UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309

(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	October 31, 2025

Date of reporting period:	April 30, 2025

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class A

SRCMX

California Municipal Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$614,993
  Total Number of Portfolio Holdings213
  Portfolio Turnover Rate (annualized)56.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.86%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	96.50%
Puerto Rico	4.23%
Guam	1.45%
Virgin Islands	0.68%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV826SARA-0

Class C

SRCCX

California Municipal Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$614,993
  Total Number of Portfolio Holdings213
  Portfolio Turnover Rate (annualized)56.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.86%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	96.50%
Puerto Rico	4.23%
Guam	1.45%
Virgin Islands	0.68%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV826SARC-0

Institutional

PCMFX

California Municipal Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about California Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$614,993
  Total Number of Portfolio Holdings213
  Portfolio Turnover Rate (annualized)56.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.86%
Investment Companies	0.01%
Other Assets and LiabilitiesFootnote Reference*	(2.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	96.50%
Puerto Rico	4.23%
Guam	1.45%
Virgin Islands	0.68%
Other StatesFootnote Reference*	0.01%
Other Assets and LiabilitiesFootnote Reference†	(2.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV826SARI-0

Class A

CMPIX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,707,712
  Total Number of Portfolio Holdings493
  Portfolio Turnover Rate (annualized)12.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.72%
Financial	19.65%
Government	18.75%
Utilities	10.15%
Consumer, Non-cyclical	7.89%
Communications	3.74%
Consumer, Cyclical	3.25%
Industrial	2.82%
Energy	2.77%
Asset Backed Securities	2.14%
Technology	1.91%
Money Market Funds	1.87%
Basic Materials	0.73%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARA-0

Class J

PIOJX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,707,712
  Total Number of Portfolio Holdings493
  Portfolio Turnover Rate (annualized)12.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.72%
Financial	19.65%
Government	18.75%
Utilities	10.15%
Consumer, Non-cyclical	7.89%
Communications	3.74%
Consumer, Cyclical	3.25%
Industrial	2.82%
Energy	2.77%
Asset Backed Securities	2.14%
Technology	1.91%
Money Market Funds	1.87%
Basic Materials	0.73%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARJ-0

Institutional

PIOIX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,707,712
  Total Number of Portfolio Holdings493
  Portfolio Turnover Rate (annualized)12.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.72%
Financial	19.65%
Government	18.75%
Utilities	10.15%
Consumer, Non-cyclical	7.89%
Communications	3.74%
Consumer, Cyclical	3.25%
Industrial	2.82%
Energy	2.77%
Asset Backed Securities	2.14%
Technology	1.91%
Money Market Funds	1.87%
Basic Materials	0.73%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARI-0

R-3

PIOOX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,707,712
  Total Number of Portfolio Holdings493
  Portfolio Turnover Rate (annualized)12.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.72%
Financial	19.65%
Government	18.75%
Utilities	10.15%
Consumer, Non-cyclical	7.89%
Communications	3.74%
Consumer, Cyclical	3.25%
Industrial	2.82%
Energy	2.77%
Asset Backed Securities	2.14%
Technology	1.91%
Money Market Funds	1.87%
Basic Materials	0.73%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARR3-0

R-5

PIOQX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,707,712
  Total Number of Portfolio Holdings493
  Portfolio Turnover Rate (annualized)12.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.72%
Financial	19.65%
Government	18.75%
Utilities	10.15%
Consumer, Non-cyclical	7.89%
Communications	3.74%
Consumer, Cyclical	3.25%
Industrial	2.82%
Energy	2.77%
Asset Backed Securities	2.14%
Technology	1.91%
Money Market Funds	1.87%
Basic Materials	0.73%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARR5-0

R-6

PICNX

Core Fixed Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$10,707,712
  Total Number of Portfolio Holdings493
  Portfolio Turnover Rate (annualized)12.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	54.90%
U.S. Government & Government Agency Obligations	42.47%
Investment Companies	1.87%
Common Stocks	0.15%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	23.72%
Financial	19.65%
Government	18.75%
Utilities	10.15%
Consumer, Non-cyclical	7.89%
Communications	3.74%
Consumer, Cyclical	3.25%
Industrial	2.82%
Energy	2.77%
Asset Backed Securities	2.14%
Technology	1.91%
Money Market Funds	1.87%
Basic Materials	0.73%
Other Assets and LiabilitiesFootnote Reference*	0.61%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV842SARR6-0

Class A

PRBDX

Core Plus Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$536,729
  Total Number of Portfolio Holdings818
  Portfolio Turnover Rate (annualized)164.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.84%
U.S. Government & Government Agency Obligations	29.35%
Investment Companies	5.89%
Senior Floating Rate Interests	4.75%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	34.52%
Financial	18.31%
Asset Backed Securities	9.83%
Consumer, Non-cyclical	7.41%
Money Market Funds	5.89%
Consumer, Cyclical	5.08%
Industrial	5.06%
Utilities	4.66%
Government	4.51%
Energy	3.84%
Technology	3.73%
Communications	3.66%
Basic Materials	2.33%
Diversified	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV825SARA-0

Class J

PBMJX

Core Plus Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$536,729
  Total Number of Portfolio Holdings818
  Portfolio Turnover Rate (annualized)164.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.84%
U.S. Government & Government Agency Obligations	29.35%
Investment Companies	5.89%
Senior Floating Rate Interests	4.75%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	34.52%
Financial	18.31%
Asset Backed Securities	9.83%
Consumer, Non-cyclical	7.41%
Money Market Funds	5.89%
Consumer, Cyclical	5.08%
Industrial	5.06%
Utilities	4.66%
Government	4.51%
Energy	3.84%
Technology	3.73%
Communications	3.66%
Basic Materials	2.33%
Diversified	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV825SARJ-0

Institutional

PMSIX

Core Plus Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$536,729
  Total Number of Portfolio Holdings818
  Portfolio Turnover Rate (annualized)164.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.84%
U.S. Government & Government Agency Obligations	29.35%
Investment Companies	5.89%
Senior Floating Rate Interests	4.75%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	34.52%
Financial	18.31%
Asset Backed Securities	9.83%
Consumer, Non-cyclical	7.41%
Money Market Funds	5.89%
Consumer, Cyclical	5.08%
Industrial	5.06%
Utilities	4.66%
Government	4.51%
Energy	3.84%
Technology	3.73%
Communications	3.66%
Basic Materials	2.33%
Diversified	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV825SARI-0

R-3

PBMMX

Core Plus Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$536,729
  Total Number of Portfolio Holdings818
  Portfolio Turnover Rate (annualized)164.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.84%
U.S. Government & Government Agency Obligations	29.35%
Investment Companies	5.89%
Senior Floating Rate Interests	4.75%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	34.52%
Financial	18.31%
Asset Backed Securities	9.83%
Consumer, Non-cyclical	7.41%
Money Market Funds	5.89%
Consumer, Cyclical	5.08%
Industrial	5.06%
Utilities	4.66%
Government	4.51%
Energy	3.84%
Technology	3.73%
Communications	3.66%
Basic Materials	2.33%
Diversified	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV825SARR3-0

R-5

PBMPX

Core Plus Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$536,729
  Total Number of Portfolio Holdings818
  Portfolio Turnover Rate (annualized)164.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.84%
U.S. Government & Government Agency Obligations	29.35%
Investment Companies	5.89%
Senior Floating Rate Interests	4.75%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	34.52%
Financial	18.31%
Asset Backed Securities	9.83%
Consumer, Non-cyclical	7.41%
Money Market Funds	5.89%
Consumer, Cyclical	5.08%
Industrial	5.06%
Utilities	4.66%
Government	4.51%
Energy	3.84%
Technology	3.73%
Communications	3.66%
Basic Materials	2.33%
Diversified	0.01%
Other Assets and LiabilitiesFootnote Reference*	(8.84)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV825SARR5-0

Class A

PGBAX

Diversified Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,459,047
  Total Number of Portfolio Holdings3,009
  Portfolio Turnover Rate (annualized)92.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.40%
Senior Floating Rate Interests	11.78%
U.S. Government & Government Agency Obligations	10.46%
Investment Companies	8.38%
Common Stocks	1.96%
Preferred Stocks	1.05%
Repurchase Agreements	0.77%
Convertible Bonds	0.02%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.24%
Consumer, Non-cyclical	11.41%
Mortgage Securities	9.99%
Industrial	6.99%
Basic Materials	6.59%
Communications	6.51%
Government	6.39%
Technology	5.70%
Consumer, Cyclical	5.66%
Money Market Funds	5.26%
Energy	5.24%
Utilities	3.36%
Asset Backed Securities	3.36%
Closed-End Funds	2.04%
Exchange-Traded Funds	1.08%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV835SARA-0

Class C

PGDCX

Diversified Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.83%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,459,047
  Total Number of Portfolio Holdings3,009
  Portfolio Turnover Rate (annualized)92.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.40%
Senior Floating Rate Interests	11.78%
U.S. Government & Government Agency Obligations	10.46%
Investment Companies	8.38%
Common Stocks	1.96%
Preferred Stocks	1.05%
Repurchase Agreements	0.77%
Convertible Bonds	0.02%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.24%
Consumer, Non-cyclical	11.41%
Mortgage Securities	9.99%
Industrial	6.99%
Basic Materials	6.59%
Communications	6.51%
Government	6.39%
Technology	5.70%
Consumer, Cyclical	5.66%
Money Market Funds	5.26%
Energy	5.24%
Utilities	3.36%
Asset Backed Securities	3.36%
Closed-End Funds	2.04%
Exchange-Traded Funds	1.08%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV835SARC-0

Institutional

PGDIX

Diversified Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,459,047
  Total Number of Portfolio Holdings3,009
  Portfolio Turnover Rate (annualized)92.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.40%
Senior Floating Rate Interests	11.78%
U.S. Government & Government Agency Obligations	10.46%
Investment Companies	8.38%
Common Stocks	1.96%
Preferred Stocks	1.05%
Repurchase Agreements	0.77%
Convertible Bonds	0.02%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.24%
Consumer, Non-cyclical	11.41%
Mortgage Securities	9.99%
Industrial	6.99%
Basic Materials	6.59%
Communications	6.51%
Government	6.39%
Technology	5.70%
Consumer, Cyclical	5.66%
Money Market Funds	5.26%
Energy	5.24%
Utilities	3.36%
Asset Backed Securities	3.36%
Closed-End Funds	2.04%
Exchange-Traded Funds	1.08%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV835SARI-0

R-6

PGBLX

Diversified Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Diversified Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,459,047
  Total Number of Portfolio Holdings3,009
  Portfolio Turnover Rate (annualized)92.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	68.40%
Senior Floating Rate Interests	11.78%
U.S. Government & Government Agency Obligations	10.46%
Investment Companies	8.38%
Common Stocks	1.96%
Preferred Stocks	1.05%
Repurchase Agreements	0.77%
Convertible Bonds	0.02%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Sector Allocation

Sector	Percent of Net Assets
Financial	23.24%
Consumer, Non-cyclical	11.41%
Mortgage Securities	9.99%
Industrial	6.99%
Basic Materials	6.59%
Communications	6.51%
Government	6.39%
Technology	5.70%
Consumer, Cyclical	5.66%
Money Market Funds	5.26%
Energy	5.24%
Utilities	3.36%
Asset Backed Securities	3.36%
Closed-End Funds	2.04%
Exchange-Traded Funds	1.08%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	(2.82)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV835SARR6-0

Class A

PRWLX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.22%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,075,699
  Total Number of Portfolio Holdings109
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.49%
Japan	12.86%
France	11.34%
Germany	7.58%
Canada	6.74%
China	6.55%
Netherlands	3.96%
United States	3.73%
Taiwan	3.18%
Hong Kong	2.40%
India	2.23%
Italy	2.00%
Korea, Republic Of	1.88%
Spain	1.71%
Ireland	1.55%
Greece	1.53%
Switzerland	1.32%
Denmark	1.29%
Sweden	1.28%
Austria	1.23%
Other LocationsFootnote Reference*	8.48%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARA-0

Class J

PIIJX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$57	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,075,699
  Total Number of Portfolio Holdings109
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.49%
Japan	12.86%
France	11.34%
Germany	7.58%
Canada	6.74%
China	6.55%
Netherlands	3.96%
United States	3.73%
Taiwan	3.18%
Hong Kong	2.40%
India	2.23%
Italy	2.00%
Korea, Republic Of	1.88%
Spain	1.71%
Ireland	1.55%
Greece	1.53%
Switzerland	1.32%
Denmark	1.29%
Sweden	1.28%
Austria	1.23%
Other LocationsFootnote Reference*	8.48%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARJ-0

Institutional

PIIIX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,075,699
  Total Number of Portfolio Holdings109
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.49%
Japan	12.86%
France	11.34%
Germany	7.58%
Canada	6.74%
China	6.55%
Netherlands	3.96%
United States	3.73%
Taiwan	3.18%
Hong Kong	2.40%
India	2.23%
Italy	2.00%
Korea, Republic Of	1.88%
Spain	1.71%
Ireland	1.55%
Greece	1.53%
Switzerland	1.32%
Denmark	1.29%
Sweden	1.28%
Austria	1.23%
Other LocationsFootnote Reference*	8.48%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARI-0

R-3

PINRX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$70	1.36%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,075,699
  Total Number of Portfolio Holdings109
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.49%
Japan	12.86%
France	11.34%
Germany	7.58%
Canada	6.74%
China	6.55%
Netherlands	3.96%
United States	3.73%
Taiwan	3.18%
Hong Kong	2.40%
India	2.23%
Italy	2.00%
Korea, Republic Of	1.88%
Spain	1.71%
Ireland	1.55%
Greece	1.53%
Switzerland	1.32%
Denmark	1.29%
Sweden	1.28%
Austria	1.23%
Other LocationsFootnote Reference*	8.48%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARR3-0

R-5

PINPX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,075,699
  Total Number of Portfolio Holdings109
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.49%
Japan	12.86%
France	11.34%
Germany	7.58%
Canada	6.74%
China	6.55%
Netherlands	3.96%
United States	3.73%
Taiwan	3.18%
Hong Kong	2.40%
India	2.23%
Italy	2.00%
Korea, Republic Of	1.88%
Spain	1.71%
Ireland	1.55%
Greece	1.53%
Switzerland	1.32%
Denmark	1.29%
Sweden	1.28%
Austria	1.23%
Other LocationsFootnote Reference*	8.48%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARR5-0

R-6

PDIFX

Diversified International Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Diversified International Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,075,699
  Total Number of Portfolio Holdings109
  Portfolio Turnover Rate (annualized)39.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.15%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	16.49%
Japan	12.86%
France	11.34%
Germany	7.58%
Canada	6.74%
China	6.55%
Netherlands	3.96%
United States	3.73%
Taiwan	3.18%
Hong Kong	2.40%
India	2.23%
Italy	2.00%
Korea, Republic Of	1.88%
Spain	1.71%
Ireland	1.55%
Greece	1.53%
Switzerland	1.32%
Denmark	1.29%
Sweden	1.28%
Austria	1.23%
Other LocationsFootnote Reference*	8.48%
Other Assets and Liabilities	0.67%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV831SARR6-0

Class A

PQIAX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.86%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,153,326
  Total Number of Portfolio Holdings62
  Portfolio Turnover Rate (annualized)18.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.64%
Consumer, Non-cyclical	21.11%
Consumer, Cyclical	12.75%
Industrial	9.94%
Technology	9.64%
Energy	6.52%
Utilities	4.90%
Communications	4.20%
Money Market Funds	3.47%
Basic Materials	2.38%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARA-0

Class C

PEUCX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.64%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,153,326
  Total Number of Portfolio Holdings62
  Portfolio Turnover Rate (annualized)18.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.64%
Consumer, Non-cyclical	21.11%
Consumer, Cyclical	12.75%
Industrial	9.94%
Technology	9.64%
Energy	6.52%
Utilities	4.90%
Communications	4.20%
Money Market Funds	3.47%
Basic Materials	2.38%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARC-0

Class J

PEIJX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,153,326
  Total Number of Portfolio Holdings62
  Portfolio Turnover Rate (annualized)18.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.64%
Consumer, Non-cyclical	21.11%
Consumer, Cyclical	12.75%
Industrial	9.94%
Technology	9.64%
Energy	6.52%
Utilities	4.90%
Communications	4.20%
Money Market Funds	3.47%
Basic Materials	2.38%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARJ-0

Institutional

PEIIX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.52%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,153,326
  Total Number of Portfolio Holdings62
  Portfolio Turnover Rate (annualized)18.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.64%
Consumer, Non-cyclical	21.11%
Consumer, Cyclical	12.75%
Industrial	9.94%
Technology	9.64%
Energy	6.52%
Utilities	4.90%
Communications	4.20%
Money Market Funds	3.47%
Basic Materials	2.38%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARI-0

R-3

PEIOX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$53	1.08%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,153,326
  Total Number of Portfolio Holdings62
  Portfolio Turnover Rate (annualized)18.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.64%
Consumer, Non-cyclical	21.11%
Consumer, Cyclical	12.75%
Industrial	9.94%
Technology	9.64%
Energy	6.52%
Utilities	4.90%
Communications	4.20%
Money Market Funds	3.47%
Basic Materials	2.38%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARR3-0

R-5

PEIQX

Equity Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,153,326
  Total Number of Portfolio Holdings62
  Portfolio Turnover Rate (annualized)18.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.08%
Investment Companies	3.47%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.64%
Consumer, Non-cyclical	21.11%
Consumer, Cyclical	12.75%
Industrial	9.94%
Technology	9.64%
Energy	6.52%
Utilities	4.90%
Communications	4.20%
Money Market Funds	3.47%
Basic Materials	2.38%
Other Assets and Liabilities	(1.55)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV834SARR5-0

Institutional

PFUMX

Finisterre Emerging Markets Total Return Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Finisterre Emerging Markets Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$653,900
  Total Number of Portfolio Holdings219
  Portfolio Turnover Rate (annualized)127.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	85.33%
Investment Companies	10.93%
Convertible Bonds	0.24%
Other Assets and LiabilitiesFootnote Reference*	3.50%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Mexico	7.45%
Luxembourg	5.25%
United Kingdom	5.00%
South Africa	4.98%
Supranational	4.36%
Poland	4.30%
Israel	4.05%
Brazil	3.95%
Colombia	3.11%
Egypt	3.08%
Netherlands	2.69%
Cayman Islands	2.49%
Argentina	2.18%
Cote d'Ivoire	2.18%
Uzbekistan	1.88%
Peru	1.80%
Qatar	1.62%
Ecuador	1.61%
Senegal	1.55%
Ghana	1.49%
Other LocationsFootnote Reference*	31.48%
Other Assets and LiabilitiesFootnote Reference†	3.50%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV914SARI-0

Class A

PRIAX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,541,832
  Total Number of Portfolio Holdings128
  Portfolio Turnover Rate (annualized)27.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	23.08%
Taiwan	17.75%
India	16.89%
Korea, Republic Of	8.52%
Brazil	5.11%
Greece	3.68%
Hong Kong	3.60%
Mexico	2.88%
Indonesia	2.80%
Saudi Arabia	1.89%
Uruguay	1.75%
Poland	1.53%
Singapore	1.37%
South Africa	0.97%
Canada	0.71%
United Kingdom	0.70%
Vietnam	0.63%
Luxembourg	0.62%
Thailand	0.62%
Peru	0.46%
Other LocationsFootnote Reference*	4.47%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARA-0

Class J

PIEJX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,541,832
  Total Number of Portfolio Holdings128
  Portfolio Turnover Rate (annualized)27.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	23.08%
Taiwan	17.75%
India	16.89%
Korea, Republic Of	8.52%
Brazil	5.11%
Greece	3.68%
Hong Kong	3.60%
Mexico	2.88%
Indonesia	2.80%
Saudi Arabia	1.89%
Uruguay	1.75%
Poland	1.53%
Singapore	1.37%
South Africa	0.97%
Canada	0.71%
United Kingdom	0.70%
Vietnam	0.63%
Luxembourg	0.62%
Thailand	0.62%
Peru	0.46%
Other LocationsFootnote Reference*	4.47%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARJ-0

Institutional

PIEIX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	1.11%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,541,832
  Total Number of Portfolio Holdings128
  Portfolio Turnover Rate (annualized)27.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	23.08%
Taiwan	17.75%
India	16.89%
Korea, Republic Of	8.52%
Brazil	5.11%
Greece	3.68%
Hong Kong	3.60%
Mexico	2.88%
Indonesia	2.80%
Saudi Arabia	1.89%
Uruguay	1.75%
Poland	1.53%
Singapore	1.37%
South Africa	0.97%
Canada	0.71%
United Kingdom	0.70%
Vietnam	0.63%
Luxembourg	0.62%
Thailand	0.62%
Peru	0.46%
Other LocationsFootnote Reference*	4.47%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARI-0

R-3

PEAPX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$78	1.56%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,541,832
  Total Number of Portfolio Holdings128
  Portfolio Turnover Rate (annualized)27.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	23.08%
Taiwan	17.75%
India	16.89%
Korea, Republic Of	8.52%
Brazil	5.11%
Greece	3.68%
Hong Kong	3.60%
Mexico	2.88%
Indonesia	2.80%
Saudi Arabia	1.89%
Uruguay	1.75%
Poland	1.53%
Singapore	1.37%
South Africa	0.97%
Canada	0.71%
United Kingdom	0.70%
Vietnam	0.63%
Luxembourg	0.62%
Thailand	0.62%
Peru	0.46%
Other LocationsFootnote Reference*	4.47%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARR3-0

R-5

PEPSX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$62	1.25%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,541,832
  Total Number of Portfolio Holdings128
  Portfolio Turnover Rate (annualized)27.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	23.08%
Taiwan	17.75%
India	16.89%
Korea, Republic Of	8.52%
Brazil	5.11%
Greece	3.68%
Hong Kong	3.60%
Mexico	2.88%
Indonesia	2.80%
Saudi Arabia	1.89%
Uruguay	1.75%
Poland	1.53%
Singapore	1.37%
South Africa	0.97%
Canada	0.71%
United Kingdom	0.70%
Vietnam	0.63%
Luxembourg	0.62%
Thailand	0.62%
Peru	0.46%
Other LocationsFootnote Reference*	4.47%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARR5-0

R-6

PIIMX

Global Emerging Markets Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Global Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,541,832
  Total Number of Portfolio Holdings128
  Portfolio Turnover Rate (annualized)27.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	2.90%
Preferred Stocks	1.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
China	23.08%
Taiwan	17.75%
India	16.89%
Korea, Republic Of	8.52%
Brazil	5.11%
Greece	3.68%
Hong Kong	3.60%
Mexico	2.88%
Indonesia	2.80%
Saudi Arabia	1.89%
Uruguay	1.75%
Poland	1.53%
Singapore	1.37%
South Africa	0.97%
Canada	0.71%
United Kingdom	0.70%
Vietnam	0.63%
Luxembourg	0.62%
Thailand	0.62%
Peru	0.46%
Other LocationsFootnote Reference*	4.47%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV844SARR6-0

Class A

POSAX

Global Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,696,699
  Total Number of Portfolio Holdings68
  Portfolio Turnover Rate (annualized)19.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.67%
Investment Companies	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	63.30%
Japan	8.92%
Australia	7.38%
France	4.44%
United Kingdom	3.33%
Singapore	2.21%
Sweden	2.11%
Hong Kong	2.08%
Germany	2.06%
Canada	1.72%
Spain	0.89%
Mexico	0.23%
Other LocationsFootnote Reference*	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV837SARA-0

Institutional

POSIX

Global Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.94%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,696,699
  Total Number of Portfolio Holdings68
  Portfolio Turnover Rate (annualized)19.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.67%
Investment Companies	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	63.30%
Japan	8.92%
Australia	7.38%
France	4.44%
United Kingdom	3.33%
Singapore	2.21%
Sweden	2.11%
Hong Kong	2.08%
Germany	2.06%
Canada	1.72%
Spain	0.89%
Mexico	0.23%
Other LocationsFootnote Reference*	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV837SARI-0

R-3

PGRKX

Global Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$72	1.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,696,699
  Total Number of Portfolio Holdings68
  Portfolio Turnover Rate (annualized)19.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.67%
Investment Companies	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	63.30%
Japan	8.92%
Australia	7.38%
France	4.44%
United Kingdom	3.33%
Singapore	2.21%
Sweden	2.11%
Hong Kong	2.08%
Germany	2.06%
Canada	1.72%
Spain	0.89%
Mexico	0.23%
Other LocationsFootnote Reference*	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV837SARR3-0

R-5

PGRUX

Global Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$56	1.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,696,699
  Total Number of Portfolio Holdings68
  Portfolio Turnover Rate (annualized)19.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.67%
Investment Companies	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	63.30%
Japan	8.92%
Australia	7.38%
France	4.44%
United Kingdom	3.33%
Singapore	2.21%
Sweden	2.11%
Hong Kong	2.08%
Germany	2.06%
Canada	1.72%
Spain	0.89%
Mexico	0.23%
Other LocationsFootnote Reference*	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV837SARR5-0

R-6

PGRSX

Global Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,696,699
  Total Number of Portfolio Holdings68
  Portfolio Turnover Rate (annualized)19.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.67%
Investment Companies	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	63.30%
Japan	8.92%
Australia	7.38%
France	4.44%
United Kingdom	3.33%
Singapore	2.21%
Sweden	2.11%
Hong Kong	2.08%
Germany	2.06%
Canada	1.72%
Spain	0.89%
Mexico	0.23%
Other LocationsFootnote Reference*	1.09%
Other Assets and Liabilities	0.24%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV837SARR6-0

Class A

CMPGX

Government & High Quality Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$644,838
  Total Number of Portfolio Holdings341
  Portfolio Turnover Rate (annualized)290.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	93.92%
Bonds	28.36%
Investment Companies	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.24%
Asset Backed Securities	19.83%
Government	3.21%
Money Market Funds	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV839SARA-0

Class J

PMRJX

Government & High Quality Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$644,838
  Total Number of Portfolio Holdings341
  Portfolio Turnover Rate (annualized)290.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	93.92%
Bonds	28.36%
Investment Companies	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.24%
Asset Backed Securities	19.83%
Government	3.21%
Money Market Funds	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV839SARJ-0

Institutional

PMRIX

Government & High Quality Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$644,838
  Total Number of Portfolio Holdings341
  Portfolio Turnover Rate (annualized)290.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	93.92%
Bonds	28.36%
Investment Companies	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.24%
Asset Backed Securities	19.83%
Government	3.21%
Money Market Funds	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV839SARI-0

R-3

PRCMX

Government & High Quality Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$644,838
  Total Number of Portfolio Holdings341
  Portfolio Turnover Rate (annualized)290.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	93.92%
Bonds	28.36%
Investment Companies	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.24%
Asset Backed Securities	19.83%
Government	3.21%
Money Market Funds	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV839SARR3-0

R-5

PMREX

Government & High Quality Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Government & High Quality Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$644,838
  Total Number of Portfolio Holdings341
  Portfolio Turnover Rate (annualized)290.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	93.92%
Bonds	28.36%
Investment Companies	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	99.24%
Asset Backed Securities	19.83%
Government	3.21%
Money Market Funds	0.62%
Other Assets and LiabilitiesFootnote Reference*	(22.90)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV839SARR5-0

Institutional

PGVXX

Government Money Market Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,835,169
  Total Number of Portfolio Holdings58

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Repurchase Agreements	44.46%
Bonds	37.28%
U.S. Government & Government Agency Obligations	14.40%
Investment Companies	5.08%
Other Assets and Liabilities	(1.22)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	51.68%
Financial	44.46%
Money Market Funds	5.08%
Other Assets and Liabilities	(1.22)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV922SARI-0

R-6

PGWXX

Government Money Market Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Government Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,835,169
  Total Number of Portfolio Holdings58

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Repurchase Agreements	44.46%
Bonds	37.28%
U.S. Government & Government Agency Obligations	14.40%
Investment Companies	5.08%
Other Assets and Liabilities	(1.22)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	51.68%
Financial	44.46%
Money Market Funds	5.08%
Other Assets and Liabilities	(1.22)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV922SARR6-0

Class A

CPHYX

High Yield Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,092,423
  Total Number of Portfolio Holdings458
  Portfolio Turnover Rate (annualized)38.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.85%
Investment Companies	7.83%
Senior Floating Rate Interests	5.37%
Common Stocks	0.04%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	17.98%
Consumer, Cyclical	17.35%
Financial	11.95%
Communications	10.88%
Industrial	10.76%
Energy	8.63%
Basic Materials	8.03%
Money Market Funds	7.83%
Technology	3.85%
Utilities	3.65%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV841SARA-0

Class C

CCHIX

High Yield Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,092,423
  Total Number of Portfolio Holdings458
  Portfolio Turnover Rate (annualized)38.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.85%
Investment Companies	7.83%
Senior Floating Rate Interests	5.37%
Common Stocks	0.04%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	17.98%
Consumer, Cyclical	17.35%
Financial	11.95%
Communications	10.88%
Industrial	10.76%
Energy	8.63%
Basic Materials	8.03%
Money Market Funds	7.83%
Technology	3.85%
Utilities	3.65%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV841SARC-0

Institutional

PHYTX

High Yield Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,092,423
  Total Number of Portfolio Holdings458
  Portfolio Turnover Rate (annualized)38.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.85%
Investment Companies	7.83%
Senior Floating Rate Interests	5.37%
Common Stocks	0.04%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	17.98%
Consumer, Cyclical	17.35%
Financial	11.95%
Communications	10.88%
Industrial	10.76%
Energy	8.63%
Basic Materials	8.03%
Money Market Funds	7.83%
Technology	3.85%
Utilities	3.65%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV841SARI-0

R-6

PHYFX

High Yield Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,092,423
  Total Number of Portfolio Holdings458
  Portfolio Turnover Rate (annualized)38.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.85%
Investment Companies	7.83%
Senior Floating Rate Interests	5.37%
Common Stocks	0.04%
Preferred Stocks	0.00%
Convertible Bonds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	17.98%
Consumer, Cyclical	17.35%
Financial	11.95%
Communications	10.88%
Industrial	10.76%
Energy	8.63%
Basic Materials	8.03%
Money Market Funds	7.83%
Technology	3.85%
Utilities	3.65%
Diversified	0.18%
Other Assets and LiabilitiesFootnote Reference*	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV841SARR6-0

Class J

PIPJX

Inflation Protection Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,309,818
  Total Number of Portfolio Holdings243
  Portfolio Turnover Rate (annualized)149.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	98.28%
Bonds	5.92%
Investment Companies	2.07%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.74%
Mortgage Securities	8.95%
Money Market Funds	2.07%
Asset Backed Securities	0.51%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV843SARJ-0

Institutional

PIPIX

Inflation Protection Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,309,818
  Total Number of Portfolio Holdings243
  Portfolio Turnover Rate (annualized)149.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	98.28%
Bonds	5.92%
Investment Companies	2.07%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.74%
Mortgage Securities	8.95%
Money Market Funds	2.07%
Asset Backed Securities	0.51%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV843SARI-0

R-3

PIFPX

Inflation Protection Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,309,818
  Total Number of Portfolio Holdings243
  Portfolio Turnover Rate (annualized)149.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	98.28%
Bonds	5.92%
Investment Companies	2.07%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.74%
Mortgage Securities	8.95%
Money Market Funds	2.07%
Asset Backed Securities	0.51%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV843SARR3-0

R-5

PBPPX

Inflation Protection Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Inflation Protection Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,309,818
  Total Number of Portfolio Holdings243
  Portfolio Turnover Rate (annualized)149.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	98.28%
Bonds	5.92%
Investment Companies	2.07%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Government	94.74%
Mortgage Securities	8.95%
Money Market Funds	2.07%
Asset Backed Securities	0.51%
Purchased Options	0.03%
Purchased Interest Rate Swaptions	0.01%
Other Assets and LiabilitiesFootnote Reference*	(6.31)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV843SARR5-0

Institutional

PINIX

International Equity Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,449,014
  Total Number of Portfolio Holdings54
  Portfolio Turnover Rate (annualized)180.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.64%
Investment Companies	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.49%
Japan	11.92%
Germany	10.53%
France	9.23%
China	8.01%
Canada	7.49%
United States	5.64%
Italy	3.18%
Hong Kong	3.13%
Ireland	3.00%
Austria	2.95%
Taiwan	2.84%
Netherlands	2.58%
Korea, Republic Of	2.29%
Greece	1.87%
Denmark	0.82%
Australia	0.67%
Russian Federation	0.00%
Other LocationsFootnote Reference*	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV846SARI-0

R-3

PRPPX

International Equity Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	1.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,449,014
  Total Number of Portfolio Holdings54
  Portfolio Turnover Rate (annualized)180.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.64%
Investment Companies	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.49%
Japan	11.92%
Germany	10.53%
France	9.23%
China	8.01%
Canada	7.49%
United States	5.64%
Italy	3.18%
Hong Kong	3.13%
Ireland	3.00%
Austria	2.95%
Taiwan	2.84%
Netherlands	2.58%
Korea, Republic Of	2.29%
Greece	1.87%
Denmark	0.82%
Australia	0.67%
Russian Federation	0.00%
Other LocationsFootnote Reference*	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV846SARR3-0

R-5

PTPPX

International Equity Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,449,014
  Total Number of Portfolio Holdings54
  Portfolio Turnover Rate (annualized)180.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.64%
Investment Companies	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.49%
Japan	11.92%
Germany	10.53%
France	9.23%
China	8.01%
Canada	7.49%
United States	5.64%
Italy	3.18%
Hong Kong	3.13%
Ireland	3.00%
Austria	2.95%
Taiwan	2.84%
Netherlands	2.58%
Korea, Republic Of	2.29%
Greece	1.87%
Denmark	0.82%
Australia	0.67%
Russian Federation	0.00%
Other LocationsFootnote Reference*	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV846SARR5-0

R-6

PIIDX

International Equity Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,449,014
  Total Number of Portfolio Holdings54
  Portfolio Turnover Rate (annualized)180.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.64%
Investment Companies	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.49%
Japan	11.92%
Germany	10.53%
France	9.23%
China	8.01%
Canada	7.49%
United States	5.64%
Italy	3.18%
Hong Kong	3.13%
Ireland	3.00%
Austria	2.95%
Taiwan	2.84%
Netherlands	2.58%
Korea, Republic Of	2.29%
Greece	1.87%
Denmark	0.82%
Australia	0.67%
Russian Federation	0.00%
Other LocationsFootnote Reference*	3.94%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV846SARR6-0

Class A

PLGAX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.93%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,400,894
  Total Number of Portfolio Holdings417
  Portfolio Turnover Rate (annualized)38.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	40.95%
Communications	22.78%
Consumer, Non-cyclical	14.02%
Financial	8.72%
Industrial	6.08%
Consumer, Cyclical	5.50%
Money Market Funds	1.31%
Exchange-Traded Funds	0.38%
Energy	0.29%
Basic Materials	0.11%
Utilities	0.04%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARA-0

Class J

PLGJX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,400,894
  Total Number of Portfolio Holdings417
  Portfolio Turnover Rate (annualized)38.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	40.95%
Communications	22.78%
Consumer, Non-cyclical	14.02%
Financial	8.72%
Industrial	6.08%
Consumer, Cyclical	5.50%
Money Market Funds	1.31%
Exchange-Traded Funds	0.38%
Energy	0.29%
Basic Materials	0.11%
Utilities	0.04%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARJ-0

Institutional

PLGIX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,400,894
  Total Number of Portfolio Holdings417
  Portfolio Turnover Rate (annualized)38.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	40.95%
Communications	22.78%
Consumer, Non-cyclical	14.02%
Financial	8.72%
Industrial	6.08%
Consumer, Cyclical	5.50%
Money Market Funds	1.31%
Exchange-Traded Funds	0.38%
Energy	0.29%
Basic Materials	0.11%
Utilities	0.04%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARI-0

R-3

PPUMX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$57	1.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,400,894
  Total Number of Portfolio Holdings417
  Portfolio Turnover Rate (annualized)38.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	40.95%
Communications	22.78%
Consumer, Non-cyclical	14.02%
Financial	8.72%
Industrial	6.08%
Consumer, Cyclical	5.50%
Money Market Funds	1.31%
Exchange-Traded Funds	0.38%
Energy	0.29%
Basic Materials	0.11%
Utilities	0.04%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARR3-0

R-5

PPUPX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,400,894
  Total Number of Portfolio Holdings417
  Portfolio Turnover Rate (annualized)38.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	40.95%
Communications	22.78%
Consumer, Non-cyclical	14.02%
Financial	8.72%
Industrial	6.08%
Consumer, Cyclical	5.50%
Money Market Funds	1.31%
Exchange-Traded Funds	0.38%
Energy	0.29%
Basic Materials	0.11%
Utilities	0.04%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARR5-0

R-6

PLCGX

LargeCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,400,894
  Total Number of Portfolio Holdings417
  Portfolio Turnover Rate (annualized)38.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.33%
Investment Companies	1.69%
Convertible Preferred Stocks	0.16%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	40.95%
Communications	22.78%
Consumer, Non-cyclical	14.02%
Financial	8.72%
Industrial	6.08%
Consumer, Cyclical	5.50%
Money Market Funds	1.31%
Exchange-Traded Funds	0.38%
Energy	0.29%
Basic Materials	0.11%
Utilities	0.04%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV849SARR6-0

Class A

PLSAX

LargeCap S&P 500 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,494,267
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)1.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.01%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Consumer, Non-cyclical	16.21%
Financial	15.21%
Communications	14.97%
Consumer, Cyclical	8.40%
Industrial	7.24%
Energy	3.15%
Utilities	2.51%
Money Market Funds	1.70%
Basic Materials	1.56%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV852SARA-0

Class J

PSPJX

LargeCap S&P 500 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,494,267
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)1.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.01%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Consumer, Non-cyclical	16.21%
Financial	15.21%
Communications	14.97%
Consumer, Cyclical	8.40%
Industrial	7.24%
Energy	3.15%
Utilities	2.51%
Money Market Funds	1.70%
Basic Materials	1.56%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV852SARJ-0

Institutional

PLFIX

LargeCap S&P 500 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,494,267
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)1.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.01%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Consumer, Non-cyclical	16.21%
Financial	15.21%
Communications	14.97%
Consumer, Cyclical	8.40%
Industrial	7.24%
Energy	3.15%
Utilities	2.51%
Money Market Funds	1.70%
Basic Materials	1.56%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV852SARI-0

R-3

PLFMX

LargeCap S&P 500 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$32	0.66%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,494,267
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)1.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.01%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Consumer, Non-cyclical	16.21%
Financial	15.21%
Communications	14.97%
Consumer, Cyclical	8.40%
Industrial	7.24%
Energy	3.15%
Utilities	2.51%
Money Market Funds	1.70%
Basic Materials	1.56%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV852SARR3-0

R-5

PLFPX

LargeCap S&P 500 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,494,267
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate (annualized)1.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.01%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Consumer, Non-cyclical	16.21%
Financial	15.21%
Communications	14.97%
Consumer, Cyclical	8.40%
Industrial	7.24%
Energy	3.15%
Utilities	2.51%
Money Market Funds	1.70%
Basic Materials	1.56%
Exchange-Traded Funds	0.31%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV852SARR5-0

Class J

PLVJX

LargeCap Value Fund III

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,474,405
  Total Number of Portfolio Holdings886
  Portfolio Turnover Rate (annualized)50.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.17%
Investment Companies	6.05%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.94%
Consumer, Non-cyclical	17.43%
Industrial	12.60%
Technology	11.62%
Consumer, Cyclical	8.42%
Energy	6.80%
Utilities	6.73%
Communications	5.15%
Money Market Funds	3.13%
Exchange-Traded Funds	2.92%
Basic Materials	2.48%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV853SARJ-0

Institutional

PLVIX

LargeCap Value Fund III

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,474,405
  Total Number of Portfolio Holdings886
  Portfolio Turnover Rate (annualized)50.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.17%
Investment Companies	6.05%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.94%
Consumer, Non-cyclical	17.43%
Industrial	12.60%
Technology	11.62%
Consumer, Cyclical	8.42%
Energy	6.80%
Utilities	6.73%
Communications	5.15%
Money Market Funds	3.13%
Exchange-Traded Funds	2.92%
Basic Materials	2.48%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV853SARI-0

R-3

PPSFX

LargeCap Value Fund III

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$60	1.23%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,474,405
  Total Number of Portfolio Holdings886
  Portfolio Turnover Rate (annualized)50.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.17%
Investment Companies	6.05%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.94%
Consumer, Non-cyclical	17.43%
Industrial	12.60%
Technology	11.62%
Consumer, Cyclical	8.42%
Energy	6.80%
Utilities	6.73%
Communications	5.15%
Money Market Funds	3.13%
Exchange-Traded Funds	2.92%
Basic Materials	2.48%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV853SARR3-0

R-5

PPSRX

LargeCap Value Fund III

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about LargeCap Value Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,474,405
  Total Number of Portfolio Holdings886
  Portfolio Turnover Rate (annualized)50.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.17%
Investment Companies	6.05%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.94%
Consumer, Non-cyclical	17.43%
Industrial	12.60%
Technology	11.62%
Consumer, Cyclical	8.42%
Energy	6.80%
Utilities	6.73%
Communications	5.15%
Money Market Funds	3.13%
Exchange-Traded Funds	2.92%
Basic Materials	2.48%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV853SARR5-0

Class A

PEMGX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$29,501,605
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate (annualized)14.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.10%
Consumer, Cyclical	25.24%
Industrial	19.67%
Technology	15.93%
Utilities	3.38%
Consumer, Non-cyclical	2.95%
Communications	2.20%
Basic Materials	1.43%
Money Market Funds	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARA-0

Class C

PMBCX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.72%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$29,501,605
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate (annualized)14.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.10%
Consumer, Cyclical	25.24%
Industrial	19.67%
Technology	15.93%
Utilities	3.38%
Consumer, Non-cyclical	2.95%
Communications	2.20%
Basic Materials	1.43%
Money Market Funds	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARC-0

Class J

PMBJX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$29,501,605
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate (annualized)14.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.10%
Consumer, Cyclical	25.24%
Industrial	19.67%
Technology	15.93%
Utilities	3.38%
Consumer, Non-cyclical	2.95%
Communications	2.20%
Basic Materials	1.43%
Money Market Funds	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARJ-0

Institutional

PCBIX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$29,501,605
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate (annualized)14.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.10%
Consumer, Cyclical	25.24%
Industrial	19.67%
Technology	15.93%
Utilities	3.38%
Consumer, Non-cyclical	2.95%
Communications	2.20%
Basic Materials	1.43%
Money Market Funds	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARI-0

R-3

PMBMX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$56	1.13%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$29,501,605
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate (annualized)14.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.10%
Consumer, Cyclical	25.24%
Industrial	19.67%
Technology	15.93%
Utilities	3.38%
Consumer, Non-cyclical	2.95%
Communications	2.20%
Basic Materials	1.43%
Money Market Funds	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARR3-0

R-5

PMBPX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$29,501,605
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate (annualized)14.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.10%
Consumer, Cyclical	25.24%
Industrial	19.67%
Technology	15.93%
Utilities	3.38%
Consumer, Non-cyclical	2.95%
Communications	2.20%
Basic Materials	1.43%
Money Market Funds	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARR5-0

R-6

PMAQX

MidCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$29,501,605
  Total Number of Portfolio Holdings74
  Portfolio Turnover Rate (annualized)14.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.90%
Investment Companies	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	29.10%
Consumer, Cyclical	25.24%
Industrial	19.67%
Technology	15.93%
Utilities	3.38%
Consumer, Non-cyclical	2.95%
Communications	2.20%
Basic Materials	1.43%
Money Market Funds	0.01%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV881SARR6-0

Class J

PMGJX

MidCap Growth Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$169,771
  Total Number of Portfolio Holdings57
  Portfolio Turnover Rate (annualized)132.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	30.40%
Financial	17.63%
Consumer, Cyclical	15.50%
Industrial	12.79%
Consumer, Non-cyclical	9.26%
Communications	6.36%
Energy	4.11%
Money Market Funds	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV879SARJ-0

Institutional

PGWIX

MidCap Growth Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$169,771
  Total Number of Portfolio Holdings57
  Portfolio Turnover Rate (annualized)132.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	30.40%
Financial	17.63%
Consumer, Cyclical	15.50%
Industrial	12.79%
Consumer, Non-cyclical	9.26%
Communications	6.36%
Energy	4.11%
Money Market Funds	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV879SARI-0

R-3

PFPPX

MidCap Growth Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$61	1.24%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$169,771
  Total Number of Portfolio Holdings57
  Portfolio Turnover Rate (annualized)132.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	30.40%
Financial	17.63%
Consumer, Cyclical	15.50%
Industrial	12.79%
Consumer, Non-cyclical	9.26%
Communications	6.36%
Energy	4.11%
Money Market Funds	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV879SARR3-0

R-5

PHPPX

MidCap Growth Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$46	0.93%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$169,771
  Total Number of Portfolio Holdings57
  Portfolio Turnover Rate (annualized)132.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.05%
Investment Companies	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	30.40%
Financial	17.63%
Consumer, Cyclical	15.50%
Industrial	12.79%
Consumer, Non-cyclical	9.26%
Communications	6.36%
Energy	4.11%
Money Market Funds	3.86%
Other Assets and Liabilities	0.09%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV879SARR5-0

Class J

PPQJX

MidCap Growth Fund III

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$54	1.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$227,867
  Total Number of Portfolio Holdings322
  Portfolio Turnover Rate (annualized)52.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.24%
Investment Companies	2.67%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	27.37%
Consumer, Non-cyclical	23.14%
Consumer, Cyclical	19.08%
Industrial	12.55%
Financial	8.09%
Communications	3.13%
Energy	2.71%
Money Market Funds	2.39%
Utilities	0.92%
Exchange-Traded Funds	0.28%
Basic Materials	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV878SARJ-0

Institutional

PPIMX

MidCap Growth Fund III

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$227,867
  Total Number of Portfolio Holdings322
  Portfolio Turnover Rate (annualized)52.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.24%
Investment Companies	2.67%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	27.37%
Consumer, Non-cyclical	23.14%
Consumer, Cyclical	19.08%
Industrial	12.55%
Financial	8.09%
Communications	3.13%
Energy	2.71%
Money Market Funds	2.39%
Utilities	0.92%
Exchange-Traded Funds	0.28%
Basic Materials	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV878SARI-0

R-3

PPQMX

MidCap Growth Fund III

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$68	1.40%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$227,867
  Total Number of Portfolio Holdings322
  Portfolio Turnover Rate (annualized)52.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.24%
Investment Companies	2.67%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	27.37%
Consumer, Non-cyclical	23.14%
Consumer, Cyclical	19.08%
Industrial	12.55%
Financial	8.09%
Communications	3.13%
Energy	2.71%
Money Market Funds	2.39%
Utilities	0.92%
Exchange-Traded Funds	0.28%
Basic Materials	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV878SARR3-0

R-5

PPQPX

MidCap Growth Fund III

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$53	1.09%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$227,867
  Total Number of Portfolio Holdings322
  Portfolio Turnover Rate (annualized)52.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.24%
Investment Companies	2.67%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	27.37%
Consumer, Non-cyclical	23.14%
Consumer, Cyclical	19.08%
Industrial	12.55%
Financial	8.09%
Communications	3.13%
Energy	2.71%
Money Market Funds	2.39%
Utilities	0.92%
Exchange-Traded Funds	0.28%
Basic Materials	0.25%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV878SARR5-0

Class J

PMFJX

MidCap S&P 400 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,158,627
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate (annualized)17.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.51%
Investment Companies	4.02%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.57%
Industrial	20.77%
Consumer, Non-cyclical	16.34%
Consumer, Cyclical	13.76%
Technology	9.69%
Basic Materials	4.00%
Money Market Funds	3.69%
Energy	3.43%
Utilities	2.99%
Communications	1.96%
Exchange-Traded Funds	0.33%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV880SARJ-0

Institutional

MPSIX

MidCap S&P 400 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.25%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,158,627
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate (annualized)17.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.51%
Investment Companies	4.02%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.57%
Industrial	20.77%
Consumer, Non-cyclical	16.34%
Consumer, Cyclical	13.76%
Technology	9.69%
Basic Materials	4.00%
Money Market Funds	3.69%
Energy	3.43%
Utilities	2.99%
Communications	1.96%
Exchange-Traded Funds	0.33%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV880SARI-0

R-3

PMFMX

MidCap S&P 400 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$35	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,158,627
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate (annualized)17.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.51%
Investment Companies	4.02%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.57%
Industrial	20.77%
Consumer, Non-cyclical	16.34%
Consumer, Cyclical	13.76%
Technology	9.69%
Basic Materials	4.00%
Money Market Funds	3.69%
Energy	3.43%
Utilities	2.99%
Communications	1.96%
Exchange-Traded Funds	0.33%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV880SARR3-0

R-5

PMFPX

MidCap S&P 400 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$20	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,158,627
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate (annualized)17.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.51%
Investment Companies	4.02%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.57%
Industrial	20.77%
Consumer, Non-cyclical	16.34%
Consumer, Cyclical	13.76%
Technology	9.69%
Basic Materials	4.00%
Money Market Funds	3.69%
Energy	3.43%
Utilities	2.99%
Communications	1.96%
Exchange-Traded Funds	0.33%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV880SARR5-0

R-6

PMAPX

MidCap S&P 400 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,158,627
  Total Number of Portfolio Holdings405
  Portfolio Turnover Rate (annualized)17.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.51%
Investment Companies	4.02%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.57%
Industrial	20.77%
Consumer, Non-cyclical	16.34%
Consumer, Cyclical	13.76%
Technology	9.69%
Basic Materials	4.00%
Money Market Funds	3.69%
Energy	3.43%
Utilities	2.99%
Communications	1.96%
Exchange-Traded Funds	0.33%
Other Assets and LiabilitiesFootnote Reference*	(0.53)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV880SARR6-0

Class A

PCMVX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.06%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,339,804
  Total Number of Portfolio Holdings722
  Portfolio Turnover Rate (annualized)85.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.14%
Industrial	18.42%
Consumer, Non-cyclical	16.73%
Technology	7.98%
Utilities	7.47%
Consumer, Cyclical	6.67%
Basic Materials	6.07%
Energy	5.42%
Communications	4.36%
Money Market Funds	3.60%
Exchange-Traded Funds	0.23%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARA-0

Class J

PVEJX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$42	0.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,339,804
  Total Number of Portfolio Holdings722
  Portfolio Turnover Rate (annualized)85.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.14%
Industrial	18.42%
Consumer, Non-cyclical	16.73%
Technology	7.98%
Utilities	7.47%
Consumer, Cyclical	6.67%
Basic Materials	6.07%
Energy	5.42%
Communications	4.36%
Money Market Funds	3.60%
Exchange-Traded Funds	0.23%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARJ-0

Institutional

PVMIX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,339,804
  Total Number of Portfolio Holdings722
  Portfolio Turnover Rate (annualized)85.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.14%
Industrial	18.42%
Consumer, Non-cyclical	16.73%
Technology	7.98%
Utilities	7.47%
Consumer, Cyclical	6.67%
Basic Materials	6.07%
Energy	5.42%
Communications	4.36%
Money Market Funds	3.60%
Exchange-Traded Funds	0.23%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARI-0

R-3

PMPRX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$58	1.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,339,804
  Total Number of Portfolio Holdings722
  Portfolio Turnover Rate (annualized)85.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.14%
Industrial	18.42%
Consumer, Non-cyclical	16.73%
Technology	7.98%
Utilities	7.47%
Consumer, Cyclical	6.67%
Basic Materials	6.07%
Energy	5.42%
Communications	4.36%
Money Market Funds	3.60%
Exchange-Traded Funds	0.23%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARR3-0

R-5

PABVX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$43	0.89%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,339,804
  Total Number of Portfolio Holdings722
  Portfolio Turnover Rate (annualized)85.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.14%
Industrial	18.42%
Consumer, Non-cyclical	16.73%
Technology	7.98%
Utilities	7.47%
Consumer, Cyclical	6.67%
Basic Materials	6.07%
Energy	5.42%
Communications	4.36%
Money Market Funds	3.60%
Exchange-Traded Funds	0.23%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARR5-0

R-6

PCMSX

MidCap Value Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$31	0.65%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,339,804
  Total Number of Portfolio Holdings722
  Portfolio Turnover Rate (annualized)85.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.26%
Investment Companies	3.83%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	23.14%
Industrial	18.42%
Consumer, Non-cyclical	16.73%
Technology	7.98%
Utilities	7.47%
Consumer, Cyclical	6.67%
Basic Materials	6.07%
Energy	5.42%
Communications	4.36%
Money Market Funds	3.60%
Exchange-Traded Funds	0.23%
Other Assets and LiabilitiesFootnote Reference*	(0.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV882SARR6-0

Class A

PCSXX

Money Market Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,139,716
  Total Number of Portfolio Holdings176

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	72.88%
Repurchase Agreements	16.67%
Bonds	4.77%
Investment Companies	3.66%
Municipal Bonds	2.67%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	49.75%
Consumer, Non-cyclical	9.21%
Consumer, Cyclical	6.70%
Energy	5.65%
Utilities	4.59%
Basic Materials	4.29%
Communications	3.93%
Money Market Funds	3.66%
Asset Backed Securities	3.28%
Industrial	3.23%
Insured	2.67%
Technology	2.10%
Diversified	1.05%
Government	0.54%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV884SARA-0

Class J

PMJXX

Money Market Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,139,716
  Total Number of Portfolio Holdings176

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	72.88%
Repurchase Agreements	16.67%
Bonds	4.77%
Investment Companies	3.66%
Municipal Bonds	2.67%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	49.75%
Consumer, Non-cyclical	9.21%
Consumer, Cyclical	6.70%
Energy	5.65%
Utilities	4.59%
Basic Materials	4.29%
Communications	3.93%
Money Market Funds	3.66%
Asset Backed Securities	3.28%
Industrial	3.23%
Insured	2.67%
Technology	2.10%
Diversified	1.05%
Government	0.54%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV884SARJ-0

Institutional

PINZX

Overseas Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,223,343
  Total Number of Portfolio Holdings477
  Portfolio Turnover Rate (annualized)58.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.24%
Investment Companies	4.30%
Preferred Stocks	0.84%
Other Assets and LiabilitiesFootnote Reference*	(1.38)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	22.21%
Japan	14.80%
France	13.93%
Germany	10.12%
Netherlands	6.21%
Italy	5.55%
Canada	3.70%
Switzerland	3.47%
Korea, Republic Of	2.52%
Finland	2.31%
Hong Kong	2.26%
Sweden	1.98%
Norway	1.33%
Belgium	1.29%
Denmark	1.13%
Singapore	1.00%
United States	0.65%
Luxembourg	0.63%
China	0.56%
Australia	0.54%
Other LocationsFootnote Reference*	5.19%
Other Assets and LiabilitiesFootnote Reference†	(1.38)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV886SARI-0

R-3

PINTX

Overseas Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$76	1.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,223,343
  Total Number of Portfolio Holdings477
  Portfolio Turnover Rate (annualized)58.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.24%
Investment Companies	4.30%
Preferred Stocks	0.84%
Other Assets and LiabilitiesFootnote Reference*	(1.38)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	22.21%
Japan	14.80%
France	13.93%
Germany	10.12%
Netherlands	6.21%
Italy	5.55%
Canada	3.70%
Switzerland	3.47%
Korea, Republic Of	2.52%
Finland	2.31%
Hong Kong	2.26%
Sweden	1.98%
Norway	1.33%
Belgium	1.29%
Denmark	1.13%
Singapore	1.00%
United States	0.65%
Luxembourg	0.63%
China	0.56%
Australia	0.54%
Other LocationsFootnote Reference*	5.19%
Other Assets and LiabilitiesFootnote Reference†	(1.38)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV886SARR3-0

Class A

CMNWX

Principal Capital Appreciation Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.74%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,415,730
  Total Number of Portfolio Holdings93
  Portfolio Turnover Rate (annualized)64.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.40%
Investment Companies	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	27.42%
Financial	17.02%
Consumer, Non-cyclical	15.29%
Communications	13.68%
Consumer, Cyclical	11.02%
Industrial	7.23%
Energy	3.52%
Utilities	2.83%
Basic Materials	1.39%
Money Market Funds	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV827SARA-0

Institutional

PWCIX

Principal Capital Appreciation Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,415,730
  Total Number of Portfolio Holdings93
  Portfolio Turnover Rate (annualized)64.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.40%
Investment Companies	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	27.42%
Financial	17.02%
Consumer, Non-cyclical	15.29%
Communications	13.68%
Consumer, Cyclical	11.02%
Industrial	7.23%
Energy	3.52%
Utilities	2.83%
Basic Materials	1.39%
Money Market Funds	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV827SARI-0

R-3

PCAOX

Principal Capital Appreciation Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$48	0.99%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,415,730
  Total Number of Portfolio Holdings93
  Portfolio Turnover Rate (annualized)64.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.40%
Investment Companies	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	27.42%
Financial	17.02%
Consumer, Non-cyclical	15.29%
Communications	13.68%
Consumer, Cyclical	11.02%
Industrial	7.23%
Energy	3.52%
Utilities	2.83%
Basic Materials	1.39%
Money Market Funds	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV827SARR3-0

R-5

PCAQX

Principal Capital Appreciation Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$33	0.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,415,730
  Total Number of Portfolio Holdings93
  Portfolio Turnover Rate (annualized)64.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.40%
Investment Companies	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	27.42%
Financial	17.02%
Consumer, Non-cyclical	15.29%
Communications	13.68%
Consumer, Cyclical	11.02%
Industrial	7.23%
Energy	3.52%
Utilities	2.83%
Basic Materials	1.39%
Money Market Funds	0.58%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV827SARR5-0

Institutional

LTINX

Principal LifeTime 2015 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$212,016
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)37.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.54%
Domestic Equity Funds	25.16%
International Equity Funds	9.91%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV856SARI-0

R-3

LTAPX

Principal LifeTime 2015 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$212,016
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)37.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.54%
Domestic Equity Funds	25.16%
International Equity Funds	9.91%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV856SARR3-0

R-5

LTPFX

Principal LifeTime 2015 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$212,016
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)37.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.54%
Domestic Equity Funds	25.16%
International Equity Funds	9.91%
Specialty Funds	0.40%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV856SARR5-0

Class A

PTBAX

Principal LifeTime 2020 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,078,727
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)35.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	58.07%
Domestic Equity Funds	29.72%
International Equity Funds	11.84%
Specialty Funds	0.38%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV857SARA-0

Class J

PLFJX

Principal LifeTime 2020 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$8	0.17%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,078,727
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)35.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	58.07%
Domestic Equity Funds	29.72%
International Equity Funds	11.84%
Specialty Funds	0.38%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV857SARJ-0

Institutional

PLWIX

Principal LifeTime 2020 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,078,727
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)35.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	58.07%
Domestic Equity Funds	29.72%
International Equity Funds	11.84%
Specialty Funds	0.38%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV857SARI-0

R-3

PTBMX

Principal LifeTime 2020 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,078,727
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)35.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	58.07%
Domestic Equity Funds	29.72%
International Equity Funds	11.84%
Specialty Funds	0.38%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV857SARR3-0

R-5

PTBPX

Principal LifeTime 2020 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,078,727
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)35.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	58.07%
Domestic Equity Funds	29.72%
International Equity Funds	11.84%
Specialty Funds	0.38%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV857SARR5-0

Institutional

LTSTX

Principal LifeTime 2025 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,423,002
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)41.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.44%
Domestic Equity Funds	34.34%
International Equity Funds	13.82%
Specialty Funds	0.40%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV858SARI-0

R-3

LTVPX

Principal LifeTime 2025 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,423,002
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)41.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.44%
Domestic Equity Funds	34.34%
International Equity Funds	13.82%
Specialty Funds	0.40%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV858SARR3-0

R-5

LTPDX

Principal LifeTime 2025 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,423,002
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)41.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.44%
Domestic Equity Funds	34.34%
International Equity Funds	13.82%
Specialty Funds	0.40%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV858SARR5-0

Class A

PTCAX

Principal LifeTime 2030 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$16	0.33%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,065,701
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)45.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.29%
Domestic Equity Funds	40.75%
International Equity Funds	16.49%
Specialty Funds	0.48%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV859SARA-0

Class J

PLTJX

Principal LifeTime 2030 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,065,701
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)45.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.29%
Domestic Equity Funds	40.75%
International Equity Funds	16.49%
Specialty Funds	0.48%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV859SARJ-0

Institutional

PMTIX

Principal LifeTime 2030 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,065,701
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)45.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.29%
Domestic Equity Funds	40.75%
International Equity Funds	16.49%
Specialty Funds	0.48%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV859SARI-0

R-3

PTCMX

Principal LifeTime 2030 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,065,701
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)45.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.29%
Domestic Equity Funds	40.75%
International Equity Funds	16.49%
Specialty Funds	0.48%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV859SARR3-0

R-5

PTCPX

Principal LifeTime 2030 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,065,701
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)45.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.29%
Domestic Equity Funds	40.75%
International Equity Funds	16.49%
Specialty Funds	0.48%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV859SARR5-0

Institutional

LTIUX

Principal LifeTime 2035 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,919,687
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)49.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	47.12%
Fixed Income Funds	33.89%
International Equity Funds	18.99%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV860SARI-0

R-3

LTAOX

Principal LifeTime 2035 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,919,687
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)49.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	47.12%
Fixed Income Funds	33.89%
International Equity Funds	18.99%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV860SARR3-0

R-5

LTPEX

Principal LifeTime 2035 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,919,687
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)49.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	47.12%
Fixed Income Funds	33.89%
International Equity Funds	18.99%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV860SARR5-0

Class A

PTDAX

Principal LifeTime 2040 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,483,814
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)57.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.56%
International Equity Funds	22.57%
Fixed Income Funds	21.88%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV861SARA-0

Class J

PTDJX

Principal LifeTime 2040 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,483,814
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)57.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.56%
International Equity Funds	22.57%
Fixed Income Funds	21.88%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV861SARJ-0

Institutional

PTDIX

Principal LifeTime 2040 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,483,814
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)57.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.56%
International Equity Funds	22.57%
Fixed Income Funds	21.88%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV861SARI-0

R-3

PTDMX

Principal LifeTime 2040 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,483,814
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)57.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.56%
International Equity Funds	22.57%
Fixed Income Funds	21.88%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV861SARR3-0

R-5

PTDPX

Principal LifeTime 2040 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,483,814
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)57.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.56%
International Equity Funds	22.57%
Fixed Income Funds	21.88%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV861SARR5-0

Institutional

LTRIX

Principal LifeTime 2045 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,635,347
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)58.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	61.89%
International Equity Funds	25.26%
Fixed Income Funds	12.85%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV862SARI-0

R-3

LTRVX

Principal LifeTime 2045 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,635,347
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)58.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	61.89%
International Equity Funds	25.26%
Fixed Income Funds	12.85%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV862SARR3-0

R-5

LTRDX

Principal LifeTime 2045 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,635,347
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)58.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	61.89%
International Equity Funds	25.26%
Fixed Income Funds	12.85%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV862SARR5-0

Class A

PPEAX

Principal LifeTime 2050 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,124,690
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)65.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	67.24%
International Equity Funds	27.52%
Fixed Income Funds	5.25%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV863SARA-0

Class J

PFLJX

Principal LifeTime 2050 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,124,690
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)65.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	67.24%
International Equity Funds	27.52%
Fixed Income Funds	5.25%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV863SARJ-0

Institutional

PPLIX

Principal LifeTime 2050 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,124,690
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)65.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	67.24%
International Equity Funds	27.52%
Fixed Income Funds	5.25%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV863SARI-0

R-3

PTERX

Principal LifeTime 2050 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,124,690
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)65.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	67.24%
International Equity Funds	27.52%
Fixed Income Funds	5.25%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV863SARR3-0

R-5

PTEFX

Principal LifeTime 2050 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,124,690
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)65.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	67.24%
International Equity Funds	27.52%
Fixed Income Funds	5.25%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV863SARR5-0

Institutional

LTFIX

Principal LifeTime 2055 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,079,610
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)66.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.30%
International Equity Funds	27.97%
Fixed Income Funds	3.74%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV864SARI-0

R-3

LTFDX

Principal LifeTime 2055 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,079,610
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)66.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.30%
International Equity Funds	27.97%
Fixed Income Funds	3.74%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV864SARR3-0

R-5

LTFPX

Principal LifeTime 2055 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,079,610
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)66.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.30%
International Equity Funds	27.97%
Fixed Income Funds	3.74%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV864SARR5-0

Class J

PLTAX

Principal LifeTime 2060 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,041,746
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)65.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.28%
International Equity Funds	27.96%
Fixed Income Funds	3.76%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV865SARJ-0

Institutional

PLTZX

Principal LifeTime 2060 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,041,746
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)65.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.28%
International Equity Funds	27.96%
Fixed Income Funds	3.76%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV865SARI-0

R-3

PLTCX

Principal LifeTime 2060 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,041,746
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)65.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.28%
International Equity Funds	27.96%
Fixed Income Funds	3.76%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV865SARR3-0

R-5

PLTOX

Principal LifeTime 2060 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,041,746
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)65.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.28%
International Equity Funds	27.96%
Fixed Income Funds	3.76%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV865SARR5-0

Institutional

PLJIX

Principal LifeTime 2065 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$1	0.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$231,867
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)66.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.27%
International Equity Funds	27.95%
Fixed Income Funds	3.79%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV919SARI-0

R-3

PLJCX

Principal LifeTime 2065 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$231,867
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)66.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.27%
International Equity Funds	27.95%
Fixed Income Funds	3.79%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV919SARR3-0

R-5

PLJEX

Principal LifeTime 2065 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$231,867
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)66.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.27%
International Equity Funds	27.95%
Fixed Income Funds	3.79%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV919SARR5-0

Class J

PLTLX

Principal LifeTime 2070 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$61,387
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)69.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.24%
International Equity Funds	27.95%
Fixed Income Funds	3.80%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV947SARJ-0

Institutional

PLTGX

Principal LifeTime 2070 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$61,387
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)69.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.24%
International Equity Funds	27.95%
Fixed Income Funds	3.80%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV947SARI-0

R-3

PLTDX

Principal LifeTime 2070 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$61,387
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)69.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.24%
International Equity Funds	27.95%
Fixed Income Funds	3.80%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV947SARR3-0

R-5

PLTFX

Principal LifeTime 2070 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$15	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$61,387
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate (annualized)69.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.99%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.24%
International Equity Funds	27.95%
Fixed Income Funds	3.80%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV947SARR5-0

Class J

PHJMX

Principal LifeTime Hybrid 2015 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$372,089
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)29.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.98%
Domestic Equity Funds	24.86%
International Equity Funds	9.76%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV867SARJ-0

Institutional

PHTMX

Principal LifeTime Hybrid 2015 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$372,089
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)29.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.98%
Domestic Equity Funds	24.86%
International Equity Funds	9.76%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV867SARI-0

R-6

PLRRX

Principal LifeTime Hybrid 2015 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$372,089
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)29.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.98%
Domestic Equity Funds	24.86%
International Equity Funds	9.76%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV867SARR6-0

Class J

PHJTX

Principal LifeTime Hybrid 2020 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$8	0.17%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$547,286
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)37.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	58.50%
Domestic Equity Funds	29.40%
International Equity Funds	11.69%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV868SARJ-0

Institutional

PHTTX

Principal LifeTime Hybrid 2020 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$547,286
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)37.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	58.50%
Domestic Equity Funds	29.40%
International Equity Funds	11.69%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV868SARI-0

R-6

PLTTX

Principal LifeTime Hybrid 2020 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$547,286
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)37.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	58.50%
Domestic Equity Funds	29.40%
International Equity Funds	11.69%
Specialty Funds	0.42%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV868SARR6-0

Class J

PHJQX

Principal LifeTime Hybrid 2025 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$946,888
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)36.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.83%
Domestic Equity Funds	34.09%
International Equity Funds	13.66%
Specialty Funds	0.43%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV869SARJ-0

Institutional

PHTQX

Principal LifeTime Hybrid 2025 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$946,888
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)36.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.83%
Domestic Equity Funds	34.09%
International Equity Funds	13.66%
Specialty Funds	0.43%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV869SARI-0

R-6

PLFTX

Principal LifeTime Hybrid 2025 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$946,888
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)36.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.83%
Domestic Equity Funds	34.09%
International Equity Funds	13.66%
Specialty Funds	0.43%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV869SARR6-0

Class J

PHJNX

Principal LifeTime Hybrid 2030 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$8	0.17%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,094,240
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)39.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.78%
Domestic Equity Funds	40.43%
International Equity Funds	16.32%
Specialty Funds	0.48%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV870SARJ-0

Institutional

PHTNX

Principal LifeTime Hybrid 2030 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,094,240
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)39.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.78%
Domestic Equity Funds	40.43%
International Equity Funds	16.32%
Specialty Funds	0.48%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV870SARI-0

R-6

PLZTX

Principal LifeTime Hybrid 2030 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,094,240
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)39.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.78%
Domestic Equity Funds	40.43%
International Equity Funds	16.32%
Specialty Funds	0.48%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV870SARR6-0

Class J

PHJJX

Principal LifeTime Hybrid 2035 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$769,784
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)43.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	46.89%
Fixed Income Funds	34.26%
International Equity Funds	18.86%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV871SARJ-0

Institutional

PHTJX

Principal LifeTime Hybrid 2035 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$769,784
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)43.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	46.89%
Fixed Income Funds	34.26%
International Equity Funds	18.86%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV871SARI-0

R-6

PLRTX

Principal LifeTime Hybrid 2035 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$769,784
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)43.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	46.89%
Fixed Income Funds	34.26%
International Equity Funds	18.86%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV871SARR6-0

Class J

PHJEX

Principal LifeTime Hybrid 2040 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$895,263
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)48.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.35%
International Equity Funds	22.44%
Fixed Income Funds	22.22%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV872SARJ-0

Institutional

PLTQX

Principal LifeTime Hybrid 2040 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$895,263
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)48.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.35%
International Equity Funds	22.44%
Fixed Income Funds	22.22%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV872SARI-0

R-6

PLMTX

Principal LifeTime Hybrid 2040 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$895,263
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)48.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	55.35%
International Equity Funds	22.44%
Fixed Income Funds	22.22%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV872SARR6-0

Class J

PHJYX

Principal LifeTime Hybrid 2045 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$517,625
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)54.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	61.82%
International Equity Funds	25.17%
Fixed Income Funds	13.02%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV873SARJ-0

Institutional

PHTYX

Principal LifeTime Hybrid 2045 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$517,625
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)54.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	61.82%
International Equity Funds	25.17%
Fixed Income Funds	13.02%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV873SARI-0

R-6

PLNTX

Principal LifeTime Hybrid 2045 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$517,625
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)54.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	61.82%
International Equity Funds	25.17%
Fixed Income Funds	13.02%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV873SARR6-0

Class J

PHJUX

Principal LifeTime Hybrid 2050 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$10	0.21%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$475,161
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)56.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	67.17%
International Equity Funds	27.43%
Fixed Income Funds	5.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV874SARJ-0

Institutional

PHTUX

Principal LifeTime Hybrid 2050 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$475,161
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)56.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	67.17%
International Equity Funds	27.43%
Fixed Income Funds	5.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV874SARI-0

R-6

PLJTX

Principal LifeTime Hybrid 2050 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$475,161
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)56.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	67.17%
International Equity Funds	27.43%
Fixed Income Funds	5.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV874SARR6-0

Class J

PHJBX

Principal LifeTime Hybrid 2055 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$300,257
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)56.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.23%
International Equity Funds	27.90%
Fixed Income Funds	3.88%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV875SARJ-0

Institutional

PLTNX

Principal LifeTime Hybrid 2055 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$300,257
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)56.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.23%
International Equity Funds	27.90%
Fixed Income Funds	3.88%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV875SARI-0

R-6

PLHTX

Principal LifeTime Hybrid 2055 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$300,257
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)56.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.23%
International Equity Funds	27.90%
Fixed Income Funds	3.88%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV875SARR6-0

Class J

PHJGX

Principal LifeTime Hybrid 2060 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$161,801
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)58.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.23%
International Equity Funds	27.87%
Fixed Income Funds	3.92%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV876SARJ-0

Institutional

PLTHX

Principal LifeTime Hybrid 2060 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$161,801
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)58.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.23%
International Equity Funds	27.87%
Fixed Income Funds	3.92%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV876SARI-0

R-6

PLKTX

Principal LifeTime Hybrid 2060 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$161,801
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)58.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.23%
International Equity Funds	27.87%
Fixed Income Funds	3.92%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV876SARR6-0

Class J

PHJDX

Principal LifeTime Hybrid 2065 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$59,299
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)57.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.21%
International Equity Funds	27.87%
Fixed Income Funds	3.95%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV920SARJ-0

Institutional

PLHHX

Principal LifeTime Hybrid 2065 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$59,299
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)57.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.21%
International Equity Funds	27.87%
Fixed Income Funds	3.95%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV920SARI-0

R-6

PLHRX

Principal LifeTime Hybrid 2065 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$59,299
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)57.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.21%
International Equity Funds	27.87%
Fixed Income Funds	3.95%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV920SARR6-0

Class J

PLKJX

Principal LifeTime Hybrid 2070 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$7,044
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)104.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.77%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.08%
International Equity Funds	27.79%
Fixed Income Funds	3.90%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV948SARJ-0

Institutional

PLKSX

Principal LifeTime Hybrid 2070 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$7,044
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)104.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.77%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.08%
International Equity Funds	27.79%
Fixed Income Funds	3.90%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV948SARI-0

R-6

PLKRX

Principal LifeTime Hybrid 2070 Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$7,044
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate (annualized)104.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.77%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	68.08%
International Equity Funds	27.79%
Fixed Income Funds	3.90%
Other Assets and Liabilities	0.23%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV948SARR6-0

Class J

PHJFX

Principal LifeTime Hybrid Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$169,423
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)36.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	65.06%
Domestic Equity Funds	24.78%
International Equity Funds	9.73%
Specialty Funds	0.44%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV877SARJ-0

Institutional

PHTFX

Principal LifeTime Hybrid Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$169,423
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)36.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	65.06%
Domestic Equity Funds	24.78%
International Equity Funds	9.73%
Specialty Funds	0.44%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV877SARI-0

R-6

PLTYX

Principal LifeTime Hybrid Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$169,423
  Total Number of Portfolio Holdings12
  Portfolio Turnover Rate (annualized)36.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	65.06%
Domestic Equity Funds	24.78%
International Equity Funds	9.73%
Specialty Funds	0.44%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV877SARR6-0

Class A

PALTX

Principal LifeTime Strategic Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$18	0.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$722,057
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)33.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.66%
Domestic Equity Funds	25.07%
International Equity Funds	9.87%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV866SARA-0

Class J

PLSJX

Principal LifeTime Strategic Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$722,057
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)33.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.66%
Domestic Equity Funds	25.07%
International Equity Funds	9.87%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV866SARJ-0

Institutional

PLSIX

Principal LifeTime Strategic Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$722,057
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)33.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.66%
Domestic Equity Funds	25.07%
International Equity Funds	9.87%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV866SARI-0

R-3

PLSMX

Principal LifeTime Strategic Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$722,057
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)33.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.66%
Domestic Equity Funds	25.07%
International Equity Funds	9.87%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV866SARR3-0

R-5

PLSPX

Principal LifeTime Strategic Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$13	0.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$722,057
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate (annualized)33.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	64.66%
Domestic Equity Funds	25.07%
International Equity Funds	9.87%
Specialty Funds	0.41%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV866SARR5-0

Class A

PRRAX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,279,083
  Total Number of Portfolio Holdings37
  Portfolio Turnover Rate (annualized)17.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	98.69%
Money Market Funds	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARA-0

Class C

PRCEX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.11%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,279,083
  Total Number of Portfolio Holdings37
  Portfolio Turnover Rate (annualized)17.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	98.69%
Money Market Funds	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARC-0

Class J

PREJX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$54	1.09%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,279,083
  Total Number of Portfolio Holdings37
  Portfolio Turnover Rate (annualized)17.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	98.69%
Money Market Funds	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARJ-0

Institutional

PIREX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.86%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,279,083
  Total Number of Portfolio Holdings37
  Portfolio Turnover Rate (annualized)17.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	98.69%
Money Market Funds	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARI-0

R-3

PRERX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$67	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,279,083
  Total Number of Portfolio Holdings37
  Portfolio Turnover Rate (annualized)17.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	98.69%
Money Market Funds	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARR3-0

R-5

PREPX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,279,083
  Total Number of Portfolio Holdings37
  Portfolio Turnover Rate (annualized)17.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	98.69%
Money Market Funds	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARR5-0

R-6

PFRSX

Real Estate Securities Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$6,279,083
  Total Number of Portfolio Holdings37
  Portfolio Turnover Rate (annualized)17.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.69%
Investment Companies	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	98.69%
Money Market Funds	1.40%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV888SARR6-0

Class A

SABPX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,421,481
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	50.60%
Fixed Income Funds	34.95%
International Equity Funds	10.91%
Specialty Funds	2.96%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARA-0

Class C

SCBPX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,421,481
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	50.60%
Fixed Income Funds	34.95%
International Equity Funds	10.91%
Specialty Funds	2.96%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARC-0

Class J

PSAJX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,421,481
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	50.60%
Fixed Income Funds	34.95%
International Equity Funds	10.91%
Specialty Funds	2.96%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARJ-0

Institutional

PSBIX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,421,481
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	50.60%
Fixed Income Funds	34.95%
International Equity Funds	10.91%
Specialty Funds	2.96%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARI-0

R-3

PBAPX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,421,481
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	50.60%
Fixed Income Funds	34.95%
International Equity Funds	10.91%
Specialty Funds	2.96%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARR3-0

R-5

PSBFX

SAM Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$4,421,481
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)35.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	50.60%
Fixed Income Funds	34.95%
International Equity Funds	10.91%
Specialty Funds	2.96%
Money Market Funds	0.62%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV889SARR5-0

Class A

SAIPX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,774,924
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)28.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.85%
Domestic Equity Funds	32.29%
International Equity Funds	6.77%
Specialty Funds	2.36%
Money Market Funds	0.77%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARA-0

Class C

SCIPX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,774,924
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)28.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.85%
Domestic Equity Funds	32.29%
International Equity Funds	6.77%
Specialty Funds	2.36%
Money Market Funds	0.77%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARC-0

Class J

PCBJX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,774,924
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)28.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.85%
Domestic Equity Funds	32.29%
International Equity Funds	6.77%
Specialty Funds	2.36%
Money Market Funds	0.77%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARJ-0

Institutional

PCCIX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,774,924
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)28.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.85%
Domestic Equity Funds	32.29%
International Equity Funds	6.77%
Specialty Funds	2.36%
Money Market Funds	0.77%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARI-0

R-3

PCBPX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,774,924
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)28.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.85%
Domestic Equity Funds	32.29%
International Equity Funds	6.77%
Specialty Funds	2.36%
Money Market Funds	0.77%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARR3-0

R-5

PCBFX

SAM Conservative Balanced Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,774,924
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate (annualized)28.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.85%
Domestic Equity Funds	32.29%
International Equity Funds	6.77%
Specialty Funds	2.36%
Money Market Funds	0.77%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV890SARR5-0

Class A

SAGPX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,083,088
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate (annualized)33.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.53%
Fixed Income Funds	16.17%
International Equity Funds	14.32%
Specialty Funds	3.35%
Money Market Funds	0.67%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARA-0

Class C

SCGPX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,083,088
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate (annualized)33.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.53%
Fixed Income Funds	16.17%
International Equity Funds	14.32%
Specialty Funds	3.35%
Money Market Funds	0.67%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARC-0

Class J

PCGJX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,083,088
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate (annualized)33.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.53%
Fixed Income Funds	16.17%
International Equity Funds	14.32%
Specialty Funds	3.35%
Money Market Funds	0.67%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARJ-0

Institutional

PCWIX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,083,088
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate (annualized)33.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.53%
Fixed Income Funds	16.17%
International Equity Funds	14.32%
Specialty Funds	3.35%
Money Market Funds	0.67%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARI-0

R-3

PCGPX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,083,088
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate (annualized)33.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.53%
Fixed Income Funds	16.17%
International Equity Funds	14.32%
Specialty Funds	3.35%
Money Market Funds	0.67%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARR3-0

R-5

PCWPX

SAM Conservative Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,083,088
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate (annualized)33.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.53%
Fixed Income Funds	16.17%
International Equity Funds	14.32%
Specialty Funds	3.35%
Money Market Funds	0.67%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV891SARR5-0

Class A

SAUPX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,226,266
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)24.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.45%
Domestic Equity Funds	20.75%
International Equity Funds	4.11%
Specialty Funds	1.02%
Money Market Funds	0.71%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARA-0

Class C

SCUPX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.40%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,226,266
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)24.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.45%
Domestic Equity Funds	20.75%
International Equity Funds	4.11%
Specialty Funds	1.02%
Money Market Funds	0.71%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARC-0

Class J

PFIJX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,226,266
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)24.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.45%
Domestic Equity Funds	20.75%
International Equity Funds	4.11%
Specialty Funds	1.02%
Money Market Funds	0.71%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARJ-0

Institutional

PIFIX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.33%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,226,266
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)24.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.45%
Domestic Equity Funds	20.75%
International Equity Funds	4.11%
Specialty Funds	1.02%
Money Market Funds	0.71%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARI-0

R-3

PFIPX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,226,266
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)24.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.45%
Domestic Equity Funds	20.75%
International Equity Funds	4.11%
Specialty Funds	1.02%
Money Market Funds	0.71%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARR3-0

R-5

PFIFX

SAM Flexible Income Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,226,266
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate (annualized)24.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	73.45%
Domestic Equity Funds	20.75%
International Equity Funds	4.11%
Specialty Funds	1.02%
Money Market Funds	0.71%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV892SARR5-0

Class A

SACAX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,168,137
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)43.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	74.77%
International Equity Funds	19.67%
Specialty Funds	3.49%
Fixed Income Funds	1.30%
Money Market Funds	0.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARA-0

Class C

SWHCX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,168,137
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)43.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	74.77%
International Equity Funds	19.67%
Specialty Funds	3.49%
Fixed Income Funds	1.30%
Money Market Funds	0.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARC-0

Class J

PSWJX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,168,137
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)43.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	74.77%
International Equity Funds	19.67%
Specialty Funds	3.49%
Fixed Income Funds	1.30%
Money Market Funds	0.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARJ-0

Institutional

PSWIX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,168,137
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)43.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	74.77%
International Equity Funds	19.67%
Specialty Funds	3.49%
Fixed Income Funds	1.30%
Money Market Funds	0.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARI-0

R-3

PSGPX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,168,137
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)43.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	74.77%
International Equity Funds	19.67%
Specialty Funds	3.49%
Fixed Income Funds	1.30%
Money Market Funds	0.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARR3-0

R-5

PSGFX

SAM Strategic Growth Portfolio

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,168,137
  Total Number of Portfolio Holdings21
  Portfolio Turnover Rate (annualized)43.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	74.77%
International Equity Funds	19.67%
Specialty Funds	3.49%
Fixed Income Funds	1.30%
Money Market Funds	0.81%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV893SARR5-0

Class A

SRHQX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,295,659
  Total Number of Portfolio Holdings383
  Portfolio Turnover Rate (annualized)42.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	22.76%
Financial	22.56%
Mortgage Securities	12.67%
Government	10.59%
Utilities	7.36%
Consumer, Non-cyclical	5.16%
Technology	4.94%
Energy	4.32%
Money Market Funds	3.91%
Industrial	2.90%
Communications	2.20%
Basic Materials	0.87%
Consumer, Cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARA-0

Class C

STCCX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.55%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,295,659
  Total Number of Portfolio Holdings383
  Portfolio Turnover Rate (annualized)42.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	22.76%
Financial	22.56%
Mortgage Securities	12.67%
Government	10.59%
Utilities	7.36%
Consumer, Non-cyclical	5.16%
Technology	4.94%
Energy	4.32%
Money Market Funds	3.91%
Industrial	2.90%
Communications	2.20%
Basic Materials	0.87%
Consumer, Cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARC-0

Class J

PSJIX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,295,659
  Total Number of Portfolio Holdings383
  Portfolio Turnover Rate (annualized)42.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	22.76%
Financial	22.56%
Mortgage Securities	12.67%
Government	10.59%
Utilities	7.36%
Consumer, Non-cyclical	5.16%
Technology	4.94%
Energy	4.32%
Money Market Funds	3.91%
Industrial	2.90%
Communications	2.20%
Basic Materials	0.87%
Consumer, Cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARJ-0

Institutional

PSHIX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,295,659
  Total Number of Portfolio Holdings383
  Portfolio Turnover Rate (annualized)42.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	22.76%
Financial	22.56%
Mortgage Securities	12.67%
Government	10.59%
Utilities	7.36%
Consumer, Non-cyclical	5.16%
Technology	4.94%
Energy	4.32%
Money Market Funds	3.91%
Industrial	2.90%
Communications	2.20%
Basic Materials	0.87%
Consumer, Cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARI-0

R-3

PSIOX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,295,659
  Total Number of Portfolio Holdings383
  Portfolio Turnover Rate (annualized)42.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	22.76%
Financial	22.56%
Mortgage Securities	12.67%
Government	10.59%
Utilities	7.36%
Consumer, Non-cyclical	5.16%
Technology	4.94%
Energy	4.32%
Money Market Funds	3.91%
Industrial	2.90%
Communications	2.20%
Basic Materials	0.87%
Consumer, Cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARR3-0

R-5

PSIQX

Short-Term Income Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$3,295,659
  Total Number of Portfolio Holdings383
  Portfolio Turnover Rate (annualized)42.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.35%
U.S. Government & Government Agency Obligations	10.59%
Investment Companies	3.91%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Asset Backed Securities	22.76%
Financial	22.56%
Mortgage Securities	12.67%
Government	10.59%
Utilities	7.36%
Consumer, Non-cyclical	5.16%
Technology	4.94%
Energy	4.32%
Money Market Funds	3.91%
Industrial	2.90%
Communications	2.20%
Basic Materials	0.87%
Consumer, Cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.85)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV899SARR5-0

Class A

PLLAX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.11%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,925,201
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate (annualized)22.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.90%
Consumer, Non-cyclical	24.13%
Industrial	20.60%
Technology	11.75%
Consumer, Cyclical	10.62%
Utilities	3.07%
Energy	2.90%
Money Market Funds	1.43%
Basic Materials	1.15%
Communications	0.69%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARA-0

Class J

PSBJX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$46	0.98%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,925,201
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate (annualized)22.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.90%
Consumer, Non-cyclical	24.13%
Industrial	20.60%
Technology	11.75%
Consumer, Cyclical	10.62%
Utilities	3.07%
Energy	2.90%
Money Market Funds	1.43%
Basic Materials	1.15%
Communications	0.69%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARJ-0

Institutional

PSLIX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,925,201
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate (annualized)22.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.90%
Consumer, Non-cyclical	24.13%
Industrial	20.60%
Technology	11.75%
Consumer, Cyclical	10.62%
Utilities	3.07%
Energy	2.90%
Money Market Funds	1.43%
Basic Materials	1.15%
Communications	0.69%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARI-0

R-3

PSBMX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$62	1.30%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,925,201
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate (annualized)22.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.90%
Consumer, Non-cyclical	24.13%
Industrial	20.60%
Technology	11.75%
Consumer, Cyclical	10.62%
Utilities	3.07%
Energy	2.90%
Money Market Funds	1.43%
Basic Materials	1.15%
Communications	0.69%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARR3-0

R-5

PSBPX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$47	0.99%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,925,201
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate (annualized)22.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.90%
Consumer, Non-cyclical	24.13%
Industrial	20.60%
Technology	11.75%
Consumer, Cyclical	10.62%
Utilities	3.07%
Energy	2.90%
Money Market Funds	1.43%
Basic Materials	1.15%
Communications	0.69%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARR5-0

R-6

PSMLX

SmallCap Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$35	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,925,201
  Total Number of Portfolio Holdings126
  Portfolio Turnover Rate (annualized)22.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.81%
Investment Companies	1.43%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.90%
Consumer, Non-cyclical	24.13%
Industrial	20.60%
Technology	11.75%
Consumer, Cyclical	10.62%
Utilities	3.07%
Energy	2.90%
Money Market Funds	1.43%
Basic Materials	1.15%
Communications	0.69%
Other Assets and Liabilities	(1.24)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV894SARR6-0

Class J

PSIJX

SmallCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$53	1.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,836,391
  Total Number of Portfolio Holdings1,230
  Portfolio Turnover Rate (annualized)67.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.31%
Investment Companies	4.17%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	28.83%
Industrial	23.97%
Technology	18.08%
Financial	10.27%
Consumer, Cyclical	9.08%
Money Market Funds	4.02%
Communications	3.27%
Energy	1.97%
Basic Materials	1.80%
Exchange-Traded Funds	0.15%
Utilities	0.04%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV895SARJ-0

Institutional

PGRTX

SmallCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.97%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,836,391
  Total Number of Portfolio Holdings1,230
  Portfolio Turnover Rate (annualized)67.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.31%
Investment Companies	4.17%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	28.83%
Industrial	23.97%
Technology	18.08%
Financial	10.27%
Consumer, Cyclical	9.08%
Money Market Funds	4.02%
Communications	3.27%
Energy	1.97%
Basic Materials	1.80%
Exchange-Traded Funds	0.15%
Utilities	0.04%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV895SARI-0

R-3

PPNMX

SmallCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$66	1.41%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,836,391
  Total Number of Portfolio Holdings1,230
  Portfolio Turnover Rate (annualized)67.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.31%
Investment Companies	4.17%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	28.83%
Industrial	23.97%
Technology	18.08%
Financial	10.27%
Consumer, Cyclical	9.08%
Money Market Funds	4.02%
Communications	3.27%
Energy	1.97%
Basic Materials	1.80%
Exchange-Traded Funds	0.15%
Utilities	0.04%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV895SARR3-0

R-5

PPNPX

SmallCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$52	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,836,391
  Total Number of Portfolio Holdings1,230
  Portfolio Turnover Rate (annualized)67.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.31%
Investment Companies	4.17%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	28.83%
Industrial	23.97%
Technology	18.08%
Financial	10.27%
Consumer, Cyclical	9.08%
Money Market Funds	4.02%
Communications	3.27%
Energy	1.97%
Basic Materials	1.80%
Exchange-Traded Funds	0.15%
Utilities	0.04%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV895SARR5-0

R-6

PCSMX

SmallCap Growth Fund I

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$40	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,836,391
  Total Number of Portfolio Holdings1,230
  Portfolio Turnover Rate (annualized)67.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.31%
Investment Companies	4.17%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	28.83%
Industrial	23.97%
Technology	18.08%
Financial	10.27%
Consumer, Cyclical	9.08%
Money Market Funds	4.02%
Communications	3.27%
Energy	1.97%
Basic Materials	1.80%
Exchange-Traded Funds	0.15%
Utilities	0.04%
Other Assets and LiabilitiesFootnote Reference*	(1.48)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV895SARR6-0

Class J

PSSJX

SmallCap S&P 600 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,219,146
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate (annualized)31.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.58%
Investment Companies	3.54%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.74%
Consumer, Non-cyclical	18.22%
Industrial	16.68%
Consumer, Cyclical	13.22%
Technology	7.40%
Communications	4.12%
Energy	3.94%
Basic Materials	3.77%
Money Market Funds	3.42%
Utilities	2.49%
Exchange-Traded Funds	0.12%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV896SARJ-0

Institutional

PSSIX

SmallCap S&P 600 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,219,146
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate (annualized)31.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.58%
Investment Companies	3.54%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.74%
Consumer, Non-cyclical	18.22%
Industrial	16.68%
Consumer, Cyclical	13.22%
Technology	7.40%
Communications	4.12%
Energy	3.94%
Basic Materials	3.77%
Money Market Funds	3.42%
Utilities	2.49%
Exchange-Traded Funds	0.12%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV896SARI-0

R-3

PSSMX

SmallCap S&P 600 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$34	0.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,219,146
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate (annualized)31.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.58%
Investment Companies	3.54%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.74%
Consumer, Non-cyclical	18.22%
Industrial	16.68%
Consumer, Cyclical	13.22%
Technology	7.40%
Communications	4.12%
Energy	3.94%
Basic Materials	3.77%
Money Market Funds	3.42%
Utilities	2.49%
Exchange-Traded Funds	0.12%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV896SARR3-0

R-5

PSSPX

SmallCap S&P 600 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$20	0.42%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,219,146
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate (annualized)31.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.58%
Investment Companies	3.54%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.74%
Consumer, Non-cyclical	18.22%
Industrial	16.68%
Consumer, Cyclical	13.22%
Technology	7.40%
Communications	4.12%
Energy	3.94%
Basic Materials	3.77%
Money Market Funds	3.42%
Utilities	2.49%
Exchange-Traded Funds	0.12%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV896SARR5-0

R-6

PSPIX

SmallCap S&P 600 Index Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$7	0.16%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,219,146
  Total Number of Portfolio Holdings608
  Portfolio Turnover Rate (annualized)31.7%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.58%
Investment Companies	3.54%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	26.74%
Consumer, Non-cyclical	18.22%
Industrial	16.68%
Consumer, Cyclical	13.22%
Technology	7.40%
Communications	4.12%
Energy	3.94%
Basic Materials	3.77%
Money Market Funds	3.42%
Utilities	2.49%
Exchange-Traded Funds	0.12%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV896SARR6-0

Class J

PSMJX

SmallCap Value Fund II

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$57	1.22%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,015,839
  Total Number of Portfolio Holdings1,554
  Portfolio Turnover Rate (annualized)90.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.48%
Investment Companies	6.82%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.04%
Industrial	18.88%
Consumer, Cyclical	14.67%
Consumer, Non-cyclical	10.53%
Energy	6.01%
Money Market Funds	4.30%
Utilities	3.83%
Basic Materials	2.95%
Exchange-Traded Funds	2.52%
Technology	2.02%
Communications	1.54%
Government	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV897SARJ-0

Institutional

PPVIX

SmallCap Value Fund II

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.94%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,015,839
  Total Number of Portfolio Holdings1,554
  Portfolio Turnover Rate (annualized)90.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.48%
Investment Companies	6.82%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.04%
Industrial	18.88%
Consumer, Cyclical	14.67%
Consumer, Non-cyclical	10.53%
Energy	6.01%
Money Market Funds	4.30%
Utilities	3.83%
Basic Materials	2.95%
Exchange-Traded Funds	2.52%
Technology	2.02%
Communications	1.54%
Government	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV897SARI-0

PJARX

SmallCap Value Fund II

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$68	1.46%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,015,839
  Total Number of Portfolio Holdings1,554
  Portfolio Turnover Rate (annualized)90.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.48%
Investment Companies	6.82%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.04%
Industrial	18.88%
Consumer, Cyclical	14.67%
Consumer, Non-cyclical	10.53%
Energy	6.01%
Money Market Funds	4.30%
Utilities	3.83%
Basic Materials	2.95%
Exchange-Traded Funds	2.52%
Technology	2.02%
Communications	1.54%
Government	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV897SARR3-0

PLARX

SmallCap Value Fund II

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$54	1.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,015,839
  Total Number of Portfolio Holdings1,554
  Portfolio Turnover Rate (annualized)90.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.48%
Investment Companies	6.82%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.04%
Industrial	18.88%
Consumer, Cyclical	14.67%
Consumer, Non-cyclical	10.53%
Energy	6.01%
Money Market Funds	4.30%
Utilities	3.83%
Basic Materials	2.95%
Exchange-Traded Funds	2.52%
Technology	2.02%
Communications	1.54%
Government	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV897SARR5-0

PSMVX

SmallCap Value Fund II

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$42	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,015,839
  Total Number of Portfolio Holdings1,554
  Portfolio Turnover Rate (annualized)90.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	93.48%
Investment Companies	6.82%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	33.04%
Industrial	18.88%
Consumer, Cyclical	14.67%
Consumer, Non-cyclical	10.53%
Energy	6.01%
Money Market Funds	4.30%
Utilities	3.83%
Basic Materials	2.95%
Exchange-Traded Funds	2.52%
Technology	2.02%
Communications	1.54%
Government	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.30)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV897SARR6-0

Class A

PTEAX

Tax-Exempt Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$509,570
  Total Number of Portfolio Holdings211
  Portfolio Turnover Rate (annualized)62.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	103.77%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	14.06%
New York	10.43%
Illinois	10.26%
Florida	8.17%
Texas	7.52%
Georgia	5.56%
New Jersey	4.99%
Pennsylvania	4.55%
Alabama	4.29%
Ohio	4.12%
Massachusetts	3.87%
Louisiana	2.76%
Nevada	2.54%
Michigan	2.48%
Kentucky	2.21%
Virginia	2.09%
Utah	2.01%
Arizona	1.62%
South Carolina	1.38%
Connecticut	1.16%
Other StatesFootnote Reference*	7.79%
Other Assets and LiabilitiesFootnote Reference†	(3.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV900SARA-0

Class C

PTBCX

Tax-Exempt Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$509,570
  Total Number of Portfolio Holdings211
  Portfolio Turnover Rate (annualized)62.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	103.77%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	14.06%
New York	10.43%
Illinois	10.26%
Florida	8.17%
Texas	7.52%
Georgia	5.56%
New Jersey	4.99%
Pennsylvania	4.55%
Alabama	4.29%
Ohio	4.12%
Massachusetts	3.87%
Louisiana	2.76%
Nevada	2.54%
Michigan	2.48%
Kentucky	2.21%
Virginia	2.09%
Utah	2.01%
Arizona	1.62%
South Carolina	1.38%
Connecticut	1.16%
Other StatesFootnote Reference*	7.79%
Other Assets and LiabilitiesFootnote Reference†	(3.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV900SARC-0

Institutional

PITEX

Tax-Exempt Bond Fund

Semi-Annual Shareholder Report  April 30, 2025

This semi-annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$509,570
  Total Number of Portfolio Holdings211
  Portfolio Turnover Rate (annualized)62.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	103.77%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	14.06%
New York	10.43%
Illinois	10.26%
Florida	8.17%
Texas	7.52%
Georgia	5.56%
New Jersey	4.99%
Pennsylvania	4.55%
Alabama	4.29%
Ohio	4.12%
Massachusetts	3.87%
Louisiana	2.76%
Nevada	2.54%
Michigan	2.48%
Kentucky	2.21%
Virginia	2.09%
Utah	2.01%
Arizona	1.62%
South Carolina	1.38%
Connecticut	1.16%
Other StatesFootnote Reference*	7.79%
Other Assets and LiabilitiesFootnote Reference†	(3.86)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV900SARI-0

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Funds
Semi-Annual Financial
Statements and
Additional Information
April 30, 2025

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 114
Schedules of Investments 160
Financial Highlights (includes performance information) 417
Unaudited Supplemental Information 543
Changes in and Disagreements with Accountants (N-CSR Item 8) 545
Proxy Disclosures (N-CSR Item 9) 546
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 547
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 548

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ................................................................
$ 645,141 $ 11,452,099 $ 566,539
Investment in affiliated Funds--at cost ..........................................................
$ – $ 198,369 $ 30,883
Assets
Investment in securities--at value  ................................................................ $ 632,621 $ 10,443,942
(a)
$ 553,309
(a)
Investment in affiliated Funds--at value ........................................................... – 198,369 30,883
Cash ............................................................................................... 4 – –
Receivables:
Dividends and interest ....................................................................... 9,792 84,136 4,206
Expense reimbursement from Manager ..................................................... 10 1 30
Fund shares sold ............................................................................. 2,558 36,236 259
Investment securities sold ................................................................... – – 5,352
Variation margin on futures ................................................................. – 773 85
Variation margin on swaps .................................................................. – – 108
Other assets ........................................................................................ – – 7
Prepaid expenses ..................................................................................
1 26 1
Total Assets   644,986 10,763,483 594,240
Liabilities
Accrued management and investment advisory fees .............................................. 200 2,856 182
Accrued administrative service fees .............................................................. – 1 1
Accrued distribution fees .......................................................................... 81 54 28
Accrued service fees .............................................................................. – 8 7
Accrued transfer agent fees ....................................................................... 81 122 152
Accrued directors' expenses ....................................................................... 2 16 2
Accrued professional fees ......................................................................... 24 26 26
Accrued other expenses ........................................................................... 1 68 10
Cash overdraft ..................................................................................... – – 41
Payables:
Dividends payable ........................................................................... 1,782 32,603 –
Fund shares redeemed ....................................................................... 708 6,972 317
Interest expense and fees payable ........................................................... 377 – –
Interfund borrowing ......................................................................... 85 – –
Investment securities purchased ............................................................ 602 – 49,284
Variation margin on futures ................................................................. – – 201
Collateral obligation on securities loaned, at value ............................................... – 13,045 7,260
Floating rate notes issued .........................................................................
26,050 – –
Total Liabilities
29,993 55,771 57,511
Net Assets Applicable to Outstanding Shares ..................................................
$ 614,993 $ 10,707,712 $ 536,729
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 675,152 $ 12,017,516 $ 647,359
Total distributable earnings (accumulated loss) ...................................................
(60,159) (1,309,804) (110,630)
Total Net Assets
$ 614,993 $ 10,707,712 $ 536,729
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 322,914 $ 200,229 $ 64,341
Shares Issued and Outstanding .............................................................. 33,589 23,368 7,114
Net Asset Value per share ................................................................... $ 9 .61
(b)
$ 8 .57
(b)
$ 9 .04
(b)
Maximum Offering Price ....................................................................
$ 9 .98 $ 8 .77 $ 9 .39
Class C : Net Assets ................................................................................ $ 17,525 N/A N/A
Shares Issued and Outstanding .............................................................. 1,818
Net Asset Value per share ...................................................................
$ 9 .64
(b)
Class J : Net Assets ................................................................................ N/A $ 80,157 $ 94,719
Shares Issued and Outstanding .............................................................. 9,330 10,378
Net Asset Value per share ...................................................................
$ 8 .59
(b)
$ 9 .13
(b)
Institutional : Net Assets ........................................................................... $ 274,554 $ 565,096 $ 341,305
Shares Issued and Outstanding .............................................................. 28,534 65,719 37,758
Net Asset Value per share ...................................................................
$ 9 .62 $ 8 .60 $ 9 .04
R-3 : Net Assets .................................................................................... N/A $ 16,127 $ 15,968
Shares Issued and Outstanding .............................................................. 1,872 1,781
Net Asset Value per share ...................................................................
$ 8 .62 $ 8 .97
R-5 : Net Assets .................................................................................... N/A $ 22,665 $ 20,396
Shares Issued and Outstanding .............................................................. 2,639 2,270
Net Asset Value per share ...................................................................
$ 8 .59 $ 8 .98
R-6 : Net Assets .................................................................................... N/A $ 9,823,438 N/A
Shares Issued and Outstanding .............................................................. 1,143,625
Net Asset Value per share ...................................................................
$ 8 .59
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Investment in securities--at cost ................................................................
$ 2,467,596 $ 1,071,885 $ 4,424,082
Investment in affiliated Funds--at cost ..........................................................
$ 125,764 $ 23,107 $ 272,071
Foreign currency--at cost ........................................................................
$ 1,483 $ 829 $ –
Assets
Investment in securities--at value  ................................................................ $ 2,402,548
(a)
$ 1,045,429 $ 8,007,909
(a)
Investment in affiliated Funds--at value ........................................................... 125,764 23,107 272,071
Foreign currency--at value ........................................................................ 1,525 826 –
Deposits with counterparty ........................................................................ 5,704 – –
Receivables:
Dividends and interest ....................................................................... 28,625 8,900 17,150
Expense reimbursement from Manager ..................................................... 105 40 131
Foreign currency contracts ................................................................. 113 – –
Fund shares sold ............................................................................. 1,121 586 1,518
Interfund lending ............................................................................ 14,450 – –
Investment securities sold ................................................................... 24,840 1,991 –
OTC swap agreements--at value (premiums paid $ 1,551 , $ 0 and $ 0 , net) ................. 1,699 – –
Variation margin on futures ................................................................. 27 – –
Variation margin on swaps .................................................................. 24 – –
Other assets ........................................................................................ – 5 30
Prepaid expenses ..................................................................................
6 19 21
Total Assets   2,606,551 1,080,903 8,298,830
Liabilities
Accrued management and investment advisory fees .............................................. 1,322 664 3,268
Accrued administrative service fees .............................................................. – 1 3
Accrued distribution fees .......................................................................... 272 65 298
Accrued service fees .............................................................................. – 7 36
Accrued transfer agent fees ....................................................................... 461 161 848
Accrued directors' expenses ....................................................................... 4 7 19
Accrued foreign tax ............................................................................... – 497 –
Accrued professional fees ......................................................................... 46 13 26
Accrued other expenses ........................................................................... 119 82 92
Cash overdraft ..................................................................................... 581 – –
Deposits from counterparty ....................................................................... 620 – –
Payables:
Foreign currency contracts .................................................................. 614 – –
Fund shares redeemed ....................................................................... 1,537 728 7,829
Investment securities purchased ............................................................ 104,198 2,979 24,894
Options and swaptions contracts written  (premiums received $ 25 , $ 0 and $ 0 ) ............ 25 – –
Short sales (proceeds received $ 2,593 , $ 0 and $ 0 ) ......................................... 2,605 – –
OTC swap agreements--at value (premiums received $ 58 , $ 0 and $ 0 , net) ................ 121 – –
Unrealized loss on unfunded commitments ................................................. 2 – –
Variation margin on futures ................................................................. 244 – –
Collateral obligation on securities loaned, at value ............................................... 34,733 – 108,191
Total Liabilities
147,504 5,204 145,504
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,459,047 $ 1,075,699 $ 8,153,326
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,644,821 $ 203,101 $ 3,917,067
Total distributable earnings (accumulated loss) ...................................................
(1,185,774) 872,598 4,236,259
Total Net Assets
$ 2,459,047 $ 1,075,699 $ 8,153,326

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 2,150,000 3,875,000 1,600,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 899,221 $ 225,137 $ 1,157,568
Shares Issued and Outstanding .............................................................. 76,159 15,521 30,555
Net Asset Value per share ................................................................... $ 11 .81
(b)
$ 14 .51
(b)
$ 37 .89
(b)
Maximum Offering Price ....................................................................
$ 12 .27 $ 15 .35 $ 40 .10
Class C : Net Assets ................................................................................ $ 105,063 N/A $ 62,204
Shares Issued and Outstanding .............................................................. 8,957 1,703
Net Asset Value per share ...................................................................
$ 11 .73
(b)
$ 36 .53
(b)
Class J : Net Assets ................................................................................ N/A $ 157,759 $ 82,341
Shares Issued and Outstanding .............................................................. 11,057 2,170
Net Asset Value per share ...................................................................
$ 14 .27
(b)
$ 37 .94
(b)
Institutional : Net Assets ........................................................................... $ 1,360,373 $ 143,730 $ 6,671,657
Shares Issued and Outstanding .............................................................. 115,982 9,981 175,780
Net Asset Value per share ...................................................................
$ 11 .73 $ 14 .40 $ 37 .95
R-3 : Net Assets .................................................................................... N/A $ 12,852 $ 26,490
Shares Issued and Outstanding .............................................................. 889 702
Net Asset Value per share ...................................................................
$ 14 .45 $ 37 .72
R-5 : Net Assets .................................................................................... N/A $ 22,878 $ 153,066
Shares Issued and Outstanding .............................................................. 1,561 4,040
Net Asset Value per share ...................................................................
$ 14 .65 $ 37 .89
R-6 : Net Assets .................................................................................... $ 94,390 $ 513,343 N/A
Shares Issued and Outstanding .............................................................. 8,050 35,658
Net Asset Value per share ...................................................................
$ 11 .72 $ 14 .40
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Investment in securities--at cost ................................................................
$ 561,272 $ 2,456,934 $ 1,371,505
Investment in affiliated Funds--at cost ..........................................................
$ 70,429 $ 73,027 $ 18,509
Foreign currency--at cost ........................................................................
$ 8 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 560,607
(a)
$ 2,469,638
(a)
$ 1,674,196
Investment in affiliated Funds--at value ........................................................... 70,429 73,027 18,509
Foreign currency--at value ........................................................................ 8 – –
Cash ............................................................................................... 1,895 – –
Deposits with counterparty ........................................................................ 18,276 – –
Receivables:
Dividends and interest ....................................................................... 11,613 3,313 4,436
Expense reimbursement from Manager ..................................................... – 12 63
Foreign currency contracts ................................................................. 763 – –
Foreign tax refund ........................................................................... – 768 –
Fund shares sold ............................................................................. 823 341 742
Investment securities sold ................................................................... 9,161 46,873 4,754
OTC swap agreements--at value (premiums paid $0, $0 and $0, net) ...................... 198 – –
Variation margin on futures ................................................................. 217 – –
Variation margin on swaps .................................................................. 401 – –
Other assets ........................................................................................ 37 1 –
Prepaid directors' expenses ........................................................................ – 5 –
Prepaid expenses ..................................................................................
2 13 3
Total Assets   674,430 2,593,991 1,702,703
Liabilities
Accrued management and investment advisory fees .............................................. 399 1,908 1,184
Accrued distribution fees .......................................................................... – 22 10
Accrued service fees .............................................................................. – 2 2
Accrued transfer agent fees ....................................................................... 69 62 294
Accrued directors' expenses ....................................................................... 2 – 2
Accrued professional fees ......................................................................... 22 – 20
Accrued other expenses ........................................................................... 46 29 102
Cash overdraft ..................................................................................... – 6,287 1,147
Deposits from counterparty ....................................................................... 90 – –
Payables:
Foreign currency contracts .................................................................. 1,855 – –
Fund shares redeemed ....................................................................... 276 1,752 574
Investment securities purchased ............................................................ 6,434 34,380 2,669
OTC swap agreements--at value (premiums received $892, $0 and $0 , net) ............... 1,187 – –
Variation margin on swaps .................................................................. 148 – –
Collateral obligation on securities loaned, at value ............................................... 10,002 7,717 –
Total Liabilities
20,530 52,159 6,004
Net Assets Applicable to Outstanding Shares ..................................................
$ 653,900 $ 2,541,832 $ 1,696,699
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 754,838 $ 2,534,937 $ 1,479,903
Total distributable earnings (accumulated loss) ...................................................
(100,938) 6,895 216,796
Total Net Assets
$ 653,900 $ 2,541,832 $ 1,696,699

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 100,000 875,000 1,350,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ N/A $ 64,895 $ 50,332
Shares Issued and Outstanding .............................................................. 2,392 5,830
Net Asset Value per share ................................................................... $ 27.13
(b)
$ 8.63
(b)
Maximum Offering Price ....................................................................
$ 28.71 $ 9.13
Class J: Net Assets ................................................................................ N/A $ 69,532 N/A
Shares Issued and Outstanding .............................................................. 2,679
Net Asset Value per share ...................................................................
$ 25.95
(b)
Institutional: Net Assets ........................................................................... $ 653,900 $ 37,484 $ 947,602
Shares Issued and Outstanding .............................................................. 72,652 1,399 100,568
Net Asset Value per share ...................................................................
$ 9.00 $ 26.80 $ 9.42
R-3: Net Assets .................................................................................... N/A $ 4,717 $ 609
Shares Issued and Outstanding .............................................................. 176 65
Net Asset Value per share ...................................................................
$ 26.74 $ 9.33
R-5: Net Assets .................................................................................... N/A $ 4,352 $ 9,441
Shares Issued and Outstanding .............................................................. 161 1,005
Net Asset Value per share ...................................................................
$ 26.98 $ 9.39
R-6 : Net Assets .................................................................................... N/A $ 2,360,852 $ 688,715
Shares Issued and Outstanding .............................................................. 87,935 73,069
Net Asset Value per share ...................................................................
$ 26.85 $ 9.43
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Yield Fund
Investment in securities--at cost ................................................................
$ 817,160 $ 2,744,385 $ 5,911,195
Investment in affiliated Funds--at cost ..........................................................
$ 4,006 $ – $ 468,198
Repurchase agreements--at cost ................................................................
$ – $ 2,150,000 $ –
Foreign currency--at cost ........................................................................
$ – $ – $ 1
Assets
Investment in securities--at value  ................................................................ $ 788,472 $ 2,744,385 $ 5,690,697
(a)
Investment in affiliated Funds--at value ........................................................... 4,006 – 468,198
Repurchase agreements--at value ................................................................. – 2,150,000 –
Foreign currency--at value ........................................................................ – – 1
Cash ............................................................................................... 1 79 506
Deposits with counterparty ........................................................................ 531 – –
Receivables:
Dividends and interest ....................................................................... 2,144 1,144 93,115
Expense reimbursement from Manager ..................................................... 21 48 14
Foreign currency contracts ................................................................. – – 40
Fund shares sold ............................................................................. 2,175 23 36,133
Investment securities sold ................................................................... 20,465 – 10,594
Variation margin on futures ................................................................. 10 – –
Other assets ........................................................................................ 19 – –
Prepaid directors' expenses ........................................................................ – 1 3
Prepaid expenses ..................................................................................
1 26 24
Total Assets   817,845 4,895,706 6,299,325
Liabilities
Accrued management and investment advisory fees .............................................. 257 521 2,407
Accrued distribution fees .......................................................................... 26 – 99
Accrued service fees .............................................................................. 2 – –
Accrued transfer agent fees ....................................................................... 92 28 583
Accrued directors' expenses ....................................................................... 3 – –
Accrued professional fees ......................................................................... 25 20 35
Accrued other expenses ........................................................................... 30 – 76
Payables:
Dividends payable ........................................................................... 1,969 14,491 34,125
Foreign currency contracts .................................................................. – – 30
Fund shares redeemed ....................................................................... 644 477 5,359
Investment securities purchased ............................................................ 169,860 45,000 82,311
Unrealized loss on unfunded commitments ................................................. – – 1
Variation margin on futures ................................................................. 99 – –
Collateral obligation on securities loaned, at value ............................................... – – 81,876
Total Liabilities
173,007 60,537 206,902
Net Assets Applicable to Outstanding Shares ..................................................
$ 644,838 $ 4,835,169 $ 6,092,423
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 890,314 $ 4,835,169 $ 6,645,713
Total distributable earnings (accumulated loss) ...................................................
(245,476) – (553,290)
Total Net Assets
$ 644,838 $ 4,835,169 $ 6,092,423

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Yield Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,025,000 20,400,000 3,150,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 139,078 N/A $ 393,113
Shares Issued and Outstanding .............................................................. 15,455 58,949
Net Asset Value per share ................................................................... $ 9.00
(b)
$ 6.67
(b)
Maximum Offering Price ....................................................................
$ 9.21 $ 6.93
Class C : Net Assets ................................................................................ N/A N/A $ 22,290
Shares Issued and Outstanding .............................................................. 3,292
Net Asset Value per share ...................................................................
$ 6.77
(b)
Class J: Net Assets ................................................................................ $ 68,701 N/A N/A
Shares Issued and Outstanding .............................................................. 7,612
Net Asset Value per share ...................................................................
$ 9.03
(b)
Institutional: Net Assets ........................................................................... $ 425,954 $ 507,872 $ 1,447,978
Shares Issued and Outstanding .............................................................. 47,240 507,872 219,341
Net Asset Value per share ...................................................................
$ 9.02 $ 1.00 $ 6.60
R-3: Net Assets .................................................................................... $ 3,447 N/A N/A
Shares Issued and Outstanding .............................................................. 382
Net Asset Value per share ...................................................................
$ 9.02
R-5: Net Assets .................................................................................... $ 7,658 N/A N/A
Shares Issued and Outstanding .............................................................. 848
Net Asset Value per share ...................................................................
$ 9.03
R-6: Net Assets .................................................................................... N/A $ 4,327,297 $ 4,229,042
Shares Issued and Outstanding .............................................................. 4,327,297 640,768
Net Asset Value per share ...................................................................
$ 1.00 $ 6.60
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Equity
Fund
LargeCap Growth
Fund I
Investment in securities--at cost ................................................................
$ 2,433,291 $ 5,200,016 $ 6,030,432
Investment in affiliated Funds--at cost ..........................................................
$ 47,717 $ 214,566 $ 110,131
Foreign currency--at cost ........................................................................
$ 950 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 2,407,873 $ 5,211,397 $ 8,306,301
(a)
Investment in affiliated Funds--at value ........................................................... 47,717 214,566 110,131
Foreign currency--at value ........................................................................ 956 – –
Cash ............................................................................................... – 16 –
Deposits with counterparty ........................................................................ 16,259 – 3,205
Receivables:
Dividends and interest ....................................................................... 5,440 24,648 1,756
Expense reimbursement from Manager ..................................................... – (1) 106
Foreign currency contracts ................................................................. 305 – –
Fund shares sold ............................................................................. 373 547 1,535
Investment securities sold ................................................................... 48,390 24,891 512
Variation margin on futures ................................................................. 348 – –
Variation margin on swaps .................................................................. 245 – –
Other assets ........................................................................................ 5 – 13
Prepaid expenses ..................................................................................
7 – 19
Total Assets   2,527,918 5,476,064 8,423,578
Liabilities
Accrued management and investment advisory fees .............................................. 687 2,530 4,009
Accrued administrative service fees .............................................................. – – 5
Accrued distribution fees .......................................................................... 3 – 155
Accrued service fees .............................................................................. 2 1 42
Accrued transfer agent fees ....................................................................... 12 23 310
Accrued chief compliance officer fees ............................................................ – – 1
Accrued directors' expenses ....................................................................... 1 2 28
Accrued professional fees ......................................................................... 25 23 34
Accrued other expenses ........................................................................... 27 99 67
Cash overdraft ..................................................................................... – 4,165 –
Deposits from counterparty ....................................................................... 1,075 – –
Payables:
Foreign currency contracts .................................................................. 1,656 – –
Fund shares redeemed ....................................................................... 1,505 8,549 16,872
Investment securities purchased ............................................................ 212,283 11,658 677
Options and swaptions contracts written (premiums received $183, $0 and $0 ) ........... 171 – –
Variation margin on futures ................................................................. 96 – 356
Variation margin on swaps .................................................................. 557 – –
Collateral obligation on securities loaned, at value ............................................... – – 128
Total Liabilities
218,100 27,050 22,684
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,309,818 $ 5,449,014 $ 8,400,894
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,459,201 $ 5,418,718 $ 5,239,993
Total distributable earnings (accumulated loss) ...................................................
(149,383) 30,296 3,160,901
Total Net Assets
$ 2,309,818 $ 5,449,014 $ 8,400,894

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Equity
Fund
LargeCap Growth
Fund I
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 850,000 600,000 1,895,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ N/A N/A $ 489,337
Shares Issued and Outstanding .............................................................. 35,054
Net Asset Value per share ................................................................... $ 13.96
(b)
Maximum Offering Price ....................................................................
$ 14.77
Class J: Net Assets ................................................................................ $ 13,338 N/A $ 387,873
Shares Issued and Outstanding .............................................................. 1,815 42,135
Net Asset Value per share ...................................................................
$ 7.35
(b)
$ 9.21
(b)
Institutional: Net Assets ........................................................................... $ 2,288,122 $ 17,906 $ 544,321
Shares Issued and Outstanding .............................................................. 292,055 1,297 35,208
Net Asset Value per share ...................................................................
$ 7.83 $ 13.80 $ 15.46
R-3: Net Assets .................................................................................... $ 5,153 $ 2,330 $ 66,910
Shares Issued and Outstanding .............................................................. 697 169 5,745
Net Asset Value per share ...................................................................
$ 7.39 $ 13.76 $ 11.65
R-5: Net Assets .................................................................................... $ 3,205 $ 2,980 $ 148,930
Shares Issued and Outstanding .............................................................. 419 216 10,688
Net Asset Value per share ...................................................................
$ 7.66 $ 13.81 $ 13.93
R-6: Net Assets .................................................................................... N/A $ 5,425,798 $ 6,763,523
Shares Issued and Outstanding .............................................................. 393,998 435,523
Net Asset Value per share ...................................................................
$ 13.77 $ 15.53
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III MidCap Fund
Investment in securities--at cost ................................................................
$ 3,309,150 $ 3,175,008 $ 16,162,315
Investment in affiliated Funds--at cost ..........................................................
$ 144,503 $ 107,881 $ 3,334
Investment in affiliated securities--at cost ......................................................
$ – $ – $ 85,201
Foreign currency--at cost ........................................................................
$ – $ 620 $ –
Assets
Investment in securities--at value  ................................................................ $ 8,342,254
(a)
$ 3,374,175
(a)
$ 29,391,434
(a)
Investment in affiliated Funds--at value ........................................................... 144,503 107,881 3,334
Investment in affiliated securities--at value ....................................................... – – 81,610
Foreign currency--at value ........................................................................ – 653 –
Cash ............................................................................................... – 174 –
Deposits with counterparty ........................................................................ 8,429 3,995 –
Receivables:
Dividends and interest ....................................................................... 5,531 2,239 5,285
Expense reimbursement from Manager ..................................................... – 84 –
Fund shares sold ............................................................................. 6,162 187 54,914
Investment securities sold ................................................................... – 5,149 9,005
Variation margin on futures ................................................................. 774 43 –
Other assets ........................................................................................ 3 – 6
Prepaid expenses ..................................................................................
26 11 86
Total Assets   8,507,682 3,494,591 29,545,674
Liabilities
Accrued management and investment advisory fees .............................................. 583 1,892 13,128
Accrued administrative service fees .............................................................. 12 1 11
Accrued distribution fees .......................................................................... 269 12 481
Accrued service fees .............................................................................. 111 3 93
Accrued transfer agent fees ....................................................................... 327 73 2,578
Accrued directors' expenses ....................................................................... 10 4 29
Accrued professional fees ......................................................................... 16 13 24
Accrued other expenses ........................................................................... 122 10 893
Payables:
Fund shares redeemed ....................................................................... 7,506 4,891 14,467
Interfund borrowing ......................................................................... – – 4,245
Investment securities purchased ............................................................ 1,360 12,441 4,386
Collateral obligation on securities loaned, at value ............................................... 3,099 846 3,734
Total Liabilities
13,415 20,186 44,069
Net Assets Applicable to Outstanding Shares ..................................................
$ 8,494,267 $ 3,474,405 $ 29,501,605
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,433,762 $ 3,099,525 $ 15,107,373
Total distributable earnings (accumulated loss) ...................................................
5,060,505 374,880 14,394,232
Total Net Assets
$ 8,494,267 $ 3,474,405 $ 29,501,605
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,150,000 520,000 2,105,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 789,673 N/A $ 1,912,740
Shares Issued and Outstanding .............................................................. 29,368 45,338
Net Asset Value per share ................................................................... $ 26 .89
(b)
$ 42 .19
(b)
Maximum Offering Price ....................................................................
$ 27 .30 $ 44 .65
Class C : Net Assets ................................................................................ N/A N/A $ 31,557
Shares Issued and Outstanding .............................................................. 911
Net Asset Value per share ...................................................................
$ 34 .65
(b)
Class J : Net Assets ................................................................................ $ 1,199,902 $ 81,208 $ 368,899
Shares Issued and Outstanding .............................................................. 45,289 4,529 9,129
Net Asset Value per share ...................................................................
$ 26 .49
(b)
$ 17 .93
(b)
$ 40 .41
(b)
Institutional : Net Assets ........................................................................... $ 5,946,873 $ 3,378,006 $ 14,748,277
Shares Issued and Outstanding .............................................................. 221,020 184,119 334,018
Net Asset Value per share ...................................................................
$ 26 .91 $ 18 .35 $ 44 .15
R-3 : Net Assets .................................................................................... $ 168,028 $ 8,965 $ 150,786
Shares Issued and Outstanding .............................................................. 6,237 457 3,732
Net Asset Value per share ...................................................................
$ 26 .94 $ 19 .61 $ 40 .40
R-5 : Net Assets .................................................................................... $ 389,791 $ 6,226 $ 314,801
Shares Issued and Outstanding .............................................................. 14,215 335 7,316
Net Asset Value per share ...................................................................
$ 27 .42 $ 18 .57 $ 43 .03
R-6 : Net Assets .................................................................................... N/A N/A $ 11,974,545
Shares Issued and Outstanding .............................................................. 270,803
Net Asset Value per share ...................................................................
$ 44 .22
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Growth Fund
MidCap Growth Fund
III
MidCap S&P 400 Index
Fund
Investment in securities--at cost ................................................................
$ 153,853 $ 214,545 $ 918,518
Investment in affiliated Funds--at cost ..........................................................
$ 4,887 $ 5,220 $ 42,712
Assets
Investment in securities--at value  ................................................................ $ 164,732
(a)
$ 222,452
(a)
$ 1,122,110
Investment in affiliated Funds--at value ........................................................... 4,887 5,220 42,712
Deposits with counterparty ........................................................................ – 155 2,252
Receivables:
Dividends and interest ....................................................................... 36 64 322
Expense reimbursement from Manager ..................................................... 4 3 –
Fund shares sold ............................................................................. 61 66 719
Investment securities sold ................................................................... 2,014 488 102
Variation margin on futures ................................................................. – – 206
Prepaid expenses ..................................................................................
1 – 3
Total Assets   171,735 228,448 1,168,426
Liabilities
Accrued management and investment advisory fees .............................................. 84 147 137
Accrued administrative service fees .............................................................. 1 – 4
Accrued distribution fees .......................................................................... 11 5 28
Accrued service fees .............................................................................. 4 1 35
Accrued transfer agent fees ....................................................................... 39 9 50
Accrued directors' expenses ....................................................................... 1 5 3
Accrued professional fees ......................................................................... 15 15 15
Accrued other expenses ........................................................................... 1 7 42
Payables:
Fund shares redeemed ....................................................................... 133 136 1,798
Investment securities purchased ............................................................ – 36 7,687
Variation margin on futures ................................................................. – 4 –
Collateral obligation on securities loaned, at value ............................................... 1,675 216 –
Total Liabilities
1,964 581 9,799
Net Assets Applicable to Outstanding Shares ..................................................
$ 169,771 $ 227,867 $ 1,158,627
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 146,343 $ 182,656 $ 921,165
Total distributable earnings (accumulated loss) ...................................................
23,428 45,211 237,462
Total Net Assets
$ 169,771 $ 227,867 $ 1,158,627
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 325,000 625,000 525,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 72,577 $ 38,569 $ 137,264
Shares Issued and Outstanding .............................................................. 10,371 11,838 7,163
Net Asset Value per share ...................................................................
$ 7 .00
(b)
$ 3 .26
(b)
$ 19 .16
(b)
Institutional : Net Assets ........................................................................... $ 74,919 $ 182,289 $ 210,694
Shares Issued and Outstanding .............................................................. 7,080 25,332 10,468
Net Asset Value per share ...................................................................
$ 10 .58 $ 7 .20 $ 20 .13
R-3 : Net Assets .................................................................................... $ 13,906 $ 3,494 $ 59,963
Shares Issued and Outstanding .............................................................. 1,509 649 2,891
Net Asset Value per share ...................................................................
$ 9 .21 $ 5 .39 $ 20 .74
R-5 : Net Assets .................................................................................... $ 8,369 $ 3,515 $ 116,807
Shares Issued and Outstanding .............................................................. 765 497 5,522
Net Asset Value per share ...................................................................
$ 10 .94 $ 7 .07 $ 21 .15
R-6 : Net Assets .................................................................................... N/A N/A $ 633,899
Shares Issued and Outstanding .............................................................. 31,517
Net Asset Value per share ...................................................................
$ 20 .11
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Value Fund I Money Market Fund Overseas Fund
Investment in securities--at cost ................................................................
$ 2,199,248 $ 957,169 $ 1,076,182
Investment in affiliated Funds--at cost ..........................................................
$ 83,313 $ – $ 46,987
Repurchase agreements--at cost ................................................................
$ – $ 190,000 $ –
Assets
Investment in securities--at value  ................................................................ $ 2,258,512
(a)
$ 957,169 $ 1,193,266
(a)
Investment in affiliated Funds--at value ........................................................... 83,313 – 46,987
Repurchase agreements--at value ................................................................. – 190,000 –
Cash ............................................................................................... 229 34 112
Deposits with counterparty ........................................................................ 927 – 152
Receivables:
Dividends and interest ....................................................................... 1,307 299 11,927
Expense reimbursement from Manager ..................................................... 106 – 36
Expense reimbursement from Distributor ................................................... – 95 –
Fund shares sold ............................................................................. 1,343 4,534 295
Investment securities sold ................................................................... 283 – 8,416
Other assets ........................................................................................ – 27 –
Prepaid expenses ..................................................................................
4 3 –
Total Assets   2,346,024 1,152,161 1,261,191
Liabilities
Accrued management and investment advisory fees .............................................. 1,220 366 850
Accrued administrative service fees .............................................................. 1 – –
Accrued distribution fees .......................................................................... 32 95 –
Accrued service fees .............................................................................. 9 – –
Accrued transfer agent fees ....................................................................... 455 32 59
Accrued directors' expenses ....................................................................... 15 3 8
Accrued professional fees ......................................................................... 9 19 40
Accrued other expenses ........................................................................... 115 29 115
Cash overdraft ..................................................................................... – – 3,455
Payables:
Dividends payable ........................................................................... – 3,583 –
Fund shares redeemed ....................................................................... 1,121 1,818 864
Investment securities purchased ............................................................ 2,413 6,500 1,423
Variation margin on futures ................................................................. 21 – 4
Collateral obligation on securities loaned, at value ............................................... 809 – 31,030
Total Liabilities
6,220 12,445 37,848
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,339,804 $ 1,139,716 $ 1,223,343
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,187,429 $ 1,139,716 $ 1,094,304
Total distributable earnings (accumulated loss) ...................................................
152,375 – 129,039
Total Net Assets
$ 2,339,804 $ 1,139,716 $ 1,223,343
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 925,000 5,800,000 725,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 46,590 $ 365,534 N/A
Shares Issued and Outstanding .............................................................. 3,143 365,534
Net Asset Value per share ................................................................... $ 14 .82
(b)
$ 1 .00
(b)
Maximum Offering Price ....................................................................
$ 15 .68 $ 1 .00
Class J : Net Assets ................................................................................ $ 169,873 $ 774,182 N/A
Shares Issued and Outstanding .............................................................. 11,631 774,182
Net Asset Value per share ...................................................................
$ 14 .60
(b)
$ 1 .00
(b)
Institutional : Net Assets ........................................................................... $ 956,915 N/A $ 1,222,624
Shares Issued and Outstanding .............................................................. 64,344 118,024
Net Asset Value per share ...................................................................
$ 14 .87 $ 10 .36
R-3 : Net Assets .................................................................................... $ 12,025 N/A $ 719
Shares Issued and Outstanding .............................................................. 828 70
Net Asset Value per share ...................................................................
$ 14 .52 $ 10 .27
R-5 : Net Assets .................................................................................... $ 32,602 N/A N/A
Shares Issued and Outstanding .............................................................. 2,215
Net Asset Value per share ...................................................................
$ 14 .72
R-6 : Net Assets .................................................................................... $ 1,121,799 N/A N/A
Shares Issued and Outstanding .............................................................. 75,203
Net Asset Value per share ...................................................................
$ 14 .92
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Fund
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Investment in securities--at cost ................................................................
$ 2,518,714 $ – $ –
Investment in affiliated Funds--at cost ..........................................................
$ 25,462 $ 203,014 $ 1,948,039
Assets
Investment in securities--at value  ................................................................ $ 4,389,286 $ – $ –
Investment in affiliated Funds--at value ........................................................... 25,462 212,035 2,078,934
Receivables:
Dividends and interest ....................................................................... 2,814 427 3,726
Fund shares sold ............................................................................. 2,278 25 111
Investment securities sold ................................................................... – – 794
Other assets ........................................................................................ 5 – –
Prepaid expenses ..................................................................................
14 8 4
Total Assets   4,419,859 212,495 2,083,569
Liabilities
Accrued management and investment advisory fees .............................................. 1,466 – –
Accrued administrative service fees .............................................................. 3 1 4
Accrued distribution fees .......................................................................... 268 3 106
Accrued service fees .............................................................................. 17 7 29
Accrued transfer agent fees ....................................................................... 344 1 41
Accrued directors' expenses ....................................................................... 11 1 4
Accrued professional fees ......................................................................... 18 13 15
Accrued other expenses ........................................................................... 67 – 13
Payables:
Fund shares redeemed ....................................................................... 1,935 3 904
Investment securities purchased ............................................................ – 450 3,726
Total Liabilities
4,129 479 4,842
Net Assets Applicable to Outstanding Shares ..................................................
$ 4,415,730 $ 212,016 $ 2,078,727
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,330,021 $ 188,728 $ 1,864,633
Total distributable earnings (accumulated loss) ...................................................
2,085,709 23,288 214,094
Total Net Assets
$ 4,415,730 $ 212,016 $ 2,078,727
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 850,000 400,000 1,150,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,307,561 N/A $ 81,953
Shares Issued and Outstanding .............................................................. 17,568 6,688
Net Asset Value per share ................................................................... $ 74 .43
(a)
$ 12 .25
(a)
Maximum Offering Price ....................................................................
$ 78 .76 $ 12 .73
Class J : Net Assets ................................................................................ N/A N/A $ 634,496
Shares Issued and Outstanding .............................................................. 52,810
Net Asset Value per share ...................................................................
$ 12 .01
(a)
Institutional : Net Assets ........................................................................... $ 3,023,056 $ 177,750 $ 1,219,264
Shares Issued and Outstanding .............................................................. 39,043 21,124 100,592
Net Asset Value per share ...................................................................
$ 77 .43 $ 8 .41 $ 12 .12
R-3 : Net Assets .................................................................................... $ 43,424 $ 14,519 $ 61,790
Shares Issued and Outstanding .............................................................. 583 1,785 5,165
Net Asset Value per share ...................................................................
$ 74 .42 $ 8 .13 $ 11 .96
R-5 : Net Assets .................................................................................... $ 41,689 $ 19,747 $ 81,224
Shares Issued and Outstanding .............................................................. 546 2,398 6,750
Net Asset Value per share ...................................................................
$ 76 .30 $ 8 .24 $ 12 .03
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 1,317,338 $ 4,578,083 $ 1,744,862
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,423,071 $ 5,066,156 $ 1,919,770
Receivables:
Dividends and interest ....................................................................... 2,248 6,538 2,177
Fund shares sold ............................................................................. 105 731 229
Investment securities sold ................................................................... 1,289 3,162 612
Prepaid expenses ..................................................................................
13 12 14
Total Assets   1,426,726 5,076,599 1,922,802
Liabilities
Accrued administrative service fees .............................................................. 6 9 6
Accrued distribution fees .......................................................................... 18 183 19
Accrued service fees .............................................................................. 36 64 41
Accrued transfer agent fees ....................................................................... 7 171 12
Accrued directors' expenses ....................................................................... 2 11 5
Accrued professional fees ......................................................................... 13 16 14
Accrued other expenses ........................................................................... – 14 –
Payables:
Fund shares redeemed ....................................................................... 1,394 3,893 841
Investment securities purchased ............................................................ 2,248 6,537 2,177
Total Liabilities
3,724 10,898 3,115
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,423,002 $ 5,065,701 $ 1,919,687
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,225,855 $ 4,319,696 $ 1,625,492
Total distributable earnings (accumulated loss) ...................................................
197,147 746,005 294,195
Total Net Assets
$ 1,423,002 $ 5,065,701 $ 1,919,687
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 425,000 1,425,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 132,764 N/A
Shares Issued and Outstanding .............................................................. 9,500
Net Asset Value per share ................................................................... $ 13 .98
(a)
Maximum Offering Price ....................................................................
$ 14 .52
Class J : Net Assets ................................................................................ N/A $ 1,069,730 N/A
Shares Issued and Outstanding .............................................................. 77,206
Net Asset Value per share ...................................................................
$ 13 .86
(a)
Institutional : Net Assets ........................................................................... $ 1,242,769 $ 3,545,735 $ 1,712,170
Shares Issued and Outstanding .............................................................. 112,175 254,629 134,729
Net Asset Value per share ...................................................................
$ 11 .08 $ 13 .93 $ 12 .71
R-3 : Net Assets .................................................................................... $ 88,712 $ 135,323 $ 95,408
Shares Issued and Outstanding .............................................................. 8,249 9,787 7,695
Net Asset Value per share ...................................................................
$ 10 .75 $ 13 .83 $ 12 .40
R-5 : Net Assets .................................................................................... $ 91,521 $ 182,149 $ 112,109
Shares Issued and Outstanding .............................................................. 8,348 13,108 8,899
Net Asset Value per share ...................................................................
$ 10 .96 $ 13 .90 $ 12 .60
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 3,842,430 $ 1,456,614 $ 2,649,547
Assets
Investment in affiliated Funds--at value ........................................................... $ 4,484,132 $ 1,635,421 $ 3,124,905
Receivables:
Dividends and interest ....................................................................... 3,226 703 527
Expense reimbursement from Manager ..................................................... – – 1
Fund shares sold ............................................................................. 557 335 418
Investment securities sold ................................................................... 2,083 6,684 6,406
Other assets ........................................................................................ – – 1
Prepaid expenses ..................................................................................
11 15 8
Total Assets   4,490,009 1,643,158 3,132,266
Liabilities
Accrued administrative service fees .............................................................. 8 5 6
Accrued distribution fees .......................................................................... 148 15 75
Accrued service fees .............................................................................. 57 34 44
Accrued transfer agent fees ....................................................................... 82 17 72
Accrued directors' expenses ....................................................................... 9 3 7
Accrued professional fees ......................................................................... 16 15 15
Accrued other expenses ........................................................................... 10 – 6
Payables:
Fund shares redeemed ....................................................................... 2,639 7,019 6,824
Investment securities purchased ............................................................ 3,226 703 527
Total Liabilities
6,195 7,811 7,576
Net Assets Applicable to Outstanding Shares ..................................................
$ 4,483,814 $ 1,635,347 $ 3,124,690
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,549,388 $ 1,340,995 $ 2,413,060
Total distributable earnings (accumulated loss) ...................................................
934,426 294,352 711,630
Total Net Assets
$ 4,483,814 $ 1,635,347 $ 3,124,690
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,025,000 400,000 800,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 118,007 N/A $ 111,979
Shares Issued and Outstanding .............................................................. 7,705 6,627
Net Asset Value per share ................................................................... $ 15 .32
(a)
$ 16 .90
(a)
Maximum Offering Price ....................................................................
$ 16 .21 $ 17 .88
Class J : Net Assets ................................................................................ $ 841,556 N/A $ 284,187
Shares Issued and Outstanding .............................................................. 54,020 17,699
Net Asset Value per share ...................................................................
$ 15 .58
(a)
$ 16 .06
(a)
Institutional : Net Assets ........................................................................... $ 3,235,761 $ 1,464,253 $ 2,506,192
Shares Issued and Outstanding .............................................................. 204,761 103,006 149,118
Net Asset Value per share ...................................................................
$ 15 .80 $ 14 .22 $ 16 .81
R-3 : Net Assets .................................................................................... $ 120,982 $ 76,975 $ 94,766
Shares Issued and Outstanding .............................................................. 7,830 5,626 5,759
Net Asset Value per share ...................................................................
$ 15 .45 $ 13 .68 $ 16 .45
R-5 : Net Assets .................................................................................... $ 167,508 $ 94,119 $ 127,566
Shares Issued and Outstanding .............................................................. 10,690 6,769 7,644
Net Asset Value per share ...................................................................
$ 15 .67 $ 13 .90 $ 16 .69
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 984,437 $ 970,228 $ 226,745
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,079,669 $ 1,041,787 $ 231,891
Receivables:
Dividends and interest ....................................................................... 152 147 34
Fund shares sold ............................................................................. 423 255 117
Investment securities sold ................................................................... 8,153 9,225 1,705
Prepaid expenses ..................................................................................
13 17 1
Total Assets   1,088,410 1,051,431 233,748
Liabilities
Accrued administrative service fees .............................................................. 3 2 1
Accrued distribution fees .......................................................................... 10 9 2
Accrued service fees .............................................................................. 22 14 4
Accrued transfer agent fees ....................................................................... 20 17 3
Accrued directors' expenses ....................................................................... 3 3 2
Accrued professional fees ......................................................................... 14 14 13
Accrued other expenses ........................................................................... – – 1
Payables:
Fund shares redeemed ....................................................................... 8,576 9,479 1,822
Investment securities purchased ............................................................ 152 147 33
Total Liabilities
8,800 9,685 1,881
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,079,610 $ 1,041,746 $ 231,867
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 906,825 $ 897,709 $ 212,200
Total distributable earnings (accumulated loss) ...................................................
172,785 144,037 19,667
Total Net Assets
$ 1,079,610 $ 1,041,746 $ 231,867
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 425,000 325,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ N/A $ 17,222 N/A
Shares Issued and Outstanding .............................................................. 1,013
Net Asset Value per share ...................................................................
$ 17 .01
(a)
Institutional : Net Assets ........................................................................... $ 970,379 $ 950,919 $ 211,938
Shares Issued and Outstanding .............................................................. 60,565 55,325 14,989
Net Asset Value per share ...................................................................
$ 16 .02 $ 17 .19 $ 14 .14
R-3 : Net Assets .................................................................................... $ 51,523 $ 34,629 $ 9,490
Shares Issued and Outstanding .............................................................. 3,349 2,057 680
Net Asset Value per share ...................................................................
$ 15 .39 $ 16 .84 $ 13 .96
R-5 : Net Assets .................................................................................... $ 57,708 $ 38,976 $ 10,439
Shares Issued and Outstanding .............................................................. 3,674 2,293 744
Net Asset Value per share ...................................................................
$ 15 .71 $ 17 .00 $ 14 .03
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2070 Fund
Principal LifeTime
Hybrid 2015 Fund
Principal LifeTime
Hybrid 2020 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 62,451 $ 368,363 $ 535,299
Assets
Investment in affiliated Funds--at value ........................................................... $ 61,383 $ 372,160 $ 547,334
Receivables:
Dividends and interest ....................................................................... 9 345 424
Expense reimbursement from Manager ..................................................... 3 3 2
Fund shares sold ............................................................................. 22 236 869
Investment securities sold ................................................................... – 1,172 –
Prepaid transfer agent fees ........................................................................ – – 18
Prepaid expenses ..................................................................................
18 1 1
Total Assets   61,435 373,917 548,648
Liabilities
Accrued distribution fees .......................................................................... – 38 41
Accrued service fees .............................................................................. 1 – –
Accrued transfer agent fees ....................................................................... 1 24 13
Accrued directors' expenses ....................................................................... 2 1 2
Accrued professional fees ......................................................................... 13 12 12
Accrued other expenses ........................................................................... – – 2
Payables:
Fund shares redeemed ....................................................................... – 1,408 348
Investment securities purchased ............................................................ 31 345 944
Total Liabilities
48 1,828 1,362
Net Assets Applicable to Outstanding Shares ..................................................
$ 61,387 $ 372,089 $ 547,286
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 59,514 $ 361,311 $ 520,526
Total distributable earnings (accumulated loss) ...................................................
1,873 10,778 26,760
Total Net Assets
$ 61,387 $ 372,089 $ 547,286
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 325,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 594 $ 321,509 $ 341,011
Shares Issued and Outstanding .............................................................. 48 28,217 28,986
Net Asset Value per share ...................................................................
$ 12 .47
(a)
$ 11 .39
(a)
$ 11 .76
(a)
Institutional : Net Assets ........................................................................... $ 57,653 $ 15,334 $ 33,016
Shares Issued and Outstanding .............................................................. 4,637 1,338 2,788
Net Asset Value per share ...................................................................
$ 12 .43 $ 11 .46 $ 11 .84
R-3 : Net Assets .................................................................................... $ 1,253 N/A N/A
Shares Issued and Outstanding .............................................................. 102
Net Asset Value per share ...................................................................
$ 12 .31
R-5 : Net Assets .................................................................................... $ 1,887 N/A N/A
Shares Issued and Outstanding .............................................................. 152
Net Asset Value per share ...................................................................
$ 12 .38
R-6 : Net Assets .................................................................................... N/A $ 35,246 $ 173,259
Shares Issued and Outstanding .............................................................. 3,069 14,631
Net Asset Value per share ...................................................................
$ 11 .48 $ 11 .84
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Principal LifeTime
Hybrid 2035 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 923,048 $ 1,054,247 $ 729,199
Assets
Investment in affiliated Funds--at value ........................................................... $ 946,972 $ 1,094,381 $ 769,876
Receivables:
Dividends and interest ....................................................................... 560 449 191
Expense reimbursement from Manager ..................................................... 2 2 2
Fund shares sold ............................................................................. 1,322 1,819 1,208
Prepaid transfer agent fees ........................................................................ 22 – –
Prepaid expenses ..................................................................................
7 3 5
Total Assets   948,885 1,096,654 771,282
Liabilities
Accrued distribution fees .......................................................................... 81 80 50
Accrued transfer agent fees ....................................................................... 18 52 37
Accrued directors' expenses ....................................................................... 3 2 2
Accrued professional fees ......................................................................... 12 12 12
Payables:
Fund shares redeemed ....................................................................... 877 608 422
Investment securities purchased ............................................................ 1,006 1,660 975
Total Liabilities
1,997 2,414 1,498
Net Assets Applicable to Outstanding Shares ..................................................
$ 946,888 $ 1,094,240 $ 769,784
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 901,795 $ 1,026,819 $ 708,929
Total distributable earnings (accumulated loss) ...................................................
45,093 67,421 60,855
Total Net Assets
$ 946,888 $ 1,094,240 $ 769,784
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 677,741 $ 676,012 $ 427,024
Shares Issued and Outstanding .............................................................. 53,478 51,790 30,727
Net Asset Value per share ...................................................................
$ 12 .67
(a)
$ 13 .05
(a)
$ 13 .90
(a)
Institutional : Net Assets ........................................................................... $ 53,241 $ 66,880 $ 74,751
Shares Issued and Outstanding .............................................................. 4,178 5,084 5,339
Net Asset Value per share ...................................................................
$ 12 .74 $ 13 .16 $ 14 .00
R-6 : Net Assets .................................................................................... $ 215,906 $ 351,348 $ 268,009
Shares Issued and Outstanding .............................................................. 16,932 26,731 19,115
Net Asset Value per share ...................................................................
$ 12 .75 $ 13 .14 $ 14 .02
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Principal LifeTime
Hybrid 2050 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 837,553 $ 475,550 $ 433,701
Assets
Investment in affiliated Funds--at value ........................................................... $ 895,356 $ 517,690 $ 475,215
Receivables:
Dividends and interest ....................................................................... 160 66 30
Expense reimbursement from Manager ..................................................... 2 2 2
Fund shares sold ............................................................................. 515 53 202
Investment securities sold ................................................................... – 1,121 –
Prepaid expenses ..................................................................................
14 3 2
Total Assets   896,047 518,935 475,451
Liabilities
Accrued distribution fees .......................................................................... 58 26 22
Accrued transfer agent fees ....................................................................... 37 29 22
Accrued directors' expenses ....................................................................... 2 2 2
Accrued professional fees ......................................................................... 12 12 12
Payables:
Fund shares redeemed ....................................................................... 195 1,175 128
Investment securities purchased ............................................................ 480 66 104
Total Liabilities
784 1,310 290
Net Assets Applicable to Outstanding Shares ..................................................
$ 895,263 $ 517,625 $ 475,161
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 810,907 $ 458,105 $ 416,632
Total distributable earnings (accumulated loss) ...................................................
84,356 59,520 58,529
Total Net Assets
$ 895,263 $ 517,625 $ 475,161
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 494,152 $ 223,753 $ 185,276
Shares Issued and Outstanding .............................................................. 34,241 14,854 11,960
Net Asset Value per share ...................................................................
$ 14 .43
(a)
$ 15 .06
(a)
$ 15 .49
(a)
Institutional : Net Assets ........................................................................... $ 68,955 $ 57,703 $ 54,326
Shares Issued and Outstanding .............................................................. 4,738 3,804 3,486
Net Asset Value per share ...................................................................
$ 14 .55 $ 15 .17 $ 15 .58
R-6 : Net Assets .................................................................................... $ 332,156 $ 236,169 $ 235,559
Shares Issued and Outstanding .............................................................. 22,782 15,544 15,112
Net Asset Value per share ...................................................................
$ 14 .58 $ 15 .19 $ 15 .59
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Principal LifeTime
Hybrid 2065 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 278,824 $ 151,694 $ 57,176
Assets
Investment in affiliated Funds--at value ........................................................... $ 300,299 $ 161,829 $ 59,315
Receivables:
Dividends and interest ....................................................................... 16 9 3
Expense reimbursement from Manager ..................................................... 2 7 9
Fund shares sold ............................................................................. 215 46 61
Prepaid expenses ..................................................................................
4 – –
Total Assets   300,536 161,891 59,388
Liabilities
Accrued distribution fees .......................................................................... 14 8 3
Accrued transfer agent fees ....................................................................... 20 14 8
Accrued directors' expenses ....................................................................... 1 1 1
Accrued professional fees ......................................................................... 13 13 13
Payables:
Fund shares redeemed ....................................................................... 99 42 3
Investment securities purchased ............................................................ 132 12 61
Total Liabilities
279 90 89
Net Assets Applicable to Outstanding Shares ..................................................
$ 300,257 $ 161,801 $ 59,299
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 268,400 $ 146,215 $ 55,490
Total distributable earnings (accumulated loss) ...................................................
31,857 15,586 3,809
Total Net Assets
$ 300,257 $ 161,801 $ 59,299
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 525,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 119,850 $ 66,692 $ 26,532
Shares Issued and Outstanding .............................................................. 7,515 4,056 1,779
Net Asset Value per share ...................................................................
$ 15 .95
(a)
$ 16 .44
(a)
$ 14 .91
(a)
Institutional : Net Assets ........................................................................... $ 34,223 $ 15,926 $ 3,924
Shares Issued and Outstanding .............................................................. 2,128 956 259
Net Asset Value per share ...................................................................
$ 16 .08 $ 16 .65 $ 15 .17
R-6 : Net Assets .................................................................................... $ 146,184 $ 79,183 $ 28,843
Shares Issued and Outstanding .............................................................. 9,072 4,739 1,898
Net Asset Value per share ...................................................................
$ 16 .11 $ 16 .71 $ 15 .20
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income Fund
Principal LifeTime
Strategic Income Fund
Investment in affiliated Funds--at cost ..........................................................
$ 7,011 $ 172,123 $ 732,255
Assets
Investment in affiliated Funds--at value ........................................................... $ 7,028 $ 169,445 $ 722,134
Receivables:
Dividends and interest ....................................................................... – 159 1,459
Expense reimbursement from Manager ..................................................... 7 3 6
Fund shares sold ............................................................................. 10 7 434
Investment securities sold ................................................................... – 110 –
Prepaid transfer agent fees ........................................................................ – 7 –
Prepaid expenses ..................................................................................
26 – 2
Total Assets   7,071 169,731 724,035
Liabilities
Accrued administrative service fees .............................................................. – – 1
Accrued distribution fees .......................................................................... – 14 39
Accrued service fees .............................................................................. – – 9
Accrued transfer agent fees ....................................................................... 2 4 16
Accrued directors' expenses ....................................................................... 2 1 3
Accrued professional fees ......................................................................... 12 12 13
Accrued other expenses ........................................................................... – 2 4
Payables:
Fund shares redeemed ....................................................................... – 117 354
Investment securities purchased ............................................................ 11 158 1,539
Total Liabilities
27 308 1,978
Net Assets Applicable to Outstanding Shares ..................................................
$ 7,044 $ 169,423 $ 722,057
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 6,864 $ 169,707 $ 715,425
Total distributable earnings (accumulated loss) ...................................................
180 (284) 6,632
Total Net Assets
$ 7,044 $ 169,423 $ 722,057
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 250,000 600,000 800,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A N/A $ 36,444
Shares Issued and Outstanding .............................................................. 3,204
Net Asset Value per share ................................................................... $ 11 .38
(a)
Maximum Offering Price ....................................................................
$ 11 .82
Class J : Net Assets ................................................................................ $ 1,739 $ 118,007 $ 227,968
Shares Issued and Outstanding .............................................................. 137 11,416 20,427
Net Asset Value per share ...................................................................
$ 12 .66
(a)
$ 10 .34
(a)
$ 11 .16
(a)
Institutional : Net Assets ........................................................................... $ 1,530 $ 6,416 $ 415,425
Shares Issued and Outstanding .............................................................. 122 617 36,940
Net Asset Value per share ...................................................................
$ 12 .56 $ 10 .40 $ 11 .25
R-3 : Net Assets .................................................................................... N/A N/A $ 21,790
Shares Issued and Outstanding .............................................................. 1,959
Net Asset Value per share ...................................................................
$ 11 .13
R-5 : Net Assets .................................................................................... N/A N/A $ 20,430
Shares Issued and Outstanding .............................................................. 1,817
Net Asset Value per share ...................................................................
$ 11 .24
R-6 : Net Assets .................................................................................... $ 3,775 $ 45,000 N/A
Shares Issued and Outstanding .............................................................. 300 4,319
Net Asset Value per share ...................................................................
$ 12 .57 $ 10 .42
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Real Estate Securities
Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Investment in securities--at cost ................................................................
$ 4,948,245 $ – $ –
Investment in affiliated Funds--at cost ..........................................................
$ 88,197 $ 3,750,335 $ 1,603,996
Assets
Investment in securities--at value  ................................................................ $ 6,196,513 $ – $ –
Investment in affiliated Funds--at value ........................................................... 88,197 4,423,346 1,775,640
Receivables:
Dividends and interest ....................................................................... 1,006 3,488 2,173
Expense reimbursement from Manager ..................................................... 117 – –
Fund shares sold ............................................................................. 5,950 1,592 353
Investment securities sold ................................................................... – 1,458 702
Other assets ........................................................................................ 1 – –
Prepaid expenses ..................................................................................
16 11 4
Total Assets   6,291,800 4,429,895 1,778,872
Liabilities
Accrued management and investment advisory fees .............................................. 3,971 989 400
Accrued administrative service fees .............................................................. 2 2 1
Accrued distribution fees .......................................................................... 71 687 252
Accrued service fees .............................................................................. 22 12 8
Accrued transfer agent fees ....................................................................... 999 200 52
Accrued directors' expenses ....................................................................... 5 10 5
Accrued professional fees ......................................................................... 16 16 14
Accrued other expenses ........................................................................... 285 72 38
Payables:
Fund shares redeemed ....................................................................... 6,400 3,031 1,051
Investment securities purchased ............................................................ 946 3,395 2,127
Total Liabilities
12,717 8,414 3,948
Net Assets Applicable to Outstanding Shares ..................................................
$ 6,279,083 $ 4,421,481 $ 1,774,924
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 5,057,853 $ 3,548,565 $ 1,563,829
Total distributable earnings (accumulated loss) ...................................................
1,221,230 872,916 211,095
Total Net Assets
$ 6,279,083 $ 4,421,481 $ 1,774,924
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 925,000 1,775,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 188,108 $ 2,055,830 $ 495,415
Shares Issued and Outstanding .............................................................. 6,560 128,308 40,109
Net Asset Value per share ................................................................... $ 28 .67
(a)
$ 16 .02
(a)
$ 12 .35
(a)
Maximum Offering Price ....................................................................
$ 30 .34 $ 16 .95 $ 13 .07
Class C : Net Assets ................................................................................ $ 14,162 $ 100,117 $ 32,845
Shares Issued and Outstanding .............................................................. 505 6,432 2,693
Net Asset Value per share ...................................................................
$ 28 .07
(a)
$ 15 .57
(a)
$ 12 .20
(a)
Class J : Net Assets ................................................................................ $ 128,674 $ 1,561,810 $ 1,003,488
Shares Issued and Outstanding .............................................................. 4,663 102,780 82,739
Net Asset Value per share ...................................................................
$ 27 .59
(a)
$ 15 .20
(a)
$ 12 .13
(a)
Institutional : Net Assets ........................................................................... $ 3,608,621 $ 645,134 $ 203,359
Shares Issued and Outstanding .............................................................. 125,775 41,276 16,688
Net Asset Value per share ...................................................................
$ 28 .69 $ 15 .63 $ 12 .19
R-3 : Net Assets .................................................................................... $ 30,987 $ 22,194 $ 11,934
Shares Issued and Outstanding .............................................................. 1,116 1,428 982
Net Asset Value per share ...................................................................
$ 27 .77 $ 15 .54 $ 12 .16
R-5 : Net Assets .................................................................................... $ 78,521 $ 36,396 $ 27,883
Shares Issued and Outstanding .............................................................. 2,861 2,334 2,291
Net Asset Value per share ...................................................................
$ 27 .44 $ 15 .59 $ 12 .17
R-6 : Net Assets .................................................................................... $ 2,230,010 N/A N/A
Shares Issued and Outstanding .............................................................. 77,762
Net Asset Value per share ...................................................................
$ 28 .68
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 2,441,439 $ 2,123,907 $ 1,704,560
Assets
Investment in affiliated Funds--at value ........................................................... $ 3,084,388 $ 2,227,180 $ 2,169,057
Receivables:
Dividends and interest ....................................................................... 1,096 3,237 60
Fund shares sold ............................................................................. 212 3,920 197
Investment securities sold ................................................................... 1,826 754 447
Prepaid expenses ..................................................................................
8 5 6
Total Assets   3,087,530 2,235,096 2,169,767
Liabilities
Accrued management and investment advisory fees .............................................. 686 504 480
Accrued administrative service fees .............................................................. 1 – 1
Accrued distribution fees .......................................................................... 499 358 358
Accrued service fees .............................................................................. 9 5 8
Accrued transfer agent fees ....................................................................... 131 79 134
Accrued directors' expenses ....................................................................... 6 3 5
Accrued professional fees ......................................................................... 13 14 14
Accrued other expenses ........................................................................... 41 25 26
Payables:
Dividends payable ........................................................................... – 3,808 –
Fund shares redeemed ....................................................................... 2,031 850 604
Investment securities purchased ............................................................ 1,025 3,184 –
Total Liabilities
4,442 8,830 1,630
Net Assets Applicable to Outstanding Shares ..................................................
$ 3,083,088 $ 2,226,266 $ 2,168,137
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,247,121 $ 2,173,699 $ 1,539,972
Total distributable earnings (accumulated loss) ...................................................
835,967 52,567 628,165
Total Net Assets
$ 3,083,088 $ 2,226,266 $ 2,168,137
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,675,000 1,700,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,648,140 $ 863,921 $ 1,246,202
Shares Issued and Outstanding .............................................................. 87,307 71,334 56,875
Net Asset Value per share ................................................................... $ 18 .88
(a)
$ 12 .11
(a)
$ 21 .91
(a)
Maximum Offering Price ....................................................................
$ 19 .98 $ 12 .58 $ 23 .19
Class C : Net Assets ................................................................................ $ 75,128 $ 58,133 $ 62,872
Shares Issued and Outstanding .............................................................. 4,473 4,857 3,377
Net Asset Value per share ...................................................................
$ 16 .80
(a)
$ 11 .97
(a)
$ 18 .62
(a)
Class J : Net Assets ................................................................................ $ 894,795 $ 1,095,548 $ 490,205
Shares Issued and Outstanding .............................................................. 50,309 91,480 23,721
Net Asset Value per share ...................................................................
$ 17 .79
(a)
$ 11 .98
(a)
$ 20 .67
(a)
Institutional : Net Assets ........................................................................... $ 421,190 $ 185,155 $ 330,463
Shares Issued and Outstanding .............................................................. 23,133 15,352 15,678
Net Asset Value per share ...................................................................
$ 18 .21 $ 12 .06 $ 21 .08
R-3 : Net Assets .................................................................................... $ 9,690 $ 2,409 $ 7,627
Shares Issued and Outstanding .............................................................. 545 200 370
Net Asset Value per share ...................................................................
$ 17 .77 $ 12 .03 $ 20 .61
R-5 : Net Assets .................................................................................... $ 34,145 $ 21,100 $ 30,768
Shares Issued and Outstanding .............................................................. 1,896 1,754 1,484
Net Asset Value per share ...................................................................
$ 18 .02 $ 12 .03 $ 20 .73
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Investment in securities--at cost ................................................................
$ 3,206,659 $ 1,957,698 $ 1,694,192
Investment in affiliated Funds--at cost ..........................................................
$ 128,052 $ 26,332 $ 70,835
Assets
Investment in securities--at value  ................................................................ $ 3,195,548
(a)
$ 1,922,816
(a)
$ 1,792,788
(a)
Investment in affiliated Funds--at value ........................................................... 128,052 26,332 70,835
Deposits with counterparty ........................................................................ 1,057 – 652
Receivables:
Dividends and interest ....................................................................... 20,345 586 360
Expense reimbursement from Manager ..................................................... – 39 33
Fund shares sold ............................................................................. 12,283 606 359
Investment securities sold ................................................................... 1 – 6,073
Variation margin on futures ................................................................. 86 – –
Other assets ........................................................................................ – 1 –
Prepaid expenses ..................................................................................
9 8 4
Total Assets   3,357,381 1,950,388 1,871,104
Liabilities
Accrued management and investment advisory fees .............................................. 912 1,103 1,237
Accrued administrative service fees .............................................................. 1 1 1
Accrued distribution fees .......................................................................... 67 67 10
Accrued service fees .............................................................................. 4 13 8
Accrued transfer agent fees ....................................................................... 220 269 44
Accrued directors' expenses ....................................................................... 5 3 5
Accrued professional fees ......................................................................... 24 16 12
Accrued other expenses ........................................................................... 81 185 104
Cash overdraft ..................................................................................... 420 – –
Payables:
Dividends payable ........................................................................... 10,544 – –
Fund shares redeemed ....................................................................... 3,794 3,780 1,528
Investment securities purchased ............................................................ 38,249 8,471 1,920
Variation margin on futures ................................................................. – – 55
Collateral obligation on securities loaned, at value ............................................... 7,401 11,279 29,789
Total Liabilities
61,722 25,187 34,713
Net Assets Applicable to Outstanding Shares ..................................................
$ 3,295,659 $ 1,925,201 $ 1,836,391
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,360,445 $ 1,900,452 $ 1,728,838
Total distributable earnings (accumulated loss) ...................................................
(64,786) 24,749 107,553
Total Net Assets
$ 3,295,659 $ 1,925,201 $ 1,836,391
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,220,000 700,000 870,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 322,299 $ 224,129 N/A
Shares Issued and Outstanding .............................................................. 26,641 9,674
Net Asset Value per share ................................................................... $ 12 .10
(b)
$ 23 .17
(b)
Maximum Offering Price ....................................................................
$ 12 .38 $ 24 .52
Class C : Net Assets ................................................................................ $ 14,466 N/A N/A
Shares Issued and Outstanding .............................................................. 1,196
Net Asset Value per share ...................................................................
$ 12 .10
(b)
Class J : Net Assets ................................................................................ $ 107,456 $ 165,826 $ 60,216
Shares Issued and Outstanding .............................................................. 8,891 7,598 8,257
Net Asset Value per share ...................................................................
$ 12 .09
(b)
$ 21 .82
(b)
$ 7 .29
(b)
Institutional : Net Assets ........................................................................... $ 2,831,387 $ 631,087 $ 81,596
Shares Issued and Outstanding .............................................................. 234,234 24,520 6,227
Net Asset Value per share ...................................................................
$ 12 .09 $ 25 .74 $ 13 .10
R-3 : Net Assets .................................................................................... $ 9,700 $ 13,236 $ 13,649
Shares Issued and Outstanding .............................................................. 802 578 1,468
Net Asset Value per share ...................................................................
$ 12 .10 $ 22 .91 $ 9 .30
R-5 : Net Assets .................................................................................... $ 10,351 $ 54,553 $ 26,854
Shares Issued and Outstanding .............................................................. 856 2,157 2,319
Net Asset Value per share ...................................................................
$ 12 .10 $ 25 .30 $ 11 .58
R-6 : Net Assets .................................................................................... N/A $ 836,370 $ 1,654,076
Shares Issued and Outstanding .............................................................. 32,471 125,761
Net Asset Value per share ...................................................................
$ 25 .76 $ 13 .15
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Investment in securities--at cost ................................................................
$ 1,122,322 $ 1,045,260 $ 544,952
Investment in affiliated Funds--at cost ..........................................................
$ 41,148 $ 43,408 $ –
Assets
Investment in securities--at value  ................................................................ $ 1,179,482
(a)
$ 975,469
(a)
$ 529,257
Investment in affiliated Funds--at value ........................................................... 41,148 43,408 –
Cash ............................................................................................... 1 40 581
Deposits with counterparty ........................................................................ 3,790 801 –
Receivables:
Dividends and interest ....................................................................... 652 641 7,981
Expense reimbursement from Manager ..................................................... 8 45 18
Fund shares sold ............................................................................. 590 677 3,019
Investment securities sold ................................................................... – 226 –
Other assets ........................................................................................ – – 8
Prepaid expenses ..................................................................................
3 2 1
Total Assets   1,225,674 1,021,309 540,865
Liabilities
Accrued management and investment advisory fees .............................................. 146 712 168
Accrued administrative service fees .............................................................. 4 – –
Accrued distribution fees .......................................................................... 31 3 59
Accrued service fees .............................................................................. 30 3 –
Accrued transfer agent fees ....................................................................... 73 81 95
Accrued directors' expenses ....................................................................... 3 4 3
Accrued professional fees ......................................................................... 15 13 26
Accrued other expenses ........................................................................... 12 49 4
Payables:
Dividends payable ........................................................................... – – 1,614
Fund shares redeemed ....................................................................... 1,194 492 1,231
Interest expense and fees payable ........................................................... – – 253
Investment securities purchased ............................................................ – 15 –
Variation margin on futures ................................................................. 264 53 –
Collateral obligation on securities loaned, at value ............................................... 4,756 4,045 –
Floating rate notes issued .........................................................................
– – 27,842
Total Liabilities
6,528 5,470 31,295
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,219,146 $ 1,015,839 $ 509,570
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,137,076 $ 1,069,960 $ 595,885
Total distributable earnings (accumulated loss) ...................................................
82,070 (54,121) (86,315)
Total Net Assets
$ 1,219,146 $ 1,015,839 $ 509,570
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 425,000 700,000 450,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A N/A $ 239,721
Shares Issued and Outstanding .............................................................. 36,729
Net Asset Value per share ................................................................... $ 6 .53
(b)
Maximum Offering Price ....................................................................
$ 6 .78
Class C : Net Assets ................................................................................ N/A N/A $ 11,237
Shares Issued and Outstanding .............................................................. 1,715
Net Asset Value per share ...................................................................
$ 6 .55
(b)
Class J : Net Assets ................................................................................ $ 156,520 $ 17,659 N/A
Shares Issued and Outstanding .............................................................. 7,674 1,831
Net Asset Value per share ...................................................................
$ 20 .40
(b)
$ 9 .64
(b)
Institutional : Net Assets ........................................................................... $ 162,662 $ 140,930 $ 258,612
Shares Issued and Outstanding .............................................................. 7,254 13,909 39,566
Net Asset Value per share ...................................................................
$ 22 .42 $ 10 .13 $ 6 .54
R-3 : Net Assets .................................................................................... $ 58,101 $ 4,831 N/A
Shares Issued and Outstanding .............................................................. 2,511 515
Net Asset Value per share ...................................................................
$ 23 .14 $ 9 .38
R-5 : Net Assets .................................................................................... $ 90,459 $ 7,724 N/A
Shares Issued and Outstanding .............................................................. 3,807 785
Net Asset Value per share ...................................................................
$ 23 .76 $ 9 .84
R-6 : Net Assets .................................................................................... $ 751,404 $ 844,695 N/A
Shares Issued and Outstanding .............................................................. 33,534 83,393
Net Asset Value per share ...................................................................
$ 22 .41 $ 10 .13
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a),(b)
Core Plus Bond
Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 1,856 $ 471
Dividends ............................................................................................... 1 – 53
Withholding tax ........................................................................................ – – (2)
Interest .................................................................................................. 12,846 201,997 13,254
Securities lending - net .................................................................................
– 16 18
Total Income 12,847 203,869 13,794
Expenses:
Management and investment advisory fees ............................................................ 1,219 17,400 1,117
Distribution f ees - Class A ............................................................................. 400 250 78
Distribution f ees - Class C ............................................................................. 97 N/A N/A
Distribution f ees - Class J .............................................................................. N/A 60 70
Distribution f ees - R-1 ................................................................................. N/A 1 1
Distribution f ees - R-3 ................................................................................. N/A 17 19
Administrative service fees - R-1 ...................................................................... N/A 1 1
Administrative service fees - R-3 ...................................................................... N/A 5 5
Administrative service fees - R-5 ...................................................................... N/A 1 2
Registration fees - Class A ............................................................................. 8 8 8
Registration fees - Class C ............................................................................. 7 N/A N/A
Registration fees - Class J .............................................................................. N/A 8 8
Registration fees - Institutional ........................................................................ 8 19 11
Registration fees - R-6 ................................................................................. N/A 17 N/A
Service fees - R-1 ...................................................................................... N/A 1 1
Service fees - R-3 ...................................................................................... N/A 17 19
Service fees - R-4 ...................................................................................... N/A 1 1
Service fees - R-5 ...................................................................................... N/A 26 39
Shareholder reports - Class A .......................................................................... 1 8 4
Shareholder reports - Class J ........................................................................... N/A 1 5
Shareholder reports - Institutional ..................................................................... 2 22 10
Shareholder reports - R-6 .............................................................................. N/A 11 N/A
Transfer agent fees - Class A ........................................................................... 64 109 57
Transfer agent fees - Class C ........................................................................... 5 N/A N/A
Transfer agent fees - Class J ........................................................................... N/A 27 98
Transfer agent fees - Institutional ...................................................................... 120 241 210
Transfer agent fees - R-6 ............................................................................... N/A 109 N/A
Chief compliance officer expenses ..................................................................... – 3 –
Custodian fees .......................................................................................... – 33 6
Directors' expenses ..................................................................................... 8 114 7
Interest expense and fees ............................................................................... 466 – –
Professional fees ....................................................................................... 22 23 26
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 8 58 10
Total Gross Expenses 2,438 18,594 1,816
Less: Reimbursement from Manager - Class A ........................................................ – – 34
Less: Reimbursement from Manager - Institutional ................................................... 57 14 157
Less: Reimbursement from Distributor - Class J ...................................................... N/A 1 2
Total Net Expenses 2,381 18,579 1,623
Net Investment Income (Loss) 10,466 185,290 12,171
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (4,834) (64,953) (5,011)
Futures contracts ....................................................................................... – (7,578) (6,917)
Swap agreements ....................................................................................... – – 593
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (10,837) 115,257 4,460
Futures contracts ....................................................................................... – 13,485 6,213
Swap agreements ....................................................................................... – – (207)
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements (15,671) 56,211 (869)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (5,205) $ 241,501 $ 11,302
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International
Fund
(a),(b)
Equity Income
Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,019 $ 1,105 $ 2,710
Dividends ............................................................................................... 7,900 35,710 101,198
Withholding tax ........................................................................................ (125) (2,638) (1,581)
Interest .................................................................................................. 78,650 3 3
Securities lending - net .................................................................................
194 30 88
Total Income 88,638 34,210 102,418
Expenses:
Management and investment advisory fees ............................................................ 8,225 16,776 21,741
Distribution f ees - Class A ............................................................................. 1,153 271 1,556
Distribution f ees - Class C ............................................................................. 589 N/A 348
Distribution f ees - Class J .............................................................................. N/A 111 66
Distribution f ees - R-3 ................................................................................. N/A 14 36
Distribution f ees - R-4 ................................................................................. N/A – 2
Administrative service fees - R-3 ...................................................................... N/A 4 10
Administrative service fees - R-4 ...................................................................... N/A – 1
Administrative service fees - R-5 ...................................................................... N/A 1 8
Registration fees - Class A ............................................................................. 13 8 11
Registration fees - Class C ............................................................................. 10 N/A 7
Registration fees - Class J .............................................................................. N/A 8 7
Registration fees - Institutional ........................................................................ 21 9 20
Registration fees - R-6 ................................................................................. 11 11 N/A
Service fees - R-3 ...................................................................................... N/A 14 36
Service fees - R-4 ...................................................................................... N/A 1 5
Service fees - R-5 ...................................................................................... N/A 28 192
Shareholder reports - Class A .......................................................................... 27 11 26
Shareholder reports - Class C .......................................................................... 5 N/A 2
Shareholder reports - Class J ........................................................................... N/A 5 1
Shareholder reports - Institutional ..................................................................... 42 15 31
Shareholder reports - R-6 .............................................................................. 4 8 N/A
Transfer agent fees - Class A ........................................................................... 494 176 594
Transfer agent fees - Class C ........................................................................... 75 N/A 36
Transfer agent fees - Class J ........................................................................... N/A 112 34
Transfer agent fees - Institutional ...................................................................... 689 70 1,106
Transfer agent fees - R-6 ............................................................................... 5 100 N/A
Chief compliance officer expenses ..................................................................... 1 2 2
Custodian fees .......................................................................................... 53 204 89
Directors' expenses ..................................................................................... 27 47 90
Professional fees ....................................................................................... 34 137 26
Technology fees ........................................................................................ 3 3 2
Other expenses ......................................................................................... 139 66 55
Total Gross Expenses 11,620 18,212 26,140
Less: Reimbursement from Manager - Institutional ................................................... 653 26 736
Less: Reimbursement from Manager - R-6 ............................................................ 16 52 N/A
Less: Reimbursement from Distributor - Class J ...................................................... N/A 3 1
Total Net Expenses 10,951 18,131 25,403
Net Investment Income (Loss) 77,687 16,079 77,015

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International
Fund
(a),(b)
Equity Income
Fund
(a),(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (895) and $ 0 , respectively) .................... (4,144) 1,115,556 582,175
Foreign currency contracts ............................................................................. 1,083 – –
Foreign currency transactions .......................................................................... (168) (923) 3
Futures contracts ....................................................................................... (1,421) – –
Options and swaptions ................................................................................. 67 – –
Short sales .............................................................................................. 192 – –
Swap agreements ....................................................................................... 602 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ (497) and $ 0 , respectively) ................................. (28,942) (777,226) (898,583)
Foreign currency contracts ............................................................................. (848) – –
Futures contracts ....................................................................................... 524 – –
Options and swaptions ................................................................................. (29) – –
Short sales .............................................................................................. (200) – –
Swap agreements ....................................................................................... (184) – –
Translation of assets and liabilities in foreign currencies .............................................. 102 861 (1)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements (33,366) 338,268 (316,406)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 44,321 $ 354,347 $ (239,391)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
Global Emerging
Markets Fund
(a),(b)
Global Real Estate
Securities Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,239 $ 1,308 $ 602
Dividends ............................................................................................... – 23,520 28,010
Withholding tax ........................................................................................ (266) (2,568) (1,195)
Interest .................................................................................................. 26,749 7 3
Securities lending - net .................................................................................
49 22 –
Total Income 27,771 22,289 27,420
Expenses:
Management and investment advisory fees ............................................................ 2,482 11,647 7,521
Distribution f ees - Class A ............................................................................. N/A 81 64
Distribution f ees - Class J .............................................................................. N/A 52 N/A
Distribution f ees - R-3 ................................................................................. N/A 6 1
Administrative service fees - R-3 ...................................................................... N/A 2 –
Administrative service fees - R-5 ...................................................................... N/A – 1
Registration fees - Class A ............................................................................. N/A 7 10
Registration fees - Class J .............................................................................. N/A 8 N/A
Registration fees - Institutional ........................................................................ 22 8 11
Registration fees - R-6 ................................................................................. N/A 9 9
Service fees - R-3 ...................................................................................... N/A 6 1
Service fees - R-5 ...................................................................................... N/A 5 11
Shareholder reports - Class A .......................................................................... N/A 4 3
Shareholder reports - Class J ........................................................................... N/A 2 N/A
Shareholder reports - Institutional ..................................................................... 22 7 39
Shareholder reports - R-6 .............................................................................. N/A 8 8
Transfer agent fees - Class A ........................................................................... N/A 70 46
Transfer agent fees - Class J ........................................................................... N/A 75 N/A
Transfer agent fees - Institutional ...................................................................... 173 13 614
Transfer agent fees - R-6 ............................................................................... N/A 96 23
Chief compliance officer expenses ..................................................................... – – 1
Custodian fees .......................................................................................... 49 199 31
Directors' expenses ..................................................................................... 8 17 18
Professional fees ....................................................................................... 26 186 21
Technology fees ........................................................................................ 2 3 3
Other expenses ......................................................................................... 3 8 15
Total Gross Expenses 2,787 12,519 8,451
Less: Reimbursement from Manager - Class A ........................................................ N/A 9 –
Less: Reimbursement from Manager - Class J ......................................................... N/A 25 N/A
Less: Reimbursement from Manager - Institutional ................................................... – 6 398
Less: Reimbursement from Distributor - Class J ...................................................... N/A 1 N/A
Total Net Expenses 2,787 12,478 8,053
Net Investment Income (Loss) 24,984 9,811 19,367
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ 474 and $ 0 , respectively) ...................... (5,176) 6,811 (14,286)
Foreign currency contracts ............................................................................. 1,572 – –
Foreign currency transactions .......................................................................... (355) (655) (44)
Futures contracts ....................................................................................... 1,231 – –
Swap agreements ....................................................................................... 647 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 1,580 12,163 (45,501)
Foreign currency contracts ............................................................................. (2,090) – –
Futures contracts ....................................................................................... 1,378 – –
Swap agreements ....................................................................................... 3,982 – –
Translation of assets and liabilities in foreign currencies .............................................. 81 139 171
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 2,850 18,458 (59,660)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 27,834 $ 28,269 $ (40,293)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Government &
High Quality Bond
Fund
(a),(b)
Government Money
Market Fund High Yield Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 202 $ – $ 4,580
Dividends ............................................................................................... – 4,920 425
Interest .................................................................................................. 13,366 78,574 209,378
Securities lending - net .................................................................................
– – 348
Total Income 13,568 83,494 214,731
Expenses:
Management and investment advisory fees ............................................................ 1,563 2,818 14,846
Distribution f ees - Class A ............................................................................. 103 N/A 518
Distribution f ees - Class C ............................................................................. N/A N/A 116
Distribution f ees - Class J .............................................................................. 49 N/A N/A
Distribution f ees - R-3 ................................................................................. 4 N/A N/A
Administrative service fees - R-3 ...................................................................... 1 N/A N/A
Registration fees - Class A ............................................................................. 8 N/A 22
Registration fees - Class C ............................................................................. N/A N/A 8
Registration fees - Class J .............................................................................. 8 N/A N/A
Registration fees - Institutional ........................................................................ 11 1 12
Registration fees - R-6 ................................................................................. N/A 15 10
Service fees - R-3 ...................................................................................... 4 N/A N/A
Service fees - R-5 ...................................................................................... 9 N/A N/A
Shareholder reports - Class A .......................................................................... 6 N/A 15
Shareholder reports - Class C .......................................................................... N/A N/A 1
Shareholder reports - Class J ........................................................................... 2 N/A N/A
Shareholder reports - Institutional ..................................................................... 9 – 41
Shareholder reports - R-6 .............................................................................. N/A – 6
Transfer agent fees - Class A ........................................................................... 97 N/A 265
Transfer agent fees - Class C ........................................................................... N/A N/A 13
Transfer agent fees - Class J ........................................................................... 63 N/A N/A
Transfer agent fees - Institutional ...................................................................... 169 92 711
Transfer agent fees - R-6 ............................................................................... N/A 6 39
Chief compliance officer expenses ..................................................................... – 1 1
Custodian fees .......................................................................................... 6 23 17
Directors' expenses ..................................................................................... 9 34 50
Professional fees ....................................................................................... 23 17 26
Technology fees ........................................................................................ 3 2 3
Other expenses ......................................................................................... 5 17 53
Total Gross Expenses 2,152 3,026 16,773
Less: Reimbursement from Manager .................................................................. – 158 –
Less: Reimbursement from Manager - Institutional ................................................... 122 – 99
Less: Reimbursement from Manager - R-3 ............................................................ 2 N/A N/A
Less: Reimbursement from Manager - R-5 ............................................................ 3 N/A N/A
Less: Reimbursement from Manager - R-6 ............................................................ N/A 102 –
Less: Reimbursement from Distributor - Class J ...................................................... 1 N/A N/A
Total Net Expenses 2,024 2,766 16,674
Net Investment Income (Loss) 11,544 80,728 198,057
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ (15,023) – (23,962)
Foreign currency contracts ............................................................................. – – (233)
Foreign currency transactions .......................................................................... – – 249
Futures contracts ....................................................................................... (485) – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 22,993 – (122,520)
Foreign currency contracts ............................................................................. – – (27)
Futures contracts ....................................................................................... (366) – –
Translation of assets and liabilities in foreign currencies .............................................. – – (231)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 7,119 – (146,724)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 18,663 $ 80,728 $ 51,333
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
(a),(b)
International Equity
Fund
(a),(b)
LargeCap Growth
Fund I
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 125 $ 1,076 $ 4,217
Dividends ............................................................................................... – 51,476 22,880
Withholding tax ........................................................................................ – (2,348) (109)
Interest .................................................................................................. 50,826 (19) 95
Securities lending - net .................................................................................
– 16 3
Total Income 50,951 50,201 27,086
Expenses:
Management and investment advisory fees ............................................................ 4,066 6,187 28,548
Distribution fees - Class A ............................................................................. N/A N/A 658
Distribution fees - Class J .............................................................................. 8 N/A 316
Distribution fees - R-1 ................................................................................. – – 2
Distribution fees - R-3 ................................................................................. 6 3 94
Distribution fees - R-4 ................................................................................. – – 3
Administrative service fees - R-1 ...................................................................... – – 2
Administrative service fees - R-3 ...................................................................... 2 1 26
Administrative service fees - R-4 ...................................................................... – – 1
Administrative service fees - R-5 ...................................................................... – – 8
Registration fees - Class A ............................................................................. N/A N/A 9
Registration fees - Class J .............................................................................. 8 N/A 18
Registration fees - Institutional ........................................................................ 9 8 10
Registration fees - R-6 ................................................................................. N/A 9 11
Service fees - R-1 ...................................................................................... – – 2
Service fees - R-3 ...................................................................................... 6 3 94
Service fees - R-4 ...................................................................................... – – 7
Service fees - R-5 ...................................................................................... 4 3 202
Shareholder reports - Class A .......................................................................... N/A N/A 14
Shareholder reports - Class J ........................................................................... – N/A 2
Shareholder reports - Institutional ..................................................................... 12 2 8
Shareholder reports - R-6 .............................................................................. N/A 6 2
Transfer agent fees - Class A ........................................................................... N/A N/A 225
Transfer agent fees - Class J ........................................................................... 7 N/A 87
Transfer agent fees - Institutional ...................................................................... 37 9 256
Transfer agent fees - R-6 ............................................................................... N/A 31 11
Chief compliance officer expenses ..................................................................... 1 – 3
Custodian fees .......................................................................................... 17 86 42
Directors' expenses ..................................................................................... 21 23 110
Professional fees ....................................................................................... 24 38 28
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 15 (20) 62
Total Gross Expenses 4,246 6,392 30,864
Less: Reimbursement from Manager .................................................................. – – 762
Less: Reimbursement from Manager - Institutional ................................................... – 8 –
Less: Reimbursement from Distributor - Class J ...................................................... – N/A 7
Total Net Expenses 4,246 6,384 30,095
Net Investment Income (Loss) 46,705 43,817 (3,009)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
(a),(b)
International Equity
Fund
(a),(b)
LargeCap Growth
Fund I
(a),(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of  $0, $0 and $0 , respectively) ........................ (24,552) (24,832) 959,739
Foreign currency contracts ............................................................................. 2,040 – –
Foreign currency transactions .......................................................................... (42) (584) –
Futures contracts ....................................................................................... 930 – (12,144)
Options and swaptions ................................................................................. 375 – –
Short sales .............................................................................................. 1 – –
Swap agreements ....................................................................................... (51) – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 38,052 9,255 (1,048,590)
Foreign currency contracts ............................................................................. (2,928) – –
Futures contracts ....................................................................................... (758) – 2,611
Options and swaptions ................................................................................. 205 – –
Swap agreements ....................................................................................... 1,554 – –
Translation of assets and liabilities in foreign currencies .............................................. 57 886 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 14,883 (15,275) (98,384)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 61,588 $ 28,542 $ (101,393)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Fund
(a),(b)
LargeCap Value
Fund III
(a),(b)
MidCap Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 6,348 $ 2,072 $ 562
Dividends ............................................................................................... 57,606 38,617 136,955
Withholding tax ........................................................................................ (13) (326) (3,403)
Interest .................................................................................................. 315 62 3
Securities lending - net .................................................................................
3 137 97
Total Income 64,259 40,562 134,214
Expenses:
Management and investment advisory fees ............................................................ 3,688 12,864 81,429
Distribution f ees - Class A ............................................................................. 611 N/A 2,475
Distribution f ees - Class C ............................................................................. N/A N/A 168
Distribution f ees - Class J .............................................................................. 946 65 287
Distribution f ees - R-1 ................................................................................. 4 1 23
Distribution f ees - R-3 ................................................................................. 226 12 184
Distribution f ees - R-4 ................................................................................. 9 – 4
Administrative service fees - R-1 ...................................................................... 3 1 19
Administrative service fees - R-3 ...................................................................... 63 3 51
Administrative service fees - R-4 ...................................................................... 3 – 1
Administrative service fees - R-5 ...................................................................... 20 – 16
Registration fees - Class A ............................................................................. 14 N/A 19
Registration fees - Class C ............................................................................. N/A N/A 7
Registration fees - Class J .............................................................................. 19 8 10
Registration fees - Institutional ........................................................................ 15 10 161
Registration fees - R-6 ................................................................................. N/A N/A 101
Service fees - R-1 ...................................................................................... 2 1 17
Service fees - R-3 ...................................................................................... 226 12 184
Service fees - R-4 ...................................................................................... 21 – 10
Service fees - R-5 ...................................................................................... 500 8 404
Shareholder reports - Class A .......................................................................... 14 N/A 34
Shareholder reports - Class C .......................................................................... N/A N/A 1
Shareholder reports - Class J ........................................................................... 7 1 3
Shareholder reports - Institutional ..................................................................... 15 9 287
Shareholder reports - R-6 .............................................................................. N/A N/A 370
Transfer agent fees - Class A ........................................................................... 284 N/A 802
Transfer agent fees - Class C ........................................................................... N/A N/A 17
Transfer agent fees - Class J ........................................................................... 190 39 87
Transfer agent fees - Institutional ...................................................................... 233 164 6,443
Transfer agent fees - R-6 ............................................................................... N/A N/A 175
Chief compliance officer expenses ..................................................................... 2 1 8
Custodian fees .......................................................................................... 27 24 104
Directors' expenses ..................................................................................... 91 38 285
Professional fees ....................................................................................... 15 13 24
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 91 27 140
Total Gross Expenses 7,342 13,304 94,353
Less: Reimbursement from Manager .................................................................. – 837 –
Less: Reimbursement from Distributor - Class J ...................................................... 21 1 6
Total Net Expenses 7,321 12,466 94,347
Net Investment Income (Loss) 56,938 28,096 39,867
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 44,198 186,077 1,160,775
Foreign currency transactions .......................................................................... – (2) 4
Futures contracts ....................................................................................... (23,922) (2,774) –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (242,891) (360,348) (1,159,027)
Investment in affiliated securities ...................................................................... – – (24,299)
Futures contracts ....................................................................................... 4,957 1,835 –
Translation of assets and liabilities in foreign currencies .............................................. – 32 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (217,658) (175,180) (22,547)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (160,720) $ (147,084) $ 17,320
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
MidCap Growth
Fund
(a),(b)
MidCap Growth
Fund III
(a),(b)
MidCap S&P 400
Index Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 142 $ 125 $ 645
Dividends ............................................................................................... 528 889 9,902
Withholding tax ........................................................................................ (1) (5) (7)
Interest .................................................................................................. 1 4 40
Securities lending - net .................................................................................
4 2 9
Total Income 674 1,015 10,589
Expenses:
Management and investment advisory fees ............................................................ 652 1,253 939
Distribution f ees - Class J .............................................................................. 61 31 113
Distribution f ees - R-1 ................................................................................. – – 1
Distribution f ees - R-3 ................................................................................. 20 5 84
Distribution f ees - R-4 ................................................................................. – – 3
Administrative service fees - R-1 ...................................................................... – – 1
Administrative service fees - R-3 ...................................................................... 6 1 23
Administrative service fees - R-4 ...................................................................... – – 1
Administrative service fees - R-5 ...................................................................... 1 – 6
Registration fees - Class J .............................................................................. 9 8 9
Registration fees - Institutional ........................................................................ 7 8 8
Registration fees - R-6 ................................................................................. N/A N/A 14
Service fees - R-1 ...................................................................................... – – 1
Service fees - R-3 ...................................................................................... 20 5 84
Service fees - R-4 ...................................................................................... 1 – 7
Service fees - R-5 ...................................................................................... 11 5 153
Shareholder reports - Class J ........................................................................... 1 1 1
Shareholder reports - Institutional ..................................................................... 2 – 11
Shareholder reports - R-6 .............................................................................. N/A N/A 1
Transfer agent fees - Class J ........................................................................... 27 19 48
Transfer agent fees - Institutional ...................................................................... 52 4 76
Transfer agent fees - R-6 ............................................................................... N/A N/A 4
Custodian fees .......................................................................................... 2 11 11
Directors' expenses ..................................................................................... 3 8 14
Professional fees ....................................................................................... 13 12 13
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 2 7 16
Total Gross Expenses 893 1,381 1,645
Less: Reimbursement from Manager .................................................................. – 30 –
Less: Reimbursement from Manager - Institutional ................................................... 24 – –
Less: Reimbursement from Distributor - Class J ...................................................... 1 1 3
Total Net Expenses 868 1,350 1,642
Net Investment Income (Loss) (194) (335) 8,947
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 23,914 47,706 44,787
Futures contracts ....................................................................................... – (228) (6,692)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (22,499) (45,820) (139,585)
Futures contracts ....................................................................................... – 63 651
Net Realized and Unrealized Gain (Loss) on investments and futures 1,415 1,721 (100,839)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,221 $ 1,386 $ (91,892)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
MidCap Value Fund
I
(a),(b)
Money Market Fund Overseas Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,374 $ – $ 428
Dividends ............................................................................................... 25,209 847 20,945
Withholding tax ........................................................................................ (28) – (1,743)
Interest .................................................................................................. 17 23,247 9
Securities lending - net .................................................................................
6 – 40
Total Income 26,578 24,094 19,679
Expenses:
Management and investment advisory fees ............................................................ 8,431 2,080 5,167
Distribution f ees - Class A ............................................................................. 62 – N/A
Distribution f ees - Class J .............................................................................. 137 530 N/A
Distribution f ees - R-3 ................................................................................. 16 N/A –
Distribution f ees - R-4 ................................................................................. 1 N/A –
Administrative service fees - R-3 ...................................................................... 4 N/A –
Administrative service fees - R-5 ...................................................................... 2 N/A N/A
Registration fees - Class A ............................................................................. 9 17 N/A
Registration fees - Class J .............................................................................. 7 20 N/A
Registration fees - Institutional ........................................................................ 15 N/A 11
Registration fees - R-6 ................................................................................. 11 N/A N/A
Service fees - R-3 ...................................................................................... 16 N/A –
Service fees - R-4 ...................................................................................... 1 N/A –
Service fees - R-5 ...................................................................................... 43 N/A N/A
Shareholder reports - Class A .......................................................................... 2 11 N/A
Shareholder reports - Class J ........................................................................... 3 13 N/A
Shareholder reports - Institutional ..................................................................... 65 N/A 14
Shareholder reports - R-6 .............................................................................. 5 N/A N/A
Transfer agent fees - Class A ........................................................................... 34 83 N/A
Transfer agent fees - Class J ........................................................................... 76 76 N/A
Transfer agent fees - Institutional ...................................................................... 600 N/A 156
Transfer agent fees - R-6 ............................................................................... 62 N/A N/A
Chief compliance officer expenses ..................................................................... 1 – 1
Custodian fees .......................................................................................... 24 18 126
Directors' expenses ..................................................................................... 35 11 18
Professional fees ....................................................................................... 14 16 50
Technology fees ........................................................................................ 3 2 3
Other expenses ......................................................................................... 21 6 11
Total Gross Expenses 9,700 2,883 5,557
Less: Reimbursement from Manager .................................................................. 262 – 117
Less: Reimbursement from Manager - Institutional ................................................... 355 N/A 122
Less: Reimbursement from Distributor - Class J ...................................................... 3 530 N/A
Total Net Expenses 9,080 2,353 5,318
Net Investment Income (Loss) 17,498 21,741 14,361
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 123,230 – 40,669
Foreign currency transactions .......................................................................... – – (113)
Futures contracts ....................................................................................... (2,191) – 115
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (261,501) – 48,273
Futures contracts ....................................................................................... 584 – 23
Translation of assets and liabilities in foreign currencies .............................................. – – 428
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (139,878) – 89,395
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (122,380) $ 21,741 $ 103,756
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Fund
(a),(b)
Principal LifeTime
2015 Fund
(a),(b)
Principal LifeTime
2020 Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,052 $ 4,118 $ 39,584
Dividends ............................................................................................... 26,505 – –
Withholding tax ........................................................................................ (349) – –
Interest .................................................................................................. 10 – –
Securities lending - net .................................................................................
1 – –
Total Income 27,219 4,118 39,584
Expenses:
Management and investment advisory fees ............................................................ 9,712 N/A N/A
Distribution f ees - Class A ............................................................................. 1,759 N/A 105
Distribution f ees - Class J .............................................................................. N/A N/A 488
Distribution f ees - R-1 ................................................................................. – – 3
Distribution f ees - R-3 ................................................................................. 57 18 81
Distribution f ees - R-4 ................................................................................. 1 1 1
Administrative service fees - R-1 ...................................................................... – – 2
Administrative service fees - R-3 ...................................................................... 16 5 23
Administrative service fees - R-5 ...................................................................... 2 1 4
Registration fees - Class A ............................................................................. 18 N/A 7
Registration fees - Class J .............................................................................. N/A N/A 8
Registration fees - Institutional ........................................................................ 22 8 9
Service fees - R-1 ...................................................................................... – – 2
Service fees - R-3 ...................................................................................... 57 18 81
Service fees - R-4 ...................................................................................... 2 1 3
Service fees - R-5 ...................................................................................... 56 24 109
Shareholder reports - Class A .......................................................................... 19 N/A 2
Shareholder reports - Class J ........................................................................... N/A N/A 7
Shareholder reports - Institutional ..................................................................... 27 – –
Transfer agent fees - Class A ........................................................................... 441 N/A 25
Transfer agent fees - Class J ........................................................................... N/A N/A 38
Transfer agent fees - Institutional ...................................................................... 450 3 20
Chief compliance officer expenses ..................................................................... 1 – 1
Custodian fees .......................................................................................... 16 – –
Directors' expenses ..................................................................................... 52 3 23
Professional fees ....................................................................................... 16 10 11
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 23 2 13
Total Gross Expenses 12,750 97 1,069
Less: Reimbursement from Distributor - Class J ...................................................... N/A N/A 11
Total Net Expenses 12,750 97 1,058
Net Investment Income (Loss) 14,469 4,021 38,526
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 250,742 – –
Investment transactions in affiliated Funds ............................................................ – 7,823 12,241
Capital gain distributions received from affiliated Funds .............................................. – 4,984 60,281
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (393,976) – –
Investments in affiliated Funds ......................................................................... – (13,856) (86,262)
Net Realized and Unrealized Gain (Loss) on investments (143,234) (1,049) (13,740)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (128,765) $ 2,972 $ 24,786
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2025 Fund
(a),(b)
Principal LifeTime
2030 Fund
(a),(b)
Principal LifeTime
2035 Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 25,872 $ 87,372 $ 30,351
Total Income 25,872 87,372 30,351
Expenses:
Distribution f ees - Class A ............................................................................. N/A 171 N/A
Distribution f ees - Class J .............................................................................. N/A 825 N/A
Distribution f ees - R-1 ................................................................................. 1 4 2
Distribution f ees - R-3 ................................................................................. 113 177 122
Distribution f ees - R-4 ................................................................................. 2 3 2
Administrative service fees - R-1 ...................................................................... 1 4 1
Administrative service fees - R-3 ...................................................................... 32 49 34
Administrative service fees - R-4 ...................................................................... 1 1 1
Administrative service fees - R-5 ...................................................................... 5 10 5
Registration fees - Class A ............................................................................. N/A 8 N/A
Registration fees - Class J .............................................................................. N/A 10 N/A
Registration fees - Institutional ........................................................................ 8 11 10
Service fees - R-1 ...................................................................................... 1 3 1
Service fees - R-3 ...................................................................................... 113 177 122
Service fees - R-4 ...................................................................................... 5 8 6
Service fees - R-5 ...................................................................................... 116 241 138
Shareholder reports - Class A .......................................................................... N/A 3 N/A
Shareholder reports - Class J ........................................................................... N/A 9 N/A
Transfer agent fees - Class A ........................................................................... N/A 45 N/A
Transfer agent fees - Class J ........................................................................... N/A 128 N/A
Transfer agent fees - Institutional ...................................................................... 10 59 19
Chief compliance officer expenses ..................................................................... – 2 1
Directors' expenses ..................................................................................... 16 59 22
Professional fees ....................................................................................... 10 12 11
Technology fees ........................................................................................ 3 2 3
Other expenses ......................................................................................... 9 29 10
Total Gross Expenses 446 2,050 510
Less: Reimbursement from Distributor - Class J ...................................................... N/A 19 N/A
Total Net Expenses 446 2,031 510
Net Investment Income (Loss) 25,426 85,341 29,841
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 36,266 40,788 28,264
Capital gain distributions received from affiliated Funds .............................................. 47,358 199,525 83,958
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (95,068) (289,494) (134,812)
Net Realized and Unrealized Gain (Loss) on investments (11,444) (49,181) (22,590)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 13,982 $ 36,160 $ 7,251
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Fund
(a),(b)
Principal LifeTime
2045 Fund
(a),(b)
Principal LifeTime
2050 Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 67,842 $ 23,387 $ 43,707
Total Income 67,842 23,387 43,707
Expenses:
Distribution f ees - Class A ............................................................................. 150 N/A 142
Distribution f ees - Class J .............................................................................. 648 N/A 219
Distribution f ees - R-1 ................................................................................. 4 1 3
Distribution f ees - R-3 ................................................................................. 160 100 125
Distribution f ees - R-4 ................................................................................. 3 2 3
Administrative service fees - R-1 ...................................................................... 3 1 2
Administrative service fees - R-3 ...................................................................... 45 28 35
Administrative service fees - R-4 ...................................................................... 1 – 1
Administrative service fees - R-5 ...................................................................... 9 5 7
Registration fees - Class A ............................................................................. 8 N/A 8
Registration fees - Class J .............................................................................. 9 N/A 8
Registration fees - Institutional ........................................................................ 9 10 9
Service fees - R-1 ...................................................................................... 3 1 2
Service fees - R-3 ...................................................................................... 160 100 125
Service fees - R-4 ...................................................................................... 8 4 6
Service fees - R-5 ...................................................................................... 230 116 166
Shareholder reports - Class A .......................................................................... 3 N/A 4
Shareholder reports - Class J ........................................................................... 6 N/A 3
Transfer agent fees - Class A ........................................................................... 42 N/A 60
Transfer agent fees - Class J ........................................................................... 105 N/A 57
Transfer agent fees - Institutional ...................................................................... 53 23 46
Chief compliance officer expenses ..................................................................... 1 – 1
Directors' expenses ..................................................................................... 49 18 35
Professional fees ....................................................................................... 12 11 12
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 25 8 17
Total Gross Expenses 1,749 431 1,099
Less: Reimbursement from Manager - Class A ........................................................ – N/A 1
Less: Reimbursement from Distributor - Class J ...................................................... 15 N/A 5
Total Net Expenses 1,734 431 1,093
Net Investment Income (Loss) 66,108 22,956 42,614
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 47,026 20,693 39,688
Capital gain distributions received from affiliated Funds .............................................. 236,632 93,572 199,492
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (344,133) (140,273) (290,799)
Net Realized and Unrealized Gain (Loss) on investments (60,475) (26,008) (51,619)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,633 $ (3,052) $ (9,005)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2055 Fund
(a),(b)
Principal LifeTime
2060 Fund
(a),(b)
Principal LifeTime
2065 Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 14,958 $ 14,301 $ 3,048
Total Income 14,958 14,301 3,048
Expenses:
Distribution f ees - Class J .............................................................................. N/A 13 N/A
Distribution f ees - R-1 ................................................................................. 1 1 –
Distribution f ees - R-3 ................................................................................. 69 44 12
Distribution f ees - R-4 ................................................................................. 1 1 –
Administrative service fees - R-1 ...................................................................... 1 1 –
Administrative service fees - R-3 ...................................................................... 19 12 3
Administrative service fees - R-5 ...................................................................... 3 2 1
Registration fees - Class J .............................................................................. N/A 7 N/A
Registration fees - Institutional ........................................................................ 9 9 9
Service fees - R-1 ...................................................................................... 1 1 –
Service fees - R-3 ...................................................................................... 69 44 12
Service fees - R-4 ...................................................................................... 3 2 1
Service fees - R-5 ...................................................................................... 68 48 12
Transfer agent fees - Class J ........................................................................... N/A 7 N/A
Transfer agent fees - Institutional ...................................................................... 26 24 5
Directors' expenses ..................................................................................... 12 12 4
Professional fees ....................................................................................... 10 10 10
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 5 6 1
Total Expenses 300 247 73
Net Investment Income (Loss) 14,658 14,054 2,975
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 9,985 7,573 1,005
Capital gain distributions received from affiliated Funds .............................................. 68,722 65,725 13,855
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (97,771) (91,207) (19,044)
Net Realized and Unrealized Gain (Loss) on investments (19,064) (17,909) (4,184)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (4,406) $ (3,855) $ (1,209)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2070 Fund
(a),(b)
Principal LifeTime
Hybrid 2015 Fund
Principal LifeTime
Hybrid 2020 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 635 $ 8,758 $ 13,671
Total Income 635 8,758 13,671
Expenses:
Distribution f ees - Class J .............................................................................. – 219 256
Distribution f ees - R-3 ................................................................................. 1 N/A N/A
Registration fees - Class J .............................................................................. 7 15 16
Registration fees - Institutional ........................................................................ 7 9 9
Registration fees - R-6 ................................................................................. N/A 12 14
Service fees - R-3 ...................................................................................... 1 N/A N/A
Service fees - R-5 ...................................................................................... 2 N/A N/A
Shareholder reports - Class J ........................................................................... – 1 1
Transfer agent fees - Class J ........................................................................... 1 17 5
Transfer agent fees - Institutional ...................................................................... 2 3 8
Transfer agent fees - R-6 ............................................................................... N/A 1 2
Directors' expenses ..................................................................................... 3 4 7
Professional fees ....................................................................................... 9 9 9
Technology fees ........................................................................................ 3 3 2
Other expenses ......................................................................................... 1 3 4
Total Gross Expenses 37 296 333
Less: Reimbursement from Manager - Class J ......................................................... 8 – –
Less: Reimbursement from Manager - Institutional ................................................... 10 9 10
Less: Reimbursement from Manager - R-6 ............................................................ N/A 12 6
Less: Reimbursement from Distributor - Class J ...................................................... – 4 6
Total Net Expenses 19 271 311
Net Investment Income (Loss) 616 8,487 13,360
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 63 3,550 9,105
Capital gain distributions received from affiliated Funds .............................................. 2,822 2,773 5,385
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (4,049) (10,764) (22,843)
Net Realized and Unrealized Gain (Loss) on investments (1,164) (4,441) (8,353)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (548) $ 4,046 $ 5,007
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Principal LifeTime
Hybrid 2035 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 22,515 $ 24,350 $ 17,126
Total Income 22,515 24,350 17,126
Expenses:
Distribution f ees - Class J .............................................................................. 490 478 303
Registration fees - Class J .............................................................................. 21 23 17
Registration fees - Institutional ........................................................................ 9 10 9
Registration fees - R-6 ................................................................................. 11 16 12
Shareholder reports - Class J ........................................................................... 2 2 1
Transfer agent fees - Class J ........................................................................... (10) 35 34
Transfer agent fees - Institutional ...................................................................... 10 13 15
Transfer agent fees - R-6 ............................................................................... 2 2 2
Directors' expenses ..................................................................................... 11 11 9
Professional fees ....................................................................................... 10 10 9
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 5 6 5
Total Gross Expenses 564 609 419
Less: Reimbursement from Manager - Institutional ................................................... 7 7 7
Less: Reimbursement from Distributor - Class J ...................................................... 11 10 7
Total Net Expenses 546 592 405
Net Investment Income (Loss) 21,969 23,758 16,721
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 10,870 13,667 9,202
Capital gain distributions received from affiliated Funds .............................................. 10,476 13,930 11,609
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (36,899) (47,660) (37,240)
Net Realized and Unrealized Gain (Loss) on investments (15,553) (20,063) (16,429)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 6,416 $ 3,695 $ 292

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Principal LifeTime
Hybrid 2050 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 17,435 $ 9,886 $ 8,280
Total Income 17,435 9,886 8,280
Expenses:
Distribution f ees - Class J .............................................................................. 345 165 135
Registration fees - Class J .............................................................................. 19 15 12
Registration fees - Institutional ........................................................................ 9 9 9
Registration fees - R-6 ................................................................................. 12 11 11
Shareholder reports - Class J ........................................................................... 1 1 1
Transfer agent fees - Class J ........................................................................... 44 35 40
Transfer agent fees - Institutional ...................................................................... 16 12 13
Transfer agent fees - R-6 ............................................................................... 2 2 2
Directors' expenses ..................................................................................... 9 6 6
Professional fees ....................................................................................... 10 9 9
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 5 3 3
Total Gross Expenses 475 271 244
Less: Reimbursement from Manager - Institutional ................................................... 9 8 10
Less: Reimbursement from Manager - R-6 ............................................................ – 1 2
Less: Reimbursement from Distributor - Class J ...................................................... 7 4 3
Total Net Expenses 459 258 229
Net Investment Income (Loss) 16,976 9,628 8,051
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 11,921 7,569 7,630
Capital gain distributions received from affiliated Funds .............................................. 15,348 10,343 9,984
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (48,265) (30,688) (29,663)
Net Realized and Unrealized Gain (Loss) on investments (20,996) (12,776) (12,049)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (4,020) $ (3,148) $ (3,998)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Principal LifeTime
Hybrid 2065 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 5,197 $ 2,781 $ 934
Total Income 5,197 2,781 934
Expenses:
Distribution f ees - Class J .............................................................................. 86 47 17
Registration fees - Class J .............................................................................. 11 11 8
Registration fees - Institutional ........................................................................ 9 9 8
Registration fees - R-6 ................................................................................. 10 9 9
Shareholder reports - Class J ........................................................................... 1 1 1
Transfer agent fees - Class J ........................................................................... 48 47 28
Transfer agent fees - Institutional ...................................................................... 10 6 2
Transfer agent fees - R-6 ............................................................................... 1 1 1
Directors' expenses ..................................................................................... 4 3 2
Professional fees ....................................................................................... 9 9 9
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 3 2 1
Total Gross Expenses 195 148 89
Less: Reimbursement from Manager - Class J ......................................................... – 16 25
Less: Reimbursement from Manager - Institutional ................................................... 12 13 11
Less: Reimbursement from Manager - R-6 ............................................................ 7 12 15
Less: Reimbursement from Distributor - Class J ...................................................... 2 1 –
Total Net Expenses 174 106 38
Net Investment Income (Loss) 5,023 2,675 896
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 4,433 2,306 545
Capital gain distributions received from affiliated Funds .............................................. 6,389 3,414 1,163
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (18,783) (9,864) (3,288)
Net Realized and Unrealized Gain (Loss) on investments (7,961) (4,144) (1,580)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (2,938) $ (1,469) $ (684)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income
Fund
Principal LifeTime
Strategic Income
Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 91 $ 4,205 $ 14,036
Total Income 91 4,205 14,036
Expenses:
Distribution f ees - Class A ............................................................................. N/A N/A 46
Distribution f ees - Class J .............................................................................. 1 86 173
Distribution f ees - R-1 ................................................................................. N/A N/A 1
Distribution f ees - R-3 ................................................................................. N/A N/A 27
Distribution f ees - R-4 ................................................................................. N/A N/A 1
Administrative service fees - R-1 ...................................................................... N/A N/A 1
Administrative service fees - R-3 ...................................................................... N/A N/A 7
Administrative service fees - R-5 ...................................................................... N/A N/A 1
Registration fees - Class A ............................................................................. N/A N/A 7
Registration fees - Class J .............................................................................. 7 13 8
Registration fees - Institutional ........................................................................ 7 8 8
Registration fees - R-6 ................................................................................. 8 9 N/A
Service fees - R-1 ...................................................................................... N/A N/A 1
Service fees - R-3 ...................................................................................... N/A N/A 27
Service fees - R-4 ...................................................................................... N/A N/A 1
Service fees - R-5 ...................................................................................... N/A N/A 28
Shareholder reports - Class A .......................................................................... N/A N/A 1
Shareholder reports - Class J ........................................................................... – 1 2
Transfer agent fees - Class A ........................................................................... N/A N/A 12
Transfer agent fees - Class J ........................................................................... 2 (1) 23
Transfer agent fees - Institutional ...................................................................... 1 3 13
Transfer agent fees - R-6 ............................................................................... 1 1 N/A
Directors' expenses ..................................................................................... 3 3 9
Professional fees ....................................................................................... 9 9 10
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 1 2 6
Total Gross Expenses 43 137 416
Less: Reimbursement from Manager - Class J ......................................................... 13 – –
Less: Reimbursement from Manager - Institutional ................................................... 10 10 37
Less: Reimbursement from Manager - R-6 ............................................................ 17 11 N/A
Less: Reimbursement from Distributor - Class J ...................................................... – 2 4
Total Net Expenses 3 114 375
Net Investment Income (Loss) 88 4,091 13,661
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 51 827 (4,782)
Capital gain distributions received from affiliated Funds .............................................. 114 1,335 16,976
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (371) (4,395) (15,928)
Net Realized and Unrealized Gain (Loss) on investments (206) (2,233) (3,734)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (118) $ 1,858 $ 9,927
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Real Estate
Securities Fund
(a),(b)
SAM Balanced
Portfolio
(a),(b)
SAM Conservative
Balanced
Portfolio
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,022 $ 74,371 $ 34,348
Dividends ............................................................................................... 93,720 – –
Interest .................................................................................................. 3 – –
Total Income 95,745 74,371 34,348
Expenses:
Management and investment advisory fees ............................................................ 25,040 6,229 2,488
Distribution f ees - Class A ............................................................................. 238 2,648 636
Distribution f ees - Class C ............................................................................. 76 544 180
Distribution f ees - Class J .............................................................................. 98 1,193 767
Distribution f ees - R-1 ................................................................................. – 1 –
Distribution f ees - R-3 ................................................................................. 37 29 15
Distribution f ees - R-4 ................................................................................. 1 1 1
Administrative service fees - R-3 ...................................................................... 11 8 4
Administrative service fees - R-5 ...................................................................... 4 2 1
Registration fees - Class A ............................................................................. 8 14 10
Registration fees - Class C ............................................................................. 7 8 7
Registration fees - Class J .............................................................................. 8 22 19
Registration fees - Institutional ........................................................................ 34 8 7
Registration fees - R-6 ................................................................................. 14 N/A N/A
Service fees - R-3 ...................................................................................... 37 29 15
Service fees - R-4 ...................................................................................... 2 2 2
Service fees - R-5 ...................................................................................... 101 44 33
Shareholder reports - Class A .......................................................................... 6 31 9
Shareholder reports - Class C .......................................................................... 1 2 1
Shareholder reports - Class J ........................................................................... 3 8 6
Shareholder reports - Institutional ..................................................................... 145 1 –
Shareholder reports - R-6 .............................................................................. 35 N/A N/A
Transfer agent fees - Class A ........................................................................... 124 629 147
Transfer agent fees - Class C ........................................................................... 16 40 12
Transfer agent fees - Class J ........................................................................... 82 109 47
Transfer agent fees - Institutional ...................................................................... 1,811 53 18
Transfer agent fees - R-6 ............................................................................... 99 N/A N/A
Chief compliance officer expenses ..................................................................... 2 1 1
Custodian fees .......................................................................................... 19 2 1
Directors' expenses ..................................................................................... 64 49 21
Professional fees ....................................................................................... 15 13 11
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 34 24 11
Total Gross Expenses 28,175 11,747 4,473
Less: Reimbursement from Manager - Institutional ................................................... 834 – –
Less: Reimbursement from Distributor - Class J ...................................................... 2 27 17
Total Net Expenses 27,339 11,720 4,456
Net Investment Income (Loss) 68,406 62,651 29,892
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 6,585 (265) (74)
Investment transactions in affiliated Funds ............................................................ – 136,485 36,214
Capital gain distributions received from affiliated Funds .............................................. – 137,386 31,491
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (178,547) – –
Investments in affiliated Funds ......................................................................... – (311,272) (76,077)
Net Realized and Unrealized Gain (Loss) on investments (171,962) (37,666) (8,446)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (103,556) $ 24,985 $ 21,446
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Growth Portfolio
(a),(b)
SAM Flexible
Income Portfolio
(a),(b)
SAM Strategic
Growth Portfolio
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 44,291 $ 49,115 $ 28,846
Total Income 44,291 49,115 28,846
Expenses:
Management and investment advisory fees ............................................................ 4,365 3,117 3,083
Distribution f ees - Class A ............................................................................. 2,138 1,110 1,618
Distribution f ees - Class C ............................................................................. 411 325 339
Distribution f ees - Class J .............................................................................. 682 838 376
Distribution f ees - R-3 ................................................................................. 13 4 10
Administrative service fees - R-3 ...................................................................... 4 1 3
Administrative service fees - R-5 ...................................................................... 2 1 2
Registration fees - Class A ............................................................................. 9 11 9
Registration fees - Class C ............................................................................. 7 6 6
Registration fees - Class J .............................................................................. 16 13 11
Registration fees - Institutional ........................................................................ 9 9 8
Service fees - R-3 ...................................................................................... 13 4 10
Service fees - R-4 ...................................................................................... 1 1 1
Service fees - R-5 ...................................................................................... 42 26 39
Shareholder reports - Class A .......................................................................... 25 12 20
Shareholder reports - Class C .......................................................................... 1 2 1
Shareholder reports - Class J ........................................................................... 4 6 2
Shareholder reports - Institutional ..................................................................... 1 1 1
Transfer agent fees - Class A ........................................................................... 489 254 394
Transfer agent fees - Class C ........................................................................... 38 31 29
Transfer agent fees - Class J ........................................................................... 65 43 80
Transfer agent fees - Institutional ...................................................................... 35 37 24
Chief compliance officer expenses ..................................................................... 1 1 1
Custodian fees .......................................................................................... 2 1 1
Directors' expenses ..................................................................................... 35 24 25
Professional fees ....................................................................................... 12 12 11
Technology fees ........................................................................................ 2 3 2
Other expenses ......................................................................................... 17 13 13
Total Gross Expenses 8,439 5,906 6,119
Less: Reimbursement from Distributor - Class J ...................................................... 15 19 8
Total Net Expenses 8,424 5,887 6,111
Net Investment Income (Loss) 35,867 43,228 22,735
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ (217) (94) (213)
Investment transactions in affiliated Funds ............................................................ 99,988 9,062 86,265
Capital gain distributions received from affiliated Funds .............................................. 127,202 25,047 106,670
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (267,439) (43,179) (225,187)
Net Realized and Unrealized Gain (Loss) on investments (40,466) (9,164) (32,465)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (4,599) $ 34,064 $ (9,730)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Short-Term Income
Fund
(a),(b)
SmallCap Fund
(a),(b)
SmallCap Growth
Fund I
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,479 $ 327 $ 1,108
Dividends ............................................................................................... – 12,715 4,534
Withholding tax ........................................................................................ – (59) (16)
Interest .................................................................................................. 66,475 2 32
Securities lending - net .................................................................................
10 34 649
Total Income 68,964 13,019 6,307
Expenses:
Management and investment advisory fees ............................................................ 5,669 7,766 8,885
Distribution f ees - Class A ............................................................................. 235 316 N/A
Distribution f ees - Class C ............................................................................. 72 N/A N/A
Distribution f ees - Class J .............................................................................. 80 139 51
Distribution f ees - R-3 ................................................................................. 13 20 20
Distribution f ees - R-4 ................................................................................. – 2 1
Administrative service fees - R-3 ...................................................................... 4 5 5
Administrative service fees - R-4 ...................................................................... – 1 –
Administrative service fees - R-5 ...................................................................... – 3 1
Registration fees - Class A ............................................................................. 20 9 N/A
Registration fees - Class C ............................................................................. 7 N/A N/A
Registration fees - Class J .............................................................................. 7 9 9
Registration fees - Institutional ........................................................................ 60 63 7
Registration fees - R-6 ................................................................................. N/A 9 10
Service fees - R-3 ...................................................................................... 13 20 20
Service fees - R-4 ...................................................................................... 1 5 1
Service fees - R-5 ...................................................................................... 13 76 37
Shareholder reports - Class A .......................................................................... 7 9 N/A
Shareholder reports - Class C .......................................................................... 1 N/A N/A
Shareholder reports - Class J ........................................................................... 2 3 1
Shareholder reports - Institutional ..................................................................... 29 91 5
Shareholder reports - R-6 .............................................................................. N/A 3 40
Transfer agent fees - Class A ........................................................................... 131 144 N/A
Transfer agent fees - Class C ........................................................................... 6 N/A N/A
Transfer agent fees - Class J ........................................................................... 27 83 34
Transfer agent fees - Institutional ...................................................................... 569 531 52
Transfer agent fees - R-6 ............................................................................... N/A 4 49
Chief compliance officer expenses ..................................................................... 1 1 1
Custodian fees .......................................................................................... 10 14 34
Directors' expenses ..................................................................................... 33 24 24
Professional fees ....................................................................................... 20 14 14
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 16 13 14
Total Gross Expenses 7,049 9,380 9,318
Less: Reimbursement from Manager .................................................................. – – 209
Less: Reimbursement from Manager - Institutional ................................................... – 255 –
Less: Reimbursement from Manager - R-6 ............................................................ N/A – 79
Less: Reimbursement from Distributor - Class J ...................................................... 2 3 1
Total Net Expenses 7,047 9,122 9,029
Net Investment Income (Loss) 61,917 3,897 (2,722)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ (1,828) 68,253 74,812
Futures contracts ....................................................................................... (6,943) – (1,258)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 30,285 (254,406) (282,327)
Futures contracts ....................................................................................... 6,725 – 205
Net Realized and Unrealized Gain (Loss) on investments and futures 28,239 (186,153) (208,568)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 90,156 $ (182,256) $ (211,290)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
SmallCap S&P 600
Index Fund
(a),(b)
SmallCap Value
Fund II
(a),(b)
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 556 $ 827 $ –
Dividends ............................................................................................... 11,246 12,706 10
Withholding tax ........................................................................................ (12) (18) –
Interest .................................................................................................. 40 11 11,742
Securities lending - net .................................................................................
12 65 –
Total Income 11,842 13,591 11,752
Expenses:
Management and investment advisory fees ............................................................ 985 5,004 1,065
Distribution f ees - Class A ............................................................................. N/A N/A 307
Distribution f ees - Class C ............................................................................. N/A N/A 62
Distribution f ees - Class J .............................................................................. 134 16 N/A
Distribution f ees - R-1 ................................................................................. 1 – N/A
Distribution f ees - R-3 ................................................................................. 85 7 N/A
Distribution f ees - R-4 ................................................................................. 2 – N/A
Administrative service fees - R-1 ...................................................................... 1 – N/A
Administrative service fees - R-3 ...................................................................... 24 2 N/A
Administrative service fees - R-5 ...................................................................... 5 – N/A
Registration fees - Class A ............................................................................. N/A N/A 11
Registration fees - Class C ............................................................................. N/A N/A 7
Registration fees - Class J .............................................................................. 10 8 N/A
Registration fees - Institutional ........................................................................ 9 9 12
Registration fees - R-6 ................................................................................. 10 10 N/A
Service fees - R-1 ...................................................................................... 1 – N/A
Service fees - R-3 ...................................................................................... 85 7 N/A
Service fees - R-4 ...................................................................................... 4 1 N/A
Service fees - R-5 ...................................................................................... 131 11 N/A
Shareholder reports - Class A .......................................................................... N/A N/A 2
Shareholder reports - Class J ........................................................................... 1 – N/A
Shareholder reports - Institutional ..................................................................... 6 8 3
Shareholder reports - R-6 .............................................................................. 2 17 N/A
Transfer agent fees - Class A ........................................................................... N/A N/A 62
Transfer agent fees - Class C ........................................................................... N/A N/A 6
Transfer agent fees - Class J ........................................................................... 70 11 N/A
Transfer agent fees - Institutional ...................................................................... 84 86 160
Transfer agent fees - R-6 ............................................................................... 6 119 N/A
Custodian fees .......................................................................................... 8 31 –
Directors' expenses ..................................................................................... 14 14 7
Interest expense and fees ............................................................................... – – 473
Professional fees ....................................................................................... 12 14 21
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 14 10 12
Total Gross Expenses 1,707 5,388 2,213
Less: Reimbursement from Manager .................................................................. – 112 –
Less: Reimbursement from Manager - Institutional ................................................... 48 64 122
Less: Reimbursement from Manager - R-6 ............................................................ – 121 N/A
Less: Reimbursement from Distributor - Class J ...................................................... 3 – N/A
Total Net Expenses 1,656 5,091 2,091
Net Investment Income (Loss) 10,186 8,500 9,661
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 40,213 34,266 (2,751)
Futures contracts ....................................................................................... (3,361) (1,234) –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (207,492) (161,298) (11,919)
Futures contracts ....................................................................................... (588) 265 –
Net Realized and Unrealized Gain (Loss) on investments and futures (171,228) (128,001) (14,670)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (161,042) $ (119,501) $ (5,009)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands California Municipal Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 10,466 $ 18,920
Net realized gain (loss) on investments ...................................................................................................... (4,834) (4,887)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(10,837) 38,775
Net Increase (Decrease) in Net Assets Resulting from Operations (5,205) 52,808
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (10,364) (18,881)
Total Dividends and Distributions (10,364) (18,881)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
6,805 31,476
Total Increase (Decrease) in Net Assets (8,764) 65,403
Net Assets
Beginning of period ..........................................................................................................................
623,757 558,354
End of period ................................................................................................................................
$ 614,993 $ 623,757
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 39,567 $ 701 $ 53,841
Reinvested .................................................................................... 4,842 232 4,303
Redeemed .....................................................................................
(37,114) (3,451) (56,116)
Net Increase (Decrease)
$ 7,295 $ (2,518) $ 2,028
Shares:
Sold ......................................................................................... 4,038 70 5,493
Reinvested .................................................................................... 494 24 438
Redeemed .....................................................................................
(3,785) (351) (5,715)
Net Increase (Decrease)
747 (257) 216
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 91,081 $ 5,736 $ 106,290
Reinvested .................................................................................... 8,900 440 7,920
Redeemed .....................................................................................
(96,075) (8,163) (84,653)
Net Increase (Decrease)
$ 3,906 $ (1,987) $ 29,557
Shares:
Sold ......................................................................................... 9,244 580 10,846
Reinvested .................................................................................... 903 45 803
Redeemed .....................................................................................
(9,768) (828) (8,616)
Net Increase (Decrease)
379 (203) 3,033
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (5,265) $ (235) $ (4,864)
Total Dividends and Distributions
$ (5,265) $ (235) $ (4,864)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9,551) $ (447) $ (8,883)
Total Dividends and Distributions
$ (9,551) $ (447) $ (8,883)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 185,290 $ 350,342
Net realized gain (loss) on investments and futures ......................................................................................... (72,531) (22,422)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
128,742 746,991
Net Increase (Decrease) in Net Assets Resulting from Operations 241,501 1,074,911
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (195,504) (374,771)
Total Dividends and Distributions (195,504) (374,771)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(179,758) 484,688
Total Increase (Decrease) in Net Assets (133,761) 1,184,828
Net Assets
Beginning of period ..........................................................................................................................
10,841,473 9,656,645
End of period ................................................................................................................................
$ 10,707,712 $ 10,841,473
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 11,899 $ 11,933 $ 101,062 $ 2 $ 8,986 $ 49 $ 8,204 $ 590,398
Reinvested ............................... 3,199 1,357 9,648 – 213 – 353 180,160
Redeemed ................................
(23,346) (16,007) (90,712) (5,753) (2,360) (4,438) (3,246) (961,359)
Net Increase (Decrease)
$ (8,248) $ (2,717) $ 19,998 $ (5,751) $ 6,839 $ (4,389) $ 5,311 $ (190,801)
Shares:
Sold .................................... 1,401 1,394 11,855 – 1,054 6 964 69,038
Reinvested ............................... 375 159 1,127 – 25 – 41 21,066
Redeemed ................................
(2,747) (1,880) (10,646) (676) (276) (520) (382) (112,955)
Net Increase (Decrease)
(971) (327) 2,336 (676) 803 (514) 623 (22,851)
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 32,196 $ 13,996 $ 396,903 $ 288 $ 2,426 $ 1,427 $ 4,231 $ 2,097,140
Reinvested ............................... 6,355 2,754 23,878 165 281 116 609 339,889
Redeemed ................................
(46,672) (19,084) (709,915) (1,394) (3,274) (502) (9,021) (1,648,104)
Net Increase (Decrease)
$ (8,121) $ (2,334) $ (289,134) $ (941) $ (567) $ 1,041 $ (4,181) $ 788,925
Shares:
Sold .................................... 3,774 1,638 46,777 35 284 169 498 247,588
Reinvested ............................... 748 323 2,803 19 33 14 72 39,909
Redeemed ................................
(5,515) (2,242) (84,619) (164) (382) (60) (1,059) (193,865)
Net Increase (Decrease)
(993) (281) (35,039) (110) (65) 123 (489) 93,632
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (3,341) $ (1,376) $ (9,888) $ (9) $ (213) $ (9) $ (353) $ (180,315)
Total Dividends and Distributions
$ (3,341) $ (1,376) $ (9,888) $ (9) $ (213) $ (9) $ (353) $ (180,315)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (6,616) $ (2,779) $ (24,193) $ (166) $ (282) $ (116) $ (609) $ (340,010)
Total Dividends and Distributions
$ (6,616) $ (2,779) $ (24,193) $ (166) $ (282) $ (116) $ (609) $ (340,010)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 12,171 $ 22,898
Net realized gain (loss) on investments , futures and swap agreements ...................................................................... (11,335) (12,793)
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .......................................
10,466 48,358
Net Increase (Decrease) in Net Assets Resulting from Operations 11,302 58,463
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (12,438) (22,482)
Total Dividends and Distributions (12,438) (22,482)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(10,839) (37,668)
Total Increase (Decrease) in Net Assets (11,975) (1,687)
Net Assets
Beginning of period ..........................................................................................................................
548,704 550,391
End of period ................................................................................................................................
$ 536,729 $ 548,704
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 3,838 $ 5,102 $ 38,731 $ 18 $ 4,859 $ 26 $ 8,537
Reinvested .......................................... 1,367 2,038 7,914 – 332 – 718
Redeemed ...........................................
(5,063) (7,798) (35,487) (2,927) (2,825) (3,964) (26,255)
Net Increase (Decrease)
$ 142 $ (658) $ 11,158 $ (2,909) $ 2,366 $ (3,938) $ (17,000)
Shares:
Sold ............................................... 426 561 4,292 2 545 3 955
Reinvested .......................................... 152 225 881 – 37 – 80
Redeemed ...........................................
(562) (857) (3,941) (325) (317) (433) (2,914)
Net Increase (Decrease)
16 (71) 1,232 (323) 265 (430) (1,879)
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 4,785 $ 6,876 $ 66,089 $ 847 $ 3,832 $ 1,480 $ 6,324
Reinvested .......................................... 2,443 3,628 14,016 109 546 136 1,517
Redeemed ...........................................
(12,706) (15,240) (101,357) (1,042) (6,697) (2,328) (10,926)
Net Increase (Decrease)
$ (5,478) $ (4,736) $ (21,252) $ (86) $ (2,319) $ (712) $ (3,085)
Shares:
Sold ............................................... 523 742 7,281 93 425 160 701
Reinvested .......................................... 269 396 1,545 12 61 15 168
Redeemed ...........................................
(1,399) (1,662) (11,140) (115) (743) (256) (1,208)
Net Increase (Decrease)
(607) (524) (2,314) (10) (257) (81) (339)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (1,402) $ (2,046) $ (7,917) $ (10) $ (332) $ (13) $ (718)
Total Dividends and Distributions
$ (1,402) $ (2,046) $ (7,917) $ (10) $ (332) $ (13) $ (718)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (2,507) $ (3,643) $ (14,024) $ (109) $ (546) $ (136) $ (1,517)
Total Dividends and Distributions
$ (2,507) $ (3,643) $ (14,024) $ (109) $ (546) $ (136) $ (1,517)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 77,687 $ 168,061
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (3,789) (79,224)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................................
(29,577) 245,554
Net Increase (Decrease) in Net Assets Resulting from Operations 44,321 334,391
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (77,877) (171,369)
Total Dividends and Distributions (77,877) (171,369)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(114,737) (193,538)
Total Increase (Decrease) in Net Assets (148,293) (30,516)
Net Assets
Beginning of period ..........................................................................................................................
2,607,340 2,637,856
End of period ................................................................................................................................
$ 2,459,047 $ 2,607,340
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold .............................................................................. $ 33,798 $ 4,098 $ 164,155 $ 10,677
Reinvested ......................................................................... 24,424 2,950 37,742 3,066
Redeemed ..........................................................................
(117,517) (31,305) (224,348) (22,477)
Net Increase (Decrease)
$ (59,295) $ (24,257) $ (22,451) $ (8,734)
Shares:
Sold .............................................................................. 2,838 346 13,887 902
Reinvested ......................................................................... 2,056 250 3,198 260
Redeemed ..........................................................................
(9,862) (2,647) (18,982) (1,900)
Net Increase (Decrease)
(4,968) (2,051) (1,897) (738)
Year Ended October 31, 2024
Dollars:
Sold .............................................................................. $ 83,858 $ 16,420 $ 348,708 $ 57,181
Reinvested ......................................................................... 55,781 8,070 78,259 8,058
Redeemed ..........................................................................
(256,402) (71,877) (449,205) (72,389)
Net Increase (Decrease)
$ (116,763) $ (47,387) $ (22,238) $ (7,150)
Shares:
Sold .............................................................................. 7,031 1,387 29,487 4,840
Reinvested ......................................................................... 4,685 682 6,614 681
Redeemed ..........................................................................
(21,531) (6,070) (38,009) (6,063)
Net Increase (Decrease)
(9,815) (4,001) (1,908) (542)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments .................................. $ (27,753) $ (3,059) $ (43,915) $ (3,150)
Total Dividends and Distributions
$ (27,753) $ (3,059) $ (43,915) $ (3,150)
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................. $ (63,336) $ (8,378) $ (91,504) $ (8,151)
Total Dividends and Distributions
$ (63,336) $ (8,378) $ (91,504) $ (8,151)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 16,079 $ 97,667
Net realized gain (loss) on investments and foreign currencies ............................................................................. 1,114,633 283,333
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
(776,365) 618,245
Net Increase (Decrease) in Net Assets Resulting from Operations 354,347 999,245
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (353,815) (128,703)
Total Dividends and Distributions (353,815) (128,703)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(5,689,720) 1,415,679
Total Increase (Decrease) in Net Assets (5,689,188) 2,286,221
Net Assets
Beginning of period ..........................................................................................................................
6,764,887 4,478,666
End of period ................................................................................................................................
$ 1,075,699 $ 6,764,887
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 7,283 $ 9,291 $ 23,163 $ 17 $ 4,178 $ 49 $ 7,360 $ 134,424
Reinvested ............................... 9,467 7,525 9,377 – 557 – 1,164 323,836
Redeemed ................................
(18,010) (13,882) (88,616) (1,912) (2,474) (5,792) (4,656) (6,092,069)
Net Increase (Decrease)
$ (1,260) $ 2,934 $ (56,076) $ (1,895) $ 2,261 $ (5,743) $ 3,868 $ (5,633,809)
Shares:
Sold .................................... 525 666 1,664 1 300 3 520 9,717
Reinvested ............................... 692 560 691 – 41 – 84 23,904
Redeemed ................................
(1,284) (1,011) (6,306) (137) (177) (407) (327) (433,011)
Net Increase (Decrease)
(67) 215 (3,951) (136) 164 (404) 277 (399,390)
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 11,079 $ 7,560 $ 59,239 $ 295 $ 1,598 $ 1,150 $ 2,823 $ 2,236,941
Reinvested ............................... 4,189 3,386 10,395 36 227 133 458 109,044
Redeemed ................................
(29,761) (18,765) (324,341) (659) (3,036) (1,893) (6,311) (648,108)
Net Increase (Decrease)
$ (14,493) $ (7,819) $ (254,707) $ (328) $ (1,211) $ (610) $ (3,030) $ 1,697,877
Shares:
Sold .................................... 802 560 4,316 21 117 82 201 158,452
Reinvested ............................... 318 261 795 3 17 10 34 8,343
Redeemed ................................
(2,145) (1,376) (24,047) (46) (221) (134) (449) (46,970)
Net Increase (Decrease)
(1,025) (555) (18,936) (22) (87) (42) (214) 119,825
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (10,579) $ (7,533) $ (9,396) $ – $ (560) $ – $ (1,165) $ (324,582)
Total Dividends and Distributions
$ (10,579) $ (7,533) $ (9,396) $ – $ (560) $ – $ (1,165) $ (324,582)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (4,659) $ (3,391) $ (10,408) $ (36) $ (229) $ (133) $ (458) $ (109,389)
Total Dividends and Distributions
$ (4,659) $ (3,391) $ (10,408) $ (36) $ (229) $ (133) $ (458) $ (109,389)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 77,015 $ 171,216
Net realized gain (loss) on investments and foreign currencies ............................................................................. 582,178 820,435
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
(898,584) 1,496,312
Net Increase (Decrease) in Net Assets Resulting from Operations (239,391) 2,487,963
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (838,254) (225,795)
Total Dividends and Distributions (838,254) (225,795)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
177,634 (1,054,785)
Total Increase (Decrease) in Net Assets (900,011) 1,207,383
Net Assets
Beginning of period ..........................................................................................................................
9,053,337 7,845,954
End of period ................................................................................................................................
$ 8,153,326 $ 9,053,337
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 30,509 $ 3,919 $ 4,822 $ 339,157 $ 2 $ 2,575 $ 214 $ 38,629
Reinvested ............................... 115,613 6,509 8,317 678,190 – 2,655 – 14,871
Redeemed ................................
(128,293) (13,843) (8,854) (873,129) (965) (4,211) (30,030) (9,023)
Net Increase (Decrease)
$ 17,829 $ (3,415) $ 4,285 $ 144,218 $ (963) $ 1,019 $ (29,816) $ 44,477
Shares:
Sold .................................... 758 103 120 8,760 – 62 4 880
Reinvested ............................... 2,859 167 205 16,745 – 66 – 368
Redeemed ................................
(3,174) (360) (222) (21,490) (21) (105) (664) (224)
Net Increase (Decrease)
443 (90) 103 4,015 (21) 23 (660) 1,024
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 55,491 $ 4,838 $ 7,469 $ 690,916 $ 181 $ 4,771 $ 4,804 $ 11,129
Reinvested ............................... 27,453 1,204 1,966 187,492 20 606 593 3,324
Redeemed ................................
(180,359) (24,389) (11,498) (1,776,734) (698) (9,460) (5,546) (48,358)
Net Increase (Decrease)
$ (97,415) $ (18,347) $ (2,063) $ (898,326) $ (497) $ (4,083) $ (149) $ (33,905)
Shares:
Sold .................................... 1,415 129 186 17,384 4 122 123 286
Reinvested ............................... 707 33 50 4,807 1 16 15 86
Redeemed ................................
(4,593) (640) (290) (44,966) (18) (241) (140) (1,217)
Net Increase (Decrease)
(2,471) (478) (54) (22,775) (13) (103) (2) (845)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (119,505) $ (6,799) $ (8,329) $ (686,035) $ – $ (2,715) $ – $ (14,871)
Total Dividends and Distributions
$ (119,505) $ (6,799) $ (8,329) $ (686,035) $ – $ (2,715) $ – $ (14,871)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (28,403) $ (1,293) $ (1,971) $ (189,578) $ (20) $ (613) $ (593) $ (3,324)
Total Dividends and Distributions
$ (28,403) $ (1,293) $ (1,971) $ (189,578) $ (20) $ (613) $ (593) $ (3,324)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 24,984 $ 45,040
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ................................................. (2,081) 20,275
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ..................
4,931 13,257
Net Increase (Decrease) in Net Assets Resulting from Operations 27,834 78,572
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (24,172) (40,611)
Total Dividends and Distributions (24,172) (40,611)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(10,359) 174,953
Total Increase (Decrease) in Net Assets (6,697) 212,914
Net Assets
Beginning of period ..........................................................................................................................
660,597 447,683
End of period ................................................................................................................................
$ 653,900 $ 660,597
Institutional
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold .............................................................................................................. $ 73,638
Reinvested ......................................................................................................... 24,102
Redeemed ..........................................................................................................
(108,099)
Net Increase (Decrease)
$ (10,359)
Shares:
Sold .............................................................................................................. 8,193
Reinvested ......................................................................................................... 2,695
Redeemed ..........................................................................................................
(12,196)
Net Increase (Decrease)
(1,308)
Year Ended October 31, 2024
Dollars:
Sold .............................................................................................................. $ 284,865
Reinvested ......................................................................................................... 40,595
Redeemed ..........................................................................................................
(150,507)
Net Increase (Decrease)
$ 174,953
Shares:
Sold .............................................................................................................. 32,169
Reinvested ......................................................................................................... 4,617
Redeemed ..........................................................................................................
(17,098)
Net Increase (Decrease)
19,688
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments .................................................................. $ (24,172)
Total Dividends and Distributions
$ (24,172)
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (40,611)
Total Dividends and Distributions
$ (40,611)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Emerging Markets Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 9,811 $ 3,225
Net realized gain (loss) on investments and foreign currencies ............................................................................. 6,156 903
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
12,302 (2,191)
Net Increase (Decrease) in Net Assets Resulting from Operations 28,269 1,937
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (7,659) (4,815)
Total Dividends and Distributions (7,659) (4,815)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
100,032 2,211,651
Total Increase (Decrease) in Net Assets 120,642 2,208,773
Net Assets
Beginning of period ..........................................................................................................................
2,421,190 212,417
End of period ................................................................................................................................
$ 2,541,832 $ 2,421,190
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 2,556 $ 3,009 $ 9,654 $ 8 $ 1,739 $ 14 $ 2,093 $ 207,524
Reinvested ............................... – 49 93 – – – 6 7,507
Redeemed ................................
(6,077) (5,716) (4,369) (1,223) (848) (1,786) (828) (113,373)
Net Increase (Decrease)
$ (3,521) $ (2,658) $ 5,378 $ (1,215) $ 891 $ (1,772) $ 1,271 $ 101,658
Shares:
Sold .................................... 96 116 366 – 66 – 79 7,798
Reinvested ............................... – 2 4 – – – – 290
Redeemed ................................
(228) (225) (166) (47) (32) (68) (31) (4,323)
Net Increase (Decrease)
(132) (107) 204 (47) 34 (68) 48 3,765
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 2,907 $ 2,075 $ 36,720 $ 167 $ 600 $ 253 $ 634 $ 2,292,913
Reinvested ............................... 1,244 1,480 1,758 16 76 33 55 138
Redeemed ................................
(11,360) (9,465) (81,174) (227) (1,770) (897) (3,025) (21,500)
Net Increase (Decrease)
$ (7,209) $ (5,910) $ (42,696) $ (44) $ (1,094) $ (611) $ (2,336) $ 2,271,551
Shares:
Sold .................................... 113 84 1,410 6 24 11 26 84,794
Reinvested ............................... 51 64 73 1 3 1 2 6
Redeemed ................................
(445) (386) (3,280) (9) (70) (37) (123) (806)
Net Increase (Decrease)
(281) (238) (1,797) (2) (43) (25) (95) 83,994
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ – $ (49) $ (93) $ – $ – $ – $ (6) $ (7,511)
Total Dividends and Distributions
$ – $ (49) $ (93) $ – $ – $ – $ (6) $ (7,511)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (1,254) $ (1,481) $ (1,762) $ (16) $ (76) $ (33) $ (55) $ (138)
Total Dividends and Distributions
$ (1,254) $ (1,481) $ (1,762) $ (16) $ (76) $ (33) $ (55) $ (138)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Period Ended
April 30, 2025
(a)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 19,367 $ 43,862
Net realized gain (loss) on investments and foreign currencies ............................................................................. (14,330) 36,459
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
(45,330) 384,918
Net Increase (Decrease) in Net Assets Resulting from Operations (40,293) 465,239
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (43,459) (52,899)
Total Dividends and Distributions (43,459) (52,899)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(54,544) (381,271)
Total Increase (Decrease) in Net Assets (138,296) 31,069
Net Assets
Beginning of period ..........................................................................................................................
1,834,995 1,803,926
End of period ................................................................................................................................
$ 1,696,699 $ 1,834,995
Class A Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a)
Dollars:
Sold ......................................................... $ 3,885 $ 117,517 $ 161 $ 3 $ 1,721 $ 62,810
Reinvested .................................................... 1,152 22,293 40 – 208 17,424
Redeemed .....................................................
(10,236) (188,702) (1,309) (695) (608) (80,208)
Net Increase (Decrease)
$ (5,199) $ (48,892) $ (1,108) $ (692) $ 1,321 $ 26
Shares:
Sold ......................................................... 451 12,614 17 – 181 6,710
Reinvested .................................................... 138 2,444 4 – 23 1,911
Redeemed .....................................................
(1,176) (20,393) (145) (71) (65) (8,625)
Net Increase (Decrease)
(587) (5,335) (124) (71) 139 (4)
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 9,037 $ 201,079 $ 1,429 $ 106 $ 1,671 $ 103,392
Reinvested .................................................... 1,420 30,115 19 16 185 18,541
Redeemed .....................................................
(19,989) (519,312) (434) (194) (1,480) (206,872)
Net Increase (Decrease)
$ (9,532) $ (288,118) $ 1,014 $ (72) $ 376 $ (84,939)
Shares:
Sold ......................................................... 1,052 22,138 142 12 186 11,389
Reinvested .................................................... 166 3,231 2 2 20 1,989
Redeemed .....................................................
(2,389) (57,479) (47) (21) (157) (22,641)
Net Increase (Decrease)
(1,171) (32,110) 97 (7) 49 (9,263)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a)
From net investment income and net realized gain on investments ............. $ (1,210) $ (24,167) $ (40) $ – $ (208) $ (17,834)
Total Dividends and Distributions
$ (1,210) $ (24,167) $ (40) $ – $ (208) $ (17,834)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (1,491) $ (32,215) $ (19) $ (16) $ (185) $ (18,973)
Total Dividends and Distributions
$ (1,491) $ (32,215) $ (19) $ (16) $ (185) $ (18,973)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 11,544 $ 19,378
Net realized gain (loss) on investments and futures ......................................................................................... (15,508) (12,289)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
22,627 60,548
Net Increase (Decrease) in Net Assets Resulting from Operations 18,663 67,637
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (11,373) (19,762)
Total Dividends and Distributions (11,373) (19,762)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(27,461) (5,045)
Total Increase (Decrease) in Net Assets (20,171) 42,830
Net Assets
Beginning of period ..........................................................................................................................
665,009 622,179
End of period ................................................................................................................................
$ 644,838 $ 665,009
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 5,613 $ 8,590 $ 24,092 $ 1 $ 995 $ 8 $ 3,338
Reinvested .......................................... 2,231 1,062 7,815 – 49 – 120
Redeemed ...........................................
(12,213) (9,759) (54,901) (468) (373) (1,903) (1,758)
Net Increase (Decrease)
$ (4,369) $ (107) $ (22,994) $ (467) $ 671 $ (1,895) $ 1,700
Shares:
Sold ............................................... 628 957 2,705 – 112 1 374
Reinvested .......................................... 250 119 874 – 5 – 13
Redeemed ...........................................
(1,373) (1,094) (6,173) (53) (42) (214) (197)
Net Increase (Decrease)
(495) (18) (2,594) (53) 75 (213) 190
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 7,111 $ 6,562 $ 88,334 $ 47 $ 711 $ 404 $ 795
Reinvested .......................................... 3,987 1,895 13,379 11 76 49 200
Redeemed ...........................................
(26,197) (13,819) (82,223) (145) (1,312) (620) (4,290)
Net Increase (Decrease)
$ (15,099) $ (5,362) $ 19,490 $ (87) $ (525) $ (167) $ (3,295)
Shares:
Sold ............................................... 801 726 9,964 6 80 45 90
Reinvested .......................................... 449 213 1,503 1 9 6 22
Redeemed ...........................................
(2,960) (1,557) (9,233) (16) (148) (73) (484)
Net Increase (Decrease)
(1,710) (618) 2,234 (9) (59) (22) (372)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (2,305) $ (1,071) $ (7,822) $ (1) $ (50) $ (4) $ (120)
Total Dividends and Distributions
$ (2,305) $ (1,071) $ (7,822) $ (1) $ (50) $ (4) $ (120)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,126) $ (1,908) $ (13,389) $ (11) $ (78) $ (50) $ (200)
Total Dividends and Distributions
$ (4,126) $ (1,908) $ (13,389) $ (11) $ (78) $ (50) $ (200)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government Money Market Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 80,728 $ 163,774
Net realized gain (loss) on investments ...................................................................................................... – –
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 80,728 163,774
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (80,728) (163,774)
Total Dividends and Distributions (80,728) (163,774)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,093,144 967,198
Total Increase (Decrease) in Net Assets 1,093,144 967,198
Net Assets
Beginning of period ..........................................................................................................................
3,742,025 2,774,827
End of period ................................................................................................................................
$ 4,835,169 $ 3,742,025
Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ................................................................................................... $ 1,214,224 $ 21,398,360
Reinvested .............................................................................................. – 4,690
Redeemed ...............................................................................................
(1,059,093) (20,465,037)
Net Increase (Decrease)
$ 155,131 $ 938,013
Shares:
Sold ................................................................................................... 1,214,224 21,398,360
Reinvested .............................................................................................. – 4,690
Redeemed ...............................................................................................
(1,059,093) (20,465,037)
Net Increase (Decrease)
155,131 938,013
Year Ended October 31, 2024
Dollars:
Sold ................................................................................................... $ 1,490,548 $ 47,269,397
Reinvested .............................................................................................. 3 4,193
Redeemed ...............................................................................................
(1,329,698) (46,467,245)
Net Increase (Decrease)
$ 160,853 $ 806,345
Shares:
Sold ................................................................................................... 1,490,548 47,269,397
Reinvested .............................................................................................. 3 4,193
Redeemed ...............................................................................................
(1,329,698) (46,467,245)
Net Increase (Decrease)
160,853 806,345
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ....................................................... $ (8,988) $ (71,740)
Total Dividends and Distributions
$ (8,988) $ (71,740)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (13,846) $ (149,928)
Total Dividends and Distributions
$ (13,846) $ (149,928)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Yield Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 198,057 $ 184,637
Net realized gain (loss) on investments and foreign currencies ............................................................................. (23,946) (28,848)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
(122,778) 203,692
Net Increase (Decrease) in Net Assets Resulting from Operations 51,333 359,481
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (202,124) (186,299)
Total Dividends and Distributions (202,124) (186,299)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
392,711 3,363,425
Total Increase (Decrease) in Net Assets 241,920 3,536,607
Net Assets
Beginning of period ..........................................................................................................................
5,850,503 2,313,896
End of period ................................................................................................................................
$ 6,092,423 $ 5,850,503
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold .............................................................................. $ 98,624 $ 2,116 $ 308,660 $ 862,280
Issued in acquisitions .................................................................. N/A N/A 505,624 N/A
Reinvested ......................................................................... 12,193 638 43,878 140,377
Redeemed ..........................................................................
(129,231) (4,652) (734,067) (713,729)
Net Increase (Decrease)
$ (18,414) $ (1,898) $ 124,095 $ 288,928
Shares:
Sold .............................................................................. 14,488 307 46,375 127,905
Issued in acquisitions .................................................................. N/A N/A 74,707 N/A
Reinvested ......................................................................... 1,797 93 6,537 20,916
Redeemed ..........................................................................
(19,024) (676) (109,441) (106,611)
Net Increase (Decrease)
(2,739) (276) 18,178 42,210
Year Ended October 31, 2024
Dollars:
Sold .............................................................................. $ 179,731 $ 4,085 $ 353,964 $ 3,580,232
Reinvested ......................................................................... 24,587 1,473 82,990 67,494
Redeemed ..........................................................................
(230,309) (12,646) (360,074) (328,102)
Net Increase (Decrease)
$ (25,991) $ (7,088) $ 76,880 $ 3,319,624
Shares:
Sold .............................................................................. 26,757 597 53,569 527,397
Reinvested ......................................................................... 3,648 216 12,431 10,063
Redeemed ..........................................................................
(34,361) (1,853) (54,174) (48,882)
Net Increase (Decrease)
(3,956) (1,040) 11,826 488,578
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments .................................. $ (13,314) $ (644) $ (45,804) $ (142,362)
Total Dividends and Distributions
$ (13,314) $ (644) $ (45,804) $ (142,362)
Year Ended October 31, 2024
From net investment income and net realized gain on investments .................................. $ (26,086) $ (1,489) $ (87,201) $ (71,523)
Total Dividends and Distributions
$ (26,086) $ (1,489) $ (87,201) $ (71,523)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 46,705 $ 63,471
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (21,299) (51,949)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .............................................................................................................................
36,182 120,057
Net Increase (Decrease) in Net Assets Resulting from Operations 61,588 131,579
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (71,833) (53,740)
Total Dividends and Distributions (71,833) (53,740)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
81,125 689,127
Total Increase (Decrease) in Net Assets 70,880 766,966
Net Assets
Beginning of period ..........................................................................................................................
2,238,938 1,471,972
End of period ................................................................................................................................
$ 2,309,818 $ 2,238,938
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 3,242 $ 218,264 $ 2 $ 1,171 $ 93 $ 1,714
Reinvested .................................................... 340 71,254 – 142 – 95
Redeemed .....................................................
(1,673) (210,047) (510) (794) (1,851) (317)
Net Increase (Decrease)
$ 1,909 $ 79,471 $ (508) $ 519 $ (1,758) $ 1,492
Shares:
Sold ......................................................... 445 28,267 – 159 12 225
Reinvested .................................................... 48 9,488 – 20 – 13
Redeemed .....................................................
(230) (27,171) (71) (108) (244) (42)
Net Increase (Decrease)
263 10,584 (71) 71 (232) 196
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 2,333 $ 1,001,932 $ 344 $ 1,406 $ 873 $ 195
Reinvested .................................................... 488 52,998 20 154 25 55
Redeemed .....................................................
(5,827) (360,780) (551) (1,802) (577) (2,159)
Net Increase (Decrease)
$ (3,006) $ 694,150 $ (187) $ (242) $ 321 $ (1,909)
Shares:
Sold ......................................................... 320 129,243 48 191 117 26
Reinvested .................................................... 67 6,883 3 21 3 7
Redeemed .....................................................
(804) (46,546) (77) (247) (76) (285)
Net Increase (Decrease)
(417) 89,580 (26) (35) 44 (252)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (342) $ (71,254) $ – $ (142) $ – $ (95)
Total Dividends and Distributions
$ (342) $ (71,254) $ – $ (142) $ – $ (95)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (488) $ (52,998) $ (20) $ (154) $ (25) $ (55)
Total Dividends and Distributions
$ (488) $ (52,998) $ (20) $ (154) $ (25) $ (55)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Equity Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 43,817 $ 6,295
Net realized gain (loss) on investments and foreign currencies ............................................................................. (25,416) 58,462
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
10,141 2,722
Net Increase (Decrease) in Net Assets Resulting from Operations 28,542 67,479
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (28,168) (9,044)
Total Dividends and Distributions (28,168) (9,044)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
5,216,940 (100,201)
Total Increase (Decrease) in Net Assets 5,217,314 (41,766)
Net Assets
Beginning of period ..........................................................................................................................
231,700 273,466
End of period ................................................................................................................................
$ 5,449,014 $ 231,700
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 5,208 $ 12 $ 1,533 $ 1 $ 495 $ 5,316,055
Reinvested .................................................... 2,192 – 302 – 336 20,512
Redeemed .....................................................
(6,543) (1,329) (503) (297) (187) (120,847)
Net Increase (Decrease)
$ 857 $ (1,317) $ 1,332 $ (296) $ 644 $ 5,215,720
Shares:
Sold ......................................................... 371 1 107 – 35 387,207
Reinvested .................................................... 169 – 23 – 26 1,584
Redeemed .....................................................
(488) (93) (37) (21) (13) (9,057)
Net Increase (Decrease)
52 (92) 93 (21) 48 379,734
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 10,079 $ 159 $ 144 $ 18 $ 254 $ 66,233
Reinvested .................................................... 2,819 27 25 8 64 4,791
Redeemed .....................................................
(99,235) (134) (235) (74) (368) (84,776)
Net Increase (Decrease)
$ (86,337) $ 52 $ (66) $ (48) $ (50) $ (13,752)
Shares:
Sold ......................................................... 724 11 10 1 18 4,775
Reinvested .................................................... 212 2 2 1 5 361
Redeemed .....................................................
(7,063) (9) (17) (5) (26) (5,929)
Net Increase (Decrease)
(6,127) 4 (5) (3) (3) (793)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (2,387) $ – $ (302) $ – $ (336) $ (25,143)
Total Dividends and Distributions
$ (2,387) $ – $ (302) $ – $ (336) $ (25,143)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2,874) $ (27) $ (25) $ (8) $ (64) $ (6,046)
Total Dividends and Distributions
$ (2,874) $ (27) $ (25) $ (8) $ (64) $ (6,046)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ (3,009) $ 3,598
Net realized gain (loss) on investments and futures ......................................................................................... 947,595 2,999,291
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(1,045,979) 589,369
Net Increase (Decrease) in Net Assets Resulting from Operations (101,393) 3,592,258
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,570,708) (693,832)
Total Dividends and Distributions (2,570,708) (693,832)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,000,538 (3,309,854)
Total Increase (Decrease) in Net Assets (1,671,563) (411,428)
Net Assets
Beginning of period ..........................................................................................................................
10,072,457 10,483,885
End of period ................................................................................................................................
$ 8,400,894 $ 10,072,457
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 8,661 $ 19,739 $ 307,678 $ 53 $ 15,215 $ 336 $ 54,675 $ 138,924
Reinvested ............................... 141,347 153,108 229,688 – 24,850 – 46,672 1,967,013
Redeemed ................................
(41,662) (49,378) (437,782) (11,147) (18,235) (45,583) (35,088) (1,468,546)
Net Increase (Decrease)
$ 108,346 $ 123,469 $ 99,584 $ (11,094) $ 21,830 $ (45,247) $ 66,259 $ 637,391
Shares:
Sold .................................... 564 1,799 14,101 3 943 18 2,899 8,216
Reinvested ............................... 9,436 15,512 13,862 – 1,986 – 3,122 118,210
Redeemed ................................
(2,657) (4,711) (26,197) (718) (1,417) (2,435) (2,294) (83,134)
Net Increase (Decrease)
7,343 12,600 1,766 (715) 1,512 (2,417) 3,727 43,292
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 21,554 $ 50,299 $ 122,781 $ 1,024 $ 9,670 $ 10,086 $ 12,122 $ 535,474
Reinvested ............................... 29,057 29,333 161,110 817 5,083 3,615 10,181 452,427
Redeemed ................................
(71,700) (68,361) (2,563,754) (2,884) (25,431) (30,965) (76,700) (1,924,692)
Net Increase (Decrease)
$ (21,089) $ 11,271 $ (2,279,863) $ (1,043) $ (10,678) $ (17,264) $ (54,397) $ (936,791)
Shares:
Sold .................................... 1,235 3,801 6,658 76 624 634 698 27,504
Reinvested ............................... 1,829 2,473 9,421 67 364 246 642 26,396
Redeemed ................................
(4,040) (5,149) (141,759) (208) (1,626) (1,882) (4,461) (100,498)
Net Increase (Decrease)
(976) 1,125 (125,680) (65) (638) (1,002) (3,121) (46,598)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (143,325) $ (153,333) $ (234,714) $ – $ (24,893) $ – $ (46,672) $ (1,967,771)
Total Dividends and Distributions
$ (143,325) $ (153,333) $ (234,714) $ – $ (24,893) $ – $ (46,672) $ (1,967,771)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (29,506) $ (29,394) $ (162,746) $ (817) $ (5,124) $ (3,615) $ (10,181) $ (452,449)
Total Dividends and Distributions
$ (29,506) $ (29,394) $ (162,746) $ (817) $ (5,124) $ (3,615) $ (10,181) $ (452,449)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 56,938 $ 102,062
Net realized gain (loss) on investments and futures ......................................................................................... 20,276 140,516
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(237,934) 2,065,437
Net Increase (Decrease) in Net Assets Resulting from Operations (160,720) 2,308,015
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (236,606) (279,092)
Total Dividends and Distributions (236,606) (279,092)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
225,614 494,419
Total Increase (Decrease) in Net Assets (171,712) 2,523,342
Net Assets
Beginning of period ..........................................................................................................................
8,665,979 6,142,637
End of period ................................................................................................................................
$ 8,494,267 $ 8,665,979
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 65,077 $ 98,603 $ 562,758 $ 110 $ 33,343 $ 1,243 $ 165,155
Reinvested .......................................... 20,318 33,375 167,582 – 4,155 – 10,731
Redeemed ...........................................
(66,150) (118,947) (503,071) (15,807) (30,415) (143,465) (58,981)
Net Increase (Decrease)
$ 19,245 $ 13,031 $ 227,269 $ (15,697) $ 7,083 $ (142,222) $ 116,905
Shares:
Sold ............................................... 2,349 3,548 20,090 4 1,156 43 5,569
Reinvested .......................................... 712 1,187 5,867 – 145 – 369
Redeemed ...........................................
(2,361) (4,329) (18,012) (541) (1,083) (4,862) (2,062)
Net Increase (Decrease)
700 406 7,945 (537) 218 (4,819) 3,876
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 75,556 $ 167,428 $ 1,181,649 $ 2,737 $ 30,446 $ 31,167 $ 58,639
Reinvested .......................................... 25,910 40,038 192,168 435 5,519 4,375 10,019
Redeemed ...........................................
(112,622) (153,959) (890,819) (3,641) (47,058) (36,789) (86,779)
Net Increase (Decrease)
$ (11,156) $ 53,507 $ 482,998 $ (469) $ (11,093) $ (1,247) $ (18,121)
Shares:
Sold ............................................... 2,981 6,675 45,312 109 1,194 1,238 2,247
Reinvested .......................................... 1,116 1,749 8,269 19 237 187 423
Redeemed ...........................................
(4,435) (6,104) (35,138) (139) (1,845) (1,429) (3,338)
Net Increase (Decrease)
(338) 2,320 18,443 (11) (414) (4) (668)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (20,703) $ (33,421) $ (167,596) $ – $ (4,155) $ – $ (10,731)
Total Dividends and Distributions
$ (20,703) $ (33,421) $ (167,596) $ – $ (4,155) $ – $ (10,731)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (26,467) $ (40,087) $ (192,190) $ (435) $ (5,519) $ (4,375) $ (10,019)
Total Dividends and Distributions
$ (26,467) $ (40,087) $ (192,190) $ (435) $ (5,519) $ (4,375) $ (10,019)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 28,096 $ 52,191
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... 183,301 249,365
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
(358,481) 500,379
Net Increase (Decrease) in Net Assets Resulting from Operations (147,084) 801,935
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (291,011) (93,690)
Total Dividends and Distributions (291,011) (93,690)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
124,014 430,790
Total Increase (Decrease) in Net Assets (314,081) 1,139,035
Net Assets
Beginning of period ..........................................................................................................................
3,788,486 2,649,451
End of period ................................................................................................................................
$ 3,474,405 $ 3,788,486
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 3,248 $ 110,695 $ 18 $ 4,334 $ 2 $ 1,725
Reinvested .................................................... 6,818 282,944 – 736 – 471
Redeemed .....................................................
(7,292) (272,272) (3,911) (1,659) (1,165) (678)
Net Increase (Decrease)
$ 2,774 $ 121,367 $ (3,893) $ 3,411 $ (1,163) $ 1,518
Shares:
Sold ......................................................... 169 5,792 1 190 – 82
Reinvested .................................................... 366 14,819 – 36 – 24
Redeemed .....................................................
(382) (13,897) (182) (81) (54) (33)
Net Increase (Decrease)
153 6,714 (181) 145 (54) 73
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 3,825 $ 783,183 $ 457 $ 1,248 $ 70 $ 760
Reinvested .................................................... 2,506 90,694 92 162 36 185
Redeemed .....................................................
(12,838) (433,705) (1,137) (1,946) (376) (2,426)
Net Increase (Decrease)
$ (6,507) $ 440,172 $ (588) $ (536) $ (270) $ (1,481)
Shares:
Sold ......................................................... 205 41,333 25 61 4 39
Reinvested .................................................... 143 5,063 5 8 2 10
Redeemed .....................................................
(697) (22,714) (60) (94) (20) (122)
Net Increase (Decrease)
(349) 23,682 (30) (25) (14) (73)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (6,823) $ (282,981) $ – $ (736) $ – $ (471)
Total Dividends and Distributions
$ (6,823) $ (282,981) $ – $ (736) $ – $ (471)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2,512) $ (90,703) $ (92) $ (162) $ (36) $ (185)
Total Dividends and Distributions
$ (2,512) $ (90,703) $ (92) $ (162) $ (36) $ (185)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 39,867 $ 99,837
Net realized gain (loss) on investments and foreign currencies ............................................................................. 1,160,779 903,742
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(1,183,326) 6,629,069
Net Increase (Decrease) in Net Assets Resulting from Operations 17,320 7,632,648
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (915,939) (539,512)
Total Dividends and Distributions (915,939) (539,512)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
2,315,963 2,776,803
Total Increase (Decrease) in Net Assets 1,417,344 9,869,939
Net Assets
Beginning of period ..........................................................................................................................
28,084,261 18,214,322
End of period ................................................................................................................................
$ 29,501,605 $ 28,084,261
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .......................... $ 99,886 $ 2,386 $ 7,879 $ 2,383,815 $ 752 $ 123,771 $ 411 $ 82,136 $ 1,848,888
Reinvested ..................... 59,643 1,310 13,011 413,578 – 5,415 – 10,602 278,714
Redeemed ......................
(179,181) (5,370) (25,026) (1,477,463) (119,675) (17,274) (64,247) (45,043) (1,082,955)
Net Increase (Decrease)
$ (19,652) $ (1,674) $ (4,136) $ 1,319,930 $ (118,923) $ 111,912 $ (63,836) $ 47,695 $ 1,044,647
Shares:
Sold .......................... 2,299 67 193 52,896 19 2,804 9 1,752 40,720
Reinvested ..................... 1,330 35 303 8,820 – 126 – 232 5,939
Redeemed ......................
(4,117) (149) (605) (32,487) (2,966) (420) (1,347) (1,021) (23,906)
Net Increase (Decrease)
(488) (47) (109) 29,229 (2,947) 2,510 (1,338) 963 22,753
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 210,410 $ 4,271 $ 14,804 $ 3,323,888 $ 8,855 $ 6,141 $ 7,424 $ 27,606 $ 3,299,231
Reinvested ..................... 42,950 1,033 9,096 239,184 2,720 1,244 1,322 6,331 154,952
Redeemed ......................
(414,789) (10,757) (40,145) (2,317,620) (9,834) (11,798) (10,913) (52,067) (1,716,736)
Net Increase (Decrease)
$ (161,429) $ (5,453) $ (16,245) $ 1,245,452 $ 1,741 $ (4,413) $ (2,167) $ (18,130) $ 1,737,447
Shares:
Sold .......................... 5,344 132 397 80,671 253 164 186 696 79,022
Reinvested ..................... 1,182 34 261 6,305 85 36 36 171 4,076
Redeemed ......................
(10,795) (329) (1,060) (56,672) (285) (312) (274) (1,294) (41,372)
Net Increase (Decrease)
(4,269) (163) (402) 30,304 53 (112) (52) (427) 41,726
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net
realized gain on investments ......... $ (63,299) $ (1,316) $ (13,023) $ (447,181) $ – $ (5,427) $ – $ (10,605) $ (375,088)
Total Dividends and Distributions
$ (63,299) $ (1,316) $ (13,023) $ (447,181) $ – $ (5,427) $ – $ (10,605) $ (375,088)
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (45,426) $ (1,043) $ (9,105) $ (263,088) $ (2,720) $ (1,251) $ (1,322) $ (6,332) $ (209,225)
Total Dividends and Distributions
$ (45,426) $ (1,043) $ (9,105) $ (263,088) $ (2,720) $ (1,251) $ (1,322) $ (6,332) $ (209,225)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ (194) $ (551)
Net realized gain (loss) on investments ...................................................................................................... 23,914 13,456
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(22,499) 43,226
Net Increase (Decrease) in Net Assets Resulting from Operations 1,221 56,131
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – –
Total Dividends and Distributions – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(43,688) (37,827)
Total Increase (Decrease) in Net Assets (42,467) 18,304
Net Assets
Beginning of period ..........................................................................................................................
212,238 193,934
End of period ................................................................................................................................
$ 169,771 $ 212,238
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 5,248 $ 15,275 $ 1 $ 4,132 $ 9 $ 6,679
Redeemed .....................................................
(9,929) (51,926) (977) (4,126) (5,837) (2,237)
Net Increase (Decrease)
$ (4,681) $ (36,651) $ (976) $ 6 $ (5,828) $ 4,442
Shares:
Sold ......................................................... 682 1,372 – 402 1 525
Redeemed .....................................................
(1,343) (4,297) (117) (421) (486) (186)
Net Increase (Decrease)
(661) (2,925) (117) (19) (485) 339
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 5,614 $ 29,496 $ 83 $ 2,639 $ 847 $ 1,027
Redeemed .....................................................
(18,351) (47,691) (239) (8,281) (1,345) (1,626)
Net Increase (Decrease)
$ (12,737) $ (18,195) $ (156) $ (5,642) $ (498) $ (599)
Shares:
Sold ......................................................... 856 3,041 13 307 89 99
Redeemed .....................................................
(2,816) (4,966) (35) (938) (142) (158)
Net Increase (Decrease)
(1,960) (1,925) (22) (631) (53) (59)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ (335) $ (870)
Net realized gain (loss) on investments and futures ......................................................................................... 47,478 234,023
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(45,757) 7,797
Net Increase (Decrease) in Net Assets Resulting from Operations 1,386 240,950
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (130,781) (86,313)
Total Dividends and Distributions (130,781) (86,313)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(80,799) (794,660)
Total Increase (Decrease) in Net Assets (210,194) (640,023)
Net Assets
Beginning of period ..........................................................................................................................
438,061 1,078,084
End of period ................................................................................................................................
$ 227,867 $ 438,061
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 2,281 $ 6,124 $ 7 $ 2,168 $ 4 $ 2,275
Reinvested .................................................... 23,885 103,328 – 1,806 – 1,441
Redeemed .....................................................
(3,335) (215,480) (1,347) (1,112) (1,708) (1,136)
Net Increase (Decrease)
$ 22,831 $ (106,028) $ (1,340) $ 2,862 $ (1,704) $ 2,580
Shares:
Sold ......................................................... 577 746 1 248 – 204
Reinvested .................................................... 6,728 13,196 – 308 – 187
Redeemed .....................................................
(773) (21,041) (163) (180) (143) (118)
Net Increase (Decrease)
6,532 (7,099) (162) 376 (143) 273
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 2,266 $ 94,718 $ 187 $ 700 $ 970 $ 427
Reinvested .................................................... 4,200 81,327 123 247 165 236
Redeemed .....................................................
(6,120) (969,941) (289) (1,295) (1,155) (1,426)
Net Increase (Decrease)
$ 346 $ (793,896) $ 21 $ (348) $ (20) $ (763)
Shares:
Sold ......................................................... 296 7,940 26 72 89 37
Reinvested .................................................... 571 7,255 17 26 16 21
Redeemed .....................................................
(798) (83,574) (39) (132) (108) (123)
Net Increase (Decrease)
69 (68,379) 4 (34) (3) (65)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (23,948) $ (103,586) $ – $ (1,806) $ – $ (1,441)
Total Dividends and Distributions
$ (23,948) $ (103,586) $ – $ (1,806) $ – $ (1,441)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (4,215) $ (81,327) $ (123) $ (247) $ (165) $ (236)
Total Dividends and Distributions
$ (4,215) $ (81,327) $ (123) $ (247) $ (165) $ (236)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 8,947 $ 18,789
Net realized gain (loss) on investments and futures ......................................................................................... 38,095 170,317
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(138,934) 194,282
Net Increase (Decrease) in Net Assets Resulting from Operations (91,892) 383,388
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (159,217) (51,176)
Total Dividends and Distributions (159,217) (51,176)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
136,516 (282,404)
Total Increase (Decrease) in Net Assets (114,593) 49,808
Net Assets
Beginning of period ..........................................................................................................................
1,273,220 1,223,412
End of period ................................................................................................................................
$ 1,158,627 $ 1,273,220
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 8,644 $ 54,248 $ 20 $ 13,082 $ 351 $ 58,308 $ 99,634
Reinvested .......................................... 19,742 26,686 – 8,151 – 15,536 88,704
Redeemed ...........................................
(13,783) (40,321) (5,997) (13,922) (45,707) (19,618) (117,242)
Net Increase (Decrease)
$ 14,603 $ 40,613 $ (5,977) $ 7,311 $ (45,356) $ 54,226 $ 71,096
Shares:
Sold ............................................... 400 2,517 1 529 13 2,189 4,436
Reinvested .......................................... 937 1,206 – 359 – 669 4,011
Redeemed ...........................................
(642) (1,859) (228) (602) (1,664) (830) (5,253)
Net Increase (Decrease)
695 1,864 (227) 286 (1,651) 2,028 3,194
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 13,425 $ 61,402 $ 994 $ 9,089 $ 9,739 $ 20,828 $ 165,034
Reinvested .......................................... 5,164 7,313 178 2,080 1,410 2,866 32,040
Redeemed ...........................................
(20,998) (88,287) (2,176) (20,246) (16,204) (30,874) (435,181)
Net Increase (Decrease)
$ (2,409) $ (19,572) $ (1,004) $ (9,077) $ (5,055) $ (7,180) $ (238,107)
Shares:
Sold ............................................... 608 2,663 44 382 412 854 7,210
Reinvested .......................................... 245 332 8 92 62 125 1,457
Redeemed ...........................................
(947) (3,833) (95) (852) (677) (1,276) (18,523)
Net Increase (Decrease)
(94) (838) (43) (378) (203) (297) (9,856)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (19,768) $ (27,047) $ – $ (8,152) $ – $ (15,536) $ (88,714)
Total Dividends and Distributions
$ (19,768) $ (27,047) $ – $ (8,152) $ – $ (15,536) $ (88,714)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (5,174) $ (7,428) $ (178) $ (2,080) $ (1,410) $ (2,866) $ (32,040)
Total Dividends and Distributions
$ (5,174) $ (7,428) $ (178) $ (2,080) $ (1,410) $ (2,866) $ (32,040)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 17,498 $ 44,128
Net realized gain (loss) on investments and futures ......................................................................................... 121,039 507,889
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(260,917) 375,822
Net Increase (Decrease) in Net Assets Resulting from Operations (122,380) 927,839
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (423,538) (173,151)
Total Dividends and Distributions (423,538) (173,151)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
45,379 (1,332,510)
Total Increase (Decrease) in Net Assets (500,539) (577,822)
Net Assets
Beginning of period ..........................................................................................................................
2,840,343 3,418,165
End of period ................................................................................................................................
$ 2,339,804 $ 2,840,343
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 6,729 $ 2,822 $ 209,839 $ 11 $ 3,357 $ 25 $ 11,281 $ 14,420
Reinvested ............................... 7,584 28,342 177,461 – 1,990 – 5,600 189,160
Redeemed ................................
(4,825) (12,012) (474,331) (2,287) (1,579) (8,181) (6,251) (103,776)
Net Increase (Decrease)
$ 9,488 $ 19,152 $ (87,031) $ (2,276) $ 3,768 $ (8,156) $ 10,630 $ 99,804
Shares:
Sold .................................... 370 182 13,292 1 187 1 622 884
Reinvested ............................... 488 1,848 11,364 – 131 – 362 12,069
Redeemed ................................
(297) (762) (29,734) (126) (99) (427) (395) (6,351)
Net Increase (Decrease)
561 1,268 (5,078) (125) 219 (426) 589 6,602
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 4,804 $ 4,989 $ 177,063 $ 225 $ 1,867 $ 632 $ 6,256 $ 192,516
Reinvested ............................... 1,851 7,886 50,961 90 470 379 1,314 106,679
Redeemed ................................
(9,413) (25,047) (270,998) (676) (3,656) (2,938) (12,352) (1,565,412)
Net Increase (Decrease)
$ (2,758) $ (12,172) $ (42,974) $ (361) $ (1,319) $ (1,927) $ (4,782) $ (1,266,217)
Shares:
Sold .................................... 274 290 10,266 15 112 37 364 11,205
Reinvested ............................... 114 492 3,128 6 29 24 81 6,530
Redeemed ................................
(550) (1,482) (15,944) (42) (219) (175) (728) (88,494)
Net Increase (Decrease)
(162) (700) (2,550) (21) (78) (114) (283) (70,759)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (7,617) $ (28,408) $ (190,740) $ – $ (1,990) $ – $ (5,600) $ (189,183)
Total Dividends and Distributions
$ (7,617) $ (28,408) $ (190,740) $ – $ (1,990) $ – $ (5,600) $ (189,183)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (1,861) $ (7,902) $ (54,454) $ (90) $ (470) $ (379) $ (1,314) $ (106,681)
Total Dividends and Distributions
$ (1,861) $ (7,902) $ (54,454) $ (90) $ (470) $ (379) $ (1,314) $ (106,681)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Money Market Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 21,741 $ 50,745
Net realized gain (loss) on investments ...................................................................................................... – –
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 21,741 50,745
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (21,741) (50,745)
Total Dividends and Distributions (21,741) (50,745)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
89,888 53,496
Total Increase (Decrease) in Net Assets 89,888 53,496
Net Assets
Beginning of period ..........................................................................................................................
1,049,828 996,332
End of period ................................................................................................................................
$ 1,139,716 $ 1,049,828
Class A Class J
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ................................................................................................... $ 111,235 $ 215,645
Reinvested .............................................................................................. 7,046 14,460
Redeemed ...............................................................................................
(101,691) (156,807)
Net Increase (Decrease)
$ 16,590 $ 73,298
Shares:
Sold ................................................................................................... 111,235 215,645
Reinvested .............................................................................................. 7,046 14,460
Redeemed ...............................................................................................
(101,691) (156,807)
Net Increase (Decrease)
16,590 73,298
Year Ended October 31, 2024
Dollars:
Sold ................................................................................................... $ 176,254 $ 238,989
Reinvested .............................................................................................. 16,551 33,594
Redeemed ...............................................................................................
(185,692) (226,200)
Net Increase (Decrease)
$ 7,113 $ 46,383
Shares:
Sold ................................................................................................... 176,254 238,989
Reinvested .............................................................................................. 16,551 33,594
Redeemed ...............................................................................................
(185,692) (226,200)
Net Increase (Decrease)
7,113 46,383
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ....................................................... $ (7,158) $ (14,583)
Total Dividends and Distributions
$ (7,158) $ (14,583)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (16,902) $ (33,843)
Total Dividends and Distributions
$ (16,902) $ (33,843)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
Period Ended
April 30, 2025
(a)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 14,361 $ 61,138
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... 40,671 244,432
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
48,724 105,772
Net Increase (Decrease) in Net Assets Resulting from Operations 103,756 411,342
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (173,832) (146,491)
Total Dividends and Distributions (173,832) (146,491)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
134,345 (1,250,426)
Total Increase (Decrease) in Net Assets 64,269 (985,575)
Net Assets
Beginning of period ..........................................................................................................................
1,159,074 2,144,649
End of period ................................................................................................................................
$ 1,223,343 $ 1,159,074
Institutional R-3 R-4
Capital Share Transactions:
Period Ended April 30, 2025
(a)
Dollars:
Sold ......................................................................................... $ 84,147 $ 530 $ 1
Reinvested .................................................................................... 173,778 39 –
Redeemed .....................................................................................
(123,052) (117) (981)
Net Increase (Decrease)
$ 134,873 $ 452 $ (980)
Shares:
Sold ......................................................................................... 8,068 53 –
Reinvested .................................................................................... 18,390 4 –
Redeemed .....................................................................................
(12,256) (12) (91)
Net Increase (Decrease)
14,202 45 (91)
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 303,136 $ 163 $ 172
Reinvested .................................................................................... 146,377 46 56
Redeemed .....................................................................................
(1,699,449) (743) (184)
Net Increase (Decrease)
$ (1,249,936) $ (534) $ 44
Shares:
Sold ......................................................................................... 28,279 16 17
Reinvested .................................................................................... 13,686 4 5
Redeemed .....................................................................................
(151,885) (68) (17)
Net Increase (Decrease)
(109,920) (48) 5
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a)
From net investment income and net realized gain on investments ............................................. $ (173,793) $ (39) $ –
Total Dividends and Distributions
$ (173,793) $ (39) $ –
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (146,389) $ (46) $ (56)
Total Dividends and Distributions
$ (146,389) $ (46) $ (56)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 14,469 $ 34,205
Net realized gain (loss) on investments ...................................................................................................... 250,742 316,148
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(393,976) 1,015,431
Net Increase (Decrease) in Net Assets Resulting from Operations (128,765) 1,365,784
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (241,236) (34,748)
Total Dividends and Distributions (241,236) (34,748)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
115,537 (162,870)
Total Increase (Decrease) in Net Assets (254,464) 1,168,166
Net Assets
Beginning of period ..........................................................................................................................
4,670,194 3,502,028
End of period ................................................................................................................................
$ 4,415,730 $ 4,670,194
Class A Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 39,698 $ 290,784 $ 7 $ 7,956 $ 175 $ 18,592
Reinvested .................................................... 71,750 164,162 – 2,164 – 2,318
Redeemed .....................................................
(97,581) (352,860) (1,443) (4,615) (14,579) (10,991)
Net Increase (Decrease)
$ 13,867 $ 102,086 $ (1,436) $ 5,505 $ (14,404) $ 9,919
Shares:
Sold ......................................................... 484 3,535 – 98 2 216
Reinvested .................................................... 901 1,978 – 27 – 28
Redeemed .....................................................
(1,236) (4,273) (17) (60) (168) (133)
Net Increase (Decrease)
149 1,240 (17) 65 (166) 111
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 47,544 $ 486,377 $ 206 $ 11,877 $ 2,501 $ 8,218
Reinvested .................................................... 8,457 25,691 2 159 69 266
Redeemed .....................................................
(140,298) (592,609) (352) (4,191) (1,483) (15,304)
Net Increase (Decrease)
$ (84,297) $ (80,541) $ (144) $ 7,845 $ 1,087 $ (6,820)
Shares:
Sold ......................................................... 648 6,491 3 160 33 110
Reinvested .................................................... 127 373 – 2 1 4
Redeemed .....................................................
(1,936) (7,804) (5) (57) (20) (200)
Net Increase (Decrease)
(1,161) (940) (2) 105 14 (86)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (72,584) $ (164,170) $ – $ (2,164) $ – $ (2,318)
Total Dividends and Distributions
$ (72,584) $ (164,170) $ – $ (2,164) $ – $ (2,318)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (8,560) $ (25,692) $ (2) $ (159) $ (69) $ (266)
Total Dividends and Distributions
$ (8,560) $ (25,692) $ (2) $ (159) $ (69) $ (266)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 4,021 $ 7,570
Net realized gain (loss) on investments ...................................................................................................... 12,807 9,733
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(13,856) 21,833
Net Increase (Decrease) in Net Assets Resulting from Operations 2,972 39,136
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (14,946) (11,718)
Total Dividends and Distributions (14,946) (11,718)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(12,306) (38,427)
Total Increase (Decrease) in Net Assets (24,280) (11,009)
Net Assets
Beginning of period ..........................................................................................................................
236,296 247,305
End of period ................................................................................................................................
$ 212,016 $ 236,296
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 8,537 $ 7 $ 2,005 $ 17 $ 10,357
Reinvested ............................................................... 12,585 – 975 – 1,386
Redeemed ................................................................
(31,717) (1,579) (2,221) (8,660) (3,998)
Net Increase (Decrease)
$ (10,595) $ (1,572) $ 759 $ (8,643) $ 7,745
Shares:
Sold .................................................................... 1,006 1 233 2 1,189
Reinvested ............................................................... 1,493 – 120 – 168
Redeemed ................................................................
(3,688) (182) (265) (984) (474)
Net Increase (Decrease)
(1,189) (181) 88 (982) 883
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 16,787 $ 88 $ 1,326 $ 976 $ 1,118
Reinvested ............................................................... 9,832 57 699 337 793
Redeemed ................................................................
(55,736) (134) (6,156) (782) (7,632)
Net Increase (Decrease)
$ (29,117) $ 11 $ (4,131) $ 531 $ (5,721)
Shares:
Sold .................................................................... 1,961 10 162 117 133
Reinvested ............................................................... 1,171 7 86 41 96
Redeemed ................................................................
(6,546) (16) (745) (94) (906)
Net Increase (Decrease)
(3,414) 1 (497) 64 (677)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (12,585) $ – $ (975) $ – $ (1,386)
Total Dividends and Distributions
$ (12,585) $ – $ (975) $ – $ (1,386)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (9,832) $ (57) $ (699) $ (337) $ (793)
Total Dividends and Distributions
$ (9,832) $ (57) $ (699) $ (337) $ (793)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 38,526 $ 70,084
Net realized gain (loss) on investments ...................................................................................................... 72,522 106,970
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(86,262) 233,888
Net Increase (Decrease) in Net Assets Resulting from Operations 24,786 410,942
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (158,067) (122,193)
Total Dividends and Distributions (158,067) (122,193)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(112,931) (296,812)
Total Increase (Decrease) in Net Assets (246,212) (8,063)
Net Assets
Beginning of period ..........................................................................................................................
2,324,939 2,333,002
End of period ................................................................................................................................
$ 2,078,727 $ 2,324,939
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 1,998 $ 5,842 $ 8,392 $ 87 $ 13,445 $ 55 $ 26,144
Reinvested .......................................... 5,727 46,318 94,963 – 4,395 – 6,421
Redeemed ...........................................
(7,818) (47,370) (205,723) (11,547) (12,269) (22,291) (19,700)
Net Increase (Decrease)
$ (93) $ 4,790 $ (102,368) $ (11,460) $ 5,571 $ (22,236) $ 12,865
Shares:
Sold ............................................... 163 480 673 7 1,054 4 2,035
Reinvested .......................................... 465 3,835 7,797 – 365 – 531
Redeemed ...........................................
(630) (3,884) (16,580) (892) (999) (1,723) (1,615)
Net Increase (Decrease)
(2) 431 (8,110) (885) 420 (1,719) 951
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 4,155 $ 8,117 $ 33,989 $ 971 $ 4,623 $ 2,049 $ 5,008
Reinvested .......................................... 3,968 33,418 75,658 511 2,866 1,268 4,344
Redeemed ...........................................
(12,728) (92,979) (311,605) (2,695) (17,134) (9,366) (31,250)
Net Increase (Decrease)
$ (4,605) $ (51,444) $ (201,958) $ (1,213) $ (9,645) $ (6,049) $ (21,898)
Shares:
Sold ............................................... 331 660 2,747 80 383 169 409
Reinvested .......................................... 325 2,787 6,256 42 240 106 361
Redeemed ...........................................
(1,020) (7,559) (25,168) (219) (1,402) (767) (2,535)
Net Increase (Decrease)
(364) (4,112) (16,165) (97) (779) (492) (1,765)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (5,741) $ (46,359) $ (94,970) $ – $ (4,558) $ – $ (6,439)
Total Dividends and Distributions
$ (5,741) $ (46,359) $ (94,970) $ – $ (4,558) $ – $ (6,439)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (3,978) $ (33,464) $ (75,661) $ (511) $ (2,956) $ (1,269) $ (4,354)
Total Dividends and Distributions
$ (3,978) $ (33,464) $ (75,661) $ (511) $ (2,956) $ (1,269) $ (4,354)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 25,426 $ 43,293
Net realized gain (loss) on investments ...................................................................................................... 83,624 60,999
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(95,068) 181,939
Net Increase (Decrease) in Net Assets Resulting from Operations 13,982 286,231
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (90,413) (65,891)
Total Dividends and Distributions (90,413) (65,891)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(60,603) (135,358)
Total Increase (Decrease) in Net Assets (137,034) 84,982
Net Assets
Beginning of period ..........................................................................................................................
1,560,036 1,475,054
End of period ................................................................................................................................
$ 1,423,002 $ 1,560,036
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 24,319 $ 26 $ 8,907 $ 202 $ 36,695
Reinvested ............................................................... 79,326 – 5,164 – 5,841
Redeemed ................................................................
(151,384) (6,281) (12,233) (32,368) (18,817)
Net Increase (Decrease)
$ (47,739) $ (6,255) $ 1,838 $ (32,166) $ 23,719
Shares:
Sold .................................................................... 2,153 2 787 17 3,142
Reinvested ............................................................... 7,127 – 478 – 530
Redeemed ................................................................
(13,446) (548) (1,102) (2,771) (1,671)
Net Increase (Decrease)
(4,166) (546) 163 (2,754) 2,001
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 62,423 $ 596 $ 8,226 $ 4,669 $ 5,619
Reinvested ............................................................... 57,201 231 3,520 1,436 3,459
Redeemed ................................................................
(219,645) (1,695) (19,386) (13,326) (28,686)
Net Increase (Decrease)
$ (100,021) $ (868) $ (7,640) $ (7,221) $ (19,608)
Shares:
Sold .................................................................... 5,618 55 762 428 512
Reinvested ............................................................... 5,272 22 333 134 322
Redeemed ................................................................
(19,682) (155) (1,789) (1,226) (2,589)
Net Increase (Decrease)
(8,792) (78) (694) (664) (1,755)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (79,346) $ – $ (5,226) $ – $ (5,841)
Total Dividends and Distributions
$ (79,346) $ – $ (5,226) $ – $ (5,841)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (57,213) $ (231) $ (3,552) $ (1,436) $ (3,459)
Total Dividends and Distributions
$ (57,213) $ (231) $ (3,552) $ (1,436) $ (3,459)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 85,341 $ 134,242
Net realized gain (loss) on investments ...................................................................................................... 240,313 202,798
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(289,494) 742,399
Net Increase (Decrease) in Net Assets Resulting from Operations 36,160 1,079,439
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (308,738) (221,269)
Total Dividends and Distributions (308,738) (221,269)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(145,283) (259,241)
Total Increase (Decrease) in Net Assets (417,861) 598,929
Net Assets
Beginning of period ..........................................................................................................................
5,483,562 4,884,633
End of period ................................................................................................................................
$ 5,065,701 $ 5,483,562
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 5,815 $ 12,937 $ 48,989 $ 123 $ 26,064 $ 452 $ 61,602
Reinvested .......................................... 7,565 63,819 217,675 – 7,952 – 11,617
Redeemed ...........................................
(13,497) (83,155) (379,875) (19,641) (25,084) (51,582) (37,059)
Net Increase (Decrease)
$ (117) $ (6,399) $ (113,211) $ (19,518) $ 8,932 $ (51,130) $ 36,160
Shares:
Sold ............................................... 408 915 3,424 8 1,779 29 4,157
Reinvested .......................................... 537 4,571 15,516 – 571 – 830
Redeemed ...........................................
(947) (5,865) (26,517) (1,331) (1,765) (3,297) (2,631)
Net Increase (Decrease)
(2) (379) (7,577) (1,323) 585 (3,268) 2,356
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 10,257 $ 20,028 $ 127,973 $ 2,276 $ 12,427 $ 10,314 $ 20,460
Reinvested .......................................... 5,110 45,377 156,028 616 4,917 2,004 7,141
Redeemed ...........................................
(19,040) (130,557) (419,390) (2,816) (27,800) (19,412) (65,154)
Net Increase (Decrease)
$ (3,673) $ (65,152) $ (135,389) $ 76 $ (10,456) $ (7,094) $ (37,553)
Shares:
Sold ............................................... 728 1,445 9,188 164 899 712 1,466
Reinvested .......................................... 376 3,367 11,524 46 365 141 528
Redeemed ...........................................
(1,348) (9,374) (30,002) (203) (2,011) (1,338) (4,664)
Net Increase (Decrease)
(244) (4,562) (9,290) 7 (747) (485) (2,670)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (7,597) $ (63,844) $ (217,708) $ – $ (7,972) $ – $ (11,617)
Total Dividends and Distributions
$ (7,597) $ (63,844) $ (217,708) $ – $ (7,972) $ – $ (11,617)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (5,125) $ (45,403) $ (156,051) $ (616) $ (4,929) $ (2,004) $ (7,141)
Total Dividends and Distributions
$ (5,125) $ (45,403) $ (156,051) $ (616) $ (4,929) $ (2,004) $ (7,141)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 29,841 $ 44,052
Net realized gain (loss) on investments ...................................................................................................... 112,222 76,913
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(134,812) 277,178
Net Increase (Decrease) in Net Assets Resulting from Operations 7,251 398,143
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (109,967) (74,328)
Total Dividends and Distributions (109,967) (74,328)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
34,337 14,432
Total Increase (Decrease) in Net Assets (68,379) 338,247
Net Assets
Beginning of period ..........................................................................................................................
1,988,066 1,649,819
End of period ................................................................................................................................
$ 1,919,687 $ 1,988,066
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 65,728 $ 31 $ 12,282 $ 218 $ 44,456
Reinvested ............................................................... 98,408 – 5,109 – 6,389
Redeemed ................................................................
(125,137) (7,201) (14,547) (38,739) (12,660)
Net Increase (Decrease)
$ 38,999 $ (7,170) $ 2,844 $ (38,521) $ 38,185
Shares:
Sold .................................................................... 5,042 2 941 16 3,292
Reinvested ............................................................... 7,670 – 408 – 502
Redeemed ................................................................
(9,656) (542) (1,121) (2,865) (972)
Net Increase (Decrease)
3,056 (540) 228 (2,849) 2,822
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 124,682 $ 771 $ 11,893 $ 10,324 $ 8,630
Reinvested ............................................................... 65,544 248 3,481 1,460 3,554
Redeemed ................................................................
(148,631) (1,866) (20,768) (14,735) (30,155)
Net Increase (Decrease)
$ 41,595 $ (847) $ (5,394) $ (2,951) $ (17,971)
Shares:
Sold .................................................................... 9,826 62 967 804 686
Reinvested ............................................................... 5,360 21 291 121 293
Redeemed ................................................................
(11,768) (151) (1,686) (1,170) (2,376)
Net Increase (Decrease)
3,418 (68) (428) (245) (1,397)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (98,449) $ – $ (5,129) $ – $ (6,389)
Total Dividends and Distributions
$ (98,449) $ – $ (5,129) $ – $ (6,389)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (65,573) $ (248) $ (3,493) $ (1,460) $ (3,554)
Total Dividends and Distributions
$ (65,573) $ (248) $ (3,493) $ (1,460) $ (3,554)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 66,108 $ 92,143
Net realized gain (loss) on investments ...................................................................................................... 283,658 245,204
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(344,133) 693,523
Net Increase (Decrease) in Net Assets Resulting from Operations 5,633 1,030,870
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (314,209) (187,669)
Total Dividends and Distributions (314,209) (187,669)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
30,830 (8,516)
Total Increase (Decrease) in Net Assets (277,746) 834,685
Net Assets
Beginning of period ..........................................................................................................................
4,761,560 3,926,875
End of period ................................................................................................................................
$ 4,483,814 $ 4,761,560
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 4,274 $ 8,242 $ 65,754 $ 179 $ 21,143 $ 559 $ 60,466
Reinvested .......................................... 7,996 58,251 226,403 – 8,509 – 12,968
Redeemed ...........................................
(7,770) (42,206) (267,734) (15,613) (20,528) (51,544) (38,519)
Net Increase (Decrease)
$ 4,500 $ 24,287 $ 24,423 $ (15,434) $ 9,124 $ (50,985) $ 34,915
Shares:
Sold ............................................... 271 520 4,036 10 1,270 33 3,547
Reinvested .......................................... 515 3,688 14,128 – 544 – 816
Redeemed ...........................................
(491) (2,634) (16,259) (914) (1,280) (3,022) (2,417)
Net Increase (Decrease)
295 1,574 1,905 (904) 534 (2,989) 1,946
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 7,905 $ 15,767 $ 148,069 $ 2,409 $ 13,667 $ 8,702 $ 16,860
Reinvested .......................................... 4,566 34,543 135,331 486 4,402 1,902 6,413
Redeemed ...........................................
(12,110) (65,006) (252,637) (2,523) (18,258) (10,845) (48,159)
Net Increase (Decrease)
$ 361 $ (14,696) $ 30,763 $ 372 $ (189) $ (241) $ (24,886)
Shares:
Sold ............................................... 511 998 9,222 154 884 562 1,063
Reinvested .......................................... 309 2,298 8,882 32 295 127 424
Redeemed ...........................................
(783) (4,117) (15,905) (159) (1,168) (699) (3,031)
Net Increase (Decrease)
37 (821) 2,199 27 11 (10) (1,544)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (8,025) $ (58,284) $ (226,423) $ – $ (8,509) $ – $ (12,968)
Total Dividends and Distributions
$ (8,025) $ (58,284) $ (226,423) $ – $ (8,509) $ – $ (12,968)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,577) $ (34,548) $ (135,341) $ (486) $ (4,402) $ (1,902) $ (6,413)
Total Dividends and Distributions
$ (4,577) $ (34,548) $ (135,341) $ (486) $ (4,402) $ (1,902) $ (6,413)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 22,956 $ 28,751
Net realized gain (loss) on investments ...................................................................................................... 114,265 68,773
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(140,273) 274,661
Net Increase (Decrease) in Net Assets Resulting from Operations (3,052) 372,185
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (89,205) (61,879)
Total Dividends and Distributions (89,205) (61,879)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
43,887 58,402
Total Increase (Decrease) in Net Assets (48,370) 368,708
Net Assets
Beginning of period ..........................................................................................................................
1,683,717 1,315,009
End of period ................................................................................................................................
$ 1,635,347 $ 1,683,717
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 60,817 $ 21 $ 8,019 $ 83 $ 32,006
Reinvested ............................................................... 79,968 – 4,050 – 5,153
Redeemed ................................................................
(96,132) (4,030) (10,352) (26,171) (9,545)
Net Increase (Decrease)
$ 44,653 $ (4,009) $ 1,717 $ (26,088) $ 27,614
Shares:
Sold .................................................................... 4,173 1 552 6 2,131
Reinvested ............................................................... 5,544 – 292 – 365
Redeemed ................................................................
(6,639) (273) (725) (1,731) (658)
Net Increase (Decrease)
3,078 (272) 119 (1,725) 1,838
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 123,208 $ 487 $ 8,085 $ 3,899 $ 8,801
Reinvested ............................................................... 54,670 138 2,943 995 3,110
Redeemed ................................................................
(101,479) (1,043) (15,215) (6,591) (23,606)
Net Increase (Decrease)
$ 76,399 $ (418) $ (4,187) $ (1,697) $ (11,695)
Shares:
Sold .................................................................... 8,707 36 595 284 637
Reinvested ............................................................... 4,079 11 228 76 237
Redeemed ................................................................
(7,138) (76) (1,116) (481) (1,683)
Net Increase (Decrease)
5,648 (29) (293) (121) (809)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (79,995) $ – $ (4,052) $ – $ (5,158)
Total Dividends and Distributions
$ (79,995) $ – $ (4,052) $ – $ (5,158)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (54,688) $ (139) $ (2,944) $ (995) $ (3,113)
Total Dividends and Distributions
$ (54,688) $ (139) $ (2,944) $ (995) $ (3,113)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 42,614 $ 51,498
Net realized gain (loss) on investments ...................................................................................................... 239,180 169,026
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(290,799) 555,054
Net Increase (Decrease) in Net Assets Resulting from Operations (9,005) 775,578
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (203,668) (129,188)
Total Dividends and Distributions (203,668) (129,188)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
4,325 21,979
Total Increase (Decrease) in Net Assets (208,348) 668,369
Net Assets
Beginning of period ..........................................................................................................................
3,333,038 2,664,669
End of period ................................................................................................................................
$ 3,124,690 $ 3,333,038
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 5,114 $ 3,298 $ 60,389 $ 119 $ 17,648 $ 271 $ 48,152
Reinvested .......................................... 6,675 18,643 163,620 – 6,034 – 8,608
Redeemed ...........................................
(6,500) (11,951) (225,240) (12,846) (15,846) (40,941) (20,922)
Net Increase (Decrease)
$ 5,289 $ 9,990 $ (1,231) $ (12,727) $ 7,836 $ (40,670) $ 35,838
Shares:
Sold ............................................... 292 200 3,484 7 991 15 2,640
Reinvested .......................................... 389 1,141 9,570 – 361 – 507
Redeemed ...........................................
(371) (722) (12,883) (706) (925) (2,230) (1,226)
Net Increase (Decrease)
310 619 171 (699) 427 (2,215) 1,921
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 10,795 $ 6,250 $ 143,522 $ 2,114 $ 8,994 $ 6,618 $ 15,442
Reinvested .......................................... 4,055 11,706 103,653 411 3,405 1,602 4,299
Redeemed ...........................................
(13,940) (24,146) (201,181) (2,922) (14,026) (11,620) (33,052)
Net Increase (Decrease)
$ 910 $ (6,190) $ 45,994 $ (397) $ (1,627) $ (3,400) $ (13,311)
Shares:
Sold ............................................... 638 387 8,517 127 548 399 921
Reinvested .......................................... 254 768 6,515 26 218 102 272
Redeemed ...........................................
(820) (1,488) (12,144) (177) (850) (695) (1,952)
Net Increase (Decrease)
72 (333) 2,888 (24) (84) (194) (759)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (6,692) $ (18,645) $ (163,687) $ – $ (6,035) $ – $ (8,609)
Total Dividends and Distributions
$ (6,692) $ (18,645) $ (163,687) $ – $ (6,035) $ – $ (8,609)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (4,065) $ (11,710) $ (103,695) $ (411) $ (3,406) $ (1,602) $ (4,299)
Total Dividends and Distributions
$ (4,065) $ (11,710) $ (103,695) $ (411) $ (3,406) $ (1,602) $ (4,299)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 14,658 $ 16,503
Net realized gain (loss) on investments ...................................................................................................... 78,707 42,624
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(97,771) 191,263
Net Increase (Decrease) in Net Assets Resulting from Operations (4,406) 250,390
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (53,874) (38,920)
Total Dividends and Distributions (53,874) (38,920)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
9,606 76,269
Total Increase (Decrease) in Net Assets (48,674) 287,739
Net Assets
Beginning of period ..........................................................................................................................
1,128,284 840,545
End of period ................................................................................................................................
$ 1,079,610 $ 1,128,284
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 47,796 $ 22 $ 6,360 $ 94 $ 21,626
Reinvested ............................................................... 48,636 – 2,520 – 2,664
Redeemed ................................................................
(89,748) (3,174) (7,993) (15,434) (3,763)
Net Increase (Decrease)
$ 6,684 $ (3,152) $ 887 $ (15,340) $ 20,527
Shares:
Sold .................................................................... 2,901 2 391 6 1,284
Reinvested ............................................................... 2,986 – 161 – 167
Redeemed ................................................................
(5,484) (192) (504) (907) (231)
Net Increase (Decrease)
403 (190) 48 (901) 1,220
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 114,341 $ 611 $ 6,833 $ 3,136 $ 8,737
Reinvested ............................................................... 34,707 79 1,860 639 1,600
Redeemed ................................................................
(65,872) (262) (9,280) (6,721) (14,139)
Net Increase (Decrease)
$ 83,176 $ 428 $ (587) $ (2,946) $ (3,802)
Shares:
Sold .................................................................... 7,180 40 450 204 554
Reinvested ............................................................... 2,322 6 129 44 109
Redeemed ................................................................
(4,153) (17) (607) (435) (898)
Net Increase (Decrease)
5,349 29 (28) (187) (235)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (48,687) $ – $ (2,523) $ – $ (2,664)
Total Dividends and Distributions
$ (48,687) $ – $ (2,523) $ – $ (2,664)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (34,740) $ (79) $ (1,862) $ (639) $ (1,600)
Total Dividends and Distributions
$ (34,740) $ (79) $ (1,862) $ (639) $ (1,600)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 14,054 $ 15,921
Net realized gain (loss) on investments ...................................................................................................... 73,298 37,693
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(91,207) 184,524
Net Increase (Decrease) in Net Assets Resulting from Operations (3,855) 238,138
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (48,399) (37,048)
Total Dividends and Distributions (48,399) (37,048)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
11,848 76,710
Total Increase (Decrease) in Net Assets (40,406) 277,800
Net Assets
Beginning of period ..........................................................................................................................
1,082,152 804,352
End of period ................................................................................................................................
$ 1,041,746 $ 1,082,152
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 974 $ 48,652 $ 54 $ 7,291 $ 120 $ 15,143
Reinvested .................................................... 746 44,415 – 1,494 – 1,732
Redeemed .....................................................
(1,072) (84,327) (4,007) (4,863) (9,645) (4,859)
Net Increase (Decrease)
$ 648 $ 8,740 $ (3,953) $ 3,922 $ (9,525) $ 12,016
Shares:
Sold ......................................................... 56 2,746 3 410 7 836
Reinvested .................................................... 43 2,543 – 87 – 100
Redeemed .....................................................
(61) (4,758) (223) (279) (525) (279)
Net Increase (Decrease)
38 531 (220) 218 (518) 657
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 1,544 $ 123,665 $ 1,115 $ 6,258 $ 3,049 $ 7,409
Reinvested .................................................... 623 33,852 105 1,043 320 1,094
Redeemed .....................................................
(3,092) (76,911) (750) (5,905) (3,144) (13,565)
Net Increase (Decrease)
$ (925) $ 80,606 $ 470 $ 1,396 $ 225 $ (5,062)
Shares:
Sold ......................................................... 93 7,295 68 378 183 439
Reinvested .................................................... 39 2,117 7 67 20 69
Redeemed .....................................................
(184) (4,662) (46) (356) (187) (817)
Net Increase (Decrease)
(52) 4,750 29 89 16 (309)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (746) $ (44,423) $ – $ (1,498) $ – $ (1,732)
Total Dividends and Distributions
$ (746) $ (44,423) $ – $ (1,498) $ – $ (1,732)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (623) $ (33,860) $ (105) $ (1,046) $ (320) $ (1,094)
Total Dividends and Distributions
$ (623) $ (33,860) $ (105) $ (1,046) $ (320) $ (1,094)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 2,975 $ 2,827
Net realized gain (loss) on investments ...................................................................................................... 14,860 5,941
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(19,044) 34,962
Net Increase (Decrease) in Net Assets Resulting from Operations (1,209) 43,730
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,294) (5,697)
Total Dividends and Distributions (8,294) (5,697)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
18,064 44,310
Total Increase (Decrease) in Net Assets 8,561 82,343
Net Assets
Beginning of period ..........................................................................................................................
223,306 140,963
End of period ................................................................................................................................
$ 231,867 $ 223,306
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................................................... $ 27,401 $ 8 $ 2,201 $ 70 $ 4,860
Reinvested ............................................................... 7,623 – 318 – 353
Redeemed ................................................................
(18,601) (470) (2,000) (2,671) (1,028)
Net Increase (Decrease)
$ 16,423 $ (462) $ 519 $ (2,601) $ 4,185
Shares:
Sold .................................................................... 1,889 1 152 4 327
Reinvested ............................................................... 531 – 22 – 25
Redeemed ................................................................
(1,290) (32) (139) (177) (72)
Net Increase (Decrease)
1,130 (31) 35 (173) 280
Year Ended October 31, 2024
Dollars:
Sold .................................................................... $ 52,874 $ 256 $ 3,252 $ 1,266 $ 2,984
Reinvested ............................................................... 5,199 8 244 61 184
Redeemed ................................................................
(14,988) (113) (3,796) (773) (2,348)
Net Increase (Decrease)
$ 43,085 $ 151 $ (300) $ 554 $ 820
Shares:
Sold .................................................................... 3,802 18 238 92 217
Reinvested ............................................................... 399 1 19 5 14
Redeemed ................................................................
(1,085) (9) (289) (54) (169)
Net Increase (Decrease)
3,116 10 (32) 43 62
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ........................ $ (7,623) $ – $ (318) $ – $ (353)
Total Dividends and Distributions
$ (7,623) $ – $ (318) $ – $ (353)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ........................ $ (5,200) $ (8) $ (244) $ (61) $ (184)
Total Dividends and Distributions
$ (5,200) $ (8) $ (244) $ (61) $ (184)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2070 Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 616 $ 267
Net realized gain (loss) on investments ...................................................................................................... 2,885 690
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(4,049) 3,546
Net Increase (Decrease) in Net Assets Resulting from Operations (548) 4,503
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,297) (184)
Total Dividends and Distributions (1,297) (184)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
18,884 30,924
Total Increase (Decrease) in Net Assets 17,039 35,243
Net Assets
Beginning of period ..........................................................................................................................
44,348 9,105
End of period ................................................................................................................................
$ 61,387 $ 44,348
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 408 $ 21,451 $ 5 $ 615 $ 8 $ 1,086
Reinvested .................................................... 9 1,224 – 26 – 38
Redeemed .....................................................
(125) (4,973) (238) (117) (263) (270)
Net Increase (Decrease)
$ 292 $ 17,702 $ (233) $ 524 $ (255) $ 854
Shares:
Sold ......................................................... 31 1,680 – 48 1 86
Reinvested .................................................... 1 97 – 2 – 3
Redeemed .....................................................
(10) (389) (18) (9) (20) (21)
Net Increase (Decrease)
22 1,388 (18) 41 (19) 68
Year Ended October 31, 2024
Dollars:
Sold ......................................................... $ 243 $ 34,137 $ 208 $ 723 $ 172 $ 1,011
Reinvested .................................................... 2 174 1 3 1 3
Redeemed .....................................................
(84) (5,170) (27) (317) (7) (149)
Net Increase (Decrease)
$ 161 $ 29,141 $ 182 $ 409 $ 166 $ 865
Shares:
Sold ......................................................... 21 2,824 17 61 14 82
Reinvested .................................................... – 15 – – – –
Redeemed .....................................................
(7) (433) (2) (28) (1) (12)
Net Increase (Decrease)
14 2,406 15 33 13 70
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (9) $ (1,224) $ – $ (26) $ – $ (38)
Total Dividends and Distributions
$ (9) $ (1,224) $ – $ (26) $ – $ (38)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............. $ (2) $ (174) $ (1) $ (3) $ (1) $ (3)
Total Dividends and Distributions
$ (2) $ (174) $ (1) $ (3) $ (1) $ (3)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 8,487 $ 8,249
Net realized gain (loss) on investments ...................................................................................................... 6,323 1,796
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(10,764) 30,455
Net Increase (Decrease) in Net Assets Resulting from Operations 4,046 40,500
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (11,172) (8,319)
Total Dividends and Distributions (11,172) (8,319)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
54,735 75,208
Total Increase (Decrease) in Net Assets 47,609 107,389
Net Assets
Beginning of period ..........................................................................................................................
324,480 217,091
End of period ................................................................................................................................
$ 372,089 $ 324,480
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 74,016 $ 1,026 $ 3,720
Reinvested .................................................................................... 9,352 528 1,288
Redeemed .....................................................................................
(27,202) (2,034) (5,959)
Net Increase (Decrease)
$ 56,166 $ (480) $ (951)
Shares:
Sold ......................................................................................... 6,459 89 321
Reinvested .................................................................................... 826 46 113
Redeemed .....................................................................................
(2,378) (176) (516)
Net Increase (Decrease)
4,907 (41) (82)
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 103,204 $ 1,113 $ 14,420
Reinvested .................................................................................... 6,409 600 1,293
Redeemed .....................................................................................
(32,865) (4,658) (14,308)
Net Increase (Decrease)
$ 76,748 $ (2,945) $ 1,405
Shares:
Sold ......................................................................................... 9,192 100 1,283
Reinvested .................................................................................... 589 55 118
Redeemed .....................................................................................
(2,924) (420) (1,271)
Net Increase (Decrease)
6,857 (265) 130
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (9,356) $ (528) $ (1,288)
Total Dividends and Distributions
$ (9,356) $ (528) $ (1,288)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (6,426) $ (600) $ (1,293)
Total Dividends and Distributions
$ (6,426) $ (600) $ (1,293)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 13,360 $ 15,535
Net realized gain (loss) on investments ...................................................................................................... 14,490 2,669
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(22,843) 68,218
Net Increase (Decrease) in Net Assets Resulting from Operations 5,007 86,422
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (17,421) (16,888)
Total Dividends and Distributions (17,421) (16,888)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
19,552 20,256
Total Increase (Decrease) in Net Assets 7,138 89,790
Net Assets
Beginning of period ..........................................................................................................................
540,148 450,358
End of period ................................................................................................................................
$ 547,286 $ 540,148
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 29,186 $ 1,940 $ 25,171
Reinvested .................................................................................... 10,891 1,181 5,349
Redeemed .....................................................................................
(33,201) (5,807) (15,158)
Net Increase (Decrease)
$ 6,876 $ (2,686) $ 15,362
Shares:
Sold ......................................................................................... 2,460 161 2,120
Reinvested .................................................................................... 930 100 454
Redeemed .....................................................................................
(2,817) (488) (1,278)
Net Increase (Decrease)
573 (227) 1,296
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 73,356 $ 3,488 $ 24,986
Reinvested .................................................................................... 10,067 1,282 5,538
Redeemed .....................................................................................
(48,755) (12,165) (37,541)
Net Increase (Decrease)
$ 34,668 $ (7,395) $ (7,017)
Shares:
Sold ......................................................................................... 6,405 303 2,165
Reinvested .................................................................................... 901 114 493
Redeemed .....................................................................................
(4,234) (1,059) (3,248)
Net Increase (Decrease)
3,072 (642) (590)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (10,891) $ (1,181) $ (5,349)
Total Dividends and Distributions
$ (10,891) $ (1,181) $ (5,349)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (10,068) $ (1,282) $ (5,538)
Total Dividends and Distributions
$ (10,068) $ (1,282) $ (5,538)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 21,969 $ 21,361
Net realized gain (loss) on investments ...................................................................................................... 21,346 6,201
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(36,899) 110,464
Net Increase (Decrease) in Net Assets Resulting from Operations 6,416 138,026
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (29,321) (24,655)
Total Dividends and Distributions (29,321) (24,655)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
82,635 132,003
Total Increase (Decrease) in Net Assets 59,730 245,374
Net Assets
Beginning of period ..........................................................................................................................
887,158 641,784
End of period ................................................................................................................................
$ 946,888 $ 887,158
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 117,648 $ 4,650 $ 32,886
Reinvested .................................................................................... 20,731 1,917 6,659
Redeemed .....................................................................................
(71,433) (10,975) (19,448)
Net Increase (Decrease)
$ 66,946 $ (4,408) $ 20,097
Shares:
Sold ......................................................................................... 9,164 363 2,576
Reinvested .................................................................................... 1,636 150 523
Redeemed .....................................................................................
(5,594) (852) (1,515)
Net Increase (Decrease)
5,206 (339) 1,584
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 207,331 $ 7,146 $ 50,349
Reinvested .................................................................................... 16,338 2,198 6,114
Redeemed .....................................................................................
(94,375) (21,499) (41,599)
Net Increase (Decrease)
$ 129,294 $ (12,155) $ 14,864
Shares:
Sold ......................................................................................... 16,687 572 4,037
Reinvested .................................................................................... 1,364 183 508
Redeemed .....................................................................................
(7,592) (1,769) (3,313)
Net Increase (Decrease)
10,459 (1,014) 1,232
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (20,745) $ (1,917) $ (6,659)
Total Dividends and Distributions
$ (20,745) $ (1,917) $ (6,659)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (16,343) $ (2,198) $ (6,114)
Total Dividends and Distributions
$ (16,343) $ (2,198) $ (6,114)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 23,758 $ 21,310
Net realized gain (loss) on investments ...................................................................................................... 27,597 6,885
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(47,660) 133,582
Net Increase (Decrease) in Net Assets Resulting from Operations 3,695 161,777
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (30,805) (25,153)
Total Dividends and Distributions (30,805) (25,153)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
139,337 199,947
Total Increase (Decrease) in Net Assets 112,227 336,571
Net Assets
Beginning of period ..........................................................................................................................
982,013 645,442
End of period ................................................................................................................................
$ 1,094,240 $ 982,013
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 140,147 $ 9,740 $ 70,432
Reinvested .................................................................................... 18,696 2,352 9,745
Redeemed .....................................................................................
(65,148) (20,793) (25,834)
Net Increase (Decrease)
$ 93,695 $ (8,701) $ 54,343
Shares:
Sold ......................................................................................... 10,570 727 5,310
Reinvested .................................................................................... 1,427 178 739
Redeemed .....................................................................................
(4,921) (1,561) (1,935)
Net Increase (Decrease)
7,076 (656) 4,114
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 275,734 $ 10,676 $ 51,981
Reinvested .................................................................................... 12,902 2,992 9,253
Redeemed .....................................................................................
(80,112) (34,001) (49,478)
Net Increase (Decrease)
$ 208,524 $ (20,333) $ 11,756
Shares:
Sold ......................................................................................... 21,671 837 4,077
Reinvested .................................................................................... 1,054 243 752
Redeemed .....................................................................................
(6,271) (2,677) (3,884)
Net Increase (Decrease)
16,454 (1,597) 945
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (18,708) $ (2,352) $ (9,745)
Total Dividends and Distributions
$ (18,708) $ (2,352) $ (9,745)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (12,908) $ (2,992) $ (9,253)
Total Dividends and Distributions
$ (12,908) $ (2,992) $ (9,253)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 16,721 $ 14,280
Net realized gain (loss) on investments ...................................................................................................... 20,811 6,559
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(37,240) 109,537
Net Increase (Decrease) in Net Assets Resulting from Operations 292 130,376
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (23,367) (18,442)
Total Dividends and Distributions (23,367) (18,442)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
78,660 114,753
Total Increase (Decrease) in Net Assets 55,585 226,687
Net Assets
Beginning of period ..........................................................................................................................
714,199 487,512
End of period ................................................................................................................................
$ 769,784 $ 714,199
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 79,538 $ 9,517 $ 42,438
Reinvested .................................................................................... 12,503 2,564 8,297
Redeemed .....................................................................................
(34,589) (14,793) (26,815)
Net Increase (Decrease)
$ 57,452 $ (2,712) $ 23,920
Shares:
Sold ......................................................................................... 5,592 667 2,990
Reinvested .................................................................................... 891 181 586
Redeemed .....................................................................................
(2,443) (1,043) (1,867)
Net Increase (Decrease)
4,040 (195) 1,709
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 133,296 $ 11,437 $ 50,422
Reinvested .................................................................................... 8,655 2,797 6,988
Redeemed .....................................................................................
(41,120) (27,607) (30,115)
Net Increase (Decrease)
$ 100,831 $ (13,373) $ 27,295
Shares:
Sold ......................................................................................... 9,846 842 3,697
Reinvested .................................................................................... 668 215 536
Redeemed .....................................................................................
(3,017) (2,051) (2,181)
Net Increase (Decrease)
7,497 (994) 2,052
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (12,506) $ (2,564) $ (8,297)
Total Dividends and Distributions
$ (12,506) $ (2,564) $ (8,297)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (8,656) $ (2,797) $ (6,989)
Total Dividends and Distributions
$ (8,656) $ (2,797) $ (6,989)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 16,976 $ 13,336
Net realized gain (loss) on investments ...................................................................................................... 27,269 8,802
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(48,265) 128,819
Net Increase (Decrease) in Net Assets Resulting from Operations (4,020) 150,957
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (25,549) (18,276)
Total Dividends and Distributions (25,549) (18,276)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
144,159 135,781
Total Increase (Decrease) in Net Assets 114,590 268,462
Net Assets
Beginning of period ..........................................................................................................................
780,673 512,211
End of period ................................................................................................................................
$ 895,263 $ 780,673
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 118,078 $ 10,243 $ 66,314
Reinvested .................................................................................... 13,924 2,422 9,198
Redeemed .....................................................................................
(41,556) (16,610) (17,854)
Net Increase (Decrease)
$ 90,446 $ (3,945) $ 57,658
Shares:
Sold ......................................................................................... 7,963 683 4,472
Reinvested .................................................................................... 950 164 621
Redeemed .....................................................................................
(2,830) (1,120) (1,191)
Net Increase (Decrease)
6,083 (273) 3,902
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 166,166 $ 11,819 $ 46,081
Reinvested .................................................................................... 8,480 2,267 7,529
Redeemed .....................................................................................
(53,103) (21,148) (32,310)
Net Increase (Decrease)
$ 121,543 $ (7,062) $ 21,300
Shares:
Sold ......................................................................................... 11,810 843 3,263
Reinvested .................................................................................... 638 169 561
Redeemed .....................................................................................
(3,769) (1,523) (2,256)
Net Increase (Decrease)
8,679 (511) 1,568
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (13,929) $ (2,422) $ (9,198)
Total Dividends and Distributions
$ (13,929) $ (2,422) $ (9,198)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (8,480) $ (2,267) $ (7,529)
Total Dividends and Distributions
$ (8,480) $ (2,267) $ (7,529)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 9,628 $ 7,742
Net realized gain (loss) on investments ...................................................................................................... 17,912 6,386
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(30,688) 87,202
Net Increase (Decrease) in Net Assets Resulting from Operations (3,148) 101,330
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (15,658) (11,431)
Total Dividends and Distributions (15,658) (11,431)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
53,696 62,958
Total Increase (Decrease) in Net Assets 34,890 152,857
Net Assets
Beginning of period ..........................................................................................................................
482,735 329,878
End of period ................................................................................................................................
$ 517,625 $ 482,735
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 33,504 $ 7,937 $ 39,099
Reinvested .................................................................................... 6,731 2,025 6,901
Redeemed .....................................................................................
(20,859) (12,073) (9,569)
Net Increase (Decrease)
$ 19,376 $ (2,111) $ 36,431
Shares:
Sold ......................................................................................... 2,163 504 2,521
Reinvested .................................................................................... 438 131 445
Redeemed .....................................................................................
(1,341) (784) (615)
Net Increase (Decrease)
1,260 (149) 2,351
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 74,065 $ 9,646 $ 38,735
Reinvested .................................................................................... 4,391 1,863 5,175
Redeemed .....................................................................................
(27,824) (19,798) (23,295)
Net Increase (Decrease)
$ 50,632 $ (8,289) $ 20,615
Shares:
Sold ......................................................................................... 5,045 658 2,641
Reinvested .................................................................................... 319 134 373
Redeemed .....................................................................................
(1,899) (1,385) (1,571)
Net Increase (Decrease)
3,465 (593) 1,443
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (6,732) $ (2,025) $ (6,901)
Total Dividends and Distributions
$ (6,732) $ (2,025) $ (6,901)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (4,393) $ (1,863) $ (5,175)
Total Dividends and Distributions
$ (4,393) $ (1,863) $ (5,175)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 8,051 $ 6,135
Net realized gain (loss) on investments ...................................................................................................... 17,614 6,005
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(29,663) 81,367
Net Increase (Decrease) in Net Assets Resulting from Operations (3,998) 93,507
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (13,677) (9,655)
Total Dividends and Distributions (13,677) (9,655)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
61,346 58,987
Total Increase (Decrease) in Net Assets 43,671 142,839
Net Assets
Beginning of period ..........................................................................................................................
431,490 288,651
End of period ................................................................................................................................
$ 475,161 $ 431,490
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 29,388 $ 7,983 $ 44,669
Reinvested .................................................................................... 5,348 1,795 6,534
Redeemed .....................................................................................
(16,376) (9,884) (8,111)
Net Increase (Decrease)
$ 18,360 $ (106) $ 43,092
Shares:
Sold ......................................................................................... 1,844 494 2,812
Reinvested .................................................................................... 337 112 409
Redeemed .....................................................................................
(1,022) (620) (510)
Net Increase (Decrease)
1,159 (14) 2,711
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 56,039 $ 10,244 $ 37,790
Reinvested .................................................................................... 3,427 1,497 4,730
Redeemed .....................................................................................
(20,198) (13,673) (20,869)
Net Increase (Decrease)
$ 39,268 $ (1,932) $ 21,651
Shares:
Sold ......................................................................................... 3,723 685 2,513
Reinvested .................................................................................... 244 106 334
Redeemed .....................................................................................
(1,331) (933) (1,389)
Net Increase (Decrease)
2,636 (142) 1,458
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (5,348) $ (1,795) $ (6,534)
Total Dividends and Distributions
$ (5,348) $ (1,795) $ (6,534)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (3,428) $ (1,497) $ (4,730)
Total Dividends and Distributions
$ (3,428) $ (1,497) $ (4,730)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 5,023 $ 3,541
Net realized gain (loss) on investments ...................................................................................................... 10,822 3,741
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(18,783) 48,038
Net Increase (Decrease) in Net Assets Resulting from Operations (2,938) 55,320
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,525) (5,417)
Total Dividends and Distributions (8,525) (5,417)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
41,698 53,389
Total Increase (Decrease) in Net Assets 30,235 103,292
Net Assets
Beginning of period ..........................................................................................................................
270,022 166,730
End of period ................................................................................................................................
$ 300,257 $ 270,022
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 23,154 $ 5,570 $ 27,845
Reinvested .................................................................................... 3,300 1,187 4,038
Redeemed .....................................................................................
(8,390) (8,862) (6,144)
Net Increase (Decrease)
$ 18,064 $ (2,105) $ 25,739
Shares:
Sold ......................................................................................... 1,404 334 1,686
Reinvested .................................................................................... 202 72 245
Redeemed .....................................................................................
(513) (540) (367)
Net Increase (Decrease)
1,093 (134) 1,564
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 44,534 $ 7,643 $ 28,811
Reinvested .................................................................................... 1,756 971 2,690
Redeemed .....................................................................................
(12,950) (9,824) (10,242)
Net Increase (Decrease)
$ 33,340 $ (1,210) $ 21,259
Shares:
Sold ......................................................................................... 2,860 494 1,860
Reinvested .................................................................................... 121 67 184
Redeemed .....................................................................................
(830) (651) (656)
Net Increase (Decrease)
2,151 (90) 1,388
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (3,300) $ (1,187) $ (4,038)
Total Dividends and Distributions
$ (3,300) $ (1,187) $ (4,038)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (1,756) $ (971) $ (2,690)
Total Dividends and Distributions
$ (1,756) $ (971) $ (2,690)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 2,675 $ 1,748
Net realized gain (loss) on investments ...................................................................................................... 5,720 1,937
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(9,864) 24,153
Net Increase (Decrease) in Net Assets Resulting from Operations (1,469) 27,838
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,464) (2,615)
Total Dividends and Distributions (4,464) (2,615)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
24,608 36,080
Total Increase (Decrease) in Net Assets 18,675 61,303
Net Assets
Beginning of period ..........................................................................................................................
143,126 81,823
End of period ................................................................................................................................
$ 161,801 $ 143,126
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 14,011 $ 3,768 $ 16,436
Reinvested .................................................................................... 1,774 583 2,104
Redeemed .....................................................................................
(4,596) (6,511) (2,961)
Net Increase (Decrease)
$ 11,189 $ (2,160) $ 15,579
Shares:
Sold ......................................................................................... 825 219 966
Reinvested .................................................................................... 105 34 123
Redeemed .....................................................................................
(272) (382) (170)
Net Increase (Decrease)
658 (129) 919
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 27,354 $ 6,229 $ 19,196
Reinvested .................................................................................... 884 445 1,286
Redeemed .....................................................................................
(7,196) (6,020) (6,098)
Net Increase (Decrease)
$ 21,042 $ 654 $ 14,384
Shares:
Sold ......................................................................................... 1,715 387 1,185
Reinvested .................................................................................... 59 29 85
Redeemed .....................................................................................
(448) (384) (378)
Net Increase (Decrease)
1,326 32 892
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (1,777) $ (583) $ (2,104)
Total Dividends and Distributions
$ (1,777) $ (583) $ (2,104)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (884) $ (445) $ (1,286)
Total Dividends and Distributions
$ (884) $ (445) $ (1,286)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 896 $ 496
Net realized gain (loss) on investments ...................................................................................................... 1,708 512
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(3,288) 7,173
Net Increase (Decrease) in Net Assets Resulting from Operations (684) 8,181
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,430) (712)
Total Dividends and Distributions (1,430) (712)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
14,439 16,123
Total Increase (Decrease) in Net Assets 12,325 23,592
Net Assets
Beginning of period ..........................................................................................................................
46,974 23,382
End of period ................................................................................................................................
$ 59,299 $ 46,974
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 9,576 $ 1,647 $ 6,518
Reinvested .................................................................................... 597 108 725
Redeemed .....................................................................................
(2,759) (1,222) (751)
Net Increase (Decrease)
$ 7,414 $ 533 $ 6,492
Shares:
Sold ......................................................................................... 625 107 415
Reinvested .................................................................................... 39 7 47
Redeemed .....................................................................................
(180) (80) (48)
Net Increase (Decrease)
484 34 414
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 10,704 $ 2,120 $ 9,051
Reinvested .................................................................................... 269 55 388
Redeemed .....................................................................................
(2,667) (1,155) (2,642)
Net Increase (Decrease)
$ 8,306 $ 1,020 $ 6,797
Shares:
Sold ......................................................................................... 731 144 614
Reinvested .................................................................................... 20 4 28
Redeemed .....................................................................................
(182) (81) (183)
Net Increase (Decrease)
569 67 459
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (597) $ (108) $ (725)
Total Dividends and Distributions
$ (597) $ (108) $ (725)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (269) $ (55) $ (388)
Total Dividends and Distributions
$ (269) $ (55) $ (388)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2070 Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 88 $ 21
Net realized gain (loss) on investments ...................................................................................................... 165 36
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(371) 423
Net Increase (Decrease) in Net Assets Resulting from Operations (118) 480
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (127) (20)
Total Dividends and Distributions (127) (20)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
3,195 2,962
Total Increase (Decrease) in Net Assets 2,950 3,422
Net Assets
Beginning of period ..........................................................................................................................
4,094 672
End of period ................................................................................................................................
$ 7,044 $ 4,094
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 956 $ 1,283 $ 2,467
Reinvested .................................................................................... 33 11 83
Redeemed .....................................................................................
(349) (37) (1,252)
Net Increase (Decrease)
$ 640 $ 1,257 $ 1,298
Shares:
Sold ......................................................................................... 71 104 188
Reinvested .................................................................................... 3 1 6
Redeemed .....................................................................................
(26) (3) (99)
Net Increase (Decrease)
48 102 95
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 977 $ 262 $ 2,393
Reinvested .................................................................................... 9 1 10
Redeemed .....................................................................................
(325) (58) (307)
Net Increase (Decrease)
$ 661 $ 205 $ 2,096
Shares:
Sold ......................................................................................... 78 21 200
Reinvested .................................................................................... 1 – 1
Redeemed .....................................................................................
(25) (5) (24)
Net Increase (Decrease)
54 16 177
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (33) $ (11) $ (83)
Total Dividends and Distributions
$ (33) $ (11) $ (83)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9) $ (1) $ (10)
Total Dividends and Distributions
$ (9) $ (1) $ (10)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 4,091 $ 3,898
Net realized gain (loss) on investments ...................................................................................................... 2,162 428
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(4,395) 14,475
Net Increase (Decrease) in Net Assets Resulting from Operations 1,858 18,801
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,946) (4,025)
Total Dividends and Distributions (4,946) (4,025)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
12,789 40,396
Total Increase (Decrease) in Net Assets 9,701 55,172
Net Assets
Beginning of period ..........................................................................................................................
159,722 104,550
End of period ................................................................................................................................
$ 169,423 $ 159,722
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 16,959 $ 1,306 $ 8,225
Reinvested .................................................................................... 3,473 257 1,215
Redeemed .....................................................................................
(11,468) (3,408) (3,770)
Net Increase (Decrease)
$ 8,964 $ (1,845) $ 5,670
Shares:
Sold ......................................................................................... 1,626 125 784
Reinvested .................................................................................... 339 25 118
Redeemed .....................................................................................
(1,107) (327) (356)
Net Increase (Decrease)
858 (177) 546
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 40,143 $ 1,473 $ 16,536
Reinvested .................................................................................... 2,676 350 998
Redeemed .....................................................................................
(10,954) (4,613) (6,213)
Net Increase (Decrease)
$ 31,865 $ (2,790) $ 11,321
Shares:
Sold ......................................................................................... 3,952 146 1,583
Reinvested .................................................................................... 271 35 100
Redeemed .....................................................................................
(1,078) (459) (610)
Net Increase (Decrease)
3,145 (278) 1,073
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (3,473) $ (258) $ (1,215)
Total Dividends and Distributions
$ (3,473) $ (258) $ (1,215)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (2,676) $ (350) $ (999)
Total Dividends and Distributions
$ (2,676) $ (350) $ (999)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 13,661 $ 24,472
Net realized gain (loss) on investments ...................................................................................................... 12,194 13,993
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(15,928) 83,966
Net Increase (Decrease) in Net Assets Resulting from Operations 9,927 122,431
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (34,250) (20,088)
Total Dividends and Distributions (34,250) (20,088)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(44,611) (76,139)
Total Increase (Decrease) in Net Assets (68,934) 26,204
Net Assets
Beginning of period ..........................................................................................................................
790,991 764,787
End of period ................................................................................................................................
$ 722,057 $ 790,991
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 1,417 $ 9,747 $ 14,551 $ 15 $ 6,791 $ 19 $ 10,481
Reinvested .......................................... 1,479 10,362 20,392 – 885 – 1,053
Redeemed ...........................................
(2,426) (22,208) (73,951) (4,589) (2,819) (7,546) (8,264)
Net Increase (Decrease)
$ 470 $ (2,099) $ (39,008) $ (4,574) $ 4,857 $ (7,527) $ 3,270
Shares:
Sold ............................................... 123 872 1,287 1 592 1 902
Reinvested .......................................... 130 932 1,821 – 80 – 94
Redeemed ...........................................
(211) (1,973) (6,501) (391) (251) (647) (729)
Net Increase (Decrease)
42 (169) (3,393) (390) 421 (646) 267
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 1,530 $ 20,038 $ 23,292 $ 711 $ 1,157 $ 989 $ 4,956
Reinvested .......................................... 823 5,625 12,417 88 423 179 486
Redeemed ...........................................
(5,790) (31,389) (93,002) (1,124) (5,406) (1,964) (10,178)
Net Increase (Decrease)
$ (3,437) $ (5,726) $ (57,293) $ (325) $ (3,826) $ (796) $ (4,736)
Shares:
Sold ............................................... 135 1,802 2,067 64 105 89 436
Reinvested .......................................... 75 520 1,139 8 39 16 45
Redeemed ...........................................
(516) (2,830) (8,359) (100) (488) (177) (908)
Net Increase (Decrease)
(306) (508) (5,153) (28) (344) (72) (427)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (1,543) $ (10,375) $ (20,392) $ – $ (887) $ – $ (1,053)
Total Dividends and Distributions
$ (1,543) $ (10,375) $ (20,392) $ – $ (887) $ – $ (1,053)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (857) $ (5,636) $ (12,418) $ (88) $ (424) $ (179) $ (486)
Total Dividends and Distributions
$ (857) $ (5,636) $ (12,418) $ (88) $ (424) $ (179) $ (486)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 68,406 $ 138,659
Net realized gain (loss) on investments ...................................................................................................... 6,585 225,871
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(178,547) 1,232,971
Net Increase (Decrease) in Net Assets Resulting from Operations (103,556) 1,597,501
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (175,826) (155,342)
Total Dividends and Distributions (175,826) (155,342)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(57,995) 22,183
Total Increase (Decrease) in Net Assets (337,377) 1,464,342
Net Assets
Beginning of period ..........................................................................................................................
6,616,460 5,152,118
End of period ................................................................................................................................
$ 6,279,083 $ 6,616,460
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .......................... $ 8,997 $ 744 $ 2,501 $ 434,623 $ 16 $ 7,221 $ 60 $ 18,592 $ 181,957
Reinvested ..................... 4,821 327 3,600 96,876 – 784 – 2,326 59,437
Redeemed ......................
(20,427) (3,051) (9,886) (572,225) (2,121) (5,198) (12,048) (14,761) (241,160)
Net Increase (Decrease)
$ (6,609) $ (1,980) $ (3,785) $ (40,726) $ (2,105) $ 2,807 $ (11,988) $ 6,157 $ 234
Shares:
Sold .......................... 314 27 91 15,144 1 255 2 652 6,312
Reinvested ..................... 171 12 133 3,440 – 29 – 86 2,111
Redeemed ......................
(712) (109) (358) (20,025) (71) (188) (415) (537) (8,392)
Net Increase (Decrease)
(227) (70) (134) (1,441) (70) 96 (413) 201 31
Year Ended October 31, 2024
Dollars:
Sold .......................... $ 21,205 $ 1,777 $ 3,507 $ 962,078 $ 297 $ 5,903 $ 2,086 $ 11,377 $ 494,692
Reinvested ..................... 4,259 252 3,264 86,142 38 602 277 1,931 50,939
Redeemed ......................
(52,751) (8,080) (19,761) (930,311) (713) (10,092) (4,415) (31,311) (571,009)
Net Increase (Decrease)
$ (27,287) $ (6,051) $ (12,990) $ 117,909 $ (378) $ (3,587) $ (2,052) $ (18,003) $ (25,378)
Shares:
Sold .......................... 777 67 130 35,493 11 219 79 430 17,541
Reinvested ..................... 151 9 120 3,052 1 22 10 72 1,805
Redeemed ......................
(1,944) (304) (752) (33,858) (26) (381) (168) (1,221) (20,661)
Net Increase (Decrease)
(1,016) (228) (502) 4,687 (14) (140) (79) (719) (1,315)
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net
realized gain on investments ......... $ (4,975) $ (334) $ (3,606) $ (101,186) $ – $ (792) $ – $ (2,327) $ (62,606)
Total Dividends and Distributions
$ (4,975) $ (334) $ (3,606) $ (101,186) $ – $ (792) $ – $ (2,327) $ (62,606)
Year Ended October 31, 2024
From net investment income and net
realized gain on investments ......... $ (4,416) $ (257) $ (3,268) $ (89,996) $ (38) $ (608) $ (277) $ (1,931) $ (54,551)
Total Dividends and Distributions
$ (4,416) $ (257) $ (3,268) $ (89,996) $ (38) $ (608) $ (277) $ (1,931) $ (54,551)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 62,651 $ 83,479
Net realized gain (loss) on investments ...................................................................................................... 273,606 231,149
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(311,272) 660,365
Net Increase (Decrease) in Net Assets Resulting from Operations 24,985 974,993
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (284,939) (82,045)
Total Dividends and Distributions (284,939) (82,045)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
63,738 (269,515)
Total Increase (Decrease) in Net Assets (196,216) 623,433
Net Assets
Beginning of period ..........................................................................................................................
4,617,697 3,994,264
End of period ................................................................................................................................
$ 4,421,481 $ 4,617,697
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 53,110 $ 7,321 $ 89,066 $ 24,730 $ 10 $ 3,517 $ 329 $ 14,457
Reinvested ............................... 127,994 6,566 102,742 42,643 – 1,518 – 2,269
Redeemed ................................
(163,981) (23,022) (130,696) (72,006) (2,084) (5,183) (12,254) (3,308)
Net Increase (Decrease)
$ 17,123 $ (9,135) $ 61,112 $ (4,633) $ (2,074) $ (148) $ (11,925) $ 13,418
Shares:
Sold .................................... 3,224 458 5,691 1,537 1 212 20 862
Reinvested ............................... 7,896 417 6,680 2,697 – 97 – 144
Redeemed ................................
(9,977) (1,441) (8,403) (4,480) (123) (322) (721) (207)
Net Increase (Decrease)
1,143 (566) 3,968 (246) (122) (13) (701) 799
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 100,375 $ 12,894 $ 225,432 $ 56,591 $ 493 $ 2,953 $ 1,524 $ 3,545
Reinvested ............................... 36,007 1,304 29,268 13,947 28 332 182 558
Redeemed ................................
(301,056) (56,807) (214,148) (162,715) (821) (3,143) (1,393) (14,865)
Net Increase (Decrease)
$ (164,674) $ (42,609) $ 40,552 $ (92,177) $ (300) $ 142 $ 313 $ (10,762)
Shares:
Sold .................................... 6,269 829 14,822 3,598 32 189 97 232
Reinvested ............................... 2,275 87 1,936 899 2 22 12 36
Redeemed ................................
(18,815) (3,659) (14,051) (10,560) (53) (205) (89) (949)
Net Increase (Decrease)
(10,271) (2,743) 2,707 (6,063) (19) 6 20 (681)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (129,053) $ (6,597) $ (102,853) $ (42,649) $ – $ (1,518) $ – $ (2,269)
Total Dividends and Distributions
$ (129,053) $ (6,597) $ (102,853) $ (42,649) $ – $ (1,518) $ – $ (2,269)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (36,331) $ (1,307) $ (29,356) $ (13,951) $ (28) $ (332) $ (182) $ (558)
Total Dividends and Distributions
$ (36,331) $ (1,307) $ (29,356) $ (13,951) $ (28) $ (332) $ (182) $ (558)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 29,892 $ 45,446
Net realized gain (loss) on investments ...................................................................................................... 67,631 42,413
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(76,077) 231,335
Net Increase (Decrease) in Net Assets Resulting from Operations 21,446 319,194
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (51,564) (44,985)
Total Dividends and Distributions (51,564) (44,985)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(53,801) (33,721)
Total Increase (Decrease) in Net Assets (83,919) 240,488
Net Assets
Beginning of period ..........................................................................................................................
1,858,843 1,618,355
End of period ................................................................................................................................
$ 1,774,924 $ 1,858,843
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 16,563 $ 1,854 $ 44,861 $ 16,018 $ 71 $ 2,122 $ 542 $ 11,979
Reinvested ............................... 13,933 870 29,475 6,025 – 336 – 787
Redeemed ................................
(52,168) (8,103) (94,315) (27,728) (1,565) (1,879) (11,078) (2,401)
Net Increase (Decrease)
$ (21,672) $ (5,379) $ (19,979) $ (5,685) $ (1,494) $ 579 $ (10,536) $ 10,365
Shares:
Sold .................................... 1,327 150 3,665 1,297 6 170 44 954
Reinvested ............................... 1,128 71 2,429 494 – 28 – 65
Redeemed ................................
(4,176) (658) (7,722) (2,251) (125) (154) (880) (195)
Net Increase (Decrease)
(1,721) (437) (1,628) (460) (119) 44 (836) 824
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 34,026 $ 3,495 $ 166,428 $ 46,320 $ 148 $ 3,106 $ 837 $ 1,239
Reinvested ............................... 12,396 752 25,204 5,521 27 230 241 484
Redeemed ................................
(95,703) (20,896) (150,444) (57,006) (309) (2,130) (1,620) (6,067)
Net Increase (Decrease)
$ (49,281) $ (16,649) $ 41,188 $ (5,165) $ (134) $ 1,206 $ (542) $ (4,344)
Shares:
Sold .................................... 2,808 293 14,077 3,905 12 268 71 105
Reinvested ............................... 1,032 64 2,131 465 2 19 20 41
Redeemed ................................
(7,954) (1,755) (12,677) (4,813) (26) (181) (137) (513)
Net Increase (Decrease)
(4,114) (1,398) 3,531 (443) (12) 106 (46) (367)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (14,042) $ (873) $ (29,501) $ (6,025) $ – $ (336) $ – $ (787)
Total Dividends and Distributions
$ (14,042) $ (873) $ (29,501) $ (6,025) $ – $ (336) $ – $ (787)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (12,507) $ (753) $ (25,222) $ (5,521) $ (27) $ (230) $ (241) $ (484)
Total Dividends and Distributions
$ (12,507) $ (753) $ (25,222) $ (5,521) $ (27) $ (230) $ (241) $ (484)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 35,867 $ 40,946
Net realized gain (loss) on investments ...................................................................................................... 226,973 210,126
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(267,439) 516,851
Net Increase (Decrease) in Net Assets Resulting from Operations (4,599) 767,923
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (228,049) (39,200)
Total Dividends and Distributions (228,049) (39,200)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
100,162 (215,941)
Total Increase (Decrease) in Net Assets (132,486) 512,782
Net Assets
Beginning of period ..........................................................................................................................
3,215,574 2,702,792
End of period ................................................................................................................................
$ 3,083,088 $ 3,215,574
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 32,303 $ 4,746 $ 78,469 $ 23,642 $ 3 $ 1,423 $ 293 $ 8,105
Reinvested ............................... 117,386 5,814 67,637 32,659 – 755 – 2,410
Redeemed ................................
(120,025) (16,322) (70,745) (58,239) (672) (1,589) (5,656) (2,235)
Net Increase (Decrease)
$ 29,664 $ (5,762) $ 75,361 $ (1,938) $ (669) $ 589 $ (5,363) $ 8,280
Shares:
Sold .................................... 1,659 274 4,222 1,239 – 74 15 414
Reinvested ............................... 6,091 340 3,720 1,754 – 42 – 131
Redeemed ................................
(6,138) (936) (3,889) (3,038) (34) (86) (279) (117)
Net Increase (Decrease)
1,612 (322) 4,053 (45) (34) 30 (264) 428
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 61,935 $ 7,919 $ 115,547 $ 44,639 $ 63 $ 1,825 $ 1,384 $ 1,981
Reinvested ............................... 19,831 428 11,443 6,751 7 92 57 380
Redeemed ................................
(225,862) (36,867) (119,578) (98,718) (816) (1,830) (1,596) (4,956)
Net Increase (Decrease)
$ (144,096) $ (28,520) $ 7,412 $ (47,328) $ (746) $ 87 $ (155) $ (2,595)
Shares:
Sold .................................... 3,287 471 6,433 2,453 4 100 76 109
Reinvested ............................... 1,110 27 677 391 – 5 3 22
Redeemed ................................
(11,987) (2,194) (6,657) (5,443) (44) (104) (85) (272)
Net Increase (Decrease)
(7,590) (1,696) 453 (2,599) (40) 1 (6) (141)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (118,702) $ (5,821) $ (67,683) $ (32,678) $ – $ (755) $ – $ (2,410)
Total Dividends and Distributions
$ (118,702) $ (5,821) $ (67,683) $ (32,678) $ – $ (755) $ – $ (2,410)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (20,029) $ (429) $ (11,449) $ (6,757)
$
(7) $ (92) $ (57) $ (380)
Total Dividends and Distributions
$ (20,029) $ (429) $ (11,449) $ (6,757) $ (7) $ (92) $ (57) $ (380)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 43,228 $ 72,515
Net realized gain (loss) on investments ...................................................................................................... 34,015 31,654
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(43,179) 259,272
Net Increase (Decrease) in Net Assets Resulting from Operations 34,064 363,441
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (44,567) (72,438)
Total Dividends and Distributions (44,567) (72,438)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(115,367) (195,176)
Total Increase (Decrease) in Net Assets (125,870) 95,827
Net Assets
Beginning of period ..........................................................................................................................
2,352,136 2,256,309
End of period ................................................................................................................................
$ 2,226,266 $ 2,352,136
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 26,216 $ 2,354 $ 30,054 $ 28,316 $ 6 $ 1,423 $ 215 $ 7,197
Reinvested ............................... 16,779 987 22,431 3,620 – 61 – 417
Redeemed ................................
(94,125) (16,528) (103,318) (26,427) (1,189) (2,230) (4,383) (7,243)
Net Increase (Decrease)
$ (51,130) $ (13,187) $ (50,833) $ 5,509 $ (1,183) $ (746) $ (4,168) $ 371
Shares:
Sold .................................... 2,159 196 2,502 2,338 1 117 18 591
Reinvested ............................... 1,386 83 1,873 300 – 5 – 35
Redeemed ................................
(7,750) (1,377) (8,608) (2,186) (98) (184) (359) (597)
Net Increase (Decrease)
(4,205) (1,098) (4,233) 452 (97) (62) (341) 29
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 58,785 $ 4,621 $ 86,906 $ 31,857 $ 518 $ 537 $ 970 $ 15,483
Reinvested ............................... 27,798 1,914 35,935 5,683 60 88 109 425
Redeemed ................................
(203,962) (37,896) (174,102) (42,606) (2,110) (962) (754) (4,473)
Net Increase (Decrease)
$ (117,379) $ (31,361) $ (51,261) $ (5,066) $ (1,532) $ (337) $ 325 $ 11,435
Shares:
Sold .................................... 4,969 396 7,460 2,702 44 46 83 1,327
Reinvested ............................... 2,366 165 3,089 485 5 8 9 36
Redeemed ................................
(17,314) (3,250) (14,958) (3,623) (172) (83) (65) (377)
Net Increase (Decrease)
(9,979) (2,689) (4,409) (436) (123) (29) 27 986
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (16,970) $ (995) $ (22,500) $ (3,624) $ – $ (61) $ – $ (417)
Total Dividends and Distributions
$ (16,970) $ (995) $ (22,500) $ (3,624) $ – $ (61) $ – $ (417)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (28,112) $ (1,929) $ (36,025) $ (5,690) $ (60) $ (88) $ (109) $ (425)
Total Dividends and Distributions
$ (28,112) $ (1,929) $ (36,025) $ (5,690) $ (60) $ (88) $ (109) $ (425)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 22,735 $ 20,552
Net realized gain (loss) on investments ...................................................................................................... 192,722 141,480
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(225,187) 416,929
Net Increase (Decrease) in Net Assets Resulting from Operations (9,730) 578,961
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (158,298) (25,955)
Total Dividends and Distributions (158,298) (25,955)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
69,081 (138,098)
Total Increase (Decrease) in Net Assets (98,947) 414,908
Net Assets
Beginning of period ..........................................................................................................................
2,267,084 1,852,176
End of period ................................................................................................................................
$ 2,168,137 $ 2,267,084
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 30,912 $ 4,796 $ 41,934 $ 23,268 $ 6 $ 1,425 $ 1,680 $ 6,488
Reinvested ............................... 87,169 4,968 36,684 25,538 – 521 – 2,287
Redeemed ................................
(83,917) (11,654) (43,326) (47,786) (557) (1,064) (6,746) (3,545)
Net Increase (Decrease)
$ 34,164 $ (1,890) $ 35,292 $ 1,020 $ (551) $ 882 $ (5,066) $ 5,230
Shares:
Sold .................................... 1,356 246 1,938 1,036 – 64 74 285
Reinvested ............................... 3,893 262 1,734 1,184 – 25 – 108
Redeemed ................................
(3,686) (600) (2,027) (2,173) (23) (48) (289) (164)
Net Increase (Decrease)
1,563 (92) 1,645 47 (23) 41 (215) 229
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 47,868 $ 8,058 $ 69,350 $ 43,744 $ 50 $ 1,533 $ 986 $ 5,245
Reinvested ............................... 13,927 405 5,963 5,025 4 75 77 305
Redeemed ................................
(159,566) (23,377) (68,544) (80,248) (77) (3,013) (3,077) (2,811)
Net Increase (Decrease)
$ (97,771) $ (14,914) $ 6,769 $ (31,479) $ (23) $ (1,405) $ (2,014) $ 2,739
Shares:
Sold .................................... 2,198 432 3,345 2,082 2 75 49 255
Reinvested ............................... 681 23 308 255 – 4 4 16
Redeemed ................................
(7,289) (1,247) (3,284) (3,841) (4) (144) (146) (135)
Net Increase (Decrease)
(4,410) (792) 369 (1,504) (2) (65) (93) 136
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (88,237) $ (4,979) $ (36,733) $ (25,541) $ – $ (521) $ – $ (2,287)
Total Dividends and Distributions
$ (88,237) $ (4,979) $ (36,733) $ (25,541) $ – $ (521) $ – $ (2,287)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (14,094) $ (407) $ (5,965) $ (5,028) $ (4) $ (75) $ (77) $ (305)
Total Dividends and Distributions
$ (14,094) $ (407) $ (5,965) $ (5,028) $ (4) $ (75) $ (77) $ (305)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 61,917 $ 107,537
Net realized gain (loss) on investments and futures ......................................................................................... (8,771) 5,375
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
37,010 97,726
Net Increase (Decrease) in Net Assets Resulting from Operations 90,156 210,638
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (61,413) (107,614)
Total Dividends and Distributions (61,413) (107,614)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(61,658) 370,899
Total Increase (Decrease) in Net Assets (32,915) 473,923
Net Assets
Beginning of period ..........................................................................................................................
3,328,574 2,854,651
End of period ................................................................................................................................
$ 3,295,659 $ 3,328,574
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 82,171 $ 2,361 $ 8,304 $ 340,700 $ 2 $ 8,201 $ 8 $ 5,253
Reinvested ............................... 5,508 189 1,933 52,404 – 164 – 186
Redeemed ................................
(83,506) (3,474) (13,562) (451,399) (443) (7,802) (5,760) (3,096)
Net Increase (Decrease)
$ 4,173 $ (924) $ (3,325) $ (58,295) $ (441) $ 563 $ (5,752) $ 2,343
Shares:
Sold .................................... 6,839 196 691 28,364 – 681 – 439
Reinvested ............................... 457 16 161 4,355 – 14 – 15
Redeemed ................................
(6,951) (289) (1,129) (37,607) (37) (648) (481) (257)
Net Increase (Decrease)
345 (77) (277) (4,888) (37) 47 (481) 197
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 155,163 $ 4,055 $ 10,419 $ 1,026,130 $ 97 $ 5,416 $ 11,107 $ 1,324
Reinvested ............................... 10,287 384 3,887 90,131 13 295 306 290
Redeemed ................................
(177,177) (7,038) (23,863) (713,257) (108) (6,994) (17,353) (2,615)
Net Increase (Decrease)
$ (11,727) $ (2,599) $ (9,557) $ 403,004 $ 2 $ (1,283) $ (5,940) $ (1,001)
Shares:
Sold .................................... 13,057 342 878 86,242 8 456 945 112
Reinvested ............................... 865 32 327 7,581 1 25 26 24
Redeemed ................................
(14,933) (594) (2,012) (60,107) (9) (590) (1,469) (221)
Net Increase (Decrease)
(1,011) (220) (807) 33,716 – (109) (498) (85)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (5,695) $ (194) $ (1,963) $ (53,195) $ (1) $ (169) $ (9) $ (187)
Total Dividends and Distributions
$ (5,695) $ (194) $ (1,963) $ (53,195) $ (1) $ (169) $ (9) $ (187)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (10,722) $ (399) $ (3,941) $ (91,635) $ (13) $ (305) $ (309) $ (290)
Total Dividends and Distributions
$ (10,722) $ (399) $ (3,941) $ (91,635) $ (13) $ (305) $ (309) $ (290)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 3,897 $ 6,456
Net realized gain (loss) on investments ...................................................................................................... 68,253 31,476
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(254,406) 284,959
Net Increase (Decrease) in Net Assets Resulting from Operations (182,256) 322,891
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (43,642) (35,909)
Total Dividends and Distributions (43,642) (35,909)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(129,113) 931,600
Total Increase (Decrease) in Net Assets (355,011) 1,218,582
Net Assets
Beginning of period ..........................................................................................................................
2,280,212 1,061,630
End of period ................................................................................................................................
$ 1,925,201 $ 2,280,212
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold .................................... $ 6,094 $ 2,891 $ 89,163 $ 7 $ 2,371 $ 48 $ 33,888 $ 44,114
Reinvested ............................... 4,753 4,051 13,737 – 289 – 1,347 19,398
Redeemed ................................
(23,480) (12,653) (147,600) (1,356) (3,135) (32,502) (16,626) (113,912)
Net Increase (Decrease)
$ (12,633) $ (5,711) $ (44,700) $ (1,349) $ (475) $ (32,454) $ 18,609 $ (50,400)
Shares:
Sold .................................... 239 121 3,310 – 90 1 1,122 1,588
Reinvested ............................... 186 168 484 – 11 – 48 682
Redeemed ................................
(917) (532) (5,168) (54) (126) (1,106) (592) (4,021)
Net Increase (Decrease)
(492) (243) (1,374) (54) (25) (1,105) 578 (1,751)
Year Ended October 31, 2024
Dollars:
Sold .................................... $ 13,944 $ 6,706 $ 552,902 $ 105 $ 4,677 $ 2,063 $ 4,861 $ 777,454
Reinvested ............................... 7,874 6,386 11,770 40 458 1,014 1,268 6,999
Redeemed ................................
(42,718) (25,526) (308,730) (254) (7,329) (12,403) (9,416) (60,545)
Net Increase (Decrease)
$ (20,900) $ (12,434) $ 255,942 $ (109) $ (2,194) $ (9,326) $ (3,287) $ 723,908
Shares:
Sold .................................... 561 285 20,333 5 192 80 182 27,465
Reinvested ............................... 327 280 440 2 19 40 48 261
Redeemed ................................
(1,721) (1,086) (11,222) (11) (299) (479) (349) (2,167)
Net Increase (Decrease)
(833) (521) 9,551 (4) (88) (359) (119) 25,559
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on
investments ............................... $ (4,787) $ (4,058) $ (13,755) $ – $ (294) $ – $ (1,347) $ (19,401)
Total Dividends and Distributions
$ (4,787) $ (4,058) $ (13,755) $ – $ (294) $ – $ (1,347) $ (19,401)
Year Ended October 31, 2024
From net investment income and net realized gain on
investments ............................... $ (7,925) $ (6,398) $ (11,798) $ (40) $ (464) $ (1,014) $ (1,268) $ (7,002)
Total Dividends and Distributions
$ (7,925) $ (6,398) $ (11,798) $ (40) $ (464) $ (1,014) $ (1,268) $ (7,002)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ (2,722) $ (5,963)
Net realized gain (loss) on investments and futures ......................................................................................... 73,554 221,027
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(282,122) 463,693
Net Increase (Decrease) in Net Assets Resulting from Operations (211,290) 678,757
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (168,493) –
Total Dividends and Distributions (168,493) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
91,622 (573,772)
Total Increase (Decrease) in Net Assets (288,161) 104,985
Net Assets
Beginning of period ..........................................................................................................................
2,124,552 2,019,567
End of period ................................................................................................................................
$ 1,836,391 $ 2,124,552
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 4,076 $ 15,218 $ 42 $ 2,760 $ 694 $ 11,899 $ 161,025
Reinvested .......................................... 8,939 6,923 – 1,651 – 2,668 143,534
Redeemed ...........................................
(6,106) (37,577) (1,656) (2,616) (9,985) (5,331) (204,536)
Net Increase (Decrease)
$ 6,909 $ (15,436) $ (1,614) $ 1,795 $ (9,291) $ 9,236 $ 100,023
Shares:
Sold ............................................... 467 1,073 4 238 50 806 10,676
Reinvested .......................................... 1,073 464 – 156 – 202 9,578
Redeemed ...........................................
(739) (2,553) (144) (247) (712) (394) (14,147)
Net Increase (Decrease)
801 (1,016) (140) 147 (662) 614 6,107
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 6,795 $ 32,965 $ 229 $ 3,604 $ 1,913 $ 3,761 $ 297,493
Redeemed ...........................................
(13,665) (94,800) (397) (4,154) (4,742) (7,661) (795,113)
Net Increase (Decrease)
$ (6,870) $ (61,835) $ (168) $ (550) $ (2,829) $ (3,900) $ (497,620)
Shares:
Sold ............................................... 791 2,387 23 327 159 292 20,444
Redeemed ...........................................
(1,598) (6,631) (41) (391) (385) (598) (53,459)
Net Increase (Decrease)
(807) (4,244) (18) (64) (226) (306) (33,015)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (8,967) $ (8,625) $ – $ (1,651) $ – $ (2,668) $ (146,582)
Total Dividends and Distributions
$ (8,967) $ (8,625) $ – $ (1,651) $ – $ (2,668) $ (146,582)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ – $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ – $ –
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 10,186 $ 16,944
Net realized gain (loss) on investments and futures ......................................................................................... 36,852 111,048
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(208,080) 173,650
Net Increase (Decrease) in Net Assets Resulting from Operations (161,042) 301,642
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (110,194) (52,576)
Total Dividends and Distributions (110,194) (52,576)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
273,307 (75,034)
Total Increase (Decrease) in Net Assets 2,071 174,032
Net Assets
Beginning of period ..........................................................................................................................
1,217,075 1,043,043
End of period ................................................................................................................................
$ 1,219,146 $ 1,217,075
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 8,050 $ 24,446 $ 26 $ 12,628 $ 284 $ 39,416 $ 335,812
Reinvested .......................................... 16,784 17,500 – 5,606 – 9,201 60,862
Redeemed ...........................................
(15,403) (65,173) (6,078) (12,983) (29,296) (24,047) (104,328)
Net Increase (Decrease)
$ 9,431 $ (23,227) $ (6,052) $ 5,251 $ (29,012) $ 24,570 $ 292,346
Shares:
Sold ............................................... 346 948 1 449 9 1,295 12,526
Reinvested .......................................... 710 673 – 209 – 334 2,342
Redeemed ...........................................
(661) (2,451) (207) (499) (930) (889) (4,025)
Net Increase (Decrease)
395 (830) (206) 159 (921) 740 10,843
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 14,933 $ 65,714 $ 1,074 $ 10,054 $ 7,137 $ 14,362 $ 130,087
Reinvested .......................................... 8,208 10,238 220 2,716 1,105 3,730 26,237
Redeemed ...........................................
(27,859) (101,572) (2,488) (26,163) (11,829) (29,237) (171,701)
Net Increase (Decrease)
$ (4,718) $ (25,620) $ (1,194) $ (13,393) $ (3,587) $ (11,145) $ (15,377)
Shares:
Sold ............................................... 622 2,533 43 375 265 526 4,997
Reinvested .......................................... 348 398 9 103 41 138 1,021
Redeemed ...........................................
(1,171) (3,903) (99) (976) (435) (1,063) (6,586)
Net Increase (Decrease)
(201) (972) (47) (498) (129) (399) (568)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (16,837) $ (17,682) $ – $ (5,606) $ – $ (9,201) $ (60,868)
Total Dividends and Distributions
$ (16,837) $ (17,682) $ – $ (5,606) $ – $ (9,201) $ (60,868)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (8,236) $ (10,331) $ (220) $ (2,717) $ (1,105) $ (3,730) $ (26,237)
Total Dividends and Distributions
$ (8,236) $ (10,331) $ (220) $ (2,717) $ (1,105) $ (3,730) $ (26,237)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Period Ended
April 30, 2025
(a), (b)
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 8,500 $ 17,773
Net realized gain (loss) on investments and futures ......................................................................................... 33,032 125,323
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(161,033) 161,934
Net Increase (Decrease) in Net Assets Resulting from Operations (119,501) 305,030
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (116,138) (44,101)
Total Dividends and Distributions (116,138) (44,101)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
132,798 (310,680)
Total Increase (Decrease) in Net Assets (102,841) (49,751)
Net Assets
Beginning of period ..........................................................................................................................
1,118,680 1,168,431
End of period ................................................................................................................................
$ 1,015,839 $ 1,118,680
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2025
(a), (b)
Dollars:
Sold ............................................... $ 1,198 $ 27,540 $ 7 $ 1,497 $ 8 $ 5,053 $ 117,788
Reinvested .......................................... 2,442 16,350 – 564 – 925 94,732
Redeemed ...........................................
(5,281) (41,530) (682) (1,083) (3,939) (2,639) (80,152)
Net Increase (Decrease)
$ (1,641) $ 2,360 $ (675) $ 978 $ (3,931) $ 3,339 $ 132,368
Shares:
Sold ............................................... 109 2,274 1 134 – 392 10,081
Reinvested .......................................... 222 1,417 – 53 – 83 8,212
Redeemed ...........................................
(475) (3,409) (59) (101) (299) (220) (6,826)
Net Increase (Decrease)
(144) 282 (58) 86 (299) 255 11,467
Year Ended October 31, 2024
Dollars:
Sold ............................................... $ 3,213 $ 87,462 $ 108 $ 1,142 $ 1,001 $ 901 $ 330,671
Reinvested .......................................... 671 8,034 22 165 90 317 34,556
Redeemed ...........................................
(4,116) (158,133) (282) (2,260) (845) (7,229) (606,168)
Net Increase (Decrease)
$ (232) $ (62,637) $ (152) $ (953) $ 246 $ (6,011) $ (240,941)
Shares:
Sold ............................................... 271 7,421 11 102 87 77 27,496
Reinvested .......................................... 58 663 2 15 8 27 2,853
Redeemed ...........................................
(358) (13,211) (28) (200) (73) (626) (49,029)
Net Increase (Decrease)
(29) (5,127) (15) (83) 22 (522) (18,680)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
(a), (b)
From net investment income and net realized gain on investments ... $ (2,444) $ (17,305) $ – $ (564) $ – $ (925) $ (94,900)
Total Dividends and Distributions
$ (2,444) $ (17,305) $ – $ (564) $ – $ (925) $ (94,900)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ... $ (672) $ (8,248) $ (22) $ (165) $ (90) $ (317) $ (34,587)
Total Dividends and Distributions
$ (672) $ (8,248) $ (22) $ (165) $ (90) $ (317) $ (34,587)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 9,661 $ 19,481
Net realized gain (loss) on investments ...................................................................................................... (2,751) (5,222)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(11,919) 37,240
Net Increase (Decrease) in Net Assets Resulting from Operations (5,009) 51,499
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,880) (19,821)
Total Dividends and Distributions (9,880) (19,821)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(42,964) (8,804)
Total Increase (Decrease) in Net Assets (57,853) 22,874
Net Assets
Beginning of period ..........................................................................................................................
567,423 544,549
End of period ................................................................................................................................
$ 509,570 $ 567,423
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2025
Dollars:
Sold ......................................................................................... $ 18,797 $ 593 $ 47,166
Reinvested .................................................................................... 4,057 160 5,218
Redeemed .....................................................................................
(33,933) (3,497) (81,525)
Net Increase (Decrease)
$ (11,079) $ (2,744) $ (29,141)
Shares:
Sold ......................................................................................... 2,822 89 7,068
Reinvested .................................................................................... 608 24 780
Redeemed .....................................................................................
(5,094) (520) (12,209)
Net Increase (Decrease)
(1,664) (407) (4,361)
Year Ended October 31, 2024
Dollars:
Sold ......................................................................................... $ 44,064 $ 2,004 $ 103,412
Reinvested .................................................................................... 8,237 381 10,082
Redeemed .....................................................................................
(71,489) (5,742) (99,753)
Net Increase (Decrease)
$ (19,188) $ (3,357) $ 13,741
Shares:
Sold ......................................................................................... 6,537 296 15,353
Reinvested .................................................................................... 1,221 56 1,492
Redeemed .....................................................................................
(10,638) (850) (14,854)
Net Increase (Decrease)
(2,880) (498) 1,991
Dividends and Distributions to Shareholders:
Period Ended April 30, 2025
From net investment income and net realized gain on investments ............................................. $ (4,408) $ (164) $ (5,308)
Total Dividends and Distributions
$ (4,408) $ (164) $ (5,308)
Year Ended October 31, 2024
From net investment income and net realized gain on investments ............................................. $ (9,070) $ (405) $ (10,346)
Total Dividends and Distributions
$ (9,070) $ (405) $ (10,346)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal
Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund, Finisterre
Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government & High Quality
Bond Fund, Government Money Market Fund, High Yield Fund, Inflation Protection Fund, International Equity Fund, LargeCap Growth Fund
I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400
Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2015 Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime
2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund,
Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund,
Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid
2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal
LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070, Principal LifeTime Hybrid Income Fund,
Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio,
SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap
Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund, series of the Fund,
(known as the "Funds") are presented herein. Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund,
Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime
2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, and
Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime Funds”. Principal LifeTime Hybrid 2015 Fund,
Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid
2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal
LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070,
and Principal LifeTime Hybrid Income Fund are referred to collectively as the “Principal LifeTime Hybrid Funds”. SAM Balanced, SAM
Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio
are referred to collectively as the “SAM Portfolios”. The Funds may offer up to seven classes of shares: Class A, Class C, Class J, Institutional,
R-3, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective November 22, 2024, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global
Emerging Markets Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Equity Fund, LargeCap Growth
Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap
S&P 400 Index Fund, MidCap Value Fund I, Principal Capital Appreciation Fund, Principal LifeTime Funds, Real Estate Securities Fund, SAM
Portfolios, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II Fund
converted Class R-1 shares into Class R-3 shares and Class R-4 shares into Class R-5 shares. On this same day, Global Real Estate Securities
Fund converted Class R-4 shares into Class R-5 shares and Overseas Fund converted Class R-4 shares into Institutional shares.
Effective July 31, 2024 International Fund I changed its name to International Equity Fund.
Effective February 28, 2025, High Yield Fund acquired all the assets and assumed all the liabilities of High Income Fund, pursuant to a plan of reorganization approved by the Fund’s Board of Directors (the “Board”) October 31, 2024. The purpose of the acquisition is to combine two funds with substantially identical investment objectives. The acquisition was accomplished by a tax-free exchange of 62,130,000 shares from High
Income Fund for 74,707,000 shares valued at $505,624,000 of High Yield Fund at an approximate exchange rate of 1.20 for Institutional class. The investment securities of High Income Fund, with a fair value of approximately $461,160,000 and a cost of $485,087,000 and $36,494,000 cash were the primary assets acquired by High Yield Fund on February 28, 2025. For financial reporting purposes, assets received, and shares issued by High Yield Fund were recorded at fair value; however, the cost basis of the investments received from High Income Fund were maintained through the reorganization. The net assets of High Income Fund and High Yield Fund immediately prior to the acquisition in accordance with
U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $505,624,000 ($526,239,000 of accumulated realized loss)
and $6,015,501,000 respectively. The aggregate net assets of High Yield Fund immediately following the acquisition was $6,521,125,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Assuming the acquisition had been completed on November 1, 2024, the beginning of the fiscal year for High Yield Fund, High Yield Fund’s pro forma results of operations for the period ended April 30, 2025, are as follows (amounts in thousands):
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of High Income Fund that have been included in High Yield Fund’s statement of operations since February 28, 2025.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid
Funds, and the SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under
Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Net investment income $ 209,540
Net loss on investments (145,198)
Net increase in assets resulting from operations 64,342
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of April 30, 2025:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of
Diversified International Fund
Euro 30 .2%
British Pound Sterling 18 .2
Japanese Yen 12 .9
Hong Kong Dollar 8 .6
Canadian Dollar 7 .1
Global Emerging Markets Fund
Hong Kong Dollar 25 .3%
New Taiwan Dollar 17 .7
Indian Rupee 16 .5
South Korean Won 8 .5
Brazilian Real 5 .1
Global Real Estate Securities Fund
Japanese Yen 8 .9%
Australian Dollar 7 .4
Euro 7 .4
International Equity Fund
Euro 32 .0%
British Pound Sterling 21 .5
Japanese Yen 11 .9
Hong Kong Dollar 11 .2
Canadian Dollar 7 .5
Overseas Fund
Euro 41 .0%
British Pound Sterling 22 .7
Japanese Yen 14 .8
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Certain of the transfer agent expenses may be reduced by the impact of interest earned during the period between when a redemption occurs and the funds are settled.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Government & High Quality Bond Fund, High Yield Fund, Short-Term Income Fund
and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other
Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S.
GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and the limitations imposed by
Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended April 30, 2025 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in dividend income on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Adjustments and final payments to previously estimated IRS closing agreement fee liabilities may result in an increase to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. The impact of these ASUs did not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. As of November 1, 2024, the Funds have adopted the ASU and there was no material impact to the Funds. Required disclosures were added, as applicable.
In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures,
which improves reportable segment disclosure requirements, primarily through enhanced disclosures. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management expects the impact of this ASU will not have a material impact on the Funds' financial statements.
In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds' financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate (“SOFR”) plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of April 30,
2025 is included in interfund lending on the statements of assets and liabilities. Any outstanding borrowing as of April 30, 2025 is included in interfund borrowing on the statements of assets and liabilities.
During the period ended April 30, 2025, Funds lending to the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Core Fixed Income Fund $ 456 5.14% $ 12
Core Plus Bond Fund 295 4.91 7
Diversified Income Fund 629 4.95 15
Diversified International Fund 134 5.00 3
Equity Income Fund 112 4.96 3
Finisterre Emerging Markets Total Return Bond Fund 693 5.03 17
Global Emerging Markets Fund 297 4.91 7
Global Real Estate Securities Fund 129 4.96 3
Government & High Quality Bond Fund 58 5.10 1
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

During the period ended April 30, 2025, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding borrowing as of April
30, 2025.
During the period ended April 30, 2025, Funds borrowing against the line of credit were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
High Yield Fund $ 363 5.04% $ 9
LargeCap Growth Fund I 816 4.97 20
LargeCap S&P 500 Index Fund 117 4.92 3
LargeCap Value Fund III 927 5.17 24
MidCap Fund 95 5.08 2
MidCap Growth Fund 33 4.94 1
MidCap Growth Fund III 34 5.00 1
MidCap S&P 400 Index Fund 198 4.95 5
MidCap Value Fund I 142 5.02 4
Overseas Fund 238 5.01 6
Principal Capital Appreciation Fund 366 4.97 9
Real Estate Securities Fund 114 4.95 3
Short-Term Income Fund 489 5.04 12
SmallCap Fund 64 4.97 2
SmallCap Growth Fund I 918 5.10 23
SmallCap S&P 600 Index Fund 75 4.89 2
SmallCap Value Fund II 175 5.01 4
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
California Municipal Fund $ 128 5.04% $ 3
Diversified International Fund 1,441 4.97 36
Global Real Estate Securities Fund 135 4.96 3
Inflation Protection Fund 183 5.10 5
International Equity Fund 219 5.00 5
MidCap Fund 617 5.18 16
MidCap Growth Fund 13 5.19 —
SmallCap Fund 110 4.96 3
Tax-Exempt Bond Fund 285 5.01 7
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Core Fixed Income Fund $ 27 5.46%
Core Plus Bond Fund 12 5.46
Diversified Income Fund 11 5.46
Diversified International Fund 2 5.47
Equity Income Fund 11 5.46
Finisterre Emerging Markets Total Return Bond Fund 10 5.46
Global Emerging Markets Fund 8 5.39
Government & High Quality Bond Fund 1 5.46
High Yield Fund 25 5.46
Inflation Protection Fund 7 5.46
LargeCap Growth Fund I 17 5.46
MidCap Growth Fund III 14 5.46
MidCap Value Fund I 7 5.46
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Contingent Convertible Securities. As footnoted in the schedules of investments,  certain of the Funds invest in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
As of April 30, 2025, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows
(amounts in thousands):
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Overseas Fund $ 5 5.46%
SmallCap Fund 14 5.46
SmallCap Growth Fund I 10 5.46
SmallCap Value Fund II 11 5.46
Tax-Exempt Bond Fund 12 5.77
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund
Bank of New York Mellon
Foreign Currency Contracts $ — $ (249) $ (249)
$ — $ (249) $ (249) $ — $ (249)
Citigroup Inc
Credit Default Swaps 274 — 274
Foreign Currency Contracts 18 (181) (163)
Total Return Swaps — (79) (79)
Written Credit Default Swaptions — (7) (7)
$ 292 $ (267) $ 25 $ — $ 25
Goldman Sachs & Co
Credit Default Swaps 586 (28) 558
Foreign Currency Contracts — (13) (13)
Written Credit Default Swaptions — (6) (6)
$ 586 $ (47) $ 539 $ (520) $ 19
HSBC Securities Inc
Foreign Currency Contracts 75 (45) 30
Total Return Swaps 29 — 29
$ 104 $ (45) $ 59 $ (59)
$ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund (continued)
JPMorgan Chase
Credit Default Swaps $ 548 $ — $ 548
Foreign Currency Contracts 18 (126) (108)
Total Return Swaps 40 — 40
Written Credit Default Swaptions — (12) (12)
$ 606 $ (138) $ 468 $ — $ 468
Morgan Stanley & Co
Credit Default Swaps 222 (10) 212
Foreign Currency Contracts 2 — 2
Total Return Swaps — (4) (4)
$ 224 $ (14) $ 210 $ — $ 210
Total OTC $ 1,812 $ (760) $ 1,052 $ 473
Finisterre Emerging Markets Total Return Bond Fund
Citigroup Inc
Foreign Currency Contracts 215 (871) (656)
Total Return Swaps — (243) (243)
$ 215 $ (1,114) $ (899) $ 899
$ —
Goldman Sachs & Co
Credit Default Swaps — (944) (944)
Foreign Currency Contracts — (213) (213)
$ — $ (1,157) $ (1,157) $ 1,157
$ —
HSBC Securities Inc
Foreign Currency Contracts 498 (472) 26
Total Return Swaps 83 — 8 3
$ 581 $ (472) $ 109 $ (90) $ 19
JPMorgan Chase
Foreign Currency Contracts 50 (299) (249)
Total Return Swaps 115 — 115
$ 165 $ (299) $ (134) $ 134
$ —
Total OTC $ 961 $ (3,042) $ (2,081) $ 19
High Yield Fund
JPMorgan Chase
Foreign Currency Contracts 40 (30) 10
$ 40 $ (30) $ 10 $ — $ 10
Total OTC $ 40 $ (30) $ 10 $ —
Inflation Protection Fund
Bank of America NA
Foreign Currency Contracts 11 (201) (190)
$ 11 $ (201) $ (190) $ — $ (190)
Barclays Bank PLC
Foreign Currency Contracts — (937) (937)
$ — $ (937) $ (937) $ — $ (937)
BNP Paribas
Foreign Currency Contracts 131 (136) (5)
$ 131 $ (136) $ (5) $ — $ (5)
Citigroup Inc
Foreign Currency Contracts — (78) (78)
Purchased Interest Rate Swaptions 368 — 368
Purchased Options 659 — 659
Written Interest Rate Swaptions — (3) (3)
Written Options — (168) (168)
$ 1,027 $ (249) $ 778 $ (631) $ 147
Deutsche Bank AG
Foreign Currency Contracts 4 (10) (6)
$ 4 $ (10) $ (6) $ — $ (6)
HSBC Securities Inc
Foreign Currency Contracts 96 — 96
$ 96 $ — $ 96 $ — $ 96
JPMorgan Chase
Foreign Currency Contracts 36 (35) 1
$ 36 $ (35) $ 1 $ — $ 1
Morgan Stanley & Co
Foreign Currency Contracts 2 (5) (3)
$ 2 $ (5) $ (3) $ — $ (3)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended April 30, 2025, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of April 30, 2025, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Inflation Protection Fund (continued)
Royal Bank of Scotland
Foreign Currency Contracts $ 25 $ (1) $ 24
$ 25 $ (1) $ 24 $ — $ 24
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts — (253) (253)
$ — $ (253) $ (253) $ — $ (253)
Total OTC $ 1,332 $ (1,827) $ (495) $ (1,126)
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits with
Counterparty
Diversified Income Fund $ 2,393 $ 3,311 $ 5,704
Finisterre Emerging Markets Total Return Bond Fund 6,811 11,465 18,276
Government & High Quality Bond Fund 531 — 531
Inflation Protection Fund 16,259 — 16,259
LargeCap Growth Fund I 3,205 — 3,205
LargeCap S&P 500 Index Fund 8,429 — 8,429
LargeCap Value Fund III 3,995 — 3,995
MidCap Growth Fund III 155 — 155
MidCap S&P 400 Index Fund 2,252 — 2,252
MidCap Value Fund I 927 — 927
Overseas Fund 152 — 152
Short-Term Income Fund 1,057 — 1,057
SmallCap Growth Fund I 652 — 652
SmallCap S&P 600 Index Fund 3,790 — 3,790
SmallCap Value Fund II 801 — 801
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of April 30, 2025, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the period ended April 30, 2025, the average outstanding balances for the liability and weighted average annual interest rates for the
Funds' were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total
Deposits from
Counterparty
Diversified Income Fund $ 620 $ — $ 620
Finisterre Emerging Markets Total Return Bond Fund 90 — 90
Inflation Protection Fund 631 444 1,075
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 24,049 3.32%
Tax-Exempt Bond Fund 24,983 3.24
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Core Fixed Income Fund, Diversified Income Fund, Inflation
Protection Fund, Government & High Quality Bond Fund, Finisterre Emerging Markets Total Return Bond Fund, and Short-Term Income Fund.
The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions, Imposition, and Duration.  As a retail money market fund, the Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions. The imposition of liquidity fees also affects checkwriting and exchanges from the Money Market Fund.
If the Board (or the Manager, in accordance with Board-approved guidelines) determines that a liquidity fee is in the best interests of the fund, the fund must institute a liquidity fee (not to exceed 2% of the value of the shares redeemed). This discretionary liquidity fee will be applied to all fund shares for which redemption requests are submitted. If fund shares are held through a financial intermediary, the fund may rely on that intermediary to assess the fund's discretionary liquidity fees on underlying shareholder accounts.
A discretionary liquidity fee will commence if the Board (or the Manager, in accordance with Board-approved guidelines) determines to impose it (as early as the same day the Board or the Manager makes the determination) and will remain in place until the Board (or the Manager, in accordance with Board-approved guidelines) determines that imposing the discretionary liquidity fee is no longer in the best interests of the
Money Market Fund.
Options Contracts. During the period, certain of the Funds wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put)
and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of April 30, 2025, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, the Funds may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S.
government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of April 30, 2025, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Board. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’
creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Core Plus Bond Fund $ 5 $ —
Diversified Income Fund 175 (2)
High Yield Fund 86 (1)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2025 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly,
“a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be found at
www.PrincipalAM.com.
As of April 30, 2025, series of the Fund, Principal Exchange-Traded Funds and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 67.83 % LargeCap Value Fund III 78.13%
Equity Income Fund 36.23 MidCap Fund 3.09
Finisterre Emerging Markets Total Return Bond Fund 54.83 MidCap S&P 400 Index Fund 38.22
Global Emerging Markets Fund 35.48 Overseas Fund 42.33
Government & High Quality Bond Fund 32.48 Principal Capital Appreciation Fund 32.22
Government Money Market Fund 76.06 Real Estate Securities Fund 11.72
High Yield Fund 22.74 Short-Term Income Fund 43.02
International Equity Fund 95.95 SmallCap Fund 31.56
Inflation Protection Fund 44.48 SmallCap S&P 600 Index Fund 47.66
LargeCap Growth Fund I 27.65
LargeCap S&P 500 Index Fund
55.45
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives April 30, 2025 Liability Derivatives April 30, 2025
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Fixed Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 7,891
*
Payables, Total distributable earnings (accumulated loss)
$ 578
*
Core Plus Bond Fund
Credit Contracts
$ —
Payables, Total distributable earnings (accumulated loss)
$ 207
*
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,167
*
Payables, Total distributable earnings (accumulated loss)
$ 8
*
Total
$ 1,167 $ 215
Diversified Income Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,700
*
Payables
$ 63
Foreign Exchange Contracts Receivables
$ 113
Payables
$ 614
Interest Rate Contracts Investment in securities - at value**, Receivables, Total distributable earnings (accumulated loss)
$ 595
*
Payables, Total distributable earnings (accumulated loss)
$ 1,016
*
Total
$ 2,408 $ 1,693
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 84
*
Payables, Total distributable earnings (accumulated loss)
$ 1,044
*
Foreign Exchange Contracts Receivables
$ 763
Payables
$ 1,855
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 8,533
*
Payables, Total distributable earnings (accumulated loss)
$ 5,159
*
Total
$ 9,380 $ 8,058
Government & High Quality Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 324
*
Payables, Total distributable earnings (accumulated loss)
$ 612
*
High Yield Fund
Foreign Exchange Contracts Receivables
$ 40
Payables
$ 30
Inflation Protection Fund
Credit Contracts
$ —
Payables, Total distributable earnings (accumulated loss)
$ 693
*
Foreign Exchange Contracts Receivables
$ 305
Payables
$ 1,656
Interest Rate Contracts Investment in securities - at value**, Receivables, Total distributable earnings (accumulated loss)
$ 4,708
*
Payables, Total distributable earnings (accumulated loss)
$ 2,526
*
Total
$ 5,013 $ 4,875
LargeCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 498
*
$ —
LargeCap S&P 500 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 5,937
*
$ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Asset Derivatives April 30, 2025 Liability Derivatives April 30, 2025
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
LargeCap Value Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,007
*
$ —
MidCap Growth Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 54
*
$ —
MidCap S&P 400 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 477
*
$ —
MidCap Value Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 364
*
$ —
Overseas Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 23
*
$ —
Short-Term Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,924
*
$ —
SmallCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 110
*
$ —
SmallCap S&P 600 Index Fund
Equity Contracts
$ —
Payables, Total distributable earnings (accumulated loss)
$ 707
*
SmallCap Value Fund II
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 186
*
$ —
*Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**Investment in securities - at value includes purchased options and/or purchased swaptions.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Fixed Income Fund
Interest Rate Contracts
Futures contracts
$ (7,578) $ 13,485
Core Plus Bond Fund
Credit Contracts
Swap agreements
$ 593 $ (207)
Interest Rate Contracts
Futures contracts
$ (6,917) $ 6,213
Total $ (6,324) $ 6,006
Diversified Income Fund
Credit Contracts
Investment transactions/Investments*
$ (47) $ 5
Options and swaptions
$ 67 $ (29)
Swap agreements
$ (121) $ 168
Foreign Exchange Contracts
Foreign currency contracts
$ 1,083 $ (848)
Interest Rate Contracts
Investment transactions/Investments*
$ — $ (1)
Futures contracts
$ (1,421) $ 524
Swap agreements
$ 723 $ (352)
Total $ 284 $ (533)
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Swap agreements
$ 1,328 $ (278)
Foreign Exchange Contracts
Foreign currency contracts
$ 1,572 $ (2,090)
Interest Rate Contracts
Futures contracts
$ 1,231 $ 1,378
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Swap agreements
$ (681) $ 4,260
Total $ 3,450 $ 3,270
Government & High Quality Bond Fund
Interest Rate Contracts
Futures contracts
$ (485) $ (366)
High Yield Fund
Foreign Exchange Contracts
Foreign currency contracts
$ (233) $ (27)
Inflation Protection Fund
Credit Contracts
Swap agreements
$ (19) $ (616)
Foreign Exchange Contracts
Investment transactions/Investments*
$ (201) $ 17
Foreign currency contracts
$ 2,040 $ (2,928)
Options and swaptions
$ 183 $ —
Interest Rate Contracts
Investment transactions/Investments*
$ (1,935) $ 223
Futures contracts
$ 930 $ (758)
Options and swaptions
$ 192 $ 205
Swap agreements
$ (32) $ 2,170
Total $ 1,158 $ (1,687)
LargeCap Growth Fund I
Equity Contracts
Futures contracts
$ (12,144) $ 2,611
LargeCap S&P 500 Index Fund
Equity Contracts
Futures contracts
$ (23,922) $ 4,957
LargeCap Value Fund III
Equity Contracts
Futures contracts
$ (2,774) $ 1,835
MidCap Growth Fund III
Equity Contracts
Futures contracts
$ (228) $ 63
MidCap S&P 400 Index Fund
Equity Contracts
Futures contracts
$ (6,692) $ 651
MidCap Value Fund I
Equity Contracts
Futures contracts
$ (2,191) $ 584
Overseas Fund
Equity Contracts
Futures contracts
$ 115 $ 23
Short-Term Income Fund
Interest Rate Contracts
Futures contracts
$ (6,943) $ 6,725
SmallCap Growth Fund I
Equity Contracts
Futures contracts
$ (1,258) $ 205
SmallCap S&P 600 Index Fund
Equity Contracts
Futures contracts
$ (3,361) $ (588)
SmallCap Value Fund II
Equity Contracts
Futures contracts
$ (1,234) $ 265
*Investment transactions includes purchased options and/or purchased swaptions.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended April
30, 2025 (amounts in thousands):
                    Contract Type Derivative Type Average Notional
Core Fixed Income Fund
Interest Rate Contracts
Futures - Long $ 810,648
Futures - Short 49,170
Core Plus Bond Fund
Credit Contracts
Exchange Cleared Credit Default Swaps - Buy Protection 21,180
Interest Rate Contracts
Futures - Long 186,660
Futures - Short 1,336
Diversified Income Fund
Credit Contracts
Credit Default Swaps - Buy Protection 8,532
Credit Default Swaps - Sell Protection 6,497
Exchange Cleared Credit Default Swaps - Buy Protection 21,245
Purchased Credit Default Swaptions 4,838
Written Credit Default Swaptions 14,202
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 19,388
Foreign Currency Contracts - Contracts to Deliver 41,605
Interest Rate Contracts
Futures - Long 70,301
Futures - Short 30,256
Purchased Options 125
Total Return Swaps - Pay Positive Return 451
Total Return Swaps - Receive Positive Return 5,454
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Credit Default Swaps - Buy Protection 89,288
Exchange Cleared Credit Default Swaps - Buy Protection 51,125
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 136,368
Foreign Currency Contracts - Contracts to Deliver 202,219
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 259,779
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 103,044
Futures - Long 120,055
Futures - Short 28,177
Total Return Swaps - Receive Positive Return 14,770
Government & High Quality Bond Fund
Interest Rate Contracts
Futures - Long 20,898
Futures - Short 69,007
High Yield Fund
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 16
Foreign Currency Contracts - Contracts to Deliver 17,892
Inflation Protection Fund
Credit Contracts
Exchange Cleared Credit Default Swaps - Sell Protection 34,413
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 36,731
Foreign Currency Contracts - Contracts to Deliver 71,878
Purchased Options 21,300
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 620,950
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 264,294
Futures - Long 174,202
Futures - Short 107,329
Purchased Interest Rate Swaptions 443,604
Purchased Options 94,203
Written Interest Rate Swaptions 395,516
Written Options 94,203
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value
                    Contract Type Derivative Type Average Notional
LargeCap Growth Fund I
Equity Contracts
Futures - Long 59,059
LargeCap S&P 500 Index Fund
Equity Contracts
Futures - Long 268,322
LargeCap Value Fund III
Equity Contracts
Futures - Long 48,294
MidCap Growth Fund III
Equity Contracts
Futures - Long 3,257
MidCap S&P 400 Index Fund
Equity Contracts
Futures - Long 25,870
MidCap Value Fund I
Equity Contracts
Futures - Long 15,359
Overseas Fund
Equity Contracts
Futures - Long 5,531
Short-Term Income Fund
Interest Rate Contracts
Futures - Long 160,099
SmallCap Growth Fund I
Equity Contracts
Futures - Long 7,123
SmallCap S&P 600 Index Fund
Equity Contracts
Futures - Long 31,258
SmallCap Value Fund II
Equity Contracts
Futures - Long 7,041
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies* $ 51 $ — $ — $ 51
Municipal Bonds* — 632,570 — 632,570
Total investments in securities $ 51 $ 632,570 $ — $ 632,621
Core Fixed Income Fund
Bonds* — 5,878,700 — 5,878,700
Common Stocks
Industrial — — 16,470 16,470
Investment Companies* 199,734 — — 199,734
U.S. Government & Government Agency Obligations* — 4,547,407 — 4,547,407
Total investments in securities $ 199,734 $ 10,426,107 $ 16,470 $ 10,642,311
Derivative Assets
Interest Rate Contracts
Futures** 7,891 — — 7,891
Derivative Liabilities
Interest Rate Contracts
Futures** (578) — — (578)
Core Plus Bond Fund
Bonds* — 369,461 9 369,470
Common Stocks
Consumer, Cyclical — — — —
Energy — — 29 29
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Fund (continued)
Common Stocks (continued)
Financial $ — $ 1 $ — $ 1
Investment Companies* 31,643 — — 31,643
Senior Floating Rate Interests* — 25,520 — 25,520
U.S. Government & Government Agency Obligations* — 157,529 — 157,529
Total investments in securities $ 31,643 $ 552,511 $ 38 $ 584,192
Derivative Assets
Interest Rate Contracts
Futures** 1,167 — — 1,167
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (207) — (207)
Interest Rate Contracts
Futures** (8) — — (8)
Diversified Income Fund
Bonds* — 1,643,257 38,772 1,682,029
Common Stocks
Basic Materials — 277 40,805 41,082
Consumer, Cyclical — 1,386 — 1,386
Consumer, Non-cyclical — — 832 832
Industrial — 4,385 — 4,385
Technology 221 193 — 414
Convertible Bonds* — 529 — 529
Investment Companies* 206,114 — — 206,114
Preferred Stocks
Consumer, Non-cyclical — 953 — 953
Financial 13,568 3,554 — 17,122
Utilities 7,613 — — 7,613
Repurchase Agreements — 19,046 — 19,046
Senior Floating Rate Interests* — 270,011 19,518 289,529
U.S. Government & Government Agency Obligations* — 257,275 — 257,275
Purchased Options 3 — — 3
Total investments in securities $ 227,519 $ 2,200,866 $ 99,927 $ 2,528,312
Short Sales
U.S. Government & Government Agency Obligations* — (2,605) — (2,605)
Total Short Sales $ — $ (2,605) $ — $ (2,605)
Derivative Assets
Credit Contracts
Credit Default Swaps — 1,63 0 — 1,63 0
Exchange Cleared Credit Default Swaps** — 7 0 — 7 0
Foreign Exchange Contracts
Foreign Currency Contracts — 113 — 113
Interest Rate Contracts
Futures** 523 — — 523
Total Return Swaps — 69 — 69
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (3 8 ) — (3 8 )
Written Credit Default Swaptions — (25) — (25)
Foreign Exchange Contracts
Foreign Currency Contracts — (614) — (614)
Interest Rate Contracts
Futures** (933) — — (933)
Total Return Swaps — (83) — (83)
Diversified International Fund
Common Stocks
Basic Materials 11,590 8,796 — 20,386
Communications 17,395 86,093 — 103,488
Consumer, Cyclical 25,882 130,022 — 155,904
Consumer, Non-cyclical 12,782 166,972 — 179,754
Energy 27,769 10,879 — 38,648
Financial 44,537 232,676 — 277,213
Industrial 6,164 137,610 — 143,774
Technology — 113,491 — 113,491
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund (continued)
Common Stocks (continued)
Utilities $ — $ 12,771 $ — $ 12,771
Investment Companies* 23,107 — — 23,107
Total investments in securities $ 169,226 $ 899,310 $ — $ 1,068,536
Equity Income Fund
Common Stocks* 7,996,548 — — 7,996,548
Investment Companies* 283,432 — — 283,432
Total investments in securities $ 8,279,980 $ — $ — $ 8,279,980
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 557,966 — 557,966
Convertible Bonds* — 1,589 — 1,589
Investment Companies* 71,481 — — 71,481
Total investments in securities $ 71,481 $ 559,555 $ — $ 631,036
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 84 — 84
Foreign Exchange Contracts
Foreign Currency Contracts — 763 — 763
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 7,705 — 7,705
Futures** 630 — — 630
Total Return Swaps — 198 — 198
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (944) — (944)
Exchange Cleared Credit Default Swaps** — (100) — (100)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,855) — (1,855)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (4,916) — (4,916)
Total Return Swaps — (24 3 ) — (24 3 )
Global Emerging Markets Fund
Common Stocks
Basic Materials 61,336 37,731 — 99,067
Communications 74,277 394,184 — 468,461
Consumer, Cyclical 42,319 140,176 — 182,495
Consumer, Non-cyclical 25,063 198,728 — 223,791
Energy 4,959 48,719 — 53,678
Financial 42,824 581,530 — 624,354
Industrial 65,717 179,438 — 245,155
Technology 30,182 468,688 — 498,870
Utilities 10,846 34,763 — 45,609
Investment Companies* 73,834 — — 73,834
Preferred Stocks
Consumer, Cyclical — 13,223 — 13,223
Energy 14,128 — — 14,128
Total investments in securities $ 445,485 $ 2,097,180 $ — $ 2,542,665
Global Real Estate Securities Fund
Common Stocks
Communications — 13,259 — 13,259
Financial 1,106,741 539,016 — 1,645,757
Industrial — 15,180 — 15,180
Investment Companies* 18,509 — — 18,509
Total investments in securities $ 1,125,250 $ 567,455 $ — $ 1,692,705
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Fund
Bonds* $ — $ 182,838 $ — $ 182,838
Investment Companies* 4,006 — — 4,006
U.S. Government & Government Agency Obligations* — 605,634 — 605,634
Total investments in securities $ 4,006 $ 788,472 $ — $ 792,478
Derivative Assets
Interest Rate Contracts
Futures** 324 — — 324
Derivative Liabilities
Interest Rate Contracts
Futures** (612) — — (612)
Government Money Market Fund
Bonds* — 1,802,492 — 1,802,492
Investment Companies* 245,700 — — 245,700
Repurchase Agreements — 2,150,000 — 2,150,000
U.S. Government & Government Agency Obligations* — 696,193 — 696,193
Total investments in securities $ 245,700 $ 4,648,685 $ — $ 4,894,385
High Yield Fund
Bonds* — 5,344,316 8,191 5,352,507
Common Stocks
Basic Materials — 151 437 588
Communications — — — —
Consumer, Cyclical — — — —
Consumer, Non-cyclical — — 705 705
Energy — — 1,087 1,087
Financial — 44 — 44
Utilities — — — —
Convertible Bonds* — — — —
Investment Companies* 476,774 — — 476,774
Preferred Stocks
Communications — — — —
Senior Floating Rate Interests* — 320,769 6,421 327,190
Total investments in securities $ 476,774 $ 5,665,280 $ 16,841 $ 6,158,895
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 40 — 40
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (30) — (30)
Inflation Protection Fund
Bonds* — 136,831 — 136,831
Investment Companies* 47,717 — — 47,717
U.S. Government & Government Agency Obligations* — 2,270,015 — 2,270,015
Purchased Options — 659 — 659
Purchased Interest Rate Swaptions — 368 — 368
Total investments in securities $ 47,717 $ 2,407,873 $ — $ 2,455,590
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 305 — 305
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 2,806 — 2,806
Futures** 875 — — 875
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (693) — (693)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,656) — (1,656)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,031) — (1,031)
Futures** (1,324) — — (1,324)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund (continued)
Interest Rate Contracts (continued)
Written Interest Rate Swaptions $ — $ (3) $ — $ (3)
Written Options — (168) — (168)
International Equity Fund
Common Stocks
Basic Materials 94,135 36,381 — 130,516
Communications 128,942 548,620 — 677,562
Consumer, Cyclical 266,745 705,537 — 972,282
Consumer, Non-cyclical 12,607 883,884 — 896,491
Energy 144,050 — — 144,050
Financial — 1,169,350 — 1,169,350
Industrial 27,744 619,865 — 647,609
Technology 145,900 427,637 — 573,537
Investment Companies* 214,566 — — 214,566
Total investments in securities $ 1,034,689 $ 4,391,274 $ — $ 5,425,963
LargeCap Growth Fund I
Common Stocks
Basic Materials 7,362 — — 7,362
Communications 1,914,452 — — 1,914,452
Consumer, Cyclical 456,657 — — 456,657
Consumer, Non-cyclical 1,177,734 — — 1,177,734
Energy 23,905 — — 23,905
Financial 732,855 — — 732,855
Industrial 511,436 — — 511,436
Technology 3,428,963 — 4,052 3,433,015
Utilities 3,279 — — 3,279
Convertible Preferred Stocks
Basic Materials — — 2,026 2,026
Consumer, Cyclical — — 5,167 5,167
Technology — — 6,778 6,778
Investment Companies* 141,766 — — 141,766
Total investments in securities $ 8,398,409 $ — $ 18,023 $ 8,416,432
Derivative Assets
Equity Contracts
Futures** 498 — — 498
LargeCap S&P 500 Index Fund
Common Stocks* 8,315,533 — — 8,315,533
Investment Companies* 171,224 — — 171,224
Total investments in securities $ 8,486,757 $ — $ — $ 8,486,757
Derivative Assets
Equity Contracts
Futures** 5,937 — — 5,937
LargeCap Value Fund III
Common Stocks
Basic Materials 85,912 — — 85,912
Communications 178,918 — — 178,918
Consumer, Cyclical 293,280 — — 293,280
Consumer, Non-cyclical 605,530 — — 605,530
Energy 236,206 — — 236,206
Financial 796,771 — — 796,771
Industrial 438,010 — — 438,010
Technology 403,498 — — 403,498
Utilities 233,801 — — 233,801
Investment Companies* 210,130 — — 210,130
Total investments in securities $ 3,482,056 $ — $ — $ 3,482,056
Derivative Assets
Equity Contracts
Futures** 1,007 — — 1,007
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Fund
Common Stocks
Basic Materials $ 421,608 $ — $ — $ 421,608
Communications 650,131 — — 650,131
Consumer, Cyclical 7,447,817 — — 7,447,817
Consumer, Non-cyclical 872,389 — — 872,389
Financial 8,583,198 — — 8,583,198
Industrial 5,801,764 — — 5,801,764
Technology 4,699,212 — — 4,699,212
Utilities 996,521 — — 996,521
Investment Companies* 3,738 — — 3,738
Total investments in securities $ 29,476,378 $ — $ — $ 29,476,378
MidCap Growth Fund
Common Stocks* 163,057 — — 163,057
Investment Companies* 6,562 — — 6,562
Total investments in securities $ 169,619 $ — $ — $ 169,619
MidCap Growth Fund III
Common Stocks* 221,593 — — 221,593
Investment Companies* 6,079 — — 6,079
Total investments in securities $ 227,672 $ — $ — $ 227,672
Derivative Assets
Equity Contracts
Futures** 54 — — 54
MidCap S&P 400 Index Fund
Common Stocks* 1,118,263 — — 1,118,263
Investment Companies* 46,559 — — 46,559
Total investments in securities $ 1,164,822 $ — $ — $ 1,164,822
Derivative Assets
Equity Contracts
Futures** 477 — — 477
MidCap Value Fund I
Common Stocks
Basic Materials 141,980 — — 141,980
Communications 101,995 — — 101,995
Consumer, Cyclical 155,863 — — 155,863
Consumer, Non-cyclical 391,823 — — 391,823
Energy 126,810 — — 126,810
Financial 541,488 — — 541,488
Industrial 431,027 — — 431,027
Technology 186,458 — — 186,458
Utilities 174,919 — — 174,919
Investment Companies* 89,462 — — 89,462
Total investments in securities $ 2,341,825 $ — $ — $ 2,341,825
Derivative Assets
Equity Contracts
Futures** 364 — — 364
Money Market Fund
Bonds* — 54,407 — 54,407
Commercial Paper — 830,612 — 830,612
Investment Companies* 41,720 — — 41,720
Municipal Bonds* — 30,430 — 30,430
Repurchase Agreements — 190,000 — 190,000
Total investments in securities $ 41,720 $ 1,105,449 $ — $ 1,147,169
Overseas Fund
Common Stocks
Basic Materials 3,755 81,783 — 85,538
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Overseas Fund (continued)
Common Stocks (continued)
Communications $ — $ 28,325 $ — $ 28,325
Consumer, Cyclical 7,964 77,603 — 85,567
Consumer, Non-cyclical 425 215,218 — 215,643
Diversified — 6,255 — 6,255
Energy 16,118 39,920 — 56,038
Financial 10,453 297,972 — 308,425
Industrial 19,159 215,478 — 234,637
Technology — 89,595 — 89,595
Utilities — 67,316 — 67,316
Investment Companies* 52,621 — — 52,621
Preferred Stocks
Consumer, Cyclical — 10,139 — 10,139
Consumer, Non-cyclical — 154 — 154
Total investments in securities $ 110,495 $ 1,129,758 $ — $ 1,240,253
Derivative Assets
Equity Contracts
Futures** 23 — — 23
Principal Capital Appreciation Fund
Common Stocks* 4,389,286 — — 4,389,286
Investment Companies* 25,462 — — 25,462
Total investments in securities $ 4,414,748 $ — $ — $ 4,414,748
Principal LifeTime 2015 Fund
Investment Companies* 212,035 — — 212,035
Total investments in securities $ 212,035 $ — $ — $ 212,035
Principal LifeTime 2020 Fund
Investment Companies* 2,078,934 — — 2,078,934
Total investments in securities $ 2,078,934 $ — $ — $ 2,078,934
Principal LifeTime 2025 Fund
Investment Companies* 1,423,071 — — 1,423,071
Total investments in securities $ 1,423,071 $ — $ — $ 1,423,071
Principal LifeTime 2030 Fund
Investment Companies* 5,066,156 — — 5,066,156
Total investments in securities $ 5,066,156 $ — $ — $ 5,066,156
Principal LifeTime 2035 Fund
Investment Companies* 1,919,770 — — 1,919,770
Total investments in securities $ 1,919,770 $ — $ — $ 1,919,770
Principal LifeTime 2040 Fund
Investment Companies* 4,484,132 — — 4,484,132
Total investments in securities $ 4,484,132 $ — $ — $ 4,484,132
Principal LifeTime 2045 Fund
Investment Companies* 1,635,421 — — 1,635,421
Total investments in securities $ 1,635,421 $ — $ — $ 1,635,421
Principal LifeTime 2050 Fund
Investment Companies* 3,124,905 — — 3,124,905
Total investments in securities $ 3,124,905 $ — $ — $ 3,124,905
Principal LifeTime 2055 Fund
Investment Companies* 1,079,669 — — 1,079,669
Total investments in securities $ 1,079,669 $ — $ — $ 1,079,669
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2060 Fund
Investment Companies* $ 1,041,787 $ — $ — $ 1,041,787
Total investments in securities $ 1,041,787 $ — $ — $ 1,041,787
Principal LifeTime 2065 Fund
Investment Companies* 231,891 — — 231,891
Total investments in securities $ 231,891 $ — $ — $ 231,891
Principal LifeTime 2070 Fund
Investment Companies* 61,383 — — 61,383
Total investments in securities $ 61,383 $ — $ — $ 61,383
Principal LifeTime Hybrid 2015 Fund
Investment Companies* 372,160 — — 372,160
Total investments in securities $ 372,160 $ — $ — $ 372,160
Principal LifeTime Hybrid 2020 Fund
Investment Companies* 547,334 — — 547,334
Total investments in securities $ 547,334 $ — $ — $ 547,334
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 946,972 — — 946,972
Total investments in securities $ 946,972 $ — $ — $ 946,972
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 1,094,381 — — 1,094,381
Total investments in securities $ 1,094,381 $ — $ — $ 1,094,381
Principal LifeTime Hybrid 2035 Fund
Investment Companies* 769,876 — — 769,876
Total investments in securities $ 769,876 $ — $ — $ 769,876
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 895,356 — — 895,356
Total investments in securities $ 895,356 $ — $ — $ 895,356
Principal LifeTime Hybrid 2045 Fund
Investment Companies* 517,690 — — 517,690
Total investments in securities $ 517,690 $ — $ — $ 517,690
Principal LifeTime Hybrid 2050 Fund
Investment Companies* 475,215 — — 475,215
Total investments in securities $ 475,215 $ — $ — $ 475,215
Principal LifeTime Hybrid 2055 Fund
Investment Companies* 300,299 — — 300,299
Total investments in securities $ 300,299 $ — $ — $ 300,299
Principal LifeTime Hybrid 2060 Fund
Investment Companies* 161,829 — — 161,829
Total investments in securities $ 161,829 $ — $ — $ 161,829
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 59,315 — — 59,315
Total investments in securities $ 59,315 $ — $ — $ 59,315
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2070 Fund
Investment Companies* $ 7,028 $ — $ — $ 7,028
Total investments in securities $ 7,028 $ — $ — $ 7,028
Principal LifeTime Hybrid Income Fund
Investment Companies* 169,445 — — 169,445
Total investments in securities $ 169,445 $ — $ — $ 169,445
Principal LifeTime Strategic Income Fund
Investment Companies* 722,134 — — 722,134
Total investments in securities $ 722,134 $ — $ — $ 722,134
Real Estate Securities Fund
Common Stocks* 6,196,513 — — 6,196,513
Investment Companies* 88,197 — — 88,197
Total investments in securities $ 6,284,710 $ — $ — $ 6,284,710
SAM Balanced Portfolio
Investment Companies* 4,423,346 — — 4,423,346
Total investments in securities $ 4,423,346 $ — $ — $ 4,423,346
SAM Conservative Balanced Portfolio
Investment Companies* 1,775,640 — — 1,775,640
Total investments in securities $ 1,775,640 $ — $ — $ 1,775,640
SAM Conservative Growth Portfolio
Investment Companies* 3,084,388 — — 3,084,388
Total investments in securities $ 3,084,388 $ — $ — $ 3,084,388
SAM Flexible Income Portfolio
Investment Companies* 2,227,180 — — 2,227,180
Total investments in securities $ 2,227,180 $ — $ — $ 2,227,180
SAM Strategic Growth Portfolio
Investment Companies* 2,169,057 — — 2,169,057
Total investments in securities $ 2,169,057 $ — $ — $ 2,169,057
Short-Term Income Fund
Bonds* — 2,845,768 — 2,845,768
Investment Companies* 128,833 — — 128,833
U.S. Government & Government Agency Obligations* — 348,999 — 348,999
Total investments in securities $ 128,833 $ 3,194,767 $ — $ 3,323,600
Derivative Assets
Interest Rate Contracts
Futures** 1,924 — — 1,924
SmallCap Fund
Common Stocks* 1,921,647 — — 1,921,647
Investment Companies* 27,501 — — 27,501
Total investments in securities $ 1,949,148 $ — $ — $ 1,949,148
SmallCap Growth Fund I
Common Stocks
Basic Materials 33,142 — — 33,142
Communications 60,052 — — 60,052
Consumer, Cyclical 166,658 — — 166,658
Consumer, Non-cyclical 529,407 — 2 529,409
Energy 36,182 — — 36,182
Financial 188,547 — — 188,547
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund I (continued)
Common Stocks (continued)
Industrial $ 440,565 $ — $ — $ 440,565
Technology 331,913 — — 331,913
Utilities 603 — — 603
Investment Companies* 76,552 — — 76,552
Total investments in securities $ 1,863,621 $ — $ 2 $ 1,863,623
Derivative Assets
Equity Contracts
Futures** 110 — — 110
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 46,070 — — 46,070
Communications 50,176 — — 50,176
Consumer, Cyclical 161,133 — — 161,133
Consumer, Non-cyclical 222,021 — — 222,021
Energy 47,987 — — 47,987
Financial 326,002 — — 326,002
Industrial 203,404 — — 203,404
Technology 90,263 — — 90,263
Utilities 30,454 — — 30,454
Investment Companies* 43,120 — — 43,120
Total investments in securities $ 1,220,630 $ — $ — $ 1,220,630
Derivative Liabilities
Equity Contracts
Futures** (707) — — (707)
SmallCap Value Fund II
Common Stocks
Basic Materials 29,867 — — 29,867
Communications 15,579 — — 15,579
Consumer, Cyclical 149,014 — — 149,014
Consumer, Non-cyclical 107,038 — 5 107,043
Energy 61,042 — — 61,042
Financial 335,802 — — 335,802
Government 82 — — 82
Industrial 191,637 — — 191,637
Technology 20,581 — — 20,581
Utilities 38,954 — — 38,954
Investment Companies* 69,276 — — 69,276
Total investments in securities $ 1,018,872 $ — $ 5 $ 1,018,877
Derivative Assets
Equity Contracts
Futures** 186 — — 186
Tax-Exempt Bond Fund
Investment Companies* 467 — — 467
Municipal Bonds* — 528,790 — 528,790
Total investments in securities $ 467 $ 528,790 $ — $ 529,257
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
**During the period, the valuation technique for Arctic Canadian Diamond Co Ltd changed from Precedent Transaction Analysis to Comparable Debt Methodology driven by
Discount Rates.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds and
Fund Asset Type
Fair Value as of
April 30, 2025 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to valuation
if input had
increased
Diversified Income Fund
Bonds $ 38,772 Yield Analysis Yield to Maturity 14.2% Increase
— Litigation Settlement Proceeds Expected Recovery $0.00 Decrease
Common Stocks 41,089 Enterprise Valuation Model EBITDA Multiples 6.2 – 9.0x (6.9x) Increase
Discounted Cash Flow Discount Rate 13.5% – 17.8% (14.8)% Decrease
548 Liquidation Analysis Discount Rate 57.2% Decrease
Senior Floating Rate Interests 4,077 Yield Analysis Yield to Maturity** 19.40% Increase
15,441 Enterprise Valuation Model EBITDA Multiples 7.6x Increase
Discounted Cash Flow Discount Rate 12.70% Decrease
Total $ 99,927
Fund
Value as
of October
31, 2024
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
April 30,
2025
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
April 30, 2025
Diversified Income Fund
Bonds $ 80,662 $ 304 $ 1,083 $ 724 $ (44,001) $ — $ — $ 38,772 $ —
Common Stock 46,206 — (4,571) — — 2 — 41,637 (4,570)
Senior Floating Rate Interests 4,510 — (4,900) 19,908 — — — 19,518 (5,072)
Total
$ 131,378 $ 304 $ (8,388) $20,632 $ (44,001) $ 2 $ — $ 99,927 $ (9,642)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Principal LifeTime Hybrid Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
Million
Over $1.5
billion
California Municipal Fund .40% .38% .36% .35%
Finisterre Emerging Markets Total Return Bond Fund
.75 .74 .73 .72
Government & High Quality Bond Fund .49 .47 .45 .44
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III .82 .80 .78 .77
SmallCap Fund (Prior to January 1, 2025) .75 .73 .71 .70
Tax-Exempt Bond Fund .40 .38 .36 .35
Net Assets of Fund
First $500
million
Next $500
Million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.42% .40% .38% .37% .36% .35%
Diversified Income Fund
.69 .67 .65 .64 .63 .62
Global Emerging Markets Fund
.99 .97 .95 .94 .93 .92
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Equity Fund
.65 .63 .61 .60 .59 .58
LargeCap Value Fund III (Effective January 1, 2025)
.73 .71 .69 .67 .66 .65
LargeCap Value Fund III (Prior to January 1, 2025)
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund
.90 .88 .86 .85 .84 .83
Short-Term Income Fund (Effective January 1, 2025)
.38 .36 .35 .33 .32 .31
SmallCap Fund (Effective January 1, 2025)
.75 .73 .71 .70 .69 .68
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II (Effective January 1, 2025)
.89 .87 .85 .84 .83 .82
SmallCap Value Fund II (Prior to January 1, 2025)
.95 .93 .91 .90 .89 .88
Net Assets of Fund
First $2
billion
Next $2
billion
Over $4
billion
Short-Term Income Fund (Prior to January 1, 2025)
.38% .36% .33%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Core Fixed Income Fund
.39% .37% .35% .34% .33% .32% .31%
Diversified International Fund
.80 .78 .76 .75 .73 .70 .69
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
billion
Next $3
billion
Next $2
billion
Next $3
billion
Over $15
billion
Equity Income Fund
.60% .55% .50% .49% .48% .46% .44%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I
.66% .64% .62% .61% .60% .59% .58%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
Billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Next $4
billion
Next $3
billion
Over $25
billion
MidCap Fund
.65% .63% .61% .60% .59% .58% .57% .56% .55% .53% .51%
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5, respectively. Class
R-1 shares discontinued operations and converted to Class R-3 shares and Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer
Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds.
The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Real Estate Securities Fund
.85% .83% .81% .80% .79% .78% .77% .76% .75%
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
High Yield Fund (Effective January 1, 2025) .51% .49% .47%
LargeCap S&P 500 Index Fund
.11 .09 .05
MidCap S&P 400 Index Fund (Effective January 1, 2025)
.15 .12 .10
SmallCap S&P 600 Index Fund (Effective January 1, 2025)
.15 .12 .10
Net Assets of Fund
First $250
million
Over $250
million
High Yield Fund (Prior to January 1, 2025)
.625% .50%
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
MidCap S&P 400 Index Fund (Prior to January 1, 2025) .15
SmallCap S&P 600 Index Fund (Prior to January 1, 2025) .15
Period from November 1, 2024 through November 1, 2024
Class A Class J Institutional Expiration
California Municipal Fund N/A N/A .46% February 28, 2026
Core Fixed Income Fund N/A N/A .43 February 28, 2026
Core Plus Bond Fund .80% N/A .48 February 28, 2026
Diversified Income Fund N/A N/A .68 February 28, 2026
Diversified International Fund N/A N/A .85 February 28, 2026
Equity Income Fund N/A N/A .52 February 28, 2026
Finisterre Emerging Markets Total Return Bond Fund N/A N/A .85 February 28, 2026
Global Emerging Markets Fund 1.45 1.30% 1.10 February 28, 2026
Global Real Estate Securities Fund N/A N/A .94 February 28, 2026
Government & High Quality Bond Fund N/A N/A .53 February 28, 2026
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

* Prior to January 1, 2025, the contractual expense limit was .61%.
** Prior to January 1, 2025, the contractual expense limit was .96%.
# Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
~ Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
In addition, the Manager has contractually agreed to limit R-6 other expenses and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Period from November 1, 2024 through November 1, 2024
Class A Class J Institutional Expiration
Government Money Market Fund N/A N/A .20 February 28, 2026
High Yield Fund N/A N/A .60* February 28, 2026
International Equity Fund N/A N/A .79 February 28, 2026
MidCap Growth Fund
N/A
N/A
.75
February 28, 2026
MidCap Value Fund I
N/A
N/A
.69
February 28, 2026
Money Market Fund
.50
N/A
N/A
February 28, 2026
Overseas Fund N/A N/A
.91
February 28, 2026
Principal LifeTime 2040 Fund .38 N/A
N/A
February 28, 2026
Principal LifeTime 2050 Fund .38 N/A
N/A
February 28, 2026
Principal LifeTime 2060 Fund N/A .38
N/A
February 28, 2026
Principal LifeTime 2070 Fund N/A .30
.05
February 28, 2026
Principal LifeTime Hybrid 2015 Fund
N/A N/A .05
February 28, 2026
Principal LifeTime Hybrid 2020 Fund
N/A N/A .05
February 28, 2026
Principal LifeTime Hybrid 2025 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2030 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2035 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2040 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2045 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2050 Fund N/A N/A .05 February 28, 2026
Principal LifeTime Hybrid 2055 Fund N/A .30 .05 February 28, 2026
Principal LifeTime Hybrid 2060 Fund N/A .30 .05 February 28, 2026
Principal LifeTime Hybrid 2065 Fund N/A .30 .05 February 28, 2026
Principal LifeTime Hybrid 2070 Fund N/A .30 .05 February 28, 2026
Principal LifeTime Hybrid Income Fund N/A N/A .05 February 28, 2026
Principal LifeTime Strategic Income Fund .38 N/A 0.00 February 28, 2026
Real Estate Securities Fund N/A N/A .86 February 28, 2026
SmallCap Fund
N/A
N/A
.85
February 28, 2026
SmallCap S&P 600 Index Fund N/A N/A
.21
February 28, 2026
SmallCap Value Fund II N/A N/A
.93**
February 28, 2026
Tax-Exempt Bond Fund N/A
N/A .45
February 28, 2026
Period from November 1, 2024 through April 30, 2025
R-1 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29%# .98% .79%~ .67% February 28, 2026
Principal LifeTime 2070 Fund .93# .62 .43~ .31
February 28, 2026
Period from November 1, 2024 through April 30, 2025
R-6 Expiration
Diversified Income Fund .02%
February 28, 2026
Diversified International Fund .04*
February 28, 2026
Global Emerging Markets Fund .04
February 28, 2026
Government Money Market Fund .00 February 28, 2026
International Equity Fund .04
February 28, 2026
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2026
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

* Prior to March 1, 2025, there was no contractual limit.
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
* Prior to January 1, 2025, the contractual expense reduction was .065%.
The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through February
28, 2026. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
The Manager has agreed contractually to reduce LargeCap Value Fund III’s management fees in an amount equal to the fund’s acquired fund fees and expenses represented by the fund’s investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy through February 28, 2026.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of
Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively, except the following classes of shares:
Class R-1 shares discontinued operations and converted to Class R-3 shares and Class R-4 shares discontinued operations and converted to Class
R-5 shares on November 22, 2024.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund) through December 31, 2024. The limit maintained the level of distribution fees not to exceed .14% for Class J shares. The voluntary expense limit was terminated December 31, 2024.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2026.
Period from November 1, 2024 through April 30, 2025
R-6 Expiration
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2026
Principal LifeTime Hybrid 2070 Fund .02
February 28, 2026
Principal LifeTime Hybrid Income Fund .02
February 28, 2026
SmallCap Fund .02
February 28, 2026
SmallCap Growth Fund I .01
February 28, 2026
SmallCap Value Fund II .02
February 28, 2026
Expiration
LargeCap Growth Fund I .016%
February 28, 2026
LargeCap Value Fund III .020*
February 28, 2026
MidCap Growth Fund III .020
February 28, 2026
MidCap Value Fund I .020 February 28, 2026
Overseas Fund .020 February 28, 2026
SmallCap Growth Fund I .020 February 28, 2026
SmallCap Value Fund II .020 February 28, 2026
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 18 months of purchase (12 months of purchase for the California Municipal Fund, Short-Term Income Fund,
and Tax Exempt Bond Fund) that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed Income Fund, Government & High Quality Bond
Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Diversified Income Fund, High Yield Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and
Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2025, were as follows (amounts in thousands):
Class A Class C Class J
California Municipal Fund $ 16 $ 1 $ N/A
Core Fixed Income Fund 10 N/A 3
Core Plus Bond Fund 5 N/A 1
Diversified Income Fund 24 4 N/A
Diversified International Fund 34 N/A 2
Equity Income Fund 76 2 1
Global Emerging Markets Fund 14 N/A —
Global Real Estate Securities Fund 2 N/A N/A
Government & High Quality Bond Fund 7 N/A —
High Yield Fund 22 — 1
LargeCap Growth Fund I 63 N/A 9
LargeCap S&P 500 Index Fund 128 N/A 42
LargeCap Value Fund III N/A N/A —
MidCap Fund 131 1 5
MidCap Growth Fund N/A N/A 1
MidCap Growth Fund III N/A N/A —
MidCap S&P 400 Index Fund N/A N/A 3
MidCap Value Fund I 21 N/A —
Money Market Fund 1 N/A 95
Principal Capital Appreciation Fund 93 N/A N/A
Principal LifeTime 2020 Fund 13 N/A 1
Principal LifeTime 2030 Fund 61 N/A 14
Principal LifeTime 2040 Fund 106 N/A 5
Principal LifeTime 2050 Fund 152 N/A 1
Principal LifeTime 2060 Fund N/A N/A —
Principal LifeTime Hybrid 2015 Fund N/A N/A 68
Principal LifeTime Hybrid 2020 Fund N/A N/A 43
Principal LifeTime Hybrid 2025 Fund N/A N/A 133
Principal LifeTime Hybrid 2030 Fund N/A N/A 179
Principal LifeTime Hybrid 2035 Fund N/A N/A 91
Principal LifeTime Hybrid 2040 Fund N/A N/A 154
Principal LifeTime Hybrid 2045 Fund N/A N/A 60
Principal LifeTime Hybrid 2050 Fund N/A N/A 45
Principal LifeTime Hybrid 2055 Fund N/A N/A 38
Principal LifeTime Hybrid 2060 Fund N/A N/A 21
Principal LifeTime Hybrid 2065 Fund N/A N/A 9
Principal LifeTime Hybrid 2070 Fund N/A N/A —
Principal LifeTime Hybrid Income Fund N/A N/A 19
Principal LifeTime Strategic Income Fund 6 N/A 46
Real Estate Securities Fund 15 — 1
SAM Balanced Portfolio 254 5 130
SAM Conservative Balanced Portfolio 78 1 92
SAM Conservative Growth Portfolio 249 5 85
SAM Flexible Income Portfolio 66 2 52
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At April 30, 2025, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal
Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Class A Class C Class J
SAM Strategic Growth Portfolio $ 282 $ 5 $ 44
Short-Term Income Fund 67 — 1
SmallCap Fund 44 N/A 1
SmallCap Growth Fund I N/A N/A —
SmallCap S&P 600 Index Fund N/A N/A 3
SmallCap Value Fund II N/A N/A —
Tax-Exempt Bond Fund 3 1 N/A
Class J Institutional R-3 R-5 R-6
Core Fixed Income Fund – 115 – – 191,482
Core Plus Bond Fund – 193 – – –
Diversified Income Fund – 9 – – 801
Diversified International Fund – 347 – – 804
Equity Income Fund – 43,453 – – –
Finisterre Emerging Markets Total Return Bond Fund – 8 – – –
Global Emerging Markets Fund – 63 – – 49,777
Global Real Estate Securities Fund – 581 – – 6,972
Government & High Quality Bond Fund – 39 – – –
Government Money Market Fund – 507,872 – – 390,601
High Yield Fund – 647 – – 392,385
Inflation Protection Fund – 151,727 – – –
International Equity Fund – 393 – – 11,365
LargeCap Growth Fund I – 55 – – 241,043
LargeCap S&P 500 Index Fund – 1,254 8 – –
LargeCap Value Fund III – 25,115 – – –
MidCap Fund – 567 – – 10
MidCap Growth Fund – 138 – – –
MidCap Growth Fund III – 24,020 – – –
MidCap Value Fund I – – – – 70,441
Overseas Fund – 46,407 2 – –
Principal Capital Appreciation Fund – 8,341 – – –
Principal LifeTime 2015 Fund – 18,956 – – –
Principal LifeTime 2020 Fund – 87,329 – – –
Principal LifeTime 2025 Fund – 98,496 – – –
Principal LifeTime 2030 Fund – 224,153 – – –
Principal LifeTime 2035 Fund – 117,274 – – –
Principal LifeTime 2040 Fund – 177,541 – – –
Principal LifeTime 2045 Fund – 86,346 – – –
Principal LifeTime 2050 Fund – 126,052 – – –
Principal LifeTime 2055 Fund – 50,346 – – –
Principal LifeTime 2060 Fund – 47,758 – – –
Principal LifeTime 2065 Fund – 13,394 – – –
Principal LifeTime 2070 Fund 48 4,209 – – –
Principal LifeTime Hybrid 2025 Fund – 3 – – –
Principal LifeTime Hybrid 2030 Fund – 121 – – –
Principal LifeTime Hybrid 2040 Fund – 66 – – –
Principal LifeTime Hybrid 2045 Fund – 1 – – –
Principal LifeTime Hybrid 2050 Fund – 7 – – –
Principal LifeTime Hybrid 2070 Fund 137 1 – – –
Principal LifeTime Strategic Income Fund – 32,123 – – –
Real Estate Securities Fund – 229 – 329 15,621
SAM Balanced Portfolio – 33,123 – – –
SAM Conservative Balanced Portfolio – 13,378 – – –
SAM Conservative Growth Portfolio – 18,011 – – –
SAM Flexible Income Portfolio – 9,916 – – –
SAM Strategic Growth Portfolio – 12,227 – – –
Short-Term Income Fund – 24,138 – – –
SmallCap Fund – 185 – – 508
SmallCap Growth Fund I – 10 – – 65,321
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Affiliated Brokerage Commissions. With respect to Diversified Income Fund, $1,000 of brokerage commission was paid to SAMI Brokerage
LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial
Group during the period ended April 30, 2025 .
6. Capital Share Transactions
The conversion of R-1 shares into R-3 shares during the period ended April 30, 2025 resulted in the following capital shares transactions
(amounts in thousands):
The conversion of R-4 shares into R-5 shares during the period ended April 30, 2025 resulted in the following capital shares transactions
(amounts in thousands):
Class J Institutional R-3 R-5 R-6
SmallCap S&P 600 Index Fund – 8 – – –
SmallCap Value Fund II – 218 – – 49,025
Tax-Exempt Bond Fund – 56 – – –
R-1 Shares
Redeemed
R-1 Dollars
Redeemed
R-3 Shares
Sold
R-3 Dollars
Sold
Core Fixed Income Fund 25 $760 26 $760
Core Plus Bond Fund 324 2,912 326 2,912
Diversified International Fund 135 1,915 135 1,915
Equity Income Fund 19 911 19 911
Global Emerging Markets Fund 47 1,249 47 1,249
Government & High Quality Bond Fund 53 487 53 487
Inflation Protection Fund 71 519 69 519
International Equity Fund 93 1,353 92 1,353
LargeCap Growth Fund I 712 1,1073 620 1,1073
LargeCap S&P 500 Index Fund 535 15,780 530 15,780
LargeCap Value Fund III 182 3,911 169 3,911
MidCap Fund 67 3,190 61 3,190
MidCap Growth Fund 117 979 90 979
MidCap Growth Fund III 163 1,346 121 1,346
MidCap S&P 400 Index Fund 224 6,056 215 6,056
MidCap Value Fund I 117 2,148 113 2,148
Principal Capital Appreciation Fund 17 1,458 17 1,458
Principal LifeTime 2015 Fund 182 1,574 181 1,574
Principal LifeTime 2020 Fund 878 11,364 882 11,364
Principal LifeTime 2025 Fund 545 6,239 543 6,239
Principal LifeTime 2030 Fund 1,317 19,426 1,310 19,426
Principal LifeTime 2035 Fund 536 7,124 533 7,124
Principal LifeTime 2040 Fund 913 15,590 918 15,590
Principal LifeTime 2045 Fund 271 4,006 569 4,006
Principal LifeTime 2050 Fund 693 12,609 694 12,609
Principal LifeTime 2055 Fund 190 3,149 188 3,149
Principal LifeTime 2060 Fund 221 3,961 217 3,961
Principal LifeTime 2065 Fund 32 469 31 469
Principal LifeTime 2070 Fund 17 225 17 225
Principal LifeTime Strategic Income Fund 389 4,566 393 4,566
Real Estate Securities Fund 71 2,202 72 2,202
SAM Balanced Portfolio 123 3,612 123 3,612
SAM Conservative Balanced Portfolio 125 1,776 124 1,776
SAM Conservative Growth Portfolio 34 756 34 756
SAM Flexible Income Portfolio 98 3,445 97 3,445
SAM Strategic Growth Portfolio 23 2,158 23 2,158
Short-Term Income Fund 37 553 37 553
SmallCap Fund 54 1,358 49 1,358
SmallCap Growth Fund I 144 1,654 133 1,654
SmallCap S&P 600 Index Fund 207 6,173 196 6,173
SmallCap Value Fund II 59 704 53 704
R-4 Shares
Redeemed
R-4 Dollars
Redeemed
R-5 Shares
Sold
R-5 Dollars
Sold
Core Fixed Income Fund 518 $4,420 519 $4,420
Core Plus Bond Fund 362 3,401 371 3,401
Diversified International Fund 382 5,702 383 5,702
Equity Income Fund 660 29,860 659 29,860
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

The conversion of R-4 shares into Institutional shares during the period ended April 30, 2025 resulted in the following capital shares transactions
(amounts in thousands):
7. Investment Transactions
For the period ended April 30, 2025, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
R-4 Shares
Redeemed
R-4 Dollars
Redeemed
R-5 Shares
Sold
R-5 Dollars
Sold
Global Emerging Markets Fund 58 1,512 58 1,512
Global Real Estate Securities Fund 18 175 18 175
Government & High Quality Bond Fund 206 1,929 207 1,929
Inflation Protection Fund 174 1,322 172 1,322
International Equity Fund 21 405 21 405
LargeCap Growth Fund I 2,280 43,082 2,109 43,082
LargeCap S&P 500 Index Fund 4,400 133,966 4.340 133,966
LargeCap Value Fund III 52 1,133 52 1,133
MidCap Fund 1,288 63,525 1,292 63,525
MidCap Growth Fund 482 5,868 450 5,868
MidCap Growth Fund III 143 1,708 131 1,708
MidCap S&P 400 Index Fund 1,227 34,033 1,212 34,033
MidCap Value Fund I 403 7,744 400 7,744
Principal Capital Appreciation Fund 160 13,861 159 13,861
Principal LifeTime 2015 Fund 974 12,316 973 12,316
Principal LifeTime 2020 Fund 1,634 28,172 1,629 28,172
Principal LifeTime 2025 Fund 2,714 37,931 2,702 37,931
Principal LifeTime 2030 Fund 3,238 55,753 3,393 55,753
Principal LifeTime 2035 Fund 2,714 39,551 2,702 39,551
Principal LifeTime 2040 Fund 2,913 53,156 2,885 53,156
Principal LifeTime 2045 Fund 1,708 26,636 1,704 26,636
Principal LifeTime 2050 Fund 2,183 41,075 2,174 41,075
Principal LifeTime 2055 Fund 881 15,166 876 15,166
Principal LifeTime 2060 Fund 521 9,578 519 9,578
Principal LifeTime 2065 Fund 177 2,670 177 2,670
Principal LifeTime 2070 Fund 19 248 19 248
Principal LifeTime Strategic Income Fund 641 8,187 636 8,187
Real Estate Securities Fund 395 11,588 394 11,588
SAM Balanced Portfolio 685 11,821 685 11,821
SAM Conservative Balanced Portfolio 809 10,320 809 10,320
SAM Conservative Growth Portfolio 254 5,311 256 5,311
SAM Flexible Income Portfolio 328 4,092 329 4,092
SAM Strategic Growth Portfolio 172 4,079 173 4,079
Short-Term Income Fund 287 3,437 287 3,437
SmallCap Fund 1,072 31,545 1,035 31,545
SmallCap Growth Fund I 703 9,929 647 9,929
SmallCap S&P 600 Index Fund 893 28,903 885 28,903
SmallCap Value Fund II 298 3,919 292 3,919
R-4 Shares
Redeemed
R-4 Dollars
Redeemed
Institutional
Shares Sold
Institutional
Dollars Sold
Overseas Fund 91 $982 91 $982
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
California Municipal Fund $ 187,149 $ 172,282 $ — $ —
Core Fixed Income Fund 652,435 459,964 — —
Core Plus Bond Fund 281,773 314,063 — —
Diversified Income Fund 901,747 1,037,697 60,476 56,643
Diversified International Fund 837,523 6,721,410 — —
Equity Income Fund 804,388 1,417,741 — —
Finisterre Emerging Markets Total Return Bond Fund 363,589 368,160 — —
Global Emerging Markets Fund 459,474 329,357 — —
Global Real Estate Securities Fund 165,790 235,594 — —
Government & High Quality Bond Fund 644,133 689,701 — —
Government Money Market Fund — — — —
High Yield Fund 1,089,612 1,354,895 — —
6. Capital Share Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

For the period ended April 30, 2025, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Inflation Protection Fund $ 1,220,606 $ 1,185,964 $ 159,006 $ 159,008
International Equity Fund 7,137,979 2,141,405 — —
LargeCap Growth Fund I 1,801,746 3,256,159 — —
LargeCap S&P 500 Index Fund 243,827 71,195 — —
LargeCap Value Fund III 905,701 1,046,315 — —
MidCap Fund 3,510,114 2,116,819 — —
MidCap Growth Fund 128,863 173,529 — —
MidCap Growth Fund III 81,022 290,960 — —
MidCap S&P 400 Index Fund 104,911 150,992 — —
MidCap Value Fund I 1,101,416 1,492,291 — —
Money Market Fund — — — —
Overseas Fund 336,299 375,641 — —
Principal Capital Appreciation Fund 1,505,376 1,620,259 — —
Principal LifeTime 2015 Fund 41,892 60,157 — —
Principal LifeTime 2020 Fund 390,624 562,829 — —
Principal LifeTime 2025 Fund 308,066 386,333 — —
Principal LifeTime 2030 Fund 1,212,253 1,381,390 — —
Principal LifeTime 2035 Fund 527,596 489,463 — —
Principal LifeTime 2040 Fund 1,351,825 1,332,515 — —
Principal LifeTime 2045 Fund 562,913 491,732 — —
Principal LifeTime 2050 Fund 1,119,532 1,076,831 — —
Principal LifeTime 2055 Fund 407,836 368,745 — —
Principal LifeTime 2060 Fund 397,543 354,345 — —
Principal LifeTime 2065 Fund 103,403 76,809 — —
Principal LifeTime 2070 Fund 39,223 18,220 — —
Principal LifeTime Hybrid 2015 Fund 106,773 51,940 — —
Principal LifeTime Hybrid 2020 Fund 124,337 103,476 — —
Principal LifeTime Hybrid 2025 Fund 254,615 168,856 — —
Principal LifeTime Hybrid 2030 Fund 353,880 207,624 — —
Principal LifeTime Hybrid 2035 Fund 245,928 162,294 — —
Principal LifeTime Hybrid 2040 Fund 353,767 202,825 — —
Principal LifeTime Hybrid 2045 Fund 196,331 138,318 — —
Principal LifeTime Hybrid 2050 Fund 194,346 128,643 — —
Principal LifeTime Hybrid 2055 Fund 126,789 82,211 — —
Principal LifeTime Hybrid 2060 Fund 71,494 45,273 — —
Principal LifeTime Hybrid 2065 Fund 30,541 15,482 — —
Principal LifeTime Hybrid 2070 Fund 6,236 2,995 — —
Principal LifeTime Hybrid Income Fund 42,921 29,661 — —
Principal LifeTime Strategic Income Fund 126,315 174,552 — —
Real Estate Securities Fund 556,612 640,682 — —
SAM Balanced Portfolio 808,480 833,423 — —
SAM Conservative Balanced Portfolio 260,919 307,831 — —
SAM Conservative Growth Portfolio 573,724 539,435 — —
SAM Flexible Income Portfolio 281,093 371,465 — —
SAM Strategic Growth Portfolio 531,394 492,589 — —
Short-Term Income Fund 546,200 489,923 — —
SmallCap Fund 238,129 399,342 — —
SmallCap Growth Fund I 684,872 764,208 — —
SmallCap S&P 600 Index Fund 355,647 202,597 — —
SmallCap Value Fund II 493,586 487,467 — —
Tax-Exempt Bond Fund 165,314 204,550 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Core Fixed Income Fund $ – $ 440,656 $ — $ —
Core Plus Bond Fund 174,763 185,784 — —
Diversified Income Fund 218,953 212,295 2,675 2,675
Finisterre Emerging Markets Total Return Bond Fund 205 – — —
Government & High Quality Bond Fund 493,451 499,564 — —
Inflation Protection Fund 522,436 546,341 — —
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

During the period ended April 30, 2025, Diversified International Fund had in-kind redemptions totaling $5,495,515,000 to International Equity
Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio,
SAM Strategic Growth Portfolio, and funds affiliated with the Manager. The in-kind redemptions resulted in realized gains of $955,555,000. The realized gain is included in net realized gain (loss) from investment transactions on the statement of operations of Diversified International Fund.
The in-kind transactions resulted in distributions of securities with a value as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2025 and October 31,
2024 were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Short-Term Income Fund 114,692 170,736 — —
International Equity Fund $ 4,907,816
SAM Balanced Portfolio 159,328
SAM Conservative Balanced Portfolio 44,292
SAM Conservative Growth Portfolio 130,125
SAM Flexible Income Portfolio 56,589
SAM Strategic Growth Portfolio 128,135
Other affiliated funds 69,230
Ordinary Income Tax Exempt Income* Long-Term Capital Gain^
2025 2024 2025 2024 2025 2024
California Municipal Fund $ — $ 6 $ 10,364 $ 18,875 $ — $ —
Core Fixed Income Fund 195,504 374,771 — — — —
Core Plus Bond Fund 12,438 22,482 — — — —
Diversified Income Fund 77,877 171,369 — — — —
Diversified International Fund 163,105 128,703 — — 190,710 —
Equity Income Fund 80,173 164,427 — — 758,081 61,368
Finisterre Emerging Markets Total Return Bond Fund 24,172 40,611 — — — —
Global Emerging Markets Fund 7,659 4,815 — — — —
Global Real Estate Securities Fund 43,459 52,899 — — — —
Government & High Quality Bond Fund 11,373 19,762 — — — —
Government Money Market Fund 80,728 163,774 — — — —
High Yield Fund 202,124 186,299 — — — —
Inflation Protection Fund 71,833 53,740 — — — —
International Equity Fund 8,314 9,044 — — 19,854 —
LargeCap Growth Fund I 58,881 10,798 — — 2,511,827 683,034
LargeCap S&P 500 Index Fund 120,843 92,261 — — 115,763 186,831
LargeCap Value Fund III 53,500 52,926 — — 237,511 40,764
MidCap Fund 42,196 13,269 — — 873,743 526,243
MidCap Growth Fund III 26,961 — — — 103,820 86,313
MidCap S&P 400 Index Fund 41,160 19,157 — — 118,057 32,019
MidCap Value Fund I 139,254 51,293 — — 284,284 121,858
Money Market Fund 21,741 50,745 — — — —
Overseas Fund 87,441 103,094 — — 86,391 43,397
Principal Capital Appreciation Fund 29,695 34,748 — — 211,541 —
Principal LifeTime 2015 Fund 7,320 7,497 — — 7,626 4,221
Principal LifeTime 2020 Fund 68,168 68,686 — — 89,899 53,507
Principal LifeTime 2025 Fund 42,810 41,243 — — 47,603 24,648
Principal LifeTime 2030 Fund 139,874 130,948 — — 168,864 90,321
Principal LifeTime 2035 Fund 46,023 39,245 — — 63,944 35,083
Principal LifeTime 2040 Fund 93,246 86,200 — — 220,963 101,469
Principal LifeTime 2045 Fund 30,929 26,235 — — 58,276 35,644
Principal LifeTime 2050 Fund 53,243 49,782 — — 150,425 79,406
Principal LifeTime 2055 Fund 19,095 15,719 — — 34,779 23,201
Principal LifeTime 2060 Fund 18,375 15,164 — — 30,024 21,884
Principal LifeTime 2065 Fund 4,132 2,595 — — 4,162 3,102
Principal LifeTime 2070 Fund 1,000 184 — — 297 —
Principal LifeTime Hybrid 2015 Fund 10,310 7,309 — — 862 1,010
Principal LifeTime Hybrid 2020 Fund 16,345 14,611 — — 1,076 2,277
Principal LifeTime Hybrid 2025 Fund 25,789 19,871 — — 3,532 4,784
Principal LifeTime Hybrid 2030 Fund 26,501 19,970 — — 4,304 5,183
Principal LifeTime Hybrid 2035 Fund 18,527 13,705 — — 4,840 4,737
Principal LifeTime Hybrid 2040 Fund 18,681 12,795 — — 6,868 5,481
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

*The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2024, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax Exempt Income* Long-Term Capital Gain^
2025 2024 2025 2024 2025 2024
Principal LifeTime Hybrid 2045 Fund $ 10,506 $ 7,491 $ — $ — $ 5,152 $ 3,940
Principal LifeTime Hybrid 2050 Fund 8,638 6,008 — — 5,039 3,647
Principal LifeTime Hybrid 2055 Fund 5,469 3,472 — — 3,056 1,945
Principal LifeTime Hybrid 2060 Fund 2,899 1,729 — — 1,565 886
Principal LifeTime Hybrid 2065 Fund 975 489 — — 455 223
Principal LifeTime Hybrid 2070 Fund 106 20 — — 21 —
Principal LifeTime Hybrid Income Fund 4,894 3,558 — — 52 467
Principal LifeTime Strategic Income Fund 24,016 20,088 — — 10,234 —
Real Estate Securities Fund 73,527 138,794 — — 102,299 16,548
SAM Balanced Portfolio 75,658 82,045 — — 209,281 —
SAM Conservative Balanced Portfolio 31,122 44,985 — — 20,442 —
SAM Conservative Growth Portfolio 46,058 39,200 — — 181,991 —
SAM Flexible Income Portfolio 44,567 72,438 — — — —
SAM Strategic Growth Portfolio 32,177 19,313 — — 126,121 6,642
Short-Term Income Fund 61,413 107,614 — — — —
SmallCap Fund 20,399 11,887 — — 23,243 24,022
SmallCap Growth Fund I 57,325 — — — 111,168 —
SmallCap S&P 600 Index Fund 19,752 17,408 — — 90,442 35,168
SmallCap Value Fund II 52,736 38,437 — — 63,402 5,664
Tax-Exempt Bond Fund — 55 9,880 19,766 — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 163 $ — $ (42,516) $ (2,237) $ — $ (44,590)
Core Fixed Income Fund 3,592 — — (158,566) (1,200,827) — (1,355,801)
Core Plus Bond Fund 421 — — (91,692) (17,898) (325) (109,494)
Diversified Income Fund 1,923 — — (1,100,269) (45,077) (8,795) (1,152,218)
Diversified International Fund 153,554 — 95,657 (27,058) 649,913 — 872,066
Equity Income Fund 15,478 — 758,066 — 4,540,360 — 5,313,904
Finisterre Emerging Markets Total Return
Bond Fund 1,215 — — (101,190) (4,074) (551) (104,600)
Global Emerging Markets Fund 3,338 — — (10,942) (6,111) — (13,715)
Global Real Estate Securities Fund 34,043 — — (57,139) 323,644 — 300,548
Government & High Quality Bond Fund 543 — — (199,360) (53,946) (3) (252,766)
High Yield Fund 2,979 — — (293,328) (79,833) (7,707) (377,889)
Inflation Protection Fund 59,049 — — (83,008) (115,051) (128) (139,138)
International Equity Fund 8,194 — 19,853 — 1,875 — 29,922
LargeCap Growth Fund I 62,411 — 2,511,027 — 3,259,564 — 5,833,002
LargeCap S&P 500 Index Fund 99,182 — 115,711 — 5,243,001 (63) 5,457,831
LargeCap Value Fund III 42,008 — 237,494 — 533,475 (2) 812,975
MidCap Fund 50,975 — 873,683 — 14,368,193 — 15,292,851
MidCap Growth Fund — — — (10,481) 32,688 — 22,207
MidCap Growth Fund III 26,970 — 103,806 — 43,830 — 174,606
MidCap S&P 400 Index Fund 37,485 — 118,055 — 333,031 — 488,571
MidCap Value Fund I 131,353 — 284,278 — 282,663 (1) 698,293
Overseas Fund 85,926 — 86,388 — 26,801 — 199,115
Principal Capital Appreciation Fund 25,298 — 211,536 — 2,218,876 — 2,455,710
Principal LifeTime 2015 Fund 5,005 — 7,624 — 22,633 — 35,262
Principal LifeTime 2020 Fund 44,650 — 89,899 — 212,826 — 347,375
Principal LifeTime 2025 Fund 26,623 — 47,603 — 199,352 — 273,578
Principal LifeTime 2030 Fund 81,527 — 168,843 — 768,213 — 1,018,583
Principal LifeTime 2035 Fund 25,423 — 63,930 — 307,558 — 396,911
Principal LifeTime 2040 Fund 41,507 — 220,940 — 980,555 — 1,243,002
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2024, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Principal LifeTime 2045 Fund $ 11,546 $ — $ 58,265 $ — $ 316,798 $ — $ 386,609
Principal LifeTime 2050 Fund 14,262 — 150,423 — 759,618 — 924,303
Principal LifeTime 2055 Fund 5,631 — 34,779 — 190,655 — 231,065
Principal LifeTime 2060 Fund 5,502 — 30,019 — 160,770 — 196,291
Principal LifeTime 2065 Fund 1,403 — 4,161 — 23,606 — 29,170
Principal LifeTime 2070 Fund 445 — 297 — 2,976 — 3,718
Principal LifeTime Hybrid 2015 Fund 2,996 — 861 — 14,047 — 17,904
Principal LifeTime Hybrid 2020 Fund 4,509 — 1,075 — 33,590 — 39,174
Principal LifeTime Hybrid 2025 Fund 5,765 — 3,527 — 58,706 — 67,998
Principal LifeTime Hybrid 2030 Fund 4,227 — 4,303 — 86,001 — 94,531
Principal LifeTime Hybrid 2035 Fund 2,409 — 4,836 — 76,685 — 83,930
Principal LifeTime Hybrid 2040 Fund 2,133 — 6,866 — 104,926 — 113,925
Principal LifeTime Hybrid 2045 Fund 1,038 — 5,151 — 72,137 — 78,326
Principal LifeTime Hybrid 2050 Fund 609 — 5,038 — 70,557 — 76,204
Principal LifeTime Hybrid 2055 Fund 432 — 3,055 — 39,833 — 43,320
Principal LifeTime Hybrid 2060 Fund 207 — 1,565 — 19,747 — 21,519
Principal LifeTime Hybrid 2065 Fund 72 — 455 — 5,396 — 5,923
Principal LifeTime Hybrid 2070 Fund 18 — 21 — 386 — 425
Principal LifeTime Hybrid Income Fund 1,359 — 52 — 1,393 — 2,804
Principal LifeTime Strategic Income Fund 16,141 — 10,229 — 4,585 — 30,955
Real Estate Securities Fund 2,769 — 102,286 — 1,395,557 —
†
1,500,612
SAM Balanced Portfolio 17,090 — 209,256 — 906,524 — 1,132,870
SAM Conservative Balanced Portfolio 3,736 — 20,438 — 217,039 — 241,213
SAM Conservative Growth Portfolio 13,726 — 181,983 — 872,906 — 1,068,615
SAM Flexible Income Portfolio 294 — — (37,703) 100,479 — 63,070
SAM Strategic Growth Portfolio 10,331 — 126,117 — 659,745 — 796,193
Short-Term Income Fund 926 — — (51,783) (42,672) — (93,529)
SmallCap Fund 19,320 — 23,237 — 208,090 — 250,647
SmallCap Growth Fund I 57,325 — 111,162 — 318,849 — 487,336
SmallCap S&P 600 Index Fund 16,119 — 90,438 — 246,749 — 353,306
SmallCap Value Fund II 48,340 — 63,394 — 69,784 — 181,518
Tax-Exempt Bond Fund — 187 — (68,002) (3,586) (25) (71,426)
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 21,042 $ 21,474 $ 42,516
Core Fixed Income Fund 42,375 116,191 158,566
Core Plus Bond Fund 25,715 65,977 91,692
Diversified Income Fund 276,601 823,668 1,100,269
Diversified International Fund 26,585 473 27,058
Finisterre Emerging Markets Total Return Bond Fund 42,532 58,658 101,190
Global Emerging Markets Fund 5,969 4,973 10,942
Global Real Estate Securities Fund — 57,139 57,139
Government & High Quality Bond Fund 63,723 135,637 199,360
High Yield Fund 14,114 279,214 293,328
Inflation Protection Fund 6,966 76,042 83,008
MidCap Growth Fund 9,984 — 9,984
SAM Flexible Income Portfolio 5,850 31,853 37,703
Short-Term Income Fund 15,242 36,541 51,783
Tax-Exempt Bond Fund 29,319 38,683 68,002
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

For the year ended October 31, 2024, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to
December 31. As of October 31, 2024, the Funds intend to defer late-year ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31, 2024, the Funds recorded reclassifications as follows (amounts in thousands):
Short-Term
Utilized
Long-Term
Utilized
California Municipal Fund $ 298 $ —
Core Plus Bond Fund 2,653 —
Diversified Income Fund 18,646 —
Diversified International Fund 167,565 1,824
Finisterre Emerging Markets Total Return Bond Fund 20,960 2,095
Global Emerging Markets Fund 1,490 2,284
Global Real Estate Securities Fund 11,334 26,433
Government & High Quality Bond Fund 6,803 —
High Yield Fund 5,956 —
Inflation Protection Fund 3,890 —
International Equity Fund 28,110 —
MidCap Growth Fund 12,694 —
Principal Capital Appreciation Fund 79,590 —
Principal LifeTime Strategic Income Fund 16 640
Real Estate Securities Fund 43,617 42,350
SAM Balanced Portfolio 3,161 —
SAM Conservative Balanced Portfolio 5,398 19,365
SAM Conservative Growth Portfolio 12,509 8,610
SAM Flexible Income Portfolio 9,373 30,363
Short-Term Income Fund 3,371 921
SmallCap Growth Fund I 27,929 556
Tax-Exempt Bond Fund 562 —
Late Year
Ordinary
Loss
MidCap Growth Fund $ 497
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Income Fund $ (1) $ 1
Diversified International Fund (3,145) 3,145
Equity Income Fund (60,574) 60,574
Global Real Estate Securities Fund 1 (1)
International Equity Fund (7,370) 7,370
LargeCap Growth Fund I (410,087) 410,087
LargeCap S&P 500 Index Fund (14,275) 14,275
LargeCap Value Fund III (12,633) 12,633
MidCap Fund (46,768) 46,768
MidCap Growth Fund 639 (639)
MidCap Growth Fund III (94,406) 94,406
MidCap S&P 400 Index Fund (31,611) 31,611
MidCap Value Fund I (125,423) 125,423
Overseas Fund (112,949) 112,949
Principal Capital Appreciation Fund (13,293) 13,293
Principal LifeTime 2015 Fund (1,737) 1,737
Principal LifeTime 2020 Fund (12,427) 12,427
Principal LifeTime 2025 Fund (6,026) 6,026
Principal LifeTime 2030 Fund (12,659) 12,659
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

Federal Income Tax Basis. As of April 30, 2025, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal LifeTime 2035 Fund $ (3,867) $ 3,867
Principal LifeTime 2040 Fund (7,770) 7,770
Principal LifeTime 2045 Fund (2,690) 2,690
Principal LifeTime 2050 Fund (5,386) 5,386
Principal LifeTime 2055 Fund (1,608) 1,608
Principal LifeTime 2060 Fund (1,558) 1,558
Principal LifeTime 2065 Fund (310) 310
Principal LifeTime 2070 Fund (44) 44
Principal LifeTime Hybrid 2015 Fund (348) 348
Principal LifeTime Hybrid 2020 Fund (725) 725
Principal LifeTime Hybrid 2025 Fund (1,165) 1,165
Principal LifeTime Hybrid 2030 Fund (1,183) 1,183
Principal LifeTime Hybrid 2035 Fund (781) 781
Principal LifeTime Hybrid 2040 Fund (969) 969
Principal LifeTime Hybrid 2045 Fund (734) 734
Principal LifeTime Hybrid 2050 Fund (581) 581
Principal LifeTime Hybrid 2055 Fund (346) 346
Principal LifeTime Hybrid 2060 Fund (191) 191
Principal LifeTime Hybrid Income Fund (134) 134
Principal LifeTime Strategic Income Fund (1,957) 1,957
Real Estate Securities Fund 394 (394)
SAM Balanced Portfolio (9,855) 9,855
SAM Conservative Balanced Portfolio (120) 120
SAM Conservative Growth Portfolio (5,415) 5,415
SAM Strategic Growth Portfolio (4,850) 4,850
SmallCap Fund (3,915) 3,915
SmallCap Growth Fund I (23,913) 23,913
SmallCap S&P 600 Index Fund (13,741) 13,741
SmallCap Value Fund II (28,671) 28,671
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund $ 4,269 $ (17,613) $ (13,344) $ 645,965
Core Fixed Income Fund 48,468 (1,119,516) (1,071,048) 11,720,672
Core Plus Bond Fund 6,971 (14,384) (7,413) 592,557
Diversified Income Fund 59,284 (133,610) (74,326) 2,600,743
Diversified International Fund 1,642 (127,900) (126,258) 1,194,794
Equity Income Fund 3,903,147 (261,371) 3,641,776 4,638,204
Finisterre Emerging Markets Total Return Bond Fund 38,848 (38,080) 768 631,590
Global Emerging Markets Fund 227,395 (221,286) 6,109 2,536,556
Global Real Estate Securities Fund 393,661 (115,426) 278,235 1,414,470
Government & High Quality Bond Fund 12,439 (43,487) (31,048) 823,238
Government Money Market Fund — — — 4,894,385
High Yield Fund 36,865 (269,219) (232,354) 6,391,258
Inflation Protection Fund 32,694 (111,593) (78,899) 2,533,600
International Equity Fund 285,504 (274,348) 11,156 5,414,807
LargeCap Growth Fund I 2,669,788 (456,203) 2,213,585 6,203,345
LargeCap S&P 500 Index Fund 5,237,967 (232,900) 5,005,067 3,487,627
LargeCap Value Fund III 441,745 (266,784) 174,961 3,308,102
MidCap Fund 13,910,713 (725,846) 13,184,867 16,291,511
MidCap Growth Fund 27,188 (16,999) 10,189 159,430
MidCap Growth Fund III 31,292 (33,219) (1,927) 229,653
MidCap S&P 400 Index Fund 315,727 (121,631) 194,096 971,203
MidCap Value Fund I 217,451 (195,705) 21,746 2,320,443
Money Market Fund — — — 1,147,169
Overseas Fund 196,330 (121,100) 75,230 1,165,046
Principal Capital Appreciation Fund 1,956,335 (131,378) 1,824,957 2,589,791
Principal LifeTime 2015 Fund 25,292 (16,514) 8,778 203,257
Principal LifeTime 2020 Fund 286,173 (159,609) 126,564 1,952,370
Principal LifeTime 2025 Fund 203,829 (99,545) 104,284 1,318,787
Principal LifeTime 2030 Fund 786,245 (307,525) 478,720 4,587,436
Principal LifeTime 2035 Fund 259,715 (86,968) 172,747 1,747,023
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30,2025

9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On May 15, 2025, the Board approved the acquisition of the assets of MidCap Growth Fund and MidCap Growth Fund III by the MidCap Fund (the “Proposed Merger”). The Proposed Merger is expected to occur on or about September
19, 2025. There were no other items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal LifeTime 2040 Fund $ 792,505 $ (156,084) $ 636,421 $ 3,847,711
Principal LifeTime 2045 Fund 229,448 (52,923) 176,525 1,458,896
Principal LifeTime 2050 Fund 558,143 (89,324) 468,819 2,656,086
Principal LifeTime 2055 Fund 127,596 (34,712) 92,884 986,785
Principal LifeTime 2060 Fund 103,540 (33,977) 69,563 972,224
Principal LifeTime 2065 Fund 14,058 (9,496) 4,562 227,329
Principal LifeTime 2070 Fund 1,385 (2,458) (1,073) 62,456
Principal LifeTime Hybrid 2015 Fund 19,780 (16,497) 3,283 368,877
Principal LifeTime Hybrid 2020 Fund 52,254 (41,507) 10,747 536,587
Principal LifeTime Hybrid 2025 Fund 70,895 (49,088) 21,807 925,165
Principal LifeTime Hybrid 2030 Fund 88,729 (50,387) 38,342 1,056,039
Principal LifeTime Hybrid 2035 Fund 69,941 (30,496) 39,445 730,431
Principal LifeTime Hybrid 2040 Fund 83,383 (26,722) 56,661 838,695
Principal LifeTime Hybrid 2045 Fund 54,152 (12,703) 41,449 476,241
Principal LifeTime Hybrid 2050 Fund 50,570 (9,676) 40,894 434,321
Principal LifeTime Hybrid 2055 Fund 27,618 (6,568) 21,050 279,249
Principal LifeTime Hybrid 2060 Fund 13,351 (3,468) 9,883 151,946
Principal LifeTime Hybrid 2065 Fund 3,616 (1,509) 2,107 57,208
Principal LifeTime Hybrid 2070 Fund 254 (239) 15 7,013
Principal LifeTime Hybrid Income Fund 7,246 (10,248) (3,002) 172,447
Principal LifeTime Strategic Income Fund 55,976 (67,319) (11,343) 733,477
Real Estate Securities Fund 1,555,719 (338,710) 1,217,009 5,067,701
SAM Balanced Portfolio 736,658 (141,406) 595,252 3,828,094
SAM Conservative Balanced Portfolio 209,043 (68,082) 140,961 1,634,679
SAM Conservative Growth Portfolio 686,487 (81,019) 605,468 2,478,920
SAM Flexible Income Portfolio 155,650 (98,349) 57,301 2,169,879
SAM Strategic Growth Portfolio 487,686 (53,127) 434,559 1,734,498
Short-Term Income Fund 29,324 (35,039) (5,715) 3,331,239
SmallCap Fund 249,492 (295,807) (46,315) 1,995,463
SmallCap Growth Fund I 306,595 (269,869) 36,726 1,827,007
SmallCap S&P 600 Index Fund 270,803 (232,133) 38,670 1,181,253
SmallCap Value Fund II 72,811 (164,060) (91,249) 1,110,312
Tax-Exempt Bond Fund 5,447 (20,878) (15,431) 544,688
8. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.01% Shares Held Value (000's)
Exchange-Traded Funds - 0.01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 12
iShares California Muni Bond ETF 702 39
$ 51
TOTAL INVESTMENT COMPANIES $ 51
MUNICIPAL BONDS - 102.86%
Principal
Amount (000's) Value (000's)
California - 96.50%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
$ 1,000 $ 1,003
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 998
5.00%, 10/01/2035 5,270 5,334
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2043
(a)
1,000 1,069
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,802
Bay Area Toll Authority
5.00%, 04/01/2042 1,000 1,060
5.00%, 04/01/2043 1,000 1,055
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,230 1,780
Burbank-Glendale-Pasadena Airport Authority Brick
Campaign
5.25%, 07/01/2040 1,435 1,515
California Community Choice Financing Authority
4.00%, 02/01/2052
(c)
2,275 2,249
4.00%, 10/01/2052
(c)
1,115 1,115
4.00%, 05/01/2053
(c)
3,150 3,143
5.00%, 02/01/2054
(c)
5,000 5,240
5.00%, 02/01/2055
(c)
5,000 5,267
5.00%, 02/01/2055
(c)
5,000 5,289
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,485 1,282
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,003
5.00%, 06/01/2043 4,645 5,141
5.00%, 05/01/2045 9,550 10,430
5.00%, 10/01/2045 1,000 1,002
5.00%, 05/01/2049 3,000 3,233
5.00%, 04/01/2051 7,015 7,539
5.00%, 03/01/2055
(c)
1,800 2,044
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,758
5.00%, 02/01/2035 2,000 2,001
5.00%, 06/01/2041
(c)
10,000 10,711
5.00%, 11/01/2047 3,375 3,585
5.00%, 11/15/2048 2,785 2,799
5.00%, 12/01/2054 2,000 2,026
5.25%, 12/01/2043 2,155 2,202
California Housing Finance Agency
3.50%, 11/20/2035 9,277 8,823
4.25%, 01/15/2035 8,178 8,164
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
11,924 11,698
California Infrastructure & Economic Development
Bank
5.00%, 08/01/2038 1,175 1,225
5.00%, 08/01/2039 1,130 1,174
9.50%, 01/01/2065
(c),(d)
14,000 13,513
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 3,735
4.00%, 07/15/2029 8,310 8,043
4.00%, 10/01/2039 2,150 2,051
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
4.38%, 09/01/2053
(c)
$ 1,700 $ 1,702
4.80%, 11/01/2041
(c)
5,085 5,087
5.00%, 05/15/2033 1,000 1,034
5.00%, 05/15/2034 1,000 1,031
5.00%, 12/31/2034 7,550 7,608
5.00%, 12/31/2036 8,000 8,046
5.00%, 05/15/2038 2,000 2,040
5.00%, 10/01/2044 1,000 1,001
5.00%, 04/01/2049 1,725 1,731
5.00%, 04/01/2054 1,940 1,924
5.25%, 11/01/2036 2,100 2,106
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
600 615
5.00%, 05/15/2044
(a)
5,000 5,114
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,531
California Municipal Finance Authority (credit
support from Fannie Mae Collateral )
4.45%, 12/01/2042
(a)
4,900 4,879
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 11,317
3.38%, 07/01/2025 620 619
4.25%, 12/01/2027
(c)
1,200 1,201
4.30%, 07/01/2040 3,600 3,602
5.00%, 07/01/2029
(d)
1,000 1,022
5.00%, 07/01/2029
(d)
1,000 1,037
5.00%, 07/01/2030
(d)
2,000 2,002
5.00%, 07/01/2030
(d)
565 590
5.00%, 07/01/2031
(d)
1,000 1,051
5.00%, 07/01/2037
(d)
11,000 11,000
5.00%, 07/01/2039
(d)
8,500 8,627
5.00%, 11/21/2045
(d)
2,500 2,507
California Public Finance Authority
6.50%, 06/01/2054
(d)
17,135 16,003
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 1,927
5.00%, 08/01/2038
(d)
1,000 1,009
California State University
5.00%, 11/01/2037 2,000 2,044
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
650 610
4.00%, 09/02/2029 1,000 1,004
4.00%, 07/01/2048 1,800 1,678
5.00%, 10/01/2028 1,875 1,883
5.00%, 11/01/2032
(d)
1,135 1,146
5.00%, 06/01/2034
(d)
375 380
5.00%, 09/02/2034 1,000 1,030
5.00%, 12/01/2036
(d)
5,000 5,033
5.00%, 09/02/2038 3,000 3,064
5.00%, 06/01/2039
(d)
475 471
5.00%, 09/02/2039 900 929
5.00%, 09/02/2039 945 966
5.00%, 05/15/2040 3,840 3,846
5.00%, 09/02/2040 1,000 1,021
5.00%, 12/01/2041
(d)
4,040 4,048
5.00%, 09/02/2044 1,425 1,427
5.00%, 09/02/2048 940 943
5.00%, 09/02/2049 600 603
5.00%, 06/01/2051
(d)
1,950 1,804
5.25%, 12/01/2034 3,500 3,501
5.25%, 12/01/2038
(d)
1,000 1,004

Schedule of Investments
California Municipal Fund
April 30, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.25%, 12/01/2043
(d)
$ 3,825 $ 3,835
5.25%, 12/01/2044 1,370 1,451
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
3,000 2,963
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,055
6.00%, 05/01/2043 1,550 1,585
Carlsbad Unified School District
4.00%, 08/01/2050 500 467
Chino Valley Unified School District
5.00%, 08/01/2055
(e)
6,570 6,741
5.25%, 08/01/2047 2,000 2,050
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,275
City of Irvine CA
4.00%, 09/02/2038 1,000 979
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,691
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 523
5.00%, 05/15/2026 415 422
5.00%, 05/15/2028
(e)
2,760 2,866
5.00%, 05/15/2029 1,875 1,967
5.00%, 05/15/2035 835 894
5.00%, 05/15/2036 1,500 1,501
5.00%, 05/15/2036 5,000 5,121
5.00%, 05/15/2037
(e)
4,225 4,360
5.00%, 05/15/2042
(e)
3,500 3,505
5.00%, 05/15/2044
(e)
3,100 3,101
5.00%, 05/15/2044
(e)
4,090 4,093
5.50%, 05/15/2040
(e)
5,000 5,300
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 2,178
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 7,928
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2036 1,350 1,363
5.00%, 07/01/2037 2,000 2,026
5.25%, 07/01/2054 10,000 10,483
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 9
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 482
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,724
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,021
5.00%, 06/01/2028 5,000 5,199
5.00%, 06/01/2051 10,035 10,046
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,008
La Verne Public Financing Authority
7.25%, 09/01/2026 200 201
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,677
5.50%, 11/15/2032 1,010 1,099
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 $ 1,695 $ 1,833
5.00%, 07/01/2038 960 1,062
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,004
Los Angeles County Sanitation Districts Financing
Authority
5.00%, 10/01/2035 4,500 4,522
Los Angeles Department of Water & Power
3.70%, 07/01/2034
(c)
80 80
3.85%, 07/01/2051
(c)
300 300
5.00%, 07/01/2029 520 544
5.00%, 07/01/2042
(e)
5,500 5,591
Los Angeles Unified School District/CA
5.00%, 07/01/2033 5,000 5,638
5.25%, 07/01/2042 9,050 9,290
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,600
Metropolitan Water District of Southern California
5.00%, 07/01/2040 5,000 5,307
5.00%, 04/01/2054 1,000 1,055
M-S-R Energy Authority
6.13%, 11/01/2029 1,500 1,571
6.13%, 11/01/2029 1,790 1,875
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
895 897
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 5,989
5.00%, 03/01/2047 1,500 1,509
Nuveen California AMT-Free Quality Municipal
Income Fund
4.07%, 10/01/2047
(c),(d)
1,200 1,200
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,416
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 970
Port of Los Angeles
5.00%, 08/01/2033 500 543
5.00%, 08/01/2034 3,465 3,775
5.00%, 08/01/2036 500 538
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,579
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 4,596
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,036
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,244
5.00%, 11/01/2037
(a)
3,660 3,828
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,509
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,844
4.00%, 06/01/2046 3,460 3,135
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,048
Sacramento Municipal Utility District
5.00%, 11/15/2045 1,000 1,067

Schedule of Investments
California Municipal Fund
April 30, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 $ 1,500 $ 1,543
5.00%, 07/01/2037 2,300 2,361
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 10,795
5.00%, 07/01/2039 2,000 2,085
5.00%, 07/01/2042 5,030 5,046
San Diego Housing Authority Inc (credit support
from Federal Home Loan Mortgage Corporation
Collateral HUD Section 8 )
4.20%, 06/01/2040
(a)
3,205 3,099
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2039 2,075 2,026
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,017
5.00%, 05/01/2035 1,000 1,029
5.00%, 05/01/2036 3,000 3,077
5.25%, 05/01/2055
(e)
3,500 3,580
5.50%, 05/01/2043 4,000 4,208
San Joaquin Valley Clean Energy Authority
5.50%, 01/01/2056
(c)
4,685 5,145
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,001
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,002
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 622
Santa Monica-Malibu Unified School District
4.00%, 08/01/2041 2,340 2,277
4.00%, 08/01/2042 2,000 1,969
Southern California Public Power Authority
5.00%, 11/01/2029 4,725 4,858
5.00%, 07/01/2049 1,000 1,002
5.25%, 07/01/2049 1,000 1,020
State of California
5.00%, 09/01/2028 5,075 5,390
5.00%, 09/01/2034 5,000 5,085
5.00%, 03/01/2038 2,000 2,218
State of California (credit support from Assured
Guaranty Municipal Corp )
5.25%, 08/01/2032
(a)
5,000 5,590
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,549
Travis Unified School District (credit support from
Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,007
University of California
4.00%, 05/15/2037 3,365 3,395
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,511
$ 593,486
Guam - 1.45%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 7,910
Port Authority of Guam
5.00%, 07/01/2048 1,000 988
$ 8,898
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico - 4.23%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
$ 526 $ 353
0.00%, 11/01/2043
(b),(c)
1,685 1,007
4.00%, 07/01/2037 316 289
4.00%, 07/01/2041 429 365
4.00%, 07/01/2046 446 365
5.38%, 07/01/2025 227 228
5.63%, 07/01/2027 451 460
5.63%, 07/01/2029 444 462
5.75%, 07/01/2031 431 457
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.50%, 01/01/2041 3,420 3,804
6.50%, 01/01/2042 3,250 3,617
6.75%, 01/01/2045 3,250 3,633
6.75%, 01/01/2045 5,550 6,204
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
4.50%, 07/01/2034 2,888 2,831
5.00%, 07/01/2058 2,000 1,910
$ 25,985
Virgin Islands - 0.68%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 4,250 4,201
TOTAL MUNICIPAL BONDS $ 632,570
Total Investments $ 632,621
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.24)%
Notes with interest rates of 3.63% - 4.25% at April
30, 2025 and contractual maturities of collateral of
2027-2032.
(f)
$ (26,050) (26,050)
Total Net Investments $ 606,571
Other Assets and Liabilities -  1.37% 8,422
TOTAL NET ASSETS - 100.00% $ 614,993
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $87,747 or 14.27% of net assets.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2025.

Schedule of Investments
Core Fixed Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .87 % Shares Held Value (000's)
Money Market Funds - 1 .87%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
1,364,956 $ 1,365
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
198,369,177 198,369
$ 199,734
TOTAL INVESTMENT COMPANIES $ 199,734
COMMON STOCKS - 0 .15 % Shares Held Value (000's)
Transportation - 0 .15%
Trailer Bridge Inc
(d),(e),(f)
178,279 $ 16,470
TOTAL COMMON STOCKS $ 16,470
BONDS - 54 .90%
Principal
Amount (000's) Value (000's)
Airlines - 1 .14%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(g)
$ 19,418 $ 19,416
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
27,523 26,693
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 24,344
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 02/15/2027 4,608 4,594
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 7,042 6,238
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 41,634 41,245
$ 122,530
Apparel - 0 .13%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,275
Automobile Asset Backed Securities - 1 .47%
BMW Vehicle Owner Trust 2024-A
4.69%, 02/25/2027 19,006 19,001
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.34%
Carvana Auto Receivables Trust 2021-P4
1.31%, 01/11/2027 1,568 1,564
Ford Credit Auto Owner Trust 2024-A
4.70%, 01/15/2027 18,406 18,400
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.36%
Ford Credit Floorplan Master Owner Trust A
5.59%, 05/15/2028
(g)
20,000 20,083
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
GM Financial Consumer Automobile Receivables
Trust 2023-4
4.88%, 11/16/2026 7,740 7,741
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.53%
Nissan Master Owner Trust Receivables
5.01%, 02/15/2028
(g)
38,000 38,045
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.67%
Tesla Electric Vehicle Trust 2023-1
4.87%, 12/21/2026
(g)
13,917 13,920
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Toyota Auto Receivables 2023-C Owner Trust
4.74%, 08/17/2026 2,551 2,552
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.40%
Toyota Auto Receivables 2024-A Owner Trust
4.69%, 12/15/2026 7,614 7,614
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.35%
Toyota Auto Receivables 2024-C Owner Trust
5.16%, 05/17/2027 28,030 28,092
$ 157,012
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 1 .01%
American Honda Finance Corp
2.30%, 09/09/2026 $ 7,000 $ 6,808
4.40%, 10/05/2026 30,000 29,980
4.75%, 01/12/2026 9,000 9,012
4.90%, 07/09/2027 15,000 15,194
5.80%, 10/03/2025 47,000 47,239
$ 108,233
Banks - 7 .90%
Bank of America Corp
3.19%, 07/23/2030
(h)
8,000 7,547
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.88%, 08/01/2025 10,000 9,983
3.97%, 02/07/2030
(h)
8,000 7,830
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.98%, 01/24/2029
(h)
29,000 29,385
Secured Overnight Financing Rate + 0.83%
5.08%, 01/20/2027
(h)
20,000 20,079
Secured Overnight Financing Rate + 1.29%
5.74%, 02/12/2036
(h)
28,000 27,940
Secured Overnight Financing Rate + 1.70%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031
(i)
10,000 8,591
2.80%, 05/04/2026 8,000 7,882
3.00%, 10/30/2028 9,000 8,594
4.94%, 02/11/2031
(h)
29,000 29,502
Secured Overnight Financing Rate + 0.89%
Bank of New York Mellon/The
4.73%, 04/20/2029
(h)
13,000 13,184
Secured Overnight Financing Rate + 1.14%
Citibank NA
4.88%, 11/19/2027
(h)
24,000 24,164
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
2.98%, 11/05/2030
(h)
51,000 47,331
Secured Overnight Financing Rate + 1.42%
4.45%, 09/29/2027 8,000 7,976
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,809
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(h)
15,000 12,785
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,727
3.81%, 04/23/2029
(h)
13,000 12,752
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.25%, 10/21/2025 23,500 23,452
5.54%, 01/28/2036
(h)
23,000 23,227
Secured Overnight Financing Rate + 1.38%
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
9,000 8,824
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 6,219
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(h)
47,000 43,482
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
3.90%, 07/15/2025 8,000 7,991
4.92%, 01/24/2029
(h)
28,000 28,396
Secured Overnight Financing Rate + 0.80%
Morgan Stanley
1.79%, 02/13/2032
(h)
10,000 8,434
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 5,267
Secured Overnight Financing Rate + 1.02%

Schedule of Investments
Core Fixed Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
2.70%, 01/22/2031
(h)
$ 38,000 $ 34,710
Secured Overnight Financing Rate + 1.14%
3.95%, 04/23/2027 10,000 9,920
4.00%, 07/23/2025 5,000 4,993
5.12%, 02/01/2029
(h)
18,000 18,285
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,091
Morgan Stanley Bank NA
4.45%, 10/15/2027
(h)
25,000 25,028
Secured Overnight Financing Rate + 0.68%
PNC Bank NA
2.70%, 10/22/2029
(i)
53,000 48,724
3.10%, 10/25/2027 4,750 4,628
4.78%, 01/15/2027
(h)
25,000 25,014
Secured Overnight Financing Rate + 0.50%
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 12,953
Secured Overnight Financing Rate + 0.98%
Truist Bank
3.30%, 05/15/2026 5,000 4,935
4.63%, 09/17/2029
(h)
52,000 50,877
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 5,344
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 23,997
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,610
3.15%, 04/27/2027 3,800 3,729
3.90%, 04/26/2028 5,000 4,967
4.84%, 02/01/2034
(h)
25,000 24,280
Secured Overnight Financing Rate + 1.60%
5.42%, 02/12/2036
(h)
18,000 18,058
Secured Overnight Financing Rate + 1.41%
Wells Fargo & Co
2.88%, 10/30/2030
(h)
32,000 29,650
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.90%, 01/24/2028
(h)
23,500 23,656
Secured Overnight Financing Rate + 0.78%
$ 845,802
Beverages - 0 .79%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 32,869
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,547
5.00%, 06/15/2034 30,000 30,252
$ 84,668
Biotechnology - 2 .22%
Amgen Inc
1.65%, 08/15/2028 20,000 18,388
2.20%, 02/21/2027 11,500 11,090
2.45%, 02/21/2030 40,000 36,381
5.25%, 03/02/2033 19,000 19,200
Biogen Inc
2.25%, 05/01/2030
(i)
65,000 57,806
Gilead Sciences Inc
1.20%, 10/01/2027
(i)
19,000 17,752
2.60%, 10/01/2040 19,000 13,437
3.65%, 03/01/2026 21,000 20,881
4.80%, 11/15/2029 20,000 20,351
5.25%, 10/15/2033 22,000 22,454
$ 237,740
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .73%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
$ 24,000 $ 22,234
Westlake Corp
2.88%, 08/15/2041 15,000 9,892
3.38%, 06/15/2030 4,500 4,210
3.60%, 08/15/2026 43,000 42,405
$ 78,741
Commercial Services - 0 .82%
ERAC USA Finance LLC
4.60%, 05/01/2028
(g)
38,500 38,815
5.00%, 02/15/2029
(g)
9,500 9,664
7.00%, 10/15/2037
(g)
13,000 14,824
United Rentals North America Inc
6.00%, 12/15/2029
(g)
24,000 24,305
$ 87,608
Computers - 0 .97%
Apple Inc
1.13%, 05/11/2025 10,000 9,989
2.05%, 09/11/2026 30,000 29,262
2.38%, 02/08/2041 20,000 13,852
3.20%, 05/11/2027 13,000 12,848
3.25%, 02/23/2026 13,000 12,913
4.15%, 05/10/2030 24,500 24,863
$ 103,727
Diversified Financial Services - 1 .04%
Atlas Warehouse Lending Co LP
6.05%, 01/15/2028
(g)
22,000 22,146
6.25%, 01/15/2030
(g)
27,000 27,062
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 25,290
2.75%, 10/15/2032 8,000 6,551
4.15%, 01/23/2030 19,000 18,295
4.85%, 01/15/2027 1,750 1,759
6.25%, 01/15/2036 10,325 10,419
$ 111,522
Electric - 9 .41%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 15,794
5.40%, 03/15/2053 23,000 21,608
AES Corp/The
5.80%, 03/15/2032 38,000 37,892
Alabama Power Co
1.45%, 09/15/2030 25,000 21,466
3.13%, 07/15/2051 19,000 12,398
3.45%, 10/01/2049 42,000 29,362
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,350
5.95%, 03/30/2029
(g)
10,000 10,427
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 11,248
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 13,680
Black Hills Corp
2.50%, 06/15/2030 15,000 13,382
3.05%, 10/15/2029 39,500 36,745
3.15%, 01/15/2027 7,500 7,301
4.35%, 05/01/2033 8,000 7,519
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,279
Entergy Corp
2.40%, 06/15/2031 24,000 20,775
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 11,409
3.25%, 04/01/2028 12,000 11,679
4.20%, 09/01/2048 31,000 24,403
FirstEnergy Pennsylvania Electric Co
4.30%, 01/15/2029
(g)
14,000 13,861

Schedule of Investments
Core Fixed Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FirstEnergy Transmission LLC
2.87%, 09/15/2028
(g)
$ 25,000 $ 23,697
Florida Power & Light Co
2.88%, 12/04/2051 20,000 12,573
3.15%, 10/01/2049 25,000 16,759
5.05%, 04/01/2028 14,500 14,878
5.15%, 06/15/2029 20,000 20,712
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
15,500 15,059
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,485
3.50%, 09/30/2049 66,000 45,699
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,981
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 19,671
5.85%, 02/15/2034
(g)
10,500 10,800
Nevada Power Co
2.40%, 05/01/2030 20,500 18,591
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 47,232
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 11,852
5.10%, 05/15/2053 28,500 25,972
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 12,784
2.70%, 11/15/2051 15,000 8,650
3.10%, 09/15/2049 33,500 21,667
4.10%, 11/15/2048 5,000 3,909
5.65%, 11/15/2033 24,000 24,936
5.75%, 03/15/2029 21,000 21,961
PacifiCorp
5.25%, 06/15/2035 5,750 5,739
5.35%, 12/01/2053 34,000 30,330
6.25%, 10/15/2037 2,500 2,631
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 11,102
4.85%, 02/15/2034 19,000 18,840
5.25%, 05/15/2053 52,000 49,095
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,760
3.20%, 03/01/2050 15,000 9,851
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
4,604 4,341
5.38%, 06/30/2035
(g)
16,679 16,896
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 23,401
2.75%, 10/01/2026 10,000 9,748
3.85%, 02/01/2048 12,500 8,978
Tucson Electric Power Co
3.25%, 05/01/2051 18,000 11,711
4.85%, 12/01/2048 7,000 6,077
Wisconsin Power and Light Co
5.38%, 03/30/2034 19,000 19,140
Xcel Energy Inc
2.60%, 12/01/2029
(i)
32,000 29,272
3.50%, 12/01/2049 24,000 16,022
$ 1,007,380
Electronics - 0 .42%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 44,516
Environmental Control - 0 .68%
Republic Services Inc
1.75%, 02/15/2032
(i)
29,500 24,496
2.30%, 03/01/2030 16,500 15,013
4.88%, 04/01/2029 23,500 23,918
5.15%, 03/15/2035 9,000 9,100
$ 72,527
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0 .81%
Kraft Heinz Foods Co
3.75%, 04/01/2030 $ 21,000 $ 20,191
Mars Inc
4.45%, 03/01/2027
(g)
28,000 28,169
5.00%, 03/01/2032
(g)
38,000 38,304
$ 86,664
Gas - 0 .74%
NiSource Inc
2.95%, 09/01/2029 29,000 27,147
3.60%, 05/01/2030 14,000 13,353
5.35%, 04/01/2034 39,000 39,258
$ 79,758
Healthcare - Services - 1 .32%
HCA Inc
4.13%, 06/15/2029 14,000 13,619
5.60%, 04/01/2034 37,000 37,190
5.63%, 09/01/2028 2,000 2,049
7.50%, 11/06/2033 1,950 2,199
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 8,000
2.88%, 08/15/2029 15,000 14,201
3.50%, 08/15/2039 14,000 11,221
4.70%, 04/15/2029 28,500 28,951
4.75%, 07/15/2026 24,000 24,182
$ 141,612
Insurance - 2 .50%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 31,905
1.85%, 03/12/2030 8,000 7,245
2.50%, 01/15/2051 12,500 7,392
2.85%, 10/15/2050 30,500 19,378
Fidelity National Financial Inc
3.40%, 06/15/2030
(i)
32,000 29,418
4.50%, 08/15/2028 39,500 38,980
First American Financial Corp
2.40%, 08/15/2031 22,000 18,596
4.00%, 05/15/2030 28,000 26,505
5.45%, 09/30/2034 30,000 29,003
Prudential Financial Inc
2.10%, 03/10/2030 23,000 20,743
3.88%, 03/27/2028 4,550 4,511
5.20%, 03/14/2035 34,000 34,082
$ 267,758
Internet - 0 .50%
Amazon.com Inc
2.88%, 05/12/2041 20,000 14,804
3.95%, 04/13/2052 10,000 7,883
4.05%, 08/22/2047 38,000 31,293
$ 53,980
Lodging - 0 .97%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 39,381
3.70%, 01/15/2031 11,000 10,005
Marriott International Inc/MD
2.75%, 10/15/2033
(i)
36,000 29,759
Travel + Leisure Co
4.50%, 12/01/2029
(g),(i)
26,500 24,837
$ 103,982
Media - 1 .74%
Comcast Corp
2.65%, 02/01/2030
(i)
33,000 30,554
3.30%, 02/01/2027 10,000 9,868
3.95%, 10/15/2025 15,000 14,962
4.25%, 10/15/2030 4,500 4,447
4.65%, 02/15/2033 30,000 29,470
6.45%, 03/15/2037 1,800 1,963

Schedule of Investments
Core Fixed Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Discovery Communications LLC
3.63%, 05/15/2030 $ 9,000 $ 7,981
4.13%, 05/15/2029 22,000 20,570
5.30%, 05/15/2049 13,000 9,462
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,281
6.75%, 06/15/2039 6,000 5,990
7.30%, 07/01/2038 7,750 8,089
Walt Disney Co/The
2.00%, 09/01/2029
(i)
28,000 25,581
6.40%, 12/15/2035 8,900 9,888
$ 186,106
Oil & Gas - 1 .36%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,877
3.41%, 02/11/2026 13,000 12,895
3.94%, 09/21/2028 13,000 12,841
4.70%, 04/10/2029 39,000 39,460
4.87%, 11/25/2029 24,000 24,434
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,946
5.00%, 12/15/2029
(g)
14,500 14,453
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,570
Phillips 66
1.30%, 02/15/2026 11,500 11,200
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,234
$ 145,910
Oil & Gas Services - 0 .31%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(g)
33,000 32,861
Other Asset Backed Securities - 0 .67%
PFS Financing Corp
5.19%, 01/15/2028
(g)
28,000 28,040
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Verizon Master Trust
5.20%, 06/20/2029 43,500 43,644
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
$ 71,684
Packaging & Containers - 0 .09%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 1,999
6.88%, 07/15/2033
(g)
6,900 7,163
$ 9,162
Pharmaceuticals - 1 .93%
AbbVie Inc
4.65%, 03/15/2028 19,000 19,282
5.05%, 03/15/2034 60,000 60,505
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 11,663
1.45%, 11/13/2030 10,000 8,595
3.20%, 06/15/2026 13,124 13,005
3.40%, 07/26/2029 8,346 8,075
3.90%, 02/20/2028 10,500 10,475
5.90%, 11/15/2033 20,000 21,343
CVS Health Corp
1.30%, 08/21/2027 14,000 13,017
3.00%, 08/15/2026 17,000 16,674
4.30%, 03/25/2028 5,046 5,008
5.05%, 03/25/2048 23,000 19,547
$ 207,189
Pipelines - 1 .10%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,236
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 $ 11,400 $ 11,939
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 13,249
4.88%, 08/15/2027
(g)
43,000 42,993
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,500
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,380
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,305
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,056
7.25%, 08/15/2038 10,000 11,085
$ 117,743
REITs - 8 .21%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 10,129
2.00%, 05/18/2032 14,000 11,306
2.75%, 12/15/2029 14,500 13,274
3.38%, 08/15/2031 30,000 27,244
4.30%, 01/15/2026 9,900 9,863
4.75%, 04/15/2035 14,500 13,594
4.90%, 12/15/2030 4,250 4,232
American Tower Corp
1.88%, 10/15/2030 20,000 17,211
2.10%, 06/15/2030 3,000 2,643
2.75%, 01/15/2027 53,000 51,480
2.95%, 01/15/2051 10,000 6,217
3.38%, 10/15/2026 5,000 4,919
American Tower Trust #1
5.49%, 03/15/2053
(g)
14,000 14,244
Crown Castle Inc
2.25%, 01/15/2031 18,000 15,539
2.90%, 04/01/2041 30,000 21,069
3.10%, 11/15/2029 8,000 7,436
4.00%, 11/15/2049 17,000 12,375
4.30%, 02/15/2029 13,000 12,778
5.00%, 01/11/2028 18,000 18,156
CubeSmart LP
2.00%, 02/15/2031 26,000 22,156
3.00%, 02/15/2030 18,000 16,657
4.00%, 11/15/2025 5,000 4,980
4.38%, 02/15/2029 2,000 1,974
DOC DR LLC
2.63%, 11/01/2031 32,000 27,573
4.30%, 03/15/2027 22,400 22,289
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 7,918
3.63%, 01/15/2028 3,500 3,392
3.88%, 05/01/2025 5,000 5,000
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 6,288
3.00%, 01/15/2030 50,000 46,335
5.25%, 12/15/2032 14,000 14,060
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 41,665
3.63%, 10/01/2029
(i)
32,000 30,099
4.75%, 01/15/2028
(i)
7,000 7,008
5.25%, 01/15/2026 8,000 8,000
Prologis LP
2.88%, 11/15/2029
(i)
12,500 11,723
3.25%, 06/30/2026 5,000 4,945
3.38%, 12/15/2027 25,000 24,523

Schedule of Investments
Core Fixed Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Tower Trust
1.63%, 05/15/2051
(g)
$ 46,000 $ 43,790
2.33%, 07/15/2052
(g)
10,000 9,350
2.59%, 10/15/2056
(g)
20,500 17,762
Store Capital LLC
2.75%, 11/18/2030 18,500 16,241
4.63%, 03/15/2029 33,500 32,652
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,426
3.85%, 04/01/2027 21,000 20,778
5.63%, 07/01/2034 38,500 38,988
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,690
2.75%, 01/15/2031 7,000 6,337
3.10%, 01/15/2030 25,000 23,546
4.13%, 03/15/2029
(i)
6,000 5,929
4.25%, 04/15/2028 4,000 3,997
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,657
WP Carey Inc
2.40%, 02/01/2031 21,000 18,301
3.85%, 07/15/2029 30,000 29,017
$ 878,755
Semiconductors - 0 .38%
NVIDIA Corp
2.00%, 06/15/2031 19,000 16,762
2.85%, 04/01/2030 14,000 13,231
3.50%, 04/01/2040 13,000 10,782
$ 40,775
Software - 0 .56%
Oracle Corp
2.95%, 05/15/2025 25,900 25,882
5.50%, 08/03/2035 33,500 33,638
$ 59,520
Telecommunications - 1 .50%
Corning Inc
4.75%, 03/15/2042 4,650 4,111
5.45%, 11/15/2079 43,500 37,391
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 15,712
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(g)
20,700 20,826
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,403
2.55%, 02/15/2031 20,000 17,747
3.00%, 02/15/2041 39,000 27,903
5.30%, 05/15/2035 27,500 27,610
$ 160,703
Transportation - 0 .83%
Ryder System Inc
2.90%, 12/01/2026
(i)
51,000 49,707
3.35%, 09/01/2025 25,000 24,875
5.00%, 03/15/2030 14,000 14,119
$ 88,701
Trucking & Leasing - 0 .65%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
22,000 21,555
1.70%, 06/15/2026
(g)
39,000 37,739
5.70%, 02/01/2028
(g)
10,000 10,262
$ 69,556
TOTAL BONDS $ 5,878,700
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 42 .47%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .11%
3.00%, 12/01/2046 $ 6,087 $ 5,421
3.50%, 03/01/2048 6,714 6,191
$ 11,612
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 23 .52%
2.00%, 10/01/2050 31,777 25,585
2.00%, 11/01/2050 31,838 25,676
2.00%, 12/01/2050 36,873 29,651
2.00%, 12/01/2050 37,083 29,820
2.50%, 09/01/2050 31,872 26,852
2.50%, 10/01/2050 32,187 27,093
2.50%, 10/01/2050 32,459 27,286
2.50%, 10/01/2050 32,445 27,251
2.50%, 11/01/2050 32,587 27,456
2.50%, 11/01/2050 30,465 25,669
2.50%, 11/01/2050 32,765 27,592
2.50%, 11/01/2050 31,417 26,495
2.50%, 11/01/2050 31,147 26,241
3.00%, 06/01/2042 11,896 10,853
3.00%, 08/01/2049 15,969 14,069
3.00%, 09/01/2049 11,487 10,092
3.00%, 10/01/2049 14,531 12,783
3.00%, 10/01/2049 17,185 15,118
3.00%, 10/01/2049 12,305 10,828
3.00%, 11/01/2049 14,469 12,716
3.00%, 11/01/2049 16,876 14,846
3.00%, 11/01/2049 11,587 10,207
3.00%, 03/01/2050 17,297 15,215
3.00%, 04/01/2050 18,696 16,445
3.00%, 09/01/2050 21,197 18,616
3.00%, 05/01/2052 16,021 14,035
3.50%, 06/01/2046 12,019 11,255
3.50%, 08/01/2047 6,940 6,372
3.50%, 09/01/2047 28,814 26,440
3.50%, 12/01/2047 6,965 6,378
3.50%, 06/01/2049 26,648 24,406
3.50%, 07/01/2049 9,004 8,220
3.50%, 09/01/2049 7,681 7,011
3.50%, 09/01/2049 8,267 7,548
3.50%, 09/01/2049 25,690 23,480
3.50%, 11/01/2049 10,466 9,552
3.50%, 11/01/2049 12,508 11,532
3.50%, 12/01/2049 11,867 10,829
3.50%, 01/01/2050 35,522 32,439
3.50%, 02/01/2050 22,304 20,211
3.50%, 06/01/2050 20,212 18,455
3.50%, 08/01/2050 27,735 25,337
3.50%, 10/01/2050 26,327 23,998
3.50%, 01/01/2051 20,131 18,360
3.50%, 01/01/2051 28,462 26,075
3.50%, 04/01/2052 32,156 29,140
3.50%, 04/01/2052 43,513 39,474
4.00%, 02/01/2044 7,472 7,203
4.00%, 09/01/2045 4,958 4,673
4.00%, 06/01/2046 10,459 10,075
4.00%, 10/01/2047 27,772 26,246
4.00%, 10/01/2048 7,984 7,549
4.00%, 03/01/2049 22,870 21,546
4.00%, 04/01/2049 25,031 23,606
4.00%, 06/01/2049 37,766 35,662
4.00%, 07/01/2049 5,610 5,286
4.00%, 08/01/2049 28,028 26,419
4.00%, 10/01/2049 13,010 12,259
4.00%, 12/01/2049 20,915 19,817
4.00%, 01/01/2050 17,901 16,868
4.00%, 07/01/2050 39,384 37,104
4.00%, 02/01/2052 33,295 31,111
4.00%, 02/01/2052 39,403 36,952

Schedule of Investments
Core Fixed Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2052 $ 32,388 $ 30,250
4.00%, 05/01/2052 39,335 36,669
4.00%, 05/01/2052 41,094 38,535
4.00%, 06/01/2052 33,215 31,147
4.50%, 06/01/2046 11,906 11,740
4.50%, 02/01/2049 5,652 5,482
4.50%, 07/01/2052 16,354 15,725
4.50%, 07/01/2052 38,453 36,797
4.50%, 08/01/2052 34,718 33,461
4.50%, 08/01/2052 38,156 36,690
4.50%, 08/01/2052 34,197 33,086
4.50%, 09/01/2052 33,651 32,358
4.50%, 09/01/2052 35,071 33,932
4.50%, 09/01/2052 34,642 33,243
4.50%, 10/01/2052 34,241 32,997
4.50%, 10/01/2052 22,044 21,143
4.50%, 11/01/2052 36,165 34,777
4.50%, 11/01/2052 37,055 35,881
4.50%, 02/01/2053 33,162 31,773
5.00%, 07/01/2052 35,901 35,591
5.00%, 09/01/2052 35,058 34,588
5.00%, 10/01/2052 21,548 21,259
5.00%, 10/01/2052 33,428 32,880
5.00%, 02/01/2053 33,908 33,457
5.00%, 03/01/2053 35,055 34,585
5.00%, 07/01/2053 34,817 34,501
5.00%, 09/01/2053 26,346 25,975
5.00%, 10/01/2053 44,079 43,524
5.00%, 10/01/2053 41,378 40,730
5.00%, 02/01/2054 38,880 38,266
5.50%, 02/01/2053 32,126 32,350
5.50%, 03/01/2053 35,398 35,645
5.50%, 04/01/2053 33,130 33,338
5.50%, 07/01/2053 35,327 35,560
5.50%, 09/01/2053 35,367 35,557
5.50%, 09/01/2053 34,925 35,240
5.50%, 03/01/2054 28,185 28,357
5.50%, 06/01/2054 28,863 29,013
5.50%, 10/01/2054 38,530 38,783
6.00%, 10/01/2053 35,050 35,875
$ 2,518,138
Government National Mortgage Association (GNMA) - 0 .09%
3.00%, 02/20/2046 11,403 10,253
U.S. Treasury - 18 .75%
0.38%, 09/30/2027 40,000 37,047
0.50%, 10/31/2027 40,000 37,062
0.63%, 08/15/2030 40,000 34,017
0.75%, 01/31/2028 40,000 37,050
0.88%, 11/15/2030 40,000 34,220
1.13%, 02/28/2027 10,000 9,561
1.13%, 02/15/2031 40,000 34,506
1.13%, 08/15/2040 60,000 37,162
1.25%, 08/15/2031 40,000 34,166
1.25%, 05/15/2050 55,000 26,754
1.38%, 11/15/2031 40,000 34,183
1.38%, 08/15/2050 55,000 27,429
1.50%, 02/15/2030 40,000 36,150
1.63%, 08/15/2029 40,000 36,833
1.63%, 11/15/2050 55,000 29,320
1.75%, 11/15/2029 40,000 36,831
1.75%, 08/15/2041 55,000 36,811
1.88%, 02/15/2032 40,000 35,120
1.88%, 02/15/2051 55,000 31,243
1.88%, 11/15/2051 55,000 30,955
2.00%, 08/15/2051 55,000 32,087
2.13%, 05/15/2025
(j)
40,000 39,964
2.25%, 08/15/2027 40,000 38,833
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.25%, 11/15/2027 $ 40,000 $ 38,706
2.25%, 08/15/2046 50,000 33,072
2.25%, 08/15/2049 40,000 25,334
2.25%, 02/15/2052 50,000 30,914
2.38%, 05/15/2027 40,000 39,036
2.38%, 05/15/2051 50,000 32,055
2.63%, 02/15/2029 40,000 38,558
2.75%, 07/31/2027 40,000 39,266
2.75%, 02/15/2028 40,000 39,114
2.75%, 05/31/2029 40,000 38,622
2.75%, 08/15/2032 40,000 36,939
2.75%, 08/15/2042 50,000 38,607
2.75%, 08/15/2047 45,000 32,412
2.88%, 05/15/2028 40,000 39,169
2.88%, 08/15/2028 40,000 39,094
2.88%, 05/15/2032 40,000 37,377
2.88%, 05/15/2052 45,000 32,059
3.00%, 11/15/2045 45,000 34,627
3.00%, 08/15/2048 40,000 29,884
3.00%, 08/15/2052 45,000 32,899
3.13%, 11/15/2028 40,000 39,333
3.38%, 05/15/2033 40,000 38,197
3.50%, 02/15/2033 40,000 38,645
3.63%, 02/15/2044 45,000 38,920
3.63%, 02/15/2053 40,000 33,106
3.63%, 05/15/2053 40,000 33,105
3.75%, 05/31/2030 40,000 40,016
3.75%, 11/15/2043 40,000 35,311
3.88%, 08/15/2033 40,000 39,494
4.00%, 02/15/2034 40,000 39,694
4.00%, 11/15/2052 40,000 35,480
4.13%, 11/15/2032 40,000 40,394
4.50%, 11/15/2033 40,000 41,228
4.63%, 05/15/2054 40,000 39,433
$ 2,007,404
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,547,407
Total Investments $ 10,642,311
Other Assets and Liabilities -  0.61% 65,401
TOTAL NET ASSETS - 100.00% $ 10,707,712
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,045 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $843,961 or 7.88% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12,628 or 0.12% of net assets.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$5,995 or 0.06% of net assets.

Schedule of Investments
Core Fixed Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 118,527 $ 1,089,004 $ 1,009,162 $ 198,369
$ 118,527 $ 1,089,004 $ 1,009,162 $ 198,369
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 1,856 $ — $ — $ —
$ 1,856 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 16,470 0.15%
Total $ 16,470 0.15%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Note; June 2025 Long 3,436 $ 715,198 $ 7,891
US Ultra Bond; June 2025 Short 404 48,897 (578)
Total $ 7,313
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .89 % Shares Held Value (000's)
Money Market Funds - 5 .89%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
759,980 $ 760
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
30,882,949 30,883
$ 31,643
TOTAL INVESTMENT COMPANIES $ 31,643
COMMON STOCKS - 0 .01 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
3,500 $ 1
Oil & Gas - 0 .01%
Mesquite Energy Inc
(d),(e)
407 29
Retail - 0 .00%
Claire's Holdings LLC
(d),(e)
232 —
TOTAL COMMON STOCKS $ 30
BONDS - 68 .84%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .77%
Boeing Co/The
2.20%, 02/04/2026 $ 3,335 $ 3,267
5.81%, 05/01/2050 760 712
6.26%, 05/01/2027 660 680
Bombardier Inc
7.25%, 07/01/2031
(f)
40 41
7.50%, 02/01/2029
(f)
310 319
8.75%, 11/15/2030
(f)
265 284
General Dynamics Corp
4.95%, 08/15/2035
(g)
310 311
Northrop Grumman Corp
4.95%, 03/15/2053 250 221
RTX Corp
3.03%, 03/15/2052 530 332
4.13%, 11/16/2028 750 744
6.10%, 03/15/2034 545 586
6.40%, 03/15/2054 625 671
TransDigm Inc
4.88%, 05/01/2029 120 116
6.00%, 01/15/2033
(f)
25 25
6.38%, 03/01/2029
(f)
685 698
6.63%, 03/01/2032
(f)
35 36
Triumph Group Inc
9.00%, 03/15/2028
(f)
445 467
$ 9,510
Agriculture - 0 .94%
BAT Capital Corp
4.76%, 09/06/2049 125 100
5.83%, 02/20/2031 305 318
7.08%, 08/02/2053 825 896
BAT International Finance PLC
5.93%, 02/02/2029 465 486
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(f)
540 556
Philip Morris International Inc
4.13%, 04/28/2028 485 484
4.38%, 04/30/2030 510 507
4.63%, 11/01/2029 522 527
4.88%, 04/30/2035 560 549
Reynolds American Inc
5.70%, 08/15/2035 635 639
$ 5,062
Airlines - 0 .63%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 23 22
American Airlines Inc
8.50%, 05/15/2029
(f),(h)
305 311
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(f)
40 39
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(f)
$ 835 $ 810
5.31%, 10/20/2031
(f)
405 388
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(f)
143 141
4.75%, 10/20/2028
(f)
705 701
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(f),(h)
200 185
OneSky Flight LLC
8.88%, 12/15/2029
(f)
24 24
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 719 712
United Airlines Inc
4.38%, 04/15/2026
(f)
75 74
$ 3,407
Automobile Asset Backed Securities - 5 .15%
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 462 461
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 359 360
AmeriCredit Automobile Receivables Trust 2024-1
4.95%, 02/18/2028 1,017 1,017
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 363 364
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 936 938
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 1,022 1,025
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(f)
542 543
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(f)
582 583
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(f)
906 908
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(f)
1,670 1,669
Drive Auto Receivables Trust 2024-2
4.94%, 12/15/2027 1,287 1,287
Ford Credit Auto Lease Trust 2023-A
4.83%, 05/15/2026 4 4
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(f)
2,150 2,152
5.29%, 04/15/2029
(f)
575 586
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 558 558
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027 675 673
4.82%, 01/20/2027 1,680 1,679
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 790 795
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 816 818
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 358 358
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,407 1,412
Santander Drive Auto Receivables Trust 2023-6
6.08%, 05/17/2027 300 300
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 950 952
5.71%, 02/16/2027 36 36
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 278 278

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 $ 429 $ 429
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 973 974
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 955 955
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 1,260 1,261
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(f)
596 598
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(f)
1,380 1,379
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(f)
1,590 1,583
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 700 703
$ 27,638
Automobile Manufacturers - 0 .83%
Ford Motor Co
3.25%, 02/12/2032 330 270
9.63%, 04/22/2030 20 23
Ford Motor Credit Co LLC
3.38%, 11/13/2025 265 262
5.80%, 03/08/2029 1,010 991
6.13%, 03/08/2034 335 317
6.80%, 11/07/2028 1,065 1,087
Hyundai Capital America
5.25%, 01/08/2027
(f)
855 861
5.30%, 06/24/2029
(f)
345 347
6.50%, 01/16/2029
(f)
265 277
$ 4,435
Automobile Parts & Equipment - 0 .18%
Dana Inc
5.38%, 11/15/2027 610 606
Phinia Inc
6.75%, 04/15/2029
(f)
220 222
Tenneco Inc
8.00%, 11/17/2028
(f)
125 120
$ 948
Banks - 11 .48%
AIB Group PLC
5.87%, 03/28/2035
(f),(i)
815 831
Secured Overnight Financing Rate + 1.91%
Banco Santander SA
5.37%, 07/15/2028
(i)
1,000 1,019
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Bank of America Corp
2.68%, 06/19/2041
(i)
1,335 946
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(i)
861 762
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(i)
200 178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Bank of Montreal
3.80%, 12/15/2032
(i)
1,045 1,011
USD Swap Semi-Annual 5 Year + 1.43%
Barclays PLC
2.28%, 11/24/2027
(i)
500 482
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(i)
1,100 1,099
Secured Overnight Financing Rate + 2.71%
4.84%, 09/10/2028
(i)
790 791
Secured Overnight Financing Rate + 1.34%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC (continued)
5.34%, 09/10/2035
(i)
$ 1,115 $ 1,082
Secured Overnight Financing Rate + 1.91%
5.37%, 02/25/2031
(i)
465 471
Secured Overnight Financing Rate + 1.23%
5.79%, 02/25/2036
(i)
200 200
Secured Overnight Financing Rate + 1.59%
BNP Paribas SA
4.79%, 05/09/2029
(f),(g),(i)
670 670
Secured Overnight Financing Rate + 1.45%
BPCE SA
5.88%, 01/14/2031
(f),(i)
450 464
Secured Overnight Financing Rate + 1.68%
6.29%, 01/14/2036
(f),(i)
650 673
Secured Overnight Financing Rate + 2.04%
Citizens Financial Group Inc
5.25%, 03/05/2031
(i)
395 396
Secured Overnight Financing Rate + 1.26%
Danske Bank A/S
4.61%, 10/02/2030
(f),(i)
1,565 1,550
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.02%, 03/04/2031
(f),(i)
820 823
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Deutsche Bank AG/New York NY
5.00%, 09/11/2030
(i)
660 661
Secured Overnight Financing Rate + 1.70%
5.71%, 02/08/2028
(i)
1,165 1,183
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc/The
5.02%, 10/23/2035
(i)
1,085 1,051
Secured Overnight Financing Rate + 1.42%
5.21%, 01/28/2031
(i)
1,415 1,439
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(i)
1,400 1,426
Secured Overnight Financing Rate + 1.58%
5.54%, 01/28/2036
(i)
280 283
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(i)
425 409
Secured Overnight Financing Rate + 1.58%
5.73%, 01/28/2056
(i)
465 453
Secured Overnight Financing Rate + 1.70%
HSBC Holdings PLC
5.13%, 03/03/2031
(i)
385 388
Secured Overnight Financing Rate + 1.29%
5.29%, 11/19/2030
(i)
850 863
Secured Overnight Financing Rate + 1.29%
5.60%, 05/17/2028
(i)
830 844
Secured Overnight Financing Rate + 1.06%
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(i)
990 997
Secured Overnight Financing Rate + 1.28%
5.71%, 02/02/2035
(i)
1,410 1,413
Secured Overnight Financing Rate + 1.87%
6.14%, 11/18/2039
(i)
380 376
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%
JPMorgan Chase & Co
4.91%, 07/25/2033
(i)
2,055 2,044
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(i)
495 483
Secured Overnight Financing Rate + 1.34%
5.10%, 04/22/2031
(i)
805 820
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(i)
620 633
Secured Overnight Financing Rate + 1.01%

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.34%, 01/23/2035
(i)
$ 150 $ 151
Secured Overnight Financing Rate + 1.62%
6.50%, 04/01/2030
(i),(j)
765 764
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
KBC Group NV
4.93%, 10/16/2030
(f),(i)
1,085 1,094
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
KeyBank NA/Cleveland OH
5.00%, 01/26/2033 750 722
KeyCorp
5.12%, 04/04/2031
(h),(i)
1,210 1,208
Secured Overnight Financing Rate + 1.23%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(i)
1,365 1,398
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(i)
4,490 4,389
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(i)
1,140 951
Secured Overnight Financing Rate + 1.36%
5.19%, 04/17/2031
(i)
1,205 1,227
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(i)
705 719
Secured Overnight Financing Rate + 1.11%
5.32%, 07/19/2035
(i)
3,150 3,136
Secured Overnight Financing Rate + 1.56%
5.52%, 11/19/2055
(i)
322 308
Secured Overnight Financing Rate + 1.71%
5.66%, 04/17/2036
(i)
290 296
Secured Overnight Financing Rate + 1.76%
NatWest Markets PLC
4.79%, 03/21/2028
(f)
520 524
5.02%, 03/21/2030
(f)
330 334
PNC Financial Services Group Inc/The
5.22%, 01/29/2031
(i)
1,245 1,273
Secured Overnight Financing Rate + 1.07%
5.40%, 07/23/2035
(i)
170 170
Secured Overnight Financing Rate + 1.60%
5.58%, 01/29/2036
(i)
350 354
Secured Overnight Financing Rate + 1.39%
5.68%, 01/22/2035
(i)
1,680 1,712
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(i)
571 628
Secured Overnight Financing Rate + 2.28%
State Street Corp
4.54%, 04/24/2028
(i)
685 690
Secured Overnight Financing Rate + 0.95%
4.83%, 04/24/2030 815 827
Truist Financial Corp
5.44%, 01/24/2030
(i)
1,585 1,619
Secured Overnight Financing Rate + 1.62%
7.16%, 10/30/2029
(i)
290 313
Secured Overnight Financing Rate + 2.45%
UBS Group AG
1.36%, 01/30/2027
(f),(i)
460 449
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
2.19%, 06/05/2026
(f),(i)
750 748
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(f),(i)
320 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG (continued)
5.43%, 02/08/2030
(f),(i)
$ 775 $ 794
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
UniCredit SpA
1.98%, 06/03/2027
(f),(i)
600 581
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
US Bancorp
5.05%, 02/12/2031
(i)
560 567
Secured Overnight Financing Rate + 1.06%
5.10%, 07/23/2030
(i)
1,065 1,082
Secured Overnight Financing Rate + 1.25%
5.42%, 02/12/2036
(i)
420 421
Secured Overnight Financing Rate + 1.41%
5.68%, 01/23/2035
(i)
1,215 1,238
Secured Overnight Financing Rate + 1.86%
Westpac Banking Corp
4.11%, 07/24/2034
(i)
1,465 1,402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 61,624
Biotechnology - 0 .34%
Amgen Inc
4.56%, 06/15/2048 530 440
5.60%, 03/02/2043 780 759
CSL Finance PLC
4.75%, 04/27/2052
(f)
750 631
$ 1,830
Building Materials - 0 .57%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(f),(h)
1,415 1,458
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(f)
110 110
Quikrete Holdings Inc
6.38%, 03/01/2032
(f)
200 201
6.75%, 03/01/2033
(f)
140 141
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
1,159 1,132
$ 3,042
Chemicals - 0 .98%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
735 572
6.50%, 05/15/2026
(f)
150 144
Ecolab Inc
2.70%, 12/15/2051 1,070 644
Element Solutions Inc
3.88%, 09/01/2028
(f)
317 300
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(f)
925 864
3.47%, 12/01/2050
(f)
130 84
OCP SA
6.10%, 04/30/2030
(f)
320 320
6.75%, 05/02/2034
(f)
500 505
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
375 346
6.25%, 10/01/2029
(f)
405 372
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034
(f)
460 445
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
871 660
$ 5,256
Commercial Mortgage Backed Securities - 4 .83%
BAHA Trust 2024-MAR
6.17%, 12/10/2041
(f),(k)
750 774
BBCMS Mortgage Trust 2024-5C29
5.21%, 09/15/2057 1,750 1,788

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(k)
$ 2,500 $ 2,618
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 437
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(f),(k)
2,550 2,580
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(f)
1,000 1,021
BX Commercial Mortgage Trust 2021-XL2
5.12%, 10/15/2038
(f)
1,202 1,196
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2025-VLT6
5.77%, 03/15/2042
(f)
2,000 1,980
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,408
COMM 2013-CCRE6 Mortgage Trust
4.00%, 03/10/2046
(f),(k)
464 399
ELM Trust 2024-ELM
5.99%, 06/10/2039
(f),(k)
2,000 2,028
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 3,094
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.86%, 11/15/2047
(k),(l)
984 —
MSC Trust 2021-ILP
5.21%, 11/15/2036
(f)
748 744
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.89%
ORL Trust 2024-GLKS
5.81%, 12/15/2039
(f)
1,000 994
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
SMRT 2022-MINI
5.32%, 01/15/2039
(f)
1,700 1,691
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
5.17%, 11/15/2038
(f)
2,160 2,151
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
5.26%, 11/15/2036
(f)
1,000 994
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
$ 25,897
Commercial Services - 1 .00%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
395 393
Albion Financing 2 Sarl
8.75%, 04/15/2027
(f)
520 525
EquipmentShare.com Inc
8.00%, 03/15/2033
(f),(h)
350 346
8.63%, 05/15/2032
(f)
130 133
9.00%, 05/15/2028
(f)
205 209
Garda World Security Corp
6.00%, 06/01/2029
(f)
845 790
8.38%, 11/15/2032
(f)
470 464
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(f),(h)
190 190
Veritiv Operating Co
10.50%, 11/30/2030
(f)
345 360
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
1,380 1,366
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Williams Scotsman Inc
4.63%, 08/15/2028
(f)
$ 380 $ 365
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
300 250
$ 5,391
Computers - 0 .81%
Apple Inc
3.95%, 08/08/2052 470 372
Hewlett Packard Enterprise Co
4.55%, 10/15/2029 1,620 1,605
5.00%, 10/15/2034 500 483
5.60%, 10/15/2054 590 544
International Business Machines Corp
5.70%, 02/10/2055 375 364
McAfee Corp
7.38%, 02/15/2030
(f)
795 687
Seagate HDD Cayman
8.50%, 07/15/2031 25 27
9.63%, 12/01/2032 259 292
$ 4,374
Consumer Products - 0 .04%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(f)
235 194
Credit Card Asset Backed Securities - 3 .58%
American Express Credit Account Master Trust
3.39%, 05/15/2027 1,625 1,624
3.75%, 08/15/2027 1,960 1,955
4.87%, 05/15/2028 325 327
5.23%, 09/15/2028 1,000 1,014
5.24%, 04/15/2031 4,045 4,198
BA Credit Card Trust
5.00%, 04/15/2028 1,400 1,403
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030 1,300 1,290
5.23%, 12/08/2027 975 979
Discover Card Execution Note Trust
3.56%, 07/15/2027 1,665 1,661
4.31%, 03/15/2028 3,055 3,054
5.03%, 10/15/2027 1,680 1,684
$ 19,189
Diversified Financial Services - 3 .91%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,880 1,819
3.00%, 10/29/2028 1,345 1,270
3.40%, 10/29/2033 400 344
4.63%, 09/10/2029 420 417
6.95%, 03/10/2055
(i)
640 643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Air Lease Corp
1.88%, 08/15/2026 1,325 1,279
Aircastle Ltd
5.95%, 02/15/2029
(f)
950 975
Aircastle Ltd / Aircastle Ireland DAC
5.75%, 10/01/2031
(f)
580 586
Ally Financial Inc
5.80%, 05/01/2025 505 505
Atlas Warehouse Lending Co LP
6.05%, 01/15/2028
(f)
250 252
Aviation Capital Group LLC
1.95%, 09/20/2026
(f)
1,850 1,781
Charles Schwab Corp/The
5.85%, 05/19/2034
(i)
210 219
Secured Overnight Financing Rate + 2.50%
Citadel Finance LLC
5.90%, 02/10/2030
(f)
1,000 993

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Credit Acceptance Corp
6.63%, 03/15/2030
(f)
$ 460 $ 451
9.25%, 12/15/2028
(f)
690 729
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(f)
825 834
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(f)
1,100 1,096
ILFC E-Capital Trust II
6.37%, 12/21/2065
(f)
980 810
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(f)
495 471
6.13%, 11/01/2032
(f)
1,130 1,111
6.75%, 05/01/2033
(f)
255 256
Nuveen LLC
5.55%, 01/15/2030
(f)
1,100 1,140
OneMain Finance Corp
3.50%, 01/15/2027 885 847
4.00%, 09/15/2030 65 58
6.63%, 01/15/2028 70 71
7.13%, 11/15/2031 290 291
7.50%, 05/15/2031 155 157
Rfna LP
7.88%, 02/15/2030
(f)
180 177
SLM Corp
3.13%, 11/02/2026 1,110 1,075
TrueNoord Capital DAC
8.75%, 03/01/2030
(f)
305 312
$ 20,969
Electric - 4 .08%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(f),(h)
200 197
Alabama Power Co
3.13%, 07/15/2051 240 157
5.10%, 04/02/2035 560 562
Alliant Energy Finance LLC
5.40%, 06/06/2027
(f)
625 633
5.95%, 03/30/2029
(f)
305 318
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(f)
610 580
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 315 257
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(f)
730 717
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
140 125
3.75%, 01/15/2032
(f)
170 147
4.75%, 03/15/2028
(f)
655 640
CMS Energy Corp
6.50%, 06/01/2055
(i)
1,070 1,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
Commonwealth Edison Co
4.00%, 03/01/2049 325 250
Consumers Energy Co
5.05%, 05/15/2035
(g)
365 366
DTE Energy Co
5.20%, 04/01/2030 225 229
Duke Energy Carolinas LLC
3.75%, 06/01/2045 500 380
Duke Energy Florida LLC
6.20%, 11/15/2053 275 289
Eversource Energy
5.45%, 03/01/2028 535 548
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(f)
$ 597 $ 592
FirstEnergy Corp
2.25%, 09/01/2030 640 561
Florida Power & Light Co
5.70%, 03/15/2055 275 276
Indianapolis Power & Light Co
5.70%, 04/01/2054
(f)
345 335
Lightning Power LLC
7.25%, 08/15/2032
(f)
690 715
Monongahela Power Co
3.55%, 05/15/2027
(f)
715 703
Narragansett Electric Co/The
3.92%, 08/01/2028
(f)
460 452
NextEra Energy Capital Holdings Inc
5.45%, 03/15/2035 400 403
5.75%, 09/01/2025 475 477
6.38%, 08/15/2055
(i)
625 626
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(i)
915 922
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
3.63%, 02/15/2031
(f)
375 337
3.88%, 02/15/2032
(f)
440 394
Oncor Electric Delivery Co LLC
5.55%, 06/15/2054 250 238
Pacific Gas and Electric Co
4.20%, 06/01/2041 535 413
5.55%, 05/15/2029 575 584
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
4.00%, 06/30/2050
(f)
600 416
Saavi Energia Sarl
8.88%, 02/10/2035
(f)
455 457
Sempra
6.55%, 04/01/2055
(i)
890 810
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern Co/The
5.70%, 03/15/2034 1,210 1,251
Southwestern Public Service Co
4.50%, 08/15/2041 215 181
6.00%, 06/01/2054 1,240 1,242
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(f)
135 137
Vistra Corp
7.00%, 12/15/2026
(f),(i),(j)
390 394
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
345 332
WEC Energy Group Inc
5.00%, 09/27/2025 400 400
Xcel Energy Inc
5.45%, 08/15/2033 805 808
$ 21,894
Engineering & Construction - 0 .32%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(f)
440 439
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
795 756
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(f)
575 549
$ 1,744

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0 .89%
Caesars Entertainment Inc
4.63%, 10/15/2029
(f),(h)
$ 1,120 $ 1,034
6.50%, 02/15/2032
(f)
630 633
CCM Merger Inc
6.38%, 05/01/2026
(f)
970 971
Cinemark USA Inc
5.25%, 07/15/2028
(f),(h)
360 354
7.00%, 08/01/2032
(f)
105 107
Warnermedia Holdings Inc
3.76%, 03/15/2027 1,025 998
5.05%, 03/15/2042 630 475
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(f)
195 201
$ 4,773
Environmental Control - 0 .10%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
560 535
Food - 1 .77%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
4.63%, 01/15/2027
(f)
775 766
B&G Foods Inc
5.25%, 09/15/2027 215 202
8.00%, 09/15/2028
(f)
260 258
Cencosud SA
5.95%, 05/28/2031
(f)
250 254
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(f),(k),(m)
130 138
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(f)
735 770
Fiesta Purchaser Inc
7.88%, 03/01/2031
(f)
340 356
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 1,421 1,096
5.13%, 02/01/2028 1,720 1,738
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(f)
340 346
Mars Inc
4.60%, 03/01/2028
(f)
130 131
4.80%, 03/01/2030
(f)
655 663
5.20%, 03/01/2035
(f)
1,360 1,365
5.70%, 05/01/2055
(f)
1,009 995
Post Holdings Inc
5.50%, 12/15/2029
(f)
425 417
$ 9,495
Forest Products & Paper - 0 .17%
Celulosa Arauco y Constitucion SA
6.18%, 05/05/2032
(f),(g)
250 252
Inversiones CMPC SA
6.13%, 06/23/2033
(f)
250 253
Mercer International Inc
5.13%, 02/01/2029 215 177
12.88%, 10/01/2028
(f)
245 250
$ 932
Gas - 0 .47%
Boston Gas Co
5.84%, 01/10/2035
(f)
250 257
NiSource Inc
0.95%, 08/15/2025 1,000 990
5.25%, 03/30/2028 60 61
6.95%, 11/30/2054
(i)
835 846
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Southern California Gas Co
5.05%, 09/01/2034 $ 345 $ 342
$ 2,496
Healthcare - Services - 0 .92%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
775 733
Centene Corp
2.63%, 08/01/2031 990 836
3.38%, 02/15/2030 665 606
4.25%, 12/15/2027 265 259
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(f)
450 439
HCA Inc
5.45%, 04/01/2031 265 270
LifePoint Health Inc
8.38%, 02/15/2032
(f)
205 209
Star Parent Inc
9.00%, 10/01/2030
(f),(h)
730 738
UnitedHealth Group Inc
4.75%, 05/15/2052 625 527
5.75%, 07/15/2064 320 309
$ 4,926
Holding Companies - Diversified - 0 .01%
Clue Opco LLC
9.50%, 10/15/2031
(f),(h)
80 76
Home Builders - 0 .05%
Adams Homes Inc
9.25%, 10/15/2028
(f)
285 286
Home Equity Asset Backed Securities - 0 .12%
Chase Funding Trust Series 2003-5
5.04%, 07/25/2033 425 422
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
First NLC Trust 2005-1
4.94%, 05/25/2035 149 129
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
1.98%, 03/25/2035 207 111
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 662
Insurance - 1 .27%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
235 220
Aon North America Inc
5.45%, 03/01/2034 505 514
5.75%, 03/01/2054 685 662
Arthur J Gallagher & Co
2.40%, 11/09/2031 960 833
4.85%, 12/15/2029 565 572
5.55%, 02/15/2055 45 42
Athene Global Funding
4.86%, 08/27/2026
(f)
655 658
Corebridge Financial Inc
5.75%, 01/15/2034 235 239
F&G Global Funding
5.88%, 06/10/2027
(f)
670 687
GA Global Funding Trust
4.40%, 09/23/2027
(f)
735 731
Markel Group Inc
6.00%, 05/16/2054 210 208
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 160 170
MetLife Inc
5.00%, 07/15/2052 140 126
5.30%, 12/15/2034 130 132

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc
5.75%, 09/15/2034 $ 205 $ 208
RGA Global Funding
5.25%, 01/09/2030
(f)
630 644
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(f)
200 161
$ 6,807
Internet - 0 .46%
Alibaba Group Holding Ltd
5.25%, 05/26/2035
(f)
600 597
Alphabet Inc
5.25%, 05/15/2055
(g)
575 568
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(f)
95 95
Meta Platforms Inc
4.45%, 08/15/2052 925 769
5.40%, 08/15/2054 450 433
$ 2,462
Investment Companies - 0 .21%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 840 700
5.25%, 05/15/2027 330 313
6.25%, 05/15/2026 126 126
$ 1,139
Leisure Products & Services - 0 .25%
NCL Corp Ltd
5.88%, 02/15/2027
(f)
160 159
NCL Finance Ltd
6.13%, 03/15/2028
(f)
690 685
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
420 420
5.63%, 09/30/2031
(f)
75 74
$ 1,338
Lodging - 0 .25%
Sands China Ltd
3.80%, 01/08/2026 350 346
Wynn Macau Ltd
5.63%, 08/26/2028
(f)
1,040 992
$ 1,338
Machinery - Diversified - 0 .13%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(f)
715 706
Media - 0 .87%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
409 380
5.38%, 06/01/2029
(f)
425 416
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 505 320
6.10%, 06/01/2029 580 601
6.15%, 11/10/2026 280 285
Comcast Corp
2.94%, 11/01/2056 900 522
5.35%, 05/15/2053 150 138
CSC Holdings LLC
4.50%, 11/15/2031
(f)
200 136
Directv Financing LLC
8.88%, 02/01/2030
(f)
470 448
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
50 48
10.00%, 02/15/2031
(f)
40 38
DISH Network Corp
11.75%, 11/15/2027
(f)
395 415
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
iHeartCommunications Inc
4.75%, 01/15/2028
(f)
$ 100 $ 73
Paramount Global
4.20%, 05/19/2032 375 336
Sinclair Television Group Inc
8.13%, 02/15/2033
(f)
530 525
$ 4,681
Mining - 0 .56%
Glencore Funding LLC
5.19%, 04/01/2030
(f)
560 567
5.37%, 04/04/2029
(f)
485 494
6.13%, 10/06/2028
(f)
550 574
Hudbay Minerals Inc
6.13%, 04/01/2029
(f)
50 50
IAMGOLD Corp
5.75%, 10/15/2028
(f)
175 173
New Gold Inc
6.88%, 04/01/2032
(f)
120 123
Taseko Mines Ltd
8.25%, 05/01/2030
(f)
775 783
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(f)
270 248
$ 3,012
Mortgage Backed Securities - 4 .44%
Fannie Mae REMICS
1.58%, 08/25/2049
(l)
5,643 676
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.63%, 08/25/2043
(l)
1,109 121
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.68%, 12/25/2042
(l)
4,125 456
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.68%, 01/25/2048
(l)
1,603 200
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.73%, 03/25/2048
(l)
2,027 287
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.73%, 06/25/2048
(l)
2,145 265
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(l)
207 4
3.00%, 09/25/2050
(l)
1,913 302
3.50%, 09/25/2027
(l)
327 8
3.50%, 11/25/2027
(l)
86 2
3.50%, 05/25/2028
(l)
93 2
4.00%, 04/25/2043
(l)
107 6
Freddie Mac REMICS
1.59%, 10/15/2046
(l)
2,659 333
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.68%, 06/25/2050
(l)
2,225 318
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.00%, 02/15/2036 30 29
3.00%, 05/15/2027
(l)
170 3
3.00%, 10/15/2027
(l)
77 2
3.00%, 02/15/2029
(l)
354 7
3.50%, 02/15/2028
(l)
164 4
3.50%, 03/15/2041
(l)
453 15
4.91%, 05/15/2049 2,167 2,106
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae
1.15%, 04/20/2052
(l)
$ 2,368 $ 282
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
1.61%, 12/16/2043
(l)
2,426 256
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.62%, 11/20/2040
(l)
1,101 144
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.62%, 05/20/2046
(l)
266 33
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.67%, 11/20/2046
(l)
2,018 251
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.72%, 08/20/2044
(l)
908 116
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
1.72%, 03/20/2047
(l)
1,127 148
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
1.77%, 10/20/2045
(l)
920 117
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.77%, 08/20/2047
(l)
3,918 623
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.77%, 08/20/2047
(l)
1,324 185
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.77%, 08/20/2047
(l)
451 68
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.77%, 11/20/2047
(l)
675 97
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.82%, 06/20/2045
(l)
1,216 164
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.82%, 10/20/2047
(l)
1,708 264
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.87%, 08/20/2050
(l)
2,388 359
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 11/20/2050
(l)
1,675 255
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 08/20/2051
(l)
1,559 237
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.90%, 09/20/2050
(l)
1,792 264
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.22%, 04/20/2041
(l)
455 64
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.50%, 12/20/2050
(l)
2,544 414
3.00%, 07/20/2050
(l)
522 84
3.00%, 11/20/2050
(l)
1,376 236
3.00%, 11/20/2050
(l)
1,945 333
3.00%, 11/20/2050
(l)
2,202 437
3.50%, 01/20/2043
(l)
1,745 274
3.50%, 10/20/2049
(l)
795 152
4.00%, 09/20/2040
(l)
354 14
4.50%, 05/16/2043
(l)
713 120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(f),(k)
$ 2,334 $ 2,339
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(f),(k)
1,847 1,846
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(f),(k)
1,867 1,880
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(f),(k)
1,743 1,751
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(f),(k)
1,988 1,991
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(f),(k)
2,860 2,869
$ 23,813
Oil & Gas - 1 .29%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(f)
1,105 1,110
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(f)
160 158
Diamondback Energy Inc
5.20%, 04/18/2027 425 431
5.75%, 04/18/2054 460 411
Ecopetrol SA
8.88%, 01/13/2033 250 250
EQT Corp
7.50%, 06/01/2027
(f)
600 609
Hilcorp Energy I LP / Hilcorp Finance Co
7.25%, 02/15/2035
(f)
370 322
Matador Resources Co
6.25%, 04/15/2033
(f)
735 694
Occidental Petroleum Corp
5.20%, 08/01/2029 330 325
6.60%, 03/15/2046 325 306
Permian Resources Operating LLC
8.00%, 04/15/2027
(f)
465 473
Pertamina Persero PT
3.10%, 08/27/2030
(f)
200 183
Petroleos Mexicanos
6.50%, 03/13/2027 500 489
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(f)
975 965
Transocean Inc
8.50%, 05/15/2031
(f)
240 186
$ 6,912
Oil & Gas Services - 0 .22%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
665 664
Enerflex Ltd
9.00%, 10/15/2027
(f)
486 497
$ 1,161
Other Asset Backed Securities - 0 .98%
Blue Stream Issuer LLC
5.41%, 11/20/2054
(f)
1,000 1,001
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(f)
850 858
Hotwire Funding LLC
2.31%, 11/20/2051
(f)
1,250 1,193
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(f)
278 277
Verizon Master Trust
4.35%, 08/20/2032
(f)
1,700 1,689
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(f)
235 239
$ 5,257
Packaging & Containers - 0 .92%
Amcor Flexibles North America Inc
5.10%, 03/17/2030
(f)
430 434

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(f)
$ 200 $ 196
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
465 468
6.75%, 04/15/2032
(f)
415 424
6.88%, 01/15/2030
(f)
55 56
8.75%, 04/15/2030
(f)
335 345
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 356 366
LABL Inc
5.88%, 11/01/2028
(f)
350 290
8.63%, 10/01/2031
(f)
195 159
9.50%, 11/01/2028
(f)
650 568
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(f)
470 471
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(f)
1,125 1,141
$ 4,918
Pharmaceuticals - 0 .88%
1261229 BC Ltd
10.00%, 04/15/2032
(f)
510 499
AbbVie Inc
4.25%, 11/21/2049 695 564
5.50%, 03/15/2064 325 312
AdaptHealth LLC
6.13%, 08/01/2028
(f)
595 577
Bayer US Finance LLC
6.25%, 01/21/2029
(f),(h)
400 417
Bristol-Myers Squibb Co
4.25%, 10/26/2049 615 493
Eli Lilly & Co
5.50%, 02/12/2055 330 331
Endo Finance Holdings Inc
8.50%, 04/15/2031
(f),(h)
685 712
Jazz Securities DAC
4.38%, 01/15/2029
(f)
285 271
Owens & Minor Inc
10.00%, 04/15/2030
(f)
540 557
$ 4,733
Pipelines - 2 .32%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(f)
205 200
5.75%, 03/01/2027
(f)
155 154
6.63%, 02/01/2032
(f)
125 126
Cheniere Energy Inc
5.65%, 04/15/2034 235 234
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(f)
1,105 1,139
DT Midstream Inc
4.13%, 06/15/2029
(f)
1,375 1,290
5.80%, 12/15/2034
(f)
200 198
Energy Transfer LP
3.75%, 05/15/2030 965 912
5.15%, 03/15/2045 750 630
5.25%, 07/01/2029 435 441
5.55%, 02/15/2028 1,065 1,092
Enterprise Products Operating LLC
3.13%, 07/31/2029 500 476
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
1,060 995
Kinder Morgan Inc
5.00%, 02/01/2029 520 525
5.15%, 06/01/2030
(g)
480 485
5.40%, 02/01/2034 650 643
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(f)
395 371
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Inc
4.40%, 10/15/2029 $ 410 $ 404
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 462
Venture Global LNG Inc
7.00%, 01/15/2030
(f)
100 94
8.38%, 06/01/2031
(f)
135 130
9.50%, 02/01/2029
(f)
930 964
Williams Cos Inc/The
5.40%, 03/02/2026 475 478
$ 12,443
Private Equity - 0 .11%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
305 296
3.75%, 09/15/2030
(f),(h)
338 297
$ 593
REITs - 1 .08%
American Homes 4 Rent LP
3.38%, 07/15/2051 350 224
4.25%, 02/15/2028 570 565
5.50%, 07/15/2034 425 422
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(f)
150 156
Iron Mountain Inc
6.25%, 01/15/2033
(f)
85 85
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(f)
390 364
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
928 888
7.00%, 07/15/2031
(f)
60 62
Mid-America Apartments LP
2.88%, 09/15/2051 646 399
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
465 435
7.00%, 02/01/2030
(f)
150 150
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(f)
555 496
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
10.50%, 02/15/2028
(f)
359 381
VICI Properties LP
4.75%, 04/01/2028 310 310
XHR LP
4.88%, 06/01/2029
(f)
881 828
6.63%, 05/15/2030
(f)
35 35
$ 5,800
Retail - 1 .10%
Bath & Body Works Inc
5.25%, 02/01/2028 1,080 1,074
6.63%, 10/01/2030
(f)
200 203
Carvana Co
11.00%, PIK 13.00%; 06/01/2030
(f),(k),(m)
715 757
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(f)
345 320
Patrick Industries Inc
4.75%, 05/01/2029
(f)
160 150
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(f),(h)
590 599
Walmart Inc
4.10%, 04/28/2027 605 608
4.35%, 04/28/2030 575 582
4.90%, 04/28/2035 1,600 1,621
$ 5,914

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 1 .92%
ams-OSRAM AG
12.25%, 03/30/2029
(f)
$ 150 $ 152
Broadcom Inc
3.14%, 11/15/2035
(f)
75 62
3.42%, 04/15/2033
(f)
2,180 1,944
4.35%, 02/15/2030 450 444
4.55%, 02/15/2032 215 211
5.05%, 07/12/2029 300 306
5.05%, 04/15/2030 1,370 1,395
5.15%, 11/15/2031 340 347
Intel Corp
4.75%, 03/25/2050
(h)
575 451
Marvell Technology Inc
2.95%, 04/15/2031 465 418
4.88%, 06/22/2028 575 578
5.95%, 09/15/2033 510 528
Micron Technology Inc
5.30%, 01/15/2031 790 793
5.80%, 01/15/2035 945 939
6.75%, 11/01/2029 565 604
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 1,000 1,004
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 135
$ 10,311
Shipbuilding - 0 .18%
Huntington Ingalls Industries Inc
5.35%, 01/15/2030 410 418
5.75%, 01/15/2035 530 540
$ 958
Software - 0 .83%
Cloud Software Group Inc
6.50%, 03/31/2029
(f)
5 5
9.00%, 09/30/2029
(f)
375 378
Open Text Corp
3.88%, 12/01/2029
(f)
320 295
Oracle Corp
3.95%, 03/25/2051 670 484
4.00%, 07/15/2046 250 187
6.15%, 11/09/2029 370 393
Synopsys Inc
5.70%, 04/01/2055 330 319
Take-Two Interactive Software Inc
4.00%, 04/14/2032 410 384
4.95%, 03/28/2028 500 509
5.40%, 06/12/2029 275 283
VMware LLC
1.80%, 08/15/2028 1,360 1,243
$ 4,480
Sovereign - 0 .41%
Colombia Government International Bond
8.50%, 04/25/2035 300 305
Export-Import Bank of Korea
5.25%, 01/14/2035 200 206
Hungary Government International Bond
6.13%, 05/22/2028
(f)
350 360
Israel Government International Bond
4.13%, 01/17/2048 200 152
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(f)
300 319
Peruvian Government International Bond
5.63%, 11/18/2050 200 187
Philippine Government International Bond
5.90%, 02/04/2050 550 560
Republic of Poland Government International Bond
4.88%, 02/12/2030 130 132
$ 2,221
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1 .84%
AT&T Inc
2.75%, 06/01/2031 $ 315 $ 283
3.50%, 09/15/2053 2,668 1,786
3.55%, 09/15/2055 855 573
Cisco Systems Inc
5.50%, 02/24/2055 570 561
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(f)
375 351
EchoStar Corp
10.75%, 11/30/2029 90 95
Level 3 Financing Inc
10.50%, 05/15/2030
(f)
320 346
T-Mobile USA Inc
2.40%, 03/15/2029 910 841
2.55%, 02/15/2031 820 728
5.13%, 05/15/2032 500 505
5.88%, 11/15/2055 550 542
Verizon Communications Inc
2.36%, 03/15/2032 1,210 1,033
2.55%, 03/21/2031 1,131 1,007
2.88%, 11/20/2050 220 135
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
355 325
Vodafone Group PLC
5.75%, 06/28/2054 370 350
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
425 391
$ 9,852
Transportation - 0 .27%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 154
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
Norfolk Southern Corp
5.10%, 05/01/2035
(g)
225 226
5.35%, 08/01/2054 800 753
RXO Inc
7.50%, 11/15/2027
(f)
315 320
$ 1,462
Water - 0 .11%
Aegea Finance Sarl
9.00%, 01/20/2031
(f),(h)
550 574
TOTAL BONDS $ 369,470
SENIOR FLOATING RATE INTERESTS
- 4 .75%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .11%
TransDigm Inc Term Loan J
6.80%, 02/28/2031
(n)
$ 593 $ 587
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .51%
AAdvantage Loyalty IP Ltd Term Loan B
6.52%, 04/20/2028
(n)
166 162
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
United Airlines Inc Term Loan B
6.28%, 02/22/2031
(n)
1,052 1,048
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
7.55%, 02/14/2031
(n)
1,613 1,528
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 2,738

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0 .01%
Tenneco Inc Term Loan B
9.42%, 11/17/2028
(n)
$ 65 $ 61
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Building Materials - 0 .29%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.76%, 03/28/2031
(n)
1,432 1,407
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Quikrete Holdings Inc Term Loan B3
7.01%, 01/31/2032
(n)
145 142
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,549
Chemicals - 0 .25%
Advancion Holdings LLC Term Loan B
8.42%, 11/24/2027
(n)
428 417
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Advancion Holdings LLC Term Loan
12.61%, 11/24/2028
(n)
375 348
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Consolidated Energy Finance SA Term Loan B
8.25%, 11/15/2030
(n)
50 46
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Element Solutions Inc Term Loan B3
0.00%, 12/18/2030
(n),(o)
545 543
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 1,354
Commercial Services - 0 .37%
Aggreko Holdings Inc Term Loan B
7.29%, 08/16/2029
(n)
279 278
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Garda World Security Corp Term Loan B
7.64%, 02/01/2029
(n)
1,221 1,207
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Veritiv Operating Co Term Loan B
8.30%, 11/30/2030
(n)
509 504
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 1,989
Consumer Products - 0 .13%
Kronos Acquisition Holdings Inc Term Loan B
8.30%, 06/27/2031
(n)
881 706
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0 .25%
Avolon TLB Borrower 1 US LLC Term Loan B6
0.00%, 06/21/2030
(n),(o)
545 542
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
9.28%, PIK 0.00%, 05/30/2027
(m),(n)
855 793
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 1,335
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food - 0 .24%
Fiesta Purchaser Inc Term Loan B
7.57%, 02/12/2031
(n)
$ 1,317 $ 1,304
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Products - 0 .06%
Medline Borrower LP Term Loan B
6.57%, 10/23/2028
(n)
341 338
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Healthcare - Services - 0 .27%
LifePoint Health Inc Term Loan B
8.01%, 05/16/2031
(n)
1,471 1,440
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Lodging - 0 .28%
Fertitta Entertainment LLC/NV Term Loan B
7.82%, 01/27/2029
(n)
1,523 1,482
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Machinery - Diversified - 0 .00%
TK Elevator US Newco Inc Term Loan B
0.00%, 04/30/2030
(n),(o)
25 25
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .37%
Directv Financing LLC Tern Loan Extended
9.79%, 08/02/2029
(n)
898 867
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC Term Loan B
0.00%, 02/15/2031
(n),(o)
360 333
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Gray Media Inc Term Loan F
9.57%, 05/23/2029
(n)
497 480
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
iHeartCommunications Inc Term Loan
6.49%, 05/01/2029
(n)
374 287
CME Term Secured Overnight Financing
Rate 3 Month + 5.78%
$ 1,967
Mining - 0 .37%
Arsenal AIC Parent LLC Term Loan B
7.07%, 08/18/2030
(n)
2,015 1,983
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0 .40%
Clydesdale Acquisition Holdings Inc Term Loan B
0.00%, 03/26/2032
(n),(o)
378 375
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
LABL Inc Term Loan B
9.86%, 10/22/2028
(n)
955 821
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co Term Loan
B1
7.32%, 04/15/2027
(n)
950 935
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 2,131
Pharmaceuticals - 0 .45%
1261229 BC Ltd Term Loan B
10.53%, 09/25/2030
(n)
740 697
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Endo Finance Holdings Inc Term Loan B
8.32%, 04/23/2031
(n)
$ 1,363 $ 1,319
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
6.57%, 05/05/2028
(n)
392 390
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 2,406
Retail - 0 .10%
IRB Holding Corp Term Loan B
6.82%, 12/15/2027
(n)
522 518
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Software - 0 .17%
Cloud Software Group Inc Term Loan B1
7.80%, 03/30/2029
(n)
953 941
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Telecommunications - 0 .12%
CommScope LLC Term Loan
0.00%, 12/17/2029
(n),(o)
145 142
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Zayo Group Holdings Inc Term Loan B
7.44%, 03/09/2027
(n)
565 524
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 666
TOTAL SENIOR FLOATING RATE INTERESTS $ 25,520
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 29 .35%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .15%
3.00%, 01/01/2043 $ 1,080 $ 986
3.00%, 02/01/2043 511 466
4.00%, 02/01/2046 2,132 2,041
4.50%, 04/01/2031 174 175
4.50%, 04/01/2041 1,277 1,263
5.00%, 06/01/2031 124 127
5.50%, 05/01/2033 15 16
5.50%, 12/01/2033 221 226
5.50%, 11/01/2036 217 223
5.50%, 04/01/2038 55 56
5.50%, 08/01/2038 115 118
6.00%, 12/01/2031 6 6
6.00%, 12/01/2032 7 7
6.00%, 02/01/2033 36 37
6.00%, 12/01/2033 15 16
6.00%, 10/01/2036 64 68
6.00%, 07/01/2038 278 289
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 2 2
6.50%, 10/01/2035 17 18
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 2 2
7.50%, 01/01/2031 2 2
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 27 27
$ 6,179
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0 .16%
5.00%, 07/01/2044 $ 696 $ 701
7.12%, 07/01/2033 176 179
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 880
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16 .61%
2.00%, 01/01/2051 3,840 3,142
2.00%, 02/01/2051 2,059 1,668
2.00%, 11/01/2051 4,251 3,424
2.00%, 11/01/2051 1,957 1,577
2.00%, 12/01/2051 3,922 3,151
2.00%, 05/01/2052 2,828 2,285
2.50%, 02/01/2051 2,486 2,111
2.50%, 07/01/2051 2,826 2,381
2.50%, 09/01/2051 1,289 1,089
2.50%, 11/01/2051 1,737 1,474
2.50%, 01/01/2052 1,806 1,534
2.50%, 04/01/2052 2,959 2,487
3.00%, 10/01/2029 19 18
3.00%, 09/01/2032 48 47
3.00%, 04/01/2043 171 155
3.00%, 05/01/2043 326 296
3.00%, 11/01/2046 2,276 2,025
3.00%, 12/01/2048 57 51
3.00%, 11/01/2050 686 607
3.00%, 03/01/2052 2,529 2,227
3.50%, 02/01/2033 9 8
3.50%, 01/01/2044 559 523
3.50%, 11/01/2044 1,102 1,030
3.50%, 04/01/2047 70 65
3.50%, 10/01/2047 30 28
3.50%, 11/01/2047 811 747
3.50%, 03/01/2048 16 15
3.50%, 04/01/2052 2,480 2,248
4.00%, 02/01/2031 60 60
4.00%, 05/01/2047 2,002 1,880
4.00%, 06/01/2048 6 6
4.00%, 08/01/2052 2,059 1,931
4.50%, 06/01/2044 293 287
4.50%, 10/01/2052 1,244 1,192
4.50%, 05/01/2053 1,653 1,590
4.50%, 07/01/2053 688 665
4.50%, 08/01/2053 1,028 985
4.50%, 01/01/2054 1,073 1,035
4.50%, 05/01/2055
(p)
1,130 1,081
5.00%, 06/01/2048 510 510
5.00%, 07/01/2052 940 932
5.00%, 09/01/2052 1,316 1,301
5.00%, 04/01/2053 2,236 2,217
5.00%, 06/01/2053 2,406 2,378
5.00%, 11/01/2054 1,721 1,694
5.00%, 02/01/2055 2,138 2,105
5.00%, 05/01/2055
(p)
3,400 3,328
5.50%, 07/01/2033 16 16
5.50%, 09/01/2033 38 39
5.50%, 05/01/2040 80 81
5.50%, 05/01/2053 2,574 2,592
5.50%, 07/01/2053 1,413 1,422
5.50%, 11/01/2053 1,900 1,914
5.50%, 11/01/2053 1,806 1,817
5.50%, 05/01/2054 1,312 1,317
5.50%, 02/01/2055 1,089 1,093
5.50%, 05/01/2055
(p)
4,425 4,415
6.00%, 05/01/2038 26 27
6.00%, 08/01/2038 49 50
6.00%, 08/01/2038 121 125
6.00%, 01/01/2053 3,695 3,810

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 04/01/2054 $ 1,316 $ 1,350
6.00%, 05/01/2054 1,106 1,132
6.00%, 06/01/2054 883 905
6.00%, 09/01/2054 921 942
6.00%, 05/01/2055
(p)
1,240 1,258
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 104 109
6.50%, 12/01/2037 81 86
6.50%, 02/01/2038 132 139
6.50%, 09/01/2038 126 133
6.50%, 05/01/2054 863 896
6.50%, 05/01/2055
(p)
1,820 1,874
7.00%, 03/01/2032 10 11
7.50%, 08/01/2032 2 2
$ 89,147
Government National Mortgage Association (GNMA) - 7 .33%
2.00%, 07/20/2051 900 734
2.00%, 11/20/2051 1,143 933
2.50%, 06/20/2050 1,064 911
2.50%, 04/20/2051 1,238 1,056
2.50%, 05/20/2051 842 718
3.00%, 01/20/2045 326 293
3.00%, 11/20/2046 1,080 969
3.50%, 03/15/2042 404 378
3.50%, 04/15/2042 392 367
3.50%, 09/20/2047 523 482
3.50%, 06/20/2048 676 620
4.00%, 04/20/2052 335 313
4.50%, 06/20/2025 5 5
4.50%, 09/15/2039 131 129
4.50%, 03/15/2040 580 569
4.50%, 09/20/2052 1,603 1,544
4.50%, 06/20/2053 2,058 1,977
5.00%, 12/20/2052 1,138 1,123
5.00%, 02/20/2053 1,666 1,638
5.00%, 10/20/2053 1,124 1,106
5.00%, 05/20/2055
(p)
5,985 5,870
5.50%, 05/20/2035 19 19
5.50%, 02/15/2038 207 213
5.50%, 05/20/2055
(p)
11,450 11,446
6.00%, 07/20/2028 3 3
6.00%, 11/20/2028 4 4
6.00%, 01/20/2029 5 5
6.00%, 07/20/2029 1 1
6.00%, 08/15/2031 10 10
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 2 2
6.00%, 02/15/2033 8 8
6.00%, 12/15/2033 8 8
6.00%, 05/20/2055
(p)
5,780 5,846
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 10/15/2032 3 3
6.50%, 12/15/2032 21 21
7.00%, 06/15/2031 2 2
7.00%, 06/15/2032 13 13
8.00%, 01/20/2031 1 1
$ 39,343
U.S. Treasury - 1 .02%
3.88%, 08/15/2040
(q)
4,720 4,375
4.00%, 04/30/2032 1,100 1,105
$ 5,480
U.S. Treasury Bill - 3 .08%
4.14%, 08/28/2025
(r),(s)
3,000 2,959
4.18%, 06/24/2025
(r)
4,930 4,899
4.21%, 07/17/2025
(r)
3,700 3,667
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
4.23%, 06/12/2025
(r)
$ 5,000 $ 4,975
$ 16,500
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 157,529
Total Investments $ 584,192
Other Assets and Liabilities -  (8.84)% (47,463)
TOTAL NET ASSETS - 100.00% $ 536,729
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,260 or
1.35% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $155,702 or 29.01% of net assets.
(g) Security purchased on a when-issued basis.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,997 or 1.30% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after April 30, 2025, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$4,102 or 0.76% of net assets.
(r) Rate shown is the discount rate of the original purchase.
(s) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,959 or 0.55% of net assets.

Schedule of Investments
Core Plus Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 11,755 $ 236,830 $ 217,702 $ 30,883
$ 11,755 $ 236,830 $ 217,702 $ 30,883
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 471 $ — $ — $ —
$ 471 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2025 Long 181 $ 20,312 $ 293
US 10 Year Ultra Note; June 2025 Long 18 2,065 11
US 2 Year Note; June 2025 Long 348 72,436 332
US 5 Year Note; June 2025 Long 261 28,500 272
US Long Bond; June 2025 Long 251 29,273 259
US Ultra Bond; June 2025 Long 136 16,460 (8)
Total $ 1,159
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.44 N/A (5.00)% Quarterly 06/20/2030 $ 21,180 $ (526) $ (207) $ (733)
Total $ (526) $ (207) $ (733)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.38% Shares Held Value (000's)
Closed-End Funds - 2.04%
Cliffwater Enhanced Lending Fund 3,841,876 $ 41,915
Variant Alternative Income Fund 307,605 8,265
$ 50,180
Exchange-Traded Funds - 1.08%
iShares Broad USD High Yield Corporate Bond
ETF
287,237 10,513
iShares Core U.S. Aggregate Bond ETF 27,168 2,690
iShares J.P. Morgan USD Emerging Markets Bond
ETF
28,945 2,604
Vanguard Intermediate-Term Corporate Bond ETF 131,080 10,720
$ 26,527
Money Market Funds - 5.26%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
3,642,667 3,643
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
125,763,716 125,764
$ 129,407
TOTAL INVESTMENT COMPANIES $ 206,114
COMMON STOCKS - 1.96% Shares Held Value (000's)
Distribution & Wholesale - 0.00%
ATD New Holdings Inc
(d),(e),(f)
385,347 $ —
Entertainment - 0.06%
Crown Finance US Inc - 4A2 Shares
(d)
67,963 1,386
Healthcare - Services - 0.03%
Sound Inpatient Physicians Inc - Class A
(d),(e)
4,565,306 627
Sound Inpatient Physicians Inc - Class A2
(d),(e)
204,373 205
$ 832
Iron & Steel - 0.51%
Specialty Steel Holdings, Inc.
(d),(e),(f)
87 12,618
Mining - 1.16%
Arctic Canadian Diamond Co Ltd
(d),(e),(g)
6,589 548
Burgundy Diamond Mines Ltd
(d),(f)
11,967,877 277
Real Alloy Holding Inc
(e),(f)
362 27,639
$ 28,464
Miscellaneous Manufacturers - 0.18%
Utex Industries
(f)
120,675 4,385
Utex Industries - Warrants
(d),(f)
53,725 —
$ 4,385
Retail - 0.00%
JOANN Inc
(d),(e)
3,755 —
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d)
10,688 3
Bright Bidco - 4A2 Shares
(d)
14,600 5
$ 8
Software - 0.02%
Avaya Holdings Corp
(d)
7,245 39
Avaya Holdings Corp
(d)
27,216 146
Skillsoft Corp
(d)
11,541 221
$ 406
TOTAL COMMON STOCKS $ 48,099
PREFERRED STOCKS - 1.05% Shares Held Value (000's)
Banks - 0.18%
KeyCorp 6.13%, 12/15/2026
(h)
45,339 $ 1,145
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(h)
7,900 194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
Morgan Stanley 4.25%, 01/15/2027
(h)
11,085 190
Morgan Stanley 5.85%, 04/15/2027
(h)
59,100 1,342
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(h)
8,715 219
Northern Trust Corp 4.70%, 07/01/2025
(h)
4,858 96
Regions Financial Corp 5.70%, 05/15/2029
(h)
37,100 854
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 6.95%, 09/15/2029
(h)
5,900 $ 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Wells Fargo & Co 4.70%, 12/15/2025
(h)
7,070 132
$ 4,319
Diversified Financial Services - 0.11%
Affiliated Managers Group Inc 4.75%,
09/30/2060
(i)
6,416 109
Affiliated Managers Group Inc 5.88%, 03/30/2059 7,463 155
Capital One Financial Corp 4.80%, 09/01/2025
(h)
29,254 531
Stifel Financial Corp 4.50%, 08/15/2026
(h)
2,239 39
Voya Financial Inc 5.35%, 09/15/2029
(h)
77,215 1,874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,708
Electric - 0.31%
CMS Energy Corp 5.88%, 03/01/2079 159,839 3,564
DTE Energy Co 4.38%, 12/01/2081 6,005 105
DTE Energy Co 5.25%, 12/01/2077 35,000 741
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 190
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,347
Southern Co/The 5.25%, 12/01/2077 30,863 666
$ 7,613
Food - 0.04%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(h),(j)
10,000 953
Insurance - 0.07%
Allstate Corp/The 4.75%, 07/15/2025
(h)
4,065 78
Allstate Corp/The 5.10%, 07/15/2025
(h)
8,460 175
Corebridge Financial Inc 6.38%, 12/15/2064 20,000 477
Equitable Holdings Inc 4.30%, 03/15/2026
(h)
5,055 83
Equitable Holdings Inc 5.25%, 06/15/2025
(h)
21,903 438
Prudential Financial Inc 5.63%, 08/15/2058 5,000 116
Prudential Financial Inc 5.95%, 09/01/2062 17,597 430
$ 1,797
REITs - 0.34%
Kimco Realty Corp 5.25%, 06/01/2025
(h)
5,967 123
Prologis Inc 8.54%, 11/13/2026
(h)
65,775 3,554
Public Storage 3.95%, 08/17/2026
(h)
6,422 102
Public Storage 4.00%, 06/16/2026
(h)
83,560 1,344
Public Storage 4.13%, 08/14/2025
(h)
80,000 1,368
Public Storage 4.63%, 06/17/2025
(h)
14,712 278
Public Storage 4.70%, 06/01/2025
(h)
25,200 476
Public Storage 5.60%, 06/01/2025
(h)
46,261 1,053
$ 8,298
TOTAL PREFERRED STOCKS $ 25,688
BONDS - 68.40%
Principal
Amount (000's) Value (000's)
Advertising - 0.53%
Clear Channel Outdoor Holdings Inc
7.88%, 04/01/2030
(j)
$ 6,140 $ 6,143
MMS USA Holdings Inc
1.25%, 06/13/2028 EUR 100 108
Omnicom Group Inc
4.20%, 06/01/2030 $ 100 98
5.30%, 11/01/2034 338 337
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(j)
350 325
4.63%, 03/15/2030
(i),(j)
2,650 2,449
5.00%, 08/15/2027
(j)
3,625 3,552
WPP Finance SA
4.13%, 05/30/2028 EUR 100 117
$ 13,129
Aerospace & Defense - 0.75%
Airbus SE
1.63%, 06/09/2030 100 108

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
BAE Systems PLC
3.40%, 04/15/2030
(j)
$ 200 $ 189
Boeing Co/The
2.95%, 02/01/2030 100 92
3.10%, 05/01/2026 200 197
3.38%, 06/15/2046 529 351
3.60%, 05/01/2034 339 292
3.75%, 02/01/2050 1,006 697
5.15%, 05/01/2030 630 636
5.71%, 05/01/2040 100 97
5.81%, 05/01/2050 488 458
5.93%, 05/01/2060 645 595
6.26%, 05/01/2027 485 500
7.01%, 05/01/2064 50 53
GE Capital Funding LLC
4.55%, 05/15/2032 200 197
General Dynamics Corp
4.25%, 04/01/2050 25 21
L3Harris Technologies Inc
5.05%, 04/27/2045 100 91
5.25%, 06/01/2031 592 606
5.40%, 01/15/2027 100 102
5.40%, 07/31/2033 575 584
Lockheed Martin Corp
4.70%, 12/15/2031 705 712
4.75%, 02/15/2034 100 99
5.90%, 11/15/2063 100 102
Northrop Grumman Corp
5.15%, 05/01/2040 50 48
5.25%, 05/01/2050 100 93
RTX Corp
3.75%, 11/01/2046 150 112
4.15%, 05/15/2045 50 40
4.45%, 11/16/2038 100 91
5.38%, 02/27/2053 784 736
5.75%, 01/15/2029 200 209
TransDigm Inc
4.63%, 01/15/2029 25 24
4.88%, 05/01/2029 5,080 4,902
6.63%, 03/01/2032
(j)
1,240 1,270
6.88%, 12/15/2030
(j)
1,760 1,813
7.13%, 12/01/2031
(j)
2,175 2,261
$ 18,378
Agriculture - 0.12%
Altria Group Inc
3.40%, 05/06/2030 150 141
3.70%, 02/04/2051 100 68
5.95%, 02/14/2049 100 97
Archer-Daniels-Midland Co
2.50%, 08/11/2026 100 98
4.50%, 08/15/2033 100 97
BAT Capital Corp
6.34%, 08/02/2030 150 160
7.08%, 08/02/2043 100 107
7.08%, 08/02/2053 50 54
BAT International Finance PLC
5.93%, 02/02/2029 100 105
British American Tobacco PLC
3.75%, 06/27/2029
(h),(k)
EUR 100 108
EUR Swap Annual (VS 6 Month) 5 Year +
3.95%
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 99
Cargill Inc
4.76%, 11/23/2045
(j)
100 88
Darling Ingredients Inc
6.00%, 06/15/2030
(j)
1,000 997
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 $ 97
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(j)
$ 150 154
Philip Morris International Inc
2.88%, 05/14/2029 EUR 100 114
5.25%, 09/07/2028 $ 75 77
5.63%, 09/07/2033 200 208
$ 2,869
Airlines - 0.40%
American Airlines 2017-2 Class AA Pass Through
Trust
3.35%, 04/15/2031 62 58
American Airlines Group Inc
10.75%, PIK 12.00%; 02/15/2026
(j),(l),(m)
750 739
10.75%, PIK 10.75%; 02/15/2026
(j),(l),(m)
3,850 3,794
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(j)
1,250 1,213
British Airways 2019-1 Class AA Pass Through
Trust
3.30%, 06/15/2034
(j)
76 71
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(j)
800 714
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 100 58
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 100
United Airlines 2023-1 Class A Pass Through Trust
5.80%, 07/15/2037 96 95
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(i),(j)
1,400 1,209
9.50%, 06/01/2028
(i),(j)
1,925 1,881
$ 9,932
Apparel - 0.02%
Kering SA
3.63%, 09/05/2027 EUR 100 116
3.63%, 09/05/2031 100 114
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 100 106
NIKE Inc
3.25%, 03/27/2040 $ 100 77
$ 413
Automobile Asset Backed Securities - 1.11%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 967 967
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 528 527
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 1,106 1,108
AmeriCredit Automobile Receivables Trust 2024-1
4.95%, 02/18/2028 1,356 1,355
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 425 426
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,111 1,114
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 1,157 1,160
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(j)
479 480
Chase Auto Owner Trust 2024-4
4.94%, 07/25/2029
(j)
653 660
5.25%, 09/27/2027
(j)
1,017 1,020
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026 83 82

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 $ 511 $ 511
GM Financial Automobile Leasing Trust 2024-3
4.82%, 01/20/2027 1,827 1,825
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2021-3
0.73%, 08/16/2027 3,314 3,284
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 14 14
GM Financial Consumer Automobile Receivables
Trust 2024-1
4.85%, 12/18/2028 1,800 1,811
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 21 21
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029 1,000 1,010
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 57 57
Santander Drive Auto Receivables Trust 2023-6
6.08%, 05/17/2027 342 343
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 1,265 1,267
5.71%, 02/16/2027 34 34
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 465 465
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 1,103 1,104
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 1,213 1,213
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 1,675 1,676
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(j)
817 818
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(j)
567 568
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 228 227
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 110 110
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(j)
2,110 2,101
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 27,358
Automobile Manufacturers - 0.60%
American Honda Finance Corp
4.70%, 01/12/2028 200 202
BMW Finance NV
3.63%, 05/22/2035 EUR 50 56
BMW International Investment BV
3.00%, 08/27/2027 200 229
BMW US Capital LLC
2.80%, 04/11/2026
(j)
$ 200 197
3.75%, 04/12/2028
(j)
200 196
Cummins Inc
5.15%, 02/20/2034 50 51
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(j)
260 222
4.95%, 01/13/2028
(j)
370 373
5.13%, 09/25/2027
(j)
238 241
5.13%, 01/19/2028
(j)
306 309
Daimler Truck International Finance BV
3.88%, 06/19/2026 EUR 100 115
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Co
4.75%, 01/15/2043 $ 298 $ 223
5.29%, 12/08/2046 100 78
Ford Motor Credit Co LLC
2.90%, 02/10/2029 200 178
4.00%, 11/13/2030 1,250 1,113
4.27%, 01/09/2027 300 292
4.45%, 02/14/2030 EUR 100 114
6.05%, 11/05/2031 $ 640 620
General Motors Co
6.13%, 10/01/2025 124 124
6.25%, 10/02/2043 100 94
General Motors Financial Co Inc
2.70%, 06/10/2031 633 542
4.30%, 02/15/2029 EUR 100 117
5.60%, 06/18/2031 $ 1,980 1,985
5.75%, 02/08/2031 290 293
5.80%, 06/23/2028 200 204
6.10%, 01/07/2034 25 25
6.40%, 01/09/2033 100 103
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 75
Honda Canada Finance Inc
4.87%, 09/23/2027 100 75
Hyundai Capital America
1.65%, 09/17/2026
(j)
$ 200 192
4.85%, 03/25/2027
(j)
549 550
4.88%, 11/01/2027
(j)
1,087 1,088
5.68%, 06/26/2028
(j)
250 255
Mercedes-Benz Finance North America LLC
5.05%, 08/03/2033
(j)
150 147
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 200 219
RCI Banque SA
1.13%, 01/15/2027 100 110
3.88%, 01/12/2029 100 116
Stellantis Finance US Inc
5.75%, 03/18/2030
(j)
$ 685 685
6.45%, 03/18/2035
(j)
795 781
Stellantis NV
1.25%, 06/20/2033 EUR 150 135
Toyota Motor Corp
5.28%, 07/13/2026 $ 100 101
Toyota Motor Credit Corp
1.90%, 04/06/2028 200 188
3.38%, 04/01/2030 100 95
3.85%, 07/24/2030 EUR 100 117
4.60%, 10/10/2031 $ 293 292
5.25%, 09/11/2028 200 206
Traton Finance Luxembourg SA
1.25%, 03/24/2033 EUR 100 93
4.25%, 05/16/2028 100 117
Volkswagen Financial Services AG
0.88%, 01/31/2028 200 214
Volkswagen Group of America Finance LLC
4.60%, 06/08/2029
(j)
$ 200 195
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 95
4.13%, 11/16/2038 100 111
Volvo Treasury AB
3.88%, 08/29/2026 100 115
$ 14,663
Automobile Parts & Equipment - 0.62%
Aptiv Swiss Holdings Ltd
5.15%, 09/13/2034 $ 200 187
Clarios Global LP / Clarios US Finance Co
6.75%, 02/15/2030
(i),(j)
775 788

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(j)
$ 7,976 $ 5,512
IHO Verwaltungs GmbH
8.00%, PIK 8.75%; 11/15/2032
(j),(l),(m)
3,400 3,256
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(j)
7,135 5,323
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 100 117
$ 15,183
Banks - 11.71%
ABN AMRO Bank NV
2.47%, 12/13/2029
(j),(k)
$ 200 185
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
3.88%, 12/21/2026 EUR 100 116
4.50%, 11/21/2034 100 122
AIB Group PLC
4.63%, 07/23/2029
(k)
100 119
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
ANZ New Zealand Int'l Ltd/London
5.36%, 08/14/2028
(j)
$ 200 207
Australia & New Zealand Banking Group Ltd
2.57%, 11/25/2035
(j),(k)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(h),(j),(k),(n)
2,600 2,629
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
3.88%, 01/15/2034 EUR 100 117
4.63%, 01/13/2031
(k)
100 120
3 Month Euro Interbank Offered Rate +
1.70%
9.38%, 03/19/2029
(h),(k),(n)
$ 1,500 1,616
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco de Sabadell SA
4.25%, 09/13/2030
(k)
EUR 100 118
Euribor Swap Rate 1 Year + 1.60%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 05/20/2031
(h),(j),(k),(n)
$ 725 714
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.07%
Banco Santander Chile
3.18%, 10/26/2031
(i)
150 135
Banco Santander SA
0.20%, 02/11/2028 EUR 100 106
3.22%, 11/22/2032
(k)
$ 200 174
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.50%, 02/17/2035 EUR 100 111
3.75%, 01/09/2034 100 116
4.75%, 08/30/2028
(k)
GBP 100 133
Generic Britain 1 Year Government Bond +
2.50%
5.57%, 01/17/2030 $ 200 207
6.35%, 03/14/2034 1,800 1,839
9.63%, 11/21/2028
(h),(k),(n)
2,400 2,614
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bank Gospodarstwa Krajowego
5.75%, 07/09/2034
(j)
1,900 1,942
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
1.10%, 05/24/2032
(k)
EUR 100 $ 99
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(k)
100 106
3 Month Euro Interbank Offered Rate +
0.91%
2.59%, 04/29/2031
(k)
$ 200 181
Secured Overnight Financing Rate + 2.15%
2.68%, 06/19/2041
(k)
25 18
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042 832 626
Secured Overnight Financing Rate + 3.16%
3.42%, 12/20/2028
(k)
1,853 1,802
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.62%, 03/16/2028
(k)
CAD 200 146
Canadian Dollar Offered Rate 3 Month +
1.48%
3.85%, 03/08/2037
(k)
$ 3,078 2,744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(k)
100 77
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.08%, 04/23/2040
(k)
1,094 940
CME Term Secured Overnight Financing
Rate 3 Month + 1.58%
4.08%, 03/20/2051
(k)
100 77
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.24%, 04/24/2038
(k)
100 89
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.25%, 10/22/2026 200 200
4.38%, 01/27/2027
(h),(i),(k)
4,000 3,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(k)
453 439
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 100 88
4.98%, 01/24/2029
(k)
100 101
Secured Overnight Financing Rate + 0.83%
5.02%, 07/22/2033
(k)
200 199
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031 1,507 1,535
Secured Overnight Financing Rate + 2.00%
5.20%, 04/25/2029
(k)
100 102
Secured Overnight Financing Rate + 1.63%
5.43%, 08/15/2035
(k)
595 582
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(k)
100 101
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(k)
100 101
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(k)
2,065 2,025
Secured Overnight Financing Rate + 1.74%
5.74%, 02/12/2036
(k)
334 333
Secured Overnight Financing Rate + 1.70%
5.82%, 09/15/2029
(k)
100 104
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(k)
100 104
Secured Overnight Financing Rate + 1.84%
5.93%, 09/15/2027
(k)
200 204
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 769 794

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
6.13%, 04/27/2027
(h),(k)
$ 2,900 $ 2,893
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.63%, 05/01/2030
(h),(k)
2,300 2,301
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank of Georgia JSC
9.50%, 07/16/2029
(h),(j),(k),(n)
2,225 2,186
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.62%
Bank of Ireland Group PLC
1.38%, 08/11/2031
(k)
EUR 100 111
EUR Swap Annual (VS 6 Month) 5 Year +
1.65%
4.63%, 11/13/2029
(k)
100 119
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
3.65%, 04/01/2027 CAD 100 73
4.70%, 09/14/2027 $ 100 101
5.04%, 05/29/2028 CAD 200 152
7.70%, 05/26/2084
(k)
$ 800 814
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(h),(i),(k)
5,588 5,453
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.60%, 07/26/2030
(k)
200 201
Secured Overnight Financing Rate + 1.76%
4.70%, 09/20/2025
(h),(k)
1,800 1,787
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.94%, 02/11/2031
(k)
1,087 1,106
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(k)
100 99
Secured Overnight Financing Rate + 1.61%
Bank of Nova Scotia/The
1.05%, 03/02/2026 100 97
1.85%, 11/02/2026 CAD 100 71
1.95%, 02/02/2027 $ 100 96
3.63%, 10/27/2081
(k)
1,500 1,322
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.59%, 05/04/2037 1,578 1,457
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
5.65%, 02/01/2034 770 796
7.35%, 04/27/2085
(k)
400 396
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(k)
3,000 3,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(k)
1,000 1,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
5.13%, 06/11/2030 1,780 1,709
Banque Federative du Credit Mutuel SA
0.10%, 10/08/2027 EUR 100 107
1.88%, 11/04/2026 200 224
3.75%, 02/03/2034 100 115
4.13%, 06/14/2033 100 119
4.38%, 05/02/2030 100 118
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
3.33%, 11/24/2042
(k)
$ 200 $ 144
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(k)
1,581 1,441
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.94%, 09/10/2030
(k)
1,330 1,328
Secured Overnight Financing Rate + 1.56%
5.26%, 01/29/2034
(k)
EUR 100 123
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
6.50%, 09/13/2027
(k)
$ 200 205
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(k)
200 214
Secured Overnight Financing Rate + 2.62%
7.63%, 03/15/2035
(h),(k),(n)
400 383
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.41%, 11/14/2032
(k)
GBP 100 142
Generic Britain 5 Year Government Bond +
4.75%
9.63%, 12/15/2029
(h),(i),(k),(n)
$ 2,000 2,183
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BBVA Mexico SA Institucion de Banca Multiple
Grupo Financiero BBVA Mexico
7.63%, 02/11/2035
(j),(k),(n)
1,850 1,859
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BNP Paribas SA
0.13%, 09/04/2026 EUR 200 220
1.38%, 05/28/2029 100 106
2.50%, 03/31/2032
(k)
100 112
Euribor Swap Rate 5 Year + 1.60%
2.88%, 02/24/2029 GBP 100 124
3.05%, 01/13/2031
(j),(k)
$ 200 184
Secured Overnight Financing Rate + 1.51%
4.13%, 05/24/2033 EUR 100 120
4.16%, 08/28/2034
(k)
100 115
Euribor Swap Rate 5 Year + 1.70%
5.09%, 05/09/2031
(j),(k),(o)
$ 1,162 1,160
Secured Overnight Financing Rate + 1.68%
5.20%, 01/10/2030
(j),(k)
200 202
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
5.28%, 11/19/2030
(j),(k)
2,252 2,277
Secured Overnight Financing Rate + 1.28%
5.75%, 06/13/2032 GBP 100 135
7.38%, 08/19/2025
(h),(j),(k),(n)
$ 5,000 5,010
USD Swap Rate NY 5 Year + 5.15%
BOI Finance BV
7.50%, 02/16/2027 EUR 3,100 3,443
BOS Funding Ltd
5.25%, 09/12/2029 $ 200 196
BPCE SA
3.50%, 10/23/2027
(j)
250 243
3.58%, 10/19/2042
(j),(k)
950 663
Secured Overnight Financing Rate + 1.95%
3.63%, 04/17/2026 EUR 100 115
4.25%, 01/11/2035
(k)
100 116
3 Month Euro Interbank Offered Rate +
1.85%
4.25%, 07/16/2035
(k)
100 115
Euribor Swap Rate 5 Year + 1.95%
4.63%, 03/02/2030
(k)
100 119
3 Month Euro Interbank Offered Rate +
1.60%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BPCE SA (continued)
5.88%, 01/14/2031
(j),(k)
$ 250 $ 258
Secured Overnight Financing Rate + 1.68%
6.92%, 01/14/2046
(j),(k)
355 361
Secured Overnight Financing Rate + 2.61%
Burgan Bank SAK
2.75%, 12/15/2031
(k)
2,550 2,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%
CaixaBank SA
0.63%, 01/21/2028
(k)
EUR 200 219
3 Month Euro Interbank Offered Rate +
0.62%
4.38%, 08/08/2036
(k)
100 115
Euribor Swap Rate 5 Year + 1.95%
Canadian Imperial Bank of Commerce
3.45%, 04/07/2027 $ 200 197
5.35%, 04/20/2033
(k)
CAD 100 76
Canadian Overnight Repo Rate Average
Compounded Index + 2.23%
5.50%, 01/14/2028 100 77
Ceska sporitelna AS
4.57%, 07/03/2031
(k)
EUR 100 118
3 Month Euro Interbank Offered Rate +
1.80%
Citibank NA
5.57%, 04/30/2034 $ 847 874
Citigroup Inc
0.50%, 11/01/2028 CHF 200 240
1.46%, 06/09/2027
(k)
$ 100 97
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(k)
200 172
Secured Overnight Financing Rate + 1.18%
2.57%, 06/03/2031
(k)
100 90
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(k)
300 272
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(k)
311 215
Secured Overnight Financing Rate + 1.38%
3.71%, 09/22/2028
(k)
EUR 200 232
3 Month Euro Interbank Offered Rate +
1.25%
3.79%, 03/17/2033
(k)
$ 1,711 1,573
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(h),(k)
3,000 2,918
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(h),(k)
1,500 1,467
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 1,069 1,066
4.54%, 09/19/2030
(k)
1,816 1,798
Secured Overnight Financing Rate + 1.34%
4.66%, 05/24/2028
(k)
100 100
Secured Overnight Financing Rate + 1.89%
5.17%, 02/13/2030
(k)
200 203
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 100 91
5.33%, 03/27/2036
(k)
200 198
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(k)
1,536 1,466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.45%, 06/11/2035
(k)
100 100
Secured Overnight Financing Rate + 1.45%
5.88%, 02/22/2033 1,420 1,464
6.17%, 05/25/2034
(k)
100 102
Secured Overnight Financing Rate + 2.66%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
6.95%, 02/15/2030
(h),(k)
$ 1,900 $ 1,861
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
Citizens Financial Group Inc
2.64%, 09/30/2032 1,713 1,389
4.00%, 10/06/2026
(h),(i),(k)
1,300 1,221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(h),(i),(k)
2,100 2,084
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
5.72%, 07/23/2032
(k)
885 900
Secured Overnight Financing Rate + 1.91%
5.84%, 01/23/2030
(k)
100 102
Secured Overnight Financing Rate + 2.01%
Comerica Inc
5.98%, 01/30/2030
(k)
100 101
Secured Overnight Financing Rate + 2.16%
Commerzbank AG
1.50%, 08/28/2028 EUR 100 110
4.88%, 10/16/2034
(k)
100 117
Euribor Swap Rate 5 Year + 2.15%
Commonwealth Bank of Australia
2.55%, 03/14/2027
(i),(j)
$ 200 195
6.70%, 03/15/2038
(k)
AUD 200 137
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(k)
EUR 100 110
3 Month Euro Interbank Offered Rate +
1.18%
1.00%, 09/24/2026
(j),(k)
$ 2,701 2,661
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
3.75%, 07/21/2026 250 247
4.63%, 05/23/2029 GBP 100 130
Cooperatieve Rabobank UA/NY
4.88%, 01/21/2028 $ 1,263 1,289
Credit Agricole SA
3.75%, 01/22/2034 EUR 100 115
3.88%, 11/28/2034 100 117
4.00%, 01/10/2033
(j),(k)
$ 250 242
USD Swap Semi-Annual 5 Year + 1.64%
4.88%, 10/23/2029 GBP 100 134
5.23%, 01/09/2029
(j),(k)
$ 1,447 1,468
Secured Overnight Financing Rate + 1.13%
5.30%, 07/12/2028
(j)
557 571
8.13%, 12/23/2025
(h),(j),(k),(n)
5,000 5,062
USD Swap Semi-Annual 5 Year + 6.19%
Credit Agricole SA/London
1.75%, 03/05/2029 EUR 100 108
Credit Mutuel Arkea SA
0.88%, 05/07/2027 200 219
Crelan SA
6.00%, 02/28/2030
(k)
100 124
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
4.13%, 01/10/2031
(k)
100 119
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
4.38%, 05/18/2026
(h),(k),(n)
$ 3,000 2,932
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Deutsche Bank AG
1.63%, 01/20/2027 EUR 200 223
8.13%, 04/30/2030
(h),(k),(n)
$ 1,400 1,386
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
$ 361 $ 325
Secured Overnight Financing Rate + 2.76%
3.74%, 01/07/2033
(k)
1,150 1,014
Secured Overnight Financing Rate + 2.26%
5.00%, 09/11/2030
(k)
1,028 1,029
Secured Overnight Financing Rate + 1.70%
6.72%, 01/18/2029
(k)
190 199
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(k)
225 235
Secured Overnight Financing Rate + 3.65%
DNB Bank ASA
0.25%, 02/23/2029
(k)
EUR 100 106
3 Month Euro Interbank Offered Rate +
0.53%
Eurobank SA
4.88%, 04/30/2031
(k)
100 120
Euribor Swap Rate 5 Year + 2.17%
Federation des Caisses Desjardins du Quebec
5.48%, 08/16/2028 CAD 200 154
Fifth Third Bancorp
6.36%, 10/27/2028
(k)
$ 50 52
Secured Overnight Financing Rate + 2.19%
Fifth Third Bank NA
4.97%, 01/28/2028
(k)
647 651
Secured Overnight Financing Rate + 0.81%
First Citizens BancShares Inc/NC
6.25%, 03/12/2040
(k)
439 419
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.97%
First Horizon Bank
5.75%, 05/01/2030 2,245 2,255
FNB Corp/PA
5.72%, 12/11/2030
(k)
913 911
Secured Overnight Financing Rate + 1.93%
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 200 206
1.25%, 02/07/2029 100 107
1.54%, 09/10/2027
(k)
$ 430 413
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(k)
926 798
Secured Overnight Financing Rate + 1.25%
3.10%, 02/24/2033
(k)
150 132
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(k)
901 657
Secured Overnight Financing Rate + 1.51%
3.63%, 10/29/2029
(k)
GBP 100 128
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(k)
$ 100 85
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.22%, 05/01/2029
(k)
1,626 1,610
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.39%, 06/15/2027
(k)
200 200
Secured Overnight Financing Rate + 1.51%
4.69%, 10/23/2030
(k)
410 409
Secured Overnight Financing Rate + 1.14%
5.15%, 05/22/2045 100 89
5.33%, 07/23/2035
(k)
100 99
Secured Overnight Financing Rate + 1.55%
5.56%, 11/19/2045
(k)
100 96
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(k)
100 104
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(k)
518 504
Secured Overnight Financing Rate + 1.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
5.85%, 04/25/2035
(k)
$ 100 $ 103
Secured Overnight Financing Rate + 1.55%
6.45%, 05/01/2036 50 53
6.56%, 10/24/2034
(k)
100 109
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 2,658 2,856
6.85%, 02/10/2030
(h),(k)
2,800 2,762
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(h),(k)
1,700 1,734
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
3.45%, 09/25/2030
(k)
EUR 100 114
3 Month Euro Interbank Offered Rate +
1.19%
3.97%, 05/22/2030
(k)
$ 200 193
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
5.60%, 05/17/2028
(k)
200 203
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(k)
1,110 1,148
Secured Overnight Financing Rate + 1.52%
5.87%, 11/18/2035
(k)
1,126 1,113
Secured Overnight Financing Rate + 1.90%
5.89%, 08/14/2027
(k)
200 203
Secured Overnight Financing Rate + 1.57%
6.33%, 03/09/2044 1,281 1,344
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(k)
EUR 100 121
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(k)
$ 200 209
Secured Overnight Financing Rate + 2.98%
8.20%, 11/16/2034
(k)
GBP 150 218
Generic Britain 5 Year Government Bond +
4.55%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(h),(k)
$ 3,100 2,952
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(h),(i),(k)
1,000 984
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(k)
250 250
Secured Overnight Financing Rate + 1.65%
ING Groep NV
0.88%, 06/09/2032
(k)
EUR 100 108
Euribor Swap Rate 5 Year + 1.15%
1.40%, 07/01/2026
(j),(k)
$ 2,389 2,375
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
3.88%, 08/12/2029
(k)
EUR 100 117
3 Month Euro Interbank Offered Rate +
1.72%
4.02%, 03/28/2028
(k)
$ 200 198
Secured Overnight Financing Rate + 1.83%
4.75%, 05/23/2034
(k)
EUR 100 121
3 Month Euro Interbank Offered Rate +
1.90%
4.86%, 03/25/2029
(k)
$ 450 453
Secured Overnight Financing Rate + 1.01%
5.00%, 02/20/2035
(k)
EUR 100 119
Euribor Swap Rate 5 Year + 2.20%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV (continued)
5.75%, 11/16/2026
(h),(k),(n)
$ 2,600 $ 2,558
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 100 119
2.93%, 10/14/2030 EUR 100 109
4.00%, 09/23/2029
(j)
$ 200 193
5.13%, 08/29/2031 EUR 100 125
7.78%, 06/20/2054
(j),(k)
$ 1,612 1,733
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.90%
JPMorgan Chase & Co
0.60%, 02/17/2033
(k)
EUR 100 94
3 Month Euro Interbank Offered Rate +
0.65%
1.47%, 09/22/2027
(k)
$ 100 96
Secured Overnight Financing Rate + 0.77%
2.07%, 06/01/2029
(k)
4,974 4,640
Secured Overnight Financing Rate + 1.02%
2.52%, 04/22/2031
(k)
300 272
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(k)
3,349 2,314
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(k)
394 344
Secured Overnight Financing Rate + 1.18%
3.54%, 05/01/2028 645 634
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
3.65%, 06/01/2026
(h),(k)
6,400 6,201
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.78%, 02/01/2028
(k)
400 395
CME Term Secured Overnight Financing
Rate 3 Month + 1.60%
3.88%, 07/24/2038
(k)
200 173
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(k)
100 78
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.51%, 10/22/2028
(k)
664 666
Secured Overnight Financing Rate + 0.86%
4.85%, 02/01/2044 100 92
4.91%, 07/25/2033
(k)
359 357
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 91
5.01%, 01/23/2030
(k)
100 102
Secured Overnight Financing Rate + 1.31%
5.29%, 07/22/2035
(k)
100 100
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(k)
200 205
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(k)
100 101
Secured Overnight Financing Rate + 1.62%
5.53%, 11/29/2045
(k)
316 311
Secured Overnight Financing Rate + 1.55%
5.72%, 09/14/2033
(k)
50 52
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(k)
100 104
Secured Overnight Financing Rate + 1.49%
6.25%, 10/23/2034 1,821 1,955
Secured Overnight Financing Rate + 3.62%
6.88%, 06/01/2029
(h),(k)
800 824
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KBC Group NV
4.38%, 11/23/2027
(k)
EUR 100 $ 116
3 Month Euro Interbank Offered Rate +
1.70%
4.75%, 04/17/2035
(k)
100 118
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
KeyBank NA/Cleveland OH
3.40%, 05/20/2026 $ 1,046 1,031
4.90%, 08/08/2032 1,115 1,040
KeyCorp
2.25%, 04/06/2027 100 96
5.12%, 04/04/2031
(i),(k)
609 608
Secured Overnight Financing Rate + 1.23%
KeyCorp Capital III
7.75%, 07/15/2029 795 833
Lloyds Banking Group PLC
2.00%, 04/12/2028
(k)
GBP 100 126
Generic Britain 1 Year Government Bond +
1.18%
3.88%, 05/14/2032
(k)
EUR 100 115
Euribor Swap Rate 1 Year + 1.18%
4.75%, 09/21/2031
(k)
100 121
EUR Swap Annual (VS 6 Month) 1 Year +
1.60%
5.68%, 01/05/2035
(k)
$ 626 634
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.72%, 06/05/2030
(k)
593 613
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.87%, 03/06/2029
(k)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
6.75%, 09/27/2031
(h),(k),(n)
300 281
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
7.50%, 09/27/2025
(h),(k),(n)
300 299
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(h),(k),(n)
3,000 3,075
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(h),(k)
3,000 2,745
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.05%, 01/27/2034
(k)
100 96
Secured Overnight Financing Rate + 1.85%
Macquarie Group Ltd
3.76%, 11/28/2028
(j),(k)
100 98
3 Month USD LIBOR + 1.37%
5.49%, 11/09/2033
(j),(k)
100 101
Secured Overnight Financing Rate + 2.87%
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(k)
EUR 100 106
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
0.85%, 07/19/2029 200 208
1.54%, 07/20/2027
(k)
$ 200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
5.16%, 04/24/2031
(k)
451 459
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.43%, 04/17/2035
(k)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc
2.56%, 09/13/2031 $ 1,443 $ 1,241
3.98%, 05/21/2034 EUR 100 116
4.16%, 05/20/2028 100 118
5.67%, 05/27/2029
(k)
$ 200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(k)
1,559 1,614
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 02/07/2031
(k)
EUR 200 199
3 Month Euro Interbank Offered Rate +
0.72%
1.51%, 07/20/2027
(k)
$ 300 290
Secured Overnight Financing Rate + 0.86%
2.48%, 09/16/2036
(k)
886 739
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(k)
200 173
Secured Overnight Financing Rate + 1.20%
3.22%, 04/22/2042
(k)
1,111 818
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 2,057 2,013
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031 354 335
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 198
4.65%, 10/18/2030
(k)
294 293
Secured Overnight Financing Rate + 1.10%
5.17%, 01/16/2030
(k)
1,969 2,005
Secured Overnight Financing Rate + 1.45%
5.30%, 04/20/2037
(k)
1,050 1,026
Secured Overnight Financing Rate + 2.62%
5.32%, 07/19/2035 594 592
Secured Overnight Financing Rate + 3.11%
5.42%, 07/21/2034
(k)
100 101
Secured Overnight Financing Rate + 1.88%
5.52%, 11/19/2055
(k)
621 593
Secured Overnight Financing Rate + 1.71%
5.60%, 03/24/2051
(k)
200 194
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(k)
GBP 100 138
SONIA Interest Rate Benchmark + 2.25%
5.83%, 04/19/2035
(k)
$ 100 103
Secured Overnight Financing Rate + 1.58%
5.94%, 02/07/2039 1,351 1,360
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.63%, 11/01/2034
(k)
100 109
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 301
5.50%, 05/26/2028
(k)
460 469
Secured Overnight Financing Rate + 0.87%
National Australia Bank Ltd
1.70%, 09/15/2031
(k)
GBP 100 127
Generic Britain 5 Year Government Bond +
1.40%
2.13%, 05/24/2028 EUR 100 112
2.33%, 08/21/2030
(j)
$ 250 218
National Bank of Canada
5.43%, 08/16/2032
(k)
CAD 100 75
Canadian Overnight Repo Rate Average +
2.32%
National Bank of Uzbekistan
8.50%, 07/05/2029 $ 2,200 2,245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
1.64%, 06/14/2027
(k)
$ 709 $ 686
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.06%, 11/09/2028
(k)
GBP 100 124
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(k)
$ 2,320 2,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
4.77%, 02/16/2029
(k)
EUR 100 119
3 Month Euro Interbank Offered Rate +
1.83%
4.96%, 08/15/2030
(k)
$ 986 991
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
6.02%, 03/02/2034
(k)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
7.30%, 11/19/2034
(h),(k),(n)
400 385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.13%, 11/10/2033
(h),(k),(n)
500 516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
NatWest Markets PLC
4.79%, 03/21/2028
(j)
341 343
Nordea Bank Abp
2.88%, 08/24/2032 EUR 100 110
5.38%, 09/22/2027
(j)
$ 970 992
Northern Trust Corp
3.15%, 05/03/2029 100 96
Nykredit Realkredit AS
4.00%, 07/17/2028 EUR 100 117
OP Corporate Bank plc
0.38%, 06/16/2028 100 105
OTP Bank Nyrt
4.25%, 10/16/2030
(k)
100 114
3 Month Euro Interbank Offered Rate +
1.95%
PNC Financial Services Group Inc/The
2.60%, 07/23/2026 $ 200 196
4.63%, 06/06/2033
(k)
100 95
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(k)
100 99
Secured Overnight Financing Rate + 1.93%
5.49%, 05/14/2030
(k)
100 103
Secured Overnight Financing Rate + 1.20%
6.20%, 09/15/2027
(h),(i),(k)
500 500
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(h),(k)
1,800 1,771
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(k)
EUR 100 105
Euribor Swap Rate 5 Year + 1.60%
Regions Financial Corp
5.50%, 09/06/2035
(k)
$ 742 727
Secured Overnight Financing Rate + 2.06%
5.72%, 06/06/2030
(k)
708 724
Secured Overnight Financing Rate + 1.49%
5.75%, 06/15/2025
(h),(k)
1,000 996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,048 1,157

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada
1.40%, 11/02/2026 $ 200 $ 192
2.13%, 04/26/2029 EUR 100 111
2.14%, 11/03/2031
(k)
CAD 100 71
Canadian Dollar Offered Rate 3 Month +
0.61%
2.94%, 05/03/2032
(k)
150 108
Canadian Dollar Offered Rate 3 Month +
0.76%
4.72%, 03/27/2028
(i),(k)
$ 1,204 1,211
Secured Overnight Financing Rate + 0.81%
5.15%, 02/01/2034 200 203
6.35%, 11/24/2084
(k)
2,600 2,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
Santander Holdings USA Inc
3.24%, 10/05/2026 100 98
6.57%, 06/12/2029
(k)
100 104
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(k)
200 208
Secured Overnight Financing Rate + 2.60%
Skandinaviska Enskilda Banken AB
3.75%, 02/07/2028 EUR 125 146
Societe Generale SA
0.50%, 06/12/2029
(k)
100 105
3 Month Euro Interbank Offered Rate +
0.95%
2.63%, 05/30/2029 100 113
3.63%, 03/01/2041
(j)
$ 200 139
3.75%, 05/17/2035
(k)
EUR 100 111
Euribor Swap Rate 5 Year + 1.65%
8.50%, 03/25/2034
(h),(j),(k),(n)
$ 600 605
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(h),(j),(k),(n)
200 215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
3.27%, 02/18/2036
(j),(k)
200 177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.75%, 01/14/2031
(h),(i),(k),(n)
1,575 1,361
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(k)
EUR 100 121
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
7.63%, 01/16/2032
(h),(j),(k),(n)
$ 2,000 1,967
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Corp
4.14%, 12/03/2029
(k)
200 198
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 101
6.70%, 03/15/2029
(h),(k)
500 502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(h),(k)
2,800 2,812
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Sumitomo Mitsui Financial Group Inc
5.81%, 09/14/2033
(i)
200 210
5.84%, 07/09/2044 443 442
5.88%, 07/13/2026 200 204
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc (continued)
6.18%, 07/13/2043 $ 100 $ 106
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(i),(j)
200 195
4.45%, 09/10/2027
(j)
763 766
Svenska Handelsbanken AB
0.13%, 11/03/2026 EUR 200 220
Swedbank AB
0.20%, 01/12/2028 200 211
1.54%, 11/16/2026
(j)
$ 1,805 1,733
7.75%, 03/17/2030
(h),(k),(n)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
511 486
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 200 194
2.00%, 09/10/2031 100 86
2.55%, 08/03/2027 EUR 100 113
4.42%, 10/31/2035
(k)
CAD 100 73
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
4.48%, 01/18/2028 200 150
4.68%, 01/08/2029 200 151
8.13%, 10/31/2082
(k)
$ 1,300 1,344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
3.88%, 03/19/2029 100 97
5.10%, 03/01/2030
(h),(k)
500 479
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.71%, 01/24/2035
(k)
100 102
Secured Overnight Financing Rate + 1.92%
6.67%, 09/01/2025
(h),(k)
4,500 4,420
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
UBS AG/Stamford CT
1.25%, 08/07/2026 300 289
7.50%, 02/15/2028 873 945
UBS Group AG
0.88%, 11/03/2031 EUR 200 195
1.49%, 08/10/2027
(j),(k)
$ 985 946
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
3.87%, 01/12/2029
(j),(k)
400 392
3 Month USD LIBOR + 1.41%
4.38%, 02/10/2031
(h),(i),(j),(k),(n)
1,200 1,028
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.63%, 03/17/2028
(k)
EUR 200 234
Euribor Swap Rate 1 Year + 1.15%
4.88%, 05/15/2045 $ 250 220
5.43%, 02/08/2030
(j),(k)
958 981
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
6.88%, 08/07/2025
(h),(k),(n)
1,350 1,350
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
9.02%, 11/15/2033
(j),(k)
330 403
Secured Overnight Financing Rate + 5.02%
UniCredit SpA
0.85%, 01/19/2031 EUR 100 99
United Overseas Bank Ltd/Sydney
4.64%, 03/16/2026 AUD 200 129

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
1.38%, 07/22/2030 $ 100 $ 85
2.49%, 11/03/2036
(k)
2,959 2,448
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 100 93
3.70%, 01/15/2027
(h),(k)
7,000 6,539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.84%, 06/12/2034
(k)
200 206
Secured Overnight Financing Rate + 2.26%
Wells Fargo & Co
1.00%, 02/02/2027 EUR 200 220
2.50%, 05/02/2029 GBP 100 122
2.57%, 02/11/2031
(k)
$ 614 556
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(k)
413 383
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041 1,484 1,092
Secured Overnight Financing Rate + 5.06%
3.53%, 03/24/2028
(k)
100 98
Secured Overnight Financing Rate + 1.51%
3.90%, 05/01/2045 100 78
3.90%, 03/15/2026
(h),(k)
4,000 3,929
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.15%, 01/24/2029 200 198
4.48%, 04/04/2031
(k)
200 197
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(k)
100 83
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 275 228
5.39%, 04/24/2034
(k)
685 688
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(k)
282 284
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(k)
100 101
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(k)
200 206
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 649 612
5.71%, 04/22/2028
(k)
2,861 2,924
Secured Overnight Financing Rate + 1.07%
Wells Fargo Bank NA
6.60%, 01/15/2038 250 273
Westpac Banking Corp
2.96%, 11/16/2040 50 36
3.02%, 11/18/2036
(k)
100 86
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
5.46%, 11/18/2027
(i)
200 207
Westpac Securities NZ Ltd/London
0.43%, 12/14/2026 EUR 150 164
Zions Bancorp NA
3.25%, 10/29/2029 $ 2,884 2,583
6.82%, 11/19/2035
(k)
1,042 1,028
Secured Overnight Financing Rate + 2.83%
$ 288,008
Beverages - 0.26%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 100 97
4.90%, 02/01/2046 1,373 1,252
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev SA/NV
2.75%, 03/17/2036 EUR 100 $ 106
2.88%, 04/02/2032 100 111
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 80 71
5.00%, 06/15/2034 100 101
5.45%, 01/23/2039 100 101
5.55%, 01/23/2049 25 25
5.80%, 01/23/2059 100 101
Bacardi Ltd
5.15%, 05/15/2038 100 90
CCEP Finance Ireland DAC
1.50%, 05/06/2041 EUR 100 81
Coca-Cola Co/The
0.95%, 05/06/2036 100 87
1.50%, 03/05/2028 $ 200 188
1.65%, 06/01/2030 200 177
2.50%, 03/15/2051 100 59
5.20%, 01/14/2055 50 48
Constellation Brands Inc
4.35%, 05/09/2027 399 398
4.90%, 05/01/2033
(i)
50 49
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 109
2.75%, 06/08/2038 GBP 100 100
Heineken NV
1.50%, 10/03/2029 EUR 100 108
1.75%, 03/17/2031 100 106
JDE Peet's NV
0.63%, 02/09/2028 100 107
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 73
Molson Coors Beverage Co
3.00%, 07/15/2026 200 197
PepsiCo Inc
3.00%, 10/15/2027 250 244
3.38%, 07/29/2049 200 143
3.60%, 02/18/2028 494 491
3.90%, 07/18/2032 529 508
4.00%, 03/05/2042 257 214
4.45%, 02/07/2028 718 727
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 107
$ 6,376
Biotechnology - 0.32%
Amgen Inc
3.15%, 02/21/2040 $ 1,548 1,172
4.05%, 08/18/2029 200 197
4.40%, 05/01/2045 244 204
4.40%, 02/22/2062 50 38
4.66%, 06/15/2051 200 168
5.15%, 03/02/2028 647 661
5.25%, 03/02/2030 282 290
5.25%, 03/02/2033 200 202
5.60%, 03/02/2043 50 49
5.65%, 03/02/2053 939 901
5.75%, 03/02/2063 487 463
Biogen Inc
3.15%, 05/01/2050 100 61
CSL Finance PLC
4.63%, 04/27/2042
(j)
100 88
Gilead Sciences Inc
4.15%, 03/01/2047 200 162
4.80%, 11/15/2029 717 729
5.10%, 06/15/2035 476 478
5.25%, 10/15/2033 100 102

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Royalty Pharma PLC
2.15%, 09/02/2031 $ 1,182 $ 995
3.35%, 09/02/2051 100 62
5.15%, 09/02/2029 404 408
5.90%, 09/02/2054 498 469
$ 7,899
Building Materials - 0.78%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(j)
1,880 1,937
Carrier Global Corp
3.38%, 04/05/2040 976 762
3.58%, 04/05/2050 100 72
4.13%, 05/29/2028 EUR 100 118
Cie de Saint-Gobain SA
2.38%, 10/04/2027 100 113
3.50%, 01/18/2029 100 116
CRH SMW Finance DAC
4.25%, 07/11/2035 100 118
5.13%, 01/09/2030 $ 200 204
5.20%, 05/21/2029 1,692 1,729
Holcim Finance Luxembourg SA
0.50%, 11/29/2026 EUR 175 193
Holcim Finance US LLC
4.95%, 04/07/2030
(j)
$ 442 447
Johnson Controls International plc
4.25%, 05/23/2035 EUR 100 118
Lennox International Inc
5.50%, 09/15/2028 $ 946 971
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 1,800 1,764
Martin Marietta Materials Inc
2.40%, 07/15/2031 630 547
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(j)
5,850 5,324
Owens Corning
3.95%, 08/15/2029 100 97
5.50%, 06/15/2027 396 404
Quikrete Holdings Inc
6.75%, 03/01/2033
(j)
1,425 1,430
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(j)
2,125 2,076
Trane Technologies Financing Ltd
3.80%, 03/21/2029 50 49
Vulcan Materials Co
3.50%, 06/01/2030 100 95
5.70%, 12/01/2054 510 487
$ 19,171
Chemicals - 0.59%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 98
Akzo Nobel NV
2.00%, 03/28/2032 100 103
Albemarle Corp
5.05%, 06/01/2032
(i)
$ 100 92
BASF SE
4.50%, 03/08/2035 EUR 100 121
CF Industries Inc
5.38%, 03/15/2044 $ 1,167 1,048
Dow Chemical Co/The
4.80%, 05/15/2049 100 79
DuPont de Nemours Inc
5.32%, 11/15/2038 30 31
Eastman Chemical Co
5.75%, 03/08/2033 758 775
Ecolab Inc
2.70%, 12/15/2051 1,038 624
3.95%, 12/01/2047 100 79
5.25%, 01/15/2028 609 629
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
FMC Corp
5.15%, 05/18/2026 $ 150 $ 150
International Flavors & Fragrances Inc
4.38%, 06/01/2047 75 57
LANXESS AG
0.63%, 12/01/2029 EUR 100 99
Linde PLC
0.38%, 09/30/2033 100 91
1.00%, 03/31/2027 100 110
LYB International Finance BV
4.88%, 03/15/2044 $ 50 41
Nutrien Ltd
2.95%, 05/13/2030 250 231
5.20%, 06/21/2027 428 435
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(i)
200 163
RPM International Inc
2.95%, 01/15/2032 244 212
Sasol Financing USA LLC
8.75%, 05/03/2029
(j)
375 355
SCIH Salt Holdings Inc
6.63%, 05/01/2029
(j)
7,910 7,683
Sherwin-Williams Co/The
2.20%, 03/15/2032 100 84
4.80%, 09/01/2031 393 393
Westlake Corp
2.88%, 08/15/2041 100 66
3.38%, 08/15/2061 947 552
Yara International ASA
4.75%, 06/01/2028
(j)
100 100
$ 14,501
Coal - 0.18%
SunCoke Energy Inc
4.88%, 06/30/2029
(j)
4,850 4,456
Commercial Mortgage Backed Securities - 1.24%
Bayview Commercial Asset Trust 2005-3
4.92%, 11/25/2035
(j)
502 474
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.59%
5.04%, 11/25/2035
(j)
386 366
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Bayview Commercial Asset Trust 2006-2
4.79%, 07/25/2036
(j)
367 349
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2006-3
4.82%, 10/25/2036
(j)
122 116
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.49%
Bayview Commercial Asset Trust 2006-4
4.79%, 12/25/2036
(j)
607 576
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2007-4
5.12%, 09/25/2037
(j)
597 552
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.79%
Bayview Commercial Asset Trust 2008-2
8.19%, 04/25/2038
(j)
534 522
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.61%
BBCMS 2018-TALL Mortgage Trust
5.24%, 03/15/2037
(j)
1,470 1,384
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
Benchmark 2019-B15 Mortgage Trust
2.93%, 12/15/2072 390 358

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B9 Mortgage Trust
4.02%, 03/15/2052 $ 3,460 $ 3,358
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053 658 565
Benchmark 2021-B27 Mortgage Trust
2.39%, 07/15/2054 464 398
Benchmark 2022-B32 Mortgage Trust
3.00%, 01/15/2055
(l)
426 371
Benchmark 2022-B33 Mortgage Trust
3.46%, 03/15/2055 405 367
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055
(l)
2,641 2,416
BX Commercial Mortgage Trust 2020-VIV2
3.66%, 03/09/2044
(j),(l)
200 180
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044
(j)
1,500 1,359
BX Trust 2019-OC11
4.08%, 12/09/2041
(j),(l)
1,750 1,623
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 2,107 2,060
COMM 2024-277P Mortgage Trust
6.34%, 08/10/2044
(j)
1,484 1,554
FRESB 2019-SB63 Mortgage Trust
1.43%, 04/25/2039
(l),(p)
9,914 376
FRESB 2020-SB76 Mortgage Trust
0.87%, 05/25/2030
(l),(p)
6,034 218
FRESB 2020-SB77 Mortgage Trust
0.98%, 06/25/2040
(l),(p)
18,523 592
Grace Trust 2020-GRCE
2.35%, 12/10/2040
(j)
1,072 935
Harvest Commercial Capital Loan Trust 2019-1
4.64%, 09/25/2046
(j),(l)
2,000 1,874
Harvest Commercial Capital Loan Trust 2020-1
5.96%, 04/25/2052
(j),(l)
270 268
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056 1,963 2,034
Houston Galleria Mall Trust 2025-HGLR
5.64%, 02/05/2045
(j),(l)
1,084 1,103
Hudson Yards 2025-SPRL Mortgage Trust
5.65%, 01/13/2040
(j),(l)
380 391
J.P. Morgan Chase Commercial Mortgage Securities
Trust 2024-OMNI
5.99%, 10/05/2039
(j),(l)
1,007 1,022
MKT 2020-525M Mortgage Trust
2.69%, 02/12/2040
(j)
1,400 1,229
ROCK Trust 2024-CNTR
5.39%, 11/13/2041
(j)
225 229
Wells Fargo Commercial Mortgage Trust 2019-C51
3.31%, 06/15/2052 540 505
WFRBS Commercial Mortgage Trust 2014-C21
4.23%, 08/15/2047
(l)
737 702
$ 30,426
Commercial Services - 2.38%
Abertis Infraestructuras SA
4.13%, 01/31/2028 EUR 100 117
Adani International Container Terminal Pvt Ltd
3.00%, 02/16/2031 $ 2,680 2,285
AMN Healthcare Inc
4.63%, 10/01/2027
(j)
2,325 2,228
APRR SA
1.25%, 01/18/2028 EUR 100 110
Arval Service Lease SA/France
4.00%, 09/22/2026 100 115
Ashtead Capital Inc
4.25%, 11/01/2029
(j)
$ 200 193
ASTM SpA
1.00%, 11/25/2026 EUR 200 222
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 EUR 100 $ 111
2.75%, 09/02/2032 100 110
Autostrade per l'Italia SpA
5.13%, 06/14/2033 100 121
Block Financial LLC
3.88%, 08/15/2030 $ 100 94
Boost Newco Borrower LLC
7.50%, 01/15/2031
(j)
1,860 1,963
Champions Financing Inc
8.75%, 02/15/2029
(i),(j)
2,750 2,421
Duke University
2.76%, 10/01/2050 100 63
Edenred SE
3.63%, 12/13/2026 EUR 100 115
EquipmentShare.com Inc
8.00%, 03/15/2033
(j)
$ 2,075 2,048
8.63%, 05/15/2032
(j)
2,725 2,782
ERAC USA Finance LLC
4.90%, 05/01/2033
(j)
100 99
Ford Foundation/The
2.82%, 06/01/2070 1,090 603
Global Payments Inc
2.90%, 11/15/2031 100 87
GXO Logistics Inc
6.25%, 05/06/2029 569 579
Holding d'Infrastructures de Transport SASU
1.63%, 09/18/2029 EUR 100 106
Massachusetts Institute of Technology
3.07%, 04/01/2052 $ 100 67
Mavis Tire Express Services Topco Corp
6.50%, 05/15/2029
(j)
1,375 1,268
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 650 667
Moody's Corp
2.75%, 08/19/2041 100 69
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 112
3.63%, 07/24/2029 EUR 100 116
PayPal Holdings Inc
5.05%, 06/01/2052 $ 100 89
President and Fellows of Harvard College
3.75%, 11/15/2052 100 76
PROG Holdings Inc
6.00%, 11/15/2029
(j)
5,000 4,608
Quanta Services Inc
2.35%, 01/15/2032 697 586
2.90%, 10/01/2030 652 590
3.05%, 10/01/2041 603 418
5.25%, 08/09/2034 823 812
RELX Finance BV
0.50%, 03/10/2028 EUR 100 107
Rentokil Initial Finance BV
3.88%, 06/27/2027 100 116
Rentokil Terminix Funding LLC
5.63%, 04/28/2035
(j)
$ 622 624
S&P Global Inc
2.70%, 03/01/2029 737 696
3.70%, 03/01/2052 100 75
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(j)
1,050 1,065
Sotheby's
7.38%, 10/15/2027
(j)
7,150 6,711
Teranet Holdings LP
3.72%, 02/23/2029 CAD 100 72
Thomas Jefferson University
3.85%, 11/01/2057 $ 50 35

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 $ 113
4.56%, 11/14/2028 CAD 100 74
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 57
Triton Container International Ltd
2.05%, 04/15/2026
(j)
$ 1,077 1,046
3.15%, 06/15/2031
(j)
933 803
Triton Container International Ltd / TAL
International Container Corp
3.25%, 03/15/2032 697 581
University of Miami
4.06%, 04/01/2052 50 39
University of Southern California
4.98%, 10/01/2053 50 46
Upbound Group Inc
6.38%, 02/15/2029
(j)
4,775 4,505
VT Topco Inc
8.50%, 08/15/2030
(j)
5,495 5,750
Wand NewCo 3 Inc
7.63%, 01/30/2032
(j)
6,545 6,742
WEX Inc
6.50%, 03/15/2033
(j)
3,125 3,039
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 102
$ 58,448
Computers - 0.71%
Accenture Capital Inc
4.50%, 10/04/2034 $ 488 470
Apple Inc
1.38%, 05/24/2029 EUR 100 109
1.40%, 08/05/2028 $ 1,632 1,509
1.65%, 02/08/2031 100 87
2.65%, 05/11/2050 1,189 741
2.70%, 08/05/2051 435 270
2.85%, 08/05/2061 200 120
3.35%, 08/08/2032
(i)
200 189
3.95%, 08/08/2052 100 79
4.15%, 05/10/2030 100 101
4.38%, 05/13/2045 399 351
4.45%, 05/06/2044 100 91
ASGN Inc
4.63%, 05/15/2028
(j)
2,575 2,450
Booz Allen Hamilton Inc
5.95%, 08/04/2033 100 101
5.95%, 04/15/2035 515 512
Capgemini SE
2.00%, 04/15/2029 EUR 100 110
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 1,067 765
4.35%, 02/01/2030 1,199 1,178
4.75%, 04/01/2028 1,046 1,054
5.25%, 02/01/2028 100 102
5.75%, 02/01/2033 150 155
8.10%, 07/15/2036 892 1,051
Hewlett Packard Enterprise Co
4.45%, 09/25/2026 426 426
5.25%, 07/01/2028 100 102
5.60%, 10/15/2054 50 46
HP Inc
5.50%, 01/15/2033 100 100
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 103
2.20%, 02/09/2027
(i)
$ 200 193
3.38%, 02/06/2027 EUR 100 115
4.00%, 02/06/2043 100 111
4.65%, 02/10/2028 $ 2,215 2,241
5.10%, 02/06/2053 100 90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
International Business Machines Corp (continued)
5.20%, 02/10/2035 $ 100 $ 100
Kyndryl Holdings Inc
3.15%, 10/15/2031 626 549
4.10%, 10/15/2041 50 38
Leidos Inc
4.38%, 05/15/2030 829 805
5.50%, 03/15/2035 738 735
Teleperformance SE
4.25%, 01/21/2030 EUR 100 116
Western Digital Corp
2.85%, 02/01/2029 $ 100 91
$ 17,556
Consumer Products - 0.01%
Kimberly-Clark Corp
2.00%, 11/02/2031 100 87
Reckitt Benckiser Treasury Services PLC
3.63%, 09/14/2028 EUR 100 117
$ 204
Cosmetics & Personal Care - 0.10%
Estee Lauder Cos Inc/The
5.15%, 05/15/2053
(i)
$ 100 91
Haleon Netherlands Capital BV
2.13%, 03/29/2034 EUR 100 102
Haleon US Capital LLC
3.63%, 03/24/2032 $ 1,310 1,216
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(g)
15,607 —
Kenvue Inc
5.10%, 03/22/2043 100 96
Procter & Gamble Co/The
3.25%, 08/02/2026 EUR 100 114
4.05%, 01/26/2033 $ 200 196
Unilever Capital Corp
2.13%, 09/06/2029 535 493
5.00%, 12/08/2033 100 102
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 100 106
$ 2,516
Credit Card Asset Backed Securities - 0.83%
American Express Credit Account Master Trust
3.39%, 05/15/2027 $ 1,900 1,899
3.75%, 08/15/2027 1,535 1,531
4.65%, 07/15/2029 1,305 1,323
BA Credit Card Trust
3.53%, 11/15/2027 2,000 1,997
5.00%, 04/15/2028 1,850 1,855
Capital One Multi-Asset Execution Trust
3.49%, 05/15/2027 1,886 1,885
Citibank Credit Card Issuance Trust
5.23%, 12/08/2027 1,250 1,255
Discover Card Execution Note Trust
3.32%, 05/15/2027 2,060 2,059
3.56%, 07/15/2027 2,000 1,995
4.31%, 03/15/2028 2,405 2,404
5.03%, 10/15/2027 2,165 2,170
$ 20,373
Distribution & Wholesale - 0.10%
RB Global Holdings Inc
7.75%, 03/15/2031
(j)
925 970
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(j)
825 818
7.00%, 10/28/2029 700 694
$ 2,482

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 3.43%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/30/2032 $ 150 $ 133
3.85%, 10/29/2041 150 116
Air Lease Corp
5.30%, 02/01/2028 150 153
5.85%, 12/15/2027 200 206
Ally Financial Inc
6.18%, 07/26/2035
(k)
100 99
Secured Overnight Financing Rate + 2.29%
6.70%, 02/14/2033
(i)
2,200 2,185
American Express Co
3.13%, 05/20/2026 100 99
3.55%, 09/15/2026
(h),(k)
7,500 7,176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.09%, 01/30/2031 705 718
Secured Overnight Financing Rate + 2.04%
5.10%, 02/16/2028
(k)
1,844 1,867
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(k)
150 154
Secured Overnight Financing Rate + 1.28%
5.67%, 04/25/2036
(k)
629 646
Secured Overnight Financing Rate + 1.79%
Apollo Global Management Inc
6.00%, 12/15/2054
(k)
50 47
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Aviation Capital Group LLC
6.25%, 04/15/2028
(j)
100 103
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(j)
200 188
Azorra Finance Ltd
7.75%, 04/15/2030
(j)
3,975 3,944
Blue Owl Finance LLC
3.13%, 06/10/2031 100 87
Bread Financial Holdings Inc
8.38%, 06/15/2035
(j),(k)
1,700 1,590
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
9.75%, 03/15/2029
(j)
4,925 5,181
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(j)
5,675 5,979
Caja de Compensacion de Asignacion Familiar de
Los Andes
7.00%, 07/30/2029
(i),(j)
3,175 3,280
Cantor Fitzgerald LP
4.50%, 04/14/2027
(j)
100 99
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 106
3.80%, 01/31/2028 $ 100 98
3.95%, 09/01/2026
(h),(i),(k)
500 475
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.93%, 05/10/2028
(k)
150 151
Secured Overnight Financing Rate + 2.06%
5.88%, 07/26/2035
(k)
100 101
Secured Overnight Financing Rate + 1.99%
Charles Schwab Corp/The
1.15%, 05/13/2026 100 97
3.30%, 04/01/2027 100 98
4.00%, 06/01/2026
(h),(k)
5,000 4,842
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.64%, 05/19/2029
(k)
100 104
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(k)
100 106
Secured Overnight Financing Rate + 2.01%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
CI Financial Corp
3.20%, 12/17/2030 $ 100 $ 87
CME Group Inc
5.30%, 09/15/2043 100 99
Credit Acceptance Corp
9.25%, 12/15/2028
(j)
4,475 4,729
Discover Financial Services
4.10%, 02/09/2027 200 198
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Finance Corp
3.88%, 02/15/2026
(j)
800 785
EZCORP Inc
7.38%, 04/01/2032
(j)
1,020 1,068
Focus Financial Partners LLC
6.75%, 09/15/2031
(j)
2,890 2,907
Ford Credit Canada Co/Canada
2.96%, 09/16/2026 CAD 100 71
goeasy Ltd
6.88%, 05/15/2030
(j)
$ 1,650 1,609
Intercontinental Exchange Inc
1.85%, 09/15/2032 100 82
3.00%, 09/15/2060 100 60
4.95%, 06/15/2052 816 732
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 84
Lazard Group LLC
4.38%, 03/11/2029 100 98
Lseg Netherlands BV
0.25%, 04/06/2028 EUR 100 106
Mastercard Inc
1.90%, 03/15/2031 $ 200 176
4.35%, 01/15/2032 877 868
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 92
5.35%, 06/28/2028 $ 100 103
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(j)
1,425 1,416
6.50%, 08/01/2029
(j)
2,600 2,643
7.13%, 02/01/2032
(j)
1,000 1,037
Nomura Holdings Inc
3.00%, 01/22/2032 200 174
OneMain Finance Corp
4.00%, 09/15/2030 1,600 1,419
7.13%, 11/15/2031 1,425 1,431
7.50%, 05/15/2031 1,925 1,952
7.88%, 03/15/2030 2,500 2,583
ORIX Corp
5.20%, 09/13/2032
(i)
50 51
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(j)
4,950 4,933
Raymond James Financial Inc
4.65%, 04/01/2030 200 202
Rfna LP
7.88%, 02/15/2030
(j)
3,475 3,418
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(j)
3,475 3,141
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 67
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 1,800 1,776
StoneX Group Inc
7.88%, 03/01/2031
(j)
1,850 1,926

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Synchrony Financial
2.88%, 10/28/2031 $ 100 $ 85
5.15%, 03/19/2029 1,174 1,161
5.45%, 03/06/2031
(k)
378 377
Secured Overnight Financing Rate + 1.68%
Visa Inc
2.05%, 04/15/2030 100 91
3.65%, 09/15/2047 100 77
Voya Financial Inc
5.00%, 09/20/2034 341 326
$ 84,468
Electric - 2.43%
AEP Transmission Co LLC
4.50%, 06/15/2052 357 295
AES Corp/The
2.45%, 01/15/2031 462 395
5.45%, 06/01/2028 629 639
Alabama Power Co
3.00%, 03/15/2052 150 95
Algonquin Power & Utilities Corp
5.37%, 06/15/2026
(l)
316 318
AltaLink LP
4.87%, 11/15/2040 CAD 100 74
Ameren Corp
5.70%, 12/01/2026 $ 378 385
Ameren Illinois Co
3.85%, 09/01/2032 100 93
American Electric Power Co Inc
6.95%, 12/15/2054
(k)
600 604
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(k)
800 807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Amprion GmbH
4.13%, 09/07/2034 EUR 100 118
Appalachian Power Co
4.50%, 03/01/2049 $ 100 79
7.00%, 04/01/2038 100 111
Arizona Public Service Co
4.50%, 04/01/2042 100 84
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 100 61
AusNet Services Holdings Pty Ltd
2.60%, 07/31/2029 100 59
Avangrid Inc
3.80%, 06/01/2029 $ 100 97
Baltimore Gas and Electric Co
5.40%, 06/01/2053 100 93
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 80
Brookfield Renewable Partners ULC
5.88%, 11/09/2032 100 80
Bruce Power LP
4.70%, 12/21/2027 100 75
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/2035 $ 100 99
5.20%, 10/01/2028 150 155
CenterPoint Energy Inc
2.65%, 06/01/2031 100 88
6.85%, 02/15/2055
(k)
50 50
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CMS Energy Corp
3.75%, 12/01/2050
(k)
$ 502 $ 434
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(k)
828 775
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Cometa Energia SA de CV
6.38%, 04/24/2035 2,122 2,117
Comision Federal de Electricidad
5.00%, 09/29/2036 1,394 1,224
Commonwealth Edison Co
3.80%, 10/01/2042 100 79
Connecticut Light and Power Co/The
4.95%, 08/15/2034 100 99
Consolidated Edison Co of New York Inc
4.13%, 05/15/2049 703 546
4.45%, 03/15/2044 365 310
4.50%, 12/01/2045 528 447
4.50%, 05/15/2058 100 79
4.63%, 12/01/2054 100 82
Constellation Energy Generation LLC
5.80%, 03/01/2033 100 104
Consumers Energy Co
3.60%, 08/15/2032 100 92
4.90%, 02/15/2029 100 102
Dominion Energy Inc
3.38%, 04/01/2030 100 94
4.85%, 08/15/2052 100 83
6.63%, 05/15/2055 1,050 1,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
DTE Electric Co
3.95%, 03/01/2049 1,050 814
4.05%, 05/15/2048 100 80
DTE Energy Co
4.88%, 06/01/2028 895 904
Duke Energy Carolinas LLC
3.55%, 03/15/2052 402 281
5.25%, 03/15/2035 100 101
5.40%, 01/15/2054 247 235
Duke Energy Corp
3.10%, 06/15/2028 EUR 100 114
3.75%, 09/01/2046 $ 50 36
5.00%, 12/08/2027 200 203
5.80%, 06/15/2054 521 499
6.45%, 09/01/2054
(k)
50 50
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Duke Energy Florida LLC
5.95%, 11/15/2052 342 346
Duke Energy Indiana LLC
3.25%, 10/01/2049 100 66
5.40%, 04/01/2053 100 93
Duke Energy Ohio Inc
5.55%, 03/15/2054 50 48
5.65%, 04/01/2053 260 250
Duke Energy Progress LLC
2.50%, 08/15/2050 100 57
4.00%, 04/01/2052 545 411
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(j)
100 88
E.ON International Finance BV
1.63%, 05/30/2026 EUR 100 112
5.88%, 10/30/2037 GBP 100 134
E.ON SE
3.50%, 10/26/2037 EUR 100 111

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 100 $ 96
Edison International
5.25%, 11/15/2028 $ 100 99
EDP Finance BV
3.88%, 03/11/2030 EUR 100 118
Emera US Finance LP
2.64%, 06/15/2031 $ 100 87
4.75%, 06/15/2046 784 632
Enel Americas SA
4.00%, 10/25/2026 100 99
Enel Finance International NV
3.50%, 04/06/2028
(j)
347 337
4.50%, 02/20/2043 EUR 100 115
4.75%, 05/25/2047
(j)
$ 283 233
5.13%, 06/26/2029
(j)
475 482
Enel SpA
4.25%, 01/14/2030
(h),(k)
EUR 100 113
Euribor Swap Rate 5 Year + 2.01%
Energo-Pro AS
8.50%, 02/04/2027 $ 325 326
8.50%, 02/04/2027
(j)
1,300 1,305
Engie SA
2.13%, 03/30/2032 EUR 200 210
4.25%, 01/11/2043 100 113
5.25%, 04/10/2029
(j)
$ 498 509
5.88%, 04/10/2054
(j)
562 544
Entergy Arkansas LLC
4.20%, 04/01/2049 100 79
Entergy Louisiana LLC
2.35%, 06/15/2032 100 85
Entergy Mississippi LLC
3.85%, 06/01/2049 415 303
5.80%, 04/15/2055 212 207
Entergy Texas Inc
4.50%, 03/30/2039 1,550 1,385
5.25%, 04/15/2035 359 359
5.55%, 09/15/2054 50 47
EPH Financing International AS
5.88%, 11/30/2029 EUR 1,900 2,270
Eurogrid GmbH
0.74%, 04/21/2033 100 93
Evergy Kansas Central Inc
4.70%, 03/13/2028 $ 236 239
Evergy Metro Inc
4.20%, 06/15/2047 100 79
Eversource Energy
3.45%, 01/15/2050 100 68
Exelon Corp
3.40%, 04/15/2026 100 99
4.10%, 03/15/2052 100 75
FirstEnergy Corp
2.65%, 03/01/2030 100 91
3.40%, 03/01/2050 100 66
4.85%, 07/15/2047 660 549
FirstEnergy Pennsylvania Electric Co
5.20%, 04/01/2028
(j)
1,039 1,059
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(j)
1,298 1,086
Florida Power & Light Co
3.99%, 03/01/2049 100 78
4.05%, 10/01/2044 100 82
5.15%, 06/15/2029 878 909
5.30%, 06/15/2034 150 154
5.70%, 03/15/2055 50 50
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 69
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Georgia Power Co
3.25%, 03/15/2051 $ 1,070 $ 710
Hydro One Inc
3.63%, 06/25/2049 CAD 100 62
4.25%, 01/04/2035 100 74
Iberdrola Finanzas SA
1.62%, 11/29/2029 EUR 100 109
4.88%, 04/25/2028
(h),(k)
100 117
EUR Swap Annual (VS 6 Month) 5 Year +
2.26%
Indianapolis Power & Light Co
5.70%, 04/01/2054
(j)
$ 50 49
Interstate Power and Light Co
3.50%, 09/30/2049 714 494
ITC Holdings Corp
3.35%, 11/15/2027 100 97
Kentucky Power Co
7.00%, 11/15/2033
(j)
1,243 1,330
Kentucky Utilities Co
5.13%, 11/01/2040 100 95
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(j)
462 399
Lightning Power LLC
7.25%, 08/15/2032
(j)
1,875 1,943
MidAmerican Energy Co
5.30%, 02/01/2055 50 47
5.35%, 01/15/2034 50 51
5.85%, 09/15/2054 50 51
Narragansett Electric Co/The
5.35%, 05/01/2034
(j)
606 610
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 136
National Grid PLC
0.25%, 09/01/2028 EUR 100 105
0.55%, 09/18/2029 100 102
National Rural Utilities Cooperative Finance Corp
4.12%, 09/16/2027 $ 983 984
4.75%, 02/07/2028 673 684
Naturgy Finance Iberia SA
1.50%, 01/29/2028 EUR 100 110
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 60
Nevada Power Co
3.13%, 08/01/2050 $ 100 64
New England Power Co
3.80%, 12/05/2047
(j)
100 74
New York State Electric & Gas Corp
5.85%, 08/15/2033
(j)
591 614
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 200 192
5.30%, 03/15/2032 941 960
5.65%, 05/01/2079
(k)
100 97
3 Month USD LIBOR + 3.16%
5.90%, 03/15/2055 775 755
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(j)
50 47
Northern Powergrid Northeast PLC
1.88%, 06/16/2062 GBP 100 52
Northern States Power Co/MN
2.60%, 06/01/2051 $ 100 59
NRG Energy Inc
7.00%, 03/15/2033
(j)
50 54
Oglethorpe Power Corp
3.75%, 08/01/2050 100 70
Oklahoma Gas and Electric Co
3.25%, 04/01/2030 100 94

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 $ 100 $ 71
4.15%, 06/01/2032 573 548
5.75%, 03/15/2029 200 209
Pacific Gas and Electric Co
3.30%, 03/15/2027 150 146
3.30%, 08/01/2040 150 108
3.95%, 12/01/2047 304 213
4.30%, 03/15/2045 1,200 908
6.10%, 01/15/2029 75 78
6.75%, 01/15/2053 100 101
PacifiCorp
4.10%, 02/01/2042 100 79
PECO Energy Co
3.15%, 10/15/2025 50 50
PPL Capital Funding Inc
5.25%, 09/01/2034 312 312
Public Service Co of Colorado
1.90%, 01/15/2031 100 86
2.70%, 01/15/2051 1,816 1,049
3.70%, 06/15/2028 681 671
4.10%, 06/15/2048 888 679
Public Service Co of Oklahoma
2.20%, 08/15/2031 804 685
Public Service Electric and Gas Co
4.85%, 08/01/2034 100 99
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 87
Puget Energy Inc
4.10%, 06/15/2030 100 95
Puget Sound Energy Inc
5.69%, 06/15/2054 502 486
Red Electrica Financiaciones SA
1.25%, 03/13/2027 EUR 100 111
RWE AG
2.75%, 05/24/2030 100 113
RWE Finance US LLC
6.25%, 04/16/2054
(j)
$ 1,126 1,090
Saavi Energia Sarl
8.88%, 02/10/2035
(j)
2,175 2,186
San Diego Gas & Electric Co
4.95%, 08/15/2028 100 102
Sempra
4.13%, 04/01/2052
(k)
75 69
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
6.55%, 04/01/2055
(k)
50 46
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
3.60%, 02/01/2045 100 68
5.95%, 11/01/2032 200 204
Southern Co/The
3.75%, 09/15/2051
(k)
2,000 1,936
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.85%, 06/15/2028 100 102
Southern Power Co
5.25%, 07/15/2043 100 93
Southwestern Public Service Co
6.00%, 06/01/2054 50 50
SSE PLC
4.00%, 01/21/2028
(h),(k)
EUR 100 113
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(j)
$ 475 483
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Union Electric Co
3.25%, 10/01/2049
(i)
$ 100 $ 68
3.90%, 04/01/2052 496 373
Virginia Electric and Power Co
2.40%, 03/30/2032 150 128
4.60%, 12/01/2048 50 42
5.05%, 08/15/2034 100 99
5.55%, 08/15/2054 253 242
Vistra Operations Co LLC
6.95%, 10/15/2033
(j)
100 107
WEC Energy Group Inc
2.20%, 12/15/2028 100 93
Wisconsin Power and Light Co
3.95%, 09/01/2032 499 465
5.38%, 03/30/2034 100 101
Xcel Energy Inc
5.45%, 08/15/2033 100 100
$ 59,660
Electrical Components & Equipment - 0.05%
Emerson Electric Co
0.88%, 10/15/2026 100 95
Schneider Electric SE
3.38%, 04/13/2034 EUR 100 115
WESCO Distribution Inc
6.63%, 03/15/2032
(j)
$ 1,125 1,144
$ 1,354
Electronics - 0.22%
Allegion US Holding Co Inc
5.41%, 07/01/2032 567 576
5.60%, 05/29/2034 591 598
Amphenol Corp
5.05%, 04/05/2029 289 297
5.38%, 11/15/2054 356 346
Honeywell International Inc
1.10%, 03/01/2027 100 95
1.95%, 06/01/2030 100 89
2.50%, 11/01/2026 100 97
4.50%, 01/15/2034 100 97
4.95%, 09/01/2031 591 603
5.35%, 03/01/2064 50 46
Keysight Technologies Inc
4.60%, 04/06/2027 100 100
Trimble Inc
6.10%, 03/15/2033 418 434
Tyco Electronics Group SA
5.00%, 05/09/2035
(o)
752 744
Vontier Corp
2.40%, 04/01/2028 100 93
2.95%, 04/01/2031 1,329 1,146
$ 5,361
Energy - Alternate Sources - 0.09%
FS Luxembourg Sarl
8.88%, 02/12/2031
(j)
1,475 1,483
8.88%, 02/12/2031
(i)
650 653
$ 2,136
Engineering & Construction - 0.58%
Aeroports de Montreal
3.03%, 04/21/2050 CAD 75 42
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(j)
$ 1,025 1,041
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(j)
1,875 1,870
Bouygues SA
2.25%, 06/29/2029 EUR 300 334
Brundage-Bone Concrete Pumping Holdings Inc
7.50%, 02/01/2032
(j)
$ 630 615

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Cellnex Finance Co SA
2.00%, 02/15/2033 EUR 100 $ 100
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 77
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 97
HOCHTIEF AG
0.63%, 04/26/2029 100 103
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(j)
$ 1,375 1,379
7.50%, 06/04/2029 450 451
IHS Holding Ltd
7.88%, 05/29/2030
(j)
1,500 1,446
IHS Netherlands Holdco BV
8.00%, 09/18/2027 1,684 1,684
Jacobs Engineering Group Inc
6.35%, 08/18/2028 50 52
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(j)
2,125 2,101
MasTec Inc
5.90%, 06/15/2029 560 572
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(j)
2,025 2,032
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 119
Vancouver Airport Authority
1.76%, 09/20/2030 CAD 250 167
$ 14,282
Entertainment - 1.23%
Caesars Entertainment Inc
4.63%, 10/15/2029
(j)
$ 2,025 1,869
7.00%, 02/15/2030
(j)
5,125 5,246
Cinemark USA Inc
5.25%, 07/15/2028
(i),(j)
4,075 4,001
7.00%, 08/01/2032
(j)
825 844
Everi Holdings Inc
5.00%, 07/15/2029
(j)
3,275 3,285
Light & Wonder International Inc
7.50%, 09/01/2031
(j)
1,200 1,233
Rivers Enterprise Borrower LLC / Rivers Enterprise
Finance Corp
6.63%, 02/01/2033
(j)
3,675 3,627
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(j)
2,310 2,199
Six Flags Entertainment Corp /Six Flags Theme
Parks Inc/ Canada's Wonderland Co
6.63%, 05/01/2032
(j)
950 958
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(j)
2,925 2,803
Warnermedia Holdings Inc
3.76%, 03/15/2027 200 195
4.28%, 03/15/2032 644 552
5.05%, 03/15/2042 1,076 811
5.14%, 03/15/2052 194 132
5.39%, 03/15/2062 530 361
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(j)
800 771
7.13%, 02/15/2031
(j)
1,350 1,393
$ 30,280
Environmental Control - 0.65%
Clean Harbors Inc
6.38%, 02/01/2031
(j)
225 229
Madison IAQ LLC
5.88%, 06/30/2029
(j)
8,568 8,102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Republic Services Inc
4.75%, 07/15/2030 $ 205 $ 208
5.00%, 11/15/2029 733 750
5.00%, 04/01/2034 100 100
Reworld Holding Corp
4.88%, 12/01/2029
(j)
1,875 1,752
Waste Connections Inc
2.20%, 01/15/2032 1,334 1,136
Waste Management Inc
3.15%, 11/15/2027 100 98
4.63%, 02/15/2033
(i)
100 100
4.95%, 07/03/2027 870 886
Waste Pro USA Inc
7.00%, 02/01/2033
(j)
2,700 2,755
$ 16,116
Food - 1.68%
Aragvi Finance International DAC
11.13%, 11/20/2029
(i),(j)
2,325 2,309
11.13%, 11/20/2029 575 571
Carrefour SA
1.88%, 10/30/2026 EUR 100 112
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(j)
$ 450 471
Conagra Brands Inc
4.85%, 11/01/2028 100 101
5.40%, 11/01/2048 705 627
7.00%, 10/01/2028 773 831
Danone SA
0.52%, 11/09/2030 EUR 100 100
Fiesta Purchaser Inc
7.88%, 03/01/2031
(j)
$ 4,690 4,913
9.63%, 09/15/2032
(j)
1,880 1,966
General Mills Inc
4.20%, 04/17/2028 100 100
Hershey Co/The
4.55%, 02/24/2028
(i)
502 511
Hormel Foods Corp
1.70%, 06/03/2028 100 93
4.80%, 03/30/2027 793 802
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
2.50%, 01/15/2027 100 96
6.50%, 12/01/2052 50 51
Kellanova
7.45%, 04/01/2031 1,324 1,505
Kraft Heinz Foods Co
3.88%, 05/15/2027 200 198
4.38%, 06/01/2046 1,927 1,561
4.88%, 10/01/2049 461 394
5.20%, 03/15/2032 451 458
5.50%, 06/01/2050 100 94
Kroger Co/The
3.88%, 10/15/2046 258 192
4.65%, 01/15/2048 50 41
5.00%, 09/15/2034 405 397
5.50%, 09/15/2054 849 795
5.65%, 09/15/2064 1,302 1,209
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(j)
1,025 939
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 77
Mars Inc
3.95%, 04/01/2044
(j)
$ 100 80
4.65%, 04/20/2031
(j)
1,071 1,079
4.80%, 03/01/2030
(j)
50 51
5.65%, 05/01/2045
(j)
751 745
5.70%, 05/01/2055
(j)
782 770

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Mondelez International Holdings Netherlands BV
0.25%, 09/09/2029 EUR 100 $ 102
Mondelez International Inc
0.25%, 03/17/2028 100 106
Nestle Finance International Ltd
1.25%, 03/29/2031 200 211
3.75%, 03/13/2033 100 120
Nestle Holdings Inc
2.63%, 09/14/2051
(i),(j)
$ 150 91
Performance Food Group Inc
6.13%, 09/15/2032
(j)
1,300 1,300
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 104
Post Holdings Inc
4.50%, 09/15/2031
(j)
4,800 4,368
4.63%, 04/15/2030
(j)
400 377
6.25%, 10/15/2034
(j)
990 982
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(j)
3,110 2,889
Smithfield Foods Inc
2.63%, 09/13/2031
(j)
100 85
Sysco Corp
4.45%, 03/15/2048 1,497 1,209
4.50%, 04/01/2046 969 793
5.10%, 09/23/2030 896 913
5.95%, 04/01/2030 110 116
6.60%, 04/01/2050 50 53
Tesco Corporate Treasury Services PLC
2.75%, 04/27/2030 GBP 100 120
Tyson Foods Inc
5.10%, 09/28/2048 $ 100 89
US Foods Inc
4.63%, 06/01/2030
(j)
100 95
5.75%, 04/15/2033
(j)
675 661
7.25%, 01/15/2032
(j)
2,171 2,271
Woolworths Group Ltd
5.91%, 11/29/2034 AUD 100 66
$ 41,360
Forest Products & Paper - 0.21%
Georgia-Pacific LLC
0.95%, 05/15/2026
(j)
$ 960 926
2.30%, 04/30/2030
(j)
100 90
International Paper Co
4.40%, 08/15/2047 75 60
LD Celulose International GmbH
7.95%, 01/26/2032
(j)
1,350 1,387
Magnera Corp
4.75%, 11/15/2029
(j)
950 828
7.25%, 11/15/2031
(j)
1,875 1,773
Suzano Austria GmbH
3.13%, 01/15/2032 100 85
$ 5,149
Gas - 0.30%
AltaGas Ltd
4.12%, 04/07/2026 CAD 100 73
AmeriGas Partners LP / AmeriGas Finance Corp
9.38%, 06/01/2028
(j)
$ 350 348
APA Infrastructure Ltd
5.13%, 09/16/2034
(j)
100 97
Atmos Energy Corp
1.50%, 01/15/2031 100 85
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(j)
150 158
6.42%, 07/18/2054
(j)
447 457
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 133
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
CenterPoint Energy Resources Corp
5.25%, 03/01/2028 $ 100 $ 103
CU Inc
5.09%, 09/20/2053 CAD 75 58
Enbridge Gas Inc
4.00%, 08/22/2044 100 66
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 182
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 106
Italgas SpA
1.00%, 12/11/2031 100 99
KeySpan Gas East Corp
5.99%, 03/06/2033
(j)
$ 822 840
NiSource Inc
5.65%, 02/01/2045 100 96
5.85%, 04/01/2055 260 255
6.38%, 03/31/2055
(k)
1,800 1,756
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.53%
Piedmont Natural Gas Co Inc
5.10%, 02/15/2035
(i)
100 100
Snam SpA
3.38%, 12/05/2026 EUR 100 115
Southern California Gas Co
3.95%, 02/15/2050 $ 25 18
5.60%, 04/01/2054 371 354
Southern Co Gas Capital Corp
1.75%, 01/15/2031 75 64
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035
(j)
1,650 1,694
Vier Gas Transport GmbH
4.63%, 09/26/2032 EUR 100 121
$ 7,378
Hand & Machine Tools - 0.08%
Regal Rexnord Corp
6.30%, 02/15/2030 $ 150 155
Stanley Black & Decker Inc
6.71%, 03/15/2060
(k)
1,964 1,887
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 2,042
Healthcare - Products - 0.62%
Abbott Laboratories
3.75%, 11/30/2026 200 200
4.75%, 04/15/2043 100 93
Agilent Technologies Inc
2.30%, 03/12/2031 1,322 1,155
2.75%, 09/15/2029 1,114 1,034
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 100 110
Baxter International Inc
2.54%, 02/01/2032 $ 100 85
3.95%, 04/01/2030 100 96
Boston Scientific Corp
2.65%, 06/01/2030 100 92
DH Europe Finance II Sarl
3.40%, 11/15/2049 100 70
EssilorLuxottica SA
0.50%, 06/05/2028 EUR 100 107
GE HealthCare Technologies Inc
5.65%, 11/15/2027 $ 1,773 1,824
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 119
Medline Borrower LP
5.25%, 10/01/2029
(j)
$ 1,175 1,116

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 100 $ 111
1.63%, 10/15/2050 100 68
Medtronic Inc
4.38%, 03/15/2035 $ 100 96
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 118
Neogen Food Safety Corp
8.63%, 07/20/2030
(j)
$ 2,135 2,155
Sartorius Finance BV
4.88%, 09/14/2035 EUR 100 120
Solventum Corp
5.90%, 04/30/2054 $ 50 48
Sotera Health Holdings LLC
7.38%, 06/01/2031
(j)
4,150 4,256
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 1,394 969
Stryker Corp
0.75%, 03/01/2029 EUR 100 105
4.85%, 12/08/2028 $ 100 102
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 EUR 100 83
2.04%, 03/07/2036 CHF 50 65
5.00%, 01/31/2029
(i)
$ 548 564
5.40%, 08/10/2043 100 98
Zimmer Biomet Holdings Inc
1.16%, 11/15/2027 EUR 100 109
$ 15,168
Healthcare - Services - 2.13%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(j)
$ 1,725 1,631
5.50%, 07/01/2028
(j)
380 372
7.38%, 03/15/2033
(j)
5,065 5,061
Aetna Inc
4.75%, 03/15/2044 100 83
Banner Health
2.34%, 01/01/2030 50 46
Centene Corp
2.50%, 03/01/2031 200 170
4.25%, 12/15/2027 200 195
Cigna Group/The
2.38%, 03/15/2031 558 490
3.40%, 03/01/2027 100 98
3.40%, 03/15/2050 1,496 997
3.88%, 10/15/2047 291 214
4.38%, 10/15/2028 447 446
4.80%, 08/15/2038 200 186
CommonSpirit Health
4.19%, 10/01/2049 100 75
Concentra Health Services Inc
6.88%, 07/15/2032
(j)
1,075 1,101
DaVita Inc
3.75%, 02/15/2031
(j)
650 572
4.63%, 06/01/2030
(j)
2,525 2,348
6.88%, 09/01/2032
(j)
525 530
Elevance Health Inc
3.60%, 03/15/2051 150 105
4.55%, 03/01/2048 100 83
6.10%, 10/15/2052 89 90
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 119
Fresenius Medical Care AG
1.00%, 05/29/2026 57 64
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(j)
$ 150 143
Fresenius SE & Co KGaA
2.88%, 05/24/2030 EUR 100 113
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Hackensack Meridian Health Inc
2.88%, 09/01/2050 $ 100 $ 62
HCA Inc
3.38%, 03/15/2029 377 359
3.50%, 09/01/2030 798 746
3.50%, 07/15/2051 972 628
4.50%, 02/15/2027 100 100
4.63%, 03/15/2052 1,180 924
5.25%, 06/15/2026 100 100
5.25%, 06/15/2049 526 456
5.45%, 04/01/2031 577 588
5.50%, 03/01/2032 666 674
5.75%, 03/01/2035 100 101
6.10%, 04/01/2064 50 48
Health Care Service Corp A Mutual Legal Reserve
Co
5.45%, 06/15/2034
(j)
100 101
Humana Inc
3.13%, 08/15/2029 100 93
4.88%, 04/01/2030 974 973
5.88%, 03/01/2033 302 309
Kaiser Foundation Hospitals
4.15%, 05/01/2047 100 81
LifePoint Health Inc
9.88%, 08/15/2030
(j)
775 824
10.00%, 06/01/2032
(j)
3,325 3,225
11.00%, 10/15/2030
(j)
925 1,013
Lonza Finance International NV
3.25%, 09/04/2030 EUR 100 114
Mass General Brigham Inc
3.34%, 07/01/2060 $ 100 65
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 100 65
Quest Diagnostics Inc
5.00%, 12/15/2034 984 972
Roche Holdings Inc
2.61%, 12/13/2051
(j)
200 120
4.91%, 03/08/2031
(j)
971 996
5.49%, 11/13/2030
(j)
3,341 3,530
Select Medical Corp
6.25%, 12/01/2032
(j)
1,050 1,043
Surgery Center Holdings Inc
7.25%, 04/15/2032
(j)
11,410 11,384
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(j),(l),(m)
608 652
Tenet Healthcare Corp
6.13%, 10/01/2028 3,050 3,043
UnitedHealth Group Inc
1.25%, 01/15/2026 805 788
2.88%, 08/15/2029 100 95
3.05%, 05/15/2041 50 36
4.75%, 05/15/2052 632 533
4.90%, 04/15/2031
(i)
624 635
4.95%, 05/15/2062 342 289
5.00%, 04/15/2034 200 199
5.05%, 04/15/2053 100 88
5.15%, 07/15/2034 100 100
5.20%, 04/15/2063 100 88
5.30%, 02/15/2030 100 104
5.63%, 07/15/2054 645 620
$ 52,296
Home Equity Asset Backed Securities - 0.05%
Structured Asset Securities Corp Mortgage Loan
Trust 2007-BC2
4.74%, 03/25/2037 1,930 1,260
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 3.47%
Acrisure LLC / Acrisure Finance Inc
8.25%, 02/01/2029
(j)
$ 3,850 $ 3,939
AIA Group Ltd
4.95%, 04/04/2033
(i),(j)
200 201
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(j)
4,500 4,491
Allianz Finance II BV
0.50%, 01/14/2031 EUR 100 100
Allianz SE
4.25%, 07/05/2052
(k)
100 115
3 Month Euro Interbank Offered Rate +
3.55%
Allstate Corp/The
5.25%, 03/30/2033 $ 100 101
American International Group Inc
5.13%, 03/27/2033 100 100
AmFam Holdings Inc
2.81%, 03/11/2031
(j)
50 42
AmWINS Group Inc
4.88%, 06/30/2029
(j)
5,925 5,657
Aon Corp / Aon Global Holdings PLC
3.90%, 02/28/2052 100 73
Aon North America Inc
5.30%, 03/01/2031 1,137 1,170
5.75%, 03/01/2054 736 712
Ardonagh Finco Ltd
7.75%, 02/15/2031
(j)
200 204
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(j)
7,075 7,217
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(k)
1,500 1,496
3 Month USD LIBOR + 3.59%
Arthur J Gallagher & Co
4.85%, 12/15/2029 517 523
5.15%, 02/15/2035 100 99
5.75%, 03/02/2053 819 785
ASR Nederland NV
3.38%, 05/02/2049
(k)
EUR 100 111
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%
Assicurazioni Generali SPA
2.12%, 10/01/2030 150 159
AssuredPartners Inc
5.63%, 01/15/2029
(j)
$ 700 698
Athene Global Funding
1.61%, 06/29/2026
(j)
100 97
1.73%, 10/02/2026
(j)
880 846
4.86%, 08/27/2026
(j)
830 833
5.32%, 11/13/2031
(j)
1,278 1,275
Athene Holding Ltd
3.45%, 05/15/2052 770 481
6.25%, 04/01/2054 100 97
Aviva PLC
6.88%, 05/20/2058
(k)
GBP 50 67
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(k)
EUR 100 112
3 Month Euro Interbank Offered Rate +
3.20%
3.38%, 07/06/2047
(k)
100 114
3 Month Euro Interbank Offered Rate +
3.75%
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 92
2.50%, 01/15/2051 $ 150 89
2.88%, 03/15/2032
(i)
100 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Brighthouse Financial Inc
4.70%, 06/22/2047 $ 50 $ 37
Brown & Brown Inc
5.65%, 06/11/2034 100 101
Chubb Corp/The
6.50%, 05/15/2038 100 111
Chubb INA Holdings LLC
1.38%, 09/15/2030 100 86
4.65%, 08/15/2029 1,233 1,254
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 EUR 200 217
Corebridge Financial Inc
3.90%, 04/05/2032 $ 100 92
Corebridge Global Funding
5.90%, 09/19/2028
(j)
100 104
Empower Finance 2020 LP
1.36%, 09/17/2027
(j)
200 186
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(j)
1,458 1,407
5.00%, 03/27/2030
(j)
200 202
6.38%, 06/02/2028 GBP 100 139
F&G Annuities & Life Inc
6.25%, 10/04/2034 $ 252 243
F&G Global Funding
2.30%, 04/11/2027
(j)
1,080 1,035
Fairfax Financial Holdings Ltd
4.23%, 06/14/2029 CAD 100 74
6.00%, 12/07/2033 $ 100 104
Farmers Insurance Exchange
4.75%, 11/01/2057
(j),(k)
50 41
3 Month USD LIBOR + 3.23%
Global Atlantic Fin Co
4.40%, 10/15/2029
(j)
150 144
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 100 69
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(j)
$ 50 43
Hannover Rueck SE
5.88%, 08/26/2043
(k)
EUR 100 127
3 Month Euro Interbank Offered Rate +
3.75%
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(j)
$ 1,975 2,028
8.13%, 02/15/2032
(j)
2,225 2,257
HUB International Ltd
7.38%, 01/31/2032
(j)
8,520 8,778
Jackson Financial Inc
5.17%, 06/08/2027 100 101
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(j)
1,830 1,930
La Mondiale SAM
4.80%, 01/18/2048
(k)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
Legal & General Group PLC
4.50%, 11/01/2050
(k)
GBP 100 126
Generic Britain 5 Year Government Bond +
5.25%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(j)
$ 100 66
4.30%, 02/01/2061
(j)
2,435 1,517
7.80%, 03/07/2087
(j)
2,000 2,239
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 89

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
M&G PLC
5.63%, 10/20/2051
(k)
GBP 100 $ 128
Generic Britain 5 Year Government Bond +
5.00%
Manulife Financial Corp
2.48%, 05/19/2027 $ 100 97
Mapfre SA
4.38%, 03/31/2047
(k)
EUR 100 115
3 Month Euro Interbank Offered Rate +
4.54%
Markel Group Inc
6.00%, 05/16/2054 $ 50 50
Marsh & McLennan Cos Inc
4.55%, 11/08/2027 656 663
5.40%, 09/15/2033 200 206
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(j)
50 48
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(j),(k)
500 485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(j),(k)
300 296
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Inc
3.85%, 09/15/2025
(h),(k)
2,300 2,271
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
5.25%, 01/15/2054 100 93
9.25%, 04/08/2068
(j)
3,575 4,145
3 Month USD LIBOR + 5.54%
Metropolitan Life Global Funding I
0.55%, 06/16/2027 EUR 100 109
3.63%, 03/26/2034 100 115
4.90%, 01/09/2030
(j)
$ 150 153
5.40%, 09/12/2028
(j)
150 155
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(k)
EUR 100 99
3 Month Euro Interbank Offered Rate +
2.55%
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(j)
$ 100 75
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 116
3.25%, 04/07/2027
(j)
$ 100 99
4.85%, 01/09/2028
(j)
449 457
5.25%, 06/30/2026 CAD 100 74
New York Life Insurance Co
3.75%, 05/15/2050
(j)
$ 100 72
Nippon Life Insurance Co
4.11%, 01/23/2055
(k)
EUR 100 111
Euribor Swap Rate 5 Year + 2.60%
5.95%, 04/16/2054
(j),(k)
$ 1,000 997
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
NN Group NV
4.63%, 01/13/2048
(k)
EUR 100 118
3 Month Euro Interbank Offered Rate +
4.95%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(j)
$ 618 621
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(j)
50 33
Pacific Life Global Funding II
5.50%, 08/28/2026
(j)
200 203
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Pacific Life Insurance Co
4.30%, 10/24/2067
(j),(k)
$ 50 $ 40
3 Month USD LIBOR + 2.80%
Panther Escrow Issuer LLC
7.13%, 06/01/2031
(j)
2,575 2,638
Pricoa Global Funding I
4.65%, 08/27/2031
(j)
439 439
Progressive Corp/The
3.20%, 03/26/2030 100 95
Prudential Financial Inc
3.70%, 10/01/2050
(k)
100 89
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.94%, 12/07/2049 150 112
5.70%, 09/15/2048
(k)
271 270
3 Month USD LIBOR + 2.67%
6.50%, 03/15/2054
(k)
1,000 1,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Prudential Funding Asia PLC
3.13%, 04/14/2030 100 94
Reinsurance Group of America Inc
3.15%, 06/15/2030 100 93
Sammons Financial Group Inc
6.88%, 04/15/2034
(j)
100 104
SBL Holdings Inc
5.13%, 11/13/2026
(j)
100 99
Sun Life Financial Inc
4.78%, 08/10/2034
(k)
CAD 100 75
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I AG
3.25%, 08/31/2029 EUR 100 115
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(j),(k)
$ 200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(j),(k)
1,800 1,797
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(j),(k)
200 198
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(j)
100 80
Willis North America Inc
4.50%, 09/15/2028 100 100
4.65%, 06/15/2027 1,185 1,190
5.90%, 03/05/2054 931 902
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(k)
7,000 5,985
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 85,249
Internet - 0.43%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 350 302
Alphabet Inc
2.05%, 08/15/2050 100 56
5.25%, 05/15/2055
(o)
536 529
5.30%, 05/15/2065
(o)
537 531
Amazon.com Inc
2.10%, 05/12/2031 50 44
3.15%, 08/22/2027 200 197
3.30%, 04/13/2027 733 726
3.60%, 04/13/2032 259 246

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc (continued)
3.88%, 08/22/2037 $ 484 $ 437
3.95%, 04/13/2052 100 79
4.05%, 08/22/2047 453 373
4.10%, 04/13/2062 50 39
4.65%, 12/01/2029 461 473
Booking Holdings Inc
1.80%, 03/03/2027 EUR 100 112
4.50%, 11/15/2031 100 121
Cablevision Lightpath LLC
3.88%, 09/15/2027
(j)
$ 1,400 1,321
5.63%, 09/15/2028
(j)
1,075 995
eBay Inc
2.70%, 03/11/2030 200 183
Gen Digital Inc
7.13%, 09/30/2030
(j)
1,800 1,853
ION Trading Technologies Sarl
9.50%, 05/30/2029
(j)
275 266
Meta Platforms Inc
4.60%, 05/15/2028 50 51
4.75%, 08/15/2034 100 100
5.55%, 08/15/2064 463 445
5.60%, 05/15/2053 100 99
Netflix Inc
3.63%, 06/15/2030 EUR 100 117
Prosus NV
2.78%, 01/19/2034 100 99
3.68%, 01/21/2030 $ 200 185
4.85%, 07/06/2027 200 199
Tencent Holdings Ltd
3.58%, 04/11/2026 200 198
3.93%, 01/19/2038 200 174
Uber Technologies Inc
4.80%, 09/15/2034 100 97
$ 10,647
Investment Companies - 0.27%
Ares Capital Corp
7.00%, 01/15/2027 200 205
Blackstone Private Credit Fund
3.25%, 03/15/2027 200 193
Blue Owl Capital Corp
2.63%, 01/15/2027 100 95
Blue Owl Technology Finance Corp
2.50%, 01/15/2027
(i)
100 94
6.75%, 04/04/2029 100 100
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 97
HA Sustainable Infrastructure Capital Inc
6.38%, 07/01/2034
(j)
$ 50 48
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 2,525 2,105
9.00%, 06/15/2030 2,410 2,276
9.75%, 01/15/2029 1,325 1,308
JAB Holdings BV
4.75%, 06/29/2032 EUR 100 120
$ 6,641
Iron & Steel - 2.22%
ArcelorMittal SA
6.80%, 11/29/2032 $ 100 108
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(j)
13,822 12,145
CSN Inova Ventures
6.75%, 01/28/2028 725 675
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Nucor Corp
3.13%, 04/01/2032 $ 100 $ 90
4.30%, 05/23/2027 682 684
5.10%, 06/01/2035 823 807
POSCO
5.75%, 01/17/2028 200 205
Samarco Mineracao SA
9.00%, PIK 9.00%; 06/30/2031
(l),(m)
100 94
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
550 —
Specialty Steel
14.44%, 11/15/2026
(e),(g)
38,772 38,772
Steel Dynamics Inc
5.38%, 08/15/2034 412 414
5.75%, 05/15/2055 513 487
Vale Overseas Ltd
6.13%, 06/12/2033 100 103
$ 54,584
Leisure Products & Services - 0.00%
Brunswick Corp/DE
4.40%, 09/15/2032 100 90
Lodging - 0.43%
Boyd Gaming Corp
4.75%, 06/15/2031
(j)
2,500 2,331
Hyatt Hotels Corp
5.50%, 06/30/2034 285 277
5.75%, 01/30/2027 100 101
InterContinental Hotels Group PLC
3.38%, 10/08/2028 GBP 100 127
Marriott International Inc/MD
2.85%, 04/15/2031 $ 1,072 958
3.50%, 10/15/2032 855 760
5.50%, 04/15/2037 357 348
Sands China Ltd
5.40%, 08/08/2028
(i)
200 197
Station Casinos LLC
4.63%, 12/01/2031
(j)
5,975 5,401
$ 10,500
Machinery - Construction & Mining - 0.14%
Caterpillar Financial Services Corp
4.38%, 08/16/2029
(i)
361 363
4.40%, 03/03/2028 1,085 1,095
4.70%, 11/15/2029 931 948
5.00%, 05/14/2027 296 302
Caterpillar Inc
3.80%, 08/15/2042 200 163
Weir Group PLC/The
5.35%, 05/06/2030
(j),(o)
640 643
$ 3,514
Machinery - Diversified - 0.58%
AGCO Corp
5.45%, 03/21/2027 1,069 1,078
Deere & Co
3.75%, 04/15/2050 100 77
5.45%, 01/16/2035 556 575
Ingersoll Rand Inc
5.70%, 08/14/2033 100 103
John Deere Capital Corp
1.70%, 01/11/2027 100 96
3.45%, 03/07/2029 100 97
4.40%, 09/08/2031 877 875
4.70%, 06/10/2030 694 706
4.85%, 06/11/2029 940 964
4.95%, 07/14/2028 408 419
5.05%, 06/12/2034 100 101
5.15%, 09/08/2026 100 102
John Deere Financial Inc
2.31%, 06/20/2025 CAD 100 73

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
nVent Finance Sarl
2.75%, 11/15/2031 $ 549 $ 471
4.55%, 04/15/2028 150 150
Otis Worldwide Corp
3.36%, 02/15/2050 50 34
SPX FLOW Inc
8.75%, 04/01/2030
(j)
5,571 5,617
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(j)
2,590 2,594
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 50 50
Xylem Inc/NY
2.25%, 01/30/2031 100 87
$ 14,269
Manufactured Housing Asset Backed Securities - 0.07%
BCMSC Trust 2000-A
5.12%, 06/15/2030 7,432 298
1.00 x 1 Month USD LIBOR + 0.16%
Greenpoint Manufactured Housing
9.23%, 12/15/2029
(l)
1,339 1,335
$ 1,633
Media - 1.72%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 111
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(j)
$ 1,750 1,581
4.25%, 01/15/2034
(j)
5,200 4,380
4.50%, 05/01/2032 3,065 2,723
4.50%, 06/01/2033
(j)
2,550 2,219
4.75%, 03/01/2030
(j)
750 708
5.38%, 06/01/2029
(j)
1,400 1,370
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 895 612
3.85%, 04/01/2061 1,192 706
4.80%, 03/01/2050 1,541 1,148
4.91%, 07/23/2025 47 47
5.38%, 05/01/2047 50 41
6.10%, 06/01/2029 560 580
6.38%, 10/23/2035 200 202
6.48%, 10/23/2045 100 93
Comcast Corp
1.50%, 02/20/2029 GBP 200 238
1.50%, 02/15/2031 $ 200 169
2.65%, 02/01/2030 25 23
2.94%, 11/01/2056 151 88
2.99%, 11/01/2063 200 112
3.40%, 04/01/2030 420 401
3.97%, 11/01/2047 100 76
4.00%, 11/01/2049 100 75
4.15%, 10/15/2028 797 795
4.60%, 10/15/2038 908 832
5.50%, 05/15/2064 496 456
Cox Communications Inc
3.50%, 08/15/2027
(j)
100 98
3.60%, 06/15/2051
(j)
100 64
5.45%, 09/15/2028
(j)
592 610
5.45%, 09/01/2034
(j)
720 708
5.95%, 09/01/2054
(j)
350 319
CSC Holdings LLC
4.63%, 12/01/2030
(j)
1,676 775
5.50%, 04/15/2027
(j)
1,525 1,417
7.50%, 04/01/2028
(j)
1,550 1,135
Discovery Communications LLC
3.63%, 05/15/2030 451 400
6.35%, 06/01/2040 100 88
DISH DBS Corp
5.13%, 06/01/2029 1,475 924
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH Network Corp
11.75%, 11/15/2027
(j)
$ 3,450 $ 3,626
Fox Corp
5.58%, 01/25/2049 695 633
6.50%, 10/13/2033 100 106
Grupo Televisa SAB
6.63%, 01/15/2040 50 44
McGraw-Hill Education Inc
8.00%, 08/01/2029
(j)
3,880 3,843
Paramount Global
4.20%, 05/19/2032 50 45
4.60%, 01/15/2045 330 239
5.25%, 04/01/2044 495 378
5.85%, 09/01/2043 100 85
Sirius XM Radio LLC
4.13%, 07/01/2030
(j)
1,475 1,320
Time Warner Cable LLC
5.50%, 09/01/2041 100 86
6.55%, 05/01/2037 1,036 1,019
Videotron Ltd
5.00%, 07/15/2034 CAD 100 75
Virgin Media Finance PLC
5.00%, 07/15/2030
(j)
$ 3,925 3,441
Walt Disney Co/The
2.00%, 09/01/2029 887 810
2.65%, 01/13/2031 100 91
3.60%, 01/13/2051 50 36
4.75%, 09/15/2044 100 89
5.40%, 10/01/2043 100 99
$ 42,389
Mining - 1.28%
Anglo American Capital PLC
4.50%, 09/15/2028 EUR 100 119
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(j)
$ 1,700 1,760
11.50%, 10/01/2031
(j)
3,250 3,569
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 50 51
BHP Billiton Finance Ltd
4.30%, 09/25/2042 GBP 100 110
Century Aluminum Co
7.50%, 04/01/2028
(i),(j)
$ 9,530 9,569
Constellium SE
3.75%, 04/15/2029
(j)
1,575 1,447
6.38%, 08/15/2032
(j)
1,200 1,181
Corp Nacional del Cobre de Chile
6.78%, 01/13/2055
(j)
725 739
Freeport-McMoRan Inc
5.45%, 03/15/2043 50 46
Glencore Funding LLC
3.88%, 04/27/2051
(j)
100 69
4.00%, 03/27/2027
(j)
100 99
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(j)
3,125 3,048
Kinross Gold Corp
4.50%, 07/15/2027 150 150
Newmont Corp
2.60%, 07/15/2032
(i)
100 87
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(j)
19,888 —
Novelis Corp
3.88%, 08/15/2031
(j)
400 345
4.75%, 01/30/2030
(j)
3,239 3,012
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 100 59
South32 Treasury Ltd
4.35%, 04/14/2032
(j)
1,185 1,091

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Southern Copper Corp
6.75%, 04/16/2040 $ 100 $ 107
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(j)
2,325 2,137
10.88%, 09/17/2029 420 408
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(j)
1,775 1,815
9.50%, 10/06/2028 400 409
$ 31,427
Miscellaneous Manufacturers - 0.04%
3M Co
3.63%, 09/14/2028 100 98
3.63%, 10/15/2047 50 37
Carlisle Cos Inc
2.20%, 03/01/2032 100 83
Eaton Corp
4.15%, 11/02/2042 100 85
Illinois Tool Works Inc
1.00%, 06/05/2031 EUR 100 101
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 50 40
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 100 105
0.63%, 02/25/2027 100 110
1.38%, 09/06/2030 50 53
3.00%, 09/08/2033 100 113
3.63%, 02/22/2044 100 109
Teledyne Technologies Inc
2.75%, 04/01/2031 $ 50 44
$ 978
Mortgage Backed Securities - 0.87%
Alternative Loan Trust 2005-30CB
5.19%, 08/25/2035 972 635
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.86%
Angel Oak Mortgage Trust 2022-6
4.30%, 07/25/2067
(j),(l)
1,289 1,270
Angel Oak Mortgage Trust 2025-5
5.57%, 04/25/2070
(j),(l)
857 859
Banc of America Funding 2007-1 Trust
6.44%, 01/25/2037
(l)
903 832
Bear Stearns Mortgage Funding Trust 2006-AR1
4.86%, 07/25/2036 402 363
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Bravo Mortgage Asset Trust
5.04%, 07/25/2036
(j)
296 261
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
COLT 2021-RPL1 Trust
1.67%, 09/25/2061
(j),(l)
321 292
CSMC 2021-RPL2Trust
1.11%, 01/25/2060
(j),(l)
323 273
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR2
4.74%, 03/25/2037 678 619
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Fannie Mae REMICS
1.53%, 05/25/2046
(p)
7,296 860
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 09/25/2046
(p)
1,896 223
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 01/25/2047
(p)
3,218 370
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
1.53%, 12/25/2049
(p)
$ 4,371 $ 537
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 05/25/2050
(p)
2,847 374
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.58%, 08/25/2049
(p)
3,094 371
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 11/25/2049
(p)
4,387 532
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.60%, 06/25/2050
(p)
1,918 250
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.73%, 03/25/2048
(p)
1,917 271
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.73%, 06/25/2048
(p)
2,028 250
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.23%, 12/25/2042
(p)
1,694 255
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
First Horizon Alternative Mortgage Securities Trust
2006-FA8
6.25%, 02/25/2037 3,034 1,160
Freddie Mac REMICS
1.58%, 10/25/2049
(p)
3,331 381
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.19%, 05/15/2042
(p)
3,414 417
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
2.19%, 08/15/2043
(p)
3,757 452
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
1.62%, 04/20/2046
(p)
7,802 953
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.67%, 11/20/2046
(p)
4,810 598
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.87%, 08/20/2051
(p)
2,970 451
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.90%, 09/20/2050
(p)
2,029 299
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.50%, 11/20/2050
(p)
7,025 1,044
OBX 2025-NQM7 Trust
5.56%, 05/25/2055
(j),(l)
857 859
RALI Series 2005-QS17 Trust
6.00%, 12/25/2035 881 757
6.00%, 12/25/2035 605 520
RALI Series 2006-QS12 Trust
5.09%, 09/25/2036 2,612 1,871
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
Structured Asset Mortgage Investments II Trust
2007-AR1
4.76%, 01/25/2037 259 226
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.43%
Verus Securitization Trust 2025-3
5.62%, 05/25/2070
(j),(l)
580 583

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-5 Trust
6.00%, 07/25/2036 $ 1,568 $ 1,115
$ 21,383
Oil & Gas - 2.61%
Aker BP ASA
3.75%, 01/15/2030
(j)
200 189
APA Corp
5.35%, 07/01/2049
(j)
2,893 2,228
Azule Energy Finance Plc
8.13%, 01/23/2030
(j)
3,125 3,012
BP Capital Markets America Inc
3.00%, 02/24/2050 100 63
3.38%, 02/08/2061 100 63
3.54%, 04/06/2027 1,776 1,756
4.89%, 09/11/2033 100 98
BP Capital Markets PLC
2.52%, 04/07/2028 EUR 100 113
3.25%, 03/22/2026
(h),(k)
100 113
EUR Swap Annual (VS 6 Month) 5 Year +
3.52%
3.63%, 03/22/2029
(h),(k)
100 111
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
4.88%, 03/22/2030
(h),(k)
$ 1,000 949
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Canadian Natural Resources Ltd
2.95%, 07/15/2030 100 91
Chevron Corp
2.24%, 05/11/2030 1,291 1,168
2.95%, 05/16/2026 225 222
Chevron USA Inc
4.20%, 10/15/2049 540 417
Comstock Resources Inc
5.88%, 01/15/2030
(j)
3,100 2,806
ConocoPhillips Co
5.05%, 09/15/2033 100 100
5.70%, 09/15/2063 75 70
Continental Resources Inc/OK
2.88%, 04/01/2032
(j)
100 80
DCC Group Finance Ireland DAC
4.38%, 06/27/2031 EUR 100 116
Devon Energy Corp
5.25%, 10/15/2027 $ 100 100
7.95%, 04/15/2032 100 111
Diamondback Energy Inc
4.40%, 03/24/2051 611 454
5.75%, 04/18/2054 50 45
6.25%, 03/15/2053 988 934
Energean Israel Finance Ltd
4.88%, 03/30/2026
(j)
200 197
5.88%, 03/30/2031
(i),(j)
3,275 2,962
Eni SpA
0.63%, 01/23/2030 EUR 100 102
4.25%, 05/09/2029
(j)
$ 200 198
4.25%, 05/19/2033 EUR 100 118
5.95%, 05/15/2054
(j)
$ 533 502
EQT Corp
3.63%, 05/15/2031
(j)
100 92
Expand Energy Corp
4.75%, 02/01/2032 908 852
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 96
3.29%, 03/19/2027 $ 200 198
Helmerich & Payne Inc
4.85%, 12/01/2029
(i),(j)
100 94
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
HF Sinclair Corp
5.00%, 02/01/2028 $ 566 $ 560
6.25%, 01/15/2035 501 481
Hilcorp Energy I LP / Hilcorp Finance Co
6.25%, 04/15/2032
(j)
1,900 1,653
8.38%, 11/01/2033
(j)
200 190
Leviathan Bond Ltd
6.50%, 06/30/2027
(j)
1,175 1,155
6.75%, 06/30/2030
(j)
1,700 1,643
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp
6.88%, 12/01/2032
(j)
1,825 1,767
Marathon Petroleum Corp
5.15%, 03/01/2030 100 101
5.70%, 03/01/2035 926 905
Matador Resources Co
6.25%, 04/15/2033
(j)
2,775 2,619
MEG Energy Corp
5.88%, 02/01/2029
(j)
150 145
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 70
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 1,232 875
6.05%, 10/01/2054 50 43
6.13%, 01/01/2031 819 827
6.38%, 09/01/2028 150 154
6.45%, 09/15/2036 616 600
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
19,277 2,236
Petroleos Mexicanos
5.35%, 02/12/2028 775 716
6.50%, 01/23/2029 2,525 2,335
6.84%, 01/23/2030 1,060 944
Phillips 66 Co
3.75%, 03/01/2028 100 98
5.50%, 03/15/2055 100 87
Pioneer Natural Resources Co
5.10%, 03/29/2026 458 461
Puma International Financing SA
7.75%, 04/25/2029
(j)
2,175 2,159
Reliance Industries Ltd
2.88%, 01/12/2032 250 218
Repsol International Finance BV
0.25%, 08/02/2027 EUR 200 216
Shell Finance US Inc
4.38%, 05/11/2045 $ 100 84
Shell International Finance BV
1.25%, 11/11/2032 EUR 100 99
2.50%, 09/12/2026 $ 100 98
3.00%, 11/26/2051 75 47
SM Energy Co
7.00%, 08/01/2032
(j)
2,225 2,051
Suncor Energy Inc
3.75%, 03/04/2051 100 67
Teine Energy Ltd
6.88%, 04/15/2029
(j)
1,800 1,709
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030 3,225 2,811
4.00%, 08/15/2026 1,075 1,054
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 100 85
2.99%, 06/29/2041 $ 100 72
3.39%, 06/29/2060 50 32
TotalEnergies Capital SA
5.43%, 09/10/2064 810 738

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
TotalEnergies SE
1.63%, 10/25/2027
(h),(k)
EUR 100 $ 107
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(h),(k)
100 97
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
Transocean Inc
6.80%, 03/15/2038 $ 2,350 1,448
7.50%, 04/15/2031 3,150 2,239
8.50%, 05/15/2031
(j)
1,875 1,449
Uzbekneftegaz JSC
8.75%, 05/07/2030
(o)
1,625 1,625
Valero Energy Corp
3.65%, 12/01/2051 100 65
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(j)
4,300 3,934
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 106
Woodside Finance Ltd
4.50%, 03/04/2029
(j)
$ 50 49
$ 64,144
Oil & Gas Services - 0.13%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 94
Halliburton Co
4.75%, 08/01/2043 702 587
4.85%, 11/15/2035 200 188
Schlumberger Holdings Corp
3.90%, 05/17/2028
(j)
100 99
Yinson Production Financial Services Pte Ltd
9.63%, 05/03/2029
(j)
2,125 2,140
$ 3,108
Other Asset Backed Securities - 0.45%
AIMCO CLO 23 Ltd
5.39%, 04/20/2038
(j)
379 374
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.13%
Anchorage Capital Clo 17 Ltd
5.49%, 02/15/2038
(j)
212 211
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
Anchorage Credit Funding 6 Ltd
4.30%, 07/25/2036
(j)
571 567
Apex Credit CLO 2021-II LLC
5.76%, 10/20/2034
(j)
1,018 1,013
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.49%
Benefit Street Partners CLO Ltd
5.46%, 04/20/2038
(j)
2,000 1,988
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
Crestline Denali CLO XV Ltd
5.56%, 04/20/2030
(j)
85 85
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Golub Capital Partners Clo 36m Ltd
6.21%, 02/05/2031
(j)
586 585
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.91%
Invitation Homes 2024-SFR1 Trust
4.00%, 09/17/2041
(j)
1,497 1,449
Lake George Park CLO Ltd
5.40%, 04/15/2038
(j)
761 753
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.13%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Man GLG US CLO
5.67%, 04/22/2030
(j)
$ 181 $ 181
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
MidOcean Credit CLO VI
5.50%, 04/20/2033
(j)
224 224
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
Mountain View CLO IX Ltd
5.64%, 07/15/2031
(j)
1,013 1,013
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Sixth Street CLO XIV Ltd
5.47%, 01/20/2038
(j)
379 376
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Tricon American Homes 2020-SFR2 Trust
1.48%, 11/17/2039
(j)
363 339
Zais Clo 13 Ltd
5.56%, 07/15/2032
(j)
1,266 1,266
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Zais Clo 16 Ltd
5.40%, 10/20/2034
(j)
782 777
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.13%
$ 11,201
Packaging & Containers - 0.60%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,088 964
5.10%, 03/17/2030
(j)
319 322
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(j)
5,100 4,439
Packaging Corp of America
3.40%, 12/15/2027 100 98
5.70%, 12/01/2033 912 939
Sealed Air Corp/Sealed Air Corp US
7.25%, 02/15/2031
(j)
1,900 1,979
Smurfit Westrock Financing DAC
5.42%, 01/15/2035
(j)
355 355
Sonoco Products Co
4.60%, 09/01/2029 1,213 1,196
5.00%, 09/01/2034 593 567
Trivium Packaging Finance BV
5.50%, 08/15/2026
(j)
3,775 3,738
WRKCo Inc
3.00%, 06/15/2033 100 85
$ 14,682
Pharmaceuticals - 1.37%
AbbVie Inc
0.75%, 11/18/2027 EUR 200 217
4.05%, 11/21/2039 $ 1,739 1,507
4.25%, 11/14/2028 100 101
4.25%, 11/21/2049 959 778
4.88%, 11/14/2048 100 90
4.95%, 03/15/2031 682 698
5.05%, 03/15/2034 50 50
5.50%, 03/15/2064 50 48
Astrazeneca Finance LLC
4.85%, 02/26/2029 1,071 1,095
4.88%, 03/03/2028 892 912
4.90%, 03/03/2030 975 1,003
AstraZeneca PLC
0.70%, 04/08/2026 100 97
1.38%, 08/06/2030 200 172
3.00%, 05/28/2051 100 65

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bayer AG
4.00%, 08/26/2026 EUR 100 $ 115
4.63%, 05/26/2033 100 119
Bayer US Finance II LLC
3.95%, 04/15/2045
(j)
$ 100 69
4.25%, 12/15/2025
(j)
200 199
Becton Dickinson & Co
3.79%, 05/20/2050 100 74
4.30%, 08/22/2032 323 308
4.69%, 02/13/2028 923 929
Bristol-Myers Squibb Co
3.25%, 08/01/2042 325 239
3.70%, 03/15/2052 100 72
3.90%, 02/20/2028 100 100
3.90%, 03/15/2062 100 70
4.13%, 06/15/2039 200 175
5.75%, 02/01/2031 983 1,046
Cardinal Health Inc
4.60%, 03/15/2043 2,021 1,696
4.90%, 09/15/2045 100 86
5.13%, 02/15/2029 445 455
5.75%, 11/15/2054 359 344
Cencora Inc
2.70%, 03/15/2031 100 89
4.30%, 12/15/2047 549 438
4.85%, 12/15/2029 299 302
5.13%, 02/15/2034 1,008 1,010
CVS Health Corp
3.00%, 08/15/2026 200 196
4.78%, 03/25/2038 1,855 1,673
5.00%, 01/30/2029 100 101
5.05%, 03/25/2048 100 85
5.13%, 07/20/2045 796 691
5.55%, 06/01/2031 655 673
6.05%, 06/01/2054 100 96
7.00%, 03/10/2055
(k)
340 344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 98
3.10%, 05/15/2027 $ 307 302
3.38%, 03/15/2029 150 147
4.60%, 08/14/2034 596 587
4.70%, 02/27/2033 100 101
4.75%, 02/12/2030 600 615
4.88%, 02/27/2053 100 91
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 100 99
4.50%, 04/15/2030 626 629
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 100 96
Grifols SA
3.88%, 10/15/2028
(j)
EUR 1,125 1,195
4.75%, 10/15/2028
(j)
$ 875 815
Johnson & Johnson
0.95%, 09/01/2027 100 94
1.15%, 11/20/2028 EUR 100 108
2.10%, 09/01/2040 $ 250 171
Merck & Co Inc
3.40%, 03/07/2029 200 195
4.90%, 05/17/2044 100 93
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 100
MSD Netherlands Capital BV
3.70%, 05/30/2044 100 108
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 $ 181
3.70%, 09/21/2042 100 81
4.00%, 09/18/2031 582 570
Novo Nordisk Finance Netherlands BV
1.38%, 03/31/2030 EUR 100 107
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(j)
$ 3,230 2,711
Pfizer Inc
3.45%, 03/15/2029 100 98
3.90%, 03/15/2039 200 171
Pfizer Investment Enterprises Pte Ltd
4.75%, 05/19/2033 816 806
5.11%, 05/19/2043 488 458
5.30%, 05/19/2053 833 772
5.34%, 05/19/2063 531 482
Sanofi SA
1.25%, 04/06/2029 EUR 100 108
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 100 106
3.03%, 07/09/2040 $ 200 147
5.80%, 07/05/2064 432 412
Upjohn Finance BV
1.36%, 06/23/2027 EUR 100 110
Viatris Inc
3.85%, 06/22/2040 $ 495 347
4.00%, 06/22/2050 1,167 734
Wyeth LLC
5.95%, 04/01/2037 474 499
Zoetis Inc
5.60%, 11/16/2032 428 448
$ 33,619
Pipelines - 2.13%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 1,910 1,918
Blue Racer Midstream LLC / Blue Racer Finance
Corp
7.25%, 07/15/2032
(j)
1,125 1,154
Boardwalk Pipelines LP
4.80%, 05/03/2029 100 100
Buckeye Partners LP
4.50%, 03/01/2028
(j)
725 699
5.60%, 10/15/2044 375 307
5.85%, 11/15/2043 1,300 1,092
Cheniere Energy Partners LP
3.25%, 01/31/2032 100 88
4.00%, 03/01/2031 100 93
CNX Midstream Partners LP
4.75%, 04/15/2030
(j)
3,125 2,877
Coastal Gaslink Pipeline LP
4.69%, 09/30/2029 CAD 100 76
5.19%, 09/30/2034 100 78
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(j)
$ 100 103
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(j)
2,005 1,924
DCP Midstream Operating LP
3.25%, 02/15/2032 100 86
Eastern Energy Gas Holdings LLC
5.80%, 01/15/2035 100 103
Enbridge Energy Partners LP
7.38%, 10/15/2045 150 167
Enbridge Inc
2.99%, 10/03/2029 CAD 100 71
4.73%, 08/22/2034 100 74
5.36%, 05/26/2033 75 58

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc (continued)
6.00%, 01/15/2077
(k)
$ 400 $ 392
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(k)
2,500 2,449
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(k)
60 60
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.50%, 01/15/2084
(k)
200 216
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 200 145
Energy Transfer LP
4.95%, 05/15/2028 $ 287 289
5.15%, 02/01/2043 243 207
5.20%, 04/01/2030 444 448
5.25%, 07/01/2029 100 101
5.35%, 05/15/2045 929 805
5.40%, 10/01/2047 1,637 1,409
5.95%, 05/15/2054 100 91
6.10%, 02/15/2042 100 97
6.25%, 04/15/2049 25 24
6.40%, 12/01/2030 503 535
Enterprise Products Operating LLC
3.70%, 01/31/2051 439 309
5.10%, 02/15/2045 100 91
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(j)
100 88
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034 147 130
Genesis Energy LP / Genesis Energy Finance Corp
7.88%, 05/15/2032 875 851
8.00%, 05/15/2033 1,375 1,334
8.25%, 01/15/2029 475 483
8.88%, 04/15/2030 1,300 1,327
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(j)
1,119 1,091
Greensaif Pipelines Bidco Sarl
6.10%, 08/23/2042 1,525 1,511
6.13%, 02/23/2038 200 204
Harvest Midstream I LP
7.50%, 05/15/2032
(j)
1,175 1,196
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 CAD 100 70
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 87
5.50%, 03/01/2044 578 526
Kinder Morgan Inc
5.15%, 06/01/2030
(o)
894 903
5.85%, 06/01/2035
(o)
100 101
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(j)
150 149
MPLX LP
4.70%, 04/15/2048 50 39
4.90%, 04/15/2058 50 39
5.00%, 03/01/2033 100 97
5.40%, 04/01/2035 473 460
NuStar Logistics LP
6.38%, 10/01/2030 975 990
ONEOK Inc
5.80%, 11/01/2030 50 52
6.05%, 09/01/2033 100 103
6.50%, 09/01/2030
(j)
778 822
6.63%, 09/01/2053 100 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Partners LP
6.65%, 10/01/2036 $ 1,248 $ 1,316
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 100 66
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 473 361
4.90%, 02/15/2045 50 41
Prairie Acquiror LP
9.00%, 08/01/2029
(j)
3,000 3,023
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 100 99
5.90%, 09/15/2037 534 542
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034
(j)
50 48
Southern Gas Corridor CJSC
6.88%, 03/24/2026 1,425 1,439
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(j)
675 622
7.38%, 02/15/2029
(j)
1,025 1,021
Targa Resources Corp
4.20%, 02/01/2033 100 91
4.95%, 04/15/2052 100 81
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.50%, 03/01/2030 529 529
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(j)
200 183
TransCanada PipeLines Ltd
4.75%, 05/15/2038 50 45
5.00%, 10/16/2043 100 90
5.92%, 05/12/2052 CAD 100 79
Transcanada Trust
5.60%, 03/07/2082
(k)
$ 3,800 3,506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
Venture Global LNG Inc
7.00%, 01/15/2030
(j)
550 518
8.38%, 06/01/2031
(j)
4,300 4,147
9.88%, 02/01/2032
(j)
1,975 2,005
Western Midstream Operating LP
5.30%, 03/01/2048 279 224
Williams Cos Inc/The
2.60%, 03/15/2031 100 88
5.30%, 08/15/2028 100 102
5.30%, 08/15/2052 100 89
5.75%, 06/24/2044 612 586
$ 52,430
Private Equity - 0.12%
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 78
Brookfield Finance Inc
5.97%, 03/04/2054 $ 50 49
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 50 33
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(j)
100 96
EQT AB
2.38%, 04/06/2028 EUR 100 111
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(i),(j)
$ 2,675 2,350
Intermediate Capital Group PLC
1.63%, 02/17/2027 EUR 100 111
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(j)
$ 50 33
$ 2,861

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 0.35%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 $ 102
Akelius Residential Property Financing BV
1.00%, 01/17/2028 100 107
Alpha Star Holding VII Ltd
7.75%, 04/27/2026 $ 2,200 2,225
Aroundtown SA
3.00%, 10/16/2029 GBP 100 116
Aster Treasury Plc
1.41%, 01/27/2036 100 90
Blackstone Property Partners Europe Holdings Sarl
1.00%, 10/20/2026 EUR 100 111
Blend Funding PLC
3.46%, 09/21/2049 GBP 100 93
Castellum Helsinki Finance Holding Abp
0.88%, 09/17/2029 EUR 100 101
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 101
CTP NV
1.25%, 06/21/2029 EUR 100 104
Grand City Properties SA
4.38%, 01/09/2030 100 116
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 105
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 54
LEG Immobilien SE
0.75%, 06/30/2031 EUR 100 96
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 109
MAF Global Securities Ltd
7.88%, 06/30/2027
(h),(k)
$ 2,375 2,440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 124
NWD Finance BVI Ltd
4.13%, 03/10/2028
(h),(k)
$ 200 73
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.86%
NWD MTN Ltd
4.13%, 07/18/2029
(i)
1,150 697
4.50%, 05/19/2030
(i)
450 262
8.63%, 02/08/2028
(i)
275 211
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(j)
830 724
Platform HG Financing PLC
1.93%, 09/15/2041 GBP 100 80
Prologis International Funding II SA
2.38%, 11/14/2030 EUR 125 138
Southern Housing
3.50%, 10/19/2047 GBP 100 90
Vonovia SE
0.38%, 06/16/2027 EUR 100 108
1.13%, 09/14/2034 100 88
$ 8,665
Regional Authority - 0.17%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 1,625 1,592
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(l)
3,740 2,506
$ 4,098
REITs - 0.87%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030 100 100
5.25%, 05/15/2036 100 96
American Homes 4 Rent LP
4.25%, 02/15/2028 100 99
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
American Tower Corp
0.45%, 01/15/2027 EUR 100 $ 109
1.45%, 09/15/2026 $ 25 24
1.50%, 01/31/2028 200 185
2.30%, 09/15/2031 815 701
3.13%, 01/15/2027 661 646
4.10%, 05/16/2034 EUR 100 117
5.20%, 02/15/2029 $ 1,374 1,405
AvalonBay Communities Inc
2.45%, 01/15/2031 100 89
Boston Properties LP
2.55%, 04/01/2032 150 123
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 96
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 200 148
Covivio SA/France
1.63%, 06/23/2030 EUR 100 105
Crown Castle Inc
2.25%, 01/15/2031 $ 100 86
2.90%, 04/01/2041 50 35
5.00%, 01/11/2028 604 609
5.60%, 06/01/2029 525 539
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 100 100
Equinix Europe 2 Financing Corp LLC
3.63%, 11/22/2034 100 110
Equinix Inc
3.90%, 04/15/2032 $ 100 94
ERP Operating LP
3.50%, 03/01/2028 200 196
Essex Portfolio LP
1.65%, 01/15/2031 100 84
Extra Space Storage LP
5.70%, 04/01/2028 100 103
Gecina SA
1.63%, 05/29/2034 EUR 100 98
GLP Capital LP / GLP Financing II Inc
5.63%, 09/15/2034 $ 50 49
Goodman US Finance Six LLC
5.13%, 10/07/2034
(j)
357 351
Granite REIT Holdings LP
3.06%, 06/04/2027 CAD 100 72
Healthpeak OP LLC
3.50%, 07/15/2029 $ 100 95
Host Hotels & Resorts LP
3.50%, 09/15/2030 319 290
5.50%, 04/15/2035 25 24
Inmobiliaria Colonial Socimi SA
2.00%, 04/17/2026 EUR 100 113
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 $ 100 100
Kilroy Realty LP
4.75%, 12/15/2028 100 97
Kimco Realty OP LLC
2.25%, 12/01/2031 100 86
4.60%, 02/01/2033 25 24
Klepierre SA
2.00%, 05/12/2029 EUR 100 110
LXP Industrial Trust
2.38%, 10/01/2031 $ 487 408
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 2,050 2,108
3.50%, 03/15/2031 $ 1,200 795
5.00%, 10/15/2027 2,675 2,363
8.50%, 02/15/2032
(j)
1,550 1,575
National Health Investors Inc
3.00%, 02/01/2031 999 872

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
NNN REIT Inc
5.60%, 10/15/2033 $ 50 $ 51
Prologis Euro Finance LLC
0.50%, 02/16/2032 EUR 200 189
Prologis LP
2.25%, 04/15/2030 $ 200 180
4.00%, 09/15/2028 100 99
Realty Income Corp
4.65%, 03/15/2047 100 84
Regency Centers LP
5.25%, 01/15/2034 100 100
RioCan Real Estate Investment Trust
5.61%, 10/06/2027 CAD 100 76
Scentre Group Trust 1
5.90%, 11/27/2034 AUD 100 66
Segro PLC
5.13%, 12/06/2041 GBP 100 122
Service Properties Trust
8.63%, 11/15/2031
(j)
$ 2,225 2,361
Simon Property Group LP
5.85%, 03/08/2053 100 98
SmartCentres Real Estate Investment Trust
5.16%, 08/01/2030 CAD 100 75
Store Capital LLC
4.50%, 03/15/2028 $ 100 99
UDR Inc
3.10%, 11/01/2034 100 82
Unibail-Rodamco-Westfield SE
2.00%, 05/29/2037 EUR 100 92
Ventas Realty LP
5.70%, 09/30/2043 $ 50 48
VICI Properties LP
5.75%, 04/01/2034 100 101
WEA Finance LLC
3.50%, 06/15/2029
(j)
100 95
Welltower OP LLC
4.13%, 03/15/2029 200 198
Weyerhaeuser Co
4.00%, 03/09/2052 654 478
4.75%, 05/15/2026 917 918
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 101
$ 21,342
Retail - 0.88%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(j)
$ 5,350 4,869
7-Eleven Inc
2.50%, 02/10/2041
(j)
100 65
Alimentation Couche-Tard Inc
1.88%, 05/06/2026 EUR 100 113
5.27%, 02/12/2034
(j)
$ 150 148
Asbury Automotive Group Inc
5.00%, 02/15/2032
(j)
600 547
AutoNation Inc
5.89%, 03/15/2035 300 296
AutoZone Inc
5.10%, 07/15/2029 289 295
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 EUR 100 90
Costco Wholesale Corp
1.38%, 06/20/2027 $ 200 190
Darden Restaurants Inc
4.35%, 10/15/2027 458 458
Dick's Sporting Goods Inc
4.10%, 01/15/2052 50 34
Dollar General Corp
3.50%, 04/03/2030 100 94
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Genuine Parts Co
6.50%, 11/01/2028 $ 796 $ 843
Home Depot Inc/The
3.35%, 04/15/2050 200 138
4.50%, 12/06/2048 100 85
4.75%, 06/25/2029 50 51
4.90%, 04/15/2029 521 535
4.95%, 06/25/2034 100 100
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(j)
1,725 1,804
Lithia Motors Inc
4.38%, 01/15/2031
(j)
1,350 1,240
Lowe's Cos Inc
2.63%, 04/01/2031 100 89
3.70%, 04/15/2046 492 358
4.05%, 05/03/2047 100 76
4.45%, 04/01/2062 75 57
4.50%, 04/15/2030
(i)
100 100
McDonald's Corp
3.63%, 09/01/2049 725 521
3.88%, 02/20/2031 EUR 100 118
4.60%, 09/09/2032 $ 100 100
4.80%, 08/14/2028 1,556 1,584
4.88%, 12/09/2045 100 89
5.20%, 05/17/2034 100 102
O'Reilly Automotive Inc
3.60%, 09/01/2027 1,149 1,131
5.75%, 11/20/2026 517 527
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(j)
400 424
Starbucks Corp
4.80%, 02/15/2033 100 99
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(j)
1,000 914
Target Corp
2.95%, 01/15/2052 100 62
4.50%, 09/15/2032 75 74
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(j)
2,925 2,968
Walmart Inc
1.80%, 09/22/2031 150 130
2.50%, 09/22/2041 100 70
4.50%, 04/15/2053 50 44
$ 21,632
Savings & Loans - 0.00%
Nationwide Building Society
3.77%, 01/27/2036
(k)
EUR 100 112
3 Month Euro Interbank Offered Rate +
1.23%
Semiconductors - 0.47%
Analog Devices Inc
5.30%, 04/01/2054 $ 50 47
Applied Materials Inc
3.30%, 04/01/2027 100 99
4.80%, 06/15/2029 402 412
Broadcom Inc
2.45%, 02/15/2031
(j)
1,647 1,455
3.19%, 11/15/2036
(j)
1,327 1,083
3.42%, 04/15/2033
(j)
150 134
3.46%, 09/15/2026 200 197
Foundry JV Holdco LLC
5.50%, 01/25/2031
(j)
200 202
5.90%, 01/25/2030
(j)
200 208
5.90%, 01/25/2033
(j)
488 498
6.15%, 01/25/2032
(j)
1,069 1,110
6.25%, 01/25/2035
(j)
627 648
6.30%, 01/25/2039
(j)
808 838

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Foundry JV Holdco LLC (continued)
6.40%, 01/25/2038
(j)
$ 387 $ 406
Intel Corp
2.80%, 08/12/2041 100 65
3.73%, 12/08/2047 1,173 800
4.10%, 05/19/2046 150 109
4.15%, 08/05/2032 523 482
4.88%, 02/10/2028 200 202
5.05%, 08/05/2062 100 78
5.60%, 02/21/2054 502 443
5.70%, 02/10/2053 527 469
KLA Corp
4.95%, 07/15/2052 100 90
Marvell Technology Inc
4.88%, 06/22/2028 200 201
Micron Technology Inc
4.19%, 02/15/2027 100 100
5.88%, 02/09/2033 75 76
NVIDIA Corp
2.00%, 06/15/2031 100 88
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 100 97
Qorvo Inc
4.38%, 10/15/2029 100 96
QUALCOMM Inc
4.80%, 05/20/2045 100 90
Texas Instruments Inc
3.88%, 03/15/2039 100 88
4.60%, 02/15/2028 600 609
4.90%, 03/14/2033 100 101
$ 11,621
Software - 2.39%
Adobe Inc
4.75%, 01/17/2028
(i)
1,001 1,023
4.85%, 04/04/2027 371 377
AppLovin Corp
5.50%, 12/01/2034 533 532
AthenaHealth Group Inc
6.50%, 02/15/2030
(j)
15,970 15,265
Capstone Borrower Inc
8.00%, 06/15/2030
(j)
5,325 5,440
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(j)
1,250 1,072
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(j)
4,300 3,807
Dye & Durham Ltd
8.63%, 04/15/2029
(j)
5,025 5,110
Ellucian Holdings Inc
6.50%, 12/01/2029
(j)
1,225 1,224
Fidelity National Information Services Inc
3.10%, 03/01/2041 100 71
Fiserv Inc
3.00%, 07/01/2031 GBP 100 118
4.40%, 07/01/2049 $ 1,134 891
5.15%, 08/12/2034 580 570
Intuit Inc
5.13%, 09/15/2028 75 78
Microsoft Corp
2.40%, 08/08/2026 200 196
2.68%, 06/01/2060 150 89
3.70%, 08/08/2046 100 81
4.10%, 02/06/2037 200 190
Open Text Corp
3.88%, 12/01/2029
(j)
450 415
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
2.30%, 03/25/2028 $ 1,591 $ 1,505
2.88%, 03/25/2031 100 90
3.60%, 04/01/2040 200 156
3.60%, 04/01/2050 100 68
3.80%, 11/15/2037 1,960 1,637
3.85%, 04/01/2060 150 100
4.00%, 11/15/2047 507 376
4.13%, 05/15/2045 200 155
4.30%, 07/08/2034 470 436
4.65%, 05/06/2030 100 100
5.55%, 02/06/2053 234 214
6.13%, 07/08/2039 100 103
Paychex Inc
5.10%, 04/15/2030 309 314
Playtika Holding Corp
4.25%, 03/15/2029
(j)
6,275 5,507
RingCentral Inc
8.50%, 08/15/2030
(j)
1,350 1,419
Roper Technologies Inc
4.20%, 09/15/2028 200 198
Salesforce Inc
1.95%, 07/15/2031 150 131
SAP SE
1.25%, 03/10/2028 EUR 100 110
SS&C Technologies Inc
6.50%, 06/01/2032
(j)
$ 2,350 2,382
UKG Inc
6.88%, 02/01/2031
(j)
2,925 3,009
VMware LLC
4.70%, 05/15/2030 100 99
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(j)
4,550 4,181
$ 58,839
Sovereign - 3.23%
Argentine Republic Government International Bond
4.12%, 07/09/2035
(l)
3,600 2,401
Benin Government International Bond
7.96%, 02/13/2038 1,200 1,080
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 27,666 4,614
Colombia Government International Bond
3.00%, 01/30/2030 $ 700 591
7.38%, 04/25/2030 1,200 1,217
7.50%, 02/02/2034 950 925
Colombian TES
12.75%, 11/28/2040 COP 9,076,000 2,137
13.25%, 02/09/2033 8,825,000 2,228
Dominican Republic International Bond
6.85%, 01/27/2045
(i)
$ 1,300 1,247
Ecuador Government International Bond
5.00%, 07/31/2040
(l)
1,100 573
5.50%, 07/31/2035
(l)
4,280 2,567
6.90%, 07/31/2030
(l)
700 523
Egypt Government Bond
24.46%, 10/01/2027 EGP 55,900 1,120
25.32%, 08/13/2027 53,500 1,086
Egypt Government International Bond
7.05%, 01/15/2032 $ 1,025 856
7.63%, 05/29/2032 950 809
8.63%, 02/04/2030
(j)
575 548
8.70%, 03/01/2049 1,600 1,200
Egypt Treasury Bills
20.72%, 09/16/2025
(q)
EGP 49,700 887
21.12%, 12/16/2025
(q)
22,500 380
El Salvador Government International Bond
0.25%, 04/17/2030
(j)
$ 33,000 675

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Gabon Government International Bond
6.63%, 02/06/2031 $ 1,050 $ 747
7.00%, 11/24/2031 225 159
Ghana Government International Bond
0.00%, 01/03/2030
(d),(j)
2,021 1,536
0.00%, 01/03/2030
(d)
1,085 825
5.00%, 07/03/2029
(j),(l)
2,075 1,771
Guatemala Government Bond
6.05%, 08/06/2031 2,000 1,988
Hungary Government International Bond
5.50%, 03/26/2036 2,300 2,172
Israel Government International Bond
4.13%, 01/17/2048 3,200 2,428
Ivory Coast Government International Bond
5.88%, 10/17/2031 EUR 2,625 2,710
8.08%, 04/01/2036
(j)
$ 2,325 2,149
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 150,000 1,037
Japan Government Ten Year Bond
0.70%, 12/20/2033 5,000 33
Letra Del Tesoro Nacional Capitalizable En Pesos
62.76%, 07/31/2025 ARS 878,200 776
Mexico Government International Bond
4.28%, 08/14/2041 $ 2,281 1,694
6.34%, 05/04/2053 400 351
Nigeria Government International Bond
7.38%, 09/28/2033 3,000 2,454
Pakistan Government International Bond
6.88%, 12/05/2027 3,050 2,679
Peru Government Bond
5.40%, 08/12/2034 PEN 3,900 980
Peruvian Government International Bond
6.90%, 08/12/2037 4,825 1,300
Republic of Cameroon International Bond
9.50%, 07/31/2031 $ 1,700 1,500
Republic of Italy Government International Bond
3.88%, 05/06/2051 1,013 698
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 10,658 2,546
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 50,850 2,117
8.88%, 02/28/2035 76,150 3,671
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(j)
$ 1,875 1,875
Senegal Government International Bond
4.75%, 03/13/2028 EUR 4,450 4,252
5.38%, 06/08/2037 500 362
6.75%, 03/13/2048 $ 1,175 719
Serbia International Bond
6.50%, 09/26/2033 1,925 1,984
Ukraine Government International Bond
1.75%, 02/01/2034
(j),(l)
873 435
1.75%, 02/01/2034
(l)
2,042 1,030
1.75%, 02/01/2035
(j),(l)
649 319
1.75%, 02/01/2035
(l)
389 194
Zambia Government International Bond
0.50%, 12/31/2053 3,850 2,193
$ 79,348
Student Loan Asset Backed Securities - 0.85%
CIT Education Loan Trust 2007-1
4.71%, 03/25/2042
(j)
1,297 1,270
1.00 x 90 Day Average Secured Overnight
Financing Rate + 0.35%
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042
(j)
966 900
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
ECMC Group Student Loan Trust 2024-1
5.50%, 11/27/2073
(j)
$ 933 $ 935
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(j)
1,676 1,703
National Collegiate Student Loan Trust 2005-2
4.81%, 06/25/2033 705 693
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.48%
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(j)
871 782
Navient Student Loan Trust
6.48%, 03/15/2072
(j)
720 745
Nelnet Student Loan Trust 2021-D
5.12%, 04/20/2062
(j)
299 293
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
Nelnet Student Loan Trust 2023-A
6.55%, 02/20/2041
(j)
466 476
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
6.64%, 02/20/2041
(j)
582 605
SLM Private Credit Student Loan Trust 2003-A
6.16%, 06/15/2032 1,939 768
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2005-B
4.89%, 06/15/2039 686 668
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.59%
SLM Private Credit Student Loan Trust 2006-A
4.85%, 06/15/2039 1,343 1,302
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.76%, 12/15/2039 495 480
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SLM Private Credit Student Loan Trust 2007-A
4.80%, 12/16/2041 1,616 1,577
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.50%
SLM Student Loan Trust 2008-2
5.37%, 04/27/2026 594 593
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.01%
SLM Student Loan Trust 2008-3
5.62%, 07/25/2028 1,800 1,781
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.26%
SLM Student Loan Trust 2008-4
6.27%, 01/25/2028 234 235
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.91%
SLM Student Loan Trust 2008-5
6.32%, 10/25/2027 1,517 1,524
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.96%
SLM Student Loan Trust 2008-6
5.72%, 04/25/2029 2,024 1,995
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.36%
SMB Private Education Loan Trust 2015-B
3.50%, 12/17/2040
(j)
239 237
SMB Private Education Loan Trust 2021-A
2.31%, 01/15/2053
(j)
256 248

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Towd Point Asset Trust 2021-SL1
5.83%, 11/20/2061
(j)
$ 1,200 $ 1,138
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.51%
$ 20,948
Supranational Bank - 0.41%
Africa Finance Corp
7.50%, 01/21/2030
(h),(j),(k)
1,525 1,489
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
European Bank for Reconstruction & Development
6.75%, 01/13/2032 INR 41,200 493
Inter-American Development Bank
1.13%, 07/20/2028 $ 2,279 2,104
7.00%, 01/25/2029 INR 131,000 1,573
7.00%, 04/17/2033 93,000 1,129
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 $ 1,857 1,726
6.50%, 04/17/2030 INR 136,000 1,597
$ 10,111
Telecommunications - 1.73%
Africell Holding Ltd
10.50%, 10/23/2029
(j)
$ 1,875 1,759
America Movil SAB de CV
6.13%, 03/30/2040 100 103
AT&T Inc
3.15%, 06/01/2030 EUR 100 114
3.55%, 09/15/2055 $ 200 134
3.65%, 06/01/2051 100 70
3.65%, 09/15/2059 100 66
3.85%, 06/01/2060 380 259
4.25%, 06/01/2043 GBP 100 105
4.30%, 11/18/2034 EUR 100 118
4.50%, 05/15/2035 $ 2,003 1,890
4.75%, 05/15/2046 1,207 1,028
4.90%, 08/15/2037 1,523 1,439
5.40%, 02/15/2034 703 718
5.55%, 08/15/2041 100 97
Axian Telecom
7.38%, 02/16/2027
(j)
1,775 1,758
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 50 50
5.60%, 08/11/2053 CAD 50 38
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 119
5.13%, 12/04/2028 $ 200 205
Cisco Systems Inc
2.50%, 09/20/2026 100 98
4.85%, 02/26/2029 1,081 1,109
5.05%, 02/26/2034 100 101
5.10%, 02/24/2035 612 620
5.30%, 02/26/2054 100 95
CommScope LLC
9.50%, 12/15/2031
(i),(j)
597 611
Corning Inc
3.90%, 11/15/2049 521 382
5.45%, 11/15/2079 404 347
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 74
Deutsche Telekom International Finance BV
4.38%, 06/21/2028
(j)
$ 150 150
Digicel Intermediate Holdings Ltd / Digicel
International Finance Ltd / DIFL US
9.00%, PIK 1.50%; 05/25/2027
(l),(m)
4,229 4,239
NTT Finance Corp
0.34%, 03/03/2030 EUR 100 101
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Orange SA
0.50%, 09/04/2032 EUR 100 $ 94
1.38%, 02/11/2029
(h),(k)
100 104
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.88%, 09/12/2030 200 216
Rogers Communications Inc
3.20%, 03/15/2027 $ 100 98
4.55%, 03/15/2052 100 79
5.30%, 02/15/2034 50 49
6.75%, 11/09/2039 CAD 100 84
Sprint Capital Corp
6.88%, 11/15/2028 $ 100 107
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(j)
120 121
Telecom Argentina SA
9.50%, 07/18/2031
(j)
1,200 1,256
Telefonica Emisiones SA
1.45%, 01/22/2027 EUR 100 112
4.90%, 03/06/2048 $ 1,007 840
5.52%, 03/01/2049 200 182
Telia Co AB
0.13%, 11/27/2030 EUR 100 97
Telstra Corp Ltd
1.38%, 03/26/2029 100 108
TELUS Corp
4.70%, 03/06/2048 CAD 100 67
T-Mobile USA Inc
3.00%, 02/15/2041 $ 2,892 2,069
3.60%, 11/15/2060 633 414
3.88%, 04/15/2030 100 96
4.38%, 04/15/2040 100 87
4.80%, 07/15/2028 200 202
5.05%, 07/15/2033 100 99
5.65%, 01/15/2053 100 95
VEON Holdings BV
3.38%, 11/25/2027 2,075 1,861
Verizon Communications Inc
0.19%, 03/24/2028 CHF 100 119
1.30%, 05/18/2033 EUR 100 96
1.75%, 01/20/2031 $ 150 128
2.36%, 03/15/2032 200 171
2.65%, 05/06/2030 AUD 200 115
2.85%, 09/03/2041 $ 1,396 976
2.99%, 10/30/2056 100 59
3.00%, 11/20/2060 986 572
3.40%, 03/22/2041 649 495
3.55%, 03/22/2051 100 71
3.88%, 03/01/2052 432 318
4.00%, 03/22/2050 100 76
4.02%, 12/03/2029 125 123
4.25%, 10/31/2030 EUR 100 120
4.50%, 08/10/2033 $ 1,034 997
4.78%, 02/15/2035 191 186
5.25%, 04/02/2035 1,086 1,092
Viasat Inc
5.63%, 09/15/2025
(j)
4,550 4,550
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(j)
3,450 3,010
Vodafone Group PLC
4.25%, 09/17/2050 311 236
5.63%, 02/10/2053 200 185
5.75%, 02/10/2063 487 444
5.88%, 06/28/2064 1,946 1,838
$ 42,511

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.55%, 11/19/2026 $ 200 $ 197
Transportation - 0.50%
BNSF Funding Trust I
6.61%, 12/15/2055
(k)
2,300 2,301
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 886 715
4.45%, 03/15/2043 867 755
5.20%, 04/15/2054 50 47
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 54
3.85%, 08/05/2032 $ 100 94
Canadian Pacific Railway Co
2.88%, 11/15/2029 100 94
4.30%, 05/15/2043 100 84
4.70%, 05/01/2048 623 537
5.20%, 03/30/2035 304 305
CSX Corp
3.35%, 09/15/2049 100 69
3.80%, 11/01/2046 100 77
Deutsche Post AG
0.38%, 05/20/2026 EUR 100 111
DSV Finance BV
1.38%, 03/16/2030 100 106
Federal Express Corp 2020-1 Pass Through Trusts
1.88%, 08/20/2035 $ 1,904 1,620
FedEx Corp
4.95%, 10/17/2048
(j)
100 83
Norfolk Southern Corp
4.55%, 06/01/2053 100 84
5.55%, 03/15/2034 100 104
Ryder System Inc
5.25%, 06/01/2028 100 102
5.50%, 06/01/2029 652 669
Transnet SOC Ltd
8.25%, 02/06/2028 3,000 3,019
TTX Co
5.50%, 09/25/2026
(j)
839 852
Union Pacific Corp
3.25%, 02/05/2050 100 68
3.60%, 09/15/2037 100 86
3.85%, 02/14/2072 100 68
United Parcel Service Inc
5.30%, 04/01/2050 200 187
$ 12,291
Trucking & Leasing - 0.35%
Fortress Transportation and Infrastructure Investors
LLC
7.00%, 05/01/2031
(j)
2,425 2,466
7.00%, 06/15/2032
(j)
1,100 1,115
GATX Corp
3.25%, 09/15/2026 985 967
5.50%, 06/15/2035 402 398
6.05%, 03/15/2034 100 104
Penske Truck Leasing Co Lp / PTL Finance Corp
5.25%, 02/01/2030
(j)
920 935
5.35%, 03/30/2029
(j)
384 391
5.88%, 11/15/2027
(j)
100 103
6.05%, 08/01/2028
(j)
940 978
6.20%, 06/15/2030
(j)
1,036 1,095
$ 8,552
Water - 0.15%
Aegea Finance Sarl
9.00%, 01/20/2031
(i),(j)
1,875 1,956
9.00%, 01/20/2031
(i)
250 261
American Water Capital Corp
4.15%, 06/01/2049 100 79
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Anglian Water Services Financing PLC
2.63%, 06/15/2027 GBP 100 $ 126
Essential Utilities Inc
3.35%, 04/15/2050 $ 100 66
Georgia Global Utilities JSC
8.88%, 07/25/2029
(j)
600 606
Northumbrian Water Finance PLC
6.38%, 10/28/2034 GBP 100 138
Southern Water Services Finance Ltd
6.19%, 03/31/2029 50 69
Suez SACA
5.00%, 11/03/2032 EUR 100 123
United Utilities Water Finance PLC
2.63%, 02/12/2031 GBP 100 117
Veolia Environnement SA
1.59%, 01/10/2028 EUR 200 221
$ 3,762
TOTAL BONDS $ 1,682,029
CONVERTIBLE BONDS - 0.02%
Principal
Amount (000's) Value (000's)
Chemicals - 0.02%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 600 $ 529
TOTAL CONVERTIBLE BONDS $ 529
SENIOR FLOATING RATE INTERESTS
- 11.78%
Principal
Amount (000's) Value (000's)
Advertising - 0.15%
Advantage Sales & Marketing Inc Term Loan B2
8.79%, 10/28/2027
(r)
$ 267 $ 234
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc Term Loan B
8.44%, 08/23/2028
(r)
1,750 1,693
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
8.44%, 08/23/2028
(r)
1,019 986
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
CMG Media Corp Term Loan B2
7.90%, 06/18/2029
(r)
137 130
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Dotdash Meredith Inc Term Loan B1
7.82%, 12/01/2028
(r)
267 258
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Planet US Buyer LLC Term Loan B
7.32%, 02/07/2031
(r)
396 393
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 3,694
Aerospace & Defense - 0.13%
Azorra Soar Tlb Finance Ltd Term Loan B
7.80%, 10/18/2029
(r)
249 247
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Bleriot US Bidco Inc Term Loan B
7.05%, 10/31/2030
(r)
292 290
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Goat Holdco LLC Term Loan B
7.32%, 12/10/2031
(r)
581 571
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kaman Corp
7.05%, 01/30/2032
(r)
914 899
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Signia Aerospace LLC Term Loan B
7.32%, 11/21/2031
(r)
$ 173 $ 171
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
TransDigm Inc Term Loan J
6.80%, 02/28/2031
(r)
795 787
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc Term Loan L
6.80%, 01/19/2032
(r)
307 304
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
$ 3,269
Airlines - 0.05%
AAdvantage Loyalty IP Ltd Term Loan B
6.52%, 04/20/2028
(r)
647 632
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Air Canada Term Loan B
6.32%, 03/21/2031
(r)
307 303
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
SkyMiles IP Ltd Term Loan B
8.02%, 10/20/2027
(r)
246 248
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
6.28%, 02/22/2031
(r)
160 159
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 1,342
Apparel - 0.04%
ABG Intermediate Holdings 2 LLC Term Loan B1
6.57%, 12/21/2028
(r)
283 277
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Varsity Brands Inc Term Loan B
7.82%, 08/26/2031
(r)
425 417
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
7.82%, 08/26/2031
(r)
398 391
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 1,085
Automobile Parts & Equipment - 0.21%
Clarios Global LP Term Loan B
6.83%, 05/04/2030
(r)
580 568
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.07%, 01/14/2032
(r)
480 469
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dexko Global Inc Term Loan B
8.19%, 10/04/2028
(r)
155 143
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
First Brands Group LLC Term Loan B
9.55%, 03/30/2027
(r)
2,645 2,451
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
9.56%, 03/30/2027
(r)
321 298
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
First Brands Group LLC Term Loan
13.05%, 03/30/2028
(r)
1,475 1,239
CME Term Secured Overnight Financing
Rate 3 Month + 8.50%
$ 5,168
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Banks - 0.00%
Ascensus Holdings Inc Term Loan B
7.32%, 08/02/2028
(r)
$ 85 $ 84
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Beverages - 0.06%
BrewCo Borrower LLC Term Loan
0.00%, 04/05/2028
(d),(r)
143 52
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
0.00%, 04/05/2028
(d),(r)
374 138
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
6.08%, PIK 7.50%, 01/05/2026
(m),(r)
37 33
CME Term Secured Overnight Financing
Rate 3 Month + 9.00%
Pegasus Bidco BV Term Loan B
7.57%, 07/12/2029
(r)
197 196
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Primo Brands Corp Term Loan B
6.55%, 03/31/2028
(r)
956 947
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 1,366
Building Materials - 0.11%
ACProducts Holdings Inc Term Loan B
8.81%, 05/17/2028
(r)
104 70
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC Term Loan B
7.67%, 10/22/2028
(r)
548 540
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cornerstone Building Brands Inc Term Loan B
7.67%, 04/12/2028
(r)
92 80
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Eco Material Technologies Inc
7.47%, 01/30/2032
(r)
1,275 1,260
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Knife River Corp Term Loan B
6.28%, 02/20/2032
(r)
35 35
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.32%, 03/21/2031
(r)
127 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Quikrete Holdings Inc Term Loan B3
6.57%, 01/31/2032
(r)
403 395
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Quikrete Holdings Inc Term Loan B1
6.57%, 04/14/2031
(r)
139 136
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 2,641
Chemicals - 0.43%
Advancion Holdings LLC Term Loan
12.17%, 10/27/2028
(r)
8,680 8,059
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Discovery Purchaser Corp Term Loan B
8.02%, 08/04/2029
(r)
338 335
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Ecovyst Catalyst Technologies LLC Term Loan B
6.30%, 06/12/2031
(r)
$ 215 $ 211
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Fortis 333 Inc Term Loan B
7.80%, 02/06/2032
(r)
165 161
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Herens US Holdco Corp Term Loan B
8.32%, 07/03/2028
(r)
202 184
CME Term Secured Overnight Financing
Rate 3 Month + 3.93%
INEOS US Finance LLC Term Loan B
7.32%, 02/07/2031
(r)
73 68
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.57%, 02/18/2030
(r)
177 165
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
INEOS US Petrochem LLC Term Loan B
8.58%, 10/01/2031
(r)
79 66
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
8.67%, 04/02/2029
(r)
242 206
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
NIC Acquisition Corp Term Loan B
8.31%, 12/29/2027
(r)
125 106
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Nouryon Finance BV Term Loan B
7.55%, 04/03/2028
(r)
719 713
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
USALCO LLC Term Loan B
8.30%, 09/30/2031
(r)
203 203
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 10,477
Commercial Services - 0.73%
Allied Universal Holdco LLC Term Loan B
8.17%, 05/12/2028
(r)
730 729
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB Term Loan B1
7.49%, 11/16/2028
(r)
741 735
CME Term Secured Overnight Financing
Rate 3 Month + 3.15%
Anticimex Global AB Term Loan B6
7.74%, 11/16/2028
(r)
56 56
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Belron Finance 2019 LLC Term Loan B
7.05%, 10/16/2031
(r)
299 298
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Boost Newco Borrower LLC Term Loan B2
6.30%, 01/31/2031
(r)
1,056 1,054
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Camelot US Acquisition LLC Term Loan B
7.07%, 01/31/2031
(r)
170 167
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Catawba Nation Gaming Authority Term Loan B
9.05%, 03/29/2032
(r)
145 144
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Champions Financing Inc Term Loan B
9.07%, 02/23/2029
(r)
$ 2,494 $ 2,230
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Corp Service Co Term Loan B
6.32%, 11/02/2029
(r)
291 288
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Creative Artists Agency LLC Term Loan B
7.07%, 10/01/2031
(r)
499 496
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Driven Holdings LLC Term Loan B
7.44%, 12/17/2028
(r)
84 83
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Element Materials Technology Group US Holdings
Inc
8.05%, 07/06/2029
(r)
390 388
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Ensemble RCM LLC Term Loan B
7.29%, 08/01/2029
(r)
235 234
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
First Advantage Holdings LLC Term Loan B
7.58%, 09/19/2031
(r)
255 253
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Garda World Security Corp Term Loan B
7.47%, 02/01/2029
(r)
539 533
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Gloves Buyer Inc
0.00%, 01/17/2032
(r),(s)
2,590 2,468
Jupiter Buyer Inc Term Loan B
9.03%, 10/10/2031
(r)
273 272
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Learning Care Group US No 2 Inc Term Loan B
8.29%, 08/11/2028
(r)
4,812 4,783
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Mister Car Wash Holdings Inc Term Loan B
6.79%, 03/27/2031
(r)
399 395
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
OMNIA Partners LLC Term Loan B
7.03%, 07/25/2030
(r)
282 281
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
PG Polaris BidCo Sarl Term Loan B
7.30%, 03/26/2031
(r)
243 242
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Prime Security Services Borrower LLC Term Loan
B1
6.32%, 10/13/2030
(r)
222 221
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Spin Holdco Inc Term Loan B
8.56%, 03/03/2028
(r)
911 741
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wand NewCo 3 Inc Term Loan B2
6.82%, 01/30/2031
(r)
516 509
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
XPLOR T1 LLC Term Loan B
7.80%, 06/24/2031
(r)
$ 234 $ 233
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 17,833
Computers - 0.20%
Amentum Holdings Inc Term Loan B
6.57%, 07/30/2031
(r)
139 137
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Fortress Intermediate 3 Inc Term Loan B
8.07%, 06/27/2031
(r)
433 423
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Javelin Buyer Inc
7.56%, 10/08/2031
(r)
444 442
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Kaseya Inc Term Loan B
7.57%, 03/06/2032
(r)
650 645
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
7.57%, 03/06/2032
(r)
418 415
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
McAfee Corp Term Loan B1
7.32%, 03/01/2029
(r)
571 534
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
NCR Atleos Corp Term Loan B
8.05%, 03/27/2029
(r)
107 107
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Perforce Software Inc Term Loan B
9.08%, 03/21/2031
(r)
296 278
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Synechron Inc Term Loan B
8.04%, 10/03/2031
(r)
250 246
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
VeriFone Systems Inc Term Loan
10.21%, 08/18/2028
(r)
548 485
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Vision Solutions Inc Term Loan B
8.55%, 04/23/2028
(r)
299 281
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
World Wide Technology Holding Co LLC Term
Loan B
6.58%, 03/01/2030
(r)
220 219
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
X Corp Term Loan B1
10.95%, 10/26/2029
(r)
393 380
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
X Corp Term Loan B3
9.50%, 10/26/2029
(r)
345 336
$ 4,928
Consumer Products - 0.00%
VC GB Holdings I Corp Term Loan B
0.00%, 06/30/2028
(r),(s)
57 54
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0.02%
Conair Holdings LLC Term Loan B
8.19%, 05/17/2028
(r)
$ 72 $ 36
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Opal US LLC Term Loan B
0.00%, 03/31/2032
(r),(s)
330 327
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 363
Distribution & Wholesale - 0.17%
Gates Corp/DE Term Loan B5
6.07%, 06/04/2031
(r)
274 271
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Infinite Bidco LLC Term Loan
11.55%, 02/24/2029
(r)
4,850 3,983
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
$ 4,254
Diversified Financial Services - 0.05%
Dechra Finance US LLC Term Loan B
7.51%, 12/04/2031
(r)
125 124
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
FNZ USA FinCo LLC Term Loan B
9.29%, 11/05/2031
(r)
180 149
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Jump Financial LLC Term Loan B
8.55%, 02/20/2032
(r)
750 746
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Kestra Advisor Services Holdings A Inc Term Loan
B
7.32%, 03/22/2031
(r)
259 256
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,275
Electric - 0.17%
Cornerstone Generation LLC Term Loan B
0.00%, 10/28/2031
(r),(s)
484 484
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
EFS Cogen Holdings I LLC Term Loan B
7.80%, 10/03/2031
(r)
129 129
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Kestrel Acquisition LLC Term Loan B
7.80%, 10/29/2031
(r)
199 198
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Long Ridge Energy LLC
8.82%, 02/07/2032
(r)
125 118
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Talen Energy Supply LLC Term Loan B
6.82%, 05/17/2030
(r)
1,560 1,553
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
6.82%, 12/11/2031
(r)
1,387 1,380
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Thunder Generation Funding LLC Term Loan B
7.30%, 10/02/2031
(r)
205 204
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 4,066

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.05%
Coherent Corp Term Loan B2
6.32%, 07/02/2029
(r)
$ 174 $ 172
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Ingram Micro Inc Term Loan B1
7.05%, 09/17/2031
(r)
162 162
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Lsf12 Crown US Commercial Bidco LLC Term
Loan B
8.57%, 12/02/2031
(r)
980 939
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
MX Holdings US Inc Term Loan B
6.56%, 02/20/2032
(r)
48 48
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,321
Engineering & Construction - 0.06%
Apple Bidco LLC Term Loan B
6.82%, 09/22/2031
(r)
458 452
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Brown Group Holding LLC Term Loan B1
6.82%, 07/01/2031
(r)
222 220
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Brown Group Holding LLC Term Loan B2
6.81%, 07/01/2031
(r)
516 510
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Centuri Group Inc Term Loan B
6.93%, 08/18/2028
(r)
256 256
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,438
Entertainment - 0.26%
AMC Entertainment Holdings Inc Term Loan
11.32%, 01/04/2029
(r)
948 931
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc Term Loan B1
6.56%, 02/06/2031
(r)
617 606
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Churchill Downs Inc Term Loan B1
6.07%, 03/17/2028
(r)
577 572
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Cinemark USA Inc Term Loan B
7.07%, 05/24/2030
(r)
243 242
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Crown Finance US Inc Term Loan B
9.57%, 10/31/2031
(r)
735 728
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Entain PLC Term Loan B
7.05%, 10/31/2029
(r)
520 519
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Flutter Financing BV Term Loan B
6.05%, 11/30/2030
(r)
608 598
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Light & Wonder International Inc Term Loan B2
6.57%, 04/14/2029
(r)
$ 167 $ 166
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
7.80%, 11/12/2029
(r)
135 128
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PCI Gaming Authority Term Loan B
6.32%, 07/18/2031
(r)
214 212
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Penn Entertainment Inc Term Loan B
6.82%, 05/03/2029
(r)
188 187
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Scientific Games Holdings LP Term Loan B
7.28%, 04/04/2029
(r)
562 557
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc Term Loan B3
6.32%, 12/04/2031
(r)
310 306
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Six Flags Entertainment Corp Term Loan B
6.32%, 04/18/2031
(r)
179 177
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UFC Holdings LLC Term Loan B4
6.58%, 11/14/2031
(r)
423 423
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 6,352
Environmental Control - 0.08%
GFL ES US LLC Term Loan B
6.82%, 02/04/2032
(r)
294 290
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Madison IAQ LLC Term Loan B
6.76%, 06/21/2028
(r)
213 210
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Reworld Holding Corp Term Loan B1
6.58%, 11/30/2028
(r)
261 260
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp Term Loan C1
6.58%, 11/30/2028
(r)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Win Waste Innovations Holdings Inc Term Loan
7.19%, 03/24/2028
(r)
1,236 1,218
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Win Waste Innovations Holdings Inc Term Loan B1
8.19%, 03/24/2028
(r)
70 70
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 2,068
Food - 0.05%
8th Avenue Food & Provisions Inc Term Loan B
8.19%, 10/01/2025
(r)
318 299
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.19%, 10/01/2025
(r)
90 83
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Aspire Bakeries Hldgs LLC
8.58%, 12/13/2030
(r)
$ 139 $ 139
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
CHG PPC Parent LLC Term Loan B
7.44%, 12/08/2028
(r)
229 229
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc Term Loan B
7.58%, 02/12/2031
(r)
235 233
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Froneri US Inc Term Loan B
6.24%, 09/17/2031
(r)
230 228
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Savor Acquisition Inc Term Loan B
7.58%, 02/04/2032
(r)
91 91
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 1,302
Hand & Machine Tools - 0.01%
Madison Safety & Flow LLC Term Loan B
7.07%, 09/26/2031
(r)
169 168
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Products - 0.16%
Bausch + Lomb Corp Term Loan B
7.67%, 05/10/2027
(r)
1,247 1,232
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Insulet Corp Term Loan B
6.83%, 08/01/2031
(r)
238 238
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Medline Borrower LP Term Loan B
6.57%, 10/23/2028
(r)
1,811 1,798
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Resonetics LLC Term Loan B
7.54%, 06/18/2031
(r)
272 269
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Viant Medical Holdings Inc
8.32%, 10/17/2031
(r)
388 387
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 3,924
Healthcare - Services - 0.84%
ADMI Corp Term Loan B1
10.07%, 12/23/2027
(r)
296 290
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AHP Health Partners Inc Term Loan B
7.08%, 08/24/2028
(r)
194 193
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Aveanna Healthcare LLC Term Loan
11.46%, 12/10/2029
(r)
1,980 1,863
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Aveanna Healthcare LLC Term Loan B
8.16%, 07/17/2028
(r)
5,607 5,487
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Concentra Health Services Inc Term Loan B1
6.32%, 07/26/2031
(r)
$ 249 $ 247
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Eyecare Partners LLC PIK Term Loan C
0.00%, PIK 10.98%, 11/30/2028
(m),(r)
552 138
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Eyecare Partners LLC PIK Term Loan B
5.39%, PIK 3.61%, 11/30/2028
(m),(r)
3,564 2,746
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
5.39%, PIK 3.61%, 11/30/2028
(m),(r)
166 128
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc PIK Term Loan B
9.07%, PIK 0.75%, 10/31/2028
(m),(r)
743 740
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Heartland Dental LLC Term Loan B
8.83%, 04/28/2028
(r)
958 946
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
National Mentor Holdings Inc Term Loan B
8.17%, 03/02/2028
(r)
473 450
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
National Mentor Holdings Inc Term Loan C
8.14%, 03/02/2028
(r)
14 13
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Pacific Dental Services LLC Term Loan B
7.07%, 03/15/2031
(r)
389 385
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Phoenix Guarantor Inc Term Loan B5
6.83%, 02/21/2031
(r)
486 482
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Newco Inc Term Loan B
6.82%, 11/15/2028
(r)
998 991
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiology Partners Inc
6.59%, PIK 1.50%, 01/31/2029
(m),(r)
515 497
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Select Medical Corp Term Loan B2
6.32%, 11/18/2031
(r)
226 226
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Sound Inpatient Physicians Inc PIK Term Loan B
8.06%, PIK 1.50%, 06/28/2028
(m),(r)
264 238
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Sound Inpatient Physicians Inc PIK Term Loan C
11.31%, PIK 0.00%, 06/28/2029
(m),(r)
3,172 2,228
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Sound Inpatient Physicians Inc PIK Term Loan A
11.06%, 06/28/2028
(r)
28 29
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Star Parent Inc Term Loan B
0.00%, 09/27/2030
(r),(s)
161 155
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Surgery Center Holdings Inc Term Loan
7.07%, 12/19/2030
(r)
$ 1,235 $ 1,230
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Team Health Holdings Inc Term Loan B
9.54%, 03/02/2027
(r)
1,029 999
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 20,701
Home Builders - 0.05%
Tecta America Corp
7.32%, 02/12/2032
(r)
1,300 1,285
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Home Furnishings - 0.09%
AI Aqua Merger Sub Inc Term Loan B
7.32%, 07/31/2028
(r)
822 811
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
MillerKnoll Inc Term Loan B
6.44%, 07/19/2028
(r)
383 374
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Somnigroup International Inc Term Loan B
6.82%, 10/03/2031
(r)
249 248
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Weber-Stephen Products LLC Term Loan B
7.69%, 10/30/2027
(r)
649 608
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Weber-Stephen Products LLC Term Loan
8.67%, 10/30/2027
(r)
94 87
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 2,128
Insurance - 1.10%
Acrisure LLC Term Loan B6
7.32%, 11/06/2030
(r)
458 452
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Alliant Holdings Intermediate LLC Term Loan B6
7.07%, 09/12/2031
(r)
959 951
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AmWINS Group Inc Term Loan B
6.57%, 01/23/2032
(r)
312 311
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
AssuredPartners Inc Term Loan B5
7.82%, 02/14/2031
(r)
692 692
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC Term Loan B8
7.69%, 12/23/2026
(r)
827 820
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B9
7.69%, 07/31/2027
(r)
163 159
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B3
0.00%, 01/31/2028
(r),(s)
156 145
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
9.69%, 01/31/2028
(r)
7,900 7,358
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Asurion LLC Term Loan B4
0.00%, 01/20/2029
(r),(s)
$ 127 $ 116
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
9.69%, 01/20/2029
(r)
9,150 8,375
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
9.69%, 01/20/2029
(r)
950 869
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC Term Loan B11
8.68%, 08/19/2028
(r)
207 200
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
BroadStreet Partners Inc Term Loan B4
7.32%, 06/14/2031
(r)
1,396 1,388
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
HUB International Ltd Term Loan B
6.77%, 06/20/2030
(r)
743 737
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Ryan Specialty LLC Term Loan B
6.58%, 09/10/2031
(r)
563 561
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sedgwick Claims Management Services Inc Term
Loan B
7.31%, 07/31/2031
(r)
915 910
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
TIH Insurance Holdings LLC Term Loan B
7.05%, 05/06/2031
(r)
542 536
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
TIH Insurance Holdings LLC Term Loan
9.05%, 05/06/2032
(r)
1,447 1,442
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
USI Inc/NY Term Loan C
6.55%, 09/27/2030
(r)
231 229
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
USI Inc/NY Term Loan D
6.55%, 11/22/2029
(r)
820 814
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 27,065
Internet - 0.65%
Arches Buyer Inc Term Loan B
7.67%, 12/06/2027
(r)
5,535 5,416
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CNT Holdings I Corp Term Loan B
6.80%, 11/08/2032
(r)
666 662
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
MH Sub I LLC Term Loan
10.57%, 02/12/2029
(r)
7,550 6,682
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Proofpoint Inc Term Loan B
7.32%, 08/31/2028
(r)
518 514
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Ten-X LLC Term Loan
10.11%, 05/26/2028
(r)
$ 2,976 $ 2,693
CME Term Secured Overnight Financing
Rate 6 Month + 6.00%
$ 15,967
Investment Companies - 0.34%
Aragorn Parent Corp Term Loan B
8.57%, 12/15/2028
(r)
183 183
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Nexus Buyer LLC Term Loan
10.67%, 11/05/2029
(r)
7,600 7,479
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Nexus Buyer LLC Term Loan B
7.82%, 07/31/2031
(r)
698 696
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 8,358
Leisure Products & Services - 0.17%
Alterra Mountain Co Term Loan B6
7.08%, 08/17/2028
(r)
473 473
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Carnival Corp Term Loan B
6.33%, 08/08/2027
(r)
222 222
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.33%, 10/18/2028
(r)
255 254
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
ClubCorp Holdings Inc Term Loan B
9.56%, 09/18/2026
(r)
1,569 1,569
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
GBT US III LLC Term Loan B1
6.74%, 07/28/2031
(r)
199 197
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Hayward Industries Inc Term Loan B
6.94%, 05/28/2028
(r)
278 276
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
MajorDrive Holdings IV LLC Term Loan B
0.00%, 06/01/2028
(r),(s)
1,037 960
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SRAM LLC Term Loan B
6.57%, 02/21/2032
(r)
203 196
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Topgolf Callaway Brands Corp Term Loan B
7.32%, 03/16/2030
(r)
141 132
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 4,279
Lodging - 0.01%
Fertitta Entertainment LLC/NV Term Loan B
7.82%, 01/13/2029
(r)
345 336
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Machinery - Diversified - 0.74%
Chart Industries Inc Term Loan B
6.79%, 03/15/2030
(r)
181 180
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Engineered Machinery Holdings Inc Term Loan
10.56%, 05/21/2029
(r)
$ 15,613 $ 15,301
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Husky Injection Molding Systems Ltd Term Loan B
8.79%, 02/01/2029
(r)
281 274
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
Oregon Tool Lux LP Term Loan
0.00%, 10/15/2029
(r),(s)
25 25
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
TK Elevator US Newco Inc Term Loan B
7.24%, 04/30/2030
(r)
1,392 1,385
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Victory Buyer LLC Term Loan
8.19%, 11/18/2028
(r)
1,031 996
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 18,161
Media - 0.80%
Cengage Learning Inc Term Loan B
7.83%, 03/22/2031
(r)
618 615
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Century DE Buyer LLC Term Loan
7.79%, 10/30/2030
(r)
247 246
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
CSC Holdings LLC Term Loan B5
8.85%, 04/15/2027
(r)
647 622
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
CSC Holdings LLC Term Loan B6
8.82%, 01/18/2028
(r)
699 680
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Directv Financing LLC Term Loan Non-Extended
9.54%, 08/02/2027
(r)
86 86
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
McGraw-Hill Education Inc Term Loan B
7.57%, 08/06/2031
(r)
286 285
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Nexstar Media Inc Term Loan B4
6.94%, 09/18/2026
(r)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SportsNet New York
10.25%, 04/10/2026
(e),(r)
20,693 15,441
Sunrise Financing Partnership Term Loan AAA
6.79%, 01/31/2032
(r)
222 220
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Virgin Media Bristol LLC Term Loan Q
7.68%, 01/31/2029
(r)
150 147
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Virgin Media Bristol LLC Term Loan Y
7.37%, 03/31/2031
(r)
300 291
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Ziggo Financing Partnership Term Loan I
6.94%, 04/28/2028
(r)
$ 808 $ 794
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 19,692
Mining - 0.17%
Arctic Canadian Diamond Co Ltd
9.89%, 06/30/2026
(e),(r)
4,510 4,077
Arsenal AIC Parent LLC Term Loan B
7.07%, 08/18/2030
(r)
103 102
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 4,179
Packaging & Containers - 0.26%
Berlin Packaging LLC Term Loan B7
7.82%, 06/07/2031
(r)
418 415
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Clydesdale Acquisition Holdings Inc Term Loan B
7.50%, 04/13/2029
(r)
603 598
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
7.55%, 03/26/2032
(r)
737 731
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Klockner Pentaplast of America Inc Term Loan B
9.23%, 02/12/2026
(r)
580 518
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
LABL Inc Term Loan B
9.42%, 10/27/2028
(r)
3,234 2,779
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Plaze Inc Term Loan B
8.19%, 08/03/2026
(r)
45 42
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC Term Loan B
8.28%, 09/15/2028
(r)
459 451
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc Term Loan B
8.07%, 03/27/2031
(r)
212 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
TricorBraun Holdings Inc Term Loan B
7.69%, 03/03/2028
(r)
546 537
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 6,281
Pharmaceuticals - 0.49%
Amneal Pharmaceuticals LLC Term Loan B
9.83%, 05/04/2028
(r)
223 223
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
7.65%, 03/03/2031
(r)
190 187
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Covetrus Inc Term Loan
9.30%, 10/13/2029
(r)
8,933 8,379
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Gainwell Acquisition Corp Term Loan B
8.40%, 10/01/2027
(r)
395 367
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Financing Lux Sarl Term Loan B2
6.57%, 05/05/2028
(r)
$ 111 $ 110
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co Term Loan B
6.57%, 05/19/2031
(r)
695 664
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Perrigo Investments LLC Term Loan B
6.32%, 04/20/2029
(r)
185 184
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Sharp Services LLC Term Loan D
7.55%, 12/31/2028
(r)
1,922 1,910
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 12,024
Pipelines - 0.10%
EPIC Crude Services LP Term Loan B
7.40%, 10/15/2031
(r)
249 249
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP
7.53%, 11/17/2026
(r)
918 909
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP Term Loan B
8.51%, 12/21/2028
(r)
530 521
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Oryx Midstream Services Permian Basin LLC Term
Loan B
6.57%, 10/05/2028
(r)
201 199
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
TransMontaigne Operating Co LP Term Loan B
7.57%, 11/17/2028
(r)
280 280
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Traverse Midstream Partners LLC Term Loan B
7.36%, 02/16/2028
(r)
248 247
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 2,405
Real Estate - 0.06%
CoreLogic Inc Term Loan B
7.94%, 06/02/2028
(r)
360 355
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cushman & Wakefield US Borrower LLC Term
Loan B3
7.57%, 01/31/2030
(r)
243 243
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cushman & Wakefield US Borrower LLC Term
Loan B2
7.08%, 01/31/2030
(r)
255 253
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Forest City Enterprises LLC Term Loan B
7.94%, 12/07/2025
(r)
615 590
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 1,441

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.26%
EG America LLC Term Loan B2
8.56%, 02/07/2028
(r)
$ 274 $ 273
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Foundation Building Materials Inc Term Loan B3
0.00%, 01/29/2031
(r),(s)
2,030 1,881
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Gulfside Supply Inc Term Loan B
7.30%, 05/29/2031
(r)
212 210
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
IRB Holding Corp Term Loan B
6.82%, 12/15/2027
(r)
629 624
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Johnstone Supply LLC Term Loan B
6.82%, 06/09/2031
(r)
289 286
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
LBM Acquisition LLC Term Loan B
8.18%, 12/17/2027
(r)
60 59
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.18%, 06/06/2031
(r)
218 206
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC Term Loan B1
6.81%, 04/23/2031
(r)
198 196
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Petco Health & Wellness Co Inc Term Loan B
7.81%, 03/03/2028
(r)
181 157
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
PetSmart LLC Term Loan B
8.17%, 02/11/2028
(r)
933 918
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Restoration Hardware Inc Term Loan B
6.94%, 10/20/2028
(r)
205 190
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC Term Loan B
8.55%, 03/31/2029
(r)
999 971
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
WH Borrower LLC
9.07%, 02/12/2032
(r)
155 148
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
White Cap Supply Holdings LLC Term Loan B
7.57%, 10/19/2029
(r)
208 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 6,322
Semiconductors - 0.14%
Altar Bidco Inc Term Loan
9.75%, 02/01/2030
(r)
3,570 3,372
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1.77%
Applied Systems Inc Term Loan B1
8.80%, 02/24/2032
(r)
2,700 2,757
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Ascend Learning LLC Term Loan B
0.00%, 12/11/2028
(r),(s)
$ 2,250 $ 2,221
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Avalara Inc Term Loan B
7.55%, 03/19/2032
(r)
369 367
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Avaya Inc PIK Term Loan Exit
11.82%, PIK 0.00%, 07/31/2028
(m),(r)
1,021 791
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc Term Loan B
7.57%, 04/30/2031
(r)
357 355
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
BMC Software Inc Term Loan B
7.32%, 07/30/2031
(r)
1,252 1,226
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Cast & Crew LLC Term Loan B
8.07%, 12/29/2028
(r)
2,606 2,491
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
CCC Intelligent Solutions Inc Term Loan B
6.32%, 01/23/2032
(r)
135 134
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cloud Software Group Inc Term Loan B2
0.00%, 03/21/2031
(r),(s)
60 59
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Cloudera Inc Term Loan
10.42%, 10/08/2029
(r)
1,120 1,049
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clover Holdings 2 LLC
7.64%, 12/09/2031
(r)
830 818
Cotiviti Inc Term Loan B
7.07%, 05/01/2031
(r)
458 448
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cotiviti Inc Term Loan
7.08%, 02/13/2032
(r)
250 244
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dayforce Inc Term Loan B
6.28%, 03/01/2031
(r)
195 195
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
DTI Holdco Inc Term Loan B
8.32%, 04/26/2029
(r)
141 138
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Dun & Bradstreet Corp/The Term Loan B2
6.57%, 01/18/2029
(r)
237 236
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ellucian Holdings Inc Term Loan
9.07%, 11/15/2032
(r)
620 619
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
9.07%, 11/15/2032
(r)
1,450 1,448
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Ellucian Holdings Inc Term Loan B
7.32%, 10/09/2029
(r)
$ 562 $ 559
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Envestnet Inc/BCPE Pequod Buyer Inc
7.82%, 09/19/2031
(r)
210 209
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Epicor Software Corp Term Loan B
7.07%, 05/23/2031
(r)
1,551 1,543
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
EVERTEC Group LLC Term Loan B
7.07%, 10/30/2030
(r)
189 188
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
FinThrive Software Intermediate Holdings Inc Term
Loan B
8.32%, 12/17/2028
(r)
206 198
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Genesys Cloud Services Inc Term Loan B
6.83%, 01/23/2032
(r)
1,290 1,271
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Icon Parent Inc
7.32%, 09/11/2031
(r)
854 848
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Informatica LLC Term Loan B
6.57%, 10/27/2028
(r)
515 514
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Isolved Inc Term Loan B
7.58%, 10/15/2030
(r)
191 191
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Kaseya Inc
9.32%, 03/05/2033
(r)
3,770 3,677
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
9.32%, 03/05/2033
(r)
2,175 2,122
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Leia Finco US LLC Term Loan
9.46%, 10/11/2032
(r)
4,100 3,895
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Leia Finco US LLC Term Loan B
7.46%, 10/09/2031
(r)
2,300 2,283
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
7.46%, 10/09/2031
(r)
700 695
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(r)
1,608 12
Marcel Bidco LLC Term Loan B7
7.85%, 11/11/2030
(r)
283 282
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Mitchell International Inc Term Loan B
7.57%, 06/17/2031
(r)
757 746
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Modena Buyer LLC Term Loan B
8.81%, 04/18/2031
(r)
$ 2,587 $ 2,447
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Open Text Corp Term Loan B
6.07%, 01/31/2030
(r)
323 321
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
PointClickCare Technologies Inc Term Loan B
7.55%, 10/10/2031
(r)
224 224
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Polaris Newco LLC Term Loan B
0.00%, 06/02/2028
(r),(s)
113 109
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Project Alpha Intermediate Holding Inc Term Loan
B
7.55%, 10/28/2030
(r)
336 334
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
QXO Inc Term Loan B
0.00%, 04/23/2032
(r),(s)
320 320
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Rackspace Finance LLC Term Loan B
7.19%, 05/15/2028
(r)
733 294
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.69%, 05/15/2028
(r)
318 315
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Riverbed Technology
6.80%, PIK 2.00%, 07/01/2028
(m),(r)
537 287
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rocket Software Inc Term Loan B
8.57%, 11/28/2028
(r)
694 688
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Sophos Holdings LLC Term Loan B
7.93%, 03/05/2027
(r)
175 174
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SS&C Technologies Inc Term Loan B8
6.36%, 05/09/2031
(r)
268 267
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc Term Loan B
7.32%, 02/10/2031
(r)
1,276 1,272
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
VS Buyer LLC Term Loan B
7.02%, 04/12/2031
(r)
313 311
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
West Technology Group LLC Term Loan B3
8.54%, 04/09/2027
(r)
774 551
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc Term Loan B
7.08%, 09/28/2029
(r)
592 577
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
7.57%, 10/25/2031
(r)
249 244
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 43,564

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.50%
Altice France SA TERM B14-Exit
0.00%, 08/15/2028
(r),(s)
$ 72 $ 65
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Altice France SA Term Loan B11
9.25%, 07/31/2025
(r)
168 146
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Altice France SA Term Loan B12
10.19%, 01/31/2026
(r)
151 132
CME Term Secured Overnight Financing
Rate 6 Month + 3.69%
Altice France SA Term Loan B13
10.50%, 08/14/2026
(r)
711 621
CME Term Secured Overnight Financing
Rate 6 Month + 4.00%
Cincinnati Bell Inc Term Loan B4
7.07%, 11/22/2028
(r)
720 715
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CommScope LLC
9.57%, 12/18/2029
(r)
1,979 1,940
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Connect Finco SARL Term Loan B
0.00%, 09/27/2029
(r),(s)
74 66
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Cyborg Oldco DC Holdings Inc Term Loan B
0.00%, 05/01/2024
(d),(r)
454 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc Term Loan B
7.62%, 11/30/2029
(r)
875 868
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Digicel International Finance Ltd PIK Term Loan B
9.53%, PIK 2.25%, 05/25/2027
(m),(r)
741 726
CME Term Secured Overnight Financing
Rate 3 Month + 5.15%
Frontier Communications Holdings LLC Term Loan
B
6.79%, 07/01/2031
(r)
1,568 1,559
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Level 3 Financing Inc Term Loan B3
0.00%, 03/22/2032
(r),(s)
1,362 1,357
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Lumen Technologies Inc Term Loan A
10.32%, 06/01/2028
(r)
458 455
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc Term Loan B2
6.79%, 04/15/2030
(r)
789 751
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
MLN US Holdco LLC
0.00%, 10/18/2027
(d),(r)
537 —
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
MLN US Holdco LLC Term Loan
0.00%, 11/30/2025
(d),(r)
824 2
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Syniverse Holdings LLC/DE Term Loan
11.30%, 05/13/2027
(r)
$ 226 $ 215
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Viasat Inc Term Loan B
0.00%, 03/04/2029
(r),(s)
30 28
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
8.94%, 05/30/2030
(r)
127 115
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Zayo Group Holdings Inc Term Loan B
7.44%, 03/09/2027
(r)
2,724 2,527
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 12,288
Transportation - 0.05%
Lasership Inc PIK Term Loan E
6.06%, PIK 7.00%, 08/10/2029
(m),(r)
4,868 859
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
PODS LLC Term Loan B
0.00%, 03/31/2028
(r),(s)
129 119
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Stonepeak Nile Parent LLC Term Loan B
6.98%, 02/04/2032
(r)
235 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,209
TOTAL SENIOR FLOATING RATE INTERESTS $ 289,529
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10.46%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5.67%
2.00%, 07/01/2041 $ 1,416 $ 1,217
2.00%, 03/01/2051 2,526 2,007
2.00%, 07/01/2051 5,465 4,353
2.00%, 09/01/2051 5,899 4,693
2.00%, 11/01/2051 4,637 3,735
2.00%, 12/01/2051 2,344 1,883
2.00%, 02/01/2052 3,094 2,522
2.00%, 02/01/2052 834 664
2.00%, 03/01/2052 1,800 1,441
2.50%, 07/01/2051 803 672
2.50%, 10/01/2051 859 716
2.50%, 12/01/2051 4,432 3,737
2.50%, 12/01/2051 3,185 2,682
2.50%, 12/01/2051 3,970 3,339
2.50%, 01/01/2052 3,275 2,753
2.50%, 01/01/2052 1,986 1,676
3.00%, 07/01/2037 797 759
3.00%, 08/01/2042 1,021 923
3.00%, 03/01/2052 3,932 3,448
3.00%, 03/01/2052 3,523 3,103
3.00%, 05/01/2052 2,488 2,179
3.50%, 05/01/2052 3,950 3,602
3.50%, 05/01/2052 2,720 2,473
3.50%, 11/01/2052 1,399 1,264
4.00%, 07/01/2052 919 863
4.00%, 08/01/2052 3,109 2,915
4.00%, 10/01/2052 1,216 1,141
4.00%, 03/01/2053 3,596 3,372
4.50%, 06/01/2052 1,318 1,272
4.50%, 08/01/2052 1,265 1,216
4.50%, 09/01/2052 1,810 1,746
4.50%, 10/01/2052 2,034 1,972
4.50%, 10/01/2052 581 556

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 02/01/2053 $ 2,381 $ 2,289
4.50%, 01/01/2054 1,354 1,304
5.00%, 07/01/2052 2,380 2,360
5.00%, 06/01/2053 4,154 4,096
5.00%, 06/01/2053 2,090 2,067
5.00%, 08/01/2053 2,172 2,142
5.00%, 11/01/2054 1,580 1,556
5.00%, 02/01/2055 1,188 1,170
5.00%, 05/01/2055
(t)
4,075 3,989
5.50%, 05/01/2040
(t)
2,400 2,438
5.50%, 02/01/2053 2,953 2,976
5.50%, 07/01/2053 1,297 1,309
5.50%, 07/01/2053 1,612 1,622
5.50%, 11/01/2053 1,580 1,590
5.50%, 11/01/2053 1,788 1,802
5.50%, 05/01/2054 1,479 1,484
5.50%, 06/01/2054 1,384 1,394
5.50%, 10/01/2054 2,625 2,642
5.50%, 02/01/2055 1,435 1,440
5.50%, 05/01/2055
(t)
9,935 9,914
6.00%, 04/01/2054 1,499 1,538
6.00%, 05/01/2054 1,469 1,503
6.00%, 06/01/2054 929 953
6.00%, 09/01/2054 1,063 1,088
6.00%, 05/01/2055
(t)
8,335 8,455
6.50%, 05/01/2054 1,092 1,134
6.50%, 05/01/2055
(t)
4,200 4,325
$ 139,474
Government National Mortgage Association (GNMA) - 2.21%
2.00%, 01/20/2051 1,268 1,035
2.00%, 07/20/2051 2,631 2,147
2.50%, 04/20/2051 2,028 1,730
2.50%, 07/20/2051 399 340
2.50%, 09/20/2051 2,110 1,799
3.00%, 09/20/2051 904 801
3.50%, 03/20/2048 1,913 1,752
3.50%, 08/20/2048 1,231 1,127
4.00%, 03/20/2049 2,876 2,703
4.00%, 03/20/2050 593 557
4.50%, 05/20/2048 2,311 2,244
4.50%, 05/20/2052 1,095 1,055
4.50%, 06/20/2053 1,937 1,860
5.00%, 12/20/2052 1,233 1,216
5.00%, 01/20/2053 2,562 2,520
5.00%, 02/20/2053 1,041 1,024
5.00%, 10/20/2053 1,504 1,479
5.00%, 05/20/2055
(t)
6,730 6,601
5.50%, 03/20/2053 972 975
5.50%, 05/20/2055
(t)
13,770 13,763
6.00%, 05/20/2055
(t)
7,660 7,747
$ 54,475
U.S. Treasury - 1.57%
1.88%, 11/15/2051 2,014 1,134
2.25%, 02/15/2052 1,268 784
2.75%, 11/15/2042 962 739
2.88%, 05/15/2052 2,042 1,454
3.25%, 05/15/2042 547 457
3.63%, 09/30/2031 690 680
3.75%, 04/15/2028 1,725 1,733
3.88%, 08/15/2034 1,311 1,284
4.00%, 03/31/2030 1,845 1,868
4.13%, 08/15/2044 661 613
4.25%, 01/31/2030 650 665
4.25%, 11/15/2034 1,971 1,986
4.25%, 08/15/2054 2,746 2,546
4.38%, 05/15/2034 1,045 1,065
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.49%, 01/31/2026
(u),(v)
$ 11,500 $ 11,513
US Treasury 3 Month Bill Money Market
Yield + 0.25%
4.50%, 12/31/2031 970 1,003
4.50%, 11/15/2054 3,953 3,826
4.63%, 02/15/2035 1,456 1,511
4.63%, 05/15/2044 530 526
4.63%, 11/15/2044 551 545
4.63%, 05/15/2054 1,698 1,674
4.75%, 02/15/2045 964 971
$ 38,577
U.S. Treasury Bill - 1.01%
4.18%, 06/24/2025
(q)
4,435 4,407
4.20%, 05/29/2025
(q)
17,650 17,592
4.21%, 07/17/2025
(q)
2,775 2,750
$ 24,749
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 257,275
REPURCHASE AGREEMENTS - 0.77%
Maturity Amount
(000's) Value (000's)
Banks - 0.77%
Daiwa Securities Repurchase Agreement; 4.35%
traded 04/30/2025 maturing 05/01/2025
(collateralized by US Government Security;
$18,800,000; 4.34%; dated 06/30/2029)
$ 19,048 $ 19,046
TOTAL REPURCHASE AGREEMENTS $ 19,046
TOTAL PURCHASED OPTIONS - 0.00% $ 3
Total Investments $ 2,528,312
Other Assets and Liabilities -  (2.82)% (69,265)
TOTAL NET ASSETS - 100.00% $ 2,459,047
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $34,733 or
1.41% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $44,919. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $33,214 or 1.35% of net assets.
(j) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $749,685 or 30.49% of net assets.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $42,419 or 1.73% of net assets.
(o) Security purchased on a when-issued basis.
(p) Security is an Interest Only Strip.
(q) Rate shown is the discount rate of the original purchase.
(r) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(s) This Senior Floating Rate Note will settle after April 30, 2025, at which time the interest rate will be determined.
(t) Security was purchased in a "to-be-announced" ("TBA") transaction.
(u) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$184 or 0.01% of net assets.
(v) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $320 or 0.01% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 142,765 $ 1,010,017 $ 1,027,018 $ 125,764
$ 142,765 $ 1,010,017 $ 1,027,018 $ 125,764
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 2,019 $ — $ — $ —
$ 2,019 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 548 0.02%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,671 — 0.00%
Specialty Steel   14.44%, 11/15/2026 02/15/2024 38,772 38,772 1.58%
Total $ 39,320 1.60%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 3 Month Secured Overnight
Financing Rate Future; December 2025
N/A 50 $ 125 $ 95.63 12/12/2025 $ 4 $ 3 $ (1)
Total $ 4 $ 3 $ (1)
Amounts in thousands except contracts/shares.
Credit Default Swaptions
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Citigroup Inc ITRX.FIN.
SNR.42
5.00% EUR 4,611 70.00% 05/21/2025 $ (8) $ (7) $ 1
Put - 5 Year Credit Default Swap Goldman Sachs & Co CDX.NA.IG.43 1.00% $ 2,655 65.00% 05/21/2025 (3) (3) –
Put - 5 Year Credit Default Swap Goldman Sachs & Co CDX.NA.IG.43 1.00% 2,655 70.00% 06/18/2025 (3) (3) –
Put - 5 Year Credit Default Swap JPMorgan Chase ITRX.FIN.
SNR.43
5.00% EUR 4,611 80.00% 06/18/2025 (11) (12) (1)
Total $ (25) $ (25) $ –
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2025 Long 253 $ 28,391 $ 484
US 10 Year Ultra Note; June 2025 Long 36 4,131 16
US 2 Year Note; June 2025 Short 25 5,204 (27)
US 2 Year Note; June 2025 Long 40 8,326 19
US 5 Year Note; June 2025 Short 193 21,075 (188)
US Long Bond; June 2025 Short 13 1,516 4

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Ultra Bond; June 2025 Long 306 $ 37,036 $ (718)
Total $ (410)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 05/20/2025 $ 3,056 EUR 2,914 $ — $ (249)
Citigroup Inc 05/14/2025 $ 2,487 EUR 2,187 8 —
Citigroup Inc 05/30/2025 EUR 6,265 $ 7,216 — (108)
Citigroup Inc 05/30/2025 PLN 9,925 $ 2,663 — (38)
Citigroup Inc 05/30/2025 $ 4,979 INR 425,000 — (35)
Citigroup Inc 07/24/2025 TRY 89,300 $ 2,110 10 —
Citigroup Inc 07/30/2025 $ 27 EUR 23 — —
Goldman Sachs & Co 05/30/2025 $ 5,845 ZAR 109,150 — (13)
HSBC Securities Inc 05/14/2025 $ 10,656 EUR 9,379 23 —
HSBC Securities Inc 05/30/2025 BRL 12,975 $ 2,218 52 —
HSBC Securities Inc 05/30/2025 $ 2,284 PEN 8,450 — (20)
HSBC Securities Inc 05/30/2025 $ 4,555 COP 19,425,943 — (25)
JPMorgan Chase 05/30/2025 ZAR 41,750 $ 2,222 18 —
JPMorgan Chase 07/25/2025 TRY 246,660 $ 5,939 — (91)
JPMorgan Chase 07/25/2025 $ 1,908 TRY 81,975 — (35)
Morgan Stanley & Co 07/30/2025 EUR 152 $ 174 — —
Morgan Stanley & Co 07/30/2025 $ 680 EUR 595 2 —
Total $ 113 $ (614)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co CMBX.11.BBB- N/A (3.00)% Monthly 11/18/2054 $ 650 $ 83 $ 4 $ 87 $ —
Goldman Sachs & Co CMBX.17.BBB- N/A (3.00)% Monthly 12/15/2056 500 86 (8) 78 —
Goldman Sachs & Co CMBX.6.BBB- N/A (3.00)% Monthly 05/11/2063 130 18 (6) 12 —
Goldman Sachs & Co CMBX.NA.11.AA N/A (1.50)% Monthly 11/18/2054 1,000 17 (5) 12 —
Goldman Sachs & Co CMBX.NA.13.AA N/A (1.50)% Monthly 12/16/2072 2,000 76 (21) 55 —
Goldman Sachs & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 82 (4) 78 —
Goldman Sachs & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 1,000 155 29 184 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 63 15 78 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 440 26 8 34 —
Morgan Stanley & Co CMBX.NA.8.A N/A (2.00)% Monthly 10/17/2057 341 8 10 18 —
Morgan Stanley & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 500 69 23 92 —
Total $ 683 $ 45 $ 728 $ —
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
Citigroup Inc ITRX.XOVER.42  35-
100% Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 EUR 1,378 $ 259 $ 15 $ 274 $ —
Goldman Sachs & Co CDX.NA.HY.43  15-25%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 $ 250 24 3 27 —
Goldman Sachs & Co CDX.NA.HY.43  25-35%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 190 27 (7) 20 —
Goldman Sachs & Co CDX.NA.HY.43  25-35%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 250 (13) 7 — (6)
Goldman Sachs & Co CDX.NA.HY.43  35-
100% Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 190 35 (2) 33 —
Goldman Sachs & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 2,000 (33) 11 — (22)
JPMorgan Chase ITRX.XOVER.42  35-
100% Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 EUR 2,756 523 25 548 —
Morgan Stanley & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 $ 880 (12) 2 — (10)
Total $ 810 $ 54 $ 902 $ (38)
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.IG.44 N/A (1.00)% Quarterly 06/20/2030 $ 9,587 $ (170) $ 32 $ (138)
ITRX.FIN.SNR.43 N/A (1.00)% Quarterly 06/20/2030 EUR 9,221 (155) 19 (136)
ITRX.XOVER.42 N/A (5.00)% Quarterly 12/20/2029 1,890 (158) 19 (139)
Total $ (483) $ 70 $ (413)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $3,760 and 4,134 EUR.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(d) A credit default tranche is a type of credit default swap that allows an investor to gain exposure to a particular portion of the loss distribution on a specified credit index.
Tranches are defined by attachment and detachment points that specify the range of exposure to which an investor is receiving or providing protection with respect to the specified credit index.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
01/06/2026
Maturity 01/08/2026 NGN 914,790 $ — $ — $ (17)
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/30/2025
Maturity 10/03/2025 1,200,000 — — (46)
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
10/07/2025
Maturity 10/09/2025 914,900 — — (16)
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 ZMW 14,290 — 29 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/16/2025
Maturity 12/16/2025 EGP 47,200 — 5 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
12/09/2025
Maturity 12/09/2025 NGN 1,088,000 — 35 —
Morgan Stanley
& Co
Janus Henderson B-BBB
CLO ETF
US Federal Funds Effective
Rate less 30 bps
Monthly 05/22/2025 $ 8 — — (4)
Total $ — $ 69 $ (83)
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.11)%
Principal Amount
(000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (0.11)%
2.50%, 05/01/2040 $ 1,800 $ 1,672
6.00%, 05/01/2055 920 933
$ 2,605
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $2,593) $ 2,605
TOTAL SHORT SALES (proceeds $2,593) $ 2,605

Schedule of Investments
Diversified International Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .15 % Shares Held Value (000's)
Money Market Funds - 2 .15%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
23,106,522 $ 23,107
TOTAL INVESTMENT COMPANIES $ 23,107
COMMON STOCKS - 97 .18 % Shares Held Value (000's)
Aerospace & Defense - 4 .33%
Airbus SE 103,291 $ 17,527
BAE Systems PLC 1,017,514 23,589
Thales SA 19,656 5,506
$ 46,622
Apparel - 1 .72%
Hermes International SCA 1,395 3,837
LVMH Moet Hennessy Louis Vuitton SE 5,773 3,198
PRADA SpA 713,400 4,454
Samsonite Group SA
(c)
3,891,800 6,973
$ 18,462
Automobile Manufacturers - 2 .72%
Daimler Truck Holding AG 315,104 12,660
Toyota Motor Corp 866,900 16,557
$ 29,217
Automobile Parts & Equipment - 0 .85%
Toyota Industries Corp 78,400 9,194
Banks - 13 .96%
AIB Group PLC 1,997,751 13,427
Banco do Brasil SA 973,700 4,948
Bank Negara Indonesia Persero Tbk PT 14,795,400 3,728
Bank Rakyat Indonesia Persero Tbk PT 26,162,694 6,060
Credicorp Ltd 18,005 3,640
DBS Group Holdings Ltd 355,660 11,555
Erste Group Bank AG 195,636 13,249
FinecoBank Banca Fineco SpA 222,725 4,457
Grupo Financiero Banorte SAB de CV 439,330 3,767
ICICI Bank Ltd ADR 340,417 11,424
Kotak Mahindra Bank Ltd 483,241 12,630
National Bank of Greece SA 1,156,348 12,273
NatWest Group PLC 1,425,162 9,167
Nordea Bank Abp 372,198 5,108
Piraeus Financial Holdings SA 738,250 4,146
PT Bank Central Asia Tbk 5,646,170 3,002
Societe Generale SA 204,771 10,677
Swedbank AB 169,967 4,243
UniCredit SpA 217,345 12,645
$ 150,146
Beverages - 0 .58%
Arca Continental SAB de CV 234,600 2,471
Kweichow Moutai Co Ltd 17,620 3,751
$ 6,222
Biotechnology - 0 .71%
Argenx SE
(d)
8,991 5,812
Zai Lab Ltd ADR
(d)
38,211 1,211
Zai Lab Ltd
(d)
188,190 600
$ 7,623
Building Materials - 1 .72%
CRH PLC 194,585 18,456
Chemicals - 0 .29%
Shin-Etsu Chemical Co Ltd 104,245 3,172
Commercial Services - 1 .24%
Ashtead Group PLC 48,541 2,599
Localiza Rent a Car SA 774,287 5,872
TOPPAN Holdings Inc 174,100 4,887
$ 13,358
Computers - 1 .60%
Fujitsu Ltd 776,700 17,255
Cosmetics & Personal Care - 3 .89%
Haleon PLC 2,104,524 10,590
L'Oreal SA 19,607 8,664
Unilever PLC 355,165 22,613
$ 41,867
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .30%
Rexel SA 116,230 $ 3,229
Diversified Financial Services - 0 .32%
Brookfield Asset Management Ltd 65,438 3,492
Electric - 1 .19%
Iberdrola SA 708,501 12,771
Electrical Components & Equipment - 0 .46%
Schneider Electric SE 21,060 4,921
Electronics - 0 .89%
Halma PLC 87,766 3,240
Hoya Corp 53,460 6,290
$ 9,530
Engineering & Construction - 1 .73%
Kajima Corp 274,000 6,542
Obayashi Corp 372,000 5,772
Technip Energies NV 185,913 6,344
$ 18,658
Entertainment - 1 .72%
Entain PLC 1,003,398 8,578
Universal Music Group NV 338,410 9,951
$ 18,529
Food - 0 .60%
Danone SA 74,838 6,440
Food Service - 0 .52%
Compass Group PLC 165,131 5,567
Healthcare - Products - 1 .60%
Alcon AG 48,900 4,751
Smith & Nephew PLC 888,508 12,504
$ 17,255
Healthcare - Services - 0 .30%
ICON PLC
(d)
21,316 3,228
Home Builders - 0 .49%
Taylor Wimpey PLC 3,350,073 5,264
Home Furnishings - 0 .29%
Howden Joinery Group PLC 298,666 3,071
Insurance - 8 .93%
AIA Group Ltd 3,443,000 25,798
ASR Nederland NV 81,633 5,151
AXA SA 337,244 15,950
Fairfax Financial Holdings Ltd 5,927 9,253
Hannover Rueck SE 44,715 14,353
MS&AD Insurance Group Holdings Inc 177,800 4,041
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
6,846 4,687
Sompo Holdings Inc 452,000 14,813
Tryg A/S 82,745 1,974
$ 96,020
Internet - 5 .22%
JD.com Inc 1,059,950 17,257
MercadoLibre Inc
(d)
2,653 6,184
Tencent Holdings Ltd 534,500 32,739
$ 56,180
Machinery - Construction & Mining - 1 .96%
Komatsu Ltd 126,100 3,647
Mitsubishi Electric Corp 538,200 10,411
Weir Group PLC/The 233,614 7,042
$ 21,100
Machinery - Diversified - 1 .70%
Atlas Copco AB - A Shares 615,659 9,530
Keyence Corp 21,032 8,793
$ 18,323
Media - 1 .04%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
126,435 11,211
Mining - 1 .60%
Sandfire Resources Ltd
(d)
883,021 5,624
Teck Resources Ltd 341,041 11,590
$ 17,214

Schedule of Investments
Diversified International Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3 .59%
Canadian Natural Resources Ltd 163,531 $ 4,693
Shell PLC 337,117 10,879
Suncor Energy Inc 516,845 18,254
Tourmaline Oil Corp 109,160 4,822
$ 38,648
Pharmaceuticals - 7 .79%
AstraZeneca PLC 197,614 28,311
Merck KGaA 22,337 3,110
Novo Nordisk A/S 178,574 11,940
Roche Holding AG 28,806 9,419
Sanofi SA 283,207 30,981
$ 83,761
Private Equity - 2 .56%
3i Group PLC 302,652 17,158
Brookfield Corp 149,168 8,013
Intermediate Capital Group PLC 94,761 2,384
$ 27,555
Retail - 3 .70%
Dollarama Inc 79,693 9,833
Industria de Diseno Textil SA 104,316 5,609
MatsukiyoCocokara & Co 188,200 3,455
Wal-Mart de Mexico SAB de CV 1,893,090 5,998
Yum China Holdings Inc 232,075 10,051
Yum China Holdings Inc 104,481 4,881
$ 39,827
Semiconductors - 7 .08%
ASML Holding NV 32,442 21,718
Samsung Electronics Co Ltd 518,288 20,222
Taiwan Semiconductor Manufacturing Co Ltd 1,206,544 34,187
$ 76,127
Software - 1 .87%
Dassault Systemes SE 122,216 4,580
Nemetschek SE 79,550 10,571
Sage Group PLC/The 299,022 4,958
$ 20,109
Telecommunications - 3 .36%
Deutsche Telekom AG 1,004,998 36,097
Toys, Games & Hobbies - 2 .19%
Nintendo Co Ltd 283,600 23,544
Transportation - 0 .57%
Canadian Pacific Kansas City Ltd 84,873 6,164
TOTAL COMMON STOCKS $ 1,045,429
Total Investments $ 1,068,536
Other Assets and Liabilities -  0.67% 7,163
TOTAL NET ASSETS - 100.00% $ 1,075,699
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,973 or 0.65% of net assets.
(d) Non-income producing security
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 174,467 $ 594,710 $ 746,070 $ 23,107
$ 174,467 $ 594,710 $ 746,070 $ 23,107
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 1,105 $ — $ — $ —
$ 1,105 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .47 % Shares Held Value (000's)
Money Market Funds - 3 .47%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
11,361,062 $ 11,361
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
272,071,229 272,071
$ 283,432
TOTAL INVESTMENT COMPANIES $ 283,432
COMMON STOCKS - 98 .08 % Shares Held Value (000's)
Advertising - 1 .06%
Omnicom Group Inc 1,130,940 $ 86,132
Automobile Manufacturers - 4 .20%
Cummins Inc 575,704 169,165
PACCAR Inc 1,921,080 173,301
$ 342,466
Banks - 12 .31%
Bank of America Corp 4,917,828 196,123
Citigroup Inc 1,486,340 101,636
JPMorgan Chase & Co 1,058,002 258,808
Morgan Stanley 2,239,252 258,455
PNC Financial Services Group Inc/The 1,175,023 188,814
$ 1,003,836
Beverages - 2 .01%
Coca-Cola Co/The 2,257,499 163,782
Biotechnology - 1 .92%
Corteva Inc 2,524,543 156,497
Building Materials - 3 .79%
Carrier Global Corp 1,500,123 93,818
Trane Technologies PLC 560,827 214,970
$ 308,788
Chemicals - 0 .95%
Air Products and Chemicals Inc 286,240 77,597
Computers - 1 .86%
Apple Inc 711,872 151,273
Cosmetics & Personal Care - 1 .93%
Procter & Gamble Co/The 969,537 157,618
Diversified Financial Services - 3 .13%
Blackrock Inc 200,871 183,648
Nasdaq Inc 940,224 71,655
$ 255,303
Electric - 4 .90%
NextEra Energy Inc 2,063,056 137,977
Sempra 856,414 63,606
WEC Energy Group Inc 854,844 93,622
Xcel Energy Inc 1,479,418 104,595
$ 399,800
Food - 0 .93%
Hershey Co/The 454,144 75,928
Healthcare - Products - 4 .03%
Abbott Laboratories 1,487,935 194,548
STERIS PLC 597,612 134,307
$ 328,855
Healthcare - Services - 3 .73%
HCA Healthcare Inc 445,355 153,683
UnitedHealth Group Inc 365,111 150,221
$ 303,904
Home Builders - 1 .83%
DR Horton Inc 1,182,524 149,400
Insurance - 4 .09%
Chubb Ltd 726,776 207,916
Fidelity National Financial Inc 1,963,166 125,741
$ 333,657
Iron & Steel - 1 .43%
Reliance Inc 405,125 116,769
Lodging - 2 .17%
Hilton Worldwide Holdings Inc 785,000 177,002
Machinery - Diversified - 2 .43%
Deere & Co 426,916 197,901
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .97%
Comcast Corp - Class A 2,308,955 $ 78,966
Miscellaneous Manufacturers - 2 .48%
Parker-Hannifin Corp 334,574 202,437
Oil & Gas - 4 .25%
Chevron Corp 456,276 62,081
EOG Resources Inc 1,231,652 135,888
Marathon Petroleum Corp 1,082,369 148,728
$ 346,697
Oil & Gas Services - 0 .36%
Halliburton Co 1,466,351 29,063
Pharmaceuticals - 6 .56%
AstraZeneca PLC ADR 1,049,999 75,379
Eli Lilly & Co 92,195 82,879
Merck & Co Inc 1,862,465 158,682
Novartis AG ADR 1,489,765 169,074
Roche Holding AG ADR
(d)
1,201,846 48,999
$ 535,013
Pipelines - 1 .91%
Enterprise Products Partners LP 5,215,996 155,958
Private Equity - 3 .13%
KKR & Co Inc 2,235,434 255,443
REITs - 3 .98%
Alexandria Real Estate Equities Inc 1,368,690 99,449
Equity LifeStyle Properties Inc 1,604,111 103,914
Prologis Inc 654,578 66,898
Realty Income Corp 936,649 54,195
$ 324,456
Retail - 4 .55%
Costco Wholesale Corp 249,086 247,716
Starbucks Corp 1,533,983 122,795
$ 370,511
Semiconductors - 3 .42%
Broadcom Inc 465,311 89,558
Monolithic Power Systems Inc 92,957 55,133
Taiwan Semiconductor Manufacturing Co Ltd ADR 804,378 134,082
$ 278,773
Software - 4 .36%
Fidelity National Information Services Inc 581,473 45,867
Microsoft Corp 333,216 131,707
Salesforce Inc 291,823 78,416
SAP SE ADR
(d)
340,358 99,449
$ 355,439
Telecommunications - 2 .17%
T-Mobile US Inc 714,309 176,399
Transportation - 1 .24%
Expeditors International of Washington Inc 917,888 100,885
TOTAL COMMON STOCKS $ 7,996,548
Total Investments $ 8,279,980
Other Assets and Liabilities -  (1.55)% (126,654)
TOTAL NET ASSETS - 100.00% $ 8,153,326
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $108,191 or
1.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $106,035 or 1.30% of net assets.

Schedule of Investments
Equity Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 144,824 $ 1,414,517 $ 1,287,270 $ 272,071
$ 144,824 $ 1,414,517 $ 1,287,270 $ 272,071
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 2,710 $ — $ — $ —
$ 2,710 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10 .93 % Shares Held Value (000's)
Money Market Funds - 10 .93%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
1,052,010 $ 1,052
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
70,429,368 70,429
$ 71,481
TOTAL INVESTMENT COMPANIES $ 71,481
BONDS - 85 .33%
Principal
Amount (000's) Value (000's)
Banks - 6 .70%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 05/20/2031
(d),(e),(f),(g)
$ 2,225 $ 2,190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.07%
BBVA Mexico SA Institucion de Banca Multiple
Grupo Financiero BBVA Mexico
7.63%, 02/11/2035
(e),(f),(g)
6,425 6,457
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(e),(f)
2,525 2,392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
BOI Finance BV
7.50%, 02/16/2027 EUR 5,105 5,671
Israel Discount Bank Ltd
5.38%, 01/26/2028
(g)
$ 1,550 1,553
Korea Development Bank/The
0.80%, 07/19/2026 4,360 4,187
4.75%, 06/26/2027 4,000 4,045
National Bank of Uzbekistan
8.50%, 07/05/2029 2,850 2,908
Standard Chartered PLC
5.91%, 05/14/2035
(e),(g)
1,600 1,625
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
5.91%, 05/14/2035
(e)
700 711
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
6.10%, 01/11/2035
(e),(g),(h)
5,025 5,179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
6.10%, 01/11/2035
(e)
1,200 1,236
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
7.63%, 01/16/2032
(d),(e),(f),(g),(h)
5,775 5,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
$ 43,834
Building Materials - 0 .72%
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 4,825 4,729
Chemicals - 0 .21%
Sasol Financing USA LLC
8.75%, 05/03/2029
(g)
1,100 1,042
8.75%, 05/03/2029 325 308
$ 1,350
Commercial Services - 0 .35%
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 2,225 2,283
Distribution & Wholesale - 0 .34%
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(g)
2,250 2,230
Diversified Financial Services - 0 .36%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 2,400 2,368
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 3 .55%
Comision Federal de Electricidad
5.00%, 09/29/2036 $ 2,457 $ 2,156
Energo-Pro AS
8.50%, 02/04/2027 2,726 2,736
8.50%, 02/04/2027
(g)
1,950 1,957
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(g)
4,598 4,562
Lamar Funding Ltd
3.96%, 05/07/2025 5,175 5,175
Saavi Energia Sarl
8.88%, 02/10/2035
(g)
6,600 6,633
$ 23,219
Energy - Alternate Sources - 0 .92%
FS Luxembourg Sarl
8.88%, 02/12/2031
(g)
4,950 4,976
8.88%, 02/12/2031 1,055 1,061
$ 6,037
Engineering & Construction - 4 .83%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(g)
2,600 2,641
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(g),(h)
5,925 5,908
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(g)
3,725 3,735
7.50%, 06/04/2029 1,375 1,379
IHS Holding Ltd
7.88%, 05/29/2030
(g)
4,225 4,073
7.88%, 05/29/2030 350 337
IHS Netherlands Holdco BV
8.00%, 09/18/2027 4,245 4,244
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(g)
3,675 3,633
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(g)
5,650 5,669
$ 31,619
Forest Products & Paper - 0 .57%
LD Celulose International GmbH
7.95%, 01/26/2032
(g)
3,600 3,699
Iron & Steel - 0 .34%
CSN Inova Ventures
6.75%, 01/28/2028
(h)
2,100 1,954
Samarco Mineracao SA
9.00%, PIK 9.00%; 06/30/2031
(i),(j)
275 259
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(k),(l)
200 —
$ 2,213
Mining - 2 .80%
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(g)
7,375 7,194
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(g)
4,700 4,319
10.88%, 09/17/2029 1,040 1,009
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(g)
3,675 3,759
9.50%, 10/06/2028 2,000 2,046
$ 18,327
Oil & Gas - 10 .32%
Azule Energy Finance Plc
8.13%, 01/23/2030
(g)
7,375 7,109
Energean Israel Finance Ltd
4.88%, 03/30/2026
(g)
650 640
5.38%, 03/30/2028
(g)
4,300 4,048
8.50%, 09/30/2033
(g),(h)
4,965 4,972
Leviathan Bond Ltd
6.50%, 06/30/2027
(g)
5,125 5,038

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
ORLEN SA
6.00%, 01/30/2035
(g)
$ 6,425 $ 6,493
Petroleos de Venezuela SA
0.00%, 05/16/2024
(k)
35,600 4,130
0.00%, 11/15/2026
(k)
8,500 986
Petroleos Mexicanos
5.35%, 02/12/2028 3,475 3,212
5.95%, 01/28/2031 2,225 1,841
6.50%, 03/13/2027 4,025 3,933
6.84%, 01/23/2030 3,080 2,743
Puma International Financing SA
7.75%, 04/25/2029
(g)
6,400 6,352
Raizen Fuels Finance SA
6.70%, 02/25/2037
(g)
4,575 4,476
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030 4,350 3,792
4.00%, 08/15/2026 3,115 3,054
Uzbekneftegaz JSC
8.75%, 05/07/2030
(m)
4,675 4,675
$ 67,494
Oil & Gas Services - 0 .59%
Yinson Boronia Production BV
8.95%, 07/31/2042 3,742 3,835
Pipelines - 2 .08%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 4,682 4,703
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(g)
2,488 2,191
2.16%, 03/31/2034 1,898 1,669
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(g)
1,025 1,047
6.13%, 02/23/2038 1,450 1,479
Southern Gas Corridor CJSC
6.88%, 03/24/2026 2,475 2,500
$ 13,589
Real Estate - 0 .79%
MAF Global Securities Ltd
7.88%, 06/30/2027
(d),(e)
1,075 1,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
NWD Finance BVI Ltd
4.13%, 03/10/2028
(d),(e)
950 347
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.86%
NWD MTN Ltd
4.13%, 07/18/2029
(h)
3,875 2,350
4.50%, 05/19/2030
(h)
1,400 814
8.63%, 02/08/2028 750 574
$ 5,190
Regional Authority - 0 .79%
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(i)
7,668 5,138
Sovereign - 43 .02%
Abu Dhabi Government International Bond
3.13%, 05/03/2026 4,000 3,960
Argentine Republic Government International Bond
4.12%, 07/09/2035
(i)
10,250 6,836
Benin Government International Bond
7.96%, 02/13/2038 3,425 3,082
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 115,854 19,324
Brazilian Government International Bond
6.00%, 10/20/2033 $ 6,325 6,230
Chile Government International Bond
2.75%, 01/31/2027 7,000 6,790
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombia Government International Bond
3.00%, 01/30/2030 $ 2,075 $ 1,752
7.38%, 04/25/2030 3,425 3,473
7.50%, 02/02/2034 2,775 2,701
Colombian TES
12.75%, 11/28/2040 COP 25,875,000 6,093
13.25%, 02/09/2033 25,037,000 6,321
Dominican Republic International Bond
4.50%, 01/30/2030 $ 6,500 6,044
Ecuador Government International Bond
5.00%, 07/31/2040
(i)
3,200 1,668
5.50%, 07/31/2035
(i)
12,163 7,294
6.90%, 07/31/2030
(i)
1,975 1,476
Egypt Government Bond
24.46%, 10/01/2027 EGP 155,400 3,113
25.32%, 08/13/2027 140,200 2,845
Egypt Government International Bond
7.05%, 01/15/2032 $ 3,175 2,651
7.63%, 05/29/2032 2,575 2,192
7.90%, 02/21/2048 1,275 878
8.15%, 11/20/2059 775 542
8.63%, 02/04/2030
(g)
1,650 1,574
Egypt Treasury Bills
20.72%, 09/16/2025
(n)
EGP 143,600 2,562
21.12%, 12/16/2025
(n)
68,100 1,151
21.80%, 10/07/2025
(n)
143,900 2,536
Gabon Government International Bond
6.63%, 02/06/2031 $ 2,925 2,081
7.00%, 11/24/2031 275 194
Ghana Government International Bond
0.00%, 01/03/2030
(g),(k)
3,771 2,866
0.00%, 01/03/2030
(k)
2,861 2,175
5.00%, 07/03/2029
(g),(i)
5,525 4,716
Guatemala Government Bond
7.05%, 10/04/2032 2,300 2,412
Israel Government International Bond
5.50%, 03/12/2034 1,125 1,115
5.63%, 02/19/2035 9,175 9,114
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 6,825 6,680
5.88%, 10/17/2031 1,425 1,471
8.08%, 04/01/2036
(g)
$ 6,650 6,147
Lebanon Government International Bond
0.00%, 03/09/2020
(k)
2,750 467
0.00%, 06/19/2020
(k)
8,075 1,379
0.00%, 05/27/2022
(k)
1,900 323
0.00%, 10/04/2022
(k)
900 153
0.00%, 03/23/2027
(k)
3,075 527
0.00%, 11/29/2027
(k)
1,325 227
0.00%, 03/23/2032
(k)
6,275 1,076
Letra Del Tesoro Nacional Capitalizable En Pesos
62.76%, 07/31/2025 ARS 2,492,100 2,201
Mexican Bonos
7.75%, 11/13/2042 MXN 131,000 5,484
8.50%, 11/18/2038 175,000 8,127
Nigeria Government International Bond
6.13%, 09/28/2028 $ 6,650 5,983
7.14%, 02/23/2030 4,175 3,662
Pakistan Government International Bond
6.88%, 12/05/2027 8,550 7,509
Peru Government Bond
5.40%, 08/12/2034 PEN 31,975 8,033
Peruvian Government International Bond
6.90%, 08/12/2037 13,725 3,698
Qatar Government International Bond
4.00%, 03/14/2029 $ 5,600 5,579
4.50%, 04/23/2028 5,000 5,068

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 41,806 $ 9,987
5.00%, 10/25/2034 24,800 6,461
Republic of Poland Government International Bond
5.50%, 11/16/2027 $ 5,000 5,153
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 345,350 14,376
8.88%, 02/28/2035 214,300 10,331
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(g)
$ 4,775 4,775
Romanian Government International Bond
5.13%, 09/24/2031
(g)
EUR 4,450 4,824
Senegal Government International Bond
4.75%, 03/13/2028 7,325 7,000
5.38%, 06/08/2037 1,425 1,031
6.75%, 03/13/2048 $ 3,450 2,112
Ukraine Government International Bond
1.75%, 02/01/2029
(g),(i)
800 499
1.75%, 02/01/2029
(i)
1,305 815
1.75%, 02/01/2034
(g),(i)
2,771 1,381
1.75%, 02/01/2034
(i)
5,490 2,770
1.75%, 02/01/2035
(g),(i)
2,033 1,000
1.75%, 02/01/2035
(i)
1,338 667
Zambia Government International Bond
0.50%, 12/31/2053
(g)
5,425 3,090
0.50%, 12/31/2053 6,063 3,454
$ 281,281
Supranational Bank - 3 .46%
Africa Finance Corp
7.50%, 01/21/2030
(d),(e),(g)
4,425 4,320
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Asian Development Bank
6.72%, 02/08/2028 INR 188,200 2,245
European Bank for Reconstruction & Development
6.75%, 01/13/2032 176,100 2,105
Inter-American Development Bank
7.00%, 01/25/2029 158,000 1,897
7.00%, 04/17/2033 274,000 3,326
International Bank for Reconstruction &
Development
6.50%, 04/17/2030 292,500 3,434
6.75%, 09/08/2027 101,500 1,207
6.85%, 04/24/2028 110,000 1,313
7.05%, 07/22/2029 229,000 2,753
$ 22,600
Telecommunications - 0 .58%
VEON Holdings BV
3.38%, 11/25/2027 $ 4,225 3,789
Transportation - 1 .20%
Transnet SOC Ltd
8.25%, 02/06/2028 7,825 7,875
Water - 0 .81%
Aegea Finance Sarl
9.00%, 01/20/2031
(g),(h)
3,200 3,338
9.00%, 01/20/2031
(h)
250 261
Georgia Global Utilities JSC
8.88%, 07/25/2029
(g)
1,650 1,668
$ 5,267
TOTAL BONDS $ 557,966
CONVERTIBLE BONDS - 0 .24%
Principal
Amount (000's) Value (000's)
Chemicals - 0 .24%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 1,800 $ 1,589
TOTAL CONVERTIBLE BONDS $ 1,589
Total Investments $ 631,036
Other Assets and Liabilities -  3.50% 22,864
TOTAL NET ASSETS - 100.00% $ 653,900
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,002 or
1.53% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $16,719 or 2.56% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $171,278 or 26.19% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,575 or 1.46% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Non-income producing security
(l) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(m) Security purchased on a when-issued basis.
(n) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 90,147 $ 393,335 $ 413,053 $ 70,429
$ 90,147 $ 393,335 $ 413,053 $ 70,429
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 1,239 $ — $ — $ —
$ 1,239 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; June 2025 Long 230 $ 34,336 $ 524
US 5 Year Note; June 2025 Long 1,132 123,609 106
Total $ 630
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 05/14/2025 EUR 298 $ 340 $ — $ (2)
Citigroup Inc 05/14/2025 $ 1,994 EUR 1,747 13 —
Citigroup Inc 05/30/2025 EUR 39,540 $ 45,544 — (678)
Citigroup Inc 05/30/2025 PLN 16,393 $ 4,398 — (63)
Citigroup Inc 05/30/2025 KRW 9,352,900 $ 6,533 51 —
Citigroup Inc 05/30/2025 $ 18,159 INR 1,550,000 — (128)
Citigroup Inc 06/02/2025 TWD 307,600 $ 9,535 126 —
Citigroup Inc 07/24/2025 TRY 231,100 $ 5,460 25 —
Goldman Sachs & Co 05/30/2025 CZK 321,000 $ 14,752 — (160)
Goldman Sachs & Co 05/30/2025 $ 24,913 ZAR 465,225 — (53)
HSBC Securities Inc 05/14/2025 EUR 345 $ 392 — (1)
HSBC Securities Inc 05/14/2025 $ 25,370 EUR 22,331 55 —
HSBC Securities Inc 05/30/2025 BRL 43,150 $ 7,377 171 —
HSBC Securities Inc 05/30/2025 CNH 128,200 $ 17,634 46 —
HSBC Securities Inc 05/30/2025 ILS 36,015 $ 9,692 222 —
HSBC Securities Inc 05/30/2025 KRW 13,453,200 $ 9,466 4 —
HSBC Securities Inc 05/30/2025 $ 11,704 PEN 43,300 — (103)
HSBC Securities Inc 05/30/2025 $ 13,645 MXN 269,075 — (26)
HSBC Securities Inc 05/30/2025 $ 43,003 CNH 313,785 — (270)
HSBC Securities Inc 05/30/2025 $ 12,972 COP 55,317,663 — (72)
JPMorgan Chase 05/30/2025 ZAR 116,050 $ 6,177 50 —
JPMorgan Chase 07/25/2025 TRY 634,352 $ 15,273 — (237)
JPMorgan Chase 07/25/2025 $ 3,330 TRY 143,125 — (62)
Total $ 763 $ (1,855)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.38% (1.00)% Quarterly 12/20/2026 $ 20,400 $ (203) $ — $ — $ (203)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.38% (1.00)% Quarterly 12/20/2026 3,300 (33) — — (33)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.32% (1.00)% Quarterly 12/20/2026 20,400 (202) (22) — (224)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.32% (1.00)% Quarterly 12/20/2026 3,300 (32) (4) — (36)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.32% (1.00)% Quarterly 12/20/2026 16,400 (163) (4) — (167)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.32% (1.00)% Quarterly 12/20/2026 $ 2,600 $ (25) $ (1) $ — $ (26)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.33% (1.00)% Quarterly 12/20/2026 20,400 (201) (18) — (219)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.33% (1.00)% Quarterly 12/20/2026 3,300 (33) (3) — (36)
Total $ (892) $ (52) $ — $ (944)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.43 N/A (1.00)% Quarterly 06/20/2030 $ 14,200 $ 591 $ 38 $ 629
CDX.NA.HY.44 N/A (5.00)% Quarterly 06/20/2030 26,100 (950) 46 (904)
ITRX.XOVER.43 N/A (5.00)% Quarterly 06/20/2030 EUR 28,300 (1,967) (100) (2,067)
Total $ (2,326) $ (16) $ (2,342)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
1 Day MXN TIIE Banxico Receive 0.00% Monthly Monthly N/A 12/24/2025 MXN 1,725,000 $ 4,700 $ 278 $ 4,978
28 Day MXN TIIE Banxico Pay 0.00% Monthly Monthly N/A 12/24/2025 1,725,000 (4,769) (281) (5,050)
3 Month KRW Certificate of
Deposit
Pay 2.27% Quarterly Quarterly N/A 06/18/2027 KRW 92,200,000 $ 93 — 93
3 Month KRW Certificate of
Deposit
Receive 2.45% Quarterly Quarterly N/A 06/18/2035 19,900,000 (100) — (100)
3 Month KRW Certificate of
Deposit
Receive 2.45% Quarterly Quarterly N/A 06/18/2035 9,300,000 (47) — (47)
3 Month KRW Certificate of
Deposit
Pay 2.27% Quarterly Quarterly N/A 06/18/2027 43,000,000 46 (3) 43
3 Month Tel AVIV Inter-Bank
Offered Rate
Pay 3.86% Quarterly Annual N/A 06/18/2030 ILS 99,400 $ 19 (3) 16
3 Month Tel AVIV Inter-Bank
Offered Rate
Pay 3.86% Quarterly Annual N/A 06/18/2030 13,300 16 (14) 2
6 Month Prague Interbank
Offered Rate
Pay 3.65% Semiannual Annual N/A 03/11/2030 CZK 355,300 $ 273 11 284
6 Month Prague Interbank
Offered Rate
Pay 3.65% Semiannual Annual N/A 03/11/2030 157,200 130 (4) 126
6 Month Prague Interbank
Offered Rate
Pay 3.65% Semiannual Annual N/A 03/11/2030 157,200 123 3 126
6 Month Prague Interbank
Offered Rate
Pay 3.65% Semiannual Annual N/A 03/11/2030 78,600 66 (3) 63
6 Month Prague Interbank
Offered Rate
Pay 3.65% Semiannual Annual N/A 03/11/2030 353,363 224 58 282

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
Brazil Cetip DI Interbank
Deposit Rate
Pay 14.90% Maturity Maturity N/A 01/04/2027 BRL 821,352 $ 2,015 $ — $ 2,015
Total $ 2,789 $ 42 $ 2,831
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
01/06/2026
Maturity 01/08/2026 NGN 3,547,145 $ — $ — $ (68)
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/30/2025
Maturity 10/03/2025 3,300,000 — — (125)
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
10/07/2025
Maturity 10/09/2025 2,777,075 — — (50)
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 ZMW 41,050 — 83 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/16/2025
Maturity 12/16/2025 EGP 143,150 — 17 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
12/09/2025
Maturity 12/09/2025 NGN 3,036,000 — 98 —
Total $ — $ 198 $ (243)
Amounts in thousands.

Schedule of Investments
Global Emerging Markets Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .90 % Shares Held Value (000's)
Money Market Funds - 2 .90%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
806,922 $ 807
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
73,026,717 73,027
$ 73,834
TOTAL INVESTMENT COMPANIES $ 73,834
COMMON STOCKS - 96 .05 % Shares Held Value (000's)
Aerospace & Defense - 1 .35%
Korea Aerospace Industries Ltd 314,599 $ 18,414
LIG Nex1 Co Ltd 70,736 15,980
$ 34,394
Automobile Manufacturers - 2 .09%
BYD Co Ltd 743,000 35,290
Mahindra & Mahindra Ltd 515,036 17,844
$ 53,134
Automobile Parts & Equipment - 0 .97%
Hyundai Mobis Co Ltd 106,942 20,074
Weichai Power Co Ltd 2,354,000 4,592
$ 24,666
Banks - 16 .66%
Banco do Brasil SA 2,626,300 13,346
Bank Negara Indonesia Persero Tbk PT 63,824,000 16,084
Bank Polska Kasa Opieki SA 775,127 38,851
Bank Rakyat Indonesia Persero Tbk PT 94,864,182 21,972
Grupo Financiero Banorte SAB de CV 894,100 7,666
HDFC Bank Ltd 2,205,303 50,091
ICICI Bank Ltd 3,413,673 57,381
Kotak Mahindra Bank Ltd 2,164,182 56,563
National Bank of Greece SA 5,155,574 54,719
Piraeus Financial Holdings SA 5,766,792 32,386
PT Bank Central Asia Tbk 40,727,100 21,654
Saudi National Bank/The 3,866,054 36,836
Vietnam Technological & Commercial Joint Stock
Bank
15,642,400 15,887
$ 423,436
Beverages - 1 .56%
Arca Continental SAB de CV 914,600 9,632
Ichitan Group PCL 21,822,400 7,837
Varun Beverages Ltd 3,603,637 22,248
$ 39,717
Biotechnology - 0 .67%
Zai Lab Ltd ADR
(d)
267,883 8,489
Zai Lab Ltd
(d)
2,678,820 8,533
$ 17,022
Building Materials - 2 .02%
Cemex SAB de CV 56,094,414 34,697
Voltas Ltd 1,129,708 16,558
$ 51,255
Chemicals - 0 .22%
Orbia Advance Corp SAB de CV 8,220,800 5,550
Commercial Services - 1 .41%
GPS Participacoes e Empreendimentos SA
(e)
2,610,807 6,942
Humansoft Holding Co KSC 491,897 3,810
JSW Infrastructure Ltd 7,193,121 25,005
$ 35,757
Computers - 1 .20%
Elm Co 22,376 6,192
Globant SA
(d)
115,129 13,536
WNS Holdings Ltd
(d)
175,862 10,643
$ 30,371
Distribution & Wholesale - 0 .11%
AKR Corporindo Tbk PT 37,902,800 2,877
Diversified Financial Services - 3 .52%
Bajaj Finance Ltd 184,439 18,819
Banco BTG Pactual SA 1,509,350 10,178
Fubon Financial Holding Co Ltd 6,921,345 18,345
Intercorp Financial Services Inc 343,483 11,634
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
KB Financial Group Inc 484,248 $ 30,604
$ 89,580
Electric - 1 .37%
Adani Energy Solutions Ltd
(d)
3,019,549 32,011
Emirates Central Cooling Systems Corp 6,262,800 2,752
$ 34,763
Electrical Components & Equipment - 1 .70%
Delta Electronics Inc 4,124,000 43,212
Electronics - 1 .34%
Avalon Technologies Ltd
(d),(e)
727,742 7,438
E Ink Holdings Inc 2,264,000 15,815
Voltronic Power Technology Corp 232,000 10,879
$ 34,132
Engineering & Construction - 1 .28%
Cury Construtora e Incorporadora SA 3,539,900 17,097
L&T Technology Services Ltd
(e)
157,849 7,931
Samsung E&A Co Ltd 562,100 7,600
$ 32,628
Food - 2 .91%
Bid Corp Ltd 549,161 13,800
Indofood Sukses Makmur Tbk PT 18,183,200 8,771
LT Foods Ltd 2,124,700 8,723
Nestle India Ltd 344,521 9,738
SM Investments Corp 213,765 3,328
WH Group Ltd
(e)
33,119,000 29,615
$ 73,975
Forest Products & Paper - 1 .40%
Suzano SA 4,018,300 35,473
Healthcare - Products - 0 .21%
Pegavision Corp 309,000 3,371
Universal Vision Biotechnology Co Ltd 348,000 1,947
$ 5,318
Healthcare - Services - 0 .52%
Bangkok Dusit Medical Services PCL 11,102,800 7,883
Hygeia Healthcare Holdings Co Ltd
(d),(e),(f)
3,006,200 5,421
$ 13,304
Home Furnishings - 0 .41%
Anker Innovations Technology Co Ltd 839,679 10,296
Vestel Beyaz Esya Sanayi ve Ticaret AS 1 —
$ 10,296
Insurance - 3 .72%
AIA Group Ltd 6,008,000 45,018
China Pacific Insurance Group Co Ltd 11,267,800 30,657
Max Financial Services Ltd
(d)
920,206 14,197
PICC Property & Casualty Co Ltd 2,558,000 4,710
$ 94,582
Internet - 15 .68%
Alibaba Group Holding Ltd 5,625,224 83,985
Grab Holdings Ltd
(d)
4,409,538 21,519
JD.com Inc 2,155,600 35,096
Meituan
(d),(e)
1,765,100 29,225
MercadoLibre Inc
(d)
19,046 44,393
Tencent Holdings Ltd 2,733,200 167,411
Tencent Music Entertainment Group ADR 132,401 1,777
Tencent Music Entertainment Group 264,800 1,788
Trip.com Group Ltd ADR 111,674 6,588
Trip.com Group Ltd 111,674 6,727
$ 398,509
Iron & Steel - 0 .09%
Severstal PAO
(d)
31,471 —
Ternium SA ADR 83,046 2,397
$ 2,397
Leisure Products & Services - 1 .25%
Bajaj Auto Ltd 242,919 23,079
Yadea Group Holdings Ltd
(e)
4,766,000 8,602
$ 31,681

Schedule of Investments
Global Emerging Markets Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .87%
Atour Lifestyle Holdings Ltd ADR 905,182 $ 22,123
Machinery - Diversified - 0 .55%
WEG SA 1,754,700 13,923
Metal Fabrication & Hardware - 0 .34%
APL Apollo Tubes Ltd 450,393 8,609
Mining - 2 .19%
Aluminum Corp of China Ltd 5,316,000 2,853
Anglogold Ashanti Plc 426,810 17,769
Capstone Copper Corp
(d)
1,947,900 9,382
Impala Platinum Holdings Ltd
(d)
1,844,168 10,967
Ivanhoe Mines Ltd
(d)
961,200 8,534
Polyus PJSC
(d)
3,430 —
Shandong Gold Mining Co Ltd
(e),(f)
2,084,750 6,142
$ 55,647
Miscellaneous Manufacturers - 0 .70%
Escorts Kubota Ltd 341,995 13,192
Zhuzhou CRRC Times Electric Co Ltd 1,160,400 4,658
$ 17,850
Oil & Gas - 1 .67%
ADNOC Drilling Co PJSC 4,742,994 6,328
Geopark Ltd
(f)
312,265 2,099
HD Hyundai Co Ltd 198,317 10,968
PRIO SA/Brazil
(d)
481,500 2,860
Reliance Industries Ltd 922,831 15,323
Saudi Arabian Oil Co
(e)
712,963 4,820
$ 42,398
Pharmaceuticals - 1 .52%
Caplin Point Laboratories Ltd 529,180 11,768
Hansoh Pharmaceutical Group Co Ltd
(e)
6,032,000 18,693
Richter Gedeon Nyrt 146,795 4,452
Simcere Pharmaceutical Group Ltd
(e)
3,348,000 3,785
$ 38,698
Pipelines - 0 .44%
Gaztransport Et Technigaz SA 69,201 11,280
Real Estate - 0 .66%
China Overseas Land & Investment Ltd 841,000 1,492
China Resources Land Ltd 3,100,000 10,430
Sun Hung Kai Properties Ltd 509,500 4,834
$ 16,756
Retail - 1 .29%
El Puerto de Liverpool SAB de CV 584,958 2,694
Jumbo SA 213,467 6,740
Wal-Mart de Mexico SAB de CV 3,989,000 12,638
Yum China Holdings Inc 230,800 10,782
$ 32,854
Semiconductors - 17 .51%
Alchip Technologies Ltd 141,000 9,422
ASE Technology Holding Co Ltd 1,758,000 7,491
ASML Holding NV - NY Reg Shares 8,985 6,003
ASPEED Technology Inc 90,000 8,467
MediaTek Inc 879,000 37,351
Samsung Electronics Co Ltd 1,805,141 70,432
SK Hynix Inc 236,851 29,553
Taiwan Semiconductor Manufacturing Co Ltd 9,751,685 276,310
$ 445,029
Software - 0 .92%
NetEase Inc 1,091,825 23,470
Telecommunications - 2 .75%
Accton Technology Corp 992,000 18,477
Xiaomi Corp
(d),(e)
8,040,200 51,475
$ 69,952
Textiles - 0 .19%
SLC Agricola SA 1,400,406 4,864
Transportation - 0 .36%
Blue Dart Express Ltd 29,260 2,151
JD Logistics Inc
(d),(e)
4,463,700 7,001
$ 9,152
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0 .43%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
542,300 $ 10,846
TOTAL COMMON STOCKS $ 2,441,480
PREFERRED STOCKS - 1 .08 % Shares Held Value (000's)
Automobile Manufacturers - 0 .52%
Hyundai Motor Co 12,600.00% 123,183 $ 13,223
Oil & Gas - 0 .56%
Petroleo Brasileiro SA 1.47% 2,669,000 14,128
TOTAL PREFERRED STOCKS $ 27,351
Total Investments $ 2,542,665
Other Assets and Liabilities -  (0.03)% (833)
TOTAL NET ASSETS - 100.00% $ 2,541,832
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,717 or
0.30% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $187,090 or 7.36% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,171 or 0.28% of net assets.

Schedule of Investments
Global Emerging Markets Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 105,493 $ 348,505 $ 380,971 $ 73,027
$ 105,493 $ 348,505 $ 380,971 $ 73,027
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 1,308 $ — $ — $ —
$ 1,308 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .09 % Shares Held Value (000's)
Money Market Funds - 1 .09%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
18,509,009 $ 18,509
TOTAL INVESTMENT COMPANIES $ 18,509
COMMON STOCKS - 98 .67 % Shares Held Value (000's)
Engineering & Construction - 0 .89%
Cellnex Telecom SA - Rights
(c),(d)
375,102 $ 15,180
Real Estate - 10 .18%
Fastighets AB Balder
(c)
2,523,138 18,137
Mitsubishi Estate Co Ltd 1,435,900 25,223
Mitsui Fudosan Co Ltd 4,168,679 41,314
Sun Hung Kai Properties Ltd 2,060,000 19,542
Swire Properties Ltd 4,427,400 9,785
Vonovia SE 1,056,228 35,035
Wharf Real Estate Investment Co Ltd 2,486,000 5,945
Wihlborgs Fastigheter AB 1,704,860 17,684
$ 172,665
REITs - 86 .82%
Advance Residence Investment Corp 6,774 6,980
Allied Properties Real Estate Investment Trust 830,494 9,241
American Healthcare REIT Inc 570,886 18,428
American Homes 4 Rent 1,149,796 42,991
American Tower Corp 115,691 26,078
Americold Realty Trust Inc 1,041,516 20,143
AvalonBay Communities Inc 295,648 62,080
Broadstone Net Lease Inc 940,513 15,218
Canadian Apartment Properties REIT 437,171 13,350
COPT Defense Properties 271,548 7,090
Cousins Properties Inc 601,431 16,563
Daiwa House REIT Investment Corp 6,413 10,742
Digital Realty Trust Inc 219,571 35,250
EastGroup Properties Inc 81,667 13,346
Equinix Inc 122,019 105,028
Equity LifeStyle Properties Inc 370,945 24,030
Equity Residential 462,096 32,467
Essex Property Trust Inc 94,938 26,502
Extra Space Storage Inc 413,203 60,543
Gaming and Leisure Properties Inc 447,601 21,422
Gecina SA 120,495 12,370
GLP J-Reit 11,727 10,115
Goodman Group 2,922,267 55,943
Healthpeak Properties Inc 1,235,270 22,037
InterRent Real Estate Investment Trust 799,275 6,546
Invincible Investment Corp 17,256 7,132
Invitation Homes Inc 1,387,450 47,437
Iron Mountain Inc 158,082 14,175
Japan Real Estate Investment Corp 7,469 5,928
Keppel DC REIT 10,139,392 16,775
Kilroy Realty Corp 318,127 10,024
Klepierre SA 1,175,411 43,024
Mapletree Industrial Trust 6,939,000 10,734
Mapletree Logistics Trust 11,629,511 10,008
Mirvac Group 12,363,677 18,034
National Storage REIT 6,517,692 9,584
Nippon Accommodations Fund Inc 5,885 4,801
Nippon Building Fund Inc 17,782 16,505
Nippon Prologis REIT Inc 7,050 11,659
Prologis Inc 677,662 69,257
Prologis Property Mexico SA de CV 1,101,293 3,908
Regency Centers Corp 528,873 38,174
Rexford Industrial Realty Inc 704,974 23,335
Ryman Hospitality Properties Inc 265,857 23,382
Sabra Health Care REIT Inc 1,360,150 24,279
Safestore Holdings PLC 1,275,381 10,734
Saul Centers Inc 61,964 2,026
Segro PLC 3,011,896 27,398
Sekisui House Reit Inc 20,028 10,805
Simon Property Group Inc 162,756 25,615
Stockland 8,131,275 28,575
Unibail-Rodamco-Westfield 235,263 19,916
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
UNITE Group PLC/The 1,617,945 $ 18,589
Ventas Inc 1,050,021 73,585
VICI Properties Inc 1,535,368 49,162
Vornado Realty Trust 381,045 13,443
Welltower Inc 724,729 110,586
$ 1,473,092
Telecommunications - 0 .78%
NEXTDC Ltd
(c)
1,746,274 13,259
TOTAL COMMON STOCKS $ 1,674,196
Total Investments $ 1,692,705
Other Assets and Liabilities -  0.24% 3,994
TOTAL NET ASSETS - 100.00% $ 1,696,699
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,180 or 0.89% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 26,078 $ 189,006 $ 196,575 $ 18,509
$ 26,078 $ 189,006 $ 196,575 $ 18,509
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 602 $ — $ — $ —
$ 602 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .62 % Shares Held Value (000's)
Money Market Funds - 0 .62%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
4,005,499 $ 4,006
TOTAL INVESTMENT COMPANIES $ 4,006
BONDS - 28 .36%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 10 .85%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 $ 3,377 $ 3,375
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 1,017 1,019
AmeriCredit Automobile Receivables Trust 2024-1
4.95%, 02/18/2028 4,522 4,518
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 1,482 1,486
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 3,801 3,810
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
2,160 2,164
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 4,012 4,022
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
1,672 1,675
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(c)
3,643 3,650
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 1,700 1,702
GM Financial Automobile Leasing Trust 2024-3
4.82%, 01/20/2027 6,376 6,369
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 3,331 3,340
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 4,220 4,227
5.71%, 02/16/2027 114 114
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 957 958
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 1,631 1,634
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 3,882 3,886
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 4,120 4,120
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 5,625 5,628
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
2,847 2,852
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
1,889 1,893
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 469 469
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(c)
7,080 7,049
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 69,960
Credit Card Asset Backed Securities - 8 .85%
American Express Credit Account Master Trust
3.39%, 05/15/2027 6,600 6,597
BA Credit Card Trust
3.53%, 11/15/2027 5,000 4,993
5.00%, 04/15/2028 6,175 6,190
Capital One Multi-Asset Execution Trust
3.49%, 05/15/2027 6,701 6,698
Citibank Credit Card Issuance Trust
5.23%, 12/08/2027 4,250 4,267
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Discover Card Execution Note Trust
3.32%, 05/15/2027 $ 5,931 $ 5,928
3.56%, 07/15/2027 7,050 7,034
4.31%, 03/15/2028 8,087 8,084
5.03%, 10/15/2027 7,265 7,280
$ 57,071
Mortgage Backed Securities - 8 .53%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(c),(d)
2,584 2,582
CSMC Trust 2015-1
3.89%, 01/25/2045
(c),(d)
2,309 2,229
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,278 172
Fannie Mae REMICS
1.53%, 09/25/2046
(e)
10,103 1,190
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 10/25/2049
(e)
10,737 1,433
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 05/25/2050
(e)
11,861 1,558
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.58%, 08/25/2049
(e)
17,046 2,042
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 09/25/2049
(e)
4,863 641
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 11/25/2049
(e)
8,023 973
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.60%, 06/25/2050
(e)
7,036 917
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.68%, 09/25/2047
(e)
15,267 1,877
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.23%, 12/25/2042
(e)
6,061 913
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
2.23%, 06/25/2045
(e)
3,518 225
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.50%, 02/25/2028
(e)
1,323 30
3.00%, 07/25/2032
(e)
2,594 148
3.00%, 10/25/2040
(e)
715 13
3.00%, 04/25/2042 415 409
3.00%, 05/25/2048 697 613
3.00%, 01/25/2051
(e)
10,833 1,782
3.50%, 02/25/2036
(e)
1,855 148
3.50%, 02/25/2043
(e)
506 7
3.50%, 02/25/2043 104 103
3.50%, 07/25/2043
(e)
2,735 171
3.50%, 08/25/2045 325 323
5.07%, 04/25/2027 1 1
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.71%
7.00%, 04/25/2032 212 220
Freddie Mac REMICS
1.58%, 09/25/2049
(e)
15,337 1,916
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 10/25/2049
(e)
12,203 1,396
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS (continued)
1.58%, 11/25/2049
(e)
$ 5,375 $ 647
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 03/25/2050
(e)
9,063 1,165
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.63%, 08/25/2050
(e)
7,441 1,020
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 752 703
4.00%, 11/15/2042
(e)
1,115 153
6.50%, 08/15/2027 5 5
Ginnie Mae
1.67%, 03/20/2044
(e)
3,911 461
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.67%, 06/20/2046
(e)
1,811 231
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.67%, 08/20/2047
(e)
9,633 1,239
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.77%, 10/20/2045
(e)
4,098 522
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.77%, 11/20/2047
(e)
2,980 426
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.87%, 08/20/2050
(e)
10,613 1,596
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 07/20/2051
(e)
7,617 1,110
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.87%, 08/20/2051
(e)
8,909 1,352
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.90%, 09/20/2050
(e)
6,765 997
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
3.00%, 07/20/2050
(e)
6,141 985
3.00%, 11/20/2050
(e)
10,966 1,884
3.00%, 11/20/2050
(e)
16,861 2,884
3.00%, 12/20/2050
(e)
6,941 1,153
3.50%, 10/20/2049
(e)
10,167 1,950
4.00%, 04/20/2044
(e)
1,123 66
4.00%, 01/20/2046
(e)
931 40
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
570 515
New Residential Mortgage Loan Trust 2015-2
5.30%, 08/25/2055
(c),(d)
2,551 2,540
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(c),(d)
1,516 1,108
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
712 696
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
1,692 1,591
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(d)
181 163
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
3,717 3,729
$ 54,963
Other Asset Backed Securities - 0 .13%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(c)
847 844
TOTAL BONDS $ 182,838
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 93 .92%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4 .85%
3.00%, 04/01/2035 $ 587 $ 564
3.00%, 03/01/2037 1,422 1,341
3.00%, 05/01/2043 921 838
3.00%, 07/01/2045 2,385 2,141
3.00%, 10/01/2046 3,516 3,160
3.50%, 11/01/2026 148 147
3.50%, 02/01/2032 855 842
3.50%, 04/01/2032 827 814
3.50%, 04/01/2042 2,222 2,083
3.50%, 07/01/2042 2,772 2,599
3.50%, 08/01/2043 1,787 1,676
3.50%, 02/01/2044 1,904 1,773
3.50%, 11/01/2046 1,659 1,531
4.00%, 12/01/2041 1,565 1,513
4.00%, 07/01/2042 1,329 1,284
4.00%, 09/15/2042 457 446
4.00%, 10/01/2045 2,794 2,668
4.50%, 04/01/2041 1,569 1,557
5.00%, 10/01/2025 1 1
5.00%, 12/01/2032 6 6
5.00%, 02/01/2033 87 89
5.00%, 01/01/2034 989 1,004
5.00%, 05/01/2034 20 20
5.00%, 07/01/2035 10 10
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 94 95
5.00%, 07/01/2044 778 786
5.00%, 03/01/2048 1,586 1,593
5.50%, 05/01/2033 1 1
5.50%, 10/01/2033 4 4
5.50%, 12/01/2033 80 82
5.50%, 07/01/2037 5 5
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 9 10
6.00%, 06/01/2028 1 1
6.00%, 05/01/2031 19 19
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 5 5
6.00%, 11/01/2033 113 117
6.00%, 09/01/2034 17 18
6.00%, 02/01/2035 9 10
6.00%, 10/01/2036 13 14
6.00%, 03/01/2037 35 36
6.00%, 05/01/2037 51 53
6.00%, 03/01/2038 19 19
6.00%, 04/01/2038 13 13
6.00%, 07/01/2038 50 52
6.00%, 10/01/2038 26 28
6.50%, 03/01/2029 6 6
6.50%, 04/01/2031 19 19
6.50%, 10/01/2031 14 14
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 2 2
7.00%, 01/01/2028 20 21
7.00%, 06/01/2029 13 14
7.00%, 04/01/2031 10 10
7.00%, 10/01/2031 18 18
7.00%, 04/01/2032 39 40
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 2 2
8.50%, 07/01/2029 36 36
$ 31,259
Federal National Mortgage Association (FNMA) - 0 .07%
5.50%, 05/01/2033 31 31
6.00%, 01/01/2032 25 25
6.00%, 04/01/2033 50 50
6.00%, 09/01/2034 121 123

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
6.30%, 12/01/2033 $ 11 $ 11
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.70%
6.50%, 06/01/2031 19 20
6.50%, 11/01/2032 128 130
6.50%, 11/01/2032 30 30
7.00%, 08/01/2028 8 8
7.00%, 12/01/2028 12 12
7.00%, 07/01/2029 8 9
7.00%, 07/01/2032 8 8
7.50%, 02/01/2030 1 1
$ 458
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 58 .84%
2.00%, 11/01/2051 9,395 7,568
2.00%, 11/01/2051 3,667 2,917
2.00%, 12/01/2051 12,028 9,643
2.00%, 12/01/2051 16,078 12,963
2.00%, 01/01/2052 10,717 8,656
2.00%, 01/01/2052 13,550 10,884
2.00%, 02/01/2052 10,159 8,282
2.00%, 03/01/2052 11,538 9,222
2.50%, 02/01/2051 7,098 6,028
2.50%, 07/01/2051 10,596 8,928
2.50%, 10/01/2051 11,087 9,237
2.50%, 11/01/2051 5,277 4,478
2.50%, 12/01/2051 11,830 10,094
2.50%, 01/01/2052 11,508 9,779
3.00%, 08/01/2031 1,884 1,838
3.00%, 10/01/2036 2,161 2,037
3.00%, 01/01/2046 2,213 1,983
3.00%, 07/01/2046 2,397 2,132
3.00%, 10/01/2046 2,861 2,547
3.00%, 12/01/2046 3,094 2,750
3.00%, 07/01/2050 5,008 4,397
3.00%, 08/01/2050 3,906 3,430
3.00%, 09/01/2050 6,343 5,574
3.50%, 08/01/2031 1,051 1,038
3.50%, 06/01/2039 1,084 1,040
3.50%, 06/01/2042 894 837
3.50%, 11/01/2042 1,666 1,560
3.50%, 02/01/2043 809 758
3.50%, 05/01/2043 1,169 1,095
3.50%, 03/01/2045 1,768 1,642
3.50%, 09/01/2045 1,757 1,627
3.50%, 11/01/2048 5,688 5,286
3.50%, 12/01/2049 921 850
4.00%, 01/01/2034 334 332
4.00%, 10/01/2037 1,393 1,377
4.00%, 09/01/2040 755 730
4.00%, 02/01/2042 724 699
4.00%, 03/01/2043 1,022 986
4.00%, 08/01/2044 1,371 1,320
4.00%, 11/01/2044 1,129 1,082
4.00%, 07/01/2045 1,839 1,752
4.00%, 08/01/2045 2,005 1,916
4.00%, 08/01/2046 3,225 3,060
4.00%, 07/01/2047 2,990 2,849
4.00%, 02/01/2048 2,610 2,478
4.00%, 07/01/2052 2,518 2,351
4.50%, 09/01/2025 7 7
4.50%, 08/01/2039 918 912
4.50%, 10/01/2044 1,286 1,247
4.50%, 12/01/2044 2,684 2,634
4.50%, 05/01/2045 1,222 1,198
4.50%, 09/01/2045 1,618 1,586
4.50%, 10/01/2045 2,342 2,302
4.50%, 11/01/2045 3,305 3,234
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 06/01/2052 $ 4,682 $ 4,516
4.50%, 08/01/2052 4,719 4,538
4.50%, 10/01/2052 3,318 3,179
4.50%, 01/01/2054 4,621 4,453
5.00%, 01/01/2026 1 1
5.00%, 04/01/2035 54 55
5.00%, 05/01/2035 19 19
5.00%, 07/01/2035 7 7
5.00%, 02/01/2038 699 707
5.00%, 03/01/2038 440 445
5.00%, 02/01/2040 2,076 2,115
5.00%, 05/01/2040 800 807
5.00%, 07/01/2040 408 411
5.00%, 07/01/2041 2,185 2,205
5.00%, 02/01/2044 1,083 1,088
5.00%, 06/01/2044 928 937
5.00%, 05/01/2048 1,729 1,734
5.00%, 09/01/2052 4,254 4,206
5.00%, 11/01/2054 5,494 5,409
5.00%, 02/01/2055 3,044 2,997
5.00%, 05/01/2055
(f)
21,900 21,436
5.50%, 06/01/2026 2 2
5.50%, 07/01/2033 160 164
5.50%, 12/01/2037 336 342
5.50%, 03/01/2038 65 67
5.50%, 07/01/2053 5,277 5,312
5.50%, 07/01/2053 5,505 5,616
5.50%, 11/01/2053 6,012 6,059
5.50%, 11/01/2053 5,870 5,906
5.50%, 05/01/2054 4,770 4,788
5.50%, 10/01/2054 7,614 7,665
5.50%, 02/01/2055 4,850 4,868
5.50%, 05/01/2055
(f)
25,400 25,346
6.00%, 03/01/2029 7 7
6.00%, 11/01/2032 4 4
6.00%, 11/01/2037 9 9
6.00%, 02/01/2038 27 28
6.00%, 03/01/2038 24 25
6.00%, 04/01/2039 120 124
6.00%, 04/01/2054 4,983 5,111
6.00%, 05/01/2054 4,911 5,026
6.00%, 06/01/2054 3,484 3,573
6.00%, 09/01/2054 3,472 3,553
6.00%, 05/01/2055
(f)
26,040 26,416
6.50%, 08/01/2028 3 3
6.50%, 03/01/2029 7 7
6.50%, 06/01/2031 38 39
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 3 3
6.50%, 08/01/2032 22 23
6.50%, 02/01/2033 31 32
6.50%, 04/01/2036 1 1
6.50%, 08/01/2036 14 14
6.50%, 08/01/2036 6 6
6.50%, 10/01/2036 11 12
6.50%, 11/01/2036 6 6
6.50%, 07/01/2037 8 8
6.50%, 08/01/2037 106 111
6.50%, 08/01/2037 10 11
6.50%, 02/01/2038 10 10
6.50%, 05/01/2054 3,646 3,786
6.50%, 05/01/2055
(f)
8,610 8,866
7.00%, 11/01/2031 24 26
7.50%, 08/01/2032 3 3
$ 379,396

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 26 .95%
2.00%, 08/20/2050 $ 3,575 $ 2,917
2.00%, 02/20/2051 8,916 7,276
2.50%, 06/20/2050 14,187 12,144
3.00%, 02/15/2043 2,025 1,838
3.00%, 09/20/2046 2,807 2,483
3.00%, 02/20/2047 2,419 2,170
3.50%, 05/15/2043 2,475 2,309
3.50%, 06/20/2043 1,790 1,639
3.50%, 02/20/2047 980 903
3.50%, 10/20/2047 1,566 1,443
4.00%, 08/15/2041 1,035 988
4.00%, 09/15/2041 2,126 2,028
4.00%, 03/15/2044 1,363 1,300
4.50%, 08/20/2048 1,286 1,248
4.50%, 05/20/2052 4,739 4,565
4.50%, 09/20/2052 5,647 5,439
4.50%, 06/20/2053 10,517 10,100
5.00%, 12/20/2052 7,808 7,703
5.00%, 04/20/2053 12,809 12,620
5.00%, 10/20/2053 4,973 4,893
5.00%, 05/20/2055
(f)
18,125 17,778
5.50%, 07/20/2033 276 286
5.50%, 03/20/2034 300 310
5.50%, 05/20/2035 30 31
5.50%, 03/20/2053 6,221 6,239
5.50%, 08/20/2053 12,526 12,548
5.50%, 05/20/2055
(f)
24,100 24,087
6.00%, 04/20/2026 2 2
6.00%, 10/20/2028 1 1
6.00%, 02/20/2029 9 10
6.00%, 02/15/2033 5 5
6.00%, 07/20/2033 228 237
6.00%, 08/15/2038 24 25
6.00%, 05/20/2055
(f)
25,620 25,912
6.50%, 03/15/2026 1 1
6.50%, 10/20/2028 1 1
6.50%, 03/20/2031 13 13
6.50%, 04/20/2031 11 11
6.50%, 10/15/2031 4 4
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 169 176
7.00%, 10/15/2027 2 2
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 26 26
7.00%, 12/15/2028 8 8
7.00%, 01/15/2029 15 16
7.00%, 03/15/2029 9 10
7.00%, 04/15/2029 29 29
7.00%, 05/15/2031 1 1
7.50%, 08/15/2029 5 5
7.50%, 10/15/2029 8 8
8.00%, 12/15/2030 1 1
$ 173,791
U.S. Treasury Bill - 3 .21%
4.19%, 06/24/2025
(g)
2,795 2,777
4.21%, 07/17/2025
(g)
18,115 17,953
$ 20,730
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 605,634
Total Investments $ 792,478
Other Assets and Liabilities -  (22.90)% (147,640)
TOTAL NET ASSETS - 100.00% $ 644,838
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,584 or 5.36% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 3,266 $ 141,012 $ 140,272 $ 4,006
$ 3,266 $ 141,012 $ 140,272 $ 4,006
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 202 $ — $ — $ —
$ 202 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2025 Long 160 $ 17,955 $ 245
US 2 Year Note; June 2025 Short 108 22,480 (117)
US 5 Year Note; June 2025 Short 294 32,104 (495)
US Long Bond; June 2025 Long 123 14,345 79
Total $ (288)
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .08 % Shares Held Value (000's)
Money Market Funds - 5 .08%
DWS Government Money Market Series -
Institutional Class 4.31%
(a)
92,700,000 $ 92,700
Goldman Sachs Financial Square Government Fund
- Institutional Class 4.25%
(a)
18,000,000 18,000
Invesco Government & Agency Portfolio -
Institutional Class 4.29%
(a)
78,300,000 78,300
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 4.26%
(a)
56,700,000 56,700
$ 245,700
TOTAL INVESTMENT COMPANIES $ 245,700
BONDS - 37 .28%
Principal
Amount (000's) Value (000's)
Federal & Federally Sponsored Credit - 0 .93%
Federal Farm Credit Banks Funding Corp
0.00%, 02/01/2027
(b),(c)
$ 45,000 $ 45,000
Secured Overnight Financing Rate + 0.11%
Finance - Mortgage Loan/Banker - 36 .35%
Federal Farm Credit Discount Notes
4.20%, 05/14/2025 40,000 39,939
Federal Home Loan Bank Discount Notes
4.19%, 06/20/2025 60,000 59,651
4.19%, 06/25/2025 60,000 59,616
4.19%, 07/23/2025 42,700 42,288
4.20%, 06/18/2025 64,707 64,343
4.20%, 07/07/2025 24,000 23,813
4.20%, 07/25/2025 72,000 71,289
4.20%, 07/30/2025 60,000 59,370
4.21%, 05/23/2025 50,000 49,871
4.21%, 06/13/2025 60,000 59,698
4.21%, 06/27/2025 45,000 44,700
4.21%, 07/01/2025 52,041 51,671
4.21%, 07/02/2025 50,000 49,638
4.21%, 07/09/2025 62,150 61,650
4.21%, 07/16/2025 60,000 59,466
4.22%, 05/09/2025 65,000 64,939
4.22%, 05/16/2025 60,000 59,895
4.22%, 05/28/2025 44,000 43,861
4.23%, 05/21/2025 60,000 59,859
4.23%, 06/03/2025 60,000 59,768
4.24%, 06/11/2025 60,000 59,711
4.25%, 05/02/2025 61,124 61,117
4.25%, 05/07/2025 72,450 72,399
4.25%, 05/30/2025 60,000 59,797
4.25%, 06/02/2025 50,000 49,811
4.25%, 06/06/2025 67,000 66,716
4.25%, 06/10/2025 60,000 59,717
4.26%, 06/04/2025 85,000 84,661
Freddie Mac Discount Notes
4.22%, 07/22/2025 30,000 29,712
4.22%, 07/24/2025 9,383 9,291
4.23%, 05/19/2025 90,000 89,810
4.25%, 05/14/2025 9,475 9,460
4.25%, 05/16/2025 20,000 19,965
$ 1,757,492
TOTAL BONDS $ 1,802,492
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 14 .40%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 14 .40%
4.16%, 07/08/2025 $ 60,000 $ 59,529
4.17%, 07/01/2025 60,000 59,577
4.18%, 07/15/2025 60,000 59,478
4.19%, 05/29/2025 60,000 59,804
4.19%, 07/22/2025 60,000 59,427
4.20%, 06/12/2025 60,000 59,706
4.21%, 06/17/2025 50,000 49,725
4.22%, 05/08/2025 60,000 59,951
4.22%, 05/15/2025 50,000 49,918
4.23%, 05/01/2025 60,000 60,000
4.23%, 05/27/2025 60,000 59,817
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
4.23%, 08/14/2025 $ 60,000 $ 59,261
$ 696,193
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 696,193
REPURCHASE AGREEMENTS - 44 .46%
Maturity Amount
(000's) Value (000's)
Banks - 44 .46%
Bank of Montreal Repurchase Agreement; 4.34%
traded 04/30/2025 maturing 05/01/2025
(collateralized by US Government Securities;
$153,000,074; 0.00%-4.625%; dated
07/15/2025-02/15/2041)
$ 150,018 $ 150,000
Bank of New York Mellon Repurchase Agreement;
4.36% traded 04/30/2025 maturing 05/01/2025
(collateralized by US Government Security;
$204,000,053; 3.875%; dated 04/30/2030)
200,024 200,000
Barclays Capital Repurchase Agreement; 4.36%
traded 04/30/2025 maturing 05/01/2025
(collateralized by US Government Security;
$132,600,019; 3.75%; dated 12/31/2030)
130,016 130,000
BNP Paribas Securities Corp Repurchase
Agreement; 4.36% traded 04/30/2025 maturing
05/01/2025 (collateralized by US Government
Securities; $142,800,000; 0.00%-4.375%; dated
05/15/2025-05/15/2049)
140,017 140,000
Federal Reserve Bank of New York Repurchase
Agreement; 4.25% traded 04/30/2025 maturing
05/01/2025 (collateralized by US Government
Securities; $1,100,129,875; 0.625%-2.375%;
dated 01/31/2027-02/15/2041)
1,100,130 1,100,000
Goldman Sachs Repurchase Agreement; 4.34%
traded 04/30/2025 maturing 05/01/2025
(collateralized by US Government Securities;
$122,400,011; 0.00%-2.875%; dated
05/15/2025-05/15/2049)
120,014 120,000
HSBC Bank USA Repurchase Agreement; 4.34%
traded 04/30/2025 maturing 05/01/2025
(collateralized by US Government Securities;
$163,200,001; 0.00%-4.50%; dated
05/15/2027-05/15/2044)
160,019 160,000
Merrill Lynch Repurchase Agreement; 4.35% traded
04/30/2025 maturing 05/01/2025 (collateralized
by US Government Security; $153,000,013;
4.00%; dated 01/31/2031)
150,018 150,000
$ 2,150,000
TOTAL REPURCHASE AGREEMENTS $ 2,150,000
Total Investments $ 4,894,385
Other Assets and Liabilities -  (1.22)% (59,216)
TOTAL NET ASSETS - 100.00% $ 4,835,169
(a) 1-day yield shown is as of period end.
(b) Security purchased on a when-issued basis.
(c) Non-income producing security

Schedule of Investments
High Yield Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .83 % Shares Held Value (000's)
Money Market Funds - 7 .83%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
8,575,965 $ 8,576
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
468,197,640 468,198
$ 476,774
TOTAL INVESTMENT COMPANIES $ 476,774
COMMON STOCKS - 0 .04 % Shares Held Value (000's)
Distribution & Wholesale - 0 .00%
ATD New Holdings Inc
(d),(e),(f)
101,514 $ —
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 44
Electric - 0 .00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Healthcare - Services - 0 .01%
Sound Inpatient Physicians Inc - Class A
(d),(e)
3,870,585 532
Sound Inpatient Physicians Inc - Class A2
(d),(e)
173,273 173
$ 705
Mining - 0 .01%
Arctic Canadian Diamond Co Ltd
(d),(e),(g)
5,247 437
Burgundy Diamond Mines Ltd
(d)
6,531,458 151
$ 588
Oil & Gas - 0 .02%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
$ 1,087
Retail - 0 .00%
Claire's Holdings LLC
(d),(e)
4,036 —
Telecommunications - 0 .00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 2,424
PREFERRED STOCKS - 0 .00 % Shares Held Value (000's)
Telecommunications - 0 .00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 87 .85%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .00%
Bombardier Inc
7.00%, 06/01/2032
(h),(i)
$ 11,804 $ 11,943
7.25%, 07/01/2031
(i)
13,761 14,089
7.50%, 02/01/2029
(i)
2,660 2,740
8.75%, 11/15/2030
(i)
20,773 22,259
TransDigm Inc
4.88%, 05/01/2029 3,280 3,165
6.00%, 01/15/2033
(i)
30,745 30,681
6.38%, 03/01/2029
(i)
14,100 14,364
6.63%, 03/01/2032
(i)
6,872 7,039
7.13%, 12/01/2031
(i)
1,400 1,455
Triumph Group Inc
9.00%, 03/15/2028
(i)
13,448 14,107
$ 121,842
Airlines - 0 .88%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,678 2,507
American Airlines Inc
7.25%, 02/15/2028
(h),(i)
91 90
8.50%, 05/15/2029
(h),(i)
1,535 1,564
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(i)
8,871 8,604
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(h),(i)
10,300 9,530
OneSky Flight LLC
8.88%, 12/15/2029
(i)
7,648 7,720
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027 2,716 2,677
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 04/07/2030 56 52
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
4.38%, 04/15/2026
(i)
$ 160 $ 158
4.63%, 04/15/2029
(i)
21,835 20,510
$ 53,412
Apparel - 0 .42%
S&S Holdings LLC
8.38%, 10/01/2031
(i)
27,427 25,774
Automobile Manufacturers - 0 .05%
Ford Motor Co
3.25%, 02/12/2032 4,134 3,378
Automobile Parts & Equipment - 1 .39%
American Axle & Manufacturing Inc
6.50%, 04/01/2027 87 85
6.88%, 07/01/2028
(h)
20,870 20,086
Dana Inc
4.25%, 09/01/2030
(h)
13,495 12,448
4.50%, 02/15/2032 3,500 3,150
5.38%, 11/15/2027 7,280 7,231
5.63%, 06/15/2028
(h)
6,745 6,689
IHO Verwaltungs GmbH
7.75%, PIK 0.00%; 11/15/2030
(i),(j),(k)
7,950 7,761
8.00%, PIK 8.75%; 11/15/2032
(i),(j),(k)
1,375 1,317
Phinia Inc
6.63%, 10/15/2032
(i)
9,460 9,282
6.75%, 04/15/2029
(i)
1,274 1,288
Tenneco Inc
8.00%, 11/17/2028
(i)
13,280 12,686
ZF North America Capital Inc
6.75%, 04/23/2030
(i)
50 46
6.88%, 04/14/2028
(i)
2,805 2,678
6.88%, 04/23/2032
(i)
40 35
$ 84,782
Banks - 2 .54%
Barclays PLC
5.09%, 06/20/2030
(l)
26,300 26,093
3 Month USD LIBOR + 3.05%
7.63%, 03/15/2035
(h),(l),(m),(n)
11,725 11,217
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(l),(m),(n)
21,085 21,541
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
6.50%, 04/01/2030
(l),(m)
35,370 35,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
UBS Group AG
7.00%, 02/10/2030
(i),(l),(m),(n)
21,475 20,751
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
9.25%, 11/13/2028
(i),(l),(m),(n)
36,900 39,870
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
$ 154,815
Building Materials - 2 .22%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(h),(i)
27,570 28,401
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(i)
14,060 14,070
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(i)
15,495 13,964
Quikrete Holdings Inc
6.38%, 03/01/2032
(i)
22,255 22,381
6.75%, 03/01/2033
(i)
7,865 7,894
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
49,622 48,480
$ 135,190

Schedule of Investments
High Yield Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 3 .17%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(i)
$ 19,485 $ 15,164
6.50%, 05/15/2026
(i)
15,740 15,172
12.00%, 02/15/2031
(h),(i)
10,556 9,516
Element Solutions Inc
3.88%, 09/01/2028
(i)
25,703 24,299
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(i),(j),(k)
9,595 8,216
Olin Corp
6.63%, 04/01/2033
(i)
8,575 8,137
Olympus Water US Holding Corp
4.25%, 10/01/2028
(i)
1,155 1,067
6.25%, 10/01/2029
(i)
43,405 39,868
7.13%, 10/01/2027
(i)
3,439 3,448
7.25%, 06/15/2031
(h),(i)
12,185 12,185
9.75%, 11/15/2028
(i)
3,584 3,734
Tronox Inc
4.63%, 03/15/2029
(i)
32,703 26,472
Vibrantz Technologies Inc
9.00%, 02/15/2030
(i)
33,845 25,637
$ 192,915
Commercial Services - 3 .94%
ADT Security Corp/The
4.13%, 08/01/2029
(i)
14,460 13,645
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(i)
5,940 5,917
Albion Financing 2 Sarl
8.75%, 04/15/2027
(i)
18,538 18,712
Block Inc
6.50%, 05/15/2032
(i)
2,210 2,255
EquipmentShare.com Inc
8.00%, 03/15/2033
(h),(i)
15,345 15,146
8.63%, 05/15/2032
(i)
12,030 12,282
9.00%, 05/15/2028
(i)
1,000 1,018
Garda World Security Corp
4.63%, 02/15/2027
(i)
107 105
6.00%, 06/01/2029
(i)
18,173 16,998
7.75%, 02/15/2028
(i)
27 28
8.25%, 08/01/2032
(i)
150 147
8.38%, 11/15/2032
(i)
20,170 19,896
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(i)
284 271
5.75%, 04/15/2026
(i)
164 164
6.25%, 01/15/2028
(h),(i)
30,650 30,625
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(i)
2,630 2,667
United Rentals North America Inc
3.88%, 02/15/2031 11,480 10,484
4.88%, 01/15/2028 4,136 4,077
5.25%, 01/15/2030 8,650 8,554
Veritiv Operating Co
10.50%, 11/30/2030
(h),(i)
34,653 36,197
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(i)
31,000 30,689
ZipRecruiter Inc
5.00%, 01/15/2030
(i)
12,006 10,015
$ 239,892
Computers - 1 .86%
McAfee Corp
7.38%, 02/15/2030
(i)
40,110 34,646
NCR Atleos Corp
9.50%, 04/01/2029
(i)
26,470 28,478
Seagate HDD Cayman
5.75%, 12/01/2034 9,660 9,321
8.50%, 07/15/2031 3,920 4,193
9.63%, 12/01/2032 15,075 17,014
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Vericast Corp
12.50%, 12/15/2027
(i)
$ 800 $ 852
Virtusa Corp
7.13%, 12/15/2028
(i)
20,062 19,126
$ 113,630
Consumer Products - 0 .27%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(i)
9,075 7,500
10.75%, 06/30/2032
(h),(i)
15,075 9,033
$ 16,533
Cosmetics & Personal Care - 0 .48%
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(g)
4,938 —
Perrigo Finance Unlimited Co
6.13%, 09/30/2032
(h)
29,270 29,055
$ 29,055
Distribution & Wholesale - 0 .08%
H&E Equipment Services Inc
3.88%, 12/15/2028
(i)
4,885 4,864
Diversified Financial Services - 4 .69%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.95%, 03/10/2055
(l)
27,625 27,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Credit Acceptance Corp
6.63%, 03/15/2030
(i)
8,650 8,487
9.25%, 12/15/2028
(i)
28,443 30,059
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(i)
44,315 44,806
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(i)
42,755 42,600
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(i)
31,170 30,636
6.75%, 05/01/2033
(i)
7,350 7,385
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(i)
5,250 5,152
8.13%, 03/30/2029
(i)
6,885 7,200
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(i)
4,500 3,938
OneMain Finance Corp
3.50%, 01/15/2027 4,210 4,031
4.00%, 09/15/2030 7,638 6,773
6.63%, 01/15/2028 2,675 2,694
6.63%, 05/15/2029 11,314 11,347
7.13%, 11/15/2031
(h)
27,370 27,483
7.50%, 05/15/2031 7,760 7,869
Rfna LP
7.88%, 02/15/2030
(i)
9,790 9,630
TrueNoord Capital DAC
8.75%, 03/01/2030
(i)
7,595 7,758
$ 285,588
Electric - 3 .51%
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(i)
29,495 28,977
Clearway Energy Operating LLC
3.75%, 02/15/2031
(i)
43,120 38,389
Lightning Power LLC
7.25%, 08/15/2032
(i)
44,485 46,088
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(l)
29,835 30,077
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
3.63%, 02/15/2031
(i)
10,995 9,882
3.88%, 02/15/2032
(i)
6,181 5,529
6.25%, 11/01/2034
(i)
4,110 4,104

Schedule of Investments
High Yield Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NRG Energy Inc (continued)
10.25%, 03/15/2028
(i),(l),(m)
$ 12,125 $ 13,283
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Vistra Corp
7.00%, 12/15/2026
(i),(l),(m)
16,889 17,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(i)
21,107 20,296
$ 213,681
Electronics - 0 .22%
Imola Merger Corp
4.75%, 05/15/2029
(i)
14,282 13,638
Engineering & Construction - 0 .39%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(i)
25,003 23,777
Entertainment - 3 .60%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(i)
19,815 20,509
Caesars Entertainment Inc
4.63%, 10/15/2029
(i)
3,450 3,185
6.00%, 10/15/2032
(h),(i)
15,010 14,151
6.50%, 02/15/2032
(i)
30,505 30,665
7.00%, 02/15/2030
(i)
7,311 7,484
8.13%, 07/01/2027
(i)
115 115
CCM Merger Inc
6.38%, 05/01/2026
(i)
11,939 11,953
Churchill Downs Inc
4.75%, 01/15/2028
(i)
240 233
5.75%, 04/01/2030
(i)
28,560 27,931
6.75%, 05/01/2031
(i)
210 212
Cinemark USA Inc
5.25%, 07/15/2028
(h),(i)
18,440 18,107
7.00%, 08/01/2032
(i)
40,555 41,470
Starz Capital Holdings LLC
5.50%, 04/15/2029
(h),(i)
13,195 10,121
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(i)
104 100
6.25%, 03/15/2033
(i)
17,075 16,505
7.13%, 02/15/2031
(i)
15,966 16,470
$ 219,211
Environmental Control - 0 .50%
Madison IAQ LLC
4.13%, 06/30/2028
(i)
18,265 17,438
Waste Pro USA Inc
7.00%, 02/01/2033
(i)
12,610 12,866
$ 30,304
Food - 3 .63%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(i)
11,785 10,992
4.63%, 01/15/2027
(i)
8,270 8,176
6.25%, 03/15/2033
(i)
4,740 4,809
B&G Foods Inc
5.25%, 09/15/2027 11,625 10,896
8.00%, 09/15/2028
(i)
17,105 16,971
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(i),(j),(k)
5,481 5,808
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(i)
13,095 12,875
7.63%, 07/01/2029
(i)
12,484 13,076
Fiesta Purchaser Inc
7.88%, 03/01/2031
(i)
3,744 3,922
9.63%, 09/15/2032
(i)
24,490 25,608
Ingles Markets Inc
4.00%, 06/15/2031
(i)
20,752 18,780
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.63%, 01/15/2032 $ 27,275 $ 24,677
Pilgrim's Pride Corp
3.50%, 03/01/2032 14,595 12,950
4.25%, 04/15/2031 15,060 14,238
Post Holdings Inc
4.63%, 04/15/2030
(i)
28,739 27,090
6.25%, 10/15/2034
(i)
2,870 2,846
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(i)
7,595 7,214
$ 220,928
Forest Products & Paper - 0 .47%
Mercer International Inc
5.13%, 02/01/2029 21,090 17,348
12.88%, 10/01/2028
(i)
5,860 5,988
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(i)
5,381 5,591
$ 28,927
Gas - 0 .14%
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035
(i)
8,655 8,888
Healthcare - Products - 0 .45%
Medline Borrower LP
3.88%, 04/01/2029
(i)
26,645 24,855
5.25%, 10/01/2029
(i)
3,085 2,930
$ 27,785
Healthcare - Services - 4 .10%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
41,537 39,267
7.38%, 03/15/2033
(i)
3,775 3,772
Centene Corp
2.50%, 03/01/2031 16,540 14,025
3.00%, 10/15/2030 1,820 1,598
3.38%, 02/15/2030 16,070 14,637
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(i)
29,751 27,715
Concentra Health Services Inc
6.88%, 07/15/2032
(i)
22,130 22,657
LifePoint Health Inc
8.38%, 02/15/2032
(i)
18,520 18,889
Molina Healthcare Inc
3.88%, 05/15/2032
(i)
10,385 9,151
4.38%, 06/15/2028
(i)
14,923 14,344
6.25%, 01/15/2033
(i)
6,742 6,691
Star Parent Inc
9.00%, 10/01/2030
(i)
27,425 27,749
Tenet Healthcare Corp
6.13%, 06/15/2030 30,511 30,616
6.75%, 05/15/2031 18,165 18,621
$ 249,732
Holding Companies - Diversified - 0 .18%
Clue Opco LLC
9.50%, 10/15/2031
(h),(i)
11,510 11,000
Home Builders - 1 .39%
Adams Homes Inc
9.25%, 10/15/2028
(i)
23,814 23,925
Century Communities Inc
3.88%, 08/15/2029
(i)
18,585 16,578
6.75%, 06/01/2027 110 110
Dream Finders Homes Inc
8.25%, 08/15/2028
(i)
16,133 16,565
Forestar Group Inc
6.50%, 03/15/2033
(i)
11,530 11,213

Schedule of Investments
High Yield Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
LGI Homes Inc
4.00%, 07/15/2029
(i)
$ 248 $ 216
7.00%, 11/15/2032
(i)
17,201 15,868
$ 84,475
Insurance - 0 .30%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(i)
12,465 11,649
6.00%, 08/01/2029
(i)
7,080 6,707
$ 18,356
Investment Companies - 0 .48%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 35,170 29,325
Iron & Steel - 1 .12%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(i)
10,100 9,208
4.88%, 03/01/2031
(i)
60 51
6.75%, 04/15/2030
(i)
80 77
6.88%, 11/01/2029
(i)
60 58
7.00%, 03/15/2032
(h),(i)
5,880 5,524
7.38%, 05/01/2033
(i)
22,715 21,354
Specialty Steel
14.44%, 11/15/2026
(e),(g)
8,096 8,096
TMS International Corp/DE
6.25%, 04/15/2029
(i)
25,550 23,639
$ 68,007
Leisure Products & Services - 2 .03%
Carnival Corp
4.00%, 08/01/2028
(i)
2,220 2,117
5.75%, 03/01/2027
(i)
9,535 9,501
6.00%, 05/01/2029
(i)
11,900 11,830
6.13%, 02/15/2033
(i)
7,330 7,268
Life Time Inc
6.00%, 11/15/2031
(i)
20,461 20,397
NCL Corp Ltd
5.88%, 03/15/2026
(i)
47 47
5.88%, 02/15/2027
(i)
7,520 7,485
6.25%, 03/01/2030
(i)
19,980 19,490
6.75%, 02/01/2032
(i)
5,000 4,882
7.75%, 02/15/2029
(h),(i)
83 86
8.13%, 01/15/2029
(i)
123 129
NCL Finance Ltd
6.13%, 03/15/2028
(i)
13,170 13,074
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(i)
15,890 15,871
5.50%, 08/31/2026
(i)
170 170
5.50%, 04/01/2028
(i)
240 240
5.63%, 09/30/2031
(i)
10,480 10,399
6.00%, 02/01/2033
(i)
291 292
6.25%, 03/15/2032
(i)
220 223
7.50%, 10/15/2027 84 89
$ 123,590
Lodging - 1 .62%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(i)
31,150 30,522
Station Casinos LLC
4.50%, 02/15/2028
(i)
100 96
4.63%, 12/01/2031
(i)
1,425 1,288
6.63%, 03/15/2032
(i)
35,673 35,466
Wynn Macau Ltd
5.13%, 12/15/2029
(i)
73 67
5.50%, 10/01/2027
(i)
40 39
5.63%, 08/26/2028
(i)
32,585 31,103
$ 98,581
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining - 0 .19%
Terex Corp
6.25%, 10/15/2032
(i)
$ 12,270 $ 11,743
Machinery - Diversified - 0 .50%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(i)
30,973 30,586
Media - 6 .26%
AMC Networks Inc
10.25%, 01/15/2029
(i)
28,990 29,785
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(i)
16,800 15,600
4.75%, 03/01/2030
(i)
10,475 9,889
4.75%, 02/01/2032
(i)
34,462 31,187
5.00%, 02/01/2028
(i)
1,325 1,293
5.13%, 05/01/2027
(i)
6,625 6,534
CSC Holdings LLC
4.50%, 11/15/2031
(i)
30,900 21,012
5.50%, 04/15/2027
(i)
2,450 2,276
6.50%, 02/01/2029
(i)
22,355 18,283
11.25%, 05/15/2028
(i)
12,641 12,357
Directv Financing LLC
8.88%, 02/01/2030
(i)
28,976 27,648
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(i)
9,927 9,594
10.00%, 02/15/2031
(i)
9,645 9,134
DISH DBS Corp
5.25%, 12/01/2026
(i)
17,388 15,823
DISH Network Corp
11.75%, 11/15/2027
(i)
26,135 27,467
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
5,599 4,103
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(h),(i)
20,934 15,528
6.75%, 10/15/2027
(i)
21,057 17,307
McGraw-Hill Education Inc
7.38%, 09/01/2031
(i)
12,415 12,685
Scripps Escrow II Inc
3.88%, 01/15/2029
(i)
20,410 15,552
Sinclair Television Group Inc
8.13%, 02/15/2033
(i)
19,925 19,723
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
8,741 7,663
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(i)
22,925 22,172
Ziggo BV
4.88%, 01/15/2030
(i)
31,155 28,683
$ 381,298
Mining - 2 .00%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(i)
10,457 11
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(i)
400 414
11.50%, 10/01/2031
(i)
725 796
First Quantum Minerals Ltd
6.88%, 10/15/2027
(h),(i)
6,345 6,267
8.00%, 03/01/2033
(i)
9,110 9,013
8.63%, 06/01/2031
(i)
17,095 17,327
Hudbay Minerals Inc
6.13%, 04/01/2029
(i)
8,405 8,368
IAMGOLD Corp
5.75%, 10/15/2028
(i)
19,263 19,082
New Gold Inc
6.88%, 04/01/2032
(i)
16,140 16,507
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(i)
15,820 —
Taseko Mines Ltd
8.25%, 05/01/2030
(i)
43,832 44,258
$ 122,043

Schedule of Investments
High Yield Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 4 .32%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(i)
$ 28,032 $ 28,145
APA Corp
5.25%, 02/01/2042
(i)
4,094 3,258
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(i)
34,165 33,807
9.00%, 11/01/2027
(i)
9,300 10,910
Borr IHC Ltd / Borr Finance LLC
10.00%, 11/15/2028
(i)
13,833 11,765
Chord Energy Corp
6.75%, 03/15/2033
(i)
14,240 13,861
EQT Corp
4.75%, 01/15/2031
(i)
8,925 8,619
6.38%, 04/01/2029
(i)
6,440 6,590
7.50%, 06/01/2027
(i)
160 162
7.50%, 06/01/2030
(i)
55 59
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(i)
7,158 6,702
6.00%, 02/01/2031
(i)
4,645 4,169
6.25%, 04/15/2032
(i)
1,550 1,348
6.88%, 05/15/2034
(i)
13,400 11,387
7.25%, 02/15/2035
(i)
6,650 5,794
Matador Resources Co
6.25%, 04/15/2033
(i)
31,120 29,374
Permian Resources Operating LLC
6.25%, 02/01/2033
(i)
28,655 28,022
Puma International Financing SA
5.00%, 01/24/2026
(i)
95 93
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 31,585 29,724
Transocean Inc
8.50%, 05/15/2031
(i)
37,475 28,970
Vital Energy Inc
9.75%, 10/15/2030 260 220
$ 262,979
Oil & Gas Services - 1 .17%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(i)
44,261 44,186
Enerflex Ltd
9.00%, 10/15/2027
(i)
26,276 26,874
$ 71,060
Packaging & Containers - 2 .64%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(i)
9,640 9,443
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(i)
16,537 16,120
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(i)
2,205 2,221
6.75%, 04/15/2032
(i)
13,515 13,819
6.88%, 01/15/2030
(i)
14,990 15,231
8.75%, 04/15/2030
(i)
20,469 21,090
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 14,495 14,907
LABL Inc
5.88%, 11/01/2028
(i)
10,046 8,308
8.63%, 10/01/2031
(i)
23,035 18,831
9.50%, 11/01/2028
(i)
8,927 7,800
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(i)
12,255 12,287
9.25%, 04/15/2027
(i)
22,570 20,708
$ 160,765
Pharmaceuticals - 3 .83%
1261229 BC Ltd
10.00%, 04/15/2032
(i)
31,845 31,182
180 Medical Inc
3.88%, 10/15/2029
(i)
26,920 25,210
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AdaptHealth LLC
5.13%, 03/01/2030
(i)
$ 31,501 $ 28,159
BellRing Brands Inc
7.00%, 03/15/2030
(i)
28,390 29,456
Endo Finance Holdings Inc
8.50%, 04/15/2031
(h),(i)
34,096 35,451
Jazz Securities DAC
4.38%, 01/15/2029
(i)
47,640 45,211
Owens & Minor Inc
4.50%, 03/31/2029
(h),(i)
31,142 25,238
10.00%, 04/15/2030
(i)
12,835 13,247
$ 233,154
Pipelines - 3 .12%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(i)
17,110 16,698
5.75%, 03/01/2027
(i)
13,570 13,521
6.63%, 02/01/2032
(i)
92 93
DT Midstream Inc
4.13%, 06/15/2029
(i)
24,650 23,135
4.30%, 04/15/2032
(i)
5,900 5,422
Harvest Midstream I LP
7.50%, 05/15/2032
(i)
28,683 29,191
Hess Midstream Operations LP
4.25%, 02/15/2030
(i)
46,590 43,734
Venture Global LNG Inc
7.00%, 01/15/2030
(i)
1,450 1,366
8.38%, 06/01/2031
(i)
26,805 25,848
9.50%, 02/01/2029
(i)
29,790 30,869
$ 189,877
Private Equity - 0 .22%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(i)
9,195 8,920
3.75%, 09/15/2030
(h),(i)
5,288 4,647
$ 13,567
REITs - 3 .59%
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(i)
5,685 5,904
Iron Mountain Inc
4.50%, 02/15/2031
(i)
32,606 30,207
4.88%, 09/15/2027
(i)
160 158
4.88%, 09/15/2029
(i)
230 221
5.00%, 07/15/2028
(i)
100 98
5.25%, 03/15/2028
(i)
190 187
5.25%, 07/15/2030
(i)
6,345 6,149
5.63%, 07/15/2032
(i)
144 140
6.25%, 01/15/2033
(i)
6,481 6,469
7.00%, 02/15/2029
(i)
200 205
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(i)
150 140
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(i)
39,082 37,410
7.00%, 07/15/2031
(i)
18,850 19,368
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 22,150 14,681
8.50%, 02/15/2032
(i)
6,340 6,441
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(i)
14,103 13,203
5.88%, 10/01/2028
(i)
60 59
7.00%, 02/01/2030
(i)
14,275 14,288
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(i)
36,090 32,275

Schedule of Investments
High Yield Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
XHR LP
4.88%, 06/01/2029
(i)
$ 30,553 $ 28,719
6.63%, 05/15/2030
(i)
2,634 2,595
$ 218,917
Retail - 4 .76%
Academy Ltd
6.00%, 11/15/2027
(i)
12,535 12,512
Bath & Body Works Inc
6.63%, 10/01/2030
(i)
17,275 17,579
6.75%, 07/01/2036 11,370 11,186
6.88%, 11/01/2035 120 120
6.95%, 03/01/2033 2,750 2,723
Carvana Co
0.00%, PIK 14.00%; 06/01/2031
(i),(j),(k)
385 434
9.00%, PIK 12.00%; 12/01/2028
(i),(j),(k)
86 88
11.00%, PIK 13.00%; 06/01/2030
(i),(j),(k)
29,415 31,146
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(i)
CAD 8,370 6,041
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(i)
$ 45,420 42,076
6.75%, 01/15/2030
(i)
16,123 14,106
Gap Inc/The
3.63%, 10/01/2029
(i)
24,530 22,178
3.88%, 10/01/2031
(i)
8,076 6,919
Macy's Retail Holdings LLC
5.88%, 03/15/2030
(i)
63 59
6.13%, 03/15/2032
(i)
20,053 18,056
6.38%, 03/15/2037 30 24
6.70%, 07/15/2034
(i)
130 109
Park River Holdings Inc
5.63%, 02/01/2029
(i)
18,563 14,523
Patrick Industries Inc
4.75%, 05/01/2029
(i)
10,718 10,066
6.38%, 11/01/2032
(i)
12,870 12,495
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(i)
13,490 12,893
7.75%, 02/15/2029
(i)
2,980 2,775
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(i)
9,080 8,532
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(h),(i)
42,900 43,536
$ 290,176
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0 .53%
ams-OSRAM AG
12.25%, 03/30/2029
(i)
31,639 32,059
Software - 1 .30%
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(i)
1,000 857
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(i)
1,050 930
Cloud Software Group Inc
6.50%, 03/31/2029
(i)
440 440
9.00%, 09/30/2029
(i)
32,680 32,923
Open Text Corp
3.88%, 02/15/2028
(i)
156 149
3.88%, 12/01/2029
(i)
33,265 30,650
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Open Text Holdings Inc
4.13%, 02/15/2030
(i)
$ 150 $ 139
4.13%, 12/01/2031
(i)
14,960 13,379
$ 79,467
Telecommunications - 3 .49%
Altice Financing SA
5.00%, 01/15/2028
(i)
24,088 18,499
Altice France SA
8.13%, 02/01/2027
(i)
28,862 26,418
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(i)
22,820 21,347
EchoStar Corp
10.75%, 11/30/2029 13,795 14,589
Frontier Communications Holdings LLC
5.88%, 11/01/2029 10,710 10,715
Level 3 Financing Inc
4.00%, 04/15/2031
(i)
3,000 2,341
10.00%, 10/15/2032
(i)
15,830 15,790
10.50%, 05/15/2030
(i)
19,280 20,843
10.75%, 12/15/2030
(i)
14,645 16,214
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(i)
25,285 24,778
Viavi Solutions Inc
3.75%, 10/01/2029
(i)
27,375 25,082
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031
(i)
625 549
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(i)
6,950 7,115
Zayo Group Holdings Inc
4.00%, 03/01/2027
(i)
6,530 6,014
6.13%, 03/01/2028
(h),(i)
3,050 2,480
$ 212,774
Textiles - 0 .24%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
0.00%, PIK 7.50%; 07/18/2025
(i),(j),(k)
7,500 5,662
Linx Capital Ltd
15.20%, 06/30/2025
(i),(j)
EUR 8,032 8,736
$ 14,398
Transportation - 1 .57%
Brightline East LLC
11.00%, 01/31/2030
(h),(i)
$ 19,771 16,113
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 95
SFL Corp Ltd
7.25%, 05/12/2026
(i)
8,200 8,096
7.75%, 01/29/2030
(i)
23,600 23,009
8.25%, 04/19/2028 10,200 10,493
8.88%, 02/01/2027 8,700 8,744
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(i)
29,290 29,219
$ 95,769
TOTAL BONDS $ 5,352,507
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —

Schedule of Investments
High Yield Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 5 .37%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .02%
TransDigm Inc Term Loan J
6.80%, 02/28/2031
(o)
$ 1,204 $ 1,191
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .49%
AAdvantage Loyalty IP Ltd Term Loan B
6.52%, 04/20/2028
(o)
14,852 14,518
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
SkyMiles IP Ltd Term Loan B
8.02%, 09/16/2027
(o)
1,250 1,259
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
6.28%, 02/22/2031
(o)
4,106 4,090
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
7.55%, 02/14/2031
(o)
10,863 10,293
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 30,160
Automobile Parts & Equipment - 0 .03%
Tenneco Inc Term Loan B
9.42%, 11/17/2028
(o)
1,800 1,699
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Building Materials - 0 .17%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.76%, 03/28/2031
(o)
2,407 2,364
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Quikrete Holdings Inc Term Loan B3
7.01%, 01/31/2032
(o)
8,150 7,980
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 10,344
Chemicals - 0 .49%
Advancion Holdings LLC Term Loan
12.61%, 11/24/2028
(o)
25,457 23,637
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Consolidated Energy Finance SA Term Loan B
8.25%, 11/15/2030
(o)
6,484 5,931
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 29,568
Commercial Services - 0 .31%
Aggreko Holdings Inc Term Loan B
7.29%, 08/16/2029
(o)
5,985 5,970
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Garda World Security Corp Term Loan B
7.64%, 02/01/2029
(o)
1,995 1,972
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Veritiv Operating Co Term Loan B
8.30%, 11/30/2030
(o)
10,783 10,677
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 18,619
Consumer Products - 0 .05%
Kronos Acquisition Holdings Inc Term Loan B
8.30%, 06/27/2031
(o)
3,925 3,145
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0 .05%
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
9.28%, PIK 0.00%, 05/30/2027
(k),(o)
$ 3,621 $ 3,358
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Food - 0 .22%
Fiesta Purchaser Inc Term Loan B
7.57%, 02/12/2031
(o)
13,568 13,434
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Forest Products & Paper - 0 .14%
Spectrum Group Buyer Inc Term Loan B
10.78%, PIK 0.00%, 05/19/2028
(k),(o)
9,591 8,632
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Healthcare - Services - 0 .34%
LifePoint Health Inc Term Loan B
8.01%, 05/16/2031
(o)
21,052 20,611
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Insurance - 0 .04%
Asurion LLC Term Loan B4
10.12%, 01/20/2029
(o)
2,500 2,288
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Investment Companies - 0 .04%
Teide Ltd PIK Term Loan
0.00%, PIK 10.00%, 08/01/2026
(k),(o)
EUR 15,123 2,570
Iron & Steel - 0 .16%
TMS International Corp/DE Term Loan B7
7.82%, 03/02/2030
(o)
$ 9,895 9,846
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Lodging - 0 .07%
Fertitta Entertainment LLC/NV Term Loan B
7.82%, 01/27/2029
(o)
4,189 4,077
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Machinery - Diversified - 0 .18%
TK Elevator US Newco Inc Term Loan B
0.00%, 04/30/2030
(o),(p)
10,840 10,786
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .51%
Directv Financing LLC Term Loan B
0.00%, 02/15/2031
(o),(p)
10,246 9,472
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Gray Media Inc Term Loan F
9.57%, 05/23/2029
(o)
6,089 5,869
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
iHeartCommunications Inc Term Loan
6.49%, 05/01/2029
(o)
16,439 12,630
CME Term Secured Overnight Financing
Rate 3 Month + 5.78%
SportsNet New York
10.25%, 04/10/2026
(e),(o)
4,254 3,174
$ 31,145
Mining - 0 .47%
Arctic Canadian Diamond Co Ltd
9.89%, 06/30/2026
(e),(o)
3,592 3,247
Arsenal AIC Parent LLC Term Loan B
7.07%, 08/18/2030
(o)
26,108 25,697
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 28,944

Schedule of Investments
High Yield Fund
April 30, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .16%
Clydesdale Acquisition Holdings Inc Term Loan B
0.00%, 03/26/2032
(o),(p)
$ 6,609 $ 6,551
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Mauser Packaging Solutions Holding Co Term Loan
B1
7.32%, 04/15/2027
(o)
3,308 3,254
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 9,805
Pharmaceuticals - 0 .35%
1261229 BC Ltd Term Loan B
10.53%, 09/25/2030
(o)
13,775 12,977
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings Inc Term Loan B
8.32%, 04/23/2031
(o)
8,945 8,653
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 21,630
Retail - 0 .30%
IRB Holding Corp Term Loan B
6.82%, 12/15/2027
(o)
15,750 15,618
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC Term Loan B
8.55%, 03/31/2029
(o)
2,469 2,398
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 18,016
Software - 0 .16%
Central Parent LLC Term Loan B
0.00%, 07/06/2029
(o),(p)
11,725 9,743
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Telecommunications - 0 .62%
Altice France SA Term Loan B11
0.00%, 07/31/2025
(o),(p)
8,000 6,948
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
CommScope LLC Term Loan
0.00%, 12/17/2029
(o),(p)
14,690 14,401
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Zayo Group Holdings Inc Term Loan B
7.44%, 03/09/2027
(o)
17,495 16,230
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 37,579
TOTAL SENIOR FLOATING RATE INTERESTS $ 327,190
Total Investments $ 6,158,895
Other Assets and Liabilities -  (1.09)% (66,472)
TOTAL NET ASSETS - 100.00% $ 6,092,423
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $81,876 or
1.34% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $0. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $78,148 or 1.28% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,680,686 or 76.83% of net assets.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $93,379 or 1.53% of net assets.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after April 30, 2025, at which time the interest rate will be determined.
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 329,982 $ 2,024,491 $ 1,886,275 $ 468,198
$ 329,982 $ 2,024,491 $ 1,886,275 $ 468,198
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 4,580 $ — $ — $ —
$ 4,580 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
High Yield Fund
April 30, 2025 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 03/03/2025 $ — $ 437 0.01%
High Ridge Brands - Escrow   0.00%, 03/15/2025 03/03/2025 4,576 — 0.00%
Specialty Steel   14.44%, 11/15/2026 03/03/2025 8,096 8,096 0.13%
Total $ 8,533 0.14%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 05/23/2025 AUD 45 $ 29 $ — $ —
JPMorgan Chase 05/23/2025 $ 43 GBP 33 — —
JPMorgan Chase 05/23/2025 $ 11,882 EUR 10,440 40 —
JPMorgan Chase 05/23/2025 $ 6,041 CAD 8,358 — (29)
JPMorgan Chase 05/23/2025 $ 188 AUD 294 — (1)
Total $ 40 $ (30)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.07% Shares Held Value (000's)
Money Market Funds - 2.07%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
47,716,963 $ 47,717
TOTAL INVESTMENT COMPANIES $ 47,717
BONDS - 5.92%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 1.12%
ARES Commercial Mortgage Trust 2024-IND
6.01%, 07/15/2041
(c)
$ 2,145 $ 2,145
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BAHA Trust 2024-MAR
6.17%, 12/10/2041
(c),(d)
2,130 2,199
BAMLL Trust 2024-BHP
6.67%, 08/15/2039
(c)
1,310 1,310
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
6.21%, 07/15/2041
(c)
570 569
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BHMS 2018-ATLS
5.87%, 07/15/2035
(c)
900 899
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.55%
BX Commercial Mortgage Trust 2024-AIRC
6.01%, 08/15/2039
(c)
728 728
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.61%, 12/15/2039
(c)
619 617
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Commercial Mortgage Trust 2024-KING
5.86%, 05/15/2034
(c)
1,895 1,894
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
5.96%, 05/15/2041
(c)
1,259 1,258
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
7.46%, 02/15/2039
(c)
710 709
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
BX Trust 2024-VLT4
5.81%, 07/15/2029
(c)
1,702 1,689
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
COMM 2024-WCL1 MORTGAGE TRUST
6.16%, 06/15/2041
(c)
840 837
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
5.96%, 08/15/2041
(c)
320 318
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
DBGS 2024-SBL
6.20%, 08/15/2034
(c)
1,545 1,538
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.88%
DBSG 2024-ALTA Mortgage Trust
6.14%, 06/10/2037
(c),(d)
330 334
ELM Trust 2024-ELM
5.99%, 06/10/2039
(c),(d)
680 684
5.99%, 06/10/2039
(c),(d)
680 690
Ginnie Mae
1.60%, 03/16/2047
(d),(e)
64 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Corp Trust 2021-DM
5.32%, 11/15/2036
(c)
$ 1,250 $ 1,234
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
GWT 2024-WLF2
6.01%, 05/15/2041
(c)
1,480 1,480
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HIH Trust 2024-61P
6.16%, 10/15/2041
(c)
2,475 2,469
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
HILT Commercial Mortgage Trust 2024-ORL
5.86%, 05/15/2037
(c)
745 742
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
HONO 2021-LULU Mortgage Trust
5.59%, 10/15/2036
(c)
220 217
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
5.91%, 06/15/2039
(c)
1,270 1,270
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
$ 25,830
Home Equity Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
4.68%, 04/25/2036 23 7
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.35%
Countrywide Asset-Backed Certificates
5.57%, 12/25/2032 4 5
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.24%
Long Beach Mortgage Loan Trust 2004-2
5.24%, 06/25/2034 11 11
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Option One Mortgage Loan Trust 2005-1
5.94%, 02/25/2035 23 15
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.61%
$ 38
Mortgage Backed Securities - 2.14%
A&D Mortgage Trust 2024-NQM5
5.70%, 11/25/2069
(c)
2,038 2,049
ACRA Trust 2024-NQM1
5.61%, 10/25/2064
(c),(d)
1,021 1,022
Alternative Loan Trust 2006-OA6
4.96%, 07/25/2046 2 2
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
Angel Oak Mortgage Trust 2025-2
5.64%, 02/25/2070
(c),(d)
2,245 2,252
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(c),(d)
1,471 1,463
Chase Mortgage Finance Trust Series 2007-A2
7.35%, 06/25/2035
(d)
4 3
COLT 2024-6 Mortgage Loan Trust
5.39%, 11/25/2069
(c),(d)
1,416 1,420
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069
(c),(d)
1,936 1,941
Cross 2025-H1 Mortgage Trust
5.74%, 02/25/2070
(c),(d)
2,556 2,570
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(c),(d)
1,183 1,177
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(c),(d)
2,244 2,232

Schedule of Investments
Inflation Protection Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Deephaven Residential Mortgage Trust 2024-1
5.74%, 07/25/2069
(c),(d)
$ 1,091 $ 1,094
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(c),(d)
1,845 1,530
Fannie Mae REMIC Trust 2004-W5
4.92%, 02/25/2047 9 9
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Freddie Mac REMICS
5.80%, 12/25/2054 15,644 15,701
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.45%
GCAT 2021-NQM4 Trust
1.09%, 08/25/2066
(c),(d)
2,184 1,821
HOMES 2025-AFC1 Trust
5.73%, 01/25/2060
(c),(d)
1,374 1,378
Impac CMB Trust Series 2004-5
6.77%, 10/25/2034 2 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.44%
Impac CMB Trust Series 2004-6
5.42%, 10/25/2034 1 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Impac CMB Trust Series 2005-1
5.06%, 04/25/2035 18 17
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
Impac CMB Trust Series 2005-5
5.21%, 08/25/2035 4 4
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(c),(d)
809 786
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
4.86%, 04/25/2037 1,223 419
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM1
5.74%, 11/25/2069
(c),(d)
1,340 1,349
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069
(c),(d)
2,210 2,217
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(c),(d)
411 409
PRPM 2025-NQM1 Trust
5.80%, 11/25/2069
(c),(d)
2,214 2,232
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(c),(d)
2,168 1,788
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(c),(d)
563 561
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(c),(d)
1,539 1,544
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(c),(d)
518 518
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
5.18%, 01/25/2045 9 9
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 49,519
Other Asset Backed Securities - 0.51%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(c)
2,091 2,029
AMSR 2023-SFR2 Trust
3.95%, 06/17/2040
(c)
750 718
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(c)
$ 2,035 $ 1,977
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(c)
1,990 2,020
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(c)
3,320 3,278
Tricon Residential 2024-SFR2 Trust
6.00%, 06/17/2040
(c)
1,805 1,813
$ 11,835
Sovereign - 2.15%
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 8,500 1,350
9.76%, 01/01/2035 19,532 2,740
Bundesrepublik Deutschland Bundesanleihe
2.50%, 08/15/2054 EUR 3,392 3,550
European Union
2.50%, 10/04/2052 1,175 1,056
3.00%, 03/04/2053 12,744 12,676
Israel Government International Bond
5.75%, 03/12/2054 $ 393 354
Japan Government Thirty Year Bond
2.30%, 12/20/2054 JPY 673,750 4,378
2.40%, 03/20/2055 390,950 2,597
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(c)
EUR 3,432 3,556
Mexico Government International Bond
3.50%, 02/12/2034 $ 1,527 1,248
4.88%, 05/19/2033 400 368
6.35%, 02/09/2035 5,315 5,277
6.88%, 05/13/2037 2,582 2,607
United Kingdom Gilt
4.38%, 07/31/2054 GBP 6,740 7,852
$ 49,609
TOTAL BONDS $ 136,831
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 98.28%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5.69%
5.00%, 05/01/2055
(f)
$ 12,703 $ 12,434
5.50%, 05/01/2055
(f)
62,879 62,743
6.00%, 05/01/2055
(f)
55,454 56,253
$ 131,430
U.S. Treasury - 0.18%
3.00%, 02/15/2049 5,540 4,123
U.S. Treasury Inflation-Indexed Obligations - 92.41%
0.13%, 07/15/2026 63,478 63,303
0.13%, 10/15/2026 42,440 42,209
0.13%, 04/15/2027 50,256 49,544
0.13%, 01/15/2030 64,552 60,945
0.13%, 07/15/2030 73,582 69,092
0.13%, 01/15/2031 73,300 67,753
0.13%, 07/15/2031 75,818 69,570
0.13%, 01/15/2032 83,873 75,717
0.13%, 02/15/2051 26,987 14,831
0.13%, 02/15/2052 32,519 17,550
0.25%, 07/15/2029 57,550 55,365
0.25%, 02/15/2050 27,466 16,038
0.38%, 07/15/2027 64,379 63,943
0.50%, 01/15/2028 45,810 45,230
0.63%, 07/15/2032 89,828 83,488
0.63%, 02/15/2043 28,180 21,075
0.75%, 07/15/2028 54,473 54,076
0.75%, 02/15/2042 35,333 27,595
0.75%, 02/15/2045 43,136 31,694
0.88%, 01/15/2029 48,800 48,222
0.88%, 02/15/2047 26,985 19,687
1.00%, 02/15/2046 21,002 15,994
1.00%, 02/15/2048 18,885 13,986

Schedule of Investments
Inflation Protection Fund
April 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
1.00%, 02/15/2049 $ 14,329 $ 10,477
1.13%, 01/15/2033 84,769 80,775
1.25%, 04/15/2028 66,375 66,682
1.38%, 07/15/2033 81,891 79,349
1.38%, 02/15/2044 39,023 32,989
1.50%, 02/15/2053 30,287 24,205
1.63%, 10/15/2027 69,115 70,529
1.63%, 10/15/2029 92,092 93,599
1.63%, 04/15/2030 43,342 43,769
1.75%, 01/15/2028 27,560 28,123
1.75%, 01/15/2034 86,421 85,578
1.88%, 07/15/2034 92,217 92,315
2.13%, 04/15/2029 75,776 78,239
2.13%, 01/15/2035 66,281 67,449
2.13%, 02/15/2040 15,414 15,318
2.13%, 02/15/2041 21,782 21,454
2.13%, 02/15/2054 30,057 27,703
2.38%, 10/15/2028 67,667 70,705
2.38%, 02/15/2055 15,588 15,173
2.50%, 01/15/2029 25,330 26,519
3.38%, 04/15/2032 11,668 12,998
3.63%, 04/15/2028 25,794 27,694
3.88%, 04/15/2029 32,623 35,913
$ 2,134,462
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,270,015
TOTAL PURCHASED OPTIONS - 0.03% $ 659
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.01% $ 368
Total Investments $ 2,455,590
Other Assets and Liabilities -  (6.31)% (145,772)
TOTAL NET ASSETS - 100.00% $ 2,309,818
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $74,574 or 3.23% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 20,980 $ 312,867 $ 286,130 $ 47,717
$ 20,980 $ 312,867 $ 286,130 $ 47,717
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 125 $ — $ — $ —
$ 125 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Payout at expiry if USD-SOFR
ICESWAP>=5.2 and difference of US
10-Year swap and US 2-Year swap
>=.401
Citigroup Inc $ 367,326 $ 0.40 08/19/2025 $ 191 $ 659 $ 468
Total $ 191 $ 659 $ 468
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Payout at expiry if USD-SOFR
ICESWAP>=6.0 and difference of US
10-Year swap and US 2-Year swap
>=.801
Citigroup Inc $ 367,326 $ 0.80 08/19/2025 $ (22) $ (168) $ (146)
Total $ (22) $ (168) $ (146)
Amounts in thousands except contracts/shares.

Schedule of Investments
Inflation Protection Fund
April 30, 2025 (unaudited)
See accompanying notes.

Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.74% Annual $ 174,760 3.74% 05/16/2025 $ 377 $ 212 $ (165)
Call - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.74% Annual 86,266 3.74% 05/16/2025 171 104 (67)
Call - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.74% Annual 43,133 3.74% 05/16/2025 93 52 (41)
Total $ 641 $ 368 $ (273)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Citigroup Inc 2.94% Annual Secured
Overnight
Financing Rate
Annual $ 174,760 2.94% 05/16/2025 $ (102) $ (2) $ 100
Call - 1 Year Interest
Rate Swap
Citigroup Inc 2.94% Annual Secured
Overnight
Financing Rate
Annual 86,266 2.94% 05/16/2025 (38) (1) 37
Call - 1 Year Interest
Rate Swap
Citigroup Inc 2.94% Annual Secured
Overnight
Financing Rate
Annual 43,133 2.94% 05/16/2025 (21) — 21
Total $ (161) $ (3) $ 158
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; December 2026 Long 66 $ 16,012 $ 27
30 Day Federal Funds; July 2025 Long 59 23,566 2
Canada 10 Year Bond; June 2025 Short 140 12,558 145
Euro Buxl 30 Year Bond; June 2025 Short 31 4,358 (108)
UK 10 Year Gilt; June 2025 Short 19 2,368 (11)
US 10 Year Note; June 2025 Short 199 22,332 (191)
US 10 Year Ultra Note; June 2025 Short 866 99,360 (953)
US 2 Year Note; June 2025 Long 1,198 249,362 322
US 5 Year Note; June 2025 Long 501 54,707 379
US Long Bond; June 2025 Short 81 9,447 (21)
US Ultra Bond; June 2025 Short 130 15,734 (40)
Total $ (449)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 05/02/2025 CAD 34 $ 25 $ — $ —
Bank of America NA 05/02/2025 $ 450 CAD 620 — —
Bank of America NA 05/02/2025 $ 572 EUR 495 11 —
Bank of America NA 05/02/2025 $ 3,995 JPY 599,895 — (201)
Bank of America NA 06/03/2025 $ 25 CAD 34 — —
Barclays Bank PLC 05/02/2025 $ 19,210 EUR 17,784 — (937)
BNP Paribas 05/02/2025 EUR 18,362 $ 20,931 — (130)
BNP Paribas 05/02/2025 $ 120 AUD 192 — (4)
BNP Paribas 05/02/2025 $ 1,579 GBP 1,187 — (2)
BNP Paribas 06/03/2025 $ 20,971 EUR 18,362 131 —
Citigroup Inc 06/18/2025 $ 2,941 BRL 17,335 — (78)
Deutsche Bank AG 05/02/2025 JPY 629,427 $ 4,408 — (5)
Deutsche Bank AG 05/02/2025 $ 233 EUR 210 — (5)
Deutsche Bank AG 06/03/2025 $ 4,424 JPY 629,427 4 —
HSBC Securities Inc 05/02/2025 GBP 2,485 $ 3,220 93 —
HSBC Securities Inc 06/18/2025 MXN 2,713 $ 135 3 —
JPMorgan Chase 05/02/2025 GBP 5,844 $ 7,824 — (35)
JPMorgan Chase 06/03/2025 $ 7,824 GBP 5,844 36 —
Morgan Stanley & Co 05/02/2025 $ 231 JPY 32,715 2 —
Morgan Stanley & Co 05/02/2025 $ 104 EUR 96 — (5)
Royal Bank of Scotland 05/02/2025 $ 1,108 GBP 832 — (1)

Schedule of Investments
Inflation Protection Fund
April 30, 2025 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Royal Bank of Scotland 07/22/2025 $ 1,425 JPY 198,239 $ 25 $ —
Standard Chartered Bank, Hong Kong 05/02/2025 $ 8,158 GBP 6,311 — (253)
Total $ 305 $ (1,656)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.44 N/A 5.00% Quarterly 06/20/2030 $ 36,747 $ 1,965 $ (693) $ 1,272
Total $ 1,965 $ (693) $ 1,272
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $36,747.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive 2.43% Annual Semiannual N/A 06/19/2054 EUR 414 $ (1) $ 2 $ 1
6 Month Euro Interbank Offered Rate Receive 2.25% Annual Semiannual N/A 10/02/2054 3,100 118 17 135
6 Month Euro Interbank Offered Rate Receive 2.24% Annual Semiannual N/A 09/19/2054 1,550 65 8 73
6 Month Euro Interbank Offered Rate Receive 2.14% Annual Semiannual N/A 01/06/2055 1,000 64 6 70
6 Month Euro Interbank Offered Rate Pay 2.44% Semiannual Annual N/A 06/24/2054 278 1 (1) —
6 Month Euro Interbank Offered Rate Receive 2.43% Annual Semiannual N/A 06/20/2054 401 (1) 2 1
6 Month Euro Interbank Offered Rate Pay 2.18% Semiannual Annual N/A 11/07/2054 277 (15) (1) (16)
6 Month Euro Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 04/22/2054 1,325 (34) 1 (33)
6 Month Euro Interbank Offered Rate Receive 2.27% Annual Semiannual N/A 10/17/2054 1,800 60 9 69
6 Month Euro Interbank Offered Rate Receive 2.46% Annual Semiannual N/A 03/22/2054 342 (3) 2 (1)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 03/01/2054 815 (16) 3 (13)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 3,392 (69) 12 (57)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 1,605 (30) 6 (24)
6 Month Euro Interbank Offered Rate Receive 2.49% Annual Semiannual N/A 02/19/2054 1,605 (24) 6 (18)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2029 $ 2,190 (8) — (8)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.84% Maturity Maturity N/A 04/15/2028 2,737 (6) — (6)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.84% Maturity Maturity N/A 04/15/2028 2,737 (6) — (6)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.68% Maturity Maturity N/A 04/15/2029 2,190 (8) — (8)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2029 4,380 (17) — (17)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.72% Maturity Maturity N/A 04/15/2029 4,380 (24) — (24)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.96% Maturity Maturity N/A 03/18/2026 11,770 52 — 52
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.83% Maturity Maturity N/A 04/15/2028 5,475 (12) — (12)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Maturity Maturity N/A 12/12/2027 16,230 246 — 246
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.83% Maturity Maturity N/A 04/15/2028 3,782 (8) — (8)

Schedule of Investments
Inflation Protection Fund
April 30, 2025 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.67% Maturity Maturity N/A 04/15/2029 $ 2,867 $ (8) $ — $ (8)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.55% Maturity Maturity N/A 03/18/2028 12,105 52 — 52
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.54% Maturity Maturity N/A 04/03/2030 11,130 33 — 33
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.46% Maturity Maturity N/A 04/03/2035 11,130 (59) — (59)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.65% Maturity Maturity N/A 04/15/2029 2,921 (5) — (5)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.78% Maturity Maturity N/A 04/08/2027 9,500 17 — 17
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.37% Maturity Maturity N/A 04/09/2029 12,110 74 — 74
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.73% Maturity Maturity N/A 04/09/2027 12,110 (34) — (34)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.40% Maturity Maturity N/A 04/09/2029 6,620 35 (1) 34
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.87% Maturity Maturity N/A 04/15/2028 5,475 (22) — (22)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.70% Maturity Maturity N/A 03/18/2027 23,870 (117) — (117)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2028 2,735 14 — 14
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.59% Maturity Maturity N/A 01/29/2027 46,595 443 — 443
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Maturity Maturity N/A 05/22/2028 13,840 255 — 255
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Maturity Maturity N/A 11/21/2026 5,015 88 — 88
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.51% Maturity Maturity N/A 03/25/2029 3,135 21 — 21
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.55% Maturity Maturity N/A 05/07/2049 285 (11) — (11)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.47% Maturity Maturity N/A 07/15/2049 290 (7) — (7)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.18% Maturity Maturity N/A 08/07/2028 3,805 68 — 68
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.31% Maturity Maturity N/A 08/23/2049 110 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.05% Maturity Maturity N/A 09/13/2026 8,165 166 — 166
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.20% Maturity Maturity N/A 10/02/2026 10,865 189 — 189
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.33% Maturity Maturity N/A 10/08/2026 10,080 152 — 152
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.51% Maturity Maturity N/A 11/08/2054 980 (36) — (36)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.48% Maturity Maturity N/A 02/10/2050 1,735 (46) — (46)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.76% Maturity Maturity N/A 02/26/2027 19,000 104 — 104
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.33% Maturity Maturity N/A 04/28/2055 2,078 11 — 11
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.72% Maturity Maturity N/A 03/07/2027 13,800 77 — 77
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.72% Maturity Maturity N/A 02/28/2027 17,830 113 — 113
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.54% Maturity Maturity N/A 04/15/2029 2,188 8 — 8
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.53% Maturity Maturity N/A 04/15/2029 2,188 8 — 8
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2028 2,735 13 1 14
EUR - France Consumer Price Index Ex
Tobacco
Pay 2.02% Maturity Maturity N/A 03/15/2035 EUR 2,750 51 (12) 39

Schedule of Investments
Inflation Protection Fund
April 30, 2025 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Eurostat Eurozone HICP ex Tobacco Receive 2.06% Maturity Maturity N/A 03/15/2035 EUR 2,750 $ (50) $ 9 $ (41)
Secured Overnight Financing Rate Pay 3.90% Annual Annual N/A 05/16/2026 $ 23,570 48 — 48
Secured Overnight Financing Rate Pay 3.80% Annual Annual N/A 05/16/2026 30,713 33 — 33
Secured Overnight Financing Rate Receive 3.79% Annual Annual N/A 05/16/2026 30,713 (31) — (31)
Secured Overnight Financing Rate Pay 3.78% Annual Annual N/A 05/16/2026 131,713 119 — 119
Secured Overnight Financing Rate Receive 3.81% Annual Annual N/A 05/16/2026 23,570 (44) 16 (28)
Tokyo Overnight Average Rate Receive 1.03% Annual Annual N/A 03/12/2027 JPY 5,462,039 (118) (5) (123)
Tokyo Overnight Average Rate Receive 1.00% Annual Annual N/A 03/12/2027 2,231,967 (44) (2) (46)
Tokyo Overnight Average Rate Receive 0.68% Annual Annual N/A 04/21/2027 2,141,418 4 — 4
Tokyo Overnight Average Rate Receive 0.69% Annual Annual N/A 04/21/2027 2,166,453 4 — 4
Tokyo Overnight Average Rate Receive 1.02% Annual Annual N/A 03/12/2027 5,060,093 (107) (4) (111)
United Kingdom Retail Prices Index Receive 3.01% Maturity Maturity N/A 04/15/2055 GBP 1,494 (10) — (10)
Total $ 1,775 $ 74 $ 1,849
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Equity Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .94 % Shares Held Value (000's)
Money Market Funds - 3 .94%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
214,565,757 $ 214,566
TOTAL INVESTMENT COMPANIES $ 214,566
COMMON STOCKS - 95 .64 % Shares Held Value (000's)
Aerospace & Defense - 6 .47%
Airbus SE 861,544 $ 146,196
BAE Systems PLC 8,909,132 206,536
$ 352,732
Apparel - 2 .05%
PRADA SpA 11,631,200 72,624
Samsonite Group SA
(c)
21,715,800 38,909
$ 111,533
Automobile Manufacturers - 3 .75%
Daimler Truck Holding AG 2,291,220 92,053
Toyota Motor Corp 5,874,600 112,202
$ 204,255
Automobile Parts & Equipment - 1 .35%
Toyota Industries Corp 627,500 73,590
Banks - 11 .43%
AIB Group PLC 24,347,366 163,640
Erste Group Bank AG 2,373,884 160,763
National Bank of Greece SA 9,620,650 102,109
NatWest Group PLC 14,892,793 95,794
Sberbank of Russia PJSC ADR
(d)
194,243 —
UniCredit SpA 1,727,818 100,526
$ 622,832
Biotechnology - 0 .35%
Zai Lab Ltd ADR
(d)
397,817 12,607
Zai Lab Ltd
(d)
1,959,400 6,241
$ 18,848
Building Materials - 2 .55%
CRH PLC 1,175,298 111,477
CRH PLC 290,760 27,744
$ 139,221
Computers - 1 .92%
Fujitsu Ltd 4,709,900 104,633
Cosmetics & Personal Care - 5 .77%
Haleon PLC 14,672,026 73,827
Unilever PLC 3,775,178 240,364
$ 314,191
Engineering & Construction - 1 .09%
Technip Energies NV 1,735,499 59,222
Entertainment - 1 .23%
Entain PLC 7,876,048 67,331
Food - 0 .00%
Magnit PJSC 24,200 —
Healthcare - Products - 2 .17%
Smith & Nephew PLC 8,412,722 118,388
Insurance - 10 .03%
AIA Group Ltd 22,737,200 170,368
AXA SA 1,277,768 60,433
Hannover Rueck SE 496,285 159,307
Sompo Holdings Inc 4,772,800 156,410
$ 546,518
Internet - 5 .04%
JD.com Inc 8,127,000 132,319
Tencent Holdings Ltd 2,321,500 142,194
$ 274,513
Iron & Steel - 0 .00%
Evraz PLC
(d)
204,000 —
Machinery - Construction & Mining - 1 .77%
Weir Group PLC/The 3,199,171 96,434
Media - 2 .37%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,454,180 128,942
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 2 .39%
Sandfire Resources Ltd
(d)
5,712,322 $ 36,381
Teck Resources Ltd 2,770,006 94,135
$ 130,516
Oil & Gas - 2 .64%
Gazprom PJSC
(d)
288,000 —
LUKOIL PJSC 20,000 —
Novatek PJSC 67,000 —
Suncor Energy Inc 4,078,616 144,050
$ 144,050
Pharmaceuticals - 8 .17%
AstraZeneca PLC 1,141,111 163,483
Novo Nordisk A/S 668,860 44,721
Sanofi SA 2,165,249 236,860
$ 445,064
Retail - 5 .75%
Dollarama Inc 1,380,154 170,292
Yum China Holdings Inc 2,227,044 96,453
Yum China Holdings Inc 992,323 46,359
$ 313,104
Semiconductors - 7 .71%
ASML Holding NV 209,907 140,520
Samsung Electronics Co Ltd 3,206,497 125,110
Taiwan Semiconductor Manufacturing Co Ltd 314,000 8,897
Taiwan Semiconductor Manufacturing Co Ltd ADR 875,275 145,900
$ 420,427
Software - 0 .89%
Constellation Software Inc/Canada - Warrants
(d),(e)
500 —
Nemetschek SE 364,802 48,477
$ 48,477
Telecommunications - 5 .03%
Deutsche Telekom AG 7,631,557 274,107
Toys, Games & Hobbies - 3 .72%
Nintendo Co Ltd 2,438,800 202,469
TOTAL COMMON STOCKS $ 5,211,397
Total Investments $ 5,425,963
Other Assets and Liabilities -  0.42% 23,051
TOTAL NET ASSETS - 100.00% $ 5,449,014
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $38,909 or 0.71% of net assets.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Equity Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 907 $ 723,150 $ 509,491 $ 214,566
$ 907 $ 723,150 $ 509,491 $ 214,566
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 1,076 $ — $ — $ —
$ 1,076 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .69 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .38%
iShares Russell 1000 Growth ETF 85,900 $ 31,507
Money Market Funds - 1 .31%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
128,400 128
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(c)
110,131,299 110,131
$ 110,259
TOTAL INVESTMENT COMPANIES $ 141,766
CONVERTIBLE PREFERRED STOCKS
- 0 .16 % Shares Held Value (000's)
Automobile Manufacturers - 0 .06%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 5,167
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 2,026
Software - 0 .08%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 4,523
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 2,255
$ 6,778
TOTAL CONVERTIBLE PREFERRED STOCKS $ 13,971
COMMON STOCKS - 98 .33 % Shares Held Value (000's)
Advertising - 0 .80%
Trade Desk Inc/The
(d)
1,259,488 $ 67,546
Aerospace & Defense - 2 .37%
Boeing Co/The
(d)
192,824 35,333
General Electric Co 11,875 2,394
HEICO Corp 2,302 577
HEICO Corp - Class A 4,156 835
Howmet Aerospace Inc 333,921 46,275
Loar Holdings Inc
(d)
1,430 135
Lockheed Martin Corp 3,460 1,653
Spirit AeroSystems Holdings Inc
(d)
1,057 38
Standardaero Inc
(d)
1,133 31
TransDigm Group Inc 78,905 111,498
$ 198,769
Airlines - 0 .00%
American Airlines Group Inc
(d)
3,438 34
Apparel - 0 .04%
Crocs Inc
(d)
537 52
Deckers Outdoor Corp
(d)
7,843 869
NIKE Inc 37,497 2,115
Skechers USA Inc
(d)
846 40
$ 3,076
Automobile Manufacturers - 0 .48%
Tesla Inc
(d)
142,676 40,257
Automobile Parts & Equipment - 0 .05%
Aurora Innovation Inc
(d)
603,090 4,366
Banks - 0 .06%
Goldman Sachs Group Inc/The 4,162 2,279
Morgan Stanley 3,501 404
NU Holdings Ltd/Cayman Islands
(d)
166,020 2,063
Popular Inc 489 47
$ 4,793
Beverages - 0 .21%
Boston Beer Co Inc/The
(d)
131 32
Celsius Holdings Inc
(d)
9,199 322
Coca-Cola Co/The 114,187 8,284
Monster Beverage Corp
(d)
29,005 1,744
PepsiCo Inc 55,752 7,559
$ 17,941
Biotechnology - 0 .53%
Alnylam Pharmaceuticals Inc
(d)
5,865 1,544
Amgen Inc 21,442 6,238
Apellis Pharmaceuticals Inc
(d)
5,455 105
Argenx SE ADR
(d)
45,559 29,392
Exelixis Inc
(d)
11,808 462
Incyte Corp
(d)
684 43
Ionis Pharmaceuticals Inc
(d)
7,600 234
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Legend Biotech Corp ADR
(d)
61,555 $ 2,151
Regeneron Pharmaceuticals Inc 448 268
Sarepta Therapeutics Inc
(d)
4,646 290
Ultragenyx Pharmaceutical Inc
(d)
4,638 181
Vertex Pharmaceuticals Inc
(d)
6,632 3,379
Viking Therapeutics Inc
(d)
5,551 160
$ 44,447
Building Materials - 1 .01%
AAON Inc 3,454 315
Armstrong World Industries Inc 765 111
AZEK Co Inc/The
(d)
5,086 252
Builders FirstSource Inc
(d)
525 63
Eagle Materials Inc 1,316 298
Lennox International Inc 1,641 897
Louisiana-Pacific Corp 2,239 193
Martin Marietta Materials Inc 174 91
Simpson Manufacturing Co Inc 266 41
Trane Technologies PLC 213,240 81,737
Trex Co Inc
(d)
5,478 317
Vulcan Materials Co 1,712 449
$ 84,764
Chemicals - 0 .08%
Celanese Corp 1,424 63
Chemours Co/The 530 7
Ecolab Inc 11,118 2,795
RPM International Inc 1,501 160
Sherwin-Williams Co/The 10,962 3,869
$ 6,894
Commercial Services - 3 .56%
Affirm Holdings Inc
(d)
242,536 12,069
Automatic Data Processing Inc 19,578 5,885
Avis Budget Group Inc
(d)
492 46
Block Inc
(d)
1,066,122 62,336
Booz Allen Hamilton Holding Corp 6,593 791
Bright Horizons Family Solutions Inc
(d)
452 57
Cintas Corp 533,162 112,860
Corpay Inc
(d)
3,458 1,125
Equifax Inc 137,982 35,893
Grand Canyon Education Inc
(d)
471 84
H&R Block Inc 1,361 82
Moody's Corp 8,106 3,673
Morningstar Inc 1,338 381
Paylocity Holding Corp
(d)
2,197 422
Quanta Services Inc 2,248 658
Rollins Inc 14,461 826
S&P Global Inc 115,068 57,540
Shift4 Payments Inc
(d)
3,201 262
Toast Inc
(d)
23,623 840
TransUnion 564 47
U-Haul Holding Co
(d)
129 8
U-Haul Holding Co - Non Voting Shares 2,225 122
United Rentals Inc 791 499
Valvoline Inc
(d)
6,746 231
Verisk Analytics Inc 7,227 2,142
WEX Inc
(d)
252 33
WillScot Holdings Corp 2,697 68
$ 298,980
Computers - 6 .00%
Apple Inc 2,309,340 490,734
Crowdstrike Holdings Inc
(d)
11,807 5,064
Dell Technologies Inc 2,244 206
EPAM Systems Inc
(d)
255 40
Fortinet Inc
(d)
26,425 2,742
Gartner Inc
(d)
3,863 1,627
Globant SA
(d)
1,652 194
HP Inc 11,633 297
KBR Inc 771 41
NetApp Inc 4,522 406
Okta Inc
(d)
3,605 404

Schedule of Investments
LargeCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Pure Storage Inc
(d)
13,907 $ 631
Super Micro Computer Inc
(d)
25,715 819
Zscaler Inc
(d)
4,788 1,083
$ 504,288
Consumer Products - 0 .03%
Avery Dennison Corp 1,547 265
Clorox Co/The 6,388 909
Kimberly-Clark Corp 6,986 920
$ 2,094
Cosmetics & Personal Care - 0 .08%
Colgate-Palmolive Co 22,937 2,114
elf Beauty Inc
(d)
2,808 174
Estee Lauder Cos Inc/The 4,348 261
Procter & Gamble Co/The 27,009 4,391
$ 6,940
Distribution & Wholesale - 0 .09%
Copart Inc
(d)
41,712 2,546
Core & Main Inc
(d)
6,584 347
Fastenal Co 24,756 2,004
Pool Corp 1,900 557
SiteOne Landscape Supply Inc
(d)
860 99
WW Grainger Inc 1,937 1,984
$ 7,537
Diversified Financial Services - 5 .89%
Ally Financial Inc 1,912 62
American Express Co 10,663 2,841
Ameriprise Financial Inc 4,498 2,119
Apollo Global Management Inc 20,025 2,733
Ares Management Corp 135,090 20,606
Blue Owl Capital Inc 26,952 499
Charles Schwab Corp/The 186,053 15,145
Coinbase Global Inc
(d)
8,729 1,771
Credit Acceptance Corp
(d),(g)
256 125
Houlihan Lokey Inc 321 52
Jefferies Financial Group Inc 2,571 120
Lazard Inc 5,351 208
LPL Financial Holdings Inc 4,060 1,298
Mastercard Inc 538,374 295,062
SoFi Technologies Inc
(d)
8,727 109
TPG Inc 1,089 51
Tradeweb Markets Inc 144,144 19,935
UWM Holdings Corp 4,692 22
Visa Inc 380,974 131,626
Western Union Co/The 3,944 39
XP Inc 2,869 46
$ 494,469
Electric - 0 .04%
Constellation Energy Corp 2,539 567
NRG Energy Inc 4,156 456
Vistra Corp 17,406 2,256
$ 3,279
Electrical Components & Equipment - 0 .46%
Generac Holdings Inc
(d)
333,666 38,165
Universal Display Corp 1,228 154
$ 38,319
Electronics - 0 .96%
Amphenol Corp 1,036,809 79,782
Honeywell International Inc 5,189 1,092
Ingram Micro Holding Corp 756 14
Jabil Inc 445 65
$ 80,953
Energy - Alternate Sources - 0 .00%
Enphase Energy Inc
(d)
6,772 302
Engineering & Construction - 0 .01%
Comfort Systems USA Inc 1,788 711
EMCOR Group Inc 891 357
TopBuild Corp
(d)
118 35
$ 1,103
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .03%
Churchill Downs Inc 3,521 $ 318
DraftKings Inc
(d)
23,582 785
Light & Wonder Inc
(d)
4,421 378
Live Nation Entertainment Inc
(d)
8,146 1,079
Madison Square Garden Sports Corp
(d)
64 12
TKO Group Holdings Inc 551 90
Vail Resorts Inc 1,612 224
$ 2,886
Environmental Control - 0 .79%
Tetra Tech Inc 2,936 92
Veralto Corp 642,545 61,620
Waste Management Inc 20,578 4,802
$ 66,514
Food - 0 .02%
Hershey Co/The 1,058 177
Lamb Weston Holdings Inc 2,383 126
Performance Food Group Co
(d)
1,142 92
Pilgrim's Pride Corp 316 17
Sysco Corp 15,657 1,118
$ 1,530
Hand & Machine Tools - 0 .00%
Lincoln Electric Holdings Inc 805 142
Healthcare - Products - 4 .83%
10X Genomics Inc
(d)
3,689 31
Align Technology Inc
(d)
2,223 385
Bruker Corp 3,616 145
Danaher Corp 112,319 22,389
Edwards Lifesciences Corp
(d)
5,618 424
Exact Sciences Corp
(d)
3,764 172
GE HealthCare Technologies Inc 2,355 166
IDEXX Laboratories Inc
(d)
4,167 1,803
Inspire Medical Systems Inc
(d)
1,530 242
Insulet Corp
(d)
3,579 903
Intuitive Surgical Inc
(d)
415,022 214,068
Masimo Corp
(d)
1,179 190
Natera Inc
(d)
162,299 24,495
Penumbra Inc
(d)
1,874 549
Repligen Corp
(d)
501 69
ResMed Inc 2,003 474
Sonova Holding AG ADR 321,658 19,714
Stryker Corp 136,616 51,083
Waters Corp
(d)
1,877 653
West Pharmaceutical Services Inc 320,337 67,684
$ 405,639
Healthcare - Services - 1 .47%
Chemed Corp 74 43
Cigna Group/The 145,146 49,356
DaVita Inc
(d)
2,382 337
Elevance Health Inc 1,897 798
Fortrea Holdings Inc
(d)
505 3
HCA Healthcare Inc 2,369 818
IQVIA Holdings Inc
(d)
1,064 165
Medpace Holdings Inc
(d)
1,278 394
Molina Healthcare Inc
(d)
1,811 592
UnitedHealth Group Inc 172,891 71,134
$ 123,640
Home Furnishings - 0 .01%
SharkNinja Inc
(d)
685 55
Somnigroup International Inc 8,658 529
$ 584
Insurance - 1 .58%
Allstate Corp/The 2,071 411
Arthur J Gallagher & Co 867 278
Brown & Brown Inc 5,403 597
Equitable Holdings Inc 15,760 779
Everest Group Ltd 367 132
Kinsale Capital Group Inc 1,116 486
Markel Group Inc
(d)
154 280

Schedule of Investments
LargeCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 3,455 $ 779
Progressive Corp/The 457,906 129,011
RLI Corp 206 15
Ryan Specialty Holdings Inc 5,105 334
$ 133,102
Internet - 21 .90%
Airbnb Inc
(d)
21,967 2,678
Alphabet Inc - A Shares 1,650,005 262,021
Alphabet Inc - C Shares 900,454 144,874
Amazon.com Inc
(d)
2,757,598 508,556
Booking Holdings Inc 14,307 72,955
CDW Corp/DE 3,454 555
Coupang Inc
(d)
1,567,773 36,639
DoorDash Inc - Class A
(d)
15,833 3,054
Etsy Inc
(d)
3,799 165
Expedia Group Inc 6,273 985
GoDaddy Inc
(d)
7,231 1,362
Lyft Inc
(d)
13,225 164
MercadoLibre Inc
(d)
13,711 31,958
Meta Platforms Inc 581,532 319,261
Netflix Inc
(d)
227,156 257,077
Palo Alto Networks Inc
(d)
33,207 6,207
Pinterest Inc
(d)
30,027 760
Roku Inc
(d)
969 66
Shopify Inc
(d)
416,501 39,568
Spotify Technology SA
(d)
7,539 4,629
TripAdvisor Inc
(d)
683 9
Trump Media & Technology Group Corp
(d)
2,931 72
Uber Technologies Inc
(d)
1,803,697 146,117
VeriSign Inc 275 78
$ 1,839,810
Iron & Steel - 0 .00%
Cleveland-Cliffs Inc
(d)
8,062 66
Leisure Products & Services - 0 .02%
Norwegian Cruise Line Holdings Ltd
(d)
21,858 350
Planet Fitness Inc
(d)
2,397 227
Royal Caribbean Cruises Ltd 4,216 906
YETI Holdings Inc
(d)
1,299 37
$ 1,520
Lodging - 1 .48%
Choice Hotels International Inc 1,277 161
Hilton Worldwide Holdings Inc 546,589 123,245
Hyatt Hotels Corp 422 47
Las Vegas Sands Corp 18,150 666
Wyndham Hotels & Resorts Inc 488 42
Wynn Resorts Ltd 559 45
$ 124,206
Machinery - Construction & Mining - 0 .03%
BWX Technologies Inc 972 106
Caterpillar Inc 3,514 1,087
Vertiv Holdings Co 18,366 1,568
$ 2,761
Machinery - Diversified - 0 .33%
Cognex Corp 372 10
Ingersoll Rand Inc 365,694 27,584
Rockwell Automation Inc 551 137
$ 27,731
Media - 0 .01%
FactSet Research Systems Inc 704 304
Liberty Broadband Corp - A Shares
(d)
148 13
Liberty Broadband Corp - C Shares
(d)
1,413 128
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
602 49
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,900 346
Nexstar Media Group Inc 623 93
$ 933
COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 1,388 $ 158
Mining - 0 .01%
Southern Copper Corp 4,488 402
Miscellaneous Manufacturers - 0 .05%
3M Co 5,284 734
Axon Enterprise Inc
(d)
3,750 2,300
Carlisle Cos Inc 319 121
Illinois Tool Works Inc 5,629 1,350
$ 4,505
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
572 143
Oil & Gas - 0 .04%
Civitas Resources Inc 1,411 38
EQT Corp 1,872 93
Hess Corp 9,337 1,205
Matador Resources Co 672 27
Permian Resources Corp 7,138 84
Texas Pacific Land Corp 960 1,237
Viper Energy Inc 1,887 76
Weatherford International PLC 3,769 156
$ 2,916
Oil & Gas Services - 0 .21%
Schlumberger NV 520,297 17,300
Packaging & Containers - 0 .00%
Sealed Air Corp 335 9
Pharmaceuticals - 3 .29%
AbbVie Inc 39,287 7,665
Becton Dickinson & Co 66,792 13,832
Cardinal Health Inc 7,460 1,054
Cencora Inc 8,885 2,600
Dexcom Inc
(d)
20,016 1,429
Eli Lilly & Co 152,490 137,081
McKesson Corp 2,805 1,999
Merck & Co Inc 130,168 11,090
Neurocrine Biosciences Inc
(d)
5,121 552
Zoetis Inc 634,404 99,221
$ 276,523
Pipelines - 0 .04%
Antero Midstream Corp 6,763 112
Cheniere Energy Inc 5,889 1,361
New Fortress Energy Inc 3,175 17
Targa Resources Corp 11,096 1,897
$ 3,387
Private Equity - 0 .07%
Blackstone Inc 37,034 4,878
KKR & Co Inc 10,024 1,145
$ 6,023
Real Estate - 1 .03%
CoStar Group Inc
(d)
1,169,061 86,709
Jones Lang LaSalle Inc
(d)
765 174
$ 86,883
REITs - 0 .09%
American Tower Corp 23,960 5,401
Equinix Inc 272 234
Iron Mountain Inc 8,582 770
Lamar Advertising Co 1,123 128
Public Storage 1,279 384
Simon Property Group Inc 4,245 668
$ 7,585
Retail - 3 .24%
AutoZone Inc
(d)
787 2,961
Burlington Stores Inc
(d)
3,311 745
CarMax Inc
(d)
766 50
Carvana Co
(d)
1,895 463
Casey's General Stores Inc 326 151
Cava Group Inc
(d)
3,859 357
Chipotle Mexican Grill Inc
(d)
782,342 39,524
Costco Wholesale Corp 175,947 174,979

Schedule of Investments
LargeCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Darden Restaurants Inc 3,203 $ 643
Dick's Sporting Goods Inc 320 60
Domino's Pizza Inc 634 311
Dutch Bros Inc
(d)
2,255 135
Ferguson Enterprises Inc 709 120
Five Below Inc
(d)
2,260 171
Floor & Decor Holdings Inc
(d)
2,002 143
Freshpet Inc
(d)
933 69
Home Depot Inc/The 40,630 14,647
Lululemon Athletica Inc
(d)
66,365 17,969
McDonald's Corp 2,409 770
Murphy USA Inc 934 466
O'Reilly Automotive Inc
(d)
2,733 3,868
RH
(d)
153 28
Ross Stores Inc 3,895 541
Starbucks Corp 45,130 3,613
Texas Roadhouse Inc 3,405 565
TJX Cos Inc/The 34,374 4,423
Tractor Supply Co 27,387 1,386
Ulta Beauty Inc
(d)
2,021 800
Wendy's Co/The 4,433 55
Williams-Sonoma Inc 3,617 559
Wingstop Inc 1,538 406
Yum! Brands Inc 5,565 837
$ 271,815
Semiconductors - 11 .41%
Advanced Micro Devices Inc
(d)
54,538 5,309
Applied Materials Inc 38,386 5,785
ASML Holding NV - NY Reg Shares 17,008 11,363
Astera Labs Inc
(d)
409 27
Broadcom Inc 721,185 138,806
Entegris Inc 487,461 38,569
KLA Corp 6,820 4,792
Lam Research Corp 65,980 4,729
Lattice Semiconductor Corp
(d)
230,360 11,271
Marvell Technology Inc 1,537,739 89,758
MKS Instruments Inc 158 11
Monolithic Power Systems Inc 2,406 1,427
NVIDIA Corp 5,328,435 580,374
NXP Semiconductors NV 305,849 56,371
Onto Innovation Inc
(d)
642 78
QUALCOMM Inc 53,769 7,983
Teradyne Inc 7,350 545
Texas Instruments Inc 5,669 907
$ 958,105
Software - 23 .46%
Adobe Inc
(d)
22,341 8,377
Appfolio Inc
(d)
1,159 239
AppLovin Corp
(d)
112,454 30,285
Atlassian Corp
(d)
8,317 1,899
Autodesk Inc
(d)
391,176 107,280
Bentley Systems Inc 7,319 315
BILL Holdings Inc
(d)
1,311 60
Broadridge Financial Solutions Inc 5,481 1,329
Cadence Design Systems Inc
(d)
313,855 93,447
Cloudflare Inc
(d)
15,666 1,892
Confluent Inc
(d)
12,933 308
Datadog Inc
(d)
646,758 66,073
Dayforce Inc
(d)
150,365 8,701
Docusign Inc
(d)
10,281 841
DoubleVerify Holdings Inc
(d)
5,135 68
Doximity Inc
(d)
703 40
Dropbox Inc - A Shares
(d)
3,770 108
Duolingo Inc
(d)
1,895 738
Dynatrace Inc
(d)
300,228 14,102
Elastic NV
(d)
4,470 385
Fair Isaac Corp
(d)
50,007 99,497
Fiserv Inc
(d)
401,325 74,072
Five9 Inc
(d)
3,874 97
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Gitlab Inc
(d)
6,298 $ 294
Guidewire Software Inc
(d)
1,881 385
HubSpot Inc
(d)
60,100 36,752
Intuit Inc 399,258 250,523
Magic Leap Inc
(d),(e),(f)
10,706 —
Manhattan Associates Inc
(d)
3,123 554
Microsoft Corp 1,882,758 744,179
MicroStrategy Inc
(d)
742 282
MongoDB Inc
(d)
3,661 630
MSCI Inc 2,255 1,229
nCino Inc
(d)
2,645 61
Nutanix Inc
(d)
3,643 250
Oracle Corp 82,152 11,560
Palantir Technologies Inc
(d)
105,673 12,516
Paychex Inc 5,945 875
Paycom Software Inc 1,643 372
Pegasystems Inc 2,329 215
Procore Technologies Inc
(d)
5,411 347
PTC Inc
(d)
3,672 569
RingCentral Inc
(d)
4,092 104
ROBLOX Corp
(d)
26,944 1,807
Salesforce Inc 40,226 10,809
SentinelOne Inc
(d)
2,346 43
ServiceNow Inc
(d)
226,133 215,959
Snowflake Inc - Class A
(d)
16,022 2,555
Stripe Inc - Class B
(d),(e),(f)
114,126 4,052
Synopsys Inc
(d)
7,911 3,631
Teradata Corp
(d)
4,986 107
Twilio Inc
(d)
1,583 153
Tyler Technologies Inc
(d)
1,845 1,002
UiPath Inc
(d)
19,143 229
Unity Software Inc
(d)
7,006 148
Veeva Systems Inc
(d)
223,029 52,120
Workday Inc
(d)
432,708 106,014
$ 1,970,479
Telecommunications - 0 .07%
Arista Networks Inc
(d)
52,880 4,351
Iridium Communications Inc 441 11
Motorola Solutions Inc 4,022 1,771
Ubiquiti Inc 93 30
$ 6,163
Toys, Games & Hobbies - 0 .00%
Hasbro Inc 6,069 376
Transportation - 0 .07%
Expeditors International of Washington Inc 1,202 132
Old Dominion Freight Line Inc 9,922 1,521
Saia Inc
(d)
808 197
Union Pacific Corp 14,997 3,234
XPO Inc
(d)
5,880 624
$ 5,708
TOTAL COMMON STOCKS $ 8,260,695
Total Investments $ 8,416,432
Other Assets and Liabilities -  (0.18)% (15,538)
TOTAL NET ASSETS - 100.00% $ 8,400,894
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $128 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $123 or 0.00% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 229,346 $ 1,623,202 $ 1,742,417 $ 110,131
$ 229,346 $ 1,623,202 $ 1,742,417 $ 110,131
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 4,217 $ — $ — $ —
$ 4,217 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 4,523 0.05%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 2,255 0.03%
Sila Nano Series F   0.00% 01/07/2021 4,277 2,026 0.02%
Stripe Inc - Class B 12/17/2019 1,791 4,052 0.05%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 5,167 0.06%
Total $ 18,023 0.21%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2025 Long 56 $ 15,644 $ 498
Total $ 498
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .31%
iShares Core S&P 500 ETF 47,300 $ 26,392
Money Market Funds - 1 .70%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
329,323 329
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
144,502,795 144,503
$ 144,832
TOTAL INVESTMENT COMPANIES $ 171,224
COMMON STOCKS - 97 .90 % Shares Held Value (000's)
Advertising - 0 .05%
Interpublic Group of Cos Inc/The 65,630 $ 1,649
Omnicom Group Inc 34,616 2,636
$ 4,285
Aerospace & Defense - 1 .94%
Boeing Co/The
(d)
132,147 24,214
General Dynamics Corp 44,707 12,166
General Electric Co 189,093 38,110
Howmet Aerospace Inc 71,358 9,889
L3Harris Technologies Inc 33,179 7,300
Lockheed Martin Corp 36,909 17,633
Northrop Grumman Corp 23,973 11,663
RTX Corp 234,692 29,602
TransDigm Group Inc 9,881 13,962
$ 164,539
Agriculture - 0 .83%
Altria Group Inc 298,592 17,662
Archer-Daniels-Midland Co 84,307 4,026
Bunge Global SA 23,517 1,851
Philip Morris International Inc 273,935 46,941
$ 70,480
Airlines - 0 .14%
Delta Air Lines Inc 113,043 4,706
Southwest Airlines Co 104,416 2,919
United Airlines Holdings Inc
(d)
57,942 3,988
$ 11,613
Apparel - 0 .22%
Deckers Outdoor Corp
(d)
26,741 2,964
NIKE Inc 208,112 11,737
Ralph Lauren Corp 7,027 1,581
Tapestry Inc 36,473 2,577
$ 18,859
Automobile Manufacturers - 1 .99%
Cummins Inc 24,221 7,117
Ford Motor Co 685,798 6,865
General Motors Co 175,301 7,931
PACCAR Inc 92,390 8,334
Tesla Inc
(d)
493,015 139,109
$ 169,356
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
40,425 2,307
Banks - 4 .20%
Bank of America Corp 1,166,565 46,523
Bank of New York Mellon Corp/The 126,442 10,167
Citigroup Inc 330,708 22,614
Citizens Financial Group Inc 77,016 2,841
Fifth Third Bancorp 118,016 4,241
Goldman Sachs Group Inc/The 54,975 30,102
Huntington Bancshares Inc/OH 256,122 3,721
JPMorgan Chase & Co 492,618 120,504
KeyCorp 175,494 2,604
M&T Bank Corp 29,233 4,963
Morgan Stanley 218,004 25,162
Northern Trust Corp 34,528 3,245
PNC Financial Services Group Inc/The 69,758 11,209
Regions Financial Corp 160,149 3,269
State Street Corp 50,824 4,478
Truist Financial Corp 231,843 8,889
US Bancorp 274,841 11,087
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 579,438 $ 41,146
$ 356,765
Beverages - 1 .23%
Brown-Forman Corp - B Shares 32,087 1,118
Coca-Cola Co/The 682,134 49,489
Constellation Brands Inc 27,380 5,135
Keurig Dr Pepper Inc 210,348 7,276
Molson Coors Beverage Co 30,334 1,745
Monster Beverage Corp
(d)
123,365 7,417
PepsiCo Inc 241,632 32,760
$ 104,940
Biotechnology - 1 .17%
Amgen Inc 94,646 27,535
Biogen Inc
(d)
25,788 3,122
Corteva Inc 120,783 7,487
Gilead Sciences Inc 219,569 23,393
Incyte Corp
(d)
28,298 1,773
Moderna Inc
(d)
59,663 1,703
Regeneron Pharmaceuticals Inc 18,535 11,098
Vertex Pharmaceuticals Inc
(d)
45,242 23,051
$ 99,162
Building Materials - 0 .64%
Builders FirstSource Inc
(d)
20,277 2,426
Carrier Global Corp 142,277 8,898
Johnson Controls International plc 116,305 9,758
Lennox International Inc 5,642 3,085
Martin Marietta Materials Inc 10,768 5,642
Masco Corp 37,349 2,264
Mohawk Industries Inc
(d)
9,231 982
Trane Technologies PLC 39,516 15,147
Vulcan Materials Co 23,267 6,103
$ 54,305
Chemicals - 1 .18%
Air Products and Chemicals Inc 39,194 10,625
Albemarle Corp 20,715 1,213
CF Industries Holdings Inc 30,660 2,403
Dow Inc 124,000 3,793
DuPont de Nemours Inc 73,653 4,860
Eastman Chemical Co 20,291 1,562
Ecolab Inc 44,401 11,164
International Flavors & Fragrances Inc 45,047 3,534
Linde PLC 83,890 38,022
LyondellBasell Industries NV 45,667 2,658
Mosaic Co/The 55,964 1,701
PPG Industries Inc 40,875 4,450
Sherwin-Williams Co/The 40,822 14,407
$ 100,392
Commercial Services - 1 .48%
Automatic Data Processing Inc 71,684 21,548
Cintas Corp 60,431 12,792
Corpay Inc
(d)
12,282 3,996
Equifax Inc 21,844 5,683
Global Payments Inc 43,626 3,329
MarketAxess Holdings Inc 6,644 1,472
Moody's Corp 27,273 12,358
PayPal Holdings Inc
(d)
174,285 11,475
Quanta Services Inc 26,007 7,612
Rollins Inc 49,481 2,827
S&P Global Inc 55,497 27,751
United Rentals Inc 11,505 7,265
Verisk Analytics Inc 24,880 7,375
$ 125,483
Computers - 8 .33%
Accenture PLC - Class A 110,196 32,965
Apple Inc 2,646,581 562,398
Cognizant Technology Solutions Corp 87,142 6,411
Crowdstrike Holdings Inc
(d)
43,393 18,610
Dell Technologies Inc 54,960 5,043

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
EPAM Systems Inc
(d)
9,994 $ 1,568
Fortinet Inc
(d)
112,079 11,629
Gartner Inc
(d)
13,534 5,699
Hewlett Packard Enterprise Co 231,397 3,753
HP Inc 165,222 4,225
International Business Machines Corp 162,905 39,394
Leidos Holdings Inc 23,110 3,401
NetApp Inc 35,819 3,215
Seagate Technology Holdings PLC 37,298 3,395
Super Micro Computer Inc
(d)
88,723 2,827
Western Digital Corp 61,279 2,688
$ 707,221
Consumer Products - 0 .21%
Avery Dennison Corp 14,156 2,422
Church & Dwight Co Inc 43,334 4,305
Clorox Co/The 21,704 3,088
Kimberly-Clark Corp 58,437 7,701
$ 17,516
Cosmetics & Personal Care - 1 .07%
Colgate-Palmolive Co 142,977 13,181
Estee Lauder Cos Inc/The 41,255 2,474
Kenvue Inc 337,783 7,972
Procter & Gamble Co/The 413,117 67,160
$ 90,787
Distribution & Wholesale - 0 .34%
Copart Inc
(d)
154,477 9,428
Fastenal Co 101,024 8,180
LKQ Corp 45,801 1,750
Pool Corp 6,705 1,965
WW Grainger Inc 7,808 7,998
$ 29,321
Diversified Financial Services - 4 .17%
American Express Co 97,781 26,050
Ameriprise Financial Inc 16,949 7,983
Apollo Global Management Inc 78,753 10,748
Blackrock Inc 25,650 23,451
Capital One Financial Corp 67,161 12,106
Cboe Global Markets Inc 18,445 4,091
Charles Schwab Corp/The 300,231 24,439
CME Group Inc 63,489 17,592
Discover Financial Services 44,222 8,078
Franklin Resources Inc 54,612 1,025
Intercontinental Exchange Inc 101,226 17,003
Invesco Ltd 78,931 1,100
Mastercard Inc 143,482 78,637
Nasdaq Inc 72,909 5,556
Raymond James Financial Inc 32,490 4,452
Synchrony Financial 68,491 3,558
T Rowe Price Group Inc 39,223 3,473
Visa Inc 303,621 104,901
$ 354,243
Electric - 2 .36%
AES Corp/The 125,271 1,253
Alliant Energy Corp 45,209 2,760
Ameren Corp 47,550 4,719
American Electric Power Co Inc 93,940 10,177
CenterPoint Energy Inc 114,821 4,453
CMS Energy Corp 52,643 3,877
Consolidated Edison Inc 61,040 6,882
Constellation Energy Corp 55,117 12,315
Dominion Energy Inc 147,994 8,048
DTE Energy Co 36,511 5,002
Duke Energy Corp 136,715 16,682
Edison International 68,209 3,650
Entergy Corp 75,550 6,283
Evergy Inc 40,518 2,800
Eversource Energy 64,619 3,844
Exelon Corp 177,098 8,306
FirstEnergy Corp 90,368 3,875
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 362,298 $ 24,230
NRG Energy Inc 35,689 3,911
PG&E Corp 386,462 6,384
Pinnacle West Capital Corp 20,033 1,907
PPL Corp 130,072 4,748
Public Service Enterprise Group Inc 87,778 7,016
Sempra 111,593 8,288
Southern Co/The 193,039 17,738
Vistra Corp 59,942 7,770
WEC Energy Group Inc 55,968 6,130
Xcel Energy Inc 101,171 7,153
$ 200,201
Electrical Components & Equipment - 0 .46%
AMETEK Inc 40,752 6,911
Eaton Corp PLC 69,627 20,496
Emerson Electric Co 99,349 10,443
Generac Holdings Inc
(d)
10,501 1,201
$ 39,051
Electronics - 0 .91%
Allegion plc 15,316 2,132
Amphenol Corp 213,367 16,419
Fortive Corp 60,114 4,189
Garmin Ltd 27,066 5,058
Honeywell International Inc 114,562 24,115
Hubbell Inc 9,456 3,434
Jabil Inc 19,298 2,828
Keysight Technologies Inc
(d)
30,464 4,430
Mettler-Toledo International Inc
(d)
3,685 3,945
TE Connectivity PLC 52,564 7,694
Trimble Inc
(d)
43,303 2,691
$ 76,935
Energy - Alternate Sources - 0 .04%
Enphase Energy Inc
(d)
23,340 1,041
First Solar Inc
(d)
18,863 2,373
$ 3,414
Engineering & Construction - 0 .03%
Jacobs Solutions Inc 21,591 2,673
Entertainment - 0 .08%
Caesars Entertainment Inc
(d)
37,435 1,013
Live Nation Entertainment Inc
(d)
27,627 3,659
TKO Group Holdings Inc 11,730 1,911
$ 6,583
Environmental Control - 0 .36%
Pentair PLC 29,112 2,641
Republic Services Inc 35,763 8,968
Veralto Corp 43,571 4,178
Waste Management Inc 64,350 15,017
$ 30,804
Food - 0 .74%
Conagra Brands Inc 84,095 2,078
General Mills Inc 97,117 5,511
Hershey Co/The 26,030 4,352
Hormel Foods Corp 51,264 1,533
J M Smucker Co/The 18,750 2,180
Kellanova 47,370 3,921
Kraft Heinz Co/The 153,691 4,472
Kroger Co/The 117,287 8,469
Lamb Weston Holdings Inc 25,132 1,327
McCormick & Co Inc/MD 44,488 3,411
Mondelez International Inc 227,894 15,526
Sysco Corp 86,194 6,154
The Campbell's Company 34,663 1,264
Tyson Foods Inc 50,419 3,088
$ 63,286
Forest Products & Paper - 0 .05%
International Paper Co 92,891 4,243

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .09%
Atmos Energy Corp 27,964 $ 4,492
NiSource Inc 82,793 3,238
$ 7,730
Hand & Machine Tools - 0 .05%
Snap-on Inc 9,230 2,897
Stanley Black & Decker Inc 27,162 1,630
$ 4,527
Healthcare - Products - 3 .01%
Abbott Laboratories 305,577 39,954
Agilent Technologies Inc 50,264 5,408
Align Technology Inc
(d)
12,365 2,143
Baxter International Inc 89,956 2,804
Bio-Techne Corp 27,853 1,402
Boston Scientific Corp
(d)
259,659 26,711
Cooper Cos Inc/The
(d)
35,161 2,872
Danaher Corp 112,756 22,476
Edwards Lifesciences Corp
(d)
103,912 7,844
GE HealthCare Technologies Inc 80,566 5,666
Hologic Inc
(d)
39,534 2,301
IDEXX Laboratories Inc
(d)
14,427 6,242
Insulet Corp
(d)
12,359 3,118
Intuitive Surgical Inc
(d)
62,834 32,410
Medtronic PLC 225,915 19,149
ResMed Inc 25,874 6,122
Revvity Inc 21,442 2,003
Solventum Corp
(d)
24,350 1,610
STERIS PLC 17,311 3,890
Stryker Corp 60,502 22,623
Thermo Fisher Scientific Inc 67,388 28,909
Waters Corp
(d)
10,461 3,638
West Pharmaceutical Services Inc 12,760 2,696
Zimmer Biomet Holdings Inc 35,073 3,614
$ 255,605
Healthcare - Services - 1 .66%
Centene Corp
(d)
87,370 5,229
Charles River Laboratories International Inc
(d)
9,010 1,069
Cigna Group/The 48,236 16,402
DaVita Inc
(d)
7,753 1,097
Elevance Health Inc 40,861 17,185
HCA Healthcare Inc 31,502 10,871
Humana Inc 21,253 5,573
IQVIA Holdings Inc
(d)
29,475 4,571
Labcorp Holdings Inc 14,695 3,542
Molina Healthcare Inc
(d)
9,778 3,198
Quest Diagnostics Inc 19,557 3,485
UnitedHealth Group Inc 162,136 66,709
Universal Health Services Inc 10,345 1,832
$ 140,763
Home Builders - 0 .21%
DR Horton Inc 49,968 6,313
Lennar Corp - A Shares 41,141 4,469
NVR Inc
(d)
527 3,755
PulteGroup Inc 35,670 3,659
$ 18,196
Insurance - 4 .27%
Aflac Inc 87,205 9,477
Allstate Corp/The 46,686 9,262
American International Group Inc 104,535 8,522
Aon PLC 38,102 13,518
Arch Capital Group Ltd 66,045 5,989
Arthur J Gallagher & Co 44,810 14,370
Assurant Inc 9,036 1,742
Berkshire Hathaway Inc - Class B
(d)
322,928 172,201
Brown & Brown Inc 41,812 4,624
Chubb Ltd 65,655 18,783
Cincinnati Financial Corp 27,554 3,836
Erie Indemnity Co 4,394 1,576
Everest Group Ltd 7,572 2,717
Globe Life Inc 14,791 1,824
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 50,671 $ 6,216
Loews Corp 31,128 2,703
Marsh & McLennan Cos Inc 86,528 19,509
MetLife Inc 101,997 7,688
Principal Financial Group Inc 37,074 2,749
Progressive Corp/The 103,209 29,078
Prudential Financial Inc 62,369 6,406
Travelers Cos Inc/The 39,945 10,551
W R Berkley Corp 52,899 3,792
Willis Towers Watson PLC 17,583 5,412
$ 362,545
Internet - 12 .14%
Airbnb Inc
(d)
76,265 9,298
Alphabet Inc - A Shares 1,027,656 163,192
Alphabet Inc - C Shares 832,875 134,001
Amazon.com Inc
(d)
1,661,720 306,454
Booking Holdings Inc 5,832 29,739
CDW Corp/DE 23,480 3,770
DoorDash Inc - Class A
(d)
59,770 11,529
eBay Inc 84,392 5,752
Expedia Group Inc 21,728 3,410
F5 Inc
(d)
10,159 2,690
Gen Digital Inc 95,552 2,472
GoDaddy Inc
(d)
24,878 4,685
Match Group Inc 44,239 1,312
Meta Platforms Inc 385,814 211,812
Netflix Inc
(d)
75,360 85,287
Palo Alto Networks Inc
(d)
116,648 21,805
Uber Technologies Inc
(d)
368,042 29,815
VeriSign Inc 14,335 4,044
$ 1,031,067
Iron & Steel - 0 .10%
Nucor Corp 41,371 4,938
Steel Dynamics Inc 24,946 3,236
$ 8,174
Leisure Products & Services - 0 .16%
Carnival Corp
(d)
184,598 3,386
Norwegian Cruise Line Holdings Ltd
(d)
77,470 1,242
Royal Caribbean Cruises Ltd 43,620 9,374
$ 14,002
Lodging - 0 .28%
Hilton Worldwide Holdings Inc 42,390 9,558
Las Vegas Sands Corp 60,543 2,220
Marriott International Inc/MD 40,316 9,619
MGM Resorts International
(d)
39,417 1,240
Wynn Resorts Ltd 15,783 1,267
$ 23,904
Machinery - Construction & Mining - 0 .52%
Caterpillar Inc 84,202 26,041
GE Vernova Inc 48,607 18,025
$ 44,066
Machinery - Diversified - 0 .67%
Deere & Co 44,624 20,686
Dover Corp 24,178 4,126
IDEX Corp 13,342 2,321
Ingersoll Rand Inc 70,981 5,354
Nordson Corp 9,556 1,811
Otis Worldwide Corp 69,860 6,725
Rockwell Automation Inc 19,920 4,934
Westinghouse Air Brake Technologies Corp 30,101 5,561
Xylem Inc/NY 42,803 5,161
$ 56,679
Media - 0 .84%
Charter Communications Inc
(d)
17,006 6,664
Comcast Corp - Class A 664,476 22,725
FactSet Research Systems Inc 6,698 2,895
Fox Corp - A Shares 38,381 1,911
Fox Corp - B Shares 23,244 1,075

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 66,607 $ 1,806
News Corp - B Shares 19,682 618
Paramount Global - Class B
(e)
104,822 1,231
Walt Disney Co/The 318,497 28,967
Warner Bros Discovery Inc
(d)
393,302 3,410
$ 71,302
Mining - 0 .23%
Freeport-McMoRan Inc 253,183 9,122
Newmont Corp 200,574 10,566
$ 19,688
Miscellaneous Manufacturers - 0 .63%
3M Co 95,649 13,287
A O Smith Corp 20,805 1,412
Axon Enterprise Inc
(d)
12,762 7,827
Illinois Tool Works Inc 47,056 11,289
Parker-Hannifin Corp 22,684 13,725
Teledyne Technologies Inc
(d)
8,210 3,826
Textron Inc 32,167 2,263
$ 53,629
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(d)
9,053 2,266
Oil & Gas - 2 .47%
APA Corp 65,179 1,013
Chevron Corp 294,448 40,063
ConocoPhillips 224,783 20,033
Coterra Energy Inc 129,748 3,187
Devon Energy Corp 115,733 3,519
Diamondback Energy Inc 32,925 4,346
EOG Resources Inc 99,093 10,933
EQT Corp 105,125 5,197
Expand Energy Corp 37,050 3,849
Exxon Mobil Corp 766,910 81,009
Hess Corp 48,695 6,284
Marathon Petroleum Corp 55,674 7,650
Occidental Petroleum Corp 119,030 4,691
Phillips 66 72,761 7,572
Texas Pacific Land Corp 3,320 4,279
Valero Energy Corp 55,777 6,475
$ 210,100
Oil & Gas Services - 0 .20%
Baker Hughes Co 174,437 6,175
Halliburton Co 152,942 3,032
Schlumberger NV 246,802 8,206
$ 17,413
Packaging & Containers - 0 .15%
Amcor PLC
(e)
402,485 3,703
Ball Corp 52,578 2,731
Packaging Corp of America 15,711 2,916
Smurfit WestRock PLC 87,107 3,660
$ 13,010
Pharmaceuticals - 4 .81%
AbbVie Inc 311,020 60,680
Becton Dickinson & Co 50,588 10,476
Bristol-Myers Squibb Co 357,523 17,948
Cardinal Health Inc 42,560 6,013
Cencora Inc 30,408 8,900
CVS Health Corp 222,126 14,818
Dexcom Inc
(d)
68,837 4,914
Eli Lilly & Co 138,818 124,790
Henry Schein Inc
(d)
21,968 1,427
Johnson & Johnson 424,174 66,303
McKesson Corp 22,080 15,738
Merck & Co Inc 445,672 37,971
Pfizer Inc 998,408 24,371
Viatris Inc 210,291 1,771
Zoetis Inc 78,893 12,339
$ 408,459
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .44%
Kinder Morgan Inc 340,575 $ 8,957
ONEOK Inc 109,310 8,981
Targa Resources Corp 38,419 6,566
Williams Cos Inc/The 214,765 12,579
$ 37,083
Private Equity - 0 .36%
Blackstone Inc 128,949 16,984
KKR & Co Inc 118,932 13,590
$ 30,574
Real Estate - 0 .14%
CBRE Group Inc
(d)
52,077 6,363
CoStar Group Inc
(d)
74,247 5,507
$ 11,870
REITs - 2 .07%
Alexandria Real Estate Equities Inc 27,142 1,972
American Tower Corp 82,328 18,558
AvalonBay Communities Inc 25,031 5,256
BXP Inc 25,637 1,634
Camden Property Trust 18,797 2,139
Crown Castle Inc 76,568 8,098
Digital Realty Trust Inc 55,749 8,950
Equinix Inc 17,146 14,758
Equity Residential 60,205 4,230
Essex Property Trust Inc 11,324 3,161
Extra Space Storage Inc 37,349 5,472
Federal Realty Investment Trust 13,585 1,277
Healthpeak Properties Inc 123,251 2,199
Host Hotels & Resorts Inc 123,157 1,739
Invitation Homes Inc 100,375 3,432
Iron Mountain Inc 51,750 4,640
Kimco Realty Corp 119,713 2,392
Mid-America Apartment Communities Inc 20,596 3,288
Prologis Inc 163,294 16,689
Public Storage 27,766 8,342
Realty Income Corp 154,196 8,922
Regency Centers Corp 28,759 2,076
SBA Communications Corp 18,944 4,611
Simon Property Group Inc 54,035 8,504
UDR Inc 53,044 2,222
Ventas Inc 77,014 5,397
VICI Properties Inc 185,725 5,947
Welltower Inc 107,335 16,378
Weyerhaeuser Co 127,833 3,312
$ 175,595
Retail - 4 .93%
AutoZone Inc
(d)
2,956 11,122
Best Buy Co Inc 34,278 2,286
CarMax Inc
(d)
27,098 1,752
Chipotle Mexican Grill Inc
(d)
238,784 12,063
Costco Wholesale Corp 78,205 77,775
Darden Restaurants Inc 20,640 4,141
Dollar General Corp 38,747 3,630
Dollar Tree Inc
(d)
35,617 2,912
Domino's Pizza Inc 6,084 2,983
Genuine Parts Co 24,496 2,880
Home Depot Inc/The 175,011 63,090
Lowe's Cos Inc 99,481 22,240
Lululemon Athletica Inc
(d)
19,740 5,345
McDonald's Corp 126,254 40,357
O'Reilly Automotive Inc
(d)
10,127 14,332
Ross Stores Inc 58,128 8,080
Starbucks Corp 200,122 16,020
Target Corp 80,729 7,807
TJX Cos Inc/The 198,055 25,486
Tractor Supply Co 94,115 4,764
Ulta Beauty Inc
(d)
8,170 3,232
Walgreens Boots Alliance Inc 126,367 1,386
Walmart Inc 764,272 74,326
Williams-Sonoma Inc 21,687 3,350

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 49,168 $ 7,397
$ 418,756
Semiconductors - 9 .86%
Advanced Micro Devices Inc
(d)
285,496 27,793
Analog Devices Inc 87,406 17,037
Applied Materials Inc 143,183 21,579
Broadcom Inc 825,815 158,945
Intel Corp 762,856 15,333
KLA Corp 23,412 16,451
Lam Research Corp 226,157 16,209
Microchip Technology Inc 94,752 4,366
Micron Technology Inc 196,294 15,105
Monolithic Power Systems Inc 8,425 4,997
NVIDIA Corp 4,314,634 469,950
NXP Semiconductors NV 44,779 8,253
ON Semiconductor Corp
(d)
74,247 2,948
QUALCOMM Inc 194,856 28,928
Skyworks Solutions Inc 28,318 1,820
Teradyne Inc 28,693 2,129
Texas Instruments Inc 160,384 25,670
$ 837,513
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,895 1,588
Software - 10 .43%
Adobe Inc
(d)
76,693 28,758
Akamai Technologies Inc
(d)
26,468 2,133
ANSYS Inc
(d)
15,407 4,959
Autodesk Inc
(d)
37,880 10,389
Broadridge Financial Solutions Inc 20,616 4,997
Cadence Design Systems Inc
(d)
48,321 14,387
Dayforce Inc
(d)
28,013 1,621
Electronic Arts Inc 41,784 6,063
Fair Isaac Corp
(d)
4,300 8,556
Fidelity National Information Services Inc 93,322 7,361
Fiserv Inc
(d)
100,233 18,500
Intuit Inc 49,316 30,944
Jack Henry & Associates Inc 12,844 2,228
Microsoft Corp 1,309,714 517,678
MSCI Inc 13,681 7,458
Oracle Corp 285,803 40,218
Palantir Technologies Inc
(d)
361,136 42,773
Paychex Inc 56,457 8,306
Paycom Software Inc 8,297 1,878
PTC Inc
(d)
21,197 3,285
Roper Technologies Inc 18,891 10,581
Salesforce Inc 168,603 45,305
ServiceNow Inc
(d)
36,293 34,660
Synopsys Inc
(d)
27,231 12,499
Take-Two Interactive Software Inc
(d)
28,918 6,747
Tyler Technologies Inc
(d)
7,541 4,097
Workday Inc
(d)
37,702 9,237
$ 885,618
Telecommunications - 1 .94%
Arista Networks Inc
(d)
181,996 14,973
AT&T Inc 1,264,647 35,031
Cisco Systems Inc 701,682 40,508
Corning Inc 135,818 6,027
Juniper Networks Inc 58,332 2,119
Motorola Solutions Inc 29,443 12,966
T-Mobile US Inc 84,486 20,864
Verizon Communications Inc 741,664 32,678
$ 165,166
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 23,103 1,430
Transportation - 0 .86%
CH Robinson Worldwide Inc 20,913 1,866
CSX Corp 339,749 9,537
Expeditors International of Washington Inc 24,662 2,710
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 39,039 $ 8,211
JB Hunt Transport Services Inc 13,996 1,827
Norfolk Southern Corp 39,892 8,938
Old Dominion Freight Line Inc 33,101 5,074
Union Pacific Corp 106,464 22,960
United Parcel Service Inc 128,853 12,280
$ 73,403
Water - 0 .06%
American Water Works Co Inc 34,338 5,048
TOTAL COMMON STOCKS $ 8,315,533
Total Investments $ 8,486,757
Other Assets and Liabilities -  0.09% 7,510
TOTAL NET ASSETS - 100.00% $ 8,494,267
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,099 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,947 or 0.03% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 280,734 $ 383,343 $ 519,574 $ 144,503
$ 280,734 $ 383,343 $ 519,574 $ 144,503
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 6,348 $ — $ — $ —
$ 6,348 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2025 Long 537 $ 150,011 $ 5,937
Total $ 5,937
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .92%
Invesco Exchange-Traded Fund Trust - Invesco S&P
500 Pure Value ETF
1,146,183 $ 101,403
Money Market Funds - 3 .13%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
845,568 846
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(c)
107,881,391 107,881
$ 108,727
TOTAL INVESTMENT COMPANIES $ 210,130
COMMON STOCKS - 94 .17 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 8,745 $ 220
Omnicom Group Inc 4,739 361
$ 581
Aerospace & Defense - 1 .32%
Boeing Co/The
(d)
15,256 2,796
Curtiss-Wright Corp 914 315
General Dynamics Corp 100,364 27,311
General Electric Co 20,589 4,149
Hexcel Corp 1,985 96
Howmet Aerospace Inc 9,322 1,292
L3Harris Technologies Inc 4,653 1,024
Loar Holdings Inc
(d)
123 12
Lockheed Martin Corp 3,500 1,672
Northrop Grumman Corp 3,331 1,621
RTX Corp 32,402 4,087
Spirit AeroSystems Holdings Inc
(d)
2,279 82
Standardaero Inc
(d)
1,674 45
TransDigm Group Inc 1,061 1,499
$ 46,001
Agriculture - 1 .92%
Altria Group Inc 41,378 2,447
Archer-Daniels-Midland Co 11,646 556
Bunge Global SA 3,286 259
Darling Ingredients Inc
(d)
3,867 124
Philip Morris International Inc 368,951 63,224
$ 66,610
Airlines - 0 .05%
Alaska Air Group Inc
(d)
2,905 129
American Airlines Group Inc
(d)
14,496 144
Delta Air Lines Inc 15,674 652
Southwest Airlines Co 14,532 406
United Airlines Holdings Inc
(d)
8,002 551
$ 1,882
Apparel - 0 .05%
Birkenstock Holding Plc
(d)
835 43
Capri Holdings Ltd
(d)
2,717 41
Carter's Inc 844 28
Columbia Sportswear Co 735 46
Crocs Inc
(d)
1,143 110
NIKE Inc 11,062 624
PVH Corp 1,353 93
Ralph Lauren Corp 948 213
Skechers USA Inc
(d)
2,788 134
Tapestry Inc 5,677 401
Under Armour Inc - Class A
(d)
4,009 23
Under Armour Inc - Class C
(d)
4,285 23
VF Corp 8,535 102
$ 1,881
Automobile Manufacturers - 0 .13%
Cummins Inc 3,333 979
Ford Motor Co 95,892 960
General Motors Co 24,224 1,096
Lucid Group Inc
(d),(e)
21,071 53
PACCAR Inc 12,585 1,135
Rivian Automotive Inc
(d),(e)
20,693 283
$ 4,506
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .98%
Allison Transmission Holdings Inc 2,108 $ 194
Aptiv PLC
(d)
585,471 33,407
BorgWarner Inc 5,126 146
Gentex Corp 5,545 121
Lear Corp 1,317 113
QuantumScape Corp
(d)
7,663 30
$ 34,011
Banks - 8 .91%
Bank of America Corp 1,954,435 77,942
Bank of New York Mellon Corp/The 17,603 1,415
Bank of Nova Scotia/The 479,278 23,954
Bank OZK 2,387 102
BOK Financial Corp 509 47
Citigroup Inc 46,117 3,154
Citizens Financial Group Inc 10,921 403
Columbia Banking System Inc 5,085 114
Comerica Inc 3,122 168
Commerce Bancshares Inc/MO 2,944 179
Cullen/Frost Bankers Inc 1,359 158
East West Bancorp Inc 3,410 292
Fifth Third Bancorp 16,642 598
First Citizens BancShares Inc/NC 282 502
First Hawaiian Inc 2,860 65
First Horizon Corp 12,773 231
FNB Corp/PA 8,674 114
Goldman Sachs Group Inc/The 47,646 26,088
Huntington Bancshares Inc/OH 35,232 512
JPMorgan Chase & Co 241,003 58,954
KeyCorp 22,570 335
M&T Bank Corp 4,097 696
Morgan Stanley 26,323 3,038
Northern Trust Corp 4,786 450
Pinnacle Financial Partners Inc 1,768 177
PNC Financial Services Group Inc/The 9,707 1,560
Popular Inc 1,514 145
Prosperity Bancshares Inc 2,123 144
Regions Financial Corp 22,407 457
SouthState Corp 262,470 22,777
State Street Corp 7,153 630
Synovus Financial Corp 3,318 144
Truist Financial Corp 32,526 1,247
US Bancorp 38,075 1,536
Webster Financial Corp 4,043 191
Wells Fargo & Co 762,355 54,135
Western Alliance Bancorp 380,970 26,558
Wintrust Financial Corp 1,500 167
Zions Bancorp NA 3,406 153
$ 309,532
Beverages - 2 .11%
Boston Beer Co Inc/The
(d)
155 38
Brown-Forman Corp - A Shares 1,034 36
Brown-Forman Corp - B Shares 4,058 141
Coca-Cola Co/The 40,395 2,931
Coca-Cola Consolidated Inc 143 194
Constellation Brands Inc 3,840 720
Keurig Dr Pepper Inc 1,608,942 55,653
Molson Coors Beverage Co 4,216 243
Monster Beverage Corp
(d)
3,360 202
PepsiCo Inc 96,948 13,144
$ 73,302
Biotechnology - 1 .02%
Alnylam Pharmaceuticals Inc
(d)
354 93
Amgen Inc 2,894 842
Biogen Inc
(d)
3,580 433
BioMarin Pharmaceutical Inc
(d)
4,625 295
Bio-Rad Laboratories Inc
(d)
424 104
Certara Inc
(d)
2,556 35
Corteva Inc 16,852 1,045
Exelixis Inc
(d)
991 39

Schedule of Investments
LargeCap Value Fund III
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc 30,413 $ 3,240
GRAIL Inc
(d)
529 18
Illumina Inc
(d)
3,913 304
Incyte Corp
(d)
3,614 226
Ionis Pharmaceuticals Inc
(d)
280 9
Moderna Inc
(d)
7,881 225
Regeneron Pharmaceuticals Inc 2,336 1,399
Roivant Sciences Ltd
(d)
10,220 119
Royalty Pharma PLC 9,504 312
United Therapeutics Corp
(d)
1,034 313
Vertex Pharmaceuticals Inc
(d)
51,713 26,347
$ 35,398
Building Materials - 3 .28%
Armstrong World Industries Inc 647 94
AZEK Co Inc/The
(d)
960 48
Boise Cascade Co 237,264 22,132
Builders FirstSource Inc
(d)
2,522 302
Carrier Global Corp 20,459 1,280
CRH PLC 447,321 42,683
Eagle Materials Inc 182 41
Fortune Brands Innovations Inc 2,830 152
Hayward Holdings Inc
(d)
3,030 40
Johnson Controls International plc 518,572 43,508
Louisiana-Pacific Corp 425 37
Martin Marietta Materials Inc 1,413 740
Masco Corp 5,320 323
Mohawk Industries Inc
(d)
1,249 133
Owens Corning 2,119 308
Simpson Manufacturing Co Inc 920 141
Trane Technologies PLC 3,640 1,395
Vulcan Materials Co 2,417 634
$ 113,991
Chemicals - 2 .31%
Air Products and Chemicals Inc 158,583 42,991
Albemarle Corp 2,744 161
Ashland Inc 1,093 59
Axalta Coating Systems Ltd
(d)
827,198 26,884
Celanese Corp 1,826 81
CF Industries Holdings Inc 4,235 332
Chemours Co/The 2,934 36
Dow Inc 17,104 523
DuPont de Nemours Inc 10,258 677
Eastman Chemical Co 2,813 217
Ecolab Inc 799 201
Element Solutions Inc 5,457 111
FMC Corp 3,038 127
Huntsman Corp 3,483 46
International Flavors & Fragrances Inc 6,254 491
Linde PLC 11,720 5,312
LyondellBasell Industries NV 6,400 372
Mosaic Co/The 7,824 238
NewMarket Corp 151 93
Olin Corp 2,492 54
PPG Industries Inc 5,652 615
RPM International Inc 2,371 253
Sherwin-Williams Co/The 492 174
Westlake Corp 818 76
$ 80,124
Commercial Services - 0 .35%
ADT Inc 9,061 73
Affirm Holdings Inc
(d)
6,324 315
API Group Corp
(d)
5,641 213
Aramark 6,385 213
Automatic Data Processing Inc 711 214
Avis Budget Group Inc
(d)
287 27
Block Inc
(d)
7,788 455
Bright Horizons Family Solutions Inc
(d)
1,162 146
Cintas Corp 432 91
Clarivate PLC
(d)
8,673 37
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Dun & Bradstreet Holdings Inc 6,798 $ 61
Equifax Inc 2,419 629
Euronet Worldwide Inc
(d)
1,010 100
FTI Consulting Inc
(d)
844 140
Global Payments Inc 6,258 478
Grand Canyon Education Inc
(d)
440 79
GXO Logistics Inc
(d)
2,863 104
H&R Block Inc 2,592 157
ManpowerGroup Inc 992 43
MarketAxess Holdings Inc 882 195
PayPal Holdings Inc
(d)
24,433 1,609
Quanta Services Inc 2,472 724
RB Global Inc 4,481 451
Robert Half Inc 2,467 109
S&P Global Inc 7,635 3,818
Service Corp International/US 3,433 274
TransUnion 4,510 374
U-Haul Holding Co
(d),(e)
138 9
U-Haul Holding Co - Non Voting Shares 1,388 76
United Rentals Inc 1,212 765
Vestis Corp 2,434 21
WEX Inc
(d)
877 114
WillScot Holdings Corp 3,082 77
$ 12,191
Computers - 2 .52%
Accenture PLC - Class A 94,990 28,416
Amdocs Ltd 2,761 245
Amentum Holdings Inc
(d)
3,614 79
CACI International Inc
(d)
66,548 30,470
Cognizant Technology Solutions Corp 248,919 18,313
Crane NXT Co 1,048 49
Dell Technologies Inc 5,700 523
DXC Technology Co
(d)
3,825 59
EPAM Systems Inc
(d)
1,230 193
Fortinet Inc
(d)
2,820 293
Genpact Ltd 4,047 203
Globant SA
(d)
234 28
Hewlett Packard Enterprise Co 32,129 521
HP Inc 17,405 445
International Business Machines Corp 22,377 5,411
KBR Inc 2,872 152
Kyndryl Holdings Inc
(d)
5,309 172
Leidos Holdings Inc 3,243 477
Lumentum Holdings Inc
(d)
1,658 98
NetApp Inc 2,778 249
Okta Inc
(d)
2,249 252
Parsons Corp
(d)
1,116 75
Pure Storage Inc
(d)
836 38
Sandisk Corp/DE
(d)
2,810 90
Science Applications International Corp 1,188 144
Western Digital Corp 8,452 371
$ 87,366
Consumer Products - 0 .64%
Avery Dennison Corp 1,196 205
Church & Dwight Co Inc 215,899 21,448
Kimberly-Clark Corp 4,810 634
Reynolds Consumer Products Inc 1,156 26
Spectrum Brands Holdings Inc 609 38
$ 22,351
Cosmetics & Personal Care - 0 .27%
Colgate-Palmolive Co 8,978 828
Coty Inc
(d)
9,035 46
Estee Lauder Cos Inc/The 3,446 206
Kenvue Inc 46,693 1,102
Perrigo Co PLC 3,304 85
Procter & Gamble Co/The 44,720 7,270
$ 9,537

Schedule of Investments
LargeCap Value Fund III
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .04%
Copart Inc
(d)
1,332 $ 81
Core & Main Inc
(d)
1,479 78
Fastenal Co 2,108 171
LKQ Corp 6,377 244
SiteOne Landscape Supply Inc
(d)
632 72
Watsco Inc 845 389
WESCO International Inc 988 161
WW Grainger Inc 134 137
$ 1,333
Diversified Financial Services - 3 .28%
Affiliated Managers Group Inc 728 121
Air Lease Corp 2,544 119
Ally Financial Inc 5,537 181
American Express Co 115,057 30,653
Ameriprise Financial Inc 209 98
Apollo Global Management Inc 3,230 441
Blackrock Inc 3,603 3,294
Capital One Financial Corp 9,263 1,670
Cboe Global Markets Inc 2,591 575
Charles Schwab Corp/The 36,418 2,964
CME Group Inc 8,768 2,429
Coinbase Global Inc
(d)
793 161
Credit Acceptance Corp
(d),(e)
37 18
Discover Financial Services 6,101 1,114
Evercore Inc - Class A 858 176
Franklin Resources Inc 7,273 136
Houlihan Lokey Inc 1,146 186
Interactive Brokers Group Inc - A Shares 2,610 448
Intercontinental Exchange Inc 196,204 32,957
Invesco Ltd 8,911 124
Janus Henderson Group PLC 3,108 103
Jefferies Financial Group Inc 2,902 136
Lazard Inc 193 7
Nasdaq Inc 10,067 767
OneMain Holdings Inc 2,753 130
Raymond James Financial Inc 4,990 684
Rocket Cos Inc
(e)
2,942 38
SEI Investments Co 2,366 185
SLM Corp 19,417 561
SoFi Technologies Inc
(d)
21,838 273
Stifel Financial Corp 2,399 206
Synchrony Financial 9,549 496
T Rowe Price Group Inc 5,397 478
TPG Inc 1,419 66
Tradeweb Markets Inc 1,719 238
UWM Holdings Corp 1,732 8
Virtu Financial Inc 1,797 70
Visa Inc 90,867 31,395
Voya Financial Inc 2,274 135
Western Union Co/The 6,255 62
XP Inc 8,944 144
$ 114,047
Electric - 6 .66%
AES Corp/The 16,617 166
Alliant Energy Corp 6,268 383
Ameren Corp 6,511 646
American Electric Power Co Inc 13,060 1,415
Brookfield Renewable Corp 3,343 95
CenterPoint Energy Inc 15,761 611
Clearway Energy Inc - Class A 742 20
Clearway Energy Inc - Class C 1,749 51
CMS Energy Corp 7,276 536
Consolidated Edison Inc 8,500 958
Constellation Energy Corp 6,473 1,446
Dominion Energy Inc 20,408 1,110
DTE Energy Co 5,077 696
Duke Energy Corp 18,801 2,294
Edison International 9,246 495
Entergy Corp 736,010 61,214
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Evergy Inc 5,429 $ 375
Eversource Energy 9,006 536
Exelon Corp 24,416 1,145
FirstEnergy Corp 13,996 600
IDACORP Inc 1,259 149
NextEra Energy Inc 373,903 25,007
NRG Energy Inc 2,920 320
OGE Energy Corp 4,729 215
PG&E Corp 53,405 882
Pinnacle West Capital Corp 380,460 36,212
PPL Corp 18,001 657
Public Service Enterprise Group Inc 12,223 977
Sempra 15,468 1,149
Southern Co/The 282,512 25,960
WEC Energy Group Inc 225,381 24,683
Xcel Energy Inc 571,084 40,376
$ 231,379
Electrical Components & Equipment - 0 .16%
Acuity Inc 740 180
AMETEK Inc 5,639 956
Eaton Corp PLC 9,648 2,840
Emerson Electric Co 13,979 1,469
Generac Holdings Inc
(d)
674 77
Littelfuse Inc 595 109
Universal Display Corp 492 62
$ 5,693
Electronics - 1 .48%
Allegion plc 2,099 292
Amphenol Corp 11,978 922
Arrow Electronics Inc
(d)
1,280 143
Avnet Inc 2,098 99
Coherent Corp
(d)
3,042 196
Fortive Corp 226,696 15,798
Garmin Ltd 3,812 712
Honeywell International Inc 13,431 2,827
Hubbell Inc 75,796 27,528
Ingram Micro Holding Corp 352 6
Jabil Inc 2,337 342
Keysight Technologies Inc
(d)
4,276 622
Mettler-Toledo International Inc
(d)
509 545
nVent Electric PLC 4,027 221
Sensata Technologies Holding PLC 3,358 72
TD SYNNEX Corp 1,783 198
Trimble Inc
(d)
5,957 370
Vontier Corp 3,657 116
Woodward Inc 1,413 265
$ 51,274
Energy - Alternate Sources - 0 .01%
First Solar Inc
(d)
2,614 329
Engineering & Construction - 1 .12%
AECOM 3,258 321
EMCOR Group Inc 662 265
Everus Construction Group Inc
(d)
1,140 46
Jacobs Solutions Inc 111,741 13,834
MasTec Inc
(d)
1,528 194
TopBuild Corp
(d)
81,685 24,160
$ 38,820
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
5,150 139
Liberty Media Corp-Liberty Live - A Shares
(d)
417 29
Liberty Media Corp-Liberty Live - C Shares
(d)
1,042 75
Madison Square Garden Sports Corp
(d)
418 80
Marriott Vacations Worldwide Corp 781 43
Penn Entertainment Inc
(d)
3,385 52
TKO Group Holdings Inc 1,667 272
Vail Resorts Inc 167 23
$ 713

Schedule of Investments
LargeCap Value Fund III
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0 .83%
Clean Harbors Inc
(d)
1,228 $ 263
Pentair PLC 4,073 370
Republic Services Inc 5,006 1,255
Tetra Tech Inc 4,911 153
Veralto Corp 3,345 321
Waste Management Inc 113,110 26,395
$ 28,757
Food - 0 .98%
Albertsons Cos Inc 9,778 215
Conagra Brands Inc 11,594 287
Flowers Foods Inc 4,570 80
General Mills Inc 13,537 768
Grocery Outlet Holding Corp
(d)
2,132 36
Hershey Co/The 149,318 24,964
Hormel Foods Corp 6,763 202
Ingredion Inc 1,598 212
J M Smucker Co/The 2,560 298
Kellanova 6,445 534
Kraft Heinz Co/The 21,645 630
Kroger Co/The 16,166 1,167
Lamb Weston Holdings Inc 2,281 121
McCormick & Co Inc/MD 6,194 475
Mondelez International Inc 32,631 2,223
Performance Food Group Co
(d)
3,238 261
Pilgrim's Pride Corp 795 43
Post Holdings Inc
(d)
1,241 141
Seaboard Corp 8 21
Smithfield Foods Inc 548 12
Sysco Corp 4,556 325
The Campbell's Company 4,504 164
Tyson Foods Inc 6,878 421
US Foods Holding Corp
(d)
5,357 352
$ 33,952
Forest Products & Paper - 0 .02%
International Paper Co 12,793 584
Gas - 0 .04%
Atmos Energy Corp 3,820 614
MDU Resources Group Inc 4,565 78
National Fuel Gas Co 2,119 163
NiSource Inc 11,419 446
UGI Corp 5,037 165
$ 1,466
Hand & Machine Tools - 0 .03%
Lincoln Electric Holdings Inc 972 171
MSA Safety Inc 903 142
Regal Rexnord Corp 1,584 168
Snap-on Inc 1,263 396
Stanley Black & Decker Inc 3,788 228
$ 1,105
Healthcare - Products - 3 .46%
10X Genomics Inc
(d)
941 8
Abbott Laboratories 325,191 42,519
Agilent Technologies Inc 7,024 756
Align Technology Inc
(d)
759 131
Avantor Inc
(d)
1,829,880 23,770
Azenta Inc
(d)
855 22
Baxter International Inc 12,377 386
Bio-Techne Corp 3,698 186
Boston Scientific Corp
(d)
35,842 3,687
Bruker Corp 850 34
Cooper Cos Inc/The
(d)
4,809 393
Danaher Corp 15,746 3,139
DENTSPLY SIRONA Inc 4,295 60
Edwards Lifesciences Corp
(d)
11,609 876
Enovis Corp
(d)
1,244 43
Envista Holdings Corp
(d)
3,862 62
Exact Sciences Corp
(d)
2,692 123
GE HealthCare Technologies Inc 10,022 705
Globus Medical Inc
(d)
2,629 189
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Hologic Inc
(d)
5,505 $ 320
Masimo Corp
(d)
508 82
Medtronic PLC 392,450 33,264
QIAGEN NV
(d)
5,100 218
QuidelOrtho Corp
(d)
1,322 37
Repligen Corp
(d)
1,143 158
ResMed Inc 2,613 618
Revvity Inc 3,035 284
Solventum Corp
(d)
3,380 223
STERIS PLC 2,415 543
Stryker Corp 6,206 2,320
Teleflex Inc 1,124 154
Thermo Fisher Scientific Inc 9,316 3,997
Waters Corp
(d)
545 189
West Pharmaceutical Services Inc 673 142
Zimmer Biomet Holdings Inc 4,834 498
$ 120,136
Healthcare - Services - 3 .20%
Acadia Healthcare Co Inc
(d)
1,942 45
Amedisys Inc
(d)
719 68
Centene Corp
(d)
12,343 739
Charles River Laboratories International Inc
(d)
1,228 146
Chemed Corp 310 180
Cigna Group/The 5,966 2,029
Elevance Health Inc 70,415 29,615
Encompass Health Corp 2,400 281
Fortrea Holdings Inc
(d)
2,208 14
HCA Healthcare Inc 3,409 1,176
Humana Inc 2,966 778
IQVIA Holdings Inc
(d)
3,944 612
Labcorp Holdings Inc 2,084 502
Molina Healthcare Inc
(d)
506 165
Quest Diagnostics Inc 2,732 487
Sotera Health Co
(d)
3,576 41
Tenet Healthcare Corp
(d)
2,361 338
UnitedHealth Group Inc 179,426 73,823
Universal Health Services Inc 1,371 243
$ 111,282
Home Builders - 0 .71%
DR Horton Inc 6,976 881
Lennar Corp - A Shares 207,580 22,545
Lennar Corp - B Shares 235 24
NVR Inc
(d)
70 499
PulteGroup Inc 4,991 512
Thor Industries Inc 1,141 83
Toll Brothers Inc 2,420 244
$ 24,788
Home Furnishings - 0 .01%
Dolby Laboratories Inc 1,468 113
Leggett & Platt Inc 2,826 27
SharkNinja Inc
(d)
1,294 104
Whirlpool Corp 1,291 99
$ 343
Housewares - 0 .00%
Newell Brands Inc 9,325 44
Scotts Miracle-Gro Co/The 1,009 51
$ 95
Insurance - 5 .82%
Aflac Inc 13,533 1,471
Allstate Corp/The 5,444 1,080
American Financial Group Inc/OH 1,713 217
American International Group Inc 424,952 34,642
Aon PLC 4,786 1,698
Arch Capital Group Ltd 8,854 803
Arthur J Gallagher & Co 83,309 26,717
Assurant Inc 1,232 237
Assured Guaranty Ltd 1,186 104
Axis Capital Holdings Ltd 1,817 175
Berkshire Hathaway Inc - Class B
(d)
89,768 47,869

Schedule of Investments
LargeCap Value Fund III
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brighthouse Financial Inc
(d)
1,348 $ 78
Brown & Brown Inc 3,297 365
Chubb Ltd 9,869 2,823
Cincinnati Financial Corp 3,760 523
CNA Financial Corp 472 23
Corebridge Financial Inc 6,678 198
Everest Group Ltd 46,634 16,734
Fidelity National Financial Inc 6,292 403
First American Financial Corp 2,361 144
Globe Life Inc 2,063 254
Hanover Insurance Group Inc/The 850 141
Hartford Insurance Group Inc/The 7,052 865
Kemper Corp 1,479 87
Lincoln National Corp 3,996 127
Loews Corp 4,385 381
Markel Group Inc
(d)
238 433
Marsh & McLennan Cos Inc 10,369 2,338
MetLife Inc 14,188 1,069
MGIC Investment Corp 6,037 150
Old Republic International Corp 5,512 207
Primerica Inc 800 210
Progressive Corp/The 111,691 31,468
Prudential Financial Inc 8,822 906
Reinsurance Group of America Inc 1,611 302
RenaissanceRe Holdings Ltd 1,243 301
RLI Corp 1,837 136
Travelers Cos Inc/The 5,515 1,457
Unum Group 4,433 344
W R Berkley Corp 7,220 518
White Mountains Insurance Group Ltd 55 97
Willis Towers Watson PLC 78,749 24,239
$ 202,334
Internet - 1 .72%
Alphabet Inc - A Shares 346,116 54,963
Angi Inc
(d)
876 10
Booking Holdings Inc 49 250
CDW Corp/DE 1,597 256
DoorDash Inc - Class A
(d)
1,097 212
eBay Inc 11,707 798
Etsy Inc
(d)
826 36
F5 Inc
(d)
1,410 373
Gen Digital Inc 13,199 342
IAC Inc
(d)
1,670 58
Lyft Inc
(d)
2,475 31
Maplebear Inc
(d)
3,918 156
Match Group Inc 5,997 178
Robinhood Markets Inc
(d)
16,410 806
Roku Inc
(d)
2,525 172
TripAdvisor Inc
(d)
2,426 30
Trump Media & Technology Group Corp
(d)
591 15
VeriSign Inc 1,911 539
Wayfair Inc
(d)
2,368 71
Zillow Group Inc - A Shares
(d)
1,129 75
Zillow Group Inc - C Shares
(d),(e)
3,848 259
$ 59,630
Iron & Steel - 0 .06%
ATI Inc
(d)
2,891 157
Cleveland-Cliffs Inc
(d)
7,289 60
Nucor Corp 5,720 683
Reliance Inc 1,334 385
Steel Dynamics Inc 3,494 453
United States Steel Corp 5,473 239
$ 1,977
Leisure Products & Services - 1 .38%
Amer Sports Inc
(d)
1,307 32
Brunswick Corp/DE 1,602 74
Carnival Corp
(d)
2,557,200 46,899
Harley-Davidson Inc 2,660 59
Planet Fitness Inc
(d)
942 89
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Polaris Inc 1,095 $ 37
Royal Caribbean Cruises Ltd 3,800 817
YETI Holdings Inc
(d)
1,343 38
$ 48,045
Lodging - 1 .46%
Boyd Gaming Corp 1,548 107
Choice Hotels International Inc 119 15
Hilton Worldwide Holdings Inc 2,880 649
Hyatt Hotels Corp 856 97
Las Vegas Sands Corp 711,366 26,086
Marriott International Inc/MD 5,523 1,318
MGM Resorts International
(d)
5,369 169
Travel + Leisure Co 1,398 61
Wyndham Hotels & Resorts Inc 1,623 138
Wynn Resorts Ltd 274,627 22,055
$ 50,695
Machinery - Construction & Mining - 1 .97%
BWX Technologies Inc 251,980 27,496
Caterpillar Inc 10,103 3,125
GE Vernova Inc 6,645 2,464
Oshkosh Corp 1,549 130
Vertiv Holdings Co 413,601 35,313
$ 68,528
Machinery - Diversified - 0 .27%
AGCO Corp 1,519 129
CNH Industrial NV 21,265 246
Cognex Corp 3,966 108
Crane Co 1,162 187
Deere & Co 6,080 2,818
Dover Corp 3,363 574
Esab Corp 1,345 162
Flowserve Corp 3,097 140
Gates Industrial Corp PLC
(d)
5,770 109
Graco Inc 4,126 337
IDEX Corp 1,863 324
Ingersoll Rand Inc 9,902 747
Middleby Corp/The
(d)
1,288 172
Nordson Corp 1,429 271
Otis Worldwide Corp 9,813 945
Rockwell Automation Inc 2,504 620
Toro Co/The 2,372 162
Westinghouse Air Brake Technologies Corp 4,154 767
Xylem Inc/NY 5,928 715
$ 9,533
Media - 1 .93%
Charter Communications Inc
(d)
2,257 884
Comcast Corp - Class A 840,430 28,743
FactSet Research Systems Inc 620 268
Fox Corp - A Shares 5,384 268
Fox Corp - B Shares 3,107 144
Liberty Broadband Corp - A Shares
(d)
265 24
Liberty Broadband Corp - C Shares
(d)
1,965 178
Liberty Global Ltd - A Shares
(d)
3,728 41
Liberty Global Ltd - C Shares
(d)
3,251 37
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
323 26
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,288 291
New York Times Co/The 3,920 204
News Corp - A Shares 9,246 251
News Corp - B Shares
(e)
2,554 80
Nexstar Media Group Inc 385 58
Paramount Global - Class B
(e)
13,870 163
Sirius XM Holdings Inc 5,246 112
Walt Disney Co/The 383,323 34,863
Warner Bros Discovery Inc
(d)
58,956 511
$ 67,146

Schedule of Investments
LargeCap Value Fund III
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc 1,063 $ 121
RBC Bearings Inc
(d)
683 224
Timken Co/The 1,451 93
Valmont Industries Inc 495 145
$ 583
Mining - 0 .09%
Alcoa Corp 5,767 141
Freeport-McMoRan Inc 34,891 1,257
MP Materials Corp
(d),(e)
2,940 72
Newmont Corp 27,859 1,468
Royal Gold Inc 1,583 289
$ 3,227
Miscellaneous Manufacturers - 0 .18%
3M Co 10,806 1,501
A O Smith Corp 2,892 196
Carlisle Cos Inc 975 370
Donaldson Co Inc 2,930 192
Illinois Tool Works Inc 4,463 1,071
ITT Inc 1,977 271
Parker-Hannifin Corp 3,121 1,888
Teledyne Technologies Inc
(d)
1,130 527
Textron Inc 4,588 323
$ 6,339
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
1,013 254
Oil & Gas - 5 .80%
Antero Resources Corp
(d)
7,085 247
APA Corp 8,464 132
Chevron Corp 203,799 27,729
Chord Energy Corp 1,455 131
Civitas Resources Inc 1,491 41
ConocoPhillips 31,618 2,818
Coterra Energy Inc 18,084 444
Devon Energy Corp 15,329 466
Diamondback Energy Inc 4,601 607
EOG Resources Inc 109,528 12,084
EQT Corp 13,496 667
Expand Energy Corp 5,635 585
Exxon Mobil Corp 802,819 84,802
Hess Corp 143,876 18,567
HF Sinclair Corp 3,770 113
Marathon Petroleum Corp 7,892 1,084
Matador Resources Co 2,649 105
Occidental Petroleum Corp 16,681 657
Ovintiv Inc 6,127 206
Permian Resources Corp 1,469,521 17,341
Phillips 66 302,238 31,451
Range Resources Corp 5,635 191
Valero Energy Corp 7,716 896
Viper Energy Inc 2,201 89
$ 201,453
Oil & Gas Services - 0 .84%
Baker Hughes Co 24,348 862
Halliburton Co 1,353,428 26,825
NOV Inc 9,449 110
Schlumberger NV 34,564 1,149
TechnipFMC PLC 10,418 293
$ 29,239
Packaging & Containers - 0 .08%
Amcor PLC
(e)
55,349 509
AptarGroup Inc 1,664 250
Ardagh Group SA
(d),(f)
412 —
Ball Corp 7,204 374
Crown Holdings Inc 2,819 272
Graphic Packaging Holding Co 6,901 175
Packaging Corp of America 2,198 408
Sealed Air Corp 3,090 85
Silgan Holdings Inc 2,021 104
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Smurfit WestRock PLC 12,546 $ 527
Sonoco Products Co 2,200 90
$ 2,794
Pharmaceuticals - 3 .48%
AbbVie Inc 24,523 4,785
Becton Dickinson & Co 7,089 1,468
BellRing Brands Inc
(d)
3,127 241
Bristol-Myers Squibb Co 49,455 2,483
Cardinal Health Inc 2,379 336
CVS Health Corp 30,793 2,054
Elanco Animal Health Inc
(d)
12,010 114
Henry Schein Inc
(d)
2,944 191
Jazz Pharmaceuticals PLC
(d)
1,416 166
Johnson & Johnson 209,893 32,808
McKesson Corp 1,763 1,257
Merck & Co Inc 400,813 34,149
Organon & Co 6,275 81
Pfizer Inc 138,257 3,375
Premier Inc 2,052 42
Sanofi SA ADR 667,320 36,669
Viatris Inc 28,931 244
Zoetis Inc 1,971 308
$ 120,771
Pipelines - 0 .15%
Antero Midstream Corp 4,708 78
Cheniere Energy Inc 2,699 624
DT Midstream Inc 2,502 243
Kinder Morgan Inc 47,274 1,243
New Fortress Energy Inc 840 5
ONEOK Inc 15,191 1,248
Williams Cos Inc/The 29,778 1,744
$ 5,185
Private Equity - 0 .05%
Carlyle Group Inc/The 5,339 206
KKR & Co Inc 11,728 1,340
$ 1,546
Real Estate - 0 .06%
CBRE Group Inc
(d)
7,496 916
CoStar Group Inc
(d)
10,165 754
Howard Hughes Holdings Inc
(d)
695 46
Jones Lang LaSalle Inc
(d)
785 179
Seaport Entertainment Group Inc
(d)
212 4
$ 1,899
REITs - 4 .82%
AGNC Investment Corp 20,318 179
Agree Realty Corp 313,043 24,295
Alexandria Real Estate Equities Inc 4,256 309
American Homes 4 Rent 8,189 306
American Tower Corp 53,455 12,049
Americold Realty Trust Inc 6,684 129
Annaly Capital Management Inc 13,730 269
AvalonBay Communities Inc 3,497 734
Brixmor Property Group Inc 7,020 175
BXP Inc 3,850 245
Camden Property Trust 2,568 292
Cousins Properties Inc 4,072 112
Crown Castle Inc 10,661 1,128
CubeSmart 5,455 222
Digital Realty Trust Inc 8,093 1,299
EastGroup Properties Inc 1,142 187
EPR Properties 1,678 83
Equinix Inc 2,227 1,917
Equity LifeStyle Properties Inc 4,591 297
Equity Residential 9,230 649
Essex Property Trust Inc 1,558 435
Extra Space Storage Inc 5,131 752
Federal Realty Investment Trust 2,059 194
First Industrial Realty Trust Inc 3,095 147
Gaming and Leisure Properties Inc 6,304 302

Schedule of Investments
LargeCap Value Fund III
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthcare Realty Trust Inc 8,281 $ 129
Healthpeak Properties Inc 16,955 303
Highwoods Properties Inc 2,341 67
Host Hotels & Resorts Inc 16,980 240
Invitation Homes Inc 14,880 509
Iron Mountain Inc 3,092 277
Kilroy Realty Corp 2,850 90
Kimco Realty Corp 16,027 320
Lamar Advertising Co 1,510 172
Lineage Inc 1,385 67
Medical Properties Trust Inc 14,495 80
Mid-America Apartment Communities Inc 2,860 457
Millrose Properties Inc 3,004 75
National Storage Affiliates Trust 1,570 58
NNN REIT Inc 4,376 180
Omega Healthcare Investors Inc 6,577 257
Park Hotels & Resorts Inc 4,575 45
Prologis Inc 414,414 42,352
Public Storage 98,386 29,558
Rayonier Inc 3,759 92
Realty Income Corp 21,361 1,236
Regency Centers Corp 4,443 321
Rexford Industrial Realty Inc 5,136 170
Rithm Capital Corp 12,157 136
SBA Communications Corp 2,651 645
Simon Property Group Inc 5,878 925
STAG Industrial Inc 4,250 140
Starwood Property Trust Inc 7,337 141
Sun Communities Inc 3,118 388
UDR Inc 7,958 333
Ventas Inc 10,241 718
VICI Properties Inc 1,154,712 36,974
Vornado Realty Trust 4,111 145
Welltower Inc 15,052 2,297
Weyerhaeuser Co 17,737 460
WP Carey Inc 5,302 331
$ 167,394
Retail - 3 .59%
Advance Auto Parts Inc 1,337 44
AutoNation Inc
(d)
571 99
AutoZone Inc
(d)
36 135
Bath & Body Works Inc 5,217 159
Best Buy Co Inc 5,200 347
BJ's Wholesale Club Holdings Inc
(d)
3,248 382
CarMax Inc
(d)
3,511 227
Carvana Co
(d)
1,740 425
Casey's General Stores Inc 742 343
Darden Restaurants Inc 134,720 27,030
Dick's Sporting Goods Inc 66,918 12,563
Dillard's Inc 84 29
Dollar General Corp 5,407 507
Dollar Tree Inc
(d)
4,981 407
Domino's Pizza Inc 556 273
Dutch Bros Inc
(d)
1,485 89
Ferguson Enterprises Inc 4,552 772
Five Below Inc
(d)
304 23
Floor & Decor Holdings Inc
(d)
1,627 116
Freshpet Inc
(d)
679 50
GameStop Corp
(d)
9,575 267
Gap Inc/The 4,560 100
Genuine Parts Co 3,428 403
Home Depot Inc/The 4,884 1,761
Kohl's Corp
(e)
2,347 16
Lithia Motors Inc 648 190
Lowe's Cos Inc 13,782 3,081
Macy's Inc 6,681 76
McDonald's Corp 16,452 5,259
MSC Industrial Direct Co Inc 1,119 86
Nordstrom Inc 2,245 54
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ollie's Bargain Outlet Holdings Inc
(d)
1,449 $ 154
O'Reilly Automotive Inc
(d)
16,451 23,281
Penske Automotive Group Inc 414 64
RH
(d)
269 50
Ross Stores Inc 6,123 851
Starbucks Corp 6,228 499
Target Corp 11,311 1,094
TJX Cos Inc/The 11,351 1,461
Ulta Beauty Inc
(d)
142 56
Walgreens Boots Alliance Inc 16,753 184
Walmart Inc 421,428 40,983
Wendy's Co/The 1,902 24
Williams-Sonoma Inc 1,186 183
Yum! Brands Inc 4,268 642
$ 124,839
Savings & Loans - 0 .00%
TFS Financial Corp 1,454 19
Semiconductors - 3 .76%
Advanced Micro Devices Inc
(d)
13,385 1,303
Allegro MicroSystems Inc
(d)
2,497 48
Amkor Technology Inc 2,533 44
Analog Devices Inc 12,120 2,362
Applied Materials Inc 1,652 249
Astera Labs Inc
(d)
2,514 164
Cirrus Logic Inc
(d)
1,293 124
Entegris Inc 157,547 12,465
GLOBALFOUNDRIES Inc
(d)
2,209 78
Intel Corp 105,997 2,131
IPG Photonics Corp
(d)
575 35
Lattice Semiconductor Corp
(d)
393 19
MACOM Technology Solutions Holdings Inc
(d)
1,479 154
Marvell Technology Inc 353,861 20,655
Microchip Technology Inc 445,856 20,545
Micron Technology Inc 26,953 2,074
MKS Instruments Inc 1,534 108
ON Semiconductor Corp
(d)
10,430 414
Onto Innovation Inc
(d)
888 108
Qorvo Inc
(d)
2,208 158
QUALCOMM Inc 266,027 39,494
Skyworks Solutions Inc 3,936 253
Teradyne Inc 296 22
Texas Instruments Inc 173,257 27,729
Wolfspeed Inc
(d),(e)
3,604 13
$ 130,749
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 952 219
Software - 5 .33%
Akamai Technologies Inc
(d)
3,625 292
ANSYS Inc
(d)
2,130 686
BILL Holdings Inc
(d)
1,848 84
Broadridge Financial Solutions Inc 229 55
CCC Intelligent Solutions Holdings Inc
(d)
11,754 109
Concentrix Corp 1,000 51
Dayforce Inc
(d)
3,149 182
DoubleVerify Holdings Inc
(d)
1,329 18
Doximity Inc
(d)
2,835 161
Dropbox Inc - A Shares
(d)
3,495 100
Electronic Arts Inc 149,406 21,678
Fair Isaac Corp
(d)
87 173
Fidelity National Information Services Inc 624,558 49,265
Fiserv Inc
(d)
9,445 1,743
Guidewire Software Inc
(d)
1,085 222
Informatica Inc
(d)
1,723 32
Jack Henry & Associates Inc 1,737 301
Microsoft Corp 117,924 46,611
MicroStrategy Inc
(d)
5,280 2,007
MSCI Inc 782 426
nCino Inc
(d)
864 20
Nutanix Inc
(d)
4,365 300

Schedule of Investments
LargeCap Value Fund III
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Oracle Corp 217,814 $ 30,651
Paychex Inc 5,060 744
Paycom Software Inc 423 96
Playtika Holding Corp 1,928 10
PTC Inc
(d)
1,088 169
Roper Technologies Inc 2,605 1,459
Salesforce Inc 92,900 24,963
SentinelOne Inc
(d)
5,787 107
SS&C Technologies Holdings Inc 5,290 400
Take-Two Interactive Software Inc
(d)
4,201 980
Twilio Inc
(d)
2,984 289
Tyler Technologies Inc
(d)
156 85
UiPath Inc
(d)
1,506 18
Unity Software Inc
(d)
4,158 88
Zoom Communications Inc
(d)
6,435 499
ZoomInfo Technologies Inc
(d)
6,414 55
$ 185,129
Telecommunications - 1 .48%
AT&T Inc 175,242 4,854
Ciena Corp
(d)
3,563 239
Cisco Systems Inc 97,355 5,620
Corning Inc 18,657 828
Frontier Communications Parent Inc
(d)
5,839 212
Iridium Communications Inc 2,294 55
Juniper Networks Inc 7,996 291
Motorola Solutions Inc 2,108 928
T-Mobile US Inc 137,617 33,984
Ubiquiti Inc 63 21
Verizon Communications Inc 102,786 4,529
$ 51,561
Toys, Games & Hobbies - 0 .00%
Hasbro Inc 378 23
Mattel Inc
(d)
7,936 126
$ 149
Transportation - 1 .85%
CH Robinson Worldwide Inc 2,821 252
CSX Corp 47,104 1,322
Expeditors International of Washington Inc 2,916 320
FedEx Corp 5,404 1,137
JB Hunt Transport Services Inc 151,617 19,798
Kirby Corp
(d)
1,389 134
Knight-Swift Transportation Holdings Inc 3,638 143
Landstar System Inc 858 115
Norfolk Southern Corp 5,512 1,235
Ryder System Inc 994 137
Saia Inc
(d)
248 61
Schneider National Inc 1,226 26
Union Pacific Corp 176,174 37,993
United Parcel Service Inc 17,838 1,700
$ 64,373
Water - 0 .03%
American Water Works Co Inc 4,794 705
Essential Utilities Inc 6,115 251
$ 956
TOTAL COMMON STOCKS $ 3,271,926
Total Investments $ 3,482,056
Other Assets and Liabilities -  (0.22)% (7,651)
TOTAL NET ASSETS - 100.00% $ 3,474,405
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $846 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $818 or 0.02% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Value Fund III
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 90,344 $ 754,250 $ 736,713 $ 107,881
$ 90,344 $ 754,250 $ 736,713 $ 107,881
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 2,072 $ — $ — $ —
$ 2,072 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2025 Long 185 $ 51,680 $ 1,007
Total $ 1,007
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Money Market Funds - 0 .01%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
403,548 $ 404
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
3,333,955 3,334
$ 3,738
TOTAL INVESTMENT COMPANIES $ 3,738
COMMON STOCKS - 99 .90 % Shares Held Value (000's)
Aerospace & Defense - 10 .02%
HEICO Corp - Class A 7,037,133 $ 1,413,971
TransDigm Group Inc 1,090,248 1,540,597
$ 2,954,568
Building Materials - 6 .51%
Martin Marietta Materials Inc 1,458,046 763,987
Vulcan Materials Co 4,408,565 1,156,499
$ 1,920,486
Chemicals - 1 .43%
Air Products and Chemicals Inc 851,689 230,884
Perimeter Solutions Inc
(c),(d)
8,056,257 81,610
Sherwin-Williams Co/The 309,174 109,114
$ 421,608
Commercial Services - 1 .54%
Moody's Corp 195,617 88,638
Toast Inc
(d)
4,249,838 151,209
Verisk Analytics Inc 726,240 215,280
$ 455,127
Computers - 1 .81%
Gartner Inc
(d)
1,268,146 533,991
Distribution & Wholesale - 6 .26%
Copart Inc
(d)
24,510,861 1,495,898
Fastenal Co 4,338,208 351,265
$ 1,847,163
Diversified Financial Services - 3 .33%
Ares Management Corp 2,608,750 397,913
Brookfield Asset Management Ltd 4,911,103 261,909
Brookfield Wealth Solutions Ltd
(d),(e)
156,328 8,388
LPL Financial Holdings Inc 987,045 315,647
$ 983,857
Electric - 3 .38%
Brookfield Infrastructure Partners LP 25,058,456 752,004
Brookfield Renewable Corp 2,480,242 70,588
Brookfield Renewable Partners LP 7,549,017 173,929
$ 996,521
Electrical Components & Equipment - 0 .72%
AMETEK Inc 1,258,117 213,351
Electronics - 0 .82%
Mettler-Toledo International Inc
(d)
225,854 241,792
Entertainment - 3 .17%
Liberty Media Corp-Liberty Live - A Shares
(d)
21,874 1,531
Liberty Media Corp-Liberty Live - C Shares
(d)
157,552 11,266
Live Nation Entertainment Inc
(d)
5,714,072 756,829
Vail Resorts Inc 1,196,643 166,573
$ 936,199
Environmental Control - 1 .19%
Veralto Corp 605,003 58,020
Waste Connections Inc 1,478,688 292,233
$ 350,253
Healthcare - Products - 1 .41%
IDEXX Laboratories Inc
(d)
568,615 246,011
Waters Corp
(d)
492,482 171,251
$ 417,262
Home Builders - 1 .89%
Lennar Corp - A Shares 2,107,882 228,937
Lennar Corp - B Shares 38,636 3,994
NVR Inc
(d)
45,507 324,271
$ 557,202
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 11 .55%
Arch Capital Group Ltd 5,796,560 $ 525,632
Arthur J Gallagher & Co 1,119,818 359,114
Brown & Brown Inc 9,486,637 1,049,222
Markel Group Inc
(d)
411,265 747,927
Progressive Corp/The 1,138,297 320,704
Ryan Specialty Holdings Inc 2,343,043 153,493
W R Berkley Corp 3,488,575 250,096
$ 3,406,188
Internet - 0 .41%
VeriSign Inc 7,218 2,036
Wix.com Ltd
(d)
706,664 119,843
$ 121,879
Lodging - 5 .18%
Hilton Worldwide Holdings Inc 5,700,641 1,285,381
Hyatt Hotels Corp 2,163,511 243,784
$ 1,529,165
Machinery - Diversified - 0 .41%
Graco Inc 1,486,505 121,314
Media - 1 .79%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
505,651 40,730
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,498,162 487,522
$ 528,252
Private Equity - 8 .81%
Brookfield Corp 27,843,947 1,494,385
KKR & Co Inc 9,668,671 1,104,839
$ 2,599,224
Real Estate - 5 .32%
CBRE Group Inc
(d)
6,189,731 756,261
CoStar Group Inc
(d)
10,945,165 811,803
Seaport Entertainment Group Inc
(d),(e)
16,812 322
$ 1,568,386
REITs - 0 .09%
Millrose Properties Inc 1,020,102 25,543
Retail - 8 .74%
CarMax Inc
(d)
3,874,474 250,562
Domino's Pizza Inc 1,189,822 583,453
Floor & Decor Holdings Inc
(d)
2,368,217 169,185
O'Reilly Automotive Inc
(d)
988,655 1,399,145
Ross Stores Inc 1,264,337 175,743
$ 2,578,088
Semiconductors - 0 .94%
Entegris Inc 3,504,905 277,308
Software - 13 .18%
ANSYS Inc
(d)
347,962 112,002
Appfolio Inc
(d)
405,481 83,740
CCC Intelligent Solutions Holdings Inc
(d)
20,804,380 192,649
Constellation Software Inc/Canada 166,481 599,194
Constellation Software Inc/Canada - Warrants
(d),(f)
143,533 —
Fair Isaac Corp
(d)
224,388 446,460
Jack Henry & Associates Inc 191,711 33,249
Lumine Group Inc
(d)
329,031 10,674
MSCI Inc 1,018,451 555,168
Procore Technologies Inc
(d)
2,132,580 136,677
Roper Technologies Inc 1,270,285 711,461
Tyler Technologies Inc
(d)
896,442 487,037
Veeva Systems Inc
(d)
2,223,466 519,602
$ 3,887,913
TOTAL COMMON STOCKS $ 29,472,640
Total Investments $ 29,476,378
Other Assets and Liabilities -  0.09% 25,227
TOTAL NET ASSETS - 100.00% $ 29,501,605

Schedule of Investments
MidCap Fund
April 30, 2025 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,734 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,671 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases
(*)
Sales
(*)
April 30, 2025
Value Cost Proceeds Value
Perimeter Solutions Inc $ — $ 85,201 $ (1) $ 81,610
Perimeter Solutions SA 105,909 8,651 93,853 —
Principal Government Money Market Fund - Class R-6 4.19% 28,530 1,715,868 1,741,064 3,334
$ 134,439 $ 1,809,720 $ 1,834,916 $ 84,944
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions Inc $ — $ — $ — $ (3,592)
Perimeter Solutions SA — — — (20,707)
Principal Government Money Market Fund - Class R-6 4.19% 562 — — —
$ 562 $ — $ — $ (24,299)
Amounts in thousands.
(*) Perimeter Solutions Inc was involved in a cusip and name change effective 11/21/24.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .86 % Shares Held Value (000's)
Money Market Funds - 3 .86%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
1,675,109 $ 1,675
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(c)
4,887,078 4,887
$ 6,562
TOTAL INVESTMENT COMPANIES $ 6,562
COMMON STOCKS - 96 .05 % Shares Held Value (000's)
Advertising - 0 .86%
Trade Desk Inc/The
(d)
27,345 $ 1,467
Apparel - 1 .55%
Deckers Outdoor Corp
(d)
23,711 2,628
Biotechnology - 3 .01%
Alnylam Pharmaceuticals Inc
(d)
8,461 2,227
Guardant Health Inc
(d)
60,973 2,880
$ 5,107
Building Materials - 3 .19%
Johnson Controls International plc 64,532 5,414
Commercial Services - 2 .29%
Paylocity Holding Corp
(d)
11,725 2,252
United Rentals Inc 2,576 1,627
$ 3,879
Distribution & Wholesale - 2 .14%
Fastenal Co 44,941 3,639
Diversified Financial Services - 11 .40%
Ameriprise Financial Inc 5,643 2,658
Evercore Inc - Class A 18,816 3,863
Interactive Brokers Group Inc - A Shares 26,135 4,491
Invesco Ltd 192,036 2,675
Rocket Cos Inc
(e)
128,186 1,655
Tradeweb Markets Inc 29,062 4,019
$ 19,361
Electronics - 1 .76%
Trimble Inc
(d)
48,133 2,991
Engineering & Construction - 0 .97%
Jacobs Solutions Inc 13,321 1,649
Entertainment - 3 .62%
DraftKings Inc
(d)
44,657 1,487
TKO Group Holdings Inc 28,544 4,650
$ 6,137
Healthcare - Products - 3 .00%
Natera Inc
(d)
12,529 1,891
Penumbra Inc
(d)
5,475 1,603
Repligen Corp
(d)
11,580 1,598
$ 5,092
Home Furnishings - 1 .15%
Somnigroup International Inc 31,921 1,949
Insurance - 1 .60%
Fidelity National Financial Inc 42,363 2,713
Internet - 5 .50%
Chewy Inc
(d)
60,150 2,256
DoorDash Inc - Class A
(d)
19,354 3,733
Sea Ltd ADR
(d)
24,910 3,339
$ 9,328
Leisure Products & Services - 1 .01%
Norwegian Cruise Line Holdings Ltd
(d)
106,351 1,705
Machinery - Construction & Mining - 1 .51%
GE Vernova Inc 6,931 2,570
Machinery - Diversified - 1 .66%
Rockwell Automation Inc 11,381 2,819
Miscellaneous Manufacturers - 1 .18%
Axon Enterprise Inc
(d)
3,267 2,004
Oil & Gas - 4 .11%
Expand Energy Corp 49,702 5,164
Matador Resources Co 45,927 1,816
$ 6,980
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 0 .96%
Dexcom Inc
(d)
22,910 $ 1,635
Private Equity - 2 .47%
KKR & Co Inc 36,757 4,200
Real Estate - 2 .16%
Jones Lang LaSalle Inc
(d)
16,142 3,671
Retail - 6 .03%
BJ's Wholesale Club Holdings Inc
(d)
37,136 4,366
Cava Group Inc
(d)
34,379 3,178
Dick's Sporting Goods Inc 14,341 2,692
$ 10,236
Semiconductors - 0 .94%
Lattice Semiconductor Corp
(d)
32,438 1,587
Software - 29 .46%
AppLovin Corp
(d)
15,355 4,135
Atlassian Corp
(d)
12,895 2,944
Confluent Inc
(d)
91,239 2,172
Datadog Inc
(d)
18,035 1,842
Dayforce Inc
(d)
27,136 1,570
Fair Isaac Corp
(d)
1,245 2,477
HubSpot Inc
(d)
5,800 3,547
MicroStrategy Inc
(d)
11,885 4,518
Palantir Technologies Inc
(d)
82,976 9,828
ROBLOX Corp
(d)
43,619 2,925
Snowflake Inc - Class A
(d)
20,887 3,331
Twilio Inc
(d)
35,415 3,425
Veeva Systems Inc
(d)
16,649 3,891
Zoom Communications Inc
(d)
43,973 3,410
$ 50,015
Transportation - 2 .52%
Knight-Swift Transportation Holdings Inc 52,488 2,056
XPO Inc
(d)
20,969 2,225
$ 4,281
TOTAL COMMON STOCKS $ 163,057
Total Investments $ 169,619
Other Assets and Liabilities -  0.09% 152
TOTAL NET ASSETS - 100.00% $ 169,771
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,675 or
0.99% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,638 or 0.97% of net assets.

Schedule of Investments
MidCap Growth Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 4,872 $ 90,034 $ 90,019 $ 4,887
$ 4,872 $ 90,034 $ 90,019 $ 4,887
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 142 $ — $ — $ —
$ 142 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .67 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .28%
iShares Russell Mid-Cap Growth ETF 5,300 $ 643
Money Market Funds - 2 .39%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
215,944 216
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(c)
5,220,318 5,220
$ 5,436
TOTAL INVESTMENT COMPANIES $ 6,079
COMMON STOCKS - 97 .24 % Shares Held Value (000's)
Advertising - 0 .29%
Trade Desk Inc/The
(d)
12,274 $ 658
Aerospace & Defense - 1 .31%
HEICO Corp
(e)
7,393 1,854
HEICO Corp - Class A 869 175
Howmet Aerospace Inc 260 36
Loar Holdings Inc
(d)
338 32
Spirit AeroSystems Holdings Inc
(d)
177 6
Standardaero Inc
(d)
32,841 887
$ 2,990
Airlines - 0 .00%
American Airlines Group Inc
(d)
573 6
Apparel - 0 .49%
Crocs Inc
(d)
110 10
Deckers Outdoor Corp
(d)
9,931 1,101
Skechers USA Inc
(d)
140 7
$ 1,118
Automobile Manufacturers - 0 .31%
Cummins Inc 2,374 698
Banks - 0 .19%
NU Holdings Ltd/Cayman Islands
(d)
34,670 431
Popular Inc 77 7
$ 438
Beverages - 0 .43%
Boston Beer Co Inc/The
(d)
20 5
Celsius Holdings Inc
(d)
27,575 964
$ 969
Biotechnology - 1 .78%
Alnylam Pharmaceuticals Inc
(d)
4,598 1,210
Apellis Pharmaceuticals Inc
(d)
1,136 22
Corteva Inc 15,557 964
Exelixis Inc
(d)
2,505 98
Illumina Inc
(d)
16,706 1,296
Incyte Corp
(d)
114 7
Ionis Pharmaceuticals Inc
(d)
1,559 48
Sarepta Therapeutics Inc
(d)
5,600 350
Ultragenyx Pharmaceutical Inc
(d)
949 37
Viking Therapeutics Inc
(d)
1,134 33
$ 4,065
Building Materials - 3 .00%
AAON Inc 15,926 1,454
Armstrong World Industries Inc 155 22
AZEK Co Inc/The
(d)
1,061 53
Builders FirstSource Inc
(d)
117 14
Eagle Materials Inc 269 61
Lennox International Inc 3,846 2,103
Louisiana-Pacific Corp 466 40
Martin Marietta Materials Inc 2,941 1,541
Simpson Manufacturing Co Inc 49 7
Trex Co Inc
(d)
25,021 1,447
Vulcan Materials Co 365 96
$ 6,838
Chemicals - 0 .02%
Celanese Corp 314 14
Chemours Co/The 148 2
RPM International Inc 303 32
$ 48
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 8 .53%
Avis Budget Group Inc
(d)
80 $ 7
Block Inc
(d)
14,078 823
Booz Allen Hamilton Holding Corp 7,878 946
Bright Horizons Family Solutions Inc
(d)
93 12
Corpay Inc
(d)
6,185 2,013
Equifax Inc 9,269 2,411
Grand Canyon Education Inc
(d)
98 17
H&R Block Inc 284 17
MarketAxess Holdings Inc 9,079 2,012
Moody's Corp 2,317 1,050
Morningstar Inc 285 81
Paylocity Holding Corp
(d)
464 89
Quanta Services Inc 4,297 1,258
RB Global Inc 26,996 2,718
Rollins Inc 41,325 2,361
Shift4 Payments Inc
(d)
34,127 2,791
Toast Inc
(d)
4,950 176
TransUnion 119 10
U-Haul Holding Co
(d),(e)
45 3
U-Haul Holding Co - Non Voting Shares 463 25
United Rentals Inc 169 107
Valvoline Inc
(d)
1,366 47
Verisk Analytics Inc 1,507 447
WEX Inc
(d)
45 6
WillScot Holdings Corp 595 15
$ 19,442
Computers - 3 .43%
Crowdstrike Holdings Inc
(d)
2,301 987
EPAM Systems Inc
(d)
9,295 1,459
Gartner Inc
(d)
7,382 3,108
Globant SA
(d)
12,648 1,487
HP Inc 2,423 62
KBR Inc 139 7
NetApp Inc 972 87
Okta Inc
(d)
774 87
Pure Storage Inc
(d)
2,862 130
Super Micro Computer Inc
(d)
5,300 169
Zscaler Inc
(d)
996 225
$ 7,808
Consumer Products - 0 .11%
Avery Dennison Corp 322 55
Clorox Co/The 1,327 189
$ 244
Cosmetics & Personal Care - 0 .02%
elf Beauty Inc
(d)
573 35
Distribution & Wholesale - 2 .99%
Copart Inc
(d)
36,405 2,222
Core & Main Inc
(d)
20,302 1,069
Fastenal Co 36,603 2,964
Pool Corp 398 116
SiteOne Landscape Supply Inc
(d)
172 20
WW Grainger Inc 404 414
$ 6,805
Diversified Financial Services - 4 .76%
Ally Financial Inc 422 14
Ameriprise Financial Inc 937 441
Ares Management Corp 20,344 3,103
Blue Owl Capital Inc 5,596 104
Coinbase Global Inc
(d)
6,169 1,252
Credit Acceptance Corp
(d),(e)
54 26
Houlihan Lokey Inc 9,011 1,460
Jefferies Financial Group Inc 525 24
Lazard Inc 1,095 43
LPL Financial Holdings Inc 7,353 2,352
Raymond James Financial Inc 13,990 1,917
SoFi Technologies Inc
(d)
1,752 22
TPG Inc 226 10
Tradeweb Markets Inc 490 68
UWM Holdings Corp 787 4

Schedule of Investments
MidCap Growth Fund III
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Western Union Co/The 723 $ 7
XP Inc 501 8
$ 10,855
Electric - 0 .92%
NRG Energy Inc 881 96
Vistra Corp 15,463 2,005
$ 2,101
Electrical Components & Equipment - 0 .03%
Generac Holdings Inc
(d)
300 35
Universal Display Corp 249 31
$ 66
Electronics - 0 .22%
Ingram Micro Holding Corp 51 1
Jabil Inc 94 14
Trimble Inc
(d)
7,736 480
$ 495
Energy - Alternate Sources - 0 .03%
Enphase Energy Inc
(d)
1,410 63
Engineering & Construction - 0 .10%
Comfort Systems USA Inc 375 149
EMCOR Group Inc 192 77
TopBuild Corp
(d)
25 7
$ 233
Entertainment - 3 .27%
Churchill Downs Inc 23,420 2,117
DraftKings Inc
(d)
92,063 3,064
Light & Wonder Inc
(d)
947 81
Live Nation Entertainment Inc
(d)
15,987 2,118
Madison Square Garden Sports Corp
(d)
18 4
TKO Group Holdings Inc 113 18
Vail Resorts Inc 335 47
$ 7,449
Environmental Control - 1 .03%
Tetra Tech Inc 611 19
Veralto Corp 1,189 114
Waste Connections Inc 11,147 2,203
$ 2,336
Food - 0 .63%
Hershey Co/The 215 36
Lamb Weston Holdings Inc 21,642 1,143
Performance Food Group Co
(d)
228 18
Pilgrim's Pride Corp 52 3
Sysco Corp 3,265 233
$ 1,433
Hand & Machine Tools - 0 .11%
Lincoln Electric Holdings Inc 1,482 261
Healthcare - Products - 6 .81%
10X Genomics Inc
(d)
756 6
Align Technology Inc
(d)
1,556 270
Bio-Techne Corp 17,000 856
Bruker Corp 738 30
Exact Sciences Corp
(d)
769 35
GE HealthCare Technologies Inc 455 32
IDEXX Laboratories Inc
(d)
2,217 960
Inspire Medical Systems Inc
(d)
3,558 563
Insulet Corp
(d)
12,464 3,144
Masimo Corp
(d)
241 39
Natera Inc
(d)
11,598 1,751
Penumbra Inc
(d)
8,542 2,501
Repligen Corp
(d)
13,657 1,885
ResMed Inc 7,867 1,861
Waters Corp
(d)
384 134
West Pharmaceutical Services Inc 6,909 1,459
$ 15,526
Healthcare - Services - 0 .38%
Chemed Corp 17 10
DaVita Inc
(d)
504 71
Encompass Health Corp 4,586 537
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Fortrea Holdings Inc
(d)
120 $ 1
IQVIA Holdings Inc
(d)
216 33
Medpace Holdings Inc
(d)
272 84
Molina Healthcare Inc
(d)
382 125
$ 861
Home Furnishings - 0 .05%
SharkNinja Inc
(d)
141 11
Somnigroup International Inc 1,795 110
$ 121
Insurance - 1 .68%
Allstate Corp/The 438 87
Arthur J Gallagher & Co 180 58
Brown & Brown Inc 1,124 124
Equitable Holdings Inc 41,501 2,052
Everest Group Ltd 74 27
Kinsale Capital Group Inc 234 102
Markel Group Inc
(d)
32 58
RLI Corp 61 4
Ryan Specialty Holdings Inc 20,004 1,311
$ 3,823
Internet - 2 .76%
CDW Corp/DE 14,240 2,286
Chewy Inc
(d)
31,717 1,189
Coupang Inc
(d)
12,386 290
DoorDash Inc - Class A
(d)
5,262 1,015
Etsy Inc
(d)
777 34
Expedia Group Inc 1,308 205
GoDaddy Inc
(d)
1,496 282
Lyft Inc
(d)
2,709 34
Pinterest Inc
(d)
35,667 903
Roku Inc
(d)
203 14
TripAdvisor Inc
(d)
77 1
Trump Media & Technology Group Corp
(d)
542 13
VeriSign Inc 58 16
$ 6,282
Iron & Steel - 0 .23%
Carpenter Technology Corp 2,639 516
Cleveland-Cliffs Inc
(d)
1,687 14
$ 530
Leisure Products & Services - 1 .00%
Norwegian Cruise Line Holdings Ltd
(d)
4,689 75
Planet Fitness Inc
(d)
489 46
Royal Caribbean Cruises Ltd 10,030 2,156
YETI Holdings Inc
(d)
272 8
$ 2,285
Lodging - 0 .88%
Choice Hotels International Inc 245 31
Hilton Worldwide Holdings Inc 1,314 296
Hyatt Hotels Corp 5,455 615
Las Vegas Sands Corp 3,727 137
Wyndham Hotels & Resorts Inc 80 7
Wynn Resorts Ltd 11,515 924
$ 2,010
Machinery - Construction & Mining - 2 .27%
BWX Technologies Inc 17,541 1,914
GE Vernova Inc 2,278 845
Vertiv Holdings Co 28,247 2,411
$ 5,170
Machinery - Diversified - 1 .97%
Cognex Corp 124 3
Graco Inc 22,544 1,840
Rockwell Automation Inc 111 28
Westinghouse Air Brake Technologies Corp 14,210 2,625
$ 4,496
Media - 0 .08%
FactSet Research Systems Inc 143 62
Liberty Broadband Corp - A Shares
(d)
49 4
Liberty Broadband Corp - C Shares
(d)
285 26

Schedule of Investments
MidCap Growth Fund III
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
101 $ 8
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
798 71
Nexstar Media Group Inc 122 18
$ 189
Metal Fabrication & Hardware - 0 .01%
Advanced Drainage Systems Inc 280 32
Miscellaneous Manufacturers - 1 .58%
Axon Enterprise Inc
(d)
4,616 2,831
Carlisle Cos Inc 65 24
ITT Inc 5,516 756
$ 3,611
Office & Business Equipment - 0 .64%
Zebra Technologies Corp
(d)
5,779 1,447
Oil & Gas - 1 .84%
Antero Resources Corp
(d)
27,226 948
Civitas Resources Inc 284 8
Diamondback Energy Inc 12,317 1,626
EQT Corp 388 19
Hess Corp 1,933 250
Matador Resources Co 108 4
Permian Resources Corp 87,035 1,027
Texas Pacific Land Corp 201 259
Viper Energy Inc 393 16
Weatherford International PLC 772 32
$ 4,189
Oil & Gas Services - 0 .53%
Baker Hughes Co 34,239 1,212
Packaging & Containers - 0 .00%
Sealed Air Corp 105 3
Pharmaceuticals - 4 .45%
BellRing Brands Inc
(d)
21,134 1,630
Cardinal Health Inc 1,548 219
Cencora Inc 13,341 3,904
Dexcom Inc
(d)
48,216 3,442
Neurocrine Biosciences Inc
(d)
8,844 953
$ 10,148
Pipelines - 0 .31%
Antero Midstream Corp 1,363 23
Cheniere Energy Inc 1,222 282
New Fortress Energy Inc 541 3
Targa Resources Corp 2,315 396
$ 704
Real Estate - 1 .04%
CoStar Group Inc
(d)
28,238 2,094
Jones Lang LaSalle Inc
(d)
1,190 271
$ 2,365
REITs - 0 .42%
EastGroup Properties Inc 3,916 640
Iron Mountain Inc 1,777 159
Lamar Advertising Co 231 26
Simon Property Group Inc 887 140
$ 965
Retail - 10 .05%
BJ's Wholesale Club Holdings Inc
(d)
17,651 2,075
Burlington Stores Inc
(d)
9,138 2,057
CarMax Inc
(d)
130 8
Carvana Co
(d)
2,884 705
Casey's General Stores Inc 9,818 4,541
Cava Group Inc
(d)
5,911 547
Darden Restaurants Inc 661 133
Dick's Sporting Goods Inc 54 10
Domino's Pizza Inc 129 63
Dutch Bros Inc
(d)
41,426 2,475
Ferguson Enterprises Inc 14,072 2,387
Five Below Inc
(d)
461 35
Floor & Decor Holdings Inc
(d)
21,987 1,571
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Freshpet Inc
(d)
6,163 $ 454
Murphy USA Inc 195 97
RH
(d)
36 7
Ross Stores Inc 14,418 2,004
Texas Roadhouse Inc 11,422 1,895
Tractor Supply Co 5,711 289
Ulta Beauty Inc
(d)
428 169
Wendy's Co/The 909 11
Williams-Sonoma Inc 772 119
Wingstop Inc 4,053 1,070
Yum! Brands Inc 1,158 174
$ 22,896
Semiconductors - 2 .78%
Astera Labs Inc
(d)
66 4
Entegris Inc 12,127 959
Lattice Semiconductor Corp
(d)
1,262 62
Marvell Technology Inc 17,364 1,014
Microchip Technology Inc 19,553 901
MKS Instruments Inc 48 4
Monolithic Power Systems Inc 4,802 2,848
Onto Innovation Inc
(d)
140 17
Teradyne Inc 7,034 522
$ 6,331
Software - 20 .52%
Appfolio Inc
(d)
242 50
AppLovin Corp
(d)
11,810 3,181
Bentley Systems Inc 1,500 65
BILL Holdings Inc
(d)
269 12
Broadridge Financial Solutions Inc 12,502 3,030
Cloudflare Inc
(d)
14,519 1,753
Confluent Inc
(d)
2,647 63
Datadog Inc
(d)
31,395 3,208
Dayforce Inc
(d)
171 10
Descartes Systems Group Inc/The
(d)
13,491 1,422
Docusign Inc
(d)
2,144 175
DoubleVerify Holdings Inc
(d)
863 11
Doximity Inc
(d)
5,380 306
Dropbox Inc - A Shares
(d)
723 21
Duolingo Inc
(d)
401 156
Dynatrace Inc
(d)
23,420 1,100
Elastic NV
(d)
931 80
Fair Isaac Corp
(d)
1,156 2,300
Five9 Inc
(d)
789 20
Gitlab Inc
(d)
1,347 63
Guidewire Software Inc
(d)
397 81
HubSpot Inc
(d)
5,963 3,646
Manhattan Associates Inc
(d)
649 115
MicroStrategy Inc
(d)
154 59
MongoDB Inc
(d)
4,399 758
MSCI Inc 5,720 3,118
nCino Inc
(d)
554 13
Nutanix Inc
(d)
17,228 1,183
Palantir Technologies Inc
(d)
60,221 7,131
Paychex Inc 1,236 182
Paycom Software Inc 342 77
Pegasystems Inc 475 44
Procore Technologies Inc
(d)
1,146 74
PTC Inc
(d)
20,677 3,204
RingCentral Inc
(d)
846 22
ROBLOX Corp
(d)
5,619 377
SentinelOne Inc
(d)
489 9
Take-Two Interactive Software Inc
(d)
4,447 1,038
Teradata Corp
(d)
1,012 22
Twilio Inc
(d)
323 31
Tyler Technologies Inc
(d)
7,496 4,072
UiPath Inc
(d)
3,868 46
Unity Software Inc
(d)
1,445 31
Veeva Systems Inc
(d)
13,288 3,105

Schedule of Investments
MidCap Growth Fund III
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Zoom Communications Inc
(d)
16,752 $ 1,299
$ 46,763
Telecommunications - 0 .00%
Iridium Communications Inc 123 3
Ubiquiti Inc 23 7
$ 10
Toys, Games & Hobbies - 0 .04%
Hasbro Inc 1,301 81
Transportation - 0 .92%
Expeditors International of Washington Inc 242 26
Old Dominion Freight Line Inc 7,615 1,167
Saia Inc
(d)
165 40
XPO Inc
(d)
8,060 856
$ 2,089
TOTAL COMMON STOCKS $ 221,593
Total Investments $ 227,672
Other Assets and Liabilities -  0.09% 195
TOTAL NET ASSETS - 100.00% $ 227,867
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $216 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $212 or 0.09% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 5,823 $ 75,066 $ 75,669 $ 5,220
$ 5,823 $ 75,066 $ 75,669 $ 5,220
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 125 $ — $ — $ —
$ 125 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2025 Long 7 $ 2,000 $ 54
Total $ 54
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .02 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .33%
iShares Core S&P Mid-Cap ETF 67,600 $ 3,847
Money Market Funds - 3 .69%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
42,711,548 42,712
TOTAL INVESTMENT COMPANIES $ 46,559
COMMON STOCKS - 96 .51 % Shares Held Value (000's)
Aerospace & Defense - 0 .61%
Curtiss-Wright Corp 15,676 $ 5,406
Hexcel Corp 33,773 1,637
$ 7,043
Agriculture - 0 .18%
Darling Ingredients Inc
(c)
66,209 2,131
Airlines - 0 .43%
Alaska Air Group Inc
(c)
51,236 2,268
American Airlines Group Inc
(c)
273,735 2,724
$ 4,992
Apparel - 0 .90%
Capri Holdings Ltd
(c)
49,084 738
Columbia Sportswear Co 13,333 829
Crocs Inc
(c)
23,337 2,250
PVH Corp 23,158 1,597
Skechers USA Inc
(c)
54,779 2,631
Under Armour Inc - Class A
(c)
78,604 450
Under Armour Inc - Class C
(c)
53,320 290
VF Corp 137,847 1,638
$ 10,423
Automobile Parts & Equipment - 0 .77%
Autoliv Inc 29,764 2,775
Gentex Corp 94,676 2,062
Goodyear Tire & Rubber Co/The
(c)
118,630 1,291
Lear Corp 22,330 1,915
Visteon Corp
(c)
11,497 910
$ 8,953
Banks - 6 .17%
Associated Banc-Corp 68,244 1,506
Bank OZK 43,921 1,871
Cadence Bank 76,401 2,236
Columbia Banking System Inc 87,226 1,956
Comerica Inc 54,704 2,940
Commerce Bancshares Inc/MO 50,819 3,087
Cullen/Frost Bankers Inc 26,740 3,114
East West Bancorp Inc 57,708 4,937
First Financial Bankshares Inc 53,541 1,794
First Horizon Corp 218,136 3,944
FNB Corp/PA 149,703 1,960
Glacier Bancorp Inc 47,207 1,924
Hancock Whitney Corp 35,825 1,866
Home BancShares Inc/AR 76,963 2,136
International Bancshares Corp 22,268 1,359
Old National Bancorp/IN 132,788 2,734
Pinnacle Financial Partners Inc 31,857 3,193
Prosperity Bancshares Inc 39,661 2,693
SouthState Corp 40,870 3,547
Synovus Financial Corp 58,764 2,546
Texas Capital Bancshares Inc
(c)
19,154 1,305
UMB Financial Corp 28,330 2,679
United Bankshares Inc/WV 59,429 2,038
Valley National Bancorp 197,722 1,700
Webster Financial Corp 71,347 3,375
Western Alliance Bancorp 45,403 3,165
Wintrust Financial Corp 27,680 3,077
Zions Bancorp NA 61,555 2,768
$ 71,450
Beverages - 0 .56%
Boston Beer Co Inc/The
(c)
3,582 880
Celsius Holdings Inc
(c)
65,553 2,292
Coca-Cola Consolidated Inc 2,454 3,327
$ 6,499
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 2 .78%
BioMarin Pharmaceutical Inc
(c)
79,337 $ 5,053
Bio-Rad Laboratories Inc
(c)
8,022 1,958
Cytokinetics Inc
(c)
49,128 2,105
Exelixis Inc
(c)
116,512 4,561
Halozyme Therapeutics Inc
(c)
52,962 3,253
Illumina Inc
(c)
65,938 5,117
Roivant Sciences Ltd
(c)
175,255 2,036
Sarepta Therapeutics Inc
(c)
39,763 2,481
United Therapeutics Corp
(c)
18,584 5,633
$ 32,197
Building Materials - 2 .24%
AAON Inc 28,084 2,563
Eagle Materials Inc 13,857 3,137
Fortune Brands Innovations Inc 51,712 2,783
Knife River Corp
(c)
23,566 2,201
Louisiana-Pacific Corp 26,022 2,246
Owens Corning 35,710 5,193
Simpson Manufacturing Co Inc 17,552 2,697
Trex Co Inc
(c)
44,602 2,579
UFP Industries Inc 25,278 2,499
$ 25,898
Chemicals - 1 .47%
Ashland Inc 19,643 1,068
Avient Corp 38,034 1,267
Axalta Coating Systems Ltd
(c)
90,809 2,951
Cabot Corp 22,573 1,773
NewMarket Corp 3,172 1,952
Olin Corp 48,163 1,041
RPM International Inc 53,520 5,713
Westlake Corp 13,930 1,288
$ 17,053
Commercial Services - 3 .95%
Aramark 110,359 3,689
Avis Budget Group Inc
(c)
7,022 650
Brink's Co/The 18,168 1,621
Euronet Worldwide Inc
(c)
17,190 1,704
FTI Consulting Inc
(c)
14,704 2,445
Graham Holdings Co 1,402 1,290
Grand Canyon Education Inc
(c)
11,965 2,134
GXO Logistics Inc
(c)
49,743 1,803
H&R Block Inc 55,720 3,364
Insperity Inc 14,723 957
ManpowerGroup Inc 19,538 841
Morningstar Inc 11,246 3,202
Paylocity Holding Corp
(c)
18,146 3,486
RB Global Inc 76,769 7,731
Service Corp International/US 60,032 4,797
Shift4 Payments Inc
(c)
28,583 2,338
Valvoline Inc
(c)
52,911 1,813
WEX Inc
(c)
14,538 1,895
$ 45,760
Computers - 3 .56%
ASGN Inc
(c)
18,400 927
CACI International Inc
(c)
9,334 4,274
Crane NXT Co 20,470 960
ExlService Holdings Inc
(c)
66,972 3,247
Genpact Ltd 66,893 3,362
KBR Inc 55,466 2,929
Kyndryl Holdings Inc
(c)
96,867 3,140
Lumentum Holdings Inc
(c)
28,806 1,701
Maximus Inc 23,563 1,578
Okta Inc
(c)
67,840 7,609
Parsons Corp
(c)
19,450 1,300
Pure Storage Inc
(c)
129,017 5,852
Qualys Inc
(c)
15,231 1,915
Science Applications International Corp 20,350 2,463
$ 41,257

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .32%
Coty Inc
(c)
152,459 $ 770
elf Beauty Inc
(c)
23,477 1,452
Perrigo Co PLC 56,792 1,461
$ 3,683
Distribution & Wholesale - 1 .20%
Core & Main Inc
(c)
79,175 4,171
Watsco Inc 14,499 6,667
WESCO International Inc 18,484 3,012
$ 13,850
Diversified Financial Services - 3 .65%
Affiliated Managers Group Inc 12,181 2,018
Ally Financial Inc 114,415 3,737
Evercore Inc - Class A 14,738 3,026
Federated Hermes Inc 32,435 1,317
Hamilton Lane Inc 18,040 2,787
Houlihan Lokey Inc 22,490 3,645
Interactive Brokers Group Inc - A Shares 45,324 7,789
Janus Henderson Group PLC 52,949 1,758
Jefferies Financial Group Inc 67,776 3,167
SEI Investments Co 40,130 3,142
SLM Corp 87,583 2,532
Stifel Financial Corp 42,531 3,644
Voya Financial Inc 40,053 2,371
Western Union Co/The 140,663 1,394
$ 42,327
Electric - 1 .46%
ALLETE Inc 24,104 1,579
Black Hills Corp 29,813 1,816
IDACORP Inc 22,175 2,619
Northwestern Energy Group Inc 25,529 1,486
OGE Energy Corp 83,651 3,796
Ormat Technologies Inc 23,923 1,737
Portland General Electric Co 45,519 1,917
TXNM Energy Inc 37,548 1,997
$ 16,947
Electrical Components & Equipment - 1 .06%
Acuity Inc 12,763 3,109
Belden Inc 16,764 1,729
EnerSys 16,415 1,422
Littelfuse Inc 10,330 1,883
Novanta Inc
(c)
14,953 1,777
Universal Display Corp 18,374 2,308
$ 12,228
Electronics - 2 .71%
Arrow Electronics Inc
(c)
21,719 2,419
Avnet Inc 36,011 1,692
Coherent Corp
(c)
64,510 4,149
Flex Ltd
(c)
159,482 5,477
NEXTracker Inc
(c)
59,823 2,430
nVent Electric PLC 68,609 3,767
Sensata Technologies Holding PLC 62,261 1,332
TD SYNNEX Corp 31,362 3,475
Vontier Corp 61,903 1,969
Woodward Inc 24,710 4,635
$ 31,345
Engineering & Construction - 2 .59%
AECOM 55,238 5,449
Comfort Systems USA Inc 14,770 5,872
EMCOR Group Inc 19,149 7,673
Exponent Inc 21,132 1,663
Fluor Corp
(c)
71,399 2,491
MasTec Inc
(c)
25,628 3,263
TopBuild Corp
(c)
12,205 3,610
$ 30,021
Entertainment - 0 .92%
Churchill Downs Inc 30,596 2,766
Light & Wonder Inc
(c)
36,760 3,139
Marriott Vacations Worldwide Corp 13,370 733
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Vail Resorts Inc 15,584 $ 2,169
Warner Music Group Corp 60,352 1,838
$ 10,645
Environmental Control - 0 .69%
Clean Harbors Inc
(c)
21,091 4,512
Tetra Tech Inc 111,579 3,480
$ 7,992
Food - 2 .74%
Albertsons Cos Inc 168,831 3,711
Flowers Foods Inc 81,532 1,434
Ingredion Inc 26,852 3,566
Lancaster Colony Corp 8,034 1,308
Performance Food Group Co
(c)
65,029 5,245
Pilgrim's Pride Corp 16,780 916
Post Holdings Inc
(c)
19,047 2,156
Sprouts Farmers Market Inc
(c)
41,624 7,118
US Foods Holding Corp
(c)
95,905 6,297
$ 31,751
Gas - 1 .16%
National Fuel Gas Co 37,695 2,894
New Jersey Resources Corp 41,748 2,043
ONE Gas Inc 23,584 1,852
Southwest Gas Holdings Inc 25,087 1,812
Spire Inc 24,288 1,859
UGI Corp 89,423 2,932
$ 13,392
Hand & Machine Tools - 0 .83%
Lincoln Electric Holdings Inc 23,489 4,139
MSA Safety Inc 16,339 2,572
Regal Rexnord Corp 27,569 2,918
$ 9,629
Healthcare - Products - 2 .33%
Avantor Inc
(c)
283,451 3,682
Bruker Corp 46,069 1,845
DENTSPLY SIRONA Inc 82,749 1,150
Envista Holdings Corp
(c)
71,679 1,153
Globus Medical Inc
(c)
47,346 3,398
Haemonetics Corp
(c)
20,912 1,318
Lantheus Holdings Inc
(c)
28,942 3,020
LivaNova PLC
(c)
22,604 836
Masimo Corp
(c)
18,499 2,978
Penumbra Inc
(c)
15,976 4,678
Repligen Corp
(c)
21,690 2,993
$ 27,051
Healthcare - Services - 2 .29%
Acadia Healthcare Co Inc
(c)
38,667 905
Amedisys Inc
(c)
13,634 1,294
Chemed Corp 6,238 3,627
Encompass Health Corp 41,940 4,907
Ensign Group Inc/The 23,736 3,062
HealthEquity Inc
(c)
36,076 3,092
Medpace Holdings Inc
(c)
10,401 3,208
Sotera Health Co
(c)
63,670 732
Tenet Healthcare Corp
(c)
39,587 5,659
$ 26,486
Home Builders - 0 .85%
KB Home 28,891 1,561
Taylor Morrison Home Corp
(c)
43,075 2,470
Thor Industries Inc 22,154 1,604
Toll Brothers Inc 41,583 4,195
$ 9,830
Home Furnishings - 0 .74%
Dolby Laboratories Inc 25,478 1,956
Somnigroup International Inc 79,604 4,861
Whirlpool Corp 23,054 1,759
$ 8,576
Housewares - 0 .08%
Scotts Miracle-Gro Co/The 17,943 904

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 5 .71%
American Financial Group Inc/OH 30,065 $ 3,808
Brighthouse Financial Inc
(c)
24,408 1,421
CNO Financial Group Inc 42,304 1,605
Equitable Holdings Inc 129,008 6,380
Essent Group Ltd 43,717 2,489
Fidelity National Financial Inc 108,216 6,931
First American Financial Corp 42,878 2,607
Hanover Insurance Group Inc/The 14,999 2,491
Kemper Corp 25,004 1,478
Kinsale Capital Group Inc 9,209 4,008
MGIC Investment Corp 103,427 2,576
Old Republic International Corp 97,107 3,651
Primerica Inc 13,891 3,641
Reinsurance Group of America Inc 27,421 5,136
RenaissanceRe Holdings Ltd 20,504 4,961
RLI Corp 34,715 2,569
Ryan Specialty Holdings Inc 44,290 2,902
Selective Insurance Group Inc 25,311 2,208
Unum Group 68,402 5,312
$ 66,174
Internet - 0 .68%
Chewy Inc
(c)
68,957 2,586
Hims & Hers Health Inc
(c)
79,590 2,634
Maplebear Inc
(c)
67,372 2,688
$ 7,908
Iron & Steel - 1 .87%
ATI Inc
(c)
59,380 3,229
Carpenter Technology Corp 20,793 4,067
Cleveland-Cliffs Inc
(c)
201,509 1,661
Commercial Metals Co 47,308 2,107
Reliance Inc 22,529 6,494
United States Steel Corp 93,735 4,097
$ 21,655
Leisure Products & Services - 0 .64%
Brunswick Corp/DE 27,468 1,265
Harley-Davidson Inc 47,703 1,069
Planet Fitness Inc
(c)
35,042 3,315
Polaris Inc 21,823 741
YETI Holdings Inc
(c)
35,311 1,008
$ 7,398
Lodging - 0 .86%
Boyd Gaming Corp 27,597 1,908
Choice Hotels International Inc 9,300 1,173
Hilton Grand Vacations Inc
(c)
25,829 868
Hyatt Hotels Corp 17,752 2,000
Travel + Leisure Co 28,475 1,251
Wyndham Hotels & Resorts Inc 32,364 2,761
$ 9,961
Machinery - Construction & Mining - 0 .64%
BWX Technologies Inc 38,067 4,154
Oshkosh Corp 27,085 2,268
Terex Corp 27,641 973
$ 7,395
Machinery - Diversified - 3 .20%
AGCO Corp 25,791 2,188
Applied Industrial Technologies Inc 15,976 3,887
Chart Industries Inc
(c)
17,505 2,363
CNH Industrial NV 363,954 4,211
Cognex Corp 70,715 1,930
Crane Co 20,251 3,260
Esab Corp 23,653 2,841
Flowserve Corp 54,689 2,474
Graco Inc 70,290 5,736
Middleby Corp/The
(c)
22,393 2,986
Toro Co/The 41,890 2,860
Watts Water Technologies Inc 11,392 2,367
$ 37,103
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .46%
New York Times Co/The 67,926 $ 3,536
Nexstar Media Group Inc 12,139 1,817
$ 5,353
Metal Fabrication & Hardware - 1 .32%
Advanced Drainage Systems Inc 29,387 3,335
Mueller Industries Inc 47,345 3,483
RBC Bearings Inc
(c)
13,017 4,277
Timken Co/The 26,561 1,707
Valmont Industries Inc 8,340 2,445
$ 15,247
Mining - 0 .66%
Alcoa Corp 107,549 2,638
Royal Gold Inc 27,374 5,002
$ 7,640
Miscellaneous Manufacturers - 1 .55%
Carlisle Cos Inc 18,509 7,024
Donaldson Co Inc 49,714 3,267
Fabrinet
(c)
14,981 3,072
ITT Inc 33,885 4,643
$ 18,006
Oil & Gas - 2 .56%
Antero Resources Corp
(c)
121,767 4,241
Chord Energy Corp 25,448 2,296
Civitas Resources Inc 36,963 1,007
CNX Resources Corp
(c)
61,961 1,824
HF Sinclair Corp 66,575 2,002
Matador Resources Co 48,304 1,910
Murphy Oil Corp 57,069 1,172
Ovintiv Inc 108,369 3,639
PBF Energy Inc 40,802 701
Permian Resources Corp 266,293 3,142
Range Resources Corp 100,453 3,408
Valaris Ltd
(c)
27,236 880
Viper Energy Inc 54,663 2,205
Weatherford International PLC 30,324 1,255
$ 29,682
Oil & Gas Services - 0 .32%
ChampionX Corp 79,427 1,917
NOV Inc 158,532 1,840
$ 3,757
Packaging & Containers - 1 .66%
Amcor PLC 349,494 3,215
AptarGroup Inc 27,681 4,151
Crown Holdings Inc 48,731 4,694
Graphic Packaging Holding Co 124,974 3,163
Greif Inc - Class A 10,760 565
Silgan Holdings Inc 33,787 1,745
Sonoco Products Co 40,903 1,677
$ 19,210
Pharmaceuticals - 1 .19%
BellRing Brands Inc
(c)
53,402 4,120
Jazz Pharmaceuticals PLC
(c)
25,166 2,943
Neurocrine Biosciences Inc
(c)
41,506 4,470
Option Care Health Inc
(c)
70,844 2,289
$ 13,822
Pipelines - 0 .55%
Antero Midstream Corp 139,466 2,308
DT Midstream Inc 42,179 4,100
$ 6,408
Private Equity - 0 .29%
Carlyle Group Inc/The 87,849 3,394
Real Estate - 0 .39%
Jones Lang LaSalle Inc
(c)
19,750 4,491
REITs - 7 .23%
Agree Realty Corp 44,556 3,458
American Homes 4 Rent 132,057 4,938
Annaly Capital Management Inc 240,762 4,719
Brixmor Property Group Inc 127,354 3,172

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
COPT Defense Properties 46,821 $ 1,223
Cousins Properties Inc 69,794 1,922
CubeSmart 94,144 3,829
EastGroup Properties Inc 21,621 3,533
EPR Properties 31,525 1,560
Equity LifeStyle Properties Inc 79,534 5,152
First Industrial Realty Trust Inc 55,112 2,622
Gaming and Leisure Properties Inc 114,225 5,467
Healthcare Realty Trust Inc 147,527 2,291
Independence Realty Trust Inc 95,940 1,864
Kilroy Realty Corp 44,260 1,395
Kite Realty Group Trust 91,444 1,980
Lamar Advertising Co 36,606 4,166
National Storage Affiliates Trust 29,191 1,086
NNN REIT Inc 78,075 3,210
Omega Healthcare Investors Inc 117,324 4,582
Park Hotels & Resorts Inc 85,923 854
PotlatchDeltic Corp 29,846 1,146
Rayonier Inc 58,497 1,431
Rexford Industrial Realty Inc 94,724 3,135
Sabra Health Care REIT Inc 98,487 1,758
STAG Industrial Inc 77,664 2,565
Starwood Property Trust Inc 133,336 2,559
Vornado Realty Trust 69,118 2,438
WP Carey Inc 91,103 5,688
$ 83,743
Retail - 6 .18%
Abercrombie & Fitch Co
(c)
20,971 1,456
AutoNation Inc
(c)
10,732 1,869
Bath & Body Works Inc 90,160 2,751
BJ's Wholesale Club Holdings Inc
(c)
54,989 6,465
Burlington Stores Inc
(c)
26,146 5,884
Casey's General Stores Inc 15,452 7,148
Cava Group Inc
(c)
33,779 3,122
Dick's Sporting Goods Inc 24,104 4,525
FirstCash Holdings Inc 16,210 2,171
Five Below Inc
(c)
22,899 1,738
Floor & Decor Holdings Inc
(c)
44,638 3,189
GameStop Corp
(c)
169,257 4,715
Gap Inc/The 92,624 2,028
Lithia Motors Inc 11,088 3,246
Macy's Inc 115,575 1,320
MSC Industrial Direct Co Inc 18,602 1,423
Murphy USA Inc 7,584 3,781
Nordstrom Inc 40,536 979
Ollie's Bargain Outlet Holdings Inc
(c)
25,508 2,707
Penske Automotive Group Inc 7,782 1,211
RH
(c)
6,272 1,154
Texas Roadhouse Inc 27,771 4,609
Wendy's Co/The 71,276 891
Wingstop Inc 12,160 3,209
$ 71,591
Savings & Loans - 0 .13%
Flagstar Financial Inc 126,148 1,477
Semiconductors - 2 .16%
Allegro MicroSystems Inc
(c)
54,420 1,038
Amkor Technology Inc 47,228 824
Cirrus Logic Inc
(c)
22,124 2,125
Entegris Inc 62,911 4,977
IPG Photonics Corp
(c)
10,983 658
Lattice Semiconductor Corp
(c)
57,434 2,810
MACOM Technology Solutions Holdings Inc
(c)
24,757 2,568
MKS Instruments Inc 28,015 1,965
Onto Innovation Inc
(c)
20,560 2,508
Power Integrations Inc 23,700 1,164
Rambus Inc
(c)
44,365 2,165
Silicon Laboratories Inc
(c)
13,511 1,375
Synaptics Inc
(c)
16,314 908
$ 25,085
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 3 .97%
Appfolio Inc
(c)
9,676 $ 1,998
BILL Holdings Inc
(c)
39,045 1,779
Blackbaud Inc
(c)
15,835 959
Commvault Systems Inc
(c)
18,316 3,061
Concentrix Corp 19,284 985
Docusign Inc
(c)
84,099 6,875
Doximity Inc
(c)
55,574 3,161
Dropbox Inc - A Shares
(c)
90,104 2,572
Duolingo Inc
(c)
15,775 6,144
Dynatrace Inc
(c)
124,614 5,853
Guidewire Software Inc
(c)
34,767 7,119
Manhattan Associates Inc
(c)
25,444 4,514
ZoomInfo Technologies Inc
(c)
112,922 967
$ 45,987
Telecommunications - 0 .82%
Ciena Corp
(c)
59,162 3,973
EchoStar Corp
(c)
50,297 1,131
Frontier Communications Parent Inc
(c)
92,258 3,345
Iridium Communications Inc 45,309 1,093
$ 9,542
Toys, Games & Hobbies - 0 .19%
Mattel Inc
(c)
140,247 2,229
Transportation - 1 .48%
Kirby Corp
(c)
23,894 2,303
Knight-Swift Transportation Holdings Inc 67,393 2,640
Landstar System Inc 14,701 1,972
Ryder System Inc 17,519 2,412
Saia Inc
(c)
11,071 2,701
XPO Inc
(c)
48,806 5,179
$ 17,207
Trucking & Leasing - 0 .19%
GATX Corp 14,794 2,159
Water - 0 .37%
Essential Utilities Inc 105,171 4,326
TOTAL COMMON STOCKS $ 1,118,263
Total Investments $ 1,164,822
Other Assets and Liabilities -  (0.53)% (6,195)
TOTAL NET ASSETS - 100.00% $ 1,158,627
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 17,344 $ 166,558 $ 141,190 $ 42,712
$ 17,344 $ 166,558 $ 141,190 $ 42,712
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 645 $ — $ — $ —
$ 645 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2025 Long 132 $ 37,723 $ 477
Total $ 477
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .83 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .23%
iShares Russell Mid-Cap Value ETF 43,500 $ 5,340
Money Market Funds - 3 .60%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
809,469 809
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(c)
83,313,019 83,313
$ 84,122
TOTAL INVESTMENT COMPANIES $ 89,462
COMMON STOCKS - 96 .26 % Shares Held Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The 10,998 $ 277
Omnicom Group Inc 5,715 435
$ 712
Aerospace & Defense - 0 .52%
Curtiss-Wright Corp 1,118 386
Hexcel Corp 2,398 116
Howmet Aerospace Inc 54,842 7,600
L3Harris Technologies Inc 5,590 1,230
Loar Holdings Inc
(d)
53 5
Spirit AeroSystems Holdings Inc
(d)
3,229 116
Standardaero Inc
(d)
101,773 2,750
$ 12,203
Agriculture - 0 .05%
Archer-Daniels-Midland Co 14,100 673
Bunge Global SA 3,922 309
Darling Ingredients Inc
(d)
4,749 153
$ 1,135
Airlines - 0 .10%
Alaska Air Group Inc
(d)
3,625 160
American Airlines Group Inc
(d)
17,944 179
Delta Air Lines Inc 19,050 793
Southwest Airlines Co 17,666 494
United Airlines Holdings Inc
(d)
9,679 666
$ 2,292
Apparel - 0 .80%
Birkenstock Holding Plc
(d)
56,475 2,904
Capri Holdings Ltd
(d)
3,848 58
Carter's Inc 1,258 42
Columbia Sportswear Co 1,023 64
Crocs Inc
(d)
1,376 133
PVH Corp 1,637 113
Ralph Lauren Corp 64,658 14,544
Skechers USA Inc
(d)
3,552 171
Tapestry Inc 6,862 485
Under Armour Inc - Class A
(d)
6,025 34
Under Armour Inc - Class C
(d)
6,093 33
VF Corp 10,631 126
$ 18,707
Automobile Manufacturers - 0 .07%
Cummins Inc 4,036 1,186
Lucid Group Inc
(d),(e)
31,563 79
Rivian Automotive Inc
(d)
24,956 341
$ 1,606
Automobile Parts & Equipment - 1 .31%
Allison Transmission Holdings Inc 23,847 2,200
Aptiv PLC
(d)
187,932 10,724
BorgWarner Inc 612,412 17,380
Gentex Corp 6,710 146
Lear Corp 1,590 136
QuantumScape Corp
(d)
10,569 41
$ 30,627
Banks - 3 .07%
Bank of New York Mellon Corp/The 21,263 1,710
Bank OZK 3,143 134
BOK Financial Corp 725 68
Citizens Financial Group Inc 12,987 479
Columbia Banking System Inc 6,173 138
Comerica Inc 3,916 210
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Commerce Bancshares Inc/MO 3,643 $ 221
Cullen/Frost Bankers Inc 1,732 202
East West Bancorp Inc 4,076 349
Fifth Third Bancorp 19,980 718
First Citizens BancShares Inc/NC 339 603
First Hawaiian Inc 4,062 93
First Horizon Corp 15,406 278
FNB Corp/PA 10,535 138
Huntington Bancshares Inc/OH 1,556,107 22,610
KeyCorp 27,375 406
M&T Bank Corp 14,711 2,497
Northern Trust Corp 5,720 538
Pinnacle Financial Partners Inc 2,235 224
Popular Inc 1,833 175
Prosperity Bancshares Inc 252,249 17,128
Regions Financial Corp 26,877 549
State Street Corp 8,656 763
Synovus Financial Corp 4,158 180
Truist Financial Corp 534,000 20,474
Webster Financial Corp 5,034 238
Western Alliance Bancorp 3,170 221
Wintrust Financial Corp 1,910 212
Zions Bancorp NA 4,273 192
$ 71,748
Beverages - 0 .55%
Boston Beer Co Inc/The
(d)
220 54
Brown-Forman Corp - A Shares 1,427 50
Brown-Forman Corp - B Shares 5,083 177
Coca-Cola Consolidated Inc 178 241
Molson Coors Beverage Co 5,041 290
Primo Brands Corp 372,700 12,176
$ 12,988
Biotechnology - 1 .79%
Alnylam Pharmaceuticals Inc
(d)
19,546 5,145
Biogen Inc
(d)
4,305 521
BioMarin Pharmaceutical Inc
(d)
69,994 4,458
Bio-Rad Laboratories Inc
(d)
545 133
Certara Inc
(d)
3,554 49
Corteva Inc 20,349 1,261
Exelixis Inc
(d)
234,385 9,176
GRAIL Inc
(d)
876 30
Illumina Inc
(d)
4,701 365
Incyte Corp
(d)
4,423 277
Ionis Pharmaceuticals Inc
(d)
265 8
Roivant Sciences Ltd
(d)
12,368 144
Royalty Pharma PLC 293,229 9,624
United Therapeutics Corp
(d)
35,119 10,645
$ 41,836
Building Materials - 1 .54%
Armstrong World Industries Inc 86,689 12,572
AZEK Co Inc/The
(d)
1,345 67
Builders FirstSource Inc
(d)
3,037 363
Carrier Global Corp 318,000 19,888
Eagle Materials Inc 258 58
Fortune Brands Innovations Inc 3,638 196
Hayward Holdings Inc
(d)
4,547 60
Louisiana-Pacific Corp 606 52
Martin Marietta Materials Inc 1,701 891
Masco Corp 6,363 386
Mohawk Industries Inc
(d)
1,549 165
Owens Corning 2,519 366
Simpson Manufacturing Co Inc 1,124 173
Vulcan Materials Co 2,896 760
$ 35,997
Chemicals - 4 .04%
Albemarle Corp 3,464 203
Ashland Inc 1,502 82
Axalta Coating Systems Ltd
(d)
704,544 22,897
Celanese Corp 2,585 115

Schedule of Investments
MidCap Value Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
CF Industries Holdings Inc 274,820 $ 21,537
Chemours Co/The 4,402 55
Dow Inc 20,819 637
DuPont de Nemours Inc 12,362 816
Eastman Chemical Co 3,404 262
Element Solutions Inc 6,721 137
FMC Corp 3,678 154
Huntsman Corp 4,828 64
International Flavors & Fragrances Inc 7,554 593
LyondellBasell Industries NV 7,691 448
Mosaic Co/The 9,350 284
NewMarket Corp 210 129
Olin Corp 3,412 74
PPG Industries Inc 6,830 744
RPM International Inc 190,804 20,368
Westlake Corp 268,965 24,861
$ 94,460
Commercial Services - 3 .46%
ADT Inc 11,689 94
Affirm Holdings Inc
(d)
7,657 381
API Group Corp
(d)
6,830 258
Aramark 7,735 259
Avis Budget Group Inc
(d)
271 25
Block Inc
(d)
9,493 555
Bright Horizons Family Solutions Inc
(d)
1,447 182
Cintas Corp 21,886 4,633
Clarivate PLC
(d)
12,789 55
Dun & Bradstreet Holdings Inc 9,645 87
Equifax Inc 2,895 753
Euronet Worldwide Inc
(d)
95,065 9,421
FTI Consulting Inc
(d)
107,730 17,913
Global Payments Inc 7,521 574
Grand Canyon Education Inc
(d)
69,947 12,476
GXO Logistics Inc
(d)
3,467 126
H&R Block Inc 98,292 5,934
ManpowerGroup Inc 1,562 67
MarketAxess Holdings Inc 26,295 5,827
Quanta Services Inc 2,974 870
RB Global Inc 5,404 544
Robert Half Inc 2,991 133
Service Corp International/US 4,156 332
TransUnion 218,900 18,160
U-Haul Holding Co
(d),(e)
86 5
U-Haul Holding Co 1,808 99
United Rentals Inc 1,457 920
Vestis Corp 3,844 34
WEX Inc
(d)
1,052 137
WillScot Holdings Corp 4,031 101
$ 80,955
Computers - 3 .61%
Amdocs Ltd 3,275 290
Amentum Holdings Inc
(d)
4,784 104
CACI International Inc
(d)
638 292
Check Point Software Technologies Ltd
(d)
93,600 20,551
Cognizant Technology Solutions Corp 14,721 1,083
Crane NXT Co 1,565 73
DXC Technology Co
(d)
5,682 88
EPAM Systems Inc
(d)
1,503 236
Genpact Ltd 859,583 43,203
Globant SA
(d)
125,335 14,735
Hewlett Packard Enterprise Co 38,836 630
HP Inc 21,020 538
KBR Inc 3,598 190
Kyndryl Holdings Inc
(d)
6,712 218
Leidos Holdings Inc 3,932 579
Lumentum Holdings Inc
(d)
2,162 128
NetApp Inc 3,310 297
Okta Inc
(d)
2,643 297
Parsons Corp
(d)
1,352 90
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Pure Storage Inc
(d)
1,256 $ 57
Sandisk Corp/DE
(d)
3,404 109
Science Applications International Corp 1,431 173
Western Digital Corp 10,216 448
$ 84,409
Consumer Products - 0 .79%
Avery Dennison Corp 93,465 15,993
Church & Dwight Co Inc 7,209 716
Reynolds Consumer Products Inc 78,536 1,806
Spectrum Brands Holdings Inc 846 54
$ 18,569
Cosmetics & Personal Care - 0 .06%
Coty Inc
(d)
12,813 65
Kenvue Inc 56,657 1,337
Perrigo Co PLC 4,316 111
$ 1,513
Distribution & Wholesale - 0 .07%
Core & Main Inc
(d)
2,070 109
Fastenal Co 2,677 217
LKQ Corp 7,659 293
SiteOne Landscape Supply Inc
(d)
894 102
Watsco Inc 1,016 467
WESCO International Inc 1,234 201
WW Grainger Inc 168 172
$ 1,561
Diversified Financial Services - 3 .42%
Affiliated Managers Group Inc 23,607 3,910
Air Lease Corp 3,076 144
Ally Financial Inc 7,003 229
Ameriprise Financial Inc 242 114
Cboe Global Markets Inc 63,690 14,126
Coinbase Global Inc
(d)
948 192
Credit Acceptance Corp
(d),(e)
39 19
Discover Financial Services 7,389 1,350
Evercore Inc - Class A 1,038 213
Franklin Resources Inc 9,148 172
Houlihan Lokey Inc 1,411 229
Interactive Brokers Group Inc - A Shares 3,118 536
Invesco Ltd 10,981 153
Janus Henderson Group PLC 3,770 125
Jefferies Financial Group Inc 3,701 173
Lazard Inc 143 5
Nasdaq Inc 12,176 928
OneMain Holdings Inc 3,370 159
Raymond James Financial Inc 168,087 23,035
Rocket Cos Inc
(e)
4,415 57
SEI Investments Co 37,406 2,928
SLM Corp 6,329 183
SoFi Technologies Inc
(d)
26,598 333
Stifel Financial Corp 29,012 2,486
Synchrony Financial 11,491 597
T Rowe Price Group Inc 6,477 573
TPG Inc 1,890 88
Tradeweb Markets Inc 82,998 11,478
UWM Holdings Corp 766 4
Virtu Financial Inc 321,657 12,593
Voya Financial Inc 2,839 168
Western Union Co/The 263,627 2,613
XP Inc 10,769 173
$ 80,086
Electric - 5 .49%
AES Corp/The 20,964 210
Alliant Energy Corp 701,468 42,818
Ameren Corp 7,862 780
Brookfield Renewable Corp 4,049 115
CenterPoint Energy Inc 19,086 740
Clearway Energy Inc - Class A 1,107 30
Clearway Energy Inc - Class C 2,614 77
CMS Energy Corp 8,799 648

Schedule of Investments
MidCap Value Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Consolidated Edison Inc 34,328 $ 3,871
DTE Energy Co 6,105 836
Edison International 127,226 6,808
Entergy Corp 12,605 1,048
Evergy Inc 102,377 7,074
Eversource Energy 10,853 646
Exelon Corp 222,678 10,444
FirstEnergy Corp 17,023 730
IDACORP Inc 1,567 185
NRG Energy Inc 102,485 11,230
OGE Energy Corp 222,999 10,120
PG&E Corp 64,605 1,067
Pinnacle West Capital Corp 3,353 319
PPL Corp 21,848 797
Public Service Enterprise Group Inc 45,866 3,666
WEC Energy Group Inc 66,176 7,247
Xcel Energy Inc 240,696 17,018
$ 128,524
Electrical Components & Equipment - 0 .07%
Acuity Inc 897 219
AMETEK Inc 6,819 1,156
Generac Holdings Inc
(d)
941 108
Littelfuse Inc 710 129
Universal Display Corp 735 92
$ 1,704
Electronics - 3 .01%
Allegion plc 2,580 359
Arrow Electronics Inc
(d)
1,547 172
Avnet Inc 2,532 119
Coherent Corp
(d)
3,683 237
Fortive Corp 10,257 715
Garmin Ltd 33,297 6,222
Hubbell Inc 46,774 16,988
Ingram Micro Holding Corp 218 4
Jabil Inc 2,891 424
Keysight Technologies Inc
(d)
140,543 20,435
Mettler-Toledo International Inc
(d)
615 658
nVent Electric PLC 4,874 267
Sensata Technologies Holding PLC 4,759 102
TD SYNNEX Corp 2,221 246
Trimble Inc
(d)
369,193 22,942
Vontier Corp 4,495 143
Woodward Inc 1,732 325
$ 70,358
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
3,150 396
Engineering & Construction - 0 .84%
AECOM 111,416 10,992
EMCOR Group Inc 19,324 7,743
Everus Construction Group Inc
(d)
1,621 65
Jacobs Solutions Inc 3,643 451
MasTec Inc
(d)
1,845 235
TopBuild Corp
(d)
789 233
$ 19,719
Entertainment - 0 .04%
Caesars Entertainment Inc
(d)
6,201 168
Liberty Media Corp-Liberty Live - A Shares
(d)
696 49
Liberty Media Corp-Liberty Live - C Shares
(d)
1,372 98
Madison Square Garden Sports Corp
(d)
541 104
Marriott Vacations Worldwide Corp 1,112 61
Penn Entertainment Inc
(d)
4,805 73
TKO Group Holdings Inc 2,005 327
Vail Resorts Inc 158 22
$ 902
Environmental Control - 0 .63%
Clean Harbors Inc
(d)
1,495 320
Pentair PLC 4,872 442
Republic Services Inc 53,400 13,390
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Tetra Tech Inc 6,174 $ 192
Veralto Corp 4,014 385
$ 14,729
Food - 4 .07%
Albertsons Cos Inc 12,350 271
Conagra Brands Inc 14,091 348
Flowers Foods Inc 5,957 105
General Mills Inc 124,078 7,040
Grocery Outlet Holding Corp
(d)
2,804 47
Hershey Co/The 3,705 619
Hormel Foods Corp 8,567 256
Ingredion Inc 1,931 257
J M Smucker Co/The 3,046 354
Kellanova 7,749 641
Kroger Co/The 19,623 1,417
Lamb Weston Holdings Inc 2,847 150
McCormick & Co Inc/MD 7,442 571
Performance Food Group Co
(d)
353,870 28,543
Pilgrim's Pride Corp 1,194 65
Post Holdings Inc
(d)
1,557 176
Seaboard Corp 8 21
Smithfield Foods Inc 717 16
Sysco Corp 46,241 3,302
The Campbell's Company 5,669 207
Tyson Foods Inc 192,099 11,764
US Foods Holding Corp
(d)
594,221 39,017
$ 95,187
Forest Products & Paper - 0 .03%
International Paper Co 15,481 707
Gas - 0 .49%
Atmos Energy Corp 4,577 735
MDU Resources Group Inc 6,457 111
National Fuel Gas Co 129,371 9,933
NiSource Inc 13,810 540
UGI Corp 6,449 212
$ 11,531
Hand & Machine Tools - 1 .44%
Lincoln Electric Holdings Inc 92,970 16,381
MSA Safety Inc 1,084 171
Regal Rexnord Corp 154,054 16,305
Snap-on Inc 1,518 476
Stanley Black & Decker Inc 4,543 273
$ 33,606
Healthcare - Products - 2 .74%
10X Genomics Inc
(d)
1,146 10
Agilent Technologies Inc 8,488 913
Align Technology Inc
(d)
907 157
Avantor Inc
(d)
20,056 261
Azenta Inc
(d)
1,346 35
Baxter International Inc 15,059 469
Bio-Techne Corp 4,630 233
Bruker Corp 1,276 51
Cooper Cos Inc/The
(d)
313,863 25,634
DENTSPLY SIRONA Inc 5,855 81
Enovis Corp
(d)
1,800 62
Envista Holdings Corp
(d)
5,481 88
Exact Sciences Corp
(d)
3,294 150
GE HealthCare Technologies Inc 12,178 857
Globus Medical Inc
(d)
3,306 237
Hologic Inc
(d)
452,763 26,351
Masimo Corp
(d)
667 107
QIAGEN NV
(d)
6,412 274
QuidelOrtho Corp
(d)
2,203 61
Repligen Corp
(d)
1,409 194
ResMed Inc 23,019 5,446
Revvity Inc 3,580 335
Solventum Corp
(d)
4,096 271
STERIS PLC 2,909 654
Teleflex Inc 1,391 191

Schedule of Investments
MidCap Value Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Waters Corp
(d)
667 $ 232
West Pharmaceutical Services Inc 837 177
Zimmer Biomet Holdings Inc 5,849 603
$ 64,134
Healthcare - Services - 3 .15%
Acadia Healthcare Co Inc
(d)
3,011 71
Amedisys Inc
(d)
1,023 97
Centene Corp
(d)
14,927 893
Charles River Laboratories International Inc
(d)
1,502 178
Chemed Corp 387 225
Encompass Health Corp 36,286 4,245
Fortrea Holdings Inc
(d)
2,610 16
Humana Inc 3,561 934
IQVIA Holdings Inc
(d)
4,717 732
Labcorp Holdings Inc 61,978 14,937
Molina Healthcare Inc
(d)
14,215 4,649
Quest Diagnostics Inc 182,178 32,468
Sotera Health Co
(d)
4,420 51
Tenet Healthcare Corp
(d)
62,663 8,957
Universal Health Services Inc 29,950 5,303
$ 73,756
Home Builders - 0 .15%
DR Horton Inc 8,388 1,060
Lennar Corp - A Shares 6,793 738
Lennar Corp - B Shares 370 38
NVR Inc
(d)
82 584
PulteGroup Inc 6,022 618
Thor Industries Inc 1,597 116
Toll Brothers Inc 2,935 296
$ 3,450
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,772 136
Leggett & Platt Inc 4,246 41
SharkNinja Inc
(d)
1,568 126
Whirlpool Corp 1,556 119
$ 422
Housewares - 0 .00%
Newell Brands Inc 13,823 66
Scotts Miracle-Gro Co/The 1,368 69
$ 135
Insurance - 8 .15%
Aflac Inc 16,336 1,775
Allstate Corp/The 6,546 1,299
American Financial Group Inc/OH 134,815 17,076
Arch Capital Group Ltd 10,669 967
Arthur J Gallagher & Co 6,756 2,167
Assurant Inc 1,505 290
Assured Guaranty Ltd 1,428 125
Axis Capital Holdings Ltd 124,937 12,034
Brighthouse Financial Inc
(d)
1,841 107
Brown & Brown Inc 29,952 3,313
Cincinnati Financial Corp 4,527 630
CNA Financial Corp 702 34
Corebridge Financial Inc 8,394 249
Everest Group Ltd 1,042 374
Fidelity National Financial Inc 505,567 32,382
First American Financial Corp 2,978 181
Globe Life Inc 2,443 301
Hanover Insurance Group Inc/The 18,202 3,023
Hartford Insurance Group Inc/The 301,656 37,005
Kemper Corp 1,928 114
Lincoln National Corp 5,100 163
Loews Corp 5,284 459
Markel Group Inc
(d)
285 518
MGIC Investment Corp 143,237 3,568
Old Republic International Corp 727,049 27,336
Primerica Inc 28,999 7,600
Prudential Financial Inc 10,632 1,092
Reinsurance Group of America Inc 1,932 362
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
RenaissanceRe Holdings Ltd 1,507 $ 365
RLI Corp 47,120 3,487
Unum Group 5,360 416
W R Berkley Corp 8,685 623
White Mountains Insurance Group Ltd 72 127
Willis Towers Watson PLC 101,470 31,232
$ 190,794
Internet - 3 .27%
Angi Inc
(d)
1,126 13
CDW Corp/DE 1,966 316
eBay Inc 263,456 17,957
Etsy Inc
(d)
1,241 54
Expedia Group Inc 185,400 29,095
F5 Inc
(d)
1,698 449
Gen Digital Inc 16,079 416
IAC Inc
(d)
2,374 83
Lyft Inc
(d)
3,688 46
Maplebear Inc
(d)
538,898 21,496
Match Group Inc 7,393 219
Robinhood Markets Inc
(d)
19,872 976
Roku Inc
(d)
3,171 216
TripAdvisor Inc
(d)
3,260 41
Trump Media & Technology Group Corp
(d)
971 24
VeriSign Inc 2,294 647
Wayfair Inc
(d)
135,788 4,095
Zillow Group Inc - A Shares
(d)
1,469 97
Zillow Group Inc - C Shares
(d)
4,587 309
$ 76,549
Iron & Steel - 0 .82%
ATI Inc
(d)
3,624 197
Cleveland-Cliffs Inc
(d)
9,582 79
Nucor Corp 6,929 827
Reliance Inc 1,582 456
Steel Dynamics Inc 134,534 17,450
United States Steel Corp 6,578 288
$ 19,297
Leisure Products & Services - 0 .08%
Amer Sports Inc
(d)
2,008 49
Brunswick Corp/DE 2,092 96
Carnival Corp
(d)
30,355 557
Harley-Davidson Inc 3,654 82
Planet Fitness Inc
(d)
1,137 107
Polaris Inc 1,735 59
Royal Caribbean Cruises Ltd 4,576 983
YETI Holdings Inc
(d)
1,911 55
$ 1,988
Lodging - 0 .57%
Boyd Gaming Corp 1,865 129
Choice Hotels International Inc 144 18
Hilton Worldwide Holdings Inc 54,444 12,276
Hyatt Hotels Corp 1,103 124
MGM Resorts International
(d)
6,765 213
Travel + Leisure Co 2,097 92
Wyndham Hotels & Resorts Inc 2,041 174
Wynn Resorts Ltd 2,733 220
$ 13,246
Machinery - Construction & Mining - 0 .02%
BWX Technologies Inc 2,139 233
Oshkosh Corp 1,921 161
$ 394
Machinery - Diversified - 2 .82%
AGCO Corp 225,445 19,124
CNH Industrial NV 25,813 299
Cognex Corp 4,795 131
Crane Co 1,443 232
Dover Corp 4,052 691
Esab Corp 1,664 200
Flowserve Corp 3,879 175

Schedule of Investments
MidCap Value Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Gates Industrial Corp PLC
(d)
7,008 $ 133
Graco Inc 4,937 403
IDEX Corp 2,231 388
Ingersoll Rand Inc 11,930 900
Middleby Corp/The
(d)
153,962 20,531
Nordson Corp 1,668 316
Otis Worldwide Corp 11,799 1,136
Rockwell Automation Inc 3,028 750
Toro Co/The 2,987 204
Westinghouse Air Brake Technologies Corp 5,031 929
Xylem Inc/NY 161,338 19,453
$ 65,995
Media - 0 .51%
Charter Communications Inc
(d)
2,728 1,069
FactSet Research Systems Inc 713 308
Fox Corp - A Shares 6,530 325
Fox Corp - B Shares 3,956 183
Liberty Broadband Corp - A Shares
(d)
416 37
Liberty Broadband Corp - C Shares
(d)
2,480 224
Liberty Global Ltd - A Shares
(d)
5,292 58
Liberty Global Ltd - C Shares
(d)
5,057 57
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
502 40
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,991 354
New York Times Co/The 149,767 7,797
News Corp - A Shares 11,256 305
News Corp - B Shares
(e)
3,620 114
Nexstar Media Group Inc 528 79
Paramount Global - Class B
(e)
17,801 209
Sirius XM Holdings Inc 6,372 137
Warner Bros Discovery Inc
(d)
71,804 623
$ 11,919
Metal Fabrication & Hardware - 0 .03%
Advanced Drainage Systems Inc 1,277 145
RBC Bearings Inc
(d)
830 273
Timken Co/The 1,899 122
Valmont Industries Inc 590 173
$ 713
Mining - 1 .18%
Alcoa Corp 7,286 179
Franco-Nevada Corp 156,500 26,884
MP Materials Corp
(d)
4,108 100
Royal Gold Inc 1,933 353
$ 27,516
Miscellaneous Manufacturers - 0 .96%
A O Smith Corp 3,498 237
Carlisle Cos Inc 1,142 433
Donaldson Co Inc 3,546 233
ITT Inc 2,431 333
Teledyne Technologies Inc
(d)
1,357 633
Textron Inc 293,716 20,669
$ 22,538
Office & Business Equipment - 0 .80%
Zebra Technologies Corp
(d)
74,477 18,643
Oil & Gas - 2 .70%
Antero Resources Corp
(d)
8,571 299
APA Corp 10,697 166
Chord Energy Corp 201,787 18,207
Civitas Resources Inc 2,230 61
Coterra Energy Inc 1,035,396 25,429
Devon Energy Corp 504,919 15,354
Diamondback Energy Inc 5,568 735
EQT Corp 16,352 808
Expand Energy Corp 6,814 708
Hess Corp 2,911 376
HF Sinclair Corp 4,631 139
Matador Resources Co 3,241 128
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Ovintiv Inc 7,670 $ 258
Permian Resources Corp 15,226 180
Range Resources Corp 7,001 238
Viper Energy Inc 2,662 107
$ 63,193
Oil & Gas Services - 1 .65%
Baker Hughes Co 754,260 26,701
Halliburton Co 26,079 517
NOV Inc 11,398 132
TechnipFMC PLC 399,210 11,246
$ 38,596
Packaging & Containers - 4 .13%
Amcor PLC
(e)
67,034 617
AptarGroup Inc 158,343 23,743
Ardagh Group SA
(d),(f)
901 —
Ball Corp 8,724 453
Crown Holdings Inc 355,155 34,212
Graphic Packaging Holding Co 768,779 19,458
Packaging Corp of America 92,515 17,171
Sealed Air Corp 4,066 112
Silgan Holdings Inc 2,443 126
Smurfit WestRock PLC 15,289 643
Sonoco Products Co 2,890 119
$ 96,654
Pharmaceuticals - 0 .07%
BellRing Brands Inc
(d)
3,798 293
Cardinal Health Inc 2,918 413
Elanco Animal Health Inc
(d)
14,582 138
Henry Schein Inc
(d)
3,646 237
Jazz Pharmaceuticals PLC
(d)
1,737 203
Organon & Co 8,179 106
Premier Inc 3,208 65
Viatris Inc 35,067 295
$ 1,750
Pipelines - 1 .05%
Antero Midstream Corp 510,300 8,445
Cheniere Energy Inc 46,565 10,761
DT Midstream Inc 2,968 289
Kinder Morgan Inc 57,357 1,509
New Fortress Energy Inc 1,310 7
ONEOK Inc 18,322 1,505
Williams Cos Inc/The 36,006 2,109
$ 24,625
Private Equity - 0 .01%
Carlyle Group Inc/The 6,461 250
Real Estate - 0 .10%
CBRE Group Inc
(d)
9,044 1,105
CoStar Group Inc
(d)
12,274 910
Howard Hughes Holdings Inc
(d)
990 66
Jones Lang LaSalle Inc
(d)
951 216
Seaport Entertainment Group Inc
(d)
141 3
$ 2,300
REITs - 8 .39%
AGNC Investment Corp 25,385 224
Agree Realty Corp 3,005 233
Alexandria Real Estate Equities Inc 5,057 367
American Homes 4 Rent 9,981 373
Americold Realty Trust Inc 8,384 162
Annaly Capital Management Inc 16,577 325
AvalonBay Communities Inc 4,190 880
Brixmor Property Group Inc 8,857 221
BXP Inc 4,631 295
Camden Property Trust 251,753 28,649
Cousins Properties Inc 4,926 136
Crown Castle Inc 12,855 1,360
CubeSmart 6,606 269
Digital Realty Trust Inc 9,801 1,573
EastGroup Properties Inc 1,443 236

Schedule of Investments
MidCap Value Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
EPR Properties 2,202 $ 109
Equity LifeStyle Properties Inc 376,463 24,387
Equity Residential 99,304 6,977
Essex Property Trust Inc 1,878 524
Extra Space Storage Inc 6,175 905
Federal Realty Investment Trust 2,491 234
First Industrial Realty Trust Inc 49,264 2,344
Gaming and Leisure Properties Inc 7,695 368
Healthcare Realty Trust Inc 10,615 165
Healthpeak Properties Inc 20,661 369
Highwoods Properties Inc 3,327 95
Host Hotels & Resorts Inc 20,608 291
Invitation Homes Inc 18,094 619
Iron Mountain Inc 3,690 331
Kilroy Realty Corp 3,451 109
Kimco Realty Corp 19,480 389
Lamar Advertising Co 227,619 25,905
Lineage Inc 1,961 95
Medical Properties Trust Inc 18,849 104
Mid-America Apartment Communities Inc 3,430 548
Millrose Properties Inc 3,913 98
National Storage Affiliates Trust 2,066 77
NNN REIT Inc 712,018 29,271
Omega Healthcare Investors Inc 106,866 4,173
Park Hotels & Resorts Inc 6,495 65
Rayonier Inc 4,557 111
Realty Income Corp 25,783 1,492
Regency Centers Corp 5,327 384
Rexford Industrial Realty Inc 6,499 215
Rithm Capital Corp 15,596 174
SBA Communications Corp 136,267 33,168
Simon Property Group Inc 90,701 14,274
STAG Industrial Inc 5,427 179
Starwood Property Trust Inc 9,431 181
Sun Communities Inc 3,723 463
UDR Inc 9,705 406
Ventas Inc 39,904 2,797
VICI Properties Inc 232,537 7,446
Vornado Realty Trust 5,266 186
Weyerhaeuser Co 21,565 559
WP Carey Inc 6,396 399
$ 196,289
Retail - 3 .45%
Advance Auto Parts Inc 1,976 65
AutoNation Inc
(d)
730 127
Bath & Body Works Inc 622,396 18,989
Best Buy Co Inc 6,286 419
BJ's Wholesale Club Holdings Inc
(d)
3,897 458
CarMax Inc
(d)
4,254 275
Carvana Co
(d)
2,070 506
Casey's General Stores Inc 904 418
Darden Restaurants Inc 1,630 327
Dick's Sporting Goods Inc 1,495 281
Dillard's Inc 97 34
Dollar General Corp 97,021 9,090
Dollar Tree Inc
(d)
38,743 3,168
Domino's Pizza Inc 659 323
Dutch Bros Inc
(d)
1,944 116
Ferguson Enterprises Inc 5,511 935
Five Below Inc
(d)
31,178 2,366
Floor & Decor Holdings Inc
(d)
1,980 141
Freshpet Inc
(d)
937 69
GameStop Corp
(d)
11,599 323
Gap Inc/The 132,946 2,912
Genuine Parts Co 4,110 483
Kohl's Corp
(e)
2,918 20
Lithia Motors Inc 763 223
Macy's Inc 8,708 99
MSC Industrial Direct Co Inc 1,460 112
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Nordstrom Inc 3,227 $ 78
Ollie's Bargain Outlet Holdings Inc
(d)
1,805 192
Penske Automotive Group Inc 591 92
RH
(d)
391 72
Ross Stores Inc 243,774 33,884
Ulta Beauty Inc
(d)
184 73
Walgreens Boots Alliance Inc 276,334 3,031
Wendy's Co/The 2,797 35
Williams-Sonoma Inc 1,462 226
Yum! Brands Inc 5,123 771
$ 80,733
Savings & Loans - 0 .00%
TFS Financial Corp 1,656 21
Semiconductors - 0 .95%
Allegro MicroSystems Inc
(d)
3,736 71
Amkor Technology Inc 3,596 63
Astera Labs Inc
(d)
3,099 202
Cirrus Logic Inc
(d)
1,590 153
GLOBALFOUNDRIES Inc
(d)
3,130 110
IPG Photonics Corp
(d)
864 52
Lattice Semiconductor Corp
(d)
76,255 3,731
MACOM Technology Solutions Holdings Inc
(d)
1,835 190
Microchip Technology Inc 15,686 723
MKS Instruments Inc 223,957 15,708
ON Semiconductor Corp
(d)
12,561 499
Onto Innovation Inc
(d)
1,067 130
Qorvo Inc
(d)
2,750 197
Skyworks Solutions Inc 4,738 305
Teradyne Inc 447 33
Wolfspeed Inc
(d),(e)
4,332 15
$ 22,182
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,152 265
Software - 2 .62%
Akamai Technologies Inc
(d)
244,101 19,670
ANSYS Inc
(d)
2,572 828
BILL Holdings Inc
(d)
2,409 110
Broadridge Financial Solutions Inc 325 79
CCC Intelligent Solutions Holdings Inc
(d)
14,267 132
Concentrix Corp 1,480 75
Dayforce Inc
(d)
3,977 230
DoubleVerify Holdings Inc
(d)
1,644 22
Doximity Inc
(d)
47,173 2,683
Dropbox Inc - A Shares
(d)
4,571 130
Electronic Arts Inc 78,634 11,409
Fair Isaac Corp
(d)
107 213
Fidelity National Information Services Inc 15,943 1,258
Guidewire Software Inc
(d)
1,309 268
Informatica Inc
(d)
2,718 51
Jack Henry & Associates Inc 2,136 370
MicroStrategy Inc
(d)
15,687 5,963
MSCI Inc 946 516
nCino Inc
(d)
840 19
Nutanix Inc
(d)
48,952 3,363
Paychex Inc 6,088 896
Paycom Software Inc 544 123
Playtika Holding Corp 2,338 12
PTC Inc
(d)
1,366 212
SentinelOne Inc
(d)
7,030 130
SS&C Technologies Holdings Inc 6,345 480
Take-Two Interactive Software Inc
(d)
5,087 1,187
Twilio Inc
(d)
3,625 351
Tyler Technologies Inc
(d)
17,751 9,644
UiPath Inc
(d)
1,502 18
Unity Software Inc
(d)
5,038 106
Zoom Communications Inc
(d)
7,791 604
ZoomInfo Technologies Inc
(d)
8,384 72
$ 61,224

Schedule of Investments
MidCap Value Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0 .55%
Ciena Corp
(d)
4,180 $ 281
Corning Inc 266,391 11,822
Frontier Communications Parent Inc
(d)
7,251 263
Iridium Communications Inc 3,258 79
Juniper Networks Inc 9,628 350
Ubiquiti Inc 62 20
$ 12,815
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 568 35
Mattel Inc
(d)
10,003 159
$ 194
Transportation - 2 .40%
CH Robinson Worldwide Inc 3,429 306
Expeditors International of Washington Inc 3,443 378
JB Hunt Transport Services Inc 141,190 18,436
Kirby Corp
(d)
1,719 166
Knight-Swift Transportation Holdings Inc 546,816 21,419
Landstar System Inc 113,027 15,163
Ryder System Inc 1,219 168
Saia Inc
(d)
345 84
Schneider National Inc 1,482 32
$ 56,152
Water - 1 .49%
American Water Works Co Inc 235,074 34,558
Essential Utilities Inc 7,438 306
$ 34,864
TOTAL COMMON STOCKS $ 2,252,363
Total Investments $ 2,341,825
Other Assets and Liabilities -  (0.09)% (2,021)
TOTAL NET ASSETS - 100.00% $ 2,339,804
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $809 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $774 or 0.03% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 51,595 $ 736,732 $ 705,014 $ 83,313
$ 51,595 $ 736,732 $ 705,014 $ 83,313
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 1,374 $ — $ — $ —
$ 1,374 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2025 Long 43 $ 12,289 $ 364
Total $ 364
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .66 % Shares Held Value (000's)
Money Market Funds - 3 .66%
DWS Government Money Market Series -
Institutional Class 4.31%
(a)
12,830,000 $ 12,830
Goldman Sachs Financial Square Government Fund
- Institutional Class 4.25%
(a)
8,300,000 8,300
Invesco Government & Agency Portfolio -
Institutional Class 4.29%
(a)
11,790,000 11,790
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 4.26%
(a)
8,800,000 8,800
$ 41,720
TOTAL INVESTMENT COMPANIES $ 41,720
BONDS - 4 .77%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2 .42%
ARI Fleet Lease Trust 2025-A
4.51%, 02/17/2026
(b)
$ 4,611 $ 4,611
CarMax Select Receivables Trust 2025-A
4.56%, 04/15/2026 5,356 5,356
Enterprise Fleet Financing 2024-4 LLC
4.72%, 10/21/2025
(b)
1,787 1,787
Enterprise Fleet Financing 2025-2 LLC
4.56%, 05/20/2026
(b),(c)
6,500 6,500
Ford Credit Auto Owner Trust 2024-D
4.60%, 12/15/2025 2,623 2,623
M&T Bank Auto Receivables Trust 2025-1
4.51%, 02/17/2026
(b)
3,275 3,275
Westlake Automobile Receivables Trust 2025-1
4.57%, 01/15/2026
(b)
3,422 3,422
$ 27,574
Insurance - 1 .49%
Met Life
4.81%, 08/18/2025 9,000 9,000
New York Life
4.68%, 07/22/2025 8,000 8,000
$ 17,000
Other Asset Backed Securities - 0 .86%
DLLMT 2024-1 LLC
5.35%, 08/20/2025
(b)
35 35
GreatAmerica Leasing Receivables Funding LLC
4.46%, 03/16/2026
(b)
4,357 4,357
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2
5.46%, 08/15/2025
(b)
203 203
M&T Equipment 2024-LEAF1 Notes
5.39%, 08/18/2025
(b)
167 167
PEAC Solutions Receivables 2024-2 LLC
4.81%, 10/20/2025
(b)
377 377
SCF Equipment Trust 2016-1 LLC
4.52%, 02/20/2026
(b)
3,939 3,939
Volvo Financial Equipment LLC Series 2024-1
5.07%, 09/15/2025
(b)
755 755
$ 9,833
TOTAL BONDS $ 54,407
MUNICIPAL BONDS - 2 .67%
Principal
Amount (000's) Value (000's)
Colorado - 0 .21%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
4.38%, 05/07/2025
(d),(e)
$ 2,340 $ 2,340
Georgia - 0 .66%
Development Authority Of Greene County (credit
support from US Bank )
4.37%, 05/07/2025
(d),(e)
3,000 3,000
Valdosta-Lowndes County Industrial Development
Authority (credit support from Wells Fargo )
4.35%, 05/07/2025
(d),(e)
4,555 4,555
$ 7,555
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland - 0 .67%
City of Baltimore MD (credit support from Toronto
Dominion Bank )
4.35%, 05/07/2025
(d),(e)
$ 7,660 $ 7,660
New York - 0 .38%
New York City Housing Development Corp (credit
support from Fannie Mae )
4.34%, 05/07/2025
(d),(e)
3,700 3,700
4.39%, 05/07/2025
(d),(e)
600 600
$ 4,300
Virginia - 0 .21%
Newport News Economic Development
Authority (credit support from JPMorgan Chase &
Co )
4.38%, 05/07/2025
(d),(e)
2,430 2,430
Washington - 0 .54%
Washington State Housing Finance
Commission (credit support from Federal Home
Loan Bank )
4.40%, 05/07/2025
(d),(e)
4,600 4,600
4.40%, 05/07/2025
(d),(e)
1,545 1,545
$ 6,145
TOTAL MUNICIPAL BONDS $ 30,430
COMMERCIAL PAPER - 72 .88%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .62%
General Dynamics Corp
4.35%, 05/28/2025
(b)
$ 6,500 $ 6,479
4.35%, 06/04/2025
(b)
6,000 5,975
4.38%, 05/19/2025
(b)
6,000 5,987
$ 18,441
Agriculture - 1 .38%
Philip Morris International Inc
4.35%, 05/02/2025
(b)
6,500 6,499
4.37%, 05/12/2025
(b)
4,197 4,192
4.44%, 06/02/2025
(b)
5,000 4,980
$ 15,671
Automobile Manufacturers - 6 .70%
Cummins Inc
4.35%, 05/07/2025
(b)
3,200 3,198
4.39%, 05/05/2025
(b)
5,000 4,998
4.39%, 05/08/2025
(b)
6,000 5,995
4.39%, 05/14/2025
(b)
5,500 5,491
4.41%, 05/30/2025
(b)
6,000 5,979
PACCAR Financial Corp (credit support from
Paccar Inc )
4.42%, 05/20/2025
(d)
6,000 5,986
Toyota Credit Canada Inc (credit support from
Toyota Financial Services )
4.45%, 05/06/2025
(d)
5,000 4,997
Toyota Credit de Puerto Rico Corp (credit support
from Toyota Financial Services )
4.41%, 07/28/2025
(d)
6,000 5,935
4.49%, 07/01/2025
(d)
6,000 5,954
Volvo Treasury North America LP (credit support
from AB Volvo )
4.35%, 05/05/2025
(b),(d)
6,500 6,497
4.36%, 05/06/2025
(b),(d)
5,000 4,997
4.40%, 05/13/2025
(b),(d)
5,500 5,492
4.41%, 05/01/2025
(b),(d)
4,900 4,900
4.41%, 05/14/2025
(b),(d)
6,000 5,990
$ 76,409
Banks - 7 .82%
Barclays Bank PLC
4.40%, 06/06/2025
(b)
6,000 5,974
CAFCO LLC
4.34%, 05/08/2025
(b)
6,000 5,995

Schedule of Investments
Money Market Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Agricole Corporate and Investment Bank/
New York
4.40%, 07/31/2025 $ 5,000 $ 4,944
DBS Bank Ltd
4.35%, 05/01/2025
(b),(f)
6,000 6,000
4.35%, 05/02/2025
(b),(f)
6,000 5,999
HSBC USA Inc
4.40%, 05/01/2025
(b)
2,200 2,200
4.45%, 05/09/2025
(b)
2,000 1,998
4.45%, 05/27/2025
(b)
4,000 3,987
4.50%, 08/13/2025
(b)
6,600 6,514
ING US Funding LLC (credit support from ING
Bank )
4.35%, 07/01/2025
(b),(d)
6,000 5,956
Mizuho Bank Ltd/New York NY
4.34%, 06/25/2025
(b)
5,000 4,967
4.37%, 06/05/2025
(b)
2,000 1,992
Oversea-Chinese Banking Corp Ltd
4.38%, 05/08/2025
(b),(f)
1,200 1,199
Sheffield Receivables Co LLC
4.36%, 05/28/2025
(b)
5,000 4,984
4.36%, 06/04/2025
(b)
5,000 4,979
4.37%, 05/01/2025
(b)
5,000 5,000
4.38%, 05/12/2025
(b)
4,500 4,494
4.41%, 06/13/2025
(b)
6,000 5,968
United Overseas Bank Ltd
4.36%, 06/23/2025
(b),(f)
6,000 5,962
$ 89,112
Beverages - 2 .11%
Brown-Forman Corp
4.47%, 05/29/2025
(b)
6,100 6,079
4.50%, 05/21/2025
(b)
6,000 5,985
4.55%, 05/08/2025
(b)
6,000 5,995
4.62%, 05/16/2025
(b)
6,000 5,988
$ 24,047
Chemicals - 2 .67%
Air Products and Chemicals Inc
4.35%, 05/05/2025
(b)
6,500 6,495
4.42%, 05/20/2025
(b)
7,000 6,984
Chevron Phillips Chemical Co LLC
4.66%, 05/13/2025
(b)
5,900 5,891
4.66%, 05/21/2025
(b)
6,000 5,984
4.72%, 05/16/2025
(b)
5,000 4,990
$ 30,344
Commercial Services - 2 .00%
Experian Finance PLC (credit support from
Experian PLC )
4.60%, 05/01/2025
(b),(d)
6,000 6,000
4.62%, 05/12/2025
(b),(d)
5,700 5,692
4.65%, 05/07/2025
(b),(d)
5,450 5,446
4.69%, 05/09/2025
(b),(d)
5,700 5,694
$ 22,832
Diversified Financial Services - 21 .66%
AllianceBernstein LP
4.35%, 06/02/2025
(b)
6,000 5,977
4.42%, 06/04/2025
(b)
5,500 5,477
Anglesea Funding LLC
4.34%, 05/01/2025
(b)
6,500 6,500
4.35%, 05/02/2025
(b)
6,500 6,499
BofA Securities Inc
4.35%, 05/29/2025 6,000 5,980
4.42%, 07/03/2025 5,080 5,041
Cabot Trail Funding LLC
4.35%, 05/06/2025
(b)
5,500 5,497
4.35%, 07/14/2025
(b)
6,000 5,946
4.40%, 07/23/2025
(b)
5,000 4,949
Chesham Finance Ltd / Chesham Finance LLC
4.34%, 05/01/2025
(b)
23,000 23,000
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
DCAT LLC
4.37%, 05/01/2025 $ 6,500 $ 6,500
4.37%, 05/02/2025 6,000 5,999
4.40%, 05/22/2025 10,500 10,473
4.47%, 06/09/2025 4,300 4,279
Equitable Short Term Funding LLC
4.40%, 05/13/2025
(b)
6,000 5,991
4.42%, 06/09/2025
(b)
5,000 4,976
4.42%, 07/07/2025
(b)
5,750 5,703
Glencove Funding LLC
4.37%, 05/02/2025
(b)
6,000 5,999
4.41%, 07/31/2025
(b)
5,000 4,944
4.42%, 07/24/2025
(b)
5,000 4,949
Gotham Funding Corp
4.36%, 05/01/2025
(b)
4,000 4,000
4.43%, 07/09/2025
(b)
900 892
Great Bear Funding LLC
4.35%, 05/02/2025
(b)
6,000 5,999
4.35%, 05/06/2025
(b)
6,000 5,996
4.35%, 05/07/2025
(b)
6,500 6,495
Lion Bay Funding LLC
4.35%, 05/07/2025
(b)
6,000 5,996
Longship Funding LLC
4.36%, 05/28/2025
(b)
6,000 5,980
LSEGA Financing PLC (credit support from London
Stock Exchange Group PLC )
4.43%, 05/06/2025
(b),(d)
5,000 4,997
4.44%, 05/07/2025
(b),(d)
6,000 5,996
4.45%, 06/30/2025
(b),(d)
4,620 4,586
4.53%, 05/19/2025
(b),(d)
5,000 4,989
Manhattan Asset Funding Co LLC
4.41%, 07/15/2025
(b)
5,500 5,450
Nieuw Amsterdam Receivables Corp BV
4.41%, 06/18/2025
(b)
2,455 2,441
Podium Funding Trust
4.37%, 05/06/2025 5,300 5,297
4.38%, 05/15/2025 6,000 5,990
4.42%, 07/15/2025 5,630 5,578
4.55%, 05/20/2025 5,000 4,988
Prudential International Treasury Ltd (credit support
from Prudential PLC )
4.35%, 05/19/2025
(b),(d)
5,000 4,989
4.40%, 05/06/2025
(b),(d)
6,000 5,996
Starbird Funding Corp
4.33%, 05/01/2025
(b)
15,470 15,470
$ 246,804
Electric - 2 .42%
National Rural Utilities Cooperative Finance Corp
4.40%, 05/01/2025 5,360 5,360
4.48%, 05/09/2025 5,000 4,995
4.50%, 05/08/2025 6,000 5,995
4.50%, 05/21/2025 5,800 5,785
4.50%, 05/23/2025 5,500 5,485
$ 27,620
Electrical Components & Equipment - 0 .12%
Emerson Electric Co
4.34%, 07/14/2025
(b)
1,400 1,388
Food - 1 .57%
Mars Inc
4.40%, 06/26/2025
(b)
6,000 5,959
4.42%, 05/15/2025
(b)
6,000 5,990
Unilever Capital Corp (credit support from Unilever
PLC )
4.37%, 05/12/2025
(b),(d)
6,000 5,992
$ 17,941

Schedule of Investments
Money Market Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 1 .62%
UnitedHealth Group Inc
4.37%, 05/07/2025
(b)
$ 6,000 $ 5,996
4.40%, 05/01/2025
(b)
6,000 6,000
4.40%, 05/02/2025
(b)
6,500 6,499
$ 18,495
Holding Companies - Diversified - 1 .05%
Koch Cos LLC
4.34%, 05/05/2025 12,000 11,994
Insurance - 1 .72%
New York Life Capital Corp (credit support from
New York Life Insurance )
4.42%, 05/12/2025
(b),(d)
6,600 6,591
Prudential Financial Inc
4.35%, 05/05/2025
(b)
7,000 6,997
4.40%, 05/16/2025
(b)
6,000 5,989
$ 19,577
Internet - 0 .58%
Alphabet Inc
4.40%, 05/14/2025
(b)
6,600 6,590
Machinery - Diversified - 0 .96%
John Deere Financial Inc (credit support from John
Deere Capital )
4.43%, 07/08/2025
(b),(d)
5,000 4,958
4.44%, 06/04/2025
(b),(d)
6,000 5,975
$ 10,933
Media - 1 .05%
Walt Disney Co/The (credit support from TWDC
Enteprises )
4.36%, 07/07/2025
(b),(d)
6,000 5,951
4.37%, 06/09/2025
(b),(d)
6,000 5,972
$ 11,923
Mining - 1 .62%
Rio Tinto Finance USA PLC (credit support from
Rio Tinto PLC )
4.36%, 05/09/2025
(b),(d)
6,000 5,994
4.36%, 06/03/2025
(b),(d)
5,430 5,409
4.36%, 06/23/2025
(b),(d)
6,500 6,458
4.36%, 06/26/2025
(b),(d)
560 556
$ 18,417
Oil & Gas - 3 .90%
BP Capital Markets PLC (credit support from BP
PLC )
4.40%, 05/05/2025
(b),(d)
7,000 6,997
4.41%, 05/01/2025
(b),(d)
6,500 6,500
4.42%, 05/06/2025
(b),(d)
6,000 5,996
4.42%, 05/07/2025
(b),(d)
6,500 6,495
TotalEnergies Capital SA (credit support from Total
SA )
4.37%, 05/01/2025
(b),(d)
6,000 6,000
4.37%, 05/02/2025
(b),(d)
6,500 6,499
4.37%, 05/07/2025
(b),(d)
6,000 5,996
$ 44,483
Oil & Gas Services - 1 .75%
Schlumberger Investment SA (credit support from
Schlumberger NV )
4.35%, 05/01/2025
(b),(d)
20,000 20,000
Pharmaceuticals - 0 .53%
Novartis Finance Corp (credit support from Novartis
AG )
4.31%, 05/05/2025
(b),(d)
6,000 5,997
Private Equity - 0 .39%
Brookfield Corporate Treasury Ltd (credit support
from Brookfield Corp )
4.80%, 05/07/2025
(b),(d)
4,500 4,496
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 2 .10%
Analog Devices Inc
4.39%, 05/02/2025
(b)
$ 6,000 $ 5,999
4.40%, 05/08/2025
(b)
6,000 5,995
4.42%, 05/22/2025
(b)
6,000 5,984
4.43%, 05/15/2025
(b)
6,000 5,990
$ 23,968
Supranational Bank - 0 .54%
Corp Andina de Fomento
4.33%, 05/05/2025
(b)
6,100 6,097
Telecommunications - 2 .30%
Telstra Group Ltd (credit support from Telstra
Corporation )
4.45%, 05/22/2025
(b),(d)
5,920 5,905
4.50%, 06/27/2025
(b),(d)
4,500 4,468
4.54%, 06/26/2025
(b),(d)
5,000 4,965
4.54%, 07/03/2025
(b),(d)
5,000 4,960
4.55%, 06/18/2025
(b),(d)
6,000 5,963
$ 26,261
Transportation - 0 .53%
United Parcel Service Inc
4.35%, 05/06/2025
(b)
6,000 5,996
Water - 2 .17%
American Water Capital Corp (credit support from
American Water Works )
4.56%, 05/12/2025
(b),(d)
6,000 5,992
4.57%, 05/06/2025
(b),(d)
6,300 6,296
4.57%, 05/09/2025
(b),(d)
6,500 6,493
4.58%, 05/07/2025
(b),(d)
6,000 5,995
$ 24,776
TOTAL COMMERCIAL PAPER $ 830,612
REPURCHASE AGREEMENTS - 16 .67%
Maturity Amount
(000's) Value (000's)
Banks - 16 .67%
Bank of New York Mellon Repurchase Agreement;
4.36% traded 04/30/2025 maturing 05/01/2025
(collateralized by US Government Security;
$40,800,091; 3.875%; dated 04/30/2030)
$ 40,005 $ 40,000
Barclays Capital Repurchase Agreement; 4.36%
traded 04/30/2025 maturing 05/01/2025
(collateralized by US Government Securities;
$40,800,002; 3.875%-4.00%; dated
08/15/2033-02/15/2034)
40,005 40,000
Goldman Sachs Repurchase Agreement; 4.34%
traded 04/30/2025 maturing 05/01/2025
(collateralized by US Government Securities;
$30,600,001; 0.00%-2.375%; dated
02/15/2035-05/15/2051)
30,004 30,000
HSBC Bank USA Repurchase Agreement;
4.34% traded 04/30/2025 maturing
05/01/2025 (collateralized by US Government
Securities; $40,800,000; 2.00%-6.00%; dated
04/01/2030-01/01/2053)
40,005 40,000
Merrill Lynch Repurchase Agreement; 4.35% traded
04/30/2025 maturing 05/01/2025 (collateralized
by US Government Security; $40,800,037;
4.00%; dated 01/31/2031)
40,005 40,000
$ 190,000
TOTAL REPURCHASE AGREEMENTS $ 190,000
Total Investments $ 1,147,169
Other Assets and Liabilities -  (0.65)% (7,453)
TOTAL NET ASSETS - 100.00% $ 1,139,716

Schedule of Investments
Money Market Fund
April 30, 2025 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $732,485 or 64.27% of net assets.
(c) Security purchased on a when-issued basis.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security issued by foreign bank and denominated in USD.

Schedule of Investments
Overseas Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .30 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .19%
iShares MSCI EAFE Value ETF
(a)
39,100 $ 2,384
Money Market Funds - 4 .11%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(b),(c)
3,250,169 3,250
Principal Government Money Market Fund - Class
R-6 4.19%
(b),(c),(d)
46,987,164 46,987
$ 50,237
TOTAL INVESTMENT COMPANIES $ 52,621
COMMON STOCKS - 96 .24 % Shares Held Value (000's)
Advertising - 0 .50%
Publicis Groupe SA 2,684 $ 273
WPP PLC 758,007 5,877
$ 6,150
Aerospace & Defense - 4 .13%
Dassault Aviation SA 115 42
Elbit Systems Ltd 111 43
MTU Aero Engines AG 221 77
Rheinmetall AG 10,679 18,187
Rolls-Royce Holdings PLC 2,108,805 21,346
Singapore Technologies Engineering Ltd 6,400 36
Thales SA 38,374 10,749
$ 50,480
Agriculture - 0 .65%
British American Tobacco PLC 161,175 7,021
Imperial Brands PLC 9,297 382
Japan Tobacco Inc 14,100 434
Wilmar International Ltd 22,300 52
$ 7,889
Airlines - 0 .01%
Deutsche Lufthansa AG 7,432 53
Japan Airlines Co Ltd 1,800 33
Singapore Airlines Ltd 11,400 59
$ 145
Apparel - 1 .79%
Kering SA 107,435 21,858
Automobile Manufacturers - 0 .40%
Bayerische Motoren Werke AG 3,400 288
Daimler Truck Holding AG 5,570 224
Honda Motor Co Ltd 52,600 535
Isuzu Motors Ltd 6,500 88
Mercedes-Benz Group AG 8,465 506
Nissan Motor Co Ltd 27,200 65
Renault SA 2,254 120
Stellantis NV 23,758 221
Subaru Corp 6,800 123
Suzuki Motor Corp 12,000 144
Toyota Motor Corp 111,050 2,121
Volvo AB - B Shares 18,618 506
$ 4,941
Automobile Parts & Equipment - 0 .93%
Aisin Corp 6,000 76
Bridgestone Corp 6,700 280
Cie Generale des Etablissements Michelin SCA 7,860 287
Continental AG 131,658 10,293
Denso Corp 7,600 98
Sumitomo Electric Industries Ltd 8,400 135
Toyota Industries Corp 1,900 223
$ 11,392
Banks - 13 .64%
ABN AMRO Bank NV
(e)
460,643 9,546
AIB Group PLC 24,557 165
ANZ Group Holdings Ltd 34,921 668
Banco Bilbao Vizcaya Argentaria SA 67,544 927
Banco BPM SpA 15,091 169
Banco de Sabadell SA 63,752 186
Banco Santander SA 177,577 1,250
Bank Hapoalim BM 14,753 216
Bank Leumi Le-Israel BM 17,609 250
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank of Ireland Group PLC 11,760 $ 138
Bank of Nova Scotia/The 204,100 10,212
Banque Cantonale Vaudoise 353 44
Barclays PLC 5,140,672 20,478
BNP Paribas SA 351,552 29,787
BOC Hong Kong Holdings Ltd 42,800 178
BPER Banca SPA 11,658 95
CaixaBank SA 46,243 354
Chiba Bank Ltd/The 7,000 62
Commerzbank AG 7,221 191
Concordia Financial Group Ltd 12,200 79
Credit Agricole SA 12,473 234
Danske Bank A/S 8,085 284
DBS Group Holdings Ltd 8,200 266
Deutsche Bank AG 250,330 6,564
DNB Bank ASA 10,496 262
Erste Group Bank AG 3,611 245
FinecoBank Banca Fineco SpA 7,161 143
Hang Seng Bank Ltd 8,700 122
HSBC Holdings PLC 209,466 2,335
ING Groep NV 412,707 8,014
Intesa Sanpaolo SpA 177,352 947
Israel Discount Bank Ltd 14,444 108
Japan Post Bank Co Ltd 21,200 218
KBC Group NV 2,694 248
Lloyds Banking Group PLC 710,403 698
Mediobanca Banca di Credito Finanziario SpA 5,859 120
Mitsubishi UFJ Financial Group Inc 134,300 1,692
Mizrahi Tefahot Bank Ltd 1,820 92
Mizuho Financial Group Inc 28,300 708
National Australia Bank Ltd 36,043 832
NatWest Group PLC 417,515 2,686
Nordea Bank Abp 871,617 12,071
Oversea-Chinese Banking Corp Ltd 39,700 491
Resona Holdings Inc 24,400 196
Shinhan Financial Group Co Ltd 108,641 3,926
Skandinaviska Enskilda Banken AB 18,596 295
Societe Generale SA 121,171 6,318
Standard Chartered PLC 1,434,984 20,668
Sumitomo Mitsui Financial Group Inc 43,700 1,043
Sumitomo Mitsui Trust Group Inc 7,614 188
Svenska Handelsbanken AB 17,091 224
Swedbank AB 9,951 248
UniCredit SpA 219,230 12,755
United Overseas Bank Ltd 216,600 5,753
Westpac Banking Corp 40,231 844
$ 166,833
Beverages - 3 .25%
Anheuser-Busch InBev SA/NV 181,169 11,941
Carlsberg AS 62,692 8,542
Coca-Cola Europacific Partners PLC 2,430 221
Coca-Cola HBC AG
(f)
1,274 66
Diageo PLC 409,939 11,511
Heineken NV 79,075 7,078
JDE Peet's NV 2,003 48
Kirin Holdings Co Ltd 9,000 136
Pernod Ricard SA 2,367 257
$ 39,800
Building Materials - 1 .96%
AGC Inc 2,300 72
Cie de Saint-Gobain SA 117,318 12,755
Geberit AG 138 95
Heidelberg Materials AG 1,601 320
Holcim AG
(f)
6,112 683
Svenska Cellulosa AB SCA 7,110 92
TOTO Ltd 375,900 9,912
$ 23,929

Schedule of Investments
Overseas Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 4 .36%
Akzo Nobel NV
(a)
380,657 $ 24,033
Arkema SA 93,607 7,117
Asahi Kasei Corp 14,500 101
BASF SE 228,299 11,659
Croda International PLC 1,010 40
DSM-Firmenich AG 2,182 237
EMS-Chemie Holding AG 28 21
Evonik Industries AG 3,006 67
ICL Group Ltd 9,072 60
Mitsubishi Chemical Group Corp 15,800 77
Syensqo SA 46,034 3,293
Toray Industries Inc 16,200 103
Tosoh Corp 461,100 6,500
$ 53,308
Commercial Services - 1 .72%
Dai Nippon Printing Co Ltd 4,500 63
Intertek Group PLC 662 41
Nexi SpA
(e),(f)
5,766 34
Persol Holdings Co Ltd 4,057,700 7,350
Randstad NV 174,227 6,993
RELX PLC 113,052 6,154
Secom Co Ltd 4,900 180
Securitas AB 5,764 91
SGS SA 889 87
TOPPAN Holdings Inc 2,900 81
$ 21,074
Computers - 1 .29%
Capgemini SE 42,504 6,786
Fujitsu Ltd 396,000 8,797
NEC Corp 5,100 124
Otsuka Corp 1,400 31
SCSK Corp 900 24
Teleperformance SE 633 69
$ 15,831
Consumer Products - 1 .53%
Henkel AG & Co KGaA 1,219 86
Reckitt Benckiser Group PLC 289,322 18,675
$ 18,761
Cosmetics & Personal Care - 0 .07%
Kao Corp 3,600 154
Shiseido Co Ltd 1,700 28
Unilever PLC 10,168 648
$ 830
Distribution & Wholesale - 0 .18%
Bunzl PLC 1,435 45
Marubeni Corp 16,600 294
Mitsubishi Corp 40,100 761
Mitsui & Co Ltd 29,600 599
Rexel SA 2,623 73
Sumitomo Corp 12,700 310
Toyota Tsusho Corp 7,500 149
$ 2,231
Diversified Financial Services - 3 .90%
AerCap Holdings NV 2,277 241
Amundi SA
(e)
722 57
ASX Ltd 1,201 54
Azimut Holding SpA 413,169 11,482
Daiwa Securities Group Inc 15,600 103
Euronext NV
(e)
46,842 7,830
Japan Exchange Group Inc 4,100 46
Julius Baer Group Ltd 271,096 17,580
Mitsubishi HC Capital Inc 10,400 73
Nomura Holdings Inc 35,200 196
ORIX Corp 13,600 273
SBI Holdings Inc 3,200 84
Schroders PLC 9,408 41
St James's Place PLC 767,144 9,670
$ 47,730
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 3 .52%
Chubu Electric Power Co Inc 7,500 $ 97
CLP Holdings Ltd 19,500 166
Contact Energy Ltd 9,350 49
E.ON SE 317,963 5,561
EDP SA 36,773 145
Endesa SA 3,724 112
Enel SpA 2,596,000 22,504
Engie SA 21,405 442
Fortum Oyj 632,329 10,602
Iberdrola SA 68,286 1,231
Kansai Electric Power Co Inc/The 7,200 89
Korea Electric Power Corp 25,305 456
Meridian Energy Ltd 16,147 53
National Grid PLC 57,336 828
Origin Energy Ltd 10,092 69
Power Assets Holdings Ltd 16,000 106
Redeia Corp SA 4,756 100
RWE AG 7,413 288
Terna - Rete Elettrica Nazionale 16,488 164
$ 43,062
Electrical Components & Equipment - 0 .01%
Legrand SA 1,077 118
Electronics - 2 .08%
Kyocera Corp 15,000 178
MINEBEA MITSUMI Inc 413,300 6,057
Murata Manufacturing Co Ltd 935,786 13,332
Spectris PLC 221,261 5,923
$ 25,490
Energy - Alternate Sources - 0 .00%
Vestas Wind Systems A/S 4,143 55
Engineering & Construction - 0 .78%
Acciona SA 289 42
ACS Actividades de Construccion y Servicios SA 2,089 131
Aeroports de Paris SA 406 51
Auckland International Airport Ltd 19,707 88
Bouygues SA 2,222 98
Eiffage SA 805 109
Fraport AG Frankfurt Airport Services Worldwide
(f)
115,443 7,651
Kajima Corp 4,700 112
Keppel Ltd 17,200 86
Obayashi Corp 7,500 116
Skanska AB 3,990 93
Taisei Corp 1,900 103
Vinci SA 5,800 815
$ 9,495
Entertainment - 0 .01%
Entain PLC 7,116 61
Genting Singapore Ltd 70,900 40
Toho Co Ltd/Tokyo 800 46
$ 147
Food - 0 .38%
Carrefour SA 6,356 98
CK Hutchison Holdings Ltd 31,500 178
Coles Group Ltd 10,210 139
Danone SA 7,570 651
J Sainsbury PLC 20,555 73
Kesko Oyj 3,203 73
Koninklijke Ahold Delhaize NV 10,792 443
MEIJI Holdings Co Ltd 2,900 71
Nestle SA 19,964 2,125
Orkla ASA 8,213 92
Salmar ASA 575 28
Tesco PLC 78,995 391
WH Group Ltd
(e)
96,000 86
Woolworths Group Ltd 9,305 188
Yakult Honsha Co Ltd 2,100 43
$ 4,679

Schedule of Investments
Overseas Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food Service - 0 .04%
Compass Group PLC 7,203 $ 243
Sodexo SA 3,579 227
$ 470
Forest Products & Paper - 0 .73%
Holmen AB 893 35
Mondi PLC 578,998 8,789
UPM-Kymmene Oyj 6,256 166
$ 8,990
Gas - 1 .94%
Centrica PLC 5,140,126 11,005
Osaka Gas Co Ltd 4,300 109
Snam SpA 2,195,381 12,601
$ 23,715
Hand & Machine Tools - 0 .72%
Makita Corp 295,746 8,649
Schindler Holding AG - PC 168 61
Schindler Holding AG - REG 138 49
$ 8,759
Healthcare - Products - 3 .93%
Elekta AB 1,145,574 5,833
EssilorLuxottica SA 1,220 352
FUJIFILM Holdings Corp 8,500 174
Getinge AB 415,272 8,026
Koninklijke Philips NV
(f)
411,295 10,438
Olympus Corp 592,627 7,765
Smith & Nephew PLC 1,101,674 15,504
$ 48,092
Healthcare - Services - 0 .03%
Fresenius Medical Care AG 2,409 123
Fresenius SE & Co KGaA 4,953 235
$ 358
Holding Companies - Diversified - 0 .51%
Jardine Matheson Holdings Ltd 140,318 6,235
Swire Pacific Ltd 4,500 39
Wharf Holdings Ltd/The 8,000 20
$ 6,294
Home Builders - 1 .26%
Barratt Redrow PLC 16,153 101
Berkeley Group Holdings PLC 90,229 5,029
Daiwa House Industry Co Ltd 6,600 239
Persimmon PLC 572,581 9,909
Sekisui Chemical Co Ltd 4,400 77
$ 15,355
Home Furnishings - 0 .03%
Hoshizaki Corp 400 17
Panasonic Holdings Corp 27,200 312
$ 329
Insurance - 6 .25%
Admiral Group PLC 1,527 66
Aegon Ltd 15,492 100
Ageas SA/NV 1,761 111
AIA Group Ltd 1,174,600 8,801
Allianz SE 4,529 1,873
ASR Nederland NV 1,857 117
Aviva PLC 31,377 235
AXA SA 186,742 8,832
Baloise Holding AG 483 108
Dai-ichi Life Holdings Inc 42,400 306
Generali 11,037 403
Helvetia Holding AG 435 96
Insurance Australia Group Ltd 27,719 146
Japan Post Holdings Co Ltd 22,500 219
Japan Post Insurance Co Ltd 2,400 48
Legal & General Group PLC 4,091,391 12,884
M&G PLC 3,345,702 9,284
Medibank Pvt Ltd 32,269 96
MS&AD Insurance Group Holdings Inc 5,200 118
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1,570 $ 1,075
NN Group NV 3,155 194
Phoenix Group Holdings PLC 8,226 66
Prudential PLC 1,070,261 11,380
QBE Insurance Group Ltd 11,468 159
Sampo Oyj 28,374 284
Samsung Fire & Marine Insurance Co Ltd 6,800 1,794
SCOR SE 370,072 11,661
Sompo Holdings Inc 99,500 3,260
Suncorp Group Ltd 12,689 165
Swiss Life Holding AG 337 337
Swiss Re AG 3,539 635
T&D Holdings Inc 5,800 123
Talanx AG 757 87
Tryg A/S 3,974 95
Unipol Assicurazioni SpA 4,203 75
Zurich Insurance Group AG 1,715 1,216
$ 76,449
Internet - 0 .60%
LY Corp 33,200 126
Prosus NV
(f)
8,018 376
Rakuten Group Inc
(f)
6,200 36
Tencent Holdings Ltd 111,300 6,817
$ 7,355
Investment Companies - 0 .04%
Eurazeo SE 490 36
EXOR NV 1,036 98
Groupe Bruxelles Lambert NV 975 80
Industrivarden AB - A Shares 1,398 49
Industrivarden AB - C Shares 1,815 64
Infratil Ltd 5,389 34
L E Lundbergforetagen AB 892 47
Sofina SA 182 51
Washington H Soul Pattinson & Co Ltd
(a)
2,803 66
$ 525
Iron & Steel - 0 .68%
ArcelorMittal SA 260,324 7,698
BlueScope Steel Ltd 5,141 79
Fortescue Ltd 19,844 205
JFE Holdings Inc 6,800 79
Nippon Steel Corp 11,400 240
$ 8,301
Leisure Products & Services - 0 .66%
Carnival Corp
(f)
434,254 7,964
Yamaha Motor Co Ltd 10,800 85
$ 8,049
Lodging - 0 .01%
Whitbread PLC 2,068 72
Machinery - Construction & Mining - 0 .71%
Komatsu Ltd 270,947 7,836
Mitsubishi Electric Corp 22,300 431
Sandvik AB 8,122 168
Siemens Energy AG
(f)
2,625 202
$ 8,637
Machinery - Diversified - 2 .77%
FANUC Corp 440,300 11,175
Kone Oyj 2,590 160
Kubota Corp 11,400 132
Nabtesco Corp 424,258 6,368
Omron Corp 175,779 5,218
SMC Corp 33,400 10,810
Spirax Group PLC 320 25
$ 33,888

Schedule of Investments
Overseas Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .03%
Bollore SE 8,353 $ 52
Informa PLC 15,586 152
Pearson PLC 7,027 113
$ 317
Metal Fabrication & Hardware - 0 .46%
MISUMI Group Inc 391,969 5,491
SKF AB 3,998 78
Tenaris SA 4,844 81
$ 5,650
Mining - 1 .22%
Anglo American PLC 14,894 407
Barrick Gold Corp 196,900 3,755
BHP Group Ltd 59,467 1,417
Boliden AB
(f)
253,075 7,754
Glencore PLC
(f)
121,533 398
Rio Tinto Ltd 4,352 326
Rio Tinto PLC 13,218 788
South32 Ltd 18,670 32
Sumitomo Metal Mining Co Ltd 2,800 62
$ 14,939
Miscellaneous Manufacturers - 2 .19%
Alstom SA
(f)
1,020,477 24,644
Siemens AG 5,794 1,334
Smiths Group PLC 33,088 824
$ 26,802
Office & Business Equipment - 0 .01%
Ricoh Co Ltd 6,300 66
Seiko Epson Corp 3,400 47
$ 113
Oil & Gas - 3 .36%
Aker BP ASA 412,993 8,866
BP PLC 2,770,114 12,790
DCC PLC
(f)
1,161 76
ENEOS Holdings Inc 31,810 153
Eni SpA 25,020 358
Equinor ASA 302,019 6,836
Idemitsu Kosan Co Ltd 6,900 43
Inpex Corp 10,200 128
Neste Oyj 4,959 52
OMV AG 1,727 89
Repsol SA 13,563 166
Santos Ltd 38,057 146
Shell PLC 71,425 2,305
Suncor Energy Inc 207,432 7,326
TotalEnergies SE 25,293 1,441
Woodside Energy Group Ltd 22,253 290
$ 41,065
Oil & Gas Services - 0 .49%
Saipem SpA 2,617,360 6,046
Packaging & Containers - 0 .68%
SIG Group AG
(f)
1,792 35
Smurfit WestRock PLC 93,944 3,948
Stora Enso Oyj 470,104 4,366
$ 8,349
Pharmaceuticals - 6 .06%
Astellas Pharma Inc 20,900 209
AstraZeneca PLC 111,829 16,021
Bayer AG 11,515 302
Eisai Co Ltd 3,100 89
GSK PLC 535,226 10,588
Hikma Pharmaceuticals PLC 1,952 52
Ipsen SA 445 52
Kyowa Kirin Co Ltd 2,900 45
Novartis AG 11,555 1,318
Novo Nordisk A/S 72,608 4,855
Ono Pharmaceutical Co Ltd 4,400 51
Orion Oyj 827 52
Roche Holding AG 50,668 16,568
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Sandoz Group AG 4,901 $ 212
Sanofi SA 210,355 23,011
Shionogi & Co Ltd 8,800 148
Takeda Pharmaceutical Co Ltd 12,100 366
Teva Pharmaceutical Industries Ltd ADR
(f)
13,130 204
Zealand Pharma A/S
(f)
248 17
$ 74,160
Pipelines - 0 .73%
APA Group 15,174 80
Enbridge Inc 188,003 8,792
$ 8,872
Private Equity - 0 .06%
3i Group PLC 11,411 647
CapitaLand Investment Ltd/Singapore 28,500 60
$ 707
Real Estate - 0 .17%
Azrieli Group Ltd 497 36
CK Asset Holdings Ltd 22,000 90
Daito Trust Construction Co Ltd 700 78
Fastighets AB Balder
(f)
8,411 61
Henderson Land Development Co Ltd 16,438 47
Hongkong Land Holdings Ltd 12,901 63
Hulic Co Ltd 5,300 55
LEG Immobilien SE 875 74
Mitsubishi Estate Co Ltd 12,500 220
Mitsui Fudosan Co Ltd 31,000 307
Sagax AB 1,287 29
Sekisui House Ltd 7,000 161
Sino Land Co Ltd 48,000 49
Sumitomo Realty & Development Co Ltd 3,600 134
Sun Hung Kai Properties Ltd 16,883 160
Swiss Prime Site AG 906 128
Vonovia SE 8,679 288
Wharf Real Estate Investment Co Ltd 19,000 46
$ 2,026
REITs - 1 .15%
CapitaLand Ascendas REIT 43,200 88
CapitaLand Integrated Commercial Trust 67,715 111
Covivio SA/France 654 37
Gecina SA 542 56
Goodman Group 8,330 159
GPT Group/The 22,446 67
Klepierre SA 2,523 92
Land Securities Group PLC 8,290 66
Link REIT 30,380 142
LondonMetric Property PLC 2,933,931 7,528
Nippon Building Fund Inc 90 84
Scentre Group 60,958 141
Segro PLC 578,039 5,258
Stockland 27,972 98
Unibail-Rodamco-Westfield 1,422 120
Vicinity Ltd 45,339 69
$ 14,116
Retail - 1 .11%
Associated British Foods PLC 3,844 106
Kingfisher PLC 1,245,159 4,786
MatsukiyoCocokara & Co 3,900 71
Swatch Group AG/The - BR
(a)
340 59
Tokyo Gas Co Ltd 4,100 136
Welcia Holdings Co Ltd
(a)
475,854 8,390
$ 13,548
Semiconductors - 5 .41%
ASMPT Ltd 736,754 4,957
Infineon Technologies AG 600,774 19,899
Renesas Electronics Corp 1,422,700 16,696
Samsung Electronics Co Ltd 507,528 19,802
SK Hynix Inc 38,558 4,811
$ 66,165

Schedule of Investments
Overseas Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 0 .61%
SAP SE 25,405 $ 7,433
Temenos AG 376 27
TIS Inc 900 26
$ 7,486
Telecommunications - 1 .19%
BT Group PLC 75,841 176
Deutsche Telekom AG 289,027 10,381
Elisa Oyj 1,668 89
HKT Trust & HKT Ltd 45,000 64
KDDI Corp 36,000 638
Koninklijke KPN NV 45,571 212
Nippon Telegraph & Telephone Corp 350,100 366
Nokia OYJ 62,411 312
Orange SA 21,823 317
SoftBank Corp 335,100 507
Swisscom AG
(f)
304 203
Tele2 AB 6,405 94
Telecom Italia SpA/Milano
(f)
117,738 47
Telefonaktiebolaget LM Ericsson 32,552 275
Telefonica SA 46,513 239
Telenor ASA 7,217 108
Telia Co AB 27,646 104
Telstra Group Ltd 47,390 137
Vodafone Group PLC 238,301 234
$ 14,503
Toys, Games & Hobbies - 0 .57%
Bandai Namco Holdings Inc 4,500 156
Nintendo Co Ltd 82,800 6,874
$ 7,030
Transportation - 2 .70%
AP Moller - Maersk A/S - A 35 60
AP Moller - Maersk A/S - B 55 95
Canadian Pacific Kansas City Ltd 209,425 15,211
Central Japan Railway Co 9,000 189
Deutsche Post AG 187,924 8,030
East Japan Railway Co 10,600 230
Getlink SE 2,306 44
Hankyu Hanshin Holdings Inc 2,700 77
Kawasaki Kisen Kaisha Ltd 4,300 59
Kuehne + Nagel International AG 567 130
Mitsui OSK Lines Ltd 4,000 133
Nippon Express Holdings Inc 463,600 8,279
Nippon Yusen KK 5,100 167
Poste Italiane SpA
(e)
5,358 109
SG Holdings Co Ltd 4,000 42
Tokyu Corp 6,300 76
West Japan Railway Co 5,200 109
$ 33,040
Water - 0 .04%
Severn Trent PLC 3,168 118
United Utilities Group PLC 7,992 120
Veolia Environnement SA 8,247 301
$ 539
TOTAL COMMON STOCKS $ 1,177,339
PREFERRED STOCKS - 0 .84 % Shares Held Value (000's)
Automobile Manufacturers - 0 .83%
Bayerische Motoren Werke AG 4.32% 657 $ 53
Dr Ing hc F Porsche AG 2.31%
(e)
193,925 9,749
Porsche Automobil Holding SE 1.91% 1,797 74
Volkswagen AG 6.36% 2,419 263
$ 10,139
Consumer Products - 0 .01%
Henkel AG & Co KGaA 2.04% 1,986 154
TOTAL PREFERRED STOCKS $ 10,293
Total Investments $ 1,240,253
Other Assets and Liabilities -  (1.38)% (16,910)
TOTAL NET ASSETS - 100.00% $ 1,223,343
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $29,604 or 2.42% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $31,030 or
2.54% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $27,411 or 2.24% of net assets.
(f) Non-income producing security

Schedule of Investments
Overseas Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 11,503 $ 392,279 $ 356,795 $ 46,987
$ 11,503 $ 392,279 $ 356,795 $ 46,987
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 428 $ — $ — $ —
$ 428 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2025 Long 28 $ 3,493 $ 23
Total $ 23
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .58 % Shares Held Value (000's)
Money Market Funds - 0 .58%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
25,461,996 $ 25,462
TOTAL INVESTMENT COMPANIES $ 25,462
COMMON STOCKS - 99 .40 % Shares Held Value (000's)
Aerospace & Defense - 0 .62%
RTX Corp 215,926 $ 27,235
Apparel - 1 .45%
Birkenstock Holding Plc
(c)
615,960 31,679
Deckers Outdoor Corp
(c)
290,874 32,237
$ 63,916
Automobile Manufacturers - 1 .33%
Cummins Inc 78,850 23,169
PACCAR Inc 263,463 23,767
Tesla Inc
(c)
41,410 11,684
$ 58,620
Banks - 4 .75%
East West Bancorp Inc 194,643 16,652
JPMorgan Chase & Co 564,504 138,089
Morgan Stanley 222,557 25,687
PNC Financial Services Group Inc/The 126,845 20,383
Wintrust Financial Corp 80,262 8,923
$ 209,734
Biotechnology - 1 .64%
Corteva Inc 529,276 32,810
Vertex Pharmaceuticals Inc
(c)
77,969 39,725
$ 72,535
Building Materials - 1 .39%
CRH PLC 375,334 35,814
Trane Technologies PLC 66,358 25,436
$ 61,250
Chemicals - 0 .95%
Linde PLC 92,203 41,789
Commercial Services - 0 .51%
Service Corp International/US 281,973 22,530
Computers - 5 .84%
Accenture PLC - Class A 66,068 19,764
Apple Inc 1,119,933 237,986
$ 257,750
Consumer Products - 1 .15%
Church & Dwight Co Inc 509,870 50,650
Cosmetics & Personal Care - 1 .69%
Procter & Gamble Co/The 460,458 74,857
Diversified Financial Services - 5 .03%
Ameriprise Financial Inc 97,053 45,714
Nasdaq Inc 571,073 43,521
Visa Inc 384,759 132,934
$ 222,169
Electric - 1 .25%
Constellation Energy Corp 168,395 37,626
NextEra Energy Inc 264,218 17,671
$ 55,297
Electronics - 0 .25%
NEXTracker Inc
(c)
276,901 11,245
Environmental Control - 1 .68%
Republic Services Inc 295,409 74,074
Gas - 0 .50%
Atmos Energy Corp 136,564 21,936
Healthcare - Products - 2 .12%
Abbott Laboratories 245,437 32,091
GE HealthCare Technologies Inc 341,210 23,997
Thermo Fisher Scientific Inc 87,483 37,530
$ 93,618
Healthcare - Services - 2 .46%
Chemed Corp 37,385 21,740
HCA Healthcare Inc 136,105 46,967
UnitedHealth Group Inc 97,343 40,051
$ 108,758
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .30%
DR Horton Inc 103,496 $ 13,076
Insurance - 3 .52%
Berkshire Hathaway Inc - Class B
(c)
133,147 71,001
Marsh & McLennan Cos Inc 170,961 38,546
Progressive Corp/The 163,451 46,051
$ 155,598
Internet - 11 .23%
Alphabet Inc - A Shares 954,195 151,526
Amazon.com Inc
(c)
779,636 143,781
Meta Platforms Inc 200,050 109,827
Netflix Inc
(c)
21,306 24,112
Palo Alto Networks Inc
(c)
224,164 41,903
Shopify Inc
(c)
258,344 24,543
$ 495,692
Machinery - Construction & Mining - 1 .05%
Caterpillar Inc 33,036 10,217
GE Vernova Inc 96,957 35,954
$ 46,171
Machinery - Diversified - 0 .90%
Deere & Co 85,945 39,841
Mining - 0 .44%
Cameco Corp 433,041 19,552
Miscellaneous Manufacturers - 0 .87%
Parker-Hannifin Corp 63,352 38,332
Oil & Gas - 2 .60%
Exxon Mobil Corp 616,857 65,159
Marathon Petroleum Corp 261,787 35,972
Permian Resources Corp 1,148,168 13,548
$ 114,679
Pharmaceuticals - 5 .72%
AbbVie Inc 182,398 35,586
Eli Lilly & Co 68,398 61,486
McKesson Corp 102,357 72,959
Merck & Co Inc 324,953 27,686
Novartis AG ADR 484,848 55,026
$ 252,743
Pipelines - 0 .92%
Kinder Morgan Inc 1,545,054 40,635
Private Equity - 0 .63%
KKR & Co Inc 243,396 27,813
REITs - 3 .09%
Equinix Inc 42,532 36,609
Extra Space Storage Inc 272,581 39,938
Prologis Inc 173,139 17,695
Regency Centers Corp 586,932 42,365
$ 136,607
Retail - 7 .94%
Casey's General Stores Inc 140,752 65,110
Chipotle Mexican Grill Inc
(c)
426,109 21,527
Costco Wholesale Corp 70,560 70,172
Domino's Pizza Inc 63,737 31,255
Lululemon Athletica Inc
(c)
39,320 10,647
O'Reilly Automotive Inc
(c)
43,486 61,541
TJX Cos Inc/The 543,947 69,995
Tractor Supply Co 404,950 20,499
$ 350,746
Semiconductors - 8 .82%
Broadcom Inc 496,622 95,585
KLA Corp 38,333 26,936
Lam Research Corp 550,433 39,450
NVIDIA Corp 1,815,948 197,793
Taiwan Semiconductor Manufacturing Co Ltd ADR 179,226 29,875
$ 389,639
Software - 12 .76%
Adobe Inc
(c)
40,885 15,331
Broadridge Financial Solutions Inc 198,941 48,223
Datadog Inc
(c)
94,577 9,662

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Fair Isaac Corp
(c)
24,149 $ 48,049
Fiserv Inc
(c)
173,500 32,023
Microsoft Corp 672,819 265,938
Salesforce Inc 217,220 58,369
ServiceNow Inc
(c)
40,213 38,404
Twilio Inc
(c)
167,854 16,233
Workday Inc
(c)
127,346 31,200
$ 563,432
Telecommunications - 2 .45%
Arista Networks Inc
(c)
184,701 15,195
Motorola Solutions Inc 64,537 28,421
T-Mobile US Inc 262,457 64,814
$ 108,430
Transportation - 0 .47%
Old Dominion Freight Line Inc 135,856 20,824
Water - 1 .08%
American Water Works Co Inc 323,195 47,513
TOTAL COMMON STOCKS $ 4,389,286
Total Investments $ 4,414,748
Other Assets and Liabilities -  0.02% 982
TOTAL NET ASSETS - 100.00% $ 4,415,730
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 24,066 $ 627,343 $ 625,947 $ 25,462
$ 24,066 $ 627,343 $ 625,947 $ 25,462
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 1,052 $ — $ — $ —
$ 1,052 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .04%
Blue Chip Fund
(a)
186,624 $ 8,404
Core Fixed Income Fund
(a)
8,687,550 74,626
Diversified Real Asset Fund
(a)
73,243 839
Global Emerging Markets Fund
(a)
69,990 1,879
High Yield Fund
(a)
2,047,476 13,513
International Equity Fund
(a)
1,325,376 18,237
International Small Company Fund
(a)
81,259 893
LargeCap Growth Fund I
(a)
544,433 8,455
MidCap Fund
(a)
43,522 1,924
Real Estate Securities Fund
(a)
131,529 3,772
SmallCap Fund
(a)
104,733 2,698
SmallCap S&P 600 Index Fund
(a)
33,140 743
Small-MidCap Dividend Income Fund
(a)
110,923 1,919
$ 137,902
Principal Funds, Inc. Institutional Class - 34 .97%
Equity Income Fund
(a)
216,965 8,234
Inflation Protection Fund
(a)
1,589,111 12,443
LargeCap S&P 500 Index Fund
(a)
335,553 9,026
LargeCap Value Fund III
(a)
445,993 8,184
Short-Term Income Fund
(a)
2,997,987 36,246
$ 74,133
TOTAL INVESTMENT COMPANIES $ 212,035
Total Investments $ 212,035
Other Assets and Liabilities -  (0.01)% (19)
TOTAL NET ASSETS - 100.00% $ 212,016
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 9,912 $ 719 $ 2,032 $ 8,404
Core Fixed Income Fund 79,079 7,695 12,434 74,626
Diversified International Fund 18,969 1,270 20,155 —
Diversified Real Asset Fund 976 46 175 839
Equity Income Fund 9,245 1,347 1,279 8,234
Global Emerging Markets Fund 2,009 154 298 1,879
High Income Fund 1,855 50 2,224 —
High Yield Fund 15,974 3,232 5,009 13,513
High Yield Fund - Institutional Class — 2,150 2,150 —
Inflation Protection Fund 13,640 1,208 2,312 12,443
International Equity Fund — 18,903 695 18,237
International Small Company Fund 1,842 261 1,212 893
LargeCap Growth Fund I 9,895 2,679 1,603 8,455
LargeCap S&P 500 Index Fund 10,329 555 1,442 9,026
LargeCap Value Fund III 9,272 1,210 1,279 8,184
MidCap Fund 2,415 160 588 1,924
Real Estate Securities Fund 4,387 264 701 3,772
Short-Term Income Fund 41,120 2,719 7,924 36,246
SmallCap Fund 3,277 288 560 2,698
SmallCap S&P 600 Index Fund — 909 — 743
Small-MidCap Dividend Income Fund 2,137 373 385 1,919
$ 236,333 $ 46,192 $ 64,457 $ 212,035
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 13 $ 842 $ 427 $ (1,037)
Core Fixed Income Fund 1,382 (871) — 1,157
Diversified International Fund 447 6,633 509 (6,717)
Diversified Real Asset Fund 8 4 — (12)
Equity Income Fund 84 183 760 (1,262)
Global Emerging Markets Fund 6 — — 14
High Income Fund 50 (8) — 327
High Yield Fund 504 (36) — (648)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 428 (4) — (89)
International Equity Fund — (5) — 34
International Small Company Fund 49 58 — (56)
LargeCap Growth Fund I 55 271 2,345 (2,787)
LargeCap S&P 500 Index Fund 144 620 132 (1,036)
LargeCap Value Fund III 127 168 563 (1,187)
MidCap Fund 5 12 71 (75)
Real Estate Securities Fund 47 (19) 64 (159)
Short-Term Income Fund 714 (31) — 362
SmallCap Fund 31 6 31 (313)
SmallCap S&P 600 Index Fund 5 — 24 (166)
Small-MidCap Dividend Income Fund 19 — 58 (206)
$ 4,118 $ 7,823 $ 4,984 $ (13,856)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .57%
Blue Chip Fund
(a)
2,183,997 $ 98,345
Core Fixed Income Fund
(a)
80,381,879 690,480
Diversified Real Asset Fund
(a)
697,340 7,985
Global Emerging Markets Fund
(a)
819,791 22,011
High Yield Fund
(a)
18,132,875 119,677
International Equity Fund
(a)
15,521,792 213,580
International Small Company Fund
(a)
950,465 10,446
LargeCap Growth Fund I
(a)
6,371,627 98,951
MidCap Fund
(a)
509,595 22,534
Real Estate Securities Fund
(a)
1,288,856 36,965
SmallCap Fund
(a)
1,215,733 31,317
SmallCap S&P 600 Index Fund
(a)
401,876 9,006
Small-MidCap Dividend Income Fund
(a)
1,298,813 22,470
$ 1,383,767
Principal Funds, Inc. Institutional Class - 33 .44%
Equity Income Fund
(a)
2,538,052 96,319
Inflation Protection Fund
(a)
14,079,974 110,246
LargeCap S&P 500 Index Fund
(a)
3,948,292 106,209
LargeCap Value Fund III
(a)
5,216,768 95,728
Short-Term Income Fund
(a)
23,710,939 286,665
$ 695,167
TOTAL INVESTMENT COMPANIES $ 2,078,934
Total Investments $ 2,078,934
Other Assets and Liabilities -  (0.01)% (207)
TOTAL NET ASSETS - 100.00% $ 2,078,727
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 118,173 $ 5,340 $ 22,678 $ 98,345
Core Fixed Income Fund 730,173 48,677 91,099 690,480
Diversified International Fund 225,830 11,553 236,379 —
Diversified Real Asset Fund 9,355 77 1,364 7,985
Equity Income Fund 110,253 11,319 12,135 96,319
Global Emerging Markets Fund 24,718 80 2,950 22,011
High Income Fund 16,009 430 19,075 —
High Yield Fund 139,663 25,085 39,196 119,677
High Yield Fund - Institutional Class — 18,437 18,437 —
Inflation Protection Fund 119,610 7,556 16,093 110,246
International Equity Fund — 221,724 8,406 213,580
International Small Company Fund 21,833 2,420 13,804 10,446
LargeCap Growth Fund I 117,961 29,053 17,518 98,951
LargeCap S&P 500 Index Fund 123,994 3,368 16,066 106,209
LargeCap Value Fund III 110,572 9,652 12,134 95,728
MidCap Fund 28,767 922 6,354 22,534
Real Estate Securities Fund 43,093 1,105 5,453 36,965
Short-Term Income Fund 318,699 15,673 50,294 286,665
SmallCap Fund 41,006 793 6,588 31,317
SmallCap S&P 600 Index Fund — 11,023 — 9,006
Small-MidCap Dividend Income Fund 25,451 3,211 3,680 22,470
$ 2,325,160 $ 427,498 $ 599,703 $ 2,078,934
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 153 $ 10,632 $ 5,180 $ (13,122)
Core Fixed Income Fund 12,868 (7,604) — 10,333
Diversified International Fund 5,381 1,536 6,157 (2,540)
Diversified Real Asset Fund 76 (247) — 164
Equity Income Fund 1,005 362 9,233 (13,480)
Global Emerging Markets Fund 78 (5) — 168
High Income Fund 430 (68) — 2,704
High Yield Fund 4,467 (351) — (5,524)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 3,794 (1,383) — 556
International Equity Fund — (168) — 430
International Small Company Fund 592 (6) — 3
LargeCap Growth Fund I 665 854 28,380 (31,399)
LargeCap S&P 500 Index Fund 1,751 7,961 1,610 (13,048)
LargeCap Value Fund III 1,545 1,229 6,827 (13,591)
MidCap Fund 57 68 862 (869)
Real Estate Securities Fund 462 (222) 640 (1,558)
Short-Term Income Fund 5,569 (246) — 2,833
SmallCap Fund 391 (57) 398 (3,837)
SmallCap S&P 600 Index Fund 66 — 287 (2,017)
Small-MidCap Dividend Income Fund 234 (44) 707 (2,468)
$ 39,584 $ 12,241 $ 60,281 $ (86,262)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69 .11%
Blue Chip Fund
(a)
1,753,994 $ 78,982
Core Fixed Income Fund
(a)
53,235,536 457,294
Diversified Real Asset Fund
(a)
498,436 5,707
Global Emerging Markets Fund
(a)
654,620 17,577
High Yield Fund
(a)
10,941,128 72,211
International Equity Fund
(a)
12,394,617 170,550
International Small Company Fund
(a)
758,685 8,338
LargeCap Growth Fund I
(a)
5,117,234 79,471
MidCap Fund
(a)
406,920 17,994
Real Estate Securities Fund
(a)
878,073 25,183
SmallCap Fund
(a)
979,623 25,235
SmallCap S&P 600 Index Fund
(a)
309,543 6,937
Small-MidCap Dividend Income Fund
(a)
1,037,123 17,942
$ 983,421
Principal Funds, Inc. Institutional Class - 30 .89%
Equity Income Fund
(a)
2,038,822 77,373
Inflation Protection Fund
(a)
8,500,815 66,562
LargeCap S&P 500 Index Fund
(a)
3,082,494 82,919
LargeCap Value Fund III
(a)
4,190,647 76,898
Short-Term Income Fund
(a)
11,240,513 135,898
$ 439,650
TOTAL INVESTMENT COMPANIES $ 1,423,071
Total Investments $ 1,423,071
Other Assets and Liabilities -  0.00% (69)
TOTAL NET ASSETS - 100.00% $ 1,423,002
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 92,702 $ 4,992 $ 16,711 $ 78,982
Core Fixed Income Fund 476,339 33,413 54,264 457,294
Diversified International Fund 176,852 9,758 185,791 —
Diversified Real Asset Fund 6,469 131 835 5,707
Equity Income Fund 86,711 9,831 8,765 77,373
Global Emerging Markets Fund 19,452 255 2,251 17,577
High Income Fund 9,415 253 11,320 —
High Yield Fund 81,871 15,825 21,888 72,211
High Yield Fund - Institutional Class — 10,944 10,944 —
Inflation Protection Fund 70,562 5,167 8,684 66,562
International Equity Fund — 175,849 5,477 170,550
International Small Company Fund 16,814 1,987 10,471 8,338
LargeCap Growth Fund I 92,591 23,717 12,670 79,471
LargeCap S&P 500 Index Fund 94,480 3,353 10,946 82,919
LargeCap Value Fund III 86,937 8,569 8,764 76,898
MidCap Fund 22,690 972 5,018 17,994
Real Estate Securities Fund 28,672 1,050 3,339 25,183
Short-Term Income Fund 146,617 11,327 23,241 135,898
SmallCap Fund 31,006 1,414 4,172 25,235
SmallCap S&P 600 Index Fund — 8,490 — 6,937
Small-MidCap Dividend Income Fund 19,960 2,658 2,671 17,942
$ 1,560,140 $ 329,955 $ 408,222 $ 1,423,071
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 120 $ 6,089 $ 4,059 $ (8,090)
Core Fixed Income Fund 8,443 (270) — 2,076
Diversified International Fund 4,243 30,316 4,850 (31,135)
Diversified Real Asset Fund 54 26 — (84)
Equity Income Fund 798 24 7,254 (10,428)
Global Emerging Markets Fund 62 (6) — 127
High Income Fund 253 (42) — 1,694
High Yield Fund 2,651 (200) — (3,397)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 2,251 (435) — (48)
International Equity Fund — (166) — 344
International Small Company Fund 461 (29) — 37
LargeCap Growth Fund I 525 (224) 22,380 (23,943)
LargeCap S&P 500 Index Fund 1,339 1,038 1,232 (5,006)
LargeCap Value Fund III 1,220 280 5,397 (10,124)
MidCap Fund 45 57 680 (707)
Real Estate Securities Fund 312 (129) 429 (1,071)
Short-Term Income Fund 2,560 (26) — 1,221
SmallCap Fund 298 (10) 303 (3,003)
SmallCap S&P 600 Index Fund 51 — 221 (1,553)
Small-MidCap Dividend Income Fund 186 (27) 553 (1,978)
$ 25,872 $ 36,266 $ 47,358 $ (95,068)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 71 .30%
Blue Chip Fund
(a)
7,480,661 $ 336,854
Core Fixed Income Fund
(a)
170,477,522 1,464,402
Diversified Real Asset Fund
(a)
2,139,922 24,502
Global Emerging Markets Fund
(a)
2,782,951 74,722
High Yield Fund
(a)
34,849,309 230,006
International Equity Fund
(a)
52,701,484 725,173
International Small Company Fund
(a)
3,235,160 35,554
LargeCap Growth Fund I
(a)
21,824,625 338,937
MidCap Fund
(a)
1,731,756 76,578
Real Estate Securities Fund
(a)
3,212,663 92,139
SmallCap Fund
(a)
4,205,411 108,331
SmallCap S&P 600 Index Fund
(a)
1,270,737 28,477
Small-MidCap Dividend Income Fund
(a)
4,414,334 76,368
$ 3,612,043
Principal Funds, Inc. Institutional Class - 28 .71%
Equity Income Fund
(a)
8,696,932 330,049
Inflation Protection Fund
(a)
25,131,409 196,779
LargeCap S&P 500 Index Fund
(a)
12,944,094 348,196
LargeCap Value Fund III
(a)
17,875,860 328,022
Short-Term Income Fund
(a)
20,766,478 251,067
$ 1,454,113
TOTAL INVESTMENT COMPANIES $ 5,066,156
Total Investments $ 5,066,156
Other Assets and Liabilities -  (0.01)% (455)
TOTAL NET ASSETS - 100.00% $ 5,065,701
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 389,421 $ 18,307 $ 62,396 $ 336,854
Core Fixed Income Fund 1,483,949 111,121 136,604 1,464,402
Diversified International Fund 746,648 39,369 782,697 —
Diversified Real Asset Fund 26,793 276 2,336 24,502
Equity Income Fund 365,327 38,301 29,415 330,049
Global Emerging Markets Fund 79,804 1,383 7,004 74,722
High Income Fund 29,338 788 35,377 —
High Yield Fund 252,490 46,650 57,760 230,006
High Yield Fund - Institutional Class — 34,208 34,208 —
Inflation Protection Fund 211,704 12,527 26,102 196,779
International Equity Fund — 740,325 16,174 725,173
International Small Company Fund 68,575 8,063 41,209 35,554
LargeCap Growth Fund I 389,076 97,001 45,397 338,937
LargeCap S&P 500 Index Fund 393,887 11,363 40,458 348,196
LargeCap Value Fund III 366,230 32,852 29,417 328,022
MidCap Fund 96,172 3,294 20,110 76,578
Real Estate Securities Fund 102,880 2,872 9,340 92,139
Short-Term Income Fund 267,128 32,297 50,453 251,067
SmallCap Fund 130,201 5,372 14,476 108,331
SmallCap S&P 600 Index Fund — 34,853 — 28,477
Small-MidCap Dividend Income Fund 84,376 9,446 8,872 76,368
$ 5,483,999 $ 1,280,668 $ 1,449,805 $ 5,066,156
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 506 $ 5,637 $ 17,153 $ (14,115)
Core Fixed Income Fund 26,640 (7,668) — 13,604
Diversified International Fund 17,917 41,380 20,582 (44,700)
Diversified Real Asset Fund 224 (50) — (181)
Equity Income Fund 3,379 421 30,761 (44,585)
Global Emerging Markets Fund 254 (15) — 554
High Income Fund 788 (135) — 5,386
High Yield Fund 8,309 (538) — (10,836)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 6,488 (50) — (1,300)
International Equity Fund — (446) — 1,468
International Small Company Fund 1,876 1,104 — (979)
LargeCap Growth Fund I 2,207 (1,015) 94,147 (100,728)
LargeCap S&P 500 Index Fund 5,591 2,449 5,139 (19,045)
LargeCap Value Fund III 5,150 685 22,760 (42,328)
MidCap Fund 192 219 2,901 (2,997)
Real Estate Securities Fund 1,125 (1,121) 1,541 (3,152)
Short-Term Income Fund 4,475 (34) — 2,129
SmallCap Fund 1,251 27 1,273 (12,793)
SmallCap S&P 600 Index Fund 210 — 908 (6,376)
Small-MidCap Dividend Income Fund 790 (62) 2,360 (8,520)
$ 87,372 $ 40,788 $ 199,525 $ (289,494)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 77 .06%
Blue Chip Fund
(a)
3,248,154 $ 146,264
Core Fixed Income Fund
(a)
66,099,627 567,796
Global Emerging Markets Fund
(a)
1,214,395 32,606
High Yield Fund
(a)
12,536,902 82,744
International Equity Fund
(a)
22,996,268 316,429
International Small Company Fund
(a)
1,414,659 15,547
LargeCap Growth Fund I
(a)
9,476,630 147,172
MidCap Fund
(a)
755,647 33,415
Real Estate Securities Fund
(a)
1,544,274 44,290
SmallCap Fund
(a)
1,828,348 47,098
SmallCap S&P 600 Index Fund
(a)
564,475 12,650
Small-MidCap Dividend Income Fund
(a)
1,926,362 33,326
$ 1,479,337
Principal Funds, Inc. Institutional Class - 22 .94%
Equity Income Fund
(a)
3,777,467 143,355
LargeCap S&P 500 Index Fund
(a)
5,747,335 154,603
LargeCap Value Fund III
(a)
7,764,296 142,475
$ 440,433
TOTAL INVESTMENT COMPANIES $ 1,919,770
Total Investments $ 1,919,770
Other Assets and Liabilities -  0.00% (83)
TOTAL NET ASSETS - 100.00% $ 1,919,687
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 161,293 $ 10,805 $ 22,104 $ 146,264
Core Fixed Income Fund 552,431 49,797 36,720 567,796
Diversified International Fund 309,490 19,817 328,020 —
Equity Income Fund 151,781 19,360 8,978 143,355
Global Emerging Markets Fund 32,871 1,588 2,091 32,606
High Income Fund 9,586 257 12,213 —
High Yield Fund 85,397 17,677 15,804 82,744
High Yield Fund - Institutional Class — 11,832 11,832 —
International Equity Fund — 321,014 5,016 316,429
International Small Company Fund 30,327 2,388 17,323 15,547
LargeCap Growth Fund I 161,264 43,915 14,966 147,172
LargeCap S&P 500 Index Fund 164,862 7,896 10,839 154,603
LargeCap Value Fund III 152,101 17,171 8,977 142,475
MidCap Fund 40,003 2,335 7,689 33,415
Real Estate Securities Fund 46,930 2,425 3,074 44,290
SmallCap Fund 54,844 2,733 4,774 47,098
SmallCap S&P 600 Index Fund — 15,482 — 12,650
Small-MidCap Dividend Income Fund 35,005 4,767 2,706 33,326
$ 1,988,185 $ 551,259 $ 513,126 $ 1,919,770
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 213 $ (61) $ 7,157 $ (3,669)
Core Fixed Income Fund 9,977 (8) — 2,296
Diversified International Fund 7,570 28,629 8,718 (29,916)
Equity Income Fund 1,440 74 12,882 (18,882)
Global Emerging Markets Fund 107 (9) — 247
High Income Fund 257 (46) — 2,416
High Yield Fund 2,875 (133) — (4,393)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (220) — 651
International Small Company Fund 857 130 — 25
LargeCap Growth Fund I 927 (346) 39,552 (42,695)
LargeCap S&P 500 Index Fund 2,374 125 2,180 (7,441)
LargeCap Value Fund III 2,174 96 9,594 (17,916)
MidCap Fund 82 96 1,218 (1,330)
Real Estate Securities Fund 530 (4) 718 (1,987)
SmallCap Fund 538 (40) 547 (5,665)
SmallCap S&P 600 Index Fund 93 — 403 (2,832)
Small-MidCap Dividend Income Fund 337 (19) 989 (3,721)
$ 30,351 $ 28,264 $ 83,958 $ (134,812)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 72 .78%
Blue Chip Fund
(a)
9,040,726 $ 407,103
Core Fixed Income Fund
(a)
97,604,649 838,424
Global Emerging Markets Fund
(a)
3,370,754 90,505
High Yield Fund
(a)
21,613,123 142,647
International Equity Fund
(a)
63,840,241 878,442
International Small Company Fund
(a)
3,927,546 43,164
LargeCap Growth Fund I
(a)
26,376,460 409,626
MidCap Fund
(a)
2,098,311 92,787
Real Estate Securities Fund
(a)
3,568,174 102,335
SmallCap Fund
(a)
5,072,339 130,664
SmallCap S&P 600 Index Fund
(a)
1,571,137 35,209
Small-MidCap Dividend Income Fund
(a)
5,348,462 92,528
$ 3,263,434
Principal Funds, Inc. Institutional Class - 27 .23%
Equity Income Fund
(a)
10,512,886 398,964
LargeCap S&P 500 Index Fund
(a)
15,807,425 425,220
LargeCap Value Fund III
(a)
21,608,401 396,514
$ 1,220,698
TOTAL INVESTMENT COMPANIES $ 4,484,132
Total Investments $ 4,484,132
Other Assets and Liabilities -  (0.01)% (318)
TOTAL NET ASSETS - 100.00% $ 4,483,814
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 459,086 $ 22,872 $ 64,635 $ 407,103
Core Fixed Income Fund 808,049 83,978 56,882 838,424
Diversified International Fund 882,611 47,877 926,882 —
Equity Income Fund 431,826 46,762 26,962 398,964
Global Emerging Markets Fund 92,626 3,502 6,316 90,505
High Income Fund 16,487 443 21,014 —
High Yield Fund 143,355 32,020 25,056 142,647
High Yield Fund - Institutional Class — 20,356 20,356 —
International Equity Fund — 890,391 13,454 878,442
International Small Company Fund 84,687 6,770 48,643 43,164
LargeCap Growth Fund I 458,919 116,160 44,532 409,626
LargeCap S&P 500 Index Fund 470,015 14,840 39,424 425,220
LargeCap Value Fund III 432,810 40,414 26,963 396,514
MidCap Fund 114,244 4,294 22,369 92,787
Real Estate Securities Fund 111,163 3,482 7,705 102,335
SmallCap Fund 156,294 4,003 13,867 130,664
SmallCap S&P 600 Index Fund — 43,092 — 35,209
Small-MidCap Dividend Income Fund 99,757 11,281 8,167 92,528
$ 4,761,929 $ 1,392,537 $ 1,373,227 $ 4,484,132
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 599 $ 1,584 $ 20,272 $ (11,804)
Core Fixed Income Fund 14,397 (9) — 3,288
Diversified International Fund 21,318 43,737 24,565 (47,343)
Equity Income Fund 4,035 364 36,459 (53,026)
Global Emerging Markets Fund 297 (12) — 705
High Income Fund 443 (94) — 4,178
High Yield Fund 4,794 (201) — (7,471)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (270) — 1,775
International Small Company Fund 2,345 1,390 — (1,040)
LargeCap Growth Fund I 2,615 (1,026) 111,545 (119,895)
LargeCap S&P 500 Index Fund 6,702 655 6,160 (20,866)
LargeCap Value Fund III 6,118 585 27,033 (50,332)
MidCap Fund 230 335 3,458 (3,717)
Real Estate Securities Fund 1,232 22 1,678 (4,627)
SmallCap Fund 1,514 (13) 1,540 (15,753)
SmallCap S&P 600 Index Fund 259 — 1,123 (7,883)
Small-MidCap Dividend Income Fund 944 (21) 2,799 (10,322)
$ 67,842 $ 47,026 $ 236,632 $ (344,133)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69 .49%
Blue Chip Fund
(a)
3,680,183 $ 165,719
Core Fixed Income Fund
(a)
20,095,088 172,617
Global Emerging Markets Fund
(a)
1,375,997 36,945
High Yield Fund
(a)
5,675,852 37,461
International Equity Fund
(a)
26,060,069 358,587
International Small Company Fund
(a)
1,597,745 17,559
LargeCap Growth Fund I
(a)
10,737,030 166,746
MidCap Fund
(a)
855,648 37,837
Real Estate Securities Fund
(a)
1,305,347 37,437
SmallCap Fund
(a)
2,089,064 53,814
SmallCap S&P 600 Index Fund
(a)
619,970 13,893
Small-MidCap Dividend Income Fund
(a)
2,181,728 37,744
$ 1,136,359
Principal Funds, Inc. Institutional Class - 30 .51%
Equity Income Fund
(a)
4,280,811 162,457
LargeCap S&P 500 Index Fund
(a)
6,510,936 175,144
LargeCap Value Fund III
(a)
8,798,957 161,461
$ 499,062
TOTAL INVESTMENT COMPANIES $ 1,635,421
Total Investments $ 1,635,421
Other Assets and Liabilities -  0.00% (74)
TOTAL NET ASSETS - 100.00% $ 1,635,347
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 179,416 $ 12,543 $ 22,026 $ 165,719
Core Fixed Income Fund 157,787 23,525 9,358 172,617
Diversified International Fund 346,192 21,269 366,005 —
Equity Income Fund 169,141 23,152 8,757 162,457
Global Emerging Markets Fund 36,901 1,848 2,066 36,945
High Income Fund 4,051 109 5,216 —
High Yield Fund 35,737 9,080 5,370 37,461
High Yield Fund - Institutional Class — 5,055 5,055 —
International Equity Fund — 363,327 5,240 358,587
International Small Company Fund 33,206 2,864 18,705 17,559
LargeCap Growth Fund I 179,435 49,479 14,070 166,746
LargeCap S&P 500 Index Fund 186,411 9,496 12,375 175,144
LargeCap Value Fund III 169,474 20,738 8,759 161,461
MidCap Fund 44,877 2,794 8,428 37,837
Real Estate Securities Fund 39,194 2,159 2,248 37,437
SmallCap Fund 62,593 3,334 5,514 53,814
SmallCap S&P 600 Index Fund — 17,004 — 13,893
Small-MidCap Dividend Income Fund 39,405 5,247 2,650 37,744
$ 1,683,820 $ 573,023 $ 501,842 $ 1,635,421
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 237 $ 41 $ 7,968 $ (4,255)
Core Fixed Income Fund 2,869 1 — 662
Diversified International Fund 8,493 20,890 9,784 (22,346)
Equity Income Fund 1,612 66 14,370 (21,145)
Global Emerging Markets Fund 120 (11) — 273
High Income Fund 109 (23) — 1,079
High Yield Fund 1,218 (40) — (1,946)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (244) — 744
International Small Company Fund 942 212 — (18)
LargeCap Growth Fund I 1,034 (262) 44,108 (47,836)
LargeCap S&P 500 Index Fund 2,689 76 2,470 (8,464)
LargeCap Value Fund III 2,427 24 10,718 (20,016)
MidCap Fund 92 88 1,368 (1,494)
Real Estate Securities Fund 445 (2) 601 (1,666)
SmallCap Fund 616 (108) 627 (6,491)
SmallCap S&P 600 Index Fund 102 — 443 (3,111)
Small-MidCap Dividend Income Fund 382 (15) 1,115 (4,243)
$ 23,387 $ 20,693 $ 93,572 $ (140,273)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .86%
Blue Chip Fund
(a)
7,702,963 $ 346,864
Core Fixed Income Fund
(a)
14,789,266 127,040
Global Emerging Markets Fund
(a)
2,865,104 76,928
High Yield Fund
(a)
5,567,309 36,744
International Equity Fund
(a)
54,263,216 746,662
International Small Company Fund
(a)
3,331,599 36,614
LargeCap Growth Fund I
(a)
22,473,009 349,006
MidCap Fund
(a)
1,782,923 78,841
Real Estate Securities Fund
(a)
2,472,611 70,915
SmallCap Fund
(a)
4,305,170 110,901
SmallCap S&P 600 Index Fund
(a)
1,340,922 30,050
Small-MidCap Dividend Income Fund
(a)
4,544,880 78,626
$ 2,089,191
Principal Funds, Inc. Institutional Class - 33 .15%
Equity Income Fund
(a)
8,959,591 340,017
LargeCap S&P 500 Index Fund
(a)
13,299,591 357,759
LargeCap Value Fund III
(a)
18,416,256 337,938
$ 1,035,714
TOTAL INVESTMENT COMPANIES $ 3,124,905
Total Investments $ 3,124,905
Other Assets and Liabilities -  (0.01)% (215)
TOTAL NET ASSETS - 100.00% $ 3,124,690
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 387,324 $ 21,595 $ 53,452 $ 346,864
Core Fixed Income Fund 111,382 24,886 9,647 127,040
Diversified International Fund 744,415 41,835 782,889 —
Equity Income Fund 365,071 44,666 25,139 340,017
Global Emerging Markets Fund 78,119 4,206 5,929 76,928
High Income Fund 3,683 99 4,855 —
High Yield Fund 33,723 10,263 5,309 36,744
High Yield Fund - Institutional Class — 4,708 4,708 —
International Equity Fund — 756,899 11,300 746,662
International Small Company Fund 72,023 6,487 42,122 36,614
LargeCap Growth Fund I 387,302 100,354 36,637 349,006
LargeCap S&P 500 Index Fund 393,123 14,727 33,210 357,759
LargeCap Value Fund III 365,834 39,356 25,141 337,938
MidCap Fund 97,065 4,356 19,700 78,841
Real Estate Securities Fund 77,113 2,960 5,931 70,915
SmallCap Fund 132,352 4,541 12,688 110,901
SmallCap S&P 600 Index Fund — 36,779 — 30,050
Small-MidCap Dividend Income Fund 84,786 10,231 7,590 78,626
$ 3,333,315 $ 1,128,948 $ 1,086,247 $ 3,124,905
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 506 $ 115 $ 17,101 $ (8,718)
Core Fixed Income Fund 1,975 5 — 414
Diversified International Fund 18,001 38,367 20,661 (41,728)
Equity Income Fund 3,410 299 30,820 (44,880)
Global Emerging Markets Fund 250 (15) — 547
High Income Fund 99 (27) — 1,100
High Yield Fund 1,128 (38) — (1,895)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (450) — 1,513
International Small Company Fund 1,996 984 — (758)
LargeCap Growth Fund I 2,207 (529) 94,159 (101,484)
LargeCap S&P 500 Index Fund 5,606 567 5,152 (17,448)
LargeCap Value Fund III 5,174 90 22,856 (42,201)
MidCap Fund 196 286 2,937 (3,166)
Real Estate Securities Fund 854 7 1,165 (3,234)
SmallCap Fund 1,281 37 1,304 (13,341)
SmallCap S&P 600 Index Fund 221 — 958 (6,729)
Small-MidCap Dividend Income Fund 803 (10) 2,379 (8,791)
$ 43,707 $ 39,688 $ 199,492 $ (290,799)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .29%
Blue Chip Fund
(a)
2,699,692 $ 121,567
Core Fixed Income Fund
(a)
3,560,427 30,584
Global Emerging Markets Fund
(a)
1,005,899 27,008
High Yield Fund
(a)
1,481,383 9,777
International Equity Fund
(a)
19,056,654 262,220
International Small Company Fund
(a)
1,162,605 12,777
LargeCap Growth Fund I
(a)
7,876,323 122,319
MidCap Fund
(a)
625,201 27,646
Real Estate Securities Fund
(a)
861,385 24,705
SmallCap Fund
(a)
1,519,991 39,155
SmallCap S&P 600 Index Fund
(a)
460,020 10,309
Small-MidCap Dividend Income Fund
(a)
1,593,795 27,573
$ 715,640
Principal Funds, Inc. Institutional Class - 33 .72%
Equity Income Fund
(a)
3,141,129 119,206
LargeCap S&P 500 Index Fund
(a)
4,696,839 126,345
LargeCap Value Fund III
(a)
6,456,548 118,478
$ 364,029
TOTAL INVESTMENT COMPANIES $ 1,079,669
Total Investments $ 1,079,669
Other Assets and Liabilities -  (0.01)% (59)
TOTAL NET ASSETS - 100.00% $ 1,079,610
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 131,527 $ 10,261 $ 17,154 $ 121,567
Core Fixed Income Fund 30,671 2,646 2,850 30,584
Diversified International Fund 253,931 17,436 270,009 —
Equity Income Fund 124,436 19,268 8,966 119,206
Global Emerging Markets Fund 26,939 2,035 2,138 27,008
High Income Fund 1,134 30 1,474 —
High Yield Fund 9,775 2,238 1,673 9,777
High Yield Fund - Institutional Class — 1,429 1,429 —
International Equity Fund — 266,052 4,197 262,220
International Small Company Fund 24,595 2,611 14,517 12,777
LargeCap Growth Fund I 131,592 37,383 11,439 122,319
LargeCap S&P 500 Index Fund 134,266 7,890 9,842 126,345
LargeCap Value Fund III 124,649 17,492 8,966 118,478
MidCap Fund 33,436 2,376 7,109 27,646
Real Estate Securities Fund 26,248 1,688 2,095 24,705
SmallCap Fund 45,965 3,008 5,023 39,155
SmallCap S&P 600 Index Fund — 12,617 — 10,309
Small-MidCap Dividend Income Fund 29,200 4,234 2,722 27,573
$ 1,128,364 $ 410,694 $ 371,603 $ 1,079,669
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 174 $ (43) $ 5,859 $ (3,024)
Core Fixed Income Fund 552 2 — 115
Diversified International Fund 6,241 10,075 7,135 (11,433)
Equity Income Fund 1,181 22 10,608 (15,554)
Global Emerging Markets Fund 88 (9) — 181
High Income Fund 30 (7) — 317
High Yield Fund 329 (12) — (551)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (186) — 551
International Small Company Fund 700 74 — 14
LargeCap Growth Fund I 759 (17) 32,396 (35,200)
LargeCap S&P 500 Index Fund 1,940 67 1,782 (6,036)
LargeCap Value Fund III 1,788 18 7,895 (14,715)
MidCap Fund 69 81 1,023 (1,138)
Real Estate Securities Fund 296 (1) 404 (1,135)
SmallCap Fund 453 (66) 461 (4,729)
SmallCap S&P 600 Index Fund 76 — 329 (2,308)
Small-MidCap Dividend Income Fund 282 (13) 830 (3,126)
$ 14,958 $ 9,985 $ 68,722 $ (97,771)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .30%
Blue Chip Fund
(a)
2,604,835 $ 117,296
Core Fixed Income Fund
(a)
3,452,209 29,655
Global Emerging Markets Fund
(a)
970,319 26,053
High Yield Fund
(a)
1,436,447 9,481
International Equity Fund
(a)
18,381,195 252,924
International Small Company Fund
(a)
1,122,966 12,341
LargeCap Growth Fund I
(a)
7,599,542 118,021
MidCap Fund
(a)
603,249 26,676
Real Estate Securities Fund
(a)
834,526 23,934
SmallCap Fund
(a)
1,466,241 37,770
SmallCap S&P 600 Index Fund
(a)
444,097 9,952
Small-MidCap Dividend Income Fund
(a)
1,537,842 26,605
$ 690,708
Principal Funds, Inc. Institutional Class - 33 .70%
Equity Income Fund
(a)
3,030,924 115,024
LargeCap S&P 500 Index Fund
(a)
4,525,486 121,735
LargeCap Value Fund III
(a)
6,229,987 114,320
$ 351,079
TOTAL INVESTMENT COMPANIES $ 1,041,787
Total Investments $ 1,041,787
Other Assets and Liabilities -  0.00% (41)
TOTAL NET ASSETS - 100.00% $ 1,041,746
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 126,062 $ 10,443 $ 16,292 $ 117,296
Core Fixed Income Fund 29,550 2,679 2,698 29,655
Diversified International Fund 243,614 17,677 260,153 —
Equity Income Fund 119,389 18,982 8,489 115,024
Global Emerging Markets Fund 25,733 2,167 2,024 26,053
High Income Fund 1,110 30 1,406 —
High Yield Fund 9,322 2,203 1,535 9,481
High Yield Fund - Institutional Class — 1,362 1,362 —
International Equity Fund — 256,714 4,194 252,924
International Small Company Fund 23,689 2,505 13,973 12,341
LargeCap Growth Fund I 126,137 36,330 10,793 118,021
LargeCap S&P 500 Index Fund 128,642 8,154 9,352 121,735
LargeCap Value Fund III 119,603 17,251 8,490 114,320
MidCap Fund 32,109 2,465 6,901 26,676
Real Estate Securities Fund 25,223 1,762 1,984 23,934
SmallCap Fund 44,030 3,183 4,843 37,770
SmallCap S&P 600 Index Fund — 12,180 — 9,952
Small-MidCap Dividend Income Fund 28,010 4,179 2,579 26,605
$ 1,082,223 $ 400,266 $ 357,068 $ 1,041,787
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 166 $ 13 $ 5,609 $ (2,930)
Core Fixed Income Fund 533 1 — 123
Diversified International Fund 5,958 7,221 6,850 (8,359)
Equity Income Fund 1,133 24 10,165 (14,882)
Global Emerging Markets Fund 84 (5) — 182
High Income Fund 30 (6) — 272
High Yield Fund 317 (9) — (500)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (122) — 526
International Small Company Fund 668 275 — (155)
LargeCap Growth Fund I 725 58 30,937 (33,711)
LargeCap S&P 500 Index Fund 1,852 73 1,701 (5,782)
LargeCap Value Fund III 1,709 23 7,545 (14,067)
MidCap Fund 66 74 981 (1,071)
Real Estate Securities Fund 285 — 386 (1,067)
SmallCap Fund 432 (46) 439 (4,554)
SmallCap S&P 600 Index Fund 73 — 317 (2,228)
Small-MidCap Dividend Income Fund 270 (1) 795 (3,004)
$ 14,301 $ 7,573 $ 65,725 $ (91,207)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2065 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .34%
Blue Chip Fund
(a)
579,612 $ 26,100
Core Fixed Income Fund
(a)
776,057 6,666
Global Emerging Markets Fund
(a)
215,907 5,797
High Yield Fund
(a)
323,002 2,132
International Equity Fund
(a)
4,088,211 56,254
International Small Company Fund
(a)
251,559 2,765
LargeCap Growth Fund I
(a)
1,691,000 26,261
MidCap Fund
(a)
134,372 5,942
Real Estate Securities Fund
(a)
186,692 5,354
SmallCap Fund
(a)
330,122 8,504
SmallCap S&P 600 Index Fund
(a)
94,713 2,123
Small-MidCap Dividend Income Fund
(a)
342,629 5,927
$ 153,825
Principal Funds, Inc. Institutional Class - 33 .67%
Equity Income Fund
(a)
674,563 25,600
LargeCap S&P 500 Index Fund
(a)
1,004,547 27,022
LargeCap Value Fund III
(a)
1,386,580 25,444
$ 78,066
TOTAL INVESTMENT COMPANIES $ 231,891
Total Investments $ 231,891
Other Assets and Liabilities -  (0.01)% (24)
TOTAL NET ASSETS - 100.00% $ 231,867
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 25,865 $ 4,333 $ 3,420 $ 26,100
Core Fixed Income Fund 6,160 1,164 687 6,666
Diversified International Fund 50,198 5,726 55,718 —
Equity Income Fund 24,645 5,942 1,790 25,600
Global Emerging Markets Fund 5,334 892 472 5,797
High Income Fund 230 6 271 —
High Yield Fund 1,943 635 357 2,132
High Yield Fund - Institutional Class — 262 262 —
International Equity Fund — 57,326 1,182 56,254
International Small Company Fund 4,937 882 3,093 2,765
LargeCap Growth Fund I 25,901 9,770 2,227 26,261
LargeCap S&P 500 Index Fund 26,374 3,875 1,934 27,022
LargeCap Value Fund III 24,680 5,597 1,790 25,444
MidCap Fund 6,701 1,093 1,626 5,942
Real Estate Securities Fund 5,257 815 489 5,354
SmallCap Fund 9,244 1,609 1,335 8,504
SmallCap S&P 600 Index Fund — 2,597 — 2,123
Small-MidCap Dividend Income Fund 5,867 1,404 681 5,927
$ 223,336 $ 103,928 $ 77,334 $ 231,891
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 35 $ 2 $ 1,169 $ (680)
Core Fixed Income Fund 115 — — 29
Diversified International Fund 1,266 989 1,463 (1,195)
Equity Income Fund 244 — 2,134 (3,197)
Global Emerging Markets Fund 18 (2) — 45
High Income Fund 6 (1) — 36
High Yield Fund 69 (2) — (87)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (33) — 143
International Small Company Fund 146 49 — (10)
LargeCap Growth Fund I 153 2 6,509 (7,185)
LargeCap S&P 500 Index Fund 389 4 357 (1,297)
LargeCap Value Fund III 363 2 1,598 (3,045)
MidCap Fund 14 5 209 (231)
Real Estate Securities Fund 62 — 83 (229)
SmallCap Fund 94 (5) 96 (1,009)
SmallCap S&P 600 Index Fund 15 — 67 (474)
Small-MidCap Dividend Income Fund 59 (5) 170 (658)
$ 3,048 $ 1,005 $ 13,855 $ (19,044)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2070 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .35%
Blue Chip Fund
(a)
153,268 $ 6,902
Core Fixed Income Fund
(a)
205,976 1,769
Global Emerging Markets Fund
(a)
57,178 1,535
High Yield Fund
(a)
85,714 566
International Equity Fund
(a)
1,081,123 14,876
International Small Company Fund
(a)
67,970 747
LargeCap Growth Fund I
(a)
447,149 6,944
MidCap Fund
(a)
35,684 1,578
Real Estate Securities Fund
(a)
49,484 1,419
SmallCap Fund
(a)
87,989 2,267
SmallCap S&P 600 Index Fund
(a)
24,681 553
Small-MidCap Dividend Income Fund
(a)
91,084 1,576
$ 40,732
Principal Funds, Inc. Institutional Class - 33 .64%
Equity Income Fund
(a)
178,510 6,775
LargeCap S&P 500 Index Fund
(a)
265,517 7,142
LargeCap Value Fund III
(a)
366,960 6,734
$ 20,651
TOTAL INVESTMENT COMPANIES $ 61,383
Total Investments $ 61,383
Other Assets and Liabilities -  0.01% 4
TOTAL NET ASSETS - 100.00% $ 61,387
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 5,108 $ 2,683 $ 711 $ 6,902
Core Fixed Income Fund 1,248 786 275 1,769
Diversified International Fund 9,958 2,998 12,958 —
Equity Income Fund 4,874 3,005 388 6,775
Global Emerging Markets Fund 1,078 574 129 1,535
High Income Fund 45 1 44 —
High Yield Fund 394 298 114 566
High Yield Fund - Institutional Class — 43 43 —
International Equity Fund — 15,038 210 14,876
International Small Company Fund 999 622 909 747
LargeCap Growth Fund I 5,124 3,775 419 6,944
LargeCap S&P 500 Index Fund 5,200 2,666 385 7,142
LargeCap Value Fund III 4,886 2,923 389 6,734
MidCap Fund 1,338 745 450 1,578
Real Estate Securities Fund 1,043 569 149 1,419
SmallCap Fund 1,891 1,180 545 2,267
SmallCap S&P 600 Index Fund — 655 — 553
Small-MidCap Dividend Income Fund 1,180 748 188 1,576
$ 44,366 $ 39,309 $ 18,306 $ 61,383
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 7 $ (30) $ 235 $ (148)
Core Fixed Income Fund 27 (2) — 12
Diversified International Fund 258 199 319 (197)
Equity Income Fund 55 (5) 430 (711)
Global Emerging Markets Fund 4 (1) — 13
High Income Fund 1 — — (2)
High Yield Fund 16 (1) — (11)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (4) — 52
International Small Company Fund 31 3 — 32
LargeCap Growth Fund I 31 (29) 1,314 (1,507)
LargeCap S&P 500 Index Fund 78 (3) 72 (336)
LargeCap Value Fund III 74 (4) 324 (682)
MidCap Fund 3 (19) 42 (36)
Real Estate Securities Fund 14 (4) 17 (40)
SmallCap Fund 20 (35) 20 (224)
SmallCap S&P 600 Index Fund 3 — 14 (102)
Small-MidCap Dividend Income Fund 13 (2) 35 (162)
$ 635 $ 63 $ 2,822 $ (4,049)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21 .77%
Diversified Real Asset Fund
(a)
136,425 $ 1,562
Global Emerging Markets Fund
(a)
120,980 3,248
High Yield Fund
(a)
3,620,207 23,893
International Equity Fund
(a)
2,289,669 31,506
International Small Company Fund
(a)
141,407 1,554
MidCap S&P 400 Index Fund
(a)
330,952 6,656
Real Estate Securities Fund
(a)
232,974 6,682
SmallCap S&P 600 Index Fund
(a)
263,865 5,913
$ 81,014
Principal Funds, Inc. Institutional Class - 78 .25%
Bond Market Index Fund
(a)
15,412,955 131,781
Inflation Protection Fund
(a)
2,827,402 22,138
LargeCap S&P 500 Index Fund
(a)
2,724,002 73,276
Short-Term Income Fund
(a)
5,289,549 63,951
$ 291,146
TOTAL INVESTMENT COMPANIES $ 372,160
Total Investments $ 372,160
Other Assets and Liabilities -  (0.02)% (71)
TOTAL NET ASSETS - 100.00% $ 372,089
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 109,735 $ 27,565 $ 4,509 $ 131,781
Diversified International Fund 25,739 3,726 29,430 —
Diversified Real Asset Fund 1,629 295 349 1,562
Global Emerging Markets Fund 2,780 547 108 3,248
High Income Fund 2,436 65 2,881 —
High Yield Fund 21,370 7,811 4,312 23,893
High Yield Fund - Institutional Class — 2,784 2,784 —
Inflation Protection Fund 19,179 4,354 1,331 22,138
International Equity Fund — 31,856 428 31,506
International Small Company Fund 2,610 637 1,732 1,554
LargeCap S&P 500 Index Fund 65,490 14,629 3,496 73,276
MidCap S&P 400 Index Fund 6,540 2,298 792 6,656
Real Estate Securities Fund 5,904 1,291 265 6,682
Short-Term Income Fund 56,585 11,568 4,766 63,951
SmallCap S&P 600 Index Fund 4,544 2,916 326 5,913
$ 324,541 $ 112,342 $ 57,509 $ 372,160
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,990 $ — $ — $ (1,010)
Diversified International Fund 662 3,555 779 (3,590)
Diversified Real Asset Fund 15 14 — (27)
Global Emerging Markets Fund 9 — — 29
High Income Fund 65 (9) — 389
High Yield Fund 793 (31) — (945)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 652 — — (64)
International Equity Fund — (6) — 84
International Small Company Fund 79 25 — 14
LargeCap S&P 500 Index Fund 980 4 899 (3,351)
MidCap S&P 400 Index Fund 226 (1) 631 (1,389)
Real Estate Securities Fund 73 (1) 96 (247)
Short-Term Income Fund 1,129 — — 564
SmallCap S&P 600 Index Fund 85 — 368 (1,221)
$ 8,758 $ 3,550 $ 2,773 $ (10,764)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 23 .73%
Diversified Real Asset Fund
(a)
200,460 $ 2,295
Global Emerging Markets Fund
(a)
213,020 5,720
High Yield Fund
(a)
4,811,726 31,757
International Equity Fund
(a)
4,033,092 55,495
International Small Company Fund
(a)
248,579 2,732
MidCap S&P 400 Index Fund
(a)
582,895 11,722
Real Estate Securities Fund
(a)
338,477 9,708
SmallCap S&P 600 Index Fund
(a)
465,188 10,425
$ 129,854
Principal Funds, Inc. Institutional Class - 76 .28%
Bond Market Index Fund
(a)
21,412,201 183,074
Inflation Protection Fund
(a)
3,752,474 29,382
LargeCap S&P 500 Index Fund
(a)
4,798,329 129,075
Short-Term Income Fund
(a)
6,281,965 75,949
$ 417,480
TOTAL INVESTMENT COMPANIES $ 547,334
Total Investments $ 547,334
Other Assets and Liabilities -  (0.01)% (48)
TOTAL NET ASSETS - 100.00% $ 547,286
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 170,802 $ 25,193 $ 11,023 $ 183,074
Diversified International Fund 52,473 3,947 56,228 —
Diversified Real Asset Fund 2,339 194 217 2,295
Global Emerging Markets Fund 5,624 444 387 5,720
High Income Fund 3,647 98 4,352 —
High Yield Fund 31,977 8,146 6,938 31,757
High Yield Fund - Institutional Class — 4,206 4,206 —
Inflation Protection Fund 28,149 3,480 2,087 29,382
International Equity Fund — 56,806 1,393 55,495
International Small Company Fund 5,044 767 3,107 2,732
LargeCap S&P 500 Index Fund 133,703 13,009 11,490 129,075
MidCap S&P 400 Index Fund 12,725 2,776 1,238 11,722
Real Estate Securities Fund 9,932 962 759 9,708
Short-Term Income Fund 74,272 8,520 7,504 75,949
SmallCap S&P 600 Index Fund 9,524 4,202 960 10,425
$ 540,211 $ 132,750 $ 111,889 $ 547,334
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 6,022 $ (5) $ — $ (1,893)
Diversified International Fund 1,300 9,043 1,505 (9,235)
Diversified Real Asset Fund 20 10 — (31)
Global Emerging Markets Fund 18 (2) — 41
High Income Fund 98 (14) — 621
High Yield Fund 1,104 (65) — (1,363)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 925 1 — (161)
International Equity Fund — (42) — 124
International Small Company Fund 145 154 — (126)
LargeCap S&P 500 Index Fund 1,947 32 1,789 (6,179)
MidCap S&P 400 Index Fund 427 9 1,192 (2,550)
Real Estate Securities Fund 114 (12) 154 (415)
Short-Term Income Fund 1,379 (4) — 665
SmallCap S&P 600 Index Fund 172 — 745 (2,341)
$ 13,671 $ 9,105 $ 5,385 $ (22,843)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .72%
Diversified Real Asset Fund
(a)
351,009 $ 4,019
Global Emerging Markets Fund
(a)
431,014 11,573
High Yield Fund
(a)
7,339,542 48,441
International Equity Fund
(a)
8,163,040 112,323
International Small Company Fund
(a)
500,966 5,506
MidCap S&P 400 Index Fund
(a)
1,178,893 23,707
Real Estate Securities Fund
(a)
587,382 16,846
SmallCap S&P 600 Index Fund
(a)
940,473 21,076
$ 243,491
Principal Funds, Inc. Institutional Class - 74 .29%
Bond Market Index Fund
(a)
35,847,184 306,494
Inflation Protection Fund
(a)
5,724,519 44,823
LargeCap S&P 500 Index Fund
(a)
9,709,675 261,190
Short-Term Income Fund
(a)
7,524,750 90,974
$ 703,481
TOTAL INVESTMENT COMPANIES $ 946,972
Total Investments $ 946,972
Other Assets and Liabilities -  (0.01)% (84)
TOTAL NET ASSETS - 100.00% $ 946,888
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 273,319 $ 46,726 $ 10,779 $ 306,494
Diversified International Fund 100,230 10,977 110,953 —
Diversified Real Asset Fund 4,073 465 485 4,019
Global Emerging Markets Fund 10,796 1,146 473 11,573
High Income Fund 5,325 143 6,346 —
High Yield Fund 45,543 14,073 9,066 48,441
High Yield Fund - Institutional Class — 6,134 6,134 —
Inflation Protection Fund 40,866 6,519 2,378 44,823
International Equity Fund — 113,394 1,334 112,323
International Small Company Fund 9,846 1,712 6,152 5,506
LargeCap S&P 500 Index Fund 254,566 34,407 15,459 261,190
MidCap S&P 400 Index Fund 25,032 5,977 2,129 23,707
Real Estate Securities Fund 16,208 2,164 836 16,846
Short-Term Income Fund 83,522 13,915 7,243 90,974
SmallCap S&P 600 Index Fund 17,916 9,131 1,357 21,076
$ 887,242 $ 266,883 $ 181,124 $ 946,972
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,759 $ 1 $ — $ (2,773)
Diversified International Fund 2,528 10,904 2,962 (11,158)
Diversified Real Asset Fund 36 9 — (43)
Global Emerging Markets Fund 36 — — 104
High Income Fund 143 (21) — 899
High Yield Fund 1,640 (77) — (2,032)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 1,362 — — (184)
International Equity Fund — (8) — 271
International Small Company Fund 291 69 — 31
LargeCap S&P 500 Index Fund 3,755 (3) 3,449 (12,321)
MidCap S&P 400 Index Fund 853 1 2,381 (5,174)
Real Estate Securities Fund 193 (2) 257 (688)
Short-Term Income Fund 1,589 (4) — 784
SmallCap S&P 600 Index Fund 330 1 1,427 (4,615)
$ 22,515 $ 10,870 $ 10,476 $ (36,899)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 28 .91%
Diversified Real Asset Fund
(a)
462,858 $ 5,300
Global Emerging Markets Fund
(a)
594,827 15,971
High Yield Fund
(a)
7,620,384 50,294
International Equity Fund
(a)
11,258,777 154,921
International Small Company Fund
(a)
698,691 7,679
MidCap S&P 400 Index Fund
(a)
1,630,721 32,794
Real Estate Securities Fund
(a)
707,016 20,277
SmallCap S&P 600 Index Fund
(a)
1,299,566 29,123
$ 316,359
Principal Funds, Inc. Institutional Class - 71 .10%
Bond Market Index Fund
(a)
37,409,599 319,852
Inflation Protection Fund
(a)
5,523,118 43,246
LargeCap S&P 500 Index Fund
(a)
13,392,586 360,261
Short-Term Income Fund
(a)
4,521,369 54,663
$ 778,022
TOTAL INVESTMENT COMPANIES $ 1,094,381
Total Investments $ 1,094,381
Other Assets and Liabilities -  (0.01)% (141)
TOTAL NET ASSETS - 100.00% $ 1,094,240
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 269,539 $ 60,917 $ 8,043 $ 319,852
Diversified International Fund 132,651 17,808 150,244 —
Diversified Real Asset Fund 4,748 722 138 5,300
Global Emerging Markets Fund 14,205 2,081 463 15,971
High Income Fund 5,186 139 6,227 —
High Yield Fund 44,506 15,846 7,914 50,294
High Yield Fund - Institutional Class — 6,020 6,020 —
Inflation Protection Fund 37,893 8,147 2,658 43,246
International Equity Fund — 155,562 1,054 154,921
International Small Company Fund 13,077 2,561 8,154 7,679
LargeCap S&P 500 Index Fund 337,016 57,605 17,443 360,261
MidCap S&P 400 Index Fund 33,305 9,527 3,037 32,794
Real Estate Securities Fund 18,855 3,240 1,031 20,277
Short-Term Income Fund 47,156 12,618 5,552 54,663
SmallCap S&P 600 Index Fund 23,981 13,127 1,686 29,123
$ 982,118 $ 365,920 $ 219,664 $ 1,094,381
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,744 $ 1 $ — $ (2,562)
Diversified International Fund 3,381 13,722 3,978 (13,937)
Diversified Real Asset Fund 44 — — (32)
Global Emerging Markets Fund 48 (1) — 149
High Income Fund 139 (20) — 922
High Yield Fund 1,644 (61) — (2,083)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 1,252 (1) — (135)
International Equity Fund — (23) — 436
International Small Company Fund 393 67 — 128
LargeCap S&P 500 Index Fund 5,006 (14) 4,570 (16,903)
MidCap S&P 400 Index Fund 1,140 — 3,170 (7,001)
Real Estate Securities Fund 228 1 301 (788)
Short-Term Income Fund 886 (3) — 444
SmallCap S&P 600 Index Fund 445 (1) 1,911 (6,298)
$ 24,350 $ 13,667 $ 13,930 $ (47,660)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 32 .08%
Global Emerging Markets Fund
(a)
483,405 $ 12,980
High Yield Fund
(a)
5,086,120 33,568
International Equity Fund
(a)
9,150,581 125,912
International Small Company Fund
(a)
568,214 6,245
MidCap S&P 400 Index Fund
(a)
1,325,329 26,652
Real Estate Securities Fund
(a)
624,582 17,913
SmallCap S&P 600 Index Fund
(a)
1,056,582 23,678
$ 246,948
Principal Funds, Inc. Institutional Class - 67 .93%
Bond Market Index Fund
(a)
26,919,132 230,158
LargeCap S&P 500 Index Fund
(a)
10,883,643 292,770
$ 522,928
TOTAL INVESTMENT COMPANIES $ 769,876
Total Investments $ 769,876
Other Assets and Liabilities -  (0.01)% (92)
TOTAL NET ASSETS - 100.00% $ 769,784
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 199,855 $ 39,613 $ 7,294 $ 230,158
Diversified International Fund 111,116 12,609 123,419 —
Global Emerging Markets Fund 11,784 1,488 407 12,980
High Income Fund 3,437 92 4,188 —
High Yield Fund 30,465 9,182 4,588 33,568
High Yield Fund - Institutional Class — 4,051 4,051 —
International Equity Fund — 126,498 907 125,912
International Small Company Fund 10,932 1,831 6,653 6,245
LargeCap S&P 500 Index Fund 282,174 38,950 14,532 292,770
MidCap S&P 400 Index Fund 27,507 7,049 2,184 26,652
Real Estate Securities Fund 16,959 2,454 774 17,913
SmallCap S&P 600 Index Fund 20,051 10,213 1,399 23,678
$ 714,280 $ 254,030 $ 170,396 $ 769,876
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 7,070 $ — $ — $ (2,016)
Diversified International Fund 2,813 9,130 3,288 (9,436)
Global Emerging Markets Fund 40 — — 115
High Income Fund 92 (14) — 673
High Yield Fund 1,099 (33) — (1,458)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (1) — 322
International Small Company Fund 326 132 — 3
LargeCap S&P 500 Index Fund 4,174 (16) 3,831 (13,806)
MidCap S&P 400 Index Fund 940 2 2,623 (5,722)
Real Estate Securities Fund 203 — 269 (726)
SmallCap S&P 600 Index Fund 369 2 1,598 (5,189)
$ 17,126 $ 9,202 $ 11,609 $ (37,240)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35 .77%
Global Emerging Markets Fund
(a)
668,969 $ 17,962
High Yield Fund
(a)
4,387,802 28,960
International Equity Fund
(a)
12,660,829 174,213
International Small Company Fund
(a)
788,559 8,666
MidCap S&P 400 Index Fund
(a)
1,835,273 36,907
Real Estate Securities Fund
(a)
723,430 20,748
SmallCap S&P 600 Index Fund
(a)
1,462,466 32,774
$ 320,230
Principal Funds, Inc. Institutional Class - 64 .24%
Bond Market Index Fund
(a)
19,885,431 170,020
LargeCap S&P 500 Index Fund
(a)
15,059,698 405,106
$ 575,126
TOTAL INVESTMENT COMPANIES $ 895,356
Total Investments $ 895,356
Other Assets and Liabilities -  (0.01)% (93)
TOTAL NET ASSETS - 100.00% $ 895,263
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 133,659 $ 40,747 $ 3,112 $ 170,020
Diversified International Fund 144,186 21,033 164,946 —
Global Emerging Markets Fund 15,446 2,827 469 17,962
High Income Fund 2,703 73 3,291 —
High Yield Fund 23,419 9,788 3,048 28,960
High Yield Fund - Institutional Class — 3,184 3,184 —
International Equity Fund — 174,299 529 174,213
International Small Company Fund 14,205 3,478 9,257 8,666
LargeCap S&P 500 Index Fund 366,634 73,496 15,735 405,106
MidCap S&P 400 Index Fund 35,818 11,897 3,037 36,907
Real Estate Securities Fund 18,377 3,907 739 20,748
SmallCap S&P 600 Index Fund 26,311 15,406 1,846 32,774
$ 780,758 $ 360,135 $ 209,193 $ 895,356
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 4,813 $ — $ — $ (1,274)
Diversified International Fund 3,715 11,838 4,384 (12,111)
Global Emerging Markets Fund 53 — — 158
High Income Fund 73 (11) — 526
High Yield Fund 877 (22) — (1,177)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (9) — 452
International Small Company Fund 434 108 — 132
LargeCap S&P 500 Index Fund 5,504 3 5,054 (19,292)
MidCap S&P 400 Index Fund 1,246 (1) 3,479 (7,770)
Real Estate Securities Fund 227 — 297 (797)
SmallCap S&P 600 Index Fund 493 15 2,134 (7,112)
$ 17,435 $ 11,921 $ 15,348 $ (48,265)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38 .53%
Global Emerging Markets Fund
(a)
433,992 $ 11,653
High Yield Fund
(a)
1,823,067 12,032
International Equity Fund
(a)
8,216,262 113,056
International Small Company Fund
(a)
507,721 5,580
MidCap S&P 400 Index Fund
(a)
1,189,050 23,912
Real Estate Securities Fund
(a)
417,317 11,968
SmallCap S&P 600 Index Fund
(a)
948,467 21,255
$ 199,456
Principal Funds, Inc. Institutional Class - 61 .48%
Bond Market Index Fund
(a)
6,478,076 55,388
LargeCap S&P 500 Index Fund
(a)
9,771,237 262,846
$ 318,234
TOTAL INVESTMENT COMPANIES $ 517,690
Total Investments $ 517,690
Other Assets and Liabilities -  (0.01)% (65)
TOTAL NET ASSETS - 100.00% $ 517,625
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 45,656 $ 11,966 $ 1,789 $ 55,388
Diversified International Fund 99,185 11,982 110,928 —
Global Emerging Markets Fund 10,636 1,344 434 11,653
High Income Fund 1,162 31 1,402 —
High Yield Fund 10,220 3,571 1,265 12,032
High Yield Fund - Institutional Class — 1,355 1,355 —
International Equity Fund — 114,183 1,407 113,056
International Small Company Fund 9,718 1,660 5,920 5,580
LargeCap S&P 500 Index Fund 252,094 35,541 12,448 262,846
MidCap S&P 400 Index Fund 24,617 6,451 2,029 23,912
Real Estate Securities Fund 11,242 1,686 484 11,968
SmallCap S&P 600 Index Fund 18,266 9,272 1,568 21,255
$ 482,796 $ 199,042 $ 141,029 $ 517,690
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,615 $ — $ — $ (445)
Diversified International Fund 2,507 7,512 2,948 (7,751)
Global Emerging Markets Fund 36 — — 107
High Income Fund 31 (5) — 214
High Yield Fund 372 (7) — (487)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (16) — 296
International Small Company Fund 288 72 — 50
LargeCap S&P 500 Index Fund 3,726 — 3,420 (12,341)
MidCap S&P 400 Index Fund 840 1 2,345 (5,128)
Real Estate Securities Fund 135 — 178 (476)
SmallCap S&P 600 Index Fund 336 12 1,452 (4,727)
$ 9,886 $ 7,569 $ 10,343 $ (30,688)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .48%
Global Emerging Markets Fund
(a)
434,253 $ 11,660
High Yield Fund
(a)
875,627 5,779
International Equity Fund
(a)
8,219,304 113,098
International Small Company Fund
(a)
510,440 5,610
MidCap S&P 400 Index Fund
(a)
1,190,868 23,948
Real Estate Securities Fund
(a)
382,829 10,979
SmallCap S&P 600 Index Fund
(a)
949,334 21,275
$ 192,349
Principal Funds, Inc. Institutional Class - 59 .53%
Bond Market Index Fund
(a)
2,330,915 19,929
LargeCap S&P 500 Index Fund
(a)
9,774,621 262,937
$ 282,866
TOTAL INVESTMENT COMPANIES $ 475,215
Total Investments $ 475,215
Other Assets and Liabilities -  (0.01)% (54)
TOTAL NET ASSETS - 100.00% $ 475,161
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 14,620 $ 5,933 $ 484 $ 19,929
Diversified International Fund 96,214 11,591 107,590 —
Global Emerging Markets Fund 10,261 1,613 316 11,660
High Income Fund 489 13 578 —
High Yield Fund 4,387 2,060 466 5,779
High Yield Fund - Institutional Class — 558 558 —
International Equity Fund — 113,688 900 113,098
International Small Company Fund 9,497 1,913 5,941 5,610
LargeCap S&P 500 Index Fund 244,559 39,854 9,368 262,937
MidCap S&P 400 Index Fund 23,950 6,915 1,912 23,948
Real Estate Securities Fund 10,015 1,763 376 10,979
SmallCap S&P 600 Index Fund 17,553 9,561 1,270 21,275
$ 431,545 $ 195,462 $ 129,759 $ 475,215
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 516 $ — $ — $ (140)
Diversified International Fund 2,419 7,576 2,857 (7,791)
Global Emerging Markets Fund 34 (1) — 103
High Income Fund 13 (1) — 77
High Yield Fund 161 (3) — (199)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (17) — 327
International Small Company Fund 280 72 — 69
LargeCap S&P 500 Index Fund 3,601 (1) 3,306 (12,107)
MidCap S&P 400 Index Fund 814 (1) 2,271 (5,004)
Real Estate Securities Fund 120 — 158 (423)
SmallCap S&P 600 Index Fund 322 6 1,392 (4,575)
$ 8,280 $ 7,630 $ 9,984 $ (29,663)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .83%
Global Emerging Markets Fund
(a)
279,012 $ 7,491
High Yield Fund
(a)
428,012 2,825
International Equity Fund
(a)
5,279,695 72,649
International Small Company Fund
(a)
327,944 3,604
MidCap S&P 400 Index Fund
(a)
765,102 15,386
Real Estate Securities Fund
(a)
242,817 6,964
SmallCap S&P 600 Index Fund
(a)
610,025 13,671
$ 122,590
Principal Funds, Inc. Institutional Class - 59 .18%
Bond Market Index Fund
(a)
1,032,800 8,830
LargeCap S&P 500 Index Fund
(a)
6,278,048 168,879
$ 177,709
TOTAL INVESTMENT COMPANIES $ 300,299
Total Investments $ 300,299
Other Assets and Liabilities -  (0.01)% (42)
TOTAL NET ASSETS - 100.00% $ 300,257
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 7,495 $ 1,721 $ 321 $ 8,830
Diversified International Fund 60,686 8,406 68,980 —
Global Emerging Markets Fund 6,491 1,182 246 7,491
High Income Fund 276 7 328 —
High Yield Fund 2,344 886 291 2,825
High Yield Fund - Institutional Class — 317 317 —
International Equity Fund — 73,028 553 72,649
International Small Company Fund 6,010 1,354 3,851 3,604
LargeCap S&P 500 Index Fund 153,858 28,093 5,162 168,879
MidCap S&P 400 Index Fund 15,325 4,770 1,446 15,386
Real Estate Securities Fund 6,297 1,246 310 6,964
SmallCap S&P 600 Index Fund 11,289 6,414 1,041 13,671
$ 270,071 $ 127,424 $ 82,846 $ 300,299
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 267 $ — $ — $ (65)
Diversified International Fund 1,540 4,416 1,822 (4,528)
Global Emerging Markets Fund 22 — — 64
High Income Fund 7 (1) — 46
High Yield Fund 87 (2) — (112)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (8) — 182
International Small Company Fund 179 20 — 71
LargeCap S&P 500 Index Fund 2,283 4 2,097 (7,914)
MidCap S&P 400 Index Fund 526 1 1,467 (3,264)
Real Estate Securities Fund 77 — 100 (269)
SmallCap S&P 600 Index Fund 209 3 903 (2,994)
$ 5,197 $ 4,433 $ 6,389 $ (18,783)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .85%
Global Emerging Markets Fund
(a)
150,282 $ 4,035
High Yield Fund
(a)
233,066 1,538
International Equity Fund
(a)
2,842,511 39,113
International Small Company Fund
(a)
177,749 1,953
MidCap S&P 400 Index Fund
(a)
412,686 8,299
Real Estate Securities Fund
(a)
132,032 3,787
SmallCap S&P 600 Index Fund
(a)
328,852 7,370
$ 66,095
Principal Funds, Inc. Institutional Class - 59 .17%
Bond Market Index Fund
(a)
562,158 4,807
LargeCap S&P 500 Index Fund
(a)
3,380,199 90,927
$ 95,734
TOTAL INVESTMENT COMPANIES $ 161,829
Total Investments $ 161,829
Other Assets and Liabilities -  (0.02)% (28)
TOTAL NET ASSETS - 100.00% $ 161,801
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 3,992 $ 1,070 $ 218 $ 4,807
Diversified International Fund 32,148 4,928 36,998 —
Global Emerging Markets Fund 3,456 717 173 4,035
High Income Fund 146 4 172 —
High Yield Fund 1,252 512 167 1,538
High Yield Fund - Institutional Class — 166 166 —
International Equity Fund — 39,293 303 39,113
International Small Company Fund 3,202 829 2,130 1,953
LargeCap S&P 500 Index Fund 81,426 17,116 3,483 90,927
MidCap S&P 400 Index Fund 8,163 2,799 921 8,299
Real Estate Securities Fund 3,358 760 187 3,787
SmallCap S&P 600 Index Fund 6,023 3,632 687 7,370
$ 143,166 $ 71,826 $ 45,605 $ 161,829
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 144 $ — $ — $ (37)
Diversified International Fund 826 2,295 969 (2,373)
Global Emerging Markets Fund 12 — — 35
High Income Fund 4 — — 22
High Yield Fund 46 (1) — (58)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 3 — 120
International Small Company Fund 97 3 — 49
LargeCap S&P 500 Index Fund 1,217 3 1,117 (4,135)
MidCap S&P 400 Index Fund 282 1 788 (1,743)
Real Estate Securities Fund 41 — 54 (144)
SmallCap S&P 600 Index Fund 112 2 486 (1,600)
$ 2,781 $ 2,306 $ 3,414 $ (9,864)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .85%
Global Emerging Markets Fund
(a)
55,059 $ 1,478
High Yield Fund
(a)
85,989 568
International Equity Fund
(a)
1,041,777 14,335
International Small Company Fund
(a)
64,760 712
MidCap S&P 400 Index Fund
(a)
151,036 3,037
Real Estate Securities Fund
(a)
48,582 1,393
SmallCap S&P 600 Index Fund
(a)
120,408 2,698
$ 24,221
Principal Funds, Inc. Institutional Class - 59 .18%
Bond Market Index Fund
(a)
207,273 1,772
LargeCap S&P 500 Index Fund
(a)
1,238,715 33,322
$ 35,094
TOTAL INVESTMENT COMPANIES $ 59,315
Total Investments $ 59,315
Other Assets and Liabilities -  (0.03)% (16)
TOTAL NET ASSETS - 100.00% $ 59,299
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 1,329 $ 533 $ 81 $ 1,772
Diversified International Fund 10,531 2,488 13,019 —
Global Emerging Markets Fund 1,134 373 43 1,478
High Income Fund 50 1 59 —
High Yield Fund 413 234 58 568
High Yield Fund - Institutional Class — 57 57 —
International Equity Fund — 14,411 121 14,335
International Small Company Fund 1,067 425 805 712
LargeCap S&P 500 Index Fund 26,583 8,946 639 33,322
MidCap S&P 400 Index Fund 2,759 1,293 397 3,037
Real Estate Securities Fund 1,115 389 64 1,393
SmallCap S&P 600 Index Fund 2,018 1,504 252 2,698
$ 46,999 $ 30,654 $ 15,595 $ 59,315
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 49 $ — $ — $ (9)
Diversified International Fund 276 545 336 (545)
Global Emerging Markets Fund 4 — — 14
High Income Fund 1 — — 8
High Yield Fund 17 — — (21)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 1 — 44
International Small Company Fund 33 — — 25
LargeCap S&P 500 Index Fund 404 — 371 (1,568)
MidCap S&P 400 Index Fund 97 (1) 272 (617)
Real Estate Securities Fund 15 — 18 (47)
SmallCap S&P 600 Index Fund 38 — 166 (572)
$ 934 $ 545 $ 1,163 $ (3,288)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .77 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40 .59%
Global Emerging Markets Fund
(a)
6,517 $ 175
High Yield Fund
(a)
10,090 67
International Equity Fund
(a)
124,013 1,706
International Small Company Fund
(a)
6,989 77
MidCap S&P 400 Index Fund
(a)
17,583 354
Real Estate Securities Fund
(a)
5,727 164
SmallCap S&P 600 Index Fund
(a)
14,115 316
$ 2,859
Principal Funds, Inc. Institutional Class - 59 .18%
Bond Market Index Fund
(a)
24,329 208
LargeCap S&P 500 Index Fund
(a)
147,244 3,961
$ 4,169
TOTAL INVESTMENT COMPANIES $ 7,028
Total Investments $ 7,028
Other Assets and Liabilities -  0.23% 16
TOTAL NET ASSETS - 100.00% $ 7,044
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 114 $ 163 $ 69 $ 208
Diversified International Fund 920 573 1,497 —
Global Emerging Markets Fund 106 118 51 175
High Income Fund 6 — 6 —
High Yield Fund 37 58 27 67
High Yield Fund - Institutional Class — 6 6 —
International Equity Fund — 1,837 144 1,706
International Small Company Fund 91 130 149 77
LargeCap S&P 500 Index Fund 2,331 2,595 761 3,961
MidCap S&P 400 Index Fund 235 334 147 354
Real Estate Securities Fund 96 119 46 164
SmallCap S&P 600 Index Fund 171 314 103 316
$ 4,107 $ 6,247 $ 3,006 $ 7,028
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5 $ — $ — $ —
Diversified International Fund 27 52 34 (48)
Global Emerging Markets Fund — — — 2
High Income Fund — — — —
High Yield Fund 2 — — (1)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (1) — 14
International Small Company Fund 3 1 — 4
LargeCap S&P 500 Index Fund 39 1 36 (205)
MidCap S&P 400 Index Fund 9 (1) 26 (67)
Real Estate Securities Fund 2 — 2 (5)
SmallCap S&P 600 Index Fund 4 (1) 16 (65)
$ 91 $ 51 $ 114 $ (371)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21 .76%
Diversified Real Asset Fund
(a)
65,745 $ 753
Global Emerging Markets Fund
(a)
54,906 1,474
High Yield Fund
(a)
1,650,091 10,891
International Equity Fund
(a)
1,039,254 14,300
International Small Company Fund
(a)
64,101 704
MidCap S&P 400 Index Fund
(a)
150,273 3,022
Real Estate Securities Fund
(a)
105,677 3,031
SmallCap S&P 600 Index Fund
(a)
119,909 2,687
$ 36,862
Principal Funds, Inc. Institutional Class - 78 .25%
Bond Market Index Fund
(a)
7,028,344 60,092
Inflation Protection Fund
(a)
1,285,805 10,068
LargeCap S&P 500 Index Fund
(a)
1,236,023 33,249
Short-Term Income Fund
(a)
2,413,071 29,174
$ 132,583
TOTAL INVESTMENT COMPANIES $ 169,445
Total Investments $ 169,445
Other Assets and Liabilities -  (0.01)% (22)
TOTAL NET ASSETS - 100.00% $ 169,423
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 54,113 $ 10,789 $ 4,212 $ 60,092
Diversified International Fund 12,646 1,165 13,768 —
Diversified Real Asset Fund 914 106 258 753
Global Emerging Markets Fund 1,374 189 101 1,474
High Income Fund 1,148 31 1,366 —
High Yield Fund 10,580 3,268 2,488 10,891
High Yield Fund - Institutional Class — 1,320 1,320 —
Inflation Protection Fund 9,471 1,613 966 10,068
International Equity Fund — 14,580 309 14,300
International Small Company Fund 1,266 256 830 704
LargeCap S&P 500 Index Fund 31,985 5,289 2,500 33,249
MidCap S&P 400 Index Fund 3,228 883 432 3,022
Real Estate Securities Fund 2,811 578 236 3,031
Short-Term Income Fund 27,876 4,315 3,273 29,174
SmallCap S&P 600 Index Fund 2,341 1,178 241 2,687
$ 159,753 $ 45,560 $ 32,300 $ 169,445
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,930 $ (1) $ — $ (597)
Diversified International Fund 317 810 366 (853)
Diversified Real Asset Fund 8 19 — (28)
Global Emerging Markets Fund 5 — — 12
High Income Fund 31 (4) — 191
High Yield Fund 376 (19) — (450)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 312 — — (50)
International Equity Fund — (2) — 31
International Small Company Fund 37 23 — (11)
LargeCap S&P 500 Index Fund 471 — 433 (1,525)
MidCap S&P 400 Index Fund 110 2 307 (659)
Real Estate Securities Fund 34 — 44 (122)
Short-Term Income Fund 531 (1) — 257
SmallCap S&P 600 Index Fund 43 — 185 (591)
$ 4,205 $ 827 $ 1,335 $ (4,395)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .10%
Blue Chip Fund
(a)
636,402 $ 28,657
Core Fixed Income Fund
(a)
29,644,092 254,644
Diversified Real Asset Fund
(a)
256,692 2,939
Global Emerging Markets Fund
(a)
237,323 6,372
High Yield Fund
(a)
6,985,919 46,107
International Equity Fund
(a)
4,495,408 61,857
International Small Company Fund
(a)
274,921 3,021
LargeCap Growth Fund I
(a)
1,856,531 28,832
MidCap Fund
(a)
147,578 6,526
Real Estate Securities Fund
(a)
450,349 12,916
SmallCap Fund
(a)
355,907 9,168
SmallCap S&P 600 Index Fund
(a)
112,222 2,515
Small-MidCap Dividend Income Fund
(a)
376,138 6,507
$ 470,061
Principal Funds, Inc. Institutional Class - 34 .91%
Equity Income Fund
(a)
740,138 28,088
Inflation Protection Fund
(a)
5,422,153 42,455
LargeCap S&P 500 Index Fund
(a)
1,112,966 29,939
LargeCap Value Fund III
(a)
1,521,393 27,918
Short-Term Income Fund
(a)
10,229,356 123,673
$ 252,073
TOTAL INVESTMENT COMPANIES $ 722,134
Total Investments $ 722,134
Other Assets and Liabilities -  (0.01)% (77)
TOTAL NET ASSETS - 100.00% $ 722,057
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 33,023 $ 1,895 $ 5,564 $ 28,657
Core Fixed Income Fund 265,468 20,230 32,072 254,644
Diversified International Fund 63,552 3,621 66,881 —
Diversified Real Asset Fund 3,337 83 452 2,939
Equity Income Fund 31,023 4,072 3,299 28,088
Global Emerging Markets Fund 6,637 458 769 6,372
High Income Fund 6,174 166 7,401 —
High Yield Fund 52,801 9,852 14,233 46,107
High Yield Fund - Institutional Class — 7,155 7,155 —
Inflation Protection Fund 45,872 2,858 5,963 42,455
International Equity Fund — 63,772 2,007 61,857
International Small Company Fund 6,070 783 3,839 3,021
LargeCap Growth Fund I 32,993 8,556 4,135 28,832
LargeCap S&P 500 Index Fund 33,694 1,321 3,684 29,939
LargeCap Value Fund III 31,095 3,623 3,298 27,918
MidCap Fund 8,168 383 1,796 6,526
Real Estate Securities Fund 14,733 602 1,807 12,916
Short-Term Income Fund 137,787 6,689 21,938 123,673
SmallCap Fund 11,462 400 1,576 9,168
SmallCap S&P 600 Index Fund — 3,078 — 2,515
Small-MidCap Dividend Income Fund 7,192 1,028 993 6,507
$ 791,081 $ 140,625 $ 188,862 $ 722,134
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 43 $ 1,405 $ 1,448 $ (2,102)
Core Fixed Income Fund 4,713 (2,111) — 3,129
Diversified International Fund 1,524 (4,086) 1,740 3,794
Diversified Real Asset Fund 28 50 — (79)
Equity Income Fund 285 (12) 2,599 (3,696)
Global Emerging Markets Fund 21 (2) — 48
High Income Fund 166 (27) — 1,088
High Yield Fund 1,719 (125) — (2,188)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 1,461 (26) — (286)
International Equity Fund — (32) — 124
International Small Company Fund 166 221 — (214)
LargeCap Growth Fund I 187 (93) 7,965 (8,489)
LargeCap S&P 500 Index Fund 477 100 439 (1,492)
LargeCap Value Fund III 437 5 1,928 (3,507)
MidCap Fund 16 14 245 (243)
Real Estate Securities Fund 160 (63) 220 (549)
Short-Term Income Fund 2,438 14 — 1,121
SmallCap Fund 110 (7) 112 (1,111)
SmallCap S&P 600 Index Fund 18 — 80 (563)
Small-MidCap Dividend Income Fund 67 (7) 200 (713)
$ 14,036 $ (4,782) $ 16,976 $ (15,928)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Real Estate Securities Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .40 % Shares Held Value (000's)
Money Market Funds - 1 .40%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
88,196,668 $ 88,197
TOTAL INVESTMENT COMPANIES $ 88,197
COMMON STOCKS - 98 .69 % Shares Held Value (000's)
REITs - 98 .69%
American Healthcare REIT Inc 3,514,363 $ 113,444
American Homes 4 Rent 4,826,151 180,450
American Tower Corp 3,063,837 690,619
Americold Realty Trust Inc 5,607,296 108,445
AvalonBay Communities Inc 1,445,751 303,579
Broadstone Net Lease Inc 3,543,916 57,341
Cousins Properties Inc 3,691,612 101,667
Digital Realty Trust Inc 1,279,551 205,419
EastGroup Properties Inc 368,025 60,143
Equinix Inc 566,324 487,463
Equity LifeStyle Properties Inc 1,646,065 106,632
Equity Residential 2,204,777 154,908
Essex Property Trust Inc 431,875 120,558
Extra Space Storage Inc 1,974,655 289,326
Gaming and Leisure Properties Inc 2,326,958 111,368
Healthpeak Properties Inc 6,447,791 115,029
InvenTrust Properties Corp 2,095,601 58,383
Invitation Homes Inc 6,205,457 212,165
Iron Mountain Inc 737,206 66,105
Kilroy Realty Corp 1,608,462 50,683
National Health Investors Inc 841,545 63,680
NETSTREIT Corp 3,966,290 64,531
Prologis Inc 3,171,024 324,079
Regency Centers Corp 3,066,558 221,344
Rexford Industrial Realty Inc 3,295,370 109,077
Ryman Hospitality Properties Inc 1,026,419 90,273
Sabra Health Care REIT Inc 7,101,541 126,762
Saul Centers Inc 279,987 9,156
SBA Communications Corp 880,531 214,321
Simon Property Group Inc 913,223 143,723
Sunstone Hotel Investors Inc 3,633,749 30,305
Ventas Inc 5,353,550 375,177
VICI Properties Inc 7,159,452 229,246
Vornado Realty Trust 1,941,563 68,498
Welltower Inc 3,200,724 488,398
Weyerhaeuser Co 1,706,517 44,216
$ 6,196,513
TOTAL COMMON STOCKS $ 6,196,513
Total Investments $ 6,284,710
Other Assets and Liabilities -  (0.09)% (5,627)
TOTAL NET ASSETS - 100.00% $ 6,279,083
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 142,428 $ 354,401 $ 408,632 $ 88,197
$ 142,428 $ 354,401 $ 408,632 $ 88,197
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 2,022 $ — $ — $ —
$ 2,022 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .62%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
27,205,067 $ 27,205
Principal Exchange-Traded Funds - 18 .06%
Principal International Equity ETF
(a)
6,205,387 165,932
Principal U.S. Mega-Cap ETF
(a)
8,357,257 473,940
Principal U.S. Small-Cap ETF
(a)
2,181,700 104,002
Principal Value ETF
(a)
1,186,000 54,935
$ 798,809
Principal Funds, Inc. Class R-6 - 40 .29%
Blue Chip Fund
(a)
3,647,893 164,265
Core Fixed Income Fund
(a)
78,581,174 675,013
Diversified Real Asset Fund
(a)
11,442,729 131,019
Global Emerging Markets Fund
(a)
3,515,908 94,402
High Yield Fund
(a)
20,551,805 135,642
International Equity Index Fund
(a)
1,842,898 22,723
International Small Company Fund
(a)
4,028,663 44,275
LargeCap Growth Fund I
(a)
8,964,575 139,220
MidCap Fund
(a)
3,812,212 168,576
Real Estate Securities Fund
(a)
1,087,817 31,199
Small-MidCap Dividend Income Fund
(a)
3,576,769 61,878
Spectrum Preferred and Capital Securities Income
Fund
(a)
12,473,500 113,259
$ 1,781,471
Principal Funds, Inc. Institutional Class - 41 .07%
Bond Market Index Fund
(a)
32,712,237 279,690
Equity Income Fund
(a)
8,529,296 323,687
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,602,600 86,423
Government & High Quality Bond Fund
(a)
6,050,952 54,580
Inflation Protection Fund
(a)
15,520,180 121,523
LargeCap S&P 500 Index Fund
(a)
3,357,933 90,328
LargeCap Value Fund III
(a)
12,687,593 232,817
Overseas Fund
(a)
15,005,796 155,460
Principal Capital Appreciation Fund
(a)
5,064,903 392,176
Short-Term Income Fund
(a)
6,548,970 79,177
$ 1,815,861
TOTAL INVESTMENT COMPANIES $ 4,423,346
Total Investments $ 4,423,346
Other Assets and Liabilities -  (0.04)% (1,865)
TOTAL NET ASSETS - 100.00% $ 4,421,481
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 231,165 $ 10,805 $ 74,897 $ 164,265
Bond Market Index Fund 203,829 91,530 13,920 279,690
Core Fixed Income Fund 756,946 14,661 99,409 675,013
Diversified International Fund 162,466 8,774 171,474 —
Diversified Real Asset Fund 140,588 1,236 9,642 131,019
Equity Income Fund 337,857 85,711 63,820 323,687
Finisterre Emerging Markets Total Return Bond Fund 86,486 3,306 4,048 86,423
Global Emerging Markets Fund 90,341 9,384 6,076 94,402
Government & High Quality Bond Fund 58,511 1,146 5,752 54,580
High Yield Fund 121,904 24,267 7,168 135,642
Inflation Protection Fund 92,013 35,088 5,855 121,523
International Equity Index Fund 21,577 1,026 820 22,723
International Small Company Fund 43,821 1,735 3,523 44,275
LargeCap Growth Fund I 156,758 39,473 16,575 139,220
LargeCap S&P 500 Index Fund 98,263 2,876 6,562 90,328
LargeCap Value Fund III 258,926 20,459 16,567 232,817
MidCap Fund 177,675 6,150 9,953 168,576
Overseas Fund 156,968 23,191 15,269 155,460
Principal Capital Appreciation Fund 431,060 32,282 39,521 392,176
Principal Government Money Market Fund - Class R-6 4.19% 23,647 55,376 51,818 27,205
Principal International Equity ETF — 167,298 — 165,932
Principal U.S. Mega-Cap ETF 536,245 — 67,198 473,940
Principal U.S. Small-Cap ETF 127,799 — 18,122 104,002
Principal Value ETF — 59,791 — 54,935
Real Estate Securities Fund 33,006 964 1,426 31,199
Short-Term Income Fund 82,766 1,714 6,033 79,177
Small-MidCap Dividend Income Fund 69,881 2,855 3,424 61,878
Spectrum Preferred and Capital Securities Income Fund 119,283 3,430 7,304 113,259
$ 4,619,781 $ 704,528 $ 726,176 $ 4,423,346
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 304 $ 46,436 $ 10,252 $ (49,244)
Bond Market Index Fund 8,037 (462) — (1,287)
Core Fixed Income Fund 13,491 (9,037) — 11,852
Diversified International Fund 3,945 59,188 4,592 (58,954)
Diversified Real Asset Fund 1,188 (946) — (217)
Equity Income Fund 2,952 20,293 28,348 (56,354)
Finisterre Emerging Markets Total Return Bond Fund 3,130 (685) — 1,364
Global Emerging Markets Fund 323 (213) — 966
Government & High Quality Bond Fund 1,020 (309) — 984
High Yield Fund 4,351 (274) — (3,087)
Inflation Protection Fund 2,945 (736) — 1,013
International Equity Index Fund 723 56 227 884
International Small Company Fund 1,668 159 — 2,083
LargeCap Growth Fund I 896 (2,442) 38,211 (37,994)
LargeCap S&P 500 Index Fund 1,403 923 1,290 (5,172)
LargeCap Value Fund III 3,675 (65) 16,253 (29,936)
MidCap Fund 363 (335) 5,420 (4,961)
Overseas Fund 11,505 (1,858) 11,376 (7,572)
Principal Capital Appreciation Fund 3,008 3,655 18,940 (35,300)
Principal Government Money Market Fund - Class R-6 4.19% 569 — — —
Principal International Equity ETF — — — (1,366)
Principal U.S. Mega-Cap ETF 2,411 20,380 — (15,487)
Principal U.S. Small-Cap ETF 441 3,614 — (9,289)
Principal Value ETF 211 — — (4,856)
Real Estate Securities Fund 371 77 502 (1,422)
Short-Term Income Fund 1,540 (11) — 741
Small-MidCap Dividend Income Fund 672 (179) 1,975 (7,255)
Spectrum Preferred and Capital Securities Income Fund 3,229 (744) — (1,406)
$ 74,371 $ 136,485 $ 137,386 $ (311,272)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .77%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
13,745,943 $ 13,746
Principal Exchange-Traded Funds - 12 .02%
Principal International Equity ETF
(a)
1,729,178 46,238
Principal U.S. Mega-Cap ETF
(a)
2,212,648 125,479
Principal U.S. Small-Cap ETF
(a)
518,700 24,727
Principal Value ETF
(a)
363,000 16,814
$ 213,258
Principal Funds, Inc. Class R-6 - 46 .06%
Blue Chip Fund
(a)
1,045,715 47,088
Core Fixed Income Fund
(a)
55,927,675 480,419
Diversified Real Asset Fund
(a)
3,666,612 41,983
Global Emerging Markets Fund
(a)
952,233 25,567
High Yield Fund
(a)
8,286,950 54,694
International Equity Index Fund
(a)
716,078 8,829
International Small Company Fund
(a)
1,012,906 11,132
LargeCap Growth Fund I
(a)
1,291,075 20,050
MidCap Fund
(a)
675,069 29,852
Real Estate Securities Fund
(a)
420,791 12,068
Small-MidCap Dividend Income Fund
(a)
1,630,126 28,201
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,349,730 57,656
$ 817,539
Principal Funds, Inc. Institutional Class - 41 .19%
Bond Market Index Fund
(a)
21,994,862 188,056
Equity Income Fund
(a)
3,008,014 114,154
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,097,182 81,875
Government & High Quality Bond Fund
(a)
4,658,196 42,017
Inflation Protection Fund
(a)
9,487,594 74,288
LargeCap S&P 500 Index Fund
(a)
933,571 25,113
LargeCap Value Fund III
(a)
1,592,000 29,213
Overseas Fund
(a)
2,731,515 28,298
Principal Capital Appreciation Fund
(a)
1,296,585 100,395
Short-Term Income Fund
(a)
3,944,406 47,688
$ 731,097
TOTAL INVESTMENT COMPANIES $ 1,775,640
Total Investments $ 1,775,640
Other Assets and Liabilities -  (0.04)% (716)
TOTAL NET ASSETS - 100.00% $ 1,774,924
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 74,185 $ 3,810 $ 30,152 $ 47,088
Bond Market Index Fund 160,210 40,804 11,501 188,056
Core Fixed Income Fund 524,588 11,958 58,131 480,419
Diversified International Fund 45,382 2,567 48,007 —
Diversified Real Asset Fund 46,769 660 5,053 41,983
Equity Income Fund 116,226 35,204 25,277 114,154
Finisterre Emerging Markets Total Return Bond Fund 80,298 4,493 3,554 81,875
Global Emerging Markets Fund 22,894 5,045 2,567 25,567
Government & High Quality Bond Fund 42,728 1,256 2,483 42,017
High Yield Fund 54,125 6,048 4,117 54,694
Inflation Protection Fund 69,272 10,875 5,664 74,288
International Equity Index Fund 8,614 562 711 8,829
International Small Company Fund 10,746 599 775 11,132
LargeCap Growth Fund I 22,649 5,855 2,554 20,050
LargeCap S&P 500 Index Fund 29,539 1,045 4,341 25,113
LargeCap Value Fund III 33,586 2,844 3,443 29,213
MidCap Fund 32,407 1,340 2,954 29,852
Overseas Fund 29,157 4,475 3,548 28,298
Principal Capital Appreciation Fund 113,188 6,727 11,402 100,395
Principal Government Money Market Fund - Class R-6 4.19% 10,742 20,541 17,537 13,746
Principal International Equity ETF — 46,619 1 46,238
Principal U.S. Mega-Cap ETF 143,917 — 19,895 125,479
Principal U.S. Small-Cap ETF 29,629 — 3,505 24,727
Principal Value ETF — 18,298 — 16,814
Real Estate Securities Fund 13,309 485 1,164 12,068
Short-Term Income Fund 50,827 1,320 4,901 47,688
Small-MidCap Dividend Income Fund 32,507 1,638 2,574 28,201
Spectrum Preferred and Capital Securities Income Fund 61,991 2,100 5,339 57,656
$ 1,859,485 $ 237,168 $ 281,150 $ 1,775,640
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 98 $ 19,093 $ 3,290 $ (19,848)
Bond Market Index Fund 5,781 (493) — (964)
Core Fixed Income Fund 9,328 (7,745) — 9,749
Diversified International Fund 1,103 14,942 1,281 (14,884)
Diversified Real Asset Fund 385 (478) — 85
Equity Income Fund 1,003 4,178 9,747 (16,177)
Finisterre Emerging Markets Total Return Bond Fund 2,932 (597) — 1,235
Global Emerging Markets Fund 90 (87) — 282
Government & High Quality Bond Fund 764 (132) — 648
High Yield Fund 1,847 (50) — (1,312)
Inflation Protection Fund 2,219 (710) — 515
International Equity Index Fund 284 41 89 323
International Small Company Fund 410 25 — 537
LargeCap Growth Fund I 129 96 5,491 (5,996)
LargeCap S&P 500 Index Fund 410 892 377 (2,022)
LargeCap Value Fund III 472 123 2,087 (3,897)
MidCap Fund 66 (102) 986 (839)
Overseas Fund 2,147 (251) 2,120 (1,535)
Principal Capital Appreciation Fund 783 1,243 4,914 (9,361)
Principal Government Money Market Fund - Class R-6 4.19% 236 — — —
Principal International Equity ETF — — — (380)
Principal U.S. Mega-Cap ETF 639 6,116 — (4,659)
Principal U.S. Small-Cap ETF 104 746 — (2,143)
Principal Value ETF 65 — — (1,484)
Real Estate Securities Fund 149 41 203 (603)
Short-Term Income Fund 937 (11) — 453
Small-MidCap Dividend Income Fund 307 (123) 906 (3,247)
Spectrum Preferred and Capital Securities Income Fund 1,660 (543) — (553)
$ 34,348 $ 36,214 $ 31,491 $ (76,077)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .67%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
20,604,263 $ 20,604
Principal Exchange-Traded Funds - 21 .39%
Principal International Equity ETF
(a)
5,069,025 135,546
Principal U.S. Mega-Cap ETF
(a)
6,662,445 377,827
Principal U.S. Small-Cap ETF
(a)
2,101,800 100,193
Principal Value ETF
(a)
994,000 46,042
$ 659,608
Principal Funds, Inc. Class R-6 - 36 .50%
Blue Chip Fund
(a)
4,072,520 183,385
Core Fixed Income Fund
(a)
27,937,006 239,979
Diversified Real Asset Fund
(a)
9,013,075 103,200
Global Emerging Markets Fund
(a)
3,690,083 99,079
International Equity Index Fund
(a)
2,397,703 29,564
International Small Company Fund
(a)
4,201,576 46,175
LargeCap Growth Fund I
(a)
8,313,335 129,106
MidCap Fund
(a)
3,200,918 141,545
Principal High Yield Fund
(a)
6,113,597 40,350
Real Estate Securities Fund
(a)
1,267,626 36,355
Small-MidCap Dividend Income Fund
(a)
2,333,544 40,370
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,978,714 36,127
$ 1,125,235
Principal Funds, Inc. Institutional Class - 41 .48%
Bond Market Index Fund
(a)
10,060,931 86,021
Equity Income Fund
(a)
7,736,907 293,615
Finisterre Emerging Markets Total Return Bond
Fund
(a)
3,643,691 32,793
Government & High Quality Bond Fund
(a)
1,668,705 15,052
Inflation Protection Fund
(a)
6,184,244 48,423
LargeCap S&P 500 Index Fund
(a)
2,680,619 72,109
LargeCap Value Fund III
(a)
11,929,927 218,914
Overseas Fund
(a)
12,637,901 130,929
Principal Capital Appreciation Fund
(a)
4,921,673 381,085
$ 1,278,941
TOTAL INVESTMENT COMPANIES $ 3,084,388
Total Investments $ 3,084,388
Other Assets and Liabilities -  (0.04)% (1,300)
TOTAL NET ASSETS - 100.00% $ 3,083,088
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 233,808 $ 10,956 $ 58,035 $ 183,385
Bond Market Index Fund 84,104 6,573 3,851 86,021
Core Fixed Income Fund 252,687 5,325 19,132 239,979
Diversified International Fund 131,053 7,724 139,021 —
Diversified Real Asset Fund 108,895 939 5,760 103,200
Equity Income Fund 349,172 33,454 48,467 293,615
Finisterre Emerging Markets Total Return Bond Fund 32,633 1,538 1,640 32,793
Global Emerging Markets Fund 85,979 17,144 4,433 99,079
Government & High Quality Bond Fund 15,494 397 1,027 15,052
High Yield Fund 32,683 10,105 1,450 40,350
Inflation Protection Fund 18,288 30,281 786 48,423
International Equity Index Fund 28,686 1,573 1,912 29,564
International Small Company Fund 45,484 1,967 3,604 46,175
LargeCap Growth Fund I 140,913 35,599 10,448 129,106
LargeCap S&P 500 Index Fund 78,165 2,479 5,128 72,109
LargeCap Value Fund III 237,492 19,174 10,091 218,914
MidCap Fund 144,886 7,865 6,770 141,545
Overseas Fund 124,655 26,420 12,279 130,929
Principal Capital Appreciation Fund 399,651 32,637 20,035 381,085
Principal Government Money Market Fund - Class R-6 4.19% 19,881 38,599 37,876 20,604
Principal International Equity ETF — 136,661 (1) 135,546
Principal U.S. Mega-Cap ETF 410,885 — 35,625 377,827
Principal U.S. Small-Cap ETF 118,718 — 12,783 100,193
Principal Value ETF — 50,335 — 46,042
Real Estate Securities Fund 39,260 1,189 2,487 36,355
Small-MidCap Dividend Income Fund 45,348 2,122 2,208 40,370
Spectrum Preferred and Capital Securities Income Fund 38,224 1,142 2,556 36,127
$ 3,217,044 $ 482,198 $ 447,403 $ 3,084,388
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 305 $ 34,133 $ 10,289 $ (37,477)
Bond Market Index Fund 2,877 (108) — (697)
Core Fixed Income Fund 4,531 (2,982) — 4,081
Diversified International Fund 3,205 46,977 3,739 (46,733)
Diversified Real Asset Fund 927 (553) — (321)
Equity Income Fund 3,129 9,600 29,177 (50,144)
Finisterre Emerging Markets Total Return Bond Fund 1,193 (272) — 534
Global Emerging Markets Fund 297 (227) — 616
Government & High Quality Bond Fund 276 (52) — 240
High Yield Fund 1,222 (26) — (962)
Inflation Protection Fund 600 (68) — 708
International Equity Index Fund 963 111 303 1,106
International Small Company Fund 1,721 75 — 2,253
LargeCap Growth Fund I 799 (1,533) 34,071 (35,425)
LargeCap S&P 500 Index Fund 1,109 650 1,020 (4,057)
LargeCap Value Fund III 3,373 101 14,912 (27,762)
MidCap Fund 297 (252) 4,422 (4,184)
Overseas Fund 9,708 (1,350) 9,584 (6,517)
Principal Capital Appreciation Fund 2,841 1,476 17,802 (32,644)
Principal Government Money Market Fund - Class R-6 4.19% 489 — — —
Principal International Equity ETF — — — (1,116)
Principal U.S. Mega-Cap ETF 1,922 12,026 — (9,459)
Principal U.S. Small-Cap ETF 418 2,549 — (8,291)
Principal Value ETF 177 — — (4,293)
Real Estate Securities Fund 438 124 600 (1,731)
Small-MidCap Dividend Income Fund 438 (156) 1,283 (4,736)
Spectrum Preferred and Capital Securities Income Fund 1,036 (255) — (428)
$ 44,291 $ 99,988 $ 127,202 $ (267,439)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .71%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
15,753,325 $ 15,753
Principal Exchange-Traded Funds - 11 .41%
Principal Active High Yield ETF
(a)
2,073,084 39,212
Principal International Equity ETF
(a)
2,208,147 59,046
Principal U.S. Mega-Cap ETF
(a)
2,381,095 135,032
Principal U.S. Small-Cap ETF
(a)
215,000 10,249
Principal Value ETF
(a)
226,000 10,468
$ 254,007
Principal Funds, Inc. Class R-6 - 44 .19%
Core Fixed Income Fund
(a)
88,846,256 763,191
Diversified Real Asset Fund
(a)
1,989,048 22,775
Global Emerging Markets Fund
(a)
403,210 10,826
High Yield Fund
(a)
5,884,725 38,839
LargeCap Growth Fund I
(a)
648,755 10,075
MidCap Fund
(a)
475,055 21,007
Real Estate Securities Fund
(a)
385,189 11,047
Small-MidCap Dividend Income Fund
(a)
1,984,056 34,324
Spectrum Preferred and Capital Securities Income
Fund
(a)
7,894,910 71,686
$ 983,770
Principal Funds, Inc. Institutional Class - 43 .73%
Bond Market Index Fund
(a)
32,891,602 281,223
Equity Income Fund
(a)
2,183,640 82,869
Finisterre Emerging Markets Total Return Bond
Fund
(a)
14,273,560 128,462
Government & High Quality Bond Fund
(a)
10,855,235 97,914
Inflation Protection Fund
(a)
17,128,073 134,113
LargeCap S&P 500 Index Fund
(a)
825,166 22,197
LargeCap Value Fund III
(a)
2,529,381 46,414
Overseas Fund
(a)
2,076,184 21,509
Principal Capital Appreciation Fund
(a)
1,012,255 78,379
Short-Term Income Fund
(a)
6,664,134 80,570
$ 973,650
TOTAL INVESTMENT COMPANIES $ 2,227,180
Total Investments $ 2,227,180
Other Assets and Liabilities -  (0.04)% (914)
TOTAL NET ASSETS - 100.00% $ 2,226,266
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 283,421 $ 25,620 $ 24,580 $ 281,223
Core Fixed Income Fund 820,586 18,709 79,317 763,191
Diversified International Fund 58,735 3,151 61,941 —
Diversified Real Asset Fund 27,507 287 4,788 22,775
Equity Income Fund 77,317 31,479 18,387 82,869
Finisterre Emerging Markets Total Return Bond Fund 131,306 5,866 9,740 128,462
Global Emerging Markets Fund — 11,534 412 10,826
Government & High Quality Bond Fund 100,457 2,729 6,471 97,914
High Yield Fund 27,590 15,481 3,267 38,839
Inflation Protection Fund 141,231 5,401 11,667 134,113
LargeCap Growth Fund I 22,620 5,707 13,457 10,075
LargeCap S&P 500 Index Fund 25,294 880 2,947 22,197
LargeCap Value Fund III 52,816 4,331 4,791 46,414
MidCap Fund 23,408 874 2,615 21,007
Overseas Fund 16,335 8,571 2,075 21,509
Principal Active High Yield ETF 40,363 — 1 39,212
Principal Capital Appreciation Fund 98,927 5,400 19,567 78,379
Principal Government Money Market Fund - Class R-6 4.19% 17,105 11,813 13,165 15,753
Principal International Equity ETF — 59,532 — 59,046
Principal U.S. Mega-Cap ETF 158,989 — 26,079 135,032
Principal U.S. Small-Cap ETF 14,467 — 3,775 10,249
Principal Value ETF — 11,632 — 10,468
Real Estate Securities Fund 11,876 520 876 11,047
Short-Term Income Fund 84,492 2,282 6,946 80,570
Small-MidCap Dividend Income Fund 41,084 1,896 4,508 34,324
Spectrum Preferred and Capital Securities Income Fund 77,189 2,622 6,763 71,686
$ 2,353,115 $ 236,317 $ 328,135 $ 2,227,180
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,924 $ (924) $ — $ (2,314)
Core Fixed Income Fund 14,556 (13,013) — 16,226
Diversified International Fund 1,419 6,435 1,641 (6,380)
Diversified Real Asset Fund 213 448 — (679)
Equity Income Fund 659 7,040 6,463 (14,580)
Finisterre Emerging Markets Total Return Bond Fund 4,691 (1,622) — 2,652
Global Emerging Markets Fund — (26) — (270)
Government & High Quality Bond Fund 1,777 (807) — 2,006
High Yield Fund 1,088 49 — (1,014)
Inflation Protection Fund 4,513 (1,455) — 603
LargeCap Growth Fund I 129 1,278 5,489 (6,073)
LargeCap S&P 500 Index Fund 357 555 328 (1,585)
LargeCap Value Fund III 737 97 3,259 (6,039)
MidCap Fund 48 (83) 712 (577)
Overseas Fund 1,588 (239) 1,568 (1,083)
Principal Active High Yield ETF 1,477 — — (1,150)
Principal Capital Appreciation Fund 679 3,472 4,265 (9,853)
Principal Government Money Market Fund - Class R-6 4.19% 326 — — —
Principal International Equity ETF — — — (486)
Principal U.S. Mega-Cap ETF 709 8,268 — (6,146)
Principal U.S. Small-Cap ETF 46 443 — (886)
Principal Value ETF 40 — — (1,164)
Real Estate Securities Fund 131 51 180 (524)
Short-Term Income Fund 1,567 (5) — 747
Small-MidCap Dividend Income Fund 383 (218) 1,142 (3,930)
Spectrum Preferred and Capital Securities Income Fund 2,058 (682) — (680)
$ 49,115 $ 9,062 $ 25,047 $ (43,179)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .81%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
17,662,025 $ 17,662
Principal Exchange-Traded Funds - 26 .23%
Principal International Equity ETF
(a)
4,992,130 133,490
Principal U.S. Mega-Cap ETF
(a)
5,261,800 298,397
Principal U.S. Small-Cap ETF
(a)
1,706,500 81,349
Principal Value ETF
(a)
1,198,000 55,491
$ 568,727
Principal Funds, Inc. Class R-6 - 29 .21%
Blue Chip Fund
(a)
2,689,752 121,119
Diversified Real Asset Fund
(a)
6,605,378 75,632
Global Emerging Markets Fund
(a)
3,377,278 90,680
International Equity Index Fund
(a)
2,171,050 26,769
International Small Company Fund
(a)
4,984,145 54,776
LargeCap Growth Fund I
(a)
6,943,901 107,839
MidCap Fund
(a)
2,545,554 112,564
Real Estate Securities Fund
(a)
647,655 18,575
Small-MidCap Dividend Income Fund
(a)
1,459,914 25,256
$ 633,210
Principal Funds, Inc. Institutional Class - 43 .79%
Bond Market Index Fund
(a)
1,948,692 16,661
Equity Income Fund
(a)
6,122,201 232,338
Inflation Protection Fund
(a)
1,462,119 11,448
LargeCap S&P 500 Index Fund
(a)
2,281,416 61,370
LargeCap Value Fund III
(a)
10,485,587 192,411
Overseas Fund
(a)
11,651,878 120,713
Principal Capital Appreciation Fund
(a)
4,061,954 314,517
$ 949,458
TOTAL INVESTMENT COMPANIES $ 2,169,057
Total Investments $ 2,169,057
Other Assets and Liabilities -  (0.04)% (920)
TOTAL NET ASSETS - 100.00% $ 2,168,137
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 190,250 $ 9,072 $ 76,326 $ 121,119
Bond Market Index Fund — 16,900 568 16,661
Diversified International Fund 128,926 8,055 137,220 —
Diversified Real Asset Fund 80,693 696 5,095 75,632
Equity Income Fund 284,475 27,535 46,899 232,338
Global Emerging Markets Fund 78,749 16,720 5,043 90,680
Inflation Protection Fund — 11,730 568 11,448
International Equity Index Fund 26,301 1,884 2,482 26,769
International Small Company Fund 52,595 2,989 3,591 54,776
LargeCap Growth Fund I 115,081 29,720 6,359 107,839
LargeCap S&P 500 Index Fund 65,802 2,312 3,882 61,370
LargeCap Value Fund III 209,760 17,181 10,120 192,411
MidCap Fund 117,146 4,132 5,135 112,564
Overseas Fund 111,750 28,196 11,832 120,713
Principal Capital Appreciation Fund 333,675 28,566 21,943 314,517
Principal Government Money Market Fund - Class R-6 4.19% 16,448 44,375 43,161 17,662
Principal International Equity ETF — 134,589 — 133,490
Principal U.S. Mega-Cap ETF 312,846 — 15,245 298,397
Principal U.S. Small-Cap ETF 96,419 — 10,409 81,349
Principal Value ETF — 60,607 — 55,491
Real Estate Securities Fund 18,503 920 73 18,575
Small-MidCap Dividend Income Fund 28,754 1,455 1,877 25,256
$ 2,268,173 $ 447,634 $ 407,828 $ 2,169,057
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 248 $ 36,315 $ 8,395 $ (38,192)
Bond Market Index Fund — (2) — 331
Diversified International Fund 3,163 42,114 3,684 (41,875)
Diversified Real Asset Fund 683 (593) — (69)
Equity Income Fund 2,521 2,238 23,840 (35,011)
Global Emerging Markets Fund 273 (315) — 569
Inflation Protection Fund — 8 — 278
International Equity Index Fund 897 93 282 973
International Small Company Fund 2,020 (462) — 3,245
LargeCap Growth Fund I 659 199 28,138 (30,802)
LargeCap S&P 500 Index Fund 937 402 862 (3,264)
LargeCap Value Fund III 2,969 48 13,139 (24,458)
MidCap Fund 240 (220) 3,577 (3,359)
Overseas Fund 9,002 (1,506) 8,887 (5,895)
Principal Capital Appreciation Fund 2,354 1,555 14,768 (27,336)
Principal Government Money Market Fund - Class R-6 4.19% 346 — — —
Principal International Equity ETF — — — (1,099)
Principal U.S. Mega-Cap ETF 1,489 4,438 — (3,642)
Principal U.S. Small-Cap ETF 339 2,079 — (6,740)
Principal Value ETF 213 — — (5,116)
Real Estate Securities Fund 217 1 289 (776)
Small-MidCap Dividend Income Fund 276 (127) 809 (2,949)
$ 28,846 $ 86,265 $ 106,670 $ (225,187)
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .91 % Shares Held Value (000's)
Money Market Funds - 3 .91%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
780,561 $ 781
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
128,051,715 128,052
$ 128,833
TOTAL INVESTMENT COMPANIES $ 128,833
BONDS - 86 .35%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .23%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 8,600 $ 8,781
Lockheed Martin Corp
4.50%, 02/15/2029 13,350 13,470
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 10,107
RTX Corp
5.75%, 11/08/2026 8,075 8,230
$ 40,588
Agriculture - 0 .62%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 4,161
4.10%, 01/07/2028 5,500 5,460
4.20%, 09/17/2029 11,000 10,861
$ 20,482
Airlines - 0 .61%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
8,414 8,414
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
10,600 10,280
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
1,446 1,433
$ 20,127
Automobile Asset Backed Securities - 5 .22%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 2,469 2,476
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 2,807 2,814
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
8,074 8,063
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
7,845 7,843
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
1,466 1,468
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
4,877 4,887
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
4,995 5,017
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
7,370 7,370
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 10,820
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 123 123
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 1,414 1,416
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 8,762 8,785
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 8,445 8,443
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 13,600 13,592
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 154 154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 $ 12,000 $ 11,993
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
3,978 3,959
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
4,364 4,363
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027 4,279 4,279
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
6,100 6,086
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,754
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 5,246 5,246
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
2,935 2,938
Westlake Automobile Receivables Trust 2024-2
5.75%, 08/16/2027
(d)
5,058 5,071
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
7,257 7,258
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
9,400 9,401
World Omni Auto Receivables Trust 2025-A
4.49%, 04/17/2028 12,500 12,512
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 8,010 8,029
$ 172,160
Banks - 17 .42%
Bank of America Corp
1.20%, 10/24/2026
(e)
9,600 9,444
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 19,309
Secured Overnight Financing Rate + 1.15%
4.98%, 01/24/2029
(e)
9,400 9,525
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
9,400 9,575
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
14,100 14,436
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 14,321
Secured Overnight Financing Rate + 0.60%
5.00%, 01/27/2029
(e)
9,400 9,546
Secured Overnight Financing Rate + 0.67%
Bank of New York Mellon/The
4.73%, 04/20/2029
(e)
5,750 5,831
Secured Overnight Financing Rate + 1.14%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 5,088
4.40%, 09/08/2028
(e)
9,400 9,389
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 7,041
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 7,254
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
4.79%, 05/09/2029
(d),(e),(f)
8,000 7,994
Secured Overnight Financing Rate + 1.45%
5.09%, 05/09/2031
(d),(e),(f)
10,600 10,583
Secured Overnight Financing Rate + 1.68%
5.13%, 01/13/2029
(d),(e)
8,400 8,527
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%

Schedule of Investments
Short-Term Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 $ 6,900 $ 7,044
5.99%, 10/03/2028 3,440 3,608
Citibank NA
4.88%, 11/19/2027
(e)
8,000 8,055
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
1.12%, 01/28/2027
(e)
19,600 19,098
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(e)
9,500 9,403
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
8,000 8,118
Secured Overnight Financing Rate + 1.36%
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 6,100 6,285
6.82%, 11/20/2029
(e)
7,100 7,543
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
3,400 3,391
Secured Overnight Financing Rate + 1.49%
Fifth Third Bank NA
4.97%, 01/28/2028
(e)
2,800 2,817
Secured Overnight Financing Rate + 0.81%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
8,600 8,317
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 10,506
Secured Overnight Financing Rate + 1.73%
5.18%, 12/09/2026 14,700 14,698
Secured Overnight Financing Rate + 0.79%
5.21%, 01/28/2031
(e)
12,500 12,713
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(e)
12,500 12,731
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
8,235 8,536
Secured Overnight Financing Rate + 1.27%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
15,800 15,393
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 19,217
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(e)
6,650 6,642
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
8,400 8,424
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
6,000 6,085
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(e)
6,200 6,340
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
6,200 6,425
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 15,900 16,329
Morgan Stanley
1.59%, 05/04/2027
(e)
10,750 10,437
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,797
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
10,000 9,968
Secured Overnight Financing Rate + 1.10%
5.05%, 01/28/2027
(e)
10,000 10,038
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
9,350 9,523
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
7,500 7,647
Secured Overnight Financing Rate + 1.11%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.65%, 04/13/2028
(e)
$ 2,575 $ 2,629
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
6,200 6,413
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
10,500 10,658
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.96%, 08/15/2030
(e)
9,500 9,548
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.66%, 11/15/2028 9,500 9,516
Secured Overnight Financing Rate + 1.30%
PNC Financial Services Group Inc/The
5.22%, 01/29/2031
(e)
6,400 6,544
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
0.88%, 01/20/2026
(g)
14,700 14,352
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
12,500 12,693
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Swedbank AB
5.00%, 11/20/2029
(d)
8,500 8,673
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 14,343
Truist Financial Corp
1.27%, 03/02/2027
(e)
5,230 5,082
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
10,000 10,796
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
15,000 14,702
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e)
4,800 4,878
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
3,675 3,763
Secured Overnight Financing Rate + 1.56%
Wells Fargo & Co
5.24%, 01/24/2031
(e)
4,250 4,338
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
6,200 6,337
Secured Overnight Financing Rate + 1.07%
$ 574,256
Biotechnology - 0 .45%
Amgen Inc
5.15%, 03/02/2028 9,100 9,301
Gilead Sciences Inc
4.80%, 11/15/2029 5,500 5,597
$ 14,898
Building Materials - 0 .28%
Vulcan Materials Co
4.95%, 12/01/2029 9,000 9,093
Chemicals - 0 .24%
Westlake Corp
3.60%, 08/15/2026 7,900 7,791
Commercial Mortgage Backed Securities - 8 .05%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(h)
5,857 5,740
ARES Trust 2025-IND3
5.80%, 04/15/2042
(d)
9,200 9,125
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%

Schedule of Investments
Short-Term Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BFLD Commercial Mortgage Trust 2024-UNIV
5.81%, 11/15/2041
(d)
$ 8,900 $ 8,897
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BX 2024-PALM
5.86%, 06/15/2037
(d)
10,125 10,097
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
5.29%, 11/15/2038
(d)
9,430 9,395
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
5.11%, 06/15/2038
(d)
10,696 10,653
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
5.14%, 09/15/2036
(d)
15,000 14,859
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2024-AIRC
6.01%, 08/15/2039
(d)
16,502 16,502
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.61%, 12/15/2039
(d)
1,782 1,775
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Trust 2021-BXMF
5.07%, 10/15/2026
(d)
9,696 9,648
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.94%, 10/15/2036
(d)
10,700 10,646
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BX Trust 2025-DIME
5.47%, 02/15/2035
(d)
9,400 9,233
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
ELP Commercial Mortgage Trust 2021-ELP
5.14%, 11/15/2038
(d)
14,983 14,908
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.47%, 09/10/2038
(d),(h)
2,350 2,338
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
5.49%, 04/15/2038
(d)
12,473 12,449
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
KRE Commercial Mortgage Trust 2025-AIP4
5.62%, 03/15/2042
(d)
12,600 12,502
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
LBA Trust 2024-7IND
5.76%, 10/15/2041
(d)
9,200 9,194
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LBA Trust 2024-BOLT
5.91%, 06/15/2039
(d)
12,750 12,750
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2022-BMR Mortgage Trust
5.62%, 05/15/2039
(d)
18,400 17,790
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
MED Commercial Mortgage Trust 2024-MOB
5.91%, 05/15/2041
(d)
$ 15,000 $ 14,920
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
5.24%, 04/15/2038
(d)
2,468 2,465
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHP 2021-STOR
5.14%, 07/15/2038
(d)
8,800 8,762
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
5.14%, 01/15/2039
(d)
7,484 7,437
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
PRM5 Trust 2025-PRM5
4.62%, 03/10/2033
(d),(h)
5,000 4,964
SREIT Trust 2021-MFP
5.17%, 11/15/2038
(d)
10,989 10,941
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TEXAS Commercial Mortgage Trust 2025-TWR
5.61%, 04/15/2042
(d)
7,500 7,408
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
6.13%, 03/15/2040
(d),(h)
10,000 10,045
$ 265,443
Computers - 1 .58%
Apple Inc
1.13%, 05/11/2025 15,000 14,984
Dell International LLC / EMC Corp
4.75%, 04/01/2028 4,000 4,032
5.00%, 04/01/2030 9,250 9,281
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 14,500 14,491
4.55%, 10/15/2029 9,500 9,411
$ 52,199
Diversified Financial Services - 0 .29%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.45%, 04/15/2027 9,127 9,410
Electric - 6 .84%
AES Corp/The
1.38%, 01/15/2026 14,600 14,237
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,446
5.95%, 03/30/2029
(d)
8,800 9,176
Consumers Energy Co
4.90%, 02/15/2029
(g)
8,200 8,360
DTE Energy Co
1.05%, 06/01/2025 4,400 4,385
3.40%, 06/15/2029 2,000 1,903
5.10%, 03/01/2029 5,000 5,071
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,612
Evergy Kansas Central Inc
4.70%, 03/13/2028 4,100 4,144
Exelon Corp
5.15%, 03/15/2029 6,330 6,471
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 14,275
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 3,458 3,506
4.90%, 03/15/2029 10,000 10,129
5.75%, 09/01/2025 17,200 17,254

Schedule of Investments
Short-Term Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
OGE Energy Corp
5.45%, 05/15/2029 $ 10,000 $ 10,315
PacifiCorp
5.10%, 02/15/2029 9,050 9,230
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 14,435
4.90%, 03/15/2030
(g)
4,100 4,139
5.20%, 04/01/2029 10,000 10,248
5.88%, 10/15/2028 8,000 8,356
Southern Co/The
5.50%, 03/15/2029 10,300 10,690
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,311
Tampa Electric Co
4.90%, 03/01/2029 2,340 2,378
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 19,163
Wisconsin Public Service Corp
4.55%, 12/01/2029 5,500 5,557
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,653
$ 225,444
Environmental Control - 0 .28%
Republic Services Inc
4.75%, 07/15/2030 9,000 9,133
Food - 0 .72%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 7,800 7,883
Mars Inc
4.60%, 03/01/2028
(d)
6,300 6,368
4.80%, 03/01/2030
(d)
9,400 9,514
$ 23,765
Forest Products & Paper - 0 .30%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,878
Gas - 0 .52%
NiSource Inc
0.95%, 08/15/2025 14,600 14,448
5.25%, 03/30/2028 2,700 2,759
$ 17,207
Healthcare - Products - 0 .31%
Solventum Corp
5.40%, 03/01/2029 10,000 10,199
Healthcare - Services - 1 .30%
Centene Corp
4.25%, 12/15/2027 16,750 16,368
Cigna Group/The
1.25%, 03/15/2026 3,534 3,437
HCA Inc
5.25%, 06/15/2026 20,000 20,056
5.88%, 02/01/2029 3,000 3,098
$ 42,959
Home Equity Asset Backed Securities - 1 .54%
JP Morgan Mortgage Trust 2023-HE1
6.10%, 11/25/2053
(d)
1,507 1,517
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
6.05%, 03/20/2054
(d)
7,056 7,103
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.95%, 05/25/2054
(d)
5,401 5,406
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities (continued)
JP Morgan Mortgage Trust Series 2024-HE3
5.55%, 02/25/2055
(d)
$ 12,815 $ 12,815
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d),(h)
12,027 12,076
JP Morgan Mortgage Trust Series 2025-HE1
5.50%, 07/20/2055
(d)
11,685 11,676
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
$ 50,593
Insurance - 2 .74%
Aon North America Inc
5.15%, 03/01/2029 14,000 14,289
Arthur J Gallagher & Co
4.85%, 12/15/2029 4,200 4,252
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
8,647 8,459
1.10%, 06/23/2025
(d)
17,525 17,435
Markel Group Inc
3.50%, 11/01/2027 4,719 4,630
New York Life Global Funding
4.60%, 12/05/2029
(d)
4,800 4,855
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 14,152
4.96%, 01/13/2030
(d)
12,200 12,468
5.07%, 03/25/2027
(d)
9,500 9,645
$ 90,185
Internet - 0 .40%
eBay Inc
1.40%, 05/10/2026 13,530 13,106
Machinery - Diversified - 0 .19%
Ingersoll Rand Inc
5.20%, 06/15/2027 6,000 6,089
Media - 0 .54%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 2,236 2,233
6.10%, 06/01/2029 15,000 15,534
$ 17,767
Mining - 0 .33%
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,697
5.19%, 04/01/2030
(d)
6,000 6,075
$ 10,772
Mortgage Backed Securities - 4 .62%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(h)
9,278 9,302
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(h)
6,679 6,749
CHL Mortgage Pass-Through Trust 2003-46
6.54%, 01/19/2034
(h)
107 101
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(h)
3,123 2,803
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(h)
6,749 6,805
JP Morgan Mortgage Trust 2004-A3
6.76%, 07/25/2034
(h)
80 73
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 68
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(h)
10,260 9,408
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(h)
754 755

Schedule of Investments
Short-Term Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(d),(h)
$ 2,334 $ 2,350
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(h)
9,613 9,645
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(h)
8,904 8,943
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(h)
955 939
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(h)
4,091 3,724
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(h)
9,500 9,528
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(h)
10,020 8,974
PHH Mortgage Trust Series 2008-CIM1
6.69%, 06/25/2038 422 369
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(h)
9,290 8,303
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(h)
6,195 5,752
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(h)
16,794 15,045
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(h)
16,871 14,974
Sequoia Mortgage Trust 2024-1
5.99%, 01/25/2054
(d),(h)
2,701 2,701
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(h)
3,218 3,222
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(h)
9,072 9,150
Sequoia Mortgage Trust 2025-1
6.00%, 01/25/2055
(d),(h)
3,195 3,221
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(h)
227 224
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(h)
4,395 3,736
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(h)
4,088 3,781
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(h)
1,656 1,501
$ 152,148
Office & Business Equipment - 0 .32%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,635
Oil & Gas - 1 .05%
Canadian Natural Resources Ltd
5.00%, 12/15/2029
(d)
4,800 4,784
Chevron USA Inc
0.69%, 08/12/2025 4,600 4,552
Diamondback Energy Inc
5.15%, 01/30/2030 7,500 7,611
5.20%, 04/18/2027 8,150 8,265
Occidental Petroleum Corp
5.20%, 08/01/2029 9,500 9,359
$ 34,571
Oil & Gas Services - 0 .39%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
6,400 6,486
5.00%, 11/15/2029
(d)
6,400 6,498
$ 12,984
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 11 .60%
1988 CLO 2 Ltd
5.49%, 04/15/2038
(d)
$ 9,750 $ 9,642
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
37 Capital CLO II
5.55%, 07/15/2034
(d)
10,000 9,987
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
5.80%, 07/20/2037
(d)
5,500 5,501
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AB BSL CLO 4 Ltd
5.53%, 04/20/2038
(d)
9,500 9,459
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
AMMC CLO 15 Ltd
5.64%, 01/15/2032
(d)
689 689
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Ares LIV CLO Ltd
5.53%, 10/15/2032
(d)
3,150 3,149
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.27%
Bardot CLO Ltd
5.25%, 10/22/2032
(d)
11,876 11,834
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
4,352 4,379
Cerberus Loan Funding XXIV LP
5.61%, 07/15/2030
(d)
9,500 9,500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,064 28,617
1.69%, 07/15/2060
(d)
13,339 13,174
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 3,322 3,329
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
4,240 4,250
Dewolf Park CLO Ltd
5.44%, 10/15/2030
(d)
5,701 5,698
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
1,281 1,283
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
8,600 8,618
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
4,800 4,825
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
2,128 2,130
Empower CLO 2025-1 Ltd
0.00%, 04/20/2038
(d),(f),(i)
12,600 12,600
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
5,994 6,006
KKR CLO 18 Ltd
5.47%, 07/18/2030
(d)
3,227 3,224
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
3,195 3,200

Schedule of Investments
Short-Term Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Lake Shore MM CLO II Ltd
5.68%, 10/17/2031
(d)
$ 10,169 $ 10,154
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XVIII Ltd
5.47%, 10/21/2030
(d)
8,828 8,825
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Magnetite XLVII Ltd
5.80%, 01/25/2038
(d)
6,250 6,245
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%
Maranon Loan Funding 2021-3 Ltd
6.01%, 10/15/2036
(d)
6,300 6,297
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Marathon CLO XIII Ltd
5.46%, 04/15/2032
(d)
15,645 15,634
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
1,555 1,482
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
6,203 6,427
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
14,823 14,664
New Mountain CLO 6 Ltd
5.66%, 10/15/2037
(d)
6,300 6,300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
New Mountain CLO 7 Ltd
5.48%, 03/31/2038
(d)
9,500 9,428
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
5.78%, 07/20/2037
(d)
19,000 19,004
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
5.82%, 04/20/2037
(d)
6,300 6,301
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
5.31%, 04/15/2030
(d)
1,810 1,807
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
PFS Financing Corp
4.85%, 02/15/2030
(d)
12,550 12,696
4.95%, 02/15/2029
(d)
13,350 13,477
5.52%, 10/15/2028
(d)
4,500 4,568
Signal Peak CLO 11 Ltd
5.72%, 07/18/2037
(d)
6,250 6,245
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
TCI-Flatiron CLO 2016-1 Ltd
5.38%, 01/17/2032
(d)
916 915
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
2,771 2,772
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
15,000 15,146
Verizon Master Trust
4.17%, 08/20/2030 5,500 5,500
4.35%, 08/20/2032
(d)
5,500 5,466
4.49%, 01/22/2029 16,000 15,966
4.62%, 11/20/2030 9,700 9,777
5.16%, 06/20/2029 13,800 13,937
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Voya 2012-4 Ltd
5.52%, 10/15/2030
(d)
$ 2,260 $ 2,258
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
$ 382,385
Packaging & Containers - 0 .60%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
9,800 9,465
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
10,000 10,142
$ 19,607
Pharmaceuticals - 1 .76%
AbbVie Inc
4.80%, 03/15/2029 10,000 10,198
Astrazeneca Finance LLC
4.85%, 02/26/2029 9,400 9,609
Bristol-Myers Squibb Co
4.90%, 02/22/2029 10,000 10,246
Eli Lilly & Co
4.50%, 02/09/2029 10,000 10,162
4.55%, 02/12/2028 6,250 6,356
4.75%, 02/12/2030 4,300 4,409
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 7,000 7,000
$ 57,980
Pipelines - 2 .88%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,703
6.06%, 08/15/2026
(d)
3,450 3,499
Enbridge Inc
5.30%, 04/05/2029 3,850 3,942
5.90%, 11/15/2026 11,275 11,490
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,237
5.55%, 02/15/2028 10,000 10,249
Kinder Morgan Inc
5.00%, 02/01/2029 10,000 10,102
5.10%, 08/01/2029 6,000 6,092
ONEOK Inc
4.25%, 09/24/2027 11,700 11,633
4.40%, 10/15/2029
(g)
7,900 7,777
5.55%, 11/01/2026 6,000 6,073
Williams Cos Inc/The
5.40%, 03/02/2026 7,000 7,038
$ 94,835
REITs - 2 .11%
American Tower Corp
5.00%, 01/31/2030 3,800 3,860
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 6,156
5.49%, 03/15/2053
(d)
10,500 10,683
Crown Castle Inc
1.35%, 07/15/2025 8,750 8,687
CubeSmart LP
4.00%, 11/15/2025 3,275 3,261
Public Storage Operating Co
5.07%, 04/16/2027 9,550 9,496
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 18,468
1.88%, 07/15/2050
(d)
6,463 6,326
2.33%, 07/15/2052
(d)
2,800 2,618
$ 69,555
Semiconductors - 1 .38%
Advanced Micro Devices Inc
4.21%, 09/24/2026 6,300 6,326
4.32%, 03/24/2028 6,300 6,356

Schedule of Investments
Short-Term Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc
5.05%, 07/12/2029 $ 7,400 $ 7,545
Micron Technology Inc
6.75%, 11/01/2029 9,100 9,730
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,300
Texas Instruments Inc
4.60%, 02/08/2029
(g)
10,000 10,157
$ 45,414
Software - 1 .66%
Oracle Corp
4.20%, 09/27/2029 9,300 9,165
4.80%, 08/03/2028 9,400 9,522
Roper Technologies Inc
1.00%, 09/15/2025 10,450 10,308
4.50%, 10/15/2029 7,400 7,368
Take-Two Interactive Software Inc
4.95%, 03/28/2028 10,700 10,886
5.40%, 06/12/2029 7,400 7,613
$ 54,862
Student Loan Asset Backed Securities - 4 .40%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
1,724 1,658
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
2,308 2,238
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
4,282 3,910
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
1,774 1,561
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
8,156 6,813
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
2,633 2,309
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
5,687 5,236
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
4,189 4,257
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
64 64
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
402 398
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
2,204 2,116
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
3,082 2,911
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
2,039 1,910
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
2,228 2,070
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
2,897 2,710
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
3,011 2,751
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
6,627 6,053
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
6,327 5,685
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
9,295 8,184
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
3,995 3,556
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
3,692 3,313
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
2,201 2,250
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
7,504 7,657
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
$ 13,969 $ 13,016
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
4,850 4,525
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
6,681 6,297
SLM Private Credit Student Loan Trust 2004-A
4.96%, 06/15/2033 185 184
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
4.85%, 06/15/2039 9,007 8,735
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.76%, 12/15/2039 5,182 5,029
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
5,419 4,872
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
8,516 7,952
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
8,289 7,670
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
7,245 7,178
$ 145,068
Telecommunications - 1 .26%
AT&T Inc
1.70%, 03/25/2026 9,400 9,168
Cisco Systems Inc
4.75%, 02/24/2030 9,400 9,624
4.85%, 02/26/2029 10,000 10,255
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
5,187 5,184
4.24%, 07/15/2048
(d)
1,650 1,620
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(d)
5,700 5,735
$ 41,586
Transportation - 0 .32%
Ryder System Inc
1.75%, 09/01/2026 11,000 10,594
TOTAL BONDS $ 2,845,768
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10 .59%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.92%, 09/01/2035 $ 13 $ 13
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
6.41%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
6.52%, 12/01/2032 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.67%, 07/01/2034 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.69%, 02/01/2037 16 17
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.01%
6.75%, 01/01/2035 5 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%

Schedule of Investments
Short-Term Income Fund
April 30, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
6.89%, 02/01/2035 $ 1 $ 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.01%
7.18%, 10/01/2035 32 32
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
7.37%, 08/01/2034 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
7.54%, 07/01/2034 12 12
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
$ 86
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 1 1
U.S. Treasury - 10 .59%
3.25%, 06/30/2029 109,850 108,073
3.88%, 12/31/2029 7,000 7,051
4.00%, 01/15/2027 26,600 26,745
4.50%, 07/15/2026 72,200 72,770
5.00%, 09/30/2025 133,850 134,260
$ 348,899
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 348,999
Total Investments $ 3,323,600
Other Assets and Liabilities -  (0.85)% (27,941)
TOTAL NET ASSETS - 100.00% $ 3,295,659
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,401 or
0.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,377,079 or 41.78% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,200 or 0.22% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Non-income producing security
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 171,923 $ 703,748 $ 747,619 $ 128,052
$ 171,923 $ 703,748 $ 747,619 $ 128,052
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 2,479 $ — $ — $ —
$ 2,479 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2025 Long 846 $ 92,379 $ 1,924
Total $ 1,924
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .43 % Shares Held Value (000's)
Money Market Funds - 1 .43%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
1,168,515 $ 1,169
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
26,331,666 26,332
$ 27,501
TOTAL INVESTMENT COMPANIES $ 27,501
COMMON STOCKS - 99 .81 % Shares Held Value (000's)
Aerospace & Defense - 1 .52%
AAR Corp
(d)
235,600 $ 12,595
Curtiss-Wright Corp 48,500 16,727
$ 29,322
Agriculture - 1 .53%
Darling Ingredients Inc
(d)
419,100 13,491
Vital Farms Inc
(d)
463,400 15,867
$ 29,358
Apparel - 0 .73%
PVH Corp 203,100 14,010
Automobile Parts & Equipment - 0 .54%
Visteon Corp
(d)
130,700 10,350
Banks - 10 .59%
Ameris Bancorp 341,300 20,000
First Horizon Corp 1,420,300 25,679
First Merchants Corp 290,900 10,368
FNB Corp/PA 1,632,296 21,367
Independent Bank Corp/MI 235,800 7,183
National Bank Holdings Corp 214,800 7,767
Pinnacle Financial Partners Inc 235,600 23,617
Popular Inc 336,600 32,118
Trustmark Corp 170,900 5,734
UMB Financial Corp 325,200 30,754
Webster Financial Corp 189,922 8,983
Wintrust Financial Corp 92,400 10,272
$ 203,842
Biotechnology - 9 .35%
Akero Therapeutics Inc
(d)
186,269 8,496
Axsome Therapeutics Inc
(d)
154,100 17,304
Bicycle Therapeutics PLC ADR
(d)
293,300 2,510
Bridgebio Pharma Inc
(d)
464,900 17,833
Cytokinetics Inc
(d)
305,900 13,105
Denali Therapeutics Inc
(d)
516,500 8,600
Immunocore Holdings PLC ADR
(d)
220,700 6,643
Insmed Inc
(d)
760,426 54,750
Iovance Biotherapeutics Inc
(d)
2,094,700 7,520
SpringWorks Therapeutics Inc
(d)
536,200 24,826
Structure Therapeutics Inc ADR
(d)
411,900 11,121
Viking Therapeutics Inc
(d)
255,000 7,362
$ 180,070
Building Materials - 3 .85%
Eagle Materials Inc 47,718 10,803
Louisiana-Pacific Corp 121,200 10,461
Modine Manufacturing Co
(d)
310,000 25,308
SPX Technologies Inc
(d)
80,000 10,732
Trex Co Inc
(d)
290,700 16,808
$ 74,112
Commercial Services - 3 .56%
Huron Consulting Group Inc
(d)
116,900 15,757
Remitly Global Inc
(d)
266,800 5,395
Stride Inc
(d)
225,400 32,063
Verra Mobility Corp
(d)
699,100 15,240
$ 68,455
Computers - 2 .48%
Parsons Corp
(d)
287,000 19,189
SailPoint Inc
(d),(e)
243,800 4,183
Varonis Systems Inc
(d)
571,000 24,462
$ 47,834
Consumer Products - 0 .57%
Quanex Building Products Corp 666,600 10,959
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .20%
WESCO International Inc 142,200 $ 23,173
Diversified Financial Services - 4 .53%
Janus Henderson Group PLC 620,600 20,610
Lazard Inc 619,200 24,087
Marex Group PLC 187,000 8,293
OneMain Holdings Inc 270,400 12,728
Stifel Financial Corp 251,300 21,534
$ 87,252
Electric - 1 .18%
Portland General Electric Co 539,200 22,711
Electrical Components & Equipment - 1 .01%
EnerSys 224,300 19,425
Electronics - 2 .57%
Advanced Energy Industries Inc 200,500 19,531
TD SYNNEX Corp 179,077 19,842
Vishay Intertechnology Inc 781,300 10,149
$ 49,522
Engineering & Construction - 3 .19%
Dycom Industries Inc
(d)
163,100 27,327
MYR Group Inc
(d)
106,700 13,052
Sterling Infrastructure Inc
(d)
123,200 18,410
TopBuild Corp
(d)
8,900 2,632
$ 61,421
Entertainment - 2 .49%
Caesars Entertainment Inc
(d)
333,900 9,035
TKO Group Holdings Inc 238,700 38,887
$ 47,922
Food - 1 .53%
Performance Food Group Co
(d)
364,118 29,370
Gas - 1 .38%
Southwest Gas Holdings Inc 367,790 26,558
Hand & Machine Tools - 0 .99%
Regal Rexnord Corp 180,500 19,104
Healthcare - Products - 3 .11%
Castle Biosciences Inc
(d)
651,089 13,054
Exact Sciences Corp
(d)
336,500 15,358
Natera Inc
(d)
208,492 31,468
$ 59,880
Healthcare - Services - 2 .45%
Addus HomeCare Corp
(d)
162,300 16,969
LifeStance Health Group Inc
(d)
1,415,700 9,301
RadNet Inc
(d)
399,900 20,947
$ 47,217
Home Builders - 1 .68%
Taylor Morrison Home Corp
(d)
564,600 32,380
Insurance - 4 .00%
Abacus Global Management Inc
(d)
334,273 2,761
Axis Capital Holdings Ltd 109,400 10,537
CNO Financial Group Inc 531,566 20,168
Essent Group Ltd 299,300 17,039
Lincoln National Corp 834,000 26,580
$ 77,085
Internet - 0 .01%
Lulu's Fashion Lounge Holdings Inc
(d)
390,635 171
Iron & Steel - 1 .15%
Commercial Metals Co 495,000 22,047
Leisure Products & Services - 1 .84%
Life Time Group Holdings Inc
(d)
1,002,300 30,730
Lindblad Expeditions Holdings Inc
(d)
532,900 4,711
$ 35,441
Machinery - Diversified - 4 .43%
Chart Industries Inc
(d)
241,000 32,530
Mueller Water Products Inc - Class A 1,131,400 29,688
Zurn Elkay Water Solutions Corp 679,100 23,062
$ 85,280
Miscellaneous Manufacturers - 0 .47%
Fabrinet
(d)
43,651 8,951

Schedule of Investments
SmallCap Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 1 .99%
Chord Energy Corp 144,500 $ 13,038
Civitas Resources Inc 357,700 9,747
Gulfport Energy Corp
(d)
46,300 7,987
Patterson-UTI Energy Inc 1,350,700 7,618
$ 38,390
Oil & Gas Services - 0 .91%
ChampionX Corp 603,700 14,567
Helix Energy Solutions Group Inc
(d)
489,300 2,980
$ 17,547
Packaging & Containers - 1 .26%
Graphic Packaging Holding Co 958,000 24,247
Pharmaceuticals - 2 .03%
AdaptHealth Corp
(d)
608,116 5,175
BellRing Brands Inc
(d)
175,200 13,515
Collegium Pharmaceutical Inc
(d)
575,900 15,546
Dexcom Inc
(d)
67,300 4,804
$ 39,040
Real Estate - 0 .66%
Newmark Group Inc 1,161,500 12,765
REITs - 5 .12%
Agree Realty Corp 449,200 34,862
American Healthcare REIT Inc 256,100 8,267
Cousins Properties Inc 616,300 16,973
First Industrial Realty Trust Inc 440,200 20,945
Ladder Capital Corp 721,100 7,528
Rexford Industrial Realty Inc 304,400 10,076
$ 98,651
Retail - 2 .14%
American Eagle Outfitters Inc 514,100 5,413
BJ's Wholesale Club Holdings Inc
(d)
233,051 27,398
Caleres Inc
(e)
553,700 8,438
$ 41,249
Semiconductors - 1 .96%
Allegro MicroSystems Inc
(d)
631,900 12,050
Entegris Inc 157,940 12,496
SiTime Corp
(d)
90,000 13,218
$ 37,764
Software - 7 .31%
Agilysys Inc
(d)
124,700 9,271
Clearwater Analytics Holdings Inc
(d)
557,600 12,680
DigitalOcean Holdings Inc
(d)
340,700 10,528
DoubleVerify Holdings Inc
(d)
413,000 5,476
Jamf Holding Corp
(d)
447,700 5,180
JFrog Ltd
(d)
517,800 17,486
Manhattan Associates Inc
(d)
56,000 9,934
Privia Health Group Inc
(d)
880,739 20,680
Progress Software Corp 239,400 14,354
ServiceTitan Inc
(d),(e)
139,642 16,144
Sophia Genetics SA
(d),(e)
637,600 1,945
Sprout Social Inc
(d)
412,480 8,625
Vertex Inc
(d)
211,612 8,471
$ 140,774
Telecommunications - 0 .68%
Credo Technology Group Holding Ltd
(d)
302,395 13,018
Transportation - 1 .31%
Teekay Tankers Ltd 339,400 14,448
World Kinect Corp 427,500 10,726
$ 25,174
Water - 0 .51%
American States Water Co 120,900 9,806
TOTAL COMMON STOCKS $ 1,921,647
Total Investments $ 1,949,148
Other Assets and Liabilities -  (1.24)% (23,947)
TOTAL NET ASSETS - 100.00% $ 1,925,201
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,279 or
0.59% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,742 or 0.56% of net assets.

Schedule of Investments
SmallCap Fund
April 30, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 18,986 $ 362,972 $ 355,626 $ 26,332
$ 18,986 $ 362,972 $ 355,626 $ 26,332
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 327 $ — $ — $ —
$ 327 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .17 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .15%
iShares Russell 2000 Growth ETF 10,600 $ 2,688
Money Market Funds - 4 .02%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
3,029,299 3,029
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
70,834,291 70,835
$ 73,864
TOTAL INVESTMENT COMPANIES $ 76,552
COMMON STOCKS - 97 .31 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(d)
171 $ 3
Clear Channel Outdoor Holdings Inc
(d)
4,671 5
Stagwell Inc
(d)
1,676 9
TechTarget Inc
(d)
2,644 21
$ 38
Aerospace & Defense - 5 .30%
AAR Corp
(d)
74,295 3,972
AeroVironment Inc
(d)
106,267 16,102
Amprius Technologies Inc
(d)
1,310 3
Archer Aviation Inc
(d)
30,601 255
Bridger Aerospace Group Holdings Inc
(d)
326 —
Curtiss-Wright Corp 60,539 20,879
Eve Holding Inc
(d),(e)
5,234 19
Intuitive Machines Inc
(d)
142 1
Joby Aviation Inc
(d),(e)
43,338 273
Karman Holdings Inc
(d)
133,134 4,759
Kratos Defense & Security Solutions Inc
(d)
336,402 11,365
Leonardo DRS Inc 267,427 9,884
Loar Holdings Inc
(d)
89,225 8,439
Moog Inc 2,805 469
Redwire Corp
(d)
617 7
Rocket Lab USA Inc
(d)
35,397 771
Standardaero Inc
(d)
748,015 20,212
Virgin Galactic Holdings Inc
(d),(e)
202 1
VirTra Inc
(d)
882 4
$ 97,415
Agriculture - 0 .44%
Andersons Inc/The 396 15
Ispire Technology Inc
(d)
1,928 6
Turning Point Brands Inc 1,455 89
Vital Farms Inc
(d)
230,669 7,898
$ 8,008
Airlines - 0 .18%
Allegiant Travel Co 68,313 3,206
Frontier Group Holdings Inc
(d)
4,301 13
Sun Country Airlines Holdings Inc
(d)
1,844 18
Wheels Up Experience Inc
(d),(e)
9,711 11
$ 3,248
Apparel - 0 .04%
Hanesbrands Inc
(d)
35,432 163
Kontoor Brands Inc 5,518 332
Oxford Industries Inc 1,022 50
Rocky Brands Inc 225 5
Steven Madden Ltd 7,156 150
Superior Group of Cos Inc 156 1
Torrid Holdings Inc
(d),(e)
2,030 13
Wolverine World Wide Inc 7,961 104
$ 818
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(d)
3,222 112
REV Group Inc 4,020 132
$ 244
Automobile Parts & Equipment - 0 .06%
Aurora Innovation Inc
(d)
51,988 376
Dorman Products Inc
(d)
2,590 294
Douglas Dynamics Inc 1,883 45
Gentherm Inc
(d)
3,086 80
Holley Inc
(d)
1,684 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
indie Semiconductor Inc
(d),(e)
5,652 $ 11
Luminar Technologies Inc
(d),(e)
2,253 9
Miller Industries Inc/TN 59 2
SES AI Corp
(d),(e)
1,345 1
Shyft Group Inc/The 279 2
Visteon Corp
(d)
2,733 217
XPEL Inc
(d)
2,533 73
$ 1,114
Banks - 2 .05%
Alerus Financial Corp 106 2
Ameris Bancorp 43,123 2,527
BancFirst Corp 232 27
Bancorp Inc/The
(d)
141,060 6,815
Bank7 Corp 24 1
Citizens Financial Services Inc 23 1
City Holding Co 119 14
Coastal Financial Corp/WA
(d)
15,307 1,257
Esquire Financial Holdings Inc 596 49
First BanCorp/Puerto Rico 1,271 25
First Busey Corp 54,409 1,131
First Business Financial Services Inc 53 2
First Financial Bankshares Inc 45,891 1,538
First Foundation Inc 1,969 10
First Internet Bancorp 356 8
Fulton Financial Corp 35,758 596
Lakeland Financial Corp 175 10
Live Oak Bancshares Inc 3,023 79
Metrocity Bankshares Inc 130 4
Mid Penn Bancorp Inc 107 3
Nicolet Bankshares Inc 307 36
Pathward Financial Inc 680 54
Peoples Financial Services Corp 249 11
Prosperity Bancshares Inc 252,504 17,145
ServisFirst Bancshares Inc 1,439 102
Shore Bancshares Inc 403 6
Triumph Financial Inc
(d)
2,008 107
UMB Financial Corp 33,061 3,127
USCB Financial Holdings Inc 296 5
Walker & Dunlop Inc 2,335 179
WesBanco Inc 90,898 2,707
$ 37,578
Beverages - 0 .40%
BRC Inc
(d)
5,188 12
Celsius Holdings Inc
(d)
200,000 6,992
MGP Ingredients Inc 1,421 42
National Beverage Corp 2,354 104
Primo Brands Corp 2,440 80
Vita Coco Co Inc/The
(d)
3,935 130
Westrock Coffee Co
(d),(e)
3,610 21
$ 7,381
Biotechnology - 10 .26%
4D Molecular Therapeutics Inc
(d)
3,163 11
89bio Inc
(d)
355,665 2,852
Absci Corp
(d)
5,965 18
ACADIA Pharmaceuticals Inc
(d)
129,890 1,896
Achieve Life Sciences Inc
(d)
2,094 5
Actinium Pharmaceuticals Inc
(d)
2,969 5
ADC Therapeutics SA
(d)
4,945 7
ADMA Biologics Inc
(d)
23,030 548
Aerovate Therapeutics Inc 33 —
Agenus Inc
(d)
366 1
Akero Therapeutics Inc
(d)
146,389 6,677
Aldeyra Therapeutics Inc
(d)
438 1
Altimmune Inc
(d),(e)
3,939 21
Alto Neuroscience Inc
(d)
1,437 4
Alumis Inc
(d),(e)
1,232 5
ALX Oncology Holdings Inc
(d)
3,689 2
Amicus Therapeutics Inc
(d)
29,423 226
AnaptysBio Inc
(d)
2,158 48

Schedule of Investments
SmallCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Anavex Life Sciences Corp
(d),(e)
2,026 $ 19
ANI Pharmaceuticals Inc
(d)
1,298 92
Apogee Therapeutics Inc
(d)
90,851 3,566
Applied Therapeutics Inc
(d)
5,443 2
Arbutus Biopharma Corp
(d)
13,688 49
Arcellx Inc
(d)
4,381 285
Arcturus Therapeutics Holdings Inc
(d)
2,039 26
Arcus Biosciences Inc
(d)
5,443 48
Arcutis Biotherapeutics Inc
(d)
10,778 161
Ardelyx Inc
(d)
23,589 130
ArriVent Biopharma Inc
(d)
1,701 36
Arrowhead Pharmaceuticals Inc
(d)
11,944 166
ARS Pharmaceuticals Inc
(d),(e)
271,246 3,789
Artiva Biotherapeutics Inc
(d)
676 2
Astria Therapeutics Inc
(d)
3,725 19
Atossa Therapeutics Inc
(d)
2,938 3
Aurinia Pharmaceuticals Inc
(d)
9,853 81
Avidity Biosciences Inc
(d)
11,388 372
Axsome Therapeutics Inc
(d)
3,689 414
Bicara Therapeutics Inc
(d),(e)
1,198 17
BioAge Labs Inc
(d),(e)
598 3
BioCryst Pharmaceuticals Inc
(d)
20,720 183
Biohaven Ltd
(d)
203,939 4,511
Biomea Fusion Inc
(d)
2,774 6
Black Diamond Therapeutics Inc
(d)
2,327 4
Blueprint Medicines Corp
(d)
228,815 20,480
Boundless Bio Inc
(d)
1,134 2
Bridgebio Pharma Inc
(d)
388,997 14,922
Cabaletta Bio Inc
(d)
858 1
CAMP4 Therapeutics Corp
(d)
406 1
Candel Therapeutics Inc
(d),(e)
3,071 15
Capricor Therapeutics Inc
(d),(e)
3,106 39
Cardiff Oncology Inc
(d)
2,416 7
Cargo Therapeutics Inc
(d)
381 2
Cartesian Therapeutics Inc
(d),(e)
1,134 14
Cartesian Therapeutics Inc - Contingent Value
Rights
(d),(f)
3,555 1
Cassava Sciences Inc
(d),(e)
4,075 6
Celcuity Inc
(d)
3,074 34
Celldex Therapeutics Inc
(d)
5,283 110
CervoMed Inc
(d),(e)
543 5
CG oncology Inc
(d)
119,175 3,211
Chinook Therapeutics Inc - Contingent Value
Rights
(d),(f)
1,785 1
Climb Bio Inc
(d)
143 —
Cogent Biosciences Inc
(d)
8,556 45
Conduit Pharmaceuticals Inc
(d)
18 —
Contineum Therapeutics Inc
(d)
508 2
Crinetics Pharmaceuticals Inc
(d)
9,190 307
Cullinan Therapeutics Inc
(d)
180,523 1,494
Cytokinetics Inc
(d)
207,156 8,875
Day One Biopharmaceuticals Inc
(d)
4,914 38
Denali Therapeutics Inc
(d)
216,625 3,607
Dianthus Therapeutics Inc
(d)
105,524 2,305
Disc Medicine Inc
(d)
252 12
Dynavax Technologies Corp
(d)
10,578 124
Dyne Therapeutics Inc
(d)
8,380 99
Edgewise Therapeutics Inc
(d)
7,378 121
Elevation Oncology Inc
(d)
4,277 2
Esperion Therapeutics Inc
(d)
5,158 5
Evolus Inc
(d)
5,604 64
EyePoint Pharmaceuticals Inc
(d)
3,234 22
Fibrobiologics Inc
(d)
3,265 4
Forafric Global PLC
(d),(e)
476 4
Geron Corp
(d)
41,283 58
Greenwich Lifesciences Inc
(d),(e)
612 6
Guardant Health Inc
(d)
130,849 6,180
Halozyme Therapeutics Inc
(d)
148,586 9,126
Harvard Bioscience Inc
(d)
1,427 —
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
HilleVax Inc
(d)
857 $ 2
Humacyte Inc
(d)
9,687 14
Ideaya Biosciences Inc
(d)
8,665 174
IGM Biosciences Inc
(d)
1,686 2
ImmunityBio Inc
(d),(e)
11,492 29
Immunome Inc
(d)
7,110 62
Immunovant Inc
(d),(e)
5,818 94
Inhibrx Biosciences Inc
(d)
742 9
Inmune Bio Inc
(d),(e)
1,474 12
Innoviva Inc
(d)
530 10
Insmed Inc
(d)
374,890 26,993
Iovance Biotherapeutics Inc
(d),(e)
27,541 99
Janux Therapeutics Inc
(d)
3,170 105
Jasper Therapeutics Inc
(d)
977 5
Keros Therapeutics Inc
(d)
3,317 48
Kiniksa Pharmaceuticals International Plc
(d)
3,857 104
Korro Bio Inc
(d),(e)
72,574 1,288
Krystal Biotech Inc
(d)
2,487 422
Kura Oncology Inc
(d)
7,421 49
Kymera Therapeutics Inc
(d)
4,707 161
Kyverna Therapeutics Inc
(d)
1,734 4
Larimar Therapeutics Inc
(d)
4,556 12
Legend Biotech Corp ADR
(d)
101,188 3,537
Lexeo Therapeutics Inc
(d)
2,242 9
Lexicon Pharmaceuticals Inc
(d)
3,501 3
Lineage Cell Therapeutics Inc
(d)
18,013 9
Liquidia Corp
(d)
6,352 89
Lyra Therapeutics Inc
(d)
4,141 —
MacroGenics Inc
(d)
5,231 9
Maravai LifeSciences Holdings Inc
(d)
11,068 22
MBX Biosciences Inc
(d),(e)
548 6
MeiraGTx Holdings plc
(d)
3,163 22
Mersana Therapeutics Inc
(d)
7,154 3
Metagenomi Inc
(d)
1,405 2
Metsera Inc
(d),(e)
79,856 1,925
Mind Medicine MindMed Inc
(d),(e)
7,539 48
Mineralys Therapeutics Inc
(d)
676 10
MoonLake Immunotherapeutics
(d)
65,889 2,773
NeoGenomics Inc
(d)
136,714 874
Neumora Therapeutics Inc
(d)
8,550 7
Newamsterdam Pharma Co NV
(d)
153,014 2,927
Niagen Bioscience Inc
(d)
4,957 39
Novavax Inc
(d),(e)
11,964 80
Nurix Therapeutics Inc
(d)
5,202 60
Nuvalent Inc
(d)
3,521 270
Olema Pharmaceuticals Inc
(d)
956 5
Omeros Corp
(d)
1,915 14
OmniAb Operations Inc
(d)
95 —
OmniAb Operations Inc
(d)
95 —
Oncternal Therapeutics Inc
(d),(f)
139 —
Organogenesis Holdings Inc
(d)
649 3
Ovid therapeutics Inc
(d)
6,540 2
PepGen Inc
(d),(e)
1,274 2
Perspective Therapeutics Inc
(d)
4,415 11
Phathom Pharmaceuticals Inc
(d)
688 3
Praxis Precision Medicines Inc
(d)
1,718 65
Precigen Inc
(d)
1,350 2
Prime Medicine Inc
(d)
5,691 10
ProKidney Corp
(d)
8,768 8
Prothena Corp PLC
(d)
2,480 23
PTC Therapeutics Inc
(d)
5,801 289
Puma Biotechnology Inc
(d)
1,210 4
Rapport Therapeutics Inc
(d)
117,921 1,350
Recursion Pharmaceuticals Inc
(d),(e)
25,212 141
Renovaro Inc
(d)
5,987 2
Revolution Medicines Inc
(d)
11,130 449
Rigel Pharmaceuticals Inc
(d)
1,366 27
Rocket Pharmaceuticals Inc
(d)
7,729 59
Sana Biotechnology Inc
(d)
12,516 24

Schedule of Investments
SmallCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Savara Inc
(d)
717,080 $ 2,294
Scholar Rock Holding Corp
(d)
7,255 239
Scilex Holding Co
(d)
28 —
Septerna Inc
(d),(e)
1,052 7
Shattuck Labs Inc
(d)
2,925 3
Soleno Therapeutics Inc
(d)
141,515 10,594
Solid Biosciences Inc
(d)
288 1
SpringWorks Therapeutics Inc
(d)
6,891 319
Stoke Therapeutics Inc
(d)
3,655 36
Summit Therapeutics Inc
(d),(e)
8,732 211
Syndax Pharmaceuticals Inc
(d)
8,239 117
Tango Therapeutics Inc
(d)
4,787 7
Tarsus Pharmaceuticals Inc
(d)
3,729 194
Taysha Gene Therapies Inc
(d)
17,551 34
Tenaya Therapeutics Inc
(d)
1,325 1
Terns Pharmaceuticals Inc
(d)
413 1
Tevogen Bio Holdings Inc
(d)
1,666 2
TG Therapeutics Inc
(d),(e)
13,997 637
Tobira Therapeutics Inc - Rights
(d),(f)
1,559 —
Travere Therapeutics Inc
(d)
460,898 9,591
TScan Therapeutics Inc
(d)
2,160 3
Tyra Biosciences Inc
(d),(e)
2,065 21
Ultragenyx Pharmaceutical Inc
(d)
178,634 6,963
Upstream Bio Inc
(d),(e)
80,134 742
UroGen Pharma Ltd
(d),(e)
2,994 35
Vera Therapeutics Inc
(d)
4,544 106
Verastem Inc
(d)
3,871 29
Vericel Corp
(d)
4,923 187
Veru Inc
(d)
9,821 5
Viking Therapeutics Inc
(d)
50,917 1,470
Viridian Therapeutics Inc
(d)
218,000 2,953
WaVe Life Sciences Ltd
(d)
704,862 5,442
Werewolf Therapeutics Inc
(d)
1,029 1
X4 Pharmaceuticals Inc
(d),(e)
457 2
Xencor Inc
(d)
3,083 34
Xenon Pharmaceuticals Inc
(d)
89,369 3,414
XOMA Royalty Corp
(d)
560 13
Zenas Biopharma Inc
(d),(e)
871 10
Zevra Therapeutics Inc
(d)
2,843 21
Zura Bio Ltd
(d)
5,065 8
$ 188,324
Building Materials - 4 .24%
AAON Inc 68,849 6,284
American Woodmark Corp
(d)
91 5
Apogee Enterprises Inc 686 27
Armstrong World Industries Inc 56,720 8,226
Aspen Aerogels Inc
(d)
1,479 8
AZEK Co Inc/The
(d)
128,805 6,384
Boise Cascade Co 1,839 172
Gibraltar Industries Inc
(d)
1,440 76
Griffon Corp 3,945 269
JELD-WEN Holding Inc
(d)
2,933 16
Knife River Corp
(d)
122,815 11,469
Louisiana-Pacific Corp 53,562 4,623
LSI Industries Inc 1,996 30
Modine Manufacturing Co
(d)
167,183 13,649
Northwest Pipe Co
(d)
154 6
Simpson Manufacturing Co Inc 18,772 2,885
Smith-Midland Corp
(d)
458 14
SPX Technologies Inc
(d)
144,808 19,425
Tecnoglass Inc 2,251 160
Titan America SA 290,234 3,840
UFP Industries Inc 3,380 334
$ 77,902
Chemicals - 0 .84%
Balchem Corp 3,240 507
Cabot Corp 5,313 417
Codexis Inc
(d)
1,002 2
Element Solutions Inc 330,104 6,737
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Hawkins Inc 1,940 $ 236
HB Fuller Co 121,523 6,568
Ingevity Corp
(d)
3,652 121
Innospec Inc 2,132 191
Lightwave Logic Inc
(d),(e)
12,327 11
Northern Technologies International Corp 857 6
Oil-Dri Corp of America 174 7
Orion SA 5,713 69
Quaker Chemical Corp 1,386 147
Sensient Technologies Corp 4,003 376
Stepan Co 237 12
$ 15,407
Coal - 0 .01%
Alpha Metallurgical Resources Inc
(d)
1,102 134
Ramaco Resources Inc - A Shares 2,609 26
Ramaco Resources Inc - B Shares 546 5
$ 165
Commercial Services - 4 .11%
Adtalem Global Education Inc
(d)
680 72
AirSculpt Technologies Inc
(d),(e)
1,398 3
Alarm.com Holdings Inc
(d)
4,743 254
Alta Equipment Group Inc 2,691 11
American Public Education Inc
(d)
109 3
AMN Healthcare Services Inc
(d)
3,799 78
Arlo Technologies Inc
(d)
391,188 3,845
Barrett Business Services Inc 2,334 95
Bright Horizons Family Solutions Inc
(d)
181,034 22,705
Brink's Co/The 4,394 392
Cadiz Inc
(d)
4,644 13
Carriage Services Inc 1,063 42
Cass Information Systems Inc 1,143 47
CBIZ Inc
(d)
4,802 327
Cimpress PLC
(d)
1,147 48
CompoSecure Inc 2,130 23
Coursera Inc
(d)
13,796 116
CPI Card Group Inc
(d)
489 13
CRA International Inc 660 107
Custom Truck One Source Inc
(d)
3,280 13
Distribution Solutions Group Inc
(d)
905 24
DLH Holdings Corp
(d)
404 2
Driven Brands Holdings Inc
(d)
6,007 99
European Wax Center Inc
(d)
2,896 9
EVERTEC Inc 6,383 217
First Advantage Corp
(d)
276,807 3,903
FiscalNote Holdings Inc
(d)
7,420 4
Flywire Corp
(d)
12,111 114
Franklin Covey Co
(d)
1,114 23
FTI Consulting Inc
(d)
36,621 6,089
Hackett Group Inc/The 2,293 59
Herc Holdings Inc 2,820 309
HireQuest Inc 451 5
Huron Consulting Group Inc
(d)
1,762 237
ICF International Inc 1,871 159
Insperity Inc 3,595 234
John Wiley & Sons Inc 2,055 90
Kforce Inc 1,812 69
KinderCare Learning Cos Inc
(d)
416,302 5,103
Laureate Education Inc
(d)
10,540 211
Legalzoom.com Inc
(d)
12,645 93
MarketWise Inc 45 1
Marqeta Inc
(d)
40,576 170
Mister Car Wash Inc
(d)
1,567,594 10,753
National Research Corp 1,498 17
Payoneer Global Inc
(d)
20,703 145
Performant Healthcare Inc
(d)
5,348 13
Priority Technology Holdings Inc
(d)
2,394 17
PROG Holdings Inc 675 18
Progyny Inc
(d)
7,520 172
Quad/Graphics Inc 2,084 10

Schedule of Investments
SmallCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Remitly Global Inc
(d)
14,969 $ 303
Rentokil Initial PLC ADR 276,807 6,350
Sezzle Inc
(d),(e)
1,244 65
Shift4 Payments Inc
(d)
125,619 10,275
SoundThinking Inc
(d)
882 14
Spire Global Inc
(d),(e)
2,225 21
StoneCo Ltd
(d)
14,927 210
Stride Inc
(d)
4,265 607
Target Hospitality Corp
(d)
3,294 22
Transcat Inc
(d)
909 72
TriNet Group Inc 3,201 251
Udemy Inc
(d)
9,128 63
Universal Technical Institute Inc
(d)
4,670 131
Upbound Group Inc 5,377 107
Verra Mobility Corp
(d)
16,525 360
ZipRecruiter Inc
(d)
7,043 36
$ 75,463
Computers - 2 .12%
ASGN Inc
(d)
955 48
Cantaloupe Inc
(d)
5,549 44
Corsair Gaming Inc
(d)
1,040 7
Cricut Inc 3,813 19
D-Wave Quantum Inc
(d),(e)
9,943 69
Everspin Technologies Inc
(d)
1,427 8
ExlService Holdings Inc
(d)
15,761 764
Grid Dynamics Holdings Inc
(d)
4,678 66
Insight Enterprises Inc
(d)
2,728 377
Integral Ad Science Holding Corp
(d)
857 6
Lumentum Holdings Inc
(d)
89,400 5,278
Maximus Inc 5,714 383
Mitek Systems Inc
(d)
4,324 36
NCR Atleos Corp
(d)
312,295 8,719
NCR Voyix Corp
(d)
13,230 113
NextNav Inc
(d)
8,024 100
OneSpan Inc 3,453 51
PAR Technology Corp
(d)
3,173 185
PlayAGS Inc
(d)
4,007 49
Qualys Inc
(d)
3,719 468
Rapid7 Inc
(d)
6,297 149
Rekor Systems Inc
(d),(e)
5,367 6
Rimini Street Inc
(d)
607 2
Rubrik Inc
(d)
104,432 7,366
System1 Inc
(d)
3,163 2
Tenable Holdings Inc
(d)
156,332 4,779
Varonis Systems Inc
(d)
222,289 9,523
WNS Holdings Ltd
(d)
4,304 260
$ 38,877
Consumer Products - 0 .02%
Central Garden & Pet Co
(d)
145 5
Central Garden & Pet Co - A Shares
(d)
880 26
WD-40 Co 1,369 312
$ 343
Cosmetics & Personal Care - 0 .01%
Beauty Health Co/The
(d)
8,056 8
Honest Co Inc/The
(d)
3,398 16
Interparfums Inc 1,828 200
$ 224
Distribution & Wholesale - 0 .88%
EVI Industries Inc 522 9
Global Industrial Co 1,356 35
H&E Equipment Services Inc 2,973 267
Hudson Technologies Inc
(d)
497 3
OPENLANE Inc
(d)
247,779 4,587
SiteOne Landscape Supply Inc
(d)
47,820 5,490
ThredUp Inc
(d)
1,185 5
VSE Corp 50,395 5,771
$ 16,167
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 3 .65%
Acadian Asset Management Inc 2,714 $ 73
Artisan Partners Asset Management Inc 6,314 233
Atlanticus Holdings Corp
(d)
34 2
B Riley Financial Inc 1,762 5
Cohen & Steers Inc 2,753 210
Columbia Financial Inc
(d)
125 2
Dave Inc
(d)
789 75
Diamond Hill Investment Group Inc 215 27
Federal Agricultural Mortgage Corp 815 143
First Western Financial Inc
(d)
198 4
FTAI Aviation Ltd 117,284 12,562
GCM Grosvenor Inc 3,757 47
Hamilton Lane Inc 3,971 613
Houlihan Lokey Inc 67,276 10,904
International Money Express Inc
(d)
2,922 36
LendingTree Inc
(d)
82,286 4,245
Marex Group PLC 176,120 7,811
Moelis & Co 106,158 5,688
Mr Cooper Group Inc
(d)
2,313 275
NerdWallet Inc
(d)
3,510 31
OppFi Inc 2,045 19
Pagseguro Digital Ltd
(d)
9,654 97
Paysign Inc
(d)
3,340 8
PennyMac Financial Services Inc 1,474 144
Perella Weinberg Partners 96,388 1,655
Piper Sandler Cos 33,366 8,045
PJT Partners Inc 2,335 331
Regional Management Corp 81 3
Resolute Holdings Management Inc
(d),(e)
174 5
StepStone Group Inc 144,872 7,245
Stifel Financial Corp 65,645 5,625
StoneX Group Inc
(d)
415 37
Upstart Holdings Inc
(d)
8,023 384
Victory Capital Holdings Inc 4,119 236
Virtus Investment Partners Inc 551 85
WisdomTree Inc 13,457 117
World Acceptance Corp
(d)
323 42
$ 67,064
Electric - 0 .02%
Ameresco Inc
(d)
1,081 12
Genie Energy Ltd 486 7
MGE Energy Inc 1,564 141
Otter Tail Corp 1,854 147
$ 307
Electrical Components & Equipment - 1 .00%
American Superconductor Corp
(d)
3,505 70
Belden Inc 2,171 224
ChargePoint Holdings Inc
(d)
22,584 14
Energizer Holdings Inc 7,210 195
EnerSys 3,619 313
Generac Holdings Inc
(d)
12,401 1,418
Graham Corp
(d)
1,062 32
Insteel Industries Inc 834 28
Littelfuse Inc 35,211 6,419
nLight Inc
(d)
347 3
Novanta Inc
(d)
20,552 2,443
Powell Industries Inc 937 172
Ultralife Corp
(d)
163 1
Universal Display Corp 56,712 7,125
$ 18,457
Electronics - 1 .80%
Advanced Energy Industries Inc 3,746 365
Allient Inc 111 2
Applied Optoelectronics Inc
(d)
145,812 1,865
Atkore Inc 3,474 222
Atmus Filtration Technologies Inc 8,401 291
Badger Meter Inc 2,948 651
CTS Corp 2,348 89
Enovix Corp
(d),(e)
16,492 111

Schedule of Investments
SmallCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
ESCO Technologies Inc 1,272 $ 199
Evolv Technologies Holdings Inc
(d),(e)
13,258 58
Itron Inc
(d)
4,089 455
Mesa Laboratories Inc 175 20
MicroVision Inc
(d),(e)
11,335 13
Mirion Technologies Inc
(d)
825,996 13,034
Napco Security Technologies Inc 100,651 2,300
NEXTracker Inc
(d)
10,756 437
NVE Corp 464 27
OSI Systems Inc
(d)
1,502 308
Plexus Corp
(d)
803 98
Standard BioTools Inc
(d)
6,659 7
TTM Technologies Inc
(d)
349,680 7,001
Turtle Beach Corp
(d)
950 11
Vicor Corp
(d)
1,243 50
Woodward Inc 29,291 5,494
$ 33,108
Energy - Alternate Sources - 0 .01%
Array Technologies Inc
(d)
15,318 73
ASP Isotopes Inc
(d),(e)
5,245 28
Fluence Energy Inc
(d),(e)
6,184 25
Montauk Renewables Inc
(d)
7,269 15
Plug Power Inc
(d),(e)
6,713 6
REX American Resources Corp
(d)
363 14
Shoals Technologies Group Inc
(d)
16,814 61
SolarMax Technology Inc
(d)
1,413 2
Verde Clean Fuels Inc
(d)
442 2
$ 226
Engineering & Construction - 2 .15%
908 Devices Inc
(d),(e)
250 1
Bowman Consulting Group Ltd
(d)
14,463 320
Centuri Holdings Inc
(d)
1,682 30
Construction Partners Inc
(d)
128,824 10,581
Dycom Industries Inc
(d)
2,845 477
Everus Construction Group Inc
(d)
157,113 6,322
Exponent Inc 5,065 399
Fluor Corp
(d)
234,770 8,191
Frontdoor Inc
(d)
7,721 317
Granite Construction Inc 3,636 296
IES Holdings Inc
(d)
824 162
Latham Group Inc
(d)
128,634 703
Limbach Holdings Inc
(d)
1,008 97
MYR Group Inc
(d)
1,604 196
NV5 Global Inc
(d)
1,071 20
Orion Group Holdings Inc
(d)
421 3
Primoris Services Corp 153,458 9,203
Sterling Infrastructure Inc
(d)
2,988 447
TopBuild Corp
(d)
5,884 1,740
$ 39,505
Entertainment - 0 .77%
Accel Entertainment Inc
(d)
5,376 55
Atlanta Braves Holdings Inc - A shares
(d),(e)
1,013 44
Atlanta Braves Holdings Inc - C shares
(d)
5,029 200
Churchill Downs Inc 15,391 1,391
Cinemark Holdings Inc 8,776 262
Everi Holdings Inc
(d)
4,407 62
IMAX Corp
(d)
4,299 105
International Game Technology PLC 1,495 25
Madison Square Garden Entertainment Corp
(d)
423 14
Monarch Casino & Resort Inc 1,286 101
Pursuit Attractions and Hospitality Inc
(d)
2,034 60
RCI Hospitality Holdings Inc 417 17
Red Rock Resorts Inc 2,243 96
Reservoir Media Inc
(d)
178 1
Rush Street Interactive Inc
(d)
919,594 11,154
Six Flags Entertainment Corp 6,914 238
Super Group SGHC Ltd 15,026 122
United Parks & Resorts Inc
(d)
2,925 128
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Webtoon Entertainment Inc
(d),(e)
688 $ 6
$ 14,081
Environmental Control - 2 .60%
374Water Inc
(d)
5,300 2
Arq Inc
(d)
390 1
Casella Waste Systems Inc
(d)
194,676 22,864
CECO Environmental Corp
(d)
2,934 70
Energy Recovery Inc
(d)
5,691 88
LanzaTech Global Inc
(d)
9,640 2
Montrose Environmental Group Inc
(d)
3,180 47
Perma-Fix Environmental Services Inc
(d)
1,697 14
PureCycle Technologies Inc
(d),(e)
2,326 16
Quest Resource Holding Corp
(d)
1,504 4
Waste Connections Inc 124,941 24,692
$ 47,800
Food - 0 .64%
Beyond Meat Inc
(d),(e)
5,982 15
Calavo Growers Inc 268 7
Cal-Maine Foods Inc 251 23
Chefs' Warehouse Inc/The
(d)
136,512 7,777
J & J Snack Foods Corp 1,529 198
John B Sanfilippo & Son Inc 888 59
Krispy Kreme Inc 8,571 35
Lancaster Colony Corp 1,960 319
Lifeway Foods Inc
(d)
452 11
Mama's Creations Inc
(d)
3,352 22
Mission Produce Inc
(d)
537 6
Nathan's Famous Inc 239 23
Natural Grocers by Vitamin Cottage Inc 195 10
Simply Good Foods Co/The
(d)
9,247 334
Sprouts Farmers Market Inc
(d)
10,094 1,726
SunOpta Inc
(d)
9,456 41
Utz Brands Inc 76,670 1,019
WK Kellogg Co 6,575 118
$ 11,743
Forest Products & Paper - 0 .00%
Sylvamo Corp 745 44
Hand & Machine Tools - 0 .45%
Cadre Holdings Inc 2,611 76
Enerpac Tool Group Corp 5,451 220
Franklin Electric Co Inc 4,541 386
MSA Safety Inc 48,481 7,632
$ 8,314
Healthcare - Products - 6 .81%
Accuray Inc
(d)
9,135 14
Akoya Biosciences Inc
(d)
2,293 3
Alphatec Holdings Inc
(d)
383,239 4,208
Anteris Technologies Global Corp
(d),(e)
537 3
Artivion Inc
(d)
3,032 72
AtriCure Inc
(d)
249,039 7,449
Avita Medical Inc
(d)
2,551 25
Axogen Inc
(d)
4,249 69
Beta Bionics Inc
(d),(e)
128,744 1,423
BioLife Solutions Inc
(d)
3,230 78
Bio-Techne Corp 210,284 10,588
Bioventus Inc
(d)
1,385 10
Bruker Corp 272,610 10,921
CareDx Inc
(d)
1,108 19
Castle Biosciences Inc
(d)
892 18
Ceribell Inc
(d)
28,982 466
Cerus Corp
(d)
18,084 24
CONMED Corp 3,092 152
CVRx Inc
(d)
80,646 591
Embecta Corp 559 7
Establishment Labs Holdings Inc
(d),(e)
266,010 8,073
Fractyl Health Inc
(d)
1,912 2
Glaukos Corp
(d)
92,859 8,752
Haemonetics Corp
(d)
4,975 313
InfuSystem Holdings Inc
(d)
2,160 10

Schedule of Investments
SmallCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Inmode Ltd
(d)
887 $ 12
Integer Holdings Corp
(d)
10,240 1,294
iRadimed Corp 794 42
iRhythm Technologies Inc
(d)
3,132 335
Kestra Medical Technologies Ltd
(d)
206,998 4,980
Lantheus Holdings Inc
(d)
6,902 720
LeMaitre Vascular Inc 2,034 185
LivaNova PLC
(d)
98,698 3,652
Masimo Corp
(d)
51,315 8,260
Merit Medical Systems Inc
(d)
75,356 7,118
MiMedx Group Inc
(d)
5,613 39
NeuroPace Inc
(d)
1,415 16
Novocure Ltd
(d)
112,281 2,037
OmniAb Inc
(d)
998 2
Orchestra BioMed Holdings Inc
(d)
839 2
Orthofix Medical Inc
(d)
191,697 2,666
OrthoPediatrics Corp
(d)
201,419 4,193
PROCEPT BioRobotics Corp
(d)
148,900 8,038
Pulmonx Corp
(d)
3,789 18
Pulse Biosciences Inc
(d),(e)
1,826 31
Quanterix Corp
(d)
432 2
Repligen Corp
(d)
62,215 8,585
RxSight Inc
(d)
3,698 54
Sanara Medtech Inc
(d)
442 14
Semler Scientific Inc
(d)
658 21
Sera Prognostics Inc
(d)
3,098 9
SI-BONE Inc
(d)
364,676 4,978
STAAR Surgical Co
(d)
4,961 91
Stereotaxis Inc
(d)
5,650 11
Surmodics Inc
(d)
875 24
Tandem Diabetes Care Inc
(d)
132,328 2,230
TransMedics Group Inc
(d)
108,098 9,946
Treace Medical Concepts Inc
(d),(e)
4,882 35
Twist Bioscience Corp
(d)
5,941 228
UFP Technologies Inc
(d)
730 152
West Pharmaceutical Services Inc 8,062 1,703
Zynex Inc
(d),(e)
1,408 2
$ 125,015
Healthcare - Services - 3 .07%
Addus HomeCare Corp
(d)
680 71
agilon health Inc
(d)
30,939 132
Ardent Health Partners Inc
(d)
1,637 21
Astrana Health Inc
(d)
4,322 135
Aveanna Healthcare Holdings Inc
(d)
3,688 17
BrightSpring Health Services Inc
(d)
311,630 5,463
Brookdale Senior Living Inc
(d)
16,451 108
Community Health Systems Inc
(d)
6,980 19
Concentra Group Holdings Parent Inc 7,619 166
CorVel Corp
(d)
2,664 290
DocGo Inc
(d)
1,605 4
Encompass Health Corp 123,632 14,464
Enhabit Inc
(d)
395 3
Ensign Group Inc/The 5,562 717
GeneDx Holdings Corp
(d)
48,666 3,253
HealthEquity Inc
(d)
217,114 18,611
Innovage Holding Corp
(d)
481 1
Joint Corp/The
(d)
1,170 12
LifeStance Health Group Inc
(d)
617,357 4,056
ModivCare Inc
(d),(e)
707 1
Nano-X Imaging Ltd
(d),(e)
5,204 26
Oscar Health Inc
(d)
20,487 266
PACS Group Inc
(d)
3,934 38
Pennant Group Inc/The
(d)
3,270 84
Quipt Home Medical Corp
(d)
482 1
RadNet Inc
(d)
156,730 8,209
Select Medical Holdings Corp 7,425 135
Sonida Senior Living Inc
(d)
254 6
Teladoc Health Inc
(d)
2,537 18
US Physical Therapy Inc 1,500 107
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Viemed Healthcare Inc
(d)
3,430 $ 24
$ 56,458
Home Builders - 0 .55%
Cavco Industries Inc
(d)
805 398
Century Communities Inc 344 19
Champion Homes Inc
(d)
101,932 8,817
Dream Finders Homes Inc
(d),(e)
2,804 63
Forestar Group Inc
(d)
194 4
Green Brick Partners Inc
(d)
845 50
Hovnanian Enterprises Inc
(d)
30 3
Installed Building Products Inc 2,378 394
KB Home 874 47
Landsea Homes Corp
(d)
291 2
LCI Industries 2,485 192
LGI Homes Inc
(d)
117 6
Tri Pointe Homes Inc
(d)
2,709 83
United Homes Group Inc
(d)
557 1
$ 10,079
Home Furnishings - 0 .55%
Arhaus Inc
(d)
407,375 3,202
Daktronics Inc
(d)
642 8
Lovesac Co/The
(d)
806 16
SharkNinja Inc
(d)
83,344 6,709
Sonos Inc
(d)
10,842 100
$ 10,035
Insurance - 2 .94%
American Coastal Insurance Corp 1,129 13
AMERISAFE Inc 809 38
Baldwin Insurance Group Inc/The
(d)
173,918 7,238
Bowhead Specialty Holdings Inc
(d)
52,992 2,130
Crawford & Co 1,523 17
F&G Annuities & Life Inc 87 3
Goosehead Insurance Inc 2,250 219
HCI Group Inc 823 120
Investors Title Co 13 3
Kingsway Financial Services Inc
(d),(e)
1,386 12
Lemonade Inc
(d),(e)
4,309 126
Mercury General Corp 333 18
NMI Holdings Inc
(d)
566 20
Palomar Holdings Inc
(d)
145,779 21,141
RLI Corp 89,626 6,633
Roadzen Inc
(d)
527 —
Root Inc/OH
(d)
866 121
Selective Insurance Group Inc 5,189 453
SiriusPoint Ltd
(d)
821 14
Skyward Specialty Insurance Group Inc
(d)
187,715 9,966
Stewart Information Services Corp 14,313 937
Tiptree Inc 636 14
Trupanion Inc
(d)
3,303 121
TWFG Inc
(d)
146,722 4,648
Universal Insurance Holdings Inc 480 12
$ 54,017
Internet - 1 .52%
1-800-Flowers.com Inc
(d),(e)
581 3
1stdibs.com Inc
(d)
758 2
AudioEye Inc
(d)
702 8
Backblaze Inc
(d)
4,647 20
Bumble Inc
(d)
780 3
Cardlytics Inc
(d)
4,249 6
Cargurus Inc
(d)
8,697 243
Cogent Communications Holdings Inc 237,036 12,883
Couchbase Inc
(d)
4,065 72
Despegar.com Corp
(d)
990 19
Entravision Communications Corp 1,272 2
ePlus Inc
(d)
1,756 109
Eventbrite Inc
(d)
7,588 16
EverQuote Inc
(d)
136,070 3,231
Figs Inc
(d)
617 2
fuboTV Inc
(d)
2,633 8

Schedule of Investments
SmallCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Gambling.com Group Ltd
(d)
1,857 $ 24
Getty Images Holdings Inc
(d),(e)
10,813 21
Grindr Inc
(d)
2,453 54
Groupon Inc
(d)
1,145 21
HealthStream Inc 810 27
Hims & Hers Health Inc
(d)
19,379 641
LifeMD Inc
(d)
2,277 17
Liquidity Services Inc
(d)
2,142 68
LiveOne Inc
(d)
5,045 4
Magnite Inc
(d)
11,230 134
MediaAlpha Inc
(d)
2,974 25
Nerdy Inc
(d)
6,202 10
Open Lending Corp
(d)
11,010 14
Opendoor Technologies Inc
(d)
3,498 3
OptimizeRx Corp
(d)
1,787 16
Q2 Holdings Inc
(d)
119,764 9,491
QuinStreet Inc
(d)
5,397 95
RealReal Inc/The
(d)
7,115 41
Revolve Group Inc
(d)
3,846 76
Shutterstock Inc 1,878 30
Sprinklr Inc
(d)
11,697 90
Tucows Inc
(d)
800 13
Upwork Inc
(d)
12,489 164
Vivid Seats Inc
(d)
7,727 22
Yelp Inc
(d)
6,376 224
$ 27,952
Investment Companies - 0 .28%
Cipher Mining Inc
(d)
13,649 39
Cleanspark Inc
(d),(e)
27,681 226
Core Scientific Inc
(d)
14,043 114
MARA Holdings Inc
(d)
158,133 2,114
Riot Platforms Inc
(d),(e)
4,093 30
Terawulf Inc
(d),(e)
25,065 70
Trinity Capital Inc 179,519 2,608
$ 5,201
Iron & Steel - 0 .91%
ATI Inc
(d)
129,163 7,024
Carpenter Technology Corp 49,963 9,773
$ 16,797
Leisure Products & Services - 0 .47%
Acushnet Holdings Corp 2,789 185
Global Business Travel Group I
(d)
10,809 73
Life Time Group Holdings Inc
(d)
155,167 4,757
Lindblad Expeditions Holdings Inc
(d)
2,531 22
Livewire Group Inc
(d)
1,486 3
Marine Products Corp 325 3
OneSpaWorld Holdings Ltd 199,025 3,323
Peloton Interactive Inc
(d)
32,809 226
Sabre Corp
(d)
8,074 19
Xponential Fitness Inc
(d)
2,493 21
$ 8,632
Lodging - 0 .01%
Hilton Grand Vacations Inc
(d)
6,954 234
Machinery - Construction & Mining - 0 .23%
Argan Inc 1,267 194
Bloom Energy Corp
(d)
99,110 1,816
BWX Technologies Inc 18,282 1,995
Hyster-Yale Inc 686 26
NANO Nuclear Energy Inc
(d),(e)
437 10
NuScale Power Corp
(d),(e)
9,067 150
$ 4,191
Machinery - Diversified - 3 .50%
Alamo Group Inc 1,021 170
Albany International Corp 752 49
Applied Industrial Technologies Inc 44,537 10,835
Cactus Inc 75,829 2,877
Chart Industries Inc
(d)
59,852 8,079
CSW Industrials Inc 31,328 9,789
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
DXP Enterprises Inc/TX
(d)
108 $ 10
Esab Corp 67,009 8,049
Gorman-Rupp Co/The 2,087 75
GrafTech International Ltd
(d)
25,666 16
Ichor Holdings Ltd
(d)
1,024 20
IDEX Corp 26,508 4,612
Kadant Inc 17,634 5,202
Lindsay Corp 539 70
Mueller Water Products Inc - Class A 233,464 6,126
Taylor Devices Inc
(d)
237 8
Tennant Co 833 60
Thermon Group Holdings Inc
(d)
382 10
Watts Water Technologies Inc 2,748 571
Zurn Elkay Water Solutions Corp 224,422 7,621
$ 64,249
Media - 0 .01%
GCI Liberty Inc - Escrow
(d),(f)
157,046 —
Sinclair Inc 3,202 46
Thryv Holdings Inc
(d)
3,818 52
Townsquare Media Inc 1,050 7
Value Line Inc 60 3
$ 108
Metal Fabrication & Hardware - 0 .78%
AZZ Inc 2,432 211
Helios Technologies Inc 2,277 62
Hillman Solutions Corp
(d)
3,362 23
Janus International Group Inc
(d)
13,740 95
Mayville Engineering Co Inc
(d)
140 2
Mueller Industries Inc 10,363 762
Omega Flex Inc 356 11
Standex International Corp 886 125
Valmont Industries Inc 43,826 12,851
Worthington Enterprises Inc 2,805 142
Xometry Inc
(d)
4,396 113
$ 14,397
Mining - 0 .05%
Centrus Energy Corp
(d)
1,016 70
Century Aluminum Co
(d)
5,293 87
Constellium SE
(d)
12,984 131
Contango ORE Inc
(d),(e)
339 5
Critical Metals Corp
(d),(e)
902 1
Dakota Gold Corp
(d)
4,190 11
Encore Energy Corp
(d)
13,629 21
Ivanhoe Electric Inc / US
(d)
8,374 53
Kaiser Aluminum Corp 1,486 96
MAC Copper Ltd
(d),(e)
1,638 15
Perpetua Resources Corp
(d)
4,223 62
Piedmont Lithium Inc
(d)
443 3
United States Lime & Minerals Inc 1,055 99
Uranium Energy Corp
(d)
41,292 217
Ur-Energy Inc
(d)
30,627 23
$ 894
Miscellaneous Manufacturers - 1 .29%
Byrna Technologies Inc
(d)
1,689 38
Enpro Inc 52,082 7,781
Fabrinet
(d)
35,736 7,328
Federal Signal Corp 6,029 491
Hillenbrand Inc 2,349 48
ITT Inc 54,712 7,497
JBT Marel Corp 320 34
Materion Corp 1,945 161
Myers Industries Inc 3,713 39
Park Aerospace Corp 792 10
Sight Sciences Inc
(d)
3,064 9
Smith & Wesson Brands Inc 343 3
Solidion Technology Inc
(d)
2,466 —
Sturm Ruger & Co Inc 461 19
Trinity Industries Inc 7,522 189
$ 23,647

Schedule of Investments
SmallCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 4,864 $ 42
Office Furnishings - 0 .01%
CompX International Inc 118 3
HNI Corp 2,274 96
Interface Inc 565 11
Virco Mfg. Corp 94 1
$ 111
Oil & Gas - 0 .22%
Berry Corp 2,329 6
BKV Corp
(d)
317 6
Crescent Energy Co 4,270 35
CVR Energy Inc 3,065 58
Delek US Holdings Inc 1,641 21
Diversified Energy Co PLC 222 3
Empire Petroleum Corp
(d)
1,592 7
Evolution Petroleum Corp 801 3
Gulfport Energy Corp
(d)
663 114
Infinity Natural Resources Inc
(d)
81,530 1,251
Kosmos Energy Ltd
(d)
46,918 72
Magnolia Oil & Gas Corp 16,046 330
Nabors Industries Ltd
(d),(e)
327 9
Noble Corp PLC 8,684 189
Northern Oil & Gas Inc 629 15
Permian Resources Corp 31,074 367
Prairie Operating Co
(d)
313 1
Riley Exploration Permian Inc 170 4
Sable Offshore Corp
(d),(e)
67,516 1,260
Seadrill Ltd
(d)
1,875 39
SM Energy Co 1,929 44
VAALCO Energy Inc 1,008 3
Valaris Ltd
(d)
3,950 128
W&T Offshore Inc
(e)
10,871 13
$ 3,978
Oil & Gas Services - 1 .63%
Archrock Inc 16,732 394
Aris Water Solutions Inc 170 4
Atlas Energy Solutions Inc 7,455 101
ChampionX Corp 507,830 12,254
Core Laboratories Inc 4,704 53
DMC Global Inc
(d)
502 3
Drilling Tools International Corp
(d)
498 1
Flowco Holdings Inc 142,805 2,759
Helix Energy Solutions Group Inc
(d)
2,600 16
Kodiak Gas Services Inc 1,221 42
Liberty Energy Inc 970 11
Natural Gas Services Group Inc
(d)
197 4
Oceaneering International Inc
(d)
557,699 9,899
Solaris Energy Infrastructure Inc 132,096 2,792
TechnipFMC PLC 50,648 1,427
TETRA Technologies Inc
(d)
12,578 36
Tidewater Inc
(d)
4,891 177
$ 29,973
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 14,481 54
Karat Packaging Inc 669 17
$ 71
Pharmaceuticals - 3 .07%
AdaptHealth Corp
(d)
4,432 38
Akebia Therapeutics Inc
(d)
1,728 4
Alector Inc
(d)
8,874 11
Alkermes PLC
(d)
16,146 465
Amneal Pharmaceuticals Inc
(d)
13,387 103
Amphastar Pharmaceuticals Inc
(d)
3,796 93
Anika Therapeutics Inc
(d)
226 3
Aquestive Therapeutics Inc
(d)
2,028 6
Arvinas Inc
(d)
6,433 62
Ascendis Pharma A/S ADR
(d)
24,151 4,116
Avadel Pharmaceuticals PLC
(d)
9,269 82
BellRing Brands Inc
(d)
115,223 8,888
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Biote Corp
(d)
2,772 $ 9
Catalyst Pharmaceuticals Inc
(d)
11,329 275
Coherus Biosciences Inc
(d)
2,523 3
Collegium Pharmaceutical Inc
(d)
214,988 5,804
Corbus Pharmaceuticals Holdings Inc
(d)
570 4
Corcept Therapeutics Inc
(d)
37,797 2,717
CorMedix Inc
(d)
5,547 51
Enliven Therapeutics Inc
(d)
3,476 66
Fennec Pharmaceuticals Inc
(d)
566 3
Foghorn Therapeutics Inc
(d)
1,321 6
Fulcrum Therapeutics Inc
(d)
1,429 5
Galectin Therapeutics Inc
(d),(e)
1,000 1
Guardian Pharmacy Services Inc
(d)
323 8
Gyre Therapeutics Inc
(d)
106 1
Harmony Biosciences Holdings Inc
(d)
3,820 113
Harrow Inc
(d)
3,064 76
Herbalife Ltd
(d)
6,752 49
Heron Therapeutics Inc
(d)
901 2
Ironwood Pharmaceuticals Inc
(d)
4,812 4
KalVista Pharmaceuticals Inc
(d)
233,278 3,212
Madrigal Pharmaceuticals Inc
(d)
13,509 4,511
MannKind Corp
(d)
20,740 105
Maze Therapeutics Inc
(d),(e)
430 4
MediWound Ltd
(d),(e)
911 16
Merus NV
(d)
81,376 3,703
Mirum Pharmaceuticals Inc
(d)
3,979 173
Nature's Sunshine Products Inc
(d)
217 3
Neurocrine Biosciences Inc
(d)
96,433 10,385
Neurogene Inc
(d),(e)
631 9
Ocugen Inc
(d)
27,165 20
Ocular Therapeutix Inc
(d)
15,855 132
Option Care Health Inc
(d)
8,069 261
ORIC Pharmaceuticals Inc
(d)
1,409 8
Outlook Therapeutics Inc
(d)
645 1
Owens & Minor Inc
(d)
1,252 9
Pacira BioSciences Inc
(d)
293 8
Phibro Animal Health Corp 495 9
Protagonist Therapeutics Inc
(d)
5,952 273
Regulus Therapeutics Inc
(d)
996 8
Rhythm Pharmaceuticals Inc
(d)
5,485 358
scPharmaceuticals Inc
(d)
4,266 11
SIGA Technologies Inc 3,489 19
Skye Bioscience Inc
(d),(e)
348 1
Spyre Therapeutics Inc
(d)
133,711 2,036
Supernus Pharmaceuticals Inc
(d)
363 12
Telomir Pharmaceuticals Inc
(d),(e)
925 2
Trevi Therapeutics Inc
(d)
196,690 1,359
Vaxcyte Inc
(d)
185,648 6,653
Verrica Pharmaceuticals Inc
(d)
2,559 1
Xeris Biopharma Holdings Inc
(d)
14,062 64
Y-mAbs Therapeutics Inc
(d)
3,825 16
$ 56,450
Pipelines - 0 .10%
Excelerate Energy Inc 67,902 1,737
Kinetik Holdings Inc 389 16
NextDecade Corp
(d)
11,592 87
$ 1,840
Private Equity - 0 .01%
P10 Inc 3,499 39
Patria Investments Ltd 5,795 60
$ 99
Real Estate - 0 .25%
Compass Inc
(d)
36,930 285
eXp World Holdings Inc
(e)
8,217 75
FirstService Corp 21,211 3,723
Maui Land & Pineapple Co Inc
(d)
759 12
McGrath RentCorp 2,445 261
Offerpad Solutions Inc
(d)
269 —
Real Brokerage Inc/The
(d)
10,069 45

Schedule of Investments
SmallCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Redfin Corp
(d)
12,203 $ 116
Sky Harbour Group Corp
(d)
1,221 13
St Joe Co/The 3,612 153
$ 4,683
REITs - 0 .66%
AG Mortgage Investment Trust Inc 382 3
Alexander's Inc 214 44
Angel Oak Mortgage REIT Inc 350 3
Apartment Investment and Management Co 6,692 53
Armada Hoffler Properties Inc 454 3
CareTrust REIT Inc 1,555 46
CBL & Associates Properties Inc 1,459 34
Clipper Realty Inc 941 3
Community Healthcare Trust Inc 171 3
EastGroup Properties Inc 45,183 7,384
Gladstone Commercial Corp 726 10
KKR Real Estate Finance Trust Inc 1,575 15
NETSTREIT Corp 1,571 26
Outfront Media Inc 5,677 86
Phillips Edison & Co Inc 1,800 62
Postal Realty Trust Inc 911 12
Ryman Hospitality Properties Inc 46,293 4,071
Saul Centers Inc 938 31
Strawberry Fields REIT Inc 937 10
Tanger Inc 4,241 134
UMH Properties Inc 1,088 19
Universal Health Realty Income Trust 1,058 40
$ 12,092
Retail - 5 .55%
Abercrombie & Fitch Co
(d)
4,969 345
Academy Sports & Outdoors Inc 1,760 66
American Eagle Outfitters Inc 14,147 149
Arko Corp 749 3
BJ's Restaurants Inc
(d)
125,034 4,162
Blink Charging Co
(d)
4,542 3
Bloomin' Brands Inc 4,078 33
Boot Barn Holdings Inc
(d)
108,007 11,269
Brinker International Inc
(d)
3,984 535
Buckle Inc/The 3,097 108
Build-A-Bear Workshop Inc 1,241 44
Caleres Inc 1,138 17
Camping World Holdings Inc 5,625 68
Casey's General Stores Inc 34,463 15,942
Cheesecake Factory Inc/The 4,838 244
Cracker Barrel Old Country Store Inc
(e)
473 20
Dave & Buster's Entertainment Inc
(d)
3,146 60
Denny's Corp
(d)
3,923 15
Dine Brands Global Inc 166 3
Dutch Bros Inc
(d)
135,736 8,109
EVgo Inc
(d)
1,515 4
First Watch Restaurant Group Inc
(d)
148,269 2,619
FirstCash Holdings Inc 3,857 517
Freshpet Inc
(d)
111,673 8,212
Genesco Inc
(d)
289 6
GMS Inc
(d)
3,517 258
GrowGeneration Corp
(d)
565 1
J Jill Inc 603 9
Jack in the Box Inc
(e)
1,890 49
Kura Sushi USA Inc
(d)
659 39
Leslie's Inc
(d)
11,297 7
National Vision Holdings Inc
(d)
312,311 3,857
Ollie's Bargain Outlet Holdings Inc
(d)
151,610 16,087
ONE Group Hospitality Inc/The
(d)
2,060 6
Papa John's International Inc 2,411 83
Patrick Industries Inc 3,243 250
Portillo's Inc
(d),(e)
811,921 8,395
Potbelly Corp
(d)
2,734 22
PriceSmart Inc 1,589 161
QVC Group Inc
(d)
319 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
RH
(d)
18,970 $ 3,491
Savers Value Village Inc
(d)
2,326 22
Shake Shack Inc
(d)
3,809 334
Sonic Automotive Inc 434 26
Sweetgreen Inc
(d)
10,203 199
Texas Roadhouse Inc 43,020 7,140
Tile Shop Holdings Inc
(d)
1,000 6
Urban Outfitters Inc
(d)
1,767 93
Victoria's Secret & Co
(d)
1,813 34
Warby Parker Inc
(d)
8,879 147
Wingstop Inc 32,681 8,624
$ 101,895
Savings & Loans - 0 .43%
Axos Financial Inc
(d)
122,828 7,797
Greene County Bancorp Inc 708 16
$ 7,813
Semiconductors - 4 .46%
ACM Research Inc
(d)
3,541 69
Aehr Test Systems
(d),(e)
2,679 23
Ambarella Inc
(d)
2,010 96
Arteris Inc
(d)
2,821 19
Axcelis Technologies Inc
(d)
3,263 160
CEVA Inc
(d)
1,975 52
Diodes Inc
(d)
482 18
Entegris Inc 120,904 9,566
FormFactor Inc
(d)
139,522 3,926
GCT Semiconductor Holding Inc
(d),(e)
1,022 1
Impinj Inc
(d)
37,358 3,442
Kulicke & Soffa Industries Inc 102,959 3,319
Lattice Semiconductor Corp
(d)
195,090 9,545
MACOM Technology Solutions Holdings Inc
(d)
124,798 12,948
MaxLinear Inc
(d)
7,562 75
Navitas Semiconductor Corp
(d)
1,936 4
Onto Innovation Inc
(d)
25,850 3,153
Ouster Inc
(d)
830 6
Photronics Inc
(d)
2,099 38
Power Integrations Inc 105,267 5,171
QuickLogic Corp
(d),(e)
1,384 8
Rambus Inc
(d)
133,740 6,525
Semtech Corp
(d)
149,968 4,687
Silicon Laboratories Inc
(d)
3,210 327
SiTime Corp
(d)
115,124 16,907
SkyWater Technology Inc
(d),(e)
225,306 1,598
Synaptics Inc
(d)
313 17
Ultra Clean Holdings Inc
(d)
4,436 83
Veeco Instruments Inc
(d)
4,707 88
$ 81,871
Software - 11 .50%
8x8 Inc
(d)
12,814 23
ACI Worldwide Inc
(d)
10,574 564
ACV Auctions Inc
(d)
595,889 8,754
Adeia Inc 9,209 113
Agilysys Inc
(d)
56,166 4,176
Airship AI Holdings Inc
(d)
893 3
Alignment Healthcare Inc
(d)
10,035 178
Alkami Technology Inc
(d)
353,135 9,425
Amplitude Inc
(d)
7,834 72
Appfolio Inc
(d)
20,490 4,232
Appian Corp
(d)
4,037 125
Asana Inc
(d)
8,145 131
AvePoint Inc
(d)
12,914 211
AvidXchange Holdings Inc
(d)
17,427 142
Bandwidth Inc
(d)
2,234 28
BigBear.ai Holdings Inc
(d),(e)
7,328 25
BigCommerce Holdings Inc
(d)
7,151 37
Blackbaud Inc
(d)
3,942 239
BlackLine Inc
(d)
5,848 276
Blend Labs Inc
(d)
24,052 81
Box Inc
(d)
14,122 441

Schedule of Investments
SmallCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Braze Inc
(d)
221,329 $ 6,890
C3.ai Inc
(d)
11,276 248
CCC Intelligent Solutions Holdings Inc
(d)
2,135,736 19,777
Clear Secure Inc 8,896 220
Clearwater Analytics Holdings Inc
(d)
749,832 17,051
Climb Global Solutions Inc 421 44
Commvault Systems Inc
(d)
22,873 3,823
CS Disco Inc
(d)
1,833 7
CSG Systems International Inc 2,895 174
Daily Journal Corp
(d)
100 38
Digimarc Corp
(d),(e)
1,426 19
DigitalOcean Holdings Inc
(d)
6,664 206
Domo Inc
(d)
3,471 26
Donnelley Financial Solutions Inc
(d)
1,793 86
Dynatrace Inc
(d)
356,194 16,730
eGain Corp
(d)
1,756 9
EverCommerce Inc
(d)
1,545 15
Evolent Health Inc
(d)
11,574 114
Fastly Inc
(d)
10,561 61
Freshworks Inc
(d)
20,734 306
GigaCloud Technology Inc
(d)
2,343 29
Gitlab Inc
(d)
98,930 4,617
Golden Matrix Group Inc
(d)
1,869 3
Guidewire Software Inc
(d)
44,501 9,112
Health Catalyst Inc
(d)
477 2
I3 Verticals Inc
(d)
120 3
Ibotta Inc
(d),(e)
1,555 76
Innodata Inc
(d)
2,712 103
Inspired Entertainment Inc
(d)
2,358 17
Intapp Inc
(d)
193,384 10,493
IonQ Inc
(d),(e)
20,376 559
Jamf Holding Corp
(d)
8,341 96
JFrog Ltd
(d)
254,460 8,593
Kaltura Inc
(d)
9,765 21
Klaviyo Inc
(d)
267,369 8,139
Life360 Inc
(d)
64,040 2,748
LiveRamp Holdings Inc
(d)
6,441 168
Meridianlink Inc
(d)
1,972 33
Monday.com Ltd
(d)
29,066 8,167
N-able Inc/US
(d)
7,263 51
Olo Inc
(d)
5,179 32
Onestream Inc
(d)
613,532 13,130
PagerDuty Inc
(d)
8,699 135
PDF Solutions Inc
(d)
246,799 4,529
Phreesia Inc
(d)
446,754 11,151
Porch Group Inc
(d)
7,913 46
Privia Health Group Inc
(d)
10,344 243
Progress Software Corp 4,317 259
PROS Holdings Inc
(d)
261,724 4,470
PubMatic Inc
(d)
3,898 38
Red Violet Inc 1,106 43
ReposiTrak Inc
(e)
1,163 25
Sapiens International Corp NV 3,087 85
Schrodinger Inc/United States
(d)
5,574 143
SEMrush Holdings Inc
(d)
3,683 38
SentinelOne Inc
(d)
221,290 4,094
ServiceTitan Inc
(d),(e)
30,371 3,511
Silvaco Group Inc
(d)
455 2
Simulations Plus Inc 1,583 54
SoundHound AI Inc
(d),(e)
32,469 302
Sprout Social Inc
(d)
45,407 950
SPS Commerce Inc
(d)
3,775 542
Take-Two Interactive Software Inc
(d)
54,034 12,607
Talkspace Inc
(d)
12,317 38
Tempus AI Inc
(d),(e)
44,393 2,294
Vertex Inc
(d)
5,533 221
Viant Technology Inc
(d)
1,522 22
Waystar Holding Corp
(d)
5,153 192
Weave Communications Inc
(d)
4,020 43
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
WM Technology Inc
(d)
9,326 $ 12
Workiva Inc
(d)
45,356 3,414
Yext Inc
(d)
10,671 73
Zeta Global Holdings Corp
(d)
17,921 234
Zspace Inc
(d),(e)
154 1
$ 211,123
Telecommunications - 1 .74%
A10 Networks Inc 7,086 117
Anterix Inc
(d)
896 27
Applied Digital Corp
(d),(e)
13,769 63
Calix Inc
(d)
4,402 180
Credo Technology Group Holding Ltd
(d)
457,503 19,695
DigitalBridge Group Inc 394,749 3,316
Extreme Networks Inc
(d)
6,915 91
Globalstar Inc
(d)
4,118 79
Gogo Inc
(d)
2,757 21
Harmonic Inc
(d)
11,075 99
IDT Corp - Class B 1,085 55
InterDigital Inc 40,829 8,206
Ooma Inc
(d)
275 3
Preformed Line Products Co 13 2
$ 31,954
Transportation - 0 .63%
ArcBest Corp 2,359 138
Costamare Inc 256 2
Covenant Logistics Group Inc 283 6
CryoPort Inc
(d)
3,573 20
Dorian LPG Ltd 1,813 39
FLEX LNG Ltd
(e)
1,819 43
Heartland Express Inc 1,910 15
Himalaya Shipping Ltd
(d)
2,797 15
Kirby Corp
(d)
81,960 7,898
Marten Transport Ltd 1,225 16
PAMT CORP
(d)
98 1
Proficient Auto Logistics Inc
(d)
63,837 530
RXO Inc
(d)
177,827 2,505
Saia Inc
(d)
900 220
SFL Corp Ltd 2,593 21
Universal Logistics Holdings Inc 242 5
Werner Enterprises Inc 794 20
World Kinect Corp 596 15
$ 11,509
Water - 0 .02%
American States Water Co 2,133 173
California Water Service Group 1,566 79
Consolidated Water Co Ltd 402 10
Global Water Resources Inc 1,274 13
Middlesex Water Co 242 15
York Water Co/The 160 6
$ 296
TOTAL COMMON STOCKS $ 1,787,071
Total Investments $ 1,863,623
Other Assets and Liabilities -  (1.48)% (27,232)
TOTAL NET ASSETS - 100.00% $ 1,836,391
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $29,789 or
1.62% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $28,333 or 1.54% of net assets.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2025 (unaudited)
See accompanying notes.

(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 82,817 $ 696,805 $ 708,787 $ 70,835
$ 82,817 $ 696,805 $ 708,787 $ 70,835
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 1,108 $ — $ — $ —
$ 1,108 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2025 Long 65 $ 6,402 $ 110
Total $ 110
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .54 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares Core S&P Small-Cap ETF 14,744 $ 1,476
Money Market Funds - 3 .42%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
495,751 496
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
41,148,318 41,148
$ 41,644
TOTAL INVESTMENT COMPANIES $ 43,120
COMMON STOCKS - 96 .58 % Shares Held Value (000's)
Advertising - 0 .02%
TechTarget Inc
(d)
26,371 $ 210
Aerospace & Defense - 1 .67%
AAR Corp
(d)
34,266 1,832
AeroVironment Inc
(d)
27,199 4,121
Kratos Defense & Security Solutions Inc
(d)
148,451 5,015
Mercury Systems Inc
(d)
49,272 2,464
Moog Inc 27,536 4,605
National Presto Industries Inc 4,965 419
Triumph Group Inc
(d)
75,184 1,910
$ 20,366
Agriculture - 0 .30%
Andersons Inc/The 31,205 1,177
Fresh Del Monte Produce Inc 32,595 1,109
Universal Corp/VA 23,984 1,397
$ 3,683
Airlines - 0 .48%
Allegiant Travel Co 14,127 663
JetBlue Airways Corp
(d)
294,859 1,286
SkyWest Inc
(d)
39,173 3,493
Sun Country Airlines Holdings Inc
(d)
38,207 374
$ 5,816
Apparel - 0 .72%
Carter's Inc 35,005 1,157
Hanesbrands Inc
(d)
342,964 1,574
Kontoor Brands Inc 48,202 2,899
Oxford Industries Inc 14,335 697
Steven Madden Ltd 70,118 1,473
Wolverine World Wide Inc 77,767 1,015
$ 8,815
Automobile Parts & Equipment - 1 .39%
Adient PLC
(d)
81,522 1,031
American Axle & Manufacturing Holdings Inc
(d)
114,202 436
BorgWarner Inc 212,400 6,028
Dana Inc 125,324 1,722
Dorman Products Inc
(d)
26,380 2,989
Fox Factory Holding Corp
(d)
40,486 822
Gentherm Inc
(d)
30,090 783
Phinia Inc 39,643 1,592
Standard Motor Products Inc 20,043 543
Titan International Inc
(d)
46,607 342
XPEL Inc
(d)
22,020 631
$ 16,919
Banks - 7 .51%
Ameris Bancorp 62,825 3,682
Atlantic Union Bankshares Corp 126,654 3,508
BancFirst Corp 19,358 2,281
Bancorp Inc/The
(d)
46,343 2,239
Bank of Hawaii Corp 38,607 2,552
BankUnited Inc 72,601 2,375
Banner Corp 33,471 2,046
Cathay General Bancorp 69,154 2,883
Central Pacific Financial Corp 26,288 675
City Holding Co 14,280 1,655
Community Financial System Inc 51,156 2,793
Customers Bancorp Inc
(d)
28,316 1,416
CVB Financial Corp 127,536 2,364
Dime Community Bancshares Inc 38,132 980
Eagle Bancorp Inc 29,334 527
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
FB Financial Corp 33,993 $ 1,447
First BanCorp/Puerto Rico 158,159 3,106
First Bancorp/Southern Pines NC 40,159 1,625
First Commonwealth Financial Corp 98,526 1,509
First Financial Bancorp 92,752 2,147
First Hawaiian Inc 122,791 2,807
Fulton Financial Corp 176,857 2,950
Hanmi Financial Corp 29,138 666
Heritage Financial Corp/WA 33,014 753
Hilltop Holdings Inc 44,731 1,321
Hope Bancorp Inc 117,286 1,169
Independent Bank Corp 41,274 2,439
Lakeland Financial Corp 24,778 1,379
National Bank Holdings Corp 36,962 1,337
NBT Bancorp Inc 45,818 1,940
OFG Bancorp 44,580 1,754
Park National Corp 14,125 2,120
Pathward Financial Inc 23,161 1,838
Preferred Bank/Los Angeles CA 11,913 951
Renasant Corp 89,541 2,872
S&T Bancorp Inc 37,160 1,354
Seacoast Banking Corp of Florida 82,369 1,953
ServisFirst Bancshares Inc 48,763 3,473
Simmons First National Corp 122,042 2,277
Southside Bancshares Inc 27,671 780
Stellar Bancorp Inc 46,186 1,153
Tompkins Financial Corp 12,199 727
Triumph Financial Inc
(d)
21,338 1,140
TrustCo Bank Corp NY 18,474 563
Trustmark Corp 59,256 1,988
United Community Banks Inc/GA 115,935 3,201
Veritex Holdings Inc 52,951 1,233
Walker & Dunlop Inc 31,158 2,385
Westamerica BanCorp 25,941 1,256
$ 91,589
Beverages - 0 .12%
MGP Ingredients Inc 13,646 402
National Beverage Corp 22,732 1,009
$ 1,411
Biotechnology - 2 .59%
ACADIA Pharmaceuticals Inc
(d)
119,592 1,746
ADMA Biologics Inc
(d)
229,598 5,464
ANI Pharmaceuticals Inc
(d)
16,120 1,142
Arcus Biosciences Inc
(d)
65,361 572
Arrowhead Pharmaceuticals Inc
(d)
122,475 1,701
Certara Inc
(d)
106,327 1,474
Cytek Biosciences Inc
(d)
101,339 376
Dynavax Technologies Corp
(d)
118,741 1,395
Innoviva Inc
(d)
53,506 1,000
Krystal Biotech Inc
(d)
24,583 4,176
Ligand Pharmaceuticals Inc
(d)
18,352 2,016
Myriad Genetics Inc
(d)
88,419 655
NeoGenomics Inc
(d)
124,673 797
OmniAb Operations Inc
(d)
7,689 —
OmniAb Operations Inc
(d)
7,689 —
TG Therapeutics Inc
(d)
129,638 5,900
Vericel Corp
(d)
47,941 1,823
Vir Biotechnology Inc
(d)
89,621 549
Xencor Inc
(d)
67,971 749
$ 31,535
Building Materials - 2 .04%
American Woodmark Corp
(d)
14,622 863
Apogee Enterprises Inc 21,323 846
Armstrong World Industries Inc 42,337 6,140
Boise Cascade Co 37,303 3,479
Gibraltar Industries Inc
(d)
29,470 1,560
Griffon Corp 38,318 2,610
Hayward Holdings Inc
(d)
138,095 1,841
Masterbrand Inc
(d)
123,451 1,500

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
SPX Technologies Inc
(d)
45,028 $ 6,040
$ 24,879
Chemicals - 3 .23%
AdvanSix Inc 25,963 556
Balchem Corp 31,575 4,943
Celanese Corp 106,171 4,726
Chemours Co/The 145,116 1,797
Element Solutions Inc 216,387 4,416
FMC Corp 121,248 5,083
Hawkins Inc 18,499 2,253
HB Fuller Co 53,105 2,870
Ingevity Corp
(d)
35,306 1,164
Innospec Inc 24,226 2,168
Koppers Holdings Inc 19,687 493
Minerals Technologies Inc 30,974 1,598
Quaker Chemical Corp 13,303 1,409
Rogers Corp
(d)
16,494 1,019
Sensient Technologies Corp 41,145 3,866
Stepan Co 20,538 1,038
$ 39,399
Coal - 0 .78%
Alpha Metallurgical Resources Inc
(d)
10,619 1,289
Core Natural Resources Inc 49,280 3,559
Peabody Energy Corp 118,009 1,456
SunCoke Energy Inc 81,929 742
Warrior Met Coal Inc 51,031 2,440
$ 9,486
Commercial Services - 4 .72%
ABM Industries Inc 60,417 2,945
Adtalem Global Education Inc
(d)
36,195 3,844
Alarm.com Holdings Inc
(d)
48,010 2,573
AMN Healthcare Services Inc
(d)
36,980 756
Arlo Technologies Inc
(d)
97,458 958
CoreCivic Inc
(d)
106,705 2,416
Deluxe Corp 42,999 628
EVERTEC Inc 61,788 2,097
GEO Group Inc/The
(d)
132,173 4,134
Healthcare Services Group Inc
(d)
71,376 1,014
Heidrick & Struggles International Inc 19,823 774
Hertz Global Holdings Inc
(d),(e)
119,152 813
John Wiley & Sons Inc 39,828 1,738
Korn Ferry 50,102 3,091
Matthews International Corp 30,079 615
Mister Car Wash Inc
(d)
90,767 623
Monro Inc 29,088 405
Payoneer Global Inc
(d)
249,384 1,753
Perdoceo Education Corp 59,998 1,507
PROG Holdings Inc 40,350 1,064
Progyny Inc
(d)
71,954 1,643
Robert Half Inc 97,557 4,322
Strategic Education Inc 23,626 1,927
Stride Inc
(d)
41,543 5,909
Upbound Group Inc 49,608 987
Verra Mobility Corp
(d)
160,069 3,490
Vestis Corp 111,325 975
WillScot Holdings Corp 179,450 4,508
$ 57,509
Computers - 1 .54%
Amentum Holdings Inc
(d)
139,391 3,041
Corsair Gaming Inc
(d)
43,727 310
DXC Technology Co
(d)
175,847 2,729
Grid Dynamics Holdings Inc
(d)
59,911 848
Insight Enterprises Inc
(d)
26,545 3,671
NCR Atleos Corp
(d)
70,406 1,966
NCR Voyix Corp
(d)
141,774 1,215
NetScout Systems Inc
(d)
69,693 1,465
Sandisk Corp/DE
(d)
111,925 3,594
$ 18,839
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .50%
Central Garden & Pet Co
(d)
8,953 $ 300
Central Garden & Pet Co - A Shares
(d)
49,076 1,451
Helen of Troy Ltd
(d)
22,200 619
Quanex Building Products Corp 45,852 754
WD-40 Co 13,157 3,005
$ 6,129
Cosmetics & Personal Care - 0 .59%
Edgewell Personal Care Co 46,844 1,431
Interparfums Inc 17,422 1,903
Prestige Consumer Healthcare Inc
(d)
48,115 3,908
$ 7,242
Distribution & Wholesale - 0 .74%
G-III Apparel Group Ltd
(d)
37,511 946
OPENLANE Inc
(d)
103,774 1,921
Resideo Technologies Inc
(d)
142,749 2,395
Rush Enterprises Inc - Class A 60,542 3,087
ScanSource Inc
(d)
20,967 692
$ 9,041
Diversified Financial Services - 4 .67%
Acadian Asset Management Inc 27,184 732
Air Lease Corp 100,606 4,704
Artisan Partners Asset Management Inc 68,056 2,517
BGC Group Inc 363,543 3,294
Bread Financial Holdings Inc 47,682 2,263
Cohen & Steers Inc 26,027 1,986
Enact Holdings Inc 28,343 1,014
Encore Capital Group Inc
(d)
23,011 792
Enova International Inc
(d)
25,067 2,301
EZCORP Inc
(d)
50,475 826
Moelis & Co 68,560 3,673
Mr Cooper Group Inc
(d)
61,774 7,352
Navient Corp 72,029 892
Piper Sandler Cos 15,638 3,771
PJT Partners Inc 23,022 3,263
PRA Group Inc
(d)
38,294 701
Radian Group Inc 140,896 4,500
StepStone Group Inc 64,093 3,205
StoneX Group Inc
(d)
42,172 3,735
Virtu Financial Inc 78,476 3,072
Virtus Investment Partners Inc 6,407 984
WisdomTree Inc 111,143 967
World Acceptance Corp
(d)
3,143 406
$ 56,950
Electric - 1 .13%
Avista Corp 76,909 3,189
Clearway Energy Inc - Class A 33,620 920
Clearway Energy Inc - Class C 80,453 2,360
MGE Energy Inc 35,169 3,180
Otter Tail Corp 40,628 3,225
Unitil Corp 15,779 926
$ 13,800
Electrical Components & Equipment - 0 .33%
Energizer Holdings Inc 63,808 1,725
Insteel Industries Inc 18,873 640
Powell Industries Inc 9,140 1,674
$ 4,039
Electronics - 3 .33%
Advanced Energy Industries Inc 36,592 3,565
Badger Meter Inc 28,567 6,308
Benchmark Electronics Inc 34,964 1,137
Brady Corp 42,954 3,019
CTS Corp 29,252 1,114
ESCO Technologies Inc 25,065 3,921
Itron Inc
(d)
43,795 4,874
Knowles Corp
(d)
85,145 1,340
Mesa Laboratories Inc 5,278 608
OSI Systems Inc
(d)
15,174 3,107
Plexus Corp
(d)
26,264 3,216

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Sanmina Corp
(d)
52,765 $ 4,052
TTM Technologies Inc
(d)
99,039 1,983
Vicor Corp
(d)
22,381 893
Vishay Intertechnology Inc 109,129 1,418
$ 40,555
Energy - Alternate Sources - 0 .23%
REX American Resources Corp
(d)
15,015 596
SolarEdge Technologies Inc
(d)
56,285 689
Sunrun Inc
(d)
217,893 1,501
$ 2,786
Engineering & Construction - 1 .99%
Arcosa Inc 47,376 3,793
Dycom Industries Inc
(d)
28,339 4,748
Everus Construction Group Inc
(d)
49,517 1,993
Frontdoor Inc
(d)
73,646 3,028
Granite Construction Inc 42,188 3,430
MYR Group Inc
(d)
15,659 1,915
NV5 Global Inc
(d)
50,559 938
Sterling Infrastructure Inc
(d)
29,782 4,450
$ 24,295
Entertainment - 1 .12%
Cinemark Holdings Inc 103,719 3,102
Golden Entertainment Inc 19,981 514
Madison Square Garden Sports Corp
(d)
16,272 3,134
Monarch Casino & Resort Inc 12,356 966
Penn Entertainment Inc
(d)
145,325 2,212
Pursuit Attractions and Hospitality Inc
(d)
20,669 605
Six Flags Entertainment Corp 90,581 3,117
$ 13,650
Environmental Control - 0 .04%
Enviri Corp
(d)
77,833 535
Food - 1 .53%
B&G Foods Inc 76,890 530
Cal-Maine Foods Inc 41,902 3,912
Chefs' Warehouse Inc/The
(d)
34,148 1,945
Grocery Outlet Holding Corp
(d)
94,345 1,584
J & J Snack Foods Corp 15,144 1,963
John B Sanfilippo & Son Inc 8,781 582
Simply Good Foods Co/The
(d)
89,298 3,225
SpartanNash Co 32,782 650
Tootsie Roll Industries Inc 16,465 527
TreeHouse Foods Inc
(d)
43,882 1,022
United Natural Foods Inc
(d)
58,198 1,554
WK Kellogg Co 64,392 1,155
$ 18,649
Forest Products & Paper - 0 .16%
Sylvamo Corp 33,125 1,975
Gas - 0 .65%
Chesapeake Utilities Corp 22,127 2,914
MDU Resources Group Inc 198,030 3,394
Northwest Natural Holding Co 38,980 1,680
$ 7,988
Hand & Machine Tools - 0 .56%
Enerpac Tool Group Corp 52,838 2,133
Franklin Electric Co Inc 38,163 3,242
Kennametal Inc 75,137 1,464
$ 6,839
Healthcare - Products - 4 .06%
Artivion Inc
(d)
36,644 868
Avanos Medical Inc
(d)
44,636 560
Azenta Inc
(d)
44,384 1,169
BioLife Solutions Inc
(d)
35,142 847
CONMED Corp 30,004 1,474
Embecta Corp 56,464 688
Enovis Corp
(d)
55,226 1,910
Glaukos Corp
(d)
53,554 5,048
ICU Medical Inc
(d)
23,781 3,248
Inspire Medical Systems Inc
(d)
28,817 4,564
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Integer Holdings Corp
(d)
32,579 $ 4,115
Integra LifeSciences Holdings Corp
(d)
64,454 1,056
LeMaitre Vascular Inc 19,873 1,803
Merit Medical Systems Inc
(d)
56,606 5,347
Neogen Corp
(d)
191,745 968
Omnicell Inc
(d)
44,987 1,406
QuidelOrtho Corp
(d)
64,020 1,779
STAAR Surgical Co
(d)
47,844 874
Tandem Diabetes Care Inc
(d)
63,790 1,075
Teleflex Inc 45,108 6,182
TransMedics Group Inc
(d)
32,599 3,000
UFP Technologies Inc
(d)
7,081 1,477
$ 49,458
Healthcare - Services - 1 .41%
Addus HomeCare Corp
(d)
17,417 1,821
Astrana Health Inc
(d)
40,374 1,258
Concentra Group Holdings Parent Inc 105,133 2,287
CorVel Corp
(d)
26,439 2,875
Fortrea Holdings Inc
(d)
87,122 543
National HealthCare Corp 11,998 1,134
Pediatrix Medical Group Inc
(d)
82,095 1,057
RadNet Inc
(d)
63,274 3,314
Select Medical Holdings Corp 101,483 1,851
US Physical Therapy Inc 14,661 1,043
$ 17,183
Home Builders - 2 .47%
Cavco Industries Inc
(d)
7,783 3,844
Century Communities Inc 26,464 1,443
Champion Homes Inc
(d)
51,181 4,427
Dream Finders Homes Inc
(d),(e)
26,612 603
Green Brick Partners Inc
(d)
29,822 1,759
Installed Building Products Inc 22,555 3,740
LCI Industries 24,731 1,906
LGI Homes Inc
(d)
20,097 1,098
M/I Homes Inc
(d)
26,424 2,819
Meritage Homes Corp 70,281 4,789
Tri Pointe Homes Inc
(d)
90,902 2,795
Winnebago Industries Inc 27,582 878
$ 30,101
Home Furnishings - 0 .33%
Ethan Allen Interiors Inc 21,983 625
Leggett & Platt Inc 130,538 1,256
MillerKnoll Inc 66,200 1,086
Sonos Inc
(d)
115,661 1,065
$ 4,032
Housewares - 0 .16%
Newell Brands Inc 404,048 1,931
Insurance - 3 .30%
AMERISAFE Inc 18,493 860
Assured Guaranty Ltd 46,453 4,075
Employers Holdings Inc 24,006 1,167
Genworth Financial Inc
(d)
414,762 2,845
Goosehead Insurance Inc 23,693 2,303
HCI Group Inc 8,247 1,207
Horace Mann Educators Corp 39,587 1,644
Jackson Financial Inc 71,741 5,589
Lincoln National Corp 165,450 5,273
Mercury General Corp 25,824 1,431
NMI Holdings Inc
(d)
76,199 2,756
Palomar Holdings Inc
(d)
25,767 3,737
ProAssurance Corp
(d)
49,686 1,153
Safety Insurance Group Inc 14,412 1,103
SiriusPoint Ltd
(d)
89,613 1,506
Stewart Information Services Corp 26,967 1,766
Trupanion Inc
(d)
32,492 1,189
United Fire Group Inc 20,676 572
$ 40,176

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1 .88%
Angi Inc
(d)
42,589 $ 488
Cargurus Inc
(d)
85,424 2,388
Cars.com Inc
(d)
57,849 673
Cogent Communications Holdings Inc 41,011 2,229
ePlus Inc
(d)
25,585 1,596
Etsy Inc
(d)
109,260 4,751
HealthStream Inc 23,338 785
IAC Inc
(d)
68,787 2,403
Liquidity Services Inc
(d)
22,008 699
QuinStreet Inc
(d)
54,847 961
Shutterstock Inc 23,342 373
Sprinklr Inc
(d)
108,606 835
TripAdvisor Inc
(d)
106,924 1,331
Yelp Inc
(d)
63,928 2,243
Ziff Davis Inc
(d)
41,513 1,226
$ 22,981
Investment Companies - 0 .78%
Cleanspark Inc
(d),(e)
270,011 2,206
HA Sustainable Infrastructure Capital Inc 115,543 2,886
MARA Holdings Inc
(d)
329,629 4,407
$ 9,499
Leisure Products & Services - 0 .29%
Acushnet Holdings Corp 26,576 1,760
Sabre Corp
(d)
374,767 888
Topgolf Callaway Brands Corp
(d)
137,478 909
$ 3,557
Machinery - Construction & Mining - 0 .07%
Astec Industries Inc 22,147 802
Machinery - Diversified - 2 .62%
Alamo Group Inc 10,074 1,682
Albany International Corp 30,402 1,999
Cactus Inc 64,741 2,456
CSW Industrials Inc 16,301 5,094
DXP Enterprises Inc/TX
(d)
12,348 1,092
Gates Industrial Corp PLC
(d)
220,787 4,177
Ichor Holdings Ltd
(d)
32,887 651
Kadant Inc 11,408 3,366
Lindsay Corp 10,555 1,362
Mueller Water Products Inc - Class A 152,099 3,991
Tennant Co 18,331 1,323
Zurn Elkay Water Solutions Corp 138,744 4,712
$ 31,905
Media - 0 .39%
Cable One Inc 4,476 1,196
Scholastic Corp 24,105 434
TEGNA Inc 156,492 2,540
Thryv Holdings Inc
(d)
39,169 537
$ 4,707
Metal Fabrication & Hardware - 0 .64%
AZZ Inc 29,024 2,518
Metallus Inc
(d)
36,320 460
Proto Labs Inc
(d)
23,806 837
Standex International Corp 11,556 1,634
Worthington Enterprises Inc 30,137 1,526
Worthington Steel Inc 34,014 873
$ 7,848
Mining - 0 .38%
Century Aluminum Co
(d)
50,474 829
Kaiser Aluminum Corp 15,482 998
MP Materials Corp
(d),(e)
117,304 2,869
$ 4,696
Miscellaneous Manufacturers - 1 .50%
Enpro Inc 20,389 3,046
Federal Signal Corp 59,352 4,833
Hillenbrand Inc 68,397 1,384
JBT Marel Corp 44,845 4,721
Materion Corp 20,155 1,673
Sturm Ruger & Co Inc 16,309 663
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Trinity Industries Inc 79,804 $ 2,003
$ 18,323
Office & Business Equipment - 0 .15%
Pitney Bowes Inc 153,538 1,333
Xerox Holdings Corp 112,399 495
$ 1,828
Office Furnishings - 0 .25%
HNI Corp 46,431 1,964
Interface Inc 56,629 1,065
$ 3,029
Oil & Gas - 1 .68%
California Resources Corp 69,224 2,389
Comstock Resources Inc
(d)
87,997 1,608
Crescent Energy Co 177,641 1,471
CVR Energy Inc 33,199 626
Helmerich & Payne Inc 96,524 1,823
Magnolia Oil & Gas Corp 185,548 3,809
Northern Oil & Gas Inc 96,455 2,344
Par Pacific Holdings Inc
(d)
54,344 778
Patterson-UTI Energy Inc 341,513 1,926
SM Energy Co 111,131 2,533
Talos Energy Inc
(d)
120,605 830
Vital Energy Inc
(d)
26,190 371
$ 20,508
Oil & Gas Services - 1 .25%
Archrock Inc 170,123 4,003
Atlas Energy Solutions Inc 69,761 944
Bristow Group Inc
(d)
23,913 694
Core Laboratories Inc 45,481 517
DNOW Inc
(d)
102,618 1,629
Helix Energy Solutions Group Inc
(d)
138,870 846
Innovex International Inc
(d)
37,617 568
Liberty Energy Inc 157,271 1,809
Oceaneering International Inc
(d)
98,156 1,742
ProPetro Holding Corp
(d)
76,979 383
RPC Inc 80,228 380
Tidewater Inc
(d)
46,755 1,692
$ 15,207
Packaging & Containers - 0 .47%
O-I Glass Inc
(d)
149,642 1,894
Sealed Air Corp 141,507 3,900
$ 5,794
Pharmaceuticals - 2 .40%
AdaptHealth Corp
(d)
103,187 878
Alkermes PLC
(d)
157,943 4,544
Amphastar Pharmaceuticals Inc
(d)
36,426 889
Catalyst Pharmaceuticals Inc
(d)
108,896 2,645
Collegium Pharmaceutical Inc
(d)
31,323 846
Corcept Therapeutics Inc
(d)
90,571 6,510
Harmony Biosciences Holdings Inc
(d)
37,113 1,094
Organon & Co 250,140 3,234
Owens & Minor Inc
(d)
71,784 507
Pacira BioSciences Inc
(d)
44,847 1,206
Phibro Animal Health Corp 19,754 368
Premier Inc 88,683 1,805
Protagonist Therapeutics Inc
(d)
57,887 2,652
Supernus Pharmaceuticals Inc
(d)
53,633 1,742
USANA Health Sciences Inc
(d)
10,737 302
$ 29,222
Real Estate - 0 .48%
Cushman & Wakefield PLC
(d)
222,893 2,089
eXp World Holdings Inc 82,027 751
Kennedy-Wilson Holdings Inc 114,779 735
Marcus & Millichap Inc 23,371 710
St Joe Co/The 36,869 1,560
$ 5,845

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 8 .48%
Acadia Realty Trust 116,220 $ 2,220
Alexander & Baldwin Inc 70,546 1,212
American Assets Trust Inc 45,862 859
Apollo Commercial Real Estate Finance Inc 124,091 1,163
Apple Hospitality REIT Inc 216,719 2,551
Arbor Realty Trust Inc 183,190 2,112
Armada Hoffler Properties Inc 77,404 524
ARMOUR Residential REIT Inc 74,217 1,222
Blackstone Mortgage Trust Inc 166,665 3,175
Brandywine Realty Trust 167,705 664
CareTrust REIT Inc 182,271 5,335
Centerspace 16,096 972
Curbline Properties Corp 91,821 2,102
DiamondRock Hospitality Co 201,627 1,480
Douglas Emmett Inc 162,635 2,249
Easterly Government Properties Inc 38,572 778
Ellington Financial Inc 88,057 1,147
Elme Communities 85,500 1,331
Essential Properties Realty Trust Inc 182,297 5,864
Four Corners Property Trust Inc 97,098 2,714
Franklin BSP Realty Trust Inc 80,681 918
Getty Realty Corp 49,172 1,376
Global Net Lease Inc 192,365 1,452
Highwoods Properties Inc 104,533 2,973
Innovative Industrial Properties Inc 27,519 1,495
JBG SMITH Properties 82,051 1,147
KKR Real Estate Finance Trust Inc 56,061 519
LTC Properties Inc 43,961 1,577
LXP Industrial Trust 287,231 2,266
Macerich Co/The 241,386 3,539
Medical Properties Trust Inc 583,149 3,219
Millrose Properties Inc 116,805 2,925
New York Mortgage Trust Inc 87,976 516
NexPoint Residential Trust Inc 21,759 811
Outfront Media Inc 133,808 2,025
Pebblebrook Hotel Trust 116,254 1,052
PennyMac Mortgage Investment Trust 84,366 1,083
Phillips Edison & Co Inc 121,580 4,219
Ready Capital Corp 163,689 728
Redwood Trust Inc 128,712 799
Ryman Hospitality Properties Inc 58,179 5,117
Safehold Inc 44,413 699
Saul Centers Inc 11,738 384
SITE Centers Corp 45,831 543
SL Green Realty Corp 68,025 3,579
Summit Hotel Properties Inc 105,303 429
Sunstone Hotel Investors Inc 195,128 1,627
Tanger Inc 107,513 3,388
Terreno Realty Corp 96,912 5,459
Two Harbors Investment Corp 100,701 1,195
Uniti Group Inc 237,101 1,167
Universal Health Realty Income Trust 12,376 473
Urban Edge Properties 121,855 2,202
Veris Residential Inc 78,456 1,218
Whitestone REIT 43,287 564
Xenia Hotels & Resorts Inc 98,892 1,056
$ 103,413
Retail - 5 .06%
Academy Sports & Outdoors Inc 67,404 2,540
Advance Auto Parts Inc 57,637 1,886
American Eagle Outfitters Inc 169,791 1,788
Asbury Automotive Group Inc
(d)
19,025 4,150
BJ's Restaurants Inc
(d)
22,162 738
Bloomin' Brands Inc 73,341 588
Boot Barn Holdings Inc
(d)
29,715 3,100
Brinker International Inc
(d)
43,132 5,793
Buckle Inc/The 29,054 1,010
Caleres Inc 32,663 498
Cheesecake Factory Inc/The 45,608 2,297
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cracker Barrel Old Country Store Inc
(e)
21,620 $ 923
Dave & Buster's Entertainment Inc
(d)
29,917 574
Foot Locker Inc
(d)
80,182 984
Freshpet Inc
(d)
47,141 3,467
GMS Inc
(d)
37,701 2,762
Group 1 Automotive Inc 12,610 5,090
Guess? Inc 26,488 298
Jack in the Box Inc
(e)
18,315 477
Kohl's Corp
(e)
108,119 724
La-Z-Boy Inc 40,290 1,591
MarineMax Inc
(d)
19,408 416
National Vision Holdings Inc
(d)
76,487 945
Papa John's International Inc 31,705 1,095
Patrick Industries Inc 32,635 2,512
PC Connection Inc 12,001 744
PriceSmart Inc 24,100 2,446
Sally Beauty Holdings Inc
(d)
99,025 806
Shake Shack Inc
(d)
38,878 3,411
Shoe Carnival Inc 17,157 298
Signet Jewelers Ltd 42,243 2,505
Sonic Automotive Inc 14,206 863
Urban Outfitters Inc
(d)
54,673 2,886
Victoria's Secret & Co
(d)
76,363 1,436
$ 61,641
Savings & Loans - 1 .52%
Axos Financial Inc
(d)
52,686 3,345
Banc of California Inc 133,789 1,803
Berkshire Hills Bancorp Inc 44,295 1,100
Brookline Bancorp Inc 86,538 903
Capitol Federal Financial Inc 118,653 673
Northwest Bancshares Inc 123,845 1,529
Pacific Premier Bancorp Inc 93,671 1,905
Provident Financial Services Inc 126,740 2,075
WaFd Inc 79,209 2,260
WSFS Financial Corp 56,973 2,937
$ 18,530
Semiconductors - 2 .29%
Alpha & Omega Semiconductor Ltd
(d)
23,428 441
Axcelis Technologies Inc
(d)
31,573 1,546
CEVA Inc
(d)
22,949 602
Cohu Inc
(d)
45,274 724
Diodes Inc
(d)
45,003 1,728
FormFactor Inc
(d)
75,227 2,117
Impinj Inc
(d)
22,452 2,069
Kulicke & Soffa Industries Inc 51,850 1,671
MaxLinear Inc
(d)
74,804 747
Penguin Solutions Inc
(d)
51,760 884
Photronics Inc
(d)
61,516 1,124
Qorvo Inc
(d)
90,714 6,501
Semtech Corp
(d)
83,431 2,607
SiTime Corp
(d)
18,566 2,727
Ultra Clean Holdings Inc
(d)
43,766 819
Veeco Instruments Inc
(d)
56,270 1,052
Wolfspeed Inc
(d),(e)
151,099 536
$ 27,895
Software - 3 .42%
ACI Worldwide Inc
(d)
101,877 5,436
Adeia Inc 106,126 1,306
Agilysys Inc
(d)
21,805 1,621
BlackLine Inc
(d)
50,374 2,379
Box Inc
(d)
139,576 4,358
Clear Secure Inc 91,315 2,254
CSG Systems International Inc 26,815 1,612
Digi International Inc
(d)
35,839 975
DigitalOcean Holdings Inc
(d)
61,846 1,911
Donnelley Financial Solutions Inc
(d)
25,787 1,243
DoubleVerify Holdings Inc
(d)
136,373 1,808
LiveRamp Holdings Inc
(d)
63,872 1,671
N-able Inc/US
(d)
68,559 484

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
PDF Solutions Inc
(d)
30,127 $ 553
Privia Health Group Inc
(d)
100,236 2,354
Progress Software Corp 42,125 2,526
Schrodinger Inc/United States
(d)
53,822 1,380
Simulations Plus Inc 15,807 543
SPS Commerce Inc
(d)
36,857 5,289
Teradata Corp
(d)
92,949 1,998
$ 41,701
Telecommunications - 1 .83%
A10 Networks Inc 71,575 1,180
Calix Inc
(d)
57,327 2,345
Extreme Networks Inc
(d)
128,940 1,697
Gogo Inc
(d)
57,418 435
Harmonic Inc
(d)
113,690 1,021
InterDigital Inc 24,947 5,014
Lumen Technologies Inc
(d)
985,655 3,489
Shenandoah Telecommunications Co 44,547 496
Telephone and Data Systems Inc 94,719 3,551
Viasat Inc
(d)
82,771 767
Viavi Solutions Inc
(d)
215,754 2,283
$ 22,278
Textiles - 0 .21%
UniFirst Corp/MA 14,576 2,601
Transportation - 1 .31%
ArcBest Corp 22,618 1,324
Dorian LPG Ltd 35,338 757
Forward Air Corp
(d)
19,405 286
Heartland Express Inc 41,945 319
Hub Group Inc 59,003 1,864
International Seaways Inc 39,180 1,330
Marten Transport Ltd 56,178 721
Matson Inc 32,257 3,519
RXO Inc
(d)
137,327 1,935
Schneider National Inc 45,649 981
Werner Enterprises Inc 60,073 1,481
World Kinect Corp 56,409 1,415
$ 15,932
Trucking & Leasing - 0 .11%
Greenbrier Cos Inc/The 30,459 1,292
Water - 0 .71%
American States Water Co 36,712 2,978
California Water Service Group 57,765 2,926
Middlesex Water Co 17,342 1,094
SJW Group 29,393 1,668
$ 8,666
TOTAL COMMON STOCKS $ 1,177,510
Total Investments $ 1,220,630
Other Assets and Liabilities -  (0.12)% (1,484)
TOTAL NET ASSETS - 100.00% $ 1,219,146
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,756 or
0.39% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,488 or 0.37% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 22,194 $ 303,162 $ 284,208 $ 41,148
$ 22,194 $ 303,162 $ 284,208 $ 41,148
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 556 $ — $ — $ —
$ 556 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2025 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2025 Long 416 $ 40,972 $ (707)
Total $ (707)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .82 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .52%
iShares Russell 2000 Value ETF 176,680 $ 25,583
Money Market Funds - 4 .30%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
285,251 285
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
43,408,486 43,408
$ 43,693
TOTAL INVESTMENT COMPANIES $ 69,276
COMMON STOCKS - 93 .48 % Shares Held Value (000's)
Advertising - 0 .16%
Advantage Solutions Inc
(d)
8,201 $ 11
Boston Omaha Corp
(d),(e)
1,800 28
Clear Channel Outdoor Holdings Inc
(d)
23,710 23
National CineMedia Inc 88,771 509
Stagwell Inc
(d)
182,525 1,018
$ 1,589
Aerospace & Defense - 0 .23%
AAR Corp
(d)
2,178 116
AerSale Corp
(d)
126,644 883
Archer Aviation Inc
(d)
1,375 12
Astronics Corp
(d)
2,307 52
Bridger Aerospace Group Holdings Inc
(d)
642 1
Ducommun Inc
(d)
1,052 60
Intuitive Machines Inc
(d)
3,077 25
Kratos Defense & Security Solutions Inc
(d)
6,372 215
Mercury Systems Inc
(d)
4,029 201
National Presto Industries Inc 7,668 647
Redwire Corp
(d)
1,287 14
Triumph Group Inc
(d)
5,740 146
Virgin Galactic Holdings Inc
(d),(e)
1,668 5
$ 2,377
Agriculture - 0 .19%
Alico Inc 550 16
Andersons Inc/The 40,923 1,543
Dole PLC 5,902 90
Fresh Del Monte Produce Inc 2,619 89
Limoneira Co 1,205 18
Tejon Ranch Co
(d)
1,630 28
Turning Point Brands Inc 188 11
Universal Corp/VA 1,880 109
$ 1,904
Airlines - 0 .10%
Allegiant Travel Co 1,232 58
JetBlue Airways Corp
(d)
24,451 107
SkyWest Inc
(d)
3,069 274
Sun Country Airlines Holdings Inc
(d)
53,618 525
$ 964
Apparel - 1 .04%
Carter's Inc 25,700 849
Gildan Activewear Inc 131,145 6,049
Oxford Industries Inc 38,149 1,854
PVH Corp 13,400 924
Rocky Brands Inc 274 6
Steven Madden Ltd 42,700 897
Superior Group of Cos Inc 707 7
Weyco Group Inc 440 13
$ 10,599
Automobile Manufacturers - 0 .27%
Blue Bird Corp
(d)
28,400 990
Hyliion Holdings Corp
(d)
10,159 15
REV Group Inc 16,074 526
Wabash National Corp 177,259 1,225
$ 2,756
Automobile Parts & Equipment - 1 .49%
Adient PLC
(d)
155,712 1,970
Aeva Technologies Inc
(d)
1,684 12
American Axle & Manufacturing Holdings Inc
(d)
8,700 33
Aurora Innovation Inc
(d)
34,320 248
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Commercial Vehicle Group Inc
(d)
2,160 $ 2
Cooper-Standard Holdings Inc
(d)
1,308 19
Dana Inc 10,181 140
Douglas Dynamics Inc 62,226 1,492
Fox Factory Holding Corp
(d)
68,731 1,396
Gentex Corp 84,400 1,838
Goodyear Tire & Rubber Co/The
(d)
109,759 1,194
Holley Inc
(d)
1,332 3
indie Semiconductor Inc
(d),(e)
9,004 18
Lear Corp 22,300 1,912
Luminar Technologies Inc
(d),(e)
192 1
Methode Electronics Inc 227,066 1,424
Miller Industries Inc/TN 22,425 915
Phinia Inc 24,258 974
SES AI Corp
(d),(e)
8,670 8
Shyft Group Inc/The 2,310 20
Solid Power Inc
(d),(e)
11,987 13
Standard Motor Products Inc 1,652 45
Titan International Inc
(d)
3,774 28
Visteon Corp
(d)
17,900 1,417
$ 15,122
Banks - 16 .08%
1st Source Corp 32,975 1,976
ACNB Corp 668 28
Alerus Financial Corp 1,625 32
Amalgamated Financial Corp 1,417 40
Amerant Bancorp Inc 71,335 1,201
Ameris Bancorp 5,120 300
Ames National Corp 639 11
Arrow Financial Corp 20,460 502
Associated Banc-Corp 89,064 1,965
Atlantic Union Bankshares Corp 10,015 277
BancFirst Corp 1,357 160
Bancorp Inc/The
(d)
164 8
Bank First Corp 751 82
Bank of Hawaii Corp 3,047 201
Bank of Marin Bancorp 25,625 526
Bank of NT Butterfield & Son Ltd/The 3,473 140
Bank7 Corp 260 9
BankUnited Inc 63,722 2,084
Bankwell Financial Group Inc 499 17
Banner Corp 2,677 164
Bar Harbor Bankshares 1,146 34
BayCom Corp 17,272 449
BCB Bancorp Inc 1,156 9
Blue Foundry Bancorp
(d)
1,528 14
Bridgewater Bancshares Inc
(d)
52,239 804
Burke & Herbert Financial Services Corp 17,267 966
Business First Bancshares Inc 1,920 44
Byline Bancorp Inc 2,466 63
Cadence Bank 378,041 11,062
California BanCorp
(d)
34,705 485
Camden National Corp 29,386 1,132
Capital Bancorp Inc 17,212 543
Capital City Bank Group Inc 1,098 40
Carter Bankshares Inc
(d)
31,343 480
Cathay General Bancorp 27,464 1,145
Central Pacific Financial Corp 56,520 1,452
Chemung Financial Corp 223 10
ChoiceOne Financial Services Inc 645 18
Citizens & Northern Corp 1,152 22
Citizens Financial Services Inc 306 17
City Holding Co 1,037 120
Civista Bancshares Inc 22,587 509
CNB Financial Corp/PA 42,029 923
Coastal Financial Corp/WA
(d)
41 3
Colony Bankcorp Inc 1,282 20
Columbia Banking System Inc 55,600 1,247
Comerica Inc 210,725 11,326

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Community Financial System Inc 4,072 $ 222
Community Trust Bancorp Inc 21,824 1,069
Community West Bancshares 1,228 21
ConnectOne Bancorp Inc 81,265 1,831
Cullen/Frost Bankers Inc 105,690 12,310
Customers Bancorp Inc
(d)
2,312 116
CVB Financial Corp 10,310 191
Dime Community Bancshares Inc 34,325 881
Eagle Bancorp Inc 86,943 1,561
Eastern Bankshares Inc 15,024 224
Enterprise Bancorp Inc/MA 772 29
Enterprise Financial Services Corp 28,447 1,480
Equity Bancshares Inc 1,265 49
Esquire Financial Holdings Inc 66 5
Evans Bancorp Inc 11,900 458
Farmers & Merchants Bancorp Inc/Archbold OH 933 24
Farmers National Banc Corp 27,081 353
FB Financial Corp 2,771 118
Fidelity D&D Bancorp Inc 346 14
Financial Institutions Inc 57,479 1,459
First Bancorp Inc/The 780 19
First BanCorp/Puerto Rico 11,612 228
First Bancorp/Southern Pines NC 3,139 127
First Bank/Hamilton NJ 1,632 23
First Busey Corp 92,446 1,922
First Business Financial Services Inc 590 28
First Commonwealth Financial Corp 7,876 121
First Community Bankshares Inc 1,313 49
First Financial Bancorp 7,373 171
First Financial Corp 21,095 1,042
First Foundation Inc 273,312 1,372
First Hawaiian Inc 75,007 1,715
First Internet Bancorp 25,620 545
First Interstate BancSystem Inc 57,286 1,501
First Merchants Corp 21,446 764
First Mid Bancshares Inc 20,071 671
First of Long Island Corp/The 41,156 474
Five Star Bancorp 8,923 247
Fulton Financial Corp 14,137 236
FVCBankcorp Inc
(d)
1,213 14
German American Bancorp Inc 2,240 85
Glacier Bancorp Inc 8,848 361
Great Southern Bancorp Inc 18,075 994
Guaranty Bancshares Inc/TX 584 23
Hancock Whitney Corp 6,743 351
Hanmi Financial Corp 87,418 2,000
HarborOne Bancorp Inc 2,905 33
HBT Financial Inc 946 22
Heritage Commerce Corp 211,555 1,912
Heritage Financial Corp/WA 41,774 953
Hilltop Holdings Inc 65,608 1,938
Home BancShares Inc/AR 14,433 400
HomeStreet Inc
(d)
35,117 399
Hope Bancorp Inc 195,738 1,951
Horizon Bancorp Inc/IN 93,610 1,374
Independent Bank Corp 28,907 1,708
Independent Bank Corp/MI 1,595 49
International Bancshares Corp 4,188 256
Investar Holding Corp 632 12
John Marshall Bancorp Inc 911 16
Kearny Financial Corp/MD 223,042 1,397
Lakeland Financial Corp 1,828 102
LCNB Corp 933 14
LINKBANCORP Inc 1,611 11
Live Oak Bancshares Inc 48,691 1,273
Mercantile Bank Corp 23,522 995
Merchants Bancorp/IN 54,401 1,636
Metrocity Bankshares Inc 1,348 37
Metropolitan Bank Holding Corp
(d)
836 52
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Mid Penn Bancorp Inc
(e)
18,933 $ 550
Middlefield Banc Corp 562 15
Midland States Bancorp Inc 52,792 860
MidWestOne Financial Group Inc 33,125 918
MVB Financial Corp 835 14
National Bank Holdings Corp 2,897 105
National Bankshares Inc 395 10
NB Bancorp Inc
(d)
89,772 1,540
NBT Bancorp Inc 3,566 151
Nicolet Bankshares Inc 817 95
Northeast Bank 7,813 647
Northeast Community Bancorp Inc 910 21
Northrim BanCorp Inc 12,061 968
Norwood Financial Corp 606 15
Oak Valley Bancorp 496 13
OFG Bancorp 3,477 137
Old National Bancorp/IN 24,372 502
Old Second Bancorp Inc 3,448 54
Orange County Bancorp Inc 744 18
Origin Bancorp Inc 41,992 1,345
Orrstown Financial Services Inc 1,471 44
Park National Corp 1,116 167
Parke Bancorp Inc 764 14
Pathward Financial Inc 1,364 108
PCB Bancorp 794 16
Peapack-Gladstone Financial Corp 50,926 1,410
Peoples Bancorp Inc/OH 2,712 79
Peoples Bancorp of North Carolina Inc 341 9
Peoples Financial Services Corp 10,307 446
Pioneer Bancorp Inc/NY
(d)
770 9
Plumas Bancorp
(e)
399 18
Ponce Financial Group Inc
(d)
1,497 19
Preferred Bank/Los Angeles CA 23,647 1,889
Primis Financial Corp 1,616 13
Princeton Bancorp Inc 399 12
Prosperity Bancshares Inc 157,060 10,664
Provident Bancorp Inc
(d)
1,141 13
QCR Holdings Inc 1,287 84
RBB Bancorp 29,519 460
Red River Bancshares Inc 355 19
Renasant Corp 7,196 231
Republic Bancorp Inc/KY 656 44
S&T Bancorp Inc 2,989 109
Seacoast Banking Corp of Florida 6,565 156
ServisFirst Bancshares Inc 2,837 202
Shore Bancshares Inc 33,932 470
Sierra Bancorp 17,606 466
Simmons First National Corp 104,078 1,942
SmartFinancial Inc 1,263 38
South Plains Financial Inc 13,513 456
Southern First Bancshares Inc
(d)
597 21
Southern States Bancshares Inc 615 21
Southside Bancshares Inc 2,276 64
SouthState Corp 7,576 657
Stellar Bancorp Inc 3,858 96
Stock Yards Bancorp Inc 2,001 146
Texas Capital Bancshares Inc
(d)
3,611 246
Third Coast Bancshares Inc
(d)
881 26
Tompkins Financial Corp 17,903 1,067
Towne Bank/Portsmouth VA 19,189 632
TriCo Bancshares 37,614 1,451
Triumph Financial Inc
(d)
129 7
TrustCo Bank Corp NY 49,424 1,505
Trustmark Corp 4,755 160
UMB Financial Corp 5,281 499
United Bankshares Inc/WV 10,266 352
United Community Banks Inc/GA 9,265 256
Unity Bancorp Inc 511 21
Univest Financial Corp 52,388 1,548

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
USCB Financial Holdings Inc 558 $ 9
Valley National Bancorp 189,022 1,626
Veritex Holdings Inc 84,568 1,969
Virginia National Bankshares Corp 340 12
Walker & Dunlop Inc 700 54
Washington Trust Bancorp Inc 63,829 1,761
WesBanco Inc 69,250 2,062
West BanCorp Inc 1,249 24
Westamerica BanCorp 2,022 98
Western Alliance Bancorp 171,495 11,955
Zions Bancorp NA 238,600 10,730
$ 163,358
Beverages - 0 .08%
BRC Inc
(d)
307 1
MGP Ingredients Inc 12,300 362
Primo Brands Corp 13,585 444
$ 807
Biotechnology - 0 .44%
2seventy bio Inc
(d)
3,785 19
4D Molecular Therapeutics Inc
(d)
1,142 4
89bio Inc
(d)
8,728 70
Absci Corp
(d),(e)
1,422 4
Achieve Life Sciences Inc
(d)
709 2
Acrivon Therapeutics Inc
(d),(e)
699 1
Acumen Pharmaceuticals Inc
(d)
2,483 3
ADC Therapeutics SA
(d)
1,933 3
Adverum Biotechnologies Inc
(d),(e)
1,341 4
Agenus Inc
(d)
1,577 5
Akero Therapeutics Inc
(d)
4,805 219
Aldeyra Therapeutics Inc
(d)
2,965 8
Allogene Therapeutics Inc
(d)
9,941 17
Altimmune Inc
(d),(e)
2,358 12
Alto Neuroscience Inc
(d)
499 1
Alumis Inc
(d),(e)
626 3
Anavex Life Sciences Corp
(d),(e)
4,431 42
ANI Pharmaceuticals Inc
(d)
13,500 956
Annexon Inc
(d)
7,111 13
Applied Therapeutics Inc
(d)
2,369 1
Arbutus Biopharma Corp
(d)
627 2
Arcturus Therapeutics Holdings Inc
(d)
176 2
ArriVent Biopharma Inc
(d)
859 18
Artiva Biotherapeutics Inc
(d)
411 1
Astria Therapeutics Inc
(d)
446 2
Atea Pharmaceuticals Inc
(d)
5,619 17
Atossa Therapeutics Inc
(d)
6,741 6
Aura Biosciences Inc
(d)
3,592 21
Aurinia Pharmaceuticals Inc
(d)
2,786 23
Beam Therapeutics Inc
(d)
7,106 142
Bicara Therapeutics Inc
(d),(e)
651 9
BioAge Labs Inc
(d),(e)
339 1
Black Diamond Therapeutics Inc
(d),(e)
895 2
Bluebird Bio Inc
(d)
565 2
Boundless Bio Inc
(d)
300 1
Bridgebio Pharma Inc
(d)
4,141 159
C4 Therapeutics Inc
(d)
4,117 7
Cabaletta Bio Inc
(d)
2,245 3
CAMP4 Therapeutics Corp
(d)
193 —
Capricor Therapeutics Inc
(d),(e)
358 5
Cardiff Oncology Inc
(d)
2,378 6
Cargo Therapeutics Inc
(d)
2,094 10
Caribou Biosciences Inc
(d),(e)
5,630 5
Cartesian Therapeutics Inc - Contingent Value
Rights
(d),(f)
12,004 2
Celcuity Inc
(d)
139 2
Celldex Therapeutics Inc
(d)
920 19
Century Therapeutics Inc
(d)
2,560 1
CG oncology Inc
(d)
1,619 44
Chinook Therapeutics Inc - Contingent Value
Rights
(d),(f)
4,587 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Cibus Inc
(d),(e)
1,173 $ 3
Climb Bio Inc
(d)
1,639 2
Cogent Biosciences Inc
(d)
449 2
Compass Therapeutics Inc
(d)
7,898 15
Conduit Pharmaceuticals Inc
(d)
13 —
Contineum Therapeutics Inc
(d)
266 1
Cullinan Therapeutics Inc
(d)
303 2
Cytek Biosciences Inc
(d)
9,159 34
Cytokinetics Inc
(d)
8,052 345
Day One Biopharmaceuticals Inc
(d)
285 2
Denali Therapeutics Inc
(d)
4,180 70
Design Therapeutics Inc
(d)
2,431 12
Dianthus Therapeutics Inc
(d),(e)
1,747 38
Disc Medicine Inc
(d)
1,574 78
Dynavax Technologies Corp
(d)
1,897 22
Editas Medicine Inc
(d)
6,035 10
Elevation Oncology Inc
(d)
2,010 1
Entrada Therapeutics Inc
(d)
1,798 16
Erasca Inc
(d)
14,234 21
Esperion Therapeutics Inc
(d)
10,654 11
EyePoint Pharmaceuticals Inc
(d)
2,584 18
Fate Therapeutics Inc
(d)
7,753 10
Generation Bio Co
(d)
2,926 1
Geron Corp
(d)
13,925 20
Harvard Bioscience Inc
(d)
1,580 1
HilleVax Inc
(d)
1,757 3
IGM Biosciences Inc
(d)
88 —
ImmunityBio Inc
(d),(e)
2,267 6
Inhibrx Biosciences Inc
(d)
318 4
Innoviva Inc
(d)
3,983 74
Inovio Pharmaceuticals Inc
(d)
2,391 5
Inozyme Pharma Inc
(d)
4,277 5
Intellia Therapeutics Inc
(d)
7,968 71
Invivyd Inc
(d)
5,291 3
iTeos Therapeutics Inc
(d)
2,060 15
Kodiak Sciences Inc
(d)
2,262 10
Korro Bio Inc
(d),(e)
320 6
Kyverna Therapeutics Inc
(d)
463 1
LENZ Therapeutics Inc
(d)
1,004 29
Lexeo Therapeutics Inc
(d)
86 —
Lexicon Pharmaceuticals Inc
(d),(e)
4,486 3
Ligand Pharmaceuticals Inc
(d)
1,388 152
Lyra Therapeutics Inc
(d)
5,004 1
MacroGenics Inc
(d)
618 1
MBX Biosciences Inc
(d),(e)
316 3
MeiraGTx Holdings plc
(d)
986 7
Mersana Therapeutics Inc
(d)
3,200 1
Metagenomi Inc
(d),(e)
694 1
Metsera Inc
(d),(e)
520 13
Mineralys Therapeutics Inc
(d)
1,733 25
Monte Rosa Therapeutics Inc
(d)
3,007 15
Myriad Genetics Inc
(d)
7,027 52
Nektar Therapeutics
(d)
13,826 11
NeoGenomics Inc
(d)
9,234 59
Nkarta Inc
(d)
3,622 8
Novavax Inc
(d),(e)
2,698 18
Nurix Therapeutics Inc
(d)
1,805 21
Nuvation Bio Inc
(d)
14,133 32
Olema Pharmaceuticals Inc
(d)
2,129 11
Omeros Corp
(d)
2,854 21
OmniAb Operations Inc
(d)
476 —
OmniAb Operations Inc
(d)
476 —
Organogenesis Holdings Inc
(d)
4,491 22
PepGen Inc
(d),(e)
175 —
Perspective Therapeutics Inc
(d)
596 1
Phathom Pharmaceuticals Inc
(d)
2,276 10
Pliant Therapeutics Inc
(d)
3,693 6
Precigen Inc
(d)
9,612 15
Prelude Therapeutics Inc
(d)
925 1

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
ProKidney Corp
(d)
1,330 $ 1
Prothena Corp PLC
(d)
1,288 12
PTC Therapeutics Inc
(d)
1,434 71
Puma Biotechnology Inc
(d)
1,759 6
Pyxis Oncology Inc
(d)
2,913 3
Q32 Bio Inc
(d),(e)
330 1
Rapport Therapeutics Inc
(d)
486 6
RAPT Therapeutics Inc
(d)
1,570 1
REGENXBIO Inc
(d)
3,643 35
Relay Therapeutics Inc
(d)
9,812 33
Renovaro Inc
(d)
2,726 1
Replimune Group Inc
(d)
5,365 52
Revolution Medicines Inc
(d)
4,590 185
Rigel Pharmaceuticals Inc
(d)
304 6
Sage Therapeutics Inc
(d)
4,138 30
Savara Inc
(d)
1,473 5
Scholar Rock Holding Corp
(d)
622 20
Scilex Holding Co
(d)
91 —
Septerna Inc
(d),(e)
574 4
Shattuck Labs Inc
(d)
902 1
Solid Biosciences Inc
(d)
1,332 4
Summit Therapeutics Inc
(d),(e)
377 9
Sutro Biopharma Inc
(d)
5,250 5
Tenaya Therapeutics Inc
(d)
2,089 1
Terns Pharmaceuticals Inc
(d)
4,848 16
Tevogen Bio Holdings Inc
(d)
609 1
Theravance Biopharma Inc
(d)
2,845 28
Third Harmonic Bio Inc
(d),(e)
1,395 7
Tourmaline Bio Inc
(d)
1,751 30
Travere Therapeutics Inc
(d)
6,574 137
TScan Therapeutics Inc
(d)
700 1
Upstream Bio Inc
(d)
503 5
UroGen Pharma Ltd
(d),(e)
563 7
Ventyx Biosciences Inc
(d)
4,261 6
Veracyte Inc
(d)
6,034 184
Veru Inc
(d)
2,024 1
Verve Therapeutics Inc
(d)
5,471 31
Vir Biotechnology Inc
(d)
7,037 43
Viridian Therapeutics Inc
(d)
1,537 21
WaVe Life Sciences Ltd
(d)
937 7
Werewolf Therapeutics Inc
(d)
1,596 1
XBiotech Inc
(d)
1,285 4
Xencor Inc
(d)
2,757 30
XOMA Royalty Corp
(d)
193 5
Zenas Biopharma Inc
(d),(e)
431 5
Zentalis Pharmaceuticals Inc
(d)
3,783 5
Zevra Therapeutics Inc
(d)
1,961 14
Zymeworks Inc
(d)
4,301 56
$ 4,515
Building Materials - 2 .06%
AAON Inc 75,560 6,896
American Woodmark Corp
(d)
25,214 1,488
Apogee Enterprises Inc 32,354 1,284
Armstrong World Industries Inc 9,900 1,436
Aspen Aerogels Inc
(d)
3,506 19
Boise Cascade Co 1,558 145
Caesarstone Ltd
(d)
1,334 3
Eagle Materials Inc 28,275 6,401
Gibraltar Industries Inc
(d)
1,260 67
JELD-WEN Holding Inc
(d)
250,778 1,385
Knife River Corp
(d)
14,800 1,382
LSI Industries Inc 629 9
Masterbrand Inc
(d)
9,837 119
Northwest Pipe Co
(d)
631 27
SmartRent Inc
(d)
14,121 13
UFP Industries Inc 2,013 199
$ 20,873
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2 .65%
AdvanSix Inc 44,726 $ 958
American Vanguard Corp 85,623 361
Avient Corp 6,996 233
Cabot Corp 10,800 848
Codexis Inc
(d)
5,540 13
Danimer Scientific Inc - Warrants
(d)
3,340 —
Ecovyst Inc
(d)
291,164 1,741
Element Solutions Inc 501,725 10,240
Hawkins Inc 55,840 6,800
HB Fuller Co 3,065 166
Huntsman Corp 100,400 1,336
Ingevity Corp
(d)
24,200 798
Innospec Inc 11,568 1,035
Intrepid Potash Inc
(d)
846 28
Koppers Holdings Inc 1,576 40
Kronos Worldwide Inc 1,585 12
Mativ Holdings Inc 3,931 20
Minerals Technologies Inc 2,475 128
Oil-Dri Corp of America 592 25
Olin Corp 80,900 1,749
Perimeter Solutions Inc
(d)
10,415 106
Rayonier Advanced Materials Inc
(d)
4,958 21
Rogers Corp
(d)
1,473 91
Sensient Technologies Corp 169 16
Stepan Co 1,500 76
Tronox Holdings PLC 9,327 51
Valhi Inc 127 2
$ 26,894
Coal - 0 .07%
Core Natural Resources Inc 4,072 294
Hallador Energy Co
(d)
1,922 27
NACCO Industries Inc 315 11
Peabody Energy Corp 9,527 118
SunCoke Energy Inc 6,548 59
Warrior Met Coal Inc 4,035 193
$ 702
Commercial Services - 4 .99%
ABM Industries Inc 33,534 1,635
Acacia Research Corp
(d)
2,423 7
Adtalem Global Education Inc
(d)
7,170 762
Alight Inc 32,616 167
American Public Education Inc
(d)
1,136 27
Barrett Business Services Inc 149 6
BrightView Holdings Inc
(d)
4,677 64
Brink's Co/The 21,800 1,945
Carriage Services Inc 260 10
Cass Information Systems Inc 24,628 1,003
Chegg Inc
(d)
6,458 5
Cimpress PLC
(d)
418 18
CompoSecure Inc 226 2
CoreCivic Inc
(d)
8,493 192
Cross Country Healthcare Inc
(d)
2,475 34
Custom Truck One Source Inc
(d)
1,080 4
Deluxe Corp 3,497 51
Distribution Solutions Group Inc
(d)
87 2
DLH Holdings Corp
(d)
383 2
Emerald Holding Inc
(e)
134,932 530
Ennis Inc 27,608 496
Euronet Worldwide Inc
(d)
18,600 1,843
European Wax Center Inc
(d)
175 1
First Advantage Corp
(d)
1,874 26
Forrester Research Inc
(d)
39,352 368
Franklin Covey Co
(d)
21,800 443
GEO Group Inc/The
(d)
9,859 308
Graham Holdings Co 248 228
Green Dot Corp
(d)
4,203 35
GXO Logistics Inc
(d)
148,270 5,373
Hackett Group Inc/The 155 4
Healthcare Services Group Inc
(d)
199,071 2,829

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Heidrick & Struggles International Inc 36,278 $ 1,416
Hertz Global Holdings Inc
(d),(e)
9,505 65
HireQuest Inc 109 1
Huron Consulting Group Inc
(d)
6,200 836
Information Services Group Inc 2,360 9
Insperity Inc 22,200 1,443
John Wiley & Sons Inc 1,468 64
Kelly Services Inc 2,358 27
Kforce Inc 37,400 1,429
KinderCare Learning Cos Inc
(d)
1,005 12
Korn Ferry 31,741 1,958
Laureate Education Inc
(d)
70,704 1,419
Lifecore Biomedical Inc
(d),(e)
1,952 13
Lincoln Educational Services Corp
(d)
1,992 34
ManpowerGroup Inc 42,800 1,843
MarketWise Inc 115 2
Marqeta Inc
(d)
4,932 21
Matthews International Corp 2,355 48
Medifast Inc
(d)
834 11
Mister Car Wash Inc
(d)
818 6
Monro Inc 2,263 32
National Research Corp 41,300 469
Payoneer Global Inc
(d)
4,997 35
Paysafe Ltd
(d)
2,566 39
Perdoceo Education Corp 5,119 129
Performant Healthcare Inc
(d)
1,496 4
PROG Holdings Inc 2,695 71
Quad/Graphics Inc 757 4
Repay Holdings Corp
(d)
6,545 26
Resources Connection Inc 241,513 1,385
Sezzle Inc
(d),(e)
108 6
SoundThinking Inc
(d)
113 2
StoneCo Ltd
(d)
10,693 150
Strategic Education Inc 1,738 142
TriNet Group Inc 75,785 5,936
TrueBlue Inc
(d)
183,456 796
Valvoline Inc
(d)
304,915 10,446
WEX Inc
(d)
14,300 1,864
Willdan Group Inc
(d)
1,005 39
$ 50,652
Computers - 0 .65%
3D Systems Corp
(d)
9,430 17
ASGN Inc
(d)
31,618 1,593
Cantaloupe Inc
(d)
177 1
Conduent Inc
(d)
12,057 25
Corsair Gaming Inc
(d)
2,724 19
Crane NXT Co 38,100 1,788
Cricut Inc 620 3
Diebold Nixdorf Inc
(d)
1,991 88
D-Wave Quantum Inc
(d),(e)
6,523 45
Everspin Technologies Inc
(d)
313 2
Grid Dynamics Holdings Inc
(d)
1,085 15
Integral Ad Science Holding Corp
(d)
4,874 34
Maximus Inc 26,000 1,741
NCR Voyix Corp
(d)
869 7
NetScout Systems Inc
(d)
5,380 113
OneSpan Inc 239 4
PAR Technology Corp
(d)
134 8
Rekor Systems Inc
(d),(e)
838 1
Rigetti Computing Inc
(d),(e)
14,712 131
Rimini Street Inc
(d),(e)
3,118 11
Science Applications International Corp 7,300 884
Telos Corp
(d)
3,857 11
TTEC Holdings Inc
(d),(e)
1,158 5
Unisys Corp
(d)
4,795 19
V2X Inc
(d)
1,306 65
$ 6,630
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .21%
ACCO Brands Corp 7,031 $ 27
Central Garden & Pet Co
(d),(e)
25,552 858
Central Garden & Pet Co - A Shares
(d)
3,321 98
Helen of Troy Ltd
(d)
40,365 1,124
Quanex Building Products Corp 3,709 61
$ 2,168
Cosmetics & Personal Care - 0 .19%
Edgewell Personal Care Co 33,119 1,012
Honest Co Inc/The
(d)
3,549 17
Interparfums Inc 5,400 590
Olaplex Holdings Inc
(d)
10,097 13
Prestige Consumer Healthcare Inc
(d)
3,837 312
Waldencast plc
(d),(e)
1,601 4
$ 1,948
Distribution & Wholesale - 2 .25%
A-Mark Precious Metals Inc 1,372 33
EVI Industries Inc 82 1
G-III Apparel Group Ltd
(d)
38,687 976
Global Industrial Co 65,961 1,694
H&E Equipment Services Inc 199 18
Hudson Technologies Inc
(d)
2,784 19
MRC Global Inc
(d)
6,630 77
OPENLANE Inc
(d)
8,267 153
Resideo Technologies Inc
(d)
128,862 2,163
Rush Enterprises Inc - Class A 163,286 8,326
Rush Enterprises Inc - Class B 703 41
ScanSource Inc
(d)
56,334 1,858
ThredUp Inc
(d)
4,834 22
Titan Machinery Inc
(d)
109,457 1,815
VSE Corp 1,146 131
WESCO International Inc 33,610 5,477
$ 22,804
Diversified Financial Services - 3 .05%
AlTi Global Inc
(d)
2,357 8
Artisan Partners Asset Management Inc 306,200 11,323
Atlanticus Holdings Corp
(d)
390 21
BGC Group Inc 27,626 250
Bread Financial Holdings Inc 43,672 2,072
Brookfield Business Corp 2,064 54
Burford Capital Ltd 15,596 212
Columbia Financial Inc
(d)
1,966 26
Consumer Portfolio Services Inc
(d)
535 5
Diamond Hill Investment Group Inc 6,533 823
Enact Holdings Inc 51,738 1,852
Encore Capital Group Inc
(d)
1,833 63
Enova International Inc
(d)
1,975 181
Federal Agricultural Mortgage Corp 81 14
Federated Hermes Inc 45,300 1,840
First Western Financial Inc
(d)
423 9
Forge Global Holdings Inc
(d),(e)
499 7
GCM Grosvenor Inc 375 5
International Money Express Inc
(d)
105,900 1,315
LendingClub Corp
(d)
8,706 85
LendingTree Inc
(d)
49 3
Medallion Financial Corp 1,346 12
Mr Cooper Group Inc
(d)
3,099 369
Navient Corp 156,368 1,936
Nelnet Inc 1,102 117
Onity Group Inc
(d)
498 19
Pagseguro Digital Ltd
(d)
6,865 69
PennyMac Financial Services Inc 932 91
PRA Group Inc
(d)
3,083 56
Radian Group Inc 73,063 2,333
Regional Management Corp 534 18
Resolute Holdings Management Inc
(d),(e)
18 —
Silvercrest Asset Management Group Inc 692 11
SLM Corp 70,900 2,050
StoneX Group Inc
(d)
3,070 272
SWK Holdings Corp 231 3

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Velocity Financial Inc
(d)
655 $ 12
Virtus Investment Partners Inc 10,886 1,672
Western Union Co/The 182,300 1,807
World Acceptance Corp
(d)
19 2
$ 31,017
Electric - 1 .38%
ALLETE Inc 4,499 295
Ameresco Inc
(d)
1,661 18
Avista Corp 48,336 2,005
Black Hills Corp 34,990 2,130
Genie Energy Ltd 519 8
Hawaiian Electric Industries Inc
(d)
13,536 142
MGE Energy Inc 1,616 146
Northwestern Energy Group Inc 35,495 2,067
Ormat Technologies Inc 4,491 326
Otter Tail Corp 18,372 1,459
Portland General Electric Co 52,681 2,218
TXNM Energy Inc 40,014 2,129
Unitil Corp 19,154 1,123
$ 14,066
Electrical Components & Equipment - 0 .27%
Belden Inc 6,064 625
ChargePoint Holdings Inc
(d)
13,978 9
Energizer Holdings Inc 32,500 879
EnerSys 234 20
Insteel Industries Inc 33,856 1,148
nLight Inc
(d)
3,402 26
Ultralife Corp
(d)
463 2
$ 2,709
Electronics - 3 .17%
Allient Inc 999 21
Applied Optoelectronics Inc
(d)
3,387 43
Arrow Electronics Inc
(d)
12,500 1,392
Atkore Inc 22,300 1,424
Atmus Filtration Technologies Inc 39,800 1,380
Avnet Inc 27,300 1,283
Bel Fuse Inc - A Shares 115 7
Bel Fuse Inc - B Shares 801 53
Benchmark Electronics Inc 2,801 91
Brady Corp 7,000 492
Celestica Inc
(d)
70,730 6,037
Coherent Corp
(d)
113,660 7,311
CTS Corp 486 19
ESCO Technologies Inc 1,023 160
FARO Technologies Inc
(d)
1,511 44
GoPro Inc
(d)
8,781 5
Itron Inc
(d)
10,336 1,150
Kimball Electronics Inc
(d)
68,297 979
Knowles Corp
(d)
6,795 107
Mesa Laboratories Inc 260 30
MicroVision Inc
(d),(e)
6,444 7
Mirion Technologies Inc
(d)
13,994 221
NEXTracker Inc
(d)
49,698 2,019
OSI Systems Inc
(d)
5,169 1,058
Plexus Corp
(d)
12,056 1,476
Sanmina Corp
(d)
16,173 1,242
Sensata Technologies Holding PLC 67,900 1,453
Standard BioTools Inc
(d)
16,648 19
Stoneridge Inc
(d)
1,751 7
TTM Technologies Inc
(d)
7,864 157
Turtle Beach Corp
(d)
415 5
Vicor Corp
(d)
770 31
Vishay Intertechnology Inc 125,491 1,630
Vontier Corp 27,200 865
$ 32,218
Energy - Alternate Sources - 0 .20%
Aemetis Inc
(d),(e)
2,144 3
Energy Vault Holdings Inc
(d)
7,164 5
FuelCell Energy Inc
(d),(e)
1,194 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources (continued)
FutureFuel Corp 1,784 $ 7
Green Plains Inc
(d)
4,640 17
Plug Power Inc
(d),(e)
59,052 52
REX American Resources Corp
(d)
46,016 1,828
SolarMax Technology Inc
(d)
1,118 1
Stem Inc
(d)
11,021 6
Sunnova Energy International Inc
(d)
6,965 1
Sunrun Inc
(d)
17,200 118
T1 Energy Inc
(d)
7,671 9
TPI Composites Inc
(d),(e)
2,971 3
$ 2,055
Engineering & Construction - 0 .34%
908 Devices Inc
(d),(e)
1,448 8
Arcosa Inc 3,759 301
Concrete Pumping Holdings Inc 1,629 10
Fluor Corp
(d)
55,140 1,924
Granite Construction Inc 617 50
Great Lakes Dredge & Dock Corp
(d)
5,217 48
Latham Group Inc
(d)
2,950 16
Mistras Group Inc
(d)
1,624 15
NV5 Global Inc
(d)
3,684 68
Orion Group Holdings Inc
(d)
2,243 14
Primoris Services Corp 302 18
Southland Holdings Inc
(d)
703 2
Tutor Perini Corp
(d)
43,529 934
$ 3,408
Entertainment - 1 .79%
Accel Entertainment Inc
(d)
116,400 1,199
AMC Entertainment Holdings Inc
(d)
31,423 84
Cinemark Holdings Inc 1,815 54
Everi Holdings Inc
(d)
2,927 41
Golden Entertainment Inc 1,529 39
International Game Technology PLC 114,040 1,870
Lions Gate Entertainment Corp - A shares
(d),(e)
4,657 41
Lions Gate Entertainment Corp - B shares
(d)
9,810 78
Madison Square Garden Entertainment Corp
(d)
2,811 91
Marriott Vacations Worldwide Corp 31,500 1,727
Monarch Casino & Resort Inc 17,400 1,361
RCI Hospitality Holdings Inc 309 12
Red Rock Resorts Inc 228,282 9,748
Reservoir Media Inc
(d)
1,405 11
Six Flags Entertainment Corp 1,865 64
United Parks & Resorts Inc
(d)
39,725 1,734
Webtoon Entertainment Inc
(d),(e)
544 5
$ 18,159
Environmental Control - 0 .62%
Arq Inc
(d)
1,734 7
Clean Harbors Inc
(d)
28,975 6,199
Enviri Corp
(d)
6,140 42
Pure Cycle Corp
(d)
1,512 15
PureCycle Technologies Inc
(d),(e)
7,874 53
$ 6,316
Food - 0 .47%
B&G Foods Inc 6,109 42
Calavo Growers Inc 1,109 31
Cal-Maine Foods Inc 3,207 299
Hain Celestial Group Inc/The
(d)
289,532 880
HF Foods Group Inc
(d)
3,118 12
Ingles Markets Inc 1,140 70
John B Sanfilippo & Son Inc 20,400 1,352
Mission Produce Inc
(d)
2,941 31
Nathan's Famous Inc 27 3
Natural Grocers by Vitamin Cottage Inc 568 28
Seneca Foods Corp - Class A
(d)
349 31
SpartanNash Co 2,654 53
TreeHouse Foods Inc
(d)
3,658 85
United Natural Foods Inc
(d)
4,605 123
Utz Brands Inc 1,623 22
Village Super Market Inc 646 24

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Weis Markets Inc 1,275 $ 110
WK Kellogg Co 89,600 1,606
$ 4,802
Forest Products & Paper - 0 .10%
Sylvamo Corp 16,328 974
Gas - 2 .20%
Brookfield Infrastructure Corp 9,319 349
Chesapeake Utilities Corp 1,752 231
MDU Resources Group Inc 108,300 1,856
New Jersey Resources Corp 7,747 379
Northwest Natural Holding Co 138,445 5,968
ONE Gas Inc 4,383 344
RGC Resources Inc 601 13
Southwest Gas Holdings Inc 29,439 2,125
Spire Inc 145,023 11,100
$ 22,365
Hand & Machine Tools - 0 .80%
Kennametal Inc 63,352 1,234
Lincoln Electric Holdings Inc 38,760 6,830
Luxfer Holdings PLC 2,070 22
$ 8,086
Healthcare - Products - 2 .51%
Accuray Inc
(d)
513 1
Adaptive Biotechnologies Corp
(d)
9,110 67
AngioDynamics Inc
(d)
2,938 27
Anteris Technologies Global Corp
(d),(e)
580 3
Artivion Inc
(d)
690 16
AtriCure Inc
(d)
1,281 38
Avanos Medical Inc
(d)
3,584 45
Beta Bionics Inc
(d),(e)
285 3
BioLife Solutions Inc
(d)
245 6
Bioventus Inc
(d)
1,900 14
Bruker Corp 138,595 5,552
CareDx Inc
(d)
3,157 53
Castle Biosciences Inc
(d)
1,411 28
Ceribell Inc
(d)
258 4
Embecta Corp 4,133 50
Envista Holdings Corp
(d)
57,500 925
Fractyl Health Inc
(d)
937 1
Globus Medical Inc
(d)
95,965 6,887
ICU Medical Inc
(d)
1,661 227
Inmode Ltd
(d)
120,398 1,697
Inogen Inc
(d)
1,863 13
Integer Holdings Corp
(d)
51,168 6,463
Integra LifeSciences Holdings Corp
(d)
5,295 87
LivaNova PLC
(d)
51,708 1,913
MaxCyte Inc
(d)
8,195 23
MiMedx Group Inc
(d)
4,813 33
Nautilus Biotechnology Inc
(d)
3,140 2
Neogen Corp
(d)
17,086 86
OmniAb Inc
(d)
6,131 11
Omnicell Inc
(d)
3,535 111
OraSure Technologies Inc
(d)
5,256 16
Orchestra BioMed Holdings Inc
(d)
905 3
Orthofix Medical Inc
(d)
2,717 38
OrthoPediatrics Corp
(d)
1,280 27
Pacific Biosciences of California Inc
(d),(e)
21,185 24
Quanterix Corp
(d)
2,252 13
Quantum-Si Inc
(d),(e)
7,948 9
SI-BONE Inc
(d)
519 7
Stereotaxis Inc
(d)
228 1
Surmodics Inc
(d)
359 10
Tactile Systems Technology Inc
(d)
1,850 26
Utah Medical Products Inc 16,543 857
Varex Imaging Corp
(d)
3,049 25
Zimvie Inc
(d)
1,993 18
$ 25,460
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .14%
Acadia Healthcare Co Inc
(d)
79,500 $ 1,860
Addus HomeCare Corp
(d)
816 85
Ardent Health Partners Inc
(d)
488 6
Astrana Health Inc
(d)
43,400 1,353
Aveanna Healthcare Holdings Inc
(d),(e)
1,047 5
Blade Air Mobility Inc
(d)
4,278 11
Brookdale Senior Living Inc
(d)
2,119 14
Community Health Systems Inc
(d)
4,177 11
Concentra Group Holdings Parent Inc 67,292 1,464
DocGo Inc
(d)
6,050 14
Enhabit Inc
(d)
3,478 28
Fulgent Genetics Inc
(d)
1,628 28
GeneDx Holdings Corp
(d)
863 58
HealthEquity Inc
(d)
56,750 4,865
Innovage Holding Corp
(d)
687 2
LifeStance Health Group Inc
(d)
5,965 39
ModivCare Inc
(d),(e)
294 —
Nano-X Imaging Ltd
(d),(e)
278 1
National HealthCare Corp 968 92
OPKO Health Inc
(d)
24,855 34
Pediatrix Medical Group Inc
(d)
6,730 87
Quipt Home Medical Corp
(d)
2,208 5
Select Medical Holdings Corp 72,811 1,328
Sonida Senior Living Inc
(d)
108 3
Surgery Partners Inc
(d)
5,988 131
Teladoc Health Inc
(d)
11,395 82
$ 11,606
Home Builders - 2 .64%
Beazer Homes USA Inc
(d)
24,117 471
Century Communities Inc 16,136 880
Champion Homes Inc
(d)
57,835 5,003
Forestar Group Inc
(d)
1,299 25
Green Brick Partners Inc
(d)
19,466 1,148
Hovnanian Enterprises Inc
(d)
375 36
Installed Building Products Inc 72,100 11,956
KB Home 23,892 1,291
Landsea Homes Corp
(d)
1,963 12
LGI Homes Inc
(d)
16,705 912
M/I Homes Inc
(d)
11,257 1,201
Meritage Homes Corp 5,565 379
Taylor Morrison Home Corp
(d)
7,948 456
Thor Industries Inc 18,900 1,369
Tri Pointe Homes Inc
(d)
52,481 1,614
United Homes Group Inc
(d)
211 1
Winnebago Industries Inc 2,197 70
$ 26,824
Home Furnishings - 0 .32%
Arhaus Inc
(d)
406 3
Daktronics Inc
(d)
2,750 35
Ethan Allen Interiors Inc 1,815 52
Flexsteel Industries Inc 319 11
Hamilton Beach Brands Holding Co 559 11
Hooker Furnishings Corp 681 6
iRobot Corp
(d)
2,102 5
Leggett & Platt Inc 123,800 1,191
Lovesac Co/The
(d)
517 10
MillerKnoll Inc 115,829 1,899
Purple Innovation Inc
(d)
3,968 3
Sleep Number Corp
(d)
1,669 13
Sonos Inc
(d)
868 8
Traeger Inc
(d)
2,024 3
Xperi Inc
(d)
3,467 26
$ 3,276
Housewares - 0 .00%
Lifetime Brands Inc 801 3
Insurance - 6 .02%
Ambac Financial Group Inc
(d)
117,525 938
American Coastal Insurance Corp 996 11
AMERISAFE Inc 858 40

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Assured Guaranty Ltd 11,200 $ 983
Bowhead Specialty Holdings Inc
(d)
933 38
CNO Financial Group Inc 53,093 2,015
Donegal Group Inc 1,218 24
Employers Holdings Inc 31,795 1,545
Enstar Group Ltd
(d)
982 328
Essent Group Ltd 39,606 2,254
F&G Annuities & Life Inc 51,863 1,805
Fidelis Insurance Holdings Ltd 3,882 63
First American Financial Corp 192,140 11,684
Genworth Financial Inc
(d)
32,921 226
GoHealth Inc
(d)
315 3
Greenlight Capital Re Ltd
(d)
2,104 28
Hamilton Insurance Group Ltd
(d)
3,260 60
Hanover Insurance Group Inc/The 68,490 11,377
Heritage Insurance Holdings Inc
(d)
1,739 33
Hippo Holdings Inc
(d)
1,499 35
Horace Mann Educators Corp 47,185 1,960
Investors Title Co 93 22
Jackson Financial Inc 5,686 443
James River Group Holdings Ltd 2,730 13
Kemper Corp 30,400 1,797
Lemonade Inc
(d),(e)
715 21
Lincoln National Corp 32,800 1,045
Maiden Holdings Ltd
(d)
5,671 8
MBIA Inc
(d)
3,250 15
Mercury General Corp 9,935 551
MGIC Investment Corp 62,300 1,552
NI Holdings Inc
(d)
568 7
NMI Holdings Inc
(d)
57,328 2,074
ProAssurance Corp
(d)
3,965 92
Roadzen Inc
(d)
2,271 2
Safety Insurance Group Inc 1,155 88
Selective Insurance Group Inc 158,613 13,836
Selectquote Inc
(d)
10,522 33
SiriusPoint Ltd
(d)
6,671 112
Skyward Specialty Insurance Group Inc
(d)
2,198 117
Stewart Information Services Corp 21,396 1,401
Tiptree Inc 1,484 33
United Fire Group Inc 21,678 599
Universal Insurance Holdings Inc 1,474 36
White Mountains Insurance Group Ltd 1,040 1,838
$ 61,185
Internet - 0 .37%
1-800-Flowers.com Inc
(d),(e)
1,234 7
1stdibs.com Inc
(d)
1,277 3
aka Brands Holding Corp
(d)
44 —
BARK Inc
(d)
9,456 11
Beyond Inc
(d)
3,322 13
Bumble Inc
(d)
5,782 24
Cars.com Inc
(d)
5,043 59
Despegar.com Corp
(d)
4,812 94
Entravision Communications Corp 3,793 7
ePlus Inc
(d)
23,214 1,448
Eventbrite Inc
(d)
695 1
Figs Inc
(d)
9,673 39
fuboTV Inc
(d)
23,792 71
Groupon Inc
(d)
854 16
HealthStream Inc 1,281 43
Lands' End Inc
(d)
1,014 9
LifeMD Inc
(d)
915 7
LiveOne Inc
(d)
874 1
Magnite Inc
(d)
1,071 13
Nextdoor Holdings Inc
(d)
12,543 18
Opendoor Technologies Inc
(d)
47,394 36
RealReal Inc/The
(d)
2,206 13
RumbleON Inc
(d)
1,104 3
Shutterstock Inc 103,955 1,659
Stitch Fix Inc
(d)
7,844 26
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
TrueCar Inc
(d)
5,493 $ 8
Ziff Davis Inc
(d)
3,266 96
$ 3,725
Investment Companies - 0 .08%
Bit Digital Inc
(d)
9,641 19
Cannae Holdings Inc 4,438 78
Cipher Mining Inc
(d)
5,129 15
Compass Diversified Holdings 5,218 90
Core Scientific Inc
(d)
2,792 22
FTAI Infrastructure Inc 7,628 33
HA Sustainable Infrastructure Capital Inc 9,163 229
Hut 8 Corp
(d)
6,372 78
MARA Holdings Inc
(d)
4,835 65
NewtekOne Inc 1,803 19
Riot Platforms Inc
(d)
20,971 152
Terawulf Inc
(d),(e)
1,138 3
$ 803
Iron & Steel - 0 .05%
Commercial Metals Co 8,848 394
Radius Recycling Inc 2,086 61
$ 455
Leisure Products & Services - 0 .64%
Brunswick Corp/DE 37,300 1,718
Clarus Corp 1,958 6
Escalade Inc 728 11
Global Business Travel Group I
(d)
1,136 8
Harley-Davidson Inc 79,100 1,773
Johnson Outdoors Inc 36,424 831
Life Time Group Holdings Inc
(d)
6,512 200
Lindblad Expeditions Holdings Inc
(d)
771 7
Malibu Boats Inc
(d)
1,556 44
Marine Products Corp 334 3
MasterCraft Boat Holdings Inc
(d)
1,206 20
Peloton Interactive Inc
(d)
1,712 12
Polaris Inc 51,800 1,759
Sabre Corp
(d)
23,647 56
Topgolf Callaway Brands Corp
(d)
11,181 74
$ 6,522
Lodging - 0 .36%
Full House Resorts Inc
(d)
2,302 7
Hilton Grand Vacations Inc
(d)
51,800 1,742
Marcus Corp/The 1,776 29
Travel + Leisure Co 41,700 1,832
$ 3,610
Machinery - Construction & Mining - 0 .92%
Astec Industries Inc 1,784 65
Bloom Energy Corp
(d)
1,338 24
BWX Technologies Inc 82,705 9,025
Hyster-Yale Inc 327 13
Manitowoc Co Inc/The
(d)
2,509 20
NANO Nuclear Energy Inc
(d),(e)
1,639 37
Net Power Inc
(d)
1,470 2
Terex Corp 5,162 182
$ 9,368
Machinery - Diversified - 1 .80%
Albany International Corp 28,146 1,851
Cactus Inc 23,200 880
Columbus McKinnon Corp/NY 188,982 2,806
DXP Enterprises Inc/TX
(d)
870 77
Eastman Kodak Co
(d)
4,577 29
Gates Industrial Corp PLC
(d)
79,300 1,500
Gencor Industries Inc
(d)
661 8
GrafTech International Ltd
(d)
1,352 1
Ichor Holdings Ltd
(d)
1,718 34
Lindsay Corp 12,322 1,591
Tennant Co 19,317 1,394
Thermon Group Holdings Inc
(d)
77,665 2,037
Twin Disc Inc 661 5

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Watts Water Technologies Inc 28,885 $ 6,001
Zurn Elkay Water Solutions Corp 591 20
$ 18,234
Media - 0 .18%
AMC Networks Inc
(d)
2,470 16
Cable One Inc 437 117
EW Scripps Co/The
(d)
4,189 9
Gannett Co Inc
(d)
10,997 35
Gray Media Inc 6,202 21
iHeartMedia Inc
(d)
7,177 7
Liberty Latin America Ltd - Class A
(d)
2,290 12
Liberty Latin America Ltd - Class C
(d)
10,249 56
Scholastic Corp 1,811 33
Sphere Entertainment Co
(d),(e)
2,150 59
TEGNA Inc 90,938 1,476
Value Line Inc 8 —
WideOpenWest Inc
(d)
3,872 17
$ 1,858
Metal Fabrication & Hardware - 1 .39%
AZZ Inc 5,881 510
Eastern Co/The 323 7
Helios Technologies Inc 816 22
Hillman Solutions Corp
(d)
12,688 89
Janus International Group Inc
(d)
256,300 1,763
L B Foster Co
(d)
27,651 552
Mayville Engineering Co Inc
(d)
811 10
Metallus Inc
(d)
3,262 41
Mueller Industries Inc 650 48
NN Inc
(d)
2,984 6
Olympic Steel Inc 732 24
Park-Ohio Holdings Corp 671 13
Proto Labs Inc
(d)
25,705 904
Ryerson Holding Corp 2,137 50
Standex International Corp 213 30
Timken Co/The 28,000 1,799
Tredegar Corp
(d)
2,059 16
Valmont Industries Inc 23,010 6,747
Worthington Enterprises Inc 28,152 1,426
Worthington Steel Inc 2,540 65
$ 14,122
Mining - 0 .15%
Caledonia Mining Corp PLC 1,197 16
Centrus Energy Corp
(d)
303 21
Coeur Mining Inc
(d)
48,552 269
Compass Minerals International Inc
(d)
2,625 35
Constellium SE
(d)
53,800 544
Contango ORE Inc
(d),(e)
375 5
Dakota Gold Corp
(d)
1,906 5
Encore Energy Corp
(d)
3,110 5
Energy Fuels Inc/Canada
(d),(e)
14,611 66
Hecla Mining Co 46,417 266
i-80 Gold Corp
(d)
23,057 14
Kaiser Aluminum Corp 65 4
Lifezone Metals Ltd
(d)
2,828 10
MAC Copper Ltd
(d),(e)
2,962 27
Novagold Resources Inc
(d)
18,891 80
Piedmont Lithium Inc
(d)
887 7
SSR Mining Inc
(d)
15,795 168
Ur-Energy Inc
(d)
2,372 2
$ 1,544
Miscellaneous Manufacturers - 2 .59%
AMMO Inc
(d)
6,947 14
Core Molding Technologies Inc
(d)
550 8
Enpro Inc 1,454 217
Federal Signal Corp 70,195 5,716
Hillenbrand Inc 87,570 1,771
JBT Marel Corp 87,883 9,251
LSB Industries Inc
(d)
3,882 25
Materion Corp 94,542 7,848
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Myers Industries Inc 130,800 $ 1,373
NL Industries Inc 554 5
Park Aerospace Corp 806 11
Smith & Wesson Brands Inc 3,129 30
Solidion Technology Inc
(d)
98 —
Sturm Ruger & Co Inc 946 38
Trinity Industries Inc 488 12
$ 26,319
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 8,968 78
Xerox Holdings Corp 9,131 40
$ 118
Office Furnishings - 0 .20%
CompX International Inc 65 2
HNI Corp 1,939 82
Interface Inc 27,777 522
Steelcase Inc 143,354 1,422
Virco Mfg. Corp 748 7
$ 2,035
Oil & Gas - 4 .01%
Amplify Energy Corp
(d)
2,432 6
Antero Resources Corp
(d)
271,665 9,462
Baytex Energy Corp 1,017,371 1,567
Berry Corp 3,888 10
BKV Corp
(d)
818 15
Borr Drilling Ltd
(d)
18,706 32
California Resources Corp 30,358 1,047
CNX Resources Corp
(d)
11,328 333
Comstock Resources Inc
(d)
7,200 132
Crescent Energy Co 220,545 1,826
CVR Energy Inc 100,096 1,888
Delek US Holdings Inc 141,867 1,847
Diversified Energy Co PLC 3,573 44
Evolution Petroleum Corp 1,600 7
Granite Ridge Resources Inc 3,856 19
Gulfport Energy Corp
(d)
474 82
Helmerich & Payne Inc 7,688 145
HighPeak Energy Inc
(e)
1,058 8
Infinity Natural Resources Inc
(d)
768 12
Kosmos Energy Ltd
(d)
988,821 1,523
Magnolia Oil & Gas Corp 971 20
Matador Resources Co 59,095 2,337
Murphy Oil Corp 197,678 4,059
Nabors Industries Ltd
(d)
488 13
Noble Corp PLC 3,637 79
Northern Oil & Gas Inc 81,194 1,973
Par Pacific Holdings Inc
(d)
130,291 1,865
Patterson-UTI Energy Inc 30,247 171
PBF Energy Inc 114,733 1,972
Permian Resources Corp 212,105 2,503
Prairie Operating Co
(d)
123 —
PrimeEnergy Resources Corp
(d)
50 8
Riley Exploration Permian Inc 749 18
Ring Energy Inc
(d)
10,140 9
SandRidge Energy Inc 2,491 23
Seadrill Ltd
(d)
3,617 74
Sitio Royalties Corp 6,214 105
SM Energy Co 7,426 169
Talos Energy Inc
(d)
250,394 1,722
Transocean Ltd
(d)
56,687 121
VAALCO Energy Inc 515,977 1,687
Valaris Ltd
(d)
1,762 57
Vital Energy Inc
(d)
118,564 1,682
Vitesse Energy Inc 2,045 42
$ 40,714
Oil & Gas Services - 1 .42%
Aris Water Solutions Inc 2,008 50
Bristow Group Inc
(d)
1,947 56
Core Laboratories Inc
(e)
63,300 720

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
DMC Global Inc
(d)
934 $ 6
DNOW Inc
(d)
8,228 131
Drilling Tools International Corp
(d)
560 1
Expro Group Holdings NV
(d)
211,531 1,749
Flowco Holdings Inc 1,124 22
Forum Energy Technologies Inc
(d)
853 12
Geospace Technologies Corp
(d)
832 5
Helix Energy Solutions Group Inc
(d)
9,164 56
Innovex International Inc
(d)
122,970 1,857
Kodiak Gas Services Inc 2,582 88
Liberty Energy Inc 122,733 1,412
Mammoth Energy Services Inc
(d)
1,437 4
Matrix Service Co
(d)
2,048 24
National Energy Services Reunited Corp
(d)
142,200 886
Natural Gas Services Group Inc
(d)
614 11
NOV Inc 136,600 1,586
NPK International Inc
(d)
6,561 38
Oil States International Inc
(d)
254,572 893
ProFrac Holding Corp
(d),(e)
185,225 769
ProPetro Holding Corp
(d)
264,953 1,320
Ranger Energy Services Inc 1,140 13
RPC Inc 278,784 1,318
SEACOR Marine Holdings Inc
(d)
1,715 8
Select Water Solutions Inc 161,967 1,380
Solaris Energy Infrastructure Inc 2,423 51
$ 14,466
Packaging & Containers - 1 .14%
Clearwater Paper Corp
(d)
1,244 33
Greif Inc - Class A 1,949 102
Greif Inc - Class B 369 21
O-I Glass Inc
(d)
12,068 153
Ranpak Holdings Corp
(d)
3,460 14
Silgan Holdings Inc 153,865 7,947
Sonoco Products Co 39,300 1,611
TriMas Corp 69,019 1,661
$ 11,542
Pharmaceuticals - 0 .31%
ACELYRIN Inc
(d)
5,391 13
AdaptHealth Corp
(d)
4,498 38
Agios Pharmaceuticals Inc
(d)
4,412 131
Akebia Therapeutics Inc
(d)
15,216 37
Amneal Pharmaceuticals Inc
(d)
1,984 15
Amphastar Pharmaceuticals Inc
(d)
54,500 1,330
Anika Therapeutics Inc
(d)
814 12
Aquestive Therapeutics Inc
(d)
4,187 12
Astrazeneca Finance LLC - Contingent Value
Rights
(d),(f)
3,047 1
Biote Corp
(d)
178 1
Coherus Biosciences Inc
(d)
5,273 6
Corbus Pharmaceuticals Holdings Inc
(d)
273 2
CorMedix Inc
(d)
340 3
Enanta Pharmaceuticals Inc
(d)
1,340 8
Enliven Therapeutics Inc
(d)
128 2
Fennec Pharmaceuticals Inc
(d)
1,184 7
Foghorn Therapeutics Inc
(d)
520 2
Fulcrum Therapeutics Inc
(d)
2,052 8
Galectin Therapeutics Inc
(d),(e)
787 1
Guardian Pharmacy Services Inc
(d)
417 11
Gyre Therapeutics Inc
(d),(e)
330 3
Herbalife Ltd
(d)
2,440 18
Heron Therapeutics Inc
(d)
7,745 19
Ironwood Pharmaceuticals Inc
(d)
6,001 6
Lyell Immunopharma Inc
(d)
10,997 5
MannKind Corp
(d)
4,574 23
Maze Therapeutics Inc
(d)
253 2
Nature's Sunshine Products Inc
(d)
645 8
Neurogene Inc
(d),(e)
434 7
Option Care Health Inc
(d)
7,057 228
ORIC Pharmaceuticals Inc
(d)
3,681 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Outlook Therapeutics Inc
(d)
304 $ 1
Owens & Minor Inc
(d)
4,913 35
Pacira BioSciences Inc
(d)
3,287 88
Phibro Animal Health Corp 1,143 21
Regulus Therapeutics Inc
(d)
3,039 24
SIGA Technologies Inc 143,888 794
Skye Bioscience Inc
(d),(e)
1,078 2
Spyre Therapeutics Inc
(d)
2,860 44
Supernus Pharmaceuticals Inc
(d)
3,661 119
Telomir Pharmaceuticals Inc
(d),(e)
542 1
Trevi Therapeutics Inc
(d)
2,233 16
USANA Health Sciences Inc
(d)
883 25
Vanda Pharmaceuticals Inc
(d)
4,414 20
Voyager Therapeutics Inc
(d)
3,143 11
$ 3,181
Pipelines - 0 .31%
Excelerate Energy Inc 35,864 917
Golar LNG Ltd 7,688 327
Kinetik Holdings Inc 2,701 112
NextDecade Corp
(d)
233,800 1,749
$ 3,105
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 1,345 19
P10 Inc 317 4
$ 23
Real Estate - 1 .73%
American Realty Investors Inc
(d)
142 2
Anywhere Real Estate Inc
(d)
7,601 26
Cushman & Wakefield PLC
(d)
1,369,157 12,829
Douglas Elliman Inc
(d)
268,400 446
FRP Holdings Inc
(d)
1,030 27
Kennedy-Wilson Holdings Inc 8,943 57
Legacy Housing Corp
(d)
40,928 995
Marcus & Millichap Inc 29,718 903
Maui Land & Pineapple Co Inc
(d)
42 1
McGrath RentCorp 6,200 661
Newmark Group Inc 10,338 114
Offerpad Solutions Inc
(d)
630 1
RE/MAX Holdings Inc
(d)
1,386 11
RMR Group Inc/The 55,197 811
Seritage Growth Properties
(d)
243,649 721
Star Holdings
(d),(e)
803 5
Stratus Properties Inc
(d)
407 6
Transcontinental Realty Investors Inc
(d)
86 3
$ 17,619
REITs - 3 .67%
Acadia Realty Trust 9,123 174
Advanced Flower Capital Inc 1,392 8
AG Mortgage Investment Trust Inc 1,752 11
Alexander & Baldwin Inc 5,720 98
Alexander's Inc 4,300 888
Alpine Income Property Trust Inc 969 15
American Assets Trust Inc 50,284 942
American Healthcare REIT Inc 11,803 381
Angel Oak Mortgage REIT Inc 503 5
Apartment Investment and Management Co 5,661 45
Apollo Commercial Real Estate Finance Inc 107,472 1,007
Apple Hospitality REIT Inc 17,739 209
Arbor Realty Trust Inc 14,338 165
Ares Commercial Real Estate Corp 189,390 771
Armada Hoffler Properties Inc 5,759 39
ARMOUR Residential REIT Inc 4,415 73
Blackstone Mortgage Trust Inc 13,521 258
Braemar Hotels & Resorts Inc 4,799 9
Brandywine Realty Trust 13,385 53
BrightSpire Capital Inc 199,370 999
Broadstone Net Lease Inc 14,683 238
BRT Apartments Corp 830 13
CareTrust REIT Inc 13,360 391

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CBL & Associates Properties Inc 495 $ 12
Centerspace 1,300 78
Chatham Lodging Trust 3,730 26
Chimera Investment Corp 6,330 78
City Office REIT Inc 2,838 14
Claros Mortgage Trust Inc 196,585 483
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 1,949 33
COPT Defense Properties 8,721 228
CTO Realty Growth Inc 2,262 41
Curbline Properties Corp 7,417 170
DiamondRock Hospitality Co 196,822 1,445
Diversified Healthcare Trust 16,924 38
Douglas Emmett Inc 12,579 174
Dynex Capital Inc 6,574 81
Easterly Government Properties Inc 3,108 63
Ellington Financial Inc 6,876 90
Elme Communities 6,912 108
Empire State Realty Trust Inc 250,696 1,785
Essential Properties Realty Trust Inc 13,617 438
Farmland Partners Inc 3,363 34
Four Corners Property Trust Inc 7,473 209
Franklin BSP Realty Trust Inc 6,434 73
Franklin Street Properties Corp 7,103 11
FrontView REIT Inc 1,050 13
Getty Realty Corp 3,907 109
Gladstone Commercial Corp 2,919 41
Gladstone Land Corp 2,602 26
Global Medical REIT Inc 4,838 37
Global Net Lease Inc 15,630 118
Granite Point Mortgage Trust Inc 159,772 315
Hudson Pacific Properties Inc 10,593 22
Independence Realty Trust Inc 17,585 342
Industrial Logistics Properties Trust 4,754 12
Innovative Industrial Properties Inc 2,202 120
InvenTrust Properties Corp 6,043 168
Invesco Mortgage Capital Inc 4,740 35
JBG SMITH Properties 6,339 89
Kite Realty Group Trust 16,820 364
KKR Real Estate Finance Trust Inc 3,269 30
Ladder Capital Corp 8,914 93
LTC Properties Inc 3,497 125
LXP Industrial Trust 22,604 178
Macerich Co/The 19,413 285
MFA Financial Inc 8,033 79
National Health Investors Inc 3,411 258
NET Lease Office Properties
(d)
1,181 36
NETSTREIT Corp 5,146 84
New York Mortgage Trust Inc 7,126 42
NexPoint Diversified Real Estate Trust 2,478 9
Nexpoint Real Estate Finance Inc 540 8
NexPoint Residential Trust Inc 1,734 65
NNN REIT Inc 146,685 6,030
One Liberty Properties Inc 1,221 30
Orchid Island Capital Inc 6,195 44
Orion Properties Inc 3,934 7
Outfront Media Inc 6,825 103
Paramount Group Inc 14,529 62
Park Hotels & Resorts Inc 183,700 1,826
Peakstone Realty Trust 2,774 32
Pebblebrook Hotel Trust 200,175 1,812
PennyMac Mortgage Investment Trust 6,842 88
Phillips Edison & Co Inc 8,135 282
Piedmont Office Realty Trust Inc 9,694 57
Plymouth Industrial REIT Inc 3,186 47
Postal Realty Trust Inc 1,075 14
PotlatchDeltic Corp 6,111 235
Ready Capital Corp 12,722 57
Redwood Trust Inc 10,341 64
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
RLJ Lodging Trust 11,692 $ 82
Sabra Health Care REIT Inc 18,400 328
Safehold Inc 4,095 64
Saul Centers Inc 72 2
Service Properties Trust 12,777 23
Seven Hills Realty Trust 931 11
SITE Centers Corp 3,748 44
SL Green Realty Corp 5,577 293
STAG Industrial Inc 260,145 8,593
Summit Hotel Properties Inc 7,939 32
Sunrise Realty Trust Inc 691 7
Sunstone Hotel Investors Inc 15,615 130
Tanger Inc 5,083 160
Terreno Realty Corp 7,668 432
TPG RE Finance Trust Inc 4,526 35
Two Harbors Investment Corp 8,157 97
UMH Properties Inc 4,841 86
Uniti Group Inc 19,077 94
Universal Health Realty Income Trust 139 5
Urban Edge Properties 9,817 177
Veris Residential Inc 6,178 96
Whitestone REIT 3,928 51
Xenia Hotels & Resorts Inc 8,043 86
$ 37,326
Retail - 3 .47%
Academy Sports & Outdoors Inc 3,897 147
Advance Auto Parts Inc 26,200 857
American Eagle Outfitters Inc 2,769 29
America's Car-Mart Inc/TX
(d)
571 27
Arko Corp 5,604 23
Asbury Automotive Group Inc
(d)
5,697 1,242
Biglari Holdings Inc
(d)
56 13
BJ's Restaurants Inc
(d)
612 20
Blink Charging Co
(d)
3,143 2
Bloomin' Brands Inc 222,411 1,784
BlueLinx Holdings Inc
(d)
651 42
Brinker International Inc
(d)
335 45
Caleres Inc 1,730 26
Citi Trends Inc
(d)
474 11
Clean Energy Fuels Corp
(d)
12,431 18
Cracker Barrel Old Country Store Inc
(e)
1,335 57
Dave & Buster's Entertainment Inc
(d)
19,500 374
Denny's Corp
(d)
343,712 1,268
Designer Brands Inc 2,261 6
Destination XL Group Inc
(d)
3,668 4
Dine Brands Global Inc 956 19
El Pollo Loco Holdings Inc
(d)
88,779 831
EVgo Inc
(d)
8,403 23
FirstCash Holdings Inc 92,145 12,344
Foot Locker Inc
(d)
6,553 80
Genesco Inc
(d)
593 11
GMS Inc
(d)
297 22
Group 1 Automotive Inc 4,344 1,753
GrowGeneration Corp
(d)
3,153 4
Haverty Furniture Cos Inc 74,868 1,359
J Jill Inc 52 1
La-Z-Boy Inc 3,233 128
Leslie's Inc
(d)
4,532 3
MarineMax Inc
(d)
45,038 966
Movado Group Inc 1,099 15
MSC Industrial Direct Co Inc 22,500 1,721
National Vision Holdings Inc
(d)
5,714 71
Nu Skin Enterprises Inc 3,592 23
ODP Corp/The
(d)
2,218 30
OneWater Marine Inc
(d),(e)
95,070 1,427
Papa John's International Inc 14,210 491
PC Connection Inc 11,715 727
Petco Health & Wellness Co Inc
(d)
6,204 18
PetMed Express Inc
(d)
119,863 405

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Portillo's Inc
(d),(e)
820 $ 8
PriceSmart Inc 715 73
Sally Beauty Holdings Inc
(d)
7,961 65
Shoe Carnival Inc 1,384 24
Signet Jewelers Ltd 27,752 1,646
Sonic Automotive Inc 32,629 1,981
Tile Shop Holdings Inc
(d)
1,360 8
Tilly's Inc
(d)
811 1
Urban Outfitters Inc
(d)
3,529 186
Vera Bradley Inc
(d)
1,342 3
Victoria's Secret & Co
(d)
4,657 88
Warby Parker Inc
(d)
159,030 2,626
Winmark Corp 227 82
Zumiez Inc
(d)
1,199 14
$ 35,272
Savings & Loans - 2 .41%
Axos Financial Inc
(d)
3,780 240
Banc of California Inc 148,573 2,003
Berkshire Hills Bancorp Inc 61,587 1,529
Brookline Bancorp Inc 176,685 1,845
Capitol Federal Financial Inc 351,969 1,995
ESSA Bancorp Inc 610 11
Flagstar Financial Inc 185,628 2,174
Flushing Financial Corp 148,314 1,776
FS Bancorp Inc 485 19
Hingham Institution For Savings The
(e)
6,122 1,527
Home Bancorp Inc 10,645 535
HomeTrust Bancshares Inc 1,173 40
Northfield Bancorp Inc 146,256 1,544
Northwest Bancshares Inc 9,895 122
OceanFirst Financial Corp 120,630 1,998
Pacific Premier Bancorp Inc 97,883 1,991
Provident Financial Services Inc 117,760 1,928
Southern Missouri Bancorp Inc 16,865 888
Timberland Bancorp Inc/WA 548 17
WaFd Inc 71,522 2,040
Waterstone Financial Inc 1,171 14
WSFS Financial Corp 4,553 235
$ 24,471
Semiconductors - 1 .06%
ACM Research Inc
(d)
1,252 24
Alpha & Omega Semiconductor Ltd
(d)
1,911 36
Ambarella Inc
(d)
1,420 68
CEVA Inc
(d)
226 6
Cohu Inc
(d)
3,550 57
Diodes Inc
(d)
27,575 1,059
IPG Photonics Corp
(d)
24,700 1,479
MaxLinear Inc
(d)
241 2
Navitas Semiconductor Corp
(d)
8,605 17
Onto Innovation Inc
(d)
52,060 6,350
Ouster Inc
(d)
3,061 23
Penguin Solutions Inc
(d)
4,112 70
Photronics Inc
(d)
75,723 1,383
Richardson Electronics Ltd/United States 788 7
Synaptics Inc
(d)
2,858 159
Veeco Instruments Inc
(d)
627 12
Vishay Precision Group Inc
(d)
928 23
$ 10,775
Shipbuilding - 1 .17%
Huntington Ingalls Industries Inc 51,585 11,882
Software - 0 .30%
Adeia Inc 111,336 1,370
Asure Software Inc
(d)
1,884 19
Bandwidth Inc
(d)
183 2
BigBear.ai Holdings Inc
(d),(e)
1,787 6
Cerence Inc
(d)
3,326 30
Commvault Systems Inc
(d)
219 37
Consensus Cloud Solutions Inc
(d)
1,396 28
CS Disco Inc
(d)
565 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Daily Journal Corp
(d)
29 $ 11
Definitive Healthcare Corp
(d)
4,050 11
Digi International Inc
(d)
2,814 77
Digimarc Corp
(d),(e)
42 1
Digital Turbine Inc
(d)
7,556 23
Donnelley Financial Solutions Inc
(d)
774 37
E2open Parent Holdings Inc
(d)
15,531 31
EverCommerce Inc
(d)
317 3
Fastly Inc
(d)
1,965 11
Health Catalyst Inc
(d)
3,970 16
I3 Verticals Inc
(d)
1,676 42
IBEX Holdings Ltd
(d)
623 16
Immersion Corp 2,236 16
Life360 Inc
(d)
117 5
Meridianlink Inc
(d)
943 16
Olo Inc
(d)
4,221 26
ON24 Inc
(d)
2,136 10
Outbrain Inc
(d)
2,678 9
Pagaya Technologies Ltd
(d)
2,785 31
Planet Labs PBC
(d)
17,143 56
Playstudios Inc
(d)
6,166 8
Rackspace Technology Inc
(d)
4,737 6
Silvaco Group Inc
(d)
75 —
Verint Systems Inc
(d)
4,823 85
Vimeo Inc
(d)
11,425 58
Waystar Holding Corp
(d)
2,123 79
ZoomInfo Technologies Inc
(d)
102,800 880
Zspace Inc
(d),(e)
26 —
$ 3,058
Supranational Bank - 0 .01%
Banco Latinoamericano de Comercio Exterior SA 2,152 82
Telecommunications - 0 .83%
ADTRAN Holdings Inc
(d)
6,194 48
Anterix Inc
(d)
80 2
Applied Digital Corp
(d),(e)
4,451 20
AST SpaceMobile Inc
(d),(e)
10,442 242
ATN International Inc 801 14
Aviat Networks Inc
(d)
21,290 374
BlackSky Technology Inc
(d),(e)
1,868 16
Calix Inc
(d)
1,208 50
Ciena Corp
(d)
90,705 6,092
Clearfield Inc
(d)
935 27
CommScope Holding Co Inc
(d)
16,817 63
DigitalBridge Group Inc 9,194 77
EchoStar Corp
(d)
9,493 214
Extreme Networks Inc
(d)
4,728 62
Globalstar Inc
(d)
548 11
Gogo Inc
(d)
2,765 21
IDT Corp - Class B 325 16
Lumen Technologies Inc
(d)
78,611 278
NETGEAR Inc
(d)
2,207 53
Ooma Inc
(d)
1,591 20
Powerfleet Inc NJ
(d)
7,807 39
Preformed Line Products Co 182 25
Ribbon Communications Inc
(d)
7,089 23
Shenandoah Telecommunications Co 3,862 43
Spok Holdings Inc 1,339 19
Telephone and Data Systems Inc 7,663 287
Viasat Inc
(d)
9,752 90
Viavi Solutions Inc
(d)
17,134 181
$ 8,407
Textiles - 0 .10%
UniFirst Corp/MA 5,867 1,047
Toys, Games & Hobbies - 0 .00%
Funko Inc
(d)
2,445 10
JAKKS Pacific Inc 592 11
$ 21

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .49%
Ardmore Shipping Corp 3,249 $ 31
Costamare Inc 3,074 29
Covenant Logistics Group Inc 973 19
CryoPort Inc
(d)
461 3
DHT Holdings Inc 10,585 113
Dorian LPG Ltd 1,396 30
FLEX LNG Ltd
(e)
910 21
Forward Air Corp
(d)
1,901 28
Genco Shipping & Trading Ltd 3,286 43
Golden Ocean Group Ltd
(e)
9,550 74
Heartland Express Inc 105,610 802
Himalaya Shipping Ltd
(d)
185 1
Hub Group Inc 4,683 148
International Seaways Inc 29,639 1,007
Kirby Corp
(d)
91,695 8,837
Marten Transport Ltd 38,106 489
Matson Inc 2,537 277
Nordic American Tankers Ltd
(e)
16,106 41
PAMT CORP
(d)
340 5
Pangaea Logistics Solutions Ltd 2,809 11
Proficient Auto Logistics Inc
(d),(e)
989 8
Radiant Logistics Inc
(d)
2,586 15
Safe Bulkers Inc 4,398 15
Schneider National Inc 38,800 834
Scorpio Tankers Inc 3,452 130
SFL Corp Ltd 8,093 67
Teekay Corp Ltd 4,161 30
Teekay Tankers Ltd 1,859 79
Universal Logistics Holdings Inc 301 7
Werner Enterprises Inc 4,187 103
World Kinect Corp 74,447 1,867
$ 15,164
Trucking & Leasing - 0 .89%
GATX Corp 48,965 7,147
Greenbrier Cos Inc/The 43,324 1,838
Willis Lease Finance Corp 221 34
$ 9,019
Water - 0 .25%
American States Water Co 1,284 104
California Water Service Group 3,394 172
Consolidated Water Co Ltd 835 19
Middlesex Water Co 1,214 77
SJW Group 37,309 2,117
York Water Co/The 965 34
$ 2,523
TOTAL COMMON STOCKS $ 949,601
Total Investments $ 1,018,877
Other Assets and Liabilities -  (0.30)% (3,038)
TOTAL NET ASSETS - 100.00% $ 1,015,839
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,045 or
0.40% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,786 or 0.37% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases Sales April 30, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 26,059 $ 322,838 $ 305,489 $ 43,408
$ 26,059 $ 322,838 $ 305,489 $ 43,408
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 827 $ — $ — $ —
$ 827 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Value Fund II
April 30, 2025 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2025 Long 91 $ 8,963 $ 186
Total $ 186
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .09%
iShares National Muni Bond ETF 528 $ 55
iShares Short-Term National Muni Bond ETF 374 40
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
9,994 248
VanEck High Yield Muni ETF 2,363 119
$ 467
TOTAL INVESTMENT COMPANIES $ 467
MUNICIPAL BONDS - 103 .77%
Principal
Amount (000's) Value (000's)
Alabama - 4 .29%
Energy Southeast A Cooperative District
5.25%, 07/01/2054
(a)
$ 3,220 $ 3,416
Lower Alabama Gas District/The
5.00%, 09/01/2034 5,000 5,202
5.00%, 09/01/2046 3,445 3,603
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,847
Southeast Energy Authority A Cooperative District
5.00%, 01/01/2056
(a)
5,000 5,124
Tender Option Bond Trust Receipts/Certificates
2.75%, 07/01/2025
(a),(b)
720 720
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(b)
997 972
$ 21,884
Arizona - 1 .62%
Arizona Industrial Development Authority
5.13%, 01/01/2059 575 528
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,300 5,751
Navajo Nation
5.50%, 12/01/2030
(b)
1,990 2,001
$ 8,280
Arkansas - 0 .20%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,000
California - 14 .06%
California Community Choice Financing Authority
5.00%, 07/01/2053
(a)
5,000 5,186
California Educational Facilities Authority
5.00%, 05/01/2049 1,375 1,482
5.00%, 04/01/2051 1,625 1,747
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
6,870 6,740
California Infrastructure & Economic Development
Bank
9.50%, 01/01/2065
(a),(b)
9,500 9,169
California Municipal Finance Authority
4.00%, 07/15/2029 4,050 3,920
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
2,240 2,359
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,001
California Public Finance Authority
6.50%, 06/01/2054
(b)
8,000 7,472
California State Public Works Board
5.00%, 02/01/2032 2,500 2,777
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(c)
2,000 2,149
Chino Valley Unified School District
5.00%, 08/01/2055
(d)
2,430 2,493
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
5.00%, 05/15/2029 $ 1,250 $ 1,311
5.00%, 05/15/2037
(d)
3,824 3,946
5.00%, 05/15/2044
(d)
5,150 5,152
Los Angeles Department of Water & Power
3.85%, 07/01/2034
(a)
200 200
3.85%, 07/01/2048
(a)
2,100 2,100
3.85%, 07/01/2050
(a)
180 180
3.85%, 07/01/2051
(a)
2,100 2,100
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(c)
1,340 1,341
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,882
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,520
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,440
$ 71,667
Colorado - 0 .19%
Denver Convention Center Hotel Authority
5.00%, 12/01/2040 1,000 994
Connecticut - 1 .16%
City of New Haven CT (credit support from
Assured Guaranty Municipal Corp )
5.00%, 08/01/2033
(c)
1,800 1,970
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
3,900 3,932
$ 5,902
Florida - 8 .17%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,560
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,467
Collier County Industrial Development
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2049
(c)
1,500 1,529
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(d)
7,000 6,963
County of Palm Beach FL Airport System Revenue
5.00%, 10/01/2044 700 734
Florida Development Finance Corp
3.00%, 06/01/2032 4,000 3,549
5.00%, 05/01/2029
(b)
2,000 2,010
5.50%, 07/01/2053 3,500 3,500
6.13%, 07/01/2032
(a),(b)
4,000 4,053
10.00%, 07/15/2059
(a),(b)
1,000 1,033
Florida Development Finance Corp (credit support
from Assured Guaranty Municipal Corp )
5.25%, 07/01/2047
(c)
4,985 5,022
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(d)
3,000 3,086
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 1,000 1,111
$ 41,617
Georgia - 5 .56%
Atlanta Development Authority/The
5.00%, 04/01/2034
(b)
5,650 5,547
5.50%, 04/01/2039
(b)
4,000 4,011
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 9,235 9,916
City of Atlanta GA Department of Aviation
5.00%, 07/01/2032 2,180 2,268

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia (continued)
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
$ 1,752 $ 1,739
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,032
5.25%, 07/01/2043 3,585 3,812
$ 28,325
Illinois - 10 .26%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,043
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,408
City of Chicago IL
5.50%, 01/01/2049 1,000 1,001
7.46%, 02/15/2026 346 242
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,553
Illinois State Toll Highway Authority
4.00%, 01/01/2046
(d)
600 554
5.00%, 12/01/2031 5,200 5,237
5.00%, 01/01/2040
(d)
2,000 2,004
5.25%, 01/01/2043
(d)
2,340 2,479
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(c)
5,000 4,480
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
2,025 2,115
Metropolitan Water Reclamation District of Greater
Chicago
5.00%, 12/01/2028 4,000 4,086
5.00%, 12/01/2031 1,000 1,018
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,825
5.00%, 01/01/2040 3,000 3,048
State of Illinois
5.00%, 11/01/2027 2,415 2,498
5.00%, 11/01/2028 4,590 4,738
5.00%, 12/01/2032 1,380 1,416
5.50%, 10/01/2044 6,855 7,135
United City of Yorkville IL
5.75%, 03/01/2028 300 299
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 124 114
$ 52,293
Indiana - 0 .13%
City of Whiting IN
3.00%, 11/01/2051 1,000 675
Iowa - 0 .11%
Iowa Finance Authority
7.50%, 05/15/2053 500 555
Kentucky - 2 .21%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 921
Kentucky Public Energy Authority
5.00%, 01/01/2055
(a)
3,000 3,141
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,184
$ 11,246
Louisiana - 2 .76%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 6,769
4.40%, 11/01/2044
(b)
1,600 1,501
5.50%, 11/01/2039
(b)
1,715 1,758
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
$ 417 $ —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,001
6.10%, 12/01/2040
(a),(b)
1,000 1,057
Parish of St John the Baptist LA
3.30%, 06/01/2037
(a)
2,000 1,966
$ 14,052
Maryland - 0 .57%
Maryland Economic Development Corp
5.00%, 07/01/2048
(a),(b)
3,000 2,926
Massachusetts - 3 .87%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,137
Massachusetts Development Finance Agency
5.00%, 07/15/2040 10,770 12,025
5.00%, 07/01/2050 1,000 1,073
5.00%, 05/15/2055
(a)
4,000 4,477
$ 19,712
Michigan - 2 .48%
City of Detroit MI
5.00%, 04/01/2050 1,000 996
5.50%, 04/01/2050 1,000 1,021
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(c)
1,000 1,047
5.00%, 05/01/2037
(c)
1,000 1,040
5.00%, 05/01/2038
(c)
2,000 2,065
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 957
Michigan Finance Authority
4.00%, 02/15/2044 3,500 3,185
Michigan Strategic Fund
5.00%, 06/30/2048 2,390 2,343
$ 12,654
Minnesota - 0 .97%
State of Minnesota
4.00%, 08/01/2041 5,000 4,927
Missouri - 0 .53%
City of St Louis MO Airport Revenue
5.00%, 07/01/2044 1,100 1,113
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(c)
1,500 1,605
$ 2,718
Montana - 0 .52%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(c)
805 735
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,937
$ 2,672
Nevada - 2 .54%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
9,000 9,086
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,856
$ 12,942

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Hampshire - 0 .42%
New Hampshire Business Finance Authority
3.75%, 07/01/2045
(a),(b)
$ 1,000 $ 821
4.13%, 01/20/2034 387 383
4.88%, 11/01/2042
(b)
1,000 919
$ 2,123
New Jersey - 4 .99%
Casino Reinvestment Development Authority
Inc (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2042
(c)
1,000 1,042
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 981
New Jersey Turnpike Authority
5.25%, 01/01/2049 1,000 1,058
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,018
State of New Jersey
4.00%, 06/01/2031 5,000 5,208
5.00%, 06/01/2028 2,100 2,219
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 4,862
5.25%, 06/01/2046 5,000 5,019
$ 25,407
New Mexico - 0 .10%
City of Farmington NM
2.15%, 04/01/2033 600 493
New York - 10 .43%
Metropolitan Transportation Authority
4.00%, 11/15/2044 735 656
5.00%, 11/15/2025 400 403
5.00%, 11/15/2032 1,000 1,074
5.00%, 11/15/2045 3,025 3,054
New York City Municipal Water Finance Authority
5.25%, 06/15/2047 3,000 3,165
New York City Transitional Finance Authority
5.50%, 05/01/2042 3,050 3,336
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 11/01/2038 2,835 3,095
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 744
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,293
5.00%, 10/01/2038 1,000 1,028
5.00%, 10/01/2048
(d)
2,000 2,154
5.00%, 10/01/2050
(d)
5,500 5,904
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp )
5.25%, 10/01/2043
(c)
1,000 1,061
5.50%, 10/01/2054
(c)
3,000 3,163
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 876
4.00%, 12/01/2042 1,000 879
5.00%, 01/01/2032 7,200 7,283
5.00%, 01/01/2034 3,200 3,226
5.00%, 10/01/2040 2,000 2,004
5.00%, 07/01/2046 3,500 3,425
5.63%, 04/01/2040 1,000 1,035
Oneida Indian Nation of New York
6.00%, 09/01/2043
(b)
1,900 2,013
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 29
Westchester County Local Development
Corp (credit support from Assured Guaranty
Municipal Corp )
5.75%, 11/01/2048
(c)
2,075 2,244
$ 53,144
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
North Carolina - 0 .31%
Raleigh Durham Airport Authority
5.00%, 05/01/2033 $ 1,500 $ 1,568
Ohio - 4 .12%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,058
4.00%, 06/01/2039 1,850 1,700
5.00%, 06/01/2055 5,000 4,363
County of Cuyahoga OH
5.00%, 12/01/2049 2,655 2,729
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,439
5.00%, 01/01/2046 2,500 2,425
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 947
4.50%, 01/15/2048
(b)
850 770
Ohio State University/The
5.00%, 12/01/2033 5,000 5,557
$ 20,988
Oregon - 1 .05%
State of Oregon Department of Transportation
5.00%, 11/15/2034 4,750 5,359
Other Territory - 0 .03%
Nuveen AMT-Free Municipal Credit Income Fund
4.07%, 03/01/2029
(a)
150 150
Pennsylvania - 4 .55%
Allegheny County Higher Education Building
Authority
3.00%, 12/01/2037
(a)
190 190
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,679
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,081
General Authority of Southcentral
Pennsylvania (credit support from Assured
Guaranty Municipal Corp )
4.00%, 06/01/2049
(c)
3,400 2,982
Lancaster Industrial Development Authority
4.00%, 07/01/2051 1,000 790
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,223
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,152
5.00%, 12/01/2036 1,725 1,769
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 1,050 936
Philadelphia Gas Works Co (credit support from
Assured Guaranty Municipal Corp )
5.25%, 08/01/2054
(c)
1,000 1,045
Sports & Exhibition Authority of Pittsburgh &
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2034
(c)
5,000 5,321
$ 23,168
Puerto Rico - 0 .91%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(e)
428 287
0.00%, 11/01/2043
(a),(e)
1,372 820
4.00%, 07/01/2033 183 175
4.00%, 07/01/2037 257 235
4.00%, 07/01/2041 349 297
4.00%, 07/01/2046 363 297
5.63%, 07/01/2029 361 376
5.75%, 07/01/2031 351 372
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 1,850 1,766
$ 4,625

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
South Carolina - 1 .38%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2031
(b),(e)
$ 1,000 $ 150
0.00%, 06/01/2051
(b),(e)
4,500 675
5.25%, 11/15/2047 1,830 1,759
5.25%, 11/15/2052 1,500 1,403
South Carolina Public Service Authority
5.25%, 12/01/2050 2,930 3,034
$ 7,021
South Dakota - 0 .29%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,487
Texas - 7 .52%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,754
City of Galveston TX Wharves & Terminal Revenue
5.50%, 08/01/2041 1,800 1,892
City of Houston TX Airport System Revenue
6.63%, 07/15/2038 5,770 5,783
Lower Colorado River Authority (credit support
from Assured Guaranty Municipal Corp )
5.00%, 05/15/2044
(c)
4,055 4,238
Permanent University Fund - University of Texas
System
5.00%, 07/01/2036 4,510 5,116
Port of Beaumont Navigation District
3.63%, 01/01/2035
(b)
4,535 4,136
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 1,000 899
5.00%, 11/15/2037 2,060 2,063
5.00%, 12/01/2044 2,000 2,080
Texas Municipal Gas Acquisition & Supply Corp V
5.00%, 01/01/2055
(a)
4,225 4,392
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 4,855 4,989
$ 38,342
Utah - 2 .01%
Mida Mountain Village Public Infrastructure District
6.00%, 06/15/2054
(b)
2,000 2,002
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,023
5.00%, 10/15/2032 4,385 4,470
5.00%, 10/15/2037 1,500 1,517
5.38%, 10/15/2040 1,200 1,218
$ 10,230
Virginia - 2 .09%
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(c)
5,000 4,932
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,059
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,682
$ 10,673
Washington - 1 .09%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,549
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 0 .28%
Public Finance Authority
5.00%, 10/01/2043
(b)
$ 1,500 $ 1,422
TOTAL MUNICIPAL BONDS $ 528,790
Total Investments $ 529,257
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.46)%
Notes with interest rates of 3.63% - 3.76% at April
30, 2025 and contractual maturities of collateral
from 2025-2045.
(f)
$ (27,842) (27,842)
Total Net Investments $ 501,415
Other Assets and Liabilities -  1.60% 8,155
TOTAL NET ASSETS - 100.00% $ 509,570
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $66,244 or 13.00% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2025.

Glossary to the Schedule of Investments
April 30, 2025 (unaudited)
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PEN Peruvian Nuevo Sol
PLN Polish Zloty
TRY Turkish Lira
TWD New Taiwan Dollar
USD/$ United States Dollar
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2025(b) $ 9 .86 $ 0 .16 ( $ 0 .25 ) ( $ 0 .09 ) ( $ 0 .16 ) ( $ 0 .16 ) $ 9 .61
2024 9 .30 0 .30 0 .56 0 .86 ( 0 .30 ) ( 0 .30 ) 9 .86
2023 9 .27 0 .28 0 .02 0 .30 ( 0 .27 ) ( 0 .27 ) 9 .30
2022 11 .02 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .25 ) ( 0 .25 ) 9 .27
2021 10 .85 0 .24 0 .17 0 .41 ( 0 .24 ) ( 0 .24 ) 11 .02
2020 10 .80 0 .25 0 .01 0 .26 ( 0 .21 ) ( 0 .21 ) 10 .85
Class C shares
2025(b) 9 .88 0 .12 ( 0 .24 ) ( 0 .12 ) ( 0 .12 ) ( 0 .12 ) 9 .64
2024 9 .32 0 .21 0 .56 0 .77 ( 0 .21 ) ( 0 .21 ) 9 .88
2023 9 .29 0 .20 0 .02 0 .22 ( 0 .19 ) ( 0 .19 ) 9 .32
2022 11 .05 0 .16 ( 1 .76 ) ( 1 .60 ) ( 0 .16 ) ( 0 .16 ) 9 .29
2021 10 .87 0 .15 0 .18 0 .33 ( 0 .15 ) ( 0 .15 ) 11 .05
2020 10 .82 0 .16 0 .01 0 .17 ( 0 .12 ) ( 0 .12 ) 10 .87
Institutional shares
2025(b) 9 .87 0 .17 ( 0 .25 ) ( 0 .08 ) ( 0 .17 ) ( 0 .17 ) 9 .62
2024 9 .30 0 .32 0 .57 0 .89 ( 0 .32 ) ( 0 .32 ) 9 .87
2023 9 .27 0 .31 0 .02 0 .33 ( 0 .30 ) ( 0 .30 ) 9 .30
2022 11 .03 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .27 ) ( 0 .27 ) 9 .27
2021 10 .86 0 .26 0 .18 0 .44 ( 0 .27 ) ( 0 .27 ) 11 .03
2020 10 .81 0 .28 0 .01 0 .29 ( 0 .24 ) ( 0 .24 ) 10 .86

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 0 .94 ) % (c) ,(d) $ 322,914 0 .85% (e) 0 .70% (e) ,(f) 3 .31% (e) 56 .0% (e)
9 .27 (d) 323,809 0 .87 0 .71 (f) 3 .02 35 .9
3 .19 (d) 301,835 0 .89 0 .72 (f) 2 .89 31 .5
( 13 .86 ) (d) ,(g) 328,411 0 .78 0 .72 (f) 2 .42 38 .9
3 .89 (d) ,(g) 471,777 0 .79 0 .76 (f) 2 .11 13 .2
2 .44 (d) 446,357 0 .79 0 .76 (f) 2 .29 40 .1
( 1 .24 ) (c) ,(d) 17,525 1 .69 (e) 1 .54 (e) ,(f) 2 .47 (e) 56 .0 (e)
8 .34 (d) 20,508 1 .70 1 .54 (f) 2 .18 35 .9
2 .32 (d) 21,229 1 .73 1 .56 (f) 2 .05 31 .5
( 14 .55 ) (d) 26,031 1 .60 1 .54 (f) 1 .59 38 .9
3 .05 (d) 39,213 1 .59 1 .56 (f) 1 .31 13 .2
1 .61 (d) 41,166 1 .60 1 .57 (f) 1 .49 40 .1
( 0 .82 ) (c) 274,554 0 .61 (e) ,(h) 0 .46 (e) ,(f) ,(h) 3 .56 (e) 56 .0 (e)
9 .64 279,440 0 .62 (h) 0 .46 (f) ,(h) 3 .27 35 .9
3 .46 235,290 0 .63 (h) 0 .46 (f) ,(h) 3 .15 31 .5
( 13 .65 ) 198,684 0 .53 (h) 0 .47 (f) ,(h) 2 .68 38 .9
4 .05 217,309 0 .54 (h) 0 .51 (f) ,(h) 2 .36 13 .2
2 .70 166,577 0 .54 (h) 0 .51 (f) ,(h) 2 .60 40 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2025(b) $ 8.53 $ 0.13 $ 0 .05 $ 0.18 ( $ 0.14) ( $ 0.14) $ 8.57
2024 7.95 0.25 0.60 0.85 (0.27) (0.27) 8.53
2023 8.19 0.22 (0.22) – (0.24) (0.24) 7.95
2022 9.95 0.16 (1.72) (1.56) (0.20) (0.20) 8.19
2021 10 .17 0.13 (0.16) (0.03) (0.19) (0.19) 9.95
2020 9.78 0.18 0.43 0.61 (0.22) (0.22) 10.17
Class J shares
2025(b) 8.55 0.14 0.05 0.19 (0.15) (0.15) 8.59
2024 7.97 0.26 0.60 0.86 (0.28) (0.28) 8.55
2023 8.21 0.23 (0.22) 0.01 (0.25) (0.25) 7.97
2022 9.98 0.17 (1.72) (1.55) (0.22) (0.22) 8 .21
2021 10.19 0.15 (0.15) – (0.21) (0.21) 9.98
2020 9.81 0.19 0.43 0.62 (0.24) (0.24) 10.19
Institutional shares
2025(b) 8.56 0.14 0.05 0.19 (0.15) (0.15) 8.60
2024 7.98 0.27 0.60 0.87 (0.29) (0.29) 8.56
2023 8.22 0.24 (0.21) 0.03 (0.27) (0.27) 7.98
2022 9 .99 0.18 (1.72) (1.54) (0.23) (0.23) 8.22
2021 10.20 0.16 (0.15) 0.01 (0.22) (0.22) 9.99
2020 9.81 0.20 0.44 0.64 (0.25) (0.25) 10.20
R-3 shares
2025(b) 8.58 0.13 0.04 0.17 (0.13) (0.13) 8.62
2024 8.00 0.23 0.60 0.83 (0.25) (0.25) 8.58
2023 8.24 0.20 (0.21) (0.01) (0.23) (0.23) 8.00
2022 10.01 0.14 (1.72) (1.58) (0.19) (0.19) 8.24
2021 10.22 0.11 (0.15) (0.04) (0.17) (0.17) 10.01
2020 9.83 0.16 0.43 0.59 (0.20) (0.20) 10.22
R-5 shares
2025(b) 8.55 0.14 0.05 0.19 (0.15) (0.15) 8.59
2024 7.97 0.26 0.60 0.86 (0.28) (0.28) 8.55
2023 8.21 0.23 (0.21) 0.02 (0.26) (0.26) 7.97
2022 9.98 0.17 (1.73) (1.56) (0.21) (0.21) 8.21
2021 10.19 0.14 (0.15) (0.01) (0.20) (0.20) 9.98
2020 9.81 0.19 0.42 0.61 (0.23) (0.23) 10.19
R-6 shares
2025(b) 8.55 0.15 0.05 0.20 (0.16) (0.16) 8.59
2024 7.97 0.28 0.60 0.88 (0.30) (0.30) 8.55
2023 8.21 0.25 (0.21) 0.04 (0.28) (0.28) 7.97
2022 9.98 0.19 (1.72) (1.53) (0.24) (0.24) 8.21
2021 10.19 0.17 (0.15) 0.02 (0.23) (0.23) 9.98
2020 9.80 0.21 0.44 0.65 (0.26) (0.26) 10.19

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.14% (c),(d) $ 200,229 0.71% (e) – % 3.13% (e) 12.3% (e)
10.76 (d) 207,573 0.71 – 2.94 13.9
(0.10) (d) 201,448 0.79 – 2.57 9.9
(15.89) (d),(f) 199,804 0.76 – 1.71 13.7
(0.18) (d),(f) 293,606 0.78 – 1.30 15.8
6.32 (d) 337,294 0.82 – 1.77 21.0
2.20 (c),(d) 80,157 0.57 (e),(g) 0.57 (e),(h) 3.27 (e) 12.3 (e)
10.91 (d) 82,571 0.55 (g) 0.56 (h) 3.11 13.9
0.04 (d) 79,226 0.65 (g) 0.67 (h) 2.70 9.9
(15.74) (d) 84,794 0.62 (g) 0.64 (h) 1.85 13.7
(0.05) (d) 114,866 0.64 (g) 0.66 (h) 1.44 15.8
6.34 (d) 132,319 0.68 (g) 0.71 (h) 1.91 21.0
2.27 (c) 565,096 0.43 (e),(i) – 3.41 (e) 12.3 (e)
11.01 542,411 0.44 (i) – 3.20 13.9
0.23 785,524 0.46 (i) – 2.90 9.9
(15.60) 636,066 0.47 (i) – 2.00 13.7
0.06 770,550 0.54 (i) – 1.55 15.8
6.56 674,265 0.58 (i) – 2.02 21.0
2.02 (c) 16,127 0.90 (e) – 2.95 (e) 12.3 (e)
10.47 9,170 0.91 – 2.74 13.9
(0.25) 9,070 0.95 – 2.40 9.9
(15.97) 10,025 0.95 – 1.52 13.7
(0.38) 12,325 0.98 – 1.10 15.8
6.07 19,911 1.02 – 1.59 21.0
2.19 (c) 22,665 0.59 (e) – 3.26 (e) 12.3 (e)
10.85 17,233 0.60 – 3.05 13.9
0.06 19,969 0.64 – 2.72 9.9
(15.76) 18,198 0.64 – 1.81 13.7
(0.07) 32,242 0.67 – 1.41 15.8
6.31 38,478 0.71 – 1.89 21.0
2.32 (c) 9,823,438 0.34 (e) – 3.51 (e) 12.3 (e)
11.14 9,972,321 0.34 – 3.31 13.9
0.32 8,552,003 0.38 – 2.97 9.9
(15.54) 8,288,998 0.38 – 2.10 13.7
0.18 9,159,603 0.41 (i) – 1.67 15.8
6.69 8,278,200 0.45 (i) – 2.15 21.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2025(b) $ 9.07 $ 0.20 ( $ 0.03) $ 0.17 ( $ 0.20) $ – ( $ 0.20) $ 9.04
2024 8.51 0.35 0.55 0.90 (0.34) – (0.34) 9.07
2023 8.84 0.29 (0.35) (0.06) (0.27) – (0.27) 8.51
2022 10.99 0.20 (2.05) (1.85) (0.17) (0.13) ( 0 .30) 8.84
2021 11.57 0.17 (0.03) 0.14 (0.19) (0.53) (0.72) 10.99
2020 11.13 0.24 0.54 0 .78 (0.34) – (0.34) 11.57
Class J shares
2025(b) 9.15 0.20 (0.02) 0.18 (0.20) – (0.20) 9.13
2024 8.58 0.35 0.56 0.91 (0.34) – (0.34) 9.15
2023 8.91 0.28 (0.35) (0.07) (0.26) – (0.26) 8.58
2022 11.08 0.20 (2.07) (1.87) (0.17) (0.13) (0.30) 8.91
2021 11.66 0.18 (0.03) 0 .15 (0.20) (0.53) (0.73) 11.08
2020 11.21 0.25 0.54 0.79 (0.34) – (0.34) 11.66
Institutional shares
2025(b) 9.06 0.21 (0.02) 0.19 (0.21) – (0.21) 9.04
2024 8.51 0.38 0.54 0.92 (0.37) – (0.37) 9.06
2023 8.84 0.31 (0.35) (0.04) (0.29) – (0.29) 8.51
2022 10.98 0.23 (2.04) (1.81) (0.20) (0.13) (0.33) 8.84
2021 11.57 0.21 (0.04) 0.17 (0.23) (0.53) (0.76) 10.98
2020 11.13 0.28 0.53 0.81 (0.37) – (0.37) 11.57
R-3 shares
2025(b) 8.99 0.18 (0.01) 0.17 (0.19) – (0.19) 8.97
2024 8.44 0.33 0.54 0.87 (0.32) – (0.32) 8.99
2023 8.77 0.26 (0.34) (0.08) (0.25) – (0.25) 8.44
2022 10.91 0.18 (2.04) (1.86) (0.15) (0.13) (0.28) 8.77
2021 11.49 0.15 (0.03) 0.12 (0.17) (0.53) (0.70) 10.91
2020 11.06 0.22 0.52 0.74 (0.31) – (0.31) 11.49
R-5 shares
2025(b) 9.00 0.20 (0.02) 0.18 (0.20) – (0.20) 8.98
2024 8.46 0.36 0.53 0.89 (0.35) – (0.35) 9.00
2023 8.78 0.29 (0.33) ( 0 .04) (0.28) – (0.28) 8.46
2022 10.92 0.21 (2.04) (1.83) (0.18) (0.13) (0.31) 8.78
2021 11.50 0.18 (0.03) 0.15 (0.20) (0.53) (0.73) 10.92
2020 11.07 0.25 0.53 0.78 (0.35) – (0.35) 11.50

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.02% (c),(d),(e) $ 64,341 0.80% (f),(g) – % 4.37% (f) 164.2% (f)
10.68 (e) 64,346 0.81 (g) – 3.83 159.6
(0.83) (e) 65,589 0.84 (g) – 3.16 156.0
(17.03) (e) 69,698 0.84 (g) – 2.04 160.7
1.24 (e) 94,268 0.84 (g) – 1.54 181.5
6.98 (d),(e) 100,498 0.88 (g) – 2.12 167.0
1.99 (c),(e) 94,719 0.82 (f),(h) 0.83 (f) ,(i) 4.34 (f) 164.2 (f)
10.72 (e) 95,565 0.80 (h) 0.81 (i) 3.85 159.6
(0 .93) (e) 94,195 0.94 (h) 0.98 (i) 3.06 156.0
(17.08) (e) 103,790 0.85 (h) 0.93 (i) 2.04 160.7
1.25 (e) 142,242 0.82 (h) 0.91 (i) 1.56 181.5
7.07 (d),(e) 155,238 0.83 (h) 0.92 (i) 2.17 167.0
2.18 (c) 341,305 0.48 (f),(g) – 4.69 (f) 164.2 (f)
10.90 330,925 0.51 (g) – 4.14 159.6
(0.44) (d) 330,432 0.56 (g) – 3.44 156.0
(16.89) (d) 350,465 0.56 (g) – 2.34 160.7
1.54 (d) 398,554 0.56 (g) – 1.85 181.5
7.41 318,810 0.57 (g) – 2.44 167.0
1.93 (c) 15,968 1.01 (f) – 4.16 (f) 164.2 (f)
10.42 13,628 1.02 – 3.62 159.6
(1.06) 14,967 1.07 (g) – 2.93 156.0
(17.25) 13,893 1.07 (g) – 1.81 160.7
1 .03 20,465 1.07 (g) – 1.33 181.5
6.83 20,466 1.07 (g) – 1.93 167.0
2.08 (c) 20,396 0.70 (f) – 4.46 (f) 164.2 (f)
10.62 37,351 0.71 – 3.94 159.6
(0.64) 37,949 0.76 (g) – 3.24 156.0
(16.98) 38,423 0.76 (g) – 2.16 160.7
1.34 44,691 0.76 (g) – 1.64 181.5
7.15 49,176 0.76 (g) – 2.23 167.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.
(h) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME FUND
Class A shares
2025(b) $ 11 .96 $ 0 .36 ( $ 0 .15 ) $ 0 .21 ( $ 0 .36 ) $ – ( $ 0 .36 ) $ 11 .81
2024 11 .26 0 .73 0 .71 1 .44 ( 0 .74 ) – ( 0 .74 ) 11 .96
2023 11 .58 0 .70 ( 0 .35 ) 0 .35 ( 0 .67 ) – ( 0 .67 ) 11 .26
2022 13 .87 0 .55 ( 2 .27 ) ( 1 .72 ) ( 0 .56 ) ( 0 .01 ) ( 0 .57 ) 11 .58
2021 12 .57 0 .56 1 .32 1 .88 ( 0 .58 ) – ( 0 .58 ) 13 .87
2020 13 .72 0 .60 ( 1 .15 ) ( 0 .55 ) ( 0 .56 ) ( 0 .04 ) ( 0 .60 ) 12 .57
Class C shares
2025(b) 11 .89 0 .31 ( 0 .16 ) 0 .15 ( 0 .31 ) – ( 0 .31 ) 11 .73
2024 11 .19 0 .64 0 .71 1 .35 ( 0 .65 ) – ( 0 .65 ) 11 .89
2023 11 .51 0 .61 ( 0 .35 ) 0 .26 ( 0 .58 ) – ( 0 .58 ) 11 .19
2022 13 .78 0 .45 ( 2 .25 ) ( 1 .80 ) ( 0 .47 ) – ( 0 .47 ) 11 .51
2021 12 .49 0 .47 1 .29 1 .76 ( 0 .47 ) – ( 0 .47 ) 13 .78
2020 13 .63 0 .50 ( 1 .14 ) ( 0 .64 ) ( 0 .47 ) ( 0 .03 ) ( 0 .50 ) 12 .49
Institutional shares
2025(b) 11 .89 0 .37 ( 0 .15 ) 0 .22 ( 0 .38 ) – ( 0 .38 ) 11 .73
2024 11 .20 0 .76 0 .71 1 .47 ( 0 .78 ) – ( 0 .78 ) 11 .89
2023 11 .52 0 .74 ( 0 .35 ) 0 .39 ( 0 .71 ) – ( 0 .71 ) 11 .20
2022 13 .79 0 .59 ( 2 .24 ) ( 1 .65 ) ( 0 .61 ) ( 0 .01 ) ( 0 .62 ) 11 .52
2021 12 .50 0 .61 1 .31 1 .92 ( 0 .63 ) – ( 0 .63 ) 13 .79
2020 13 .66 0 .64 ( 1 .16 ) ( 0 .52 ) ( 0 .60 ) ( 0 .04 ) ( 0 .64 ) 12 .50
R-6 shares
2025(b) 11 .88 0 .37 ( 0 .15 ) 0 .22 ( 0 .38 ) – ( 0 .38 ) 11 .72
2024 11 .19 0 .76 0 .71 1 .47 ( 0 .78 ) – ( 0 .78 ) 11 .88
2023 11 .51 0 .73 ( 0 .33 ) 0 .40 ( 0 .72 ) – ( 0 .72 ) 11 .19
2022 13 .78 0 .58 ( 2 .23 ) ( 1 .65 ) ( 0 .61 ) ( 0 .01 ) ( 0 .62 ) 11 .51
2021 12 .49 0 .62 1 .30 1 .92 ( 0 .63 ) – ( 0 .63 ) 13 .78
2020 13 .64 0 .64 ( 1 .15 ) ( 0 .51 ) ( 0 .60 ) ( 0 .04 ) ( 0 .64 ) 12 .49

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .74% (c) ,(d) $ 899,221 1 .04% (e) ,(f) 6 .02% (e) 92 .7% (e)
13 .01 (d) 970,669 1 .02 (f) 6 .11 86 .3
2 .98 (d) 1,024,316 1 .03 (g) 5 .95 75 .1
( 12 .68 ) (d) 1,156,493 1 .01 (g) 4 .31 72 .1
15 .13 (d) 1,475,288 1 .02 (g) 4 .10 93 .6
( 4 .01 ) (d) ,(h) 1,246,664 1 .01 (g) 4 .69 79 .7
1 .26 (c) ,(d) 105,063 1 .83 (e) ,(f) 5 .21 (e) 92 .7 (e)
12 .25 (d) 130,856 1 .77 (f) 5 .38 86 .3
2 .18 (d) 168,004 1 .79 (g) 5 .17 75 .1
( 13 .30 ) (d) 269,493 1 .77 (g) 3 .50 72 .1
14 .24 (d) 469,597 1 .76 (g) 3 .48 93 .6
( 4 .71 ) (d) ,(h) 828,186 1 .77 (g) 3 .94 79 .7
1 .84 (c) 1,360,373 0 .69 (e) ,(f) ,(g) 6 .37 (e) 92 .7 (e)
13 .38 1,401,376 0 .69 (f) ,(g) 6 .43 86 .3
3 .36 1,341,117 0 .68 (g) 6 .30 75 .1
( 12 .31 ) 1,769,364 0 .68 (g) 4 .63 72 .1
15 .52 2,448,424 0 .68 (g) 4 .48 93 .6
( 3 .71 ) 2,686,381 0 .68 (g) 5 .03 79 .7
1 .93 (c) ,(h) 94,390 0 .68 (e) ,(f) ,(g) 6 .37 (e) 92 .7 (e)
13 .40 104,439 0 .68 (f) ,(g) 6 .41 86 .3
3 .37 104,419 0 .67 (g) 6 .25 75 .1
( 12 .31 ) 43,433 0 .67 (g) 4 .49 72 .1
15 .54 101,194 0 .68 (g) 4 .54 93 .6
( 3 .70 ) (h) 133,451 0 .67 (g) 5 .04 79 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2025(b) $ 14.22 $ 0.09 $ 0.88 $ 0.97 ( $ 0.28) ( $ 0.40) ( $ 0.68) $ 14.51
2024 11.87 0.19 2.44 2.63 (0.28) – (0.28) 14.22
2023 10.77 0.16 1.01 1.17 (0.07) – (0.07) 11.87
2022 16.33 0.21 (3.85) (3.64) (0.50) (1.42) (1.92) 10.77
2021 12.74 0.18 3.52 3.70 (0.11) – (0.11) 16.33
2020 12.52 0.11 0.34 0.45 (0.23) – (0.23) 12.74
Class J shares
2025(b) 14.02 0.10 0.85 0.95 (0.30) (0.40) (0.70) 14.27
2024 11.70 0.21 2.41 2.62 (0.30) – (0.30) 14.02
2023 10.62 0.17 1.00 1.17 (0.09) – (0.09) 11.70
2022 16.13 0.22 (3.79) (3.57) (0.52) (1.42) (1.94) 10.62
2021 12.58 0.20 3.48 3.68 (0.13) – (0.13) 16.13
2020 12.37 0.12 0.34 0.46 (0.25) – (0.25) 12.58
Institutional shares
2025(b) 14.14 0.10 0.88 0.98 (0.32) (0.40) (0.72) 14.40
2024 11.81 0.23 2.43 2.66 (0.33) – (0.33) 14.14
2023 10.71 0.21 1.01 1.22 (0.12) – (0.12) 11.81
2022 16.25 0.25 (3.82) (3.57) (0.55) (1.42) (1.97) 10.71
2021 12.68 0.24 3.49 3.73 (0.16) – (0.16) 16.25
2020 12.47 0.15 0.34 0.49 (0.28) – (0.28) 12.68
R-3 shares
2025(b) 14.17 0.08 0.87 0.95 (0.27) (0.40) (0.67) 14.45
2024 11.84 0.18 2.43 2.61 (0.28) – (0.28) 14.17
2023 10.74 0.15 1.00 1.15 (0.05) – (0.05) 11.84
2022 16.28 0.19 (3.83) (3.64) (0.48) (1.42) (1.90) 10.74
2021 12.70 0.17 3.51 3.68 (0.10) – (0.10) 16.28
2020 12.49 0.10 0.33 0.43 (0.22) – (0.22) 12.70
R-5 shares
2025(b) 14.38 0.10 0.88 0.98 (0.31) (0.40) (0.71) 14.65
2024 12.00 0.22 2.47 2.69 (0.31) – (0.31) 14.38
2023 10.89 0.18 1.02 1.20 (0.09) – (0.09) 12.00
2022 16.48 0.23 (3.88) (3.65) (0.52) (1.42) (1.94) 10.89
2021 12.85 0.21 3.56 3.77 (0.14) – (0.14) 16.48
2020 12.64 0.14 0.33 0.47 (0.26) – (0.26) 12.85
R-6 shares
2025(b) 14.15 0.04 0.95 0.99 (0.34) (0.40) (0.74) 14.40
2024 11.82 0.25 2.43 2.68 (0.35) – (0.35) 14 .15
2023 10.73 0.22 1.00 1.22 (0.13) – (0.13) 11.82
2022 16.27 0.26 (3.82) (3.56) (0.56) (1.42) (1.98) 10.73
2021 12.69 0.23 3.52 3.75 (0.17) – (0.17) 16.27
2020 12.48 0.17 0.34 0.51 (0.30) – (0.30) 12.69

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.20% (c),(d) $ 225,137 1.22% (e),(f) – % 1.30% (e) 39.5% (e)
22.37 (d) 221,725 1.18 (g) – 1.40 35.0
10.89 (d) 197,169 1.29 (h) – 1.28 42.2
(25.02) (d) 193,894 1.23 (h) – 1.65 57.0
29.16 (d) 267,701 1.18 – 1.16 48.7
3.59 (d) 209,868 1.20 (i) – 0.90 45.1
7.19 (c),(d) 157,759 1.10 (e),(f),(j) 1 .11 (e),(k) 1.44 (e) 39.5 (e)
22.60 (d) 151,958 1.05 (g),(j) 1.06 (k) 1.54 35.0
11.01 (d) 133,313 1.17 (h),(j) 1.19 (k) 1.41 42.2
(24.93) (d) 125,792 1.12 (h),(j) 1.14 (k) 1.76 57.0
29.35 (d) 178,815 1.05 (j) 1.08 (k) 1.28 48.7
3.67 (d) 143,722 1.09 (j) 1.15 (k) 1.01 45 .1
7.35 (c) 143,730 0.86 (e),(f),(i) – 1.43 (e) 39.5 (e)
22.79 197,038 0.86 (g),(i) – 1.67 35.0
11.40 388,034 0.88 (h),(i) – 1.70 42.2
(24.77) 402,288 0.88 (h),(i) – 1.99 57.0
29.63 (l) 557,003 0.85 (i) – 1.50 48.7
3.86 (l) 400,116 0.85 (i) – 1.26 45.1
7.06 (c) 12,852 1.36 (e),(f) – 1.18 (e) 39.5 (e)
22.23 10,274 1.32 (g) – 1.27 35.0
10.77 9,612 1.36 (h) – 1.19 42.2
(25.09) 9,164 1.35 (h) – 1.50 57.0
29.03 14,118 1.32 – 1.06 48.7
3.38 10,932 1.30 (i) – 0.78 45.1
7.22 (c) 22,878 1.05 (e),(f) – 1.45 (e) 39.5 (e)
22.63 18,466 1.01 (g) – 1.57 35.0
11.10 17,975 1.05 (h) – 1.49 42.2
(24.85) 23,589 1.04 (h) – 1.76 57.0
29.41 41,789 1.01 – 1.35 48.7
3.72 32,242 0.99 (i) – 1.11 45.1
7.44 (c) 513,343 0.75 (e),(f),(i) – 0.61 (e) 39.5 (e)
22.89 6,157,664 0.76 (g) – 1.80 35.0
11.40 3,725,314 0.79 (h),(i) – 1.78 42.2
(24.66) 3,254,802 0.78 (h),(i) – 2.08 57.0
29.71 4,491,999 0.74 (i) – 1.51 48.7
4.03 10,370,769 0.73 (i) – 1.38 45.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Includes 0.01% of expense associated with consulting fees. The expense is not subject to the Manager's contractual expense limit.
(g) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(i) Subject to Manager's contractual expense limit.
(j) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(k) Excludes expense reimbursement from Manager and/or Distributor.
(l) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2025(b) $ 43.04 $ 0.30 ( $ 1.46) ( $ 1.16) ( $ 0.27) ( $ 3.72) ( $ 3.99) $ 37.89
2024 33.09 0.66 10.18 10.84 (0.63) (0.26) (0.89) 43.04
2023 35.30 0.69 (0.88) (0.19) (0.67) (1.35) (2.02) 33.09
2022 41.63 0.56 (4.79) (4.23) ( 0 .49) (1.61) (2.10) 35.30
2021 30.66 0.51 10.94 11.45 (0.48) – (0.48) 41.63
2020 33.25 0.55 (1.68) (1.13) (0.51) (0.95) (1.46) 30.66
Class C shares
2025(b) 41.64 0.14 (1.41) (1.27) (0.12) (3.72) (3.84) 36.53
2024 32.04 0.36 9.84 10.20 (0.34) (0.26) (0.60) 41.64
2023 34.23 0.41 (0.85) (0.44) (0.40) (1.35) (1.75) 32.04
2022 40.42 0.26 (4.63) (4.37) (0.21) (1.61) (1.82) 34.23
2021 29.78 0.22 10.62 10.84 (0.20) – (0.20) 40.42
2020 32.33 0.31 (1.62) (1.31) (0.29) (0.95) (1.24) 29.78
Class J shares
2025(b) 43.10 0.32 (1.46) (1.14) (0.30) (3.72) (4.02) 37.94
2024 33.13 0.71 10.20 10.91 (0.68) (0.26) (0.94) 43.10
2023 35.34 0.73 (0.89) (0.16) (0.70) (1.35) (2.05) 33.13
2022 41.68 0 .60 (4.80) (4.20) (0.53) (1.61) (2.14) 35.34
2021 30.70 0.55 10.94 11.49 (0.51) – (0.51) 41.68
2020 33.29 0.57 (1.69) (1.12) (0.52) (0.95) (1.47) 30.70
Institutional shares
2025(b) 43.11 0.37 (1.47) (1.10) (0.34) (3.72) (4.06) 37.95
2024 33.14 0.80 10.20 11.00 (0.77) (0.26) (1.03) 43.11
2023 35.36 0.82 (0.89) (0.07) (0.80) (1.35) (2.15) 33.14
2022 41.69 0.69 (4.79) (4.10) (0.62) (1.61) (2.23) 35.36
2021 30.71 0.64 10.95 11.59 (0.61) – (0.61) 41.69
2020 33.31 0.66 (1.68) (1.02) (0.63) (0.95) (1.58) 30.71
R-3 shares
2025(b) 42.87 0.26 (1.46) (1.20) (0.23) (3.72) (3.95) 37.72
2024 32.97 0.57 10.14 10.71 (0.55) (0.26) (0.81) 42.87
2023 35.18 0.62 (0.88) (0.26) (0.60) (1.35) (1.95) 32.97
2022 41.49 0.48 (4.77) (4.29) (0.41) (1.61) (2.02) 35.18
2021 30.56 0.43 10.90 11.33 (0.40) – (0.40) 41.49
2020 33.14 0.49 (1.67) (1.18) (0.45) (0.95) (1.40) 30.56
R-5 shares
2025(b) 43.05 0.32 (1.46) (1.14) (0.30) (3.72) (4.02) 37.89
2024 33.10 0.71 10.17 10.88 (0.67) (0.26) (0.93) 43.05
2023 35.31 0.73 (0.88) (0.15) (0.71) (1.35) (2.06) 33.10
2022 41.64 0.60 (4.79) (4.19) (0.53) (1.61) (2.14) 35.31
2021 30.67 0.55 10.93 11.48 (0.51) – (0.51) 41.64
2020 33.26 0.58 (1.67) (1.09) (0.55) (0.95) (1.50) 30.67

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(3.23) % (c),(d),(e) $ 1,157,568 0.86% (f) – % 1.51% (f) 18.6% (f)
33.11 (e) 1,296,060 0.85 – 1.68 16.3
(0.83) (e) 1,078,315 0.87 – 1.96 13.3
(10.64) (e) 1,176,246 0.86 – 1.48 16.9
37.51 (e) 1,424,668 0.86 – 1.33 22.0
(3.49) (e) 1,049,990 0.88 – 1.79 16.9
(3.60) (c),(e) 62,204 1.64 (f) – 0.73 (f) 18.6 (f)
32.10 (e) 74,647 1.62 – 0.94 16.3
(1.59) (e) 72,774 1.65 – 1.20 13.3
(11.33) (d),(e) 97,145 1.62 – 0.72 16.9
36.49 (d),(e) 125,768 1.61 – 0.61 22.0
(4.23) (e) 120,112 1.63 – 1.05 16.9
(3.17) (c),(e) 82,341 0.75 (f),(g) 0.76 (f),(h) 1.62 (f) 18.6 (f)
33.27 (e) 89,080 0.74 (g) 0.75 (h) 1.79 16.3
(0.75) (e) 70,291 0.79 (g) 0.81 (h) 2.05 13.3
(10.55) (e) 76,630 0.77 (g) 0.79 (h) 1.58 16.9
37.60 (e) 86,651 0.77 (g) 0.79 (h) 1.42 22.0
(3.44) (e) 61,063 0.82 (g) 0.85 (h) 1.84 16.9
(3.07) (c) 6,671,657 0.52 (f),(i) – 1.85 (f) 18.6 (f)
33.55 7,405,320 0.52 (i) – 2.01 16.3
(0.50) 6,448,013 0.52 (i) – 2.32 13.3
(10.32) (d) 7,731,338 0.52 (i) – 1.82 16.9
37.97 (d) 9,001,763 0.52 (i) – 1.68 22.0
(3.14) 6,372,962 0.52 (i) – 2.14 16.9
(3.33) (c) 26,490 1.08 (f) – 1.29 (f) 18.6 (f)
32.79 29,118 1.08 – 1.46 16.3
(1.05) 25,777 1.08 – 1.77 13.3
(10.81) 30,045 1.08 – 1.27 16.9
37.21 33,754 1.07 – 1.12 22.0
(3.68) 24,058 1.08 – 1.59 16.9
(3.18) (c) 153,066 0.77 (f) – 1.61 (f) 18.6 (f)
33.21 129,846 0.77 – 1.80 16.3
(0.73) 127,806 0.77 – 2.07 13.3
(10.54) 147,468 0.77 – 1.57 16.9
37.62 179,232 0.76 – 1.43 22.0
(3.37) 129,146 0.77 – 1.89 16.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Institutional shares
2025(b) $ 8 .93 $ 0 .33 $ 0 .06 $ 0 .39 ( $ 0 .32 ) $ – $ – ( $ 0 .32 ) $ 9 .00
2024 8 .25 0 .72 0 .61 1 .33 ( 0 .65 ) – – ( 0 .65 ) 8 .93
2023 7 .92 0 .61 0 .26 0 .87 ( 0 .54 ) – – ( 0 .54 ) 8 .25
2022 10 .28 0 .49 ( 2 .21 ) ( 1 .72 ) ( 0 .64 ) – – ( 0 .64 ) 7 .92
2021 10 .24 0 .39 0 .07 0 .46 ( 0 .29 ) ( 0 .09 ) ( 0 .04 ) ( 0 .42 ) 10 .28
2020 10 .51 0 .39 ( 0 .09 ) 0 .30 ( 0 .40 ) ( 0 .17 ) – ( 0 .57 ) 10 .24

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .49% (c) $ 653,900 0 .84% (d) ,(e) 7 .52% (d) 127 .8% (d)
16 .48 660,597 0 .85 (e) 8 .18 172 .3
10 .97 447,683 0 .85 (e) 7 .02 139 .8
( 17 .17 ) 378,572 0 .84 (e) 5 .24 117 .4
4 .47 770,197 0 .85 (e) 3 .69 170 .3
2 .90 226,511 0 .85 (e) 3 .78 285 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
Class A shares
2025(b) $ 26.87 $ 0.05 $ 0.21 $ 0.26 $ – $ – $ – $ 27.13
2024 22.69 0.27 4.36 4.63 (0.45) – (0.45) 26.87
2023 20.06 0.28 2.59 2.87 (0.24) – (0.24) 22.69
2022 31.87 0.37 (10.12) (9.75) (0.31) (1.75) (2.06) 20.06
2021 26.98 0.20 4.73 4.93 (0.04) – (0.04) 31.87
2020 25.02 0.13 2.55 2.68 (0.44) (0.28) (0.72) 26.98
Class J shares
2025(b) 25.70 0.06 0.21 0.27 (0.02) – (0.02) 25.95
2024 21.72 0.30 4.17 4.47 (0.49) – (0.49) 25.70
2023 19.23 0.30 2.47 2.77 (0.28) – (0.28) 21.72
2022 30.64 0.38 (9.67) (9.29) (0.37) (1.75) (2.12) 19.23
2021 25.94 0.25 4.53 4 .78 (0.08) – (0.08) 30.64
2020 24.09 0.17 2.45 2.62 (0.49) (0.28) (0.77) 25.94
Institutional shares
2025(b) 26.57 0.10 0.20 0.30 (0.07) – (0.07) 26.80
2024 22.44 0.22 4.45 4.67 (0.54) – (0.54) 26 .57
2023 19.86 0.36 2.54 2.90 (0.32) – (0.32) 22.44
2022 31.58 0.47 (10.01) (9.54) (0.43) (1.75) (2.18) 19.86
2021 26.72 0.32 4.66 4.98 (0.12) – (0.12) 31.58
2020 24.78 0.22 2.54 2.76 (0.54) (0.28) (0.82) 26.72
R-3 shares
2025(b) 26.49 0.04 0.21 0.25 – – – 26.74
2024 22.37 0.22 4.31 4.53 (0.41) – (0.41) 26.49
2023 19.79 0.23 2.56 2.79 (0.21) – (0.21) 22.37
2022 31.46 0.31 (9.96) (9.65) (0.27) (1.75) (2.02) 19.79
2021 26.64 0.17 4.65 4.82 – – – 31.46
2020 24.72 0.09 2.52 2.61 (0.41) (0.28) (0.69) 26.64
R-5 shares
2025(b) 26.72 0.08 0.22 0.30 (0.04) – (0.04) 26.98
2024 22.52 0.30 4.34 4.64 (0.44) – (0.44) 26.72
2023 19.93 0.31 2.56 2.87 (0.28) – (0.28) 22.52
2022 31.66 0.40 (10.02) (9.62) (0.36) (1.75) (2.11) 19.93
2021 26.79 0.26 4.69 4.95 (0.08) – (0.08) 31.66
2020 24.84 0.17 2.54 2.71 (0.48) (0.28) (0.76) 26.79
R-6 shares
2025(b) 26 .62 0.11 0.21 0.32 (0.09) – (0.09) 26.85
2024 22.47 0.14 4.56 4.70 (0.55) – (0.55) 26.62
2023 19.88 0.35 2.58 2.93 (0.34) – (0.34) 22.47
2022 31.60 0.44 (9.95) (9.51) (0.46) (1.75) (2.21) 19.88
2021 26.74 0.36 4.65 5.01 (0.15) – (0.15) 31.60
2020 24.79 0.26 2.52 2.78 (0.55) (0.28) (0.83) 26.74

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.00% (c),(d),(e) $ 64,895 1.46% (f),(g),(h) – % 0.35% (f) 27.6% (f)
20.63 (e) 67,819 1.46 (g),(i) – 1.06 28.5
14.33 (e) 63,629 1.47 (g) – 1.20 32.4
(32.46) (e) 60,893 1.55 (g) – 1.44 34.7
18.27 (e) 91,585 1.56 (g),(i) – 0.63 43.9
10.84 (e),(j) 76,952 1.55 (g) – 0.55 53.9
1.04 (c),(e) 69,532 1.31 (f),(h),(k) 1.39 (f),(l) 0.50 (f) 27.6 (f)
20.84 (e) 71,586 1.31 (i),(k) 1.45 (l) 1.22 28.5
14.46 (e) 65,679 1.31 (k) 1.59 (l) 1.35 32.4
(32.31) (e) 61,730 1.37 (k) 1.52 (l) 1.58 34.7
18.46 (e) 99,899 1.38 (i),(k) 1.48 (l) 0.80 43.9
11.01 (e),(j) 89,271 1.37 (k) 1.62 (l) 0.73 53.9
1.15 (c) 37,484 1.11 (f),(g),(h) – 0.73 (f) 27.6 (f)
21.07 31,746 1.11 (g),(i) – 0.89 28.5
14.66 67,145 1.12 (g) – 1.54 32.4
(32.20) 60,449 1.20 (g) – 1.90 34.7
18.66 73,485 1.21 (g),(i) – 0.98 43.9
11.21 (d),(j) 62,738 1.20 (g) – 0.90 53.9
0.94 (c) 4,717 1.56 (f),(h) – 0.29 (f) 27.6 (f)
20.45 3,762 1.63 (i) – 0.88 28.5
14.10 4,132 1.66 – 1.00 32.4
(32.54) 3,733 1.69 – 1.23 34.7
18.09 6,358 1.68 (i) – 0.53 43.9
10.67 (j) 5,693 1.71 (g) – 0.39 53.9
1 .11 (c) 4,352 1.25 (f),(h) – 0.61 (f) 27.6 (f)
20.81 3,027 1.32 (i) – 1.20 28.5
14.42 4,691 1.35 – 1.32 32.4
(32.32) 4,563 1.38 – 1.60 34.7
18.48 8,234 1.37 (i) – 0.79 43.9
10.98 (d),(j) 8,537 1.40 (g) – 0.68 53.9
1.20 (c) 2,360,852 1.00 (f),(g),(h) – 0.83 (f) 27.6 (f)
21.16 2,240,199 1.02 (g),(i) – 0.51 28.5
14.81 3,961 1.04 (g) – 1.51 32.4
(32 .14) (d) 2,165 1.09 (g) – 1.71 34.7
18.79 (d) 4,121 1.10 (g),(i) – 1.12 43.9
11.31 (d),(j) 3,086 1.09 (g) – 1.07 53.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.
(h) Includes 0.01% of expense associated with consulting fees. The expense is not subject to the Manager's contractual expense limit.
(i) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(j) During the fiscal year ending October 31, 2020, the Fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(k) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(l) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2025(b) $ 9 .04 $ 0 .08 ( $ 0 .29 ) ( $ 0 .21 ) ( $ 0 .20 ) $ – ( $ 0 .20 ) $ 8 .63
2024 7 .25 0 .16 1 .83 1 .99 ( 0 .20 ) – ( 0 .20 ) 9 .04
2023 7 .69 0 .16 ( 0 .54 ) ( 0 .38 ) ( 0 .06 ) – ( 0 .06 ) 7 .25
2022 10 .83 0 .14 ( 3 .03 ) ( 2 .89 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 7 .69
2021 7 .98 0 .12 2 .80 2 .92 ( 0 .07 ) – ( 0 .07 ) 10 .83
2020 10 .11 0 .13 ( 1 .83 ) ( 1 .70 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 7 .98
Institutional shares
2025(b) 9 .86 0 .10 ( 0 .31 ) ( 0 .21 ) ( 0 .23 ) – ( 0 .23 ) 9 .42
2024 7 .90 0 .21 1 .99 2 .20 ( 0 .24 ) – ( 0 .24 ) 9 .86
2023 8 .37 0 .21 ( 0 .58 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .90
2022 11 .76 0 .19 ( 3 .30 ) ( 3 .11 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 8 .37
2021 8 .64 0 .16 3 .04 3 .20 ( 0 .08 ) – ( 0 .08 ) 11 .76
2020 10 .90 0 .17 ( 1 .97 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
R-3 shares
2025(b) 9 .78 0 .10 ( 0 .34 ) ( 0 .24 ) ( 0 .21 ) – ( 0 .21 ) 9 .33
2024 7 .84 0 .15 2 .00 2 .15 ( 0 .21 ) – ( 0 .21 ) 9 .78
2023 8 .31 0 .16 ( 0 .58 ) ( 0 .42 ) ( 0 .05 ) – ( 0 .05 ) 7 .84
2022 11 .68 0 .13 ( 3 .26 ) ( 3 .13 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 8 .31
2021 8 .61 0 .12 3 .02 3 .14 ( 0 .07 ) – ( 0 .07 ) 11 .68
2020 10 .88 0 .13 ( 1 .97 ) ( 1 .84 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 8 .61
R-5 shares
2025(b) 9 .83 0 .09 ( 0 .31 ) ( 0 .22 ) ( 0 .22 ) – ( 0 .22 ) 9 .39
2024 7 .87 0 .20 1 .99 2 .19 ( 0 .23 ) – ( 0 .23 ) 9 .83
2023 8 .35 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .08 ) – ( 0 .08 ) 7 .87
2022 11 .74 0 .18 ( 3 .28 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .35
2021 8 .64 0 .14 3 .03 3 .17 ( 0 .07 ) – ( 0 .07 ) 11 .74
2020 10 .90 0 .14 ( 1 .95 ) ( 1 .81 ) ( 0 .14 ) ( 0 .31 ) ( 0 .45 ) 8 .64
R-6 shares
2025(b) 9 .87 0 .11 ( 0 .31 ) ( 0 .20 ) ( 0 .24 ) – ( 0 .24 ) 9 .43
2024 7 .91 0 .22 1 .99 2 .21 ( 0 .25 ) – ( 0 .25 ) 9 .87
2023 8 .38 0 .22 ( 0 .59 ) ( 0 .37 ) ( 0 .10 ) – ( 0 .10 ) 7 .91
2022 11 .77 0 .19 ( 3 .29 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .38
2021 8 .64 0 .17 3 .04 3 .21 ( 0 .08 ) – ( 0 .08 ) 11 .77
2020 10 .90 0 .18 ( 1 .98 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 2 .27 ) % (c) ,(d) $ 50,332 1 .37% (e) 1 .81% (e) 19 .2% (e)
27 .66 (d) 58,008 1 .33 (f) 1 .95 27 .5
( 4 .98 ) (d) 55,011 1 .36 2 .01 24 .3
( 27 .34 ) (d) 82,943 1 .31 1 .45 16 .8
36 .76 (d) 112,900 1 .29 1 .22 25 .9
( 17 .41 ) (d) 83,680 1 .33 1 .48 41 .7
( 2 .01 ) (c) 947,602 0 .94 (e) ,(g) 2 .26 (e) 19 .2 (e)
28 .08 1,044,659 0 .95 (f) ,(g) 2 .33 27 .5
( 4 .54 ) 1,090,278 0 .94 (g) 2 .43 24 .3
( 27 .10 ) 1,422,719 0 .94 (g) 1 .79 16 .8
37 .21 2,394,983 0 .94 (g) 1 .53 25 .9
( 17 .09 ) 1,587,908 0 .94 (g) 1 .87 41 .7
( 2 .39 ) (c) 609 1 .46 (e) 2 .08 (e) 19 .2 (e)
27 .53 1,846 1 .46 (f) 1 .62 27 .5
( 5 .13 ) 724 1 .45 1 .88 24 .3
( 27 .40 ) 578 1 .45 1 .27 16 .8
36 .57 544 1 .44 1 .11 25 .9
( 17 .51 ) 379 1 .44 1 .36 41 .7
( 2 .19 ) (c) 9,441 1 .15 (e) 2 .00 (e) 19 .2 (e)
27 .97 8,510 1 .15 (f) 2 .13 27 .5
( 4 .84 ) 6,431 1 .14 2 .24 24 .3
( 27 .13 ) 5,935 1 .14 1 .79 16 .8
36 .91 353 1 .13 1 .27 25 .9
( 17 .22 ) 199 1 .13 1 .57 41 .7
( 1 .95 ) (c) 688,715 0 .90 (e) 2 .29 (e) 19 .2 (e)
28 .27 (h) 721,279 0 .90 (f) 2 .39 27 .5
( 4 .59 ) (h) 650,870 0 .89 2 .47 24 .3
( 27 .02 ) 707,703 0 .88 (g) 1 .84 16 .8
37 .35 1,585,562 0 .87 (g) 1 .59 25 .9
( 17 .06 ) 1,039,109 0 .88 (g) 1 .92 41 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2025(b) $ 8.89 $ 0.15 $ 0.11 $ 0.26 ( $ 0.15) ( $ 0.15) $ 9.00
2024 8.26 0.24 0.64 0.88 (0.25) (0.25) 8.89
2023 8.62 0.20 (0.33) (0.13) (0.23) (0.23) 8.26
2022 10.32 0.09 (1.66) (1.57) (0.13) (0.13) 8.62
2021 10.59 0.03 (0.18) (0.15) (0.12) (0.12) 10.32
2020 10.52 0.15 0.14 0.29 (0.22) (0.22) 10.59
Class J shares
2025(b) 8.92 0.15 0.11 0.26 (0.15) (0.15) 9.03
2024 8.28 0.24 0.64 0.88 (0.24) (0.24) 8 .92
2023 8.64 0.20 (0.34) (0.14) (0.22) (0.22) 8.28
2022 10.35 0.09 (1.68) (1.59) (0.12) (0.12) 8.64
2021 10.62 0.03 (0.19) (0.16) (0.11) (0.11) 10.35
2020 10.55 0 .15 0.14 0.29 (0.22) (0.22) 10.62
Institutional shares
2025(b) 8.91 0.16 0.11 0.27 (0.16) (0.16) 9.02
2024 8.28 0.27 0.63 0.90 (0.27) (0.27) 8.91
2023 8.63 0.23 (0.32) (0.09) (0.26) (0.26) 8.28
2022 10.34 0.11 (1.67) (1.56) (0.15) (0.15) 8.63
2021 10.61 0.06 (0.19) (0.13) (0.14) (0.14) 10.34
2020 10.54 0.18 0.14 0.32 (0.25) (0.25) 10.61
R-3 shares
2025(b) 8.92 0.14 0.10 0.24 (0.14) (0.14) 9 .02
2024 8.28 0.23 0.64 0.87 (0.23) (0.23) 8.92
2023 8.64 0.19 (0.33) (0.14) (0.22) (0.22) 8.28
2022 10.34 0.07 (1.66) (1.59) (0.11) (0.11) 8.64
2021 10.62 0.01 (0.19) (0.18) ( 0 .10) (0.10) 10.34
2020 10.55 0.14 0.13 0.27 (0.20) (0.20) 10.62
R-5 shares
2025(b) 8.92 0.15 0.11 0.26 (0.15) (0.15) 9.03
2024 8.29 0.25 0.64 0.89 (0.26) (0.26) 8.92
2023 8.64 0.22 (0.32) (0.10) (0.25) (0.25) 8.29
2022 10.35 0.10 (1.67) (1.57) (0.14) (0.14) 8.64
2021 10.62 0 .05 (0.19) (0.14) (0.13) (0.13) 10.35
2020 10.55 0.17 0.14 0.31 (0.24) (0.24) 10.62

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.92% (c),(d) $ 139,078 0.81% (e) – % 3.40% (e) 290.1% (e)
10.66 (d) 141,861 0.81 – 2.72 233.7
(1.65) (d) 145,881 0.85 – 2.30 128.0
(15.37) (d) 172,969 0.78 – 0.94 352.1
(1.44) (d) 229,225 0.77 – 0.32 343.7
2.82 (d) 263,721 0.80 – 1.44 84.3
2.88 (c),(d) 68,701 0.87 (e),(f) 0.87 (e),(g) 3.34 (e) 290.1 (e)
10.72 (d) 68,059 0.83 (f) 0.85 (g) 2.69 233.7
(1.71) (d) 68,323 0.91 (f) 0.93 (g) 2.24 128.0
(15.46) (d) 77,181 0.82 (f) 0.84 (g) 0.90 352.1
(1.47) (d) 99,128 0.80 (f) 0.83 (g) 0.29 343.7
2.79 (d) 117,748 0.82 (f) 0.85 (g) 1.42 84.3
3.06 (c) 425,954 0.53 (e),(h) – 3.68 (e) 290.1 (e)
10.93 444,116 0.53 (h) – 2.99 233.7
(1.22) 393,944 0 .53 (h) – 2.62 128.0
(15.22) 500,833 0.52 (h) – 1.18 352.1
(1.19) 770,058 0.52 (h) – 0.58 343.7
3.09 1,083,668 0.53 (h) – 1.72 84.3
2.72 (c) 3,447 0.98 (e),(h) – 3.07 (e) 290.1 (e)
10.56 2,736 0.98 (h) – 2.54 233.7
(1.78) 3,034 0.98 (h) – 2.17 128.0
(15.51) 3,656 0.98 (h) – 0.73 352.1
(1.74) 5,493 0.98 (h) – 0.11 343.7
2.62 8,704 0.98 (h) – 1.29 84.3
2.98 (c) 7,658 0.67 (e),(h) – 3.38 (e) 290.1 (e)
10.77 5,868 0.67 (h) – 2.86 233.7
(1.36) 8,534 0.67 (h) – 2.48 128.0
(15.33) 8,761 0.67 (h) – 1.02 352.1
(1.34) 16,336 0.67 (h) – 0.43 343.7
2.94 24,044 0.67 (h) – 1.57 84.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2025(b) $ 1 .00 $ 0 .02 $ – $ 0 .02 ( $ 0 .02 ) ( $ 0 .02 ) $ 1 .00
2024 1 .00 0 .05 – 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023 1 .00 0 .04 0 .01 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2022 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – – 1 .00
2020 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
R-6 shares
2025(b) 1 .00 0 .02 – 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2024 1 .00 0 .05 – 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023(g) 1 .00 0 .04 – 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
2 .13% (c) $ 507,872 0 .19% (d) ,(e) 0 .20% (d) ,(f) 4 .23% (d)
5 .25 352,741 0 .19 (e) 0 .21 (f) 5 .11
4 .71 191,888 0 .15 (e) 0 .16 (f) 3 .71
0 .81 2,979,627 0 .14 (e) 0 .15 (f) 0 .73
0 .00 3,657,679 0 .04 (e) 0 .16 (f) 0 .00
0 .60 3,077,863 0 .12 (e) 0 .16 (f) 0 .60
2 .15 (c) 4,327,297 0 .14 (d) ,(e) 0 .16 (d) ,(f) 4 .30 (d)
5 .31 3,389,284 0 .14 (e) 0 .16 (f) 5 .17
4 .35 (c) 2,582,939 0 .14 (d) ,(e) 0 .16 (d) ,(f) 4 .80 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual and/or voluntary expense limit.
(f) Excludes expense reimbursement from Manager.
(g) Period from December 12, 2022, date operations commenced, through October 31, 2023.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2025(b) $ 6 .83 $ 0 .21 ( $ 0 .15 ) $ 0 .06 ( $ 0 .22 ) ( $ 0 .22 ) $ 6 .67
2024 6 .31 0 .42 0 .52 0 .94 ( 0 .42 ) ( 0 .42 ) 6 .83
2023 6 .29 0 .37 0 .03 0 .40 ( 0 .38 ) ( 0 .38 ) 6 .31
2022 7 .33 0 .32 ( 1 .02 ) ( 0 .70 ) ( 0 .34 ) ( 0 .34 ) 6 .29
2021 7 .01 0 .32 0 .35 0 .67 ( 0 .35 ) ( 0 .35 ) 7 .33
2020 7 .15 0 .36 ( 0 .13 ) 0 .23 ( 0 .37 ) ( 0 .37 ) 7 .01
Class C shares
2025(b) 6 .93 0 .19 ( 0 .16 ) 0 .03 ( 0 .19 ) ( 0 .19 ) 6 .77
2024 6 .40 0 .37 0 .53 0 .90 ( 0 .37 ) ( 0 .37 ) 6 .93
2023 6 .38 0 .32 0 .02 0 .34 ( 0 .32 ) ( 0 .32 ) 6 .40
2022 7 .43 0 .27 ( 1 .03 ) ( 0 .76 ) ( 0 .29 ) ( 0 .29 ) 6 .38
2021 7 .10 0 .28 0 .34 0 .62 ( 0 .29 ) ( 0 .29 ) 7 .43
2020 7 .23 0 .32 ( 0 .13 ) 0 .19 ( 0 .32 ) ( 0 .32 ) 7 .10
Institutional shares
2025(b) 6 .76 0 .22 ( 0 .15 ) 0 .07 ( 0 .23 ) ( 0 .23 ) 6 .60
2024 6 .25 0 .43 0 .52 0 .95 ( 0 .44 ) ( 0 .44 ) 6 .76
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .34 ( 1 .01 ) ( 0 .67 ) ( 0 .36 ) ( 0 .36 ) 6 .24
2021 6 .96 0 .34 0 .34 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .27
2020 7 .10 0 .38 ( 0 .13 ) 0 .25 ( 0 .39 ) ( 0 .39 ) 6 .96
R-6 shares
2025(b) 6 .76 0 .22 ( 0 .15 ) 0 .07 ( 0 .23 ) ( 0 .23 ) 6 .60
2024 6 .25 0 .44 0 .51 0 .95 ( 0 .44 ) ( 0 .44 ) 6 .76
2023 6 .24 0 .39 0 .02 0 .41 ( 0 .40 ) ( 0 .40 ) 6 .25
2022 7 .27 0 .35 ( 1 .01 ) ( 0 .66 ) ( 0 .37 ) ( 0 .37 ) 6 .24
2021 6 .96 0 .35 0 .34 0 .69 ( 0 .38 ) ( 0 .38 ) 7 .27
2020 7 .10 0 .38 ( 0 .12 ) 0 .26 ( 0 .40 ) ( 0 .40 ) 6 .96

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .81% (c) ,(d) $ 393,113 0 .90% (e) 6 .35% (e) 38 .0% (e)
15 .15 (d) 421,065 0 .91 6 .22 39 .1
6 .31 (d) 414,017 0 .94 5 .70 28 .0
( 9 .71 ) (d) 426,999 0 .91 4 .74 33 .1
9 .64 (d) 539,969 0 .91 4 .44 63 .0
3 .39 (d) 513,993 0 .91 5 .22 77 .7
0 .40 (c) ,(d) 22,290 1 .69 (e) 5 .56 (e) 38 .0 (e)
14 .21 (d) 24,716 1 .69 5 .44 39 .1
5 .37 (d) 29,469 1 .75 4 .88 28 .0
( 10 .42 ) (d) 39,928 1 .69 3 .94 33 .1
8 .87 (d) 62,973 1 .64 3 .74 63 .0
2 .74 (d) 118,320 1 .65 4 .51 77 .7
0 .97 (c) 1,447,978 0 .60 (e) ,(f) 6 .63 (e) 38 .0 (e)
15 .48 1,359,544 0 .61 (f) 6 .52 39 .1
6 .55 1,183,194 0 .61 (f) 6 .03 28 .0
( 9 .50 ) (g) 1,140,046 0 .61 (f) 5 .04 33 .1
10 .05 (g) 1,535,963 0 .61 (f) 4 .73 63 .0
3 .73 1,379,657 0 .61 (f) 5 .51 77 .7
1 .02 (c) 4,229,042 0 .51 (e) 6 .75 (e) 38 .0 (e)
15 .57 4,045,178 0 .53 6 .56 39 .1
6 .64 687,216 0 .53 6 .13 28 .0
( 9 .42 ) (g) 557,144 0 .52 5 .12 33 .1
10 .15 (g) 757,781 0 .52 (f) 4 .84 63 .0
3 .82 971,122 0 .52 (f) 5 .57 77 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2025(b) $ 7.40 $ 0.14 $ 0.04 $ 0.18 ( $ 0.23) $ – ( $ 0.23) $ 7.35
2024 7.09 0.23 0.33 0.56 (0.25) – (0.25) 7.40
2023 7.63 0.25 (0.33) (0.08) (0.46) – (0.46) 7.09
2022 9.31 0.53 (1.56) (1.03) (0.36) (0.29) (0.65) 7.63
2021 8.83 0.28 0.24 0.52 (0.04) – (0.04) 9.31
2020 8.22 0 .05 0.62 0.67 (0.06) – (0.06) 8.83
Institutional shares
2025(b) 7.88 0.16 0.05 0.21 (0.26) – (0.26) 7.83
2024 7.54 0.29 0.33 0.62 (0.28) – (0.28) 7.88
2023 8.09 0.30 (0.36) (0.06) (0.49) – (0.49) 7.54
2022 9.83 0.56 (1.62) (1.06) (0.39) (0.29) (0.68) 8.09
2021 9.29 0.29 0.30 0.59 (0.05) – ( 0 .05) 9.83
2020 8.63 0.10 0.66 0.76 (0.10) – (0.10) 9.29
R-3 shares
2025(b) 7.43 0.13 0.05 0.18 (0.22) – (0.22) 7.39
2024 7.13 0.22 0.31 0.53 (0.23) – (0.23) 7.43
2023 7.67 0.22 (0.31) (0.09) (0.45) – (0.45) 7.13
2022 9.34 0.50 (1.55) (1.05) (0.33) (0.29) (0.62) 7.67
2021 8.86 0.25 0.26 0.51 (0.03) – (0.03) 9.34
2020 8.25 0.05 0.62 0.67 (0.06) – (0.06) 8.86
R-5 shares
2025(b) 7.71 0.15 0.04 0.19 (0.24) – (0.24) 7.66
2024 7.35 0.25 0.34 0.59 (0.23) – (0.23) 7.71
2023 7.90 0.27 (0.35) (0.08) (0.47) – (0.47) 7.35
2022 9.62 0.54 (1.60) (1.06) (0.37) (0.29) (0.66) 7.90
2021 9.10 0.29 0.27 0.56 (0.04) – (0.04) 9.62
2020 8.46 0.07 0.65 0.72 (0.08) – (0.08) 9.10

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.55% (c),(d) $ 13,338 0.80% (e),(f) 0.80% (e),(g) 3.86% (e) 149.1% (e)
7.94 (d) 11,483 0.73 (f) 0.75 (g) 3.13 109.6
(1.18) (d) 13,956 0.78 (f) 0.80 (g) 3.37 106.3
(11.90) (d) 18,034 0.73 (f) 0.75 (g) 6.29 108.3
5.85 (d) 16,550 0.85 (f) 0.87 (g) 3.04 67.7
8.15 (d) 9,826 1.03 (f) 1.06 (g) 0.55 80.9
2.76 (c) 2,288,122 0.38 (e) – 4.24 (e) 149.1 (e)
8.29 2,218,800 0.39 – 3.68 109.6
(0.86) 1,447,786 0.40 – 3.78 106.3
(11.61) 1,616,313 0.39 – 6.34 108.3
6.33 1,471,415 0.39 – 3.03 67.7
8.83 1,745,470 0.39 – 1.11 80.9
2.48 (c) 5,153 0.95 (e) – 3.69 (e) 149.1 (e)
7.54 4,656 0.96 – 2.97 109.6
(1.31) 4,708 0.96 – 3.00 106.3
(12.09) 6,749 0.96 – 5.90 108.3
5.80 7,120 0.96 – 2.76 67.7
8.17 8,491 0.95 – 0.58 80.9
2.66 (c) 3,205 0.64 (e) – 4.05 (e) 149.1 (e)
8.15 1,719 0.65 – 3.24 109.6
(1.14) 3,492 0.65 – 3.48 106.3
(11.83) 4,251 0.65 – 6.26 108.3
6.16 4,114 0.65 – 3.06 67.7
8.56 4,592 0.64 – 0.82 80.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY FUND
Institutional shares
2025(b) $ 14 .60 $ 0 .10 $ 0 .87 $ 0 .97 ( $ 0 .47 ) ( $ 1 .30 ) ( $ 1 .77 ) $ 13 .80
2024 12 .01 0 .29 2 .70 2 .99 ( 0 .40 ) – ( 0 .40 ) 14 .60
2023 11 .24 0 .38 0 .74 1 .12 ( 0 .35 ) – ( 0 .35 ) 12 .01
2022 18 .41 0 .41 ( 5 .23 ) ( 4 .82 ) ( 0 .41 ) ( 1 .94 ) ( 2 .35 ) 11 .24
2021 15 .19 0 .44 3 .88 4 .32 ( 0 .21 ) ( 0 .89 ) ( 1 .10 ) 18 .41
2020 14 .94 0 .22 0 .41 0 .63 ( 0 .38 ) – ( 0 .38 ) 15 .19
R-3 shares
2025(b) 14 .59 0 .08 0 .86 0 .94 ( 0 .47 ) ( 1 .30 ) ( 1 .77 ) 13 .76
2024 11 .99 0 .22 2 .70 2 .92 ( 0 .32 ) – ( 0 .32 ) 14 .59
2023 11 .21 0 .31 0 .75 1 .06 ( 0 .28 ) – ( 0 .28 ) 11 .99
2022 18 .35 0 .34 ( 5 .22 ) ( 4 .88 ) ( 0 .32 ) ( 1 .94 ) ( 2 .26 ) 11 .21
2021 15 .15 0 .38 3 .85 4 .23 ( 0 .14 ) ( 0 .89 ) ( 1 .03 ) 18 .35
2020 14 .89 0 .14 0 .42 0 .56 ( 0 .30 ) – ( 0 .30 ) 15 .15
R-5 shares
2025(b) 14 .62 0 .10 0 .87 0 .97 ( 0 .48 ) ( 1 .30 ) ( 1 .78 ) 13 .81
2024 12 .02 0 .27 2 .70 2 .97 ( 0 .37 ) – ( 0 .37 ) 14 .62
2023 11 .26 0 .40 0 .70 1 .10 ( 0 .34 ) – ( 0 .34 ) 12 .02
2022 18 .39 0 .38 ( 5 .23 ) ( 4 .85 ) ( 0 .34 ) ( 1 .94 ) ( 2 .28 ) 11 .26
2021 15 .17 0 .40 3 .90 4 .30 ( 0 .19 ) ( 0 .89 ) ( 1 .08 ) 18 .39
2020 14 .91 0 .19 0 .40 0 .59 ( 0 .33 ) – ( 0 .33 ) 15 .17
R-6 shares
2025(b) 14 .60 0 .29 0 .69 0 .98 ( 0 .51 ) ( 1 .30 ) ( 1 .81 ) 13 .77
2024 12 .01 0 .31 2 .69 3 .00 ( 0 .41 ) – ( 0 .41 ) 14 .60
2023 11 .25 0 .39 0 .74 1 .13 ( 0 .37 ) – ( 0 .37 ) 12 .01
2022 18 .41 0 .42 ( 5 .22 ) ( 4 .80 ) ( 0 .42 ) ( 1 .94 ) ( 2 .36 ) 11 .25
2021 15 .19 0 .45 3 .89 4 .34 ( 0 .23 ) ( 0 .89 ) ( 1 .12 ) 18 .41
2020 14 .94 0 .23 0 .41 0 .64 ( 0 .39 ) – ( 0 .39 ) 15 .19

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .68% (c) ,(d) $ 17,906 0 .80% (e) ,(f) ,(g) 1 .50% (e) 180 .1% (e)
25 .19 18,176 0 .81 (f) ,(h) 2 .12 158 .0
10 .06 88,447 0 .92 (f) ,(i) 2 .98 65 .8
( 29 .86 ) 88,476 0 .87 (f) 2 .93 60 .5
29 .33 133,135 0 .90 (f) 2 .43 55 .0
4 .14 100,695 0 .90 (f) 1 .48 68 .4
7 .48 (c) ,(d) 2,330 1 .23 (e) ,(g) 1 .17 (e) 180 .1 (e)
24 .58 1,110 1 .29 (h) 1 .56 158 .0
9 .50 969 1 .40 (i) 2 .45 65 .8
( 30 .14 ) 1,649 1 .34 2 .40 60 .5
28 .72 3,029 1 .36 2 .11 55 .0
3 .71 2,167 1 .36 (f) 0 .94 68 .4
7 .66 (c) ,(d) 2,980 0 .92 (e) ,(g) 1 .50 (e) 180 .1 (e)
25 .06 2,462 0 .98 (h) 1 .92 158 .0
9 .81 2,058 1 .09 (i) 3 .09 65 .8
( 29 .95 ) 487 1 .03 2 .73 60 .5
29 .12 (d) 755 1 .05 2 .21 55 .0
3 .99 (d) 1,493 1 .05 (f) 1 .32 68 .4
7 .77 (c) ,(d) 5,425,798 0 .62 (e) ,(f) ,(g) 4 .29 (e) 180 .1 (e)
25 .30 208,314 0 .71 (f) ,(h) 2 .21 158 .0
10 .09 180,658 0 .82 (f) ,(i) 3 .09 65 .8
( 29 .73 ) 181,468 0 .76 (f) 3 .06 60 .5
29 .47 204,338 0 .79 (f) 2 .51 55 .0
4 .22 173,218 0 .79 (f) 1 .58 68 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(h) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(i) Includes 0.13% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions from
Realized Gains
Total Dividends
and Distributions
LARGECAP GROWTH FUND I
Class A shares
2025(b) $ 19.24 ( $ 0.03) $ 0.01 ( $ 0.02) $ – ( $ 5.26) ( $ 5.26)
2024 14.77 (0.05) 5.56 5.51 – (1.04) (1.04)
2023 14.20 (0.05) 2.14 2.09 – (1.52) (1.52)
2022 23.75 (0.08) (6.95) (7.03) – ( 2 .52) (2.52)
2021 18.39 (0.11) 6.91 6.80 – (1.44) (1.44)
2020 15.59 (0.07) 4.15 4.08 – (1.28) (1.28)
Class J shares
2025(b) 14.38 (0.01) 0.10 0.09 – (5.26) (5.26)
2024 11.25 (0.01) 4.18 4.17 – (1.04) (1.04)
2023 11.17 (0.02) 1.62 1.60 – (1.52) ( 1 .52)
2022 19.22 (0.04) (5.49) (5.53) – (2.52) (2.52)
2021 15.10 (0.06) 5.62 5.56 – (1.44) (1.44)
2020 13.00 (0.03) 3.41 3.38 – (1.28) (1.28)
Institutional shares
2025(b) 20.74 (0.01) (0.01) (0.02) – (5.26) (5.26)
2024 15.82 0.01 5.95 5.96 – (1.04) (1.04)
2023 15.05 (0.01) 2.30 2.29 – (1.52) (1.52)
2022 24.95 (0.03) (7.35) (7.38) – (2.52) (2.52)
2021 19.20 (0.05) 7.24 7.19 – (1.44) (1.44)
2020 16.18 (0.02) 4.32 4.30 – (1.28) (1.28)
R-3 shares
2025(b) 16.89 (0.04) 0.06 0.02 – (5.26) (5.26)
2024 13.11 (0.08) 4.90 4.82 – (1.04) (1.04)
2023 12.80 (0.07) 1.90 1.83 – (1.52) (1.52)
2022 21.70 (0.10) (6.28) (6.38) – (2.52) (2.52)
2021 16.94 (0.14) 6.34 6.20 – (1.44) (1.44)
2020 14.48 (0.09) 3.83 3.74 – (1.28) (1.28)
R-5 shares
2025(b) 19.20 (0.02) 0.01 (0.01) – (5.26) (5.26)
2024 14.73 (0.03) 5.54 5.51 – (1.04) (1.04)
2023 14.15 (0.03) 2.13 2.10 – (1.52) (1.52)
2022 23.65 (0.06) (6.92) (6.98) – (2.52) (2.52)
2021 18.29 (0.08) 6.88 6.80 – (1.44) (1.44)
2020 15.50 (0.04) 4.11 4.07 – (1.28) (1.28)
R-6 shares
2025(b) 20.81 – (0.02) (0.02) – (5.26) (5.26)
2024 15.85 0.01 5.99 6.00 – (1.04) (1.04)
2023 15.07 0.01 2.29 2.30 – (1.52) (1.52)
2022 24.96 (0.02) (7.35) (7.37) – (2.52) (2.52)
2021 19.19 (0.03) 7.25 7.22 – (1.45) ( 1 .45)
2020 16.17 – 4.32 4.32 (0.03) (1.27) (1.30)

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Net Asset Value,
End of Period Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses
to Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
$ 13.96 (1.96) % (c),(d) $ 489,337 0.93% (e),(f) – % (0.37) % (e) 38.5% (e)
19.24 38.80 (d) 533,056 0.94 (f) – (0.28) 39.6
14.77 16.90 (d),(g) 423,684 1.00 (f) – (0.37) 26.5
14.20 (32.72) (d) 389,907 0.96 (f) – (0.46) 28.4
23.75 38.72 (d) 632,010 0.95 (f) – (0.51) 23.1
18.39 27.86 (d) 487,128 0.99 (f) – (0.43) 33.6
9.21 (1.81) (c),(d) 387,873 0.79 (e),(h) 0.81 (e),(i) (0.22) (e) 38.5 (e)
14.38 39.04 (d) 424,765 0.77 (h) 0.80 (i) (0.11) 39.6
11.25 17.11 (d),(g) 319,716 0.80 (h) 0.84 (i) (0.17) 26.5
11.17 (32.65) (d),(j) 269,806 0.79 (h) 0.83 (i) (0.29) 28.4
19.22 39.03 (d),(j) 445,587 0.78 (h) 0.82 (i) (0.34) 23.1
15.10 28.03 (d) 331,514 0.80 (h) 0 .85 (i) (0.23) 33.6
15.46 (1.79) (c) 544,321 0.67 (e),(f) – (0.10) (e) 38.5 (e)
20.74 39.08 693,756 0.67 (f) – 0.06 39.6
15.82 17.31 (g) 2,516,629 0.68 (f) – (0.05) 26.5
15.05 (32.53) 2,371,763 0.68 (f) – (0.18) 28.4
24.95 39.14 3,460,761 0.67 (f) – (0.23) 23.1
19.20 28.23 2,630,670 0.68 (f) – (0.11) 33.6
11.65 (2.02) (c) 66,910 1.16 (e),(f) – (0.59) (e) 38.5 (e)
16.89 38.43 71,500 1.16 (f) – (0.50) 39.6
13.11 16.69 (g) 63,841 1.16 (f) – (0.53) 26.5
12.80 (32.85) (j) 58,977 1.16 (f) – (0.66) 28.4
21.70 38.54 (j) 102,793 1.15 (f) – (0.71) 23.1
16.94 27.61 89,315 1.16 (f) – (0.58) 33.6
13.93 (1.92) (c) 148,930 0.85 (e),(f) – (0.28) (e) 38.5 (e)
19.20 38 .91 133,666 0.85 (f) – (0.18) 39.6
14.73 17.04 (g) 148,543 0.85 (f) – (0.21) 26.5
14.15 (32.64) 158,035 0.85 (f) – (0.35) 28.4
23.65 38.94 364,553 0.84 (f) – (0.40) 23.1
18.29 28.04 (j) 296,527 0.85 (f) – (0.27) 33.6
15.53 (1.78) (c) 6,763,523 0.59 (e),(f) – (0 .02) (e) 38.5 (e)
20.81 39.27 8,162,259 0.59 (f) – 0.07 39.6
15.85 17.36 (g) 6,955,555 0.59 (f) – 0.04 26.5
15.07 (32.47) 6,257,991 0.59 (f) – (0.09) 28.4
24.96 39.24 (j) 9,740,176 0.59 (f) – (0.15) 23.1
19.19 28.42 (j) 7,254,770 0.59 (f) – (0.02) 33.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(h) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.
(j) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2025(b) $ 28.11 $ 0.16 ( $ 0.66) ( $ 0.50) ( $ 0.29) ( $ 0.43) ( $ 0.72) $ 26.89
2024 21.25 0.30 7.47 7.77 (0.27) (0.64) (0.91) 28.11
2023 19.91 0.27 1.59 1.86 (0.25) (0.27) (0.52) 21.25
2022 26.67 0.24 (3.75) (3.51) (0.20) (3.05) (3.25) 19.91
2021 20.14 0.24 7.88 8.12 (0.33) (1.26) (1.59) 26.67
2020 19.10 0.28 1.46 1 .74 (0.32) (0.38) (0.70) 20.14
Class J shares
2025(b) 27.72 0.16 (0.66) (0.50) (0.30) (0.43) (0.73) 26.49
2024 20.97 0.32 7.36 7.68 (0.29) (0.64) (0.93) 27.72
2023 19.65 0.29 1.56 1.85 (0.26) (0.27) (0.53) 20.97
2022 26.36 0.25 (3.70) (3.45) (0.21) (3.05) (3.26) 19.65
2021 19.93 0.25 7 .78 8.03 (0.34) (1.26) (1.60) 26.36
2020 18.91 0.29 1.44 1.73 (0.33) (0.38) (0.71) 19.93
Institutional shares
2025(b) 28.15 0.19 (0.66) (0.47) (0.34) (0.43) (0.77) 26.91
2024 21.29 0.36 7.46 7.82 (0.32) (0.64) (0.96) 28.15
2023 19.94 0.33 1.59 1.92 (0.30) (0.27) (0.57) 21.29
2022 26.70 0.29 (3.75) (3.46) (0.25) (3.05) (3.30) 19.94
2021 20.16 0.30 7.88 8.18 (0.38) (1.26) (1.64) 26.70
2020 19.12 0 .33 1.46 1.79 (0.37) (0.38) (0.75) 20.16
R-3 shares
2025(b) 28.13 0.11 (0.67) (0.56) (0.20) (0.43) (0.63) 26.94
2024 21.28 0.22 7.48 7.70 (0.21) (0.64) (0.85) 28.13
2023 19.91 0.21 1.60 1.81 (0.17) (0.27) (0.44) 21.28
2022 26.67 0.17 (3.76) (3.59) (0.12) (3.05) (3.17) 19.91
2021 20.15 0.17 7.87 8.04 (0.26) (1.26) ( 1 .52) 26.67
2020 19.11 0.22 1.46 1.68 (0.26) (0.38) (0.64) 20.15
R-5 shares
2025(b) 28.67 0.16 (0.69) ( 0 .53) (0.29) (0.43) (0.72) 27.42
2024 21.66 0.30 7.62 7.92 (0.27) (0.64) (0.91) 28.67
2023 20.27 0.28 1.63 1.91 (0.25) (0.27) (0.52) 21.66
2022 27.09 0.24 (3.82) (3.58) (0.19) (3.05) (3.24) 20.27
2021 20.44 0.24 7.99 8.23 (0.32) (1.26) (1.58) 27.09
2020 19.38 0.29 1.47 1.76 (0.32) (0.38) (0.70) 20.44

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.91) % (c),(d) $ 789,673 0.32% (e) – % 1.14% (e) 1.7% (e)
37.50 (d) 805,883 0.33 – 1.19 2.3
9.61 (d) 616,516 0.42 – 1.29 5.9
(14.93) (d) 544,686 0.40 – 1.10 3.7
42.29 (d) 651,354 0.40 – 1.00 3.8
9.23 (d) 465,384 0.42 – 1.45 6.0
(1.91) (c),(d) 1,199,902 0.27 (e),(f) 0 .27 (e),(g) 1.19 (e) 1.7 (e)
37.58 (d) 1,244,170 0.27 (f) 0.28 (g) 1.25 2.3
9.71 (d) 892,669 0.34 (f) 0.36 (g) 1.37 5.9
(14.87) (d) 810,657 0.34 (f) 0.36 (g) 1.15 3.7
42.31 (d) 970,126 0.35 (f) 0.37 (g) 1.06 3.8
9.29 (d) 691,249 0.36 (f) 0.39 (g) 1.52 6.0
(1.82) (c),(h) 5,946,873 0.10 (e) – 1.36 (e) 1.7 (e)
37.75 5,998,941 0.11 – 1.40 2.3
9.93 4,143,385 0.16 – 1.55 5.9
(14.73) 3,639,186 0.16 – 1.34 3.7
42.61 4,069,356 0.17 – 1.27 3.8
9.51 3,986,295 0.17 – 1.71 6.0
(2.08) (c) 168,028 0.66 (e) – 0.80 (e) 1.7 (e)
37.03 169,311 0.67 – 0.85 2.3
9.32 136,914 0.71 – 1.00 5.9
(15.21) 133,978 0.72 – 0.77 3.7
41.78 192,913 0.72 – 0.70 3.8
8.92 167,324 0.72 – 1.16 6.0
(1.95) (c) 389,791 0.35 (e) – 1.10 (e) 1.7 (e)
37.47 296,387 0.36 – 1.16 2.3
9.67 238,426 0.40 – 1.31 5.9
(14.94) 256,634 0.41 – 1 .08 3.7
42.22 327,673 0.41 – 0.99 3.8
9.21 244,545 0 .41 – 1.48 6.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2025(b) $ 20.31 $ 0.12 ( $ 0.94) ( $ 0.82) ( $ 0.23) ( $ 1.33) ( $ 1.56) $ 17.93
2024 16.27 0.25 4.33 4.58 (0.23) (0.31) (0.54) 20.31
2023 18.01 0.22 (0.29) (0.07) (0.24) (1.43) (1.67) 16.27
2022 20.70 0.21 ( 1 .16) (0.95) (0.14) (1.60) (1.74) 18.01
2021 14.67 0.15 6.10 6.25 (0.22) – (0.22) 20.70
2020 16.98 0.21 (1.47) (1.26) (0.31) (0.74) (1.05) 14.67
Institutional shares
2025(b) 20.76 0.15 (0.96) (0.81) (0.27) (1.33) (1.60) 18.35
2024 16.63 0.30 4.42 4.72 (0.28) (0.31) (0.59) 20.76
2023 18.36 0.28 (0.29) (0.01) (0.29) (1.43) (1.72) 16.63
2022 21.07 0.26 (1.18) (0.92) (0.19) (1.60) (1.79) 18.36
2021 14.94 0.21 6.19 6.40 (0.27) – (0.27) 21.07
2020 17.27 0.26 (1.48) (1.22) (0.37) (0.74) (1.11) 14.94
R-3 shares
2025(b) 22.05 0.10 (1.02) (0.92) (0.19) (1.33) (1.52) 19.61
2024 17.64 0.21 4.69 4 .90 (0.18) (0.31) (0.49) 22.05
2023 19.36 0.19 (0.30) (0.11) (0.18) (1.43) (1.61) 17.64
2022 22.13 0.16 (1.24) (1.08) (0.09) (1.60) (1.69) 19.36
2021 15.67 0.10 6.53 6.63 (0.17) – (0.17) 22.13
2020 18.07 0.19 (1.58) (1.39) (0.27) (0.74) (1.01) 15.67
R-5 shares
2025(b) 20.97 0.13 (0.98) (0.85) (0.22) (1.33) (1.55) 18.57
2024 16.80 0.26 4.46 4.72 (0.24) (0.31) (0.55) 20.97
2023 18.52 0.23 (0.28) (0.05) (0.24) (1.43) (1.67) 16.80
2022 21.22 0.22 (1.20) (0.98) (0.12) (1.60) (1.72) 18.52
2021 15.04 0.16 6 .25 6.41 (0.23) – (0.23) 21.22
2020 17.38 0.23 (1.50) (1.27) (0.33) (0.74) (1.07) 15.04

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(4.26) % (c),(d) $ 81,208 0.92% (e),(f) 0.97% (e),(g) 1.29% (e) 50.2% (e)
28.69 (d) 88,878 0.93 (f) 1.01 (g) 1.36 41.1
(0.46) (d) 76,888 1.00 (f) 1.09 (g) 1.31 44.9
(4.80) (d) 82,605 0.97 (f) 1.06 (g) 1.13 42.6
42.96 (d) 84,871 0.98 (f) 1.07 (g) 0.82 46.3
(8.14) (d) 62,003 1.04 (f) 1.14 (g) 1.39 54.6
(4.12) (c) 3,378,006 0.67 (e),(h) – 1.54 (e) 50.2 (e)
28.97 3,682,407 0.70 (h) – 1.57 41.1
(0.13) 2,556,406 0.72 (h) – 1.59 44.9
(4.56) 2,634,970 0.70 (h) – 1 .39 42.6
43.27 3,457,999 0.70 (h) – 1.07 46.3
(7.82) 1,754,898 0.72 (h) – 1.72 54.6
(4.37) (c) 8,965 1.23 (e),(h) – 0.97 (e) 50.2 (e)
28.19 6,886 1.26 (h) – 1.03 41.1
(0.67) 5,941 1.27 (h) – 1.04 44.9
(5.11) 6,078 1.26 (h) – 0.83 42.6
42.56 7,133 1.27 (h) – 0.52 46.3
(8.36) 4,056 1.28 (h) – 1.16 54.6
(4.25) (c) 6,226 0.92 (e),(h) – 1.28 (e) 50.2 (e)
28.61 5,485 0.95 (h) – 1.36 41.1
(0.34) 5,618 0.96 (h) – 1.34 44.9
(4.81) 5,432 0.95 (h) – 1.15 42.6
42.94 8,722 0.96 (h) – 0.84 46.3
(8.05) 6,935 0.97 (h) – 1.47 54.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2025(b) $ 43.52 $ 0.01 $ 0.06 $ 0.07 $ – ( $ 1.40) ( $ 1.40) $ 42.19
2024 31.74 0.07 12.66 12.73 – (0.95) (0.95) 43.52
2023 30.71 (0.10) 2.12 2.02 – (0.99) (0.99) 31.74
2022 42.87 (0.09) (8.74) (8.83) – (3.33) (3.33) 30.71
2021 30.19 (0.19) 13.26 13.07 – (0.39) (0.39) 42.87
2020 30.15 (0.01) 1.44 1.43 (0.07) (1.32) (1.39) 30.19
Class C shares
2025(b) 36.12 (0.14) 0.07 (0.07) – (1.40) (1.40) 34.65
2024 26.69 (0.21) 10.59 10.38 – (0.95) (0.95) 36.12
2023 26.19 (0.31) 1.80 1.49 – (0.99) (0.99) 26.69
2022 37.32 (0.31) (7.49) (7.80) – (3.33) (3.33) 26.19
2021 26.51 (0.39) 11.59 11.20 – (0.39) (0.39) 37.32
2020 26.77 (0.19) 1.25 1.06 – (1.32) (1.32) 26.51
Class J shares
2025(b) 41.73 0.03 0.08 0.11 (0.03) (1.40) (1.43) 40.41
2024 30.43 0.12 12.13 12.25 – (0.95) (0.95) 41.73
2023 29.44 (0.05) 2.03 1.98 – (0.99) (0.99) 30.43
2022 41.18 (0.04) (8.37) (8.41) – (3.33) (3.33) 29.44
2021 28.96 (0.12) 12.73 12.61 – (0.39) (0.39) 41.18
2020 28.99 0.03 1.38 1.41 (0.12) (1.32) (1.44) 28.96
Institutional shares
2025(b) 45.49 0.06 0.06 0.12 (0.06) (1.40) (1.46) 44.15
2024 33.08 0.17 13.20 13.37 (0.01) (0.95) (0.96) 45.49
2023 31.88 (0.01) 2.20 2.19 – (0.99) (0.99) 33.08
2022 44.26 – (9.05) (9.05) – (3.33) (3.33) 31.88
2021 31.08 (0.09) 13.66 13.57 – (0.39) ( 0 .39) 44.26
2020 31.00 0.06 1.49 1.55 (0.15) (1.32) (1.47) 31.08
R-3 shares
2025(b) 41.79 ( 0 .07) 0.09 0.02 (0.01) (1.40) (1.41) 40.40
2024 30.58 (0.03) 12.19 12.16 – (0.95) (0.95) 41.79
2023 29.68 (0.16) 2.05 1.89 – (0.99) (0.99) 30.58
2022 41.63 (0.16) (8.46) (8.62) – (3.33) (3.33) 29.68
2021 29.38 (0.26) 12.90 12.64 – (0.39) (0.39) 41.63
2020 29.38 (0.06) 1.38 1.32 – (1.32) (1.32) 29.38
R-5 shares
2025(b) 44.34 0.02 0.07 0.09 – (1.40) (1.40) 43.03
2024 32.31 0.10 12.88 12.98 – (0.95) (0.95) 44.34
2023 31.21 (0.07) 2.16 2.09 – (0.99) (0.99) 32.31
2022 43.47 (0.06) ( 8 .87) (8.93) – (3.33) (3.33) 31.21
2021 30.57 (0.15) 13.44 13.29 – (0.39) (0.39) 43.47
2020 30.53 0.03 1.44 1.47 (0.11) (1.32) (1.43) 30.57
R-6 shares
2025(b) 45.56 0.08 0.07 0.15 (0.09) (1.40) (1.49) 44.22
2024 33.13 0.21 13.21 13.42 (0.04) (0.95) (0.99) 45.56
2023 31.90 0.01 2.21 2.22 – (0.99) (0.99) 33.13
2022 44.26 0.03 (9.06) (9.03) – (3.33) (3.33) 31.90
2021 31.05 (0.06) 13.66 13.60 – (0.39) (0.39) 44.26
2020 30.97 0.09 1.49 1.58 (0.18) (1.32) (1.50) 31.05

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.04) % (c),(d) $ 1,912,740 0.90% (e) – % 0.03% (e) 14.3% (e)
40.69 (d) 1,994,144 0.91 – 0.18 10.5
6.62 (d) 1,590,186 0.95 – (0.30) 10.1
(22.25) (d) 1,591,916 0.94 – (0.27) 14.1
43.63 (d) 2,198,683 0.93 – (0.50) 12.4
4.83 (d) 1,607,917 0.95 – (0.04) 13.9
(0.45) (c),(d) 31,557 1.72 (e) – (0.78) (e) 14 .3 (e)
39.55 (d) 34,593 1.72 – (0.64) 10.5
5.71 (d) 29,926 1 .78 – (1.13) 10.1
(22.84) (d) 40,097 1.72 – (1.06) 14.1
42.62 (d) 72,682 1.67 – (1.21) 12.4
4.02 (d) 158,906 1.69 – (0.74) 13.9
0.04 (c),(d) 368,899 0.76 (e),(f) 0.77 (e),(g) 0.17 (e) 14.3 (e)
40.87 (d) 385,523 0.76 (f) 0.78 (g) 0.32 10.5
6.78 (d) 293,360 0.80 (f) 0.82 (g) (0.16) 10.1
(22.13) (d) 292,151 0.79 (f) 0.81 (g) (0.12) 14.1
43.85 (d),(h) 407,907 0.78 (f) 0.80 (g) (0.34) 12.4
4.98 (d),(h) 310,404 0.79 (f) 0.82 (g) 0.12 13.9
0.07 (c) 14,748,277 0.66 (e) – 0.26 (e) 14.3 (e)
41.00 13,863,432 0.67 – 0.41 10.5
6.92 9,079,129 0.68 – (0.04) 10.1
(22.05) (h) 10,110,818 0.67 (i) – 0.00 14.1
44.03 (h) 15,790,247 0.67 (i) – (0.24) 12.4
5.08 12,106,903 0.69 (i) – 0.21 13.9
(0.16) (c) 150,786 1.13 (e) – (0.33) (e) 14.3 (e)
40.36 51,069 1.14 – (0 .07) 10.5
6.41 40,789 1.15 – (0.51) 10.1
(22.42) 44,432 1.15 – (0.49) 14.1
43.32 (h) 73,376 1.15 – (0.71) 12.4
4 .61 (h) 66,616 1.15 – (0.22) 13.9
0.02 (c) 314,801 0.82 (e) – 0.08 (e) 14.3 (e)
40.75 281,715 0.83 – 0.24 10.5
6.74 219,018 0.84 – (0.21) 10.1
(22.16) 296,351 0.84 – (0.17) 14.1
43.76 (h) 427,065 0.84 – (0.40) 12.4
4.93 (h) 325,105 0.84 – 0.09 13.9
0.14 (c) 11,974,545 0.58 (e) – 0.35 (e) 14.3 (e)
41.11 11,302,031 0.59 – 0.50 10.5
7.01 6,835,701 0.60 (i) – 0.04 10.1
(21.98) 5,989,509 0.59 (i) – 0.09 14.1
44.13 5,220,374 0.59 (i) – (0.15) 12.4
5.20 4,054,486 0.60 (i) – 0.29 13.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2025(b) $ 7.16 ( $ 0.01) ( $ 0.15) ( $ 0.16) $ – $ – $ 7.00
2024 5.46 (0.02) 1.72 1.70 – – 7.16
2023 5.77 (0.02) (0.29) (0.31) – – 5.46
2022 10.74 (0.03) (2.79) (2.82) (2.15) (2.15) 5.77
2021 8.39 (0.03) 3.63 3.60 (1.25) (1.25) 10.74
2020 6.40 (0.04) 2.39 2.35 (0.36) (0.36) 8.39
Institutional shares
2025(b) 10.81 – (0.23) (0.23) – – 10.58
2024 8.23 (0.02) 2.60 2.58 – – 10.81
2023 8.69 (0.01) (0.45) (0.46) – – 8.23
2022 14.99 (0.03) ( 4 .12) (4.15) (2.15) (2.15) 8.69
2021 11.30 (0.03) 4.97 4.94 (1.25) (1.25) 14.99
2020 8 .48 (0.04) 3.22 3.18 (0.36) (0.36) 11.30
R-3 shares
2025(b) 9.44 (0.03) (0.20) (0.23) – – 9.21
2024 7.22 (0.06) 2.28 2.22 – – 9.44
2023 7.66 (0.05) (0.39) (0.44) – – 7.22
2022 13.55 (0.07) (3.67) (3.74) (2.15) (2.15) 7.66
2021 10.35 (0.09) 4.54 4.45 (1.25) (1.25) 13.55
2020 7.84 (0.07) 2.94 2.87 (0.36) (0.36) 10.35
R-5 shares
2025(b) 11.19 (0.02) (0.23) (0.25) – – 10.94
2024 8.54 (0.03) 2.68 2.65 – – 11.19
2023 9.02 (0.03) (0.45) (0.48) – – 8.54
2022 15.50 (0.05) (4.28) (4.33) (2.15) (2.15) 9.02
2021 11.67 (0.05) 5.13 5.08 (1.25) (1.25) 15.50
2020 8.77 (0.05) 3.31 3.26 (0.36) (0.36) 11.67

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(2.10) % (c),(d),(e) $ 72,577 0.91% (f),(g) 0.91% (f),(h) (0.23) % (f) 132.7% (f)
30.95 (d),(e) 78,956 0.88 (g) 0.89 (h) (0.28) 149.5
(5.37) (e) 70,897 0.93 (g) 0.95 (h) (0.33) 181.4
(31.59) (d),(e) 81,825 0.90 (g) 0 .92 (h) (0.42) 165.5
45.43 (d),(e) 131,086 0.88 (g) 0.90 (h) (0.35) 114.5
38.55 (d),(e) 93,209 0.93 (g) 0.96 (h) (0.56) 120.6
(2.04) (c),(d) 74,919 0.75 (f),(i) – (0.08) (f) 132.7 (f)
31.23 (d) 108,171 0.75 (i) – (0.16) 149.5
(5.29) 98,232 0.75 (i) – (0.15) 181.4
(31.50) (d) 125,149 0.75 (i) – (0.26) 165.5
45.74 (d) 149,191 0.75 (i) – (0.24) 114.5
38.77 58,852 0.75 (i) – (0.38) 120.6
(2.23) (c),(d) 13,906 1.24 (f) – (0 .57) (f) 132.7 (f)
30.61 (d) 14,421 1.24 – (0.64) 149.5
(5.74) 15,596 1.24 – (0.64) 181.4
(31.86) (d) 17,879 1.23 – (0.75) 165.5
45.01 (d) 22,672 1.23 – (0.72) 114.5
38.08 (d) 13,555 1.24 – (0.87) 120.6
(2.15) (c),(d) 8,369 0.93 (f) – (0.27) (f) 132.7 (f)
30.91 (d) 4,771 0.93 – (0.33) 149.5
(5.32) 4,137 0.93 – (0.33) 181.4
(31.64) (d) 5,778 0.92 – (0.43) 165.5
45 .47 (d) 25,223 0.92 – (0.39) 114.5
38.38 23,760 0.93 – (0.55) 120.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2025(b) $ 7.85 ( $ 0.01) $ 0 .01 $ – ( $ 4.59) ( $ 4.59) $ 3.26
2024 6.97 (0.03) 1.72 1.69 (0.81) (0.81) 7.85
2023 7.29 (0.03) (0.10) (0.13) (0.19) (0.19) 6.97
2022 13.69 (0.05) (2.92) (2.97) (3.43) (3.43) 7.29
2021 10.46 (0.09) 4.12 4.03 (0.80) (0.80) 13.69
2020 9.53 (0.06) 1.98 1.92 (0.99) (0.99) 10.46
Institutional shares
2025(b) 11.97 (0.01) (0.17) (0.18) (4.59) (4.59) 7.20
2024 10.25 (0.01) 2.54 2.53 (0.81) (0.81) 11.97
2023 10.59 (0.01) (0.14) (0.15) (0.19) (0.19) 10.25
2022 18.18 (0.04) (4.12) (4.16) (3.43) (3.43) 10.59
2021 13.63 (0.08) 5.43 5.35 (0.80) (0.80) 18.18
2020 12.10 (0.04) 2.56 2.52 (0.99) (0.99) 13.63
R-3 shares
2025(b) 10.10 (0.02) (0.10) (0.12) (4.59) (4.59) 5.39
2024 8.80 (0.06) 2.17 2.11 (0.81) (0.81) 10.10
2023 9.17 (0.06) (0.12) (0.18) (0.19) ( 0 .19) 8.80
2022 16.30 (0.10) (3.60) (3.70) (3.43) (3.43) 9.17
2021 12.36 (0.16) 4.90 4.74 ( 0 .80) (0.80) 16.30
2020 11.12 (0.10) 2.33 2.23 (0.99) (0.99) 12.36
R-5 shares
2025(b) 11.85 (0.02) (0.17) (0.19) (4.59) (4.59) 7.07
2024 10.18 (0.04) 2.52 2.48 (0.81) (0.81) 11.85
2023 10.54 (0.04) (0.13) (0.17) (0.19) (0.19) 10.18
2022 18.15 (0.08) (4.10) (4.18) (3.43) (3.43) 10.54
2021 13.65 (0.12) 5.42 5.30 (0.80) (0.80) 18.15
2020 12.14 (0.07) 2.57 2.50 (0.99) (0.99) 13.65

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(4.79) % (c),(d) $ 38,569 1.12% (e),(f) 1.14% (e),(g) (0.47) % (e) 52.0% (e)
25.08 (d) 41,631 1.04 (f) 1.08 (g) (0.33) 54.7
(1.76) (d) 36,508 1.13 (f) 1.17 (g) (0.42) 49.4
(27.12) (d) 38,816 1.14 (f) 1.18 (g) (0.65) 44.0
39.96 (d) 59,567 1.12 (f) 1.17 (g) (0.77) 34.3
21.76 (d) 45,753 1.19 (f) 1.25 (g) (0.65) 50.7
(4.60) (c) 182,289 0.84 (e),(h) – (0.17) (e) 52.0 (e)
25.26 388,247 0.80 (h) – (0.07) 54.7
(1.40) 1,033,488 0.80 (h) – (0.10) 49.4
(26.94) 1,120,495 0.85 (h) – (0.35) 44.0
40.37 1,165,856 0.86 (h) – (0.50) 34.3
22.12 1,127,871 0.87 (h) – (0.33) 50.7
(4.92) (c) 3,494 1.40 (e),(h) – (0.77) (e) 52.0 (e)
24.61 2,754 1.37 (h) – (0.66) 54.7
(1.95) 2,698 1.37 (h) – (0.66) 49.4
(27.30) 3,568 1.42 (h) – (0.93) 44.0
39.54 5,149 1.43 (h) – (1.09) 34.3
21.41 2,643 1.44 (h) – (0.89) 50.7
(4.78) (c) 3,515 1.09 (e),(h) – (0.46) (e) 52.0 (e)
24.92 2,658 1.06 (h) – (0.34) 54.7
(1.60) 2,945 1.06 (h) – (0.36) 49.4
(27.13) 2,520 1.11 (h) – (0.61) 44.0
39.92 5,903 1.12 (h) – (0.76) 34.3
21.87 6,505 1.13 (h) – (0.59) 50.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2025(b) $ 23.74 $ 0.14 ( $ 1.67) ( $ 1.53) ( $ 0.29) ( $ 2.76) ( $ 3.05) $ 19.16
2024 18.60 0.27 5.65 5.92 (0.26) (0.52) (0.78) 23.74
2023 20.31 0.24 (0.52) (0.28) (0.24) (1.19) (1.43) 18.60
2022 25.15 0.24 (3.04) (2.80) (0.25) (1.79) (2.04) 20.31
2021 18.23 0.26 8.18 8.44 (0.21) (1.31) (1.52) 25.15
2020 19.65 0.20 (0.41) (0.21) (0.26) (0.95) (1.21) 18.23
Institutional shares
2025(b) 24.79 0.16 (1.74) (1.58) (0.32) (2.76) (3.08) 20.13
2024 19.39 0.31 5.90 6.21 (0.29) (0.52) (0.81) 24.79
2023 21.11 0 .28 (0.54) (0.26) (0.27) (1.19) (1.46) 19.39
2022 26.06 0.28 (3.16) (2.88) (0.28) (1.79) (2.07) 21.11
2021 18.84 0.31 8.46 8.77 (0.24) (1.31) (1.55) 26.06
2020 20.28 0.25 (0.44) (0.19) (0.30) (0.95) (1.25) 18.84
R-3 shares
2025(b) 25.40 0.11 (1.80) (1.69) (0.21) (2.76) (2.97) 20.74
2024 19.86 0.21 6.03 6.24 (0.18) (0.52) (0.70) 25.40
2023 21.57 0.19 (0.54) (0.35) (0.17) (1.19) (1.36) 19.86
2022 26.57 0.18 (3.24) (3.06) (0.15) (1.79) (1.94) 21.57
2021 19.19 0.19 8.64 8.83 (0.14) (1.31) (1.45) 26.57
2020 20.63 0.16 (0.46) (0.30) (0.19) (0.95) (1.14) 19.19
R-5 shares
2025(b) 25.90 0.15 (1.85) (1.70) (0.29) (2.76) (3.05) 21.15
2024 20.22 0.28 6.17 6.45 (0.25) (0.52) (0.77) 25.90
2023 21.95 0.26 (0.57) (0.31) (0.23) (1.19) (1.42) 20.22
2022 27.00 0.25 (3.28) (3.03) (0.23) (1.79) (2.02) 21.95
2021 19.48 0.27 8.76 9.03 (0.20) (1.31) (1.51) 27.00
2020 20.91 0.22 (0.45) (0.23) (0.25) (0.95) (1.20) 19.48
R-6 shares
2025(b) 24.78 0 .17 (1.75) (1.58) (0.33) (2.76) (3.09) 20.11
2024 19.39 0.33 5.89 6.22 (0.31) (0.52) (0.83) 24.78
2023 21.11 0.30 (0.54) (0.24) (0.29) (1.19) (1.48) 19.39
2022 26.05 0.30 (3.15) (2.85) (0.30) (1.79) (2.09) 21.11
2021 18.83 0.32 8.46 8.78 (0.25) (1.31) (1.56) 26.05
2020 20.27 0.25 (0.43) (0.18) (0.31) (0.95) (1.26) 18.83

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(7.46) % (c),(d) $ 137,264 0.38% (e),(f) 0.39% (e),(g) 1.31% (e) 17.1% (e)
32.43 (d) 153,543 0.36 (f) 0.38 (g) 1.23 19.9
(1.41) (d) 122,039 0.40 (f) 0.42 (g) 1.21 20.4
(11.85) (d) 127,212 0.39 (f) 0.41 (g) 1.12 20.9
48.22 (d) 151,143 0.39 (f) 0.41 (g) 1.11 19.2
(1.47) (d) 104,139 0.41 (f) 0.44 (g) 1.15 23.6
(7.42) (c),(h) 210,694 0.25 (e) – 1.45 (e) 17.1 (e)
32.61 213,290 0.25 – 1.35 19.9
(1.25) 183,105 0.25 – 1.36 20.4
(11.73) 188,790 0.23 – 1.27 20.9
48.45 251,222 0.22 – 1.27 19.2
(1.35) 187,318 0.23 (i) – 1.34 23.6
(7.60) (c) 59,963 0.73 (e) – 0.96 (e) 17.1 (e)
31.92 66,175 0.73 – 0.87 19.9
(1.70) 59,228 0.73 – 0.88 20.4
(12.15) 67,797 0.73 – 0.77 20.9
47.71 88,428 0.73 – 0.76 19.2
(1.83) 64,732 0.73 – 0.83 23.6
(7.50) (c) 116,807 0 .42 (e) – 1.27 (e) 17.1 (e)
32.42 90,491 0.42 – 1.18 19.9
(1.45) 76,662 0.42 – 1.19 20.4
(11.87) 95,818 0.42 – 1.08 20.9
48.14 122,169 0.42 – 1.08 19.2
(1.46) 102,868 0.42 – 1.14 23.6
(7.35) (c) 633,899 0.16 (e) – 1.53 (e) 17.1 (e)
32.67 701,967 0.16 – 1.45 19.9
(1.18) 740,171 0.16 – 1.44 20.4
(11.64) 712,153 0.16 (i) – 1.36 20.9
48.58 740,456 0.16 (i) – 1.34 19.2
(1.28) 479,248 0.16 (i) – 1.38 23.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2025(b) $ 18.40 $ 0.08 ( $ 0.95) ( $ 0.87) ( $ 0.19) ( $ 2.52) ( $ 2.71) $ 14.82
2024 14.89 0.14 4.06 4.20 (0.15) (0.54) (0.69) 18.40
2023 16.23 0.15 (0.45) (0.30) (0.16) (0.88) (1.04) 14.89
2022 18.93 0.18 (0.92) (0.74) (0.16) (1.80) (1.96) 16.23
2021 12.76 0.16 6.14 6.30 (0.13) – (0.13) 18.93
2020 14.27 0.12 ( 0 .95) (0.83) (0.11) (0.57) (0.68) 12.76
Class J shares
2025(b) 18.19 0.09 (0.94) (0.85) (0.22) (2.52) (2.74) 14.60
2024 14.72 0.18 4.02 4.20 (0.19) (0.54) (0.73) 18.19
2023 16.06 0.18 (0.45) (0.27) (0.19) (0.88) (1.07) 14.72
2022 18.74 0.21 (0.90) (0.69) (0.19) (1.80) (1.99) 16.06
2021 12.65 0.19 6.08 6.27 (0.18) – (0.18) 18.74
2020 14.13 0.16 (0.94) (0.78) (0.13) (0.57) (0.70) 12.65
Institutional shares
2025(b) 18.48 0.11 (0.96) (0.85) (0.24) (2.52) (2.76) 14.87
2024 14.95 0.21 4.08 4 .29 (0.22) (0.54) (0.76) 18.48
2023 16.29 0.22 (0.46) (0.24) (0.22) (0.88) (1.10) 14.95
2022 18.98 0.25 (0.93) (0.68) (0.21) (1.80) (2.01) 16.29
2021 12.81 0.22 6.16 6.38 (0.21) – (0.21) 18.98
2020 14.30 0.19 (0.95) (0.76) (0.16) (0.57) (0.73) 12.81
R-3 shares
2025(b) 18.08 0.06 (0.92) (0.86) (0.18) (2.52) (2.70) 14.52
2024 14.65 0.12 3.99 4.11 (0.14) (0.54) (0.68) 18.08
2023 15.98 0.13 (0.44) (0.31) (0.14) (0.88) (1.02) 14.65
2022 18.65 0.16 (0.90) (0.74) (0.13) (1.80) (1.93) 15.98
2021 12.60 0.14 6.05 6.19 (0.14) – (0.14) 18.65
2020 14.08 0.13 (0.94) (0.81) (0.10) (0.57) (0.67) 12.60
R-5 shares
2025(b) 18.31 0.09 (0.94) (0.85) (0.22) (2.52) (2.74) 14.72
2024 14.82 0.17 4.05 4.22 (0.19) (0.54) ( 0 .73) 18.31
2023 16.16 0.18 (0.45) (0.27) (0.19) (0.88) (1.07) 14.82
2022 18.85 0.21 (0.91) (0.70) (0.19) (1.80) (1.99) 16.16
2021 12.72 0.19 6.12 6.31 (0.18) – (0.18) 18.85
2020 14.20 0.17 (0.94) (0.77) (0.14) (0.57) (0.71) 12.72
R-6 shares
2025(b) 18.53 0.11 (0.95) (0.84) (0.25) (2.52) (2.77) 14.92
2024 15.00 0.22 4.08 4.30 (0.23) (0.54) (0.77) 18.53
2023 16.33 0.23 (0.45) (0.22) (0.23) (0.88) ( 1 .11) 15.00
2022 19.02 0.26 (0.92) (0.66) (0.23) (1.80) (2.03) 16.33
2021 12.84 0.24 6.16 6.40 (0.22) – (0.22) 19.02
2020 14.33 0.20 (0.95) (0.75) (0.17) (0.57) (0.74) 12.84

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(5.25) % (c),(d) $ 46,590 1.06% (e),(f) – % 0.97% (e) 85.5% (e)
28 .83 (d) 47,518 1.05 (f) – 0.83 55.3
(2.02) (d) 40,844 1.12 (f) – 0.93 49.9
(4.18) (d) 46,917 1.09 (f) – 1.06 51.1
49.69 (d) 42,833 1.10 (f) – 0.90 53.5
(6.32) (d) 23,187 1.27 (f) – 0.94 65.9
(5.21) (c),(d) 169,873 0 .87 (e),(g) 0.90 (e),(h) 1.15 (e) 85.5 (e)
29.20 (d) 188,451 0.84 (g) 0.88 (h) 1.04 55.3
(1.85) (d) 162,873 0.90 (g) 0.94 (h) 1.16 49.9
(3.97) (d) 180,636 0.88 (g) 0.92 (h) 1.27 51.1
49.98 (d) 190,633 0.89 (g) 0.93 (h) 1.11 53.5
(6.00) (d) 129,288 0.94 (g) 0.99 (h) 1.28 65.9
(5.11) (c) 956,915 0.69 (e),(f) – 1.35 (e) 85.5 (e)
29.40 1,282,618 0.69 (f) – 1.20 55.3
(1.64) 1,076,199 0.69 (f) – 1.36 49.9
(3.82) 1,106,800 0.69 (f) – 1.49 51.1
50.23 349,246 0.72 (f) – 1.29 53.5
(5.82) 233,785 0.72 (f) – 1.49 65.9
(5.30) (c) 12,025 1.20 (e),(f) – 0.82 (e) 85.5 (e)
28.68 11,020 1.19 (f) – 0.69 55.3
(2.12) 10,065 1.19 (f) – 0.86 49.9
(4.26) 11,582 1.19 (f) – 0.95 51.1
49.47 13,975 1.20 (f) – 0.81 53.5
(6.24) 10,736 1.20 (f) – 1.01 65.9
(5.16) (c) 32,602 0.89 (e),(f) – 1.13 (e) 85.5 (e)
29.14 29,770 0.88 (f) – 1.01 55.3
(1.82) 28,298 0.88 (f) – 1.17 49.9
(4.00) 28,272 0.88 (f) – 1.27 51.1
50.02 29,746 0.89 (f) – 1.12 53.5
(5.96) 21,576 0.89 (f) – 1.33 65.9
(5.04) (c) 1,121,799 0.65 (e),(f) – 1.38 (e) 85.5 (e)
29.39 1,271,063 0.63 (f) – 1.28 55.3
(1.51) 2,089,882 0.62 (f) – 1.43 49.9
(3.78) (i) 2,249,267 0.62 (f) – 1.53 51.1
50.41 (i) 2,312,305 0.63 (f) – 1.38 53.5
(5.73) 1,696,270 0.64 (f) – 1.58 65.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value, End
of Period
MONEY MARKET FUND
Class A shares
2025(b) $ 1 .00 $ 0 .02 $ 0 .02 ( $ 0 .02 ) ( $ 0 .02 ) $ 1 .00
2024 1 .00 0 .05 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
Class J shares
2025(b) 1 .00 0 .02 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2024 1 .00 0 .05 0 .05 ( 0 .05 ) ( 0 .05 ) 1 .00
2023 1 .00 0 .04 0 .04 ( 0 .04 ) ( 0 .04 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
2 .05% (c) ,(d) $ 365,534 0 .47% (e) ,(f) 0 .47% (e) ,(g) 4 .09% (e)
5 .08 (d) 348,944 0 .47 (f) 0 .47 (g) 4 .96
4 .53 (d) 341,831 0 .49 (f) 0 .49 (g) 4 .43
0 .63 (d) 352,832 0 .50 (f) 0 .54 (g) 0 .67
0 .00 (d) 293,949 0 .12 (f) 0 .55 (g) 0 .00
0 .61 (d) 342,008 0 .39 (f) 0 .53 (g) 0 .54
2 .07 (c) ,(d) 774,182 0 .43 (e) ,(h) 0 .58 (e) ,(i) 4 .13 (e)
5 .12 (d) 700,884 0 .43 (h) 0 .58 (i) 5 .00
4 .58 (d) 654,501 0 .45 (h) 0 .60 (i) 4 .48
0 .64 (d) 625,829 0 .49 (h) 0 .64 (i) 0 .76
0 .00 (d) 411,033 0 .12 (h) 0 .66 (i) 0 .00
0 .58 (d) 455,689 0 .41 (h) 0 .68 (i) 0 .49
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual and/or voluntary expense limit.
(g) Excludes expense reimbursement from Manager.
(h) Subject to Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2025(b) $ 11 .15 $ 0 .12 $ 0 .68 $ 0 .80 ( $ 0 .51 ) ( $ 1 .08 ) ( $ 1 .59 ) $ 10 .36
2024 10 .03 0 .31 1 .48 1 .79 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 11 .15
2023 8 .90 0 .30 1 .59 1 .89 ( 0 .23 ) ( 0 .53 ) ( 0 .76 ) 10 .03
2022 11 .44 0 .26 ( 1 .98 ) ( 1 .72 ) ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 8 .90
2021 8 .12 0 .20 3 .31 3 .51 ( 0 .19 ) – ( 0 .19 ) 11 .44
2020 9 .69 0 .18 ( 1 .44 ) ( 1 .26 ) ( 0 .31 ) – ( 0 .31 ) 8 .12
R-3 shares
2025(b) 10 .97 0 .15 0 .62 0 .77 ( 0 .39 ) ( 1 .08 ) ( 1 .47 ) 10 .27
2024 9 .88 0 .25 1 .46 1 .71 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 10 .97
2023 8 .78 0 .24 1 .57 1 .81 ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 9 .88
2022 11 .30 0 .20 ( 1 .96 ) ( 1 .76 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .78
2021 8 .02 0 .14 3 .27 3 .41 ( 0 .13 ) – ( 0 .13 ) 11 .30
2020 9 .58 0 .13 ( 1 .43 ) ( 1 .30 ) ( 0 .26 ) – ( 0 .26 ) 8 .02

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .12% (c) $ 1,222,624 0 .91% (d) ,(e) 2 .46% (d) 58 .1% (d)
18 .27 1,157,795 0 .90 (e) 2 .83 48 .0
22 .01 2,143,073 0 .97 (e) 2 .86 59 .3
( 16 .05 ) 1,703,672 0 .97 (e) 2 .56 62 .2
43 .48 2,927,281 0 .94 (e) 1 .79 54 .8
( 13 .63 ) 2,314,374 0 .96 (e) 2 .07 79 .6
8 .81 (c) 719 1 .46 (d) ,(e) 2 .97 (d) 58 .1 (d)
17 .68 271 1 .45 (e) 2 .37 48 .0
21 .27 717 1 .52 (e) 2 .31 59 .3
( 16 .52 ) 464 1 .52 (e) 2 .01 62 .2
42 .73 604 1 .49 (e) 1 .29 54 .8
( 14 .13 ) 407 1 .51 (e) 1 .52 79 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2025(b) $ 80 .71 $ 0 .17 ( $ 2 .29 ) ( $ 2 .12 ) ( $ 0 .37 ) ( $ 3 .79 ) ( $ 4 .16 ) $ 74 .43
2024 58 .41 0 .44 22 .33 22 .77 ( 0 .47 ) – ( 0 .47 ) 80 .71
2023 53 .59 0 .44 4 .75 5 .19 ( 0 .37 ) – ( 0 .37 ) 58 .41
2022 68 .28 0 .38 ( 8 .95 ) ( 8 .57 ) ( 0 .27 ) ( 5 .85 ) ( 6 .12 ) 53 .59
2021 51 .30 0 .36 19 .57 19 .93 ( 0 .43 ) ( 2 .52 ) ( 2 .95 ) 68 .28
2020 50 .56 0 .42 4 .45 4 .87 ( 0 .46 ) ( 3 .67 ) ( 4 .13 ) 51 .30
Institutional shares
2025(b) 83 .89 0 .29 ( 2 .38 ) ( 2 .09 ) ( 0 .58 ) ( 3 .79 ) ( 4 .37 ) 77 .43
2024 60 .69 0 .67 23 .19 23 .86 ( 0 .66 ) – ( 0 .66 ) 83 .89
2023 55 .67 0 .64 4 .93 5 .57 ( 0 .55 ) – ( 0 .55 ) 60 .69
2022 70 .67 0 .57 ( 9 .26 ) ( 8 .69 ) ( 0 .46 ) ( 5 .85 ) ( 6 .31 ) 55 .67
2021 53 .00 0 .57 20 .22 20 .79 ( 0 .60 ) ( 2 .52 ) ( 3 .12 ) 70 .67
2020 52 .09 0 .61 4 .60 5 .21 ( 0 .63 ) ( 3 .67 ) ( 4 .30 ) 53 .00
R-3 shares
2025(b) 80 .68 0 .07 ( 2 .30 ) ( 2 .23 ) ( 0 .24 ) ( 3 .79 ) ( 4 .03 ) 74 .42
2024 58 .45 0 .24 22 .36 22 .60 ( 0 .37 ) – ( 0 .37 ) 80 .68
2023 53 .61 0 .30 4 .77 5 .07 ( 0 .23 ) – ( 0 .23 ) 58 .45
2022 68 .37 0 .24 ( 8 .98 ) ( 8 .74 ) ( 0 .17 ) ( 5 .85 ) ( 6 .02 ) 53 .61
2021 51 .37 0 .21 19 .62 19 .83 ( 0 .31 ) ( 2 .52 ) ( 2 .83 ) 68 .37
2020 50 .62 0 .31 4 .45 4 .76 ( 0 .34 ) ( 3 .67 ) ( 4 .01 ) 51 .37
R-5 shares
2025(b) 82 .68 0 .19 ( 2 .35 ) ( 2 .16 ) ( 0 .43 ) ( 3 .79 ) ( 4 .22 ) 76 .30
2024 59 .83 0 .50 22 .86 23 .36 ( 0 .51 ) – ( 0 .51 ) 82 .68
2023 54 .88 0 .49 4 .87 5 .36 ( 0 .41 ) – ( 0 .41 ) 59 .83
2022 69 .77 0 .43 ( 9 .17 ) ( 8 .74 ) ( 0 .30 ) ( 5 .85 ) ( 6 .15 ) 54 .88
2021 52 .35 0 .42 19 .98 20 .40 ( 0 .46 ) ( 2 .52 ) ( 2 .98 ) 69 .77
2020 51 .51 0 .47 4 .54 5 .01 ( 0 .50 ) ( 3 .67 ) ( 4 .17 ) 52 .35

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 2 .94 ) % (c) ,(d) $ 1,307,561 0 .74% (e) 0 .42% (e) 64 .4% (e)
39 .15 (d) 1,405,974 0 .74 0 .60 41 .4
9 .75 (d) 1,085,264 0 .78 0 .76 48 .2
( 13 .77 ) (d) ,(f) 1,037,510 0 .77 0 .66 49 .5
40 .26 (d) ,(f) 1,288,915 0 .80 0 .59 29 .9
10 .04 (d) ,(f) 987,963 0 .83 0 .86 35 .4
( 2 .81 ) (c) 3,023,056 0 .45 (e) 0 .71 (e) 64 .4 (e)
39 .55 3,171,457 0 .45 0 .88 41 .4
10 .12 2,351,308 0 .46 1 .07 48 .2
( 13 .51 ) (f) 2,022,614 0 .46 0 .97 49 .5
40 .71 (f) 961,957 0 .49 (g) 0 .90 29 .9
10 .42 717,175 0 .47 (g) 1 .21 35 .4
( 3 .07 ) (c) 43,424 0 .99 (e) 0 .17 (e) 64 .4 (e)
38 .81 41,756 0 .99 0 .32 41 .4
9 .51 24,142 1 .01 0 .52 48 .2
( 13 .98 ) 19,275 1 .01 0 .42 49 .5
39 .94 20,459 1 .04 0 .35 29 .9
9 .76 14,150 1 .06 0 .64 35 .4
( 2 .92 ) (c) 41,689 0 .68 (e) 0 .47 (e) 64 .4 (e)
39 .24 35,981 0 .68 0 .66 41 .4
9 .85 31,171 0 .70 0 .83 48 .2
( 13 .72 ) 27,542 0 .70 0 .73 49 .5
40 .37 33,672 0 .73 0 .68 29 .9
10 .11 32,567 0 .75 0 .95 35 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2025(b) $ 8 .89 $ 0 .16 ( $ 0 .05 ) $ 0 .11 ( $ 0 .28 ) ( $ 0 .31 ) ( $ 0 .59 ) $ 8 .41
2024 7 .96 0 .27 1 .05 1 .32 ( 0 .25 ) ( 0 .14 ) ( 0 .39 ) 8 .89
2023 8 .28 0 .24 0 .07 0 .31 ( 0 .22 ) ( 0 .41 ) ( 0 .63 ) 7 .96
2022 10 .57 0 .29 ( 1 .78 ) ( 1 .49 ) ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 8 .28
2021 9 .66 0 .20 1 .26 1 .46 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 10 .57
2020 10 .26 0 .22 0 .37 0 .59 ( 0 .23 ) ( 0 .96 ) ( 1 .19 ) 9 .66
R-3 shares
2025(b) 8 .59 0 .13 ( 0 .05 ) 0 .08 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 8 .13
2024 7 .70 0 .21 1 .02 1 .23 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 8 .59
2023 8 .02 0 .19 0 .07 0 .26 ( 0 .17 ) ( 0 .41 ) ( 0 .58 ) 7 .70
2022 10 .25 0 .23 ( 1 .72 ) ( 1 .49 ) ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 8 .02
2021 9 .38 0 .14 1 .22 1 .36 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 10 .25
2020 10 .00 0 .16 0 .36 0 .52 ( 0 .18 ) ( 0 .96 ) ( 1 .14 ) 9 .38
R-5 shares
2025(b) 8 .71 0 .15 ( 0 .05 ) 0 .10 ( 0 .26 ) ( 0 .31 ) ( 0 .57 ) 8 .24
2024 7 .80 0 .25 1 .03 1 .28 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 8 .71
2023 8 .13 0 .22 0 .06 0 .28 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 7 .80
2022 10 .39 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .13
2021 9 .50 0 .17 1 .24 1 .41 ( 0 .17 ) ( 0 .35 ) ( 0 .52 ) 10 .39
2020 10 .11 0 .19 0 .36 0 .55 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .50

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .29% (c) $ 177,750 0 .03% (d) 3 .71% (d) 37 .6% (d)
17 .00 198,424 0 .02 3 .13 30 .8
3 .80 204,780 0 .02 2 .98 14 .5
( 15 .15 ) 223,930 0 .02 3 .16 29 .2
15 .48 304,277 0 .02 1 .91 28 .3
6 .20 273,028 0 .02 2 .30 31 .2
1 .00 (c) 14,519 0 .58 (d) 3 .16 (d) 37 .6 (d)
16 .35 14,578 0 .58 2 .57 30 .8
3 .21 16,887 0 .58 2 .41 14 .5
( 15 .57 ) 19,212 0 .58 2 .64 29 .2
14 .85 28,808 0 .58 1 .38 28 .3
5 .52 31,339 0 .58 1 .76 31 .2
1 .25 (c) 19,747 0 .27 (d) 3 .58 (d) 37 .6 (d)
16 .80 13,193 0 .27 2 .94 30 .8
3 .44 17,102 0 .27 2 .74 14 .5
( 15 .35 ) 18,499 0 .27 2 .97 29 .2
15 .25 26,565 0 .27 1 .67 28 .3
5 .86 28,376 0 .27 2 .08 31 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2025(b) $ 13.00 $ 0.20 ( $ 0.09) $ 0.11 ( $ 0.33) ( $ 0.53) ( $ 0.86) $ 12.25
2024 11.52 0.33 1.72 2.05 (0.30) (0.27) (0.57) 13.00
2023 12.14 0.29 0.14 0.43 (0.25) (0.80) (1.05) 11.52
2022 15.80 0.38 (2.74) (2.36) (0.33) (0.97) (1.30) 12.14
2021 14.07 0.23 2.30 2.53 (0.23) (0.57) (0.80) 15.80
2020 14.43 0.26 0.52 0 .78 (0.27) (0.87) (1.14) 14.07
Class J shares
2025(b) 12.78 0.21 (0.10) 0.11 (0.35) (0.53) (0.88) 12.01
2024 11.33 0.35 1.70 2.05 (0.33) (0.27) (0.60) 12.78
2023 11.96 0.31 0.14 0.45 (0.28) (0.80) (1.08) 11.33
2022 15.59 0.41 (2.72) (2.31) (0.35) (0.97) (1.32) 11.96
2021 13.89 0.25 2 .28 2.53 (0.26) (0.57) (0.83) 15.59
2020 14.26 0.29 0.50 0.79 (0.29) (0.87) (1.16) 13.89
Institutional shares
2025(b) 12.89 0.22 (0.09) 0.13 (0.37) (0.53) (0.90) 12.12
2024 11.43 0.37 1.71 2.08 (0.35) ( 0 .27) (0.62) 12.89
2023 12.06 0.33 0.14 0.47 (0.30) (0.80) (1.10) 11.43
2022 15.70 0.44 (2.73) ( 2 .29) (0.38) (0.97) (1.35) 12.06
2021 13.99 0.28 2.28 2.56 (0.28) (0.57) (0.85) 15.70
2020 14.35 0.31 0.52 0.83 (0.32) (0.87) (1.19) 13.99
R-3 shares
2025(b) 12.70 0.19 (0.09) 0.10 (0.31) (0.53) (0.84) 11.96
2024 11.27 0.30 1.68 1.98 (0.28) (0.27) (0.55) 12.70
2023 11.89 0.26 0.14 0.40 (0.22) (0.80) (1.02) 11.27
2022 15.49 0.36 (2.70) (2.34) (0.29) (0.97) (1.26) 11.89
2021 13.82 0.19 2.25 2.44 (0.20) (0.57) (0.77) 15.49
2020 14.18 0.23 0.51 0.74 (0.23) (0.87) (1.10) 13.82
R-5 shares
2025(b) 12.79 0.21 (0.10) 0.11 (0.34) (0.53) (0.87) 12.03
2024 11.35 0.34 1.68 2.02 (0.31) (0.27) (0.58) 12.79
2023 11.97 0.31 0.13 0.44 (0.26) (0.80) (1.06) 11.35
2022 15.60 0.40 (2.72) (2.32) (0.34) (0.97) (1.31) 11.97
2021 13.90 0.24 2.28 2.52 (0.25) (0.57) (0.82) 15.60
2020 14.26 0.28 0.51 0.79 (0.28) (0.87) (1.15) 13.90

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.92% (c),(d) $ 81,953 0.34% (e) – % 3.26% (e) 35.2% (e)
18 .15 (d) 86,973 0.33 – 2.64 27.4
3.73 (d) 81,249 0.38 – 2.44 9.8
(16.17) (d) 88,607 0.36 (f) – 2.84 25.2
18.52 (d) 112,642 0.35 (f) – 1.50 19.6
5.58 (d) 100,919 0.36 (f) – 1.89 21.7
0.96 (c),(d) 634,496 0.17 (e),(g) 0 .17 (e),(h) 3.43 (e) 35.2 (e)
18.47 (d) 669,174 0.15 (g) 0.17 (h) 2.82 27.4
3.91 (d) 640,253 0.16 (g) 0.18 (h) 2.64 9.8
(16.05) (d) 679,727 0.17 (g) 0.19 (h) 3.06 25.2
18.69 (d),(i) 910,454 0.18 (g) 0.20 (h) 1.68 19.6
5.86 (d),(i) 832,258 0.16 (g) 0.19 (h) 2.12 21.7
1.10 (c) 1,219,264 0.01 (e) – 3.61 (e) 35.2 (e)
18.57 1,401,110 0.01 – 2.98 27.4
4.07 1,427,262 0.01 – 2.82 9.8
(15.85) 1,640,911 0.01 – 3.25 25.2
18.87 2,424,308 0.01 – 1.86 19.6
5.99 2,298,787 0.01 – 2.28 21.7
0.82 (c) 61,790 0.57 (e) – 3.08 (e) 35.2 (e)
17.86 60,266 0.57 – 2.41 27.4
3 .51 62,249 0.57 – 2.26 9.8
(16.37) (i) 77,582 0.57 – 2.69 25.2
18.24 (i) 112,088 0.57 – 1.30 19.6
5.42 110,479 0.57 – 1.74 21.7
0.96 (c) 81,224 0.26 (e) – 3.40 (e) 35.2 (e)
18.20 74,174 0.26 – 2.76 27.4
3.88 85,830 0.26 – 2.60 9.8
(16.13) 103,555 0.26 – 3.02 25.2
18.62 154,635 0.26 – 1.63 19.6
5.73 158,936 0.26 – 2.05 21.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2025(b) $ 11 .67 $ 0 .20 ( $ 0 .10 ) $ 0 .10 ( $ 0 .31 ) ( $ 0 .38 ) ( $ 0 .69 ) $ 11 .08
2024 10 .13 0 .31 1 .69 2 .00 ( 0 .28 ) ( 0 .18 ) ( 0 .46 ) 11 .67
2023 10 .47 0 .27 0 .18 0 .45 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 10 .13
2022 13 .55 0 .37 ( 2 .48 ) ( 2 .11 ) ( 0 .33 ) ( 0 .64 ) ( 0 .97 ) 10 .47
2021 11 .64 0 .23 2 .33 2 .56 ( 0 .23 ) ( 0 .42 ) ( 0 .65 ) 13 .55
2020 11 .75 0 .24 0 .43 0 .67 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 11 .64
R-3 shares
2025(b) 11 .31 0 .16 ( 0 .09 ) 0 .07 ( 0 .25 ) ( 0 .38 ) ( 0 .63 ) 10 .75
2024 9 .83 0 .24 1 .65 1 .89 ( 0 .23 ) ( 0 .18 ) ( 0 .41 ) 11 .31
2023 10 .18 0 .21 0 .17 0 .38 ( 0 .18 ) ( 0 .55 ) ( 0 .73 ) 9 .83
2022 13 .20 0 .31 ( 2 .43 ) ( 2 .12 ) ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 10 .18
2021 11 .35 0 .16 2 .27 2 .43 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 13 .20
2020 11 .48 0 .19 0 .40 0 .59 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .35
R-5 shares
2025(b) 11 .54 0 .18 ( 0 .09 ) 0 .09 ( 0 .29 ) ( 0 .38 ) ( 0 .67 ) 10 .96
2024 10 .02 0 .28 1 .68 1 .96 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 11 .54
2023 10 .36 0 .25 0 .17 0 .42 ( 0 .21 ) ( 0 .55 ) ( 0 .76 ) 10 .02
2022 13 .42 0 .36 ( 2 .48 ) ( 2 .12 ) ( 0 .30 ) ( 0 .64 ) ( 0 .94 ) 10 .36
2021 11 .54 0 .20 2 .30 2 .50 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 13 .42
2020 11 .66 0 .22 0 .41 0 .63 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 11 .54

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .92% (c) $ 1,242,769 0 .01% (d) 3 .48% (d) 41 .1% (d)
20 .13 1,357,468 0 .01 2 .78 32 .4
4 .49 1,267,266 0 .01 2 .60 14 .4
( 16 .71 ) 1,283,002 0 .01 3 .21 22 .6
22 .55 1,534,067 0 .01 1 .76 24 .0
5 .93 1,225,564 0 .01 2 .16 33 .4
0 .64 (c) 88,712 0 .57 (d) 2 .91 (d) 41 .1 (d)
19 .46 91,488 0 .57 2 .23 32 .4
3 .83 86,339 0 .58 2 .07 14 .4
( 17 .18 ) 98,077 0 .57 2 .73 22 .6
21 .95 132,449 0 .57 1 .23 24 .0
5 .29 123,574 0 .57 1 .69 33 .4
0 .80 (c) 91,521 0 .26 (d) 3 .31 (d) 41 .1 (d)
19 .84 73,269 0 .26 2 .58 32 .4
4 .25 81,215 0 .27 2 .40 14 .4
( 16 .95 ) 89,987 0 .26 3 .09 22 .6
22 .20 123,237 0 .26 1 .54 24 .0
5 .59 109,815 0 .26 1 .97 33 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2025(b) $ 14.71 $ 0.21 ( $ 0.14) $ 0.07 ( $ 0.32) ( $ 0.48) ( $ 0.80) $ 13.98
2024 12.50 0.31 2.43 2.74 (0.28) (0.25) (0.53) 14.71
2023 13.12 0.24 0.32 0.56 (0.20) (0.98) (1.18) 12.50
2022 17.49 0.42 (3.42) (3.00) (0.35) ( 1 .02) (1.37) 13.12
2021 14.76 0.22 3.45 3.67 (0.22) (0.72) (0.94) 17.49
2020 14.85 0.26 0 .54 0.80 (0.26) (0.63) (0.89) 14.76
Class J shares
2025(b) 14.60 0.22 (0.13) 0.09 (0.35) (0.48) (0.83) 13.86
2024 12.41 0.33 2.42 2.75 (0.31) (0.25) (0.56) 14.60
2023 13.04 0.26 0.32 0.58 (0.23) ( 0 .98) (1.21) 12.41
2022 17.39 0.44 (3.39) (2.95) (0.38) (1.02) (1.40) 13.04
2021 14.67 0.26 3.43 3.69 (0.25) (0.72) (0.97) 17.39
2020 14.77 0.29 0.53 0.82 (0.29) (0.63) (0.92) 14.67
Institutional shares
2025(b) 14.68 0.23 (0.13) 0.10 (0.37) (0.48) (0.85) 13.93
2024 12.48 0.36 2.42 2.78 (0.33) (0.25) (0.58) 14.68
2023 13.10 0.29 0.32 0.61 (0.25) (0.98) (1.23) 12.48
2022 17.47 0 .46 (3.40) (2.94) (0.41) (1.02) (1.43) 13.10
2021 14.73 0.28 3.45 3.73 (0.27) (0.72) (0.99) 17.47
2020 14.83 0.31 0.53 0.84 (0.31) (0.63) (0.94) 14.73
R-3 shares
2025(b) 14.55 0.20 (0.15) 0.05 (0.29) (0.48) (0.77) 13.83
2024 12.37 0.28 2.41 2.69 (0.26) (0.25) (0.51) 14.55
2023 12.99 0.21 0.32 0.53 (0.17) (0.98) (1.15) 12.37
2022 17.33 0.39 (3.39) (3.00) (0.32) (1.02) (1.34) 12.99
2021 14.63 0.19 3.42 3.61 (0.19) (0.72) (0.91) 17.33
2020 14.73 0.23 0.52 0.75 (0.22) (0.63) (0.85) 14.63
R-5 shares
2025(b) 14.64 0.22 (0.14) 0.08 (0.34) (0.48) (0.82) 13.90
2024 12.44 0.33 2.41 2.74 (0.29) (0.25) (0.54) 14.64
2023 13.07 0.26 0.31 0.57 (0.22) (0.98) (1.20) 12.44
2022 17.43 0.43 (3.40) (2.97) (0.37) (1.02) (1.39) 13.07
2021 14.70 0.25 3.44 3.69 (0.24) (0.72) (0.96) 17.43
2020 14.79 0.28 0.53 0.81 (0.27) (0.63) (0.90) 14 .70

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.52% (c),(d) $ 132,764 0.33% (e) – % 2.97% (e) 45.7% (e)
22.27 (d) 139,779 0.33 – 2.20 38.7
4.42 (d) 121,782 0.38 (f) – 1.84 11.2
(18.48) (d) 129,354 0.37 (f) – 2.83 31.1
25.68 (d) 168,435 0.36 (f) – 1.34 24.0
5.48 (d) 128,178 0.38 (f) – 1.78 33.4
0.63 (c),(d) 1,069,730 0.18 (e),(g) 0.18 (e),(h) 3.14 (e) 45.7 (e)
22.52 (d) 1,133,064 0.16 (g) 0.17 (h) 2.39 38.7
4.59 (d) 1,019,722 0.17 (g) 0.19 (h) 2.05 11.2
(18.33) (d) 1,041,206 0.18 (g) 0.20 (h) 3.02 31.1
26.00 (d) 1,388,404 0.18 (g) 0.20 (h) 1.56 24.0
5.64 (d) 1,169,328 0 .17 (g) 0.20 (h) 2.02 33.4
0.71 (c) 3,545,735 0.01 (e) – 3.32 (e) 45.7 (e)
22.67 3,850,068 0.01 – 2.53 38.7
4.84 3,387,912 0.01 – 2.21 11.2
(18.22) 3,437,305 0.01 – 3.15 31.1
26.21 4,530,236 0.01 – 1.71 24.0
5.79 3,592,487 0.01 – 2.16 33.4
0.41 (c) 135,323 0.57 (e) – 2.80 (e) 45.7 (e)
22.04 133,904 0.57 – 1.98 38.7
4.20 123,110 0.57 – 1.64 11.2
(18.66) 125,371 0.57 – 2.65 31.1
25.46 176,532 0.57 – 1.14 24.0
5.22 141,979 0.57 – 1.60 33.4
0.57 (c) 182,149 0.26 (e) – 3.14 (e) 45.7 (e)
22.42 157,441 0.26 – 2.34 38.7
4.49 167,033 0.26 – 1.99 11.2
(18.42) 184,436 0.26 – 2.94 31.1
25.88 242,659 0.26 – 1.49 24.0
5.60 212,626 0.26 – 1.96 33.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2025(b) $ 13 .41 $ 0 .20 ( $ 0 .16 ) $ 0 .04 ( $ 0 .29 ) ( $ 0 .45 ) ( $ 0 .74 ) $ 12 .71
2024 11 .22 0 .30 2 .40 2 .70 ( 0 .27 ) ( 0 .24 ) ( 0 .51 ) 13 .41
2023 11 .43 0 .23 0 .37 0 .60 ( 0 .19 ) ( 0 .62 ) ( 0 .81 ) 11 .22
2022 15 .10 0 .41 ( 3 .07 ) ( 2 .66 ) ( 0 .40 ) ( 0 .61 ) ( 1 .01 ) 11 .43
2021 12 .34 0 .24 3 .24 3 .48 ( 0 .23 ) ( 0 .49 ) ( 0 .72 ) 15 .10
2020 12 .49 0 .24 0 .50 0 .74 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 12 .34
R-3 shares
2025(b) 13 .06 0 .16 ( 0 .15 ) 0 .01 ( 0 .22 ) ( 0 .45 ) ( 0 .67 ) 12 .40
2024 10 .95 0 .23 2 .32 2 .55 ( 0 .20 ) ( 0 .24 ) ( 0 .44 ) 13 .06
2023 11 .17 0 .16 0 .37 0 .53 ( 0 .13 ) ( 0 .62 ) ( 0 .75 ) 10 .95
2022 14 .78 0 .34 ( 3 .02 ) ( 2 .68 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 11 .17
2021 12 .09 0 .15 3 .19 3 .34 ( 0 .16 ) ( 0 .49 ) ( 0 .65 ) 14 .78
2020 12 .26 0 .18 0 .47 0 .65 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .09
R-5 shares
2025(b) 13 .29 0 .19 ( 0 .16 ) 0 .03 ( 0 .27 ) ( 0 .45 ) ( 0 .72 ) 12 .60
2024 11 .13 0 .27 2 .37 2 .64 ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 13 .29
2023 11 .34 0 .20 0 .37 0 .57 ( 0 .16 ) ( 0 .62 ) ( 0 .78 ) 11 .13
2022 14 .99 0 .40 ( 3 .08 ) ( 2 .68 ) ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 11 .34
2021 12 .26 0 .21 3 .21 3 .42 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 14 .99
2020 12 .41 0 .23 0 .47 0 .70 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 12 .26

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .37% (c) $ 1,712,170 0 .01% (d) 3 .11% (d) 49 .7% (d)
24 .53 1,765,103 0 .01 2 .36 36 .5
5 .54 1,439,309 0 .01 1 .97 12 .3
( 18 .85 ) 1,301,768 0 .01 3 .19 19 .6
28 .95 1,468,727 0 .01 1 .66 19 .5
6 .02 1,043,617 0 .01 2 .04 37 .1
0 .13 (c) 95,408 0 .57 (d) 2 .53 (d) 49 .7 (d)
23 .73 97,523 0 .57 1 .82 36 .5
4 .94 86,441 0 .58 1 .42 12 .3
( 19 .30 ) 85,620 0 .57 2 .75 19 .6
28 .31 110,352 0 .57 1 .11 19 .5
5 .38 85,507 0 .57 1 .56 37 .1
0 .25 (c) 112,109 0 .26 (d) 2 .91 (d) 49 .7 (d)
24 .16 80,745 0 .26 2 .17 36 .5
5 .30 83,168 0 .27 1 .77 12 .3
( 19 .06 ) 86,155 0 .26 3 .14 19 .6
28 .61 113,877 0 .26 1 .45 19 .5
5 .76 92,452 0 .26 1 .92 37 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2025(b) $ 16.41 $ 0.20 ( $ 0.22) ( $ 0.02) ( $ 0.26) ( $ 0.81) ( $ 1.07) $ 15.32
2024 13.54 0.27 3.22 3.49 (0.25) (0.37) (0.62) 16.41
2023 13.86 0.19 0.59 0.78 (0.16) (0.94) (1.10) 13.54
2022 18.81 0.46 (3.88) (3.42) ( 0 .46) (1.07) (1.53) 13.86
2021 15.20 0.22 4.35 4.57 (0.23) (0.73) (0.96) 18.81
2020 15.43 0.24 0.60 0.84 (0.26) (0.81) (1.07) 15.20
Class J shares
2025(b) 16.69 0.22 (0.23) (0.01) (0.29) (0.81) (1.10) 15.58
2024 13.76 0.30 3.28 3.58 (0.28) (0.37) (0.65) 16.69
2023 14.07 0.22 0.60 0.82 (0.19) (0.94) (1.13) 13.76
2022 19.07 0.50 (3.94) (3.44) (0.49) (1.07) (1.56) 14.07
2021 15.39 0.26 4.41 4.67 (0.26) (0.73) (0.99) 19.07
2020 15.61 0.28 0.59 0.87 (0.28) (0.81) (1.09) 15.39
Institutional shares
2025(b) 16.92 0.24 (0.23) 0.01 (0.32) (0.81) (1.13) 15.80
2024 13.95 0.33 3.31 3 .64 (0.30) (0.37) (0.67) 16.92
2023 14.24 0.24 0.62 0.86 (0.21) (0.94) (1.15) 13.95
2022 19.29 0.53 (3.99) (3.46) (0.52) (1.07) (1.59) 14.24
2021 15.55 0.29 4.46 4.75 (0.28) (0.73) (1.01) 19.29
2020 15.77 0.30 0.60 0.90 (0.31) (0.81) (1.12) 15.55
R-3 shares
2025(b) 16.53 0.19 (0.22) (0.03) (0.24) (0.81) (1.05) 15.45
2024 13.65 0.24 3.23 3.47 (0.22) (0.37) (0.59) 16.53
2023 13.95 0.16 0.61 0.77 (0.13) ( 0 .94) (1.07) 13.65
2022 18.93 0.44 (3.93) (3.49) (0.42) (1.07) (1.49) 13.95
2021 15.29 0.18 4.39 4 .57 (0.20) (0.73) (0.93) 18.93
2020 15.52 0.22 0.58 0.80 (0.22) (0.81) (1.03) 15.29
R-5 shares
2025(b) 16.78 0.22 (0.24) (0.02) (0.28) (0.81) (1.09) 15.67
2024 13.83 0.30 3.28 3.58 (0.26) (0.37) (0.63) 16.78
2023 14.13 0.21 0.61 0.82 (0.18) (0.94) (1.12) 13.83
2022 19.15 0.49 (3.97) (3.48) (0.47) (1.07) (1.54) 14.13
2021 15.45 0.25 4.42 4.67 (0.24) (0.73) (0.97) 19.15
2020 15.67 0.27 0.59 0.86 (0.27) (0.81) ( 1 .08) 15.45

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.07) % (c),(d) $ 118,007 0.34% (e),(f) – % 2.57% (e) 57.0% (e)
26.30 (d) 121,589 0.35 (f) – 1.74 34.8
5.96 (d) 99,851 0.38 (f) – 1.34 12.4
(19.68) (d) 101,428 0.38 (f) – 2.94 23.8
31.00 (d) 126,454 0.38 (f) – 1.24 20.0
5.49 (d) 97,825 0.38 (f) – 1.65 32.8
(0.03) (c),(d) 841,556 0.18 (e),(g) 0.18 (e),(h) 2.74 (e) 57.0 (e)
26.56 (d) 875,149 0.17 (g) 0.18 (h) 1.93 34.8
6.15 (d) 733,117 0.18 (g) 0.20 (h) 1.53 12.4
(19.53) (d) 724,982 0.18 (g) 0.20 (h) 3.17 23.8
31.30 (d) 948,713 0.18 (g) 0.21 (h) 1.44 20.0
5.67 (d) 753,868 0.18 (g) 0.21 (h) 1.86 32.8
0.07 (c) 3,235,761 0.01 (e) – 2.93 (e) 57.0 (e)
26.68 3,432,790 0.01 – 2.08 34.8
6.42 2,798,971 0.01 – 1.70 12.4
(19.43) 2,684,679 0.01 – 3.30 23.8
31.56 3,429,237 0.01 – 1.61 20.0
5.79 2,615,276 0.01 – 2.02 32.8
(0.19) (c) 120,982 0.57 (e) – 2.41 (e) 57.0 (e)
25.95 120,638 0.57 – 1.52 34.8
5.83 99,443 0.57 – 1.13 12.4
(19.88) 96,348 0.57 – 2.81 23.8
30.81 129,032 0.57 – 1.02 20.0
5.22 97,748 0.57 – 1.46 32.8
(0.07) (c) 167,508 0.26 (e) – 2.78 (e) 57.0 (e)
26.45 146,695 0 .26 – 1.87 34.8
6.12 142,339 0.26 – 1.49 12.4
(19 .62) 147,107 0.26 – 3.08 23.8
31.19 187,926 0.26 – 1.39 20.0
5.56 159,934 0.26 – 1.80 32.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2025(b) $ 15 .03 $ 0 .20 ( $ 0 .22 ) ( $ 0 .02 ) ( $ 0 .25 ) ( $ 0 .54 ) ( $ 0 .79 ) $ 14 .22
2024 12 .22 0 .26 3 .12 3 .38 ( 0 .24 ) ( 0 .33 ) ( 0 .57 ) 15 .03
2023 12 .43 0 .18 0 .63 0 .81 ( 0 .16 ) ( 0 .86 ) ( 1 .02 ) 12 .22
2022 16 .56 0 .44 ( 3 .51 ) ( 3 .07 ) ( 0 .47 ) ( 0 .59 ) ( 1 .06 ) 12 .43
2021 12 .95 0 .23 4 .05 4 .28 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 16 .56
2020 13 .12 0 .24 0 .48 0 .72 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 12 .95
R-3 shares
2025(b) 14 .46 0 .16 ( 0 .22 ) ( 0 .06 ) ( 0 .18 ) ( 0 .54 ) ( 0 .72 ) 13 .68
2024 11 .78 0 .18 3 .00 3 .18 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 14 .46
2023 12 .01 0 .11 0 .61 0 .72 ( 0 .09 ) ( 0 .86 ) ( 0 .95 ) 11 .78
2022 16 .03 0 .38 ( 3 .43 ) ( 3 .05 ) ( 0 .38 ) ( 0 .59 ) ( 0 .97 ) 12 .01
2021 12 .57 0 .14 3 .91 4 .05 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 16 .03
2020 12 .76 0 .18 0 .45 0 .63 ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 12 .57
R-5 shares
2025(b) 14 .71 0 .19 ( 0 .24 ) ( 0 .05 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 13 .90
2024 11 .97 0 .23 3 .05 3 .28 ( 0 .21 ) ( 0 .33 ) ( 0 .54 ) 14 .71
2023 12 .20 0 .16 0 .60 0 .76 ( 0 .13 ) ( 0 .86 ) ( 0 .99 ) 11 .97
2022 16 .26 0 .43 ( 3 .47 ) ( 3 .04 ) ( 0 .43 ) ( 0 .59 ) ( 1 .02 ) 12 .20
2021 12 .74 0 .19 3 .96 4 .15 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 16 .26
2020 12 .92 0 .22 0 .46 0 .68 ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 12 .74

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .09 ) % (c) $ 1,464,253 0 .01% (d) 2 .80% (d) 58 .5% (d)
28 .28 1,502,321 0 .01 1 .85 36 .7
6 .92 1,152,378 0 .01 1 .46 11 .4
( 19 .76 ) 1,010,879 0 .01 3 .21 23 .8
33 .82 1,139,261 0 .01 1 .50 19 .2
5 .57 780,234 0 .01 1 .90 32 .5
( 0 .44 ) (c) 76,975 0 .57 (d) 2 .23 (d) 58 .5 (d)
27 .56 79,631 0 .57 1 .34 36 .7
6 .35 68,323 0 .58 0 .92 11 .4
( 20 .17 ) 66,131 0 .57 2 .85 23 .8
32 .97 88,634 0 .57 0 .93 19 .2
5 .00 66,042 0 .58 1 .45 32 .5
( 0 .30 ) (c) 94,119 0 .26 (d) 2 .64 (d) 58 .5 (d)
27 .98 72,547 0 .26 1 .67 36 .7
6 .60 68,730 0 .27 1 .28 11 .4
( 19 .89 ) 69,495 0 .26 3 .17 23 .8
33 .37 91,388 0 .26 1 .28 19 .2
5 .30 71,201 0 .27 1 .80 32 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2025(b) $ 18.04 $ 0.20 ( $ 0.29) ( $ 0.09) ( $ 0.21) ( $ 0.84) ( $ 1.05) $ 16.90
2024 14.54 0.22 3.92 4.14 (0.21) (0.43) (0.64) 18.04
2023 14.82 0.15 0.81 0.96 (0.12) (1.12) (1.24) 14.54
2022 20.06 0.49 (4.30) (3.81) ( 0 .49) (0.94) (1.43) 14.82
2021 15.63 0.21 5.06 5.27 (0.22) (0.62) (0.84) 20.06
2020 15.89 0.24 0.56 0.80 (0.24) (0.82) (1.06) 15.63
Class J shares
2025(b) 17.21 0.20 (0.27) (0.07) (0.24) (0.84) (1.08) 16.06
2024 13.90 0.25 3.73 3.98 (0.24) (0.43) (0.67) 17.21
2023 14.22 0.16 0.79 0.95 (0.15) (1.12) (1.27) 13.90
2022 19.30 0.51 (4.13) (3.62) (0.52) (0.94) (1.46) 14.22
2021 15.06 0.23 4.88 5.11 (0.25) (0.62) (0.87) 19.30
2020 15.35 0.25 0.54 0.79 (0.26) (0.82) (1.08) 15.06
Institutional shares
2025(b) 17.98 0.23 (0.29) (0.06) (0.27) (0.84) (1.11) 16.81
2024 14.49 0.29 3.90 4.19 (0.27) (0.43) (0.70) 17.98
2023 14.78 0.20 0.81 1.01 (0.18) (1.12) (1.30) 14.49
2022 19.99 0.55 (4.26) (3.71) (0.56) (0.94) (1.50) 14.78
2021 15.57 0.28 5.04 5.32 (0.28) (0.62) (0.90) 19.99
2020 15.84 0.29 0.55 0.84 (0.29) (0.82) (1.11) 15.57
R-3 shares
2025(b) 17.58 0.18 (0.29) (0.11) (0.18) (0.84) (1.02) 16.45
2024 14.20 0.19 3.81 4.00 (0.19) (0.43) (0.62) 17.58
2023 14.50 0.11 0.80 0.91 (0.09) ( 1 .12) (1.21) 14.20
2022 19.64 0.46 (4.20) (3.74) (0.46) (0.94) (1.40) 14.50
2021 15.33 0.16 4.97 5 .13 (0.20) (0.62) (0.82) 19.64
2020 15.60 0.20 0.56 0.76 (0.21) (0.82) (1.03) 15.33
R-5 shares
2025(b) 17.85 0.22 (0.30) (0.08) (0.24) (0.84) (1.08) 16.69
2024 14.39 0.24 3.88 4.12 (0.23) (0.43) (0.66) 17.85
2023 14.69 0.17 0.79 0.96 (0.14) (1.12) (1.26) 14.39
2022 19.88 0.51 (4.25) (3.74) (0.51) (0.94) (1.45) 14.69
2021 15.49 0.23 5.02 5.25 (0.24) (0.62) (0.86) 19.88
2020 15.76 0.25 0.55 0.80 (0.25) (0.82) (1.07) 15.49

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.53) % (c),(d) $ 111,979 0.38% (e),(f) – % 2.29% (e) 65.8% (e)
29.14 (d) 113,939 0.38 (f) – 1.31 37.1
6.94 (d) 90,827 0.38 (f) – 0.97 10.6
(20.32) (d) 87,266 0.38 (f) – 2.93 26.9
34.64 (d) 105,294 0.38 (f) – 1.11 21.0
5.06 (d) 77,925 0.38 (f) – 1.56 26.9
(0.41) (c),(d) 284,187 0.20 (e),(g) 0.20 (e),(h) 2.48 (e) 65.8 (e)
29.33 (d) 293,958 0.19 (g) 0.20 (h) 1.51 37.1
7.14 (d) 242,027 0.23 (g) 0.25 (h) 1.12 10.6
(20.17) (d) 235,469 0.22 (g) 0.24 (h) 3.17 26.9
34.90 (d) 312,540 0.21 (g) 0.24 (h) 1.29 21.0
5.18 (d) 237,515 0.22 (g) 0.25 (h) 1.74 26.9
(0.34) (c) 2,506,192 0.01 (e) – 2.70 (e) 65.8 (e)
29.62 2,677,540 0.01 – 1.69 37.1
7.31 2,116,797 0.01 – 1.32 10.6
(19.96) 1,951,777 0.01 – 3.29 26.9
35.15 2,422,742 0.01 – 1.49 21.0
5.37 1,754,692 0.01 – 1.91 26.9
(0 .63) (c) 94,766 0.57 (e) – 2.16 (e) 65.8 (e)
28.78 93,764 0.57 – 1.13 37.1
6.73 76,894 0.57 – 0.76 10.6
(20.41) 71,732 0.57 – 2.80 26.9
34.33 94,767 0.57 – 0.87 21.0
4.87 68,182 0.57 – 1.35 26.9
(0.48) (c) 127,566 0.26 (e) – 2.55 (e) 65.8 (e)
29.30 102,140 0 .26 – 1.45 37.1
7.00 93,301 0.26 – 1.16 10.6
(20 .18) 99,622 0.26 – 3.12 26.9
34.84 128,805 0.26 – 1.27 21.0
5.12 104,577 0.26 – 1.66 26.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2025(b) $ 16 .89 $ 0 .22 ( $ 0 .28 ) ( $ 0 .06 ) ( $ 0 .26 ) ( $ 0 .55 ) ( $ 0 .81 ) $ 16 .02
2024 13 .59 0 .26 3 .66 3 .92 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 16 .89
2023 13 .75 0 .18 0 .78 0 .96 ( 0 .17 ) ( 0 .95 ) ( 1 .12 ) 13 .59
2022 18 .20 0 .48 ( 3 .92 ) ( 3 .44 ) ( 0 .51 ) ( 0 .50 ) ( 1 .01 ) 13 .75
2021 13 .87 0 .23 4 .71 4 .94 ( 0 .25 ) ( 0 .36 ) ( 0 .61 ) 18 .20
2020 14 .00 0 .24 0 .47 0 .71 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 13 .87
R-3 shares
2025(b) 16 .21 0 .17 ( 0 .27 ) ( 0 .10 ) ( 0 .17 ) ( 0 .55 ) ( 0 .72 ) 15 .39
2024 13 .07 0 .17 3 .52 3 .69 ( 0 .18 ) ( 0 .37 ) ( 0 .55 ) 16 .21
2023 13 .27 0 .10 0 .74 0 .84 ( 0 .09 ) ( 0 .95 ) ( 1 .04 ) 13 .07
2022 17 .60 0 .41 ( 3 .82 ) ( 3 .41 ) ( 0 .42 ) ( 0 .50 ) ( 0 .92 ) 13 .27
2021 13 .45 0 .13 4 .56 4 .69 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 17 .60
2020 13 .60 0 .17 0 .45 0 .62 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .45
R-5 shares
2025(b) 16 .56 0 .20 ( 0 .27 ) ( 0 .07 ) ( 0 .23 ) ( 0 .55 ) ( 0 .78 ) 15 .71
2024 13 .33 0 .23 3 .59 3 .82 ( 0 .22 ) ( 0 .37 ) ( 0 .59 ) 16 .56
2023 13 .52 0 .17 0 .72 0 .89 ( 0 .13 ) ( 0 .95 ) ( 1 .08 ) 13 .33
2022 17 .91 0 .47 ( 3 .90 ) ( 3 .43 ) ( 0 .46 ) ( 0 .50 ) ( 0 .96 ) 13 .52
2021 13 .66 0 .20 4 .63 4 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 17 .91
2020 13 .80 0 .21 0 .46 0 .67 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 13 .66

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .37 ) % (c) $ 970,379 0 .01% (d) 2 .69% (d) 66 .0% (d)
29 .52 1,016,220 0 .01 1 .63 35 .6
7 .38 744,667 0 .01 1 .28 10 .3
( 19 .95 ) 613,004 0 .01 3 .12 22 .6
36 .38 658,064 0 .01 1 .37 18 .9
5 .07 421,577 0 .02 1 .81 28 .0
( 0 .60 ) (c) 51,523 0 .58 (d) 2 .12 (d) 66 .0 (d)
28 .82 53,518 0 .58 1 .12 35 .6
6 .72 43,506 0 .58 0 .74 10 .3
( 20 .37 ) 38,419 0 .58 2 .78 22 .6
35 .53 48,174 0 .58 0 .81 18 .9
4 .53 32,687 0 .58 1 .34 28 .0
( 0 .44 ) (c) 57,708 0 .27 (d) 2 .46 (d) 66 .0 (d)
29 .27 40,644 0 .27 1 .46 35 .6
7 .00 35,853 0 .27 1 .22 10 .3
( 20 .14 ) 40,556 0 .27 3 .12 22 .6
36 .08 50,443 0 .27 1 .19 18 .9
4 .81 38,859 0 .27 1 .62 28 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2025(b) $ 17.86 $ 0.20 ( $ 0.29) ( $ 0.09) ( $ 0.22) ( $ 0.54) ( $ 0.76) $ 17.01
2024 14.36 0.23 3.87 4.10 (0.21) (0.39) (0.60) 17.86
2023 14.52 0.14 0.81 0.95 (0.12) (0.99) (1.11) 14.36
2022 19.13 0.48 (4.18) (3.70) (0.47) (0.44) (0.91) 14.52
2021 14.47 0.17 5.04 5.21 (0.21) (0.34) (0.55) 19.13
2020 14.61 0.21 0.47 0.68 (0.22) (0.60) (0.82) 14.47
Institutional shares
2025(b) 18.07 0.24 (0.30) (0.06) (0.28) (0.54) (0.82) 17.19
2024 14.52 0.28 3.93 4.21 (0.27) (0.39) (0.66) 18.07
2023 14.68 0.19 0.82 1.01 (0.18) (0.99) (1.17) 14.52
2022 19.32 0.51 (4.17) (3.66) (0.54) (0.44) (0.98) 14.68
2021 14.60 0 .24 5.08 5.32 (0.26) (0.34) (0.60) 19.32
2020 14.72 0.25 0.49 0.74 (0.26) (0.60) (0.86) 14.60
R-3 shares
2025(b) 17.68 0.18 (0.29) (0.11) (0.19) (0.54) (0.73) 16.84
2024 14.24 0.18 3.84 4.02 (0.19) (0.39) (0.58) 17.68
2023 14.41 0.10 0.82 0.92 (0.10) (0.99) (1.09) 14.24
2022 19.00 0.43 (4.14) (3.71) (0.44) (0.44) ( 0 .88) 14.41
2021 14.38 0.13 5.01 5.14 (0.18) (0.34) (0.52) 19.00
2020 14.52 0.17 0.48 0.65 (0.19) (0.60) (0.79) 14.38
R-5 shares
2025(b) 17.87 0.21 (0.30) (0.09) (0.24) (0.54) (0.78) 17.00
2024 14.37 0.24 3.88 4.12 (0.23) (0.39) (0.62) 17.87
2023 14.54 0.18 0.78 0.96 (0.14) (0.99) (1.13) 14.37
2022 19.14 0.48 (4.15) (3.67) (0.49) (0.44) (0.93) 14.54
2021 14.48 0.20 5.02 5.22 (0.22) (0.34) (0.56) 19.14
2020 14.61 0.20 0.50 0.70 (0.23) (0.60) (0.83) 14.48

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.52) % (c),(d) $ 17,222 0.32% (e),(f) 0.32% (e),(g) 2.33% (e) 65.8% (e)
29.17 (d) 17,409 0.35 (f) 0.36 (g) 1.37 37.3
6.96 (d) 14,751 0.38 (f) 0.46 (g) 0.98 10.6
(20.23) (d) 14,614 0.38 (f) 0.43 (g) 2.94 21.7
36.62 (d) 18,803 0.38 (f) 0.43 (g) 0.94 18.3
4.61 (d) 11,740 0.38 (f) 0.58 (g) 1.49 22.9
(0.37) (c) 950,919 0.01 (e) – 2.68 (e) 65.8 (e)
29.64 989,955 0.01 – 1.66 37.3
7.30 726,855 0.01 – 1.28 10.6
(19.92) 594,766 0.01 – 3.13 21.7
37.12 629,044 0.02 – 1.32 18.3
5.02 385,276 0.02 – 1.75 22.9
(0.64) (c) 34,629 0.58 (e) – 2.11 (e) 65.8 (e)
28 .83 32,512 0.58 – 1.09 37.3
6.79 24,915 0.58 – 0.71 10.6
(20.41) 19,914 0.58 – 2.67 21.7
36.38 22,111 0.58 – 0.75 18.3
4.45 14,091 0.58 – 1.23 22.9
(0.51) (c) 38,976 0.27 (e) – 2.46 (e) 65.8 (e)
29.26 29,231 0.27 – 1.42 37.3
7.05 27,953 0.27 – 1.18 10.6
(20.10) 28,139 0.27 – 2.94 21.7
36.74 30,796 0 .27 – 1.13 18.3
4.76 20,854 0.27 – 1.46 22.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2025(b) $ 14 .73 $ 0 .19 ( $ 0 .24 ) ( $ 0 .05 ) ( $ 0 .22 ) ( $ 0 .32 ) ( $ 0 .54 ) $ 14 .14
2024 11 .79 0 .21 3 .20 3 .41 ( 0 .21 ) ( 0 .26 ) ( 0 .47 ) 14 .73
2023 11 .71 0 .14 0 .68 0 .82 ( 0 .14 ) ( 0 .60 ) ( 0 .74 ) 11 .79
2022 15 .19 0 .38 ( 3 .30 ) ( 2 .92 ) ( 0 .42 ) ( 0 .14 ) ( 0 .56 ) 11 .71
2021 11 .33 0 .15 4 .03 4 .18 ( 0 .19 ) ( 0 .13 ) ( 0 .32 ) 15 .19
2020 11 .19 0 .14 0 .44 0 .58 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 11 .33
R-3 shares
2025(b) 14 .52 0 .15 ( 0 .24 ) ( 0 .09 ) ( 0 .15 ) ( 0 .32 ) ( 0 .47 ) 13 .96
2024 11 .63 0 .14 3 .16 3 .30 ( 0 .15 ) ( 0 .26 ) ( 0 .41 ) 14 .52
2023 11 .57 0 .08 0 .66 0 .74 ( 0 .08 ) ( 0 .60 ) ( 0 .68 ) 11 .63
2022 15 .04 0 .30 ( 3 .26 ) ( 2 .96 ) ( 0 .37 ) ( 0 .14 ) ( 0 .51 ) 11 .57
2021 11 .21 0 .07 4 .00 4 .07 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 15 .04
2020 11 .10 0 .11 0 .40 0 .51 ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 11 .21
R-5 shares
2025(b) 14 .61 0 .17 ( 0 .23 ) ( 0 .06 ) ( 0 .20 ) ( 0 .32 ) ( 0 .52 ) 14 .03
2024 11 .70 0 .18 3 .18 3 .36 ( 0 .19 ) ( 0 .26 ) ( 0 .45 ) 14 .61
2023 11 .63 0 .15 0 .63 0 .78 ( 0 .11 ) ( 0 .60 ) ( 0 .71 ) 11 .70
2022 15 .10 0 .33 ( 3 .26 ) ( 2 .93 ) ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 11 .63
2021 11 .27 0 .14 3 .99 4 .13 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 15 .10
2020 11 .16 0 .06 0 .48 0 .54 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 11 .27

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .35 ) % (c) $ 211,938 0 .03% (d) 2 .65% (d) 66 .7% (d)
29 .47 204,205 0 .03 1 .53 36 .6
7 .29 126,627 0 .04 (e) 1 .18 13 .7
( 19 .92 ) 83,762 0 .05 (e) 2 .96 28 .4
37 .37 73,568 0 .08 (e) 1 .04 22 .5
5 .15 26,561 0 .08 (e) 1 .28 55 .1
( 0 .64 ) (c) 9,490 0 .58 (d) 2 .09 (d) 66 .7 (d)
28 .87 9,360 0 .59 1 .04 36 .6
6 .65 7,872 0 .59 (e) 0 .63 13 .7
( 20 .37 ) 4,642 0 .59 (e) 2 .34 28 .4
36 .70 4,115 0 .60 (e) 0 .49 22 .5
4 .55 1,590 0 .62 (e) 1 .00 55 .1
( 0 .44 ) (c) 10,439 0 .27 (d) 2 .44 (d) 66 .7 (d)
29 .17 6,777 0 .28 1 .34 36 .6
7 .04 4,707 0 .28 (e) 1 .25 13 .7
( 20 .11 ) 5,055 0 .28 (e) 2 .57 28 .4
37 .09 3,917 0 .29 (e) 0 .98 22 .5
4 .81 1,898 0 .31 (e) 0 .52 55 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions from
Realized Gains
Total Dividends
and Distributions
PRINCIPAL LIFETIME 2070 FUND
Class J shares
2025(b) $ 12.86 $ 0.12 ( $ 0.18) ( $ 0.06) ( $ 0.15) ( $ 0.18) ( $ 0.33)
2024 10.09 0.11 2.83 2.94 (0.17) – (0.17)
2023(h) 10.00 0.02 0.07 0.09 – – –
Institutional shares
2025(b) 12.83 0.15 (0.19) (0.04) (0.18) (0.18) (0.36)
2024 10.06 0.13 2.81 2.94 (0.17) – (0.17)
2023(h) 10.00 0.03 0.03 0.06 – – –
R-3 shares
2025(b) 12.71 0.12 (0.20) (0.08) (0.14) (0.18) (0.32)
2024 10.02 0.06 2.80 2.86 (0.17) – (0.17)
2023(h) 10.00 (0.01) 0.03 0.02 – – –
R-5 shares
2025(b) 12.78 0.14 (0.20) (0.06) (0.16) (0.18) (0.34)
2024 10.04 0.09 2.82 2.91 (0.17) – (0.17)
2023(h) 10.00 0.02 0.02 0.04 – – –

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Net Asset Value,
End of Period Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses
to Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
$ 12.47 (0.46) % (c),(d) $ 594 0.30% (e),(f) 3.96% (e),(g) 1.87% (e) 69.7% (e)
12 .86 29.36 (d) 330 0.30 (f) 8.13 (g) 0.89 54.0
10.09 0.90 (c),(d) 125 0.30 (e),(f) 62.61 (e),(g) 0.24 (e) 94.1 (e)
12.43 (0.35) (c) 57,653 0.05 (e),(i) – 2.42 (e) 69.7 (e)
12.83 29.45 41,700 0.05 (i) – 1.08 54.0
10.06 0.60 (c) 8,476 0.05 (e),(i) – 0.49 (e) 94.1 (e)
12.31 (0.64) (c) 1,253 0.62 (e),(i) – 1.99 (e) 69.7 (e)
12.71 28.76 772 0.62 (i) – 0.45 54.0
10.02 0.20 (c) 282 0.62 (e),(i) – (0.14) (e) 94.1 (e)
12.38 (0.46) (c) 1,887 0.31 (e),(i) – 2.30 (e) 69 .7 (e)
12.78 29.20 1,074 0.31 (i) – 0.72 54.0
10.04 0.40 (c) 136 0.31 (e),(i) – 0.23 (e) 94.1 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2025(b) $ 11.64 $ 0.28 ( $ 0.15) $ 0.13 ( $ 0.33) ( $ 0.05) ( $ 0.38) $ 11.39
2024 10.26 0.32 1.43 1.75 (0.32) (0.05) ( 0 .37) 11.64
2023 10.44 0.22 0.12 0.34 (0.21) (0.31) (0.52) 10.26
2022 12.91 0.23 ( 2 .00) (1.77) (0.28) (0.42) (0.70) 10.44
2021 11.75 0.39 1.34 1.73 (0.48) (0.09) (0.57) 12.91
2020 11.39 0.21 0.48 0.69 (0.26) (0.07) (0.33) 11.75
Institutional shares
2025(b) 11.71 0.30 (0.16) 0.14 (0.34) (0.05) (0.39) 11.46
2024 10.32 0.38 1.39 1.77 (0.33) (0.05) (0.38) 11.71
2023 10.49 0.26 0.10 0.36 (0.22) (0.31) (0.53) 10.32
2022 12.96 0.31 (2.07) (1.76) (0.29) (0.42) (0.71) 10.49
2021 11.80 0.48 1.27 1.75 (0.50) (0.09) (0.59) 12.96
2020 11.42 0.28 0.45 0.73 (0.28) (0.07) (0.35) 11.80
R-6 shares
2025(b) 11.73 0.30 (0.15) 0.15 (0.35) (0.05) (0.40) 11.48
2024 10.34 0.37 1.40 1.77 (0.33) (0.05) (0.38) 11.73
2023 10.51 0.28 0.08 0.36 (0.22) (0.31) (0.53) 10.34
2022 12.98 0.32 (2.07) (1.75) (0.30) (0.42) (0.72) 10.51
2021 11.82 0.50 1.26 1.76 (0.51) (0.09) (0.60) 12.98
2020 11.44 0.27 0 .46 0.73 (0.28) (0.07) (0.35) 11.82

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.16% (c),(d) $ 321,509 0.18% (e),(f) 0.18% (e),(g) 4.87% (e) 29.8% (e)
17.29 (d) 271,360 0.16 (f) 0.18 (g) 2.89 23.8
3.27 (d) 168,885 0.17 (f) 0.19 (g) 2.07 15.8
(14.50) (d) 96,345 0.23 (f) 0.25 (g) 2.07 18.1
15.07 (d) 55,458 0.23 (f) 0.25 (g) 3 .10 20.6
6.21 (d) 29,710 0.28 (f) 0.31 (g) 1.84 32.4
1.24 (c) 15,334 0.05 (e),(h) – 5.16 (e) 29.8 (e)
17.39 16,141 0.05 (h) – 3.39 23.8
3.48 16,961 0.05 (h) – 2.49 15.8
(14.35) 18,704 0.05 (h) – 2.72 18.1
15.21 22,888 0.05 (h) – 3.85 20.6
6.54 19,501 0.05 (h) – 2.46 32.4
1.27 (c) 35,246 0.02 (e),(h) – 5.26 (e) 29.8 (e)
17.39 36,979 0.02 (h) – 3.23 23.8
3.51 31,245 0.02 (h) – 2.66 15.8
(14.30) 46,216 0.02 (h) – 2.78 18.1
15.21 58,859 0.02 (h) – 3.98 20.6
6.55 56,576 0.02 (h) – 2.34 32.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2025(b) $ 12.04 $ 0.29 ( $ 0.19) $ 0.10 ( $ 0.34) ( $ 0.04) ( $ 0.38) $ 11.76
2024 10.46 0.34 1.62 1.96 (0.33) (0.05) ( 0 .38) 12.04
2023 10.80 0.22 0.15 0.37 (0.21) (0.50) (0.71) 10.46
2022 13.47 0.28 ( 2 .19) (1.91) (0.30) (0.46) (0.76) 10.80
2021 11.92 0.37 1.76 2.13 (0.47) (0.11) (0.58) 13.47
2020 11.54 0.20 0.53 0.73 (0.26) (0.09) (0.35) 11.92
Institutional shares
2025(b) 12.12 0.31 (0.20) 0.11 (0.35) (0.04) (0.39) 11.84
2024 10.53 0.36 1.62 1.98 (0.34) (0.05) (0.39) 12.12
2023 10.86 0.26 0.13 0.39 (0.22) (0.50) (0.72) 10.53
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11.97 0.45 1.71 2.16 (0.48) (0.11) (0.59) 13.54
2020 11.59 0.33 0.41 0.74 (0.27) (0.09) (0.36) 11.97
R-6 shares
2025(b) 12.12 0.30 (0.18) 0.12 (0.36) (0.04) (0.40) 11.84
2024 10.53 0.37 1.61 1.98 (0.34) (0.05) ( 0 .39) 12.12
2023 10.86 0.27 0.13 0.40 (0.23) (0.50) (0.73) 10.53
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11.97 0.49 1.68 2.17 (0.49) (0.11) (0.60) 13.54
2020 11.59 0 .26 0.49 0.75 (0.28) (0.09) (0.37) 11.97

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.86% (c),(d) $ 341,011 0.17% (e),(f) 0.17% (e),(g) 4.89% (e) 37.9% (e)
19.03 (d) 341,998 0.15 (f) 0.17 (g) 2.90 25.4
3.57 (d) 265,194 0.16 (f) 0.18 (g) 2.05 18.1
(15.02) (d) 205,008 0.18 (f) 0.20 (g) 2.38 20.4
18.31 (d) 184,994 0.19 (f) 0.21 (g) 2.87 16.2
6.38 (d) 87,239 0.20 (f) 0.23 (g) 1.71 26.7
0.95 (c) 33,016 0.05 (e),(h) – 5.20 (e) 37.9 (e)
19.09 36,532 0.05 (h) – 3.11 25.4
3.77 38,504 0.05 (h) – 2.39 18.1
(14.95) 42,581 0.05 (h) – 2.78 20.4
18.50 58,554 0.05 (h) – 3.44 16.2
6.50 49,188 0.05 (h) – 2 .83 26.7
0.98 (c) 173,259 0.02 (e),(h) – 5.03 (e) 37.9 (e)
19.13 161,618 0.02 (h) – 3.17 25.4
3.81 146,660 0.02 (h) – 2.44 18.1
(14.91) 187,400 0.02 (h) – 2.77 20.4
18.54 233,947 0.02 (h) – 3.78 16.2
6.53 212,655 0.02 (h) – 2.28 26.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2025(b) $ 13.00 $ 0.30 ( $ 0.21) $ 0.09 ( $ 0.35) ( $ 0.07) ( $ 0.42) $ 12.67
2024 11.15 0.33 1.93 2.26 (0.33) (0.08) ( 0 .41) 13.00
2023 11.43 0.21 0.23 0.44 (0.21) (0.51) (0.72) 11.15
2022 14.27 0.29 ( 2 .42) (2.13) (0.32) (0.39) (0.71) 11.43
2021 12.20 0.37 2.25 2.62 (0.46) (0.09) (0.55) 14.27
2020 11.84 0.20 0.55 0.75 (0.26) (0.13) (0.39) 12.20
Institutional shares
2025(b) 13.07 0.33 (0.23) 0.10 (0.36) (0.07) (0.43) 12.74
2024 11.21 0.39 1.89 2.28 (0.34) (0.08) (0.42) 13.07
2023 11.48 0.25 0.21 0.46 (0.22) (0.51) (0.73) 11.21
2022 14.33 0.34 (2.47) (2.13) (0.33) (0.39) (0.72) 11.48
2021 12.24 0.45 2.20 2.65 (0.47) (0.09) (0.56) 14.33
2020 11.88 0.28 0.48 0.76 (0.27) (0.13) (0.40) 12.24
R-6 shares
2025(b) 13.08 0.31 (0.21) 0.10 (0.36) (0.07) (0.43) 12.75
2024 11.21 0.36 1.93 2.29 (0.34) (0.08) ( 0 .42) 13.08
2023 11.49 0.25 0.21 0.46 (0.23) (0.51) (0.74) 11.21
2022 14.34 0.35 (2.48) (2.13) (0.33) (0.39) (0.72) 11.49
2021 12.25 0.47 2.19 2.66 (0.48) (0.09) (0.57) 14.34
2020 11.89 0 .25 0.51 0.76 (0.27) (0.13) (0.40) 12.25

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.67% (c),(d) $ 677,741 0.16% (e),(f) 0.16% (e),(g) 4.75% (e) 36.5% (e)
20.64 (d) 627,376 0.14 (f) 0.16 (g) 2.61 22.6
4.03 (d) 421,507 0.15 (f) 0.17 (g) 1.81 12.3
(15.71) (d) 272,529 0.18 (f) 0.20 (g) 2.30 13.6
21.94 (d) 207,361 0.19 (f) 0.21 (g) 2.69 14.2
6.36 (d) 95,483 0.20 (f) 0.23 (g) 1.70 18.6
0.74 (c) 53,241 0.05 (e),(h) – 5.10 (e) 36.5 (e)
20.70 59,042 0.05 (h) – 3.09 22.6
4.20 61,975 0.05 (h) – 2.13 12.3
(15.63) 64,787 0.05 (h) – 2.70 13.6
22.14 75,042 0.05 (h) – 3.27 14.2
6.46 58,524 0.05 (h) – 2 .38 18.6
0.78 (c) 215,906 0.02 (e),(h) – 4.89 (e) 36.5 (e)
20.83 200,740 0.02 (h) – 2.86 22.6
4.15 158,302 0.02 (h) – 2.19 12.3
(15.60) 178,008 0.02 (h) – 2.73 13.6
22.16 206,615 0.02 (h) – 3.42 14.2
6.49 161,907 0.02 (h) – 2.11 18.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2025(b) $ 13.40 $ 0.30 ( $ 0.24) $ 0.06 ( $ 0.33) ( $ 0.08) ( $ 0.41) $ 13.05
2024 11.23 0.29 2.29 2.58 (0.32) (0.09) ( 0 .41) 13.40
2023 11.63 0.16 0.31 0.47 (0.17) (0.70) (0.87) 11.23
2022 14.78 0.28 ( 2 .67) (2.39) (0.32) (0.44) (0.76) 11.63
2021 12.32 0.37 2.67 3.04 (0.45) (0.13) (0.58) 14.78
2020 11.99 0.19 0.57 0.76 (0.25) (0.18) (0.43) 12.32
Institutional shares
2025(b) 13.51 0.33 (0.26) 0.07 (0.34) (0.08) (0.42) 13.16
2024 11.31 0.38 2.24 2.62 (0.33) (0.09) (0.42) 13.51
2023 11.71 0.19 0.30 0.49 (0.19) (0.70) (0.89) 11.31
2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71
2021 12.38 0.41 2.66 3.07 (0.46) (0.13) (0.59) 14.86
2020 12.04 0.35 0.44 0.79 (0.27) (0.18) (0.45) 12.38
R-6 shares
2025(b) 13.50 0.31 (0.25) 0.06 (0.34) (0.08) (0.42) 13.14
2024 11.31 0.35 2.27 2.62 (0.34) (0.09) ( 0 .43) 13.50
2023 11.71 0.20 0.29 0.49 (0.19) (0.70) (0.89) 11.31
2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71
2021 12.37 0.45 2.63 3.08 (0.46) (0.13) (0.59) 14.86
2020 12.03 0 .26 0.53 0.79 (0.27) (0.18) (0.45) 12.37

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.39% (c),(d) $ 676,012 0.17% (e),(f) 0.17% (e),(g) 4.50% (e) 39.8% (e)
23.35 (d) 599,229 0.15 (f) 0.16 (g) 2.29 28.9
4.25 (d) 317,418 0.16 (f) 0.18 (g) 1.41 11.5
(17.04) (d) 203,444 0.19 (f) 0.21 (g) 2.17 16.7
25.23 (d) 177,896 0.20 (f) 0.22 (g) 2.61 14.9
6.42 (d) 78,987 0.22 (f) 0.25 (g) 1.60 26.7
0.46 (c) 66,880 0.05 (e),(h) – 4.94 (e) 39.8 (e)
23.54 77,524 0.05 (h) – 2.97 28.9
4.35 83,006 0.05 (h) – 1.65 11.5
(16.87) 77,067 0.05 (h) – 2.56 16.7
25.38 92,984 0.05 (h) – 2.93 14.9
6.64 60,462 0.05 (h) – 2 .92 26.7
0.42 (c) 351,348 0.02 (e),(h) – 4.74 (e) 39.8 (e)
23.49 305,260 0.02 (h) – 2.74 28.9
4.39 245,018 0.02 (h) – 1.70 11.5
(16.84) 237,340 0.02 (h) – 2.54 16.7
25.52 261,855 0.02 (h) – 3.23 14.9
6.67 194,059 0.02 (h) – 2.15 26.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2025(b) $ 14.33 $ 0.31 ( $ 0.29) $ 0.02 ( $ 0.34) ( $ 0.11) ( $ 0.45) $ 13.90
2024 11.82 0.28 2.65 2.93 (0.31) (0.11) ( 0 .42) 14.33
2023 12.20 0.17 0.41 0.58 (0.17) (0.79) (0.96) 11.82
2022 15.50 0.31 ( 2 .88) (2.57) (0.34) (0.39) (0.73) 12.20
2021 12.56 0.33 3.14 3.47 (0.42) (0.11) (0.53) 15.50
2020 12.28 0.18 0.55 0.73 (0.26) (0.19) (0.45) 12.56
Institutional shares
2025(b) 14.44 0.33 (0.31) 0.02 (0.35) (0.11) (0.46) 14.00
2024 11.90 0.36 2.61 2.97 (0.32) (0.11) (0.43) 14.44
2023 12.28 0.19 0.41 0.60 (0.19) (0.79) (0.98) 11.90
2022 15.59 0.34 (2.90) (2.56) (0.36) (0.39) (0.75) 12.28
2021 12.62 0.40 3.12 3.52 (0.44) (0.11) (0.55) 15.59
2020 12.33 0.28 0.47 0.75 (0.27) (0.19) (0.46) 12.62
R-6 shares
2025(b) 14.46 0.33 (0.30) 0.03 (0.36) (0.11) (0.47) 14.02
2024 11.92 0.33 2.65 2.98 (0.33) (0.11) ( 0 .44) 14.46
2023 12.30 0.20 0.40 0.60 (0.19) (0.79) (0.98) 11.92
2022 15.61 0.35 (2.91) (2.56) (0.36) (0.39) (0.75) 12.30
2021 12.64 0.42 3.10 3.52 (0.44) (0.11) (0.55) 15.61
2020 12.35 0 .25 0.51 0.76 (0.28) (0.19) (0.47) 12.64

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.12% (c),(d) $ 427,024 0.18% (e),(f) 0.18% (e),(g) 4.41% (e) 43.4% (e)
25.26 (d) 382,526 0.17 (f) 0.18 (g) 2.08 21.5
4.99 (d) 226,807 0.17 (f) 0.19 (g) 1.37 13.1
(17.38) (d) 158,186 0.20 (f) 0.22 (g) 2.27 12.6
28.22 (d) 143,236 0.21 (f) 0.24 (g) 2.22 10.6
5.94 (d) 60,829 0.24 (f) 0.27 (g) 1.51 14.3
0.15 (c) 74,751 0.05 (e),(h) – 4.68 (e) 43.4 (e)
25.44 79,917 0.05 (h) – 2.61 21.5
5.09 77,698 0.05 (h) – 1.55 13.1
(17.25) 71,210 0.05 (h) – 2.50 12.6
28.46 79,002 0.05 (h) – 2.75 10.6
6.15 54,018 0.05 (h) – 2 .31 14.3
0.18 (c) 268,009 0.02 (e),(h) – 4.65 (e) 43.4 (e)
25.43 251,756 0.02 (h) – 2.40 21.5
5.12 183,007 0.02 (h) – 1.62 13.1
(17.21) 167,461 0.02 (h) – 2.55 12.6
28.45 180,539 0.02 (h) – 2.84 10.6
6.17 124,836 0.02 (h) – 2.05 14.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2025(b) $ 14.93 $ 0.29 ( $ 0.33) ( $ 0.04) ( $ 0.32) ( $ 0.14) ( $ 0.46) $ 14.43
2024 12.05 0.25 3.04 3.29 (0.28) (0.13) (0.41) 14.93
2023 12.41 0.15 0.51 0.66 (0.16) (0.86) (1.02) 12.05
2022 15.84 0.30 (2.98) (2.68) (0.35) (0.40) (0.75) 12.41
2021 12.58 0.30 3.48 3.78 (0.38) (0.14) (0.52) 15.84
2020 12.34 0.19 0.51 0.70 (0.25) (0.21) (0.46) 12.58
Institutional shares
2025(b) 15.06 0.32 (0.36) (0.04) (0.33) ( 0 .14) (0.47) 14.55
2024 12.14 0.31 3.03 3.34 (0.29) (0.13) (0.42) 15.06
2023 12.50 0 .18 0.50 0.68 (0.18) (0.86) (1.04) 12.14
2022 15.93 0.36 (3.02) (2.66) (0.37) (0.40) (0.77) 12.50
2021 12.64 0.36 3.47 3.83 (0.40) (0.14) (0.54) 15.93
2020 12.40 0.34 0.38 0.72 (0.27) (0.21) (0.48) 12.64
R-6 shares
2025(b) 15.08 0.31 (0.34) (0.03) (0.33) (0.14) (0.47) 14.58
2024 12.16 0.30 3.05 3.35 (0.30) (0.13) (0.43) 15.08
2023 12.52 0.19 0.49 0.68 (0.18) (0.86) (1.04) 12.16
2022 15.96 0.35 (3.02) (2.67) (0.37) (0.40) (0.77) 12.52
2021 12.66 0.38 3.46 3.84 (0.40) (0.14) (0.54) 15.96
2020 12.41 0.25 0.48 0.73 (0.27) (0.21) (0.48) 12.66

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.29) % (c),(d) $ 494,152 0.18% (e),(f) 0.18% (e),(g) 3.98% (e) 48.0% (e)
27.74 (d) 420,423 0.16 (f) 0.18 (g) 1.79 18.7
5.74 (d) 234,630 0.18 (f) 0.20 (g) 1.21 10.8
(17.72) (d) 138,511 0.21 (f) 0.23 (g) 2.18 13.5
30.64 (d) 115,496 0.22 (f) 0.24 (g) 1.98 12.9
5.74 (d) 49,746 0.26 (f) 0.29 (g) 1.60 22.5
(0.27) (c) 68,955 0.05 (e),(h) – 4.36 (e) 48.0 (e)
27.97 75,455 0.05 (h) – 2.21 18.7
5.83 67,043 0.05 (h) – 1.47 10.8
(17.53) 58,528 0.05 (h) – 2.58 13 .5
30.90 68,006 0.05 (h) – 2.42 12.9
5.86 44,657 0.05 (h) – 2.75 22.5
(0.18) (c) 332,156 0.02 (e),(h) – 4.13 (e) 48.0 (e)
27.95 284,795 0.02 (h) – 2.14 18.7
5.86 210,538 0.02 (h) – 1.52 10.8
(17.54) 187,431 0.02 (h) – 2.50 13.5
30.97 194,948 0.02 (h) – 2.56 12.9
5.97 137,469 0.02 (h) – 2.08 22.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2025(b) $ 15.63 $ 0.29 ( $ 0.38) ( $ 0.09) ( $ 0.30) ( $ 0.18) ( $ 0.48) $ 15.06
2024 12.42 0.24 3.38 3.62 (0.26) (0.15) (0.41) 15.63
2023 12.82 0.15 0.59 0.74 (0.16) (0.98) (1.14) 12.42
2022 16.35 0.30 (3.09) (2.79) (0.37) (0.37) (0.74) 12.82
2021 12.71 0.28 3.83 4.11 (0.35) (0.12) (0.47) 16.35
2020 12.46 0.18 0.52 0.70 (0.25) (0.20) (0.45) 12.71
Institutional shares
2025(b) 15.74 0.31 (0.38) (0.07) (0.32) (0.18) (0.50) 15.17
2024 12.51 0.30 3.36 3.66 (0.28) (0.15) (0.43) 15.74
2023 12.90 0.18 0.59 0.77 (0.18) (0.98) (1.16) 12.51
2022 16.44 0.36 (3.14) (2.78) (0.39) (0.37) (0.76) 12.90
2021 12.77 0.34 3.82 4.16 (0.37) (0.12) (0.49) 16.44
2020 12.51 0.28 0.45 0.73 (0.27) (0.20) (0.47) 12.77
R-6 shares
2025(b) 15.77 0.30 (0.37) (0.07) (0.33) (0.18) (0.51) 15.19
2024 12.53 0.28 3.39 3.67 (0.28) (0.15) (0.43) 15.77
2023 12.92 0.18 0.59 0.77 (0.18) (0.98) (1.16) 12.53
2022 16.46 0.36 (3.14) ( 2 .78) (0.39) (0.37) (0.76) 12.92
2021 12.79 0.35 3.81 4.16 (0.37) (0.12) (0.49) 16.46
2020 12 .53 0.24 0.49 0.73 (0.27) (0.20) (0.47) 12.79

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.60) % (c),(d) $ 223,753 0.20% (e),(f) 0.20% (e),(g) 3.74% (e) 54.3% (e)
29.59 (d) 212,485 0.18 (f) 0.19 (g) 1.65 20.2
6.18 (d) 125,834 0.21 (f) 0.23 (g) 1.15 10.8
(17.90) (d) 86,099 0.24 (f) 0.26 (g) 2.10 15.9
32.92 (d) 70,004 0.26 (f) 0.28 (g) 1.81 13.5
5.58 (d) 30,151 0.30 (f) 0.35 (g) 1.46 14.5
(0.49) (c) 57,703 0.05 (e),(h) – 4.01 (e) 54.3 (e)
29.69 62,223 0.05 (h) – 2.06 20.2
6.39 56,859 0.05 (h) – 1.38 10.8
(17.75) 49,445 0.05 (h) – 2.52 15.9
33.20 55,809 0.05 (h) – 2.22 13.5
5.80 36,546 0.05 (h) – 2.30 14.5
(0.52) (c) 236,169 0.02 (e),(h) – 3.86 (e) 54.3 (e)
29.76 208,027 0.02 (h) – 1.90 20.2
6.42 147,185 0.02 (h) – 1.39 10.8
(17.71) 119,980 0.02 (h) – 2.49 15.9
33.18 122,476 0.02 (h) – 2.30 13.5
5.81 82,272 0.02 (h) – 1.95 14.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2025(b) $ 16.10 $ 0.28 ( $ 0.41) ( $ 0.13) ( $ 0.28) ( $ 0.20) ( $ 0.48) $ 15.49
2024 12.64 0.22 3.64 3.86 (0.24) (0.16) (0.40) 16.10
2023 12.98 0.14 0.64 0.78 (0.15) (0.97) (1.12) 12.64
2022 16.55 0.29 (3.14) (2.85) (0.36) (0.36) (0.72) 12.98
2021 12.73 0.26 4.02 4.28 (0.32) (0.14) (0.46) 16.55
2020 12.56 0.17 0.51 0.68 (0.25) (0.26) (0.51) 12.73
Institutional shares
2025(b) 16.20 0.30 (0.41) (0.11) (0.31) (0.20) (0.51) 15.58
2024 12.71 0.27 3.64 3.91 (0.26) (0.16) (0.42) 16.20
2023 13.05 0.17 0.64 0.81 (0.18) (0.97) (1.15) 12.71
2022 16.63 0.36 (3.19) (2.83) (0.39) (0.36) (0.75) 13.05
2021 12.77 0.32 4.02 4.34 (0.34) (0.14) (0.48) 16.63
2020 12.59 0.36 0.34 0.70 (0.26) (0.26) (0.52) 12.77
R-6 shares
2025(b) 16.20 0.29 (0.39) (0.10) (0.31) (0.20) (0.51) 15.59
2024 12.72 0.26 3.64 3.90 (0.26) (0.16) (0.42) 16.20
2023 13.05 0.17 0.65 0.82 (0.18) (0.97) (1.15) 12.72
2022 16.63 0.35 (3.17) (2.82) (0.40) (0.36) (0.76) 13.05
2021 12.78 0.32 4.01 4.33 (0.34) (0.14) (0.48) 16.63
2020 12.59 0.23 0.49 0.72 (0.27) (0.26) (0.53) 12.78

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.83) % (c),(d) $ 185,276 0.21% (e),(f) 0.22% (e),(g) 3.47% (e) 56.4% (e)
31.00 (d) 173,862 0.20 (f) 0.22 (g) 1.44 18.1
6.52 (d) 103,198 0.23 (f) 0.25 (g) 1.05 8.5
(18.01) (d) 70,033 0.26 (f) 0.28 (g) 2.05 16.3
34.17 (d) 57,162 0.28 (f) 0.30 (g) 1.65 12.1
5.36 (d) 25,905 0.30 (f) 0.40 (g) 1.39 26.5
(0.76) (c) 54,326 0.05 (e),(h) – 3.74 (e) 56.4 (e)
31.24 56,693 0.05 (h) – 1.78 18.1
6.68 46,298 0.05 (h) – 1.32 8.5
(17.85) 39,987 0.05 (h) – 2.47 16.3
34.60 43,480 0.05 (h) – 2.04 12.1
5.58 28,345 0.05 (h) – 2.87 26.5
(0.67) (c) 235,559 0.02 (e),(h) – 3.61 (e) 56.4 (e)
31.17 200,935 0.02 (h) – 1.72 18.1
6.80 139,155 0.02 (h) – 1.30 8.5
(17.83) 108,293 0.02 (h) – 2.45 16.3
34.53 105,040 0.02 (h) – 2.08 12.1
5.68 64,444 0.02 (h) – 1.91 26.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2025(b) $ 16.57 $ 0.27 ( $ 0.40) ( $ 0.13) ( $ 0.29) ( $ 0.20) ( $ 0.49) $ 15.95
2024 13.00 0.20 3.76 3.96 (0.24) (0.15) (0.39) 16.57
2023 13.31 0.12 0.68 0.80 (0.16) (0.95) (1.11) 13.00
2022 16.92 0.29 (3.22) (2.93) (0.37) (0.31) (0.68) 13.31
2021 12.86 0.21 4.28 4.49 (0.30) (0.13) (0.43) 16.92
2020 12.67 0.17 0.45 0.62 (0.25) (0.18) (0.43) 12.86
Institutional shares
2025(b) 16.71 0.31 (0.43) (0.12) (0.31) (0.20) (0.51) 16.08
2024 13.10 0.28 3.75 4.03 (0.27) (0.15) (0.42) 16.71
2023 13.40 0.17 0 .66 0.83 (0.18) (0.95) (1.13) 13.10
2022 17.01 0.36 (3.26) (2.90) (0.40) (0.31) (0.71) 13.40
2021 12.92 0.28 4.27 4.55 (0.33) (0.13) (0.46) 17.01
2020 12.71 0.29 0.37 0.66 (0.27) (0.18) (0.45) 12.92
R-6 shares
2025(b) 16.75 0.30 (0.42) (0.12) (0.32) (0.20) (0.52) 16.11
2024 13.13 0.26 3.78 4.04 (0.27) (0.15) (0.42) 16.75
2023 13.43 0.17 0.67 0.84 (0.19) (0.95) (1.14) 13.13
2022 17.04 0.35 (3.25) (2.90) (0.40) (0.31) (0.71) 13.43
2021 12.94 0.30 4.26 4.56 (0.33) (0.13) (0.46) 17.04
2020 12.72 0.22 0.45 0.67 (0.27) (0.18) (0.45) 12.94

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.83) % (c),(d) $ 119,850 0.26% (e),(f) 0.27% (e),(g) 3.35% (e) 56.8% (e)
30.91 (d) 106,439 0.26 (f) 0.27 (g) 1.30 16.8
6.44 (d) 55,536 0.30 (f) 0.35 (g) 0.91 7.3
(18.06) (d) 32,146 0.30 (f) 0.39 (g) 1.96 13.4
35.47 (d) 24,427 0.30 (f) 0.44 (g) 1.30 9.1
4.91 (d) 9,235 0.30 (f) 0.73 (g) 1.34 14.2
(0.73) (c) 34,223 0.05 (e),(h) – 3.78 (e) 56.8 (e)
31.21 37,805 0.05 (h) – 1.81 16.8
6.70 30,824 0.05 (h) – 1.27 7.3
(17.82) 24,173 0.05 (h) – 2.45 13.4
35.76 25,049 0.05 (h) – 1.74 9.1
5.19 13,916 0.05 (h) – 2 .30 14.2
(0.76) (c) 146,184 0.02 (e),(h) – 3.58 (e) 56.8 (e)
31.25 125,778 0.02 (h) – 1.66 16.8
6.72 80,370 0.02 (h) – 1.24 7.3
(17.77) 55,493 0.02 (h) – 2.39 13.4
35.79 50,453 0.02 (h) – 1.92 9.1
5.26 28,721 0.02 (h) – 1.78 14.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2025(b) $ 17.08 $ 0.28 ( $ 0.43) ( $ 0.15) ( $ 0.29) ( $ 0.20) ( $ 0.49) $ 16.44
2024 13.39 0.19 3.89 4.08 (0.25) (0.14) (0.39) 17.08
2023 13.56 0.12 0.70 0.82 (0.16) (0.83) (0.99) 13.39
2022 17.18 0.27 ( 3 .26) (2.99) (0.38) (0.25) (0.63) 13.56
2021 12.97 0.19 4.44 4.63 (0.30) (0.12) (0.42) 17.18
2020 12.81 0.14 0.49 0.63 (0.26) (0.21) (0.47) 12.97
Institutional shares
2025(b) 17.30 0.34 (0.47) (0.13) (0.32) (0.20) (0.52) 16.65
2024 13.55 0.29 3.88 4.17 (0.28) (0.14) (0.42) 17.30
2023 13.71 0.17 0 .69 0.86 (0.19) (0.83) (1.02) 13.55
2022 17.33 0.35 (3.31) (2.96) (0.41) (0.25) (0.66) 13.71
2021 13.07 0.24 4.45 4.69 (0.31) (0.12) (0.43) 17.33
2020 12.87 0.30 0.38 0.68 (0.27) (0.21) (0.48) 13.07
R-6 shares
2025(b) 17.36 0.31 (0.43) (0.12) (0.33) (0.20) (0.53) 16.71
2024 13.59 0.27 3.92 4.19 (0.28) (0.14) (0.42) 17.36
2023 13.74 0.17 0.70 0.87 (0.19) (0.83) (1.02) 13.59
2022 17.37 0.35 (3.32) (2.97) (0.41) (0.25) (0.66) 13.74
2021 13.09 0.28 4.43 4.71 (0.31) (0.12) (0.43) 17.37
2020 12.89 0.22 0.46 0.68 (0.27) (0.21) (0.48) 13.09

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.92) % (c),(d) $ 66,692 0.30% (e),(f) 0.35% (e),(g) 3.32% (e) 58.7% (e)
30.91 (d) 58,029 0.30 (f) 0.37 (g) 1.21 17.4
6.47 (d) 27,750 0.30 (f) 0.52 (g) 0.89 7.6
(18.08) (d) 15,523 0.30 (f) 0.58 (g) 1.79 13.8
36.20 (d) 9,593 0.30 (f) 0.82 (g) 1 .16 12.9
4.97 (d) 3,203 0.30 (f) 1.72 (g) 1.15 31.4
(0.77) (c) 15,926 0.05 (e),(h) – 3.96 (e) 58.7 (e)
31.22 18,781 0.05 (h) – 1.80 17.4
6.68 14,276 0.05 (h) – 1.23 7.6
(17.80) 10,035 0.05 (h) – 2.35 13.8
36.46 9,423 0.05 (h) – 1.48 12.9
5.30 4,268 0.05 (h) – 2 .39 31.4
(0.74) (c) 79,183 0.02 (e),(h) – 3.58 (e) 58.7 (e)
31.29 66,316 0.02 (h) – 1.64 17.4
6.74 39,797 0.02 (h) – 1.20 7.6
(17.81) 24,880 0.02 (h) – 2.30 13.8
36.56 19,773 0.02 (h) – 1.70 12.9
5.29 9,905 0.02 (h) – 1.71 31.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2025(b) $ 15.47 $ 0.24 ( $ 0.37) ( $ 0.13) ( $ 0.27) ( $ 0.16) $ – ( $ 0.43) $ 14.91
2024 12.12 0.17 3.52 3.69 (0.23) (0.11) – (0.34) 15.47
2023 12.20 0.12 0.62 0.74 (0.16) (0.66) – (0.82) 12.12
2022 15.22 0.30 (2.98) (2.68) (0.34) – – (0.34) 12.20
2021 11.36 0.17 3.95 4.12 (0.25) – (0.01) (0.26) 15.22
2020 10.98 0.15 0.42 0.57 (0.19) – – (0.19) 11.36
Institutional shares
2025(b) 15.74 0.28 (0.40) (0.12) (0.29) (0.16) – (0.45) 15.17
2024 12.31 0.23 3.56 3.79 (0.25) (0.11) – (0.36) 15.74
2023 12.36 0.14 0.64 0.78 (0.17) (0.66) – (0.83) 12.31
2022 15.38 0.29 (2.96) (2.67) (0.35) – – ( 0 .35) 12.36
2021 11.45 0.19 4.00 4.19 (0.25) – (0.01) (0.26) 15.38
2020 11.03 0.18 0.43 0.61 (0.19) – – (0.19) 11.45
R-6 shares
2025(b) 15.76 0.27 (0.38) (0.11) (0.29) (0.16) – (0.45) 15.20
2024 12.33 0.23 3.56 3.79 (0.25) (0.11) – (0.36) 15.76
2023 12.37 0.13 0.66 0.79 (0.17) (0.66) – (0.83) 12.33
2022 15.39 0.28 (2.95) (2.67) (0.35) – – (0.35) 12.37
2021 11.45 0.27 3.93 4.20 (0.25) – (0.01) (0.26) 15.39
2020 11.03 0.17 0.44 0.61 (0.19) – – (0.19) 11.45

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.89) % (c),(d) $ 26,532 0.30% (e),(f) 0.52% (e),(g) 3.19% (e) 57.6% (e)
30.91 (d) 20,034 0.30 (f) 0.62 (g) 1.17 18.7
6.37 (d) 8,800 0.30 (f) 0.87 (g) 0.96 16.3
(18.04) (d) 5,632 0.30 (f) 0.89 (g) 2.26 28.4
36.67 (d) 5,381 0.30 (f) 1.24 (g) 1.19 31.3
5.18 (d) 1,550 0.30 (f) 3.26 (g) 1.34 65.7
(0.76) (c) 3,924 0.05 (e),(h) – 3.57 (e) 57.6 (e)
31.25 3,547 0.05 (h) – 1.52 18.7
6.67 1,946 0.05 (h) – 1.11 16.3
(17.81) 1,463 0.05 (h) – 2.12 28.4
37.00 1,312 0.05 (h) – 1.29 31.3
5.52 360 0.05 (h) – 1.59 65.7
(0.70) (c) 28,843 0.02 (e),(h) – 3.52 (e) 57.6 (e)
31.20 23,393 0.02 (h) – 1.56 18.7
6 .75 12,636 0.02 (h) – 1.04 16.3
(17.80) 5,956 0.02 (h) – 2.07 28.4
37.09 3,340 0.02 (h) – 1.91 31.3
5.52 1,013 0.02 (h) – 1.56 65.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2070 FUND
Class J shares
2025(b) $ 13.10 $ 0.19 ( $ 0.29) ( $ 0.10) ( $ 0.24) ( $ 0.10) ( $ 0.34) $ 12.66
2024 10.15 0.12 3.04 3.16 (0.20) (0.01) (0.21) 13.10
2023(h) 10.00 (0.01) 0.16 0.15 – – – 10.15
Institutional shares
2025(b) 12.99 0.13 (0.22) (0.09) (0.24) (0.10) (0.34) 12.56
2024 10.06 0.10 3.04 3.14 (0.20) (0.01) (0.21) 12.99
2023(h) 10.00 0.01 0.05 0.06 – – – 10.06
R-6 shares
2025(b) 13.00 0.22 (0.31) (0.09) (0.24) (0.10) (0.34) 12.57
2024 10.07 0.09 3.05 3.14 (0.20) (0.01) (0.21) 13.00
2023(h) 10.00 0.01 0.06 0.07 – – – 10.07

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.83) % (c),(d) $ 1,739 0.30% (e),(f) 2.00% (e),(g) 2.92% (e) 104.5% (e)
31.44 (d) 1,164 0.30 (f) 3.97 (g) 0.98 48.0
1.50 (c),(d) 355 0.30 (e),(f) 40.52 (e),(g) (0.14) (e) 130.0 (e)
(0.76) (c) 1,530 0.05 (e),(i) – 2.05 (e) 104.5 (e)
31.53 263 0.05 (i) – 0.76 48.0
0.60 (c) 36 0.05 (e),(i) – 0.10 (e) 130.0 (e)
(0.76) (c) 3,775 0.02 (e),(i) – 3.47 (e) 104.5 (e)
31.50 2,667 0.02 (i) – 0.74 48.0
0.70 (c) 282 0.02 (e),(i) – 0.16 (e) 130.0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2025(b) $ 10.54 $ 0.26 ( $ 0.15) $ 0.11 ( $ 0.30) ( $ 0.01) ( $ 0.31) $ 10.34
2024 9.33 0.29 1.27 1.56 (0.31) (0.04) ( 0 .35) 10.54
2023 9.49 0.20 0.10 0.30 (0.19) (0.27) (0.46) 9.33
2022 11.69 0.23 (1.83) (1.60) (0.25) (0.35) (0.60) 9.49
2021 11.18 0.39 0.66 1.05 (0.50) (0.04) (0.54) 11.69
2020 10.84 0.19 0.45 0.64 (0.26) (0.04) (0.30) 11.18
Institutional shares
2025(b) 10.60 0.29 (0.17) 0.12 (0.31) (0.01) (0.32) 10.40
2024 9.38 0.35 1.22 1.57 (0.31) (0.04) (0.35) 10.60
2023 9.54 0.25 0.07 0.32 (0.21) (0.27) (0.48) 9.38
2022 11.74 0.29 (1.86) (1.57) (0.28) (0.35) (0.63) 9.54
2021 11.23 0 .43 0.63 1.06 (0.51) (0.04) (0.55) 11.74
2020 10.88 0.27 0.40 0.67 (0.28) (0.04) (0.32) 11.23
R-6 shares
2025(b) 10.62 0.26 (0.13) 0.13 (0.32) (0.01) (0.33) 10.42
2024 9.40 0.33 1.25 1.58 (0.32) (0.04) (0.36) 10.62
2023 9.56 0.26 0.06 0.32 (0.21) (0.27) (0.48) 9.40
2022 11.76 0.27 (1.84) (1.57) (0.28) (0.35) (0.63) 9.56
2021 11.24 0.52 0.56 1.08 (0.52) (0.04) (0.56) 11.76
2020 10.89 0.26 0.41 0.67 (0.28) (0.04) (0.32) 11.24

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.14% (c),(d) $ 118,007 0.19% (e),(f) 0.19% (e),(g) 5.00% (e) 36.1% (e)
16.97 (d) 111,227 0.19 (f) 0.21 (g) 2.84 24.1
3.27 (d) 69,130 0.17 (f) 0.19 (g) 2.10 20.7
(14.39) (d) 42,296 0.26 (f) 0.28 (g) 2.23 31.5
9.56 (d) 33,456 0.28 (f) 0.30 (g) 3.38 20.6
6.01 (d) 18,439 0.30 (f) 0.43 (g) 1.72 34.6
1.25 (c) 6,416 0.05 (e),(h) – 5.55 (e) 36.1 (e)
17.08 8,420 0.05 (h) – 3.44 24.1
3.42 10,053 0.05 (h) – 2.54 20.7
(14.17) 11,474 0.05 (h) – 2.76 31.5
9.69 17,255 0.05 (h) – 3.74 20.6
6.27 12,454 0.05 (h) – 2.45 34.6
1.28 (c) 45,000 0.02 (e),(h) – 5.01 (e) 36.1 (e)
17.07 40,075 0.02 (h) – 3.18 24.1
3.45 25,367 0.02 (h) – 2.65 20.7
(14.13) 33,623 0.02 (h) – 2.61 31.5
9.78 34,760 0.02 (h) – 4.48 20.6
6.27 33,148 0.02 (h) – 2.42 34.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2025(b) $ 11.73 $ 0.19 ( $ 0.06) $ 0.13 ( $ 0.32) ( $ 0.16) ( $ 0.48) $ 11.38
2024 10.31 0.32 1.35 1.67 (0.25) – (0.25) 11.73
2023 10.46 0.26 0.08 0.34 (0.24) (0.25) (0.49) 10.31
2022 13.24 0.31 (2.18) (1.87) ( 0 .31) (0.60) (0.91) 10.46
2021 12.51 0.22 0.95 1.17 (0.22) (0.22) (0.44) 13.24
2020 12.43 0 .25 0.43 0.68 (0.27) (0.33) (0.60) 12.51
Class J shares
2025(b) 11.53 0.20 (0.06) 0.14 (0.35) (0.16) (0.51) 11.16
2024 10.14 0.33 1.33 1.66 (0.27) – (0.27) 11.53
2023 10.29 0.26 0.10 0.36 (0.26) (0.25) (0.51) 10.14
2022 13.04 0.32 (2.15) (1.83) (0.32) (0.60) (0.92) 10.29
2021 12.33 0.23 0.94 1.17 (0.24) (0.22) (0.46) 13.04
2020 12.26 0.26 0.43 0.69 (0.29) (0.33) (0.62) 12.33
Institutional shares
2025(b) 11.62 0.21 (0.06) 0.15 (0.36) (0.16) (0.52) 11.25
2024 10.21 0.35 1.34 1.69 (0.28) – (0.28) 11.62
2023 10.37 0.30 0.08 0.38 (0.29) (0.25) (0.54) 10.21
2022 13.13 0.36 (2.17) (1.81) (0.35) (0.60) (0.95) 10.37
2021 12.41 0.26 0.94 1.20 (0.26) (0.22) (0.48) 13.13
2020 12.34 0.28 0.44 0.72 (0.32) (0.33) (0.65) 12.41
R-3 shares
2025(b) 11.48 0.18 (0.06) 0.12 (0.31) (0.16) (0.47) 11.13
2024 10.10 0.29 1.32 1.61 (0.23) – (0.23) 11.48
2023 10.25 0.23 0.09 0.32 (0.22) (0.25) (0.47) 10.10
2022 12.99 0.29 (2.16) (1.87) (0.27) (0.60) (0.87) 10.25
2021 12.27 0.19 0.94 1.13 (0.19) (0.22) (0.41) 12.99
2020 12.20 0.22 0.42 0.64 (0.24) (0.33) (0.57) 12.27
R-5 shares
2025(b) 11.61 0.20 (0.07) 0.13 (0.34) (0.16) (0.50) 11.24
2024 10.20 0.33 1.34 1.67 (0.26) – (0.26) 11.61
2023 10.36 0.27 0.08 0.35 (0.26) (0.25) (0.51) 10.20
2022 13.12 0.33 (2.18) (1.85) (0.31) (0.60) (0.91) 10.36
2021 12.39 0.24 0.94 1.18 (0.23) (0.22) (0.45) 13.12
2020 12.32 0.26 0.43 0.69 (0.29) (0.33) (0.62) 12.39

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.19% (c),(d) $ 36,444 0.37% (e),(f) – % 3.36% (e) 33.3% (e)
16.36 (d) 37,093 0.37 (f) – 2.80 26.7
3.28 (d) 35,755 0.38 (f) – 2.43 11.8
(15.14) (d) 16,425 0.38 (f) – 2.72 33.6
9.45 (d) 19,902 0.38 (f) – 1.66 35.0
5.70 (d) 16,214 0.38 (f) – 2.01 31.0
1.25 (c),(d) 227,968 0 .18 (e),(g) 0.19 (e),(h) 3.54 (e) 33.3 (e)
16.54 (d) 237,493 0.16 (g) 0.18 (h) 2.98 26.7
3.53 (d) 213,892 0.19 (g) 0.21 (h) 2.51 11.8
(15.02) (d) 58,048 0.23 (g) 0.25 (h) 2.87 33.6
9.61 (d) 71,811 0.22 (g) 0.24 (h) 1.84 35.0
5.87 (d) 65,404 0.22 (g) 0.25 (h) 2.18 31.0
1.40 (c) 415,425 0.00 (e),(f) – 3.75 (e) 33.3 (e)
16.76 468,789 0.00 (f) – 3.16 26.7
3.64 464,413 0.02 – 2.82 11.8
(14.82) 237,065 0.02 – 3.12 33.6
9.83 337,718 0.02 – 2.04 35.0
6.06 313,363 0.02 – 2.35 31.0
1.08 (c) 21,790 0.58 (e) – 3.15 (e) 33.3 (e)
16.12 17,650 0.58 – 2.60 26.7
3.11 19,003 0.58 – 2.20 11.8
(15.36) 7,731 0.58 – 2.56 33.6
9.31 10,552 0.58 – 1.51 35.0
5.45 11,439 0.58 – 1.86 31.0
1.19 (c) 20,430 0.27 (e) – 3.54 (e) 33.3 (e)
16.54 18,000 0.27 – 2.94 26.7
3.35 20,170 0.27 – 2.58 11.8
(15.07) 10,147 0.27 – 2.90 33.6
9.64 13,279 0.27 – 1.84 35.0
5.79 16,430 0.27 – 2.14 31.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
REAL ESTATE SECURITIES FUND
Class A shares
2025(b) $ 29.94 $ 0.26 ( $ 0.78) ( $ 0.52) ( $ 0.30) ( $ 0.45) $ – ( $ 0.75) $ 28.67
2024 23.39 0.54 6.63 7.17 (0.54) (0.08) – (0.62) 29.94
2023 25.62 0.53 (1.88) (1.35) (0.54) (0.26) (0.08) (0.88) 23.39
2022 33.58 0.32 (6.82) (6.50) (0.35) (1.11) – (1.46) 25.62
2021 23.53 0.26 10.41 10.67 (0.30) (0.32) – (0.62) 33.58
2020 28.63 0.33 (4.75) (4.42) (0.52) (0.16) – (0.68) 23.53
Class C shares
2025(b) 29.32 0.13 (0.77) (0.64) (0.16) (0.45) – (0.61) 28.07
2024 22.91 0.30 6.50 6.80 (0.31) (0.08) – (0.39) 29.32
2023 25.11 0.30 (1.85) (1.55) (0.33) (0.26) (0.06) (0.65) 22.91
2022 32.93 0.08 (6.68) (6.60) (0.11) (1.11) – (1.22) 25 .11
2021 23.08 0.05 10.20 10.25 (0.08) (0.32) – (0.40) 32.93
2020 28.08 0.14 (4.67) (4.53) (0.31) (0.16) – (0.47) 23.08
Class J shares
2025(b) 28.84 0.27 (0.76) (0.49) (0.31) (0.45) – (0.76) 27.59
2024 22.55 0.56 6.39 6.95 (0.58) (0.08) – (0.66) 28.84
2023 24.75 0.54 (1.83) (1.29) (0.56) (0.26) (0.09) (0.91) 22.55
2022 32.49 0.35 (6.59) (6.24) (0.39) (1.11) – (1.50) 24.75
2021 22.79 0.28 10.08 10.36 (0.34) (0.32) – (0.66) 32.49
2020 27.76 0.36 (4.62) (4.26) (0.55) (0.16) – (0.71) 22.79
Institutional shares
2025(b) 29.96 0.31 (0.79) (0.48) (0.34) (0.45) – (0.79) 28.69
2024 23.40 0.63 6.64 7.27 (0.63) (0.08) – (0.71) 29.96
2023 25.65 0.63 (1.90) (1.27) (0.62) (0.26) (0.10) (0.98) 23.40
2022 33.61 0.42 (6.82) (6.40) (0.45) (1.11) – (1.56) 25.65
2021 23.55 0.32 10.46 10.78 (0.40) (0.32) – (0.72) 33.61
2020 28.66 0.42 (4.77) (4.35) (0.60) (0.16) – (0.76) 23.55
R-3 shares
2025(b) 29.02 0.20 (0.73) (0.53) (0.27) (0.45) – (0.72) 27.77
2024 22.69 0.48 6.43 6.91 (0.50) (0.08) – (0.58) 29.02
2023 24.89 0.48 (1.83) (1.35) (0.51) (0.26) (0.08) (0.85) 22.69
2022 32.66 0.26 (6.62) (6.36) (0.30) (1.11) – (1.41) 24.89
2021 22.91 0.17 10.17 10.34 (0.27) (0.32) – (0.59) 32.66
2020 27.89 0.29 (4.63) (4.34) (0.48) (0.16) – (0.64) 22.91
R-5 shares
2025(b) 28.69 0.22 (0.70) (0.48) (0.32) (0.45) – (0.77) 27 .44
2024 22.44 0.56 6.35 6.91 (0.58) (0.08) – (0.66) 28.69
2023 24.63 0.55 (1.81) (1.26) (0.58) (0.26) (0.09) (0.93) 22.44
2022 32.34 0.35 (6.56) (6.21) (0.39) (1.11) – (1.50) 24.63
2021 22.68 0.29 10.04 10.33 (0.35) (0.32) – (0.67) 32.34
2020 27.63 0.37 (4.59) (4.22) (0.57) (0.16) – (0.73) 22.68
R-6 shares
2025(b) 29.94 0.32 (0.78) (0.46) (0.35) (0.45) – (0.80) 28.68
2024 23.39 0.65 6.63 7 .28 (0.65) (0.08) – (0.73) 29.94
2023 25.64 0.64 (1.89) (1.25) (0.64) (0.26) (0.10) (1.00) 23.39
2022 33.60 0.45 (6.83) (6.38) (0.47) (1.11) – (1.58) 25.64
2021 23.55 0.40 10.39 10.79 (0.42) (0.32) – (0.74) 33.60
2020 28.66 0.44 (4.76) (4.32) (0.63) (0.16) – (0.79) 23.55

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.68) % (c),(d) $ 188,108 1.19% (e) – % 1.84% (e) 17.5% (e)
30.84 (d) 203,180 1.19 – 1.98 31.2
(5.50) (d) 182,522 1.22 – 2.06 16.1
(20.14) (d) 283,213 1.20 – 1.05 18.7
45.87 (d) 348,715 1.21 – 0.88 31.0
(15.56) (d) 286,896 1.24 – 1.33 35.1
(2.12) (c),(d) 14,162 2.11 (e) – 0.91 (e) 17.5 (e)
29.76 (d) 16,854 2.05 – 1.14 31.2
(6.34) (d) 18,401 2.10 – 1.19 16.1
(20.76) (d) 27,677 1.99 – 0.25 18.7
44.73 (d),(f) 40,295 1.99 – 0.16 31.0
(16.21) (d),(f) 34,198 2.02 – 0.55 35.1
(1.61) (c),(d) 128,674 1.09 (e),(g) 1.09 (e),(h) 1.94 (e) 17.5 (e)
31.00 (d) 138,374 1.06 (g) 1.08 (h) 2.10 31.2
(5.44) (d) 119,508 1.13 (g) 1.15 (h) 2.15 16.1
(20.04) (d),(f) 139,555 1.07 (g) 1.09 (h) 1.18 18.7
46.09 (d),(f) 185,393 1.08 (g) 1.10 (h) 1.00 31.0
(15.45) (d) 134,897 1.10 (g) 1.13 (h) 1.46 35.1
(1.52) (c) 3,608,621 0.86 (e),(i) – 2 .17 (e) 17.5 (e)
31.30 3,810,831 0.86 (i) – 2.30 31.2
(5.19) 2,867,558 0.86 (i) – 2.42 16.1
(19.85) 3,291,840 0.86 (i) – 1.39 18.7
46.34 3,930,727 0.89 (i) – 1.06 31.0
(15.27) 2,160,526 0.91 (i) – 1.66 35.1
(1.75) (c) 30,987 1.37 (e) – 1.47 (e) 17.5 (e)
30.61 29,609 1.37 – 1.80 31.2
(5.65) 26,311 1.37 – 1.92 16.1
(20.26) 33,778 1.37 – 0.88 18.7
45.63 46,314 1.37 – 0.59 31.0
(15.66) 28,733 1.37 – 1.19 35.1
(1.61) (c) 78,521 1.06 (e) – 1.58 (e) 17.5 (e)
31.00 76,319 1.06 – 2.14 31.2
(5.35) 75,824 1.06 – 2.22 16.1
(20.01) 87,270 1.06 – 1.19 18.7
46.10 114,006 1.06 – 1.04 31.0
(15.40) 105,340 1.06 – 1.51 35.1
(1.46) (c) 2,230,010 0.81 (e) – 2.22 (e) 17.5 (e)
31.33 2,327,404 0.81 – 2.36 31.2
(5.14) 1,849,047 0.81 – 2.47 16 .1
(19.79) 1,854,169 0.80 – 1.46 18.7
46.43 2,045,827 0.80 (i) – 1.38 31.0
(15.18) 1,643,165 0.81 (i) – 1.75 35.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2025(b) $ 16.96 $ 0.22 ( $ 0.14) $ 0.08 ( $ 0.22) ( $ 0.80) ( $ 1.02) $ 16.02
2024 13.81 0.29 3.13 3.42 (0.27) – (0.27) 16.96
2023 14.16 0.24 0.51 0.75 (0.23) (0.87) (1.10) 13.81
2022 18.95 0.32 (3.38) (3.06) (0.30) (1.43) (1.73) 14.16
2021 15.64 0.20 3.58 3.78 (0.19) (0.28) (0.47) 18.95
2020 15.73 0.25 0.25 0.50 (0.23) (0.36) (0.59) 15.64
Class C shares
2025(b) 16.51 0.15 (0.13) 0.02 (0.16) (0.80) (0.96) 15.57
2024 13.44 0.17 3.05 3.22 (0.15) – (0.15) 16.51
2023 13.81 0.13 0.48 0.61 (0.11) (0.87) (0.98) 13.44
2022 18.53 0.20 (3.30) (3.10) (0.19) (1.43) (1.62) 13.81
2021 15.36 0.06 3.51 3.57 (0.12) (0.28) (0.40) 18.53
2020 15.46 0.14 0.24 0.38 (0.12) (0.36) (0.48) 15.36
Class J shares
2025(b) 16.14 0.22 (0.13) 0.09 (0.23) (0.80) (1.03) 15.20
2024 13.15 0.30 2.99 3.29 (0.30) – (0.30) 16.14
2023 13.54 0.25 0.48 0.73 (0.25) (0.87) (1.12) 13.15
2022 18.20 0.32 (3.22) (2.90) (0.33) (1.43) (1.76) 13.54
2021 15.05 0.22 3.43 3.65 (0.22) (0.28) (0.50) 18.20
2020 15.15 0.27 0.25 0.52 (0.26) (0.36) (0.62) 15.05
Institutional shares
2025(b) 16.57 0.24 (0.14) 0.10 (0.24) (0.80) (1.04) 15.63
2024 13.49 0.33 3.07 3.40 (0.32) – (0.32) 16.57
2023 13.86 0.27 0.50 0.77 (0.27) (0.87) (1.14) 13.49
2022 18.60 0.37 (3.32) (2.95) (0.36) (1.43) (1.79) 13.86
2021 15.36 0.25 3.52 3.77 (0.25) (0.28) (0.53) 18.60
2020 15.45 0.29 0.26 0.55 (0.28) (0.36) (0.64) 15.36
R-3 shares
2025(b) 16.48 0.20 (0.14) 0.06 (0.20) (0.80) (1.00) 15.54
2024 13.42 0.24 3.06 3.30 (0.24) – (0.24) 16.48
2023 13.80 0.19 0.49 0.68 (0.19) (0.87) (1.06) 13.42
2022 18.51 0.29 (3.30) (3.01) (0.27) (1.43) (1.70) 13.80
2021 15.31 0.15 3.50 3.65 (0.17) (0.28) (0.45) 18.51
2020 15.40 0.21 0.26 0.47 (0.20) (0.36) (0.56) 15.31
R-5 shares
2025(b) 16.54 0.22 (0.15) 0.07 (0.22) (0.80) (1.02) 15.59
2024 13.47 0.30 3.05 3.35 (0.28) – ( 0 .28) 16.54
2023 13.84 0.24 0.50 0.74 (0.24) (0.87) (1.11) 13.47
2022 18.56 0.32 (3.29) (2.97) (0.32) (1.43) (1.75) 13.84
2021 15.33 0.20 3.52 3.72 (0.21) (0.28) (0.49) 18.56
2020 15.43 0.25 0.25 0.50 (0.24) (0.36) (0.60) 15.33

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.46% (c),(d) $ 2,055,830 0.59% (e) – % 2.68% (e) 35.4% (e)
24.93 (d) 2,156,725 0.59 – 1.79 17.3
5.44 (d) 1,897,327 0.62 – 1.66 26.1
(17.52) (d) 1,965,970 0.60 – 1.98 50.4
24.55 (d) 2,523,065 0.59 – 1.11 31.3
3.26 (d) 2,060,672 0.61 – 1.64 17.3
0.09 (c),(d) 100,117 1.37 (e) – 1 .94 (e) 35.4 (e)
24.04 (d) 115,518 1.37 – 1.07 17.3
4.59 (d) 130,921 1.40 – 0.93 26.1
(18.16) (d) 174,776 1.38 – 1.26 50.4
23.57 (d) 281,665 1.37 – 0.37 31.3
2.48 (d) 322,006 1.38 – 0.90 17.3
0.57 (c),(d) 1,561,810 0.44 (e),(f) 0.45 (e),(g) 2.82 (e) 35.4 (e)
25.20 (d) 1,594,700 0.42 (f) 0 .44 (g) 1.93 17.3
5.59 (d) 1,263,792 0.44 (f) 0.46 (g) 1.82 26.1
(17.39) (d) 1,158,071 0.45 (f) 0.47 (g) 2.11 50.4
24.65 (d) 1,336,353 0.44 (f) 0.47 (g) 1.25 31.3
3.51 (d) 1,071,910 0.44 (f) 0.47 (g) 1.80 17.3
0.62 (c) 645,134 0 .30 (e) – 2.98 (e) 35.4 (e)
25.38 688,003 0.29 – 2.08 17.3
5.75 642,053 0.30 – 1.96 26.1
(17.32) 649,784 0.29 – 2.34 50.4
24.93 896,603 0.28 – 1.42 31.3
3.66 747,015 0.30 – 1.95 17.3
0.35 (c) 22,194 0.85 (e) – 2.53 (e) 35.4 (e)
24.70 23,739 0.85 – 1.51 17.3
5.12 19,264 0.85 – 1.40 26.1
(17.71) 18,236 0.85 – 1.83 50.4
24.17 27,419 0.84 – 0.84 31.3
3.08 22,790 0.85 – 1.42 17.3
0.45 (c) 36,396 0.54 (e) – 2.80 (e) 35.4 (e)
25.04 25,389 0.54 – 1.92 17.3
5.51 29,840 0.54 – 1.74 26.1
(17.45) 29,709 0.54 – 2.05 50.4
24.60 37,892 0.53 – 1.15 31.3
3.33 30,863 0.54 – 1.69 17.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2025(b) $ 12.56 $ 0.20 ( $ 0.07) $ 0.13 ( $ 0.20) ( $ 0.14) ( $ 0.34) $ 12.35
2024 10.73 0.29 1.82 2.11 (0.28) – (0.28) 12.56
2023 10.85 0.23 0.14 0.37 (0.22) (0.27) (0.49) 10.73
2022 13.95 0.26 (2.41) (2.15) (0.25) ( 0 .70) (0.95) 10.85
2021 12.17 0.19 1.92 2.11 (0.19) (0.14) (0.33) 13.95
2020 12.16 0.22 0.17 0.39 (0.22) (0.16) (0.38) 12.17
Class C shares
2025(b) 12.40 0.15 (0.06) 0.09 (0.15) (0.14) (0.29) 12.20
2024 10.59 0.21 1.79 2.00 (0.19) – (0.19) 12.40
2023 10.71 0.15 0.13 0.28 (0.13) (0.27) (0.40) 10.59
2022 13.78 0.16 (2.38) (2.22) (0.15) (0.70) (0.85) 10.71
2021 12.03 0.09 1.90 1.99 (0.10) (0.14) (0.24) 13.78
2020 12.02 0.14 0.16 0.30 (0.13) (0.16) (0.29) 12.03
Class J shares
2025(b) 12.34 0.20 (0.06) 0.14 (0.21) (0.14) (0.35) 12.13
2024 10.54 0.30 1.81 2.11 (0.31) – (0.31) 12.34
2023 10.67 0.24 0.14 0.38 (0.24) (0.27) (0.51) 10.54
2022 13.74 0.27 (2.37) (2.10) (0.27) (0.70) (0.97) 10.67
2021 11.99 0.21 1.89 2.10 (0.21) (0.14) (0.35) 13.74
2020 11.99 0.24 0.16 0.40 (0.24) (0.16) (0.40) 11.99
Institutional shares
2025(b) 12.39 0.21 (0.05) 0.16 (0.22) (0.14) (0.36) 12.19
2024 10.59 0.32 1.80 2.12 (0.32) – (0.32) 12.39
2023 10.71 0.26 0.15 0.41 (0.26) (0.27) (0.53) 10.59
2022 13.79 0.29 (2.38) (2.09) (0.29) (0.70) (0.99) 10.71
2021 12.03 0.23 1.90 2.13 (0.23) (0.14) (0.37) 13.79
2020 12.04 0.26 0.15 0.41 (0.26) (0.16) (0.42) 12.03
R-3 shares
2025(b) 12.36 0.19 (0.07) 0.12 (0.18) (0.14) (0.32) 12.16
2024 10.57 0.25 1.80 2.05 (0.26) – (0.26) 12.36
2023 10.69 0.19 0.16 0.35 (0.20) (0.27) (0.47) 10.57
2022 13.76 0.23 (2.38) (2.15) (0.22) (0.70) (0.92) 10.69
2021 12.01 0.16 1.89 2.05 (0.16) (0.14) (0.30) 13.76
2020 12.01 0.20 0.15 0.35 (0.19) (0.16) (0.35) 12.01
R-5 shares
2025(b) 12.38 0.20 (0.07) 0.13 (0.20) (0.14) (0.34) 12.17
2024 10.58 0.30 1.79 2.09 (0.29) – (0.29) 12 .38
2023 10.71 0.23 0.14 0.37 (0.23) (0.27) (0.50) 10.58
2022 13.78 0.25 (2.36) (2.11) (0.26) (0.70) (0.96) 10.71
2021 12.02 0.19 1.91 2.10 (0.20) (0.14) (0.34) 13.78
2020 12.03 0.23 0.15 0.38 ( 0 .23) (0.16) (0.39) 12.02

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.07% (c),(d) $ 495,415 0.59% (e) – % 3.19% (e) 28.6% (e)
19.85 (d) 525,205 0.60 – 2.43 19.9
3.42 (d) 492,836 0.62 – 2.06 25.5
(16.39) (d) 521,254 0.61 – 2.11 55.3
17.49 (d) 650,919 0.60 – 1.41 29.9
3.28 (d) 545,903 0.61 – 1.87 19.4
0.75 (c),(d) 32,845 1.39 (e) – 2.42 (e) 28.6 (e)
18.94 (d) 38,812 1.38 – 1.75 19.9
2.58 (d) 47,961 1.42 – 1.33 25.5
(17.06) (d) 70,882 1.38 – 1.37 55.3
16.66 (d) 114,412 1.37 – 0.66 29.9
2.50 (d) 137,283 1.37 – 1.14 19.4
1.17 (c),(d) 1,003,488 0.44 (e),(f) 0.44 (e),(g) 3.34 (e) 28.6 (e)
20.13 (d) 1,040,737 0.43 (f) 0 .44 (g) 2.57 19.9
3.57 (d) 852,351 0.44 (f) 0.46 (g) 2.22 25.5
(16.28) (d) 776,202 0.45 (f) 0.47 (g) 2.25 55.3
17.69 (d) 869,500 0.44 (f) 0.47 (g) 1.56 29.9
3.43 (d) 691,410 0.44 (f) 0.47 (g) 2.03 19.4
1.31 (c) 203,359 0.30 (e) – 3.47 (e) 28.6 (e)
20.17 212,509 0.30 – 2.71 19.9
3.79 186,288 0.31 – 2.37 25.5
(16.17) 206,697 0.30 – 2.43 55.3
17.89 268,505 0.29 – 1.71 29.9
3.48 239,975 0.30 – 2.20 19.4
1.04 (c) 11,934 0.85 (e) – 3.06 (e) 28.6 (e)
19.49 11,594 0.85 – 2.11 19.9
3.23 8,792 0.86 – 1.77 25.5
(16.60) 8,497 0.85 – 1.89 55.3
17.18 11,129 0.84 – 1.18 29.9
2.97 12,167 0.85 – 1 .69 19.4
1.13 (c) 27,883 0.54 (e) – 3.32 (e) 28.6 (e)
19.91 18,165 0.54 – 2.51 19.9
3.45 19,409 0.55 – 2.11 25.5
(16.31) 19,091 0.54 – 2.11 55.3
17.61 20,710 0.53 – 1.46 29.9
3.22 17,108 0.54 – 1.94 19.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2025(b) $ 20.30 $ 0.21 ( $ 0.24) ( $ 0.03) ( $ 0.26) ( $ 1.13) ( $ 1.39) $ 18.88
2024 15.91 0.24 4.37 4.61 (0.22) – (0.22) 20.30
2023 16.64 0.19 0.87 1.06 (0.17) (1.62) (1.79) 15.91
2022 22.20 0.33 (4.18) (3.85) ( 0 .26) (1.45) (1.71) 16.64
2021 17.41 0.17 5.27 5.44 (0.24) (0.41) (0.65) 22.20
2020 17.55 0 .25 0.30 0.55 (0.25) (0.44) (0.69) 17.41
Class C shares
2025(b) 18.14 0.12 (0.22) (0.10) (0.11) (1.13) (1.24) 16.80
2024 14.22 0.09 3.90 3.99 (0.07) – (0.07) 18.14
2023 15.03 0.06 0.79 0.85 (0.04) (1.62) (1.66) 14 .22
2022 20.21 0.18 (3.82) (3.64) (0.09) (1.45) (1.54) 15.03
2021 15.91 0.01 4.81 4.82 (0.11) (0.41) (0.52) 20.21
2020 16.09 0.11 0.26 0.37 (0.11) (0.44) (0.55) 15.91
Class J shares
2025(b) 19.23 0.21 (0.23) (0.02) (0.29) (1.13) (1.42) 17.79
2024 15.09 0.25 4.14 4.39 (0.25) – (0.25) 19.23
2023 15.87 0.20 0.84 1.04 (0.20) (1.62) (1.82) 15.09
2022 21.26 0.34 (3.99) (3.65) (0.29) (1.45) (1.74) 15.87
2021 16.70 0.19 5.05 5.24 (0.27) (0.41) (0.68) 21.26
2020 16.87 0.26 0.29 0.55 (0.28) (0.44) (0.72) 16.70
Institutional shares
2025(b) 19.66 0.23 (0.24) (0.01) (0.31) (1.13) (1.44) 18.21
2024 15.42 0.28 4.23 4.51 (0.27) – (0.27) 19.66
2023 16.18 0.23 0.85 1.08 (0.22) (1.62) (1.84) 15.42
2022 21.64 0.38 (4.07) (3.69) (0.32) (1.45) (1.77) 16.18
2021 16.98 0.23 5.14 5.37 (0.30) (0.41) (0.71) 21.64
2020 17.14 0.30 0.29 0.59 (0.31) (0.44) (0.75) 16.98
R-3 shares
2025(b) 19.19 0.18 (0.24) (0.06) (0.23) (1.13) (1.36) 17.77
2024 15.06 0.18 4.13 4.31 (0.18) – (0.18) 19.19
2023 15.82 0.15 0.83 0.98 (0.12) (1.62) (1.74) 15.06
2022 21.20 0.28 (4.01) (3.73) (0.20) (1.45) (1.65) 15.82
2021 16.65 0.11 5.05 5.16 (0.20) (0.41) (0.61) 21.20
2020 16.82 0.22 0.26 0.48 (0.21) (0.44) (0.65) 16.65
R-5 shares
2025(b) 19.45 0.21 (0.24) (0.03) (0.27) (1.13) (1.40) 18.02
2024 15.26 0.24 4.18 4.42 (0.23) – (0.23) 19.45
2023 16.03 0.19 0.84 1.03 (0.18) (1.62) (1.80) 15.26
2022 21.46 0.34 (4.04) (3.70) (0.28) (1.45) (1.73) 16.03
2021 16.85 0.17 5.10 5.27 (0.25) (0.41) (0.66) 21.46
2020 17.01 0.25 0.30 0.55 (0.27) (0.44) (0.71) 16.85

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.22) % (c),(d) $ 1,648,140 0.59% (e) – % 2.19% (e) 33.7% (e)
29.15 (d) 1,739,501 0.59 – 1.26 18.3
6.95 (d) 1,484,518 0.62 – 1.16 25.6
(18.70) (d) 1,508,702 0.60 – 1.76 52.4
31.84 (d) 1,979,014 0.59 – 0.81 34.3
3.11 (d) 1,570,186 0.61 – 1.46 16.2
(0.62) (c),(d) 75,128 1.39 (e) – 1.42 (e) 33.7 (e)
28.12 (d) 86,958 1.37 – 0.53 18.3
6.19 (d) 92,295 1.42 – 0.40 25.6
(19.39) (d) 121,737 1.37 – 1.05 52.4
30.82 (d) 190,605 1.38 – 0.07 34.3
2.28 (d) 204,754 1.37 – 0.74 16.2
(0.15) (c),(d) 894,795 0.44 (e),(f) 0.45 (e),(g) 2.33 (e) 33.7 (e)
29.32 (d) 889,283 0.43 (f) 0.44 (g) 1.40 18.3
7.19 (d) 690,996 0.45 (f) 0.47 (g) 1.32 25.6
(18.59) (d) 636,126 0.45 (f) 0.47 (g) 1.90 52.4
32.04 (d) 778,913 0.45 (f) 0.47 (g) 0.95 34.3
3.25 (d) 575,978 0.45 (f) 0.48 (g) 1.61 16.2
(0.09) (c) 421,190 0.30 (e) – 2.49 (e) 33.7 (e)
29.50 455,578 0.30 – 1.55 18.3
7.35 397,434 0.30 – 1.47 25.6
(18.48) 395,979 0.29 – 2.08 52.4
32.27 539,619 0.29 – 1.12 34.3
3.40 430,895 0.30 – 1.79 16.2
(0.39) (c) 9,690 0.85 (e) – 1.98 (e) 33.7 (e)
28.76 9,881 0.85 – 1.02 18.3
6.80 7,737 0.85 – 0.98 25.6
(18.95) 10,909 0.85 – 1.58 52.4
31.58 15,823 0.84 – 0.56 34.3
2.81 13,833 0.85 – 1.35 16.2
(0.19) (c) 34,145 0.54 (e) – 2.23 (e) 33.7 (e)
29.20 28,551 0.54 – 1.32 18.3
7.04 24,555 0.54 – 1.21 25.6
(18.66) 23,881 0.54 – 1.86 52.4
31.91 30,075 0.53 – 0.86 34.3
3.18 22,124 0.54 – 1.54 16.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2025(b) $ 12.17 $ 0.22 ( $ 0.05) $ 0.17 ( $ 0.23) $ – ( $ 0.23) $ 12.11
2024 10.75 0.35 1.42 1.77 (0.35) – (0.35) 12.17
2023 10.78 0.26 (0.03) 0.23 (0.26) – (0.26) 10.75
2022 13.56 0.28 (2.25) (1.97) (0.28) (0.53) (0.81) 10.78
2021 12.38 0.23 1.29 1.52 (0.23) (0.11) (0.34) 13.56
2020 12.40 0.25 0.03 0.28 ( 0 .25) (0.05) (0.30) 12.38
Class C shares
2025(b) 12.02 0.18 (0.05) 0.13 (0.18) – (0.18) 11.97
2024 10.62 0.27 1.38 1.65 (0.25) – (0.25) 12.02
2023 10.66 0.18 (0.05) 0.13 (0.17) – (0.17) 10.62
2022 13.41 0.19 (2.22) (2.03) (0.19) (0.53) (0.72) 10.66
2021 12.24 0.13 1.27 1.40 (0.12) (0.11) (0.23) 13.41
2020 12.26 0.16 0.03 0.19 (0.16) (0.05) (0.21) 12.24
Class J shares
2025(b) 12.03 0.23 (0.04) 0.19 (0.24) – (0.24) 11.98
2024 10.63 0.37 1.40 1.77 (0.37) – (0.37) 12.03
2023 10.67 0.28 (0.04) 0.24 (0.28) – (0.28) 10.63
2022 13.43 0.29 (2.22) (1.93) (0.30) (0.53) (0.83) 10.67
2021 12.26 0.25 1.28 1.53 (0.25) (0.11) (0.36) 13.43
2020 12.29 0.27 0.02 0.29 (0.27) (0.05) (0.32) 12.26
Institutional shares
2025(b) 12.12 0.24 (0.05) 0.19 (0.25) – (0.25) 12.06
2024 10.70 0.38 1.42 1.80 (0.38) – (0.38) 12.12
2023 10.74 0.29 (0.04) 0.25 (0.29) – (0.29) 10.70
2022 13.51 0.31 (2.23) (1.92) (0.32) (0.53) (0.85) 10.74
2021 12.34 0.26 1.28 1.54 (0.26) (0.11) (0.37) 13.51
2020 12.36 0.28 0.03 0.31 (0.28) (0.05) (0.33) 12.34
R-3 shares
2025(b) 12.09 0.24 (0.09) 0.15 (0.21) – ( 0 .21) 12.03
2024 10.68 0.32 1.41 1.73 (0.32) – (0.32) 12.09
2023 10.71 0.24 (0.04) 0.20 (0.23) – (0.23) 10.68
2022 13.48 0.25 (2.24) (1.99) (0.25) (0.53) (0.78) 10.71
2021 12.31 0.19 1.28 1.47 (0.19) (0.11) (0.30) 13.48
2020 12.33 0.22 0.03 0.25 (0.22) (0.05) (0.27) 12.31
R-5 shares
2025(b) 12.09 0.23 (0.06) 0.17 (0.23) – (0.23) 12.03
2024 10.68 0.30 1.46 1.76 (0.35) – (0.35) 12.09
2023 10.72 0.26 (0.04) 0.22 (0.26) – (0.26) 10.68
2022 13.48 0.28 (2.22) (1.94) (0.29) (0.53) (0.82) 10.72
2021 12.31 0.23 1.28 1.51 (0.23) (0.11) (0.34) 13.48
2020 12.33 0.26 0.03 0.29 (0.26) (0.05) (0.31) 12.31

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.41% (c),(d) $ 863,921 0.59% (e) – % 3.73% (e) 24.6% (e)
16.58 (d) 918,982 0.59 – 2.99 19.8
2.05 (d) 919,005 0.61 – 2.33 20.8
(15.28) (d) 1,032,096 0.60 – 2.32 57.3
12.40 (d) 1,289,067 0.59 – 1.72 29.3
2.30 (d) 1,085,818 0.60 – 2.04 35.9
1.10 (c),(d) 58,133 1.40 (e) – 2.96 (e) 24.6 (e)
15.67 (d) 71,603 1.38 – 2.29 19.8
1.15 (d) 91,832 1.40 – 1.60 20.8
(15.90) (d) 135,741 1.38 – 1.57 57.3
11.58 (d) 205,567 1.36 – 0.96 29.3
1.54 (d) 237,410 1.37 – 1.29 35.9
1.59 (c),(d) 1,095,548 0.44 (e),(f) 0.44 (e),(g) 3.88 (e) 24.6 (e)
16.78 (d) 1,151,699 0.42 (f) 0.44 (g) 3.13 19.8
2.16 (d) 1,064,611 0.43 (f) 0.45 (g) 2.49 20.8
(15.14) (d) 1,086,460 0.44 (f) 0.46 (g) 2.48 57.3
12.61 (d) 1,321,469 0.44 (f) 0.46 (g) 1.88 29.3
2.42 (d) 1,132,937 0.43 (f) 0.46 (g) 2.22 35.9
1.55 (c) 185,155 0.33 (e) – 3.95 (e) 24 .6 (e)
16.98 180,539 0.32 – 3.22 19.8
2.25 164,167 0.32 – 2.60 20.8
(15.01) 173,873 0.31 – 2.62 57.3
12.68 236,379 0.31 – 2.00 29.3
2.60 200,957 0.32 – 2.33 35.9
1.28 (c) 2,409 0.85 (e) – 3.99 (e) 24.6 (e)
16.30 3,170 0.85 – 2.75 19.8
1.81 3,109 0.85 – 2.15 20.8
(15.51) 3,569 0.85 – 2.07 57.3
12.11 5,117 0.84 – 1.48 29.3
2.07 4,729 0.85 – 1.81 35.9
1.45 (c) 21,100 0.54 (e) – 3.85 (e) 24.6 (e)
16.67 20,849 0.54 – 2.58 19.8
2.03 7,888 0.54 – 2.37 20.8
(15.16) 8,059 0 .54 – 2.38 57.3
12.46 10,225 0.53 – 1.78 29.3
2.38 7,970 0.54 – 2.10 35.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2025(b) $ 23.61 $ 0.22 ( $ 0.33) ( $ 0.11) ( $ 0.21) ( $ 1.38) ( $ 1.59) $ 21.91
2024 18.11 0.20 5.53 5.73 (0.17) (0.06) (0.23) 23.61
2023 18.24 0.14 1.32 1.46 (0.13) (1.46) (1.59) 18.11
2022 24.57 0.34 (4.93) (4.59) (0.34) (1.40) (1.74) 18.24
2021 18.57 0.17 6.67 6.84 (0.17) (0.67) (0.84) 24.57
2020 18.67 0.21 0.53 0.74 (0.25) (0.59) (0.84) 18.57
Class C shares
2025(b) 20.22 0.12 (0.28) (0.16) (0.06) (1.38) (1.44) 18.62
2024 15.54 0.03 4.74 4.77 (0.03) (0.06) (0.09) 20.22
2023 15.88 (0.01) 1.13 1.12 – (1.46) ( 1 .46) 15.54
2022 21.60 0.17 (4.33) (4.16) (0.16) (1.40) (1.56) 15.88
2021 16.43 0.01 5.87 5.88 (0.04) (0.67) (0.71) 21.60
2020 16.60 0.07 0.46 0.53 (0.11) (0.59) (0.70) 16.43
Class J shares
2025(b) 22.38 0.22 (0.30) (0.08) (0.25) (1.38) (1.63) 20.67
2024 17.18 0.21 5.26 5.47 (0.21) (0.06) (0.27) 22.38
2023 17.39 0.15 1.26 1.41 (0.16) (1.46) (1.62) 17.18
2022 23.51 0.35 (4.70) (4.35) (0.37) (1.40) (1.77) 17.39
2021 17.80 0.19 6.39 6.58 (0.20) (0.67) (0.87) 23.51
2020 17.93 0.23 0.51 0.74 (0.28) (0.59) (0.87) 17.80
Institutional shares
2025(b) 22.80 0.25 (0.31) (0.06) (0.28) (1.38) (1.66) 21.08
2024 17.50 0.25 5.35 5.60 (0.24) (0.06) (0.30) 22.80
2023 17.69 0.19 1.27 1.46 (0.19) (1.46) (1.65) 17.50
2022 23.88 0.40 (4.78) (4.38) (0.41) (1.40) (1.81) 17.69
2021 18.06 0.23 6.49 6.72 (0.23) (0.67) (0.90) 23.88
2020 18.18 0.26 0.52 0.78 (0.31) (0.59) (0.90) 18.06
R-3 shares
2025(b) 22.27 0.18 (0.31) (0.13) (0.15) (1.38) (1.53) 20.61
2024 17.10 0.13 5.23 5.36 (0.13) (0.06) (0.19) 22.27
2023 17.31 0.09 1.25 1.34 (0.09) (1.46) (1.55) 17.10
2022 23.43 0.32 (4.74) (4.42) (0.30) (1.40) (1.70) 17 .31
2021 17.72 0.08 6.40 6.48 (0.10) (0.67) (0.77) 23.43
2020 17.86 0.18 0.48 0.66 (0.21) (0.59) (0.80) 17.72
R-5 shares
2025(b) 22.43 0.22 (0.30) (0.08) (0.24) (1.38) (1.62) 20.73
2024 17.23 0 .19 5.27 5.46 (0.20) (0.06) (0.26) 22.43
2023 17.43 0.14 1.26 1.40 (0.14) (1.46) (1.60) 17.23
2022 23.56 0.33 (4.70) (4.37) (0.36) (1.40) (1.76) 17.43
2021 17.84 0.17 6.40 6.57 (0.18) (0.67) (0.85) 23.56
2020 17.97 0.22 0.51 0.73 (0.27) (0.59) (0.86) 17.84

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.53) % (c),(d) $ 1,246,202 0.59% (e) – % 1.97% (e) 43.6% (e)
31.89 (d) 1,305,661 0.60 – 0.89 18.2
8.57 (d) 1,081,383 0.63 – 0.73 27.2
(19.99) (d) 1,066,233 0.61 – 1.67 49.5
37.68 (d) 1,401,140 0.60 – 0.75 26.3
3.93 (d) 1,069,149 0.62 – 1.15 19.9
(0.87) (c),(d) 62,872 1.39 (e) – 1.21 (e) 43.6 (e)
30.84 (d) 70,160 1.39 – 0.14 18.2
7.61 (d) 66,235 1.45 – (0.03) 27.2
(20.59) (d) 77,837 1.41 – 0.94 49.5
36.56 (d) 115,136 1.39 – 0.04 26.3
3.14 (d) 120,962 1.40 – 0.41 19.9
(0.43) (c),(d) 490,205 0.46 (e),(f) 0.47 (e),(g) 2.10 (e) 43.6 (e)
32.10 (d) 493,983 0.44 (f) 0.46 (g) 1.02 18.2
8.73 (d) 372,876 0.47 (f) 0.49 (g) 0.87 27.2
(19.87) (d) 334,032 0.47 (f) 0.49 (g) 1.78 49.5
37.88 (d) 410,297 0.46 (f) 0.48 (g) 0.88 26.3
4.11 (d) 295,433 0.46 (f) 0.49 (g) 1.31 19.9
(0.34) (c) 330,463 0.30 (e) – 2.28 (e) 43.6 (e)
32.27 356,421 0.30 – 1.19 18.2
8.89 299,870 0.30 – 1.04 27.2
(19.73) 271,120 0.29 – 1.99 49.5
38.14 362,447 0.29 – 1.05 26.3
4.27 260,585 0.30 – 1.47 19.9
(0.64) (c) 7,627 0.85 (e) – 1.66 (e) 43.6 (e)
31.55 7,327 0.85 – 0.62 18.2
8.33 6,746 0.85 – 0.50 27.2
(20.20) 6,564 0.85 – 1.60 49.5
37.38 9,782 0.84 – 0.36 26.3
3.66 6,440 0.85 – 1.05 19.9
(0.45) (c) 30,768 0.54 (e) – 2.05 (e) 43.6 (e)
31.92 28,145 0.54 – 0.91 18.2
8.67 19,279 0.54 – 0.79 27.2
(19.95) (h) 19,246 0.54 – 1.70 49.5
37.80 (h) 24,908 0.53 – 0.77 26.3
4.04 15,052 0.54 – 1.28 19.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2025(b) $ 11.99 $ 0.22 $ 0.11 $ 0.33 ( $ 0.22) $ – ( $ 0.22) $ 12.10
2024 11.57 0.41 0.42 0.83 (0.41) – (0.41) 11.99
2023 11.40 0.32 0.18 0.50 (0.33) – (0.33) 11.57
2022 12.32 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.40
2021 12.54 0.11 (0.13) (0.02) (0.11) (0.09) (0.20) 12.32
2020 12.32 0.20 0.22 0.42 (0.20) – (0.20) 12.54
Class C shares
2025(b) 11.99 0.16 0.11 0.27 (0.16) – (0.16) 12.10
2024 11.58 0.30 0.41 0.71 (0.30) – (0.30) 11.99
2023 11.40 0.21 0.18 0.39 (0.21) – (0.21) 11.58
2022 12.32 0.05 (0.86) (0.81) (0.05) (0.06) (0.11) 11.40
2021 12.55 – (0.13) (0.13) (0.01) (0.09) (0.10) 12.32
2020 12.33 0.09 0.22 0.31 (0.09) – (0.09) 12.55
Class J shares
2025(b) 11.98 0.22 0.11 0.33 (0.22) – (0.22) 12.09
2024 11.56 0.42 0.42 0.84 (0.42) – (0.42) 11.98
2023 11.39 0.33 0.17 0 .50 (0.33) – (0.33) 11.56
2022 12.31 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.39
2021 12.53 0.12 (0.13) (0.01) (0.12) (0.09) (0.21) 12.31
2020 12.31 0.20 0.23 0.43 (0.21) – (0.21) 12.53
Institutional shares
2025(b) 11.98 0.23 0.11 0.34 (0.23) – (0.23) 12.09
2024 11.57 0.44 0.41 0.85 (0.44) – (0.44) 11.98
2023 11.39 0.35 0.18 0.53 (0.35) – (0.35) 11.57
2022 12.31 0.18 (0.85) (0.67) (0.19) (0.06) (0.25) 11.39
2021 12.53 0.14 (0.13) 0.01 (0.14) (0.09) (0.23) 12.31
2020 12.31 0.23 0.22 0.45 (0.23) – (0.23) 12.53
R-3 shares
2025(b) 11.99 0.20 0.11 0.31 (0.20) – (0.20) 12.10
2024 11.57 0.37 0.42 0.79 (0.37) – (0.37) 11.99
2023 11.40 0.29 0.17 0.46 (0.29) – (0.29) 11.57
2022 12.32 0.12 (0.86) (0.74) (0.12) (0.06) (0.18) 11.40
2021 12.54 0.07 (0.12) (0.05) (0.08) (0.09) (0.17) 12.32
2020 12.32 0.16 0.22 0.38 (0.16) – (0.16) 12.54
R-5 shares
2025(b) 11.99 0.22 0.11 0.33 (0.22) – (0.22) 12.10
2024 11.58 0.41 0.41 0.82 (0.41) – (0.41) 11.99
2023 11.40 0.32 0 .19 0.51 (0.33) – (0.33) 11.58
2022 12.32 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.40
2021 12.54 0.11 (0.13) (0.02) (0.11) (0.09) (0.20) 12.32
2020 12.33 0.20 0.21 0.41 (0.20) – (0.20) 12.54

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.74% (c),(d) $ 322,299 0.61% (e) – % 3.66% (e) 42.4% (e)
7.27 (d) 315,310 0.63 – 3.46 46.7
4.39 (d) 316,038 0.65 – 2.79 35.4
(5.73) (d) 353,052 0.65 – 1.32 28.4
(0.17) (d) 470,326 0.67 – 0.89 52.4
3.47 (d) 445,243 0.67 – 1.59 76.0
2.27 (c),(d) 14,466 1.55 (e) – 2.72 (e) 42.4 (e)
6.17 (d) 15,263 1.58 – 2.51 46.7
3.46 (d) 17,277 1.63 – 1.79 35.4
(6.61) (d) 23,675 1.57 – 0.38 28.4
(1.09) (d) 34,992 1.56 – 0.02 52.4
2.55 (d) 57,463 1.56 – 0.72 76.0
2.76 (c),(d) 107,456 0.57 (e),(f) 0.57 (e),(g) 3.70 (e) 42.4 (e)
7.32 (d) 109,830 0.59 (f) 0.60 (g) 3.50 46.7
4.43 (d) 115,360 0.61 (f) 0.63 (g) 2.83 35.4
(5.72) (d) 127,563 0.62 (f) 0.64 (g) 1.36 28.4
(0.13) (d) 154,334 0.62 (f) 0.65 (g) 0.94 52.4
3.49 (d) 168,395 0.65 (f) 0.68 (g) 1.62 76.0
2.85 (c) 2,831,387 0.40 (e) – 3.87 (e) 42.4 (e)
7.40 2,865,011 0.43 – 3.67 46.7
4.72 2,375,615 0.42 (h) – 3.02 35.4
(5.53) 2,654,929 0.43 (h) – 1.53 28.4
0.06 3,531,191 0.43 (h) – 1.14 52.4
3.72 5,210,042 0.43 (h) – 1.85 76.0
2.58 (c) 9,700 0 .93 (e) – 3.35 (e) 42.4 (e)
6.93 9,050 0.95 – 3.14 46.7
4.07 9,999 0.95 – 2.50 35.4
(6.03) 9,841 0.96 – 1.02 28.4
(0.48) 10,268 0.98 – 0.58 52.4
3.15 14,361 0.98 (h) – 1.30 76.0
2.74 (c) 10,351 0.62 (e) – 3.65 (e) 42.4 (e)
7.17 7,909 0.64 – 3.44 46.7
4.49 8,616 0.64 – 2.80 35.4
(5.74) 9,125 0.65 – 1.31 28.4
(0.17) 11,377 0.67 – 0.90 52.4
3.38 12,410 0.67 (h) – 1.62 76.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2025(b) $ 25.95 $ 0.01 ( $ 2.31) ( $ 2.30) ( $ 0.02) ( $ 0.46) ( $ 0.48) $ 23.17
2024 20.93 0.05 5.70 5.75 (0.04) (0.69) (0.73) 25.95
2023 22.97 0.02 (2.06) (2.04) – – – 20.93
2022 30.71 (0.02) (5.59) (5.61) – (2.13) (2.13) 22.97
2021 20.37 (0.10) 11.00 10.90 – (0.56) (0.56) 30.71
2020 20.79 – 0.79 0.79 – (1.21) (1.21) 20.37
Class J shares
2025(b) 24.50 0.03 (2.19) (2.16) (0.06) (0.46) (0.52) 21.82
2024 19.80 0.08 5.39 5.47 (0.08) (0.69) (0.77) 24.50
2023 21.72 0.05 (1.95) (1.90) (0.02) – (0.02) 19.80
2022 29.11 0.02 (5.28) (5.26) – (2.13) (2.13) 21.72
2021 19.30 (0.05) 10.42 10.37 – ( 0 .56) (0.56) 29.11
2020 19.77 0.02 0.76 0.78 (0.04) (1.21) (1.25) 19.30
Institutional shares
2025(b) 28.80 0.05 (2.57) (2.52) (0.08) (0.46) (0.54) 25.74
2024 23.16 0.13 6.31 6.44 (0.11) (0.69) ( 0 .80) 28.80
2023 25.39 0.11 (2.29) (2.18) (0.05) – (0.05) 23.16
2022 33.60 0.06 (6.14) (6.08) – (2.13) (2.13) 25.39
2021 22.21 (0.03) 12.01 11.98 – (0.59) (0.59) 33.60
2020 22.56 0.06 0.88 0.94 (0.08) (1.21) (1.29) 22.21
R-3 shares
2025(b) 25.67 (0.01) (2.29) (2.30) – (0.46) (0.46) 22.91
2024 20.72 – 5.65 5.65 (0.01) (0.69) (0.70) 25.67
2023 22.78 (0.01) (2.05) (2.06) – – – 20.72
2022 30.51 (0.06) (5.54) (5.60) – (2.13) (2.13) 22.78
2021 20.28 (0.15) 10.94 10.79 – (0.56) (0.56) 30.51
2020 20.72 (0.03) 0.80 0.77 – (1.21) (1.21) 20.28
R-5 shares
2025(b) 28.32 0.03 (2.53) (2.50) (0.06) (0.46) (0.52) 25.30
2024 22.79 0.08 6.21 6.29 (0.07) (0.69) (0.76) 28.32
2023 24.98 0.07 (2.25) (2.18) (0.01) – (0.01) 22.79
2022 33.14 0.02 (6.05) (6.03) – (2.13) (2.13) 24.98
2021 21.91 (0.07) 11.86 11.79 – (0.56) (0.56) 33.14
2020 22.28 0.03 0.86 0.89 (0.05) (1.21) (1.26) 21.91
R-6 shares
2025(b) 28.84 0.07 (2.58) (2.51) (0.11) (0.46) (0.57) 25.76
2024 23.19 0.15 6.33 6.48 (0.14) (0.69) (0.83) 28.84
2023 25.42 0.13 (2.28) (2.15) (0.08) – (0.08) 23.19
2022 33.61 0.08 (6.14) (6.06) – (2.13) (2.13) 25.42
2021 22.21 – 12.01 12.01 – (0.61) (0.61) 33.61
2020 22.56 0.08 0.88 0.96 (0.10) (1.21) (1.31) 22.21

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.04) % (c),(d) $ 224,129 1.11% (e) – % 0.10% (e) 22.1% (e)
27.75 (d) 263,797 1.11 – 0.19 41.1
(8.88) (d) 230,211 1.19 – 0.08 28.7
(19.05) (d) 253,893 1.14 – (0.07) 18.7
54.21 (d) 348,066 1.12 – (0.35) 38.0
3.71 (d) 202,896 1.18 – (0.03) 41.6
(9.00) (c),(d) 165,826 0.98 (e),(f) 0.98 (e),(g) 0.23 (e) 22.1 (e)
27.94 (d) 192,105 0.96 (f) 0.97 (g) 0.34 41.1
(8.75) (d) 165,565 1.02 (f) 1.04 (g) 0.24 28.7
(18.88) (d) 193,888 0.99 (f) 1.01 (g) 0.08 18.7
54.39 (d),(h) 259,335 0.98 (f) 1.00 (g) (0.20) 38.0
3.88 (d),(h) 175,489 1.03 (f) 1.06 (g) 0.12 41.6
(8.91) (c) 631,087 0.85 (e),(i) – 0.35 (e) 22.1 (e)
28.10 745,771 0.85 (i) – 0.47 41.1
(8.61) 378,571 0.85 (i) – 0.42 28.7
(18.79) 411,643 0.85 (i) – 0.21 18.7
54.64 577,259 0.85 (i) – (0.09) 38.0
4.07 147,591 0.85 (i) – 0.28 41.6
(9.11) (c) 13,236 1.30 (e) – (0.09) (e) 22.1 (e)
27.55 15,484 1.31 – (0.01) 41.1
(9.04) 14,313 1.31 – (0.05) 28.7
(19.15) 14,119 1.31 – (0.24) 18.7
53.90 15,267 1.31 – (0.54) 38.0
3.60 7,119 1.32 – (0.17) 41.6
(8.97) (c) 54,553 0.99 (e) – 0.23 (e) 22.1 (e)
27.87 44,708 1.00 – 0.30 41.1
(8.72) 38,705 1.00 – 0.26 28.7
(18.91) 50,244 1.00 – 0.09 18.7
54.46 44,522 1.00 – (0.23) 38.0
3.88 26,842 1.01 – 0 .13 41.6
(8.87) (c) 836,370 0.73 (e),(i) – 0.48 (e) 22.1 (e)
28.23 986,896 0.74 (i) – 0.53 41.1
(8.49) 200,915 0.76 (i) – 0.51 28.7
(18.72) 221,952 0.75 (i) – 0.32 18.7
54.76 169,609 0.75 (i) – 0.01 38.0
4.14 75,621 0.77 (i) – 0.37 41.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2025(b) $ 9.29 ( $ 0.02) ( $ 0.78) ( $ 0.80) ( $ 0.08) ( $ 1.12) ( $ 1.20) $ 7.29
2024 6.89 (0.04) 2.44 2.40 – – – 9.29
2023 7.47 (0.04) (0.44) (0.48) – (0.10) (0.10) 6.89
2022 13.34 (0.06) (3.36) (3.42) – (2.45) (2.45) 7.47
2021 10.37 (0.09) 3.94 3.85 – (0.88) (0.88) 13.34
2020 9.29 (0.07) 2.16 2.09 – (1.01) (1.01) 10.37
Institutional shares
2025(b) 15.75 (0.03) (1.42) (1.45) (0.08) (1.12) (1.20) 13.10
2024 11.66 (0.05) 4.14 4.09 – – – 15.75
2023 12.54 (0.04) (0.74) (0.78) – (0.10) (0.10) 11.66
2022 20.54 (0.07) (5.48) (5.55) – (2.45) (2.45) 12.54
2021 15.56 (0.12) 5.98 5.86 – (0.88) (0.88) 20.54
2020 13.45 (0.08) 3.20 3.12 – (1.01) (1.01) 15.56
R-3 shares
2025(b) 11.51 (0.04) (1.00) (1.04) (0.05) (1.12) (1.17) 9.30
2024 8.56 (0.09) 3.04 2.95 – – – 11.51
2023 9.28 (0.07) (0.55) (0.62) – (0.10) (0.10) 8.56
2022 15.96 (0.10) (4.13) (4.23) – ( 2 .45) (2.45) 9.28
2021 12.30 (0.16) 4.70 4.54 – (0.88) (0.88) 15.96
2020 10.87 (0.11) 2.55 2.44 – (1.01) (1.01) 12.30
R-5 shares
2025(b) 14.06 (0.03) (1.26) (1.29) (0.07) (1.12) (1.19) 11.58
2024 10.43 (0.06) 3.69 3.63 – – – 14.06
2023 11.24 (0.05) (0.66) (0.71) – (0.10) (0.10) 10.43
2022 18.71 (0.08) (4.94) (5.02) – (2.45) (2.45) 11.24
2021 14.25 (0.13) 5.47 5.34 – (0.88) (0.88) 18.71
2020 12.42 (0.09) 2.93 2.84 – (1.01) (1.01) 14.25
R-6 shares
2025(b) 15.81 (0.02) (1.42) (1.44) (0.10) (1.12) (1.22) 13.15
2024 11.70 (0.03) 4.14 4.11 – – – 15.81
2023 12.57 (0.02) (0.75) (0.77) – (0.10) (0.10) 11.70
2022 20.56 (0.05) (5.49) (5.54) – (2.45) (2.45) 12.57
2021 15.55 (0.10) 5.99 5.89 – (0.88) (0.88) 20.56
2020 13.43 (0.06) 3.19 3.13 – (1.01) (1.01) 15.55

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(10.18) % (c),(d) $ 60,216 1.12% (e),(f) 1.14% (e),(g) (0.52) % (e) 67.0% (e)
34.83 (d) 69,270 1.09 (f) 1.13 (g) (0.49) 61.2
(6.47) (d) 56,943 1.14 (f) 1.18 (g) (0.49) 50.3
(29.78) (d) 63,827 1.11 (f) 1.15 (g) (0.64) 50.7
38.18 (d) 103,343 1.07 (f) 1.11 (g) (0.74) 62.1
24.24 (d) 78,084 1.16 (f) 1.22 (g) (0.75) 67.6
(10.14) (c) 81,596 0.97 (e),(h) – (0.36) (e) 67.0 (e)
35.08 114,047 0.96 (h) – (0.35) 61.2
(6.25) 133,979 0.97 (h) – (0.32) 50.3
(29.74) (i) 195,117 0.94 (h) – (0.47) 50.7
38.44 (i) 300,718 0.93 (h) – (0.60) 62.1
24.51 (i) 222,802 0.97 (h) – (0.57) 67.6
(10.28) (c) 13,649 1.41 (e),(h) – (0.81) (e) 67.0 (e)
34 .46 15,205 1.41 (h) – (0.80) 61.2
(6.62) (i) 11,855 1.41 (h) – (0.75) 50.3
(30.07) (i) 13,703 1.40 (h) – (0.94) 50.7
37.78 18,489 1.40 (h) – (1.07) 62.1
23.92 13,013 1.44 (h) – (1.03) 67.6
(10.18) (c) 26,854 1.10 (e),(h) – (0.50) (e) 67.0 (e)
34.80 23,968 1.10 (h) – (0.49) 61.2
(6.34) 20,970 1.10 (h) – (0.44) 50.3
(29.79) 32,559 1.09 (h) – (0.63) 50.7
38.24 50,285 1.09 (h) – (0.75) 62.1
24.17 42,541 1.13 (h) – (0.72) 67.6
(10.04) (c) 1,654,076 0.84 (e),(h) – (0.24) (e) 67.0 (e)
35.13 1,892,007 0.84 (h) – (0.23) 61.2
(6.07) (i) 1,786,028 0.84 (h) – (0.19) 50.3
(29.67) (i) 1,935,411 0.84 (h) – (0.37) 50.7
38.60 2,780,704 0.83 (h) – (0.50) 62.1
24.63 (i) 1,817,204 0.86 (h) – (0.46) 67.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2025(b) $ 25.21 $ 0.17 ( $ 2.67) ( $ 2.50) ( $ 0.30) ( $ 2.01) ( $ 2.31) $ 20.40
2024 20.38 0.31 5.61 5.92 (0.34) (0.75) ( 1 .09) 25.21
2023 24.87 0.31 (2.19) (1.88) (0.28) (2.33) (2.61) 20.38
2022 31.18 0.27 (3.84) (3.57) (0.25) (2.49) (2.74) 24.87
2021 20.17 0.24 11.32 11.56 (0.24) (0.31) (0.55) 31.18
2020 23.55 0.21 (1.85) (1.64) (0.26) (1.48) (1.74) 20.17
Institutional shares
2025(b) 27.51 0.21 (2.96) (2.75) ( 0 .33) (2.01) (2.34) 22.42
2024 22.15 0.38 6.12 6.50 (0.39) (0.75) (1.14) 27.51
2023 26.79 0.38 (2.36) (1.98) (0.33) (2.33) (2.66) 22.15
2022 33.36 0.34 (4.12) (3.78) (0.30) (2.49) (2.79) 26.79
2021 21.54 0.31 12.09 12.40 (0.27) (0.31) (0.58) 33.36
2020 25.03 0.27 (1.98) (1.71) (0.30) (1.48) (1.78) 21.54
R-3 shares
2025(b) 28.25 0.14 (3.04) (2.90) (0.20) (2.01) (2.21) 23.14
2024 22.72 0.26 6 .27 6.53 (0.25) (0.75) (1.00) 28.25
2023 27.39 0.26 (2.42) (2.16) (0.18) (2.33) (2.51) 22.72
2022 34.04 0.20 (4.22) (4.02) (0.14) (2.49) (2.63) 27.39
2021 21.99 0.16 12.35 12.51 (0.15) (0.31) (0.46) 34.04
2020 25.52 0.16 (2.02) (1.86) (0.19) (1.48) (1.67) 21.99
R-5 shares
2025(b) 28.99 0.19 (3.12) (2.93) (0.29) (2.01) (2.30) 23 .76
2024 23.29 0.35 6.43 6.78 (0.33) (0.75) (1.08) 28.99
2023 28.03 0.35 (2.49) (2.14) (0.27) (2.33) (2.60) 23.29
2022 34.76 0.29 (4.30) (4.01) (0.23) (2.49) (2.72) 28.03
2021 22.44 0.26 12.60 12.86 (0.23) (0.31) (0.54) 34.76
2020 26.00 0.23 (2.06) (1.83) (0.25) (1.48) (1.73) 22.44
R-6 shares
2025(b) 27.49 0.21 (2.93) (2.72) (0.35) (2.01) (2.36) 22.41
2024 22.14 0.39 6.11 6.50 (0.40) (0.75) (1.15) 27.49
2023 26.78 0.39 (2.36) (1.97) (0.34) (2.33) (2.67) 22.14
2022 33.35 0.35 (4.11) (3.76) (0.32) ( 2 .49) (2.81) 26.78
2021 21.54 0.33 12.08 12.41 (0.29) (0.31) (0.60) 33.35
2020 25.03 0.27 (1.96) (1.69) (0.32) (1.48) (1.80) 21.54

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.09) % (c),(d) $ 156,520 0.39% (e),(f) 0.40% (e),(g) 1.41% (e) 31.7% (e)
29.50 (d) 183,530 0.38 (f) 0.39 (g) 1.30 22.4
(8.04) (d) 152,416 0.42 (f) 0.44 (g) 1.35 27.5
(12.25) (d) 175,397 0.40 (f) 0.42 (g) 1.01 15.9
57.97 (d) 209,971 0.39 (f) 0 .41 (g) 0.83 11.9
(7.93) (d) 136,338 0.42 (f) 0.45 (g) 1.02 21.4
(11.07) (c) 162,662 0.21 (e),(h) – 1.60 (e) 31.7 (e)
29.76 222,349 0.21 (h) – 1.47 22.4
(7.85) 200,564 0.21 (h) – 1.56 27.5
(12.08) 229,566 0.21 (h) – 1.19 15.9
58.26 291,508 0.21 (h) – 1.01 11.9
(7.75) 218,125 0.24 (h) – 1.22 21.4
(11.26) (c) 58,101 0.73 (e) – 1.08 (e) 31.7 (e)
29.09 66,441 0.73 – 0.96 22.4
(8.33) 64,740 0.73 – 1.04 27.5
(12.54) 79,204 0.73 – 0.67 15.9
57.42 103,119 0.73 – 0 .49 11.9
(8.19) 71,759 0.73 – 0.72 21.4
(11.12) (c) 90,459 0.42 (e) – 1.39 (e) 31.7 (e)
29.49 88,918 0.42 – 1.26 22.4
(8.07) 80,736 0.42 – 1.35 27.5
(12.25) 103,304 0.42 – 0.99 15.9
57.89 128,741 0.42 – 0.80 11.9
(7.91) 92,028 0.42 – 1.04 21.4
(10.99) (c) 751,404 0.16 (e) – 1.64 (e) 31.7 (e)
29.78 623,848 0.16 – 1.52 22.4
(7.80) 514,879 0.17 – 1.60 27.5
(12.04) 533,682 0.16 (h) – 1.24 15.9
58.33 646,055 0.16 (h) – 1.06 11.9
(7.67) 459,359 0.16 (h) – 1.28 21.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2025(b) $ 12.06 $ 0.07 ( $ 1.23) ( $ 1.16) ( $ 0.14) ( $ 1.12) ( $ 1.26) $ 9.64
2024 9.88 0.12 2.41 2.53 (0.10) (0.25) (0.35) 12 .06
2023 11.41 0.09 (0.42) (0.33) (0.06) (1.14) (1.20) 9.88
2022 14.02 0.05 (0.75) (0.70) (0.06) (1.85) (1.91) 11.41
2021 8.63 0.04 5.39 5.43 (0.04) – (0.04) 14.02
2020 10.19 0.04 (1.55) (1.51) (0.05) – (0.05) 8.63
Institutional shares
2025(b) 12.62 0.09 (1.30) (1.21) (0.16) (1.12) (1.28) 10.13
2024 10.34 0.16 2.50 2.66 (0.13) (0.25) (0.38) 12.62
2023 11.88 0.13 (0.44) (0.31) (0.09) (1.14) (1.23) 10.34
2022 14.50 0.09 (0.77) (0.68) (0.09) (1.85) (1.94) 11.88
2021 8.94 0.09 5.56 5.65 (0.09) – (0.09) 14.50
2020 10.55 0.08 (1.59) (1.51) (0.10) – (0.10) 8.94
R-3 shares
2025(b) 11.75 0.05 (1.19) (1.14) (0.11) (1.12) (1.23) 9.38
2024 9.65 0.08 2.35 2.43 (0.08) (0.25) (0.33) 11.75
2023 11.17 0.07 (0.41) (0.34) (0.04) (1.14) (1.18) 9.65
2022 13.76 0.02 (0.73) (0.71) ( 0 .03) (1.85) (1.88) 11.17
2021 8.48 0.02 5.29 5.31 (0.03) – (0.03) 13.76
2020 10.01 0.03 (1.52) (1.49) (0.04) – (0.04) 8.48
R-5 shares
2025(b) 12.28 0.07 (1.25) (1.18) (0.14) (1.12) (1.26) 9.84
2024 10.06 0.13 2.44 2.57 (0.10) (0.25) (0.35) 12.28
2023 11.59 0.10 (0.42) (0.32) (0.07) (1.14) (1.21) 10.06
2022 14.20 0.06 (0.75) (0.69) (0.07) (1.85) (1.92) 11.59
2021 8.75 0.06 5.45 5.51 (0.06) – (0.06) 14.20
2020 10.33 0.06 (1.57) (1.51) (0.07) – (0.07) 8.75
R-6 shares
2025(b) 12.61 0.09 (1.29) (1.20) (0.16) (1.12) (1.28) 10.13
2024 10.33 0.16 2.51 2.67 (0.14) (0.25) (0.39) 12.61
2023 11.87 0.13 (0.43) (0.30) (0.10) (1.14) (1.24) 10.33
2022 14.50 0.09 (0.77) (0.68) (0.10) (1.85) (1.95) 11.87
2021 8.93 0.10 5.56 5.66 (0.09) – (0.09) 14.50
2020 10.54 0.09 (1.60) (1.51) (0.10) – (0.10) 8 .93

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(10.86) % (c),(d) $ 17,659 1.22% (e),(f) 1.24% (e),(g) 1.22% (e) 90.0% (e)
25.67 (d) 23,814 1.21 (f) 1.25 (g) 1.01 73.9
(2.93) (d) 19,813 1.31 (f) 1.35 (g) 0.81 65.2
(5.41) (d) 20,790 1.28 (f) 1.32 (g) 0.40 55.4
63.03 (d) 23,564 1.29 (f) 1.33 (g) 0.35 87.5
(14.92) (d) 11,752 1.48 (f) 1.54 (g) 0.42 92.2
(10.74) (c) 140,930 0.94 (e),(h) – 1.51 (e) 90.0 (e)
25.89 171,914 0.96 (h) – 1.30 73.9
(2.58) 193,833 0.96 (h) – 1.18 65.2
(5.02) 185,308 0.96 (h) – 0.73 55.4
63.45 204,526 0.96 (h) – 0.70 87.5
(14.51) 103,672 0.98 (h) – 0.90 92.2
(10.94) (c) 4,831 1.46 (e),(h) – 0.99 (e) 90.0 (e)
25.27 5,036 1.49 (h) – 0.75 73.9
(3.12) 4,937 1.50 (h) – 0.63 65.2
(5.59) 5,063 1.49 (h) – 0.19 55.4
62.67 6,089 1.49 (h) – 0.14 87.5
(14.99) 3,599 1.53 (h) – 0.39 92.2
(10.78) (c) 7,724 1.15 (e),(h) – 1 .29 (e) 90.0 (e)
25.69 6,507 1.18 (h) – 1.10 73.9
(2.82) 10,587 1.19 (h) – 0.94 65.2
(5.28) 13,339 1.18 (h) – 0.51 55.4
63.22 16,754 1.18 (h) – 0.49 87.5
(14.74) 14,788 1.22 (h) – 0.69 92.2
(10.65) (c) 844,695 0.90 (e),(h) – 1.54 (e) 90.0 (e)
25.94 907,192 0.94 (h) – 1.29 73 .9
(2.55) 935,878 0.93 (h) – 1.19 65.2
(5.07) 895,326 0.93 (h) – 0.76 55.4
63.66 1,150,438 0.93 (h) – 0.72 87.5
(14.51) 663,938 0.96 (h) – 0.94 92.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2025(b) $ 6 .71 $ 0 .12 ( $ 0 .18 ) ( $ 0 .06 ) ( $ 0 .12 ) ( $ 0 .12 ) $ 6 .53
2024 6 .34 0 .23 0 .37 0 .60 ( 0 .23 ) ( 0 .23 ) 6 .71
2023 6 .31 0 .21 0 .03 0 .24 ( 0 .21 ) ( 0 .21 ) 6 .34
2022 7 .61 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .17 ) ( 0 .17 ) 6 .31
2021 7 .40 0 .17 0 .21 0 .38 ( 0 .17 ) ( 0 .17 ) 7 .61
2020 7 .43 0 .18 ( 0 .04 ) 0 .14 ( 0 .17 ) ( 0 .17 ) 7 .40
Class C shares
2025(b) 6 .74 0 .09 ( 0 .19 ) ( 0 .10 ) ( 0 .09 ) ( 0 .09 ) 6 .55
2024 6 .36 0 .17 0 .38 0 .55 ( 0 .17 ) ( 0 .17 ) 6 .74
2023 6 .33 0 .16 0 .02 0 .18 ( 0 .15 ) ( 0 .15 ) 6 .36
2022 7 .63 0 .11 ( 1 .30 ) ( 1 .19 ) ( 0 .11 ) ( 0 .11 ) 6 .33
2021 7 .43 0 .11 0 .20 0 .31 ( 0 .11 ) ( 0 .11 ) 7 .63
2020 7 .46 0 .12 ( 0 .04 ) 0 .08 ( 0 .11 ) ( 0 .11 ) 7 .43
Institutional shares
2025(b) 6 .72 0 .12 ( 0 .17 ) ( 0 .05 ) ( 0 .13 ) ( 0 .13 ) 6 .54
2024 6 .35 0 .25 0 .37 0 .62 ( 0 .25 ) ( 0 .25 ) 6 .72
2023 6 .31 0 .23 0 .03 0 .26 ( 0 .22 ) ( 0 .22 ) 6 .35
2022 7 .61 0 .19 ( 1 .30 ) ( 1 .11 ) ( 0 .19 ) ( 0 .19 ) 6 .31
2021 7 .41 0 .19 0 .20 0 .39 ( 0 .19 ) ( 0 .19 ) 7 .61
2020 7 .44 0 .21 ( 0 .05 ) 0 .16 ( 0 .19 ) ( 0 .19 ) 7 .41

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 0 .94 ) % (c) ,(d) $ 239,721 0 .90% (e) 0 .72% (e) ,(f) 3 .50% (e) 62 .0% (e)
9 .54 (d) 257,775 0 .87 0 .72 (f) 3 .38 42 .9
3 .64 (d) 261,663 0 .85 0 .73 (f) 3 .22 36 .9
( 14 .99 ) (d) 299,054 0 .77 0 .73 (f) 2 .44 59 .3
5 .19 (d) 417,381 0 .79 0 .76 (f) 2 .18 24 .8
1 .89 (d) 356,581 0 .81 0 .77 (f) 2 .50 66 .7
( 1 .53 ) (c) ,(d) 11,237 1 .82 (e) 1 .64 (e) ,(f) 2 .57 (e) 62 .0 (e)
8 .70 (d) 14,303 1 .77 1 .62 (f) 2 .46 42 .9
2 .71 (d) 16,673 1 .74 (g) 1 .62 (f) ,(g) 2 .33 36 .9
( 15 .67 ) (d) 22,134 1 .61 (g) 1 .57 (f) ,(g) 1 .59 59 .3
4 .17 (d) 35,338 1 .61 (g) 1 .58 (f) ,(g) 1 .37 24 .8
1 .05 (d) 38,229 1 .63 (g) 1 .59 (f) ,(g) 1 .69 66 .7
( 0 .81 ) (c) 258,612 0 .63 (e) ,(g) 0 .45 (e) ,(f) ,(g) 3 .76 (e) 62 .0 (e)
9 .82 295,345 0 .60 (g) 0 .45 (f) ,(g) 3 .66 42 .9
4 .09 266,213 0 .57 (g) 0 .45 (f) ,(g) 3 .51 36 .9
( 14 .88 ) (h) 278,642 0 .50 (g) 0 .46 (f) ,(g) 2 .72 59 .3
5 .44 (h) 345,082 0 .54 (g) 0 .51 (f) ,(g) 2 .42 24 .8
2 .14 248,148 0 .56 (g) 0 .52 (f) ,(g) 2 .85 66 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Subject to Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2024, January 2025, February
2025, March 2025, April 2025 and May 2025 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income.
As of these month ends, the estimated sources of these distributions were as follows:
December 2024
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 81.56 0.00 18.44
Diversified Income Fund 9.80 0.00 90.20
Diversified International Fund 30.08 30.54 39.38
Global Emerging Markets Fund 14.40 0.00 85.60
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 51.40 0.00 48.60
Inflation Protection Fund 98.99 0.00 1.01
International Equity Fund 50.91 49.09 0.00
Overseas Fund 95.77 4.23 0.00
Principal Lifetime 2015 Fund 99.79 0.21 0.00
Principal Lifetime 2020 Fund 99.79 0.21 0.00
Principal Lifetime 2025 Fund 99.79 0.21 0.00
Principal Lifetime Hybrid 2015 Fund 99.89 0.11 0.00
Principal Lifetime Hybrid 2020 Fund 99.88 0.12 0.00
Principal Lifetime Hybrid 2025 Fund 99.95 0.05 0.00
Principal Lifetime Hybrid Income Fund 99.91 0.09 0.00
Principal Lifetime Strategic Income Fund 99.82 0.18 0.00
SAM Flexible Income Portfolio 98.46 0.00 1.54
SmallCap Growth Fund I 0.00 100.00 0.00
January 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 71.22 0.00 28.78
Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 48.07 0.00 51.93
SAM Flexible Income Portfolio 81.68 0.00 18.32
February 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 73.00 0.00 27.00
Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 44.25 0.00 55.75
SAM Flexible Income Portfolio 70.10 0.00 29.90
March 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
March 2025
Fund Net Income Realized Gain Capital Sources
Core Plus Bond Fund 76.82 0.00 23.18
Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 49.67 0.00 50.33
SAM Flexible Income Portfolio 75.54 0.00 24.46
April 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 75.89 0.00 24.11
Diversified Income Fund 65.49 0.00 34.51
Government & High Quality Bond Fund 3.34 0.00 96.66
High Yield Fund 58.36 0.00 41.64
SAM Flexible Income Portfolio 75.06 0.00 24.94
May 2025
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 79.44 0.00 20.56
Diversified Income Fund 61.07 0.00 38.93
Government & High Quality Bond Fund 0.00 0.00 100.00
High Yield Fund 55.83 0.00 44.17
SAM Flexible Income Portfolio 72.67 0.00 27.33

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Funds, Inc.
April 30, 2025 (unaudited)

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Funds, Inc.
April 30, 2025 (unaudited)

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Funds, Inc.
April 30, 2025 (unaudited)

The Principal Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested Board
Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief Compliance
Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Director’s expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
April 30, 2025 (unaudited)

During the most recent fiscal half-year, the Board of Directors did not approve any investment advisory contracts.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2025 Principal Financial Services, Inc. | FV942AR-04 | 04/2025 | 4452059-04/2026

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	6/11/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	6/11/2025

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	6/11/2025